UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	October 31, 2020

Date of reporting period:	October 31, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Institutional, J, & R Share Classes
Annual Report
October 31 , 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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Economic & Financial Market Review 1
Important Fund Information 2
California Municipal Fund (unaudited) 3
Core Fixed Income Fund (unaudited) 4
Core Plus Bond Fund (unaudited) 5
Diversified International Fund (unaudited) 6
Equity Income Fund (unaudited) 7
Finisterre Unconstrained Emerging Markets Bond Fund (unaudited) 8
Global Diversified Income Fund (unaudited) 9
Global Real Estate Securities Fund (unaudited) 10
Government & High Quality Bond Fund (unaudited) 11
High Income Fund (unaudited) 12
High Yield Fund (unaudited) 13
Inflation Protection Fund (unaudited) 14
International Emerging Markets Fund (unaudited) 16
International Fund I (unaudited) 17
LargeCap Growth Fund I (unaudited) 18
LargeCap S&P 500 Index Fund (unaudited) 19
LargeCap Value Fund III (unaudited) 20
MidCap Fund (unaudited) 21
MidCap Growth Fund (unaudited) 22
MidCap Growth Fund III (unaudited) 23
MidCap S&P 400 Index Fund (unaudited) 24
MidCap Value Fund I (unaudited) 25
Overseas Fund (unaudited) 26
Principal Capital Appreciation Fund (unaudited) 27
Principal LifeTime 2010 Fund (unaudited) 28
Principal LifeTime 2015 Fund (unaudited) 29
Principal LifeTime 2020 Fund (unaudited) 30
Principal LifeTime 2025 Fund (unaudited) 31
Principal LifeTime 2030 Fund (unaudited) 32
Principal LifeTime 2035 Fund (unaudited) 33
Principal LifeTime 2040 Fund (unaudited) 34
Principal LifeTime 2045 Fund (unaudited) 35
Principal LifeTime 2050 Fund (unaudited) 36
Principal LifeTime 2055 Fund (unaudited) 37
Principal LifeTime 2060 Fund (unaudited) 38
Principal LifeTime 2065 Fund (unaudited) 39
Principal LifeTime Hybrid 2015 Fund (unaudited) 40
Principal LifeTime Hybrid 2020 Fund (unaudited) 41
Principal LifeTime Hybrid 2025 Fund (unaudited) 42
Principal LifeTime Hybrid 2030 Fund (unaudited) 43
Principal LifeTime Hybrid 2035 Fund (unaudited) 44
Principal LifeTime Hybrid 2040 Fund (unaudited) 45
Principal LifeTime Hybrid 2045 Fund (unaudited) 46

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Principal LifeTime Hybrid 2050 Fund (unaudited) 47
Principal LifeTime Hybrid 2055 Fund (unaudited) 48
Principal LifeTime Hybrid 2060 Fund (unaudited) 49
Principal LifeTime Hybrid 2065 Fund (unaudited) 50
Principal LifeTime Hybrid Income Fund (unaudited) 51
Principal LifeTime Strategic Income Fund (unaudited) 52
Real Estate Securities Fund (unaudited) 53
SAM Balanced Portfolio (unaudited) 54
SAM Conservative Balanced Portfolio (unaudited) 55
SAM Conservative Growth Portfolio (unaudited) 56
SAM Flexible Income Fund (unaudited) 57
SAM Strategic Growth Portfolio (unaudited) 58
Short-Term Income Fund (unaudited) 59
SmallCap Fund (unaudited) 60
SmallCap Growth Fund I (unaudited) 61
SmallCap S&P 600 Index Fund (unaudited) 62
SmallCap Value Fund II (unaudited) 63
Tax-Exempt Bond Fund (unaudited) 64
Financial Statements 66
Notes to Financial Statements 187
Schedules of Investments 233
Financial Highlights (includes performance information) 502
Report of Independent Registered Public Accounting Firm 624
Shareholder Expense Example 627
Supplemental Information 636

Economic & Financial Market Review
The mindboggling rebound from the wreckage of the COVID-19 lockdown arrived in the third quarter. In the Eurozone, real gross domestic product (GDP) grew at a skyrocketing 61.1% annualized pace from the second quarter. United States GDP leapt by a nearly as astonishing
33.1% annualized, even with no inventory gain and a three-percentage-point deduct from net exports. The U.S. economic revival continued.
China’s resurgence remained vigorous as the first country to show an annual gain in GDP.
Rising risks induced the European Central Bank to signal more easing action in December to keep financial conditions favorable. In similar action, the United Kingdom support programs have already been extended. Households still had the wherewithal to spend as U.K. and
Eurozone retail sales were already well above pre-pandemic levels. As Asia gets back to normal, Europe could benefit from robust foreign demand.
The outlook may have brightened somewhat for Japan. Most of the remaining restrictions on activity were eased in September. Retail sales recovered almost all the ground lost during April and May. Industrial production jumped 4.0% in September, the fourth consecutive gain, and manufacturers expect a sustained recovery. Exports gained momentum given the strong rebound in China and other parts of Asia. Surveys of purchasing managers improved a bit in October but showed only limited healing.
China’s amazing resurgence continued as the economy returned to normal. Retail sales had been the slowest sector to come back but
September sales were 3.3% above the prior year. Households had restrained their activity for some months over possible new outbreaks, but the strong showing in retail reflects a broader consumer recovery. Exports have been vigorous for months, but solid imports in September pointed to strengthening domestic demand. Credit expansion was sizeable in the latest data with total social financing rising 13.5% over the prior year.
Renewed restrictions on U.S. economic activity from rising daily COVID-19 cases were limited. Absent a stronger second wave of infections, the U.S. economic rebound appeared to have compelling momentum to carry into 2021. Capital spending was brisk; shipments of nondefense capital goods ex aircraft was nicely above year-ago levels. Housing activity was booming, with homebuilder confidence at record levels the last two months.
Surveys of manufacturing businesses by regional Federal Reserve banks were uniformly robust. The national business surveys by MNI
Markit News International were also healthy; the October composite index tied the best level since July 2018. The service sector was hit the hardest by the pandemic, yet even the index level for services companies is the highest since June 2018. The Conference Board’s index of job availability is the same as November 2016 when the jobless rate was less than 5%.
*Commentary taken from November outlook and commentary by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months.
Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
Allocation to CHF Davis I LLC-Student Housing (BAM), San Diego County Desalination Project, and Kaiser Permanente Hospital
contributed.
Allocation to United Airlines, California St. (Construction), and LAX Integrated Express detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 2.70% 3.94% 4.66% 2/27/15 7/25/89
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Fixed Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within from 75% to 125% of the duration of the
Bloomberg Barclays US Aggregate Bond Index.
Overweight to corporates contributed. Security selection in technology contributed. Overweight to banking contributed.
Overweight to asset-backed securities detracted.  Security selection in energy and transportation detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 6.34% 4.53% 4.04% 9/30/09 –
Including Sales Charge 5.34% 4.53% 4.04%
Institutional Shares 6.56% 4.72% 4.38% 3/23/98 –
R-1 Shares 5.65% 3.89% 3.51% 3/1/10 –
R-2 Shares 5.88% 4.04% 3.67% 3/1/10 –
R-3 Shares 6.07% 4.22% 3.85% 3/1/10 –
R-4 Shares 6.17% 4.40% 4.04% 3/1/10 –
R-5 Shares 6.31% 4.53% 4.16% 3/1/10 –
R-6 Shares 6.69% 4.77% 4.25% 11/25/14 12/15/75
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Plus Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Under normal circumstances, the fund maintains an average portfolio duration that is within from 75% to 125% of the duration of the
Bloomberg Barclays U.S. Aggregate Bond Index.
For the last twelve months, the portfolio outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, driven by positive sector allocation and duration positioning.
Out-of-index allocation to below investment-grade corporate bonds contributed. Overweight allocation to investment-grade corporate bonds contributed. Long duration positioning contributed.
Security selection within commercial mortgage-backed securities (CMBS) detracted. Curve positioning detracted. Overweight allocation to
CMBS detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 7.07% 4.20% 3.66% 3/1/01
Including Sales Charge 6.07% 4.20% 3.66%
Institutional Shares 7.41% 4.57% 4.05% 3/1/01
R-1 Shares 6.45% 3.66% 3.15% 11/1/04
R-2 Shares 6.58% 3.78% 3.28% 12/6/00
R-3 Shares 6.83% 3.99% 3.47% 12/6/00
R-4 Shares 7.06% 4.19% 3.68% 12/6/00
R-5 Shares 7.15% 4.30% 3.79% 12/6/00

Diversified International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Strong stock selection was witnessed in Japan and the information technology and energy sectors.
Logitech, a leading designer and manufacturer of personal peripherals for the PC and other digital platforms, reported sales improved +15%
year-over-year, as work from home categories led growth for the company. Neste, the European refiner, reported strong renewables business performance during the period, while Softbank, the Japanese mobile telecom company, sees benefit as its investments in the online space experience growth as a result of the COVID-19 stay-at-home environment.
On the other hand, negative attribution was seen in China and the financials and consumer discretionary sectors.
Credicorp, owner of Peru’s largest bank, experienced a challenging macro environment during the period, leading to underperformance.
Taylor Wimpey, the third largest UK homebuilder by volume, experiences an ongoing headwind due to Brexit uncertainties; however, any form of resolution to Brexit, whether Hard or not, should help to unlock the rerating in this cyclical-value opportunity. Not holding Meituan, a
Chinese retailing company operating in food delivery service and hotel/travel service, led to underperformance as the food delivery business has seen higher adoption rates and faster-than-expected recovery post COVID-19.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 3.67% 4.54% 4.61% 3/1/01 –
Including Sales Charge 2.67% 4.54% 4.61%
Institutional Shares 3.86% 4.85% 5.00% 3/1/01 –
R-1 Shares 3.12% 3.98% 4.11% 11/1/04 –
R-2 Shares 3.28% 4.13% 4.24% 12/6/00 –
R-3 Shares 3.38% 4.32% 4.43% 12/6/00 –
R-4 Shares 3.65% 4.51% 4.63% 12/6/00 –
R-5 Shares 3.72% 4.64% 4.76% 12/6/00 –
R-6 Shares 4.03% 4.54% 4.54% 3/1/19 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Equity Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Apple Inc. (AAPL) outperformed as the company continues to top expectations and diversify their revenue streams. Taiwan Semiconductor
Manufacturing Co., Ltd. Sponsored ADR (TSM) outperformed as the company beat expectations and raised their full year guidance. Deere
& Company (DE) outperformed on the success of the company’s innovative agriculture product lines as agriculture markets recover.
Marathon Petroleum Corporation (MPC) detracted from relative results as sentiment for energy companies worsened. Delta Air Lines, Inc.
(DAL) detracted as the airline industry faced a steep reduction in demand due to the COVID-19 pandemic. Fidelity National Financial, Inc. -
FNF Group (FNF) a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL Holdings.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge -3.44% 8.51% 9.92% 10/9/18 5/31/39
Including Sales Charge -4.36% 8.51% 9.92%
Institutional Shares -3.14% 8.90% 10.34% 8/1/00 –
R-1 Shares -3.99% 7.95% 9.38% 3/1/10 –
R-2 Shares -3.85% 8.10% 9.53% 3/1/10 –
R-3 Shares -3.68% 8.28% 9.72% 3/1/10 –
R-4 Shares -3.50% 8.49% 9.92% 3/1/10 –
R-5 Shares -3.37% 8.62% 10.06% 3/1/10 –
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Finisterre Unconstrained Emerging Markets Bond Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Finisterre Capital LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market country, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. The fund is non-diversified.
Over the period, our strongest contributor was our positioning in Sri Lanka sovereign credit. With bond yields having retraced from 20+%
when we initiated the position to 10% in September, we have flattened out the risk in the strategy as we wait to see how events unfold later in the year. Our lingering positioning in Indonesian local sovereign was also a strong contributor. Finally, our investment in Israel Sovereign
Credit new issue in early April 2020 also contributed positively to the performance.
On the other hand, our biggest detractor came from our largest positions held during the crisis as in Mexico financial debt and a large quasi sovereign oil company. Our exposure to Ghana sovereign credit, as an oil producer country, has also been a key detractor to the performance.
Finally we saw losses coming from our exposure to Ukraine Sovereign credit.
Value of a $10,000 Investment* July 11, 2016 - October 31, 2020
1-Year Since Inception Inception Date
Institutional Shares 2.90% 6.00% 7/11/16

Global Diversified Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: DDJ Capital Management, LLC; Finisterre Capital LLP; MetLife Investment Management, LLC; Post Advisory Group, LLC; Principal Real Estate Investors,
LLC; Spectrum Asset Management, Inc.; W.H Reaves & Co., Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks income. The fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. It also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks.
Style selection within equities contributed as infrastructure stocks outperformed broader world value stocks. Manager performance within high yield contributed as both Post and DDJ outperformed their individual high yield benchmark. Manager performance within REITs contributed as Principal-REI had very strong security selection which led them to outperform their individual index.
Manager performance and style selection from commercial mortgage-backed securities (CMBS) detracted as the asset class performance succumbed to deleveraging and technical pressures and significantly underperformed the broader global aggregate index. Style selection within emerging markets debt detracted as the sensitivity of the asset class and our portfolio to a shrinking global economy and energy prices caused the asset class to underperform the broader global aggregate index. Style selection from high yield detracted as the asset class underperformed the broader aggregate index.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares -3.71% 3.69% 5.09% 12/15/08 –
R-6 Shares -3.70% 3.68% 5.08% 6/12/17 12/15/08
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Global Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
An overweight position to Goodman Group contributed. COVID-19 has driven an acceleration in demand for logistics space as retailers rush to position for increased online retail sales. We believe the company is well-positioned to benefit from continued cap rate compression in the industrial/logistics space. An overweight to Vonovia SE contributed. German housing has been almost unaffected by the COVID-19 pandemic, as the sector has resilient rent collections and occupancy and appetite for this defensive asset class has increased over time. The stock also benefitted from announcing an expansion into the Netherlands and continued efficiency gains. An overweight position to SEGRO plc contributed. Segro’s pan-European industrial and warehouse portfolio and large development pipeline (with significant pre-letting)
concentrated around key transport hubs and the edges of major urban conurbations benefits from these tailwinds.
Not holding Deutsche Wohnen SE detracted. The company was supported by rising confidence that the Berlin rent restrictions which have hamstrung growth this year will be overturned, which would be a positive impact on this Berlin-heavy portfolio. An underweight to Public
Storage detracted. The defensive nature of the sector and the company’s extremely low leverage supported the company’s outperformance in the first half of the year. In the third quarter of 2020, storage companies provided better than expected commentary regarding occupancy and street rates, which led to broad outperformance for the sector. An overweight to Japan Hotel REIT Investment Corporation was a detractor.
The stock suffered from COVID-19 stay at home mandates and travel restrictions that impacted all hospitality stocks. As a result, the region was also impacted by the cancellation of the Tokyo Olympics.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares -17.09% 2.81% 6.28% 10/1/07 –
R-3 Shares -17.51% 2.29% 5.74% 3/1/16 10/1/07
R-4 Shares -17.37% 2.46% 5.93% 3/1/16 10/1/07
R-5 Shares -17.22% 2.63% 6.08% 3/1/16 10/1/07
R-6 Shares -17.06% 2.84% 6.28% 11/25/14 10/1/07
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Class, adjusted for the fees and expense of the share class.

Government & High Quality Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.
As a result of the COVID crisis in early 2020 Treasury rates rallied and the Fed embarked upon its QE4 purchase programs. With this support,
Treasury rates remained low over the course of the year with the primary 30yr mortgage rate moving from ~ 3.8% in October 2019 to ~2.8%
in October 2020. This decline resulted in high prepayment speeds within the MBS market and increased demand for specified pools. Further, the specified pools held by the fund experienced prepayment rates that were lower than generic collateral resulting in additional carry for the fund.  As the specified pools comprise the majority of pools held by the fund this was a primary contributor to performance. The fund’s underweight to 30-year GNMA MBS also contributed to performance.  Out-of-index allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest detractor to performance. Out-of-index allocations to agency commercial mortgage-backed securities
(ACMBS) and agency collateralized mortgage obligations (agency CMO) also detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 2.79% 2.23% 2.31% 12/15/08
Including Sales Charge 1.79% 2.23% 2.31%
Institutional Shares 3.09% 2.55% 2.69% 3/23/98
R-1 Shares 2.30% 1.77% 1.91% 12/15/08
R-2 Shares 2.44% 1.90% 2.03% 12/15/08
R-3 Shares 2.62% 2.10% 2.23% 12/15/08
R-4 Shares 2.82% 2.28% 2.42% 12/15/08
R-5 Shares 2.94% 2.40% 2.53% 12/15/08

High Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: DDJ Capital Management LLC; Mellon Investments Corporation; Post Advisory Group, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks high current income. Under normal circumstances, the fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P
Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade).
Selection in the capital goods and energy sub-sectors contributed to returns for the year. The consumer non-cyclical sub-sector also contributed to performance especially selection within health care. An underweight to the transportation sub-sector also enhanced returns.
Selection in the basic industry and communication sub-sectors detracted from performance for the year. An overweight to cash dragged on returns. An underweight to the technology and communications sub-sectors hurt returns.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 2.85% 4.61% 5.06% 12/29/04

High Yield Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging markets.
Security selection positively impacted returns due to the outperformance from overweights to Southwestern Energy, underweights to
Chesapeake Energy, Hertz Global Holdings and Valaris, and our positioning within the capital structures of Intelsat, and Southwestern
Energy.
This was somewhat offset by the underperformance from overweights to EP Energy, Oasis Petroleum, and Shell Drilling Holdings,
underweights to Occidental Petroleum, and Western Midstream.  Sector allocation underperformed due to underweights to energy and consumer con-cyclicals. However, this was somewhat offset due to an underweight to REITs, and an overweight to banking.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 3.73% 5.57% 5.93% 7/28/98 –
R-6 Shares 3.82% 5.58% 5.76% 11/22/16 4/8/98
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Inflation Protection Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.; Blackrock International Limited
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.
It normally maintains an average portfolio duration that is within from 80% to 120% of the duration of the Bloomberg Barclays U.S. Treasury
Inflation Protected Securities (TIPS) Index. The fund also invests in foreign securities, U.S. Treasuries and agency securities.
The portfolio's relative value position between Spanish (overweight) vs. German (underweight) 10-year nominal rates contributed to performance, as spreads compressed significantly due to the supportive monetary and fiscal policy backdrop that boosted the market's confidence in Spain's ability to recover. Similarly, the portfolio's long Italian front-end nominal rates and relative value positioning between
Italian vs. German 10-year nominal rates further augmented performance. Our relative value positions between New Zealand vs. US long-
end nominal rates aided performance, as the rally of New Zealand 30-year nominal rates outpaced that of the US. The portfolio's tactical allocation to Emerging Market Sovereigns was additive to performance as spread levels compressed.
The portfolio's German nominal curve steepener (overweight 2-year vs. underweight 10-year) also benefitted returns. The team added to the steepener in January after the belly remained elevated, and we expected the spread to widen against the front end of the curve. The 10-year nominal rate sell-off significantly outpaced 2-year nominal rates in mid-March, in part due to the announcement of accommodative monetary policy actions by the European Central Bank (ECB), most notably the €750 bn Pandemic Emergency Purchase Program (PEPP). The Italian
long-end nominal rates flattener slightly contributed to performance when 10-year nominals' sell-off outpaced 30-year nominals by as much as 72 bps from late January until mid-March. The widening of the spread was partly driven by the escalating severity of the outbreak in Italy.
The team added to its overweight in US real rates in March, which augmented performance after the Fed's purchase program supported the treasury inflation-protected securities (TIPS) market in late March and into the summer months.
The tailwind from the breakthrough in Brexit negotiations and UK Prime Minister Boris Johnson's election victory in Q4 2019 helped the portfolio's structural short in UK breakevens. The resiliency of UK breakevens during the pandemic slightly pared the positive performance
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 8.15% 3.32% 2.17% 12/29/04
Including Sales Charge 7.15% 3.32% 2.17%
Institutional Shares 8.83% 4.04% 2.86% 12/29/04
R-1 Shares 7.93% 3.15% 1.97% 12/29/04
R-2 Shares 8.04% 3.26% 2.11% 12/29/04
R-3 Shares 8.17% 3.44% 2.28% 12/29/04
R-4 Shares 8.32% 3.63% 2.47% 12/29/04
R-5 Shares 8.56% 3.77% 2.59% 12/29/04

Inflation Protection Fund
of both the portfolio's relative value positions in the US/EU (long) vs. the UK (short) inflation expectations and the outright short position in UK breakevens.
As the moves lower in nominal yields outpaced that of the moves lower in real yields amid escalating fears around the outbreak, inflation expectations (breakevens) narrowed precipitously. This hurt the performance of the portfolio's long breakeven expressions in the EU, Japan, and the US. Nevertheless, the rebound of global risk assets over Q2 and Q3 pared some of the underperformance in breakevens. Amongst them, inflation expectations in the US recovered the most seeing 10-year US breakevens briefly surge past the pre-pandemic peak in late
August.
The portfolio was broadly positioned for a risk-on, reflationary environment entering 2020. The historic rally in global rates resulted from the COVID-19 outbreak thus generally hurt performance. The sustained rally in US rates that began in late January negatively impacted the portfolio's structural bias to being underweight US nominal rates. The US market began pricing in a potential democratic sweep scenario in the US election in late Q3 and October. This sparked a sharp sell-off in 10-year US nominal rates by ~20 bps in October and helped pare some of the underperformance. Further detracting from the performance was the portfolio's exposure in Canadian (overweight) vs.
US (underweight) nominal rates and FX relative value positioning between those countries. The impact was especially notable after the emergence of the oil shock in February. Further detracting from performance was our tactical allocation around selling interest rate volatility.
Our subsequent tactical volatility trades helped regain some of the underperformance.
The team sees derivatives as an effective and efficient tool to manage duration, yield curve, and volatility risk in the Portfolio. During the period, the Portfolio utilized forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities and shift investment exposure from one currency to another. We utilized futures contracts to manage duration and yield exposure of the Portfolio in an efficient manner. We used options to create various exposures for the Portfolio, isolate perceived mispricing, and create asymmetric risk profiles. We also used written options to increase the Portfolio’s carry. We used interest rate swaps to express our breakeven strategies or enhance yields of already existing positions. We used inflation swaps to hedge underlying inflation-linked positions, and caps and floors that provide protection against adverse moves in the inflation market.
For the trailing 1-year period ending on October 31st, 2020, the Portfolio’s aggregate currency positioning strategy modestly contributed.
Our overall U.S. duration positioning detracted from performance but is partly offset by some positive contribution from overall yield curve positioning.

International Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market " means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg
Barclays Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
Both the Asia and EMEA regions outperformed during the period. China and Taiwan were the best performing markets in Asia while South
Africa was the best performer in EMEA. Notable contributors were JD.com, up 161.7%, Meituan, up 211.0%, Tencent, up 86.7%, and Taiwan
Semiconductor, up 57.8%. Outperformance in South Africa was primarily driven by our underweight and no exposure to the financials sector, which declined 40.0%. From a sector standpoint consumer discretionary was the best performing sector, driven by our retailing exposure. In addition to the aforementioned China holdings, we also benefitted from our holding in MercadoLibre, up 131.8%. The pandemic accelerated consumer trends for e-commerce and that was the notable theme for why we outperformed in the sector. The next best performing sectors were energy and communication services, primarily driven by our stock selection in both sectors. Argentina was the top performing market in the Latin America region where our holding, MercadoLibre, drove relative gains. Negative stock selection in South Korea, India, and
Brazil were the main sources of weakness during the period. The financials sector was the worst relative performer during the period, largely driven by our holding in IRB Brasil. The company came under pressure during the period following a short report published by Squadra (Rio-
based hedge fund) which questioned their accounting methods. We were also hurt by our Latin American holdings, Credicorp, down 42.9%,
Petrobras Distribuidora, down 51.0%, and Banco do Brasil, down 55.3%. Within China, we had 2 notable detractors during the period. We owned PICC Property & Casualty, which fell 43.0% and we were hurt by no exposure to NIO Inc., which surged 2,009.0% over the last year.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 11.01% 6.56% 1.72% 3/1/01 –
Including Sales Charge 10.01% 6.56% 1.72%
Institutional Shares 11.21% 6.82% 2.06% 3/1/01 –
R-1 Shares 10.29% 5.93% 1.20% 11/1/04 –
R-2 Shares 10.46% 6.07% 1.34% 12/6/00 –
R-3 Shares 10.67% 6.27% 1.52% 12/6/00 –
R-4 Shares 10.85% 6.46% 1.71% 12/6/00 –
R-5 Shares 10.98% 6.58% 1.83% 12/6/00 –
R-6 Shares 11.31% 6.74% 1.75% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

International Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The twelve month review period saw the Fund generate modest single digit returns, but substantially outperform its benchmark with most geographic regions and industrial sectors contributing to this very strong relative performance.  Regional highlights included positive stock selection in Emerging Markets, particularly Taiwan and China and also very good stock selection in Europe.  The only negative point of note at the country level was Canada where a couple of particularly weak individual holdings pared overall gains fractionally.
Looking at Industrial sectors, again contributions were seen from most areas with particular stand-out contributions coming from Information
Technology and Materials sectors, where we were overweight benchmark, and from Energy, where our low weightings relative to benchmark boosted relative returns as that sector lagged.  Our modest bias away from the very largest companies in the world did not help relative returns but the marginal cost of this bias was more than offset by strong stock selection in all size buckets, from the largest to the smallest.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 4.14% 5.07% 5.29% 12/29/03 –
R-1 Shares 3.41% 4.22% 4.42% 11/1/04 –
R-2 Shares 3.47% 4.34% 4.55% 6/1/04 –
R-3 Shares 3.71% 4.54% 4.74% 6/1/04 –
R-4 Shares 3.85% 4.72% 4.93% 6/1/04 –
R-5 Shares 3.99% 4.86% 5.07% 6/1/04 –
R-6 Shares 4.22% 5.10% 5.28% 11/22/16 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The health care sector was the biggest contributor to performance driven by strong stock selection. Stock selection in the communication services and real estate sectors also enhanced performance. An underweight in the financials sector benefited the portfolio.
Stock selection in the information technology sector hindered performance. An overweight to industrials and utilities was not beneficial to returns. An underweight to information technology was a drag on performance.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 28.03% 17.40% 15.89% 3/1/01 –
Including Sales Charge 27.03% 17.40% 15.89%
Institutional Shares 28.23% 17.60% 16.25% 12/6/00 –
R-1 Shares 27.22% 16.65% 15.29% 11/1/04 –
R-2 Shares 27.44% 16.80% 15.43% 12/6/00 –
R-3 Shares 27.61% 17.01% 15.63% 12/6/00 –
R-4 Shares 27.86% 17.24% 15.86% 12/6/00 –
R-5 Shares 28.04% 17.36% 16.00% 12/6/00 –
R-6 Shares 28.42% 17.65% 16.26% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap S&P 500 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12-month period ending in October 2020, the Principal LargeCap S&P 500 Index Fund was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Seven of the eleven economic sectors in the index posted positive returns during the period with the information technology and consumer discretionary sectors providing the best return. NVIDIA, PayPal Holdings, and Apple contributed to fund performance for the 12-month period ending October.
The energy and financial sectors recorded the worst returns during the period. Occidental Petroleum, Boeing, and Wells Fargo detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 9.29% 11.29% 12.49% 3/1/01
Including Sales Charge 8.29% 11.29% 12.49%
Institutional Shares 9.51% 11.53% 12.82% 3/1/01
R-1 Shares 8.58% 10.56% 11.83% 11/1/04
R-2 Shares 8.65% 10.69% 11.98% 12/6/00
R-3 Shares 8.92% 10.90% 12.18% 12/6/00
R-4 Shares 9.09% 11.12% 12.40% 12/6/00
R-5 Shares 9.21% 11.25% 12.53% 12/6/00

LargeCap Value Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Westwood Management Corp.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index.
The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The information technology sector was the largest contributor to performance driven by strong stock selection and an overweight to the sector. Stock selection in the consumer discretionary and consumer staples sectors also enhanced performance. An underweight to real estate benefited the portfolio.
The financials sector was the biggest detractor to performance for the year driven by poor stock selection. Stock selection in the industrials and health care sectors also detracted from performance. An overweight to the energy sector was a drag on performance.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -8.14% 5.89% 8.76% 3/1/01
Including Sales Charge -9.01% 5.89% 8.76%
Institutional Shares -7.82% 6.24% 9.18% 12/6/00
R-1 Shares -8.58% 5.31% 8.23% 11/1/04
R-2 Shares -8.50% 5.43% 8.37% 12/6/00
R-3 Shares -8.36% 5.63% 8.57% 12/6/00
R-4 Shares -8.19% 5.82% 8.77% 12/6/00
R-5 Shares -8.05% 5.96% 8.90% 12/6/00

MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Index. The fund also invests in foreign securities.
Over its fiscal year, MidCap Fund’s performance was helped by positive company selection, especially in the Real Estate, Industrial, and
Financial sectors. The largest contributor to MidCap Fund’s performance was Wix.com, a founder-led software company that offers easy-
to-use website building tools. Wix.com enables the creation of a sophisticated digital presence at an attractive price, which has become even more important over the last year. MidCap Fund’s next largest contributor was Autodesk, the leader in computer-aided design software that is essential for architects and manufacturers. Another important contributor to the fund was Copart, which provides auction and remarketing services for salvaged vehicles. Copart has been led by owner-operators Willis Johnson and Jay Adair for decades.
On the other hand, sector allocation mostly detracted from MidCap Fund’s relative performance, as the fund had less weight than the index in the market’s two best performing sectors, Health Care and Information Technology. The largest detractor from MidCap Fund’s performance was Brookfield Asset Management, an owner and operator of real asset-based businesses around the world. Brookfield is led by Bruce Flatt, who along with other key insiders owns more than 18% of the company as of October 31, 2020. The next largest detractor was Markel, a specialty-insurance company with decades of experience successfully underwriting non-standard and hard to place risks. Another detractor from the fund’s performance was Howard Hughes Corporation, a real estate developer with attractive projects in growing U.S. markets such as Houston and Las Vegas.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 4.98% 12.61% 14.29% 3/1/01 –
Including Sales Charge 3.99% 12.61% 14.29%
Institutional Shares 5.08% 12.74% 14.55% 3/1/01 –
R-1 Shares 4.27% 11.86% 13.63% 11/1/04 –
R-2 Shares 4.41% 12.01% 13.78% 12/6/00 –
R-3 Shares 4.61% 12.22% 13.99% 12/6/00 –
R-4 Shares 4.82% 12.43% 14.20% 12/6/00 –
R-5 Shares 4.93% 12.57% 14.35% 12/6/00 –
R-6 Shares 5.20% 12.71% 14.23% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Columbus Circle Investors
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Growth Index.
Sea Limited, an emerging markets leader in online gaming, ecommerce, and digital payments that is not in the benchmark, gained as financial results demonstrated strong user growth, an acceleration in volumes, and wider adoption of the company’s offerings. Dexcom, a medical device manufacturer focused on diabetes management, rose after robust sales of its market-leading continuous glucose monitoring systems, combined with lower costs that resulted in powerful margin expansion, drove better than expected earnings and a more positive outlook.
Snap, a mobile platform providing camera applications enabling people to communicate through short videos and images that is not in the benchmark, climbed after reporting strong financial results, driven by an acceleration in daily active users and better than expected revenue per user due to traction of new products and advertising tools.
Allegiant Travel, an airline that is not in the benchmark, declined as leisure travel was abruptly disrupted due to the Coronavirus. Owens
Corning, a manufacturer of building materials that is not in the benchmark, dropped due to volume and pricing declines resulting from the
COVID-19 pandemic. Viavi Solutions, a provider of test and measurement equipment that is not in the benchmark, fell due to pushouts of field deployments by service providers resulting from the COVID-19 pandemic.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 38.55% 14.71% 13.99% 3/1/01
Including Sales Charge 37.55% 14.71% 13.99%
Institutional Shares 38.77% 14.94% 14.39% 3/1/01
R-1 Shares 37.62% 14.03% 13.45% 11/1/04
R-2 Shares 37.75% 14.16% 13.61% 12/6/00
R-3 Shares 38.08% 14.37% 13.81% 12/6/00
R-4 Shares 38.26% 14.58% 14.03% 12/6/00
R-5 Shares 38.38% 14.73% 14.16% 12/6/00

MidCap Growth Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Eagle Asset Management, Inc.; Robert W. Baird & Co., Incorporated
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The consumer discretionary sector was the largest contributor to performance driven by strong stock selection. Stock selection in industrials and communication services also benefited the portfolio. An underweight to the consumer staples and real estate sectors contributed to returns.
Individual stock picks within the information technology sector hindered performance. An overweight to financials detracted from performance. An underweight to the information technology sector was a drag on returns.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 21.76% 13.31% 11.94% 3/1/01
Including Sales Charge 20.76% 13.31% 11.94%
Institutional Shares 22.12% 13.71% 12.41% 3/1/01
R-1 Shares 21.09% 12.70% 11.42% 11/1/04
R-2 Shares 21.28% 12.85% 11.57% 12/6/00
R-3 Shares 21.41% 13.05% 11.76% 12/6/00
R-4 Shares 21.80% 13.27% 11.98% 12/6/00
R-5 Shares 21.87% 13.41% 12.12% 12/6/00

MidCap S&P 400 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the
time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe.
For the 12 months ending in October 2020, the MidCap S&P 400 Index Fund was in line with the S&P MidCap 400 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the index posted positive returns during the period, with healthcare and information technology performing the best. SolarEdge Technologies, Boston Beer Company, and Etsy contributed to fund performance for the 12-month period ending in October.
The energy and real estate sectors recorded the worst returns during the period. Cinemark Holdings, Sabre, and Service Properties Trust
detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge -1.47% 6.93% 9.76% 3/1/01 –
Including Sales Charge -2.39% 6.93% 9.76%
Institutional Shares -1.35% 7.15% 10.11% 3/1/01 –
R-1 Shares -2.07% 6.28% 9.21% 11/1/04 –
R-2 Shares -1.96% 6.42% 9.35% 12/6/00 –
R-3 Shares -1.83% 6.61% 9.54% 12/6/00 –
R-4 Shares -1.62% 6.81% 9.75% 12/6/00 –
R-5 Shares -1.46% 6.94% 9.88% 12/6/00 –
R-6 Shares -1.28% 7.07% 9.77% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Value Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management and Equity Research, Inc.; Victory Capital Management Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.
Strong stock selection in the consumer staples and real estate sectors enhanced performance. An overweight to the information technology and consumer staples sectors benefited the portfolio. An underweight to energy and real estate also drove performance.
Poor stock selection in the industrials and communication services sectors hurt performance for the year. An overweight to financials detracted from performance. An underweight to the communication services and health care sectors dragged on returns.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge -6.00% 4.99% 8.36% 3/2/09 –
Including Sales Charge -6.90% 4.99% 8.36%
Institutional Shares -5.82% 5.26% 8.74% 12/29/03 –
R-1 Shares -6.53% 4.42% 7.84% 11/1/04 –
R-2 Shares -6.42% 4.55% 7.98% 6/1/04 –
R-3 Shares -6.24% 4.74% 8.17% 6/1/04 –
R-4 Shares -6.04% 4.94% 8.37% 6/1/04 –
R-5 Shares -5.96% 5.06% 8.50% 6/1/04 –
R-6 Shares -5.73% 5.32% 8.77% 4/2/19 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Overseas Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase.
It invests in emerging market securities. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies.
Stock selection in information technology and industrials contributed to returns. An overweight to the industrials and information technology sectors also enhanced performance. An underweight to financials aided performance.
The utilities sector was the largest detractor to performance for the year driven by poor stock selection and an underweight to the sector.
Stock selection in the consumer staples sector hindered performance. An underweight to the communication services sector also dragged on performance.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares -13.63% -0.17% 1.95% 9/30/08 –
R-1 Shares -14.40% -1.06% 1.05% 3/1/12 9/30/08
R-2 Shares -14.34% -0.93% 1.18% 3/1/12 9/30/08
R-3 Shares -14.13% -0.75% 1.37% 3/1/12 9/30/08
R-4 Shares -13.99% -0.56% 1.57% 3/1/12 9/30/08
R-5 Shares -13.90% -0.45% 1.68% 3/1/12 9/30/08
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Principal Capital Appreciation Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Deckers Outdoor Corporation (DECK) the footwear, apparel and accessories retailer, best known for their UGG, HOKA and Teva brands reported EPS above estimates and HOKA sales remained strong through the pandemic. Lululemon Athletica Inc (LULU) delivered strong full-
year earnings growth and contributed to performance. Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (TSM) outperformed as the company beat expectations and raised their full year guidance.
Aaron's, Inc. (AAN) detracted as investors reacted negatively to a settlement with the FTC and also became concerned about the effect of
COVID-19 on its business. Fidelity National Financial, Inc. - FNF Group (FNF) a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL
Holdings. Not owning Tesla Inc (TSLA) detracted from relative results.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 10.42% 11.93% 12.88% 6/7/99
R-1 Shares 9.44% 10.94% 11.90% 3/1/10
R-2 Shares 9.57% 11.09% 12.04% 3/1/10
R-3 Shares 9.76% 11.29% 12.24% 3/1/10
R-4 Shares 9.98% 11.50% 12.46% 3/1/10
R-5 Shares 10.11% 11.64% 12.59% 3/1/10

Principal LifeTime 2010 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.91% 5.49% 5.76% 6/15/01
Including Sales Charge 4.92% 5.49% 5.76%
Institutional Shares 6.06% 5.67% 6.01% 3/1/01
R-1 Shares 5.14% 4.76% 5.10% 11/1/04
R-2 Shares 5.28% 4.89% 5.23% 3/1/01
R-3 Shares 5.48% 5.09% 5.43% 3/1/01
R-4 Shares 5.65% 5.29% 5.62% 3/1/01
R-5 Shares 5.82% 5.40% 5.74% 3/1/01

Principal LifeTime 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 6.20% 6.16% 6.56% 2/29/08
R-1 Shares 5.21% 5.23% 5.62% 2/29/08
R-2 Shares 5.37% 5.38% 5.77% 2/29/08
R-3 Shares 5.52% 5.56% 5.96% 2/29/08
R-4 Shares 5.69% 5.76% 6.16% 2/29/08
R-5 Shares 5.86% 5.90% 6.29% 2/29/08

Principal LifeTime 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.86% 6.39% 6.88% 6/15/01
Including Sales Charge 4.88% 6.39% 6.88%
Institutional Shares 5.99% 6.54% 7.13% 3/1/01
R-1 Shares 5.09% 5.62% 6.20% 11/1/04
R-2 Shares 5.20% 5.75% 6.34% 3/1/01
R-3 Shares 5.42% 5.96% 6.53% 3/1/01
R-4 Shares 5.57% 6.15% 6.73% 3/1/01
R-5 Shares 5.73% 6.28% 6.86% 3/1/01

Principal LifeTime 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 5.93% 7.00% 7.56% 2/29/08
R-1 Shares 4.94% 6.04% 6.61% 2/29/08
R-2 Shares 5.06% 6.17% 6.75% 2/29/08
R-3 Shares 5.29% 6.37% 6.94% 2/29/08
R-4 Shares 5.49% 6.57% 7.14% 2/29/08
R-5 Shares 5.59% 6.71% 7.28% 2/29/08

Principal LifeTime 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.64% 7.05% 7.62% 6/15/01
Including Sales Charge 4.65% 7.05% 7.62%
Institutional Shares 5.79% 7.23% 7.89% 3/1/01
R-1 Shares 4.92% 6.32% 6.95% 11/1/04
R-2 Shares 5.05% 6.45% 7.09% 3/1/01
R-3 Shares 5.22% 6.63% 7.28% 3/1/01
R-4 Shares 5.50% 6.85% 7.49% 3/1/01
R-5 Shares 5.60% 6.97% 7.61% 3/1/01

Principal LifeTime 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 6.02% 7.54% 8.27% 2/29/08
R-1 Shares 5.11% 6.61% 7.33% 2/29/08
R-2 Shares 5.24% 6.76% 7.48% 2/29/08
R-3 Shares 5.38% 6.93% 7.66% 2/29/08
R-4 Shares 5.58% 7.14% 7.88% 2/29/08
R-5 Shares 5.76% 7.28% 8.00% 2/29/08

Principal LifeTime 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.67% 7.55% 8.19% 6/15/01
Including Sales Charge 4.69% 7.55% 8.19%
Institutional Shares 5.79% 7.74% 8.49% 3/1/01
R-1 Shares 4.90% 6.80% 7.54% 11/1/04
R-2 Shares 4.99% 6.93% 7.68% 3/1/01
R-3 Shares 5.22% 7.13% 7.88% 3/1/01
R-4 Shares 5.45% 7.35% 8.08% 3/1/01
R-5 Shares 5.56% 7.46% 8.22% 3/1/01

Principal LifeTime 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 5.57% 7.83% 8.65% 2/29/08
R-1 Shares 4.68% 6.89% 7.70% 2/29/08
R-2 Shares 4.81% 7.05% 7.85% 2/29/08
R-3 Shares 5.00% 7.22% 8.04% 2/29/08
R-4 Shares 5.19% 7.42% 8.25% 2/29/08
R-5 Shares 5.30% 7.55% 8.37% 2/29/08

Principal LifeTime 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.18% 7.67% 8.38% 6/15/01
Including Sales Charge 4.20% 7.67% 8.38%
Institutional Shares 5.37% 7.93% 8.77% 3/1/01
R-1 Shares 4.50% 7.01% 7.83% 11/1/04
R-2 Shares 4.58% 7.13% 7.96% 3/1/01
R-3 Shares 4.87% 7.33% 8.17% 3/1/01
R-4 Shares 5.03% 7.53% 8.37% 3/1/01
R-5 Shares 5.12% 7.65% 8.50% 3/1/01

Principal LifeTime 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Institutional Shares 5.07% 7.93% 8.73% 2/29/08
R-1 Shares 4.12% 7.01% 7.80% 2/29/08
R-2 Shares 4.31% 7.16% 7.94% 2/29/08
R-3 Shares 4.53% 7.36% 8.13% 2/29/08
R-4 Shares 4.69% 7.56% 8.34% 2/29/08
R-5 Shares 4.81% 7.68% 8.47% 2/29/08

Principal LifeTime 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* March 1, 2013 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Class J Shares Excluding Sales Charge 4.61% 7.55% 8.21% 3/1/13
Including Sales Charge 3.62% 7.55% 8.21%
Institutional Shares 5.02% 7.92% 8.57% 3/1/13
R-1 Shares 4.08% 7.00% 7.64% 3/1/13
R-2 Shares 4.27% 7.14% 7.79% 3/1/13
R-3 Shares 4.45% 7.34% 8.01% 3/1/13
R-4 Shares 4.67% 7.56% 8.19% 3/1/13
R-5 Shares 4.76% 7.66% 8.31% 3/1/13

Principal LifeTime 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2020
1-Year Since Inception Inception Date
Institutional Shares 5.15% 7.03% 9/6/17
R-1 Shares 4.34% 6.20% 9/6/17
R-2 Shares 4.38% 6.29% 9/6/17
R-3 Shares 4.55% 6.48% 9/6/17
R-4 Shares 4.73% 6.69% 9/6/17
R-5 Shares 4.81% 6.82% 9/6/17

Principal LifeTime Hybrid 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 6.21% 5.73% 5.19% 3/1/18 9/30/14
Including Sales Charge 5.21% 5.73% 5.19%
Institutional Shares 6.54% 6.00% 5.45% 9/30/14 –
R-3 Shares 5.96% 5.41% 4.87% 3/1/19 9/30/14
R-5 Shares 6.20% 5.73% 5.19% 3/1/19 9/30/14
R-6 Shares 6.55% 6.04% 5.48% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 6.38% 6.21% 5.71% 3/1/18 9/30/14
Including Sales Charge 5.38% 6.21% 5.71%
Institutional Shares 6.50% 6.46% 5.96% 9/30/14 –
R-3 Shares 5.92% 5.91% 5.41% 3/1/19 9/30/14
R-5 Shares 6.29% 6.24% 5.74% 3/1/19 9/30/14
R-6 Shares 6.53% 6.50% 5.97% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 6.36% 6.62% 6.13% 3/1/18 9/30/14
Including Sales Charge 5.36% 6.62% 6.13%
Institutional Shares 6.46% 6.84% 6.37% 9/30/14 –
R-3 Shares 5.92% 6.28% 5.81% 3/1/19 9/30/14
R-5 Shares 6.25% 6.60% 6.13% 3/1/19 9/30/14
R-6 Shares 6.49% 6.87% 6.39% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 6.42% 7.03% 6.50% 3/1/18 9/30/14
Including Sales Charge 5.42% 7.03% 6.50%
Institutional Shares 6.64% 7.30% 6.77% 9/30/14 –
R-3 Shares 6.16% 6.73% 6.20% 3/1/19 9/30/14
R-5 Shares 6.38% 7.05% 6.52% 3/1/19 9/30/14
R-6 Shares 6.67% 7.30% 6.77% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 5.94% 7.33% 6.79% 3/1/18 9/30/14
Including Sales Charge 4.94% 7.33% 6.79%
Institutional Shares 6.15% 7.59% 7.05% 9/30/14 –
R-3 Shares 5.52% 7.01% 6.47% 3/1/19 9/30/14
R-5 Shares 5.86% 7.35% 6.81% 3/1/19 9/30/14
R-6 Shares 6.17% 7.63% 7.08% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 5.74% 7.52% 6.98% 3/1/18 9/30/14
Including Sales Charge 4.74% 7.52% 6.98%
Institutional Shares 5.86% 7.78% 7.24% 9/30/14 –
R-3 Shares 5.41% 7.22% 6.68% 3/1/19 9/30/14
R-5 Shares 5.66% 7.55% 7.00% 3/1/19 9/30/14
R-6 Shares 5.97% 7.83% 7.28% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 5.58% 7.66% 7.07% 3/1/18 9/30/14
Including Sales Charge 4.58% 7.66% 7.07%
Institutional Shares 5.80% 7.92% 7.33% 9/30/14 –
R-3 Shares 5.29% 7.35% 6.76% 3/1/19 9/30/14
R-5 Shares 5.59% 7.69% 7.10% 3/1/19 9/30/14
R-6 Shares 5.81% 7.96% 7.37% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 5.36% 7.81% 7.24% 3/1/18 9/30/14
Including Sales Charge 4.36% 7.81% 7.24%
Institutional Shares 5.58% 8.04% 7.48% 9/30/14 –
R-3 Shares 5.02% 7.46% 6.90% 3/1/19 9/30/14
R-5 Shares 5.46% 7.80% 7.24% 3/1/19 9/30/14
R-6 Shares 5.68% 8.07% 7.50% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 4.91% 7.80% 7.24% 3/1/18 9/30/14
Including Sales Charge 3.91% 7.80% 7.24%
Institutional Shares 5.19% 8.07% 7.50% 9/30/14 –
R-3 Shares 4.72% 7.50% 6.93% 3/1/19 9/30/14
R-5 Shares 4.98% 7.83% 7.26% 3/1/19 9/30/14
R-6 Shares 5.26% 8.10% 7.52% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 4.97% 7.90% 7.32% 3/1/18 9/30/14
Including Sales Charge 3.97% 7.90% 7.32%
Institutional Shares 5.30% 8.19% 7.60% 9/30/14 –
R-3 Shares 4.67% 7.61% 7.02% 3/1/19 9/30/14
R-5 Shares 4.96% 7.94% 7.35% 3/1/19 9/30/14
R-6 Shares 5.29% 8.22% 7.62% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2020
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 5.18% 6.41% 3/1/18 9/6/17
Including Sales Charge 4.18% 6.41%
Institutional Shares 5.52% 6.71% 9/6/17 –
R-3 Shares 4.81% 6.09% 3/1/19 9/6/17
R-5 Shares 5.26% 6.45% 3/1/19 9/6/17
R-6 Shares 5.52% 6.75% 9/6/17 –
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.
Manager performance in the non-U.S. equity asset class contributed to performance for the year as the Diversified International investment option outperformed its index. Origin Emerging Markets, held in the later-dated vintages, also outperformed within the asset class for the one-year period. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities. Within the asset class, an overweight to U.S. large-cap equities and an underweight to U.S. midcap equities across the series also contributed to performance for the year. Active management within real assets contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the
S&P Target Date index for the year. A slight overweight to U.S. small-cap equity hurt performance for the year as the asset class lagged larger cap U.S. equity indices. An overweight to REIT exposure in the later-dated vintages detracted from performance, as the asset class was the worst performer for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 6.01% 4.59% 4.14% 3/1/18 9/30/14
Including Sales Charge 5.01% 4.59% 4.14%
Institutional Shares 6.27% 4.85% 4.40% 9/30/14 –
R-3 Shares 5.67% 4.28% 3.84% 3/1/19 9/30/14
R-5 Shares 6.04% 4.61% 4.16% 3/1/19 9/30/14
R-6 Shares 6.27% 4.87% 4.42% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Strategic Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.87% 4.90% 4.62% 6/15/01
Including Sales Charge 4.87% 4.90% 4.62%
Institutional Shares 6.06% 5.11% 4.92% 3/1/01
R-1 Shares 5.22% 4.22% 4.02% 11/1/04
R-2 Shares 5.27% 4.35% 4.15% 3/1/01
R-3 Shares 5.45% 4.52% 4.33% 3/1/01
R-4 Shares 5.69% 4.73% 4.53% 3/1/01
R-5 Shares 5.79% 4.85% 4.65% 3/1/01

Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
It invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued. The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
An overweight to Equinix, Inc. contributed. The data center space is one of the few REIT sectors that has seen relatively minimal negative operational impact from COVID-19, while also seeing positive leasing momentum driven by healthy demand. The company is executing well and its (higher margin) interconnection business has particularly benefited in the current environment. An underweight to Simon Property
Group, Inc. contributed. Retail has been pressured by COVID-19, as e-commerce penetration accelerated and stay-at-home mandates forced store closures. An overweight to Prologis Incorporated contributed. COVID-19 has accelerated demand for logistics space as retailers rush to position for increased online retail sales. The sector’s low vacancy and the acceleration in ecommerce sales are the major drivers of its favorable outlook. An overweight to Avalon Bay Communities, Inc. detracted. The stock suffered from slow leasing activities and poor pricing in coastal gateway markets due to the work-from-home trend from COVID-19. Regulatory uncertainties, especially in the California markets, also pressured the stock. Various local governments requiring flat renewal rates and/or the prevention of eviction of COVID-19 impacted tenants, leading to low rent collection/bad debt. An overweight to EPR Properties detracted. Large exposure to experiential tenants, especially movie theaters, caused underperformance due to COVID-19. An underweight to Public Storage detracted. The defensive nature of the sector and the company’s extremely low leverage supported outperformance in the first half of the year. In Q3 2020, storage companies provided better than expected commentary regarding occupancy and street rates, which led to broad outperformance for the sector.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge -15.45% 4.64% 8.58% 3/1/01 –
Including Sales Charge -16.27% 4.64% 8.58%
Institutional Shares -15.27% 4.87% 8.92% 3/1/01 –
R-1 Shares -15.94% 4.05% 8.04% 11/1/04 –
R-2 Shares -15.84% 4.18% 8.18% 12/6/00 –
R-3 Shares -15.66% 4.37% 8.38% 12/6/00 –
R-4 Shares -15.51% 4.57% 8.58% 12/6/00 –
R-5 Shares -15.40% 4.70% 8.71% 12/6/00 –
R-6 Shares -15.18% 4.82% 8.61% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund;
and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strong security selection in International Developed Market equities was the largest positive contributor to performance for the period. Strong security selection in REITs aided performance for the period. The portfolio's tactical underweight to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. The portfolio's strategic underweight to
Large Cap Value equities, which underperformed their growth counterparts, helped results for the period. The portfolio's strategic & tactical allocation to International Emerging Market equities, which posted high single-digit returns, positively impacted performance for the period.
The portfolio's strategic & tactical allocation to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. Security selection in Large Cap Growth equities hindered performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders, negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, detracted from results for the period.
Security selection in Mid Cap Growth equities hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 3.51% 6.41% 7.14% 1/16/07
Including Sales Charge 2.52% 6.41% 7.14%
Institutional Shares 3.66% 6.58% 7.40% 1/16/07
R-1 Shares 2.93% 5.70% 6.48% 1/16/07
R-2 Shares 2.87% 5.80% 6.60% 1/16/07
R-3 Shares 3.08% 5.99% 6.80% 1/16/07
R-4 Shares 3.20% 6.18% 6.99% 1/16/07
R-5 Shares 3.33% 6.30% 7.12% 1/16/07

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs")
of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-
income, equity, or specialty fund based on its investment profile.
Strong security selection in REITs was the largest positive contributor to performance for the period. Strong security selection in International
Developed Market equities aided performance for the period. The portfolio's tactical allocation to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. The portfolio's strategic underweight to
Large Cap Value equities, which underperformed their growth counterparts, helped results for the period. Strong security selection in Mid
Cap Value equities positively impacted results for the period.
The portfolio's strategic & tactical allocation to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders, hindered performance for the period. Security selection in Large Cap Growth equities negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, detracted from results for the period.
Security selection in TIPS hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 3.43% 5.38% 5.83% 1/16/07
Including Sales Charge 2.43% 5.38% 5.83%
Institutional Shares 3.48% 5.54% 6.06% 1/16/07
R-1 Shares 2.66% 4.63% 5.15% 1/16/07
R-2 Shares 2.83% 4.77% 5.29% 1/16/07
R-3 Shares 2.97% 4.96% 5.48% 1/16/07
R-4 Shares 3.18% 5.17% 5.69% 1/16/07
R-5 Shares 3.22% 5.29% 5.81% 1/16/07

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
Strong security selection in International Developed Market equities was the largest positive contributor to performance for the period. Strong security selection in REITs aided performance for the period. The portfolio's tactical underweight to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. The portfolio's strategic underweight to
Large Cap Value equities, which underperformed their growth counterparts, helped results for the period. The portfolio's strategic & tactical allocation to International Emerging Market equities, which posted high single-digit returns, positively impacted performance for the period.
The portfolio's strategic underweight to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. Security selection in Large Cap Growth equities hindered performance for the period. The portfolio's strategic overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders, detracted from results for the period. Security selection in Mid
Cap Growth equities hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 3.25% 7.37% 8.28% 1/16/07
Including Sales Charge 2.26% 7.37% 8.28%
Institutional Shares 3.40% 7.55% 8.55% 1/16/07
R-1 Shares 2.47% 6.61% 7.60% 1/16/07
R-2 Shares 2.66% 6.75% 7.74% 1/16/07
R-3 Shares 2.81% 6.94% 7.93% 1/16/07
R-4 Shares 3.02% 7.15% 8.15% 1/16/07
R-5 Shares 3.18% 7.28% 8.28% 1/16/07

SAM Flexible Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The
Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal
Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than
40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than
20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strong security selection in REITs was the largest positive contributor to performance for the period. Strong security selection in International
Developed Market equities aided performance for the period. The portfolio's tactical underweight to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. Strong security selection in Mortgage
& Asset-Backed securities helped results for the period. Strong security selection in Mid Cap Value equities positively impacted results for the period.
The portfolio's slight tactical underweight to equities in the beginning of the period was the largest detractor to performance for the period.
Security selection in TIPS hindered performance for the period. The portfolio's strategic & tactical allocation to Large Cap Growth equities, which was one of the top performing asset classes, negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders,  detracted from results for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 2.42% 4.70% 5.00% 1/16/07
Including Sales Charge 1.42% 4.70% 5.00%
Institutional Shares 2.60% 4.86% 5.24% 1/16/07
R-1 Shares 1.74% 3.96% 4.33% 1/16/07
R-2 Shares 1.85% 4.09% 4.47% 1/16/07
R-3 Shares 2.07% 4.29% 4.66% 1/16/07
R-4 Shares 2.26% 4.48% 4.86% 1/16/07
R-5 Shares 2.38% 4.61% 4.98% 1/16/07

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolios operate as funds of funds. It generally invests: between 75%
and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than
20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The portfolio's strategic underweight to Large Cap Value equities, which underperformed their growth counterparts, was the largest positive contributor to performance for the period. Strong security selection in REITs aided performance for the period. Strong security selection in International Developed Market equities positively contributed to performance for the period. The portfolio's tactical underweight to
International Developed Market equities, which underperformed their U.S. counterparts, helped results for the period. The portfolio's strategic
& tactical allocation to International Emerging Market equities, which posted high single-digit returns, positively impacted performance for the period.
The portfolio's strategic underweight to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. Security selection in Large Cap Growth equities hindered performance for the period. Security selection in Mid Cap Growth equities negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to
REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders,  detracted from results for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 4.11% 7.73% 8.98% 1/16/07
Including Sales Charge 3.12% 7.73% 8.98%
Institutional Shares 4.27% 7.91% 9.26% 1/16/07
R-1 Shares 3.07% 6.92% 8.28% 1/16/07
R-2 Shares 3.52% 7.11% 8.45% 1/16/07
R-3 Shares 3.66% 7.30% 8.65% 1/16/07
R-4 Shares 3.91% 7.52% 8.86% 1/16/07
R-5 Shares 4.04% 7.64% 8.99% 1/16/07

Short-Term Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within 15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index.
Issue selection in Government Owned No Guarantee contributed. Issue selection in Technology contributed. Underweight to Energy contributed.
Out-of-index allocation to Agency Commercial Mortgage-backed securities detracted. Overweight to Government Owned No Guarantee detracted. Underweight to Banking detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 3.49% 2.48% 2.01% 7/12/10
Including Sales Charge 2.49% 2.48% 2.01%
Institutional Shares 3.72% 2.72% 2.35% 7/25/96
R-1 Shares 2.83% 1.86% 1.48% 7/12/10
R-2 Shares 2.88% 1.98% 1.60% 7/12/10
R-3 Shares 3.15% 2.16% 1.79% 7/12/10
R-4 Shares 3.35% 2.36% 1.99% 7/12/10
R-5 Shares 3.38% 2.47% 2.11% 7/12/10

SmallCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Teladoc, a leading provider of telehealth solutions, contributed as it reported better-than-expected operating results and significant demand for its services amid the COVID-19 pandemic. SiTime, a provider of semiconductors that manage clocks and timing in electronic devices, contributed amid increased quarterly guidance partly related to a new smartphone design win. Horizon Therapeutics, a specialty pharmaceutical company now focused on developing therapies for rare and orphan diseases, outperformed following better-than-expected results from faster than anticipated uptake of its newly launched drug, Tepezza. Darling Ingredients, which refines edible and inedible bio-
nutrients, reported better-than-expected operating results and highlighted plans to expand biodiesel production. Carvana, an e-commerce platform for buying and selling used cars, reported better-than-expected operating results and a more favorable outlook driven by strong demand and favorable used car prices. Pebblebrook Hotel Trust, a lodging real estate investment trust focused on upscale full-service hotel and resort properties, detracted as hotel occupancy rates were dramatically reduced amid the COVID-19 pandemic. Brink’s, a provider of secure logistics and security solutions, reported disappointing earnings and withdrew full year guidance due to COVID-19 uncertainties but has also been impacted by the shift toward paperless transactions. Brandywine Realty Trust, an equity REIT that derives most of its operating income through the ownership and management of office properties located in the mid-Atlantic region, detracted as the outlook for office properties came into question amid the COVID-19 pandemic as many companies shifted their employees to working remotely. Ladder
Capital, a commercial mortgage REIT declined due to liquidity and credit concerns related to its commercial loan portfolio that arose amid the COVID-19 containment efforts. Caleres, a retailer and wholesaler of footwear, sold off sharply amid COVID-19 containment efforts.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 3.88% 7.28% 10.72% 3/1/01 –
Including Sales Charge 2.91% 7.28% 10.72%
Institutional Shares 4.07% 7.50% 11.06% 3/1/01 –
R-1 Shares 3.24% 6.63% 10.14% 11/1/04 –
R-2 Shares 3.41% 6.76% 10.29% 12/6/00 –
R-3 Shares 3.60% 6.96% 10.49% 12/6/00 –
R-4 Shares 3.78% 7.16% 10.69% 12/6/00 –
R-5 Shares 3.88% 7.28% 10.82% 12/6/00 –
R-6 Shares 4.14% 7.43% 10.73% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Alliance Bernstein, L.P.; Brown Advisory, LLC; Emerald Advisors, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The management invests up to 30% of the fund's assets in equity securities in an attempt to match the performance of the Russell 2000® Growth
Index. The fund's remaining assets are managed by the sub-advisors.
The information technology sector was the biggest contributor to performance driven largely by strong stock selection. Stock selection in the health care, industrials, and consumer discretionary sectors also enhanced performance. An underweight to the real estate sector contributed to performance.
The materials sector was the only detraction from a stock selection perspective for the year. An overweight to the consumer discretionary and energy sectors detracted from performance. An underweight to health care also dragged on returns.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 24.24% 14.62% 13.85% 3/1/01 –
Including Sales Charge 23.24% 14.62% 13.85%
Institutional Shares 24.51% 14.98% 14.31% 12/6/00 –
R-1 Shares 23.53% 14.02% 13.34% 11/1/04 –
R-2 Shares 23.65% 14.14% 13.49% 12/6/00 –
R-3 Shares 23.92% 14.36% 13.70% 12/6/00 –
R-4 Shares 24.12% 14.57% 13.90% 12/6/00 –
R-5 Shares 24.17% 14.70% 14.04% 12/6/00 –
R-6 Shares 24.63% 14.99% 14.31% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

SmallCap S&P 600 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The fund uses derivative strategies and invests in exchange-traded funds ("ETFs").
During the 12-month period ending in October 2020, the SmallCap S&P 600 Index Fund was in line with the S&P 600 index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Three of the eleven economic sectors in the index posted positive returns during the period, with healthcare and consumer discretionary performing the best, while the energy and real estate sectors lagged. Owens & Minor, Renewable
Energy Group, and Arrowhead Pharmaceuticals contributed to fund performance for the 12-month period ending in October.
Valaris, Gannett, and Callon Petroleum detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge -7.93% 6.06% 9.80% 3/1/01 –
Including Sales Charge -8.79% 6.06% 9.80%
Institutional Shares -7.75% 6.27% 10.14% 3/1/01 –
R-1 Shares -8.48% 5.41% 9.23% 11/1/04 –
R-2 Shares -8.37% 5.55% 9.37% 12/6/00 –
R-3 Shares -8.19% 5.74% 9.58% 12/6/00 –
R-4 Shares -8.07% 5.94% 9.78% 12/6/00 –
R-5 Shares -7.91% 6.07% 9.92% 12/6/00 –
R-6 Shares -7.67% 6.20% 9.81% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Value Fund II
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Hotchkins and Wiley Capital Management, LLC ; Los Angeles Capital Management and Equity Research, Inc.; Vaughan Nelson Investment Management, LP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
Stock selection in the consumer discretionary and real estate sectors enhanced performance. An overweight to the industrials and information technology sectors benefited the portfolio. An underweight to real estate and financials contributed for the year.
The health care was the biggest detractor to performance for the year driven by poor stock selection. Stock selection within information technology and consumer staples also hurt performance. An underweight to the consumer discretionary and consumer staples sectors detracted from performance.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge -14.92% 1.81% 6.74% 3/2/09 –
Including Sales Charge -15.77% 1.81% 6.74%
Institutional Shares -14.51% 2.25% 7.29% 6/1/04 –
R-1 Shares -15.21% 1.39% 6.36% 11/1/04 –
R-2 Shares -15.18% 1.49% 6.50% 6/1/04 –
R-3 Shares -14.99% 1.69% 6.69% 6/1/04 –
R-4 Shares -14.84% 1.87% 6.89% 6/1/04 –
R-5 Shares -14.74% 2.00% 7.02% 6/1/04 –
R-6 Shares -14.51% 2.27% 7.23% 11/25/14 6/1/04
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Tax-Exempt Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Allocation to Delta Airlines, TX St. Muni Gas Acquisition & Supply, and North Tarrant Express Managed Lanes contributed.
Allocation to Buckeye Ohio Tobacco, Georgia Proton Center, and Illinois State detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 2.14% 3.76% 4.20% 5/18/15 1/3/77
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
66
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 630,796 $ 8,514,637 $ 683,220
Investment in affiliated Funds--at cost ...................................................
$ – $ 646,517 $ 37,137
Assets
Investment in securities--at value  .......................................................... $ 664,978 $ 8,963,966
(b)
$ 706,860
(b)
Investment in affiliated Funds--at value .................................................... – 646,517 37,137
Cash ......................................................................................... 6,360 645 11
Deposits with counterparty .................................................................. – – 4
Receivables:
Dividends and interest ................................................................. 8,001 56,434 4,181
Expense reimbursement from Manager ............................................... 2 – 60
Expense reimbursement from Distributor ............................................. – 3 4
Fund shares sold ....................................................................... 2,675 82,418 2,742
Investment securities sold ............................................................. 124 – 39
Variation margin on futures ........................................................... – – 6
Other assets .................................................................................. – – 7
Total Assets   682,140 9,749,983 751,051
Liabilities
Accrued management and investment advisory fees ........................................ 248 3,393 305
Accrued administrative service fees ........................................................ – 5 4
Accrued distribution fees .................................................................... 129 143 49
Accrued service fees ........................................................................ – 18 18
Accrued transfer agent fees ................................................................. 69 188 136
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 1 1 –
Accrued professional fees ................................................................... 38 40 43
Accrued other expenses ..................................................................... 10 84 57
Payables:
Dividends payable ..................................................................... 1,100 16,814 1,426
Fund shares redeemed ................................................................. 840 28,279 852
Interest expense and fees payable ..................................................... 136 – –
Investment securities purchased ...................................................... 5,323 119,880 84,360
Variation margin on futures ........................................................... – – 22
Collateral obligation on securities loaned, at value ......................................... – 19,139 2,072
Floating rate notes issued ...................................................................
20,146 – –
Total Liabilities
28,040 187,985 89,344
Net Assets Applicable to Outstanding Shares ............................................
$ 654,100 $ 9,561,998 $ 661,707
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 633,433 $ 9,147,309 $ 607,574
Total distributable earnings (accumulated loss) .............................................
20,667 414,689 54,133
Total Net Assets
$ 654,100 $ 9,561,998 $ 661,707

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
67
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 446,357 $ 337,294 $ 100,498
Shares Issued and Outstanding ........................................................ 41,138 33,171 8,685
Net Asset Value per share ............................................................. $ 10 .85
(c)
$ 10 .17
(c)
$ 11 .57
(c)
Maximum Offering Price .............................................................
$ 11 .27 $ 10 .40 $ 12 .02
Class C : Net Assets .......................................................................... $ 41,166 $ 53,725 N/A
Shares Issued and Outstanding ........................................................ 3,786 5,249
Net Asset Value per share .............................................................
$ 10 .87
(c)
$ 10 .24
(c)
Class J : Net Assets .......................................................................... N/A $ 132,319 $ 155,238
Shares Issued and Outstanding ........................................................ 12,981 13,317
Net Asset Value per share .............................................................
$ 10 .19
(c)
$ 11 .66
(c)
Institutional : Net Assets ..................................................................... $ 166,577 $ 674,265 $ 318,810
Shares Issued and Outstanding ........................................................ 15,343 66,097 27,566
Net Asset Value per share .............................................................
$ 10 .86 $ 10 .20 $ 11 .57
R-1 : Net Assets .............................................................................. N/A $ 12,967 $ 4,234
Shares Issued and Outstanding ........................................................ 1,271 366
Net Asset Value per share .............................................................
$ 10 .20 $ 11 .56
R-2 : Net Assets .............................................................................. N/A $ 1,723 $ 4,836
Shares Issued and Outstanding ........................................................ 169 423
Net Asset Value per share .............................................................
$ 10 .22 $ 11 .43
R-3 : Net Assets .............................................................................. N/A $ 19,911 $ 20,466
Shares Issued and Outstanding ........................................................ 1,948 1,782
Net Asset Value per share .............................................................
$ 10 .22 $ 11 .49
R-4 : Net Assets .............................................................................. N/A $ 13,116 $ 8,449
Shares Issued and Outstanding ........................................................ 1,284 720
Net Asset Value per share .............................................................
$ 10 .21 $ 11 .74
R-5 : Net Assets .............................................................................. N/A $ 38,478 $ 49,176
Shares Issued and Outstanding ........................................................ 3,776 4,275
Net Asset Value per share .............................................................
$ 10 .19 $ 11 .50
R-6 : Net Assets .............................................................................. N/A $ 8,278,200 N/A
Shares Issued and Outstanding ........................................................ 812,350
Net Asset Value per share .............................................................
$ 10 .19
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
68
See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Investment in securities--at cost ..........................................................
$ 9,182,950 $ 5,071,428 $ 187,451
Investment in affiliated Funds--at cost ...................................................
$ 85,878 $ 125,574 $ 33,964
Foreign currency--at cost ..................................................................
$ – $ 1 $ 519
Assets
Investment in securities--at value  .......................................................... $ 10,987,689
(a)
$ 7,630,587
(a)
$ 185,726
Investment in affiliated Funds--at value .................................................... 85,878 125,574 33,964
Foreign currency--at value .................................................................. – 1 519
Cash ......................................................................................... – – 4,659
Deposits with counterparty .................................................................. – – 14,647
Receivables:
Dividends and interest ................................................................. 38,037 19,725 2,554
Expense reimbursement from Manager ............................................... 5 124 15
Expense reimbursement from Distributor ............................................. 4 1 –
Foreign currency contracts ........................................................... – – 934
Fund shares sold ....................................................................... 1,960 6,459 708
Investment securities sold ............................................................. 207,783 20,083 689
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 1,613 ) ................ – – 2,052
Variation margin on swaps ............................................................ – – 1
Other assets .................................................................................. 5 30 –
Total Assets   11,321,361 7,802,584 246,468
Liabilities
Accrued management and investment advisory fees ........................................ 7,166 3,450 144
Accrued administrative service fees ........................................................ 2 4 –
Accrued distribution fees .................................................................... 79 357 1
Accrued service fees ........................................................................ 13 41 –
Accrued transfer agent fees ................................................................. 218 760 36
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 16 8 –
Accrued professional fees ................................................................... 59 31 30
Accrued other expenses ..................................................................... 493 180 26
Cash overdraft ............................................................................... 101,217 – –
Payables:
Foreign currency contracts ............................................................ – – 1,056
Fund shares redeemed ................................................................. 10,342 6,635 51
Investment securities purchased ...................................................... – – 13,931
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 1,243
Variation margin on swaps ............................................................ – – 2
Collateral obligation on securities loaned, at value ......................................... 9,274 127 –
Total Liabilities
128,880 11,594 16,520
Net Assets Applicable to Outstanding Shares ............................................
$ 11,192,481 $ 7,790,990 $ 229,948
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 9,668,948 $ 5,252,697 $ 230,420
Total distributable earnings (accumulated loss) .............................................
1,523,533 2,538,293 (472)
Total Net Assets
$ 11,192,481 $ 7,790,990 $ 229,948

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
69
See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 3,875,000 1,600,000 200,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 209,868 $ 1,049,990 $ 3,437
Shares Issued and Outstanding ........................................................ 16,474 34,244 337
Net Asset Value per share ............................................................. $ 12 .74
(b)
$ 30 .66
(b)
$ 10 .20
(b)
Maximum Offering Price .............................................................
$ 13 .48 $ 32 .44 $ 10 .60
Class C : Net Assets .......................................................................... $ 9,226 $ 120,112 N/A
Shares Issued and Outstanding ........................................................ 726 4,033
Net Asset Value per share .............................................................
$ 12 .71
(b)
$ 29 .78
(b)
Class J : Net Assets .......................................................................... $ 143,722 $ 61,063 N/A
Shares Issued and Outstanding ........................................................ 11,425 1,989
Net Asset Value per share .............................................................
$ 12 .58
(b)
$ 30 .70
(b)
Institutional : Net Assets ..................................................................... $ 400,116 $ 6,372,962 $ 226,511
Shares Issued and Outstanding ........................................................ 31,567 207,535 22,120
Net Asset Value per share .............................................................
$ 12 .68 $ 30 .71 $ 10 .24
R-1 : Net Assets .............................................................................. $ 2,905 $ 2,424 N/A
Shares Issued and Outstanding ........................................................ 229 79
Net Asset Value per share .............................................................
$ 12 .68 $ 30 .52
R-2 : Net Assets .............................................................................. $ 2,021 $ 2,534 N/A
Shares Issued and Outstanding ........................................................ 160 83
Net Asset Value per share .............................................................
$ 12 .65 $ 30 .67
R-3 : Net Assets .............................................................................. $ 10,932 $ 24,058 N/A
Shares Issued and Outstanding ........................................................ 861 787
Net Asset Value per share .............................................................
$ 12 .70 $ 30 .56
R-4 : Net Assets .............................................................................. $ 10,680 $ 28,701 N/A
Shares Issued and Outstanding ........................................................ 829 937
Net Asset Value per share .............................................................
$ 12 .88 $ 30 .62
R-5 : Net Assets .............................................................................. $ 32,242 $ 129,146 N/A
Shares Issued and Outstanding ........................................................ 2,509 4,211
Net Asset Value per share .............................................................
$ 12 .85 $ 30 .67
R-6 : Net Assets .............................................................................. $ 10,370,769 N/A N/A
Shares Issued and Outstanding ........................................................ 817,449
Net Asset Value per share .............................................................
$ 12 .69
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
70
See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Investment in securities--at cost ..........................................................
$ 4,924,796 $ 2,704,915 $ 1,480,072
Investment in affiliated Funds--at cost ...................................................
$ 140,535 $ 23,379 $ 250,685
Foreign currency--at cost ..................................................................
$ 2,021 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 4,709,561
(a)
$ 2,715,262
(a)
$ 1,520,765
Investment in affiliated Funds--at value .................................................... 140,535 23,379 250,685
Foreign currency--at value .................................................................. 2,039 – –
Cash ......................................................................................... 1,053 – –
Deposits with counterparty .................................................................. 5,650 – 1,021
Receivables:
Dividends and interest ................................................................. 50,802 2,752 4,142
Expense reimbursement from Manager ............................................... 452 50 15
Expense reimbursement from Distributor ............................................. – – 3
Foreign currency contracts ........................................................... 895 – –
Fund shares sold ....................................................................... 4,296 5,903 7,171
Investment securities sold ............................................................. 70,768 13,599 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... 181 – –
Variation margin on futures ........................................................... – – 106
Other assets .................................................................................. – – 19
Total Assets   4,986,232 2,760,945 1,783,927
Liabilities
Accrued management and investment advisory fees ........................................ 3,124 2,111 653
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 991 39 78
Accrued service fees ........................................................................ – – 10
Accrued transfer agent fees ................................................................. 1,220 589 144
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 4 3 1
Accrued professional fees ................................................................... 68 46 30
Accrued other expenses ..................................................................... 345 188 53
Cash overdraft ............................................................................... – 4,821 –
Payables:
Dividends payable ..................................................................... – – 2,496
Foreign currency contracts ............................................................ 382 – –
Fund shares redeemed ................................................................. 10,178 16,240 1,571
Investment securities purchased ...................................................... 49,485 3,884 237,310
Collateral obligation on securities loaned, at value ......................................... 25,752 2 –
Total Liabilities
91,550 27,923 242,348
Net Assets Applicable to Outstanding Shares ............................................
$ 4,894,682 $ 2,733,022 $ 1,541,579
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,929,894 $ 2,829,603 $ 1,596,332
Total distributable earnings (accumulated loss) .............................................
(1,035,212) (96,581) (54,753)
Total Net Assets
$ 4,894,682 $ 2,733,022 $ 1,541,579

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
71
See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 1,350,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,246,664 $ 83,680 $ 263,721
Shares Issued and Outstanding ........................................................ 99,187 10,486 24,902
Net Asset Value per share ............................................................. $ 12 .57
(b)
$ 7 .98
(b)
$ 10 .59
(b)
Maximum Offering Price .............................................................
$ 13 .06 $ 8 .44 $ 10 .83
Class C : Net Assets .......................................................................... $ 828,186 $ 21,166 $ 30,342
Shares Issued and Outstanding ........................................................ 66,323 2,767 2,866
Net Asset Value per share .............................................................
$ 12 .49
(b)
$ 7 .65
(b)
$ 10 .59
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 117,748
Shares Issued and Outstanding ........................................................ 11,089
Net Asset Value per share .............................................................
$ 10 .62
(b)
Institutional : Net Assets ..................................................................... $ 2,686,381 $ 1,587,908 $ 1,083,668
Shares Issued and Outstanding ........................................................ 214,837 183,886 102,156
Net Asset Value per share .............................................................
$ 12 .50 $ 8 .64 $ 10 .61
R-1 : Net Assets .............................................................................. N/A N/A $ 5,048
Shares Issued and Outstanding ........................................................ 476
Net Asset Value per share .............................................................
$ 10 .62
R-2 : Net Assets .............................................................................. N/A N/A $ 1,885
Shares Issued and Outstanding ........................................................ 178
Net Asset Value per share .............................................................
$ 10 .61
R-3 : Net Assets .............................................................................. N/A $ 379 $ 8,704
Shares Issued and Outstanding ........................................................ 44 820
Net Asset Value per share .............................................................
$ 8 .61 $ 10 .62
R-4 : Net Assets .............................................................................. N/A $ 581 $ 6,419
Shares Issued and Outstanding ........................................................ 67 604
Net Asset Value per share .............................................................
$ 8 .61 $ 10 .62
R-5 : Net Assets .............................................................................. N/A $ 199 $ 24,044
Shares Issued and Outstanding ........................................................ 23 2,263
Net Asset Value per share .............................................................
$ 8 .64 $ 10 .62
R-6 : Net Assets .............................................................................. $ 133,451 $ 1,039,109 N/A
Shares Issued and Outstanding ........................................................ 10,682 120,207
Net Asset Value per share .............................................................
$ 12 .49 $ 8 .64
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
72
See accompanying notes.
Amounts in thousands, except per share amounts
Government Money
Market Fund High Income Fund High Yield Fund
Investment in securities--at cost ..........................................................
$ 3,078,101 $ 2,921,612 $ 2,936,501
Investment in affiliated Funds--at cost ...................................................
$ – $ 145,168 $ 91,815
Foreign currency--at cost ..................................................................
$ – $ 13 $ –
Assets
Investment in securities--at value  .......................................................... $ 3,078,101 $ 2,895,208
(a)
$ 2,929,333
(a)
Investment in affiliated Funds--at value .................................................... – 145,168 91,815
Foreign currency--at value .................................................................. – 13 –
Cash ......................................................................................... 28 614 142
Deposits with counterparty .................................................................. – 3,262 –
Receivables:
Dividends and interest ................................................................. 7 40,102 42,666
Expense reimbursement from Manager ............................................... 202 39 46
Foreign currency contracts ........................................................... – 105 –
Fund shares sold ....................................................................... – 350 12,490
Investment securities sold ............................................................. – 19,164 25,452
Total Assets   3,078,338 3,104,025 3,101,944
Liabilities
Accrued management and investment advisory fees ........................................ 429 1,554 1,292
Accrued distribution fees .................................................................... – 1 212
Accrued transfer agent fees ................................................................. 1 44 650
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 5 1 2
Accrued professional fees ................................................................... 30 43 41
Accrued other expenses ..................................................................... 9 36 124
Payables:
Dividends payable ..................................................................... – – 12,782
Foreign currency contracts ............................................................ – 3 –
Fund shares redeemed ................................................................. – 3,703 7,132
Investment securities purchased ...................................................... – 53,524 89,005
Unrealized loss on unfunded loan commitments ...................................... – – 12
Variation margin on swaps ............................................................ – 69 –
Collateral obligation on securities loaned, at value ......................................... – 19,871 7,600
Total Liabilities
475 78,849 118,852
Net Assets Applicable to Outstanding Shares ............................................
$ 3,077,863 $ 3,025,176 $ 2,983,092
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,077,863 $ 3,324,268 $ 3,271,202
Total distributable earnings (accumulated loss) .............................................
– (299,092) (288,110)
Total Net Assets
$ 3,077,863 $ 3,025,176 $ 2,983,092
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 10,200,000 800,000 1,750,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 4,818 $ 513,993
Shares Issued and Outstanding ........................................................ 536 73,307
Net Asset Value per share ............................................................. $ 8 .98
(b)
$ 7 .01
(b)
Maximum Offering Price .............................................................
$ 9 .33 $ 7 .28
Class C : Net Assets .......................................................................... N/A N/A $ 118,320
Shares Issued and Outstanding ........................................................ 16,674
Net Asset Value per share .............................................................
$ 7 .10
(b)
Institutional : Net Assets ..................................................................... $ 3,077,863 $ 3,020,358 $ 1,379,657
Shares Issued and Outstanding ........................................................ 3,077,863 335,616 198,301
Net Asset Value per share .............................................................
$ 1 .00 $ 9 .00 $ 6 .96
R-6 : Net Assets .............................................................................. N/A N/A $ 971,122
Shares Issued and Outstanding ........................................................ 139,576
Net Asset Value per share .............................................................
$ 6 .96
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
74
See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Investment in securities--at cost ..........................................................
$ 1,652,153 $ 213,030 $ 258,531
Investment in affiliated Funds--at cost ...................................................
$ 22,181 $ 3,691 $ 3
Foreign currency--at cost ..................................................................
$ 3,324 $ 765 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,766,886 $ 256,120 $ 290,943
Investment in affiliated Funds--at value .................................................... 22,181 3,691 3
Foreign currency--at value .................................................................. 3,296 763 –
Cash ......................................................................................... 11 – –
Deposits with counterparty .................................................................. 10,365 – –
Receivables:
Dividends and interest ................................................................. 2,266 440 1,226
Expense reimbursement from Manager ............................................... – 5 7
Expense reimbursement from Distributor ............................................. – 2 –
Foreign currency contracts ........................................................... 971 – –
Foreign tax refund ..................................................................... – 16 –
Fund shares sold ....................................................................... 742 143 90
Investment securities sold ............................................................. 10,057 3,191 1,744
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... 13 – –
Variation margin on futures ........................................................... 142 – –
Variation margin on swaps ............................................................ 667 – –
Total Assets   1,817,597 264,371 294,013
Liabilities
Accrued management and investment advisory fees ........................................ 564 233 196
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 7 37 3
Accrued service fees ........................................................................ 3 4 2
Accrued transfer agent fees ................................................................. 25 87 22
Accrued professional fees ................................................................... 39 46 40
Accrued other expenses ..................................................................... 30 81 31
Cash overdraft ............................................................................... – – 890
Deposits from counterparty ................................................................. 550 – –
Payables:
Borrowing ............................................................................. – – 270
Foreign currency contracts ............................................................ 1,078 – –
Fund shares redeemed ................................................................. 3,978 202 215
Investment securities purchased ...................................................... 13,836 4,056 –
Options and swaptions contracts written  (premiums received $ 9,612 , $ 0 and $ 0 ) ... 9,027 – –
Variation margin on futures ........................................................... 115 – –
Variation margin on swaps ............................................................ 868 – –
Total Liabilities
30,121 4,747 1,670
Net Assets Applicable to Outstanding Shares ............................................
$ 1,787,476 $ 259,624 $ 292,343
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,678,778 $ 227,259 $ 239,274
Total distributable earnings (accumulated loss) .............................................
108,698 32,365 53,069
Total Net Assets
$ 1,787,476 $ 259,624 $ 292,343

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
75
See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,050,000 875,000 700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 15,597 $ 76,952 $ 9,458
Shares Issued and Outstanding ........................................................ 1,718 2,852 628
Net Asset Value per share ............................................................. $ 9 .08
(a)
$ 26 .98
(a)
$ 15 .06
(a)
Maximum Offering Price .............................................................
$ 9 .43 $ 28 .55 $ 15 .94
Class C : Net Assets .......................................................................... N/A $ 7,126 N/A
Shares Issued and Outstanding ........................................................ 280
Net Asset Value per share .............................................................
$ 25 .43
(a)
Class J : Net Assets .......................................................................... $ 9,826 $ 89,271 N/A
Shares Issued and Outstanding ........................................................ 1,112 3,441
Net Asset Value per share .............................................................
$ 8 .83
(a)
$ 25 .94
(a)
Institutional : Net Assets ..................................................................... $ 1,745,470 $ 62,738 $ 100,695
Shares Issued and Outstanding ........................................................ 187,844 2,348 6,631
Net Asset Value per share .............................................................
$ 9 .29 $ 26 .72 $ 15 .19
R-1 : Net Assets .............................................................................. $ 1,427 $ 1,458 $ 1,168
Shares Issued and Outstanding ........................................................ 165 55 77
Net Asset Value per share .............................................................
$ 8 .65 $ 26 .60 $ 15 .11
R-2 : Net Assets .............................................................................. $ 293 $ 1,579 $ 1,034
Shares Issued and Outstanding ........................................................ 33 60 68
Net Asset Value per share .............................................................
$ 8 .73 $ 26 .47 $ 15 .19
R-3 : Net Assets .............................................................................. $ 8,491 $ 5,693 $ 2,167
Shares Issued and Outstanding ........................................................ 958 214 143
Net Asset Value per share .............................................................
$ 8 .86 $ 26 .64 $ 15 .15
R-4 : Net Assets .............................................................................. $ 1,780 $ 3,184 $ 3,110
Shares Issued and Outstanding ........................................................ 198 119 205
Net Asset Value per share .............................................................
$ 8 .99 $ 26 .82 $ 15 .17
R-5 : Net Assets .............................................................................. $ 4,592 $ 8,537 $ 1,493
Shares Issued and Outstanding ........................................................ 505 319 98
Net Asset Value per share .............................................................
$ 9 .10 $ 26 .79 $ 15 .17
R-6 : Net Assets .............................................................................. N/A $ 3,086 $ 173,218
Shares Issued and Outstanding ........................................................ 115 11,405
Net Asset Value per share .............................................................
$ 26 .74 $ 15 .19
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
76
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 6,214,457 $ 2,713,036 $ 1,700,193
Investment in affiliated Funds--at cost ...................................................
$ 95,143 $ 79,783 $ 44,291
Assets
Investment in securities--at value  .......................................................... $ 11,129,715
(a)
$ 5,695,578
(a)
$ 1,791,168
(a)
Investment in affiliated Funds--at value .................................................... 95,143 79,783 44,291
Cash ......................................................................................... – – 1
Deposits with counterparty .................................................................. 1,776 6,228 372
Receivables:
Dividends and interest ................................................................. 1,216 5,724 2,471
Expense reimbursement from Manager ............................................... 161 – 106
Expense reimbursement from Distributor ............................................. 9 19 2
Fund shares sold ....................................................................... 1,763 2,295 385
Investment securities sold ............................................................. 6,034 – 13,420
Other assets .................................................................................. 13 3 –
Total Assets   11,235,830 5,789,630 1,852,216
Liabilities
Accrued management and investment advisory fees ........................................ 6,006 775 1,262
Accrued administrative service fees ........................................................ 15 22 1
Accrued distribution fees .................................................................... 187 267 11
Accrued service fees ........................................................................ 111 128 4
Accrued transfer agent fees ................................................................. 649 354 37
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 10 9 2
Accrued professional fees ................................................................... 27 23 28
Accrued other expenses ..................................................................... 146 125 49
Payables:
Fund shares redeemed ................................................................. 29,869 8,544 1,989
Investment securities purchased ...................................................... 3,246 – 14,263
Variation margin on futures ........................................................... 320 971 60
Collateral obligation on securities loaned, at value ......................................... 1,406 1,206 496
Total Liabilities
41,993 12,425 18,202
Net Assets Applicable to Outstanding Shares ............................................
$ 11,193,837 $ 5,777,205 $ 1,834,014
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,483,117 $ 2,440,905 $ 1,757,552
Total distributable earnings (accumulated loss) .............................................
5,710,720 3,336,300 76,462
Total Net Assets
$ 11,193,837 $ 5,777,205 $ 1,834,014

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
77
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 487,128 $ 465,384 N/A
Shares Issued and Outstanding ........................................................ 26,494 23,107
Net Asset Value per share ............................................................. $ 18 .39
(b)
$ 20 .14
(b)
Maximum Offering Price .............................................................
$ 19 .46 $ 20 .45
Class C : Net Assets .......................................................................... N/A $ 61,996 N/A
Shares Issued and Outstanding ........................................................ 3,173
Net Asset Value per share .............................................................
$ 19 .54
(b)
Class J : Net Assets .......................................................................... $ 331,514 $ 691,249 $ 62,003
Shares Issued and Outstanding ........................................................ 21,954 34,690 4,226
Net Asset Value per share .............................................................
$ 15 .10
(b)
$ 19 .93
(b)
$ 14 .67
(b)
Institutional : Net Assets ..................................................................... $ 2,630,670 $ 3,986,295 $ 1,754,898
Shares Issued and Outstanding ........................................................ 137,003 197,742 117,499
Net Asset Value per share .............................................................
$ 19 .20 $ 20 .16 $ 14 .94
R-1 : Net Assets .............................................................................. $ 11,345 $ 11,726 $ 2,889
Shares Issued and Outstanding ........................................................ 726 585 195
Net Asset Value per share .............................................................
$ 15 .64 $ 20 .05 $ 14 .83
R-2 : Net Assets .............................................................................. $ 9,661 $ 16,284 $ 1,367
Shares Issued and Outstanding ........................................................ 635 805 92
Net Asset Value per share .............................................................
$ 15 .21 $ 20 .22 $ 14 .90
R-3 : Net Assets .............................................................................. $ 89,315 $ 167,324 $ 4,056
Shares Issued and Outstanding ........................................................ 5,272 8,305 259
Net Asset Value per share .............................................................
$ 16 .94 $ 20 .15 $ 15 .67
R-4 : Net Assets .............................................................................. $ 82,907 $ 132,402 $ 1,866
Shares Issued and Outstanding ........................................................ 4,759 6,546 125
Net Asset Value per share .............................................................
$ 17 .42 $ 20 .23 $ 14 .90
R-5 : Net Assets .............................................................................. $ 296,527 $ 244,545 $ 6,935
Shares Issued and Outstanding ........................................................ 16,209 11,965 461
Net Asset Value per share .............................................................
$ 18 .29 $ 20 .44 $ 15 .04
R-6 : Net Assets .............................................................................. $ 7,254,770 N/A N/A
Shares Issued and Outstanding ........................................................ 377,957
Net Asset Value per share .............................................................
$ 19 .19
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
78
See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 11,448,115 $ 140,857 $ 801,597
Investment in affiliated Funds--at cost ...................................................
$ 2 $ 4,694 $ 18,201
Investment in affiliated securities--at cost ................................................
$ 183,373 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 18,653,542 $ 194,671 $ 1,171,293
(a)
Investment in affiliated Funds--at value .................................................... 2 4,694 18,201
Investment in affiliated securities--at value ................................................. 149,439 – –
Cash ......................................................................................... – – 1
Deposits with counterparty .................................................................. – – 351
Receivables:
Dividends and interest ................................................................. 3,418 25 107
Expense reimbursement from Manager ............................................... – – 21
Expense reimbursement from Distributor ............................................. 8 2 1
Fund shares sold ....................................................................... 32,897 89 132
Investment securities sold ............................................................. 25,606 – 1,680
Other assets .................................................................................. 6 – –
Total Assets   18,864,918 199,481 1,191,787
Liabilities
Accrued management and investment advisory fees ........................................ 9,698 113 920
Accrued administrative service fees ........................................................ 35 2 1
Accrued distribution fees .................................................................... 599 17 8
Accrued service fees ........................................................................ 128 10 3
Accrued transfer agent fees ................................................................. 2,721 24 7
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 23 – 2
Accrued professional fees ................................................................... 27 21 21
Accrued other expenses ..................................................................... 716 21 26
Payables:
Borrowing ............................................................................. 15,800 – –
Expense reimbursement to Manager .................................................. – 1 –
Fund shares redeemed ................................................................. 20,075 347 1,902
Investment securities purchased ...................................................... 6,138 1,741 446
Variation margin on futures ........................................................... – – 37
Collateral obligation on securities loaned, at value ......................................... – – 357
Total Liabilities
55,961 2,297 3,730
Net Assets Applicable to Outstanding Shares ............................................
$ 18,808,957 $ 197,184 $ 1,188,057
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,434,991 $ 117,643 $ 758,442
Total distributable earnings (accumulated loss) .............................................
7,373,966 79,541 429,615
Total Net Assets
$ 18,808,957 $ 197,184 $ 1,188,057

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
79
See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,607,917 N/A N/A
Shares Issued and Outstanding ........................................................ 53,263
Net Asset Value per share ............................................................. $ 30 .19
(b)
Maximum Offering Price .............................................................
$ 31 .95
Class C : Net Assets .......................................................................... $ 158,906 N/A N/A
Shares Issued and Outstanding ........................................................ 5,993
Net Asset Value per share .............................................................
$ 26 .51
(b)
Class J : Net Assets .......................................................................... $ 310,404 $ 93,209 $ 45,753
Shares Issued and Outstanding ........................................................ 10,717 11,104 4,375
Net Asset Value per share .............................................................
$ 28 .96
(b)
$ 8 .39
(b)
$ 10 .46
(b)
Institutional : Net Assets ..................................................................... $ 12,106,903 $ 58,852 $ 1,127,871
Shares Issued and Outstanding ........................................................ 389,574 5,209 82,745
Net Asset Value per share .............................................................
$ 31 .08 $ 11 .30 $ 13 .63
R-1 : Net Assets .............................................................................. $ 89,600 $ 1,789 $ 1,430
Shares Issued and Outstanding ........................................................ 3,262 207 138
Net Asset Value per share .............................................................
$ 27 .47 $ 8 .66 $ 10 .39
R-2 : Net Assets .............................................................................. $ 17,535 $ 1,310 $ 1,632
Shares Issued and Outstanding ........................................................ 625 137 148
Net Asset Value per share .............................................................
$ 28 .07 $ 9 .55 $ 11 .05
R-3 : Net Assets .............................................................................. $ 66,616 $ 13,555 $ 2,643
Shares Issued and Outstanding ........................................................ 2,267 1,309 214
Net Asset Value per share .............................................................
$ 29 .38 $ 10 .35 $ 12 .36
R-4 : Net Assets .............................................................................. $ 71,485 $ 4,709 $ 2,223
Shares Issued and Outstanding ........................................................ 2,323 424 172
Net Asset Value per share .............................................................
$ 30 .78 $ 11 .12 $ 12 .90
R-5 : Net Assets .............................................................................. $ 325,105 $ 23,760 $ 6,505
Shares Issued and Outstanding ........................................................ 10,633 2,036 477
Net Asset Value per share .............................................................
$ 30 .57 $ 11 .67 $ 13 .65
R-6 : Net Assets .............................................................................. $ 4,054,486 N/A N/A
Shares Issued and Outstanding ........................................................ 130,581
Net Asset Value per share .............................................................
$ 31 .05
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
80
See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 850,997 $ 2,163,249 $ 789,932
Investment in affiliated Funds--at cost ...................................................
$ 11,945 $ 22,289 $ –
Assets
Investment in securities--at value  .......................................................... $ 986,101
(a)
$ 2,108,746
(a)
$ 789,932
Investment in affiliated Funds--at value .................................................... 11,945 22,289 –
Cash ......................................................................................... 35 23 27
Deposits with counterparty .................................................................. 918 230 –
Receivables:
Dividends and interest ................................................................. 427 1,016 19
Expense reimbursement from Manager ............................................... – 57 204
Expense reimbursement from Distributor ............................................. 3 3 55
Fund shares sold ....................................................................... 1,312 451 9,650
Investment securities sold ............................................................. 265 4,630 –
Other assets .................................................................................. – – 26
Total Assets   1,001,006 2,137,445 799,913
Liabilities
Accrued management and investment advisory fees ........................................ 134 1,220 258
Accrued administrative service fees ........................................................ 9 2 –
Accrued distribution fees .................................................................... 35 26 56
Accrued service fees ........................................................................ 50 10 –
Accrued transfer agent fees ................................................................. 48 131 77
Accrued directors' expenses ................................................................. – 4 1
Accrued professional fees ................................................................... 22 18 29
Accrued other expenses ..................................................................... 44 66 71
Payables:
Fund shares redeemed ................................................................. 3,570 3,362 1,724
Investment securities purchased ...................................................... 181 4,014 –
Variation margin on futures ........................................................... 96 32 –
Collateral obligation on securities loaned, at value ......................................... 2,487 615 –
Total Liabilities
6,676 9,500 2,216
Net Assets Applicable to Outstanding Shares ............................................
$ 994,330 $ 2,127,945 $ 797,697
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 792,174 $ 2,206,349 $ 797,697
Total distributable earnings (accumulated loss) .............................................
202,156 (78,404) –
Total Net Assets
$ 994,330 $ 2,127,945 $ 797,697

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
81
See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 23,187 $ 342,008
Shares Issued and Outstanding ........................................................ 1,817 342,008
Net Asset Value per share ............................................................. $ 12.76
(b)
$ 1.00
(b)
Maximum Offering Price .............................................................
$ 13.50
Class J : Net Assets .......................................................................... $ 104,139 $ 129,288 $ 455,689
Shares Issued and Outstanding ........................................................ 5,713 10,220 455,689
Net Asset Value per share .............................................................
$ 18.23
(b)
$ 12.65
(b)
$ 1.00
(b)
Institutional: Net Assets ..................................................................... $ 187,318 $ 233,785 N/A
Shares Issued and Outstanding ........................................................ 9,943 18,245
Net Asset Value per share .............................................................
$ 18.84 $ 12.81
R-1: Net Assets .............................................................................. $ 5,032 $ 2,079 N/A
Shares Issued and Outstanding ........................................................ 270 170
Net Asset Value per share .............................................................
$ 18.62 $ 12.20
R-2: Net Assets .............................................................................. $ 7,267 $ 1,739 N/A
Shares Issued and Outstanding ........................................................ 376 141
Net Asset Value per share .............................................................
$ 19.33 $ 12.33
R-3: Net Assets .............................................................................. $ 64,732 $ 10,736 N/A
Shares Issued and Outstanding ........................................................ 3,373 852
Net Asset Value per share .............................................................
$ 19.19 $ 12.60
R-4: Net Assets .............................................................................. $ 43,726 $ 9,285 N/A
Shares Issued and Outstanding ........................................................ 2,267 735
Net Asset Value per share .............................................................
$ 19.29 $ 12.64
R-5: Net Assets .............................................................................. $ 102,868 $ 21,576 N/A
Shares Issued and Outstanding ........................................................ 5,281 1,696
Net Asset Value per share .............................................................
$ 19.48 $ 12.72
R-6: Net Assets .............................................................................. $ 479,248 $ 1,696,270 N/A
Shares Issued and Outstanding ........................................................ 25,447 132,072
Net Asset Value per share .............................................................
$ 18.83 $ 12.84
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
82
See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 2,464,565 $ 859,116 $ –
Investment in affiliated Funds--at cost ...................................................
$ 32,634 $ 31,622 $ 649,595
Foreign currency--at cost ..................................................................
$ 1,312 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,291,060
(a)
$ 1,775,394 $ –
Investment in affiliated Funds--at value .................................................... 32,634 31,622 709,786
Foreign currency--at value .................................................................. 1,326 – –
Deposits with counterparty .................................................................. 744 – –
Receivables:
Dividends and interest ................................................................. 12,004 1,368 544
Expense reimbursement from Manager ............................................... 73 35 –
Expense reimbursement from Distributor ............................................. – – 5
Fund shares sold ....................................................................... 508 507 295
Investment securities sold ............................................................. 23,883 14,456 5,111
Other assets .................................................................................. – 5 –
Total Assets   2,362,232 1,823,387 715,741
Liabilities
Accrued management and investment advisory fees ........................................ 1,954 760 –
Accrued administrative service fees ........................................................ – 2 4
Accrued distribution fees .................................................................... – 257 41
Accrued service fees ........................................................................ – 14 14
Accrued transfer agent fees ................................................................. 76 214 2
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 52 22 18
Accrued other expenses ..................................................................... 123 52 23
Payables:
Expense reimbursement to Manager .................................................. – – 1
Fund shares redeemed ................................................................. 1,727 2,756 459
Investment securities purchased ...................................................... 27,341 16,395 5,491
Variation margin on futures ........................................................... 48 – –
Collateral obligation on securities loaned, at value ......................................... 15,124 – –
Total Liabilities
46,446 20,472 6,053
Net Assets Applicable to Outstanding Shares ............................................
$ 2,315,786 $ 1,802,915 $ 709,688
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,795,454 $ 799,709 $ 610,639
Total distributable earnings (accumulated loss) .............................................
(479,668) 1,003,206 99,049
Total Net Assets
$ 2,315,786 $ 1,802,915 $ 709,688

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
83
See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 750,000 850,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 987,963 $ 27,239
Shares Issued and Outstanding ........................................................ 19,257 2,039
Net Asset Value per share ............................................................. $ 51 .30
(b)
$ 13 .36
(b)
Maximum Offering Price .............................................................
$ 54 .29 $ 13 .88
Class C : Net Assets .......................................................................... N/A $ 35,053 N/A
Shares Issued and Outstanding ........................................................ 1,071
Net Asset Value per share .............................................................
$ 32 .74
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 206,711
Shares Issued and Outstanding ........................................................ 15,650
Net Asset Value per share .............................................................
$ 13 .21
(b)
Institutional : Net Assets ..................................................................... $ 2,314,374 $ 717,175 $ 409,464
Shares Issued and Outstanding ........................................................ 285,109 13,532 30,845
Net Asset Value per share .............................................................
$ 8 .12 $ 53 .00 $ 13 .27
R-1 : Net Assets .............................................................................. $ 13 $ 1,653 $ 4,183
Shares Issued and Outstanding ........................................................ 2 32 317
Net Asset Value per share .............................................................
$ 8 .02 $ 51 .14 $ 13 .21
R-2 : Net Assets .............................................................................. $ 11 $ 952 $ 3,084
Shares Issued and Outstanding ........................................................ 1 18 233
Net Asset Value per share .............................................................
$ 8 .04 $ 51 .54 $ 13 .26
R-3 : Net Assets .............................................................................. $ 407 $ 14,150 $ 25,428
Shares Issued and Outstanding ........................................................ 51 275 1,934
Net Asset Value per share .............................................................
$ 8 .02 $ 51 .37 $ 13 .15
R-4 : Net Assets .............................................................................. $ 481 $ 13,402 $ 9,381
Shares Issued and Outstanding ........................................................ 60 258 711
Net Asset Value per share .............................................................
$ 8 .07 $ 52 .03 $ 13 .19
R-5 : Net Assets .............................................................................. $ 500 $ 32,567 $ 24,198
Shares Issued and Outstanding ........................................................ 62 622 1,831
Net Asset Value per share .............................................................
$ 8 .07 $ 52 .35 $ 13 .21
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
84
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ...................................................
$ 291,951 $ 3,039,263 $ 1,271,660
Assets
Investment in affiliated Funds--at value .................................................... $ 352,044 $ 3,583,871 $ 1,530,789
Receivables:
Dividends and interest ................................................................. 243 2,135 777
Expense reimbursement from Distributor ............................................. – 22 –
Fund shares sold ....................................................................... 484 181 1,025
Investment securities sold ............................................................. 3,082 25,109 10,085
Prepaid expenses ............................................................................
– – 3
Total Assets   355,853 3,611,318 1,542,679
Liabilities
Accrued administrative service fees ........................................................ 4 17 14
Accrued distribution fees .................................................................... 10 169 37
Accrued service fees ........................................................................ 17 77 67
Accrued transfer agent fees ................................................................. 1 40 3
Accrued directors' expenses ................................................................. – 1 1
Accrued professional fees ................................................................... 18 19 17
Accrued other expenses ..................................................................... 1 47 –
Payables:
Fund shares redeemed ................................................................. 1,471 6,230 4,362
Investment securities purchased ...................................................... 2,338 21,193 7,523
Total Liabilities
3,860 27,793 12,024
Net Assets Applicable to Outstanding Shares ............................................
$ 351,993 $ 3,583,525 $ 1,530,655
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 276,530 $ 2,881,323 $ 1,212,688
Total distributable earnings (accumulated loss) .............................................
75,463 702,202 317,967
Total Net Assets
$ 351,993 $ 3,583,525 $ 1,530,655
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 100,919 N/A
Shares Issued and Outstanding ........................................................ 7,171
Net Asset Value per share ............................................................. $ 14 .07
(a)
Maximum Offering Price .............................................................
$ 14 .89
Class J : Net Assets .......................................................................... N/A $ 832,258 N/A
Shares Issued and Outstanding ........................................................ 59,896
Net Asset Value per share .............................................................
$ 13 .89
(a)
Institutional : Net Assets ..................................................................... $ 273,028 $ 2,298,787 $ 1,225,564
Shares Issued and Outstanding ........................................................ 28,273 164,337 105,322
Net Asset Value per share .............................................................
$ 9 .66 $ 13 .99 $ 11 .64
R-1 : Net Assets .............................................................................. $ 3,288 $ 17,992 $ 8,795
Shares Issued and Outstanding ........................................................ 351 1,298 778
Net Asset Value per share .............................................................
$ 9 .35 $ 13 .86 $ 11 .31
R-2 : Net Assets .............................................................................. $ 1,676 $ 16,927 $ 11,672
Shares Issued and Outstanding ........................................................ 177 1,221 1,028
Net Asset Value per share .............................................................
$ 9 .45 $ 13 .87 $ 11 .35
R-3 : Net Assets .............................................................................. $ 31,339 $ 110,479 $ 123,574
Shares Issued and Outstanding ........................................................ 3,341 7,996 10,884
Net Asset Value per share .............................................................
$ 9 .38 $ 13 .82 $ 11 .35
R-4 : Net Assets .............................................................................. $ 14,286 $ 47,227 $ 51,235
Shares Issued and Outstanding ........................................................ 1,507 3,407 4,459
Net Asset Value per share .............................................................
$ 9 .48 $ 13 .86 $ 11 .49
R-5 : Net Assets .............................................................................. $ 28,376 $ 158,936 $ 109,815
Shares Issued and Outstanding ........................................................ 2,987 11,434 9,516
Net Asset Value per share .............................................................
$ 9 .50 $ 13 .90 $ 11 .54
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
85
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ...................................................
$ 4,466,465 $ 1,044,251 $ 3,050,920
Assets
Investment in affiliated Funds--at value .................................................... $ 5,355,618 $ 1,279,094 $ 3,808,956
Receivables:
Dividends and interest ................................................................. 2,170 506 1,130
Expense reimbursement from Distributor ............................................. 31 – 20
Fund shares sold ....................................................................... 1,390 592 737
Investment securities sold ............................................................. 24,331 2,149 815
Total Assets   5,383,540 1,282,341 3,811,658
Liabilities
Accrued administrative service fees ........................................................ 22 11 16
Accrued distribution fees .................................................................... 231 27 157
Accrued service fees ........................................................................ 103 52 75
Accrued transfer agent fees ................................................................. 68 4 74
Accrued directors' expenses ................................................................. 4 1 2
Accrued professional fees ................................................................... 19 18 19
Accrued other expenses ..................................................................... 71 5 66
Payables:
Expense reimbursement to Manager .................................................. – – 1
Fund shares redeemed ................................................................. 3,931 2,705 1,550
Investment securities purchased ...................................................... 23,957 507 1,130
Total Liabilities
28,406 3,330 3,090
Net Assets Applicable to Outstanding Shares ............................................
$ 5,355,134 $ 1,279,011 $ 3,808,568
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,204,465 $ 995,173 $ 2,877,832
Total distributable earnings (accumulated loss) .............................................
1,150,669 283,838 930,736
Total Net Assets
$ 5,355,134 $ 1,279,011 $ 3,808,568
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 128,178 N/A $ 97,825
Shares Issued and Outstanding ........................................................ 8,687 6,437
Net Asset Value per share ............................................................. $ 14 .76
(a)
$ 15 .20
(a)
Maximum Offering Price .............................................................
$ 15 .62 $ 16 .08
Class J : Net Assets .......................................................................... $ 1,169,328 N/A $ 753,868
Shares Issued and Outstanding ........................................................ 79,683 48,994
Net Asset Value per share .............................................................
$ 14 .67
(a)
$ 15 .39
(a)
Institutional : Net Assets ..................................................................... $ 3,592,487 $ 1,043,617 $ 2,615,276
Shares Issued and Outstanding ........................................................ 243,807 84,574 168,173
Net Asset Value per share .............................................................
$ 14 .73 $ 12 .34 $ 15 .55
R-1 : Net Assets .............................................................................. $ 21,726 $ 7,462 $ 15,714
Shares Issued and Outstanding ........................................................ 1,490 620 1,024
Net Asset Value per share .............................................................
$ 14 .58 $ 12 .04 $ 15 .34
R-2 : Net Assets .............................................................................. $ 22,870 $ 11,095 $ 19,481
Shares Issued and Outstanding ........................................................ 1,561 922 1,268
Net Asset Value per share .............................................................
$ 14 .65 $ 12 .03 $ 15 .36
R-3 : Net Assets .............................................................................. $ 141,979 $ 85,507 $ 97,748
Shares Issued and Outstanding ........................................................ 9,702 7,071 6,392
Net Asset Value per share .............................................................
$ 14 .63 $ 12 .09 $ 15 .29
R-4 : Net Assets .............................................................................. $ 65,940 $ 38,878 $ 48,722
Shares Issued and Outstanding ........................................................ 4,330 3,183 3,177
Net Asset Value per share .............................................................
$ 15 .23 $ 12 .21 $ 15 .34
R-5 : Net Assets .............................................................................. $ 212,626 $ 92,452 $ 159,934
Shares Issued and Outstanding ........................................................ 14,462 7,543 10,351
Net Asset Value per share .............................................................
$ 14 .70 $ 12 .26 $ 15 .45
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
86
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ...................................................
$ 787,558 $ 1,842,265 $ 446,327
Assets
Investment in affiliated Funds--at value .................................................... $ 958,328 $ 2,305,579 $ 514,863
Receivables:
Dividends and interest ................................................................. 202 346 52
Expense reimbursement from Manager ............................................... – 3 –
Expense reimbursement from Distributor ............................................. – 6 –
Fund shares sold ....................................................................... 944 388 528
Investment securities sold ............................................................. 1,227 1,683 970
Total Assets   960,701 2,308,005 516,413
Liabilities
Accrued administrative service fees ........................................................ 8 12 4
Accrued distribution fees .................................................................... 21 74 11
Accrued service fees ........................................................................ 39 52 20
Accrued transfer agent fees ................................................................. 2 64 2
Accrued directors' expenses ................................................................. 1 2 –
Accrued professional fees ................................................................... 18 18 18
Accrued other expenses ..................................................................... 5 41 5
Payables:
Fund shares redeemed ................................................................. 1,791 2,054 1,480
Investment securities purchased ...................................................... 203 345 52
Total Liabilities
2,088 2,662 1,592
Net Assets Applicable to Outstanding Shares ............................................
$ 958,613 $ 2,305,343 $ 514,821
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 760,063 $ 1,761,246 $ 437,308
Total distributable earnings (accumulated loss) .............................................
198,550 544,097 77,513
Total Net Assets
$ 958,613 $ 2,305,343 $ 514,821
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 77,925 N/A
Shares Issued and Outstanding ........................................................ 4,987
Net Asset Value per share ............................................................. $ 15 .63
(a)
Maximum Offering Price .............................................................
$ 16 .54
Class J : Net Assets .......................................................................... N/A $ 237,515 N/A
Shares Issued and Outstanding ........................................................ 15,767
Net Asset Value per share .............................................................
$ 15 .06
(a)
Institutional : Net Assets ..................................................................... $ 780,234 $ 1,754,692 $ 421,577
Shares Issued and Outstanding ........................................................ 60,235 112,675 30,387
Net Asset Value per share .............................................................
$ 12 .95 $ 15 .57 $ 13 .87
R-1 : Net Assets .............................................................................. $ 4,536 $ 10,957 $ 2,642
Shares Issued and Outstanding ........................................................ 363 714 198
Net Asset Value per share .............................................................
$ 12 .49 $ 15 .35 $ 13 .32
R-2 : Net Assets .............................................................................. $ 9,459 $ 15,037 $ 4,835
Shares Issued and Outstanding ........................................................ 758 980 362
Net Asset Value per share .............................................................
$ 12 .49 $ 15 .35 $ 13 .36
R-3 : Net Assets .............................................................................. $ 66,042 $ 68,182 $ 32,687
Shares Issued and Outstanding ........................................................ 5,254 4,449 2,431
Net Asset Value per share .............................................................
$ 12 .57 $ 15 .33 $ 13 .45
R-4 : Net Assets .............................................................................. $ 27,141 $ 36,458 $ 14,221
Shares Issued and Outstanding ........................................................ 2,135 2,362 1,045
Net Asset Value per share .............................................................
$ 12 .71 $ 15 .44 $ 13 .61
R-5 : Net Assets .............................................................................. $ 71,201 $ 104,577 $ 38,859
Shares Issued and Outstanding ........................................................ 5,589 6,751 2,844
Net Asset Value per share .............................................................
$ 12 .74 $ 15 .49 $ 13 .66
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
87
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ...................................................
$ 404,586 $ 27,910 $ 94,450
Assets
Investment in affiliated Funds--at value .................................................... $ 442,977 $ 30,842 $ 105,990
Receivables:
Dividends and interest ................................................................. 31 3 18
Expense reimbursement from Manager ............................................... 1 1 2
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 741 304 72
Total Assets   443,750 31,150 106,083
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 7 1 4
Accrued service fees ........................................................................ 10 1 –
Accrued transfer agent fees ................................................................. 10 – 3
Accrued professional fees ................................................................... 18 17 18
Accrued registration fees .................................................................... – – 4
Accrued other expenses ..................................................................... 12 – 2
Payables:
Fund shares redeemed ................................................................. – – 23
Investment securities purchased ...................................................... 771 306 67
Total Liabilities
830 325 121
Net Assets Applicable to Outstanding Shares ............................................
$ 442,920 $ 30,825 $ 105,962
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 398,575 $ 28,693 $ 93,565
Total distributable earnings (accumulated loss) .............................................
44,345 2,132 12,397
Total Net Assets
$ 442,920 $ 30,825 $ 105,962
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 11,740 N/A $ 29,710
Shares Issued and Outstanding ........................................................ 811 2,528
Net Asset Value per share .............................................................
$ 14 .47
(a)
$ 11 .75
(a)
Institutional : Net Assets ..................................................................... $ 385,276 $ 26,561 $ 19,501
Shares Issued and Outstanding ........................................................ 26,386 2,345 1,653
Net Asset Value per share .............................................................
$ 14 .60 $ 11 .33 $ 11 .80
R-1 : Net Assets .............................................................................. $ 1,935 $ 58 N/A
Shares Issued and Outstanding ........................................................ 136 5
Net Asset Value per share .............................................................
$ 14 .19 $ 11 .17
R-2 : Net Assets .............................................................................. $ 3,173 $ 213 N/A
Shares Issued and Outstanding ........................................................ 223 19
Net Asset Value per share .............................................................
$ 14 .23 $ 11 .16
R-3 : Net Assets .............................................................................. $ 14,091 $ 1,590 $ 105
Shares Issued and Outstanding ........................................................ 980 142 9
Net Asset Value per share .............................................................
$ 14 .38 $ 11 .21 $ 11 .71
R-4 : Net Assets .............................................................................. $ 5,851 $ 505 N/A
Shares Issued and Outstanding ........................................................ 405 45
Net Asset Value per share .............................................................
$ 14 .44 $ 11 .25
R-5 : Net Assets .............................................................................. $ 20,854 $ 1,898 $ 70
Shares Issued and Outstanding ........................................................ 1,440 168 6
Net Asset Value per share .............................................................
$ 14 .48 $ 11 .27 $ 11 .75
R-6 : Net Assets .............................................................................. N/A N/A $ 56,576
Shares Issued and Outstanding ........................................................ 4,786
Net Asset Value per share .............................................................
$ 11 .82
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
88
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 311,141 $ 289,290 $ 301,923
Assets
Investment in affiliated Funds--at value .................................................... $ 351,237 $ 317,291 $ 336,842
Receivables:
Dividends and interest ................................................................. 41 20 –
Expense reimbursement from Manager ............................................... 2 1 –
Expense reimbursement from Distributor ............................................. 2 2 2
Fund shares sold ....................................................................... 427 627 238
Total Assets   351,709 317,941 337,082
Liabilities
Accrued distribution fees .................................................................... 11 12 10
Accrued service fees ........................................................................ – – 1
Accrued transfer agent fees ................................................................. 6 6 7
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 18 18 18
Accrued other expenses ..................................................................... 8 7 10
Payables:
Fund shares redeemed ................................................................. – – 10
Investment securities purchased ...................................................... 467 646 226
Total Liabilities
511 690 283
Net Assets Applicable to Outstanding Shares ............................................
$ 351,198 $ 317,251 $ 336,799
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 307,530 $ 287,647 $ 298,895
Total distributable earnings (accumulated loss) .............................................
43,668 29,604 37,904
Total Net Assets
$ 351,198 $ 317,251 $ 336,799
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 87,239 $ 95,483 $ 78,987
Shares Issued and Outstanding ........................................................ 7,320 7,824 6,412
Net Asset Value per share .............................................................
$ 11 .92
(a)
$ 12 .20
(a)
$ 12 .32
(a)
Institutional : Net Assets ..................................................................... $ 49,188 $ 58,524 $ 60,462
Shares Issued and Outstanding ........................................................ 4,110 4,780 4,884
Net Asset Value per share .............................................................
$ 11 .97 $ 12 .24 $ 12 .38
R-3 : Net Assets .............................................................................. $ 703 $ 388 $ 485
Shares Issued and Outstanding ........................................................ 59 32 40
Net Asset Value per share .............................................................
$ 11 .89 $ 12 .15 $ 12 .28
R-5 : Net Assets .............................................................................. $ 1,413 $ 949 $ 2,806
Shares Issued and Outstanding ........................................................ 118 78 228
Net Asset Value per share .............................................................
$ 11 .94 $ 12 .20 $ 12 .33
R-6 : Net Assets .............................................................................. $ 212,655 $ 161,907 $ 194,059
Shares Issued and Outstanding ........................................................ 17,762 13,215 15,685
Net Asset Value per share .............................................................
$ 11 .97 $ 12 .25 $ 12 .37
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
89
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ...................................................
$ 220,063 $ 209,869 $ 137,535
Assets
Investment in affiliated Funds--at value .................................................... $ 241,261 $ 234,482 $ 150,300
Receivables:
Expense reimbursement from Manager ............................................... 1 1 1
Expense reimbursement from Distributor ............................................. 2 1 1
Fund shares sold ....................................................................... 214 768 211
Total Assets   241,478 235,252 150,513
Liabilities
Accrued distribution fees .................................................................... 8 6 4
Accrued service fees ........................................................................ – 1 –
Accrued transfer agent fees ................................................................. 6 5 4
Accrued directors' expenses ................................................................. – 1 –
Accrued professional fees ................................................................... 18 18 18
Accrued other expenses ..................................................................... 7 7 6
Payables:
Fund shares redeemed ................................................................. 149 111 12
Investment securities purchased ...................................................... 66 658 199
Total Liabilities
254 807 243
Net Assets Applicable to Outstanding Shares ............................................
$ 241,224 $ 234,445 $ 150,270
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 218,537 $ 207,886 $ 136,410
Total distributable earnings (accumulated loss) .............................................
22,687 26,559 13,860
Total Net Assets
$ 241,224 $ 234,445 $ 150,270
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 60,829 $ 49,746 $ 30,151
Shares Issued and Outstanding ........................................................ 4,843 3,956 2,371
Net Asset Value per share .............................................................
$ 12 .56
(a)
$ 12 .58
(a)
$ 12 .71
(a)
Institutional : Net Assets ..................................................................... $ 54,018 $ 44,657 $ 36,546
Shares Issued and Outstanding ........................................................ 4,280 3,533 2,861
Net Asset Value per share .............................................................
$ 12 .62 $ 12 .64 $ 12 .77
R-3 : Net Assets .............................................................................. $ 684 $ 884 $ 682
Shares Issued and Outstanding ........................................................ 55 70 54
Net Asset Value per share .............................................................
$ 12 .52 $ 12 .55 $ 12 .67
R-5 : Net Assets .............................................................................. $ 857 $ 1,689 $ 619
Shares Issued and Outstanding ........................................................ 68 134 49
Net Asset Value per share .............................................................
$ 12 .58 $ 12 .60 $ 12 .73
R-6 : Net Assets .............................................................................. $ 124,836 $ 137,469 $ 82,272
Shares Issued and Outstanding ........................................................ 9,879 10,857 6,433
Net Asset Value per share .............................................................
$ 12 .64 $ 12 .66 $ 12 .79
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
90
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ...................................................
$ 108,334 $ 48,501 $ 16,342
Assets
Investment in affiliated Funds--at value .................................................... $ 119,999 $ 52,467 $ 17,773
Receivables:
Expense reimbursement from Manager ............................................... 2 5 4
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 209 19 34
Total Assets   120,211 52,491 17,811
Liabilities
Accrued distribution fees .................................................................... 3 1 1
Accrued transfer agent fees ................................................................. 3 3 2
Accrued professional fees ................................................................... 18 18 18
Accrued registration fees .................................................................... – 6 5
Accrued other expenses ..................................................................... 6 – –
Payables:
Fund shares redeemed ................................................................. 51 19 –
Investment securities purchased ...................................................... 159 – 34
Total Liabilities
240 47 60
Net Assets Applicable to Outstanding Shares ............................................
$ 119,971 $ 52,444 $ 17,751
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 107,385 $ 48,281 $ 16,370
Total distributable earnings (accumulated loss) .............................................
12,586 4,163 1,381
Total Net Assets
$ 119,971 $ 52,444 $ 17,751
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 25,905 $ 9,235 $ 3,203
Shares Issued and Outstanding ........................................................ 2,035 718 247
Net Asset Value per share .............................................................
$ 12 .73
(a)
$ 12 .86
(a)
$ 12 .97
(a)
Institutional : Net Assets ..................................................................... $ 28,345 $ 13,916 $ 4,268
Shares Issued and Outstanding ........................................................ 2,219 1,077 327
Net Asset Value per share .............................................................
$ 12 .77 $ 12 .92 $ 13 .07
R-3 : Net Assets .............................................................................. $ 389 $ 254 $ 100
Shares Issued and Outstanding ........................................................ 31 20 7
Net Asset Value per share .............................................................
$ 12 .66 $ 12 .83 $ 12 .97
R-5 : Net Assets .............................................................................. $ 888 $ 318 $ 275
Shares Issued and Outstanding ........................................................ 70 25 22
Net Asset Value per share .............................................................
$ 12 .73 $ 12 .88 $ 13 .02
R-6 : Net Assets .............................................................................. $ 64,444 $ 28,721 $ 9,905
Shares Issued and Outstanding ........................................................ 5,043 2,219 756
Net Asset Value per share .............................................................
$ 12 .78 $ 12 .94 $ 13 .09
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
91
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 2,803 $ 58,967 $ 395,355
Assets
Investment in affiliated Funds--at value .................................................... $ 2,971 $ 64,525 $ 434,322
Receivables:
Dividends and interest ................................................................. – 16 365
Expense reimbursement from Manager ............................................... 7 2 1
Expense reimbursement from Distributor ............................................. – 1 2
Fund shares sold ....................................................................... 8 6 1,040
Investment securities sold ............................................................. – – 3,216
Total Assets   2,986 64,550 438,946
Liabilities
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... – 2 17
Accrued service fees ........................................................................ – – 8
Accrued transfer agent fees ................................................................. 1 2 7
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 18 17 18
Accrued registration fees .................................................................... 3 7 –
Accrued other expenses ..................................................................... – – 19
Payables:
Fund shares redeemed ................................................................. – 3 15
Investment securities purchased ...................................................... 7 20 4,606
Total Liabilities
29 51 4,693
Net Assets Applicable to Outstanding Shares ............................................
$ 2,957 $ 64,499 $ 434,253
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,049 $ 58,529 $ 383,671
Total distributable earnings (accumulated loss) .............................................
(92) 5,970 50,582
Total Net Assets
$ 2,957 $ 64,499 $ 434,253
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 600,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 16,214
Shares Issued and Outstanding ........................................................ 1,296
Net Asset Value per share ............................................................. $ 12 .51
(a)
Maximum Offering Price .............................................................
$ 13 .00
Class J : Net Assets .......................................................................... $ 1,550 $ 18,439 $ 65,404
Shares Issued and Outstanding ........................................................ 136 1,648 5,305
Net Asset Value per share .............................................................
$ 11 .36
(a)
$ 11 .18
(a)
$ 12 .33
(a)
Institutional : Net Assets ..................................................................... $ 360 $ 12,454 $ 313,363
Shares Issued and Outstanding ........................................................ 31 1,109 25,254
Net Asset Value per share .............................................................
$ 11 .45 $ 11 .23 $ 12 .41
R-1 : Net Assets .............................................................................. N/A N/A $ 2,298
Shares Issued and Outstanding ........................................................ 185
Net Asset Value per share .............................................................
$ 12 .40
R-2 : Net Assets .............................................................................. N/A N/A $ 4,004
Shares Issued and Outstanding ........................................................ 323
Net Asset Value per share .............................................................
$ 12 .40
R-3 : Net Assets .............................................................................. $ 12 $ 346 $ 11,439
Shares Issued and Outstanding ........................................................ 1 31 932
Net Asset Value per share .............................................................
$ 11 .33 $ 11 .14 $ 12 .27
R-4 : Net Assets .............................................................................. N/A N/A $ 5,101
Shares Issued and Outstanding ........................................................ 414
Net Asset Value per share .............................................................
$ 12 .32
R-5 : Net Assets .............................................................................. $ 22 $ 112 $ 16,430
Shares Issued and Outstanding ........................................................ 2 11 1,326
Net Asset Value per share .............................................................
$ 11 .40 $ 11 .20 $ 12 .39
R-6 : Net Assets .............................................................................. $ 1,013 $ 33,148 N/A
Shares Issued and Outstanding ........................................................ 88 2,949
Net Asset Value per share .............................................................
$ 11 .45 $ 11 .24
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
92
See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 3,765,683 $ – $ –
Investment in affiliated Funds--at cost ...................................................
$ 4 $ 3,446,996 $ 1,445,929
Assets
Investment in securities--at value  .......................................................... $ 4,433,043 $ – $ –
Investment in affiliated Funds--at value .................................................... 4 4,275,108 1,659,439
Receivables:
Dividends and interest ................................................................. – 2,272 1,370
Expense reimbursement from Manager ............................................... 39 – –
Expense reimbursement from Distributor ............................................. 4 28 18
Fund shares sold ....................................................................... 4,725 1,019 416
Investment securities sold ............................................................. 16,087 3,574 1,629
Total Assets   4,453,902 4,282,001 1,662,872
Liabilities
Accrued management and investment advisory fees ........................................ 3,184 1,039 398
Accrued administrative service fees ........................................................ 5 3 2
Accrued distribution fees .................................................................... 126 883 331
Accrued service fees ........................................................................ 38 16 10
Accrued transfer agent fees ................................................................. 786 270 75
Accrued directors' expenses ................................................................. – 2 –
Accrued professional fees ................................................................... 23 19 17
Accrued other expenses ..................................................................... 258 94 53
Payables:
Borrowing ............................................................................. 1,150 – –
Fund shares redeemed ................................................................. 7,567 4,800 2,062
Investment securities purchased ...................................................... 13,336 2,272 1,370
Total Liabilities
26,473 9,398 4,318
Net Assets Applicable to Outstanding Shares ............................................
$ 4,427,429 $ 4,272,603 $ 1,658,554
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,769,903 $ 3,415,317 $ 1,441,461
Total distributable earnings (accumulated loss) .............................................
657,526 857,286 217,093
Total Net Assets
$ 4,427,429 $ 4,272,603 $ 1,658,554
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 286,896 $ 2,060,672 $ 545,903
Shares Issued and Outstanding ........................................................ 12,191 131,718 44,866
Net Asset Value per share ............................................................. $ 23 .53
(a)
$ 15 .64
(a)
$ 12 .17
(a)
Maximum Offering Price .............................................................
$ 24 .90 $ 16 .55 $ 12 .88
Class C : Net Assets .......................................................................... $ 34,198 $ 322,006 $ 137,283
Shares Issued and Outstanding ........................................................ 1,481 20,959 11,415
Net Asset Value per share .............................................................
$ 23 .08
(a)
$ 15 .36
(a)
$ 12 .03
(a)
Class J : Net Assets .......................................................................... $ 134,897 $ 1,071,910 $ 691,410
Shares Issued and Outstanding ........................................................ 5,918 71,239 57,670
Net Asset Value per share .............................................................
$ 22 .79
(a)
$ 15 .05
(a)
$ 11 .99
(a)
Institutional : Net Assets ..................................................................... $ 2,160,526 $ 747,015 $ 239,975
Shares Issued and Outstanding ........................................................ 91,731 48,635 19,941
Net Asset Value per share .............................................................
$ 23 .55 $ 15 .36 $ 12 .03
R-1 : Net Assets .............................................................................. $ 2,141 $ 2,364 $ 2,577
Shares Issued and Outstanding ........................................................ 92 154 215
Net Asset Value per share .............................................................
$ 23 .24 $ 15 .35 $ 11 .98
R-2 : Net Assets .............................................................................. $ 6,624 $ 2,352 $ 414
Shares Issued and Outstanding ........................................................ 297 154 34
Net Asset Value per share .............................................................
$ 22 .31 $ 15 .28 $ 12 .10
R-3 : Net Assets .............................................................................. $ 28,733 $ 22,790 $ 12,167
Shares Issued and Outstanding ........................................................ 1,254 1,489 1,013
Net Asset Value per share .............................................................
$ 22 .91 $ 15 .31 $ 12 .01
R-4 : Net Assets .............................................................................. $ 24,909 $ 12,631 $ 11,717
Shares Issued and Outstanding ........................................................ 1,100 823 974
Net Asset Value per share .............................................................
$ 22 .63 $ 15 .34 $ 12 .03
R-5 : Net Assets .............................................................................. $ 105,340 $ 30,863 $ 17,108
Shares Issued and Outstanding ........................................................ 4,644 2,013 1,423
Net Asset Value per share .............................................................
$ 22 .68 $ 15 .33 $ 12 .02
R-6 : Net Assets .............................................................................. $ 1,643,165 N/A N/A
Shares Issued and Outstanding ........................................................ 69,785
Net Asset Value per share .............................................................
$ 23 .55
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
93
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 2,234,553 $ 2,507,515 $ 1,485,555
Assets
Investment in affiliated Funds--at value .................................................... $ 2,828,287 $ 2,678,414 $ 1,780,193
Receivables:
Dividends and interest ................................................................. 651 2,048 –
Expense reimbursement from Distributor ............................................. 15 29 8
Fund shares sold ....................................................................... 463 5,482 309
Investment securities sold ............................................................. 1,550 1,215 1,782
Total Assets   2,830,966 2,687,188 1,782,292
Liabilities
Accrued management and investment advisory fees ........................................ 692 640 438
Accrued administrative service fees ........................................................ 2 1 1
Accrued distribution fees .................................................................... 608 588 387
Accrued service fees ........................................................................ 10 4 7
Accrued transfer agent fees ................................................................. 200 80 154
Accrued professional fees ................................................................... 15 18 18
Accrued other expenses ..................................................................... 65 63 48
Payables:
Dividends payable ..................................................................... – 3,404 –
Fund shares redeemed ................................................................. 2,126 3,293 2,263
Investment securities purchased ...................................................... 651 2,048 –
Total Liabilities
4,369 10,139 3,316
Net Assets Applicable to Outstanding Shares ............................................
$ 2,826,597 $ 2,677,049 $ 1,778,976
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,185,509 $ 2,504,003 $ 1,452,185
Total distributable earnings (accumulated loss) .............................................
641,088 173,046 326,791
Total Net Assets
$ 2,826,597 $ 2,677,049 $ 1,778,976
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,570,186 $ 1,085,818 $ 1,069,149
Shares Issued and Outstanding ........................................................ 90,196 87,707 57,574
Net Asset Value per share ............................................................. $ 17 .41
(a)
$ 12 .38
(a)
$ 18 .57
(a)
Maximum Offering Price .............................................................
$ 18 .42 $ 12 .86 $ 19 .65
Class C : Net Assets .......................................................................... $ 204,754 $ 237,410 $ 120,962
Shares Issued and Outstanding ........................................................ 12,872 19,392 7,364
Net Asset Value per share .............................................................
$ 15 .91
(a)
$ 12 .24
(a)
$ 16 .43
(a)
Class J : Net Assets .......................................................................... $ 575,978 $ 1,132,937 $ 295,433
Shares Issued and Outstanding ........................................................ 34,497 92,377 16,598
Net Asset Value per share .............................................................
$ 16 .70
(a)
$ 12 .26
(a)
$ 17 .80
(a)
Institutional : Net Assets ..................................................................... $ 430,895 $ 200,957 $ 260,585
Shares Issued and Outstanding ........................................................ 25,379 16,289 14,427
Net Asset Value per share .............................................................
$ 16 .98 $ 12 .34 $ 18 .06
R-1 : Net Assets .............................................................................. $ 1,098 $ 2,307 $ 344
Shares Issued and Outstanding ........................................................ 66 188 19
Net Asset Value per share .............................................................
$ 16 .70 $ 12 .27 $ 17 .81
R-2 : Net Assets .............................................................................. $ 1,653 $ 257 $ 2,656
Shares Issued and Outstanding ........................................................ 99 21 150
Net Asset Value per share .............................................................
$ 16 .78 $ 12 .32 $ 17 .71
R-3 : Net Assets .............................................................................. $ 13,833 $ 4,729 $ 6,440
Shares Issued and Outstanding ........................................................ 831 384 363
Net Asset Value per share .............................................................
$ 16 .65 $ 12 .31 $ 17 .72
R-4 : Net Assets .............................................................................. $ 6,076 $ 4,664 $ 8,355
Shares Issued and Outstanding ........................................................ 359 378 467
Net Asset Value per share .............................................................
$ 16 .91 $ 12 .32 $ 17 .91
R-5 : Net Assets .............................................................................. $ 22,124 $ 7,970 $ 15,052
Shares Issued and Outstanding ........................................................ 1,313 647 844
Net Asset Value per share .............................................................
$ 16 .85 $ 12 .31 $ 17 .84
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
94
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 5,803,911 $ 606,451 $ 1,565,511
Investment in affiliated Funds--at cost ...................................................
$ 25,115 $ 29,913 $ 98,344
Assets
Investment in securities--at value  .......................................................... $ 5,906,753
(a)
$ 673,313
(a)
$ 2,139,439
(a)
Investment in affiliated Funds--at value .................................................... 25,115 29,913 98,344
Cash ......................................................................................... 4 – 13,015
Deposits with counterparty .................................................................. – – 501
Receivables:
Dividends and interest ................................................................. 22,759 151 186
Expense reimbursement from Manager ............................................... 22 – 76
Expense reimbursement from Distributor ............................................. 4 5 2
Fund shares sold ....................................................................... 22,958 806 950
Investment securities sold ............................................................. 44,599 5,561 12,509
Other assets .................................................................................. – 1 –
Prepaid directors' expenses .................................................................. – 1 –
Total Assets   6,022,214 709,751 2,265,022
Liabilities
Accrued management and investment advisory fees ........................................ 1,990 455 1,643
Accrued administrative service fees ........................................................ 2 2 2
Accrued distribution fees .................................................................... 128 93 16
Accrued service fees ........................................................................ 8 15 16
Accrued transfer agent fees ................................................................. 277 126 54
Accrued directors' expenses ................................................................. 4 – 3
Accrued professional fees ................................................................... 32 21 22
Accrued other expenses ..................................................................... 59 58 39
Payables:
Dividends payable ..................................................................... 6,160 – –
Fund shares redeemed ................................................................. 11,577 824 3,623
Investment securities purchased ...................................................... 84,441 5,899 19,573
Variation margin on futures ........................................................... – – 81
Collateral obligation on securities loaned, at value ......................................... 402 12,789 46,722
Total Liabilities
105,080 20,282 71,794
Net Assets Applicable to Outstanding Shares ............................................
$ 5,917,134 $ 689,469 $ 2,193,228
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,774,499 $ 605,110 $ 1,522,250
Total distributable earnings (accumulated loss) .............................................
142,635 84,359 670,978
Total Net Assets
$ 5,917,134 $ 689,469 $ 2,193,228

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
95
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 445,243 $ 202,896 N/A
Shares Issued and Outstanding ........................................................ 35,511 9,963
Net Asset Value per share ............................................................. $ 12 .54
(b)
$ 20 .37
(b)
Maximum Offering Price .............................................................
$ 12 .83 $ 21 .56
Class C : Net Assets .......................................................................... $ 57,463 $ 21,727 N/A
Shares Issued and Outstanding ........................................................ 4,580 1,239
Net Asset Value per share .............................................................
$ 12 .55
(b)
$ 17 .54
(b)
Class J : Net Assets .......................................................................... $ 168,395 $ 175,489 $ 78,084
Shares Issued and Outstanding ........................................................ 13,439 9,090 7,532
Net Asset Value per share .............................................................
$ 12 .53
(b)
$ 19 .30
(b)
$ 10 .37
(b)
Institutional : Net Assets ..................................................................... $ 5,210,042 $ 147,591 $ 222,802
Shares Issued and Outstanding ........................................................ 415,771 6,647 14,322
Net Asset Value per share .............................................................
$ 12 .53 $ 22 .21 $ 15 .56
R-1 : Net Assets .............................................................................. $ 998 $ 1,825 $ 1,980
Shares Issued and Outstanding ........................................................ 80 97 170
Net Asset Value per share .............................................................
$ 12 .54 $ 18 .94 $ 11 .67
R-2 : Net Assets .............................................................................. $ 1,787 $ 1,619 $ 2,166
Shares Issued and Outstanding ........................................................ 143 84 192
Net Asset Value per share .............................................................
$ 12 .53 $ 19 .26 $ 11 .26
R-3 : Net Assets .............................................................................. $ 14,361 $ 7,119 $ 13,013
Shares Issued and Outstanding ........................................................ 1,145 351 1,058
Net Asset Value per share .............................................................
$ 12 .54 $ 20 .28 $ 12 .30
R-4 : Net Assets .............................................................................. $ 6,435 $ 28,740 $ 15,438
Shares Issued and Outstanding ........................................................ 513 1,349 1,152
Net Asset Value per share .............................................................
$ 12 .53 $ 21 .30 $ 13 .40
R-5 : Net Assets .............................................................................. $ 12,410 $ 26,842 $ 42,541
Shares Issued and Outstanding ........................................................ 989 1,225 2,984
Net Asset Value per share .............................................................
$ 12 .54 $ 21 .91 $ 14 .25
R-6 : Net Assets .............................................................................. N/A $ 75,621 $ 1,817,204
Shares Issued and Outstanding ........................................................ 3,406 116,864
Net Asset Value per share .............................................................
$ 22 .21 $ 15 .55
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
96
See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 924,705 $ 827,700 $ 625,912
Investment in affiliated Funds--at cost ...................................................
$ 34,576 $ 16,879 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,015,233
(a)
$ 796,805
(a)
$ 650,219
Investment in affiliated Funds--at value .................................................... 34,576 16,879 –
Cash ......................................................................................... – – 3,153
Deposits with counterparty .................................................................. 1,521 169 –
Receivables:
Dividends and interest ................................................................. 493 398 8,626
Expense reimbursement from Manager ............................................... – 33 10
Expense reimbursement from Distributor ............................................. 4 – –
Fund shares sold ....................................................................... 692 376 1,728
Investment securities sold ............................................................. – 4,308 919
Other assets .................................................................................. – – 9
Total Assets   1,052,519 818,968 664,664
Liabilities
Accrued management and investment advisory fees ........................................ 140 673 244
Accrued administrative service fees ........................................................ 10 1 –
Accrued distribution fees .................................................................... 42 4 109
Accrued service fees ........................................................................ 48 5 –
Accrued transfer agent fees ................................................................. 69 45 88
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 22 23 38
Accrued other expenses ..................................................................... 45 48 24
Cash overdraft ............................................................................... – 6 –
Payables:
Dividends payable ..................................................................... – – 1,286
Fund shares redeemed ................................................................. 1,538 1,099 1,095
Interest expense and fees payable ..................................................... – – 160
Investment securities purchased ...................................................... – 2,703 4,070
Variation margin on futures ........................................................... 253 29 –
Collateral obligation on securities loaned, at value ......................................... 18,606 7,010 –
Floating rate notes issued ...................................................................
– – 14,591
Total Liabilities
20,773 11,646 21,706
Net Assets Applicable to Outstanding Shares ............................................
$ 1,031,746 $ 807,322 $ 642,958
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 944,206 $ 926,069 $ 630,007
Total distributable earnings (accumulated loss) .............................................
87,540 (118,747) 12,951
Total Net Assets
$ 1,031,746 $ 807,322 $ 642,958

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
97
See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 800,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 6,044 $ 356,581
Shares Issued and Outstanding ........................................................ 687 48,190
Net Asset Value per share ............................................................. $ 8 .80
(b)
$ 7 .40
(b)
Maximum Offering Price .............................................................
$ 9 .31 $ 7 .69
Class C : Net Assets .......................................................................... N/A N/A $ 38,229
Shares Issued and Outstanding ........................................................ 5,148
Net Asset Value per share .............................................................
$ 7 .43
(b)
Class J : Net Assets .......................................................................... $ 136,338 $ 11,752 N/A
Shares Issued and Outstanding ........................................................ 6,760 1,362
Net Asset Value per share .............................................................
$ 20 .17
(b)
$ 8 .63
(b)
Institutional : Net Assets ..................................................................... $ 218,125 $ 103,672 $ 248,148
Shares Issued and Outstanding ........................................................ 10,127 11,600 33,499
Net Asset Value per share .............................................................
$ 21 .54 $ 8 .94 $ 7 .41
R-1 : Net Assets .............................................................................. $ 6,987 $ 583 N/A
Shares Issued and Outstanding ........................................................ 331 74
Net Asset Value per share .............................................................
$ 21 .08 $ 7 .90
R-2 : Net Assets .............................................................................. $ 7,737 $ 668 N/A
Shares Issued and Outstanding ........................................................ 355 83
Net Asset Value per share .............................................................
$ 21 .78 $ 8 .08
R-3 : Net Assets .............................................................................. $ 71,759 $ 3,599 N/A
Shares Issued and Outstanding ........................................................ 3,264 424
Net Asset Value per share .............................................................
$ 21 .99 $ 8 .48
R-4 : Net Assets .............................................................................. $ 39,413 $ 2,278 N/A
Shares Issued and Outstanding ........................................................ 1,769 264
Net Asset Value per share .............................................................
$ 22 .28 $ 8 .63
R-5 : Net Assets .............................................................................. $ 92,028 $ 14,788 N/A
Shares Issued and Outstanding ........................................................ 4,101 1,690
Net Asset Value per share .............................................................
$ 22 .44 $ 8 .75
R-6 : Net Assets .............................................................................. $ 459,359 $ 663,938 N/A
Shares Issued and Outstanding ........................................................ 21,328 74,344
Net Asset Value per share .............................................................
$ 21 .54 $ 8 .93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
98
See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 2,798 $ 153
Dividends .................................................................................... 131 – 872
Interest ....................................................................................... 19,419 211,162 17,958
Securities lending - net ......................................................................
– 42 18
Total Income 19,550 214,002 19,001
Expenses:
Management and investment advisory fees ................................................. 2,845 36,919 3,450
Distribution fees - Class A .................................................................. 1,102 739 235
Distribution fees - Class C .................................................................. 426 506 N/A
Distribution fees - Class J ................................................................... N/A 166 217
Distribution fees - R-1 ...................................................................... N/A 51 16
Distribution fees - R-2 ...................................................................... N/A 6 13
Distribution fees - R-3 ...................................................................... N/A 56 46
Distribution fees - R-4 ...................................................................... N/A 14 10
Administrative service fees - R-1 ........................................................... N/A 41 13
Administrative service fees - R-2 ........................................................... N/A 4 9
Administrative service fees - R-3 ........................................................... N/A 16 13
Administrative service fees - R-4 ........................................................... N/A 4 3
Administrative service fees - R-5 ........................................................... N/A 3 4
Registration fees - Class A .................................................................. 14 27 18
Registration fees - Class C .................................................................. 13 14 N/A
Registration fees - Class J ................................................................... N/A 26 19
Registration fees - Institutional ............................................................. 17 45 40
Registration fees - R-6 ...................................................................... N/A 163 N/A
Service fees - R-1 ........................................................................... N/A 36 12
Service fees - R-2 ........................................................................... N/A 5 11
Service fees - R-3 ........................................................................... N/A 56 46
Service fees - R-4 ........................................................................... N/A 34 24
Service fees - R-5 ........................................................................... N/A 91 111
Shareholder reports - Class A ............................................................... 7 37 18
Shareholder reports - Class C ............................................................... 1 11 N/A
Shareholder reports - Class J ................................................................ N/A 17 55
Shareholder reports - Institutional .......................................................... 4 83 45
Shareholder reports - R-6 ................................................................... N/A 2 N/A
Transfer agent fees - Class A ................................................................ 207 286 159
Transfer agent fees - Class C ................................................................ 33 64 N/A
Transfer agent fees - Class J ................................................................ N/A 79 230
Transfer agent fees - Institutional ........................................................... 108 606 304
Chief compliance officer expenses .......................................................... 1 8 1
Custodian fees ............................................................................... – 7 26
Directors' expenses .......................................................................... 14 152 17
Interest expense and fees .................................................................... 198 – –
Professional fees ............................................................................ 43 50 50
Other expenses .............................................................................. 7 56 7
Total Gross Expenses 5,040 40,480 5,222
Less: Reimbursement from Manager ....................................................... – – 379
Less: Reimbursement from Manager - Class A ............................................. – – 76
Less: Reimbursement from Manager - Institutional ........................................ 55 – 187
Less: Reimbursement from Distributor - Class J ........................................... N/A 33 43
Total Net Expenses 4,985 40,447 4,537
Net Investment Income (Loss) 14,565 173,555 14,464

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
99
See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (7,058) 42,017 46,684
Foreign currency contracts .................................................................. – – 432
Futures contracts ............................................................................ – – 1,063
Swap agreements ............................................................................ – – 3,828
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 3,227 293,397 (29,351)
Foreign currency contracts .................................................................. – – (432)
Futures contracts ............................................................................ – – (296)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (3,831) 335,414 21,928
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,734 $ 508,969 $ 36,392
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
100
See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,420 $ 1,197 $ –
Dividends .................................................................................... 278,067 208,694 107
Withholding tax ............................................................................. (26,524) (5,359) (261)
Interest ....................................................................................... 40 25 10,895
Securities lending - net ......................................................................
1,174 324 4
Total Income 254,177 204,881 10,745
Expenses:
Management and investment advisory fees ................................................. 89,822 38,888 1,742
Distribution f ees - Class A .................................................................. 526 2,746 6
Distribution f ees - Class C .................................................................. 99 1,413 N/A
Distribution f ees - Class J ................................................................... 217 96 N/A
Distribution f ees - R-1 ...................................................................... 11 9 N/A
Distribution f ees - R-2 ...................................................................... 8 9 N/A
Distribution f ees - R-3 ...................................................................... 28 67 N/A
Distribution f ees - R-4 ...................................................................... 14 29 N/A
Administrative service fees - R-1 ........................................................... 8 7 N/A
Administrative service fees - R-2 ........................................................... 5 6 N/A
Administrative service fees - R-3 ........................................................... 8 19 N/A
Administrative service fees - R-4 ........................................................... 4 9 N/A
Administrative service fees - R-5 ........................................................... 4 14 N/A
Registration fees - Class A .................................................................. 16 31 20
Registration fees - Class C .................................................................. 12 19 N/A
Registration fees - Class J ................................................................... 15 14 N/A
Registration fees - Institutional ............................................................. 20 112 28
Registration fees - R-6 ...................................................................... 19 N/A N/A
Service fees - R-1 ........................................................................... 8 6 N/A
Service fees - R-2 ........................................................................... 6 8 N/A
Service fees - R-3 ........................................................................... 28 67 N/A
Service fees - R-4 ........................................................................... 35 73 N/A
Service fees - R-5 ........................................................................... 91 348 N/A
Shareholder reports - Class A ............................................................... 52 107 1
Shareholder reports - Class C ............................................................... 3 12 N/A
Shareholder reports - Class J ................................................................ 71 24 N/A
Shareholder reports - Institutional .......................................................... 57 142 62
Shareholder reports - R-6 ................................................................... 1 N/A N/A
Transfer agent fees - Class A ................................................................ 394 1,172 14
Transfer agent fees - Class C ................................................................ 27 138 N/A
Transfer agent fees - Class J ................................................................ 256 84 N/A
Transfer agent fees - Institutional ........................................................... 361 1,713 214
Chief compliance officer expenses .......................................................... 11 7 –
Custodian fees ............................................................................... 1,839 132 40
Directors' expenses .......................................................................... 241 147 7
Professional fees ............................................................................ 119 50 38
Other expenses .............................................................................. 82 59 5
Total Gross Expenses 94,518 47,777 2,177
Less: Reimbursement from Manager ....................................................... 4,122 – –
Less: Reimbursement from Manager - Class A ............................................. – – 31
Less: Reimbursement from Manager - Class C ............................................. 19 – N/A
Less: Reimbursement from Manager - Institutional ........................................ 5 1,317 164
Less: Reimbursement from Distributor - Class J ........................................... 43 19 N/A
Total Net Expenses 90,329 46,441 1,982
Net Investment Income (Loss) 163,848 158,440 8,763

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
101
See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 79,458 (67,602) 3,406
Foreign currency contracts .................................................................. – – (56)
Foreign currency transactions ............................................................... (11,014) – (208)
Futures contracts ............................................................................ – – 1,313
Swap agreements ............................................................................ – – (1,678)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 318,690 (363,399) (5,428)
Foreign currency contracts .................................................................. – – (674)
Futures contracts ............................................................................ – – (155)
Swap agreements ............................................................................ – – (1,511)
Translation of assets and liabilities in foreign currencies ................................... 1,311 – (5)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 388,445 (431,001) (4,996)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 552,293 $ (272,561) $ 3,767

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
102
See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,380 $ 237 $ 404
Dividends .................................................................................... 38,409 87,717 10
Withholding tax ............................................................................. (2,255) (3,793) –
Interest ....................................................................................... 322,156 1 36,860
Securities lending - net ......................................................................
695 109 8
Total Income 360,385 84,271 37,282
Expenses:
Management and investment advisory fees ................................................. 45,991 25,893 8,297
Distribution f ees - Class A .................................................................. 3,176 270 372
Distribution f ees - Class C .................................................................. 11,226 274 319
Distribution f ees - Class J ................................................................... N/A N/A 171
Distribution f ees - R-1 ...................................................................... N/A N/A 12
Distribution f ees - R-2 ...................................................................... N/A N/A 8
Distribution f ees - R-3 ...................................................................... N/A 1 26
Distribution f ees - R-4 ...................................................................... N/A – 8
Administrative service fees - R-1 ........................................................... N/A N/A 10
Administrative service fees - R-2 ........................................................... N/A N/A 5
Administrative service fees - R-3 ........................................................... N/A – 8
Administrative service fees - R-4 ........................................................... N/A – 2
Administrative service fees - R-5 ........................................................... N/A – 2
Registration fees - Class A .................................................................. 59 25 20
Registration fees - Class C .................................................................. 27 17 17
Registration fees - Class J ................................................................... N/A N/A 21
Registration fees - Institutional ............................................................. 78 47 23
Registration fees - R-6 ...................................................................... 19 43 N/A
Service fees - R-1 ........................................................................... N/A N/A 9
Service fees - R-2 ........................................................................... N/A N/A 7
Service fees - R-3 ........................................................................... N/A 1 26
Service fees - R-4 ........................................................................... N/A 2 20
Service fees - R-5 ........................................................................... N/A – 58
Shareholder reports - Class A ............................................................... 109 17 38
Shareholder reports - Class C ............................................................... 110 4 5
Shareholder reports - Class J ................................................................ N/A N/A 41
Shareholder reports - Institutional .......................................................... 363 302 64
Shareholder reports - R-6 ................................................................... 3 20 N/A
Transfer agent fees - Class A ................................................................ 1,046 183 287
Transfer agent fees - Class C ................................................................ 1,023 45 45
Transfer agent fees - Class J ................................................................ N/A N/A 157
Transfer agent fees - Institutional ........................................................... 3,204 2,424 358
Chief compliance officer expenses .......................................................... 7 3 2
Custodian fees ............................................................................... 481 133 7
Directors' expenses .......................................................................... 130 66 34
Professional fees ............................................................................ 117 75 37
Other expenses .............................................................................. 106 62 15
Total Gross Expenses 67,275 29,907 10,531
Less: Reimbursement from Manager ....................................................... 5,056 – –
Less: Reimbursement from Manager - Class C ............................................. – – 29
Less: Reimbursement from Manager - Institutional ........................................ 2,925 1,550 150
Less: Reimbursement from Manager - R-1 ................................................. N/A N/A 3
Less: Reimbursement from Manager - R-2 ................................................. N/A N/A 3
Less: Reimbursement from Manager - R-3 ................................................. N/A – 10
Less: Reimbursement from Manager - R-4 ................................................. N/A – 8
Less: Reimbursement from Manager - R-5 ................................................. N/A – 22
Less: Reimbursement from Manager - R-6 ................................................. 9 – N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 34
Total Net Expenses 59,285 28,357 10,272
Net Investment Income (Loss) 301,100 55,914 27,010

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
103
See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (440,645) (73,136) 10,516
Foreign currency contracts .................................................................. 10,659 – –
Foreign currency transactions ............................................................... (4,644) 23 –
Futures contracts ............................................................................ 126 – (4,599)
Swap agreements ............................................................................ 5,403 – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (317,032) (560,530) 17,194
Foreign currency contracts .................................................................. 209 – –
Futures contracts ............................................................................ 100 – (644)
Swap agreements ............................................................................ (2,487) – –
Translation of assets and liabilities in foreign currencies ................................... (23) 43 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (748,334) (633,600) 22,467
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (447,234) $ (577,686) $ 49,477

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
104
See accompanying notes.
Amounts in thousands
Government Money
Market Fund High Income Fund High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 735 $ 594
Dividends .................................................................................... 1,330 33 1,307
Interest ....................................................................................... 24,715 194,818 175,836
Securities lending - net ......................................................................
– 209 107
Total Income 26,045 195,795 177,844
Expenses:
Management and investment advisory fees ................................................. 5,474 18,032 14,861
Distribution f ees - Class A .................................................................. N/A 13 1,333
Distribution f ees - Class C .................................................................. N/A N/A 1,425
Registration fees - Class A .................................................................. N/A 18 24
Registration fees - Class C .................................................................. N/A N/A 12
Registration fees - Institutional ............................................................. 3 49 40
Registration fees - R-6 ...................................................................... N/A N/A 15
Shareholder reports - Class A ............................................................... N/A 1 49
Shareholder reports - Class C ............................................................... N/A N/A 16
Shareholder reports - Institutional .......................................................... 1 6 165
Shareholder reports - R-6 ................................................................... N/A N/A 34
Transfer agent fees - Class A ................................................................ N/A 22 703
Transfer agent fees - Class C ................................................................ N/A N/A 153
Transfer agent fees - Institutional ........................................................... 6 70 1,454
Chief compliance officer expenses .......................................................... 4 3 3
Custodian fees ............................................................................... 36 60 13
Directors' expenses .......................................................................... 72 62 60
Professional fees ............................................................................ 33 51 51
Other expenses .............................................................................. 33 60 25
Total Gross Expenses 5,662 18,447 20,436
Less: Reimbursement from Manager ....................................................... 304 442 –
Less: Reimbursement from Manager - Class A ............................................. N/A 32 –
Less: Reimbursement from Manager - Institutional ........................................ 993 – 356
Total Net Expenses 4,365 17,973 20,080
Net Investment Income (Loss) 21,680 177,822 157,764
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 35 (143,724) (143,153)
Foreign currency contracts .................................................................. – (662) –
Foreign currency transactions ............................................................... – 180 –
Swap agreements ............................................................................ – (4,502) 5,663
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – 34,497 87,459
Foreign currency contracts .................................................................. – 102 –
Swap agreements ............................................................................ – (694) 247
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements 35 (114,803) (49,784)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 21,715 $ 63,019 $ 107,980

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
106
See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
International
Emerging Markets
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 156 $ 17 $ 14
Dividends .................................................................................... – 6,652 8,280
Withholding tax ............................................................................. – (773) (758)
Interest ....................................................................................... 25,479 – –
Securities lending - net ......................................................................
4 1 8
Total Income 25,639 5,897 7,544
Expenses:
Management and investment advisory fees ................................................. 6,413 3,113 2,562
Distribution fees - Class A .................................................................. 30 185 24
Distribution fees - Class C .................................................................. N/A 73 N/A
Distribution fees - Class J ................................................................... 12 128 N/A
Distribution fees - R-1 ...................................................................... 5 5 5
Distribution fees - R-2 ...................................................................... 1 5 4
Distribution fees - R-3 ...................................................................... 18 14 6
Distribution fees - R-4 ...................................................................... 1 3 3
Administrative service fees - R-1 ........................................................... 4 4 4
Administrative service fees - R-2 ........................................................... 1 3 3
Administrative service fees - R-3 ........................................................... 5 4 2
Administrative service fees - R-4 ........................................................... – 1 1
Administrative service fees - R-5 ........................................................... – 1 –
Registration fees - Class A .................................................................. 15 15 15
Registration fees - Class C .................................................................. N/A 12 N/A
Registration fees - Class J ................................................................... 15 14 N/A
Registration fees - Institutional ............................................................. 21 14 19
Registration fees - R-6 ...................................................................... N/A 13 15
Service fees - R-1 ........................................................................... 3 4 4
Service fees - R-2 ........................................................................... 1 4 3
Service fees - R-3 ........................................................................... 18 14 6
Service fees - R-4 ........................................................................... 4 8 8
Service fees - R-5 ........................................................................... 8 22 4
Shareholder reports - Class A ............................................................... 2 30 3
Shareholder reports - Class C ............................................................... N/A 5 N/A
Shareholder reports - Class J ................................................................ 4 52 N/A
Shareholder reports - Institutional .......................................................... 28 64 33
Transfer agent fees - Class A ................................................................ 27 165 26
Transfer agent fees - Class C ................................................................ N/A 26 N/A
Transfer agent fees - Class J ................................................................ 21 178 N/A
Transfer agent fees - Institutional ........................................................... 72 119 100
Chief compliance officer expenses .......................................................... 2 – –
Custodian fees ............................................................................... 30 132 29
Directors' expenses .......................................................................... 36 9 8
Professional fees ............................................................................ 46 93 74
Other expenses .............................................................................. 14 8 10
Total Gross Expenses 6,857 4,540 2,971
Less: Reimbursement from Manager ....................................................... – 162 178
Less: Reimbursement from Manager - Class A ............................................. 13 88 19
Less: Reimbursement from Manager - Class C ............................................. N/A 16 N/A
Less: Reimbursement from Manager - Class J .............................................. – 145 N/A
Less: Reimbursement from Manager - Institutional ........................................ – 143 29
Less: Reimbursement from Manager - R-6 ................................................. N/A 16 9
Less: Reimbursement from Distributor - Class J ........................................... 2 26 N/A
Total Net Expenses 6,842 3,944 2,736
Net Investment Income (Loss) 18,797 1,953 4,808

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
107
See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
International
Emerging Markets
Fund International Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 56,202 (5,732)
(a)
32,020
Foreign currency contracts .................................................................. (5,086) – –
Foreign currency transactions ............................................................... 427 (601) (171)
Futures contracts ............................................................................ (286) – –
Options and swaptions ...................................................................... 6,196 – –
Swap agreements ............................................................................ (7,816) – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 61,668 27,801 (24,073)
Foreign currency contracts .................................................................. 1,453 – –
Futures contracts ............................................................................ (1,354) – –
Options and swaptions ...................................................................... 2,214 – –
Swap agreements ............................................................................ 6,199 – –
Translation of assets and liabilities in foreign currencies ................................... (66) 19 29
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 119,751 21,487 7,805
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 138,548 $ 23,440 $ 12,613
(a)
Includes a significant one time gain as a result of a settlement in a litigation proceeding.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
108
See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 861 $ 509 $ 327
Dividends .................................................................................... 60,167 111,341 47,778
Withholding tax ............................................................................. (321) – (17)
Interest ....................................................................................... 21 26 6
Securities lending - net ......................................................................
229 87 19
Total Income 60,957 111,963 48,113
Expenses:
Management and investment advisory fees ................................................. 64,062 8,950 15,252
Distribution f ees - Class A .................................................................. 1,126 678 N/A
Distribution f ees - Class C .................................................................. N/A 657 N/A
Distribution f ees - Class J ................................................................... 454 1,034 101
Distribution f ees - R-1 ...................................................................... 40 44 12
Distribution f ees - R-2 ...................................................................... 28 53 5
Distribution f ees - R-3 ...................................................................... 218 436 12
Distribution f ees - R-4 ...................................................................... 79 136 3
Administrative service fees - R-1 ........................................................... 32 35 10
Administrative service fees - R-2 ........................................................... 19 35 3
Administrative service fees - R-3 ........................................................... 61 122 3
Administrative service fees - R-4 ........................................................... 24 41 1
Administrative service fees - R-5 ........................................................... 29 27 1
Registration fees - Class A .................................................................. 18 29 N/A
Registration fees - Class C .................................................................. N/A 16 N/A
Registration fees - Class J ................................................................... 20 25 16
Registration fees - Institutional ............................................................. 28 27 22
Registration fees - R-6 ...................................................................... 76 N/A N/A
Service fees - R-1 ........................................................................... 28 31 9
Service fees - R-2 ........................................................................... 24 44 4
Service fees - R-3 ........................................................................... 218 436 12
Service fees - R-4 ........................................................................... 197 341 7
Service fees - R-5 ........................................................................... 728 667 21
Shareholder meeting expense ............................................................... 100 – –
Shareholder reports - Class A ............................................................... 105 51 N/A
Shareholder reports - Class C ............................................................... N/A 6 N/A
Shareholder reports - Class J ................................................................ 58 106 29
Shareholder reports - Institutional .......................................................... 36 20 45
Transfer agent fees - Class A ................................................................ 585 455 N/A
Transfer agent fees - Class C ................................................................ N/A 69 N/A
Transfer agent fees - Class J ................................................................ 200 425 96
Transfer agent fees - Institutional ........................................................... 2,233 447 114
Chief compliance officer expenses .......................................................... 10 6 2
Custodian fees ............................................................................... 73 13 27
Directors' expenses .......................................................................... 203 122 40
Professional fees ............................................................................ 31 27 30
Other expenses .............................................................................. 104 112 17
Total Gross Expenses 71,247 15,723 15,894
Less: Reimbursement from Manager ....................................................... 1,714 – 1,285
Less: Reimbursement from Distributor - Class J ........................................... 91 207 20
Total Net Expenses 69,442 15,516 14,589
Net Investment Income (Loss) (8,485) 96,447 33,524
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 935,649 365,913 (8,721)
Investment transactions in affiliated Funds ................................................. 153 – (9)
Futures contracts ............................................................................ 17,458 12,933 2,877
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 1,770,470 141,411 (188,972)
Investments in affiliated Funds .............................................................. (123) – (55)
Futures contracts ............................................................................ (424) (3,160) (265)
Net Realized and Unrealized Gain (Loss) on investments and futures 2,723,183 517,097 (195,145)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,714,698 $ 613,544 $ (161,621)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
109
See accompanying notes.
Amounts in thousands MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 125 $ 15 $ 148
Dividends from affiliated securities ......................................................... 723 – –
Dividends .................................................................................... 163,006 614 5,830
Withholding tax ............................................................................. (3,982) – (26)
Interest ....................................................................................... – – 4
Securities lending - net ......................................................................
649 1 40
Total Income 160,521 630 5,996
Expenses:
Management and investment advisory fees ................................................. 104,065 1,109 9,880
Distribution f ees - Class A .................................................................. 3,998 N/A N/A
Distribution f ees - Class C .................................................................. 2,012 N/A N/A
Distribution f ees - Class J ................................................................... 471 117 64
Distribution f ees - R-1 ...................................................................... 330 5 5
Distribution f ees - R-2 ...................................................................... 61 6 5
Distribution f ees - R-3 ...................................................................... 188 29 6
Distribution f ees - R-4 ...................................................................... 74 4 3
Administrative service fees - R-1 ........................................................... 264 4 4
Administrative service fees - R-2 ........................................................... 41 4 3
Administrative service fees - R-3 ........................................................... 53 8 2
Administrative service fees - R-4 ........................................................... 22 1 1
Administrative service fees - R-5 ........................................................... 35 2 –
Registration fees - Class A .................................................................. 34 N/A N/A
Registration fees - Class C .................................................................. 18 N/A N/A
Registration fees - Class J ................................................................... 16 17 17
Registration fees - Institutional ............................................................. 244 15 23
Registration fees - R-6 ...................................................................... 71 N/A N/A
Service fees - R-1 ........................................................................... 236 4 3
Service fees - R-2 ........................................................................... 51 5 4
Service fees - R-3 ........................................................................... 188 29 6
Service fees - R-4 ........................................................................... 184 11 7
Service fees - R-5 ........................................................................... 886 54 15
Shareholder reports - Class A ............................................................... 132 N/A N/A
Shareholder reports - Class C ............................................................... 12 N/A N/A
Shareholder reports - Class J ................................................................ 52 19 14
Shareholder reports - Institutional .......................................................... 1,074 3 1
Shareholder reports - R-6 ................................................................... 553 N/A N/A
Transfer agent fees - Class A ................................................................ 1,667 N/A N/A
Transfer agent fees - Class C ................................................................ 174 N/A N/A
Transfer agent fees - Class J ................................................................ 210 69 53
Transfer agent fees - Institutional ........................................................... 10,790 40 1
Chief compliance officer expenses .......................................................... 17 – 1
Custodian fees ............................................................................... 12 7 21
Directors' expenses .......................................................................... 341 6 24
Professional fees ............................................................................ 40 21 23
Other expenses .............................................................................. 172 3 10
Total Gross Expenses 128,788 1,592 10,196
Less: Reimbursement from Manager ....................................................... – – 333
Less: Reimbursement from Manager - Institutional ........................................ – 18 –
Less: Reimbursement from Distributor - Class J ........................................... 94 23 13
Total Net Expenses 128,694 1,551 9,850
Net Investment Income (Loss) 31,827 (921) (3,854)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 267,129 28,625 76,458
Investment transactions in affiliated Funds ................................................. – – 23
Investment transactions in affiliated securities .............................................. 37 – –
Futures contracts ............................................................................ – – 1,593
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 705,502 27,024 155,437
Investments in affiliated Funds .............................................................. – – (22)
Investment in affiliated securities ........................................................... (28,675) – –
Futures contracts ............................................................................ – – (141)
Net Realized and Unrealized Gain (Loss) on investments and futures 943,993 55,649 233,348
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 975,820 $ 54,728 $ 229,494

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
110
See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund MidCap Value Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 87 $ 327 $ –
Dividends .................................................................................... 16,546 49,538 167
Withholding tax ............................................................................. (1) (16) –
Interest ....................................................................................... 3 3 5,867
Securities lending - net ......................................................................
101 32 –
Total Income 16,736 49,884 6,034
Expenses:
Management and investment advisory fees ................................................. 1,619 14,640 2,634
Distribution f ees - Class A .................................................................. N/A 60 –
Distribution f ees - Class J ................................................................... 163 204 553
Distribution f ees - R-1 ...................................................................... 20 8 N/A
Distribution f ees - R-2 ...................................................................... 24 7 N/A
Distribution f ees - R-3 ...................................................................... 179 29 N/A
Distribution f ees - R-4 ...................................................................... 50 11 N/A
Administrative service fees - R-1 ........................................................... 16 6 N/A
Administrative service fees - R-2 ........................................................... 16 5 N/A
Administrative service fees - R-3 ........................................................... 50 8 N/A
Administrative service fees - R-4 ........................................................... 15 3 N/A
Administrative service fees - R-5 ........................................................... 12 2 N/A
Registration fees - Class A .................................................................. N/A 20 42
Registration fees - Class J ................................................................... 17 15 53
Registration fees - Institutional ............................................................. 17 22 N/A
Registration fees - R-6 ...................................................................... 23 28 N/A
Service fees - R-1 ........................................................................... 14 5 N/A
Service fees - R-2 ........................................................................... 20 6 N/A
Service fees - R-3 ........................................................................... 179 29 N/A
Service fees - R-4 ........................................................................... 124 27 N/A
Service fees - R-5 ........................................................................... 289 59 N/A
Shareholder reports - Class A ............................................................... N/A 10 34
Shareholder reports - Class J ................................................................ 23 48 106
Shareholder reports - Institutional .......................................................... 13 64 N/A
Shareholder reports - R-6 ................................................................... 3 1 N/A
Transfer agent fees - Class A ................................................................ N/A 62 285
Transfer agent fees - Class J ................................................................ 98 188 283
Transfer agent fees - Institutional ........................................................... 139 294 N/A
Chief compliance officer expenses .......................................................... 1 2 1
Custodian fees ............................................................................... 16 31 14
Directors' expenses .......................................................................... 22 35 16
Professional fees ............................................................................ 23 25 31
Other expenses .............................................................................. 30 17 5
Total Gross Expenses 3,215 15,971 4,057
Less: Reimbursement from Manager ....................................................... – 452 –
Less: Reimbursement from Manager - Class A ............................................. N/A – 416
Less: Reimbursement from Manager - Class J .............................................. – – 445
Less: Reimbursement from Manager - Institutional ........................................ – 166 N/A
Less: Reimbursement from Distributor - Class J ........................................... 33 41 553
Total Net Expenses 3,182 15,312 2,643
Net Investment Income (Loss) 13,554 34,572 3,391
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 89,311 (26,314) –
Investment transactions in affiliated Funds ................................................. – (31) –
Futures contracts ............................................................................ (1,253) 2,843 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (102,412) (144,228) –
Investments in affiliated Funds .............................................................. – (14) –
Futures contracts ............................................................................ 567 (430) –
Net Realized and Unrealized Gain (Loss) on investments and futures (13,787) (168,174) –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (233) $ (133,602) $ 3,391

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
111
See accompanying notes.
Amounts in thousands Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 310 $ 228 $ 16,760
Dividends .................................................................................... 84,625 29,472 –
Withholding tax ............................................................................. (7,312) (122) –
Interest ....................................................................................... 2 1 –
Securities lending - net ......................................................................
443 9 –
Total Income 78,068 29,588 16,760
Expenses:
Management and investment advisory fees ................................................. 24,669 8,454 N/A
Distribution f ees - Class A .................................................................. N/A 2,440 67
Distribution f ees - Class C .................................................................. N/A 368 N/A
Distribution f ees - Class J ................................................................... N/A N/A 312
Distribution f ees - R-1 ...................................................................... – 6 14
Distribution f ees - R-2 ...................................................................... – 4 9
Distribution f ees - R-3 ...................................................................... 1 36 61
Distribution f ees - R-4 ...................................................................... 1 14 10
Administrative service fees - R-1 ........................................................... – 5 11
Administrative service fees - R-2 ........................................................... – 3 6
Administrative service fees - R-3 ........................................................... 1 10 17
Administrative service fees - R-4 ........................................................... – 4 3
Administrative service fees - R-5 ........................................................... – 3 3
Registration fees - Class A .................................................................. N/A 17 15
Registration fees - Class C .................................................................. N/A 11 N/A
Registration fees - Class J ................................................................... N/A N/A 15
Registration fees - Institutional ............................................................. 36 36 25
Service fees - R-1 ........................................................................... – 4 10
Service fees - R-2 ........................................................................... – 3 8
Service fees - R-3 ........................................................................... 1 36 61
Service fees - R-4 ........................................................................... 1 36 26
Service fees - R-5 ........................................................................... 2 82 65
Shareholder reports - Class A ............................................................... N/A 79 1
Shareholder reports - Class C ............................................................... N/A 5 N/A
Shareholder reports - Class J ................................................................ N/A N/A 20
Shareholder reports - Institutional .......................................................... 52 11 1
Transfer agent fees - Class A ................................................................ N/A 821 26
Transfer agent fees - Class C ................................................................ N/A 48 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 74
Transfer agent fees - Institutional ........................................................... 397 130 15
Chief compliance officer expenses .......................................................... 2 2 1
Custodian fees ............................................................................... 410 3 –
Directors' expenses .......................................................................... 53 34 17
Professional fees ............................................................................ 101 23 18
Other expenses .............................................................................. 20 14 7
Total Gross Expenses 25,747 12,742 918
Less: Reimbursement from Manager ....................................................... 1,035 – –
Less: Reimbursement from Manager - Class A ............................................. N/A – 11
Less: Reimbursement from Manager - Institutional ........................................ – 288 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 62
Total Net Expenses 24,712 12,454 845
Net Investment Income (Loss) 53,356 17,134 15,915
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... (232,887) 94,070 –
Investment transactions in affiliated Funds ................................................. (14) – 28,929
Foreign currency transactions ............................................................... (393) (1) –
Futures contracts ............................................................................ (995) – –
Capital gain distributions received from affiliated Funds ................................... – – 5,634
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (176,573) 55,892 –
Investments in affiliated Funds .............................................................. (22) – (9,916)
Futures contracts ............................................................................ (442) – –
Translation of assets and liabilities in foreign currencies ................................... 393 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (410,933) 149,961 24,647
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (357,577) $ 167,095 $ 40,562

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
112
See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 8,567 $ 86,028 $ 33,358
Total Income 8,567 86,028 33,358
Expenses:
Distribution f ees - Class A .................................................................. N/A 254 N/A
Distribution f ees - Class J ................................................................... N/A 1,270 N/A
Distribution f ees - R-1 ...................................................................... 12 65 33
Distribution f ees - R-2 ...................................................................... 6 55 35
Distribution f ees - R-3 ...................................................................... 85 290 316
Distribution f ees - R-4 ...................................................................... 16 58 56
Administrative service fees - R-1 ........................................................... 9 52 26
Administrative service fees - R-2 ........................................................... 4 37 23
Administrative service fees - R-3 ........................................................... 24 81 89
Administrative service fees - R-4 ........................................................... 5 18 17
Administrative service fees - R-5 ........................................................... 3 18 11
Registration fees - Class A .................................................................. N/A 16 N/A
Registration fees - Class J ................................................................... N/A 25 N/A
Registration fees - Institutional ............................................................. 25 75 44
Service fees - R-1 ........................................................................... 9 46 24
Service fees - R-2 ........................................................................... 5 47 29
Service fees - R-3 ........................................................................... 85 290 316
Service fees - R-4 ........................................................................... 40 145 140
Service fees - R-5 ........................................................................... 71 451 277
Shareholder reports - Class A ............................................................... N/A 6 N/A
Shareholder reports - Class J ................................................................ N/A 60 N/A
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ N/A 89 N/A
Transfer agent fees - Class J ................................................................ N/A 212 N/A
Transfer agent fees - Institutional ........................................................... 3 46 14
Chief compliance officer expenses .......................................................... – 4 1
Directors' expenses .......................................................................... 10 75 33
Professional fees ............................................................................ 18 21 18
Other expenses .............................................................................. 3 29 11
Total Gross Expenses 434 3,836 1,514
Less: Reimbursement from Distributor - Class J ........................................... N/A 254 N/A
Total Net Expenses 434 3,582 1,514
Net Investment Income (Loss) 8,133 82,446 31,844
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 10,495 100,504 33,479
Capital gain distributions received from affiliated Funds ................................... 3,813 47,933 22,052
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (1,821) (26,121) (3,847)
Net Realized and Unrealized Gain (Loss) on investments 12,487 122,316 51,684
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 20,620 $ 204,762 $ 83,528

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
113
See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 117,748 $ 25,822 $ 76,853
Total Income 117,748 25,822 76,853
Expenses:
Distribution f ees - Class A .................................................................. 315 N/A 239
Distribution f ees - Class J ................................................................... 1,757 N/A 1,116
Distribution f ees - R-1 ...................................................................... 74 27 54
Distribution f ees - R-2 ...................................................................... 71 34 64
Distribution f ees - R-3 ...................................................................... 361 216 238
Distribution f ees - R-4 ...................................................................... 75 42 56
Administrative service fees - R-1 ........................................................... 59 22 43
Administrative service fees - R-2 ........................................................... 47 23 43
Administrative service fees - R-3 ........................................................... 101 60 66
Administrative service fees - R-4 ........................................................... 23 13 17
Administrative service fees - R-5 ........................................................... 24 9 17
Registration fees - Class A .................................................................. 17 N/A 17
Registration fees - Class J ................................................................... 24 N/A 20
Registration fees - Institutional ............................................................. 84 51 82
Service fees - R-1 ........................................................................... 53 19 39
Service fees - R-2 ........................................................................... 59 29 53
Service fees - R-3 ........................................................................... 361 216 238
Service fees - R-4 ........................................................................... 188 105 139
Service fees - R-5 ........................................................................... 588 227 426
Shareholder reports - Class A ............................................................... 9 N/A 9
Shareholder reports - Class J ................................................................ 101 N/A 82
Shareholder reports - Institutional .......................................................... 2 1 2
Transfer agent fees - Class A ................................................................ 127 N/A 112
Transfer agent fees - Class J ................................................................ 380 N/A 327
Transfer agent fees - Institutional ........................................................... 59 14 49
Chief compliance officer expenses .......................................................... 5 1 4
Directors' expenses .......................................................................... 108 28 75
Professional fees ............................................................................ 23 19 21
Other expenses .............................................................................. 39 9 28
Total Gross Expenses 5,134 1,165 3,676
Less: Reimbursement from Manager - Class A ............................................. – N/A 17
Less: Reimbursement from Distributor - Class J ........................................... 351 N/A 223
Total Net Expenses 4,783 1,165 3,436
Net Investment Income (Loss) 112,965 24,657 73,417
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 156,708 21,832 83,147
Capital gain distributions received from affiliated Funds ................................... 98,692 26,627 90,726
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (69,221) (265) (37,115)
Net Realized and Unrealized Gain (Loss) on investments 186,179 48,194 136,758
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 299,144 $ 72,851 $ 210,175

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
114
See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 17,947 $ 43,690 $ 9,105
Total Income 17,947 43,690 9,105
Expenses:
Distribution f ees - Class A .................................................................. N/A 193 N/A
Distribution f ees - Class J ................................................................... N/A 352 N/A
Distribution f ees - R-1 ...................................................................... 17 37 10
Distribution f ees - R-2 ...................................................................... 29 47 14
Distribution f ees - R-3 ...................................................................... 165 166 80
Distribution f ees - R-4 ...................................................................... 29 39 14
Administrative service fees - R-1 ........................................................... 13 30 8
Administrative service fees - R-2 ........................................................... 20 31 9
Administrative service fees - R-3 ........................................................... 46 47 22
Administrative service fees - R-4 ........................................................... 9 12 4
Administrative service fees - R-5 ........................................................... 7 10 4
Registration fees - Class A .................................................................. N/A 17 N/A
Registration fees - Class J ................................................................... N/A 18 N/A
Registration fees - Institutional ............................................................. 41 66 36
Service fees - R-1 ........................................................................... 12 27 7
Service fees - R-2 ........................................................................... 24 39 12
Service fees - R-3 ........................................................................... 165 166 80
Service fees - R-4 ........................................................................... 72 98 35
Service fees - R-5 ........................................................................... 174 262 89
Shareholder reports - Class A ............................................................... N/A 11 N/A
Shareholder reports - Class J ................................................................ N/A 43 N/A
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ N/A 126 N/A
Transfer agent fees - Class J ................................................................ N/A 166 N/A
Transfer agent fees - Institutional ........................................................... 9 41 7
Chief compliance officer expenses .......................................................... 1 2 –
Directors' expenses .......................................................................... 20 45 12
Professional fees ............................................................................ 18 20 18
Other expenses .............................................................................. 7 18 4
Total Gross Expenses 879 2,130 466
Less: Reimbursement from Manager - Class A ............................................. N/A 57 N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A 70 N/A
Total Net Expenses 879 2,003 466
Net Investment Income (Loss) 17,068 41,687 8,639
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 6,104 26,248 (2,662)
Capital gain distributions received from affiliated Funds ................................... 22,719 59,159 12,898
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 7,167 (3,759) 9,681
Net Realized and Unrealized Gain (Loss) on investments 35,990 81,648 19,917
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 53,058 $ 123,335 $ 28,556

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
115
See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 7,211 $ 351 $ 2,423
Total Income 7,211 351 2,423
Expenses:
Distribution f ees - Class J ................................................................... 17 N/A 37
Distribution f ees - R-1 ...................................................................... 6 – N/A
Distribution f ees - R-2 ...................................................................... 8 1 N/A
Distribution f ees - R-3 ...................................................................... 33 6 –
Distribution f ees - R-4 ...................................................................... 6 – N/A
Administrative service fees - R-1 ........................................................... 5 – N/A
Administrative service fees - R-2 ........................................................... 5 – N/A
Administrative service fees - R-3 ........................................................... 9 2 –
Administrative service fees - R-4 ........................................................... 2 – N/A
Administrative service fees - R-5 ........................................................... 2 – –
Registration fees - Class J ................................................................... 16 N/A 18
Registration fees - Institutional ............................................................. 40 18 16
Registration fees - R-6 ...................................................................... N/A N/A 15
Service fees - R-1 ........................................................................... 5 – N/A
Service fees - R-2 ........................................................................... 7 – N/A
Service fees - R-3 ........................................................................... 32 6 –
Service fees - R-4 ........................................................................... 15 1 N/A
Service fees - R-5 ........................................................................... 48 4 –
Shareholder reports - Class J ................................................................ 4 N/A 1
Shareholder reports - Institutional .......................................................... 1 – –
Shareholder reports - R-6 ................................................................... N/A N/A 1
Transfer agent fees - Class J ................................................................ 25 N/A 16
Transfer agent fees - Institutional ........................................................... 11 1 4
Directors' expenses .......................................................................... 10 3 5
Professional fees ............................................................................ 18 18 18
Other expenses .............................................................................. 4 1 3
Total Gross Expenses 329 61 134
Less: Reimbursement from Manager - Class J .............................................. 19 N/A –
Less: Reimbursement from Manager - Institutional ........................................ – 20 16
Less: Reimbursement from Manager - R-3 ................................................. – 1 –
Less: Reimbursement from Manager - R-6 ................................................. N/A N/A 18
Less: Reimbursement from Distributor - Class J ........................................... 3 N/A 7
Total Net Expenses 307 40 93
Net Investment Income (Loss) 6,904 311 2,330
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (3,639) (1,079) (30)
Capital gain distributions received from affiliated Funds ................................... 10,385 479 716
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 9,249 2,476 3,479
Net Realized and Unrealized Gain (Loss) on investments 15,995 1,876 4,165
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,899 $ 2,187 $ 6,495

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
116
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 7,728 $ 5,941 $ 6,994
Total Income 7,728 5,941 6,994
Expenses:
Distribution f ees - Class J ................................................................... 93 106 86
Distribution f ees - R-3 ...................................................................... 1 – 2
Administrative service fees - R-3 ........................................................... 1 – 1
Registration fees - Class J ................................................................... 23 23 21
Registration fees - Institutional ............................................................. 17 17 18
Registration fees - R-6 ...................................................................... 18 19 18
Service fees - R-3 ........................................................................... 1 1 2
Service fees - R-5 ........................................................................... 3 1 4
Shareholder reports - Class J ................................................................ 2 3 3
Shareholder reports - Institutional .......................................................... – – 1
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 18 25 26
Transfer agent fees - Institutional ........................................................... 21 17 19
Directors' expenses .......................................................................... 8 8 9
Professional fees ............................................................................ 18 18 18
Other expenses .............................................................................. 4 4 4
Total Gross Expenses 229 243 233
Less: Reimbursement from Manager - Institutional ........................................ 15 12 11
Less: Reimbursement from Manager - R-6 ................................................. – 5 –
Less: Reimbursement from Distributor - Class J ........................................... 19 21 17
Total Net Expenses 195 205 205
Net Investment Income (Loss) 7,533 5,736 6,789
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 459 (1,145) (182)
Capital gain distributions received from affiliated Funds ................................... 2,881 2,609 3,560
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 10,353 9,618 10,247
Net Realized and Unrealized Gain (Loss) on investments 13,693 11,082 13,625
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 21,226 $ 16,818 $ 20,414

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
117
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 4,301 $ 4,791 $ 2,650
Total Income 4,301 4,791 2,650
Expenses:
Distribution f ees - Class J ................................................................... 68 57 33
Distribution f ees - R-3 ...................................................................... 1 2 1
Administrative service fees - R-3 ........................................................... – 1 –
Registration fees - Class J ................................................................... 20 20 17
Registration fees - Institutional ............................................................. 17 17 17
Registration fees - R-6 ...................................................................... 16 16 15
Service fees - R-3 ........................................................................... 1 1 1
Service fees - R-5 ........................................................................... 2 3 1
Shareholder reports - Class J ................................................................ 3 3 2
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 24 23 20
Transfer agent fees - Institutional ........................................................... 18 14 11
Directors' expenses .......................................................................... 7 7 5
Professional fees ............................................................................ 18 18 18
Other expenses .............................................................................. 3 4 3
Total Gross Expenses 199 187 145
Less: Reimbursement from Manager - Class J .............................................. – – 4
Less: Reimbursement from Manager - Institutional ........................................ 16 13 18
Less: Reimbursement from Manager - R-6 ................................................. 9 8 15
Less: Reimbursement from Distributor - Class J ........................................... 14 11 7
Total Net Expenses 160 155 101
Net Investment Income (Loss) 4,141 4,636 2,549
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (851) (728) (546)
Capital gain distributions received from affiliated Funds ................................... 2,426 3,030 1,803
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 7,215 6,547 3,579
Net Realized and Unrealized Gain (Loss) on investments 8,790 8,849 4,836
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,931 $ 13,485 $ 7,385

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
118
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 2,316 $ 845 $ 273
Total Income 2,316 845 273
Expenses:
Distribution f ees - Class J ................................................................... 29 10 3
Distribution f ees - R-3 ...................................................................... 1 – –
Registration fees - Class J ................................................................... 18 15 15
Registration fees - Institutional ............................................................. 17 17 16
Registration fees - R-6 ...................................................................... 15 15 15
Service fees - R-3 ........................................................................... 1 – –
Service fees - R-5 ........................................................................... 1 1 1
Shareholder reports - Class J ................................................................ 2 1 1
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 22 17 15
Transfer agent fees - Institutional ........................................................... 7 4 2
Directors' expenses .......................................................................... 5 4 3
Professional fees ............................................................................ 18 18 18
Other expenses .............................................................................. 3 2 2
Total Gross Expenses 140 105 92
Less: Reimbursement from Manager - Class J .............................................. 13 26 31
Less: Reimbursement from Manager - Institutional ........................................ 17 22 22
Less: Reimbursement from Manager - R-6 ................................................. 18 23 26
Less: Reimbursement from Distributor - Class J ........................................... 6 2 1
Total Net Expenses 86 32 12
Net Investment Income (Loss) 2,230 813 261
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. (417) (338) (199)
Capital gain distributions received from affiliated Funds ................................... 1,687 631 208
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 3,517 1,352 720
Net Realized and Unrealized Gain (Loss) on investments 4,787 1,645 729
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,017 $ 2,458 $ 990

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
119
See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 41 $ 1,390 $ 9,999
Total Income 41 1,390 9,999
Expenses:
Distribution f ees - Class A .................................................................. N/A N/A 40
Distribution f ees - Class J ................................................................... 2 18 98
Distribution f ees - R-1 ...................................................................... N/A N/A 10
Distribution f ees - R-2 ...................................................................... N/A N/A 12
Distribution f ees - R-3 ...................................................................... – 1 31
Distribution f ees - R-4 ...................................................................... N/A N/A 5
Administrative service fees - R-1 ........................................................... N/A N/A 8
Administrative service fees - R-2 ........................................................... N/A N/A 8
Administrative service fees - R-3 ........................................................... – – 8
Administrative service fees - R-4 ........................................................... N/A N/A 2
Administrative service fees - R-5 ........................................................... – – 2
Registration fees - Class A .................................................................. N/A N/A 16
Registration fees - Class J ................................................................... 15 15 15
Registration fees - Institutional ............................................................. 16 17 32
Registration fees - R-6 ...................................................................... 15 15 N/A
Service fees - R-1 ........................................................................... N/A N/A 7
Service fees - R-2 ........................................................................... N/A N/A 10
Service fees - R-3 ........................................................................... – 1 31
Service fees - R-4 ........................................................................... N/A N/A 13
Service fees - R-5 ........................................................................... – – 45
Shareholder reports - Class A ............................................................... N/A N/A 1
Shareholder reports - Class J ................................................................ – 1 9
Shareholder reports - Institutional .......................................................... – – 1
Shareholder reports - R-6 ................................................................... – 1 N/A
Transfer agent fees - Class A ................................................................ N/A N/A 26
Transfer agent fees - Class J ................................................................ 11 13 39
Transfer agent fees - Institutional ........................................................... 1 3 9
Directors' expenses .......................................................................... 3 4 12
Professional fees ............................................................................ 23 18 18
Other expenses .............................................................................. 2 2 5
Total Gross Expenses 88 109 513
Less: Reimbursement from Manager - Class A ............................................. N/A N/A 24
Less: Reimbursement from Manager - Class J .............................................. 38 12 –
Less: Reimbursement from Manager - Institutional ........................................ 20 19 –
Less: Reimbursement from Manager - R-6 ................................................. 25 22 N/A
Less: Reimbursement from Distributor - Class J ........................................... – 4 20
Total Net Expenses 5 52 469
Net Investment Income (Loss) 36 1,338 9,530
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 1 (50) 5,856
Capital gain distributions received from affiliated Funds ................................... 30 227 1,981
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 129 1,934 6,026
Net Realized and Unrealized Gain (Loss) on investments 160 2,111 13,863
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 196 $ 3,449 $ 23,393

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
120
See accompanying notes.
Amounts in thousands
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 556 $ 97,671 $ 41,049
Dividends .................................................................................... 121,964 – –
Interest ....................................................................................... 3 – –
Total Income 122,523 97,671 41,049
Expenses:
Management and investment advisory fees ................................................. 38,244 12,100 4,606
Distribution f ees - Class A .................................................................. 821 5,250 1,349
Distribution f ees - Class C .................................................................. 434 3,497 1,464
Distribution f ees - Class J ................................................................... 230 1,610 1,007
Distribution f ees - R-1 ...................................................................... 10 9 9
Distribution f ees - R-2 ...................................................................... 27 7 1
Distribution f ees - R-3 ...................................................................... 89 57 31
Distribution f ees - R-4 ...................................................................... 31 13 12
Administrative service fees - R-1 ........................................................... 8 7 7
Administrative service fees - R-2 ........................................................... 18 5 1
Administrative service fees - R-3 ........................................................... 25 16 9
Administrative service fees - R-4 ........................................................... 9 4 3
Administrative service fees - R-5 ........................................................... 13 3 2
Registration fees - Class A .................................................................. 27 30 20
Registration fees - Class C .................................................................. 13 19 14
Registration fees - Class J ................................................................... 17 23 26
Registration fees - Institutional ............................................................. 93 27 22
Registration fees - R-6 ...................................................................... 28 N/A N/A
Service fees - R-1 ........................................................................... 7 7 7
Service fees - R-2 ........................................................................... 23 6 1
Service fees - R-3 ........................................................................... 89 57 31
Service fees - R-4 ........................................................................... 76 33 29
Service fees - R-5 ........................................................................... 313 80 42
Shareholder reports - Class A ............................................................... 58 158 34
Shareholder reports - Class C ............................................................... 10 37 10
Shareholder reports - Class J ................................................................ 51 83 53
Shareholder reports - Institutional .......................................................... 331 4 2
Shareholder reports - R-6 ................................................................... 42 N/A N/A
Transfer agent fees - Class A ................................................................ 530 1,410 372
Transfer agent fees - Class C ................................................................ 71 267 102
Transfer agent fees - Class J ................................................................ 208 275 154
Transfer agent fees - Institutional ........................................................... 2,272 69 23
Chief compliance officer expenses .......................................................... 5 4 2
Custodian fees ............................................................................... 3 – –
Directors' expenses .......................................................................... 90 86 33
Professional fees ............................................................................ 27 22 19
Other expenses .............................................................................. 39 36 14
Total Gross Expenses 44,382 25,311 9,511
Less: Reimbursement from Manager - Institutional ........................................ 273 – –
Less: Reimbursement from Distributor - Class J ........................................... 46 322 201
Total Net Expenses 44,063 24,989 9,310
Net Investment Income (Loss) 78,460 72,682 31,739
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... 32,428 – –
Investment transactions in affiliated Funds ................................................. – 42,568 9,359
Capital gain distributions received from affiliated Funds ................................... – 41,962 11,160
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (940,286) – –
Investments in affiliated Funds .............................................................. – (25,116) (2,440)
Net Realized and Unrealized Gain (Loss) on investments (907,858) 59,414 18,079
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (829,398) $ 132,096 $ 49,818

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
121
See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 59,946 $ 70,677 $ 31,993
Total Income 59,946 70,677 31,993
Expenses:
Management and investment advisory fees ................................................. 8,045 7,443 5,015
Distribution f ees - Class A .................................................................. 4,007 2,668 2,681
Distribution f ees - Class C .................................................................. 2,202 2,490 1,290
Distribution f ees - Class J ................................................................... 862 1,682 448
Distribution f ees - R-1 ...................................................................... 4 10 2
Distribution f ees - R-2 ...................................................................... 4 1 7
Distribution f ees - R-3 ...................................................................... 36 11 17
Distribution f ees - R-4 ...................................................................... 6 4 9
Administrative service fees - R-1 ........................................................... 3 8 2
Administrative service fees - R-2 ........................................................... 3 1 5
Administrative service fees - R-3 ........................................................... 10 3 5
Administrative service fees - R-4 ........................................................... 2 1 2
Administrative service fees - R-5 ........................................................... 2 1 2
Registration fees - Class A .................................................................. 24 58 22
Registration fees - Class C .................................................................. 14 21 12
Registration fees - Class J ................................................................... 22 33 14
Registration fees - Institutional ............................................................. 26 20 27
Service fees - R-1 ........................................................................... 3 7 2
Service fees - R-2 ........................................................................... 3 1 6
Service fees - R-3 ........................................................................... 36 11 17
Service fees - R-4 ........................................................................... 16 11 21
Service fees - R-5 ........................................................................... 61 19 41
Shareholder reports - Class A ............................................................... 129 58 83
Shareholder reports - Class C ............................................................... 18 20 11
Shareholder reports - Class J ................................................................ 61 65 38
Shareholder reports - Institutional .......................................................... 3 6 2
Transfer agent fees - Class A ................................................................ 1,121 657 849
Transfer agent fees - Class C ................................................................ 164 181 121
Transfer agent fees - Class J ................................................................ 167 221 121
Transfer agent fees - Institutional ........................................................... 39 64 26
Chief compliance officer expenses .......................................................... 3 3 2
Directors' expenses .......................................................................... 57 53 37
Professional fees ............................................................................ 18 20 19
Other expenses .............................................................................. 24 21 16
Total Gross Expenses 17,195 15,873 10,972
Less: Reimbursement from Distributor - Class J ........................................... 172 336 90
Total Net Expenses 17,023 15,537 10,882
Net Investment Income (Loss) 42,923 55,140 21,111
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 32,399 18,660 25,021
Capital gain distributions received from affiliated Funds ................................... 37,604 11,495 36,394
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (32,711) (30,971) (14,680)
Net Realized and Unrealized Gain (Loss) on investments 37,292 (816) 46,735
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 80,215 $ 54,324 $ 67,846

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
122
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 406 $ 80 $ 410
Dividends .................................................................................... – 6,830 6,263
Withholding tax ............................................................................. – (9) (37)
Interest ....................................................................................... 123,551 – 5
Securities lending - net ......................................................................
27 408 1,232
Total Income 123,984 7,309 7,873
Expenses:
Management and investment advisory fees ................................................. 22,102 4,750 17,309
Distribution f ees - Class A .................................................................. 521 505 N/A
Distribution f ees - Class C .................................................................. 549 232 N/A
Distribution f ees - Class J ................................................................... 218 262 109
Distribution f ees - R-1 ...................................................................... 3 7 6
Distribution f ees - R-2 ...................................................................... 5 6 7
Distribution f ees - R-3 ...................................................................... 35 20 31
Distribution f ees - R-4 ...................................................................... 4 26 13
Administrative service fees - R-1 ........................................................... 2 5 5
Administrative service fees - R-2 ........................................................... 3 4 5
Administrative service fees - R-3 ........................................................... 10 6 8
Administrative service fees - R-4 ........................................................... 1 8 4
Administrative service fees - R-5 ........................................................... 2 2 4
Registration fees - Class A .................................................................. 43 17 N/A
Registration fees - Class C .................................................................. 15 12 N/A
Registration fees - Class J ................................................................... 27 15 20
Registration fees - Institutional ............................................................. 65 17 14
Registration fees - R-6 ...................................................................... N/A 13 31
Service fees - R-1 ........................................................................... 2 5 4
Service fees - R-2 ........................................................................... 4 5 6
Service fees - R-3 ........................................................................... 35 20 31
Service fees - R-4 ........................................................................... 11 65 33
Service fees - R-5 ........................................................................... 37 58 96
Shareholder reports - Class A ............................................................... 26 37 N/A
Shareholder reports - Class C ............................................................... 8 6 N/A
Shareholder reports - Class J ................................................................ 37 51 27
Shareholder reports - Institutional .......................................................... 82 13 33
Shareholder reports - R-6 ................................................................... N/A 4 8
Transfer agent fees - Class A ................................................................ 303 300 N/A
Transfer agent fees - Class C ................................................................ 58 45 N/A
Transfer agent fees - Class J ................................................................ 107 209 79
Transfer agent fees - Institutional ........................................................... 984 104 157
Chief compliance officer expenses .......................................................... 5 1 2
Custodian fees ............................................................................... 13 4 60
Directors' expenses .......................................................................... 107 14 40
Professional fees ............................................................................ 41 22 24
Other expenses .............................................................................. 39 8 16
Total Gross Expenses 25,504 6,878 18,182
Less: Reimbursement from Manager ....................................................... – – 620
Less: Reimbursement from Manager - Institutional ........................................ 177 24 –
Less: Reimbursement from Manager - R-6 ................................................. N/A 9 46
Less: Reimbursement from Distributor - Class J ........................................... 44 52 22
Total Net Expenses 25,283 6,793 17,494
Net Investment Income (Loss) 98,701 516 (9,621)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 51,880 21,563 144,352
Investment transactions in affiliated Funds ................................................. – – (68)
Futures contracts ............................................................................ – – 184
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 35,432 2,631 288,670
Investments in affiliated Funds .............................................................. – – (9)
Futures contracts ............................................................................ – – 15
Net Realized and Unrealized Gain (Loss) on investments and futures 87,312 24,194 433,144
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 186,013 $ 24,710 $ 423,523

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
123
See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 95 $ 149 $ –
Dividends .................................................................................... 15,111 15,934 278
Withholding tax ............................................................................. (20) (25) –
Interest ....................................................................................... 5 1 20,322
Securities lending - net ......................................................................
928 287 –
Total Income 16,119 16,346 20,600
Expenses:
Management and investment advisory fees ................................................. 1,671 8,425 2,752
Distribution f ees - Class A .................................................................. N/A 17 907
Distribution f ees - Class C .................................................................. N/A N/A 417
Distribution f ees - Class J ................................................................... 222 20 N/A
Distribution f ees - R-1 ...................................................................... 28 2 N/A
Distribution f ees - R-2 ...................................................................... 27 3 N/A
Distribution f ees - R-3 ...................................................................... 205 12 N/A
Distribution f ees - R-4 ...................................................................... 46 3 N/A
Administrative service fees - R-1 ........................................................... 22 2 N/A
Administrative service fees - R-2 ........................................................... 18 2 N/A
Administrative service fees - R-3 ........................................................... 57 3 N/A
Administrative service fees - R-4 ........................................................... 14 1 N/A
Administrative service fees - R-5 ........................................................... 11 1 N/A
Registration fees - Class A .................................................................. N/A 15 33
Registration fees - Class C .................................................................. N/A N/A 17
Registration fees - Class J ................................................................... 16 16 N/A
Registration fees - Institutional ............................................................. 13 17 50
Registration fees - R-6 ...................................................................... 10 20 N/A
Service fees - R-1 ........................................................................... 20 1 N/A
Service fees - R-2 ........................................................................... 22 2 N/A
Service fees - R-3 ........................................................................... 205 12 N/A
Service fees - R-4 ........................................................................... 114 8 N/A
Service fees - R-5 ........................................................................... 263 41 N/A
Shareholder reports - Class A ............................................................... N/A 3 9
Shareholder reports - Class C ............................................................... N/A N/A 2
Shareholder reports - Class J ................................................................ 39 7 N/A
Shareholder reports - Institutional .......................................................... 18 47 10
Shareholder reports - R-6 ................................................................... 3 4 N/A
Transfer agent fees - Class A ................................................................ N/A 25 183
Transfer agent fees - Class C ................................................................ N/A N/A 36
Transfer agent fees - Class J ................................................................ 161 31 N/A
Transfer agent fees - Institutional ........................................................... 181 104 165
Chief compliance officer expenses .......................................................... 1 1 1
Custodian fees ............................................................................... 20 68 –
Directors' expenses .......................................................................... 24 20 15
Interest expense and fees .................................................................... – – 231
Professional fees ............................................................................ 23 27 42
Other expenses .............................................................................. 25 11 11
Total Gross Expenses 3,479 8,971 4,881
Less: Reimbursement from Manager ....................................................... – 291 –
Less: Reimbursement from Manager - Class A ............................................. N/A 28 –
Less: Reimbursement from Manager - Institutional ........................................ – 144 92
Less: Reimbursement from Distributor - Class J ........................................... 45 4 N/A
Total Net Expenses 3,434 8,504 4,789
Net Investment Income (Loss) 12,685 7,842 15,811
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 3,637 (67,276) (7,287)
Investment transactions in affiliated Funds ................................................. – (94) –
Futures contracts ............................................................................ 152 1,821 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (96,615) (75,627) 9
Investments in affiliated Funds .............................................................. – (23) –
Futures contracts ............................................................................ 19 (93) –
Net Realized and Unrealized Gain (Loss) on investments and futures (92,807) (141,292) (7,278)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (80,122) $ (133,450) $ 8,533

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 14,565 $ 14,246
Net realized gain (loss) on investments ............................................................................................. (7,058) (659)
Net change in unrealized appreciation/depreciation of investments ................................................................
3,227 28,115
Net Increase (Decrease) in Net Assets Resulting from Operations 10,734 41,702
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,303) (12,644)
Total Dividends and Distributions (12,303) (12,644)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
61,399 152,097
Total Increase (Decrease) in Net Assets 59,830 181,155
Net Assets
Beginning of period .................................................................................................................
594,270 413,115
End of period .......................................................................................................................
$ 654,100 $ 594,270
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................... $ 140,163 $ 10,476 $ 101,850
Reinvested .................................................................................. 7,929 451 2,587
Redeemed ...................................................................................
(121,117) (11,270) (69,670)
Net Increase (Decrease) .........................................................................
$ 26,975 $ (343) $ 34,767
Shares:
Sold ....................................................................................... 12,957 964 9,521
Reinvested .................................................................................. 735 42 240
Redeemed ...................................................................................
(11,500) (1,051) (6,646)
Net Increase (Decrease) .........................................................................
2,192 (45) 3,115
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 189,226 $ 14,542 $ 77,493
Reinvested .................................................................................. 8,324 619 2,251
Redeemed ...................................................................................
(80,978) (9,333) (50,047)
Net Increase (Decrease) .........................................................................
$ 116,572 $ 5,828 $ 29,697
Shares:
Sold ....................................................................................... 17,822 1,370 7,350
Reinvested .................................................................................. 789 59 213
Redeemed ...................................................................................
(7,759) (892) (4,843)
Net Increase (Decrease) .........................................................................
10,852 537 2,720
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................... $ (8,566) $ (481) $ (3,256)
Total Dividends and Distributions
$ (8,566) $ (481) $ (3,256)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (8,917) $ (684) $ (3,043)
Total Dividends and Distributions
$ (8,917) $ (684) $ (3,043)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
(a)
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 173,555 $ 94,565
Net realized gain (loss) on investments ............................................................................................. 42,017 15,474
Net change in unrealized appreciation/depreciation of investments ................................................................
293,397 208,335
Net Increase (Decrease) in Net Assets Resulting from Operations 508,969 318,374
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (209,289) (108,747)
Total Dividends and Distributions (209,289) (108,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,571,479 3,569,212
Total Increase (Decrease) in Net Assets 2,871,159 3,778,839
Net Assets
Beginning of period .................................................................................................................
6,690,839 2,912,000
End of period .......................................................................................................................
$ 9,561,998 $ 6,690,839
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 161,792 $ 18,170 $ 67,061 $ 358,926 $ 2,359 $ 615 $ 6,293 $ 8,648 $ 13,619 $ 4,003,654
Reinvested .............. 6,309 683 2,558 13,694 249 26 457 298 842 183,374
Redeemed ...............
(102,972) (16,338) (38,964) (239,830) (5,374) (1,155) (12,551) (13,887) (13,142) (1,833,935)
Net Increase (Decrease) .....
$ 65,129 $ 2,515 $ 30,655 $ 132,790 $ (2,766) $ (514) $ (5,801) $ (4,941) $ 1,319 $ 2,353,093
Shares:
Sold ................... 16,193 1,796 6,682 35,833 237 61 625 871 1,356 400,671
Reinvested .............. 628 68 255 1,362 25 3 45 29 84 18,289
Redeemed ...............
(10,367) (1,626) (3,940) (24,070) (540) (115) (1,250) (1,399) (1,319) (184,581)
Net Increase (Decrease) .....
6,454 238 2,997 13,125 (278) (51) (580) (499) 121 234,379
Year Ended October 31, 2019
Dollars:
Sold ................... $ 93,159 $ 11,354 $ 20,764 $ 207,822 $ 1,674 $ 409 $ 5,576 $ 6,240 $ 8,507 $ 3,727,916
Reinvested .............. 6,907 1,029 2,758 14,504 383 37 758 560 1,064 79,858
Redeemed ...............
(80,588) (18,299) (16,483) (145,411) (4,252) (523) (11,125) (10,178) (9,844) (325,364)
Net Increase (Decrease) .....
$ 19,478 $ (5,916) $ 7,039 $ 76,915 $ (2,195) $ (77) $ (4,791) $ (3,378) $ (273) $ 3,482,410
Shares:
Sold ................... 9,836 1,198 2,177 21,885 173 44 582 654 892 382,572
Reinvested .............. 726 108 290 1,520 40 4 79 59 111 8,353
Redeemed ...............
(8,518) (1,930) (1,734) (15,353) (448) (55) (1,157) (1,067) (1,035) (34,240)
Net Increase (Decrease) .....
2,044 (624) 733 8,052 (235) (7) (496) (354) (32) 356,685
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
Total Dividends and
Distributions
$ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Total Dividends and
Distributions
$ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 14,464 $ 95,946
Net realized gain (loss) on investments, futures and swap agreements ............................................................. 52,007 57,716
Net change in unrealized appreciation/depreciation of investments, foreign currencies and futures ...............................
(30,079) 169,531
Net Increase (Decrease) in Net Assets Resulting from Operations 36,392 323,193
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,528) (99,460)
Total Dividends and Distributions (19,528) (99,460)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(815,068) (1,985,244)
Total Increase (Decrease) in Net Assets (798,204) (1,761,511)
Net Assets
Beginning of period .................................................................................................................
1,459,911 3,221,422
End of period .......................................................................................................................
$ 661,707 $ 1,459,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .............................. $ 21,807 N/A $ 34,698 $ 152,790 $ 2,106 $ 2,771 $ 8,088 $ 3,942 $ 15,292
Reinvested ......................... 2,658 N/A 4,233 9,036 113 112 509 294 1,348
Redeemed ..........................
(16,564) N/A (26,971) (1,004,138) (2,908) (2,234) (6,682) (7,678) (7,690)
Net Increase (Decrease) ................
$ 7,901 N/A $ 11,960 $ (842,312) $ (689) $ 649 $ 1,915 $ (3,442) $ 8,950
Shares:
Sold .............................. 1,911 N/A 3,018 13,400 186 246 713 343 1,358
Reinvested ......................... 235 N/A 372 799 10 10 45 26 120
Redeemed ..........................
(1,460) N/A (2,366) (90,527) (258) (200) (597) (671) (684)
Net Increase (Decrease) ................
686 N/A 1,024 (76,328) (62) 56 161 (302) 794
Year Ended October 31, 2019
(a)
Dollars:
Sold .............................. $ 15,438 $ 216 $ 7,879 $ 156,029 $ 1,159 $ 786 $ 5,945 $ 3,244 $ 9,099
Reinvested ......................... 2,331 25 3,787 89,891 110 102 457 308 1,220
Redeemed ..........................
(13,040) (6,814) (15,387) (2,217,950) (1,149) (1,095) (6,015) (3,427) (18,393)
Net Increase (Decrease) ................
$ 4,729 $ (6,573) $ (3,721) $ (1,972,030) $ 120 $ (207) $ 387 $ 125 $ (8,074)
Shares:
Sold .............................. 1,446 21 721 14,513 108 74 550 296 851
Reinvested ......................... 216 2 348 8,351 10 9 43 28 114
Redeemed ..........................
(1,210) (651) (1,419) (201,587) (106) (103) (558) (316) (1,730)
Net Increase (Decrease) ................
452 (628) (350) (178,723) 12 (20) 35 8 (765)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments ................... $ (2,745) N/A $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
Total Dividends and Distributions
$ (2,745) N/A $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments ................... $ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Total Dividends and Distributions
$ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 163,848 $ 231,267
Net realized gain (loss) on investments and foreign currencies .................................................................... 68,444 (345,465)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
320,001 1,147,080
Net Increase (Decrease) in Net Assets Resulting from Operations 552,293 1,032,882
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (280,076) (700,745)
Total Dividends and Distributions (280,076) (700,745)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,071,622) 766,391
Total Increase (Decrease) in Net Assets (799,405) 1,098,528
Net Assets
Beginning of period .................................................................................................................
11,991,886 10,893,358
End of period .......................................................................................................................
$ 11,192,481 $ 11,991,886
Class A Class C Class J Insti tutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................. $ 14,280 $ 877 $ 6,357 $ 94,406 $ 422 $ 424 $ 2,313 $ 1,519 $ 6,179 $ 2,303,812
Issued in acquisitions ...... 6,070 – – 8,828 – – – – – 58,945
Reinvested ............. 3,543 110 3,024 8,086 45 45 209 336 851 263,346
Redeemed ..............
(33,895) (2,705) (20,465) (79,192) (1,247) (1,970) (3,962) (8,192) (16,780) (3,687,241)
Net Increase (Decrease) ....
$ (10,002) $ (1,718) $ (11,084) $ 32,128 $ (780) $ (1,501) $ (1,440) $ (6,337) $ (9,750) $ (1,061,138)
Shares:
Sold .................. 1,192 73 536 8,163 35 36 193 126 524 184,053
Issued in acquisitions ...... 469 – – 689 – – – – – 5,040
Reinvested ............. 275 8 237 631 4 3 16 26 65 20,574
Redeemed ..............
(2,808) (225) (1,717) (6,573) (103) (165) (335) (687) (1,371) (287,964)
Net Increase (Decrease) ....
(872) (144) (944) 2,910 (64) (126) (126) (535) (782) (78,297)
Year Ended October 31, 2019
(a)
Dollars:
Sold .................. $ 14,192 $ 1,949 $ 4,207 $ 622,838 $ 561 $ 608 $ 1,819 $ 2,114 $ 8,089 $ 11,340,963
Reinvested ............. 11,298 719 9,369 672,196 221 209 858 1,638 2,757 –
Redeemed ..............
(31,105) (6,969) (19,839) (11,009,407) (1,224) (1,395) (6,032) (13,847) (17,222) (823,174)
Net Increase (Decrease) ....
$ (5,615) $ (4,301) $ (6,263) $ (9,714,373) $ (442) $ (578) $ (3,355) $ (10,095) $ (6,376) $ 10,517,789
Shares:
Sold .................. 1,210 169 355 54,526 47 52 154 177 673 964,200
Reinvested ............. 1,040 67 873 62,212 20 19 79 149 252 –
Redeemed ..............
(2,607) (597) (1,683) (938,936) (102) (119) (506) (1,196) (1,469) (68,454)
Net Increase (Decrease) ....
(357) (361) (455) (822,198) (35) (48) (273) (870) (544) 895,746
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............. $ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
Total Dividends and
Distributions
$ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
Year Ended October 31, 2019
(a)
From net investment income
and net realized gain on
investments ............. $ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Total Dividends and
Distributions
$ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 158,440 $ 151,977
Net realized gain (loss) on investments ............................................................................................. (67,602) 254,175
Net change in unrealized appreciation/depreciation of investments ................................................................
(363,399) 640,718
Net Increase (Decrease) in Net Assets Resulting from Operations (272,561) 1,046,870
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (378,654) (481,052)
Total Dividends and Distributions (378,654) (481,052)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
593,142 277,839
Total Increase (Decrease) in Net Assets (58,073) 843,657
Net Assets
Beginning of period .................................................................................................................
7,849,063 7,005,406
End of period .......................................................................................................................
$ 7,790,990 $ 7,849,063
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 132,488 $ 29,428 $ 6,033 $ 1,609,791 $ 298 $ 816 $ 5,751 $ 6,250 $ 12,641
Reinvested ........................ 50,596 5,532 3,075 302,208 104 107 1,248 1,381 6,969
Redeemed .........................
(232,782) (55,098) (12,265) (1,216,675) (517) (1,885) (11,938) (13,199) (37,215)
Net Increase (Decrease) ...............
$ (49,698) $ (20,138) $ (3,157) $ 695,324 $ (115) $ (962) $ (4,939) $ (5,568) $ (17,605)
Shares:
Sold ............................. 4,276 954 199 52,417 10 27 199 212 419
Reinvested ........................ 1,596 177 97 9,604 3 3 39 44 220
Redeemed .........................
(7,742) (1,895) (402) (40,324) (17) (63) (395) (413) (1,194)
Net Increase (Decrease) ...............
(1,870) (764) (106) 21,697 (4) (33) (157) (157) (555)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 157,129 $ 37,611 $ 5,648 $ 817,088 $ 481 $ 697 $ 5,960 $ 7,574 $ 53,400
Reinvested ........................ 69,467 9,799 4,115 379,041 178 189 2,497 2,212 8,355
Redeemed .........................
(210,728) (80,215) (7,355) (920,701) (1,042) (2,675) (19,962) (9,613) (31,311)
Net Increase (Decrease) ...............
$ 15,868 $ (32,805) $ 2,408 $ 275,428 $ (383) $ (1,789) $ (11,505) $ 173 $ 30,444
Shares:
Sold ............................. 5,161 1,258 181 25,953 16 24 192 239 1,751
Reinvested ........................ 2,437 358 144 13,224 6 6 88 78 291
Redeemed .........................
(6,807) (2,752) (237) (29,727) (33) (85) (654) (308) (1,022)
Net Increase (Decrease) ...............
791 (1,136) 88 9,450 (11) (55) (374) 9 1,020
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
Total Dividends and Distributions
$ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Total Dividends and Distributions
$ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Unconstrained Emerging
Markets Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,763 $ 5,376
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ 2,777 3,187
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(7,773) 5,650
Net Increase (Decrease) in Net Assets Resulting from Operations 3,767 14,213
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (13,109) (4,681)
Total Dividends and Distributions (13,109) (4,681)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(3,917) 203,881
Total Increase (Decrease) in Net Assets (13,259) 213,413
Net Assets
Beginning of period .................................................................................................................
243,207 29,794
End of period .......................................................................................................................
$ 229,948 $ 243,207
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 3,029 $ 174,641
Reinvested ............................................................................................ 117 12,983
Redeemed .............................................................................................
(1,362) (193,325)
Net Increase (Decrease) ...................................................................................
$ 1,784 $ (5,701)
Shares:
Sold ................................................................................................. 294 17,149
Reinvested ............................................................................................ 11 1,257
Redeemed .............................................................................................
(134) (19,262)
Net Increase (Decrease) ...................................................................................
171 (856)
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 422 $ 220,336
Reinvested ............................................................................................ 67 4,608
Redeemed .............................................................................................
(426) (21,126)
Net Increase (Decrease) ...................................................................................
$ 63 $ 203,818
Shares:
Sold ................................................................................................. 41 21,671
Reinvested ............................................................................................ 7 452
Redeemed .............................................................................................
(43) (2,023)
Net Increase (Decrease) ...................................................................................
5 20,100
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (117) $ (12,992)
Total Dividends and Distributions
$ (117) $ (12,992)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (67) $ (4,614)
Total Dividends and Distributions
$ (67) $ (4,614)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 301,100 $ 397,589
Net realized gain (loss) on investments, foreign currencies , futures and swap agreements ........................................ (429,101) (224,280)
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(319,233) 487,905
Net Increase (Decrease) in Net Assets Resulting from Operations (447,234) 661,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (287,779) (376,884)
From tax return of capital ...........................................................................................................
(17,238) –
Total Dividends and Distributions (305,017) (376,884)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(2,088,046) (974,597)
Total Increase (Decrease) in Net Assets (2,840,297) (690,267)
Net Assets
Beginning of period .................................................................................................................
7,734,979 8,425,246
End of period .......................................................................................................................
$ 4,894,682 $ 7,734,979
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ......................................................................... $ 375,128 $ 48,195 $ 778,615 $ 76,106
Reinvested .................................................................... 54,192 39,105 164,794 10,926
Redeemed .....................................................................
(483,567) (539,679) (2,430,769) (181,092)
Net Increase (Decrease) ...........................................................
$ (54,247) $ (452,379) $ (1,487,360) $ (94,060)
Shares:
Sold ......................................................................... 29,803 3,709 60,702 6,120
Reinvested .................................................................... 4,273 3,101 13,049 870
Redeemed .....................................................................
(38,548) (43,464) (200,071) (14,636)
Net Increase (Decrease) ...........................................................
(4,472) (36,654) (126,320) (7,646)
Year Ended October 31, 2019
Dollars:
Sold ......................................................................... $ 304,866 $ 85,853 $ 1,081,942 $ 47,089
Reinvested .................................................................... 61,795 54,922 203,543 11,387
Redeemed .....................................................................
(469,821) (557,820) (1,770,885) (27,468)
Net Increase (Decrease) ...........................................................
$ (103,160) $ (417,045) $ (485,400) $ 31,008
Shares:
Sold ......................................................................... 22,567 6,435 80,759 3,483
Reinvested .................................................................... 4,614 4,134 15,263 854
Redeemed .....................................................................
(35,156) (41,889) (133,676) (2,063)
Net Increase (Decrease) ...........................................................
(7,975) (31,320) (37,654) 2,274
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ............................. $ (56,623) $ (41,948) $ (178,907) $ (10,301)
From tax return of capital .......................................................... (3,493) (2,464) (10,654) (627)
Total Dividends and Distributions
$ (60,116) $ (44,412) $ (189,561) $ (10,928)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ............................. $ (66,763) $ (63,565) $ (235,169) $ (11,387)
Total Dividends and Distributions
$ (66,763) $ (63,565) $ (235,169) $ (11,387)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 55,914 $ 58,898
Net realized gain (loss) on investments and foreign currencies .................................................................... (73,113) 148,874
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(560,487) 500,880
Net Increase (Decrease) in Net Assets Resulting from Operations (577,686) 708,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (146,898) (152,547)
Total Dividends and Distributions (146,898) (152,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(37,314) (105,654)
Total Increase (Decrease) in Net Assets (761,898) 450,451
Net Assets
Beginning of period .................................................................................................................
3,494,920 3,044,469
End of period .......................................................................................................................
$ 2,733,022 $ 3,494,920
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 53,568 $ 5,164 $ 828,628 $ 160 $ 973 $ 231 $ 331,817
Reinvested ........................................... 4,904 1,345 78,991 16 27 7 51,204
Redeemed ............................................
(72,530) (11,074) (1,076,001) (99) (316) (131) (234,198)
Net Increase (Decrease) ..................................
$ (14,058) $ (4,565) $ (168,382) $ 77 $ 684 $ 107 $ 148,823
Shares:
Sold ................................................ 6,464 602 91,914 18 95 24 37,131
Reinvested ........................................... 517 147 7,743 2 3 – 5,024
Redeemed ............................................
(8,778) (1,384) (117,999) (11) (34) (15) (25,982)
Net Increase (Decrease) ..................................
(1,797) (635) (18,342) 9 64 9 16,173
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 40,680 $ 5,175 $ 1,056,660 $ 113 $ 2 $ 152 $ 380,817
Reinvested ........................................... 4,145 1,206 96,027 15 2 3 39,428
Redeemed ............................................
(39,516) (9,131) (1,510,575) (160) (32) (19) (170,646)
Net Increase (Decrease) ..................................
$ 5,309 $ (2,750) $ (357,888) $ (32) $ (28) $ 136 $ 249,599
Shares:
Sold ................................................ 4,332 575 106,131 11 – 15 37,356
Reinvested ........................................... 466 142 10,052 1 – – 4,093
Redeemed ............................................
(4,281) (1,022) (149,149) (16) (3) (2) (16,937)
Net Increase (Decrease) ..................................
517 (305) (32,966) (4) (3) 13 24,512
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)
Total Dividends and Distributions
$ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Total Dividends and Distributions
$ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 27,010 $ 33,116
Net realized gain (loss) on investments and futures ................................................................................ 5,917 (2,145)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
16,550 93,287
Net Increase (Decrease) in Net Assets Resulting from Operations 49,477 124,258
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (38,034) (40,696)
Total Dividends and Distributions (38,034) (40,696)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(132,092) 107,367
Total Increase (Decrease) in Net Assets (120,649) 190,929
Net Assets
Beginning of period .................................................................................................................
1,662,228 1,471,299
End of period .......................................................................................................................
$ 1,541,579 $ 1,662,228
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 67,300 $ 11,609 $ 35,149 $ 249,945 $ 3,315 $ 841 $ 5,058 $ 4,236 $ 7,869
Reinvested ........................ 5,026 400 2,344 27,346 54 38 208 170 519
Redeemed .........................
(44,339) (13,742) (28,575) (439,178) (1,662) (3,321) (7,944) (7,874) (6,884)
Net Increase (Decrease) ...............
$ 27,987 $ (1,733) $ 8,918 $ (161,887) $ 1,707 $ (2,442) $ (2,678) $ (3,468) $ 1,504
Shares:
Sold ............................. 6,371 1,099 3,316 23,605 313 80 478 401 742
Reinvested ........................ 475 38 221 2,582 5 4 20 16 49
Redeemed .........................
(4,196) (1,300) (2,699) (41,401) (157) (314) (748) (744) (650)
Net Increase (Decrease) ...............
2,650 (163) 838 (15,214) 161 (230) (250) (327) 141
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 35,697 $ 5,249 $ 16,664 $ 315,411 $ 1,101 $ 2,297 $ 3,634 $ 3,851 $ 6,353
Reinvested ........................ 5,467 555 2,540 29,372 55 52 247 250 583
Redeemed .........................
(47,626) (11,960) (17,467) (226,835) (392) (2,684) (3,807) (4,958) (6,282)
Net Increase (Decrease) ...............
$ (6,462) $ (6,156) $ 1,737 $ 117,948 $ 764 $ (335) $ 74 $ (857) $ 654
Shares:
Sold ............................. 3,449 508 1,612 30,337 106 224 349 374 615
Reinvested ........................ 530 54 246 2,843 5 5 24 24 56
Redeemed .........................
(4,651) (1,168) (1,695) (22,150) (38) (262) (369) (482) (607)
Net Increase (Decrease) ...............
(672) (606) 163 11,030 73 (33) 4 (84) 64
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
Total Dividends and Distributions
$ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Total Dividends and Distributions
$ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 21,680 $ 66,937
Net realized gain (loss) on investments ............................................................................................. 35 (30)
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 21,715 66,907
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,715) (66,907)
Total Dividends and Distributions (21,715) (66,907)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(894,600) 687,067
Total Increase (Decrease) in Net Assets (894,600) 687,067
Net Assets
Beginning of period .................................................................................................................
3,972,463 3,285,396
End of period .......................................................................................................................
$ 3,077,863 $ 3,972,463
Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................................... $ 52,671,569
Redeemed ...................................................................................................
(53,566,169)
Net Increase (Decrease) .........................................................................................
$ (894,600)
Shares:
Sold ....................................................................................................... 52,671,569
Redeemed ...................................................................................................
(53,566,169)
Net Increase (Decrease) .........................................................................................
(894,600)
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................................... $ 47,573,292
Redeemed ...................................................................................................
(46,886,225)
Net Increase (Decrease) .........................................................................................
$ 687,067
Shares:
Sold ....................................................................................................... 47,573,292
Redeemed ...................................................................................................
(46,886,225)
Net Increase (Decrease) .........................................................................................
687,067
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................................... $ (21,715)
Total Dividends and Distributions
$ (21,715)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................................... $ (66,907)
Total Dividends and Distributions
$ (66,907)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 177,822 $ 218,616
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (148,708) (70,028)
Net change in unrealized appreciation/depreciation of investments , foreign currencies and swap agreements ....................
33,905 24,991
Net Increase (Decrease) in Net Assets Resulting from Operations 63,019 173,579
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (181,729) (222,304)
Total Dividends and Distributions (181,729) (222,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
26,076 (595,025)
Total Increase (Decrease) in Net Assets (92,634) (643,750)
Net Assets
Beginning of period .................................................................................................................
3,117,810 3,761,560
End of period .......................................................................................................................
$ 3,025,176 $ 3,117,810
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 903 $ 538,486
Reinvested ............................................................................................ 292 181,406
Redeemed .............................................................................................
(1,676) (693,335)
Net Increase (Decrease) ...................................................................................
$ (481) $ 26,557
Shares:
Sold ................................................................................................. 97 59,142
Reinvested ............................................................................................ 33 20,344
Redeemed .............................................................................................
(190) (78,457)
Net Increase (Decrease) ...................................................................................
(60) 1,029
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 2,222 $ 560,959
Reinvested ............................................................................................ 356 221,903
Redeemed .............................................................................................
(3,311) (1,377,154)
Net Increase (Decrease) ...................................................................................
$ (733) $ (594,292)
Shares:
Sold ................................................................................................. 236 59,785
Reinvested ............................................................................................ 38 23,684
Redeemed .............................................................................................
(353) (146,151)
Net Increase (Decrease) ...................................................................................
(79) (62,682)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (294) $ (181,435)
Total Dividends and Distributions
$ (294) $ (181,435)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (357) $ (221,947)
Total Dividends and Distributions
$ (357) $ (221,947)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 157,764 $ 160,296
Net realized gain (loss) on investments and swap agreements ...................................................................... (137,490) (30,169)
Net change in unrealized appreciation/depreciation of investments and swap agreements ........................................
87,706 52,530
Net Increase (Decrease) in Net Assets Resulting from Operations 107,980 182,657
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (160,775) (166,734)
Total Dividends and Distributions (160,775) (166,734)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
64,905 (48,201)
Total Increase (Decrease) in Net Assets 12,110 (32,278)
Net Assets
Beginning of period .................................................................................................................
2,970,982 3,003,260
End of period .......................................................................................................................
$ 2,983,092 $ 2,970,982
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................................................................. $ 218,555 $ 8,714 $ 843,418 $ 630,266
Reinvested ........................................................................ 26,450 6,216 73,826 22,078
Redeemed .........................................................................
(331,771) (62,888) (1,003,378) (366,581)
Net Increase (Decrease) ...............................................................
$ (86,766) $ (47,958) $ (86,134) $ 285,763
Shares:
Sold ............................................................................. 31,514 1,240 124,745 93,716
Reinvested ........................................................................ 3,822 887 10,741 3,215
Redeemed .........................................................................
(48,099) (9,061) (148,088) (54,315)
Net Increase (Decrease) ...............................................................
(12,763) (6,934) (12,602) 42,616
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 344,816 $ 12,690 $ 424,994 $ 399,956
Reinvested ........................................................................ 35,086 9,560 85,600 27,336
Redeemed .........................................................................
(380,083) (111,710) (705,242) (191,204)
Net Increase (Decrease) ...............................................................
$ (181) $ (89,460) $ (194,648) $ 236,088
Shares:
Sold ............................................................................. 48,678 1,775 60,432 56,720
Reinvested ........................................................................ 4,944 1,336 12,157 3,884
Redeemed .........................................................................
(53,333) (15,638) (100,512) (26,999)
Net Increase (Decrease) ...............................................................
289 (12,527) (27,923) 33,605
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................................. $ (28,329) $ (6,476) $ (78,321) $ (47,649)
Total Dividends and Distributions
$ (28,329) $ (6,476) $ (78,321) $ (47,649)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (37,374) $ (10,104) $ (90,552) $ (28,704)
Total Dividends and Distributions
$ (37,374) $ (10,104) $ (90,552) $ (28,704)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 18,797 $ 29,194
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 49,637 (12,731)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
70,114 109,682
Net Increase (Decrease) in Net Assets Resulting from Operations 138,548 126,145
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (18,773) (67,442)
Total Dividends and Distributions (18,773) (67,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(81,541) 115,716
Total Increase (Decrease) in Net Assets 38,234 174,419
Net Assets
Beginning of period .................................................................................................................
1,749,242 1,574,823
End of period .......................................................................................................................
$ 1,787,476 $ 1,749,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 8,128 N/A $ 6,302 $ 326,725 $ 597 $ 88 $ 3,719 $ 2,004 $ 2,452
Reinvested ........................ 94 N/A 55 18,517 7 2 52 13 30
Redeemed .........................
(3,627) N/A (3,190) (437,807) (277) (297) (2,629) (1,678) (821)
Net Increase (Decrease) ...............
$ 4,595 N/A $ 3,167 $ (92,565) $ 327 $ (207) $ 1,142 $ 339 $ 1,661
Shares:
Sold ............................. 917 N/A 734 35,742 72 10 429 232 277
Reinvested ........................ 11 N/A 6 2,087 1 – 6 1 4
Redeemed .........................
(417) N/A (379) (49,337) (33) (35) (306) (194) (93)
Net Increase (Decrease) ...............
511 N/A 361 (11,508) 40 (25) 129 39 188
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,834 $ 5 $ 1,155 $ 330,302 $ 154 $ 145 $ 1,904 $ 768 $ 1,021
Reinvested ........................ 394 79 241 66,202 39 10 256 61 142
Redeemed .........................
(4,499) (2,994) (1,624) (276,018) (205) (190) (2,324) (1,136) (2,006)
Net Increase (Decrease) ...............
$ (271) $ (2,910) $ (228) $ 120,486 $ (12) $ (35) $ (164) $ (307) $ (843)
Shares:
Sold ............................. 474 1 143 38,815 20 18 235 95 124
Reinvested ........................ 49 10 31 8,006 5 1 32 7 18
Redeemed .........................
(547) (394) (203) (32,674) (26) (23) (287) (139) (244)
Net Increase (Decrease) ...............
(24) (383) (29) 14,147 (1) (4) (20) (37) (102)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (95) N/A $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
Total Dividends and Distributions
$ (95) N/A $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Total Dividends and Distributions
$ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,953 $ 8,404
Net realized gain (loss) on investments and foreign currencies .................................................................... (6,333) 7,624
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
27,820 26,023
Net Increase (Decrease) in Net Assets Resulting from Operations 23,440 42,051
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,892) (23,854)
Total Dividends and Distributions (9,892) (23,854)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(72,717) (451,186)
Total Increase (Decrease) in Net Assets (59,169) (432,989)
Net Assets
Beginning of period .................................................................................................................
318,793 751,782
End of period .......................................................................................................................
$ 259,624 $ 318,793
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 5,604 $ 552 $ 7,156 $ 21,846 $ 340 $ 446 $ 1,121 $ 855 $ 1,682 $ 1,296
Reinvested .............. 2,224 165 2,862 3,664 41 46 171 105 324 259
Redeemed ...............
(13,744) (2,218) (15,789) (74,165) (994) (809) (1,957) (2,414) (4,949) (6,437)
Net Increase (Decrease) .....
$ (5,916) $ (1,501) $ (5,771) $ (48,655) $ (613) $ (317) $ (665) $ (1,454) $ (2,943) $ (4,882)
Shares:
Sold ................... 228 23 305 936 14 18 46 36 70 52
Reinvested .............. 84 7 113 141 2 2 7 4 12 10
Redeemed ...............
(560) (99) (669) (3,210) (41) (33) (84) (100) (203) (263)
Net Increase (Decrease) .....
(248) (69) (251) (2,133) (25) (13) (31) (60) (121) (201)
Year Ended October 31, 2019
Dollars:
Sold ................... $ 7,738 $ 925 $ 3,416 $ 56,665 $ 361 $ 407 $ 1,320 $ 659 $ 2,817 $ 28,072
Reinvested .............. 2,192 240 2,793 3,215 49 42 160 179 406 14,553
Redeemed ...............
(15,448) (4,223) (13,914) (51,320) (594) (781) (2,449) (3,650) (6,307) (478,709)
Net Increase (Decrease) .....
$ (5,518) $ (3,058) $ (7,705) $ 8,560 $ (184) $ (332) $ (969) $ (2,812) $ (3,084) $ (436,084)
Shares:
Sold ................... 320 40 144 2,301 15 17 56 28 116 1,166
Reinvested .............. 96 11 127 142 2 2 7 8 18 644
Redeemed ...............
(633) (184) (593) (2,115) (24) (33) (101) (152) (263) (19,855)
Net Increase (Decrease) .....
(217) (133) (322) 328 (7) (14) (38) (116) (129) (18,045)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Total Dividends and
Distributions
$ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Total Dividends and
Distributions
$ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,808 $ 8,728
Net realized gain (loss) on investments and foreign currencies .................................................................... 31,849 (13,882)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(24,044) 50,821
Net Increase (Decrease) in Net Assets Resulting from Operations 12,613 45,667
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,892) (25,275)
Total Dividends and Distributions (8,892) (25,275)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(63,543) (50,175)
Total Increase (Decrease) in Net Assets (59,822) (29,783)
Net Assets
Beginning of period .................................................................................................................
352,165 381,948
End of period .......................................................................................................................
$ 292,343 $ 352,165
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 1,925 $ 20,468 $ 235 $ 302 $ 438 $ 378 $ 214 $ 6,417
Reinvested .................................. 225 2,937 27 26 58 68 41 5,506
Redeemed ...................................
(2,827) (38,298) (775) (995) (1,271) (651) (715) (57,276)
Net Increase (Decrease) .........................
$ (677) $ (14,893) $ (513) $ (667) $ (775) $ (205) $ (460) $ (45,353)
Shares:
Sold ....................................... 131 1,427 15 20 29 26 14 433
Reinvested .................................. 15 188 2 1 4 5 3 353
Redeemed ...................................
(206) (2,683) (54) (67) (85) (46) (49) (3,806)
Net Increase (Decrease) .........................
(60) (1,068) (37) (46) (52) (15) (32) (3,020)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 3,931 $ 41,822 $ 242 $ 256 $ 746 $ 811 $ 586 $ 7,295
Reinvested .................................. 520 8,362 127 85 261 341 207 15,348
Redeemed ...................................
(2,687) (83,062) (802) (603) (2,274) (3,045) (2,087) (36,555)
Net Increase (Decrease) .........................
$ 1,764 $ (32,878) $ (433) $ (262) $ (1,267) $ (1,893) $ (1,294) $ (13,912)
Shares:
Sold ....................................... 292 3,043 17 19 54 59 44 537
Reinvested .................................. 43 687 10 7 21 28 17 1,261
Redeemed ...................................
(198) (6,014) (57) (44) (165) (221) (148) (2,676)
Net Increase (Decrease) .........................
137 (2,284) (30) (18) (90) (134) (87) (878)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Total Dividends and Distributions
$ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Total Dividends and Distributions
$ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (8,485) $ 15,811
Net realized gain (loss) on investments and futures ................................................................................ 953,260 822,657
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
1,769,923 585,569
Net Increase (Decrease) in Net Assets Resulting from Operations 2,714,698 1,424,037
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (787,672) (916,938)
Total Dividends and Distributions (787,672) (916,938)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(623,151) 1,128,342
Total Increase (Decrease) in Net Assets 1,303,875 1,635,441
Net Assets
Beginning of period .................................................................................................................
9,889,962 8,254,521
End of period .......................................................................................................................
$ 11,193,837 $ 9,889,962
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 39,060 $ 56,815 $ 540,487 $ 1,822 $ 2,260 $ 15,812 $ 21,488 $ 27,889 $ 736,442
Reinvested ........................ 33,485 26,828 186,014 986 797 7,399 6,553 23,037 500,741
Redeemed .........................
(75,568) (72,976) (922,248) (4,194) (3,648) (32,261) (37,844) (95,667) (1,606,660)
Net Increase (Decrease) ...............
$ (3,023) $ 10,667 $ (195,747) $ (1,386) $ (591) $ (9,050) $ (9,803) $ (44,741) $ (369,477)
Shares:
Sold ............................. 2,381 4,210 33,023 129 164 1,037 1,406 1,694 45,189
Reinvested ........................ 2,184 2,136 11,655 75 62 524 451 1,514 31,392
Redeemed .........................
(4,663) (5,501) (53,905) (289) (266) (2,186) (2,512) (5,927) (91,600)
Net Increase (Decrease) ...............
(98) 845 (9,227) (85) (40) (625) (655) (2,719) (15,019)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 14,572 $ 22,049 $ 262,656 $ 854 $ 964 $ 10,127 $ 16,158 $ 21,285 $ 869,811
Issued in acquisitions ................. 362,716 76,387 28,609 3,326 1,160 4,882 4,327 38,092 N/A
Reinvested ........................ 4,354 23,966 238,645 1,023 962 11,543 9,233 31,612 594,475
Redeemed .........................
(15,636) (37,609) (473,114) (2,555) (2,442) (43,263) (31,236) (92,783) (826,808)
Net Increase (Decrease) ...............
$ 366,006 $ 84,793 $ 56,796 $ 2,648 $ 644 $ (16,711) $ (1,518) $ (1,794) $ 637,478
Shares:
Sold ............................. 1,018 1,814 17,484 68 78 747 1,171 1,454 55,700
Issued in acquisitions ................. 23,687 5,985 1,800 251 90 343 297 2,503 N/A
Reinvested ........................ 352 2,330 18,634 95 92 1,005 786 2,576 46,428
Redeemed .........................
(1,065) (3,087) (31,975) (209) (195) (3,162) (2,213) (6,456) (55,038)
Net Increase (Decrease) ...............
23,992 7,042 5,943 205 65 (1,067) 41 77 47,090
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Total Dividends and Distributions
$ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Total Dividends and Distributions
$ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 96,447 $ 109,975
Net realized gain (loss) on investments and futures ................................................................................ 378,846 138,078
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
138,251 515,621
Net Increase (Decrease) in Net Assets Resulting from Operations 613,544 763,674
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (229,065) (352,547)
Total Dividends and Distributions (229,065) (352,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(629,405) 84,722
Total Increase (Decrease) in Net Assets (244,926) 495,849
Net Assets
Beginning of period .................................................................................................................
6,022,131 5,526,282
End of period .......................................................................................................................
$ 5,777,205 $ 6,022,131
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 82,481 $ 8,722 $ 77,097 $ 740,678 $ 2,801 $ 3,277 $ 26,851 $ 43,102 $ 38,898
Reinvested ........................ 15,854 1,969 26,250 161,813 383 588 6,024 5,151 10,697
Redeemed .........................
(92,273) (18,381) (136,220) (1,390,869) (6,307) (7,136) (55,334) (65,017) (110,504)
Net Increase (Decrease) ...............
$ 6,062 $ (7,690) $ (32,873) $ (488,378) $ (3,123) $ (3,271) $ (22,459) $ (16,764) $ (60,909)
Shares:
Sold ............................. 4,371 488 4,156 42,066 147 169 1,421 2,263 2,036
Reinvested ........................ 804 103 1,345 8,207 20 30 305 260 534
Redeemed .........................
(4,843) (994) (7,360) (70,896) (332) (378) (2,905) (3,404) (5,958)
Net Increase (Decrease) ...............
332 (403) (1,859) (20,623) (165) (179) (1,179) (881) (3,388)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 73,055 $ 14,673 $ 43,620 $ 821,894 $ 2,428 $ 2,421 $ 21,658 $ 27,270 $ 37,507
Reinvested ........................ 23,705 3,594 41,668 239,122 874 1,250 10,837 9,363 21,590
Redeemed .........................
(71,796) (20,931) (92,724) (873,029) (5,647) (7,191) (55,465) (55,454) (129,570)
Net Increase (Decrease) ...............
$ 24,964 $ (2,664) $ (7,436) $ 187,987 $ (2,345) $ (3,520) $ (22,970) $ (18,821) $ (70,473)
Shares:
Sold ............................. 4,172 857 2,474 47,559 135 137 1,223 1,538 2,094
Reinvested ........................ 1,509 234 2,681 15,236 56 79 689 594 1,356
Redeemed .........................
(4,045) (1,238) (5,277) (49,499) (315) (409) (3,122) (3,165) (7,427)
Net Increase (Decrease) ...............
1,636 (147) (122) 13,296 (124) (193) (1,210) (1,033) (3,977)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Total Dividends and Distributions
$ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Total Dividends and Distributions
$ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 33,524 $ 47,614
Net realized gain (loss) on investments and futures ................................................................................ (5,853) 88,423
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(189,292) 107,800
Net Increase (Decrease) in Net Assets Resulting from Operations (161,621) 243,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (138,725) (195,628)
Total Dividends and Distributions (138,725) (195,628)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(32,236) 33,215
Total Increase (Decrease) in Net Assets (332,582) 81,424
Net Assets
Beginning of period .................................................................................................................
2,166,596 2,085,172
End of period .......................................................................................................................
$ 1,834,014 $ 2,166,596
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 5,065 $ 231,979 $ 587 $ 281 $ 2,229 $ 245 $ 1,191
Reinvested ........................................... 4,620 132,561 214 117 319 248 643
Redeemed ............................................
(11,682) (389,062) (1,825) (919) (3,293) (1,927) (3,827)
Net Increase (Decrease) ..................................
$ (1,997) $ (24,522) $ (1,024) $ (521) $ (745) $ (1,434) $ (1,993)
Shares:
Sold ................................................ 349 14,862 40 17 151 16 77
Reinvested ........................................... 273 7,720 13 7 18 14 37
Redeemed ............................................
(783) (24,706) (117) (59) (225) (139) (255)
Net Increase (Decrease) ..................................
(161) (2,124) (64) (35) (56) (109) (141)
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 2,846 $ 197,041 $ 372 $ 180 $ 860 $ 542 $ 2,597
Reinvested ........................................... 6,716 186,371 377 192 504 450 1,014
Redeemed ............................................
(9,547) (348,093) (868) (445) (1,962) (1,886) (4,046)
Net Increase (Decrease) ..................................
$ 15 $ 35,319 $ (119) $ (73) $ (598) $ (894) $ (435)
Shares:
Sold ................................................ 175 12,118 23 11 51 32 159
Reinvested ........................................... 468 12,797 26 13 33 31 69
Redeemed ............................................
(595) (21,667) (53) (27) (119) (118) (252)
Net Increase (Decrease) ..................................
48 3,248 (4) (3) (35) (55) (24)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
Total Dividends and Distributions
$ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (6,719) $ (186,372) $ (377) $ (192) $ (504) $ (450) $ (1,014)
Total Dividends and Distributions
$ (6,719) $ (186,372) $ (377) $ (192) $ (504) $ (450) $ (1,014)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 31,827 $ 45,478
Net realized gain (loss) on investments ............................................................................................. 267,166 835,172
Net change in unrealized appreciation/depreciation of investments ................................................................
676,827 3,057,938
Net Increase (Decrease) in Net Assets Resulting from Operations 975,820 3,938,588
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (826,248) (1,485,719)
Total Dividends and Distributions (826,248) (1,485,719)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,287,975 163,549
Total Increase (Decrease) in Net Assets 1,437,547 2,616,418
Net Assets
Beginning of period .................................................................................................................
17,371,410 14,754,992
End of period .......................................................................................................................
$ 18,808,957 $ 17,371,410
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ........................ $ 240,678 $ 18,207 $ 11,059 $ 3,876,503 $ 7,227 $ 4,106 $ 13,646 $ 13,410 $ 80,045 $ 2,308,565
Reinvested ................... 70,903 9,601 16,080 442,566 4,688 1,002 3,605 3,433 18,239 105,411
Redeemed ....................
(344,983) (93,737) (40,655) (4,390,052) (19,431) (10,478) (33,894) (22,310) (158,219) (847,240)
Net Increase (Decrease) ..........
$ (33,402) $ (65,929) $ (13,516) $ (70,983) $ (7,516) $ (5,370) $ (16,643) $ (5,467) $ (59,935) $ 1,566,736
Shares:
Sold ........................ 8,367 721 410 135,035 275 153 492 467 2,740 77,110
Reinvested ................... 2,386 367 564 14,459 173 36 125 113 606 3,446
Redeemed ....................
(12,050) (3,645) (1,485) (149,335) (751) (389) (1,208) (764) (5,413) (28,472)
Net Increase (Decrease) ..........
(1,297) (2,557) (511) 159 (303) (200) (591) (184) (2,067) 52,084
Year Ended October 31, 2019
Dollars:
Sold ........................ $ 164,540 $ 7,722 $ 2,632 $ 2,690,232 $ 6,335 $ 4,035 $ 13,055 $ 16,292 $ 80,210 $ 1,020,991
Reinvested ................... 136,988 24,372 29,463 884,102 9,032 2,262 10,368 8,952 34,089 77,955
Redeemed ....................
(341,346) (82,835) (29,614) (3,950,842) (11,741) (9,347) (52,540) (50,376) (117,209) (414,228)
Net Increase (Decrease) ..........
$ (39,818) $ (50,741) $ 2,481 $ (376,508) $ 3,626 $ (3,050) $ (29,117) $ (25,132) $ (2,910) $ 684,718
Shares:
Sold ........................ 6,140 345 100 98,119 254 158 493 593 2,886 36,346
Reinvested ................... 6,224 1,240 1,394 39,155 446 110 483 399 1,531 3,454
Redeemed ....................
(12,645) (3,475) (1,153) (147,257) (478) (368) (2,002) (1,771) (4,443) (15,085)
Net Increase (Decrease) ..........
(281) (1,890) 341 (9,983) 222 (100) (1,026) (779) (26) 24,715
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ....... $ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Total Dividends and Distributions
$ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Year Ended October 31, 2019
From net investment income and net
realized gain on investments ....... $ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Total Dividends and Distributions
$ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (921) $ (730)
Net realized gain (loss) on investments ............................................................................................. 28,625 8,744
Net change in unrealized appreciation/depreciation of investments ................................................................
27,024 8,923
Net Increase (Decrease) in Net Assets Resulting from Operations 54,728 16,937
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (7,882) (23,588)
Total Dividends and Distributions (7,882) (23,588)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(13,966) (8,571)
Total Increase (Decrease) in Net Assets 32,880 (15,222)
Net Assets
Beginning of period .................................................................................................................
164,304 179,526
End of period .......................................................................................................................
$ 197,184 $ 164,304
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 23,570 $ 18,126 $ 683 $ 409 $ 3,677 $ 1,069 $ 3,498
Reinvested ........................................... 3,915 2,128 70 70 507 173 893
Redeemed ............................................
(27,032) (27,910) (631) (1,738) (5,128) (1,945) (8,370)
Net Increase (Decrease) ..................................
$ 453 $ (7,656) $ 122 $ (1,259) $ (944) $ (703) $ (3,979)
Shares:
Sold ................................................ 3,332 1,912 96 51 436 119 363
Reinvested ........................................... 609 246 10 10 63 20 100
Redeemed ............................................
(3,948) (3,118) (93) (223) (617) (205) (947)
Net Increase (Decrease) ..................................
(7) (960) 13 (162) (118) (66) (484)
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 12,190 $ 15,114 $ 432 $ 618 $ 2,038 $ 894 $ 3,821
Reinvested ........................................... 10,365 6,789 215 194 1,680 626 2,765
Redeemed ............................................
(15,569) (35,893) (666) (1,062) (4,762) (2,230) (6,130)
Net Increase (Decrease) ..................................
$ 6,986 $ (13,990) $ (19) $ (250) $ (1,044) $ (710) $ 456
Shares:
Sold ................................................ 1,905 1,833 65 91 261 106 435
Reinvested ........................................... 2,013 997 40 33 266 93 392
Redeemed ............................................
(2,444) (4,263) (102) (149) (630) (274) (710)
Net Increase (Decrease) ..................................
1,474 (1,433) 3 (25) (103) (75) 117
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (3,917) $ (2,214) $ (70) $ (108) $ (507) $ (173) $ (893)
Total Dividends and Distributions
$ (3,917) $ (2,214) $ (70) $ (108) $ (507) $ (173) $ (893)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (10,368) $ (7,567) $ (215) $ (367) $ (1,680) $ (626) $ (2,765)
Total Dividends and Distributions
$ (10,368) $ (7,567) $ (215) $ (367) $ (1,680) $ (626) $ (2,765)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (3,854) $ (2,257)
Net realized gain (loss) on investments and futures ................................................................................ 78,074 89,836
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
155,274 84,007
Net Increase (Decrease) in Net Assets Resulting from Operations 229,494 171,586
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,444) (100,097)
Total Dividends and Distributions (86,444) (100,097)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(43,388) 1,973
Total Increase (Decrease) in Net Assets 99,662 73,462
Net Assets
Beginning of period .................................................................................................................
1,088,395 1,014,933
End of period .......................................................................................................................
$ 1,188,057 $ 1,088,395
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 6,487 $ 73,915 $ 384 $ 401 $ 1,554 $ 451 $ 2,131
Reinvested ........................................... 4,328 80,839 138 171 222 257 489
Redeemed ............................................
(10,441) (196,980) (680) (905) (2,152) (1,670) (2,327)
Net Increase (Decrease) ..................................
$ 374 $ (42,226) $ (158) $ (333) $ (376) $ (962) $ 293
Shares:
Sold ................................................ 705 6,263 42 40 142 40 173
Reinvested ........................................... 478 6,868 16 18 21 23 41
Redeemed ............................................
(1,150) (15,729) (71) (93) (211) (151) (192)
Net Increase (Decrease) ..................................
33 (2,598) (13) (35) (48) (88) 22
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 3,641 $ 61,476 $ 209 $ 288 $ 1,400 $ 375 $ 1,324
Reinvested ........................................... 4,398 93,995 206 195 312 373 618
Redeemed ............................................
(5,330) (153,196) (680) (554) (2,315) (1,527) (3,235)
Net Increase (Decrease) ..................................
$ 2,709 $ 2,275 $ (265) $ (71) $ (603) $ (779) $ (1,293)
Shares:
Sold ................................................ 393 5,401 23 29 131 33 119
Reinvested ........................................... 590 9,968 28 25 36 42 65
Redeemed ............................................
(590) (13,595) (77) (59) (224) (146) (283)
Net Increase (Decrease) ..................................
393 1,774 (26) (5) (57) (71) (99)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
Total Dividends and Distributions
$ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,398) $ (93,995) $ (206) $ (195) $ (312) $ (373) $ (618)
Total Dividends and Distributions
$ (4,398) $ (93,995) $ (206) $ (195) $ (312) $ (373) $ (618)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 13,554 $ 17,692
Net realized gain (loss) on investments and futures ................................................................................ 88,058 77,535
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(101,845) 22,392
Net Increase (Decrease) in Net Assets Resulting from Operations (233) 117,619
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (77,783) (120,996)
Total Dividends and Distributions (77,783) (120,996)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(226,184) (17,684)
Total Increase (Decrease) in Net Assets (304,200) (21,061)
Net Assets
Beginning of period .................................................................................................................
1,298,530 1,319,591
End of period .......................................................................................................................
$ 994,330 $ 1,298,530
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 14,570 $ 68,480 $ 894 $ 1,622 $ 10,962 $ 11,106 $ 17,801 $ 155,550
Reinvested .................................. 7,425 20,376 336 486 4,586 3,324 7,609 33,561
Redeemed ...................................
(29,357) (222,723) (3,400) (3,967) (28,941) (25,115) (50,053) (221,316)
Net Increase (Decrease) .........................
$ (7,362) $ (133,867) $ (2,170) $ (1,859) $ (13,393) $ (10,685) $ (24,643) $ (32,205)
Shares:
Sold ....................................... 879 3,915 48 88 603 596 961 9,382
Reinvested .................................. 377 1,001 17 23 221 160 362 1,650
Redeemed ...................................
(1,702) (12,117) (183) (210) (1,529) (1,330) (2,623) (11,817)
Net Increase (Decrease) .........................
(446) (7,201) (118) (99) (705) (574) (1,300) (785)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,515 $ 160,915 $ 1,514 $ 2,091 $ 18,064 $ 18,790 $ 29,316 $ 212,418
Reinvested .................................. 11,395 38,516 860 1,463 8,183 5,854 16,092 38,602
Redeemed ...................................
(21,326) (267,128) (4,484) (10,666) (33,986) (31,061) (87,146) (137,475)
Net Increase (Decrease) .........................
$ 1,584 $ (67,697) $ (2,110) $ (7,112) $ (7,739) $ (6,417) $ (41,738) $ 113,545
Shares:
Sold ....................................... 608 8,193 79 104 898 949 1,459 11,421
Reinvested .................................. 682 2,234 50 83 467 332 906 2,241
Redeemed ...................................
(1,127) (13,622) (233) (534) (1,723) (1,576) (4,410) (6,976)
Net Increase (Decrease) .........................
163 (3,195) (104) (347) (358) (295) (2,045) 6,686
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
Total Dividends and Distributions
$ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (11,408) $ (38,525) $ (860) $ (1,463) $ (8,183) $ (5,854) $ (16,100) $ (38,603)
Total Dividends and Distributions
$ (11,408) $ (38,525) $ (860) $ (1,463) $ (8,183) $ (5,854) $ (16,100) $ (38,603)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 34,572 $ 22,502
Net realized gain (loss) on investments and futures ................................................................................ (23,502) 92,866
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(144,672) 26,620
Net Increase (Decrease) in Net Assets Resulting from Operations (133,602) 141,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (127,497) (99,895)
Total Dividends and Distributions (127,497) (99,895)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(112,353) 1,518,601
Total Increase (Decrease) in Net Assets (373,452) 1,560,694
Net Assets
Beginning of period .................................................................................................................
2,501,397 940,703
End of period .......................................................................................................................
$ 2,127,945 $ 2,501,397
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 5,953 $ 6,119 $ 68,912 $ 440 $ 332 $ 2,440 $ 1,723 $ 2,837 $ 114,067
Reinvested ........................ 1,257 7,619 13,115 107 128 618 658 1,319 102,537
Redeemed .........................
(7,087) (20,944) (102,650) (970) (1,316) (4,274) (5,034) (9,072) (291,187)
Net Increase (Decrease) ...............
$ 123 $ (7,206) $ (20,623) $ (423) $ (856) $ (1,216) $ (2,653) $ (4,916) $ (74,583)
Shares:
Sold ............................. 468 493 5,639 36 27 212 137 224 9,089
Reinvested ........................ 88 537 913 8 9 44 46 92 7,119
Redeemed .........................
(567) (1,680) (7,880) (78) (107) (349) (393) (681) (22,318)
Net Increase (Decrease) ...............
(11) (650) (1,328) (34) (71) (93) (210) (365) (6,110)
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,421 $ 2,693 $ 122,583 $ 231 $ 229 $ 2,049 $ 3,436 $ 2,972 $ 1,263,534
Issued in acquisitions ................. 25,751 90,458 56,528 251 957 6,863 4,747 8,965 820,438
Reinvested ........................ – 6,856 87,757 331 258 912 871 2,803 –
Redeemed .........................
(3,836) (13,982) (781,257) (1,174) (1,060) (5,666) (4,343) (12,494) (173,481)
Net Increase (Decrease) ...............
$ 25,336 $ 86,025 $ (514,389) $ (361) $ 384 $ 4,158 $ 4,711 $ 2,246 $ 1,910,491
Shares:
Sold ............................. 247 195 8,983 18 18 153 253 216 91,519
Issued in acquisitions ................. 1,858 6,604 4,084 19 71 502 347 651 59,180
Reinvested ........................ – 579 7,312 29 22 77 74 236 –
Redeemed .........................
(277) (1,030) (57,182) (91) (82) (420) (325) (947) (12,517)
Net Increase (Decrease) ...............
1,828 6,348 (36,803) (25) 29 312 349 156 138,182
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
Total Dividends and Distributions
$ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Total Dividends and Distributions
$ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
(a)
Period from April 2, 2019, date operations commenced, through October 31, 2019 for Class A and R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,391 $ 9,593
Net realized gain (loss) on investments ............................................................................................. – 128
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 3,391 9,721
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,391) (9,721)
Total Dividends and Distributions (3,391) (9,721)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
277,106 31,009
Total Increase (Decrease) in Net Assets 277,106 31,009
Net Assets
Beginning of period .................................................................................................................
520,591 489,582
End of period .......................................................................................................................
$ 797,697 $ 520,591
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 353,233 $ 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
$ 99,881 $ 177,225
Shares:
Sold ................................................................................................. 353,233 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
99,881 177,225
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 202,489 $ 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
$ 10,283 $ 20,726
Shares:
Sold ................................................................................................. 202,489 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
10,283 20,726
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,595) $ (1,796)
Total Dividends and Distributions
$ (1,595) $ (1,796)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (4,738) $ (4,983)
Total Dividends and Distributions
$ (4,738) $ (4,983)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 53,356 $ 82,273
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ (234,289) (90,385)
Net change in unrealized appreciation/depreciation of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
(176,644) 139,123
Net Increase (Decrease) in Net Assets Resulting from Operations (357,577) 131,011
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (81,460) (248,680)
Total Dividends and Distributions (81,460) (248,680)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
172,214 (221,217)
Total Increase (Decrease) in Net Assets (266,823) (338,886)
Net Assets
Beginning of period .................................................................................................................
2,582,609 2,921,495
End of period .......................................................................................................................
$ 2,315,786 $ 2,582,609
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 820,939 $ 2 $ – $ 378 $ 26 $ 96
Reinvested ..................................................... 81,412 – – 15 15 18
Redeemed ......................................................
(730,162) (2) – (424) – (99)
Net Increase (Decrease) ............................................
$ 172,189 $ – $ – $ (31) $ 41 $ 15
Shares:
Sold .......................................................... 93,475 – – 50 3 11
Reinvested ..................................................... 8,125 – – 2 2 2
Redeemed ......................................................
(82,786) – – (53) – (13)
Net Increase (Decrease) ............................................
18,814 – – (1) 5 –
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 253,967 $ 1 $ – $ 121 $ 27 $ 49
Reinvested ..................................................... 248,546 1 1 43 40 48
Redeemed ......................................................
(723,784) (2) – (163) – (112)
Net Increase (Decrease) ............................................
$ (221,271) $ – $ 1 $ 1 $ 67 $ (15)
Shares:
Sold .......................................................... 27,151 – – 13 3 5
Reinvested ..................................................... 28,659 – – 5 5 6
Redeemed ......................................................
(77,979) – – (18) – (12)
Net Increase (Decrease) ............................................
(22,169) – – – 8 (1)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (81,412) $ – $ – $ (15) $ (15) $ (18)
Total Dividends and Distributions
$ (81,412) $ – $ – $ (15) $ (15) $ (18)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (248,547) $ (1) $ (1) $ (43) $ (40) $ (48)
Total Dividends and Distributions
$ (248,547) $ (1) $ (1) $ (43) $ (40) $ (48)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 17,134 $ 21,543
Net realized gain (loss) on investments and foreign currencies .................................................................... 94,069 144,409
Net change in unrealized appreciation/depreciation of investments ................................................................
55,892 115,262
Net Increase (Decrease) in Net Assets Resulting from Operations 167,095 281,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (147,162) (547,640)
Total Dividends and Distributions (147,162) (547,640)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(4,473) 290,807
Total Increase (Decrease) in Net Assets 15,460 24,381
Net Assets
Beginning of period .................................................................................................................
1,787,455 1,763,074
End of period .......................................................................................................................
$ 1,802,915 $ 1,787,455
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 37,639 $ 3,762 $ 138,877 $ 350 $ 165 $ 1,977 $ 3,075 $ 9,147
Reinvested .................................. 80,100 4,432 56,157 141 101 1,185 1,305 2,830
Redeemed ...................................
(134,275) (10,735) (170,543) (681) (1,491) (5,092) (7,980) (14,919)
Net Increase (Decrease) .........................
$ (16,536) $ (2,541) $ 24,491 $ (190) $ (1,225) $ (1,930) $ (3,600) $ (2,942)
Shares:
Sold ....................................... 783 123 2,753 7 3 40 65 191
Reinvested .................................. 1,621 140 1,101 3 2 24 26 56
Redeemed ...................................
(2,791) (353) (3,441) (14) (31) (105) (162) (300)
Net Increase (Decrease) .........................
(387) (90) 413 (4) (26) (41) (71) (53)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 42,317 $ 3,878 $ 142,531 $ 310 $ 483 $ 2,149 $ 2,697 $ 6,589
Reinvested .................................. 278,304 19,350 223,236 666 575 4,983 5,398 10,526
Redeemed ...................................
(147,369) (22,354) (254,524) (1,186) (1,667) (5,748) (6,335) (14,002)
Net Increase (Decrease) .........................
$ 173,252 $ 874 $ 111,243 $ (210) $ (609) $ 1,384 $ 1,760 $ 3,113
Shares:
Sold ....................................... 905 121 2,608 6 11 44 54 141
Reinvested .................................. 6,806 704 5,300 16 14 122 131 253
Redeemed ...................................
(3,098) (725) (5,386) (24) (33) (120) (138) (280)
Net Increase (Decrease) .........................
4,613 100 2,522 (2) (8) 46 47 114
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Total Dividends and Distributions
$ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Total Dividends and Distributions
$ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 15,915 $ 21,351
Net realized gain (loss) on investments ............................................................................................. 34,563 36,184
Net change in unrealized appreciation/depreciation of investments ................................................................
(9,916) 12,294
Net Increase (Decrease) in Net Assets Resulting from Operations 40,562 69,829
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (48,421) (61,532)
Total Dividends and Distributions (48,421) (61,532)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,487) (89,649)
Total Increase (Decrease) in Net Assets (17,346) (81,352)
Net Assets
Beginning of period .................................................................................................................
727,034 808,386
End of period .......................................................................................................................
$ 709,688 $ 727,034
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 2,610 $ 8,508 $ 46,846 $ 993 $ 1,097 $ 4,209 $ 1,412 $ 5,796
Reinvested .................................. 1,738 14,032 28,123 232 196 1,570 743 1,763
Redeemed ...................................
(4,108) (26,143) (75,791) (994) (1,684) (6,103) (4,308) (10,224)
Net Increase (Decrease) .........................
$ 240 $ (3,603) $ (822) $ 231 $ (391) $ (324) $ (2,153) $ (2,665)
Shares:
Sold ....................................... 200 667 3,646 78 85 322 111 450
Reinvested .................................. 133 1,087 2,171 19 15 122 58 136
Redeemed ...................................
(320) (2,045) (5,893) (77) (131) (470) (340) (806)
Net Increase (Decrease) .........................
13 (291) (76) 20 (31) (26) (171) (220)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 1,578 $ 4,069 $ 48,307 $ 405 $ 431 $ 2,006 $ 3,482 $ 2,746
Reinvested .................................. 1,999 16,644 35,501 335 405 2,099 1,249 3,273
Redeemed ...................................
(3,554) (26,799) (138,272) (1,598) (3,059) (8,331) (9,382) (23,183)
Net Increase (Decrease) .........................
$ 23 $ (6,086) $ (54,464) $ (858) $ (2,223) $ (4,226) $ (4,651) $ (17,164)
Shares:
Sold ....................................... 121 319 3,736 30 34 159 268 213
Reinvested .................................. 163 1,371 2,912 28 33 173 103 270
Redeemed ...................................
(274) (2,092) (10,772) (127) (232) (651) (734) (1,792)
Net Increase (Decrease) .........................
10 (402) (4,124) (69) (165) (319) (363) (1,309)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Total Dividends and Distributions
$ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Total Dividends and Distributions
$ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,133 $ 11,893
Net realized gain (loss) on investments ............................................................................................. 14,308 42,529
Net change in unrealized appreciation/depreciation of investments ................................................................
(1,821) (15,424)
Net Increase (Decrease) in Net Assets Resulting from Operations 20,620 38,998
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (44,920) (39,861)
Total Dividends and Distributions (44,920) (39,861)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(7,194) (107,232)
Total Increase (Decrease) in Net Assets (31,494) (108,095)
Net Assets
Beginning of period .................................................................................................................
383,487 491,582
End of period .......................................................................................................................
$ 351,993 $ 383,487
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 46,197 $ 411 $ 378 $ 3,560 $ 1,458 $ 4,307
Reinvested ..................................................... 34,502 410 284 4,119 2,085 3,505
Redeemed ......................................................
(81,171) (948) (1,267) (10,406) (6,315) (8,303)
Net Increase (Decrease) ............................................
$ (472) $ (127) $ (605) $ (2,727) $ (2,772) $ (491)
Shares:
Sold .......................................................... 4,864 46 39 389 158 461
Reinvested ..................................................... 3,637 44 31 446 224 376
Redeemed ......................................................
(8,668) (104) (136) (1,134) (689) (898)
Net Increase (Decrease) ............................................
(167) (14) (66) (299) (307) (61)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 37,005 $ 306 $ 757 $ 3,446 $ 1,634 $ 3,707
Reinvested ..................................................... 29,686 337 299 3,631 1,798 4,100
Redeemed ......................................................
(136,409) (1,355) (2,444) (19,346) (8,957) (25,427)
Net Increase (Decrease) ............................................
$ (69,718) $ (712) $ (1,388) $ (12,269) $ (5,525) $ (17,620)
Shares:
Sold .......................................................... 3,799 32 81 356 167 381
Reinvested ..................................................... 3,210 37 33 403 198 450
Redeemed ......................................................
(14,170) (141) (253) (2,004) (929) (2,621)
Net Increase (Decrease) ............................................
(7,161) (72) (139) (1,245) (564) (1,790)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
Total Dividends and Distributions
$ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (29,696) $ (337) $ (299) $ (3,631) $ (1,798) $ (4,100)
Total Dividends and Distributions
$ (29,696) $ (337) $ (299) $ (3,631) $ (1,798) $ (4,100)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 82,446 $ 107,773
Net realized gain (loss) on investments ............................................................................................. 148,437 268,109
Net change in unrealized appreciation/depreciation of investments ................................................................
(26,121) 44,808
Net Increase (Decrease) in Net Assets Resulting from Operations 204,762 420,690
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (324,723) (285,179)
Total Dividends and Distributions (324,723) (285,179)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(270,368) (564,400)
Total Increase (Decrease) in Net Assets (390,329) (428,889)
Net Assets
Beginning of period .................................................................................................................
3,973,854 4,402,743
End of period .......................................................................................................................
$ 3,583,525 $ 3,973,854
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 9,586 $ 38,045 $ 95,644 $ 1,515 $ 1,904 $ 9,321 $ 6,489 $ 16,319
Reinvested .................................. 7,817 71,943 210,631 1,430 1,553 9,582 5,590 15,606
Redeemed ...................................
(16,325) (132,173) (483,335) (4,999) (7,620) (31,888) (34,654) (62,349)
Net Increase (Decrease) .........................
$ 1,078 $ (22,185) $ (177,060) $ (2,054) $ (4,163) $ (12,985) $ (22,575) $ (30,424)
Shares:
Sold ....................................... 691 2,802 7,042 111 142 686 475 1,205
Reinvested .................................. 563 5,249 15,279 104 113 703 409 1,138
Redeemed ...................................
(1,204) (9,894) (35,901) (361) (560) (2,366) (2,626) (4,561)
Net Increase (Decrease) .........................
50 (1,843) (13,580) (146) (305) (977) (1,742) (2,218)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,216 $ 37,610 $ 118,879 $ 2,262 $ 3,433 $ 12,046 $ 7,679 $ 28,590
Reinvested .................................. 6,038 57,361 187,516 1,487 1,390 8,900 7,033 15,026
Redeemed ...................................
(16,260) (127,040) (704,055) (10,091) (10,407) (49,545) (56,769) (93,699)
Net Increase (Decrease) .........................
$ (2,006) $ (32,069) $ (397,660) $ (6,342) $ (5,584) $ (28,599) $ (42,057) $ (50,083)
Shares:
Sold ....................................... 595 2,743 8,922 166 254 896 565 2,105
Reinvested .................................. 472 4,544 14,769 118 110 708 559 1,189
Redeemed ...................................
(1,180) (9,330) (52,808) (755) (767) (3,684) (4,231) (6,855)
Net Increase (Decrease) .........................
(113) (2,043) (29,117) (471) (403) (2,080) (3,107) (3,561)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Total Dividends and Distributions
$ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Total Dividends and Distributions
$ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 31,844 $ 38,024
Net realized gain (loss) on investments ............................................................................................. 55,531 82,363
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,847) 43,098
Net Increase (Decrease) in Net Assets Resulting from Operations 83,528 163,485
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (101,273) (89,430)
Total Dividends and Distributions (101,273) (89,430)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
53,046 (162,961)
Total Increase (Decrease) in Net Assets 35,301 (88,906)
Net Assets
Beginning of period .................................................................................................................
1,495,354 1,584,260
End of period .......................................................................................................................
$ 1,530,655 $ 1,495,354
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 193,168 $ 1,746 $ 3,117 $ 12,135 $ 8,645 $ 16,289
Reinvested ..................................................... 79,752 635 739 8,470 3,992 7,449
Redeemed ......................................................
(191,117) (4,557) (4,254) (28,428) (23,610) (31,125)
Net Increase (Decrease) ............................................
$ 81,803 $ (2,176) $ (398) $ (7,823) $ (10,973) $ (7,387)
Shares:
Sold .......................................................... 17,021 161 279 1,092 780 1,454
Reinvested ..................................................... 6,923 57 66 752 351 652
Redeemed ......................................................
(16,945) (412) (407) (2,643) (2,163) (2,751)
Net Increase (Decrease) ............................................
6,999 (194) (62) (799) (1,032) (645)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 146,096 $ 1,583 $ 3,840 $ 15,451 $ 13,107 $ 20,971
Reinvested ..................................................... 68,799 592 721 7,540 4,157 7,448
Redeemed ......................................................
(318,650) (3,365) (6,494) (38,593) (34,277) (51,887)
Net Increase (Decrease) ............................................
$ (103,755) $ (1,190) $ (1,933) $ (15,602) $ (17,013) $ (23,468)
Shares:
Sold .......................................................... 13,353 146 360 1,419 1,188 1,887
Reinvested ..................................................... 6,709 59 72 751 410 732
Redeemed ......................................................
(29,324) (310) (595) (3,543) (3,110) (4,658)
Net Increase (Decrease) ............................................
(9,262) (105) (163) (1,373) (1,512) (2,039)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
Total Dividends and Distributions
$ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (68,959) $ (594) $ (731) $ (7,540) $ (4,158) $ (7,448)
Total Dividends and Distributions
$ (68,959) $ (594) $ (731) $ (7,540) $ (4,158) $ (7,448)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 112,965 $ 128,321
Net realized gain (loss) on investments ............................................................................................. 255,400 275,467
Net change in unrealized appreciation/depreciation of investments ................................................................
(69,221) 207,739
Net Increase (Decrease) in Net Assets Resulting from Operations 299,144 611,527
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (346,217) (394,095)
Total Dividends and Distributions (346,217) (394,095)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(76,619) (242,682)
Total Increase (Decrease) in Net Assets (123,692) (25,250)
Net Assets
Beginning of period .................................................................................................................
5,478,826 5,504,076
End of period .......................................................................................................................
$ 5,355,134 $ 5,478,826
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 13,843 $ 40,058 $ 201,928 $ 2,503 $ 3,248 $ 14,728 $ 7,618 $ 33,335
Reinvested .................................. 7,271 74,699 232,523 1,180 1,484 8,548 5,058 15,104
Redeemed ...................................
(17,817) (131,337) (434,529) (4,058) (6,925) (32,700) (33,816) (78,565)
Net Increase (Decrease) .........................
$ 3,297 $ (16,580) $ (78) $ (375) $ (2,193) $ (9,424) $ (21,140) $ (30,126)
Shares:
Sold ....................................... 959 2,809 14,138 177 225 1,035 514 2,306
Reinvested .................................. 495 5,117 15,874 81 101 587 334 1,033
Redeemed ...................................
(1,241) (9,327) (30,414) (287) (482) (2,328) (2,341) (5,441)
Net Increase (Decrease) .........................
213 (1,401) (402) (29) (156) (706) (1,493) (2,102)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,039 $ 33,479 $ 216,475 $ 3,637 $ 2,834 $ 17,189 $ 12,415 $ 41,749
Reinvested .................................. 7,687 81,851 262,927 1,508 1,703 10,746 8,491 18,800
Redeemed ...................................
(14,272) (115,661) (623,817) (8,695) (8,570) (44,526) (64,849) (94,822)
Net Increase (Decrease) .........................
$ 4,454 $ (331) $ (144,415) $ (3,550) $ (4,033) $ (16,591) $ (43,943) $ (34,273)
Shares:
Sold ....................................... 789 2,401 15,831 261 204 1,235 856 2,985
Reinvested .................................. 598 6,405 20,511 119 133 843 642 1,468
Redeemed ...................................
(1,021) (8,252) (45,778) (630) (613) (3,197) (4,520) (6,731)
Net Increase (Decrease) .........................
366 554 (9,436) (250) (276) (1,119) (3,022) (2,278)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Total Dividends and Distributions
$ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Total Dividends and Distributions
$ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 24,657 $ 27,223
Net realized gain (loss) on investments ............................................................................................. 48,459 73,568
Net change in unrealized appreciation/depreciation of investments ................................................................
(265) 35,488
Net Increase (Decrease) in Net Assets Resulting from Operations 72,851 136,279
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,141) (82,804)
Total Dividends and Distributions (86,141) (82,804)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
82,926 (71,938)
Total Increase (Decrease) in Net Assets 69,636 (18,463)
Net Assets
Beginning of period .................................................................................................................
1,209,375 1,227,838
End of period .......................................................................................................................
$ 1,279,011 $ 1,209,375
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 156,742 $ 1,374 $ 1,601 $ 9,382 $ 6,419 $ 13,982
Reinvested ..................................................... 69,034 542 799 5,925 3,130 6,579
Redeemed ......................................................
(129,135) (2,908) (3,288) (15,849) (15,010) (26,393)
Net Increase (Decrease) ............................................
$ 96,641 $ (992) $ (888) $ (542) $ (5,461) $ (5,832)
Shares:
Sold .......................................................... 13,146 120 138 795 545 1,183
Reinvested ..................................................... 5,621 45 67 491 257 539
Redeemed ......................................................
(10,685) (247) (299) (1,377) (1,297) (2,217)
Net Increase (Decrease) ............................................
8,082 (82) (94) (91) (495) (495)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 137,078 $ 1,317 $ 3,278 $ 10,550 $ 9,659 $ 16,994
Reinvested ..................................................... 64,347 630 750 5,918 3,703 7,352
Redeemed ......................................................
(229,643) (4,324) (4,375) (25,987) (27,759) (41,426)
Net Increase (Decrease) ............................................
$ (28,218) $ (2,377) $ (347) $ (9,519) $ (14,397) $ (17,080)
Shares:
Sold .......................................................... 11,801 114 280 914 825 1,446
Reinvested ..................................................... 5,996 60 71 561 348 689
Redeemed ......................................................
(20,007) (375) (378) (2,258) (2,357) (3,495)
Net Increase (Decrease) ............................................
(2,210) (201) (27) (783) (1,184) (1,360)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
Total Dividends and Distributions
$ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (64,436) $ (630) $ (765) $ (5,918) $ (3,703) $ (7,352)
Total Dividends and Distributions
$ (64,436) $ (630) $ (765) $ (5,918) $ (3,703) $ (7,352)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 73,417 $ 80,070
Net realized gain (loss) on investments ............................................................................................. 173,873 222,122
Net change in unrealized appreciation/depreciation of investments ................................................................
(37,115) 130,683
Net Increase (Decrease) in Net Assets Resulting from Operations 210,175 432,875
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (269,913) (300,183)
Total Dividends and Distributions (269,913) (300,183)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
70,055 (75,506)
Total Increase (Decrease) in Net Assets 10,317 57,186
Net Assets
Beginning of period .................................................................................................................
3,798,251 3,741,065
End of period .......................................................................................................................
$ 3,808,568 $ 3,798,251
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 9,465 $ 32,307 $ 146,950 $ 2,155 $ 3,513 $ 12,263 $ 6,669 $ 24,610
Reinvested .................................. 6,524 52,980 184,762 947 1,526 6,393 4,570 12,059
Redeemed ...................................
(11,467) (70,779) (247,596) (4,262) (7,637) (19,012) (28,635) (48,250)
Net Increase (Decrease) .........................
$ 4,522 $ 14,508 $ 84,116 $ (1,160) $ (2,598) $ (356) $ (17,396) $ (11,581)
Shares:
Sold ....................................... 644 2,181 9,797 146 230 817 448 1,644
Reinvested .................................. 428 3,439 11,877 62 99 417 297 779
Redeemed ...................................
(768) (4,795) (16,467) (280) (509) (1,282) (1,981) (3,155)
Net Increase (Decrease) .........................
304 825 5,207 (72) (180) (48) (1,236) (732)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,776 $ 24,912 $ 195,965 $ 2,106 $ 2,823 $ 10,500 $ 9,496 $ 30,766
Reinvested .................................. 6,760 56,074 205,005 1,399 1,534 7,931 7,013 14,270
Redeemed ...................................
(11,906) (58,823) (448,111) (6,366) (5,422) (28,895) (39,773) (61,540)
Net Increase (Decrease) .........................
$ 3,630 $ 22,163 $ (47,141) $ (2,861) $ (1,065) $ (10,464) $ (23,264) $ (16,504)
Shares:
Sold ....................................... 601 1,678 13,424 143 193 714 649 2,097
Reinvested .................................. 513 4,207 15,237 105 115 598 528 1,066
Redeemed ...................................
(818) (3,977) (31,109) (433) (366) (1,977) (2,761) (4,138)
Net Increase (Decrease) .........................
296 1,908 (2,448) (185) (58) (665) (1,584) (975)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Total Dividends and Distributions
$ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Total Dividends and Distributions
$ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 17,068 $ 18,006
Net realized gain (loss) on investments ............................................................................................. 28,823 53,131
Net change in unrealized appreciation/depreciation of investments ................................................................
7,167 30,228
Net Increase (Decrease) in Net Assets Resulting from Operations 53,058 101,365
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (61,368) (56,772)
Total Dividends and Distributions (61,368) (56,772)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
73,002 (17,019)
Total Increase (Decrease) in Net Assets 64,692 27,574
Net Assets
Beginning of period .................................................................................................................
893,921 866,347
End of period .......................................................................................................................
$ 958,613 $ 893,921
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 119,061 $ 855 $ 1,942 $ 7,182 $ 4,594 $ 10,184
Reinvested ..................................................... 49,015 314 618 4,426 2,059 4,856
Redeemed ......................................................
(87,684) (2,310) (2,670) (12,129) (9,595) (17,716)
Net Increase (Decrease) ............................................
$ 80,392 $ (1,141) $ (110) $ (521) $ (2,942) $ (2,676)
Shares:
Sold .......................................................... 9,594 72 162 591 375 837
Reinvested ..................................................... 3,768 25 49 350 161 379
Redeemed ......................................................
(6,860) (187) (224) (995) (804) (1,410)
Net Increase (Decrease) ............................................
6,502 (90) (13) (54) (268) (194)
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 110,483 $ 1,136 $ 2,225 $ 8,841 $ 6,274 $ 14,306
Reinvested ..................................................... 44,159 377 612 4,298 2,275 4,969
Redeemed ......................................................
(153,363) (2,463) (3,997) (17,181) (15,149) (24,821)
Net Increase (Decrease) ............................................
$ 1,279 $ (950) $ (1,160) $ (4,042) $ (6,600) $ (5,546)
Shares:
Sold .......................................................... 9,185 95 185 733 515 1,167
Reinvested ..................................................... 3,970 35 57 397 208 454
Redeemed ......................................................
(12,900) (203) (329) (1,438) (1,239) (2,036)
Net Increase (Decrease) ............................................
255 (73) (87) (308) (516) (415)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
Total Dividends and Distributions
$ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (44,223) $ (385) $ (622) $ (4,298) $ (2,275) $ (4,969)
Total Dividends and Distributions
$ (44,223) $ (385) $ (622) $ (4,298) $ (2,275) $ (4,969)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 41,687 $ 44,174
Net realized gain (loss) on investments ............................................................................................. 85,407 135,986
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,759) 80,814
Net Increase (Decrease) in Net Assets Resulting from Operations 123,335 260,974
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (159,390) (162,841)
Total Dividends and Distributions (159,390) (162,841)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
87,984 (23,857)
Total Increase (Decrease) in Net Assets 51,929 74,276
Net Assets
Beginning of period .................................................................................................................
2,253,414 2,179,138
End of period .......................................................................................................................
$ 2,305,343 $ 2,253,414
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 10,138 $ 15,502 $ 145,147 $ 1,904 $ 4,445 $ 11,846 $ 5,748 $ 18,868
Reinvested .................................. 5,095 16,928 120,882 639 1,096 4,392 3,053 7,193
Redeemed ...................................
(12,951) (27,697) (179,474) (4,321) (5,620) (14,787) (15,931) (24,111)
Net Increase (Decrease) .........................
$ 2,282 $ 4,733 $ 86,555 $ (1,778) $ (79) $ 1,451 $ (7,130) $ 1,950
Shares:
Sold ....................................... 672 1,070 9,783 129 292 798 388 1,258
Reinvested .................................. 323 1,113 7,697 41 71 284 196 460
Redeemed ...................................
(840) (1,922) (11,732) (277) (374) (980) (1,095) (1,558)
Net Increase (Decrease) .........................
155 261 5,748 (107) (11) 102 (511) 160
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,381 $ 12,641 $ 181,526 $ 2,522 $ 2,733 $ 11,189 $ 7,679 $ 16,072
Reinvested .................................. 5,135 16,590 122,336 898 1,017 4,886 3,535 8,350
Redeemed ...................................
(15,638) (22,133) (307,706) (4,506) (5,171) (20,323) (16,455) (39,415)
Net Increase (Decrease) .........................
$ (122) $ 7,098 $ (3,844) $ (1,086) $ (1,421) $ (4,248) $ (5,241) $ (14,993)
Shares:
Sold ....................................... 692 864 12,457 171 185 758 518 1,088
Reinvested .................................. 383 1,278 9,149 68 77 370 266 627
Redeemed ...................................
(1,053) (1,526) (21,205) (309) (345) (1,386) (1,124) (2,650)
Net Increase (Decrease) .........................
22 616 401 (70) (83) (258) (340) (935)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Total Dividends and Distributions
$ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Total Dividends and Distributions
$ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,639 $ 8,102
Net realized gain (loss) on investments ............................................................................................. 10,236 24,222
Net change in unrealized appreciation/depreciation of investments ................................................................
9,681 19,234
Net Increase (Decrease) in Net Assets Resulting from Operations 28,556 51,558
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (28,473) (23,464)
Total Dividends and Distributions (28,473) (23,464)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
50,136 34,300
Total Increase (Decrease) in Net Assets 50,219 62,394
Net Assets
Beginning of period .................................................................................................................
464,602 402,208
End of period .......................................................................................................................
$ 514,821 $ 464,602
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 86,783 $ 944 $ 1,875 $ 5,971 $ 3,246 $ 8,740
Reinvested ..................................................... 23,292 149 245 1,840 871 2,061
Redeemed ......................................................
(65,191) (1,587) (1,490) (6,523) (4,305) (6,785)
Net Increase (Decrease) ............................................
$ 44,884 $ (494) $ 630 $ 1,288 $ (188) $ 4,016
Shares:
Sold .......................................................... 6,577 73 145 462 249 675
Reinvested ..................................................... 1,658 11 18 135 63 149
Redeemed ......................................................
(4,686) (118) (120) (503) (338) (504)
Net Increase (Decrease) ............................................
3,549 (34) 43 94 (26) 320
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 94,891 $ 1,244 $ 1,817 $ 6,941 $ 4,228 $ 8,802
Reinvested ..................................................... 18,505 170 235 1,641 915 1,987
Redeemed ......................................................
(74,697) (1,776) (2,465) (8,540) (7,744) (11,854)
Net Increase (Decrease) ............................................
$ 38,699 $ (362) $ (413) $ 42 $ (2,601) $ (1,065)
Shares:
Sold .......................................................... 7,384 99 143 541 327 676
Reinvested ..................................................... 1,572 15 21 143 79 171
Redeemed ......................................................
(5,911) (140) (190) (676) (588) (911)
Net Increase (Decrease) ............................................
3,045 (26) (26) 8 (182) (64)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
Total Dividends and Distributions
$ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (18,513) $ (170) $ (238) $ (1,641) $ (915) $ (1,987)
Total Dividends and Distributions
$ (18,513) $ (170) $ (238) $ (1,641) $ (915) $ (1,987)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,904 $ 5,906
Net realized gain (loss) on investments ............................................................................................. 6,746 17,655
Net change in unrealized appreciation/depreciation of investments ................................................................
9,249 15,962
Net Increase (Decrease) in Net Assets Resulting from Operations 22,899 39,523
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (22,201) (14,977)
Total Dividends and Distributions (22,201) (14,977)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
72,178 57,510
Total Increase (Decrease) in Net Assets 72,876 82,056
Net Assets
Beginning of period .................................................................................................................
370,044 287,988
End of period .......................................................................................................................
$ 442,920 $ 370,044
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 2,549 $ 88,917 $ 879 $ 1,838 $ 5,347 $ 2,469 $ 8,119
Reinvested ........................................... 619 19,317 88 140 677 375 981
Redeemed ............................................
(2,219) (43,255) (1,224) (820) (3,908) (3,485) (5,226)
Net Increase (Decrease) ..................................
$ 949 $ 64,979 $ (257) $ 1,158 $ 2,116 $ (641) $ 3,874
Shares:
Sold ................................................ 182 6,432 64 135 398 177 587
Reinvested ........................................... 42 1,305 6 9 46 26 67
Redeemed ............................................
(161) (3,049) (85) (60) (291) (252) (368)
Net Increase (Decrease) ..................................
63 4,688 (15) 84 153 (49) 286
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 2,276 $ 84,078 $ 1,074 $ 841 $ 3,913 $ 2,510 $ 6,159
Reinvested ........................................... 428 12,830 78 84 486 304 766
Redeemed ............................................
(1,327) (42,965) (783) (967) (3,216) (2,891) (6,168)
Net Increase (Decrease) ..................................
$ 1,377 $ 53,943 $ 369 $ (42) $ 1,183 $ (77) $ 757
Shares:
Sold ................................................ 164 6,116 80 62 286 183 447
Reinvested ........................................... 35 1,039 6 7 40 25 62
Redeemed ............................................
(101) (3,172) (58) (70) (236) (215) (448)
Net Increase (Decrease) ..................................
98 3,983 28 (1) 90 (7) 61
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
Total Dividends and Distributions
$ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (428) $ (12,830) $ (79) $ (84) $ (486) $ (304) $ (766)
Total Dividends and Distributions
$ (428) $ (12,830) $ (79) $ (84) $ (486) $ (304) $ (766)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 311 $ 195
Net realized gain (loss) on investments ............................................................................................. (600) 600
Net change in unrealized appreciation/depreciation of investments ................................................................
2,476 860
Net Increase (Decrease) in Net Assets Resulting from Operations 2,187 1,655
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (694) (312)
Total Dividends and Distributions (694) (312)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
13,609 4,602
Total Increase (Decrease) in Net Assets 15,102 5,945
Net Assets
Beginning of period .................................................................................................................
15,723 9,778
End of period .......................................................................................................................
$ 30,825 $ 15,723
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .......................................................... $ 22,549 $ 212 $ 595 $ 2,767 $ 389 $ 1,994
Reinvested ..................................................... 546 5 9 81 17 36
Redeemed ......................................................
(9,895) (298) (606) (3,559) (365) (868)
Net Increase (Decrease) ............................................
$ 13,200 $ (81) $ (2) $ (711) $ 41 $ 1,162
Shares:
Sold .......................................................... 2,137 19 55 258 40 183
Reinvested ..................................................... 48 – 1 7 1 3
Redeemed ......................................................
(906) (26) (60) (326) (34) (82)
Net Increase (Decrease) ............................................
1,279 (7) (4) (61) 7 104
Year Ended October 31, 2019
Dollars:
Sold .......................................................... $ 10,425 $ 95 $ 262 $ 1,105 $ 399 $ 617
Reinvested ..................................................... 232 3 4 48 12 13
Redeemed ......................................................
(6,920) (82) (175) (636) (364) (436)
Net Increase (Decrease) ............................................
$ 3,737 $ 16 $ 91 $ 517 $ 47 $ 194
Shares:
Sold .......................................................... 996 9 25 106 38 59
Reinvested ..................................................... 25 – – 5 1 1
Redeemed ......................................................
(652) (8) (17) (61) (34) (42)
Net Increase (Decrease) ............................................
369 1 8 50 5 18
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .............. $ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
Total Dividends and Distributions
$ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .............. $ (232) $ (3) $ (4) $ (48) $ (12) $ (13)
Total Dividends and Distributions
$ (232) $ (3) $ (4) $ (48) $ (12) $ (13)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,330 $ 1,461
Net realized gain (loss) on investments ............................................................................................. 686 839
Net change in unrealized appreciation/depreciation of investments ................................................................
3,479 7,802
Net Increase (Decrease) in Net Assets Resulting from Operations 6,495 10,102
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,164) (1,355)
Total Dividends and Distributions (3,164) (1,355)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
81 43,012
Total Increase (Decrease) in Net Assets 3,412 51,759
Net Assets
Beginning of period .................................................................................................................
102,550 50,791
End of period .......................................................................................................................
$ 105,962 $ 102,550
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 13,709 $ 4,368 $ 67 $ 25 $ 6,720
Reinvested ............................................................... 644 671 1 1 1,846
Redeemed ................................................................
(4,582) (8,519) – – (14,870)
Net Increase (Decrease) ......................................................
$ 9,771 $ (3,480) $ 68 $ 26 $ (6,304)
Shares:
Sold .................................................................... 1,197 394 6 2 582
Reinvested ............................................................... 57 59 – – 161
Redeemed ................................................................
(405) (750) – – (1,294)
Net Increase (Decrease) ......................................................
849 (297) 6 2 (551)
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 11,962 $ 4,439 $ 30 $ 41 $ 53,836
Reinvested ............................................................... 168 429 – – 758
Redeemed ................................................................
(1,146) (13,465) – – (14,040)
Net Increase (Decrease) ......................................................
$ 10,984 $ (8,597) $ 30 $ 41 $ 40,554
Shares:
Sold .................................................................... 1,100 405 3 4 5,202
Reinvested ............................................................... 16 42 – – 74
Redeemed ................................................................
(106) (1,262) – – (1,275)
Net Increase (Decrease) ......................................................
1,010 (815) 3 4 4,001
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (644) $ (672) $ (1) $ (1) $ (1,846)
Total Dividends and Distributions
$ (644) $ (672) $ (1) $ (1) $ (1,846)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (168) $ (429) $ – $ – $ (758)
Total Dividends and Distributions
$ (168) $ (429) $ – $ – $ (758)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,533 $ 3,989
Net realized gain (loss) on investments ............................................................................................. 3,340 3,016
Net change in unrealized appreciation/depreciation of investments ................................................................
10,353 26,595
Net Increase (Decrease) in Net Assets Resulting from Operations 21,226 33,600
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,359) (4,804)
Total Dividends and Distributions (10,359) (4,804)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
8,453 160,360
Total Increase (Decrease) in Net Assets 19,320 189,156
Net Assets
Beginning of period .................................................................................................................
331,878 142,722
End of period .......................................................................................................................
$ 351,198 $ 331,878
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 50,264 $ 8,034 $ 197 $ 1,291 $ 26,891
Reinvested ............................................................... 1,447 2,398 15 11 6,488
Redeemed ................................................................
(11,187) (43,852) (32) (267) (33,245)
Net Increase (Decrease) ......................................................
$ 40,524 $ (33,420) $ 180 $ 1,035 $ 134
Shares:
Sold .................................................................... 4,329 706 18 109 2,362
Reinvested ............................................................... 124 206 1 1 557
Redeemed ................................................................
(993) (3,801) (3) (23) (2,872)
Net Increase (Decrease) ......................................................
3,460 (2,889) 16 87 47
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 35,523 $ 14,223 $ 486 $ 352 $ 170,537
Reinvested ............................................................... 508 2,292 – – 2,003
Redeemed ................................................................
(6,263) (34,449) – – (24,852)
Net Increase (Decrease) ......................................................
$ 29,768 $ (17,934) $ 486 $ 352 $ 147,688
Shares:
Sold .................................................................... 3,217 1,274 43 31 16,476
Reinvested ............................................................... 50 223 – – 196
Redeemed ................................................................
(562) (3,180) – – (2,243)
Net Increase (Decrease) ......................................................
2,705 (1,683) 43 31 14,429
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,447) $ (2,398) $ (15) $ (11) $ (6,488)
Total Dividends and Distributions
$ (1,447) $ (2,398) $ (15) $ (11) $ (6,488)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (508) $ (2,292) $ – $ – $ (2,004)
Total Dividends and Distributions
$ (508) $ (2,292) $ – $ – $ (2,004)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 5,736 $ 2,925
Net realized gain (loss) on investments ............................................................................................. 1,464 3,133
Net change in unrealized appreciation/depreciation of investments ................................................................
9,618 17,712
Net Increase (Decrease) in Net Assets Resulting from Operations 16,818 23,770
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,465) (3,963)
Total Dividends and Distributions (8,465) (3,963)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
65,624 99,265
Total Increase (Decrease) in Net Assets 73,977 119,072
Net Assets
Beginning of period .................................................................................................................
243,274 124,202
End of period .......................................................................................................................
$ 317,251 $ 243,274
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 56,173 $ 10,297 $ 235 $ 548 $ 41,789
Reinvested ............................................................... 1,812 2,064 7 14 4,558
Redeemed ................................................................
(13,759) (19,066) (29) (36) (18,983)
Net Increase (Decrease) ......................................................
$ 44,226 $ (6,705) $ 213 $ 526 $ 27,364
Shares:
Sold .................................................................... 4,733 869 20 45 3,521
Reinvested ............................................................... 152 172 1 1 380
Redeemed ................................................................
(1,198) (1,635) (3) (3) (1,613)
Net Increase (Decrease) ......................................................
3,687 (594) 18 43 2,288
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 36,428 $ 13,536 $ 161 $ 404 $ 93,922
Reinvested ............................................................... 594 1,687 – – 1,682
Redeemed ................................................................
(4,463) (30,362) (1) – (14,323)
Net Increase (Decrease) ......................................................
$ 32,559 $ (15,139) $ 160 $ 404 $ 81,281
Shares:
Sold .................................................................... 3,227 1,188 14 35 8,876
Reinvested ............................................................... 57 162 – – 162
Redeemed ................................................................
(394) (2,750) – – (1,260)
Net Increase (Decrease) ......................................................
2,890 (1,400) 14 35 7,778
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,822) $ (2,064) $ (7) $ (14) $ (4,558)
Total Dividends and Distributions
$ (1,822) $ (2,064) $ (7) $ (14) $ (4,558)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (594) $ (1,687) $ – $ – $ (1,682)
Total Dividends and Distributions
$ (594) $ (1,687) $ – $ – $ (1,682)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,789 $ 3,633
Net realized gain (loss) on investments ............................................................................................. 3,378 5,033
Net change in unrealized appreciation/depreciation of investments ................................................................
10,247 21,265
Net Increase (Decrease) in Net Assets Resulting from Operations 20,414 29,931
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (11,306) (5,565)
Total Dividends and Distributions (11,306) (5,565)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
32,418 112,033
Total Increase (Decrease) in Net Assets 41,526 136,399
Net Assets
Beginning of period .................................................................................................................
295,273 158,874
End of period .......................................................................................................................
$ 336,799 $ 295,273
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 45,242 $ 11,697 $ 545 $ 2,805 $ 39,845
Reinvested ............................................................... 1,605 3,344 28 4 6,325
Redeemed ................................................................
(10,481) (48,492) (533) (50) (19,466)
Net Increase (Decrease) ......................................................
$ 36,366 $ (33,451) $ 40 $ 2,759 $ 26,704
Shares:
Sold .................................................................... 3,819 993 45 229 3,420
Reinvested ............................................................... 132 275 2 – 520
Redeemed ................................................................
(918) (4,118) (43) (4) (1,651)
Net Increase (Decrease) ......................................................
3,033 (2,850) 4 225 2,289
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 29,545 $ 21,388 $ 418 $ 41 $ 103,855
Reinvested ............................................................... 508 2,687 – – 2,370
Redeemed ................................................................
(3,260) (29,945) – – (15,574)
Net Increase (Decrease) ......................................................
$ 26,793 $ (5,870) $ 418 $ 41 $ 90,651
Shares:
Sold .................................................................... 2,584 1,857 36 3 9,764
Reinvested ............................................................... 49 257 – – 227
Redeemed ................................................................
(284) (2,679) – – (1,364)
Net Increase (Decrease) ......................................................
2,349 (565) 36 3 8,627
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
Total Dividends and Distributions
$ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (508) $ (2,687) $ – $ – $ (2,370)
Total Dividends and Distributions
$ (508) $ (2,687) $ – $ – $ (2,370)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,141 $ 2,022
Net realized gain (loss) on investments ............................................................................................. 1,575 3,180
Net change in unrealized appreciation/depreciation of investments ................................................................
7,215 13,269
Net Increase (Decrease) in Net Assets Resulting from Operations 12,931 18,471
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,940) (3,469)
Total Dividends and Distributions (6,940) (3,469)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
55,633 68,401
Total Increase (Decrease) in Net Assets 61,624 83,403
Net Assets
Beginning of period .................................................................................................................
179,600 96,197
End of period .......................................................................................................................
$ 241,224 $ 179,600
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 36,708 $ 9,878 $ 585 $ 434 $ 31,749
Reinvested ............................................................... 1,225 2,021 9 18 3,667
Redeemed ................................................................
(8,666) (13,446) (185) (22) (8,342)
Net Increase (Decrease) ......................................................
$ 29,267 $ (1,547) $ 409 $ 430 $ 27,074
Shares:
Sold .................................................................... 3,064 826 51 35 2,629
Reinvested ............................................................... 99 162 1 1 293
Redeemed ................................................................
(744) (1,147) (16) (2) (689)
Net Increase (Decrease) ......................................................
2,419 (159) 36 34 2,233
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 21,569 $ 15,602 $ 228 $ 410 $ 57,078
Reinvested ............................................................... 411 1,483 – – 1,575
Redeemed ................................................................
(2,113) (20,195) (1) – (7,646)
Net Increase (Decrease) ......................................................
$ 19,867 $ (3,110) $ 227 $ 410 $ 51,007
Shares:
Sold .................................................................... 1,848 1,332 19 34 5,255
Reinvested ............................................................... 39 140 – – 149
Redeemed ................................................................
(182) (1,776) – – (649)
Net Increase (Decrease) ......................................................
1,705 (304) 19 34 4,755
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
Total Dividends and Distributions
$ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (411) $ (1,483) $ – $ – $ (1,575)
Total Dividends and Distributions
$ (411) $ (1,483) $ – $ – $ (1,575)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,636 $ 2,237
Net realized gain (loss) on investments ............................................................................................. 2,302 4,078
Net change in unrealized appreciation/depreciation of investments ................................................................
6,547 15,858
Net Increase (Decrease) in Net Assets Resulting from Operations 13,485 22,173
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,271) (4,247)
Total Dividends and Distributions (8,271) (4,247)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
23,839 79,248
Total Increase (Decrease) in Net Assets 29,053 97,174
Net Assets
Beginning of period .................................................................................................................
205,392 108,218
End of period .......................................................................................................................
$ 234,445 $ 205,392
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 27,567 $ 6,355 $ 679 $ 1,336 $ 28,031
Reinvested ............................................................... 1,160 2,454 18 18 4,621
Redeemed ................................................................
(6,920) (29,849) (271) (73) (11,287)
Net Increase (Decrease) ......................................................
$ 21,807 $ (21,040) $ 426 $ 1,281 $ 21,365
Shares:
Sold .................................................................... 2,284 530 55 106 2,318
Reinvested ............................................................... 92 195 1 1 366
Redeemed ................................................................
(572) (2,438) (21) (6) (927)
Net Increase (Decrease) ......................................................
1,804 (1,713) 35 101 1,757
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 20,866 $ 15,315 $ 422 $ 421 $ 68,675
Reinvested ............................................................... 357 2,151 – – 1,739
Redeemed ................................................................
(3,095) (21,211) – (24) (6,368)
Net Increase (Decrease) ......................................................
$ 18,128 $ (3,745) $ 422 $ 397 $ 64,046
Shares:
Sold .................................................................... 1,785 1,300 35 35 6,357
Reinvested ............................................................... 34 203 – – 164
Redeemed ................................................................
(261) (1,856) – (2) (541)
Net Increase (Decrease) ......................................................
1,558 (353) 35 33 5,980
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
Total Dividends and Distributions
$ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (357) $ (2,151) $ – $ – $ (1,739)
Total Dividends and Distributions
$ (357) $ (2,151) $ – $ – $ (1,739)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,549 $ 1,091
Net realized gain (loss) on investments ............................................................................................. 1,257 2,108
Net change in unrealized appreciation/depreciation of investments ................................................................
3,579 8,457
Net Increase (Decrease) in Net Assets Resulting from Operations 7,385 11,656
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,395) (2,178)
Total Dividends and Distributions (4,395) (2,178)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
33,873 45,870
Total Increase (Decrease) in Net Assets 36,863 55,348
Net Assets
Beginning of period .................................................................................................................
113,407 58,059
End of period .......................................................................................................................
$ 150,270 $ 113,407
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 18,280 $ 6,651 $ 534 $ 339 $ 23,483
Reinvested ............................................................... 616 1,396 9 12 2,362
Redeemed ................................................................
(4,279) (10,545) (44) (29) (4,912)
Net Increase (Decrease) ......................................................
$ 14,617 $ (2,498) $ 499 $ 322 $ 20,933
Shares:
Sold .................................................................... 1,492 536 45 28 1,900
Reinvested ............................................................... 48 109 1 1 185
Redeemed ................................................................
(354) (874) (4) (3) (405)
Net Increase (Decrease) ......................................................
1,186 (229) 42 26 1,680
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 11,862 $ 12,590 $ 150 $ 287 $ 37,678
Reinvested ............................................................... 181 1,161 – – 836
Redeemed ................................................................
(1,407) (14,752) – – (2,716)
Net Increase (Decrease) ......................................................
$ 10,636 $ (1,001) $ 150 $ 287 $ 35,798
Shares:
Sold .................................................................... 1,005 1,058 12 23 3,450
Reinvested ............................................................... 17 109 – – 79
Redeemed ................................................................
(118) (1,288) – – (228)
Net Increase (Decrease) ......................................................
904 (121) 12 23 3,301
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (616) $ (1,396) $ (9) $ (12) $ (2,362)
Total Dividends and Distributions
$ (616) $ (1,396) $ (9) $ (12) $ (2,362)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (181) $ (1,161) $ – $ – $ (836)
Total Dividends and Distributions
$ (181) $ (1,161) $ – $ – $ (836)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,230 $ 1,100
Net realized gain (loss) on investments ............................................................................................. 1,270 2,389
Net change in unrealized appreciation/depreciation of investments ................................................................
3,517 6,927
Net Increase (Decrease) in Net Assets Resulting from Operations 7,017 10,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,402) (2,151)
Total Dividends and Distributions (4,402) (2,151)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,442 39,232
Total Increase (Decrease) in Net Assets 17,057 47,497
Net Assets
Beginning of period .................................................................................................................
102,914 55,417
End of period .......................................................................................................................
$ 119,971 $ 102,914
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 14,054 $ 5,224 $ 384 $ 616 $ 20,580
Reinvested ............................................................... 590 1,771 7 14 2,020
Redeemed ................................................................
(2,242) (23,349) (74) (45) (5,108)
Net Increase (Decrease) ......................................................
$ 12,402 $ (16,354) $ 317 $ 585 $ 17,492
Shares:
Sold .................................................................... 1,158 423 33 49 1,694
Reinvested ............................................................... 45 137 1 1 157
Redeemed ................................................................
(184) (1,872) (8) (4) (411)
Net Increase (Decrease) ......................................................
1,019 (1,312) 26 46 1,440
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 9,438 $ 11,553 $ 64 $ 294 $ 28,917
Reinvested ............................................................... 170 1,381 – – 600
Redeemed ................................................................
(813) (9,796) (3) – (2,573)
Net Increase (Decrease) ......................................................
$ 8,795 $ 3,138 $ 61 $ 294 $ 26,944
Shares:
Sold .................................................................... 795 966 5 24 2,629
Reinvested ............................................................... 16 129 – – 56
Redeemed ................................................................
(70) (855) – – (215)
Net Increase (Decrease) ......................................................
741 240 5 24 2,470
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (590) $ (1,771) $ (7) $ (14) $ (2,020)
Total Dividends and Distributions
$ (590) $ (1,771) $ (7) $ (14) $ (2,020)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (170) $ (1,381) $ – $ – $ (600)
Total Dividends and Distributions
$ (170) $ (1,381) $ – $ – $ (600)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 813 $ 305
Net realized gain (loss) on investments ............................................................................................. 293 647
Net change in unrealized appreciation/depreciation of investments ................................................................
1,352 2,551
Net Increase (Decrease) in Net Assets Resulting from Operations 2,458 3,503
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,368) (609)
Total Dividends and Distributions (1,368) (609)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,912 15,543
Total Increase (Decrease) in Net Assets 16,002 18,437
Net Assets
Beginning of period .................................................................................................................
36,442 18,005
End of period .......................................................................................................................
$ 52,444 $ 36,442
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 5,501 $ 4,070 $ 210 $ 289 $ 11,328
Reinvested ............................................................... 169 510 2 5 682
Redeemed ................................................................
(743) (5,478) (31) (45) (1,557)
Net Increase (Decrease) ......................................................
$ 4,927 $ (898) $ 181 $ 249 $ 10,453
Shares:
Sold .................................................................... 441 324 18 24 913
Reinvested ............................................................... 13 39 – – 52
Redeemed ................................................................
(59) (443) (2) (4) (123)
Net Increase (Decrease) ......................................................
395 (80) 16 20 842
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 3,163 $ 6,488 $ 53 $ 67 $ 12,837
Reinvested ............................................................... 50 390 – – 169
Redeemed ................................................................
(523) (5,984) – – (1,167)
Net Increase (Decrease) ......................................................
$ 2,690 $ 894 $ 53 $ 67 $ 11,839
Shares:
Sold .................................................................... 264 537 4 5 1,145
Reinvested ............................................................... 5 36 – – 16
Redeemed ................................................................
(45) (513) – – (97)
Net Increase (Decrease) ......................................................
224 60 4 5 1,064
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (169) $ (510) $ (2) $ (5) $ (682)
Total Dividends and Distributions
$ (169) $ (510) $ (2) $ (5) $ (682)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (50) $ (390) $ – $ – $ (169)
Total Dividends and Distributions
$ (50) $ (390) $ – $ – $ (169)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 261 $ 103
Net realized gain (loss) on investments ............................................................................................. 9 232
Net change in unrealized appreciation/depreciation of investments ................................................................
720 809
Net Increase (Decrease) in Net Assets Resulting from Operations 990 1,144
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (469) (161)
Total Dividends and Distributions (469) (161)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
4,747 6,096
Total Increase (Decrease) in Net Assets 5,268 7,079
Net Assets
Beginning of period .................................................................................................................
12,483 5,404
End of period .......................................................................................................................
$ 17,751 $ 12,483
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 2,405 $ 2,322 $ 66 $ 270 $ 4,980
Reinvested ............................................................... 59 176 1 1 231
Redeemed ................................................................
(730) (3,455) (3) (15) (1,561)
Net Increase (Decrease) ......................................................
$ 1,734 $ (957) $ 64 $ 256 $ 3,650
Shares:
Sold .................................................................... 189 186 5 21 400
Reinvested ............................................................... 5 13 – – 17
Redeemed ................................................................
(58) (267) – (1) (120)
Net Increase (Decrease) ......................................................
136 (68) 5 20 297
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 1,027 $ 2,470 $ 28 $ 18 $ 4,328
Reinvested ............................................................... 14 88 – – 58
Redeemed ................................................................
(157) (1,066) – – (712)
Net Increase (Decrease) ......................................................
$ 884 $ 1,492 $ 28 $ 18 $ 3,674
Shares:
Sold .................................................................... 86 203 2 2 372
Reinvested ............................................................... 1 8 – – 5
Redeemed ................................................................
(13) (91) – – (59)
Net Increase (Decrease) ......................................................
74 120 2 2 318
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (59) $ (176) $ (2) $ (1) $ (231)
Total Dividends and Distributions
$ (59) $ (176) $ (2) $ (1) $ (231)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (14) $ (88) $ – $ – $ (59)
Total Dividends and Distributions
$ (14) $ (88) $ – $ – $ (59)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 36 $ 11
Net realized gain (loss) on investments ............................................................................................. 31 (289)
Net change in unrealized appreciation/depreciation of investments ................................................................
129 290
Net Increase (Decrease) in Net Assets Resulting from Operations 196 12
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (38) (18)
Total Dividends and Distributions (38) (18)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,454 (3,081)
Total Increase (Decrease) in Net Assets 1,612 (3,087)
Net Assets
Beginning of period .................................................................................................................
1,345 4,432
End of period .......................................................................................................................
$ 2,957 $ 1,345
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 1,432 $ 401 $ 3 $ 11 $ 1,320
Reinvested ............................................................... 23 5 – – 10
Redeemed ................................................................
(587) (335) (3) – (826)
Net Increase (Decrease) ......................................................
$ 868 $ 71 $ – $ 11 $ 504
Shares:
Sold .................................................................... 129 37 – 1 123
Reinvested ............................................................... 2 – – – 1
Redeemed ................................................................
(52) (30) – – (75)
Net Increase (Decrease) ......................................................
79 7 – 1 49
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 383 $ 241 $ 10 $ 10 $ 1,677
Reinvested ............................................................... 14 3 – – 1
Redeemed ................................................................
(211) (82) – – (5,128)
Net Increase (Decrease) ......................................................
$ 186 $ 162 $ 10 $ 10 $ (3,450)
Shares:
Sold .................................................................... 37 23 1 1 166
Reinvested ............................................................... 2 – – – –
Redeemed ................................................................
(21) (8) – – (513)
Net Increase (Decrease) ......................................................
18 15 1 1 (347)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (23) $ (5) $ – $ – $ (10)
Total Dividends and Distributions
$ (23) $ (5) $ – $ – $ (10)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (14) $ (3) $ – $ – $ (1)
Total Dividends and Distributions
$ (14) $ (3) $ – $ – $ (1)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,338 $ 977
Net realized gain (loss) on investments ............................................................................................. 177 276
Net change in unrealized appreciation/depreciation of investments ................................................................
1,934 3,752
Net Increase (Decrease) in Net Assets Resulting from Operations 3,449 5,005
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,656) (759)
Total Dividends and Distributions (1,656) (759)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
5,622 26,628
Total Increase (Decrease) in Net Assets 7,415 30,874
Net Assets
Beginning of period .................................................................................................................
57,084 26,210
End of period .......................................................................................................................
$ 64,499 $ 57,084
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................................................................... $ 12,059 $ 2,172 $ 142 $ 103 $ 9,041
Reinvested ............................................................... 247 384 8 – 1,017
Redeemed ................................................................
(2,588) (4,041) (32) (11) (12,879)
Net Increase (Decrease) ......................................................
$ 9,718 $ (1,485) $ 118 $ 92 $ (2,821)
Shares:
Sold .................................................................... 1,099 200 13 10 817
Reinvested ............................................................... 23 36 1 – 94
Redeemed ................................................................
(240) (373) (3) (1) (1,175)
Net Increase (Decrease) ......................................................
882 (137) 11 9 (264)
Year Ended October 31, 2019
(a)
Dollars:
Sold .................................................................... $ 5,834 $ 4,348 $ 222 $ 16 $ 28,923
Reinvested ............................................................... 84 262 – – 413
Redeemed ................................................................
(1,061) (6,406) (3) – (6,004)
Net Increase (Decrease) ......................................................
$ 4,857 $ (1,796) $ 219 $ 16 $ 23,332
Shares:
Sold .................................................................... 561 418 20 2 2,886
Reinvested ............................................................... 8 26 – – 42
Redeemed ................................................................
(101) (617) – – (575)
Net Increase (Decrease) ......................................................
468 (173) 20 2 2,353
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................ $ (247) $ (384) $ (8) $ – $ (1,017)
Total Dividends and Distributions
$ (247) $ (384) $ (8) $ – $ (1,017)
Year Ended October 31, 2019
(a)
From net investment income and net realized gain on investments ........................ $ (84) $ (262) $ – $ – $ (413)
Total Dividends and Distributions
$ (84) $ (262) $ – $ – $ (413)
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-3 and R-5 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 9,530 $ 12,116
Net realized gain (loss) on investments ............................................................................................. 7,837 13,519
Net change in unrealized appreciation/depreciation of investments ................................................................
6,026 12,460
Net Increase (Decrease) in Net Assets Resulting from Operations 23,393 38,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,490) (30,084)
Total Dividends and Distributions (21,490) (30,084)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
15,208 (28,361)
Total Increase (Decrease) in Net Assets 17,111 (20,350)
Net Assets
Beginning of period .................................................................................................................
417,142 437,492
End of period .......................................................................................................................
$ 434,253 $ 417,142
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 2,098 $ 4,153 $ 57,534 $ 512 $ 841 $ 1,852 $ 1,538 $ 4,375
Reinvested .................................. 767 3,380 15,190 131 191 609 273 924
Redeemed ...................................
(3,033) (9,582) (49,083) (1,301) (1,103) (4,679) (2,228) (8,151)
Net Increase (Decrease) .........................
$ (168) $ (2,049) $ 23,641 $ (658) $ (71) $ (2,218) $ (417) $ (2,852)
Shares:
Sold ....................................... 171 353 4,720 43 69 155 128 363
Reinvested .................................. 63 283 1,263 11 16 51 23 77
Redeemed ...................................
(248) (803) (4,115) (107) (92) (390) (188) (671)
Net Increase (Decrease) .........................
(14) (167) 1,868 (53) (7) (184) (37) (231)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 940 $ 2,569 $ 40,210 $ 251 $ 373 $ 3,176 $ 4,651 $ 10,920
Reinvested .................................. 1,098 4,607 20,824 191 262 1,197 515 1,351
Redeemed ...................................
(2,696) (8,514) (78,042) (874) (768) (9,736) (7,700) (13,166)
Net Increase (Decrease) .........................
$ (658) $ (1,338) $ (17,008) $ (432) $ (133) $ (5,363) $ (2,534) $ (895)
Shares:
Sold ....................................... 78 217 3,388 21 31 274 396 916
Reinvested .................................. 96 409 1,841 17 23 107 46 119
Redeemed ...................................
(225) (722) (6,636) (73) (63) (839) (645) (1,105)
Net Increase (Decrease) .........................
(51) (96) (1,407) (35) (9) (458) (203) (70)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Total Dividends and Distributions
$ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Total Dividends and Distributions
$ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 78,460 $ 65,763
Net realized gain (loss) on investments ............................................................................................. 32,428 85,723
Net change in unrealized appreciation/depreciation of investments ................................................................
(940,286) 935,521
Net Increase (Decrease) in Net Assets Resulting from Operations (829,398) 1,087,007
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (142,199) (161,995)
Total Dividends and Distributions (142,199) (161,995)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
220,363 592,953
Total Increase (Decrease) in Net Assets (751,234) 1,517,965
Net Assets
Beginning of period .................................................................................................................
5,178,663 3,660,698
End of period .......................................................................................................................
$ 4,427,429 $ 5,178,663
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 86,037 $ 7,178 $ 12,433 $ 1,087,483 $ 950 $ 1,803 $ 8,875 $ 8,086 $ 26,333 $ 458,569
Reinvested .............. 6,779 827 4,474 63,549 64 192 937 888 3,734 46,542
Redeemed ...............
(110,186) (17,196) (30,864) (939,658) (2,611) (6,296) (17,148) (14,791) (47,641) (418,979)
Net Increase (Decrease) .....
$ (17,370) $ (9,191) $ (13,957) $ 211,374 $ (1,597) $ (4,301) $ (7,336) $ (5,817) $ (17,574) $ 86,132
Shares:
Sold ................... 3,445 284 503 43,952 35 75 361 328 1,077 18,125
Reinvested .............. 273 33 187 2,581 3 8 38 37 157 1,891
Redeemed ...............
(4,481) (733) (1,293) (38,924) (101) (264) (708) (617) (1,982) (17,046)
Net Increase (Decrease) .....
(763) (416) (603) 7,609 (63) (181) (309) (252) (748) 2,970
Year Ended October 31, 2019
Dollars:
Sold ................... $ 101,474 $ 8,514 $ 10,383 $ 1,122,318 $ 877 $ 3,460 $ 10,615 $ 7,340 $ 33,731 $ 456,892
Reinvested .............. 8,457 1,374 6,127 68,954 129 308 1,418 1,462 5,972 49,760
Redeemed ...............
(83,348) (14,159) (20,500) (743,664) (1,330) (8,553) (13,628) (18,527) (76,193) (326,710)
Net Increase (Decrease) .....
$ 26,583 $ (4,271) $ (3,990) $ 447,608 $ (324) $ (4,785) $ (1,595) $ (9,725) $ (36,490) $ 179,942
Shares:
Sold ................... 3,928 337 412 44,216 34 141 427 298 1,369 17,814
Reinvested .............. 351 59 262 2,820 6 14 61 64 259 2,046
Redeemed ...............
(3,284) (577) (833) (29,255) (52) (354) (549) (779) (3,137) (13,132)
Net Increase (Decrease) .....
995 (181) (159) 17,781 (12) (199) (61) (417) (1,509) 6,728
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
Total Dividends and
Distributions
$ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Total Dividends and
Distributions
$ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 72,682 $ 92,219
Net realized gain (loss) on investments ............................................................................................. 84,530 119,377
Net change in unrealized appreciation/depreciation of investments ................................................................
(25,116) 276,965
Net Increase (Decrease) in Net Assets Resulting from Operations 132,096 488,561
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (174,366) (399,497)
Total Dividends and Distributions (174,366) (399,497)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(212,633) (20,321)
Total Increase (Decrease) in Net Assets (254,903) 68,743
Net Assets
Beginning of period .................................................................................................................
4,527,506 4,458,763
End of period .......................................................................................................................
$ 4,272,603 $ 4,527,506
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 122,255 $ 25,679 $ 108,746 $ 99,857 $ 420 $ 779 $ 3,997 $ 1,570 $ 6,437
Reinvested ........................ 81,459 11,814 45,159 32,066 101 80 899 506 1,285
Redeemed .........................
(319,083) (95,062) (163,825) (155,979) (1,043) (694) (6,121) (2,847) (11,088)
Net Increase (Decrease) ...............
$ (115,369) $ (57,569) $ (9,920) $ (24,056) $ (522) $ 165 $ (1,225) $ (771) $ (3,366)
Shares:
Sold ............................. 7,983 1,703 7,378 6,639 28 52 264 102 431
Reinvested ........................ 5,201 760 3,004 2,093 6 5 59 33 84
Redeemed .........................
(21,009) (6,384) (11,237) (10,459) (68) (48) (405) (184) (748)
Net Increase (Decrease) ...............
(7,825) (3,921) (855) (1,727) (34) 9 (82) (49) (233)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 331,455 $ 32,785 $ 85,499 $ 111,057 $ 455 $ 183 $ 4,371 $ 2,897 $ 5,672
Reinvested ........................ 172,513 51,432 97,031 67,794 278 277 2,435 1,958 3,331
Redeemed .........................
(328,722) (337,152) (143,714) (143,219) (1,020) (1,638) (11,151) (14,706) (10,422)
Net Increase (Decrease) ...............
$ 175,246 $ (252,935) $ 38,816 $ 35,632 $ (287) $ (1,178) $ (4,345) $ (9,851) $ (1,419)
Shares:
Sold ............................. 22,818 2,212 5,883 7,521 30 13 294 204 378
Reinvested ........................ 12,289 3,760 7,163 4,905 20 20 178 143 242
Redeemed .........................
(21,899) (23,640) (9,893) (9,661) (68) (109) (764) (997) (701)
Net Increase (Decrease) ...............
13,208 (17,668) 3,153 2,765 (18) (76) (292) (650) (81)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
Total Dividends and Distributions
$ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Total Dividends and Distributions
$ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 31,739 $ 40,614
Net realized gain (loss) on investments ............................................................................................. 20,519 26,331
Net change in unrealized appreciation/depreciation of investments ................................................................
(2,440) 96,659
Net Increase (Decrease) in Net Assets Resulting from Operations 49,818 163,604
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (54,075) (117,523)
Total Dividends and Distributions (54,075) (117,523)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(38,562) (18,404)
Total Increase (Decrease) in Net Assets (42,819) 27,677
Net Assets
Beginning of period .................................................................................................................
1,701,373 1,673,696
End of period .......................................................................................................................
$ 1,658,554 $ 1,701,373
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 69,118 $ 11,746 $ 125,044 $ 30,791 $ 514 $ 214 $ 2,862 $ 1,846 $ 3,826
Reinvested ........................ 16,984 3,702 22,659 9,088 68 8 398 374 558
Redeemed .........................
(92,569) (38,231) (126,514) (66,999) (586) (80) (5,361) (2,485) (5,537)
Net Increase (Decrease) ...............
$ (6,467) $ (22,783) $ 21,189 $ (27,120) $ (4) $ 142 $ (2,101) $ (265) $ (1,153)
Shares:
Sold ............................. 5,769 995 10,635 2,615 44 17 242 155 321
Reinvested ........................ 1,410 308 1,912 764 6 1 33 31 47
Redeemed .........................
(7,805) (3,251) (10,919) (5,695) (50) (7) (446) (209) (467)
Net Increase (Decrease) ...............
(626) (1,948) 1,628 (2,316) – 11 (171) (23) (99)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 107,293 $ 19,955 $ 88,060 $ 58,034 $ 541 $ 96 $ 3,134 $ 6,594 $ 3,790
Reinvested ........................ 34,140 13,510 44,867 20,902 157 28 846 1,336 1,205
Redeemed .........................
(91,480) (103,174) (94,138) (110,184) (534) (345) (1,997) (16,658) (4,382)
Net Increase (Decrease) ...............
$ 49,953 $ (69,709) $ 38,789 $ (31,248) $ 164 $ (221) $ 1,983 $ (8,728) $ 613
Shares:
Sold ............................. 9,354 1,735 7,597 4,978 48 8 269 589 325
Reinvested ........................ 3,047 1,231 4,060 1,887 14 3 77 121 109
Redeemed .........................
(7,812) (9,120) (8,136) (9,541) (46) (29) (172) (1,442) (376)
Net Increase (Decrease) ...............
4,589 (6,154) 3,521 (2,676) 16 (18) 174 (732) 58
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
Total Dividends and Distributions
$ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Total Dividends and Distributions
$ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 42,923 $ 47,547
Net realized gain (loss) on investments ............................................................................................. 70,003 86,283
Net change in unrealized appreciation/depreciation of investments ................................................................
(32,711) 221,815
Net Increase (Decrease) in Net Assets Resulting from Operations 80,215 355,645
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (122,305) (356,538)
Total Dividends and Distributions (122,305) (356,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(166,648) 63,187
Total Increase (Decrease) in Net Assets (208,738) 62,294
Net Assets
Beginning of period .................................................................................................................
3,035,335 2,973,041
End of period .......................................................................................................................
$ 2,826,597 $ 3,035,335
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 81,248 $ 16,027 $ 70,981 $ 49,555 $ 120 $ 804 $ 1,575 $ 1,160 $ 4,172
Reinvested ........................ 65,472 8,172 25,286 20,386 42 33 653 261 1,069
Redeemed .........................
(238,081) (57,581) (94,235) (106,241) (180) (167) (5,619) (2,275) (9,285)
Net Increase (Decrease) ...............
$ (91,361) $ (33,382) $ 2,032 $ (36,300) $ (18) $ 670 $ (3,391) $ (854) $ (4,044)
Shares:
Sold ............................. 4,856 1,036 4,387 2,973 7 48 98 71 254
Reinvested ........................ 3,690 503 1,486 1,179 3 2 38 15 62
Redeemed .........................
(14,240) (3,716) (5,887) (6,482) (11) (10) (334) (134) (573)
Net Increase (Decrease) ...............
(5,694) (2,177) (14) (2,330) (1) 40 (198) (48) (257)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 290,454 $ 24,343 $ 41,841 $ 54,476 $ 126 $ 172 $ 2,808 $ 3,955 $ 5,218
Reinvested ........................ 166,193 56,642 67,962 55,742 131 163 2,562 1,315 3,102
Redeemed .........................
(234,889) (289,667) (71,526) (92,127) (257) (760) (8,520) (9,159) (7,113)
Net Increase (Decrease) ...............
$ 221,758 $ (208,682) $ 38,277 $ 18,091 $ – $ (425) $ (3,150) $ (3,889) $ 1,207
Shares:
Sold ............................. 18,363 1,608 2,584 3,367 8 11 174 260 318
Reinvested ........................ 11,044 4,102 4,697 3,791 9 11 177 90 212
Redeemed .........................
(14,142) (19,875) (4,466) (5,676) (17) (46) (548) (565) (438)
Net Increase (Decrease) ...............
15,265 (14,165) 2,815 1,482 – (24) (197) (215) 92
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Total Dividends and Distributions
$ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Total Dividends and Distributions
$ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 55,140 $ 74,279
Net realized gain (loss) on investments ............................................................................................. 30,155 11,700
Net change in unrealized appreciation/depreciation of investments ................................................................
(30,971) 160,339
Net Increase (Decrease) in Net Assets Resulting from Operations 54,324 246,318
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (66,442) (173,866)
Total Dividends and Distributions (66,442) (173,866)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(14,130) 63,502
Total Increase (Decrease) in Net Assets (26,248) 135,954
Net Assets
Beginning of period .................................................................................................................
2,703,297 2,567,343
End of period .......................................................................................................................
$ 2,677,049 $ 2,703,297
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 239,617 $ 29,502 $ 175,024 $ 59,969 $ 699 $ 57 $ 1,250 $ 3,713 $ 2,344
Reinvested ........................ 25,727 4,277 29,636 5,790 55 11 102 91 196
Redeemed .........................
(233,175) (60,588) (205,454) (84,029) (1,639) (435) (1,704) (2,283) (2,883)
Net Increase (Decrease) ...............
$ 32,169 $ (26,809) $ (794) $ (18,270) $ (885) $ (367) $ (352) $ 1,521 $ (343)
Shares:
Sold ............................. 19,546 2,444 14,432 4,863 58 5 101 314 192
Reinvested ........................ 2,091 351 2,431 473 5 1 8 8 16
Redeemed .........................
(19,239) (5,028) (17,200) (6,924) (137) (37) (138) (189) (238)
Net Increase (Decrease) ...............
2,398 (2,233) (337) (1,588) (74) (31) (29) 133 (30)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 249,244 $ 31,892 $ 116,273 $ 56,292 $ 1,443 $ 231 $ 1,147 $ 1,996 $ 1,900
Reinvested ........................ 62,283 18,403 75,656 14,712 116 59 334 332 698
Redeemed .........................
(201,511) (115,637) (168,512) (70,714) (156) (493) (1,913) (4,761) (5,812)
Net Increase (Decrease) ...............
$ 110,016 $ (65,342) $ 23,417 $ 290 $ 1,403 $ (203) $ (432) $ (2,433) $ (3,214)
Shares:
Sold ............................. 20,803 2,675 9,730 4,714 119 19 96 169 158
Reinvested ........................ 5,334 1,604 6,537 1,264 10 5 29 29 61
Redeemed .........................
(16,766) (9,866) (14,169) (5,912) (13) (40) (160) (399) (496)
Net Increase (Decrease) ...............
9,371 (5,587) 2,098 66 116 (16) (35) (201) (277)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
Total Dividends and Distributions
$ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Total Dividends and Distributions
$ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 21,111 $ 24,518
Net realized gain (loss) on investments ............................................................................................. 61,415 63,615
Net change in unrealized appreciation/depreciation of investments ................................................................
(14,680) 148,864
Net Increase (Decrease) in Net Assets Resulting from Operations 67,846 236,997
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,694) (303,856)
Total Dividends and Distributions (86,694) (303,856)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(81,087) 130,889
Total Increase (Decrease) in Net Assets (99,935) 64,030
Net Assets
Beginning of period .................................................................................................................
1,878,911 1,814,881
End of period .......................................................................................................................
$ 1,778,976 $ 1,878,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 68,915 $ 12,623 $ 39,201 $ 31,741 $ 1,441 $ 212 $ 1,401 $ 978 $ 2,892
Reinvested ........................ 49,686 5,804 15,072 13,775 18 107 354 406 853
Redeemed .........................
(154,578) (35,045) (63,816) (60,810) (1,688) (94) (3,035) (2,358) (5,142)
Net Increase (Decrease) ...............
$ (35,977) $ (16,618) $ (9,543) $ (15,294) $ (229) $ 225 $ (1,280) $ (974) $ (1,397)
Shares:
Sold ............................. 3,958 798 2,346 1,838 91 13 80 57 166
Reinvested ........................ 2,627 347 831 749 1 6 19 22 47
Redeemed .........................
(8,738) (2,201) (3,775) (3,501) (96) (6) (172) (135) (306)
Net Increase (Decrease) ...............
(2,153) (1,056) (598) (914) (4) 13 (73) (56) (93)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 178,069 $ 14,052 $ 24,056 $ 37,382 $ 164 $ 152 $ 1,215 $ 1,883 $ 3,943
Reinvested ........................ 153,600 48,567 49,165 43,611 100 375 1,740 2,219 2,556
Redeemed .........................
(146,950) (175,130) (40,953) (51,983) (404) (225) (5,363) (7,151) (3,801)
Net Increase (Decrease) ...............
$ 184,719 $ (112,511) $ 32,268 $ 29,010 $ (140) $ 302 $ (2,408) $ (3,049) $ 2,698
Shares:
Sold ............................. 10,670 889 1,422 2,191 9 9 74 116 226
Reinvested ........................ 9,743 3,458 3,244 2,838 7 25 115 146 168
Redeemed .........................
(8,335) (11,764) (2,406) (3,024) (24) (13) (324) (422) (219)
Net Increase (Decrease) ...............
12,078 (7,417) 2,260 2,005 (8) 21 (135) (160) 175
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Total Dividends and Distributions
$ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Total Dividends and Distributions
$ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 98,701 $ 118,152
Net realized gain (loss) on investments ............................................................................................. 51,880 17,597
Net change in unrealized appreciation/depreciation of investments ................................................................
35,432 107,667
Net Increase (Decrease) in Net Assets Resulting from Operations 186,013 243,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (99,847) (118,525)
Total Dividends and Distributions (99,847) (118,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
565,444 354,233
Total Increase (Decrease) in Net Assets 651,610 479,124
Net Assets
Beginning of period .................................................................................................................
5,265,524 4,786,400
End of period .......................................................................................................................
$ 5,917,134 $ 5,265,524
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 311,172 $ 28,675 $ 75,090 $ 1,822,124 $ 1,111 $ 464 $ 6,210 $ 7,772 $ 9,578
Reinvested ........................ 4,916 375 2,344 89,474 8 18 185 65 241
Redeemed .........................
(186,946) (24,498) (43,106) (1,515,167) (572) (300) (6,126) (5,306) (12,357)
Net Increase (Decrease) ...............
$ 129,142 $ 4,552 $ 34,328 $ 396,431 $ 547 $ 182 $ 269 $ 2,531 $ (2,538)
Shares:
Sold ............................. 25,012 2,321 6,053 146,591 90 38 501 625 773
Reinvested ........................ 396 30 189 7,213 1 1 15 5 19
Redeemed .........................
(15,100) (1,978) (3,506) (122,713) (46) (24) (493) (427) (996)
Net Increase (Decrease) ...............
10,308 373 2,736 31,091 45 15 23 203 (204)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 158,743 $ 26,066 $ 28,487 $ 1,293,385 $ 1,280 $ 293 $ 4,007 $ 3,607 $ 11,191
Reinvested ........................ 5,628 744 2,844 105,626 10 24 262 84 312
Redeemed .........................
(154,038) (39,709) (26,686) (1,045,019) (1,718) (684) (5,048) (8,351) (7,107)
Net Increase (Decrease) ...............
$ 10,333 $ (12,899) $ 4,645 $ 353,992 $ (428) $ (367) $ (779) $ (4,660) $ 4,396
Shares:
Sold ............................. 13,060 2,158 2,343 106,073 106 24 328 298 925
Reinvested ........................ 462 61 234 8,675 1 2 21 7 26
Redeemed .........................
(12,676) (3,270) (2,196) (86,053) (142) (56) (414) (694) (585)
Net Increase (Decrease) ...............
846 (1,051) 381 28,695 (35) (30) (65) (389) 366
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
Total Dividends and Distributions
$ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Total Dividends and Distributions
$ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 516 $ 976
Net realized gain (loss) on investments ............................................................................................. 21,563 41,296
Net change in unrealized appreciation/depreciation of investments ................................................................
2,631 3,345
Net Increase (Decrease) in Net Assets Resulting from Operations 24,710 45,617
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (39,575) (83,738)
Total Dividends and Distributions (39,575) (83,738)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
36,356 63,674
Total Increase (Decrease) in Net Assets 21,491 25,553
Net Assets
Beginning of period .................................................................................................................
667,978 642,425
End of period .......................................................................................................................
$ 689,469 $ 667,978
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 14,484 $ 2,202 $ 6,697 $ 84,314 $ 174 $ 348 $ 1,785 $ 9,018 $ 9,609 $ 24,260
Reinvested .............. 12,521 1,738 11,886 6,115 135 80 520 1,462 1,375 3,537
Redeemed ...............
(35,796) (7,542) (26,839) (50,957) (789) (1,387) (4,160) (7,246) (6,936) (14,252)
Net Increase (Decrease) .....
$ (8,791) $ (3,602) $ (8,256) $ 39,472 $ (480) $ (959) $ (1,855) $ 3,234 $ 4,048 $ 13,545
Shares:
Sold ................... 760 138 379 4,147 10 19 95 473 458 1,156
Reinvested .............. 601 96 602 269 7 4 25 67 62 156
Redeemed ...............
(1,888) (461) (1,491) (2,549) (44) (75) (215) (371) (340) (674)
Net Increase (Decrease) .....
(527) (227) (510) 1,867 (27) (52) (95) 169 180 638
Year Ended October 31, 2019
Dollars:
Sold ................... $ 18,837 $ 2,399 $ 5,002 $ 57,610 $ 235 $ 783 $ 2,007 $ 11,173 $ 10,114 $ 21,386
Reinvested .............. 27,519 4,816 25,797 9,936 328 209 1,454 2,552 2,996 6,629
Redeemed ...............
(34,259) (11,757) (20,064) (46,417) (393) (1,790) (4,843) (5,777) (11,124) (11,684)
Net Increase (Decrease) .....
$ 12,097 $ (4,542) $ 10,735 $ 21,129 $ 170 $ (798) $ (1,382) $ 7,948 $ 1,986 $ 16,331
Shares:
Sold ................... 941 134 259 2,632 12 42 98 527 453 960
Reinvested .............. 1,579 314 1,555 525 20 13 84 140 160 350
Redeemed ...............
(1,696) (680) (1,040) (2,147) (20) (92) (239) (271) (508) (531)
Net Increase (Decrease) .....
824 (232) 774 1,010 12 (37) (57) 396 105 779
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Total Dividends and
Distributions
$ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Total Dividends and
Distributions
$ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (9,621) $ (9,112)
Net realized gain (loss) on investments and futures ................................................................................ 144,468 145,832
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
288,676 35,376
Net Increase (Decrease) in Net Assets Resulting from Operations 423,523 172,096
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (139,062) (233,532)
Total Dividends and Distributions (139,062) (233,532)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
125,644 93,356
Total Increase (Decrease) in Net Assets 410,105 31,920
Net Assets
Beginning of period .................................................................................................................
1,783,123 1,751,203
End of period .......................................................................................................................
$ 2,193,228 $ 1,783,123
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 14,032 $ 122,083 $ 668 $ 694 $ 5,277 $ 3,944 $ 10,789 $ 231,374
Reinvested .................................. 7,482 11,853 157 242 1,191 1,128 3,016 112,255
Redeemed ...................................
(21,119) (86,564) (825) (1,785) (7,971) (4,085) (13,844) (264,348)
Net Increase (Decrease) .........................
$ 395 $ 47,372 $ – $ (849) $ (1,503) $ 987 $ (39) $ 79,281
Shares:
Sold ....................................... 1,566 8,869 64 68 490 322 828 16,508
Reinvested .................................. 833 882 15 25 111 97 244 8,358
Redeemed ...................................
(2,354) (6,453) (78) (181) (746) (349) (1,094) (19,552)
Net Increase (Decrease) .........................
45 3,298 1 (88) (145) 70 (22) 5,314
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 9,940 $ 66,887 $ 538 $ 1,133 $ 4,006 $ 5,110 $ 8,173 $ 129,322
Reinvested .................................. 11,679 18,079 360 505 2,262 1,840 6,014 190,615
Redeemed ...................................
(12,989) (82,385) (1,225) (1,861) (6,698) (5,858) (17,637) (234,454)
Net Increase (Decrease) .........................
$ 8,630 $ 2,581 $ (327) $ (223) $ (430) $ 1,092 $ (3,450) $ 85,483
Shares:
Sold ....................................... 1,063 5,041 50 112 376 426 658 9,853
Reinvested .................................. 1,557 1,671 43 62 258 194 601 17,649
Redeemed ...................................
(1,396) (6,331) (118) (189) (625) (517) (1,484) (18,062)
Net Increase (Decrease) .........................
1,224 381 (25) (15) 9 103 (225) 9,440
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
Total Dividends and Distributions
$ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (11,699) $ (20,162) $ (360) $ (580) $ (2,262) $ (1,840) $ (6,014) $ (190,615)
Total Dividends and Distributions
$ (11,699) $ (20,162) $ (360) $ (580) $ (2,262) $ (1,840) $ (6,014) $ (190,615)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 12,685 $ 14,356
Net realized gain (loss) on investments and futures ................................................................................ 3,789 89,047
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(96,596) (59,671)
Net Increase (Decrease) in Net Assets Resulting from Operations (80,122) 43,732
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (89,915) (141,599)
Total Dividends and Distributions (89,915) (141,599)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(78,273) 62,002
Total Increase (Decrease) in Net Assets (248,310) (35,865)
Net Assets
Beginning of period .................................................................................................................
1,280,056 1,315,921
End of period .......................................................................................................................
$ 1,031,746 $ 1,280,056
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 12,765 $ 66,542 $ 1,558 $ 2,365 $ 19,447 $ 8,764 $ 16,721 $ 155,344
Reinvested .................................. 12,768 23,404 590 713 6,545 3,722 8,270 33,879
Redeemed ...................................
(34,322) (152,374) (3,861) (4,891) (42,292) (23,235) (48,237) (142,458)
Net Increase (Decrease) .........................
$ (8,789) $ (62,428) $ (1,713) $ (1,813) $ (16,300) $ (10,749) $ (23,246) $ 46,765
Shares:
Sold ....................................... 656 3,183 74 108 922 405 777 8,131
Reinvested .................................. 544 935 24 28 256 144 317 1,353
Redeemed ...................................
(1,740) (7,175) (183) (222) (1,900) (1,013) (2,106) (6,710)
Net Increase (Decrease) .........................
(540) (3,057) (85) (86) (722) (464) (1,012) 2,774
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,947 $ 128,012 $ 2,317 $ 2,354 $ 26,940 $ 10,382 $ 24,422 $ 182,715
Reinvested .................................. 20,588 38,435 1,287 1,340 11,287 7,578 18,189 42,876
Redeemed ...................................
(26,339) (167,916) (5,198) (4,873) (36,449) (28,882) (73,429) (124,581)
Net Increase (Decrease) .........................
$ 5,196 $ (1,469) $ (1,594) $ (1,179) $ 1,778 $ (10,922) $ (30,818) $ 101,010
Shares:
Sold ....................................... 475 5,234 96 96 1,058 414 967 7,807
Reinvested .................................. 1,004 1,764 60 61 508 337 804 1,969
Redeemed ...................................
(1,148) (6,808) (215) (200) (1,463) (1,156) (2,948) (5,065)
Net Increase (Decrease) .........................
331 190 (59) (43) 103 (405) (1,177) 4,711
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
Total Dividends and Distributions
$ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (20,597) $ (38,437) $ (1,287) $ (1,340) $ (11,287) $ (7,578) $ (18,193) $ (42,880)
Total Dividends and Distributions
$ (20,597) $ (38,437) $ (1,287) $ (1,340) $ (11,287) $ (7,578) $ (18,193) $ (42,880)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,842 $ 9,472
Net realized gain (loss) on investments and futures ................................................................................ (65,549) (18,893)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(75,743) 58,624
Net Increase (Decrease) in Net Assets Resulting from Operations (133,450) 49,203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,195) (165,869)
Total Dividends and Distributions (9,195) (165,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(65,000) 51,180
Total Increase (Decrease) in Net Assets (207,645) (65,486)
Net Assets
Beginning of period .................................................................................................................
1,014,967 1,080,453
End of period .......................................................................................................................
$ 807,322 $ 1,014,967
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 1,296 $ 2,824 $ 37,288 $ 226 $ 283 $ 1,691 $ 585 $ 3,649 $ 67,175
Reinvested ........................ 39 77 1,052 – 1 24 26 131 7,830
Redeemed .........................
(2,034) (5,050) (37,231) (400) (857) (4,138) (2,496) (5,629) (131,362)
Net Increase (Decrease) ...............
$ (699) $ (2,149) $ 1,109 $ (174) $ (573) $ (2,423) $ (1,885) $ (1,849) $ (56,357)
Shares:
Sold ............................. 142 335 4,608 29 32 216 68 414 7,726
Reinvested ........................ 3 7 95 – – 2 2 12 711
Redeemed .........................
(228) (584) (4,144) (48) (95) (473) (272) (621) (13,877)
Net Increase (Decrease) ...............
(83) (242) 559 (19) (63) (255) (202) (195) (5,440)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 2,382 $ 961 $ 37,432 $ 155 $ 786 $ 1,307 $ 928 $ 2,956 $ 46,030
Reinvested ........................ 1,126 2,679 19,932 153 198 1,350 748 3,622 135,951
Redeemed .........................
(2,222) (2,530) (57,135) (302) (1,379) (3,954) (1,215) (7,520) (131,259)
Net Increase (Decrease) ...............
$ 1,286 $ 1,110 $ 229 $ 6 $ (395) $ (1,297) $ 461 $ (942) $ 50,722
Shares:
Sold ............................. 231 95 3,699 17 87 134 92 287 4,513
Reinvested ........................ 126 305 2,195 18 24 157 85 407 14,977
Redeemed .........................
(216) (254) (5,576) (32) (147) (396) (121) (762) (12,795)
Net Increase (Decrease) ...............
141 146 318 3 (36) (105) 56 (68) 6,695
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Total Dividends and Distributions
$ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Total Dividends and Distributions
$ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 15,811 $ 15,036
Net realized gain (loss) on investments ............................................................................................. (7,287) 1,804
Net change in unrealized appreciation/depreciation of investments ................................................................
9 25,570
Net Increase (Decrease) in Net Assets Resulting from Operations 8,533 42,410
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (14,155) (13,837)
Total Dividends and Distributions (14,155) (13,837)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
87,432 165,957
Total Increase (Decrease) in Net Assets 81,810 194,530
Net Assets
Beginning of period .................................................................................................................
561,148 366,618
End of period .......................................................................................................................
$ 642,958 $ 561,148
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................... $ 98,356 $ 13,236 $ 185,386
Reinvested .................................................................................. 7,277 537 4,814
Redeemed ...................................................................................
(103,680) (14,303) (104,191)
Net Increase (Decrease) .........................................................................
$ 1,953 $ (530) $ 86,009
Shares:
Sold ....................................................................................... 13,366 1,777 25,124
Reinvested .................................................................................. 988 73 653
Redeemed ...................................................................................
(14,400) (1,952) (14,240)
Net Increase (Decrease) .........................................................................
(46) (102) 11,537
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 124,394 $ 21,163 $ 117,088
Reinvested .................................................................................. 8,327 642 3,151
Redeemed ...................................................................................
(63,546) (11,114) (34,148)
Net Increase (Decrease) .........................................................................
$ 69,175 $ 10,691 $ 86,091
Shares:
Sold ....................................................................................... 17,170 2,924 16,092
Reinvested .................................................................................. 1,148 88 432
Redeemed ...................................................................................
(8,854) (1,540) (4,748)
Net Increase (Decrease) .........................................................................
9,464 1,472 11,776
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................... $ (8,234) $ (601) $ (5,320)
Total Dividends and Distributions
$ (8,234) $ (601) $ (5,320)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (9,516) $ (743) $ (3,578)
Total Dividends and Distributions
$ (9,516) $ (743) $ (3,578)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
187
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core
Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government
Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal
LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050
Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund,
Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime
Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund,
Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond
Fund (known as the "Funds") are presented herein. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime
2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund,
Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal
LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal
LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid
2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal
LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065
Fund, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth
Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to ten classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1,
R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection
Fund, and LargeCap Growth Fund.
Effective March 1, 2019, the initial purchases of $10,000 of R-3 and R-5 shares of the following funds were made by Principal Global
Investors, LLC (the “Manager”).
Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by the Manager.
Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager.
Effective April 12, 2019, MidCap Value Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of
MidCap Value Fund III, pursuant to a plan of reorganization approved by shareholders on April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund I at an approximate exchange rate of 1.27, 1.21, 1.28, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately $978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap
Value Fund I on April 12, 2019. For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization.
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
188
The net assets of MidCap Value Fund III and MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000 ($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The net assets of MidCap Value
Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap
Value Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $28,811,000 of net investment income,
$177,351,000 of net realized and unrealized gain on investments, and $206,162,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Effective October 11, 2019, LargeCap Growth Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of LargeCap Growth Fund, pursuant to a plan of reorganization approved by shareholders on October 4, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 105,049,000 shares from LargeCap Growth Fund for 34,956,000 shares valued at $519,500,000 of LargeCap Growth Fund I at an approximate exchange rate of .33, .33, .36, .32, .35, .41, .40, and .38 for Class A, Class J, Institutional,
R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of LargeCap Growth Fund, with a fair value of approximately $503,006,000 and a cost of $471,973,000 and $16,841,000 cash were the primary assets acquired by LargeCap Growth Fund
I on October 11, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund were maintained through the reorganization.
The net assets of LargeCap Growth Fund and LargeCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $519,691,000 ($3,739,000 of accumulated realized gain) and $8,814,012,000, respectively. The net assets of LargeCap
Growth Fund I immediately following the acquisition were $9,333,703,000. In accordance with Sections 381-384 of the Internal Revenue
Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for LargeCap Growth Fund I, LargeCap
Growth Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $14,855,000 of net investment income, $1,450,175,000 of net realized and unrealized gain on investments, and $1,465,030,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund that have been included in
LargeCap Growth Fund I’s statement of operations since October 11, 2019.
Effective December 20, 2019, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Global Opportunities Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on December 18,
2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,597,000 shares from Global Opportunities Fund for
1,150,000 shares valued at $14,798,000 of Diversified International Fund at an approximate exchange rate of .27 and .29 for Class A and
Institutional classes of shares, respectively. The investment securities of Global Opportunities Fund, with a fair value of approximately
$12,835,000 and a cost of $12,014,000 and $3,574,000 cash were the primary assets acquired by Diversified International Fund on December
20, 2019. For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value;
however, the cost basis of the investments received from Global Opportunities Fund were maintained through the reorganization. The net assets of Global Opportunities Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S.
GAAP were approximately $16,894,000 ($953,000 of accumulated realized gain) and $12,519,093,000, respectively. The net assets of
Diversified International Fund immediately following the acquisition were $12,535,987,000. In accordance with Sections 381-384 of the
Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,840,000 of net investment income, $388,990,000 of net realized and unrealized loss on investments, and $552,830,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Opportunities Fund that have been included in
Diversified International Fund’s statement of operations since December 20, 2019.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
189
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
Effective June 26, 2020, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of SystematEx International Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on June 23, 2020.
The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 6,678,000 shares from SystematEx International Fund for 5,048,000 shares valued at $59,045,000 of Diversified International Fund at an approximate exchange rate of .75 and .76 for Institutional and Class R-6 classes of shares, respectively. The investment securities of SystematEx International Fund, with a fair value of approximately $51,982,000 and a cost of $53,094,000 and $6,572,000 cash were the primary assets acquired by Diversified International Fund on December 20, 2019.
For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value; however, the cost basis of the investments received from SystematEx International Fund were maintained through the reorganization. The net assets of SystematEx International Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $59,045,000 ($811,000 of accumulated realized gain) and $12,179,242,000, respectively. The net assets of Diversified
International Fund immediately following the acquisition were $12,238,287,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,200,000 of net investment income, $389,491,000 of net realized and unrealized loss on investments, and $552,691,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SystematEx International Fund that have been included in Diversified International Fund’s statement of operations since June 26, 2020.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds, which are valued at the closing net asset value per share on the day of valuation. In addition, the Funds may invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The shares of other series of the Fund and Principal Exchange-Traded Funds are referred to as the
“Affiliated Underlying Funds” and collectively, with other publicly traded investment funds are referred to as the “Underlying Funds.”
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value,
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
190
including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October
31, 2020:
Diversified International Fund
Euro 20 .7%
Japanese Yen 16 .0
Hong Kong Dollar 9 .0
British Pound Sterling 8 .2
Canadian Dollar 7 .2
Swiss Franc 6 .8
Finisterre Unconstrained Emerging Markets Bond Fund
Chinese Renminbi 7 .9%
Euro 7 .4
Global Real Estate Securities Fund
Japanese Yen 10 .7%
Euro 8 .9
Hong Kong Dollar 6 .5
British Pound Sterling 6 .3
Australian Dollar 5 .1
International Emerging Markets Fund
Hong Kong Dollar 32 .3%
Indian Rupee 12 .9
New Taiwan Dollar 12 .2
South Korean Won 11 .8
International Fund I
Euro 18 .5%
Japanese Yen 10 .1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
191
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High
Yield Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal
Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Hong Kong Dollar 8 .8
New Taiwan Dollar 8 .5
British Pound Sterling 8 .4
Canadian Dollar 8 .3
Swedish Krona 7 .0
Australian Dollar 6 .1
Swiss Franc 5 .9
Overseas Fund
Euro 41 .5%
British Pound Sterling 16 .9
Japanese Yen 13 .2
Swiss Franc 7 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
192
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2020 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities.
At October 31, 2020 , International Emerging Markets Fund had a foreign tax refund receivable of $16,000 relating to foreign securities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2020, the Funds have adopted the ASU.
In March 2017, the FASB issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of November
1, 2019. The adoption of the ASU resulted in a cumulative effect adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effect adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%).
As of October 31, 2020 , International Fund I, MidCap Fund and Real Estate Securities Fund had outstanding borrowings of $270,000,
$15,800,000, and $1,150,000, respectively. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
193
During the year ended October 31, 2020, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 2,533 2.17%
Core Plus Bond Fund 89 1.39
Diversified International Fund 5,255 1.30
Equity Income Fund 1,338 1.89
Finisterre Unconstrained Emerging Markets Bond Fund 37 0.63
Global Diversified Income Fund 900 1.59
Global Real Estate Securities Fund 181 0.93
Government & High Quality Bond Fund 327 1.30
High Income Fund 424 0.64
High Yield Fund 215 0.91
International Emerging Markets Fund 6 1.50
International Fund I 2 1.15
LargeCap Growth Fund I 948 0.92
LargeCap S&P 500 Index Fund 538 1.73
LargeCap Value Fund III 160 1.83
MidCap Fund 8 1.01
MidCap Growth Fund 2 0.63
MidCap Growth Fund III 145 1.96
MidCap S&P 400 Index Fund 15 0.63
MidCap Value Fund I 30 0.78
Overseas Fund 457 1.24
Principal Capital Appreciation Fund 86 0.77
Real Estate Securities Fund 139 1.82
Short-Term Income Fund 1,137 0.76
SmallCap Fund 38 0.72
SmallCap Growth Fund I 273 1.28
SmallCap S&P 600 Index Fund 72 1.66
SmallCap Value Fund II 29 0.92
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 55 1.15%
Core Plus Bond Fund 26 2.17
Diversified International Fund 541 2.16
Finisterre Unconstrained Emerging Markets Bond Fund 4 0.94
Global Real Estate Securities Fund 1,697 2.14
Government & High Quality Bond Fund 72 1.02
Inflation Protection Fund 37 0.68
International Emerging Markets Fund 297 0.71
International Fund I 348 1.51
LargeCap Growth Fund I 1,477 2.17
LargeCap S&P 500 Index Fund 348 1.64
MidCap Fund 3,441 1.39
MidCap Growth Fund 10 0.85
MidCap Growth Fund III 22 2.12
MidCap S&P 400 Index Fund 376 1.90
Overseas Fund 62 1.23
Real Estate Securities Fund 40 0.66
Short-Term Income Fund 9 0.62
SmallCap Fund — 0.61
SmallCap S&P 600 Index Fund 113 1.55
SmallCap Value Fund II 103 1.45
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
194
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available)
plus 1.25% (effective June 19, 2020 and thereafter). From November 1, 2019 through June 18, 2020, interest was at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1%. Additionally, a commitment fee is charged at an annual rate of .20% (effective June 19, 2020 and thereafter) on the amount of the line of credit which is allocated to each participating fund based on average net assets. From November 1, 2019 through June 18, 2020, the commitment fee was charged at an annual rate of .15%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of October 31, 2020.
During the year ended October 31, 2020, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Global Diversified Income Fund $ 44 2.77%
SAM Balanced Portfolio 162 1.32
Tax-Exempt Bond Fund 232 2.06
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
195
Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, and Inflation Protection
Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of October 31, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
**
Net Exposure
Finisterre Unconstrained Emerging Markets Bond Fund
Citigroup Inc
Foreign Currency Contracts $ 118 $ — $ 118
$ 118 $ — $ 118 $ — $ 118
Goldman Sachs & Co
Foreign Currency Contracts 153 (224) (71)
$ 153 $ (224) $ (71) $ 71 $ —
HSBC Securities Inc
Foreign Currency Contracts 234 (278) (44)
Total Return Swaps 92 — 92
$ 326 $ (278) $ 48 $ — $ 48
JPMorgan Chase
Credit Default Swaps 1,594 — 1,594
Foreign Currency Contracts 429 (554) (125)
Interest Rate Swaps 366 (1,243) (877)
$ 2,389 $ (1,797) $ 592 $ — $ 592
Total OTC $ 2,986 $ (2,299) $ 687 $ 758
Global Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts 94 (3) 91
$ 94 $ (3) $ 91 $ — $ 91
Barclays Bank PLC
Foreign Currency Contracts — (28) (28)
$ — $ (28) $ (28) $ — $ (28)
Citigroup Inc
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
Goldman Sachs & Co
Foreign Currency Contracts $ 71 $ (13) $ 58
$ 71 $ (13) $ 58 $ — $ 58
HSBC Securities Inc
Foreign Currency Contracts 360 (208) 152
$ 360 $ (208) $ 152 $ — $ 152
JPMorgan Chase
Foreign Currency Contracts 338 (124) 214
Total Return Swaps 181 — 181
$ 519 $ (124) $ 395 $ — $ 395
Toronto Dominion Bank
Foreign Currency Contracts 32 — 32
$ 32 $ — $ 32 $ — $ 32
Total OTC $ 1,076 $ (382) $ 694 $ — $ 694
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 105 (3) 102
$ 105 $ (3) $ 102 $ — $ 102
Total OTC $ 105 $ (3) $ 102 $ — $ 102
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 53 (60) (7)
$ 53 $ (60) $ (7) $ — $ (7)
Barclays Bank PLC
Foreign Currency Contracts 70 (490) (420)
Interest Rate Swaps 13 — 13
Purchased Capped Options 577 — 577
Purchased Interest Rate Swaptions 3,639 — 3,639
Written Capped Options — (362) (362)
Written Interest Rate Swaptions — (4,318) (4,318)
$ 4,299 $ (5,170) $ (871) $ — $ (871)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
196
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown net on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended October 31, 2020, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2020, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Inflation Protection Fund (continued)
BNP Paribas
Foreign Currency Contracts $ 51 $ (135) $ (84)
$ 51 $ (135) $ (84) $ — $ (84)
Citigroup Inc
Foreign Currency Contracts 64 (142) (78)
$ 64 $ (142) $ (78) $ — $ (78)
Deutsche Bank AG
Foreign Currency Contracts — (93) (93)
Purchased Interest Rate Swaptions 638 — 638
Written Interest Rate Swaptions — (2,138) (2,138)
$ 638 $ (2,231) $ (1,593) $ — $ (1,593)
Goldman Sachs & Co
Foreign Currency Contracts 578 (80) 498
$ 578 $ (80) $ 498 $ — $ 498
HSBC Securities Inc
Foreign Currency Contracts 20 (31) (11)
$ 20 $ (31) $ (11) $ — $ (11)
JPMorgan Chase
Purchased Interest Rate Swaptions 1,013 — 1,013
Written Interest Rate Swaptions — (473) (473)
$ 1,013 $ (473) $ 540 $ (540) $ —
Morgan Stanley & Co
Foreign Currency Contracts — (2) (2)
Purchased Interest Rate Swaptions 377 — 377
Written Interest Rate Swaptions — (956) (956)
$ 377 $ (958) $ (581) $ — $ (581)
UBS AG
Foreign Currency Contracts 135 (45) 90
$ 135 $ (45) $ 90 $ — $ 90
Total OTC $ 7,228 $ (9,325) $ (2,097) $ (2,637)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
** Collateral pledged or received may be in excess of recognized assets or liabilities, see the Schedule of Investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 4 $ 4
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
197
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters)
include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the
“floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes.
As of year end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of October 31, 2020 were $20,146,000 and $14,591,000 for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The average outstanding balances for the liability during the year ending October 31, 2020 were $13,341,000 and $14,342,000 at weighted average annual interest rates of 1.49% and 1.61% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Finisterre Unconstrained Emerging Markets
Bond Fund $ 658 $ 13,989 $ 14,647
Global Diversified Income Fund — 5,650 5,650
Government & High Quality Bond Fund 1,021 — 1,021
High Income Fund 3,262 — 3,262
Inflation Protection Fund 10,365 — 10,365
LargeCap Growth Fund I 1,776 — 1,776
LargeCap S&P 500 Index Fund 6,228 — 6,228
LargeCap Value Fund III 372 — 372
MidCap Growth Fund III 351 — 351
MidCap S&P 400 Index Fund 918 — 918
MidCap Value Fund I 230 — 230
Overseas Fund 744 — 744
SmallCap Growth Fund I 501 — 501
SmallCap S&P 600 Index Fund 1,521 — 1,521
SmallCap Value Fund II 169 — 169
ISDA (OTC
Derivatives)
Inflation Protection Fund $ 550
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
198
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into the Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
199
fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of  October 31, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Market Value Collateral Value
Core Fixed Income Fund $ 18,555 $ 19,139
Core Plus Bond Fund 2,002 2,072
Diversified International Fund 8,866 9,274
Equity Income Fund 129 12 7
Global Diversified Income Fund 24,808 25,752
Global Real Estate Securities Fund 2 2
High Income Fund 18,965 19,871
High Yield Fund 7,290 7,600
LargeCap Growth Fund I 1,309 1,406
LargeCap S&P 500 Index Fund 1,189 1,206
LargeCap Value Fund III 480 496
MidCap Growth Fund III 318 357
MidCap S&P 400 Index Fund 2,405 2,487
MidCap Value Fund I 591 615
Overseas Fund 12,723 15,124
Short-Term Income Fund 392 402
SmallCap Fund 12,364 12,789
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
200
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2020, the commitments were as follows (amounts
in thousands):
Short Sales. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities.
Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
No funds entered in short sales transactions during the year ended October 31, 2020.
Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund,
High Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Market Value Collateral Value
SmallCap Growth Fund I $ 43,871 $ 46,722
SmallCap S&P 600 Index Fund 17,797 18,606
SmallCap Value Fund II 6,705 7,010
Unfunded Loan Commitment Unrealized gain/loss
High Yield Fund $373 $(12)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
201
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
202
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds. The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
203
As of October 31, 2020, series of the Fund, Principal Exchange-Traded Funds, and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Affiliated Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Fund
Total Percentage of
Outstanding Shares Owned Fund
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 63.75% LargeCap S&P 500 Index Fund 53.35%
Diversified International Fund 37.44 LargeCap Value Fund III 75.19
Equity Income Fund 31.82 MidCap Fund 2.81
Global Diversified Income Fund 1.69 MidCap Growth Fund III 48.90
Global Real Estate Securities Fund 16.61 MidCap S&P 400 Index Fund 37.60
Government & High Quality Bond Fund 53.32 MidCap Value Fund I 34.02
Government Money Market Fund 100.00 Overseas Fund 64.31
High Income Fund 29.81 Real Estate Securities Fund 4.93
High Yield Fund 9.79 Short-Term Income Fund 31.90
Inflation Protection Fund 44.54 SmallCap Growth Fund I 20.93
LargeCap Growth Fund I 17.12 SmallCap S&P 600 Index Fund 33.85
SmallCap Value Fund II 34.54
Asset Derivatives October 31, 2020 Liability Derivatives October 31, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 47
*
Payables, Total distributable earnings (accumulated loss)
$ 142
*
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,594
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign exchange contracts Receivables
$ 934
Payables
$ 1,056
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 577
*
Payables, Total distributable earnings (accumulated loss)
$ 1,475
*
Total
$ 3,105 $ 2,531
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 895
Payables
$ 382
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 181
Payables, Total distributable earnings (accumulated loss)
$ —
Total
$ 1,076 $ 382
Government & High Quality Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 875
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Income Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 474
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
204
Asset Derivatives October 31, 2020 Liability Derivatives October 31, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Foreign exchange contracts Receivables
$ 105
Payables
$ 3
Total
$ 105 $ 477
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 971
Payables
$ 1,078
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 27,410
*
Payables, Total distributable earnings (accumulated loss)
$ 26,346
*
Total
$ 28,381 $ 27,424
LargeCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 549
*
LargeCap S&P 500 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,794
*
LargeCap Value Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 138
*
MidCap Growth Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 10
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap S&P 400 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 667
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 72
*
Payables, Total distributable earnings (accumulated loss)
$ —
Overseas Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 420
*
SmallCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 29
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 514
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 60
*
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,828 $ —
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 432 $ (432)
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,063 $ (296)
Total $ 5,323 $ (728)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (2,163) $ (71)
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (56) $ (674)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
205
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 1,798 $ (1,595)
Total $ (421) $ (2,340)
Global Diversified Income Fund
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 10,659 $ 209
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 5,529 $ (2,387)
Total $ 16,188 $ (2,178)
Government & High Quality Bond Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (4,599) $ (644)
High Income Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (4,502) $ (694)
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (662) $ 102
Total $ (5,164) $ (592)
High Yield Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 5,663 $ 247
Inflation Protection Fund
Foreign exchange contracts Net realized gain (loss) from Investment transactions, Foreign currency contracts, and
Options and swaptions/Net change in unrealized
appreciation/(depreciation) of Investments and
Foreign currency contracts
$ (4,332) $ 1,549
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (4,432) $ 5,570
Total $ (8,764) $ 7,119
LargeCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 17,458 $ (424)
LargeCap S&P 500 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 12,933 $ (3,160)
LargeCap Value Fund III
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,877 $ (265)
MidCap Growth Fund III
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,593 $ (141)
MidCap S&P 400 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,253) $ 567
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
206
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
October 31, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
MidCap Value Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,843 $ (430)
Overseas Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (995) $ (442)
SmallCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 184 $ 15
SmallCap S&P 600 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 152 $ 19
SmallCap Value Fund II
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,821 $ (93)
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $12,862
Interest Rate Contracts Futures - Long 24,262
Futures - Short 10,152
Finisterre Unconstrained Emerging Markets Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 12,189
Credit Default Swaps - Sell Protection 7,700
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 41,571
Foreign Currency Contracts - Contracts to Deliver 76,558
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 121,529
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 23,002
Futures - Long 142,963
Futures - Short 43,740
Interest Rate Swaps - Pay Floating Rate 37,761
Interest Rate Swaps - Receive Floating Rate 85,706
Total Return Swaps - Receive Positive Return 9,194
Global Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 49,381
Foreign Currency Contracts - Contracts to Deliver 144,218
Interest Rate Contacts Total Return Swaps - Receive Positive Return 20,875
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Short 77,658
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 25,310
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 564
Foreign Currency Contracts - Contracts to Deliver 6,755
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection 24,750
Exchange Cleared Credit Default Swaps - Sell Protection 50,000
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 155,447
Foreign Currency Contracts - Contracts to Deliver 248,812
Purchased Options 17,214
Written Options 17,447
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 866,789
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 961,320
Futures - Long 243,631
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
207
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination
Contract Type Derivative Type Average Notional
Futures - Short 164,532
Interest Rate Swaps - Pay Floating Rate 9,280
Purchased Capped Options 142,610
Purchased Interest Rate Swaptions 357,041
Purchased Options 2,386
Written Capped Options 169,600
Written Interest Rate Swaptions 1,739,451
Written Options 1,304
LargeCap Growth Fund I
Equity Contracts Futures - Long 57,228
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 127,247
LargeCap Value Fund III
Equity Contracts Futures - Long 17,961
MidCap Growth Fund III
Equity Contracts Futures - Long 6,490
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 10,361
MidCap Value Fund I
Equity Contracts Futures - Long 14,039
Overseas Fund
Equity Contracts Futures - Long 22,816
SmallCap Growth Fund I
Equity Contracts Futures - Long $7,597
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 13,686
SmallCap Value Fund II
Equity Contracts Futures - Long 2,167
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
208
of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurements. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2020 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 2,636 $ — $ — $ 2,636
Municipal Bonds* — 662,342 — 662,342
Total investments in securities $ 2,636 $ 662,342 $ — $ 664,978
Core Fixed Income Fund
Bonds* — 5,814,215 — 5,814,215
Common Stocks
Energy 4,303 — — 4,303
Industrial — — 19,166 19,166
Investment Companies 646,556 — — 646,556
Senior Floating Rate Interests* — 20,838 — 20,838
U.S. Government & Government Agency Obligations* — 3,105,405 — 3,105,405
Total investments in securities $ 650,859 $ 8,940,458 $ 19,166 $ 9,610,483
Core Plus Bond Fund
Bonds* — 393,881 507 394,388
Common Stocks
Consumer, Cyclical 71 — — 71
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
209
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Fund
Energy $ — $ 246 $ 2 $ 248
Investment Companies 74,400 — — 74,400
Preferred Stocks 3,710 — — 3,710
Senior Floating Rate Interests* — 5,913 — 5,913
U.S. Government & Government Agency Obligations* — 265,267 — 265,267
Total investments in securities $ 78,181 $ 665,307 $ 509 $ 743,997
Assets
Interest Rate Contracts
Futures** 47 — — 47
Liabilities
Interest Rate Contracts
Futures** (142) — — (142)
Diversified International Fund
Common Stocks
Basic Materials 181,036 329,096 — 510,132
Communications 224,906 997,734 — 1,222,640
Consumer, Cyclical 254,843 1,714,538 — 1,969,381
Consumer, Non-cyclical 125,970 1,661,603 — 1,787,573
Energy 169,344 352,591 — 521,935
Financial 482,454 1,447,282 — 1,929,736
Industrial 114,722 1,276,438 — 1,391,160
Technology — 1,334,355 — 1,334,355
Utilities 49,455 243,103 — 292,558
Investment Companies 85,891 — — 85,891
Preferred Stocks 28,206 — — 28,206
Total investments in securities $ 1,716,827 $ 9,356,740 $ — $ 11,073,567
Equity Income Fund
Common Stocks* 7,630,460 — — 7,630,460
Investment Companies 125,701 — — 125,701
Total investments in securities $ 7,756,161 $ — $ — $ 7,756,161
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 167,605 — 167,605
Credit Linked Structured Notes* — 18,121 — 18,121
Investment Companies 33,964 — — 33,964
Total investments in securities $ 33,964 $ 185,726 $ — $ 219,690
Assets
Credit Contracts
Credit Default Swaps — 1,594 — 1,594
Foreign Exchange Contracts
Foreign Currency Contracts — 934 — 934
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 119 — 119
Interest Rate Swaps — 366 — 366
Total Return Swaps — 92 — 92
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,056) — (1,056)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (232) — (232)
Interest Rate Swaps — (1,243) — (1,243)
Global Diversified Income Fund
Bonds* — 3,130,594 103,557 3,234,151
Common Stocks
Basic Materials 12,553 14,122 25,674 52,349
Communications 61,311 12,843 — 74,154
Consumer, Cyclical 22,675 18,048 4 40,727
Consumer, Non-cyclical 23,574 28,695 7,568 59,837
Diversified — 921 — 921
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
210
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Diversified Income Fund
Energy $ 17,812 $ 13,459 $ 191 $ 31,462
Financial 241,697 100,869 — 342,566
Industrial 33,772 29,094 — 62,866
Technology 16,796 5,170 6,279 28,245
Utilities 249,281 21,383 — 270,664
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,397 — — 2,397
Investment Companies 160,191 — — 160,191
Preferred Stocks
Communications 950 — — 950
Consumer, Non-cyclical — 890 — 890
Energy 955 — — 955
Financial 25,472 11,926 — 37,398
Government 742 10,289 — 11,031
Utilities 17,964 — — 17,964
Senior Floating Rate Interests* — 383,213 35,440 418,653
U.S. Government & Government Agency Obligations* — 1,377 — 1,377
Total investments in securities $ 888,142 $ 3,783,241 $ 178,713 $ 4,850,096
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 895 — 895
Interest Rate Contracts
Total Return Swaps — 181 — 181
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (382) — (382)
Global Real Estate Securities Fund
Common Stocks
Communications 8,721 25,368 — 34,089
Consumer, Cyclical 19,189 37,621 — 56,810
Financial 1,516,316 1,087,274 — 2,603,590
Industrial — 20,771 — 20,771
Investment Companies 23,381 — — 23,381
Total investments in securities $ 1,567,607 $ 1,171,034 $ — $ 2,738,641
Government & High Quality Bond Fund
Bonds* — 312,131 — 312,131
Investment Companies 250,685 — — 250,685
U.S. Government & Government Agency Obligations* — 1,208,634 — 1,208,634
Total investments in securities $ 250,685 $ 1,520,765 $ — $ 1,771,450
Assets
Interest Rate Contracts
Futures** 875 — — 875
Government Money Market Fund
Bonds* — 1,749,552 — 1,749,552
Investment Companies 74,600 — — 74,600
Repurchase Agreements* — 559,000 — 559,000
U.S. Government & Government Agency Obligations* — 694,949 — 694,949
Total investments in securities $ 74,600 $ 3,003,501 $ — $ 3,078,101
High Income Fund
Bonds* — 2,526,891 17,466 2,544,357
Common Stocks
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 1,994 1,994
Technology — — 5,151 5,151
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
211
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund
Utilities $ — $ — $ — $ —
Investment Companies 145,209 — — 145,209
Preferred Stocks — — — —
Senior Floating Rate Interests* — 343,665 — 343,665
Total investments in securities $ 145,209 $ 2,870,556 $ 24,611 $ 3,040,376
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 105 — 105
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (474) — (474)
Foreign Exchange Contracts
Foreign Currency Contracts — (3) — (3)
High Yield Fund
Bonds* — 2,704,853 5,482 2,710,335
Common Stocks
Consumer, Cyclical 1,236 — — 1,236
Energy — 4,527 60 4,587
Convertible Bonds* — — — —
Investment Companies 91,825 — — 91,825
Senior Floating Rate Interests* — 213,165 — 213,165
Total investments in securities $ 93,061 $ 2,922,545 $ 5,542 $ 3,021,148
Inflation Protection Fund
Bonds* — 102,104 — 102,104
Investment Companies 22,181 — — 22,181
U.S. Government & Government Agency Obligations* — 1,657,883 — 1,657,883
Purchased Options 655 — — 655
Purchased Interest Rate Swaptions — 5,667 — 5,667
Purchased Capped Options — 577 — 577
Total investments in securities $ 22,836 $ 1,766,231 $ — $ 1,789,067
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 971 — 971
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 20,294 — 20,294
Futures** 204 — — 204
Interest Rate Swaps — 13 — 13
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,078) — (1,078)
Interest Rate Contracts
Capped Options — (362) — (362)
Exchange Cleared Interest Rate Swaps** — (16,529) — (16,529)
Futures** (790) — — (790)
Interest Rate Swaptions — (7,885) — (7,885)
Written Options (780) — — (780)
International Emerging Markets Fund
Common Stocks
Basic Materials — 12,870 — 12,870
Communications 6,768 60,947 — 67,715
Consumer, Cyclical 5,683 19,465 — 25,148
Consumer, Non-cyclical 5,255 18,138 — 23,393
Diversified — 1,063 — 1,063
Energy 1,899 8,573 — 10,472
Financial 8,171 35,261 — 43,432
Industrial 2,574 16,851 — 19,425
Technology 1,482 45,504 — 46,986
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
212
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Fund
Utilities $ — $ 3,847 $ — $ 3,847
Investment Companies 3,691 — — 3,691
Preferred Stocks
Communications 1,176 — — 1,176
Technology — 593 — 593
Total investments in securities $ 36,699 $ 223,112 $ — $ 259,811
International Fund I
Common Stocks
Basic Materials 2,880 19,802 — 22,682
Communications 13,956 17,188 — 31,144
Consumer, Cyclical 2,402 33,855 — 36,257
Consumer, Non-cyclical 7,215 38,489 — 45,704
Energy — 4,418 — 4,418
Financial 13,463 44,226 — 57,689
Industrial 3,074 35,153 — 38,227
Technology 7,494 36,033 — 43,527
Utilities — 11,295 — 11,295
Investment Companies 3 — — 3
Total investments in securities $ 50,487 $ 240,459 $ — $ 290,946
LargeCap Growth Fund I
Common Stocks
Basic Materials 193,069 — — 193,069
Communications 2,839,581 — — 2,839,581
Consumer, Cyclical 727,653 — — 727,653
Consumer, Non-cyclical 3,003,991 — — 3,003,991
Energy 2,510 — — 2,510
Financial 661,103 — — 661,103
Industrial 514,135 — — 514,135
Technology 2,901,850 2,646 1,791 2,906,287
Utilities 79,074 — — 79,074
Convertible Preferred Stocks
Communications — — 12,259 12,259
Consumer, Cyclical — 4,188 — 4,188
Technology — 10,789 — 10,789
Investment Companies 211,007 — — 211,007
Preferred Stocks
Communications — 1,699 3,026 4,725
Consumer, Cyclical — 27,484 18,800 46,284
Technology — 176 8,027 8,203
Total investments in securities $ 11,133,973 $ 46,982 $ 43,903 $ 11,224,858
Liabilities
Equity Contracts
Futures** (549) — — (549)
LargeCap S&P 500 Index Fund
Common Stocks* 5,678,876 — — 5,678,876
Investment Companies 96,485 — — 96,485
Total investments in securities $ 5,775,361 $ — $ — $ 5,775,361
Liabilities
Equity Contracts
Futures** (2,794) — — (2,794)
LargeCap Value Fund III
Common Stocks* 1,783,879 — — 1,783,879
Investment Companies 51,580 — — 51,580
Total investments in securities $ 1,835,459 $ — $ — $ 1,835,459
Liabilities
Equity Contracts
Futures** (138) — — (138)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
213
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Common Stocks
Basic Materials $ 130,663 $ — $ — $ 130,663
Communications 1,952,503 — — 1,952,503
Consumer, Cyclical 4,368,209 — — 4,368,209
Consumer, Non-cyclical 2,353,306 37,416 — 2,390,722
Financial 4,366,136 — — 4,366,136
Industrial 2,523,438 — — 2,523,438
Technology 2,582,336 — — 2,582,336
Utilities 488,974 — — 488,974
Investment Companies 2 — — 2
Total investments in securities $ 18,765,567 $ 37,416 $ — $ 18,802,983
MidCap Growth Fund
Common Stocks* 194,671 — — 194,671
Investment Companies 4,694 — — 4,694
Total investments in securities $ 199,365 $ — $ — $ 199,365
MidCap Growth Fund III
Common Stocks* 1,167,549 — — 1,167,549
Investment Companies 21,945 — — 21,945
Total investments in securities $ 1,189,494 $ — $ — $ 1,189,494
Assets
Equity Contracts
Futures** 10 — — 10
MidCap S&P 400 Index Fund
Common Stocks* 982,629 — — 982,629
Investment Companies 15,417 — — 15,417
Total investments in securities $ 998,046 $ — $ — $ 998,046
Assets
Equity Contracts
Futures** 667 — — 667
MidCap Value Fund I
Common Stocks* 2,102,547 — — 2,102,547
Investment Companies 28,488 — — 28,488
Total investments in securities $ 2,131,035 $ — $ — $ 2,131,035
Assets
Equity Contracts
Futures** 72 — — 72
Money Market Fund
Bonds* — 45,367 — 45,367
Commercial Paper* — 662,290 — 662,290
Investment Companies 29,215 — — 29,215
Municipal Bonds* — 17,060 — 17,060
Repurchase Agreements* — 36,000 — 36,000
Total investments in securities $ 29,215 $ 760,717 $ — $ 789,932
Overseas Fund
Common Stocks
Basic Materials — 157,185 — 157,185
Communications 19,515 20,060 — 39,575
Consumer, Cyclical 38,563 299,797 — 338,360
Consumer, Non-cyclical 23,529 289,635 — 313,164
Diversified — 1,229 — 1,229
Energy 40,192 79,429 — 119,621
Financial 30,409 588,485 — 618,894
Industrial — 431,401 — 431,401
Technology — 110,338 — 110,338
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
214
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund
Utilities $ — $ 110,802 $ — $ 110,802
Investment Companies 39,087 — — 39,087
Preferred Stocks
Basic Materials — 101 — 101
Consumer, Cyclical — 43,182 — 43,182
Consumer, Non-cyclical — 755 — 755
Total investments in securities $ 191,295 $ 2,132,399 $ — $ 2,323,694
Liabilities
Equity Contracts
Futures** (420) — — (420)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 25,735 — — 25,735
Communications 278,081 — — 278,081
Consumer, Cyclical 184,709 — — 184,709
Consumer, Non-cyclical 354,936 — — 354,936
Energy 27,610 — — 27,610
Financial 262,179 — — 262,179
Industrial 161,986 5,539 — 167,525
Technology 414,319 — — 414,319
Utilities 60,300 — — 60,300
Investment Companies 31,622 — — 31,622
Total investments in securities $ 1,801,477 $ 5,539 $ — $ 1,807,016
Principal LifeTime 2010 Fund
Investment Companies 709,786 — — 709,786
Total investments in securities $ 709,786 $ — $ — $ 709,786
Principal LifeTime 2015 Fund
Investment Companies 352,044 — — 352,044
Total investments in securities $ 352,044 $ — $ — $ 352,044
Principal LifeTime 2020 Fund
Investment Companies 3,583,871 — — 3,583,871
Total investments in securities $ 3,583,871 $ — $ — $ 3,583,871
Principal LifeTime 2025 Fund
Investment Companies 1,530,789 — — 1,530,789
Total investments in securities $ 1,530,789 $ — $ — $ 1,530,789
Principal LifeTime 2030 Fund
Investment Companies 5,355,618 — — 5,355,618
Total investments in securities $ 5,355,618 $ — $ — $ 5,355,618
Principal LifeTime 2035 Fund
Investment Companies 1,279,094 — — 1,279,094
Total investments in securities $ 1,279,094 $ — $ — $ 1,279,094
Principal LifeTime 2040 Fund
Investment Companies 3,808,956 — — 3,808,956
Total investments in securities $ 3,808,956 $ — $ — $ 3,808,956
Principal LifeTime 2045 Fund
Investment Companies 958,328 — — 958,328
Total investments in securities $ 958,328 $ — $ — $ 958,328
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
215
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies $ 2,305,579 $ — $ — $ 2,305,579
Total investments in securities $ 2,305,579 $ — $ — $ 2,305,579
Principal LifeTime 2055 Fund
Investment Companies 514,863 — — 514,863
Total investments in securities $ 514,863 $ — $ — $ 514,863
Principal LifeTime 2060 Fund
Investment Companies 442,977 — — 442,977
Total investments in securities $ 442,977 $ — $ — $ 442,977
Principal LifeTime 2065 Fund
Investment Companies 30,842 — — 30,842
Total investments in securities $ 30,842 $ — $ — $ 30,842
Principal LifeTime Hybrid 2015 Fund
Investment Companies 105,990 — — 105,990
Total investments in securities $ 105,990 $ — $ — $ 105,990
Principal LifeTime Hybrid 2020 Fund
Investment Companies 351,237 — — 351,237
Total investments in securities $ 351,237 $ — $ — $ 351,237
Principal LifeTime Hybrid 2025 Fund
Investment Companies 317,291 — — 317,291
Total investments in securities $ 317,291 $ — $ — $ 317,291
Principal LifeTime Hybrid 2030 Fund
Investment Companies 336,842 — — 336,842
Total investments in securities $ 336,842 $ — $ — $ 336,842
Principal LifeTime Hybrid 2035 Fund
Investment Companies 241,261 — — 241,261
Total investments in securities $ 241,261 $ — $ — $ 241,261
Principal LifeTime Hybrid 2040 Fund
Investment Companies 234,482 — — 234,482
Total investments in securities $ 234,482 $ — $ — $ 234,482
Principal LifeTime Hybrid 2045 Fund
Investment Companies 150,300 — — 150,300
Total investments in securities $ 150,300 $ — $ — $ 150,300
Principal LifeTime Hybrid 2050 Fund
Investment Companies 119,999 — — 119,999
Total investments in securities $ 119,999 $ — $ — $ 119,999
Principal LifeTime Hybrid 2055 Fund
Investment Companies 52,467 — — 52,467
Total investments in securities $ 52,467 $ — $ — $ 52,467
Principal LifeTime Hybrid 2060 Fund
Investment Companies 17,773 — — 17,773
Total investments in securities $ 17,773 $ — $ — $ 17,773
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
216
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2065 Fund
Investment Companies $ 2,971 $ — $ — $ 2,971
Total investments in securities $ 2,971 $ — $ — $ 2,971
Principal LifeTime Hybrid Income Fund
Investment Companies 64,525 — — 64,525
Total investments in securities $ 64,525 $ — $ — $ 64,525
Principal LifeTime Strategic Income Fund
Investment Companies 434,322 — — 434,322
Total investments in securities $ 434,322 $ — $ — $ 434,322
Real Estate Securities Fund
Common Stocks* 4,433,043 — — 4,433,043
Investment Companies 4 — — 4
Total investments in securities $ 4,433,047 $ — $ — $ 4,433,047
SAM Balanced Portfolio
Investment Companies 4,275,108 — — 4,275,108
Total investments in securities $ 4,275,108 $ — $ — $ 4,275,108
SAM Conservative Balanced Portfolio
Investment Companies 1,659,439 — — 1,659,439
Total investments in securities $ 1,659,439 $ — $ — $ 1,659,439
SAM Conservative Growth Portfolio
Investment Companies 2,828,287 — — 2,828,287
Total investments in securities $ 2,828,287 $ — $ — $ 2,828,287
SAM Flexible Income Portfolio
Investment Companies 2,678,414 — — 2,678,414
Total investments in securities $ 2,678,414 $ — $ — $ 2,678,414
SAM Strategic Growth Portfolio
Investment Companies 1,780,193 — — 1,780,193
Total investments in securities $ 1,780,193 $ — $ — $ 1,780,193
Short-Term Income Fund
Bonds* — 5,137,569 — 5,137,569
Investment Companies 25,517 — — 25,517
U.S. Government & Government Agency Obligations* — 768,782 — 768,782
Total investments in securities $ 25,517 $ 5,906,351 $ — $ 5,931,868
SmallCap Fund
Common Stocks* 673,284 — — 673,284
Investment Companies 29,942 — — 29,942
Total investments in securities $ 703,226 $ — $ — $ 703,226
SmallCap Growth Fund I
Common Stocks
Basic Materials 12,659 — — 12,659
Communications 111,199 — — 111,199
Consumer, Cyclical 319,017 2,728 — 321,745
Consumer, Non-cyclical 743,429 — 15 743,444
Energy 19,606 — — 19,606
Financial 156,024 — — 156,024
Industrial 341,753 — — 341,753
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
217
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Technology $ 423,220 $ — $ — $ 423,220
Utilities 2,969 — — 2,969
Investment Companies 105,164 — — 105,164
Total investments in securities $ 2,235,040 $ 2,728 $ 15 $ 2,237,783
Assets
Equity Contracts
Futures** 29 — — 29
SmallCap S&P 600 Index Fund
Common Stocks* 1,013,795 — — 1,013,795
Investment Companies 36,014 — — 36,014
Total investments in securities $ 1,049,809 $ — $ — $ 1,049,809
Assets
Equity Contracts
Futures** 514 — — 514
SmallCap Value Fund II
Common Stocks
Basic Materials 34,979 — — 34,979
Communications 22,507 — 1 22,508
Consumer, Cyclical 127,431 — — 127,431
Consumer, Non-cyclical 97,382 — 4 97,386
Diversified 9 — — 9
Energy 28,951 — — 28,951
Financial 236,430 — — 236,430
Government 23 — — 23
Industrial 148,831 — — 148,831
Technology 81,517 — — 81,517
Utilities 17,283 — — 17,283
Investment Companies 18,336 — — 18,336
Total investments in securities $ 813,679 $ — $ 5 $ 813,684
Liabilities
Equity Contracts
Futures** (60) — — (60)
Tax-Exempt Bond Fund
Investment Companies 9,340 — — 9,340
Municipal Bonds* — 640,879 — 640,879
Total investments in securities $ 9,340 $ 640,879 $ — $ 650,219
Fund Asset Type
Fair Value as of
October 31, 2020 Valuation Technique Unobservable Input
Input Valuations
(weighted
average)*
Global Diversified Income Fund Bonds $ 103,557 Yield Analysis Yield to Maturity 9.7 – 11.0 (10.6)%
Common Stocks 39,521 Enterprise Valuation Model EBITDA Multiples 2.5 – 9.5x (7.6x)
Discounted Cash Flow Discount Rate 11.0 – 14.9 (12.4)%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate
Interests
35,440 Yield Analysis Yield to Maturity 9.0%
$ 178,713
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
218
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
*** $4,400 was transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to include significant observable inputs.
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
LifeTime Funds and Principal LifeTime Hybrid Funds do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Fair Value
October
31, 2019
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
October 31,
2020
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at
October 31, 2020
Global Diversified Income Fund
Bonds $ 107,775 $ 31 $ (1,392) $ 1,971 $ (428) $ — $ (4,400)*** $ 103,557 $ (1,193)
Common Stock
Basic Materials 27,293 — (1,619) — — — — 25,674 (1,619)
Consumer,
sss Cyclical 4 — — — — — — 4 —
Consumer,
ssss Non-Cyclical 9,649 (3) (2,328) 18 (7) 239 7,568 (2,328)
Energy 191 — — — — — — 191 —
Technology — — 1,404 4,875 — — — 6,279 1,404
Senior Floating
Rate Interests 35,086 — 354 — — — — 35,440 354
Total
$ 179,998 $ 28 $ (3,581) $ 6,864 $ (435) $ 239 $ (4,400) $ 178,713 $ (3,382)
Net Assets of Fund Net assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
First $1
billion
Over $1
billion
Finisterre Unconstrained Emerging Markets Bond Fund
.75% .74% .73% .72%
California Municipal Fund .45% .40%
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III (Effective January 1, 2020) .90 .86 .84 .82
MidCap Growth Fund III (Prior to January 1, 2020) 1.00 .96 .94 .92
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
219
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund (Effective March 1,
2020)
1.05 1.03 1.01 1.00 .99 .98
International Emerging Markets Fund (Prior to March 1,
2020)
1.20 1.18 1.16 1.15 1.14 1.13
International Fund I (Effective March 1, 2020)
.75 .73 .71 .70 .69 .68
International Fund I (Prior to March 1, 2020)
.90 .88 .86 .85 .84 .83
LargeCap Growth Fund I
.66 .64 .62 .61 .60 .59
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2020)
.97 .95 .93 .92 .91 .90
Overseas Fund (Prior to January 1, 2020)
1.10 1.08 1.06 1.05 1.04 1.03
Real Estate Securities Fund
.85 .83 .81 .80 .79 .78
SmallCap Growth Fund I (Effective January 1, 2020)
.88 .86 .84 .83 .82 .81
SmallCap Growth Fund I (Prior to January 1, 2020)
1.10 1.08 1.06 1.05 1.04 1.03
SmallCap Value Fund II (Effective July 1, 2020)
.95 .93 .91 .90 .89 .88
SmallCap Value Fund II (Prior to July 1, 2020)
1.00 .98 .96 .95 .94 .93
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund (Effective March 1, 2020)
.80% .78% .76% .75% .73% .70% .69%
Diversified International Fund (Prior to March 1, 2020)
.90% .88% .86% .85% .83% .80% .79%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Over $15
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56%
Net Assets of Fund (in millions) Net Assets of Fund (in billions)
First $250 Over $250 First $2 Next $1 Over $3
High Yield Fund
.625% .50% Core Fixed Income Fund .50% .44% .43%
Net Assets of Fund (in millions) Net Assets of Fund
First
$200
Next
$300
Over
$500
First
$500 million
Next
$500 million
Over
$1 billion
Short-Term Income Fund
.50% .45% .40% Principal Capital Appreciation Fund .625% .50% .375%
Net Assets of Fund Net Assets of Fund
First $2
billion
Over $2
billion
First $250
million
Next $250
million
Next $6.5
billion
Over $7
billion
Government & High Quality Bond Fund
.50% .45% Equity Income Fund
(Effective January 1, 2020)
.60% .55% .50% .49%
Equity Income Fund (Prior
to January 1, 2020)
.60% .55% .50% .50%
All Net Assets
Government Money Market Fund .15%
LargeCap S&P 500 Index Fund .15
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
220
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Period from November 1, 2019 through October 31, 2020
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 28, 2021
Core Fixed Income Fund N/A N/A N/A .58 February 28, 2021
Core Plus Bond Fund .88% N/A N/A .56^ February 28, 2021
Diversified International Fund N/A 1.98% N/A .85 February 28, 2021
Equity Income Fund N/A N/A N/A .52 February 28, 2021
Finisterre Unconstrained Emerging Markets
Bond Fund 1.20 N/A N/A .85 February 28, 2021
Global Diversified Income Fund N/A N/A N/A .68 February 28, 2021
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2021
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2021
Government Money Market Fund N/A N/A N/A .15 February 28, 2021
High Income Fund 1.05 N/A N/A N/A February 28, 2021
High Yield Fund N/A N/A N/A .61 February 28, 2021
Inflation Protection Fund .90 N/A 1.15 N/A February 28, 2021
International Emerging Markets Fund 1.55 2.51 1.37 1.20 February 28, 2021
International Fund I
1.30 N/A
N/A
.90
February 28, 2021
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 28, 2021
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2021
MidCap Fund
N/A N/A
N/A
.70
February 28, 2021
MidCap Growth Fund
N/A N/A
N/A
.75
February 28, 2021
MidCap S&P 400 Index Fund
N/A N/A
N/A
.25
February 29, 2020
MidCap Value Fund I
N/A N/A
N/A
.72
February 28, 2021
Money Market Fund
.50 N/A
.65**
N/A
February 28, 2021
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 28, 2021
Principal LifeTime 2010 Fund
.38
N/A N/A
N/A
February 28, 2021
Principal LifeTime 2020 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2030 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 28, 2021
Principal LifeTime 2060 Fund
N/A
N/A
.38 N/A
February 28, 2021
Principal LifeTime 2065 Fund
N/A
N/A
N/A .08*
February 28, 2021
Principal LifeTime Hybrid 2015 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2020 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2025 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2030 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2035 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2040 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
221
* Prior to January 1, 2020, the contractual expense limit was .10%.
** Contractual expense limit expired February 29, 2020.
^ Prior to January 1, 2020, there was no contractual limit.
^^ Prior to July 1, 2020, the contractual expense limit was .99%.
* Contractual expense limit expired February 29, 2020.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2019 through October 31, 2020
Class A Class C Class J Institutional Expiration
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 28, 2021
Principal LifeTime Strategic Income Fund
.38
N/A N/A
N/A
February 28, 2021
Real Estate Securities Fund
N/A
N/A N/A
.91
February 28, 2021
Short-Term Income Fund N/A
N/A
N/A
.43
February 28, 2021
SmallCap Fund N/A
N/A
N/A
.85
February 28, 2021
SmallCap Growth Fund I N/A
N/A N/A 1.02
February 29, 2020
SmallCap S&P 600 Index Fund
N/A N/A N/A .27
February 29, 2020
SmallCap Value Fund II
1.45 N/A N/A .96^^
February 28, 20 22
Tax-Exempt Bond Fund
N/A 1.60 N/A .52
February 28, 2021
Period from November 1, 2019 through October 31, 2020
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16% .98% .79% .67% February 28, 2021
Principal LifeTime 2065 Fund .93 .80 .62 .43 .31
February 28, 2021
Principal LifeTime Hybrid 2015 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2020 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2025 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2030 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2035 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2040 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2045 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2050 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2055 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2060 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid 2065 Fund N/A N/A .59 N/A .28
February 28, 2021
Principal LifeTime Hybrid Income Fund N/A N/A .59 N/A .28
February 28, 2021
Short-Term Income Fund 1.30* 1.18* .99* .79 .68*
February 28, 2021
SmallCap Growth Fund I 1.88 1.75 1.57 1.38 1.26
February 29 , 2020
Period from November 1, 2019 through October 31, 2020
R-6 Expiration
Core Fixed Income Fund .01%
February 28, 2021
Diversified International Fund .04
February 28, 2021
Global Diversified Income Fund .02
February 28, 2021
Global Real Estate Securities Fund .02
February 28, 2021
High Yield Fund .02
February 28, 2021
International Emerging Markets Fund .04
February 28, 2021
International Fund I .04
February 28, 2021
LargeCap Growth Fund I .02
February 28, 2021
MidCap Fund .02
February 28, 2021
MidCap S&P 400 Index Fund .02
February 28, 2021
MidCap Value Fund I .02
February 28, 2021
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
222
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
^Prior to January 1, 2020, the contractual expense reduction was .065%.
^^Prior to July 1, 2020, the contractual expense reduction was .040%.
#Prior to January 1, 2020, the contractual expense reduction was .092%.
##Prior to January 1, 2020, the contractual expense reduction was .080%.
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 28, 2021. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.12% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2021.
Period from November 1, 2019 through October 31, 2020
R-6 Expiration
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2021
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2021
Principal LifeTime Hybrid Income Fund .02
February 28, 2021
Real Estate Securities Fund .02
February 28, 2021
SmallCap Fund .02
February 28, 2021
SmallCap Growth Fund I .01
February 28, 2021
SmallCap S&P 600 Index Fund .02
February 28, 2021
SmallCap Value Fund II .02
February 28, 2022
Expiration
Core Plus Bond Fund .060%
February 28, 2021
Diversified International Fund .100
February 29, 2020
Global Diversified Income Fund .080
February 28, 2021
High Income Fund .015
February 28, 2022
International Emerging Markets Fund .150
February 29, 2020
International Fund I .150
February 29, 2020
LargeCap Growth Fund I .016 February 28, 2021
LargeCap Value Fund III .065 February 28, 2021
MidCap Growth Fund III .020## February 28, 2021
MidCap Value Fund I .020 February 28, 2021
Overseas Fund . 035^ February 28, 2021
SmallCap Growth Fund I . 020# February 28, 2021
SmallCap Value Fund II .020^^ February 28, 2022
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
223
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and
Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2020, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 182 $ 15 N/A
Core Fixed Income Fund 106 6 $ 10
Core Plus Bond Fund 67 N/A 8
Diversified International Fund 84 — 3
Equity Income Fund 319 23 2
Finisterre Unconstrained Emerging Markets Bond Fund 3 N/A N/A
Global Diversified Income Fund 208 58 N/A
Global Real Estate Securities Fund 27 3 N/A
Government & High Quality Bond Fund 88 4 3
High Income Fund 6 N/A N/A
High Yield Fund 79 5 N/A
Inflation Protection Fund 8 N/A —
International Emerging Markets Fund 48 1 1
International Fund I 16 N/A N/A
LargeCap Growth Fund I 178 N/A 6
LargeCap S&P 500 Index Fund 231 5 24
LargeCap Value Fund III N/A N/A 1
MidCap Fund 278 4 3
MidCap Growth Fund N/A N/A 4
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 10
MidCap Value Fund I 60 N/A 1
Money Market Fund 16 N/A 60
Principal Capital Appreciation Fund 158 1 N/A
Principal LifeTime 2010 Fund 13 N/A 2
Principal LifeTime 2020 Fund 70 N/A 29
Principal LifeTime 2030 Fund 232 N/A 21
Principal LifeTime 2040 Fund 210 N/A 30
Principal LifeTime 2050 Fund 253 N/A 18
Principal LifeTime 2060 Fund N/A N/A 2
Principal LifeTime Hybrid 2015 Fund N/A N/A 9
Principal LifeTime Hybrid 2020 Fund N/A N/A 26
Principal LifeTime Hybrid 2025 Fund N/A N/A 34
Principal LifeTime Hybrid 2030 Fund N/A N/A 23
Principal LifeTime Hybrid 2035 Fund N/A N/A 36
Principal LifeTime Hybrid 2040 Fund N/A N/A 31
Principal LifeTime Hybrid 2045 Fund N/A N/A 21
Principal LifeTime Hybrid 2050 Fund N/A N/A 12
Principal LifeTime Hybrid 2055 Fund N/A N/A 4
Principal LifeTime Strategic Income Fund 13 N/A —
Real Estate Securities Fund 114 8 2
SAM Balanced Portfolio 828 19 89
SAM Conservative Balanced Portfolio 343 7 84
SAM Conservative Growth Portfolio 657 18 49
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
224
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At October 31, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
SAM Flexible Income Portfolio 527 18 92
SAM Strategic Growth Portfolio 590 11 59
Short-Term Income Fund 268 5 7
SmallCap Fund 95 1 2
SmallCap Growth Fund I N/A N/A 4
SmallCap S&P 600 Index Fund N/A N/A 3
SmallCap Value Fund II 11 N/A —
Tax-Exempt Bond Fund 71 11 N/A
Institutional R-1 R-2 R-3 R-5 R-6
Core Fixed Income Fund 67 – – – – 155,128
Core Plus Bond Fund 534 – – – – N/A
Diversified International Fund 555 – – – – 473,879
Equity Income Fund 65,753 – – – – N/A
Finisterre Unconstrained Emerging Markets
Bond Fund 105 N/A N/A N/A N/A N/A
Global Diversified Income Fund 33 N/A N/A N/A N/A 1,076
Global Real Estate Securities Fund 634 N/A N/A – – 6,735
Government & High Quality Bond Fund 6 – – – – N/A
High Income Fund 226,825 N/A N/A N/A N/A N/A
High Yield Fund 398 N/A N/A N/A N/A 10,875
Inflation Protection Fund 95,139 – – – – N/A
International Emerging Markets Fund 17 – – – – –
International Fund I – – – – – 11,241
LargeCap Growth Fund I – – – – – 256,188
LargeCap S&P 500 Index Fund 1,722 – – – – N/A
LargeCap Value Fund III 20,172 – – – – N/A
MidCap Fund 411 – – – – –
MidCap Growth Fund 35 – – – – N/A
MidCap Growth Fund III 38,997 – – – – N/A
MidCap Value Fund I – – – – – 74,942
Overseas Fund 66,407 1 1 – – N/A
Principal Capital Appreciation Fund 9,269 – – – – N/A
Principal LifeTime 2010 Fund 27,338 – – – – N/A
Principal LifeTime 2015 Fund 24,757 – – – – N/A
Principal LifeTime 2020 Fund 146,810 – – – – N/A
Principal LifeTime 2025 Fund 91,841 – – – – N/A
Principal LifeTime 2030 Fund 219,727 – – – – N/A
Principal LifeTime 2035 Fund 73,152 – – – – N/A
Principal LifeTime 2040 Fund 149,701 – – – – N/A
Principal LifeTime 2045 Fund 49,962 – – – – N/A
Principal LifeTime 2050 Fund 98,148 – – – – N/A
Principal LifeTime 2055 Fund 25,445 – – – – N/A
Principal LifeTime 2060 Fund 23,289 – – – – N/A
Principal LifeTime 2065 Fund 2,072 – – – – N/A
Principal LifeTime Hybrid 2015 Fund – N/A N/A 1 1 –
Principal LifeTime Hybrid 2030 Fund 40 N/A N/A – – –
Principal LifeTime Hybrid 2040 Fund 3 N/A N/A – – –
Principal LifeTime Hybrid 2050 Fund 3 N/A N/A – – –
Principal LifeTime Hybrid 2060 Fund – N/A N/A 1 – –
Principal LifeTime Hybrid 2065 Fund – N/A N/A 1 1 –
Principal LifeTime Strategic Income Fund 23,039 – – – – N/A
Real Estate Securities Fund 215 – – – 252 33,416
SAM Balanced Portfolio 41,190 – – – – N/A
SAM Conservative Balanced Portfolio 16,278 – – – – N/A
SAM Conservative Growth Portfolio 20,687 – – – – N/A
SAM Flexible Income Portfolio 10,931 – – – – N/A
SAM Strategic Growth Portfolio 11,883 – – – – N/A
Short-Term Income Fund 156,254 – – – – N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
225
Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $39,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the year ended October 31, 2020 .
6. Investment Transactions
For the year ended October 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Institutional R-1 R-2 R-3 R-5 R-6
SmallCap Fund 122 – – – – 531
SmallCap Growth Fund I – – – – – 73,729
SmallCap Value Fund II – – – – – 41,295
Tax-Exempt Bond Fund 25 N/A N/A N/A N/A N/A
Purchases Sales
California Municipal Fund $ 306,585 $ 250,313
Core Fixed Income Fund 3,240,092 942,627
Core Plus Bond Fund 891,440 1,368,577
Diversified International Fund 5,248,359 6,800,766
Equity Income Fund 1,683,077 1,264,548
Finisterre Unconstrained Emerging Markets
Bond Fund 491,777 505,033
Global Diversified Income Fund 4,640,021 6,545,533
Global Real Estate Securities Fund 1,236,810 1,317,734
Government & High Quality Bond Fund 711,662 895,458
High Income Fund 2,146,580 2,075,763
High Yield Fund 2,190,832 1,954,900
Inflation Protection Fund 125,770 122,723
International Emerging Markets Fund 148,371 230,267
International Fund I 214,056 278,594
LargeCap Growth Fund I 3,523,202 4,820,116
LargeCap S&P 500 Index Fund 351,406 1,156,839
LargeCap Value Fund III 1,047,107 1,172,474
MidCap Fund 2,975,176 2,479,000
MidCap Growth Fund 203,443 223,714
MidCap Growth Fund III 548,050 679,489
MidCap S&P 400 Index Fund 250,618 542,487
MidCap Value Fund I 1,453,555 1,601,667
Overseas Fund 2,145,076 1,985,087
Principal Capital Appreciation Fund 607,663 722,383
Principal LifeTime 2010 Fund 221,966 258,340
Principal LifeTime 2015 Fund 114,828 155,001
Principal LifeTime 2020 Fund 814,247 1,279,085
Principal LifeTime 2025 Fund 513,163 507,513
Principal LifeTime 2030 Fund 1,803,532 2,014,794
Principal LifeTime 2035 Fund 509,166 461,129
Principal LifeTime 2040 Fund 1,233,739 1,269,482
Principal LifeTime 2045 Fund 350,890 299,842
Principal LifeTime 2050 Fund 635,216 605,815
Principal LifeTime 2055 Fund 180,727 137,537
Principal LifeTime 2060 Fund 159,841 92,566
Principal LifeTime 2065 Fund 27,524 13,819
Principal LifeTime Hybrid 2015 Fund 33,651 33,685
Principal LifeTime Hybrid 2020 Fund 97,461 88,952
Principal LifeTime Hybrid 2025 Fund 117,153 51,645
Principal LifeTime Hybrid 2030 Fund 113,794 82,322
Principal LifeTime Hybrid 2035 Fund 84,890 29,622
Principal LifeTime Hybrid 2040 Fund 71,999 48,760
Principal LifeTime Hybrid 2045 Fund 52,742 18,909
Principal LifeTime Hybrid 2050 Fund 42,344 28,385
Principal LifeTime Hybrid 2055 Fund 21,153 6,164
Principal LifeTime Hybrid 2060 Fund 9,328 4,580
Principal LifeTime Hybrid 2065 Fund 3,10 1 1,6 19
Principal LifeTime Hybrid Income Fund 25,967 20,434
Principal LifeTime Strategic Income Fund 135,238 130,008
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
226
For the year ended October 31, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
During the year ended October 31, 2020, Diversified International Fund had $155,177,000 of in-kind contributions from an affiliate of the
Manager.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2020 and October 31,
2019 were as follows (amounts in thousands):
Purchases Sales
Real Estate Securities Fund 1,948,292 1,650,404
SAM Balanced Portfolio 742,680 1,029,305
SAM Conservative Balanced Portfolio 317,861 373,680
SAM Conservative Growth Portfolio 461,408 680,814
SAM Flexible Income Portfolio 947,986 976,560
SAM Strategic Growth Portfolio 354,084 464,010
Short-Term Income Fund 3,163,363 3,000,662
SmallCap Fund 259,629 260,633
SmallCap Growth Fund I 1,265,434 1,287,158
SmallCap S&P 600 Index Fund 234,611 369,331
SmallCap Value Fund II 781,012 827,227
Tax-Exempt Bond Fund 514,769 408,313
Purchases Sales
Core Fixed Income Fund $ 1,056,805 $ 722,597
Core Plus Bond Fund 226,907 506,787
Finisterre Unconstrained Emerging Markets
Bond Fund 70,514 70,298
Global Diversified Income Fund 195,131 199,422
Government & High Quality Bond Fund 582,182 437,363
High Yield Fund 152,387 228,947
Inflation Protection Fund 1,232,693 1,318,917
Short-Term Income Fund 752,088 946,516
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2020 2019 2020 2019 2020 2019 2020 2019 2020 2019
California Municipal Fund $ 26 $ — $ 12, 277 $ 12,644 $ — $ — $ — $ — $ — $ —
Core Fixed Income Fund 209,289 108,747 — — — — — — — —
Core Plus Bond Fund 19,528 99,460 — — — — — — — —
Diversified International Fund 280,076 200,201 — — — 500,544 — — — —
Equity Income Fund 156,744 208,810 — — 221,910 272,242 — — — —
Finisterre Unconstrained Emerging
Markets Bond Fund 13,109 4,681 — — — — — — — —
Global Diversified Income Fund 287,779 376,884 — — — — 17,238 — — —
Global Real Estate Securities Fund 49,107 131,550 — — 95,125 20,997 — — 2,666 —
Government & High Quality Bond Fund 38,034 40,696 — — — — — — — —
Government Money Market Fund 21,715 66,907 — — — — — — — —
High Income Fund 181,729 222,304 — — — — — — — —
High Yield Fund 160,775 166,734 — — — — — — — —
Inflation Protection Fund 18,773 67,442 — — — — — — — —
International Emerging Markets Fund 6,248 7,818 — — 3,644 16,036 — — — —
International Fund I 8,892 8,609 — — — 16,666 — — — —
LargeCap Growth Fund I 23,463 42,164 — — 764,209 874,774 — — — —
LargeCap S&P 500 Index Fund 118,462 101,828 — — 110,603 250,719 — — — —
LargeCap Value Fund III 49,751 56,760 — — 88,974 138,868 — — — —
MidCap Fund 95,003 30,995 — — 731,245 1,454,724 — — — —
MidCap Growth Fund — — — — 7,882 23,588 — — — —
MidCap Growth Fund III — 13,697 — — 86,444 86,400 — — — —
MidCap S&P 400 Index Fund 18,399 23,489 — — 59,384 97,507 — — — —
MidCap Value Fund I 54,376 21,033 — — 73,121 78,862 — — — —
Money Market Fund 3,391 9,721 — — — — — — — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
227
*The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2020 2019 2020 2019 2020 2019 2020 2019 2020 2019
Overseas Fund 81,460 80,476 — — — 168,204 — — — —
Principal Capital Appreciation Fund 19,723 48,045 — — 127,439 499,595 — — — —
Principal LifeTime 2010 Fund 18,698 21,707 — — 29,723 39,825 — — — —
Principal LifeTime 2015 Fund 9,110 12,766 — — 35,810 27,095 — — — —
Principal LifeTime 2020 Fund 94,057 111,711 — — 230,666 173,468 — — — —
Principal LifeTime 2025 Fund 32,704 38,206 — — 68,569 51,224 — — — —
Principal LifeTime 2030 Fund 118,277 127,286 — — 227,940 266,809 — — — —
Principal LifeTime 2035 Fund 28,037 28,419 — — 58,104 54,385 — — — —
Principal LifeTime 2040 Fund 87,709 82,304 — — 182,204 217,879 — — — —
Principal LifeTime 2045 Fund 19,343 18,363 — — 42,025 38,409 — — — —
Principal LifeTime 2050 Fund 49,161 44,586 — — 110,229 118,255 — — — —
Principal LifeTime 2055 Fund 8,645 8,223 — — 19,828 15,241 — — — —
Principal LifeTime 2060 Fund 6,867 6,048 — — 15,334 8,929 — — — —
Principal LifeTime 2065 Fund 305 312 — — 389 — — — — —
Principal LifeTime Hybrid 2015 Fund 2,509 1,046 — — 655 309 — — — —
Principal LifeTime Hybrid 2020 Fund 7,871 3,077 — — 2,488 1,727 — — — —
Principal LifeTime Hybrid 2025 Fund 5,779 2,470 — — 2,686 1,493 — — — —
Principal LifeTime Hybrid 2030 Fund 6,907 3,271 — — 4,399 2,294 — — — —
Principal LifeTime Hybrid 2035 Fund 4,138 1,939 — — 2,802 1,530 — — — —
Principal LifeTime Hybrid 2040 Fund 4,674 2,171 — — 3,597 2,076 — — — —
Principal LifeTime Hybrid 2045 Fund 2,552 1,065 — — 1,843 1,113 — — — —
Principal LifeTime Hybrid 2050 Fund 2,254 1,086 — — 2,148 1,065 — — — —
Principal LifeTime Hybrid 2055 Fund 813 299 — — 555 310 — — — —
Principal LifeTime Hybrid 2060 Fund 262 107 — — 207 54 — — — —
Principal LifeTime Hybrid 2065 Fund 38 16 — — — 2 — — — —
Principal LifeTime Hybrid Income Fund 1,463 674 — — 193 85 — — — —
Principal LifeTime Strategic Income
Fund 11,025 12,463 — — 10,465 17,621 — — — —
Real Estate Securities Fund 79,886 79,813 — — 56,499 72,330 — — 5,814 9,852
SAM Balanced Portfolio 79,158 104,554 — — 95,208 294,943 — — — —
SAM Conservative Balanced Portfolio 32,876 42,916 — — 21,199 74,607 — — — —
SAM Conservative Growth Portfolio 54,822 51,920 — — 67,483 304,618 — — — —
SAM Flexible Income Portfolio 55,748 77,350 — — 10,694 96,516 — — — —
SAM Strategic Growth Portfolio 37,161 39,353 — — 49,533 264,503 — — — —
Short-Term Income Fund 99,847 118,525 — — — — — — — —
SmallCap Fund 1,187 20,127 — — 38,388 63,611 — — — —
SmallCap Growth Fund I — 24,145 — — 139,062 209,387 — — — —
SmallCap S&P 600 Index Fund 15,826 19,037 — — 74,089 122,562 — — — —
SmallCap Value Fund II 9,195 29,939 — — — 135,930 — — — —
Tax-Exempt Bond Fund 5 9 14,150 13,828 — — — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 589 $ — $ (13,986) $ 34,064 $ — $ 20,667
Core Fixed Income Fund 2,183 — — (9,790) 422,263 33 414,689
Core Plus Bond Fund 26,106 — 4,863 — 23,285 (121) 54,133
Diversified International Fund 130,083 — — (333,940) 1,727,390 — 1,523,533
Equity Income Fund 7,812 — — (72,509) 2,602,990 — 2,538,293
Finisterre Unconstrained Emerging Markets
Bond Fund 2,723 — — — (3,195) — (472)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
228
—
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Global Diversified Income Fund — — — (759,557) (256,575) (19,080) (1,035,212)
Global Real Estate Securities Fund 2,490 — — (62,400) (36,671) — (96,581)
Government & High Quality Bond Fund — — — (90,236) 35,580 (97) (54,753)
High Income Fund 2,598 — — (266,565) (32,748) (2,377) (299,092)
High Yield Fund 3,686 — — (273,117) (12,079) (6,600) (288,110)
Inflation Protection Fund 7,015 — — (11,504) 114,758 (1,571) 108,698
International Emerging Markets Fund 630 — — (9,467) 41,202 — 32,365
International Fund I 3,835 — 16,824 — 32,410 — 53,069
LargeCap Growth Fund I 207,765 — 635,112 — 4,867,843 — 5,710,720
LargeCap S&P 500 Index Fund 120,147 — 270,437 — 2,945,716 — 3,336,300
LargeCap Value Fund III 25,781 — — — 50,681 — 76,462
MidCap Fund — — 236,670 (3,434) 7,140,730 — 7,373,966
MidCap Growth Fund 1,177 — 25,024 — 53,340 — 79,541
MidCap Growth Fund III 9,429 — 56,447 — 363,739 — 429,615
MidCap S&P 400 Index Fund 14,734 — 64,269 — 123,153 — 202,156
MidCap Value Fund I 24,573 — — (11,396) (91,581) — (78,404)
Overseas Fund 47,910 — — (252,307) (275,271) — (479,668)
Principal Capital Appreciation Fund 13,378 — 87,367 — 902,461 — 1,003,206
Principal LifeTime 2010 Fund 13,250 — 28,047 — 57,752 — 99,049
Principal LifeTime 2015 Fund 6,288 — 10,023 — 59,152 — 75,463
Principal LifeTime 2020 Fund 53,369 — 121,323 — 527,510 — 702,202
Principal LifeTime 2025 Fund 25,408 — 40,268 — 252,291 — 317,967
Principal LifeTime 2030 Fund 83,790 — 206,598 — 860,281 — 1,150,669
Principal LifeTime 2035 Fund 19,517 — 37,545 — 226,776 — 283,838
Principal LifeTime 2040 Fund 42,090 — 150,892 — 737,754 — 930,736
Principal LifeTime 2045 Fund 8,674 — 25,871 — 164,005 — 198,550
Principal LifeTime 2050 Fund 21,120 — 76,223 — 446,754 544,097
Principal LifeTime 2055 Fund 4,120 — 10,452 — 62,941 — 77,513
Principal LifeTime 2060 Fund 2,227 — 8,780 — 33,338 — 44,345
Principal LifeTime 2065 Fund 101 — 308 — 1,723 — 2,132
Principal LifeTime Hybrid 2015 Fund 699 — 583 — 11,115 — 12,397
Principal LifeTime Hybrid 2020 Fund 1,593 — 2,830 — 39,245 — 43,668
Principal LifeTime Hybrid 2025 Fund 1,019 — 2,018 — 26,567 — 29,604
Principal LifeTime Hybrid 2030 Fund 1,058 — 3,047 — 33,799 — 37,904
Principal LifeTime Hybrid 2035 Fund 438 — 1,983 — 20,266 — 22,687
Principal LifeTime Hybrid 2040 Fund 639 — 2,212 — 23,708 — 26,559
Principal LifeTime Hybrid 2045 Fund 178 — 1,440 — 12,242 — 13,860
Principal LifeTime Hybrid 2050 Fund 244 — 1,144 — 11,198 — 12,586
Principal LifeTime Hybrid 2055 Fund 40 — 520 — 3,603 — 4,163
Principal LifeTime Hybrid 2060 Fund 27 — 142 — 1,212 — 1,381
Principal LifeTime Hybrid 2065 Fund — — — (244) 154 — (92)
Principal LifeTime Hybrid Income Fund 421 — 184 — 5,365 — 5,970
Principal LifeTime Strategic Income Fund 7,683 — 5,045 — 37,854 — 50,582
Real Estate Securities Fund — — 29,920 — 627,606 — 657,526
SAM Balanced Portfolio 4,853 — 76,681 — 775,752 — 857,286
SAM Conservative Balanced Portfolio 2,856 — 17,674 — 196,563 — 217,093
SAM Conservative Growth Portfolio 12,906 — 65,055 — 563,127 — 641,088
SAM Flexible Income Portfolio 76 — 24,663 — 148,307 — 173,046
SAM Strategic Growth Portfolio 503 — 58,862 — 267,426 — 326,791
Short-Term Income Fund 31,656 — 9,058 — 101,921 — 142,635
SmallCap Fund 5,663 — 13,732 — 64,964 — 84,359
SmallCap Growth Fund I 29,754 — 104,802 — 536,422 — 670,978
SmallCap S&P 600 Index Fund 15,666 — 7,478 — 64,396 — 87,540
SmallCap Value Fund II 4,193 — — (68,719) (54,221) — (118,747)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
229
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2020, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2020 , the MidCap Fund intends to defer late-year ordinary losses of $3,434,000.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Tax-Exempt Bond Fund — 654 — (11,672) 24,126 (157) 12,951
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 13,125 $ 861 $ 13,986
Core Fixed Income Fund — 9,790 9,790
Diversified International Fund 331,464 2,476 333,940 *
Equity Income Fund 72,509 — 72,509
Global Diversified Income Fund 368,442 391,115 759,557
Global Real Estate Securities Fund 62,400 — 62,400
Government & High Quality Bond
Fund 9,105 81,131 90,236
High Income Fund 67,201 199,364 266,565
High Yield Fund 10,472 262,645 273,117
Inflation Protection Fund — 11,504 11,504
International Emerging Markets Fund 9,467 — 9,467
MidCap Value Fund I — 11,396 11,396
Overseas Fund 31,135 221,172 252,307
Principal LifeTime Hybrid 2065 Fund 244 — 244
SmallCap Value Fund II 30,944 37,775 68,719
Tax-Exempt Bond Fund 9,772 1,900 11,672
Utilized
Core Fixed Income Fund $ 18,982
Diversified International Fund 60,132
Government Money Market Fund 30
Inflation Protection Fund 34,462
International Fund I 13,433
Principal LifeTime Hybrid 2065 Fund 34
Short-Term Income Fund 9,551
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Core Plus Bond Fund $ (18,190) $ 18,190
Diversified International Fund (29,999) 29,999
Equity Income Fund (651) 651
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
230
Federal Income Tax Basis. As of October 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Global Diversified Income Fund 3 (3)
Global Real Estate Securities Fund 1,128 (1,128)
Government & High Quality Bond Fund 12 (12)
International Emerging Markets Fund (386) 386
International Fund I (1,106) 1,106
LargeCap Growth Fund I (108,894) 108,894
LargeCap S&P 500 Index Fund (65,841) 65,841
LargeCap Value Fund III (4,856) 4,856
MidCap Fund (40,543) 40,543
MidCap Growth Fund (1,337) 1,337
MidCap Growth Fund III (8,092) 8,092
MidCap S&P 400 Index Fund (26,162) 26,162
MidCap Value Fund I 394 (394)
Principal Capital Appreciation Fund (8,521) 8,521
Principal LifeTime 2010 Fund (2,427) 2,427
Principal LifeTime 2015 Fund (2,337) 2,337
Principal LifeTime 2020 Fund (17,066) 17,066
Principal LifeTime 2025 Fund (6,577) 6,577
Principal LifeTime 2030 Fund (19,291) 19,291
Principal LifeTime 2035 Fund (5,062) 5,062
Principal LifeTime 2040 Fund (12,938) 12,938
Principal LifeTime 2045 Fund (3,388) 3,388
Principal LifeTime 2050 Fund (8,112) 8,112
Principal LifeTime 2055 Fund (1,887) 1,887
Principal LifeTime 2060 Fund (1,265) 1,265
Principal LifeTime 2065 Fund (191) 191
Principal LifeTime Hybrid 2015 Fund (198) 198
Principal LifeTime Hybrid 2020 Fund (712) 712
Principal LifeTime Hybrid 2025 Fund (373) 373
Principal LifeTime Hybrid 2030 Fund (645) 645
Principal LifeTime Hybrid 2035 Fund (277) 277
Principal LifeTime Hybrid 2040 Fund (475) 475
Principal LifeTime Hybrid 2045 Fund (194) 194
Principal LifeTime Hybrid 2050 Fund (357) 357
Principal LifeTime Hybrid 2055 Fund (84) 84
Principal LifeTime Hybrid 2060 Fund (59) 59
Principal LifeTime Hybrid 2065 Fund 1 (1)
Principal LifeTime Hybrid Income Fund (104) 104
Principal LifeTime Strategic Income Fund (1,151) 1,151
Real Estate Securities Fund (694) 694
SAM Balanced Portfolio (6,857) 6,857
SAM Conservative Balanced Portfolio (1,933) 1,933
SAM Conservative Growth Portfolio (5,934) 5,934
SAM Flexible Income Portfolio (1,555) 1,555
SAM Strategic Growth Portfolio (4,744) 4,744
Short-Term Income Fund (1,896) 1,896
SmallCap Fund (2,327) 2,327
SmallCap Growth Fund I (10,454) 10,454
SmallCap S&P 600 Index Fund (7,703) 7,703
SmallCap Value Fund II 21 (21)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 37,307 $ (3,271) $ 34,036 $ 610,768
Core Fixed Income Fund 473,192 (50,929) 422,263 9,188,220
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
231
*The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Core Plus Bond Fund $ 35,240 $ (11,954) $ 23,286 $ 720,616
Diversified International Fund 2,371,094 (644,891) 1,726,203 9,347,364
Equity Income Fund 2,938,807 (335,817) 2,602,990 5,153,171
Finisterre Unconstrained Emerging Markets Bond Fund 4,956 (8,150) (3,194) 223,45 8
Global Diversified Income Fund 197,637 (454,278) (256,641) 5,107,431
Global Real Estate Securities Fund 340,847 (377,545) (36,698) 2,775,339
Government & High Quality Bond Fund 56,458 (20,878) 35,580 1,736,745
Government Money Market Fund — — — 3,078,101
High Income Fund 97,285 (130,032) (32,747) 3,072,751
High Yield Fund 102,836 (115,130) (12,294) 3,033,43 0
Inflation Protection Fund 152,306 (37,519) 114,787 1,668,33 8
International Emerging Markets Fund 58,198 (16,988) 41,210 218,601
International Fund I 49,318 (16,934) 32,384 258,562
LargeCap Growth Fund I 5,017,041 (149,199) 4,867,842 6,356,467
LargeCap S&P 500 Index Fund 3,248,875 (303,159) 2,945,716 2,826,851
LargeCap Value Fund III 260,425 (209,743) 50,682 1,784,639
MidCap Fund 7,649,715 (508,984) 7,140,731 11,662,252
MidCap Growth Fund 56,617 (3,277) 53,340 146,025
MidCap Growth Fund III 392,888 (29,149) 363,739 825,765
MidCap S&P 400 Index Fund 254,289 (131,136) 123,153 875,560
MidCap Value Fund I 213,577 (305,160) (91,583) 2,222,690
Money Market Fund — — — 789,932
Overseas Fund 159,911 (435,497) (275,586) 2,598,860
Principal Capital Appreciation Fund 931,977 (29,515) 902,462 904,554
Principal LifeTime 2010 Fund 72,410 (14,658) 57,752 652,034
Principal LifeTime 2015 Fund 62,684 (3,532) 59,152 292,892
Principal LifeTime 2020 Fund 606,856 (79,346) 527,510 3,056,361
Principal LifeTime 2025 Fund 284,145 (31,854) 252,291 1,278,498
Principal LifeTime 2030 Fund 999,399 (139,118) 860,281 4,495,337
Principal LifeTime 2035 Fund 261,599 (34,824) 226,775 1,052,319
Principal LifeTime 2040 Fund 841,093 (103,340) 737,753 3,071,203
Principal LifeTime 2045 Fund 195,518 (31,512) 164,006 794,322
Principal LifeTime 2050 Fund 520,436 (73,682) 446,754 1,858,825
Principal LifeTime 2055 Fund 85,241 (22,300) 62,941 451,922
Principal LifeTime 2060 Fund 56,059 (22,721) 33,338 409,639
Principal LifeTime 2065 Fund 3,484 (1,761) 1,723 29,119
Principal LifeTime Hybrid 2015 Fund 11,745 (630) 11,115 94,875
Principal LifeTime Hybrid 2020 Fund 40,977 (1,732) 39,245 311,992
Principal LifeTime Hybrid 2025 Fund 30,385 (3,819) 26,566 290,725
Principal LifeTime Hybrid 2030 Fund 37,784 (3,985) 33,799 303,043
Principal LifeTime Hybrid 2035 Fund 24,065 (3,799) 20,266 220,995
Principal LifeTime Hybrid 2040 Fund 27,033 (3,325) 23,708 210,774
Principal LifeTime Hybrid 2045 Fund 14,767 (2,525) 12,242 138,058
Principal LifeTime Hybrid 2050 Fund 13,250 (2,052) 11,198 108,801
Principal LifeTime Hybrid 2055 Fund 4,735 (1,132) 3,603 48,864
Principal LifeTime Hybrid 2060 Fund 1,640 (428) 1,212 16,561
Principal LifeTime Hybrid 2065 Fund 234 (81) 153 2,818
Principal LifeTime Hybrid Income Fund 5,702 (337) 5,365 59,160
Principal LifeTime Strategic Income Fund 43,198 (5,345) 37,853 396,469
Real Estate Securities Fund 1,005,727 (378,122) 627,605 3,805,442
SAM Balanced Portfolio 842, 207 (66,455) 775,7 52 3,499,3 56
SAM Conservative Balanced Portfolio 221, 41 3 (24,850) 196, 563 1,462, 87 6
SAM Conservative Growth Portfolio 608,522 (45,394) 563,128 2,265,159
SAM Flexible Income Portfolio 189, 33 4 (41,027) 148, 307 2,5 30 , 107
SAM Strategic Growth Portfolio 310,259 (42,833) 267,426 1,512,76 7
Short-Term Income Fund 119,729 (17,809) 101,920 5,829,948
SmallCap Fund 155,605 (90,641) 64,964 638,262
SmallCap Growth Fund I 662,578 (126,156) 536,422 1,701,390
SmallCap S&P 600 Index Fund 283,87 6 (219,481) 64, 39 5 985,926
SmallCap Value Fund II 85,638 (139,858) (54,220) 867,844
Tax-Exempt Bond Fund
*
30,969 (6,864) 24,105 611,502
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
232
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of Class
R-3 and Class R-5 shares into Class R-6 shares for the Principal LifeTime Hybrid Funds. Following the close of business on February 25,
2021, Class R-3 and Class R-5 shares will automatically convert into Class R-6 shares of the same fund on the basis of the share classes’
relative net asset values on such date without the imposition of a sales charge or any other charge. On September 15, 2020, the Fund’s Board of Directors also approved the conversion Class R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class
R-2 shares will automatically convert into Class R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. On December 15, 2020, the Fund’s Board of Directors approved the liquidation of Class A shares for High Income Fund, Inflation Protection Fund, International Fund I, and SmallCap Value Fund II. Following the close of business on February 23, 2021, outstanding Class A shares of the funds will be redeemed at net asset value on such date and proceeds will be sent to shareholders of record. The Fund expects that the liquidation and redemption of Class A shares will result in capital gain or loss to the taxable shareholders in the same manner as a voluntary redemption. Taxable shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption, as well as any voluntary redemption or exchange prior to the liquidation date. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
233
INVESTMENT COMPANIES - 0 .40 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .40%
iShares California Muni Bond ETF 42,578 $ 2,636
TOTAL INVESTMENT COMPANIES $ 2,636
MUNICIPAL BONDS - 101 .26%
Principal
Amount (000's) Value (000's)
California - 99 .85%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,629
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,147
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 7,881
5.00%, 10/01/2036 6,250 7,197
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,147
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2045 750 879
5.00%, 10/01/2050 1,000 1,162
California County Tobacco Securitization Agency
4.00%, 06/01/2036 300 346
4.00%, 06/01/2039 200 228
4.00%, 06/01/2040 330 375
4.00%, 06/01/2049 500 554
5.00%, 06/01/2049 200 227
5.00%, 06/01/2050 500 553
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,194
5.00%, 10/01/2045 1,000 1,181
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,594
5.00%, 08/15/2031 2,700 3,289
5.00%, 08/15/2033 1,750 2,072
5.00%, 08/15/2034 2,000 2,412
5.00%, 02/01/2035 2,000 2,257
5.00%, 11/15/2046
(b)
4,504 5,525
5.00%, 11/15/2048 2,785 3,301
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,156
California Housing Finance
4.25%, 01/15/2035 8,837 9,938
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,480
5.00%, 08/01/2036 2,250 2,839
5.00%, 08/01/2037 1,000 1,257
5.00%, 08/01/2038 1,175 1,472
5.00%, 08/01/2039 1,130 1,411
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,295
4.00%, 07/15/2029 11,500 11,424
4.00%, 10/01/2039 2,150 2,341
5.00%, 05/15/2033 1,000 1,189
5.00%, 05/15/2034 1,000 1,184
5.00%, 12/31/2034 7,550 8,841
5.00%, 12/31/2036 3,000 3,486
5.00%, 05/15/2038 2,000 2,333
5.00%, 12/31/2038 5,500 6,351
5.00%, 10/01/2044 1,000 1,149
5.25%, 11/01/2036 4,000 4,587
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 718
5.00%, 05/15/2044
(a)
5,000 5,969
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
$ 10,000 $ 12,228
California Pollution Control Financing Authority
0.50%, 08/01/2023
(c),(d)
3,950 3,950
3.00%, 11/01/2025 10,500 11,451
3.25%, 12/01/2027
(c)
2,000 2,166
4.30%, 07/01/2040 3,400 3,847
5.00%, 07/01/2029
(d)
1,000 1,199
5.00%, 07/01/2030
(d)
2,000 2,100
5.00%, 07/01/2037
(d)
10,000 10,411
5.00%, 07/01/2039
(d)
4,250 4,898
5.00%, 11/21/2045
(d)
1,500 1,705
California Public Finance Authority
0.10%, 08/01/2052
(c)
1,745 1,745
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,153
5.00%, 08/01/2038
(d)
1,000 1,159
California State Public Works Board
5.00%, 11/01/2037 1,375 1,491
5.00%, 10/01/2039 4,500 5,210
California State University
5.00%, 11/01/2037 2,000 2,458
California Statewide Communities Development
Authority
0.11%, 07/15/2040
(c)
5,500 5,500
3.00%, 06/01/2029
(d)
750 713
4.00%, 02/01/2022 830 836
4.00%, 02/01/2025 940 955
4.00%, 09/02/2029 1,000 1,100
4.00%, 07/01/2048 1,800 1,976
5.00%, 10/01/2028 1,875 2,125
5.00%, 11/01/2032
(d)
1,135 1,229
5.00%, 05/15/2034 4,855 5,388
5.00%, 06/01/2034
(d)
375 397
5.00%, 09/02/2034 1,000 1,170
5.00%, 12/01/2036
(d)
5,000 5,519
5.00%, 04/01/2038
(c)
10,000 13,158
5.00%, 09/02/2038 3,000 3,479
5.00%, 06/01/2039
(d)
475 496
5.00%, 09/02/2039 745 852
5.00%, 09/02/2039 900 1,026
5.00%, 09/02/2039 945 1,096
5.00%, 05/15/2040 3,500 3,826
5.00%, 09/02/2040 1,000 1,134
5.00%, 12/01/2041
(d)
1,100 1,201
5.00%, 09/02/2044 1,425 1,602
5.00%, 12/01/2046
(d)
1,620 1,752
5.00%, 09/02/2048 940 1,073
5.00%, 09/02/2049 600 676
5.00%, 06/01/2051
(d)
1,950 2,001
5.25%, 12/01/2034 3,500 3,842
5.25%, 12/01/2038
(d)
1,000 1,143
5.25%, 12/01/2043
(d)
3,825 4,318
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,067
6.00%, 05/01/2043 1,550 1,563
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,431
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,161
5.00%, 09/01/2049 2,000 2,205
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,384

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
234
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
4.00%, 05/15/2036 $ 5,000 $ 5,870
5.00%, 05/15/2026 1,000 1,176
5.00%, 05/15/2026 3,500 4,244
5.00%, 05/15/2028 3,175 3,988
5.00%, 05/15/2031 295 322
5.00%, 05/15/2035 5,425 6,648
5.00%, 05/15/2036 1,500 1,723
5.00%, 05/15/2037
(b)
3,463 4,212
5.00%, 05/15/2038 1,155 1,400
5.00%, 05/15/2039
(b)
2,416 2,921
5.00%, 05/15/2042
(b)
966 1,103
5.00%, 05/15/2044
(b)
6,644 7,732
5.00%, 05/15/2044
(b)
2,980 3,557
5.00%, 05/15/2044
(b)
443 520
5.00%, 05/15/2047
(b)
2,819 3,244
5.25%, 05/15/2048
(b)
1,611 1,907
City of Oroville CA
5.25%, 04/01/2049 2,500 2,687
5.25%, 04/01/2054 2,500 2,677
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,756
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,223
5.00%, 11/01/2036 2,010 2,106
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,534
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,146
County of Riverside CA
4.00%, 06/30/2021 5,000 5,124
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,562
5.00%, 07/01/2037 2,000 2,363
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,284
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
Eastern Municipal Water District
4.00%, 09/01/2050 1,000 1,079
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 568
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,554
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,210
5.00%, 06/01/2028 7,035 8,631
5.25%, 06/01/2047 7,500 7,727
5.30%, 06/01/2037 9,000 9,280
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,335
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,114
La Verne Public Financing Authority
7.25%, 09/01/2026 525 527
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,536
5.50%, 11/15/2030 1,010 1,336
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 $ 2,000 $ 2,369
5.00%, 08/01/2042 1,400 1,502
5.00%, 12/01/2045
(b)
5,500 6,368
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,425
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,358
5.25%, 07/01/2042 6,500 8,042
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,174
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,713
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,802
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,228
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,653
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,127
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 6,919
5.00%, 03/01/2047 1,500 1,734
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,904
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,352
4.00%, 08/01/2037
(a)
1,505 1,716
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,216
5.00%, 09/01/2029
(a)
1,000 1,205
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,304
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,074
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,066
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,968
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 2,809
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,423
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,212
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,480
5.00%, 11/01/2036
(a)
3,330 4,145

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
235
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
$ 855 $ 492
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 148
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,168
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,760
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,476
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,641
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,829
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,750
5.00%, 07/01/2037 2,300 2,677
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,344
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,450
4.00%, 07/01/2038 2,000 2,285
4.00%, 07/01/2044 1,000 1,094
5.00%, 07/01/2042 5,000 5,794
5.00%, 07/01/2044 2,000 2,430
5.00%, 07/01/2049 1,500 1,775
San Diego County Water Authority
5.00%, 05/01/2031
(f)
1,000 1,373
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,190
5.00%, 08/01/2030 1,000 1,369
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,537
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050 2,000 2,100
4.00%, 08/01/2033 1,500 1,832
4.00%, 08/01/2045 3,000 3,497
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,518
4.00%, 07/01/2037 2,500 2,889
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,188
5.00%, 05/01/2034 1,000 1,222
5.00%, 05/01/2038 2,500 3,061
5.00%, 05/01/2042 1,500 1,737
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,710
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,035
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,192
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,486
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 $ 900 $ 1,022
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,756
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,897
4.00%, 08/01/2038 2,975 3,486
4.00%, 08/01/2039 1,510 1,765
South Placer Wastewater Authority/CA
5.00%, 11/01/2035 500 711
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,709
5.00%, 11/01/2029 2,725 3,463
5.25%, 07/01/2029 695 717
5.25%, 07/01/2031 695 717
State of California
0.08%, 05/01/2034
(c)
5,800 5,800
0.09%, 05/01/2034
(c)
1,000 1,000
2.45%, 12/01/2031 380 386
4.00%, 09/01/2033 1,580 1,818
5.00%, 09/01/2034 5,000 6,108
5.00%, 02/01/2038 1,450 1,587
5.00%, 04/01/2043 3,380 3,714
5.25%, 11/01/2040 1,500 1,500
6.00%, 03/01/2033 190 190
6.00%, 03/01/2033 480 482
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,696
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,285
5.00%, 06/01/2035 500 640
5.00%, 06/01/2036 2,645 3,366
5.00%, 06/01/2048 5,000 6,041
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 519
5.00%, 10/01/2035 500 632
5.00%, 10/01/2037 700 878
5.00%, 10/01/2038 1,000 1,251
5.00%, 10/01/2045 1,500 1,837
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,184
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,146
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,020
University of California
5.00%, 05/15/2044 1,000 1,137
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,874
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,796
$ 653,124
Guam - 1 .41%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,821
5.00%, 01/01/2050 4,390 5,241

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
236
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam (continued)
Port Authority of Guam
5.00%, 07/01/2048 $ 1,000 $ 1,156
$ 9,218
TOTAL MUNICIPAL BONDS $ 662,342
Total Investments $ 664,978
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.08)%
Notes with interest rates of 0.16% - 0.20% at
October 31, 2020 and contractual maturities of
collateral of 2023-2027.
(g)
$ (20,146) (20,146)
Total Net Investments $ 644,832
Other Assets and Liabilities -  1.42% 9,268
TOTAL NET ASSETS - 100.00% $ 654,100
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See notes for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,490 or 8.33% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 73 .16%
General Obligation Unlimited 11 .78%
Insured 9 .10%
Special Assessment 2 .57%
Prerefunded 2 .07%
Tax Allocation 1 .14%
Revenue Notes 0 .78%
Special Tax 0 .50%
Investment Companies 0 .40%
Certificate Participation 0 .16%
Liability For Floating Rate Notes Issued ( 3 .08 ) %
Other Assets and Liabilities
1 .42%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
237
INVESTMENT COMPANIES - 6 .76 % Shares Held Value (000's)
Money Market Funds - 6 .76%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
38,861 $ 39
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
646,517,126 646,517
$ 646,556
TOTAL INVESTMENT COMPANIES $ 646,556
COMMON STOCKS - 0 .24 % Shares Held Value (000's)
Oil & Gas - 0 .04%
Whiting Petroleum Corp
(d)
294,723 $ 4,303
Transportation - 0 .20%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 19,166
TOTAL COMMON STOCKS $ 23,469
BONDS - 60 .81%
Principal
Amount (000's) Value (000's)
Airlines - 0 .68%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(h)
$ 30,000 $ 31,528
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(h)
17,992 18,391
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,768 6,542
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 9,000 8,426
$ 64,887
Apparel - 0 .15%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,251
Automobile Floor Plan Asset Backed Securities - 1 .07%
Ford Credit Floorplan Master Owner Trust A
0.55%, 10/15/2023 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.40%
0.75%, 09/15/2024 40,000 40,190
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
0.79%, 05/25/2024
(h)
14,000 14,007
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
0.58%, 11/15/2023 20,000 20,042
1.00 x 1 Month USD LIBOR + 0.43%
0.71%, 02/15/2024 26,845 26,946
1.00 x 1 Month USD LIBOR + 0.56%
$ 102,186
Automobile Manufacturers - 1 .01%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 29,997
1.95%, 05/20/2022 48,000 49,167
2.30%, 09/09/2026 7,000 7,464
3.80%, 09/20/2021
(h)
10,000 10,304
$ 96,932
Banks - 11 .40%
Bank of America Corp
0.81%, 10/24/2024
(i)
20,000 20,020
United States Secured Overnight Financing
Rate + 0.74%
2.46%, 10/22/2025
(i)
35,000 36,965
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,493
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,786
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 11,311
3.97%, 02/07/2030
(i)
8,000 9,234
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,639
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 $ 50,000 $ 52,628
2.20%, 08/16/2023 9,500 9,956
2.80%, 05/04/2026 8,000 8,794
3.00%, 10/30/2028 9,000 9,949
Citigroup Inc
0.78%, 10/30/2024
(i)
9,000 8,995
United States Secured Overnight Financing
Rate + 0.69%
2.98%, 11/05/2030
(i)
51,000 54,832
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 25,401
4.45%, 09/29/2027 8,000 9,230
4.50%, 01/14/2022 4,900 5,137
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,204
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 62,258
2.60%, 06/15/2022 10,000 10,331
3.65%, 01/25/2024 14,000 15,247
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 21,000 23,250
3.63%, 01/22/2023 7,000 7,469
3.81%, 04/23/2029
(i)
13,000 14,831
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 26,707
5.25%, 07/27/2021 13,000 13,467
JPMorgan Chase & Co
2.74%, 10/15/2030
(i)
47,000 50,287
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,275
3.63%, 05/13/2024 15,900 17,528
3.68%, 12/31/2049
(k)
3,911 3,686
3 Month USD LIBOR + 3.47%
3.90%, 07/15/2025 8,000 9,048
KeyCorp
2.25%, 04/06/2027 30,000 31,515
2.55%, 10/01/2029 50,000 53,208
Morgan Stanley
0.86%, 10/21/2025
(i)
7,500 7,490
United States Secured Overnight Financing
Rate + 0.75%
2.70%, 01/22/2031
(i)
38,000 40,499
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,779
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 11,293
4.00%, 07/23/2025 5,000 5,682
4.88%, 11/01/2022 2,000 2,163
5.50%, 07/28/2021 5,900 6,122
6.25%, 08/09/2026 4,000 5,065
PNC Bank NA
2.70%, 10/22/2029 53,000 56,821
2.95%, 02/23/2025 10,000 10,894
3.10%, 10/25/2027 4,750 5,276
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(i),(k)
19,800 20,336
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 53,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 22,115
3.30%, 05/15/2026 5,000 5,565

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
238
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
2.70%, 01/27/2022 $ 9,500 $ 9,758
US Bancorp
2.95%, 07/15/2022 5,000 5,211
3.00%, 03/15/2022 2,000 2,070
3.00%, 07/30/2029 6,000 6,628
3.15%, 04/27/2027 3,800 4,251
3.60%, 09/11/2024 12,000 13,287
3.90%, 04/26/2028 5,000 5,891
4.13%, 05/24/2021 3,000 3,055
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 36,164
2.80%, 01/27/2025 7,000 7,573
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 33,754
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 34,058
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,484
$ 1,089,868
Beverages - 0 .36%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 14,000 17,201
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 14,000 17,577
$ 34,778
Biotechnology - 2 .61%
Amgen Inc
2.20%, 02/21/2027 11,500 12,081
2.45%, 02/21/2030 40,000 42,161
3.63%, 05/15/2022 8,000 8,333
3.88%, 11/15/2021 38,529 39,563
Biogen Inc
2.25%, 05/01/2030 65,000 65,500
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,905
2.60%, 10/01/2040 19,000 18,420
3.50%, 02/01/2025 10,000 11,009
3.65%, 03/01/2026 21,000 23,708
4.40%, 12/01/2021 9,900 10,234
$ 249,914
Chemicals - 0 .96%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
24,000 25,516
Airgas Inc
3.65%, 07/15/2024 12,750 13,984
Westlake Chemical Corp
3.38%, 06/15/2030 4,500 4,827
3.60%, 08/15/2026 43,000 47,070
$ 91,397
Commercial Services - 0 .34%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,343
4.50%, 08/16/2021
(h)
6,000 6,180
7.00%, 10/15/2037
(h)
13,000 19,043
$ 32,566
Computers - 0 .91%
Apple Inc
1.13%, 05/11/2025 10,000 10,189
2.05%, 09/11/2026 30,000 31,957
2.40%, 05/03/2023 14,650 15,383
3.20%, 05/11/2027 13,000 14,646
3.25%, 02/23/2026 13,000 14,533
$ 86,708
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 0 .37%
American Express Credit Account Master Trust
0.39%, 04/15/2024 $ 35,000 $ 35,053
1.00 x 1 Month USD LIBOR + 0.24%
Diversified Financial Services - 0 .49%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 8,174
5.13%, 01/20/2023 1,500 1,633
6.25%, 01/15/2036 10,325 13,001
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 21,645
4.85%, 01/15/2027 1,750 2,013
$ 46,466
Electric - 9 .11%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 25,926
Alabama Power Co
1.45%, 09/15/2030 25,000 24,821
3.45%, 10/01/2049 42,000 47,585
Berkshire Hathaway Energy Co
2.85%, 05/15/2051
(h)
23,000 22,619
4.05%, 04/15/2025
(h)
10,000 11,355
Black Hills Corp
2.50%, 06/15/2030 15,000 15,460
3.05%, 10/15/2029 39,500 42,725
3.15%, 01/15/2027 7,500 8,079
4.35%, 05/01/2033 8,000 9,517
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 10,562
Entergy Louisiana LLC
2.90%, 03/15/2051 7,000 7,260
3.25%, 04/01/2028 12,000 13,416
4.20%, 09/01/2048 31,000 38,829
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,168
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,262
3.15%, 10/01/2049 25,000 27,912
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(g)
9,300 —
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,990
3.50%, 09/30/2049 66,000 72,245
LG&E and KU Energy LLC
4.38%, 10/01/2021 5,900 6,047
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,317
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,364
4.30%, 01/15/2029
(h)
14,000 15,888
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,410
Nevada Power Co
2.40%, 05/01/2030 20,500 21,791
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 54,781
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 19,493
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(h)
13,000 12,909
2.95%, 04/01/2025
(j)
7,000 7,620
3.10%, 09/15/2049 33,500 36,747
4.10%, 11/15/2048 5,000 6,266
5.75%, 03/15/2029 21,000 27,400
PacifiCorp
5.25%, 06/15/2035 5,750 7,881
6.25%, 10/15/2037 2,500 3,594

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 17,000 $ 18,088
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 16,657
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,038 6,194
5.38%, 06/30/2035
(h)
21,236 23,392
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 10,764
3.55%, 02/15/2022 12,900 13,299
3.85%, 02/01/2048 7,900 8,668
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 10,751
TransAlta Corp
4.50%, 11/15/2022 19,650 20,338
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,172
3.85%, 03/15/2023 19,900 21,365
4.85%, 12/01/2048 7,000 9,120
5.15%, 11/15/2021 3,000 3,111
Xcel Energy Inc
2.60%, 12/01/2029 32,000 34,206
3.50%, 12/01/2049 24,000 26,563
$ 870,927
Electronics - 0 .49%
Keysight Technologies Inc
3.00%, 10/30/2029 43,000 46,528
Environmental Control - 0 .56%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,279
Republic Services Inc
2.30%, 03/01/2030 16,500 17,398
3.20%, 03/15/2025 13,000 14,223
3.55%, 06/01/2022 9,000 9,366
$ 53,266
Food - 0 .40%
Kraft Heinz Foods Co
3.75%, 04/01/2030
(h)
21,000 22,065
3.95%, 07/15/2025 15,000 16,220
$ 38,285
Gas - 0 .49%
NiSource Inc
2.95%, 09/01/2029 29,000 31,264
3.60%, 05/01/2030 14,000 15,903
$ 47,167
Healthcare - Services - 0 .71%
HCA Inc
4.13%, 06/15/2029 14,000 15,887
5.63%, 09/01/2028 2,000 2,328
5.88%, 05/01/2023 4,500 4,894
7.50%, 11/06/2033 1,950 2,634
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 9,365
2.88%, 08/15/2029 15,000 16,621
3.50%, 08/15/2039 14,000 16,061
$ 67,790
Insurance - 3 .04%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 36,094
1.85%, 03/12/2030 8,000 8,259
2.85%, 10/15/2050 30,500 31,071
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,487
3.75%, 08/15/2021
(j)
5,000 5,143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Fidelity National Financial Inc
3.40%, 06/15/2030 $ 32,000 $ 34,115
4.50%, 08/15/2028 39,500 45,273
5.50%, 09/01/2022 5,000 5,404
First American Financial Corp
4.00%, 05/15/2030 28,000 31,285
4.30%, 02/01/2023 21,800 23,070
4.60%, 11/15/2024 5,000 5,557
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 17,169
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 24,052
3.88%, 03/27/2028 7,000 8,175
4.50%, 11/16/2021 7,000 7,306
$ 290,460
Internet - 0 .93%
Amazon.com Inc
2.80%, 08/22/2024 44,000 47,497
4.05%, 08/22/2047 32,650 41,883
$ 89,380
Iron & Steel - 0 .16%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 14,889
Lodging - 0 .58%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 43,828
3.70%, 01/15/2031 11,000 11,445
$ 55,273
Media - 2 .10%
Comcast Corp
2.65%, 02/01/2030 33,000 35,583
3.30%, 02/01/2027 10,000 11,178
3.95%, 10/15/2025 15,000 17,187
4.25%, 10/15/2030 4,500 5,491
6.45%, 03/15/2037 1,800 2,690
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,958
4.13%, 05/15/2029 22,000 25,093
5.30%, 05/15/2049 13,000 15,633
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,668
6.75%, 06/15/2039 6,000 8,024
7.30%, 07/01/2038 7,750 10,827
Walt Disney Co/The
2.00%, 09/01/2029 28,000 28,708
4.50%, 02/15/2021 7,000 7,083
6.40%, 12/15/2035 8,900 13,315
$ 200,438
Oil & Gas - 2 .26%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,397
3.12%, 05/04/2026 10,000 10,951
3.41%, 02/11/2026 13,000 14,378
3.94%, 09/21/2028 13,000 14,896
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,282
3.56%, 11/01/2021 17,000 17,511
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 9,117
3.80%, 04/15/2024 35,000 37,437
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,682
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 9,723
Nabors Industries Inc
5.10%, 09/15/2023 5,000 2,500
Phillips 66
4.30%, 04/01/2022 28,000 29,410

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
240
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc
2.80%, 05/15/2023 $ 8,000 $ 8,360
3.60%, 12/01/2024 18,000 19,540
4.00%, 11/15/2047 4,500 4,450
9.25%, 10/15/2021 9,475 10,224
Valaris plc
0.00%, 06/01/2022
(d)
8,650 605
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 4,387
$ 215,850
Oil & Gas Services - 0 .49%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h),(j)
10,000 10,391
4.00%, 12/21/2025
(h)
33,000 36,780
$ 47,171
Other Asset Backed Securities - 1 .17%
Drug Royalty III LP 1
1.84%, 10/15/2031
(h)
2,232 2,195
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(h)
917 917
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(h)
869 872
4.27%, 10/15/2031
(h)
2,870 2,953
PFS Financing Corp
0.70%, 09/15/2023
(h)
40,000 40,049
1.00 x 1 Month USD LIBOR + 0.55%
0.70%, 04/15/2024
(h)
13,000 12,970
1.00 x 1 Month USD LIBOR + 0.55%
Verizon Owner Trust 2017-3
0.42%, 04/20/2022
(h)
713 713
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
0.57%, 04/22/2024 42,500 42,635
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025
(l)
8,500 8,497
$ 111,801
Packaging & Containers - 0 .12%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,237
6.88%, 07/15/2033
(h)
6,900 8,901
$ 11,138
Pharmaceuticals - 2 .05%
AbbVie Inc
2.15%, 11/19/2021
(h)
33,000 33,593
2.30%, 11/21/2022
(h)
18,000 18,651
2.90%, 11/06/2022 14,650 15,339
Bristol-Myers Squibb Co
3.20%, 06/15/2026 20,000 22,388
3.40%, 07/26/2029 27,000 31,264
3.45%, 11/15/2027 9,000 10,266
3.90%, 02/20/2028 10,500 12,330
CVS Health Corp
3.00%, 08/15/2026 7,000 7,623
4.30%, 03/25/2028 13,000 15,054
5.05%, 03/25/2048 23,000 29,171
$ 195,679
Pipelines - 1 .48%
ANR Pipeline Co
9.63%, 11/01/2021 900 978
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,739
4.15%, 07/01/2023 10,000 9,838
4.35%, 10/15/2024 8,000 7,760
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,713
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
$ 22,000 $ 23,943
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,324
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 14,393
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,647
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,724
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,259
7.25%, 08/15/2038 10,000 14,535
$ 141,990
REITs - 9 .49%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 12,646
2.75%, 12/15/2029 14,500 15,578
3.38%, 08/15/2031 30,000 33,653
4.30%, 01/15/2026 9,900 11,422
4.90%, 12/15/2030 4,250 5,284
American Tower Corp
1.88%, 10/15/2030 20,000 19,724
2.10%, 06/15/2030 3,000 3,013
2.40%, 03/15/2025 7,000 7,407
2.75%, 01/15/2027 53,000 56,853
3.38%, 10/15/2026 5,000 5,528
CBL & Associates LP
5.95%, 12/15/2026 13,750 5,151
Crown Castle International Corp
2.25%, 01/15/2031 13,000 13,065
3.10%, 11/15/2029 8,000 8,597
4.00%, 11/15/2049 17,000 18,905
4.30%, 02/15/2029 13,000 15,078
CubeSmart LP
2.00%, 02/15/2031 26,000 25,324
3.00%, 02/15/2030 18,000 19,256
4.00%, 11/15/2025 5,000 5,588
4.38%, 12/15/2023 8,000 8,781
4.38%, 02/15/2029 2,000 2,328
Duke Realty LP
2.88%, 11/15/2029 12,500 13,636
3.25%, 06/30/2026 5,000 5,528
3.38%, 12/15/2027 25,000 27,964
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 9,098
3.63%, 01/15/2028 3,500 3,872
3.88%, 05/01/2025 5,000 5,468
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 7,349
3.00%, 01/15/2030 50,000 53,744
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 44,346
3.63%, 10/01/2029 32,000 32,280
4.75%, 01/15/2028 7,000 7,612
5.25%, 01/15/2026 8,000 8,845
Physicians Realty LP
4.30%, 03/15/2027 17,900 19,169
SBA Tower Trust
2.33%, 07/15/2052
(h)
10,000 10,058
2.84%, 01/15/2050
(h)
30,000 31,784
Service Properties Trust
4.35%, 10/01/2024 12,000 10,620
4.50%, 06/15/2023
(j)
5,000 4,813
4.65%, 03/15/2024 5,650 5,078
4.95%, 02/15/2027 5,900 4,956
5.00%, 08/15/2022 14,650 14,467

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Simon Property Group LP
2.00%, 09/13/2024 $ 32,000 $ 33,013
2.75%, 02/01/2023 7,000 7,280
STORE Capital Corp
4.63%, 03/15/2029 33,500 36,309
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,223
3.85%, 04/01/2027 21,000 22,850
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 10,013
Welltower Inc
2.70%, 02/15/2027 12,000 12,628
2.75%, 01/15/2031 7,000 7,157
3.10%, 01/15/2030 23,000 24,239
3.75%, 03/15/2023 3,000 3,181
4.13%, 03/15/2029 6,000 6,808
4.25%, 04/15/2028 4,000 4,540
4.50%, 01/15/2024 5,000 5,502
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 58,108
WP Carey Inc
2.40%, 02/01/2031 21,000 20,732
3.85%, 07/15/2029 30,000 33,111
$ 907,562
Savings & Loans - 0 .07%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,985
Semiconductors - 0 .32%
NVIDIA Corp
2.85%, 04/01/2030 14,000 15,513
3.50%, 04/01/2040 13,000 15,065
$ 30,578
Software - 0 .67%
Oracle Corp
2.50%, 05/15/2022 35,000 36,031
2.95%, 05/15/2025 25,900 28,185
$ 64,216
Telecommunications - 2 .21%
Corning Inc
2.90%, 05/15/2022 5,000 5,152
4.75%, 03/15/2042 4,650 5,708
5.45%, 11/15/2079 43,500 54,863
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
16,000 18,078
Qwest Corp
6.75%, 12/01/2021 20,800 21,857
Sprint Corp
7.88%, 09/15/2023 7,750 8,835
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
9,625 9,715
5.15%, 03/20/2028
(h)
16,500 19,226
T-Mobile USA Inc
2.05%, 02/15/2028
(h)
10,000 10,150
2.55%, 02/15/2031
(h)
20,000 20,382
3.00%, 02/15/2041
(h)
39,000 37,825
$ 211,791
Transportation - 0 .86%
Ryder System Inc
2.90%, 12/01/2026 51,000 55,164
3.35%, 09/01/2025 25,000 27,526
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(g)
14,000 —
$ 82,690
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .70%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(h)
$ 22,000 $ 21,956
2.70%, 11/01/2024
(h)
28,000 29,747
3.45%, 07/01/2024
(h)
9,000 9,760
4.88%, 07/11/2022
(h)
5,500 5,892
$ 67,355
TOTAL BONDS $ 5,814,215
SENIOR FLOATING RATE INTERESTS
- 0 .22%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(m)
$ 9,529 $ 8,731
3 Month USD LIBOR + 2.00%
Software - 0 .13%
Ivanti Software Inc
10.00%, 01/20/2025
(m)
12,250 12,107
3 Month USD LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 20,838
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 32 .48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .08%
3.00%, 10/01/2042 $ 7,458 $ 8,083
3.00%, 10/01/2042 7,302 7,768
3.00%, 11/01/2042 7,766 8,330
3.00%, 06/01/2043 8,466 8,998
3.00%, 12/01/2046 14,026 15,032
3.00%, 07/01/2047 13,736 14,367
3.50%, 04/01/2042 5,287 5,743
3.50%, 04/01/2045 6,899 7,623
3.50%, 03/01/2048 15,814 17,288
4.00%, 02/01/2046 9,431 10,373
9.00%, 01/01/2025 1 1
$ 103,606
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15 .59%
2.00%, 10/01/2050 12,807 13,241
2.00%, 10/01/2050 8,733 9,028
2.00%, 10/01/2050 52,940 54,698
2.00%, 10/01/2050 53,000 54,796
2.00%, 11/01/2050 15,029 15,525
2.00%, 11/01/2050 16,804 17,417
2.50%, 10/01/2050 52,100 54,557
2.50%, 10/01/2050 52,125 54,583
3.00%, 03/01/2042 5,509 5,843
3.00%, 03/01/2042 5,983 6,347
3.00%, 05/01/2042 6,328 6,721
3.00%, 06/01/2042 5,589 5,937
3.00%, 06/01/2042 5,991 6,357
3.00%, 08/01/2049 39,541 42,124
3.00%, 09/01/2049 35,885 37,606
3.00%, 10/01/2049 38,218 40,523
3.00%, 10/01/2049 39,146 40,975
3.00%, 10/01/2049 42,488 45,134
3.00%, 11/01/2049 41,177 43,886
3.00%, 11/01/2049 48,915 51,129
3.00%, 11/01/2049 42,493 44,721
3.00%, 03/01/2050 42,026 44,494
3.00%, 04/01/2050 44,619 47,396
3.50%, 12/01/2040 4,079 4,428
3.50%, 01/01/2042 3,957 4,368
3.50%, 02/01/2043 7,440 8,221
3.50%, 03/01/2045 7,645 8,445
3.50%, 06/01/2045 10,749 11,753
3.50%, 07/01/2045 8,217 8,984
3.50%, 11/01/2045 9,732 10,536
3.50%, 06/01/2046 38,271 41,205
3.50%, 08/01/2047 27,910 29,558
3.50%, 11/01/2047 14,285 15,141

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
242
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2047 $ 30,931 $ 32,776
3.50%, 09/01/2048 10,088 10,665
3.50%, 06/01/2049 24,614 26,001
3.50%, 07/01/2049 34,102 36,006
3.50%, 09/01/2049 34,956 36,901
3.50%, 09/01/2049 29,874 31,525
3.50%, 11/01/2049 38,710 41,191
3.50%, 11/01/2049 30,119 31,787
3.50%, 12/01/2049 34,777 36,700
4.00%, 09/01/2040 4,107 4,549
4.00%, 08/01/2043 6,255 6,942
4.00%, 08/01/2043 5,664 6,249
4.00%, 11/01/2043 5,307 5,824
4.00%, 11/01/2043 7,755 8,696
4.00%, 02/01/2044 7,369 8,183
4.00%, 07/01/2044 3,699 4,027
4.00%, 11/01/2044 5,862 6,436
4.00%, 09/01/2045 12,895 14,180
4.00%, 06/01/2046 27,859 30,697
4.00%, 08/01/2046 9,030 9,894
4.00%, 01/01/2047 7,908 8,485
4.00%, 08/01/2047 9,342 10,034
4.00%, 09/01/2048 21,978 23,459
4.00%, 10/01/2048 10,434 11,136
4.00%, 07/01/2049 24,572 26,236
4.00%, 09/01/2049 22,163 23,812
4.00%, 10/01/2049 39,487 42,811
4.50%, 12/01/2040 4,317 4,858
4.50%, 06/01/2046 33,153 37,157
4.50%, 05/01/2047 7,902 8,600
4.50%, 05/01/2047 7,713 8,389
4.50%, 02/01/2049 9,743 10,523
6.50%, 04/01/2032 3 4
$ 1,490,410
Government National Mortgage Association (GNMA) - 0 .37%
3.00%, 02/20/2046 33,546 35,361
U.S. Treasury - 15 .44%
1.13%, 02/28/2025 40,000 41,392
1.13%, 02/28/2027 40,000 41,409
1.25%, 08/31/2024 40,000 41,483
1.38%, 08/31/2023 40,000 41,337
1.50%, 08/15/2026 40,000 42,295
1.50%, 02/15/2030 40,000 42,463
1.63%, 11/15/2022 40,000 41,189
1.63%, 02/15/2026 40,000 42,506
1.63%, 08/15/2029 40,000 42,892
1.75%, 05/15/2022 40,000 40,981
1.75%, 11/15/2029 40,000 43,353
2.00%, 02/28/2021 40,000 40,247
2.00%, 11/15/2026 40,000 43,516
2.13%, 05/15/2025 40,000 43,209
2.25%, 11/15/2024 40,000 43,136
2.25%, 08/15/2027 40,000 44,386
2.25%, 11/15/2027 40,000 44,464
2.25%, 08/15/2046 35,000 40,078
2.25%, 08/15/2049 35,000 40,156
2.38%, 02/29/2024 40,000 42,845
2.63%, 11/15/2020 40,000 40,035
2.63%, 02/28/2023 40,000 42,280
2.63%, 02/15/2029 40,000 46,053
2.75%, 11/15/2023 40,000 43,081
2.75%, 02/15/2028 40,000 45,966
2.75%, 08/15/2047 35,000 44,036
2.88%, 08/15/2028 40,000 46,587
2.88%, 05/15/2049 35,000 45,302
3.00%, 09/30/2025 40,000 45,100
3.00%, 11/15/2045 35,000 45,683
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 05/15/2021 $ 40,000 $ 40,644
3.13%, 11/15/2028 40,000 47,517
3.63%, 02/15/2044 35,000 49,792
3.75%, 11/15/2043 35,000 50,615
$ 1,476,028
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,105,405
Total Investments $ 9,610,483
Other Assets and Liabilities -  (0.51)% (48,485)
TOTAL NET ASSETS - 100.00% $ 9,561,998
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,139 or 0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $19,166 or
0.20% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $730,474 or 7.64% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security purchased on a when-issued basis.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .49%
Mortgage Securities 17 .04%
Government 15 .44%
Utilities 9 .60%
Money Market Funds 6 .76%
Consumer, Non-cyclical 6 .47%
Communications 5 .24%
Energy 4 .36%
Industrial 2 .93%
Asset Backed Securities 2 .61%
Consumer, Cyclical 2 .42%
Technology 2 .03%
Basic Materials 1 .12%
Other Assets and Liabilities
( 0 .51 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
243
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,067,368 $ 3,887,328 $ 4,308,179 $ 646,517
$ 1,067,368 $ 3,887,328 $ 4,308,179 $ 646,517
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,798 $ — $ — $ —
$ 2,798 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012 - 05/28/2019 $ 21,314 $ 19,166 0.20%
Total $ 19,166 0.20%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
244
INVESTMENT COMPANIES - 11 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .63%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
99,000 $ 13,239
iShares iBoxx High Yield Corporate Bond ETF 75,000 6,291
SPDR Bloomberg Barclays High Yield Bond ETF 170,000 17,731
$ 37,261
Money Market Funds - 5 .62%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,624 2
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
37,136,977 37,137
$ 37,139
TOTAL INVESTMENT COMPANIES $ 74,400
COMMON STOCKS - 0 .05 % Shares Held Value (000's)
Oil & Gas - 0 .04%
EP Energy Corp
(d)
8,800 $ 246
Mesquite Energy Inc
(d),(e),(f)
407 2
$ 248
Retail - 0 .01%
Claire's Holdings LLC
(d)
232 71
TOTAL COMMON STOCKS $ 319
PREFERRED STOCKS - 0 .56 % Shares Held Value (000's)
Sovereign - 0 .56%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,710
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,710
BONDS - 59 .60%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .91%
Boeing Co/The
1.95%, 02/01/2024
(h)
$ 3,840 $ 3,825
2.70%, 02/01/2027 1,965 1,913
2.80%, 03/01/2024 845 862
3.20%, 03/01/2029 500 489
4.88%, 05/01/2025 845 919
Lockheed Martin Corp
4.09%, 09/15/2052 210 270
Raytheon Technologies Corp
3.50%, 03/15/2027
(i)
505 565
4.45%, 11/16/2038 715 875
4.50%, 06/01/2042 710 890
5.40%, 05/01/2035 215 289
SSL Robotics LLC
9.75%, 12/31/2023
(i)
390 434
TransDigm Inc
6.25%, 03/15/2026
(i)
115 120
7.50%, 03/15/2027 485 501
8.00%, 12/15/2025
(i)
180 195
Triumph Group Inc
8.88%, 06/01/2024
(i)
485 515
$ 12,662
Agriculture - 0 .42%
Altria Group Inc
5.80%, 02/14/2039 380 484
BAT Capital Corp
3.22%, 08/15/2024 505 542
3.56%, 08/15/2027 670 723
4.54%, 08/15/2047 25 26
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
200 214
Reynolds American Inc
5.70%, 08/15/2035 635 780
$ 2,769
Airlines - 0 .60%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(i)
102 97
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(i)
2,958 3,002
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Southwest Airlines Co
4.75%, 05/04/2023 $ 200 $ 214
5.25%, 05/04/2025 605 671
$ 3,984
Automobile Asset Backed Securities - 4 .02%
CarMax Auto Owner Trust 2020-3
0.40%, 06/15/2023 780 781
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 2,500 2,500
Drive Auto Receivables Trust 2020-2
0.68%, 07/17/2023 865 866
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2020-B
0.41%, 12/15/2022 1,520 1,522
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 815 816
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 1,220 1,221
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 1,815 1,816
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 1,500 1,501
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 1,640 1,640
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 1,950 1,950
Santander Drive Auto Receivables Trust 2020-2
0.50%, 05/15/2023 1,400 1,401
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 2,550 2,552
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(i)
1,150 1,155
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(i)
550 550
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(i)
1,304 1,318
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 2,000 2,002
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 3,000 3,002
$ 26,593
Automobile Manufacturers - 1 .56%
BMW US Capital LLC
3.80%, 04/06/2023
(i)
695 747
3.90%, 04/09/2025
(i)
1,250 1,393
Ford Motor Co
8.50%, 04/21/2023 255 281
9.00%, 04/22/2025 250 295
9.63%, 04/22/2030 45 60
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 499
3.35%, 11/01/2022 570 568
4.14%, 02/15/2023 450 453
4.25%, 09/20/2022 1,330 1,349
General Motors Co
4.88%, 10/02/2023 1,715 1,871
6.25%, 10/02/2043 525 646
General Motors Financial Co Inc
1.70%, 08/18/2023 360 363
3.45%, 01/14/2022 730 749
3.95%, 04/13/2024 670 716
Navistar International Corp
6.63%, 11/01/2025
(i)
243 251
9.50%, 05/01/2025
(i)
100 111
$ 10,352

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 10 .25%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(i)
$ 205 $ 230
Banco Santander SA
2.75%, 05/28/2025 3,800 4,006
Bank of America Corp
2.68%, 06/19/2041
(j)
1,635 1,651
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(j)
425 457
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(j)
440 483
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(j)
260 281
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 4,085 4,552
4.25%, 10/22/2026 915 1,058
4.30%, 12/31/2099
(g),(j)
400 390
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(j)
1,100 1,154
3 Month USD LIBOR + 2.45%
5.20%, 05/12/2026 500 562
BNP Paribas SA
2.22%, 06/09/2026
(i),(j)
2,200 2,275
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 12/31/2049
(g),(i),(j),(k)
710 676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 255 269
5.80%, 12/31/2049
(g),(j),(l)
310 305
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,211
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(j)
95 106
3 Month USD LIBOR + 1.15%
4.65%, 07/30/2045 1,850 2,370
4.65%, 07/23/2048 185 240
4.70%, 12/31/2049
(g),(j)
270 264
United States Secured Overnight Financing
Rate + 3.23%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,485 1,621
Credit Suisse Group AG
2.19%, 06/05/2026
(i),(j)
2,500 2,584
United States Secured Overnight Financing
Rate + 2.04%
4.19%, 04/01/2031
(i),(j)
250 287
United States Secured Overnight Financing
Rate + 3.73%
4.88%, 05/15/2045 375 492
5.25%, 12/31/2049
(g),(i),(j),(k)
1,885 1,898
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
(i),(j)
2,250 2,289
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(j)
590 572
USD Swap Semi-Annual 5 Year + 2.25%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
1,700 1,717
United States Secured Overnight Financing
Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Discover Bank
2.70%, 02/06/2030 $ 250 $ 261
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 405 440
3.85%, 01/26/2027 1,153 1,298
6.75%, 10/01/2037 465 677
HSBC Holdings PLC
1.65%, 04/18/2026
(j)
1,130 1,134
United States Secured Overnight Financing
Rate + 1.54%
2.63%, 11/07/2025
(j)
500 524
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 911
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
1,435 1,501
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(j)
105 127
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 335 449
5.50%, 10/15/2040 345 494
Lloyds Banking Group PLC
3.87%, 07/09/2025
(j)
1,900 2,072
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(j)
1,500 1,498
United States Secured Overnight Financing
Rate + 0.75%
2.19%, 04/28/2026
(j)
335 351
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(j)
380 435
United States Secured Overnight Financing
Rate + 3.12%
4.05%, 12/31/2049
(g)
351 343
3 Month USD LIBOR + 3.81%
4.35%, 09/08/2026 2,000 2,324
5.00%, 11/24/2025 995 1,173
6.38%, 07/24/2042 130 203
National Australia Bank Ltd
2.33%, 08/21/2030
(i)
1,185 1,160
Natwest Group PLC
5.13%, 05/28/2024 3,164 3,486
6.00%, 12/31/2049
(g),(j),(k)
1,020 1,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
(i)
475 492
Popular Inc
6.13%, 09/14/2023 145 155
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(j)
1,510 1,500
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
Santander UK PLC
5.00%, 11/07/2023
(i)
594 650
Standard Chartered PLC
2.82%, 01/30/2026
(i),(j)
1,020 1,061
3 Month USD LIBOR + 1.21%
6.00%, 12/31/2099
(g),(i),(j),(k)
510 524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,415 1,462

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
1.01%, 07/30/2024
(i),(j)
$ 710 $ 713
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
1.36%, 01/30/2027
(i),(j)
460 459
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
6.88%, 12/31/2049
(g),(j),(k)
1,115 1,128
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 193
Wells Fargo & Co
2.39%, 06/02/2028
(j)
1,500 1,559
United States Secured Overnight Financing
Rate + 2.10%
3.75%, 01/24/2024 360 391
4.40%, 06/14/2046 465 547
Westpac Banking Corp
4.11%, 07/24/2034
(j)
125 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 760 920
$ 67,809
Beverages - 1 .02%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 955
4.90%, 02/01/2046 1,320 1,615
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,474
Central American Bottling Corp
5.75%, 01/31/2027
(i)
210 220
Constellation Brands Inc
2.88%, 05/01/2030 200 215
3.15%, 08/01/2029 975 1,068
3.70%, 12/06/2026 390 444
4.40%, 11/15/2025 660 763
Corp Lindley SA
6.75%, 11/23/2021
(i)
11 11
6.75%, 11/23/2021 11 11
$ 6,776
Biotechnology - 0 .06%
Amgen Inc
2.20%, 02/21/2027 390 410
Building Materials - 0 .29%
Builders FirstSource Inc
5.00%, 03/01/2030
(i)
145 153
6.75%, 06/01/2027
(i)
242 260
Carrier Global Corp
2.24%, 02/15/2025
(i)
630 657
Cemex SAB de CV
5.20%, 09/17/2030
(i)
450 475
Martin Marietta Materials Inc
2.50%, 03/15/2030 255 264
Norbord Inc
5.75%, 07/15/2027
(i)
100 105
$ 1,914
Chemicals - 0 .66%
Blue Cube Spinco LLC
9.75%, 10/15/2023 21 22
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
250 231
CF Industries Inc
4.95%, 06/01/2043 310 372
5.15%, 03/15/2034 132 155
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 370
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Consolidated Energy Finance SA
4.00%, 06/15/2022
(i)
$ 250 $ 239
3 Month USD LIBOR + 3.75%
DuPont de Nemours Inc
5.32%, 11/15/2038 525 680
5.42%, 11/15/2048 100 135
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 290
Element Solutions Inc
3.88%, 09/01/2028
(i)
662 654
Equate Petrochemical BV
3.00%, 03/03/2022 375 380
LYB International Finance III LLC
2.88%, 05/01/2025 575 617
NOVA Chemicals Corp
5.25%, 08/01/2023
(i)
130 129
Westlake Chemical Corp
3.38%, 06/15/2030 90 96
$ 4,370
Commercial Mortgage Backed Securities - 1 .85%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,108
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(i),(m)
500 410
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(m),(n)
617 10
GS Mortgage Securities Trust 2012-GCJ7
2.06%, 05/10/2045
(m),(n)
9,357 125
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(m)
800 784
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(i),(m)
800 754
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.49%, 12/15/2047
(m),(n)
9,978 244
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.81%, 02/15/2047
(m)
2,700 2,590
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.74%, 04/15/2047
(m),(n)
23,553 420
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.92%, 11/15/2047
(m),(n)
7,611 180
3.91%, 11/15/2047
(i),(m)
1,000 751
LB-UBS Commercial Mortgage Trust 2005-C3
0.63%, 07/15/2040
(i),(m),(n)
1,033 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.30%, 08/15/2046
(m),(n)
18,452 114
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(m),(n)
19,995 522
4.77%, 06/15/2047
(m)
4,250 3,420
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.05%, 10/15/2030
(i),(m),(n)
21,590 325
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.60%, 12/10/2045
(i),(m),(n)
18,839 455
$ 12,212
Commercial Services - 0 .32%
CoStar Group Inc
2.80%, 07/15/2030
(i)
340 349
Garda World Security Corp
9.50%, 11/01/2027
(i)
213 227

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(i)
$ 350 $ 338
6.25%, 01/15/2028
(i)
180 182
Refinitiv US Holdings Inc
8.25%, 11/15/2026
(i)
335 365
Tms International Holding Corp
7.25%, 08/15/2025
(i)
335 319
United Rentals North America Inc
3.88%, 02/15/2031 70 71
4.88%, 01/15/2028 159 167
5.88%, 09/15/2026 95 100
$ 2,118
Computers - 0 .37%
Apple Inc
4.65%, 02/23/2046 555 756
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(i)
615 700
5.45%, 06/15/2023
(i)
920 1,012
$ 2,468
Consumer Products - 0 .46%
Central Garden & Pet Co
4.13%, 10/15/2030 110 111
Kimberly-Clark Corp
1.05%, 09/15/2027 2,900 2,907
$ 3,018
Credit Card Asset Backed Securities - 0 .95%
Barclays Dryrock Issuance Trust
0.48%, 07/15/2024 3,250 3,256
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.35%, 04/17/2023 1,247 1,248
1.00 x 1 Month USD LIBOR + 0.20%
0.70%, 06/15/2023 1,750 1,756
1.00 x 1 Month USD LIBOR + 0.55%
$ 6,260
Distribution & Wholesale - 0 .06%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(i)
110 112
5.88%, 05/15/2026
(i)
305 316
$ 428
Diversified Financial Services - 2 .24%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
340 269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,800
4.50%, 09/15/2023 1,670 1,734
Air Lease Corp
2.88%, 01/15/2026 1,495 1,481
3.38%, 07/01/2025 890 904
Ally Financial Inc
4.63%, 03/30/2025 650 727
5.80%, 05/01/2025 1,075 1,253
Avation Capital SA
6.50%, 05/15/2021
(i)
200 126
Blackstone Holdings Finance Co LLC
3.50%, 09/10/2049
(i)
85 92
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,246
Brookfield Finance LLC
3.45%, 04/15/2050 800 782
Credit Acceptance Corp
5.13%, 12/31/2024
(i)
155 154
6.63%, 03/15/2026 360 373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
GE Capital Funding LLC
4.40%, 05/15/2030
(i)
$ 430 $ 470
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 500 541
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(i),(m),(o)
171 115
ILFC E-Capital Trust II
3.23%, 12/21/2065
(i),(m)
155 88
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
100 100
Navient Corp
5.00%, 03/15/2027 10 9
6.63%, 07/26/2021 175 179
6.75%, 06/15/2026 250 252
OneMain Finance Corp
5.63%, 03/15/2023 190 198
6.63%, 01/15/2028 290 317
6.88%, 03/15/2025 340 374
8.88%, 06/01/2025 55 61
SLM Corp
4.20%, 10/29/2025 185 187
$ 14,832
Electric - 2 .27%
Alabama Power Co
3.45%, 10/01/2049 655 742
Avangrid Inc
3.20%, 04/15/2025 1,115 1,224
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(i)
200 200
Clearway Energy Operating LLC
4.75%, 03/15/2028
(i)
65 68
CMS Energy Corp
3.00%, 05/15/2026 275 302
4.70%, 03/31/2043 110 134
Commonwealth Edison Co
4.00%, 03/01/2049 405 492
Dominion Energy Inc
4.25%, 06/01/2028 475 559
DTE Electric Co
3.95%, 03/01/2049 100 123
DTE Energy Co
1.05%, 06/01/2025 150 151
3.40%, 06/15/2029 700 780
6.38%, 04/15/2033 81 115
Elwood Energy LLC
8.16%, 07/05/2026 93 98
Enel Chile SA
4.88%, 06/12/2028 260 304
Evergy Inc
2.90%, 09/15/2029 1,085 1,155
FirstEnergy Corp
1.60%, 01/15/2026 95 93
Fortis Inc/Canada
3.06%, 10/04/2026 174 190
Georgia Power Co
3.70%, 01/30/2050 105 117
4.30%, 03/15/2043 130 154
Indiantown Cogeneration LP
9.77%, 12/15/2020 56 56
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 222
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(j)
355 367
3 Month USD LIBOR + 2.91%
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(i)
270 282
4.50%, 09/15/2027
(i)
70 76

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
5.25%, 06/15/2029
(i)
$ 355 $ 385
7.25%, 05/15/2026 180 190
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,760
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(i)
168 175
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(i)
2,660 2,690
Southern California Edison Co
4.20%, 03/01/2029 460 527
4.88%, 03/01/2049 500 594
Southern Co/The
5.50%, 03/15/2057
(j)
180 185
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 278
Tucson Electric Power Co
4.85%, 12/01/2048 100 130
Virginia Electric and Power Co
4.60%, 12/01/2048 95 128
$ 15,046
Electrical Components & Equipment - 0 .19%
Energizer Holdings Inc
4.38%, 03/31/2029
(i)
185 187
4.75%, 06/15/2028
(i)
285 293
WESCO Distribution Inc
7.13%, 06/15/2025
(i)
270 291
7.25%, 06/15/2028
(i)
445 487
$ 1,258
Electronics - 0 .01%
Sensata Technologies Inc
3.75%, 02/15/2031
(i)
52 51
Engineering & Construction - 0 .04%
MasTec Inc
4.50%, 08/15/2028
(i)
255 262
Entertainment - 0 .41%
Boyne USA Inc
7.25%, 05/01/2025
(i)
365 382
Caesars Entertainment Inc
6.25%, 07/01/2025
(i)
648 664
CCM Merger Inc
6.00%, 03/15/2022
(i)
195 198
Enterprise Development Authority/The
12.00%, 07/15/2024
(i)
115 127
International Game Technology PLC
5.25%, 01/15/2029
(i)
380 376
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(i)
330 310
Scientific Games International Inc
5.00%, 10/15/2025
(i)
530 532
8.63%, 07/01/2025
(i)
125 130
$ 2,719
Food - 1 .07%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(i)
120 122
4.63%, 01/15/2027
(i)
140 144
5.75%, 03/15/2025 43 44
5.88%, 02/15/2028
(i)
355 376
7.50%, 03/15/2026
(i)
235 260
Conagra Brands Inc
1.38%, 11/01/2027 2,865 2,841
Ingles Markets Inc
5.75%, 06/15/2023 81 82
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(i)
475 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.75%, 04/01/2030
(i)
$ 85 $ 89
4.38%, 06/01/2046 751 771
Mars Inc
2.38%, 07/16/2040
(i)
815 802
McCormick & Co Inc/MD
3.15%, 08/15/2024 250 271
Post Holdings Inc
4.63%, 04/15/2030
(i)
215 221
5.00%, 08/15/2026
(i)
535 555
$ 7,066
Forest Products & Paper - 0 .02%
Suzano Austria GmbH
3.75%, 01/15/2031 140 144
Gas - 0 .23%
NiSource Inc
0.95%, 08/15/2025 1,195 1,191
Southern California Gas Co
2.55%, 02/01/2030 300 320
$ 1,511
Healthcare - Products - 0 .35%
Abbott Laboratories
4.90%, 11/30/2046 200 282
Boston Scientific Corp
3.45%, 03/01/2024 785 848
4.55%, 03/01/2039 605 750
4.70%, 03/01/2049 145 188
Hologic Inc
3.25%, 02/15/2029
(i)
260 261
$ 2,329
Healthcare - Services - 0 .85%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
515 531
Centene Corp
3.00%, 10/15/2030 535 556
4.25%, 12/15/2027 680 716
5.38%, 06/01/2026
(i)
420 442
CHS/Community Health Systems Inc
6.25%, 03/31/2023 535 530
8.00%, 03/15/2026
(i)
255 256
DaVita Inc
3.75%, 02/15/2031
(i)
270 259
4.63%, 06/01/2030
(i)
250 254
HCA Inc
3.50%, 09/01/2030 765 782
5.88%, 05/01/2023 330 359
Tenet Healthcare Corp
4.63%, 09/01/2024
(i)
110 113
7.50%, 04/01/2025
(i)
115 124
UnitedHealth Group Inc
2.75%, 05/15/2040 530 555
3.50%, 08/15/2039 150 172
$ 5,649
Home Builders - 0 .29%
Forestar Group Inc
5.00%, 03/01/2028
(i)
120 119
8.00%, 04/15/2024
(i)
560 582
KB Home
7.63%, 05/15/2023 110 121
Lennar Corp
4.88%, 12/15/2023 125 136
LGI Homes Inc
6.88%, 07/15/2026
(i)
325 340
Picasso Finance Sub Inc
6.13%, 06/15/2025
(i)
220 232
Williams Scotsman International Inc
4.63%, 08/15/2028
(i)
360 362
$ 1,892

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0 .10%
First NLC Trust 2005-1
0.64%, 05/25/2035 $ 219 $ 204
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.84%, 03/25/2035 264 176
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.91%, 02/25/2035 303 286
1.00 x 1 Month USD LIBOR + 0.77%
$ 666
Insurance - 2 .71%
AIA Group Ltd
3.20%, 09/16/2040
(i)
2,800 2,880
American International Group Inc
3.90%, 04/01/2026 85 97
4.50%, 07/16/2044 288 346
Arch Capital Group Ltd
3.64%, 06/30/2050 900 966
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 3,940 3,896
Markel Corp
3.35%, 09/17/2029 65 71
4.30%, 11/01/2047 350 421
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(i)
240 245
New York Life Insurance Co
3.75%, 05/15/2050
(i)
270 301
Pricoa Global Funding I
3.45%, 09/01/2023
(i)
1,275 1,374
Progressive Corp/The
3.95%, 03/26/2050 185 231
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(j)
200 230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
XLIT Ltd
4.45%, 03/31/2025 6,080 6,862
$ 17,920
Internet - 0 .66%
Alibaba Group Holding Ltd
3.60%, 11/28/2024 250 274
Alphabet Inc
1.90%, 08/15/2040 360 340
2.25%, 08/15/2060 390 348
Amazon.com Inc
2.50%, 06/03/2050 300 297
2.70%, 06/03/2060 265 269
Baidu Inc
3.08%, 04/07/2025 300 318
4.38%, 05/14/2024 375 411
Expedia Group Inc
3.60%, 12/15/2023
(i)
495 509
Meituan
2.13%, 10/28/2025
(i)
450 451
Netflix Inc
4.38%, 11/15/2026 455 494
Prosus NV
3.68%, 01/21/2030
(i)
325 354
Tencent Holdings Ltd
3.80%, 02/11/2025
(i)
250 274
$ 4,339
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .13%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 105 $ 107
6.25%, 02/01/2022 130 130
6.25%, 05/15/2026 580 602
$ 839
Iron & Steel - 0 .71%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(i)
125 124
6.38%, 10/15/2025
(i)
85 75
6.75%, 03/15/2026
(i)
50 53
CSN Islands XI Corp
6.75%, 01/28/2028
(i)
235 231
Evraz PLC
5.25%, 04/02/2024
(i)
350 380
Nucor Corp
2.00%, 06/01/2025 320 335
2.70%, 06/01/2030 75 80
Steel Dynamics Inc
2.40%, 06/15/2025 530 556
2.80%, 12/15/2024 1,550 1,645
3.25%, 01/15/2031 120 130
3.45%, 04/15/2030 225 247
Vale Overseas Ltd
3.75%, 07/08/2030 645 679
6.88%, 11/21/2036 129 173
$ 4,708
Leisure Products & Services - 0 .01%
NCL Corp Ltd
3.63%, 12/15/2024
(i)
85 59
Lodging - 0 .21%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(i)
25 26
5.75%, 05/01/2028
(i)
458 480
Marriott International Inc/MD
3.60%, 04/15/2024 695 716
MGM Resorts International
6.00%, 03/15/2023 150 156
$ 1,378
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(i)
475 481
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 378
$ 859
Media - 2 .50%
Altice Financing SA
5.00%, 01/15/2028
(i)
200 194
7.50%, 05/15/2026
(i)
285 297
AMC Networks Inc
4.75%, 12/15/2022 86 86
4.75%, 08/01/2025 596 595
Cable Onda SA
4.50%, 01/30/2030
(i),(l)
200 211
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(i)
779 810
5.38%, 06/01/2029
(i)
320 346
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 415 404
3.75%, 02/15/2028 290 319
4.46%, 07/23/2022 695 737
4.80%, 03/01/2050 440 501
4.91%, 07/23/2025 485 559
6.48%, 10/23/2045 200 270

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
1.95%, 01/15/2031 $ 300 $ 306
3.75%, 04/01/2040 380 442
4.60%, 10/15/2038 1,240 1,580
4.60%, 08/15/2045 630 825
CSC Holdings LLC
6.50%, 02/01/2029
(i)
420 466
Discovery Communications LLC
4.00%, 09/15/2055
(i)
784 797
DISH DBS Corp
5.88%, 11/15/2024 85 86
6.75%, 06/01/2021 85 87
7.38%, 07/01/2028 425 428
7.75%, 07/01/2026 120 127
Fox Corp
5.48%, 01/25/2039 200 266
5.58%, 01/25/2049 285 389
Time Warner Cable LLC
5.50%, 09/01/2041 735 883
5.88%, 11/15/2040 780 965
UPC Holding BV
5.50%, 01/15/2028
(i)
505 521
ViacomCBS Inc
2.90%, 01/15/2027 810 875
4.38%, 03/15/2043 120 130
4.75%, 05/15/2025 490 562
4.95%, 05/19/2050
(l)
270 319
Walt Disney Co/The
2.65%, 01/13/2031 65 70
3.50%, 05/13/2040 660 738
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
150 156
Ziggo BV
5.50%, 01/15/2027
(i)
220 228
$ 16,575
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(i)
210 220
Mining - 0 .73%
Antofagasta PLC
2.38%, 10/14/2030
(i),(l)
225 222
First Quantum Minerals Ltd
7.25%, 04/01/2023
(i)
200 201
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(i)
130 133
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 184
4.63%, 08/01/2030 110 117
Glencore Funding LLC
3.00%, 10/27/2022
(i)
800 828
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(i)
300 357
Hudbay Minerals Inc
6.13%, 04/01/2029
(i)
100 102
7.63%, 01/15/2025
(i)
409 424
IAMGOLD Corp
5.75%, 10/15/2028
(i)
270 270
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(i)
300 366
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(i)
67 72
Newmont Corp
2.25%, 10/01/2030 590 609
Novelis Corp
4.75%, 01/30/2030
(i)
528 535
Teck Resources Ltd
3.90%, 07/15/2030
(i)
400 419
$ 4,839
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3 .24%
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035 $ 115 $ 115
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 66 68
3.00%, 04/25/2027
(n)
1,771 107
3.50%, 09/25/2027
(n)
2,745 204
3.50%, 11/25/2027
(n)
749 51
3.50%, 05/25/2028
(n)
915 55
3.50%, 03/25/2031
(n)
1,525 52
4.00%, 04/25/2043
(n)
463 46
6.35%, 12/25/2021
(n)
20 —
(1.00) x 1 Month USD LIBOR + 6.50%
6.35%, 03/25/2022
(n)
39 1
(1.00) x 1 Month USD LIBOR + 6.50%
38.51%, 08/25/2035
(n)
1 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
0.60%, 05/15/2049 5,280 5,310
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 321 329
3.00%, 05/15/2027
(n)
1,655 91
3.00%, 10/15/2027
(n)
465 30
3.00%, 02/15/2029
(n)
2,722 149
3.50%, 02/15/2028
(n)
1,669 111
3.50%, 01/15/2040
(n)
2,180 112
3.50%, 03/15/2041
(n)
3,227 281
4.00%, 04/15/2025
(n)
174 1
6.50%, 05/15/2026
(n)
1,129 98
(1.00) x 1 Month USD LIBOR + 6.65%
6.60%, 09/15/2034
(n)
123 4
(1.00) x 1 Month USD LIBOR + 6.75%
Ginnie Mae
1.75%, 10/16/2037 24 24
3.50%, 02/20/2040
(n)
1,671 70
3.50%, 01/20/2043
(n)
3,514 584
3.50%, 10/20/2049
(n)
1,779 233
4.00%, 03/16/2039
(n)
1,518 87
4.00%, 09/20/2040
(n)
1,928 203
4.50%, 05/16/2043
(n)
1,510 243
5.90%, 11/20/2040
(n)
2,143 462
(1.00) x 1 Month USD LIBOR + 6.05%
5.90%, 05/20/2046
(n)
555 125
(1.00) x 1 Month USD LIBOR + 6.05%
5.95%, 07/16/2042
(n)
5,103 1,152
(1.00) x 1 Month USD LIBOR + 6.10%
6.00%, 08/20/2044
(n)
2,012 478
(1.00) x 1 Month USD LIBOR + 6.15%
6.00%, 03/20/2047
(n)
3,027 652
(1.00) x 1 Month USD LIBOR + 6.15%
6.05%, 08/20/2042
(n)
2,208 358
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
(n)
1,105 246
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
(n)
2,793 628
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
(n)
5,527 1,673
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 10/20/2047
(n)
2,452 599
(1.00) x 1 Month USD LIBOR + 6.25%
6.45%, 07/20/2042
(n)
5,786 1,608
(1.00) x 1 Month USD LIBOR + 6.60%
6.50%, 04/16/2042
(n)
2,499 575
(1.00) x 1 Month USD LIBOR + 6.65%
6.93%, 04/20/2041
(n)
1,105 254
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.78%, 06/25/2046
(i),(m)
3,905 3,930

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.50%, 08/25/2036 $ 44 $ 43
1.00 x 1 Month USD LIBOR + 0.35%
$ 21,442
Office & Business Equipment - 0 .02%
Xerox Corp
4.38%, 03/15/2023 120 125
Oil & Gas - 2 .09%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(i)
185 164
Canadian Natural Resources Ltd
4.95%, 06/01/2047 210 223
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,100 1,150
Comstock Resources Inc
7.50%, 05/15/2025
(i)
260 258
9.75%, 08/15/2026 395 416
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,190
Ecopetrol SA
6.88%, 04/29/2030 355 427
Laredo Petroleum Inc
9.50%, 01/15/2025 135 63
10.13%, 01/15/2028 160 69
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
375 383
Marathon Oil Corp
4.40%, 07/15/2027 370 372
6.60%, 10/01/2037 555 573
MEG Energy Corp
6.50%, 01/15/2025
(i)
290 282
7.00%, 03/31/2024
(i)
255 242
7.13%, 02/01/2027
(i)
135 121
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 1
Oasis Petroleum Inc
6.25%, 05/01/2026
(i)
305 66
6.88%, 01/15/2023 210 46
Occidental Petroleum Corp
2.70%, 08/15/2022 256 237
2.90%, 08/15/2024 835 695
3.40%, 04/15/2026 75 59
4.40%, 04/15/2046 325 218
5.88%, 09/01/2025 1,170 1,030
6.63%, 09/01/2030 115 101
8.00%, 07/15/2025 50 49
Petrobras Global Finance BV
5.09%, 01/15/2030 200 209
5.60%, 01/03/2031 550 594
Petroleos Mexicanos
4.50%, 01/23/2026 100 88
6.50%, 01/23/2029 860 767
Petronas Capital Ltd
3.50%, 04/21/2030
(i)
200 223
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(i)
500 513
SM Energy Co
6.63%, 01/15/2027 120 45
Southwestern Energy Co
7.75%, 10/01/2027
(l)
455 470
8.38%, 09/15/2028 45 47
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 130 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(i)
$ 275 $ 293
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,229
WPX Energy Inc
4.50%, 01/15/2030 510 490
5.25%, 09/15/2024 130 135
5.25%, 10/15/2027 60 60
5.75%, 06/01/2026 40 41
5.88%, 06/15/2028 65 66
$ 13,836
Other Asset Backed Securities - 1 .02%
Chase Funding Trust Series 2003-5
0.75%, 07/25/2033 612 580
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.61%, 12/25/2033 21 19
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(i)
1,870 1,873
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 1,000 1,001
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 1,735 1,760
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(i)
1,500 1,501
$ 6,734
Packaging & Containers - 0 .32%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(i)
390 398
Bemis Co Inc
2.63%, 06/19/2030 430 451
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(i)
200 203
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 665
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(i)
8 8
Sealed Air Corp
4.88%, 12/01/2022
(i)
190 200
WRKCo Inc
3.00%, 06/15/2033 175 186
$ 2,111
Pharmaceuticals - 1 .95%
AbbVie Inc
2.60%, 11/21/2024
(i)
380 404
3.75%, 11/14/2023 1,750 1,906
Bausch Health Americas Inc
8.50%, 01/31/2027
(i)
300 328
Bausch Health Cos Inc
5.00%, 01/30/2028
(i)
80 79
Becton Dickinson and Co
3.36%, 06/06/2024 690 744
3.70%, 06/06/2027 504 571
Bristol-Myers Squibb Co
4.13%, 06/15/2039 1,650 2,036
4.25%, 10/26/2049 1,145 1,463
Cigna Corp
3.75%, 07/15/2023 160 173
4.13%, 11/15/2025 225 258
4.38%, 10/15/2028 340 403
4.80%, 08/15/2038 395 491
4.90%, 12/15/2048 165 213

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
252
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
3.63%, 04/01/2027 $ 350 $ 392
4.30%, 03/25/2028 445 515
4.88%, 07/20/2035 570 715
Pfizer Inc
2.55%, 05/28/2040 290 299
Upjohn Inc
1.65%, 06/22/2025
(i)
175 179
2.30%, 06/22/2027
(i)
260 269
Zoetis Inc
3.25%, 02/01/2023 545 574
4.45%, 08/20/2048 685 879
$ 12,891
Pipelines - 2 .22%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(i)
300 339
Buckeye Partners LP
3.95%, 12/01/2026 205 190
Cheniere Energy Inc
4.63%, 10/15/2028
(i)
295 305
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(i)
980 859
Energy Transfer Operating LP
3.75%, 05/15/2030 840 824
4.50%, 04/15/2024 1,075 1,141
5.15%, 03/15/2045 355 330
6.25%, 04/15/2049 300 317
Enterprise Products Operating LLC
3.95%, 01/31/2060 185 181
4.20%, 01/31/2050 335 362
5.38%, 02/15/2078
(j)
460 410
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(i)
930 953
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(h),(i)
550 548
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 245 259
MPLX LP
4.00%, 03/15/2028 140 152
4.88%, 12/01/2024 200 224
5.50%, 02/15/2049 315 349
NuStar Logistics LP
6.75%, 02/01/2021 130 131
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 505
4.50%, 05/15/2030
(i)
185 207
5.00%, 03/15/2027 275 309
5.75%, 05/15/2024 3,250 3,660
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 345 352
6.50%, 07/15/2027 391 409
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,351
$ 14,667
Real Estate - 0 .02%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(i)
155 165
REITs - 1 .32%
Alexandria Real Estate Equities Inc
4.70%, 07/01/2030 395 485
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 980 1,065
American Tower Corp
1.30%, 09/15/2025 445 449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 $ 670 $ 719
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 621
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i)
383 383
6.00%, 04/15/2025
(i)
125 133
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 213
Healthpeak Properties Inc
2.88%, 01/15/2031 395 415
Host Hotels & Resorts LP
4.00%, 06/15/2025 620 646
Iron Mountain Inc
5.00%, 07/15/2028
(i)
251 256
Mid-America Apartments LP
1.70%, 02/15/2031 650 630
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(i)
45 44
7.50%, 06/01/2025
(i)
110 115
Spirit Realty LP
3.20%, 02/15/2031 1,055 1,052
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 101
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(i)
130 130
4.13%, 08/15/2030
(i)
497 503
Welltower Inc
2.75%, 01/15/2031 775 792
$ 8,752
Retail - 0 .39%
Gap Inc/The
8.38%, 05/15/2023
(i)
267 298
Home Depot Inc/The
3.30%, 04/15/2040 150 171
5.88%, 12/16/2036 300 443
IRB Holding Corp
6.75%, 02/15/2026
(i)
35 35
7.00%, 06/15/2025
(i)
30 32
L Brands Inc
6.63%, 10/01/2030
(i)
200 210
6.88%, 07/01/2025
(i)
90 97
9.38%, 07/01/2025
(i)
240 278
PetSmart Inc
5.88%, 06/01/2025
(i)
370 378
7.13%, 03/15/2023
(i)
125 125
Yum! Brands Inc
3.63%, 03/15/2031 395 388
7.75%, 04/01/2025
(i)
115 126
$ 2,581
Semiconductors - 1 .54%
Applied Materials Inc
1.75%, 06/01/2030 1,000 1,023
2.75%, 06/01/2050 295 301
Broadcom Inc
3.15%, 11/15/2025 600 647
4.70%, 04/15/2025 1,445 1,643
Lam Research Corp
1.90%, 06/15/2030 35 36
Micron Technology Inc
2.50%, 04/24/2023 605 630
4.19%, 02/15/2027 945 1,067
NVIDIA Corp
3.50%, 04/01/2040 595 689
3.50%, 04/01/2050 1,450 1,684

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
253
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(i)
$ 500 $ 548
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(i)
135 143
3.15%, 05/01/2027
(i)
140 151
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(i)
475 492
Xilinx Inc
2.38%, 06/01/2030 875 893
2.95%, 06/01/2024 205 219
$ 10,166
Software - 0 .83%
Activision Blizzard Inc
2.50%, 09/15/2050 625 563
Adobe Inc
2.30%, 02/01/2030 170 182
Fiserv Inc
4.40%, 07/01/2049 925 1,145
Microsoft Corp
2.53%, 06/01/2050 715 729
Open Text Corp
3.88%, 02/15/2028
(i)
275 279
5.88%, 06/01/2026
(i)
195 203
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
160 166
Oracle Corp
2.50%, 04/01/2025 270 289
2.80%, 04/01/2027 525 572
4.00%, 11/15/2047 110 128
salesforce.com Inc
3.70%, 04/11/2028 505 593
ServiceNow Inc
1.40%, 09/01/2030 640 618
$ 5,467
Sovereign - 1 .53%
Abu Dhabi Government International Bond
2.50%, 09/30/2029
(i)
250 266
CoBank ACB
6.25%, 12/31/2049
(g),(j)
670 710
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
4.50%, 03/15/2029 350 393
Dominican Republic International Bond
4.50%, 01/30/2030
(i)
250 252
4.88%, 09/23/2032
(i),(l)
575 584
Egypt Government International Bond
5.25%, 10/06/2025
(i)
450 447
Guatemala Government Bond
5.38%, 04/24/2032
(i)
200 235
Honduras Government International Bond
7.50%, 03/15/2024 350 385
Hungary Government International Bond
5.38%, 02/21/2023 176 194
Indonesia Government International Bond
5.38%, 10/17/2023
(i)
800 901
Israel Government International Bond
2.75%, 07/03/2030 425 464
Mexico Government International Bond
4.15%, 03/28/2027 665 741
5.00%, 04/27/2051 335 382
Morocco Government International Bond
4.25%, 12/11/2022 390 408
Panama Government International Bond
3.88%, 03/17/2028 200 226
Qatar Government International Bond
4.63%, 06/02/2046 500 655
Romanian Government International Bond
4.88%, 01/22/2024 170 189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(i)
$ 600 $ 729
Saudi Government International Bond
4.50%, 10/26/2046 600 711
Turkey Government International Bond
6.35%, 08/10/2024 455 448
6.38%, 10/14/2025 400 391
Ukraine Government International Bond
9.75%, 11/01/2028
(i)
375 408
$ 10,119
Student Loan Asset Backed Securities - 0 .22%
SMB Private Education Loan Trust 2020-A
0.45%, 03/15/2027
(i)
1,453 1,452
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2 .03%
AT&T Inc
2.75%, 06/01/2031 315 327
3.10%, 02/01/2043 370 354
3.50%, 06/01/2041 500 507
3.50%, 09/15/2053
(i)
1,493 1,427
3.50%, 02/01/2061 465 433
3.65%, 09/15/2059
(i)
304 290
4.05%, 12/15/2023 535 591
Axtel SAB de CV
6.38%, 11/14/2024 200 208
CommScope Inc
8.25%, 03/01/2027
(i)
685 709
Embarq Corp
8.00%, 06/01/2036 432 506
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
130 126
4.25%, 07/01/2028
(i)
255 256
Millicom International Cellular SA
4.50%, 04/27/2031
(i)
250 254
Rogers Communications Inc
3.70%, 11/15/2049 305 337
Sprint Communications Inc
6.00%, 11/15/2022 150 160
Sprint Corp
7.13%, 06/15/2024 350 402
7.25%, 09/15/2021 40 42
7.63%, 03/01/2026 322 392
7.88%, 09/15/2023 125 142
Telecom Italia Capital SA
6.38%, 11/15/2033 185 219
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(i)
235 254
T-Mobile USA Inc
2.05%, 02/15/2028
(i)
515 523
3.50%, 04/15/2025
(i)
715 783
4.00%, 04/15/2022 260 268
5.13%, 04/15/2025 185 190
6.50%, 01/15/2026 330 344
Verizon Communications Inc
2.99%, 10/30/2056
(i)
949 961
3.88%, 02/08/2029 1,290 1,510
Vodafone Group PLC
4.88%, 06/19/2049 350 433
VTR Comunicaciones SpA
5.13%, 01/15/2028
(i)
310 328
Zayo Group Holdings Inc
4.00%, 03/01/2027
(i)
185 182
$ 13,458
Textiles - 0 .01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(d),(i)
1,000 39

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
254
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .14%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e),(f)
$ 1,749 $ 507
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(i)
235 157
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(i)
130 62
11.25%, 08/15/2022
(i)
110 90
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(i)
125 132
$ 948
Trucking & Leasing - 0 .02%
DAE Funding LLC
4.50%, 08/01/2022
(i)
130 131
TOTAL BONDS $ 394,388
SENIOR FLOATING RATE INTERESTS
- 0 .89%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0 .05%
Navistar Inc
3.66%, 11/06/2024
(p)
$ 354 $ 350
3 Month USD LIBOR + 3.00%
Commercial Services - 0 .06%
Garda World Security Corp
4.90%, 10/23/2026
(p)
141 140
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(p)
253 249
3 Month USD LIBOR + 3.00%
$ 389
Diversified Financial Services - 0 .12%
Russell Investments US Institutional Holdco Inc
0.00%, 06/01/2023
(p),(q)
404 400
1 Month USD LIBOR + 2.75%
4.00%, 06/02/2025
(p)
438 435
1 Month USD LIBOR + 3.00%
$ 835
Electrical Components & Equipment - 0 .01%
Energizer Holdings Inc
2.44%, 12/17/2025
(p)
45 44
1 Month USD LIBOR + 4.50%
Entertainment - 0 .08%
CCM Merger Inc
0.00%, 10/29/2025
(p),(q)
415 410
1 Month USD LIBOR + 3.75%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(p)
124 119
3 Month USD LIBOR + 2.00%
$ 529
Food - 0 .02%
Bellring Brands LLC
6.00%, 10/21/2024
(p)
125 125
1 Month USD LIBOR + 5.00%
Insurance - 0 .10%
AssuredPartners Inc
5.50%, 02/12/2027
(p)
244 242
1 Month USD LIBOR + 4.50%
Asurion LLC
3.15%, 11/03/2023
(p)
200 196
1 Month USD LIBOR + 7.25%
6.65%, 08/04/2025
(p)
230 230
3 Month USD LIBOR + 3.25%
$ 668
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .03%
Golden Nugget LLC
3.25%, 10/04/2023
(p)
$ 260 $ 229
1 Month USD LIBOR + 2.50%
Media - 0 .03%
CSC Holdings LLC
2.65%, 04/15/2027
(p)
192 186
1 Month USD LIBOR + 2.50%
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(p)
47 49
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0 .21%
Bausch Health Americas Inc
3.15%, 05/19/2025
(p)
641 625
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(p)
808 766
3 Month USD LIBOR + 4.00%
$ 1,391
Pipelines - 0 .03%
Buckeye Partners LP
2.90%, 11/01/2026
(p)
184 180
1 Month USD LIBOR + 2.75%
Retail - 0 .07%
IRB Holding Corp
3.75%, 02/05/2025
(p)
476 452
1 Month USD LIBOR + 2.75%
Telecommunications - 0 .07%
Level 3 Financing Inc
1.87%, 03/01/2027
(p)
30 29
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.90%, 10/05/2024
(p)
280 270
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.15%, 02/19/2027
(p)
194 187
1 Month USD LIBOR + 3.00%
$ 486
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,913
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40 .09%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .11%
3.00%, 01/01/2043 $ 2,268 $ 2,491
3.00%, 02/01/2043 910 996
3.00%, 03/01/2043 408 453
3.99%, 01/01/2034 39 39
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.00%, 02/01/2046 7,493 8,187
4.50%, 04/01/2031 552 609
4.50%, 04/01/2041 3,704 4,168
5.00%, 06/01/2031 413 465
5.50%, 08/01/2023 108 112
5.50%, 05/01/2033 39 46
5.50%, 10/01/2033 39 43
5.50%, 12/01/2033 497 576
5.50%, 11/01/2036 451 518
5.50%, 04/01/2038 150 174
5.50%, 08/01/2038 298 350
6.00%, 03/01/2022 3 3
6.00%, 07/01/2023 43 47
6.00%, 06/01/2028 2 2
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 18 21
6.00%, 12/01/2032 19 22
6.00%, 02/01/2033 93 104
6.00%, 12/01/2033 25 30

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
255
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 10/01/2036 $ 150 $ 178
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 637 742
6.50%, 03/01/2029 3 4
6.50%, 05/01/2029 5 6
6.50%, 04/01/2031 2 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 1 2
6.50%, 05/01/2032 6 7
6.50%, 04/01/2035 53 63
6.50%, 10/01/2035 40 47
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 10 11
7.00%, 12/01/2030 3 3
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 42 44
$ 20,597
Federal National Mortgage Association (FNMA) - 0 .41%
2.18%, 10/01/2034 24 24
1.00 x 6 Month USD LIBOR + 1.08%
2.49%, 08/01/2035 71 72
1.00 x 12 Month USD LIBOR + 1.74%
2.74%, 07/01/2033 386 401
1.00 x 12 Month USD LIBOR + 1.56%
3.22%, 04/01/2033 67 68
1.00 x 6 Month USD LIBOR + 2.26%
3.53%, 04/01/2036 17 17
1.00 x 12 Month USD LIBOR + 1.54%
3.61%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
3.76%, 01/01/2033 42 42
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
5.00%, 07/01/2044 1,854 2,079
$ 2,707
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15 .36%
2.00%, 11/01/2035
(r)
8,000 8,298
2.00%, 11/01/2050
(r)
6,000 6,189
2.50%, 04/01/2028 1,609 1,687
2.50%, 06/01/2028 115 119
2.50%, 09/01/2029 447 472
2.50%, 06/01/2035 755 784
2.50%, 08/01/2035 2,903 3,059
2.50%, 11/01/2035
(r)
2,000 2,078
2.50%, 11/01/2050
(r)
17,600 18,340
3.00%, 10/01/2029 77 82
3.00%, 09/01/2032 148 158
3.00%, 11/01/2035
(r)
2,000 2,094
3.00%, 12/01/2040 165 176
3.00%, 04/01/2043 433 460
3.00%, 05/01/2043 600 659
3.00%, 08/01/2043 2,816 2,990
3.00%, 03/01/2048 5,250 5,493
3.00%, 12/01/2048 155 162
3.00%, 07/01/2050 4,831 5,085
3.00%, 11/01/2050
(r)
12,000 12,542
3.50%, 02/01/2033 30 32
3.50%, 05/01/2034 1,528 1,680
3.50%, 01/01/2041 180 195
3.50%, 01/01/2044 1,166 1,298
3.50%, 11/01/2044 3,052 3,356
3.50%, 08/01/2045 4,662 5,130
3.50%, 04/01/2047 169 188
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2047 $ 67 $ 74
3.50%, 11/01/2047 4,366 4,823
3.50%, 03/01/2048 57 60
4.00%, 02/01/2031 206 222
4.00%, 03/01/2034 580 655
4.00%, 05/01/2047 6,551 7,053
4.00%, 06/01/2048 21 23
4.50%, 04/01/2024 457 480
4.50%, 06/01/2044 725 812
5.00%, 06/01/2048 1,447 1,644
5.50%, 02/01/2023 9 10
5.50%, 06/01/2023 29 32
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 84 99
5.50%, 09/01/2033 123 145
5.50%, 05/01/2040 376 432
6.00%, 02/01/2023 4 5
6.00%, 02/01/2038 324 364
6.00%, 05/01/2038 31 34
6.00%, 08/01/2038 139 155
6.00%, 08/01/2038 210 235
6.50%, 05/01/2022 1 2
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 2
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 5 6
6.50%, 07/01/2037 117 133
6.50%, 07/01/2037 249 301
6.50%, 12/01/2037 188 224
6.50%, 02/01/2038 293 344
6.50%, 03/01/2038 65 75
6.50%, 09/01/2038 308 358
7.00%, 03/01/2032 19 22
7.50%, 08/01/2032 5 5
$ 101,647
Government National Mortgage Association (GNMA) - 7 .43%
2.00%, 11/01/2050 8,000 8,310
2.50%, 11/01/2050 11,500 12,045
3.00%, 06/20/2043 2,115 2,255
3.00%, 01/20/2045 955 1,017
3.00%, 06/20/2046 518 548
3.00%, 07/20/2046 2,231 2,354
3.00%, 11/20/2046 3,388 3,576
3.50%, 03/15/2042 969 1,070
3.50%, 04/15/2042 960 1,055
3.50%, 09/20/2044 65 74
3.50%, 09/20/2047 1,395 1,554
3.50%, 06/20/2048 2,451 2,606
4.00%, 01/20/2048 4,860 5,344
4.50%, 06/20/2025 1,278 1,360
4.50%, 09/15/2039 261 296
4.50%, 03/15/2040 1,432 1,582
5.00%, 11/15/2033 1,236 1,424
5.00%, 06/15/2034 23 27
5.00%, 10/20/2039 95 108
5.00%, 07/20/2040 123 134
5.00%, 02/15/2042 902 1,040
5.50%, 10/15/2033 488 572
5.50%, 05/20/2035 47 55
5.50%, 02/15/2038 417 489
6.00%, 07/20/2028 19 21
6.00%, 11/20/2028 17 19
6.00%, 01/20/2029 19 21
6.00%, 07/20/2029 4 5
6.00%, 08/15/2031 16 18
6.00%, 01/15/2032 2 3

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
256
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 02/15/2032 $ 9 $ 10
6.00%, 02/15/2033 23 26
6.00%, 12/15/2033 29 35
6.50%, 03/20/2028 4 4
6.50%, 05/20/2029 3 4
6.50%, 10/15/2032 11 13
6.50%, 12/15/2032 44 49
7.00%, 06/15/2031 7 8
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 35 39
8.00%, 01/20/2031 3 4
$ 49,175
U.S. Treasury - 10 .29%
0.50%, 06/30/2027 7,000 6,956
1.63%, 08/15/2029 6,000 6,434
3.00%, 09/30/2025 6,000 6,765
3.13%, 05/15/2048 20,000 26,930
3.88%, 08/15/2040
(s)
14,545 20,971
$ 68,056
U.S. Treasury Bill - 3 .49%
0.10%, 12/01/2020
(t)
5,950 5,950
0.10%, 11/10/2020
(t)
17,135 17,135
$ 23,085
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 265,267
Total Investments $ 743,997
Other Assets and Liabilities -  (12.44)% (82,290)
TOTAL NET ASSETS - 100.00% $ 661,707
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,072 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $509 or 0.08%
of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security purchased on a when-issued basis.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $101,055 or 15.27% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $5,281 or 0.80% of net assets.
(l) Security or a portion of the security was on loan at the end of the period.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $577 or 0.09% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 31 .40%
Financial 16 .89%
Government 15 .87%
Consumer, Non-cyclical 6 .79%
Asset Backed Securities 6 .31%
Investment Companies 5 .63%
Money Market Funds 5 .62%
Communications 5 .29%
Energy 4 .39%
Consumer, Cyclical 3 .78%
Industrial 3 .09%
Technology 2 .76%
Utilities 2 .50%
Basic Materials 2 .12%
Other Assets and Liabilities
( 12 .44 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 61,205 $ 643,381 $ 667,449 $ 37,137
$ 61,205 $ 643,381 $ 667,449 $ 37,137
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 153 $ — $ — $ —
$ 153 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
257
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Long 85 $ 11,749 $ (87)
US 10 Year Ultra Note; December 2020 Short 16 2,517 46
US 2 Year Note; December 2020 Long 44 9,717 (1)
US 5 Year Note; December 2020 Short 15 1,884 1
US Long Bond; December 2020 Long 17 2,932 (54)
Total $ (95)
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Fund
October 31, 2020
See accompanying notes.
258
INVESTMENT COMPANIES - 0.77% Shares Held Value (000's)
Money Market Funds - 0.77%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
13,506 $ 13
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
85,877,659 85,878
$ 85,891
TOTAL INVESTMENT COMPANIES $ 85,891
COMMON STOCKS - 97.92% Shares Held Value (000's)
Apparel - 1.46%
Adidas AG
(d)
187,446 $ 55,691
LVMH Moet Hennessy Louis Vuitton SE 230,097 107,857
$ 163,548
Automobile Manufacturers - 4.70%
Bayerische Motoren Werke AG 621,108 42,446
Eicher Motors Ltd 834,148 23,475
Ferrari NV 459,358 81,946
Honda Motor Co Ltd 2,660,700 62,933
Kia Motors Corp 982,071 44,045
Maruti Suzuki India Ltd 504,527 47,387
Toyota Motor Corp 2,517,700 165,279
Volvo AB - B Shares
(d)
2,986,017 58,040
$ 525,551
Automobile Parts & Equipment - 0.95%
Toyota Industries Corp 1,638,500 105,885
Banks - 6.72%
Bank Leumi Le-Israel BM 7,495,997 35,329
Canadian Imperial Bank of Commerce 653,400 48,739
Credicorp Ltd 434,918 49,876
DBS Group Holdings Ltd 6,487,200 96,632
DNB ASA 3,980,618 53,757
Erste Group Bank AG 1,262,951 25,961
Grupo Financiero Banorte SAB de CV
(d)
8,768,730 39,107
HDFC Bank Ltd ADR
(d)
814,881 46,807
ICICI Bank Ltd ADR
(d)
4,575,419 48,271
Intesa Sanpaolo SpA
(d)
25,997,992 43,159
Kotak Mahindra Bank Ltd
(d)
1,289,348 26,907
Mediobanca Banca di Credito Finanziario SpA 9,242,110 65,616
PT Bank Central Asia Tbk 29,470,200 57,987
Toronto-Dominion Bank/The 1,701,500 75,069
United Overseas Bank Ltd 2,792,700 38,803
$ 752,020
Beverages - 0.58%
Carlsberg AS 510,109 64,591
Biotechnology - 1.22%
CSL Ltd 673,006 136,255
Building Materials - 2.53%
Anhui Conch Cement Co Ltd 4,331,398 33,002
China Lesso Group Holdings Ltd 20,762,000 33,660
Cie de Saint-Gobain
(d)
1,405,755 54,759
CRH PLC 3,442,162 120,447
HeidelbergCement AG 715,487 40,921
$ 282,789
Chemicals - 1.61%
BASF SE 776,613 42,526
Evonik Industries AG 1,288,740 31,029
Koninklijke DSM NV 433,163 69,274
Nutrien Ltd 914,700 37,184
$ 180,013
Commercial Services - 1.32%
Adecco Group AG 621,872 30,493
Adyen NV
(d),(e)
28,582 48,039
Dai Nippon Printing Co Ltd 1,312,200 24,446
New Oriental Education & Technology Group Inc
ADR
(d)
281,958 45,220
$ 148,198
Computers - 2.26%
Capgemini SE 515,681 59,544
Logitech International SA 1,373,810 115,574
Nomura Research Institute Ltd 1,525,300 44,962
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Obic Co Ltd 188,700 $ 33,408
$ 253,488
Consumer Products - 0.42%
Hindustan Unilever Ltd 1,700,600 47,549
Cosmetics & Personal Care - 1.05%
Unilever NV 971,432 54,763
Unilever PLC 1,098,172 62,584
$ 117,347
Distribution & Wholesale - 2.11%
Bunzl PLC 1,335,347 41,511
Ferguson PLC 1,026,822 101,985
ITOCHU Corp 3,850,300 92,479
$ 235,975
Diversified Financial Services - 1.72%
B3 SA - Brasil Bolsa Balcao 4,610,000 40,822
Housing Development Finance Corp Ltd 2,165,489 56,180
KB Financial Group Inc 1,212,042 43,354
London Stock Exchange Group PLC 359,837 38,790
Tisco Financial Group PCL 5,969,300 13,534
$ 192,680
Electric - 2.61%
Enel SpA 14,197,342 112,876
Iberdrola SA 11,029,147 130,227
Northland Power Inc 1,529,100 49,455
$ 292,558
Electrical Components & Equipment - 0.45%
Delta Electronics Inc 7,543,000 50,187
Electronics - 1.78%
Halma PLC 1,534,418 47,088
Hoya Corp 1,351,704 152,549
$ 199,637
Energy - Alternate Sources - 1.10%
Vestas Wind Systems A/S 716,479 122,922
Entertainment - 0.42%
Flutter Entertainment PLC
(d)
271,553 47,470
Food - 3.39%
Dino Polska SA
(d),(e)
446,660 24,557
Koninklijke Ahold Delhaize NV 1,355,895 37,173
Nestle India Ltd 134,763 31,190
Nestle SA 2,272,330 255,587
Seven & i Holdings Co Ltd 1,026,500 31,200
$ 379,707
Hand & Machine Tools - 1.20%
Techtronic Industries Co Ltd 9,978,000 134,397
Healthcare - Products - 1.70%
Ambu A/S 861,225 26,121
GN Store Nord A/S 426,983 30,741
Koninklijke Philips NV
(d)
1,958,360 90,705
Sartorius Stedim Biotech 112,650 42,735
$ 190,302
Healthcare - Services - 1.84%
ICON PLC
(d)
447,866 80,750
Lonza Group AG 206,085 124,869
$ 205,619
Home Builders - 0.94%
Persimmon PLC 1,757,419 53,209
Taylor Wimpey PLC
(d)
37,680,005 51,625
$ 104,834
Home Furnishings - 1.51%
Howden Joinery Group PLC 6,520,689 53,834
Sony Corp 1,382,400 115,246
$ 169,080
Insurance - 4.94%
AIA Group Ltd 10,070,800 95,846
ASR Nederland NV 1,021,641 31,002
AXA SA 3,057,025 49,094
Fairfax Financial Holdings Ltd 114,600 30,126

Schedule of Investments
Diversified International Fund
October 31, 2020
See accompanying notes.
259
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hannover Rueck SE 446,249 $ 64,849
ICICI Lombard General Insurance Co Ltd
(d),(e)
1,400,843 23,348
Legal & General Group PLC 18,111,731 43,425
NN Group NV 1,130,631 39,347
Prudential PLC 3,170,431 38,776
Sompo Holdings Inc 1,241,100 46,338
Tokio Marine Holdings Inc 1,677,500 74,975
Unipol Gruppo SpA
(d)
4,428,174 16,152
$ 553,278
Internet - 7.59%
Alibaba Group Holding Ltd
(d)
8,619,744 326,635
MercadoLibre Inc
(d)
26,030 31,602
Naspers Ltd 365,464 71,349
NCSoft Corp 51,575 35,436
Shopify Inc
(d)
112,878 104,461
Tencent Holdings Ltd 3,663,832 279,937
$ 849,420
Investment Companies - 0 .59%
Kinnevik AB - Class B
(d)
1,623,797 66,493
Machinery - Construction & Mining - 0.28%
Siemens Energy AG
(d)
1,422,525 31,147
Machinery - Diversified - 2.47%
Daifuku Co Ltd 462,500 47,692
Ebara Corp 1,809,300 50,292
GEA Group AG 1,066,505 35,518
Keyence Corp 217,900 98,888
Miura Co Ltd 948,000 44,665
$ 277,055
Metal Fabrication & Hardware - 0.80%
SKF AB 4,351,467 89,079
Mining - 2.95%
Anglo American PLC 1,899,695 44,573
Antofagasta PLC 2,719,024 36,256
Barrick Gold Corp 1,893,900 50,635
Franco-Nevada Corp 682,661 93,217
Rio Tinto Ltd 1,620,776 105,438
$ 330,119
Miscellaneous Manufacturers - 1.90%
JSR Corp 1,869,700 42,259
Pidilite Industries Ltd 1,348,657 28,560
Siemens AG 840,197 98,568
Trelleborg AB
(d)
2,569,710 42,760
$ 212,147
Oil & Gas - 2.51%
LUKOIL PJSC ADR 530,038 27,118
Neste Oyj
(f)
2,361,151 123,142
Parkland Corp/Canada 1,082,400 26,437
Reliance Industries Ltd 2,864,194 79,409
Suncor Energy Inc 2,165,400 24,428
$ 280,534
Pharmaceuticals - 4.45%
AstraZeneca PLC 1,093,383 109,782
Novo Nordisk A/S 2,001,436 127,623
Recordati Industria Chimica e Farmaceutica SpA 491,793 25,497
Roche Holding AG 731,653 235,103
$ 498,005
Pipelines - 1.06%
Pembina Pipeline Corp 2,587,200 54,160
TC Energy Corp 1,634,100 64,319
$ 118,479
Private Equity - 2.27%
3i Group PLC 9,730,683 121,534
Brookfield Asset Management Inc 3,487,653 103,637
Intermediate Capital Group PLC 1,881,394 28,577
$ 253,748
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1.00%
Sun Hung Kai Properties Ltd 2,763,500 $ 35,571
Tokyo Tatemono Co Ltd 1,804,700 20,756
Vonovia SE 864,181 55,190
$ 111,517
Retail - 4.24%
Alimentation Couche-Tard Inc 4,081,192 125,686
Home Product Center PCL 74,114,400 33,147
JD Sports Fashion PLC 5,103,149 49,095
Li Ning Co Ltd 13,978,000 72,852
Magazine Luiza SA 12,046,000 51,497
Pan Pacific International Holdings Corp 3,071,400 65,170
Wal-Mart de Mexico SAB de CV 32,073,178 77,660
$ 475,107
Semiconductors - 7.75%
ASM International NV 184,972 26,420
ASML Holding NV 472,331 170,890
MediaTek Inc 2,337,000 55,551
Samsung Electronics Co Ltd 4,726,722 237,592
SK Hynix Inc 415,616 29,485
Taiwan Semiconductor Manufacturing Co Ltd 22,951,544 347,249
$ 867,187
Software - 1.91%
Capcom Co Ltd 931,800 50,962
Dassault Systemes SE 338,939 57,792
DeNA Co Ltd 1,252,000 21,362
Mixi Inc 883,500 24,315
Nemetschek SE 353,949 25,628
NetEase Inc 1,922,200 33,621
$ 213,680
Telecommunications - 3.33%
Deutsche Telekom AG 3,747,071 56,951
Nice Ltd ADR
(d)
389,219 88,843
Nippon Telegraph & Telephone Corp 3,895,400 81,943
SoftBank Group Corp 2,233,600 145,483
$ 373,220
Toys, Games & Hobbies - 1.27%
Nintendo Co Ltd 262,500 141,931
Transportation - 1.02%
Canadian National Railway Co 1,154,848 114,722
TOTAL COMMON STOCKS $ 10,959,470
PREFERRED STOCKS - 0.25% Shares Held Value (000's)
Telecommunications - 0.25%
Telefonica Brasil SA 2.68% 3,804,500 $ 28,206
TOTAL PREFERRED STOCKS $ 28,206
Total Investments $ 11,073,567
Other Assets and Liabilities -  1.06% 118,914
TOTAL NET ASSETS - 100.00% $ 11,192,481
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,274 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $95,944 or 0.86% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Diversified International Fund
October 31, 2020
See accompanying notes.
260
Portfolio Summary   (unaudited)
Location Percent
Japan 15.95%
United Kingdom 9.36%
Canada 8.94%
China 7.36%
Switzerland 6.80%
Germany 5.20%
Netherlands 4.59%
India 4.10%
Taiwan 4.05%
Korea, Republic Of 3.49%
Denmark 3.33%
France 3.32%
Italy 3.08%
Hong Kong 2.37%
Sweden 2.29%
Ireland 2.22%
Australia 1.22%
Singapore 1.21%
Spain 1.16%
Israel 1.11%
Finland 1.10%
Brazil 1.07%
Mexico 1.04%
United States 0.77%
South Africa 0.64%
Indonesia 0.52%
Norway 0.48%
Peru 0.45%
Thailand 0.42%
Chile 0.33%
Argentina 0.28%
Russian Federation 0.24%
Austria 0.23%
Poland 0.22%
Other Assets and Liabilities
1.06%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 120,902 $ 5,142,723 $ 5,177,747 $ 85,878
$ 120,902 $ 5,142,723 $ 5,177,747 $ 85,878
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,420 $ — $ — $ —
$ 1,420 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2020
See accompanying notes.
261
INVESTMENT COMPANIES - 1 .61 % Shares Held Value (000's)
Money Market Funds - 1 .61%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
127,534 $ 127
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
125,573,942 125,574
$ 125,701
TOTAL INVESTMENT COMPANIES $ 125,701
COMMON STOCKS - 97 .94 % Shares Held Value (000's)
Apparel - 1 .81%
NIKE Inc 1,173,880 $ 140,959
Automobile Manufacturers - 2 .69%
PACCAR Inc 2,451,014 209,268
Automobile Parts & Equipment - 1 .85%
Magna International Inc 2,817,624 144,009
Banks - 8 .36%
Bank of America Corp 2,468,202 58,496
First Republic Bank/CA 1,411,772 178,081
JPMorgan Chase & Co 1,953,793 191,550
Morgan Stanley 1,885,525 90,788
PNC Financial Services Group Inc/The 1,183,908 132,456
$ 651,371
Beverages - 1 .88%
Coca-Cola Co/The 3,054,947 146,821
Biotechnology - 1 .63%
Corteva Inc 3,853,898 127,102
Chemicals - 2 .99%
Air Products and Chemicals Inc 456,695 126,158
PPG Industries Inc 822,759 106,728
$ 232,886
Computers - 1 .65%
Apple Inc 1,180,872 128,550
Diversified Financial Services - 4 .68%
BlackRock Inc 369,737 221,550
Discover Financial Services 2,195,721 142,744
$ 364,294
Electric - 6 .36%
Eversource Energy 1,126,789 98,335
NextEra Energy Inc 1,776,708 130,073
Sempra Energy 292,879 36,715
WEC Energy Group Inc 1,204,304 121,093
Xcel Energy Inc 1,557,895 109,099
$ 495,315
Electronics - 0 .85%
Honeywell International Inc 403,364 66,535
Food - 3 .61%
Hormel Foods Corp 3,471,954 169,050
Tyson Foods Inc 1,957,210 112,011
$ 281,061
Healthcare - Products - 4 .89%
Abbott Laboratories 2,035,534 213,955
Medtronic PLC 1,663,603 167,308
$ 381,263
Insurance - 4 .12%
Allstate Corp/The 291,407 25,862
Chubb Ltd 994,654 129,215
Fidelity National Financial Inc 3,079,604 96,361
Swiss Re AG ADR
(e)
3,851,762 69,255
$ 320,693
Machinery - Construction & Mining - 0 .23%
Caterpillar Inc 114,075 17,915
Machinery - Diversified - 3 .40%
Deere & Co 1,171,554 264,666
Media - 2 .56%
Walt Disney Co/The 1,644,149 199,353
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .98%
3M Co 179,415 $ 28,699
Parker-Hannifin Corp 936,829 195,198
Trane Technologies PLC 651,288 86,458
$ 310,355
Oil & Gas - 3 .15%
Chevron Corp 1,162,280 80,778
EOG Resources Inc 1,867,770 63,952
Exxon Mobil Corp 217,771 7,104
Marathon Petroleum Corp 2,675,884 78,939
Royal Dutch Shell PLC - B shares ADR 601,506 14,526
$ 245,299
Pharmaceuticals - 8 .77%
Becton Dickinson and Co 573,156 132,474
Merck & Co Inc 2,180,036 163,960
Novartis AG ADR 1,397,619 109,126
Pfizer Inc 2,868,286 101,767
Roche Holding AG ADR 4,401,227 176,005
$ 683,332
Pipelines - 1 .14%
Enterprise Products Partners LP 5,363,523 88,874
Private Equity - 2 .27%
KKR & Co Inc 5,170,774 176,582
REITs - 4 .57%
Alexandria Real Estate Equities Inc 850,394 128,852
Digital Realty Trust Inc 1,040,851 150,195
Realty Income Corp 1,332,450 77,095
$ 356,142
Retail - 4 .67%
Costco Wholesale Corp 620,732 221,986
Starbucks Corp 1,111,467 96,653
Target Corp 298,413 45,425
$ 364,064
Semiconductors - 3 .71%
Microchip Technology Inc 1,316,808 138,370
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,797,390 150,747
$ 289,117
Software - 3 .46%
Fidelity National Information Services Inc 749,581 93,390
Microsoft Corp 494,706 100,163
SAP SE ADR 715,608 76,449
$ 270,002
Telecommunications - 4 .90%
BCE Inc 4,301,311 172,999
Verizon Communications Inc 3,666,953 208,979
$ 381,978
Toys, Games & Hobbies - 1 .66%
Hasbro Inc 1,559,817 129,028
Transportation - 2 .10%
Union Pacific Corp 923,447 163,626
TOTAL COMMON STOCKS $ 7,630,460
Total Investments $ 7,756,161
Other Assets and Liabilities -  0.45% 34,829
TOTAL NET ASSETS - 100.00% $ 7,790,990
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $127 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
October 31, 2020
See accompanying notes.
262
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .00%
Consumer, Non-cyclical 20 .78%
Consumer, Cyclical 12 .68%
Industrial 10 .56%
Technology 8 .82%
Communications 7 .46%
Utilities 6 .36%
Energy 4 .29%
Basic Materials 2 .99%
Money Market Funds 1 .61%
Other Assets and Liabilities
0 .45%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 189,995 $ 2,255,184 $ 2,319,605 $ 125,574
$ 189,995 $ 2,255,184 $ 2,319,605 $ 125,574
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,197 $ — $ — $ —
$ 1,197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
263
INVESTMENT COMPANIES - 14.77% Shares Held Value (000's)
Money Market Funds - 14.77%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
33,964,138 $ 33,964
TOTAL INVESTMENT COMPANIES $ 33,964
BONDS - 72.89%
Principal
Amount (000's) Value (000's)
Agriculture - 0.90%
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
$ 1,925 $ 2,057
Banks - 2.70%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 3,700 3,116
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,350 3,082
$ 6,198
Building Materials - 0.84%
Cemex SAB de CV
5.20%, 09/17/2030
(d)
1,825 1,928
Chemicals - 0.67%
MEGlobal Canada ULC
5.00%, 05/18/2025
(d)
1,425 1,551
Commercial Services - 1.07%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(d)
2,450 2,465
Diversified Financial Services - 1.68%
Power Finance Corp Ltd
5.25%, 08/10/2028 3,610 3,860
Electric - 1.61%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(d)
2,700 2,668
3.95%, 02/12/2030 1,050 1,037
$ 3,705
Food - 1.80%
MARB BondCo PLC
6.88%, 01/19/2025 1,900 1,963
7.00%, 03/15/2024 2,125 2,180
$ 4,143
Iron & Steel - 0.50%
Metinvest BV
7.65%, 10/01/2027
(d)
850 826
8.50%, 04/23/2026 325 327
$ 1,153
Metal Fabrication & Hardware - 1.56%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(d)
3,425 3,578
Mining - 0.51%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(d)
1,075 1,164
Oil & Gas - 10.07%
Leviathan Bond Ltd
5.75%, 06/30/2023
(d)
1,050 1,074
6.13%, 06/30/2025
(d)
1,350 1,396
6.50%, 06/30/2027
(d)
1,675 1,725
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,256 1,156
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 737 667
Petrobras Global Finance BV
5.09%, 01/15/2030 1,625 1,702
Petroleos Mexicanos
6.50%, 03/13/2027 1,950 1,811
6.84%, 01/23/2030 2,250 2,011
6.95%, 01/28/2060 4,225 3,304
Saudi Arabian Oil Co
2.75%, 04/16/2022 5,000 5,124
Tullow Oil PLC
6.25%, 04/15/2022 1,575 976
7.00%, 03/01/2025 4,250 2,220
$ 23,166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 4.28%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(d)
$ 1,550 $ 1,441
Country Garden Holdings Co Ltd
4.75%, 09/28/2023 550 562
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 2,198 2,144
Sunac China Holdings Ltd
7.25%, 06/14/2022 325 327
7.88%, 02/15/2022 2,325 2,360
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 750 754
8.50%, 02/04/2023 2,150 2,258
$ 9,846
Retail - 0.81%
Vivo Energy Investments BV
5.13%, 09/24/2027
(d)
1,800 1,869
Sovereign - 40.40%
1MDB Global Investments Ltd
4.40%, 03/09/2023 2,300 2,283
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(e)
1,302 478
0.12%, 07/09/2035
(e)
7,579 2,478
1.00%, 07/09/2029 323 132
Dominican Republic International Bond
4.88%, 09/23/2032
(d)
750 761
5.88%, 01/30/2060
(d)
3,050 2,913
5.95%, 01/25/2027 1,175 1,281
6.40%, 06/05/2049 450 457
Ghana Government International Bond
6.38%, 02/11/2027 2,700 2,509
8.13%, 01/18/2026 250 252
8.13%, 03/26/2032 1,700 1,562
Hungary Government International Bond
6.38%, 03/29/2021 2,000 2,047
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 110,950,000 7,803
Ivory Coast Government International Bond
6.88%, 10/17/2040 EUR 3,275 3,714
Malaysia Government Bond
4.07%, 06/15/2050 MYR 13,900 3,442
Mexican Bonos
5.75%, 03/05/2026 MXN 47,900 2,298
8.50%, 05/31/2029 46,300 2,546
Peru Government Bond
6.15%, 08/12/2032 PEN 26,950 8,590
Peruvian Government International Bond
6.95%, 08/12/2031 5,125 1,748
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 177,000 9,092
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 1,050 885
5.75%, 09/30/2049 2,100 1,891
Romanian Government International Bond
2.00%, 01/28/2032 EUR 2,875 3,348
3.38%, 02/08/2038 925 1,164
3.38%, 01/28/2050 800 968
3.50%, 04/03/2034 950 1,249
3.62%, 05/26/2030
(d)
1,200 1,602
Russian Federal Bond - OFZ
7.25%, 05/10/2034 RUB 375,500 5,103
Serbia International Bond
3.13%, 05/15/2027
(d)
EUR 3,425 4,334
Turkey Government International Bond
4.88%, 04/16/2043 $ 8,050 5,866

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 05/31/2040
(b),(e)
$ 3,420 $ 2,954
4.38%, 01/27/2030
(d)
EUR 700 679
7.75%, 09/01/2025 $ 800 818
7.75%, 09/01/2027 2,975 2,994
Zambia Government International Bond
5.38%, 09/20/2022 1,475 642
8.50%, 04/14/2024 3,225 1,393
8.97%, 07/30/2027 1,475 623
$ 92,899
Supranational Bank - 0.64%
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 1,450 1,479
Telecommunications - 2.85%
C&W Senior Financing DAC
7.50%, 10/15/2026
(d)
900 948
7.50%, 10/15/2026 1,425 1,500
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 3,995 4,096
$ 6,544
TOTAL BONDS $ 167,605
CREDIT LINKED STRUCTURED NOTES
- 7.88%
Principal
Amount (000's) Value (000's)
Sovereign - 7.88%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027 CNY 124,300 $ 18,121
TOTAL CREDIT LINKED STRUCTURED NOTES $ 18,121
Total Investments $ 219,690
Other Assets and Liabilities -  4.46% 10,258
TOTAL NET ASSETS - 100.00% $ 229,948
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,979 or 15.21% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14.77%
China 7.88%
Mexico 6.05%
South Africa 5.15%
Cayman Islands 5.07%
Peru 4.50%
India 4.36%
Indonesia 3.90%
Romania 3.63%
Mauritius 3.34%
Ukraine 3.23%
United Kingdom 3.18%
Turkey 2.55%
Dominican Republic 2.36%
Saudi Arabia 2.23%
Russian Federation 2.22%
Netherlands 2.05%
Serbia 1.88%
Ghana 1.88%
Israel 1.83%
Cote d'Ivoire 1.61%
Malaysia 1.50%
Tunisia 1.36%
Argentina 1.35%
Azerbaijan 1.34%
Zambia 1.16%
Ireland 1.07%
Virgin Islands, British 0.99%
Austria 0.90%
Hungary 0.89%
Canada 0.67%
Supranational 0.64%
Other Assets and Liabilities
4.46%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ 216,521 $ 182,557 $ 33,964
$ — $ 216,521 $ 182,557 $ 33,964
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/16/2020 $ 19,713 EUR 16,821 $ 118 $ —
Goldman Sachs & Co 11/20/2020 $ 4,622 EUR 3,900 79 —
Goldman Sachs & Co 11/20/2020 EUR 7,884 $ 9,320 — (136)
Goldman Sachs & Co 11/20/2020 INR 590,000 $ 7,995 — (68)
Goldman Sachs & Co 11/20/2020 $ 10,645 PEN 38,200 74 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
265
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 11/20/2020 RUB 67,000 $ 862 $ — $ (20)
HSBC Securities Inc 11/20/2020 CZK 210,000 $ 9,014 — (33)
HSBC Securities Inc 11/20/2020 RUB 356,000 $ 4,556 — (83)
HSBC Securities Inc 11/20/2020 $ 10,814 RUB 843,400 217 —
HSBC Securities Inc 11/20/2020 $ 9,043 ZAR 150,032 — (162)
HSBC Securities Inc 11/20/2020 ZAR 75,000 $ 4,585 17 —
JPMorgan Chase 11/16/2020 EUR 1,932 $ 2,287 — (37)
JPMorgan Chase 11/20/2020 $ 9,158 CZK 210,000 177 —
JPMorgan Chase 11/20/2020 EUR 3,938 $ 4,618 — (30)
JPMorgan Chase 11/20/2020 $ 9,302 EUR 7,922 73 —
JPMorgan Chase 11/20/2020 $ 4,964 MXN 106,500 — (48)
JPMorgan Chase 11/20/2020 PEN 150 $ 42 — —
JPMorgan Chase 11/20/2020 PLN 52,350 $ 13,603 — (375)
JPMorgan Chase 11/20/2020 $ 13,407 PLN 52,350 179 —
JPMorgan Chase 11/20/2020 $ 4,538 ZAR 75,000 — (64)
Total $ 934 $ (1,056)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
JPMorgan Chase Turkey Government
International Bond,
11.88%, 01/15/2030
5.56% (1.00)% Quarterly 12/20/2025 $ 8,100 $ 1,613 $ (19) $ 1,594 $ —
Total $ 1,613 $ (19) $ 1,594 $ —
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.03% Annual Annual N/A 01/03/2022 BRL 321,000 $ 249 $ — $ 249 $ —
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 5.46% Annual Annual N/A 01/02/2025 128,500 (1,061) — — (1,061)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 6.46% Annual Annual N/A 01/02/2025 163,500 (182) — — (182)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.29% Annual Annual N/A 01/03/2022 438,100 117 — 117 —
Total $ (877) $ — $ 366 $ (1,243)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 PLN 212,800 $ 106 $ (4) $ 102
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 44,200 (199) 8 (191)
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 42,400 13 7 20

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
266
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 PLN 8,900 $ (33) $ (6) $ (39)
Total $ (113) $ 5 $ (108)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 02/16/2021
31,700,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/17/2021 $ 1,900 $ — $ 42 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
48,400,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/03/2021 2,936 — 17 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/23/2021
35,325,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 01/07/2021 2,120 — 19 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/29/2020
34,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/30/2020 2,116 — 14 —
Total $ — $ 92 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
267
INVESTMENT COMPANIES - 3.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.40%
Invesco Preferred ETF 61,071 $ 894
iShares iBoxx $ Investment Grade Corporate
Bond ETF
65,000 8,692
iShares Preferred & Income Securities ETF 23,168 839
SPDR Bloomberg Barclays High Yield Bond ETF 33,650 3,510
WisdomTree Trust - WisdomTree International
High Dividend Fund ETP
22,085 697
WisdomTree US High Dividend Fund ETP 81,183 4,971
$ 19,603
Money Market Funds - 2.87%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
52,325 53
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
140,535,032 140,535
$ 140,588
TOTAL INVESTMENT COMPANIES $ 160,191
COMMON STOCKS - 19.69% Shares Held Value (000's)
Advertising - 0.02%
Dentsu Group Inc 21,000 $ 605
Hakuhodo DY Holdings Inc 29,500 376
$ 981
Aerospace & Defense - 0.18%
BAE Systems PLC 125,344 644
CAE Inc 50,500 863
Elbit Systems Ltd 361 41
General Dynamics Corp 9,304 1,222
HEICO Corp 8,664 910
Hexcel Corp 16,085 538
Lockheed Martin Corp 3,087 1,081
Meggitt PLC 190,004 673
MTU Aero Engines AG 2,216 379
Northrop Grumman Corp 2,311 670
Thales SA 11,569 754
TransDigm Group Inc 1,936 924
$ 8,699
Agriculture - 0.18%
Altria Group Inc 85,950 3,101
British American Tobacco PLC 47,011 1,490
Imperial Brands PLC 172,540 2,731
Japan Tobacco Inc 67,100 1,263
$ 8,585
Apparel - 0.07%
Carter's Inc 12,350 1,006
Hanesbrands Inc 125,606 2,019
Tapestry Inc 27,221 605
$ 3,630
Automobile Manufacturers - 0.03%
Cummins Inc 5,978 1,314
Automobile Parts & Equipment - 0.11%
Allison Transmission Holdings Inc 24,342 880
Denso Corp 22,000 1,025
Gentex Corp 58,345 1,615
Magna International Inc 15,100 771
Toyota Industries Corp 7,200 465
Yokohama Rubber Co Ltd/The 40,300 579
$ 5,335
Banks - 1.34%
Associated Banc-Corp 195,078 2,671
Banco Bilbao Vizcaya Argentaria SA 655,460 1,891
Bank Hapoalim BM
(d)
15,398 90
Bank Leumi Le-Israel BM 19,896 94
Bank of America Corp 53,184 1,260
Bank of New York Mellon Corp/The 44,376 1,525
Banque Cantonale Vaudoise 17,748 1,720
BOC Hong Kong Holdings Ltd 286,500 796
Cathay General Bancorp 27,893 656
Chiba Bank Ltd/The 102,100 527
Citizens Financial Group Inc 39,277 1,070
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 100,282 $ 4,563
Credicorp Ltd 4,259 488
Cullen/Frost Bankers Inc 17,923 1,259
Fifth Third Bancorp 116,953 2,716
Fukuoka Financial Group Inc 26,600 445
ICICI Bank Ltd ADR
(d)
79,961 844
Israel Discount Bank Ltd 15,794 44
JPMorgan Chase & Co 17,550 1,721
KBC Group NV 19,832 980
KeyCorp 238,609 3,097
M&T Bank Corp 20,194 2,092
Mediobanca Banca di Credito Finanziario SpA 292,125 2,074
Mizrahi Tefahot Bank Ltd 1,915 37
Mizuho Financial Group Inc 62,100 765
Morgan Stanley 34,856 1,678
Northern Trust Corp 20,432 1,599
Oversea-Chinese Banking Corp Ltd 48,200 297
PacWest Bancorp 244,272 4,700
Paragon Banking Group PLC 125,000 480
Pinnacle Financial Partners Inc 19,623 899
PNC Financial Services Group Inc/The 18,204 2,036
Popular Inc 49,939 2,107
Prosperity Bancshares Inc 29,471 1,624
PT Bank Central Asia Tbk 244,500 481
Regions Financial Corp 339,319 4,513
Resona Holdings Inc 220,600 727
Seven Bank Ltd 266,400 611
State Street Corp 21,955 1,293
Sumitomo Mitsui Financial Group Inc 33,400 925
TCF Financial Corp 36,661 998
Wells Fargo & Co 136,781 2,934
Western Alliance Bancorp 39,274 1,618
Zions Bancorp NA 85,715 2,766
$ 65,711
Beverages - 0.13%
Carlsberg AS 11,466 1,452
Coca-Cola Amatil Ltd 128,685 1,125
Coca-Cola European Partners PLC 5,278 188
Coca-Cola HBC AG
(d)
20,472 465
Molson Coors Beverage Co 73,232 2,582
Treasury Wine Estates Ltd 108,039 697
$ 6,509
Biotechnology - 0.03%
Mirati Therapeutics Inc
(d)
5,902 1,282
Building Materials - 0.25%
Armstrong World Industries Inc 7,199 431
Buzzi Unicem SpA 34,070 737
China Lesso Group Holdings Ltd 490,000 794
CRH PLC 15,945 558
Ibstock PLC
(e)
332,483 692
LafargeHolcim Ltd
(d)
49,883 2,141
Martin Marietta Materials Inc 8,617 2,295
Masco Corp 36,346 1,948
Vulcan Materials Co 15,317 2,219
Xinyi Glass Holdings Ltd 260,000 571
$ 12,386
Chemicals - 0.26%
Arkema SA 10,895 1,067
Brenntag AG 8,508 544
Celanese Corp 11,864 1,347
CF Industries Holdings Inc 55,157 1,523
Denka Co Ltd 36,100 1,112
Eastman Chemical Co 23,804 1,924
ICL Group Ltd 9,555 35
LANXESS AG 7,409 376
Lintec Corp 31,600 700
NewMarket Corp 2,682 959
Nissan Chemical Corp 4,900 260
Nutrien Ltd 30,100 1,224

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
268
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Showa Denko KK 56,200 $ 955
Sumitomo Bakelite Co Ltd 16,000 453
Yara International ASA 2,316 81
$ 12,560
Commercial Services - 0.34%
Ashtead Group PLC 49,283 1,781
ATD New Holdings Inc
(d),(f),(g)
385,347 7,568
Automatic Data Processing Inc 8,906 1,407
Cengage Learning Holdings II Inc
(d)
34,465 181
ManpowerGroup Inc 19,850 1,347
Omni Bridgeway Ltd 207,269 504
QinetiQ Group PLC 203,677 624
Quanta Services Inc 3,539 221
Recruit Holdings Co Ltd 3,200 122
Robert Half International Inc 22,998 1,166
Service Corp International/US 17,376 805
Sohgo Security Services Co Ltd 4,900 228
Toppan Printing Co Ltd 37,900 482
$ 16,436
Computers - 0.21%
Amdocs Ltd 15,989 902
Cognizant Technology Solutions Corp 9,413 672
DXC Technology Co 102,981 1,897
Fujitsu Ltd 1,600 189
HP Inc 88,199 1,584
Logitech International SA 7,507 632
NetApp Inc 41,840 1,836
Nomura Research Institute Ltd 6,900 203
Obic Co Ltd 7,400 1,310
Otsuka Corp 7,000 322
SCSK Corp 6,800 338
Wiwynn Corp 18,000 458
$ 10,343
Consumer Products - 0.01%
Henkel AG & Co KGaA 6,054 547
Cosmetics & Personal Care - 0.02%
Kao Corp 3,600 256
Unilever PLC 10,524 600
$ 856
Distribution & Wholesale - 0.13%
Fastenal Co 36,348 1,571
ITOCHU Corp 19,600 471
Jardine Cycle & Carriage Ltd 27,700 360
Marubeni Corp 146,600 765
Mitsubishi Corp 35,800 799
Seven Group Holdings Ltd
(h)
54,311 742
Toromont Industries Ltd 16,200 1,009
Toyota Tsusho Corp 19,700 550
$ 6,267
Diversified Financial Services - 0.39%
Ameriprise Financial Inc 8,004 1,287
Capital One Financial Corp 13,351 976
Cboe Global Markets Inc 8,711 708
Discover Financial Services 30,570 1,987
Eaton Vance Corp 41,447 2,478
Evercore Inc - Class A 29,650 2,358
Hana Financial Group Inc 17,860 483
Mastercard Inc 587 169
OneMain Holdings Inc 71,764 2,504
ORIX Corp 74,500 871
Raymond James Financial Inc 12,375 946
SBI Holdings Inc/Japan 29,400 678
SEI Investments Co 12,494 614
SLM Corp 100,615 925
Synchrony Financial 69,967 1,751
Tisco Financial Group PCL 229,200 520
$ 19,255
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3.64%
AGL Energy Ltd 103,397 $ 906
Alliant Energy Corp 302,706 16,734
Ameren Corp 11,767 955
CMS Energy Corp 210,209 13,313
Edison International 339,238 19,011
Enel SpA 975,000 7,752
Entergy Corp 12,530 1,268
Evergy Inc 34,901 1,926
Eversource Energy 232,320 20,275
Fortis Inc/Canada 393,500 15,544
Hera SpA 85,354 268
Meridian Energy Ltd 18,801 66
NextEra Energy Inc 235,400 17,234
NRG Energy Inc 38,440 1,215
Orsted A/S
(e)
63,500 10,078
PG&E Corp
(d)
350,000 3,346
PNM Resources Inc 24,154 1,208
Public Service Enterprise Group Inc 319,952 18,605
Sempra Energy 63,565 7,968
Verbund AG 6,383 368
Vistra Corp 68,819 1,195
WEC Energy Group Inc 37,883 3,809
Xcel Energy Inc 217,020 15,198
$ 178,242
Electrical Components & Equipment - 0.03%
Acuity Brands Inc 2,131 190
AMETEK Inc 10,126 994
Brother Industries Ltd 33,200 513
$ 1,697
Electronics - 0.11%
Allegion plc 5,400 532
Avnet Inc 54,320 1,340
FLEXium Interconnect Inc 195,000 796
FLIR Systems Inc 24,440 848
Mycronic AB 31,261 659
Roper Technologies Inc 2,086 775
Woodward Inc 4,030 321
$ 5,271
Engineering & Construction - 0.21%
ACS Actividades de Construccion y Servicios SA 101,216 2,406
Auckland International Airport Ltd
(d)
64,340 298
Eiffage SA
(d)
7,980 579
Frontken Corp Bhd 1,110,600 940
Grupo Aeroportuario del Pacifico SAB de CV 123,100 1,025
HOCHTIEF AG 19,678 1,448
Kyowa Exeo Corp 20,700 477
Obayashi Corp 51,100 428
SATS Ltd 233,300 509
SPIE SA 42,601 670
Sydney Airport 451,889 1,732
$ 10,512
Entertainment - 0.06%
Aristocrat Leisure Ltd 9,763 197
Genting Singapore Ltd 677,200 320
GVC Holdings PLC 91,918 1,151
Vail Resorts Inc 4,778 1,109
$ 2,777
Food - 0.19%
Calbee Inc 7,700 236
Chocoladefabriken Lindt & Spruengli AG - PC 136 1,078
Chocoladefabriken Lindt & Spruengli AG - REG 13 1,124
Dairy Farm International Holdings Ltd 8,714 33
Empire Co Ltd 12,300 336
Jardine Strategic Holdings Ltd 5,698 123
Koninklijke Ahold Delhaize NV 28,266 775
Kroger Co/The 25,372 817
Loblaw Cos Ltd 8,000 398
METRO AG 190,660 1,867
Mowi ASA 5,747 91

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
269
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Orkla ASA 9,819 $ 93
Seven & i Holdings Co Ltd 14,200 432
Tyson Foods Inc 20,845 1,193
WH Group Ltd
(e)
635,500 500
$ 9,096
Food Service - 0.03%
Compass Group PLC 39,169 536
Sodexo SA 15,108 971
$ 1,507
Gas - 1.54%
Atmos Energy Corp 206,704 18,948
Naturgy Energy Group SA 80,510 1,496
New Jersey Resources Corp 508,988 14,852
NiSource Inc 1,002,447 23,026
Southwest Gas Holdings Inc 260,341 17,110
$ 75,432
Hand & Machine Tools - 0.07%
Amada Co Ltd 92,400 804
Snap-on Inc 9,620 1,516
Techtronic Industries Co Ltd 77,000 1,037
$ 3,357
Healthcare - Products - 0.05%
Carl Zeiss Meditec AG 8,745 1,130
Fisher & Paykel Healthcare Corp Ltd 8,431 195
STERIS PLC 6,397 1,133
$ 2,458
Healthcare - Services - 0.09%
Anthem Inc 2,163 590
Encompass Health Corp 16,539 1,014
Fresenius Medical Care AG & Co KGaA 4,453 340
Humana Inc 671 268
NMC Health PLC
(d),(f),(g)
9,858 —
Quest Diagnostics Inc 10,943 1,337
Ryman Healthcare Ltd 5,868 54
UnitedHealth Group Inc 2,251 687
Universal Health Services Inc 2,812 308
$ 4,598
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 111,000 670
Jardine Matheson Holdings Ltd 5,652 251
$ 921
Home Builders - 0.10%
Berkeley Group Holdings PLC 14,480 761
DR Horton Inc 6,726 449
Lennar Corp - A Shares 3,626 255
Lennar Corp - B Shares 5,773 328
Persimmon PLC 33,904 1,027
PulteGroup Inc 27,652 1,128
Sekisui House Ltd 33,400 555
Toll Brothers Inc 14,296 604
$ 5,107
Home Furnishings - 0.01%
Hoshizaki Corp 2,900 231
Sony Corp 1,100 92
Targus Group International Inc
(d),(f),(g)
75,880 4
$ 327
Insurance - 0.87%
Allianz SE 5,457 961
Allstate Corp/The 11,994 1,064
American Financial Group Inc/OH 11,206 840
Arthur J Gallagher & Co 14,942 1,550
ASR Nederland NV 37,045 1,124
Everest Re Group Ltd 6,115 1,205
Fidelity National Financial Inc 49,983 1,564
First American Financial Corp 30,457 1,358
Great-West Lifeco Inc 69,400 1,414
Hannover Rueck SE 5,375 781
Hanover Insurance Group Inc/The 9,432 902
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 38,135 $ 1,469
iA Financial Corp Inc 25,000 871
Manulife Financial Corp 85,100 1,154
Mapfre SA 880,659 1,329
MGIC Investment Corp 139,684 1,405
NN Group NV 62,247 2,167
Old Republic International Corp 154,631 2,517
Power Corp of Canada 89,900 1,712
Primerica Inc 4,835 533
Progressive Corp/The 2,166 199
Prudential Financial Inc 45,819 2,933
Qualitas Controladora SAB de CV 170,100 682
Reinsurance Group of America Inc 16,301 1,647
Sun Life Financial Inc 21,200 843
Swiss Life Holding AG 2,451 824
Swiss Re AG 51,327 3,683
T&D Holdings Inc 61,200 612
Tokio Marine Holdings Inc 16,100 720
Travelers Cos Inc/The 12,028 1,452
Unum Group 156,207 2,759
Voya Financial Inc 10,896 522
$ 42,796
Internet - 0.14%
21Vianet Group Inc ADR
(d)
21,766 500
CDW Corp/DE 5,758 706
Cogent Communications Holdings Inc 80,000 4,464
eBay Inc 10,109 481
Kakaku.com Inc 8,500 225
VeriSign Inc
(d)
3,276 625
$ 7,001
Investment Companies - 0.02%
Melrose Industries PLC
(d)
717,842 1,114
Iron & Steel - 0.40%
Fortescue Metals Group Ltd 134,036 1,640
Reliance Steel & Aluminum Co 22,141 2,413
Specialty Steel Holdings, Inc.
(d),(f),(g)
87 13,010
Steel Dynamics Inc 75,967 2,392
$ 19,455
Lodging - 0.04%
Choice Hotels International Inc 3,959 346
City Developments Ltd 97,400 452
Crown Resorts Ltd 170,808 994
Melco Resorts & Entertainment Ltd ADR 5,616 91
NagaCorp Ltd 312,000 323
$ 2,206
Machinery - Construction & Mining - 0.03%
Hitachi Ltd 13,000 438
Mitsubishi Electric Corp 32,100 414
Oshkosh Corp 9,902 667
$ 1,519
Machinery - Diversified - 0.11%
CNH Industrial NV
(d)
78,530 609
Crane Co 25,718 1,305
Dover Corp 13,565 1,502
GEA Group AG 17,045 568
GrafTech International Ltd 209,644 1,415
$ 5,399
Media - 0.62%
Altice USA Inc
(d)
655,022 17,653
Charter Communications Inc
(d)
5,423 3,275
Cogeco Communications Inc 69,500 4,841
Comcast Corp - Class A 21,447 906
Fox Corp - B Shares 29,127 761
Nexstar Media Group Inc 11,307 932
Quebecor Inc 19,600 455
Schibsted ASA - B Shares
(d)
1,282 46
Sirius XM Holdings Inc 75,619 433

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
270
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Telenet Group Holding NV 23,175 $ 891
$ 30,193
Metal Fabrication & Hardware - 0.02%
Maruichi Steel Tube Ltd 22,300 512
Valmont Industries Inc 5,002 710
$ 1,222
Mining - 0.42%
BHP Group Ltd 34,269 821
BHP Group PLC 55,898 1,083
Evolution Mining Ltd 120,045 471
Impala Platinum Holdings Ltd 70,625 629
Kirkland Lake Gold Ltd 2,900 132
Lundin Mining Corp 105,700 639
OZ Minerals Ltd 116,656 1,219
Polymetal International PLC 30,547 649
Real Alloy Holding Inc
(d),(f),(g)
362 12,664
Rio Tinto Ltd 13,627 886
Rio Tinto PLC 20,182 1,141
$ 20,334
Miscellaneous Manufacturers - 0.07%
A O Smith Corp 19,591 1,013
Carlisle Cos Inc 5,777 715
Elite Material Co Ltd 200,000 1,051
ITT Inc 7,840 474
$ 3,253
Office & Business Equipment - 0.03%
FUJIFILM Holdings Corp 6,400 326
Sato Holdings Corp 21,200 404
Seiko Epson Corp 66,300 770
$ 1,500
Oil & Gas - 0.63%
Aker BP ASA
(h)
34,710 541
Cabot Oil & Gas Corp 54,399 968
Canadian Natural Resources Ltd 69,900 1,112
ConocoPhillips 57,269 1,639
ENEOS Holdings Inc 218,400 737
Eni SpA 264,724 1,854
EOG Resources Inc 31,543 1,080
Equinor ASA 13,095 167
Frontera Energy Corp 71,984 115
Galp Energia SGPS SA 162,855 1,323
Helmerich & Payne Inc 347,295 5,164
HollyFrontier Corp 120,252 2,226
Inpex Corp 158,600 752
Lundin Energy AB 100,364 1,919
Marathon Oil Corp 107,621 426
Milagro Oil & Gas Inc
(d),(f),(g)
1,874 191
OMV AG 44,103 1,019
Phillips 66 51,534 2,405
Pioneer Natural Resources Co 8,969 714
Royal Dutch Shell PLC - A Shares 114,182 1,436
Royal Dutch Shell PLC - B Shares 125,087 1,508
Santos Ltd 245,119 815
Suncor Energy Inc 99,800 1,126
TOTAL SE 45,811 1,388
$ 30,625
Packaging & Containers - 0.05%
DS Smith PLC
(d)
103,361 379
Graphic Packaging Holding Co 38,107 506
Westrock Co 41,537 1,560
$ 2,445
Pharmaceuticals - 0.19%
AbbVie Inc 24,597 2,093
Bristol-Myers Squibb Co 22,262 1,301
Ipsen SA 2,488 227
Kyowa Kirin Co Ltd 10,000 248
Medipal Holdings Corp 17,100 305
Novartis AG 22,236 1,733
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Novo Nordisk A/S 21,138 $ 1,348
Otsuka Holdings Co Ltd 7,900 292
Recordati Industria Chimica e Farmaceutica SpA 8,978 465
Shionogi & Co Ltd 5,200 245
Ship Healthcare Holdings Inc 19,000 902
Sumitomo Dainippon Pharma Co Ltd 26,500 311
$ 9,470
Pipelines - 0.02%
ONEOK Inc 28,861 837
Private Equity - 0.10%
Apollo Global Management Inc 51,238 1,889
Centuria Capital Group 362,869 593
Intermediate Capital Group PLC 63,140 959
KKR & Co Inc 48,123 1,643
$ 5,084
Real Estate - 0.59%
Azrieli Group Ltd 593 28
CA Immobilien Anlagen AG 24,162 664
Castellum AB 80,775 1,681
CBRE Group Inc
(d)
18,095 912
CK Asset Holdings Ltd 106,500 495
Daito Trust Construction Co Ltd 12,700 1,155
Echo Investment SA
(d),(h)
56,460 54
Entra ASA
(e)
41,209 539
ESR Cayman Ltd
(d),(e)
91,400 276
Fabege AB 42,008 530
Henderson Land Development Co Ltd 174,000 615
Hongkong Land Holdings Ltd 30,000 110
LEG Immobilien AG 9,481 1,281
Midea Real Estate Holding Ltd
(e)
622,000 1,407
Mitsubishi Estate Co Ltd 166,200 2,479
Mitsui Fudosan Co Ltd 40,470 689
New World Development Co Ltd 680,395 3,249
Sino Land Co Ltd 608,000 720
Sun Hung Kai Properties Ltd 169,000 2,175
TAG Immobilien AG
(d)
67,000 1,974
UOL Group Ltd 172,800 788
Vonovia SE 81,317 5,193
Wihlborgs Fastigheter AB 37,517 676
Zhongliang Holdings Group Co Ltd 1,680,500 1,135
$ 28,825
REITs - 3.60%
AIMS APAC REIT 1,302,590 1,126
Alexandria Real Estate Equities Inc 16,198 2,454
Allied Properties Real Estate Investment Trust 28,500 691
American Assets Trust Inc 13,851 290
American Homes 4 Rent 103,541 2,927
American Tower Corp 11,161 2,563
Americold Realty Trust 36,406 1,319
Apartment Investment and Management Co 37,386 1,193
Arena REIT 489,366 907
Assura PLC 508,777 502
AvalonBay Communities Inc 21,082 2,933
Big Yellow Group PLC 46,477 662
Blackstone Mortgage Trust Inc 53,344 1,158
Brandywine Realty Trust 394,906 3,459
British Land Co PLC/The 174,129 786
Broadstone Net Lease Inc 56,052 925
Camden Property Trust 24,511 2,261
CareTrust REIT Inc 66,289 1,134
Centuria Industrial REIT 174,094 376
Centuria Office REIT 77,610 112
Charter Hall Group 45,449 394
City Office REIT Inc 34,592 219
CoreSite Realty Corp 135,976 16,230
Cousins Properties Inc 30,930 788
Covivio 9,465 564
CRE Logistics REIT Inc
(d)
493 722
Cromwell European Real Estate Investment Trust 1,712,400 909

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
271
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CubeSmart 68,485 $ 2,324
CyrusOne Inc 14,016 996
Daiwa Office Investment Corp 103 559
Dexus 141,456 856
Dream Industrial Real Estate Investment Trust 263,730 2,342
Duke Realty Corp 41,743 1,586
Equinix Inc 5,526 4,040
Essential Properties Realty Trust Inc 27,330 451
Essex Property Trust Inc 16,651 3,407
Far East Hospitality Trust 739,630 303
First Industrial Realty Trust Inc 34,383 1,369
Gecina SA 5,996 744
GLP J-Reit
(d)
697 1,075
Goodman Group 162,086 2,098
Granite Real Estate Investment Trust 17,400 976
Healthcare Trust of America Inc 89,696 2,180
Healthpeak Properties Inc 108,511 2,927
Highwoods Properties Inc 8,843 263
Independence Realty Trust Inc 363,693 4,419
Industrial & Infrastructure Fund Investment Corp 1,202 2,046
Industrial Logistics Properties Trust 187,503 3,596
Ingenia Communities Group 193,245 627
Inmobiliaria Colonial Socimi SA 77,086 549
Investec Australia Property Fund 438,875 383
Invitation Homes Inc 159,721 4,354
Irish Residential Properties REIT PLC 479,626 763
Japan Hotel REIT Investment Corp 1,322 640
Kenedix Office Investment Corp 116 671
Keppel DC REIT 461,400 980
Klepierre SA 216,659 2,745
Lendlease Global Commercial REIT 494,900 221
Link REIT 267,900 2,045
Mapletree Industrial Trust 362,700 808
Mapletree Logistics Trust 1,308,130 1,869
Mapletree Logistics Trust - Rights
(d)
24,854 —
Merlin Properties Socimi SA 104,190 701
MGM Growth Properties LLC 75,973 2,009
Minto Apartment Real Estate Investment Trust 31,716 389
Mitsui Fudosan Logistics Park Inc 227 1,085
Mori Hills REIT Investment Corp 382 471
New Residential Investment Corp 83,757 628
NewRiver REIT PLC 221,343 182
NexPoint Residential Trust Inc 31,326 1,388
Nippon Accommodations Fund Inc 125 716
Nomura Real Estate Master Fund Inc 1,818 2,171
Northview Apartment Real Estate Investment
Trust
38,100 1,033
NSI NV 27,990 884
Orix JREIT Inc 533 749
Paramount Group Inc 357,497 2,066
Park Hotels & Resorts Inc 70,849 704
Plymouth Industrial REIT Inc 64,310 817
Primary Health Properties PLC 273,739 511
Prologis Inc 98,379 9,759
Rexford Industrial Realty Inc 22,209 1,032
Sabra Health Care REIT Inc 86,389 1,137
SBA Communications Corp 46,699 13,560
Scentre Group 269,904 398
Segro PLC 178,517 2,086
Sekisui House Reit Inc 1,845 1,290
Simon Property Group Inc 7,475 469
STAG Industrial Inc 47,071 1,465
STORE Capital Corp 129,628 3,331
Summit Industrial Income REIT 181,349 1,833
Sun Communities Inc 27,250 3,750
Taubman Centers Inc 8,418 281
Terreno Realty Corp 15,122 851
Tritax Big Box REIT PLC 679,178 1,378
UNITE Group PLC/The
(d)
78,562 848
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
United Urban Investment Corp 1,912 $ 2,041
Ventas Inc 9,013 356
VICI Properties Inc 126,169 2,896
Welltower Inc 63,888 3,435
Weyerhaeuser Co 27,723 757
WPT Industrial Real Estate Investment Trust 320,898 4,172
$ 176,445
Retail - 0.22%
Advance Auto Parts Inc 1,244 183
Alimentation Couche-Tard Inc 4,100 126
Best Buy Co Inc 18,500 2,064
Canadian Tire Corp Ltd
(h)
6,900 771
China Meidong Auto Holdings Ltd 216,000 884
Cosmos Pharmaceutical Corp 300 51
Darden Restaurants Inc 4,524 416
Dick's Sporting Goods Inc 19,631 1,112
Dollar General Corp 1,634 341
Domino's Pizza Inc 838 317
FamilyMart Co Ltd 13,500 297
Home Depot Inc/The 3,448 920
Magazine Luiza SA 210,000 898
Marui Group Co Ltd 22,800 412
Tractor Supply Co 3,207 427
Tsuruha Holdings Inc 5,500 770
USS Co Ltd 29,600 541
Welcia Holdings Co Ltd 2,300 90
$ 10,620
Savings & Loans - 0.07%
People's United Financial Inc 312,616 3,336
Semiconductors - 0.15%
Applied Materials Inc 11,090 657
CMC Materials Inc 9,535 1,356
Entegris Inc 21,220 1,587
Intel Corp 24,601 1,089
Microchip Technology Inc 11,102 1,166
SiTime Corp
(d)
15,140 1,264
$ 7,119
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 8,783 1,295
Yangzijiang Shipbuilding Holdings Ltd 445,600 300
$ 1,595
Software - 0.19%
Oracle Corp 14,349 805
Skillsoft - Class A
(d),(f),(g)
36,933 6,279
SS&C Technologies Holdings Inc 6,205 367
Synopsys Inc
(d)
7,546 1,614
TIS Inc 11,400 218
$ 9,283
Storage & Warehousing - 0.03%
Safestore Holdings PLC 126,157 1,313
Telecommunications - 0.73%
Accton Technology Corp 112,000 814
Cisco Systems Inc 38,986 1,400
KDDI Corp 20,700 560
Motorola Solutions Inc 8,650 1,367
NTT DOCOMO Inc 23,400 871
Proximus SADP 71,448 1,389
SoftBank Corp 75,100 874
Spark New Zealand Ltd 26,951 80
Tele2 AB 124,227 1,466
Telefonica Deutschland Holding AG 593,548 1,497
Telefonica SA 543,803 1,769
Telenor ASA 9,431 146
TELUS Corp 445,300 7,614
T-Mobile US Inc
(d)
132,700 14,540
Ubiquiti Inc 1,928 358
Vodafone Group PLC 925,253 1,234
$ 35,979

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
272
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 600 $ 324
Transportation - 0.11%
CSX Corp 8,538 674
Deutsche Post AG 14,822 657
DSV PANALPINA A/S 1,103 179
Kamigumi Co Ltd 16,400 293
Landstar System Inc 2,113 264
Old Dominion Freight Line Inc 637 121
Poste Italiane SpA
(e)
60,022 490
Sankyu Inc 29,300 1,050
SITC International Holdings Co Ltd 566,000 874
Union Pacific Corp 5,129 909
$ 5,511
Water - 0.35%
American Water Works Co Inc 109,900 16,541
Pennon Group PLC 34,883 449
$ 16,990
TOTAL COMMON STOCKS $ 963,791
CONVERTIBLE PREFERRED STOCKS
- 0.05% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(i)
1,100 $ 1,484
REITs - 0.02%
RPT Realty 7.25%
(i)
22,300 913
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,397
PREFERRED STOCKS - 1.41% Shares Held Value (000's)
Banks - 0.41%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 $ 3,547
3 Month USD LIBOR + 4.23%
Bank of America Corp 6.00%, 04/25/2021
(i)
50,771 1,301
Citizens Financial Group Inc 6.35%, 04/06/2024
(i)
2,569 68
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
66,578 1,883
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(i)
32,200 844
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(h),(i)
61,466 1,575
KeyCorp 6.13%, 12/15/2026
(i)
40,000 1,131
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(i)
60,000 1,691
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
3,727 99
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
26,986 721
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(i)
37,100 1,018
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(i)
3,704 105
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
65,000 1,787
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
7,437 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
3,000 80
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,724 3,165
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
3,057 79
Wells Fargo & Co 5.85%, 09/15/2023
(i)
22,826 591
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(i)
14,460 405
3 Month USD LIBOR + 3.69%
$ 20,282
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 $ 134
Charles Schwab Corp/The 6.00%, 12/02/2020
(i)
55,283 1,409
$ 1,543
Electric - 0.36%
Alabama Power Co 5.00%, 10/01/2022
(i)
66,417 1,815
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,346
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 190,290 5,221
Dominion Energy Inc 5.25%, 07/30/2076 76,841 1,972
DTE Energy Co 5.25%, 12/01/2077 35,000 930
Duke Energy Corp 5.75%, 06/15/2024
(i)
6,645 187
Entergy Louisiana LLC 4.70%, 06/01/2063 82,253 2,092
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,271 171
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
114,700 3,215
Southern Co/The 5.25%, 12/01/2077 30,863 824
$ 17,773
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(i)
10,000 890
Gas - 0.00%
Entergy New Orleans LLC 5.00%, 12/01/2052
(h)
7,498 191
Insurance - 0.10%
Arch Capital Group Ltd 5.25%, 09/29/2021
(h),(i)
30,800 785
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
68,767 1,888
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
(i)
1,795 47
Voya Financial Inc 5.35%, 09/15/2029
(i)
77,800 2,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 629 17
$ 4,946
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 955
3 Month USD LIBOR + 3.59%
REITs - 0.21%
Equity Residential 8.29%, 12/10/2026
(i)
20,702 1,335
Kimco Realty Corp 5.25%, 12/20/2022
(i)
20,619 529
Prologis Inc 8.54%, 11/13/2026
(i)
86,965 7,044
Public Storage 5.60%, 03/11/2024
(i)
40,000 1,132
$ 10,040
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,629 587
3 Month USD LIBOR + 4.02%
Sovereign - 0.23%
CoBank ACB 1.40%, 07/10/2022
(e),(i)
8,000 4,960
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 742
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,329
3 Month USD LIBOR + 4.56%
$ 11,031
Telecommunications - 0.02%
Telephone and Data Systems Inc 7.00%,
03/15/2060
37,664 950
TOTAL PREFERRED STOCKS $ 69,188
BONDS - 66.08%
Principal
Amount (000's) Value (000's)
Advertising - 0.23%
Lamar Media Corp
4.88%, 01/15/2029 $ 5,975 $ 6,214

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
273
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(e)
$ 475 $ 436
5.00%, 08/15/2027
(e)
4,725 4,477
$ 11,127
Aerospace & Defense - 0.52%
Embraer Netherlands Finance BV
6.95%, 01/17/2028
(e)
350 352
Leonardo SpA
4.88%, 03/24/2025 EUR 500 650
TransDigm Inc
5.50%, 11/15/2027 $ 7,850 7,664
6.25%, 03/15/2026
(e)
6,475 6,750
6.38%, 06/15/2026 6,370 6,352
7.50%, 03/15/2027 2,450 2,531
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,025 1,020
$ 25,319
Agriculture - 0.16%
Cargill Inc
1.38%, 07/23/2023
(e)
2,350 2,404
Kernel Holding SA
8.75%, 01/31/2022 1,145 1,194
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,218
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 642
Vector Group Ltd
6.13%, 02/01/2025
(e)
$ 1,500 1,496
$ 7,954
Airlines - 0.14%
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(e)
6,525 6,670
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 236
Automobile Manufacturers - 1.26%
Ford Motor Co
7.45%, 07/16/2031 $ 8,740 10,411
9.63%, 04/22/2030
(h)
14,650 19,667
Ford Motor Credit Co LLC
3.82%, 11/02/2027 500 486
4.06%, 11/01/2024 5,975 5,992
4.13%, 08/04/2025 600 596
4.13%, 08/17/2027 4,290 4,226
4.27%, 01/09/2027 600 599
4.54%, 08/01/2026 7,250 7,377
4.69%, 06/09/2025 300 307
5.11%, 05/03/2029 925 961
5.13%, 06/16/2025 2,800 2,918
5.58%, 03/18/2024 1,250 1,314
General Motors Financial Co Inc
5.20%, 03/20/2023 2,750 2,984
Hyundai Capital America
1.25%, 09/18/2023
(e)
2,900 2,907
Renault SA
1.13%, 10/04/2027 EUR 500 507
Tesla Inc
5.30%, 08/15/2025
(e)
$ 600 621
$ 61,873
Automobile Parts & Equipment - 0.33%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,800 2,429
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(e)
$ 3,575 3,745
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 493
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
LKQ European Holdings BV
3.63%, 04/01/2026 EUR 600 $ 707
Truck Hero Inc
8.50%, 04/21/2024
(e)
$ 5,440 5,766
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(i),(j)
3,100 3,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 16,265
Banks - 7.67%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(e),(i),(j),(k)
2,600 2,949
USD Swap Rate NY 5 Year + 5.17%
Banco BPM SpA
1.63%, 02/18/2025 EUR 1,000 1,128
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
1,700 2,025
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/31/2049
(e),(i),(j),(k)
$ 900 864
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
6.25%, 12/31/2049
(i),(j),(k)
5,050 4,848
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(e),(i),(j),(k)
2,150 2,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(i),(j),(k)
3,000 3,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 12/31/2099
(e),(i),(j),(k)
1,115 1,111
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(e)
400 448
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,831 3,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
4.25%, 07/31/2027
(e)
1,000 1,041
Bank of America Corp
1.78%, 05/04/2027
(j)
EUR 2,600 3,250
3 Month Euro Interbank Offered Rate +
1.20%
6.30%, 12/31/2049
(i),(j)
$ 12,800 14,528
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.61%, 10/28/2021 CAD 825 627
Bank of New York Mellon Corp/The
3.70%, 12/31/2049
(i),(j),(l)
$ 4,800 4,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 12/31/2049
(i),(j)
7,150 7,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 5,850 5,837
Barclays Bank PLC
6.28%, 12/31/2049
(i),(j)
$ 9,500 11,285
3 Month USD LIBOR + 1.55%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
274
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.38%, 10/06/2023
(j)
GBP 900 $ 1,190
GBP Swap SA (VS 6 Month) 1 Year +
1.32%
5.20%, 05/12/2026 $ 1,200 1,348
7.88%, 12/31/2049
(i),(j),(k)
5,500 5,671
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(e),(j),(k)
850 882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 12/31/2049
(e),(i),(j),(k)
13,000 14,511
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(e),(i),(j),(k)
2,600 2,632
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 4,600 4,736
CaixaBank SA
3.50%, 02/15/2027
(j)
EUR 1,500 1,790
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 3,325 2,763
CIT Group Inc
6.13%, 03/09/2028 $ 295 358
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,467
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 1,850 2,149
3 Month Euro Interbank Offered Rate +
0.96%
5.90%, 12/31/2049
(i),(j)
$ 5,043 5,225
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(i),(j)
5,000 5,169
3 Month USD LIBOR + 4.07%
Citizens Financial Group Inc
5.65%, 12/31/2049
(i),(j)
2,100 2,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 12/31/2049
(i),(j)
10,930 10,943
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(e),(i),(j),(k)
6,000 6,613
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(e),(i),(j),(k)
6,800 7,979
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,200 2,402
Credit Suisse Group AG
6.25%, 12/31/2049
(e),(i),(j),(k)
6,600 7,029
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(e),(i),(j),(k)
500 537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(e),(i),(j),(k)
8,300 9,006
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(i),(j),(k)
3,000 3,255
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(i),(j),(k)
3,000 3,086
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,600 2,737
Emirates Development Bank PJSC
3.52%, 03/06/2024 4,000 4,252
Fifth Third Bancorp
8.25%, 03/01/2038 900 1,474
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
$ 550 $ 564
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(j)
1,750 2,042
3 Month USD LIBOR + 1.30%
4.95%, 12/31/2049
(i),(j)
16,889 17,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(i),(j)
1,000 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
Hbos Capital Funding NO 1 LP
6.85%, 12/31/2049
(i)
3,000 3,026
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(i),(j)
4,300 7,289
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 2,021
Huntington Bancshares Inc/OH
4.45%, 12/31/2049
(i),(j)
1,000 995
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(i),(j)
1,400 1,566
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.00%, 04/11/2028
(j)
EUR 1,200 1,472
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(i),(j),(k)
$ 2,500 2,647
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(i),(j),(k)
5,000 5,169
USD Swap Semi-Annual 5 Year + 5.12%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 6,132 5,643
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/31/2049
(e),(i),(j),(k)
2,500 2,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(i),(j),(k)
2,750 2,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 2,500 3,023
3 Month Euro Interbank Offered Rate +
0.76%
4.05%, 12/31/2099
(i)
$ 7,745 7,600
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(i),(j)
6,200 6,779
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,028
Lloyds Bank PLC
12.00%, 12/31/2049
(e),(i),(j)
2,100 2,347
3 Month USD LIBOR + 11.76%
13.00%, 12/31/2049
(i),(j)
GBP 400 906
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 2,100 2,458
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 538
6.41%, 12/31/2049
(e),(i),(j)
$ 3,500 4,134
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(e),(i),(j)
2,700 3,270
3 Month USD LIBOR + 1.27%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
7.50%, 12/31/2049
(i),(j),(k)
$ 5,000 $ 5,390
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(i),(j)
2,710 2,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
6.45%, 12/31/2049
(i),(j)
535 574
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,550 2,194
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 2,000 2,163
Natwest Group PLC
8.62%, 12/31/2049
(i),(j),(k)
6,000 6,193
USD Swap Semi-Annual 5 Year + 7.60%
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 743
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,203
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(e)
$ 11,230 11,032
QNB Finansbank AS
4.88%, 05/19/2022
(e)
990 981
4.88%, 05/19/2022 1,000 991
6.88%, 09/07/2024
(e)
550 560
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,600 1,770
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(e),(i),(j),(k)
6,000 6,401
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
4.25%, 01/20/2023
(e),(j)
5,000 5,186
3 Month USD LIBOR + 1.15%
5.70%, 03/26/2044
(e)
1,500 1,861
7.75%, 12/31/2049
(e),(i),(j),(k)
8,000 8,510
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(i),(j),(k)
8,000 8,166
USD Swap Semi-Annual 5 Year + 4.11%
Truist Financial Corp
4.80%, 12/31/2099
(i),(j)
12,300 12,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(i),(j)
1,900 2,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(i),(j),(k)
3,000 3,308
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
Wachovia Capital Trust III
5.57%, 12/31/2049
(i)
5,400 5,406
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(i),(j)
7,100 7,617
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,500 2,167
$ 375,249
Beverages - 0.15%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,150 1,476
2.00%, 03/17/2028 1,400 1,837
Constellation Brands Inc
3.75%, 05/01/2050 $ 1,750 1,951
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/2025 $ 1,000 $ 1,026
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 800 834
$ 7,124
Building Materials - 0.08%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 1,027
HeidelbergCement AG
2.25%, 03/30/2023 EUR 1,600 1,952
Standard Industries Inc/NJ
4.75%, 01/15/2028
(e)
$ 1,015 1,061
$ 4,040
Chemicals - 0.67%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 469
Braskem Idesa SAPI
7.45%, 11/15/2029
(e)
$ 6,650 6,288
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
1,800 1,662
8.50%, 01/23/2081
(e),(j)
625 635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.22%
CF Industries Inc
5.15%, 03/15/2034 1,640 1,921
Cornerstone Chemical Co
6.75%, 08/15/2024
(e)
6,632 6,234
DuPont de Nemours Inc
4.21%, 11/15/2023 700 770
ICL Group Ltd
6.38%, 05/31/2038
(e)
800 1,025
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,243
Kronos International Inc
3.75%, 09/15/2025 200 229
OCP SA
5.63%, 04/25/2024 $ 2,200 2,388
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 582
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,765
Sasol Financing International Ltd
4.50%, 11/14/2022 975 947
Sasol Financing USA LLC
5.88%, 03/27/2024 4,500 4,347
Solvay Finance SACA
5.87%, 12/31/2049
(i),(j)
EUR 400 516
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(e)
$ 700 585
$ 32,606
Coal - 0.04%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(e)
3,085 2,036
Commercial Mortgage Backed Securities - 13.61%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.48%, 11/10/2042
(m)
2,336 2,286
BANK 2017-BNK4
0.81%, 05/15/2050
(m),(n)
13,843 685
BANK 2017-BNK5
1.18%, 06/15/2060
(e),(m),(n)
42,403 2,803
3.08%, 06/15/2060
(e),(m)
14,788 13,092
4.25%, 06/15/2060
(e),(m)
8,356 4,751
BANK 2017-BNK9
1.42%, 11/15/2054
(e),(m),(n)
15,200 1,302

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
276
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2018-BNK10
1.74%, 02/15/2061
(e),(m),(n)
$ 31,334 $ 3,524
BANK 2018-BNK12
1.42%, 05/15/2061
(e),(m),(n)
18,728 1,679
3.00%, 05/15/2061
(e)
6,000 3,972
BANK 2018-BNK13
1.55%, 08/15/2061
(e),(m),(n)
41,485 4,438
BANK 2018-BNK14
1.60%, 09/15/2060
(e),(m),(n)
11,466 1,186
BANK 2019-BNK16
1.83%, 02/15/2052
(e),(m),(n)
13,120 1,625
BANK 2019-BNK17
1.60%, 04/15/2052
(e),(m),(n)
11,541 1,262
BANK 2019-BNK18
1.35%, 05/15/2062
(e),(m),(n)
17,647 1,680
Bank 2019-BNK19
1.03%, 08/15/2061
(e),(m),(n)
17,014 1,252
BANK 2019-BNK20
1.21%, 09/15/2062
(e),(m),(n)
15,674 1,355
BANK 2019-BNK22
0.96%, 11/15/2062
(e),(m),(n)
18,082 1,275
1.50%, 11/15/2062
(e),(m),(n)
11,840 1,222
1.96%, 11/15/2062
(e),(m)
7,340 2,793
2.50%, 11/15/2062
(e)
5,000 4,115
BANK 2019-BNK23
1.01%, 12/15/2052
(e),(m),(n)
9,170 680
2.50%, 12/15/2052
(e)
1,500 1,088
BANK 2019-BNK24
1.02%, 11/15/2062
(e),(m),(n)
26,932 2,035
2.50%, 11/15/2062
(e)
5,000 4,107
BANK 2020-BNK25
0.92%, 01/15/2063
(e),(m),(n)
9,704 663
1.50%, 01/15/2063
(e),(n)
10,561 1,108
1.92%, 01/15/2063
(e),(m)
10,561 4,386
2.50%, 01/15/2063
(e)
1,250 943
Barclays Commercial Mortgage Trust 2019-C3
1.79%, 05/15/2052
(e),(m),(n)
6,117 759
Barclays Commercial Mortgage Trust 2019-C4
1.17%, 08/15/2052
(e),(m),(n)
13,091 1,074
3.25%, 08/15/2052
(e)
4,090 3,195
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(e),(m),(n)
14,866 1,414
2.60%, 11/15/2052
(e),(m)
7,386 3,048
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(e),(m),(n)
7,424 728
Benchmark 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(e),(m),(n)
12,667 883
1.37%, 01/15/2051
(e),(m),(n)
30,260 2,620
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(e),(m),(n)
5,520 508
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(m),(n)
96,635 2,832
3.11%, 07/15/2051
(e),(m)
4,500 3,449
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(e),(m),(n)
37,790 3,583
3.12%, 10/10/2051
(e),(m)
3,801 2,688
3.12%, 10/10/2051
(e),(m)
11,720 9,545
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(e),(m),(n)
16,962 2,119
3.00%, 05/15/2053
(e),(m)
5,000 3,901
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(e),(m),(n)
6,900 894
3.00%, 01/15/2052
(e)
9,250 6,457
Benchmark 2019-B10 Mortgage Trust
1.87%, 03/15/2062
(e),(m),(n)
12,985 1,669
3.00%, 03/15/2062
(e)
3,250 2,741
3.00%, 03/15/2062
(e)
5,236 3,903
3.62%, 03/15/2062
(e),(m)
2,500 1,196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(e),(m),(n)
$ 13,924 $ 1,456
3.00%, 05/15/2052
(e)
2,000 1,620
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(e),(m),(n)
13,870 1,097
3.00%, 08/15/2052
(e)
9,000 7,521
Benchmark 2019-B13 Mortgage Trust
1.01%, 08/15/2057
(e),(m),(n)
6,500 458
1.13%, 08/15/2057
(m),(n)
57,802 4,404
1.51%, 08/15/2057
(e),(m),(n)
4,000 426
2.50%, 08/15/2057
(e)
7,500 6,440
2.50%, 08/15/2057
(e)
4,000 2,617
3.00%, 08/15/2057
(e)
6,500 2,586
Benchmark 2019-B14 Mortgage Trust
1.28%, 12/15/2062
(e),(m),(n)
14,908 1,526
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(e),(m),(n)
24,552 1,745
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(e),(m),(n)
11,550 1,548
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(e),(m),(n)
7,615 621
2.50%, 02/15/2053
(e)
2,000 1,588
2.50%, 02/15/2053
(e)
1,583 1,069
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(e),(m),(n)
12,580 1,363
2.25%, 03/15/2053
(e)
6,752 5,193
Cantor Commercial Real Estate Lending
2019-CF2
1.47%, 11/15/2052
(e),(m),(n)
10,105 968
2.50%, 11/15/2052
(e)
5,000 4,092
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(e),(m),(n)
11,514 941
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(e),(m),(n)
20,444 2,281
CFCRE Commercial Mortgage Trust 2016-C6
1.13%, 11/10/2049
(m),(n)
43,330 2,353
Citigroup Commercial Mortgage Trust 2012-GC8
4.88%, 09/10/2045
(e),(m)
1,875 1,503
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(e),(m)
16,492 12,339
Citigroup Commercial Mortgage Trust 2016-C1
1.86%, 05/10/2049
(m),(n)
35,822 2,917
Citigroup Commercial Mortgage Trust
2016-GC37
1.74%, 04/10/2049
(m),(n)
14,029 1,005
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(e),(m),(n)
13,247 1,169
3.17%, 03/10/2051
(e),(m)
2,500 1,733
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(e),(m)
1,000 791
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(e),(m),(n)
15,766 1,390
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(e),(m),(n)
13,007 796
3.00%, 08/10/2056
(e)
15,500 12,671
3.00%, 08/10/2056
(e)
4,000 3,017
3.00%, 08/10/2056
(e)
9,330 3,973
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(e),(m),(n)
11,280 536
0.62%, 11/10/2052
(e),(m),(n)
2,528 116
0.62%, 11/10/2052
(e),(m),(n)
1,750 79
3.00%, 11/10/2052
(e)
5,000 4,382
3.00%, 11/10/2052
(e),(m)
1,750 616

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
277
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(e),(m),(n)
$ 21,133 $ 1,707
2.60%, 02/15/2053
(e)
6,000 4,541
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(e)
13,993 7,872
5.32%, 05/15/2045
(e),(m)
8,889 6,176
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(e),(m)
5,000 1,116
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(e),(m)
3,475 3,204
4.32%, 12/10/2045
(e),(m)
7,500 4,747
COMM 2013-CCRE6 Mortgage Trust
1.02%, 03/10/2046
(m),(n)
45,453 602
4.09%, 03/10/2046
(e),(m)
13,215 10,847
4.09%, 03/10/2046
(e),(m)
13,750 8,803
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(e),(m)
2,500 1,912
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(e),(m),(n)
44,717 437
4.85%, 05/10/2047
(e),(m)
12,469 8,760
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(e)
6,500 4,173
COMM 2015-LC19 Mortgage Trust
4.24%, 02/10/2048
(e),(m)
6,500 4,294
COMM 2016-COR1 Mortgage Trust
1.42%, 10/10/2049
(m),(n)
44,087 2,549
COMM 2017-COR2 Mortgage Trust
1.17%, 09/10/2050
(m),(n)
75,380 4,770
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(e),(m),(n)
15,800 1,671
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(e),(m),(n)
5,500 426
2.50%, 08/15/2057
(e)
5,000 3,974
2.50%, 08/15/2057
(e)
5,000 3,501
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(e),(m),(n)
8,985 837
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(m),(n)
55,803 3,676
1.98%, 03/15/2052
(e),(m),(n)
3,981 531
CSAIL 2019-C17 Commercial Mortgage Trust
1.37%, 09/15/2052
(m),(n)
29,871 2,736
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(e),(m),(n)
9,496 1,050
DBUBS 2011-LC1 Mortgage Trust
0.26%, 11/10/2046
(e),(m),(n)
142,384 8
DBUBS 2011-LC2 Mortgage Trust
0.96%, 07/10/2044
(e),(m),(n)
8,213 12
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(m),(n)
79,054 4,397
1.63%, 11/25/2042
(m),(n)
83,688 930
1.66%, 11/25/2040
(m),(n)
16,936 475
1.66%, 06/25/2041
(m),(n)
20,000 738
1.66%, 10/25/2041
(m),(n)
43,000 1,805
1.77%, 01/25/2048
(m),(n)
38,129 3,554
1.97%, 11/25/2044
(m),(n)
16,293 1,136
2.01%, 09/25/2047
(m),(n)
41,400 4,131
2.03%, 02/25/2041
(m),(n)
33,968 248
2.03%, 02/25/2045
(m),(n)
27,900 2,106
2.17%, 07/25/2026
(m),(n)
39,161 4,002
2.17%, 05/25/2046
(m),(n)
75,770 6,879
2.19%, 01/25/2026
(m),(n)
70,234 6,621
2.20%, 12/25/2039
(m),(n)
25,654 470
2.21%, 10/25/2028
(m),(n)
17,800 2,462
2.27%, 08/25/2045
(m),(n)
37,838 5,459
3.61%, 06/25/2041
(m),(n)
4,400 53
4.41%, 11/25/2044
(m),(n)
899 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(e),(m),(n)
$ 8,017 $ 764
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044
(e),(m)
3,660 2,871
GS Mortgage Securities Trust 2012-GCJ7
5.63%, 05/10/2045
(e),(m)
7,429 6,481
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(e),(m)
8,500 6,343
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(e)
2,500 1,600
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(e),(m)
10,460 7,943
4.74%, 08/10/2046
(e),(m)
7,742 4,786
4.74%, 08/10/2046
(e),(m)
2,500 1,437
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(e),(m),(n)
29,811 1,293
GS Mortgage Securities Trust 2017-GS7
1.12%, 08/10/2050
(m),(n)
28,778 1,640
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(e),(m),(n)
8,353 701
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(e)
2,500 2,167
GS Mortgage Securities Trust 2019-GC39
1.63%, 05/10/2052
(e),(m),(n)
16,430 1,853
3.00%, 05/10/2052
(e)
4,864 4,060
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(e),(m),(n)
4,941 424
1.16%, 07/10/2052
(e),(m),(n)
16,500 1,340
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(e),(m),(n)
13,000 911
2.80%, 09/01/2052
(e)
8,500 7,024
2.80%, 09/01/2052
(e)
3,500 2,567
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(e),(m),(n)
21,600 1,602
2.80%, 11/10/2052
(e)
5,000 3,838
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(e),(m),(n)
25,009 1,288
2.85%, 02/13/2053
(e),(m)
5,000 3,853
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
8,871 6,189
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 754 673
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(e),(m)
6,000 4,378
5.42%, 08/15/2046
(e),(m)
4,844 3,873
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(e),(m)
3,750 1,321
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(e),(m)
8,553 4,563
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(e)
9,191 6,633
5.20%, 11/15/2045
(e),(m)
5,250 4,799
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.82%, 02/15/2047
(m),(n)
43,649 940
4.81%, 02/15/2047
(e),(m)
7,850 3,862
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.68%, 04/15/2047
(e),(m)
1,359 1,185
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.00%, 08/15/2047
(m),(n)
37,813 1,067

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(e),(m)
$ 20,500 $ 15,385
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(e),(m),(n)
54,005 1,018
0.97%, 10/15/2048
(m),(n)
47,069 1,576
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.51%, 07/15/2048
(m),(n)
70,355 1,450
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(e),(m),(n)
42,377 849
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.14%, 07/15/2050
(m),(n)
19,766 1,011
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.40%, 09/15/2050
(e),(m)
14,734 12,708
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(m),(n)
34,269 2,588
2.01%, 03/10/2052
(e),(m),(n)
18,869 2,554
3.00%, 03/10/2052
(e)
7,000 5,604
3.00%, 03/10/2052
(e)
1,000 738
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(e),(m),(n)
8,500 1,047
LB Commercial Mortgage Trust 2007-C3
5.91%, 07/15/2044
(m)
239 236
5.91%, 07/15/2044
(m)
6,369 6,145
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 9,961 5,402
LB-UBS Commercial Mortgage Trust 2007-C6
6.26%, 07/15/2040
(m)
13,250 12,702
6.26%, 07/15/2040
(m)
8,841 7,500
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(m)
2,192 1,249
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(e),(m)
17,104 9,141
4.77%, 06/15/2047
(e),(m)
10,598 7,002
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.28%, 02/15/2048
(m),(n)
44,775 1,861
1.39%, 02/15/2048
(e),(m),(n)
41,500 2,125
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.88%, 03/15/2048
(m),(n)
30,490 886
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.57%, 05/15/2049
(m),(n)
41,085 2,557
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.31%, 11/15/2049
(e),(m),(n)
21,213 1,354
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.71%, 12/15/2049
(m),(n)
73,790 2,508
Morgan Stanley Capital I Trust 2011-C3
0.61%, 07/15/2049
(e),(m),(n)
13,247 29
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(e),(m),(n)
7,682 889
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(e),(m),(n)
4,693 521
3.00%, 06/15/2052
(e)
2,122 1,768
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(e),(m),(n)
15,090 1,268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(e),(m),(n)
$ 13,626 $ 1,196
2.50%, 02/15/2053
(e)
3,000 2,368
2.50%, 02/15/2053
(e)
2,250 1,578
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(m),(n)
17,960 858
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(e),(m),(n)
12,767 1,611
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(e),(m)
8,000 2,483
UBS Commercial Mortgage Trust 2019-C18
1.45%, 12/15/2052
(e),(m),(n)
11,574 1,239
2.50%, 12/15/2052
(e)
2,500 1,731
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(e),(m)
20,994 17,538
Wells Fargo Commercial Mortgage Trust 2010-C1
0.83%, 11/15/2043
(e),(m),(n)
6,114 —
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.04%, 12/15/2047
(m),(n)
71,160 2,402
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 530
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.93%, 09/15/2057
(m),(n)
15,855 589
Wells Fargo Commercial Mortgage Trust
2016-C34
2.10%, 06/15/2049
(m),(n)
34,408 2,573
Wells Fargo Commercial Mortgage Trust
2016-C35
1.93%, 07/15/2048
(m),(n)
37,745 3,082
Wells Fargo Commercial Mortgage Trust
2016-C36
4.18%, 11/15/2059
(m)
2,000 1,845
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.00%, 01/15/2059
(m)
4,254 3,850
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(m)
5,000 4,662
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(e),(m),(n)
20,343 1,875
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(e),(m),(n)
6,614 658
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(e),(m),(n)
8,022 903
3.00%, 05/15/2051
(e)
5,000 3,928
Wells Fargo Commercial Mortgage Trust
2018-C45
1.88%, 06/15/2051
(e),(m),(n)
2,647 324
3.00%, 06/15/2051
(e)
1,250 924
Wells Fargo Commercial Mortgage Trust
2018-C47
1.94%, 09/15/2061
(e),(m),(n)
14,133 1,787
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(e),(m),(n)
4,336 623
3.00%, 03/15/2052
(e)
2,500 1,775
Wells Fargo Commercial Mortgage Trust
2019-C50
2.01%, 05/15/2052
(e),(m),(n)
14,851 2,119

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
279
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2019-C53
1.44%, 10/15/2052
(e),(m),(n)
$ 8,777 $ 923
2.50%, 10/15/2052
(e)
3,000 2,474
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(e),(m),(n)
6,363 644
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(e),(m),(n)
14,583 1,538
2.50%, 02/15/2053
(e)
5,000 3,928
$ 666,356
Commercial Services - 0.59%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(e)
725 730
4.38%, 07/03/2029
(e)
965 974
AMN Healthcare Inc
4.00%, 04/15/2029
(e)
1,150 1,146
ASGN Inc
4.63%, 05/15/2028
(e)
5,825 5,990
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(e)
800 792
Loxam SAS
6.00%, 04/15/2025 EUR 500 539
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(e)
$ 2,450 2,407
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(e)
1,533 1,534
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(e)
7,125 7,610
Sotheby's
7.38%, 10/15/2027
(e),(h)
7,075 7,216
$ 28,938
Computers - 0.13%
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(e)
3,350 3,400
International Business Machines Corp
5.60%, 11/30/2039 800 1,121
Presidio Holdings Inc
4.88%, 02/01/2027
(e)
1,675 1,720
$ 6,241
Consumer Products - 0.01%
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031
(e)
400 405
Cosmetics & Personal Care - 0.12%
High Ridge Brands Co
0.00%, 03/15/2025
(d),(e)
15,607 312
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 750 912
Walnut Bidco PLC
9.13%, 08/01/2024
(e)
$ 4,700 4,806
$ 6,030
Distribution & Wholesale - 0.29%
IAA Inc
5.50%, 06/15/2027
(e)
4,364 4,588
Performance Food Group Inc
5.50%, 06/01/2024
(e)
400 402
5.50%, 10/15/2027
(e)
5,350 5,484
6.88%, 05/01/2025
(e)
3,375 3,569
$ 14,043
Diversified Financial Services - 2.80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,300 2,280
4.63%, 10/15/2027 900 892
6.50%, 07/15/2025 900 992
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aircastle Ltd
4.25%, 06/15/2026 $ 1,000 $ 940
Alliance Data Systems Corp
4.75%, 12/15/2024
(e)
8,750 8,116
7.00%, 01/15/2026
(e)
2,825 2,833
Ally Financial Inc
5.75%, 11/20/2025 2,115 2,404
8.00%, 11/01/2031 1,750 2,416
8.00%, 11/01/2031 700 955
Capital One Financial Corp
4.05%, 12/31/2049
(i)
12,000 10,850
3 Month USD LIBOR + 3.80%
4.20%, 10/29/2025 2,500 2,780
Charles Schwab Corp/The
7.00%, 12/31/2049
(i),(j)
4,198 4,376
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 12/31/2049
(i),(j)
4,600 4,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,700 1,764
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(e)
EUR 3,450 3,034
Curo Group Holdings Corp
8.25%, 09/01/2025
(e)
$ 2,000 1,655
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 1,600 2,069
Intrum AB
2.75%, 07/15/2022 EUR 170 197
Lincoln Financing SARL
3.63%, 04/01/2024
(e)
4,900 5,421
Mastercard Inc
3.35%, 03/26/2030 $ 2,000 2,320
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(e)
545 537
Muthoot Finance Ltd
4.40%, 09/02/2023
(e)
265 264
6.13%, 10/31/2022
(e)
535 551
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(e)
3,175 3,167
6.00%, 01/15/2027
(e)
5,300 5,300
NFP Corp
6.88%, 08/15/2028
(e)
19,050 18,478
OneMain Finance Corp
6.63%, 01/15/2028 8,125 8,886
6.88%, 03/15/2025 1,795 1,974
7.13%, 03/15/2026 2,400 2,661
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(e)
5,375 5,332
Power Finance Corp Ltd
4.50%, 06/18/2029 5,550 5,676
Quicken Loans LLC
5.25%, 01/15/2028
(e)
5,715 5,974
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.88%, 03/01/2031
(e)
3,000 2,951
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(e)
BRL 22,331 4,417
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(e)
$ 4,650 3,683
Vertex Capital Investment Ltd
4.75%, 04/03/2024 3,600 3,827
Visa Inc
3.15%, 12/14/2025 2,000 2,225
$ 136,868

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
280
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1.53%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(e)
$ 840 $ 962
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(e)
8,023 7,927
Bi Hai Co Ltd
6.25%, 03/05/2022 2,800 2,822
Cometa Energia SA de CV
6.38%, 04/24/2035 2,998 3,317
Dominion Energy Inc
4.65%, 12/31/2099
(i),(j)
15,974 16,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,128
4.88%, 12/31/2099
(i),(j)
6,850 7,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 1,700 2,026
Emera US Finance LP
4.75%, 06/15/2046 $ 800 967
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031
(e)
630 643
Enel Chile SA
4.88%, 06/12/2028 2,000 2,335
Enel SpA
8.75%, 09/24/2073
(e),(j)
2,500 2,888
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 31,500 1,916
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,677
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,353
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051
(e)
800 752
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,370
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(e)
939 1,075
Minejesa Capital BV
4.63%, 08/10/2030
(e)
400 411
4.63%, 08/10/2030 600 616
5.63%, 08/10/2037 200 207
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(e)
1,750 1,782
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(j)
500 545
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.37%, 12/31/2049
(i),(j)
EUR 300 359
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(e)
$ 1,750 1,833
Pampa Energia SA
7.50%, 01/24/2027
(e)
1,800 1,251
7.50%, 01/24/2027 3,000 2,085
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 622
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 1,800 1,906
4.00%, 01/15/2051
(j)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The   (continued)
5.50%, 03/15/2057
(j)
$ 2,500 $ 2,571
3 Month USD LIBOR + 3.63%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,814 1,999
Vistra Operations Co LLC
5.50%, 09/01/2026
(e)
890 921
$ 74,895
Electrical Components & Equipment - 0.06%
Belden Inc
2.88%, 09/15/2025 EUR 500 566
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 655
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
$ 1,700 1,832
$ 3,053
Energy - Alternate Sources - 0.13%
Azure Power Energy Ltd
5.50%, 11/03/2022 551 563
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(e)
600 630
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(e)
3,975 4,194
Greenko Solar Mauritius Ltd
5.55%, 01/29/2025 900 923
$ 6,310
Engineering & Construction - 0.24%
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(e)
5,850 5,894
8.00%, 09/18/2027
(e)
1,100 1,117
KBR Inc
4.75%, 09/30/2028
(e)
2,750 2,785
Mexico City Airport Trust
5.50%, 07/31/2047
(e)
755 651
Tutor Perini Corp
6.88%, 05/01/2025
(e),(h)
1,240 1,181
$ 11,628
Entertainment - 0.80%
Caesars Entertainment Inc
8.13%, 07/01/2027
(e)
425 444
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(e)
8,004 7,601
5.75%, 07/01/2025
(e)
2,625 2,692
Cinemark USA Inc
4.88%, 06/01/2023 6,575 5,512
8.75%, 05/01/2025
(e)
2,700 2,788
International Game Technology PLC
6.50%, 02/15/2025
(e)
2,365 2,531
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(e)
1,315 1,236
Live Nation Entertainment Inc
4.75%, 10/15/2027
(e)
1,000 919
5.63%, 03/15/2026
(e)
1,550 1,480
6.50%, 05/15/2027
(e)
6,000 6,420
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,388
Sisal Group SpA
7.00%, 07/31/2023 EUR 344 390
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(e)
$ 4,875 4,631
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(e)
1,200 1,269
$ 39,301

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
281
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.35%
Covanta Holding Corp
5.00%, 09/01/2030 $ 3,125 $ 3,180
5.88%, 07/01/2025 2,300 2,378
6.00%, 01/01/2027 6,750 7,030
GFL Environmental Inc
5.13%, 12/15/2026
(e)
875 919
7.00%, 06/01/2026
(e)
2,544 2,652
8.50%, 05/01/2027
(e)
690 752
$ 16,911
Food - 0.54%
BRF SA
4.88%, 01/24/2030
(e)
600 601
5.75%, 09/21/2050
(e)
580 552
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,700 1,613
Grupo Bimbo SAB de CV
5.95%, 12/31/2099
(e),(i),(j)
$ 1,290 1,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 1,126 1,134
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 1,959
MARB BondCo PLC
6.88%, 01/19/2025
(e)
1,850 1,912
Mondelez International Inc
2.13%, 04/13/2023 1,300 1,347
Nestle Holdings Inc
4.00%, 09/24/2048
(e)
1,600 2,058
Post Holdings Inc
5.00%, 08/15/2026
(e)
4,460 4,625
Simmons Foods Inc
5.75%, 11/01/2024
(e)
3,670 3,629
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025
(e)
550 543
US Foods Inc
5.88%, 06/15/2024
(e)
5,018 4,999
$ 26,345
Food Service - 0.18%
Aramark Services Inc
5.00%, 02/01/2028
(e)
5,585 5,635
6.38%, 05/01/2025
(e)
3,220 3,377
$ 9,012
Forest Products & Paper - 0.11%
Suzano Austria GmbH
5.00%, 01/15/2030 5,000 5,480
Gas - 0.16%
ENN Energy Holdings Ltd
2.63%, 09/17/2030
(e)
1,000 1,007
NiSource Inc
5.65%, 12/31/2049
(i),(j)
7,000 7,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
$ 8,007
Hand & Machine Tools - 0.21%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(e)
4,885 4,512
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
5,566 5,813
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 10,325
Healthcare - Products - 0.02%
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 900 1,128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 2.97%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
$ 2,525 $ 2,602
5.50%, 07/01/2028
(e)
2,050 2,132
Anthem Inc
3.65%, 12/01/2027 1,700 1,922
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(e)
1,000 1,004
DaVita Inc
3.75%, 02/15/2031
(e)
2,000 1,922
Encompass Health Corp
4.50%, 02/01/2028 3,200 3,277
5.75%, 09/15/2025 1,550 1,600
Envision Healthcare Corp
8.75%, 10/15/2026
(e)
15,900 7,473
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 1,200 1,427
IQVIA Inc
3.25%, 03/15/2025 700 817
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(e)
$ 2,375 2,351
MEDNAX Inc
6.25%, 01/15/2027
(e)
2,000 2,064
One Call Corp
8.25%, PIK 11.50%, 07/01/2024
(e),(m),(o)
77,900 77,900
Radiology Partners Inc
9.25%, 02/01/2028
(e)
6,275 6,689
Surgery Center Holdings Inc
6.75%, 07/01/2025
(e)
4,758 4,687
10.00%, 04/15/2027
(e)
9,637 10,287
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,695
4.63%, 09/01/2024
(e)
2,550 2,611
5.13%, 05/01/2025 4,650 4,602
5.13%, 11/01/2027
(e)
200 206
6.13%, 10/01/2028
(e)
1,210 1,174
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 2,012
West Street Merger Sub Inc
6.38%, 09/01/2025
(e)
3,600 3,654
$ 145,108
Holding Companies - Diversified - 0.09%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,100 2,515
ProGroup AG
3.00%, 03/31/2026 1,550 1,773
$ 4,288
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(e)
$ 1,755 1,856
Insurance - 3.41%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(e)
16,532 16,561
8.13%, 02/15/2024
(e)
4,110 4,298
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,538
Allstate Corp/The
6.50%, 05/15/2067
(j)
7,232 9,438
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(j)
1,350 1,519
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(j)
3,850 5,464
3 Month USD LIBOR + 4.20%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
$ 9,500 $ 10,712
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,112
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
7.00%, 08/15/2025
(e)
12,303 12,641
AXA SA
6.38%, 12/31/2049
(e),(i),(j)
3,000 4,095
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,542
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(i),(j)
EUR 1,500 1,938
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(j)
$ 2,700 2,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(j)
2,000 2,323
3 Month USD LIBOR + 4.92%
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(i),(j)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
Liberty Mutual Group Inc
3.95%, 10/15/2050
(e)
1,500 1,661
7.80%, 03/07/2087
(e)
7,361 9,030
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(e)
946 1,448
Lincoln National Corp
2.26%, 04/20/2067 5,584 3,825
3 Month USD LIBOR + 2.04%
2.64%, 05/17/2066 600 426
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(j)
3,200 3,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,600 2,029
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(e)
$ 1,300 1,326
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(e),(j)
1,850 2,113
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 12/31/2049
(i),(j)
5,900 5,917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(e)
8,000 11,539
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,469
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(e),(j)
7,500 8,025
3 Month USD LIBOR + 5.90%
Nippon Life Insurance Co
5.10%, 10/16/2044
(e),(j)
5,000 5,588
USD Swap Rate NY 5 Year + 3.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
5.88%, 09/15/2042 $ 2,879 $ 3,046
3 Month USD LIBOR + 8.35%
QBE Insurance Group Ltd
6.75%, 12/02/2044
(j)
6,000 6,685
USD Swap Semi-Annual 10 Year + 4.30%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(j)
EUR 800 943
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(e),(j)
$ 6,985 7,841
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(e),(j)
1,200 1,377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 200 242
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
5.65%, 05/15/2053
(j)
$ 3,300 3,403
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(i),(j)
1,500 1,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 167,077
Internet - 0.52%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 2,232
Alphabet Inc
2.00%, 08/15/2026 2,200 2,347
Baidu Inc
2.38%, 10/09/2030 2,350 2,375
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,331
Cablevision Lightpath LLC
3.88%, 09/15/2027
(e)
725 720
5.63%, 09/15/2028
(e)
2,575 2,601
JD.com Inc
4.13%, 01/14/2050 1,000 1,073
Meituan
3.05%, 10/28/2030
(e)
400 401
Netflix Inc
3.63%, 05/15/2027 EUR 500 628
4.38%, 11/15/2026 $ 1,885 2,046
Prosus NV
4.03%, 08/03/2050
(e)
500 510
Tencent Holdings Ltd
2.39%, 06/03/2030
(e)
1,455 1,473
3.98%, 04/11/2029
(e)
3,100 3,491
3.98%, 04/11/2029 2,000 2,252
Uber Technologies Inc
8.00%, 11/01/2026
(e)
1,500 1,581
Weibo Corp
3.38%, 07/08/2030 520 522
$ 25,583
Investment Companies - 0.02%
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(i),(j)
600 609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
MDGH - GMTN BV
3.70%, 11/07/2049 400 439
$ 1,048

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
283
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 2.35%
Allegheny Technologies Inc
5.88%, 12/01/2027
(h)
$ 3,380 $ 3,181
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(e)
18,230 19,096
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(e)
4,600 4,738
CSN Islands XI Corp
6.75%, 01/28/2028
(e)
5,460 5,370
GTL Trade Finance Inc
7.25%, 04/16/2044
(h)
1,800 2,342
JSW Steel Ltd
5.25%, 04/13/2022 2,850 2,893
Material Sciences Corp
0.00%, PIK 9.75%, 01/09/2024
(d),(f),(g),(m),(o),(p)
22,309 22,309
Metinvest BV
5.63%, 06/17/2025
(e)
EUR 4,950 5,387
7.65%, 10/01/2027
(e)
$ 3,000 2,915
7.75%, 04/23/2023 200 204
Samarco Mineracao SA
0.00%, 11/01/2022
(d),(e)
2,300 1,107
Specialty Steel
10.68%, 11/15/2022
(f),(g),(m),(p)
41,564 41,564
Vale Overseas Ltd
6.88%, 11/21/2036 565 759
6.88%, 11/10/2039 675 926
Vale SA
3.75%, 01/10/2023 EUR 1,600 1,971
$ 114,762
Lodging - 0.68%
Boyd Gaming Corp
4.75%, 12/01/2027 $ 2,975 2,893
6.00%, 08/15/2026 3,675 3,766
Gohl Capital Ltd
4.25%, 01/24/2027 4,000 3,938
Melco Resorts Finance Ltd
4.88%, 06/06/2025 4,500 4,522
Station Casinos LLC
5.00%, 10/01/2025
(e)
12,023 11,963
Studio City Finance Ltd
7.25%, 02/11/2024 4,500 4,626
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(e)
1,840 1,711
$ 33,419
Machinery - Diversified - 0.37%
JPW Industries Holding Corp
9.00%, 10/01/2024
(e)
12,610 11,601
Mueller Water Products Inc
5.50%, 06/15/2026
(e)
1,175 1,214
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(e)
5,440 5,426
$ 18,241
Media - 2.08%
Altice Finco SA
4.75%, 01/15/2028 EUR 300 314
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,040
5.00%, 04/01/2024 3,125 3,140
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
2,175 2,260
4.50%, 05/01/2032
(e)
2,175 2,248
5.38%, 06/01/2029
(e)
4,350 4,709
5.50%, 05/01/2026
(e)
2,105 2,189
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 487
4.46%, 07/23/2022 1,450 1,537
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
4.15%, 10/15/2028 $ 2,000 $ 2,379
4.70%, 10/15/2048 325 434
CSC Holdings LLC
4.63%, 12/01/2030
(e)
8,741 8,741
5.75%, 01/15/2030
(e)
3,350 3,581
7.50%, 04/01/2028
(e)
1,650 1,807
Diamond Sports Group LLC / Diamond Sports
Finance Co
6.63%, 08/15/2027
(e),(h)
11,850 4,730
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,574
7.75%, 07/01/2026 610 647
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,572
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(e)
1,914 1,993
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(e)
4,810 4,864
5.63%, 07/15/2027
(e)
6,350 6,620
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,144
SportsNet New York
10.25%, 01/15/2025
(f),(g),(p)
$ 20,090 19,889
UPC Holding BV
3.88%, 06/15/2029 EUR 1,100 1,236
Urban One Inc
7.38%, 04/15/2022
(e)
$ 2,960 2,753
Virgin Media Finance PLC
5.00%, 07/15/2030
(e)
4,500 4,477
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(e)
1,350 1,404
VTR Finance NV
6.38%, 07/15/2028
(e)
575 614
Ziggo Bond Co BV
6.00%, 01/15/2027
(e)
4,900 5,083
Ziggo BV
5.50%, 01/15/2027
(e)
7,025 7,288
$ 101,754
Metal Fabrication & Hardware - 0.09%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(e)
3,600 3,761
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 850
$ 4,611
Mining - 1.30%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 750 795
Arconic Corp
6.13%, 02/15/2028
(e)
7,475 7,876
Century Aluminum Co
12.00%, 07/01/2025
(e)
9,090 9,522
Constellium SE
5.63%, 06/15/2028
(e)
850 886
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 783
First Quantum Minerals Ltd
6.88%, 03/01/2026
(e)
425 422
6.88%, 10/15/2027
(e)
775 773
Fresnillo PLC
4.25%, 10/02/2050
(e)
375 382
Hudbay Minerals Inc
7.63%, 01/15/2025
(e)
955 990
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(e)
2,950 3,193

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
284
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Industrias Penoles SAB de CV
4.15%, 09/12/2029 $ 2,800 $ 3,066
4.75%, 08/06/2050
(e)
895 941
Kaiser Aluminum Corp
6.50%, 05/01/2025
(e)
1,700 1,802
Newmont Corp
4.88%, 03/15/2042 1,750 2,311
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(e)
19,888 199
Novelis Corp
4.75%, 01/30/2030
(e)
5,839 5,921
5.88%, 09/30/2026
(e)
700 722
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,505
Real Alloy Holding Inc
0.00%, PIK 11.00%, 11/30/2023
(d),(f),(g),(m),(o),(p)
19,795 19,795
Rusal Capital DAC
5.13%, 02/02/2022 1,600 1,614
$ 63,498
Miscellaneous Manufacturers - 0.03%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,219
Oil & Gas - 3.57%
Apache Corp
4.25%, 01/15/2044 500 424
4.88%, 11/15/2027 1,975 1,854
BP Capital Markets America Inc
3.00%, 02/24/2050 1,500 1,407
Cenovus Energy Inc
5.38%, 07/15/2025 5,465 5,762
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 2,500 2,657
CNOOC Petroleum North America ULC
5.88%, 03/10/2035 500 693
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,913
Ecopetrol SA
6.88%, 04/29/2030 575 691
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(e)
1,925 1,997
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(e)
4,270 3,149
Exxon Mobil Corp
4.23%, 03/19/2040 1,000 1,199
Gazprom PJSC via Gaz Finance PLC
4.60%, 12/31/2049
(e),(i),(j)
4,000 3,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.00%
Gran Tierra Energy Inc
7.75%, 05/23/2027
(e)
635 203
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,595
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,130 6,314
KazMunayGas National Co JSC
3.50%, 04/14/2033
(e),(h)
290 299
Kosmos Energy Ltd
7.13%, 04/04/2026
(e)
500 415
Leviathan Bond Ltd
6.50%, 06/30/2027
(e)
6,000 6,180
6.75%, 06/30/2030
(e)
1,070 1,098
Medco Bell Pte Ltd
6.38%, 01/30/2027
(e)
1,190 1,048
MEG Energy Corp
6.50%, 01/15/2025
(e)
1,050 1,021
7.13%, 02/01/2027
(e)
7,375 6,636
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(e)
$ 700 $ 348
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 4,000 4,457
Occidental Petroleum Corp
2.70%, 08/15/2022 $ 9,610 8,887
2.90%, 08/15/2024 2,925 2,435
3.00%, 02/15/2027 3,750 2,831
3.20%, 08/15/2026 3,056 2,361
3.40%, 04/15/2026 7,956 6,223
3.50%, 08/15/2029 1,800 1,299
5.55%, 03/15/2026 400 348
6.45%, 09/15/2036 2,500 2,025
6.63%, 09/01/2030 1,975 1,731
8.88%, 07/15/2030 3,470 3,396
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 3,062 2,817
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 3,801 3,440
Oil India Ltd
5.13%, 02/04/2029 2,200 2,376
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(e)
700 745
PDC Energy Inc
5.75%, 05/15/2026 8,350 7,870
Pertamina Persero PT
4.15%, 02/25/2060 300 296
5.63%, 05/20/2043
(e)
1,190 1,392
Petroamazonas EP
4.63%, 12/06/2021
(e)
1,607 1,450
Petrobras Global Finance BV
5.09%, 01/15/2030 5,300 5,550
6.75%, 06/03/2050 785 861
7.25%, 03/17/2044 1,500 1,745
Petroleos de Venezuela SA
0.00%, 10/27/2020
(d)
1,028 257
0.00%, 11/17/2021
(d)
17,250 587
0.00%, 05/16/2024
(d)
38,002 1,368
0.00%, 11/15/2026
(d)
12,045 410
0.00%, 04/12/2027
(d)
425 14
0.00%, 05/17/2035
(d)
536 18
0.00%, 04/12/2037
(d)
12,840 437
Petroleos Mexicanos
5.95%, 01/28/2031 220 184
6.84%, 01/23/2030 6,150 5,498
6.88%, 08/04/2026 1,490 1,430
6.95%, 01/28/2060 5,950 4,653
7.19%, 09/12/2024 MXN 46,500 1,906
7.69%, 01/23/2050 $ 1,980 1,645
9.50%, 09/15/2027 1,204 1,260
Petron Corp
4.60%, 12/31/2049
(i),(j)
750 705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 1,200 1,320
Repsol International Finance BV
4.50%, 03/25/2075
(j)
EUR 300 361
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(d),(f),(g)
$ 3,450 —
Saudi Arabian Oil Co
4.38%, 04/16/2049
(e)
1,500 1,766
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(e)
890 892
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,065

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
285
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 $ 3,020 $ 3,043
5.50%, 02/15/2026 4,845 4,854
5.88%, 03/15/2028 450 467
6.00%, 04/15/2027 4,450 4,600
Tecpetrol SA
4.88%, 12/12/2022 800 748
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(e)
1,170 1,184
TOTAL SE
2.63%, 12/31/2049
(i),(j)
EUR 2,000 2,395
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(e),(h)
$ 11,380 3,755
Tullow Oil PLC
7.00%, 03/01/2025 8,000 4,180
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,832
Valero Energy Corp
6.63%, 06/15/2037 900 1,059
W&T Offshore Inc
9.75%, 11/01/2023
(e)
2,500 1,625
WPX Energy Inc
5.25%, 10/15/2027 2,800 2,808
5.75%, 06/01/2026 450 462
YPF SA
8.50%, 03/23/2025 760 486
$ 174,706
Oil & Gas Services - 0.02%
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,170
Packaging & Containers - 0.99%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(e)
1,161 1,200
Ball Corp
4.38%, 12/15/2023 EUR 800 1,017
Berry Global Inc
4.50%, 02/15/2026
(e)
$ 2,575 2,610
4.88%, 07/15/2026
(e)
2,400 2,510
5.63%, 07/15/2027
(e)
3,800 3,975
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 337
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,659
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 368
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(e)
$ 3,060 3,114
Klabin Austria GmbH
7.00%, 04/03/2049 250 286
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 702
4.13%, 02/01/2028 $ 625 649
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 1,700 1,964
Trident TPI Holdings Inc
6.63%, 11/01/2025
(e)
$ 11,936 11,847
9.25%, 08/01/2024
(e)
8,420 8,862
Trivium Packaging Finance BV
5.50%, 08/15/2026
(e)
7,100 7,437
$ 48,537
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.53%
AbbVie Inc
3.85%, 06/15/2024
(e)
$ 1,800 $ 1,972
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,373
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
2,080 2,274
Bausch Health Cos Inc
5.00%, 01/30/2028
(e)
1,800 1,779
5.25%, 01/30/2030
(e)
2,875 2,839
7.00%, 01/15/2028
(e)
3,450 3,649
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 2,400 2,975
Bristol-Myers Squibb Co
4.63%, 05/15/2044 $ 1,700 2,227
CVS Health Corp
5.05%, 03/25/2048 1,000 1,268
Eli Lilly and Co
1.70%, 11/01/2049 EUR 425 567
Mylan NV
3.95%, 06/15/2026 $ 1,775 1,998
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 888
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 $ 540 512
3.15%, 10/01/2026 1,100 968
7.13%, 01/31/2025 790 819
$ 26,108
Pipelines - 1.51%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,240 6,771
5.75%, 03/01/2027
(e)
650 585
5.75%, 01/15/2028
(e)
1,550 1,379
Buckeye Partners LP
4.13%, 03/01/2025
(e)
1,775 1,682
4.50%, 03/01/2028
(e)
4,100 3,895
Enbridge Inc
6.25%, 03/01/2078
(j)
5,600 5,603
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(j)
11,000 10,388
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
6.50%, 07/01/2027
(e)
1,800 1,888
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(e),(l)
650 648
2.63%, 03/31/2036
(e),(l)
650 648
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(e),(h)
2,550 2,628
Harvest Midstream I LP
7.50%, 09/01/2028
(e)
4,520 4,486
Hess Midstream Operations LP
5.63%, 02/15/2026
(e)
3,810 3,810
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(e)
4,825 4,572
New Fortress Energy Inc
6.75%, 09/15/2025
(e)
4,300 4,434
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,358
6.38%, 10/01/2030 1,925 1,937
Peru LNG Srl
5.38%, 03/22/2030 540 413
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(e)
1,900 1,786
4.95%, 07/15/2029
(e)
325 317

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031
(e)
$ 2,725 $ 2,659
5.50%, 03/01/2030
(e)
5,750 5,780
Transcanada Trust
5.87%, 08/15/2076
(j)
4,230 4,495
3 Month USD LIBOR + 4.64%
Williams Cos Inc/The
3.60%, 03/15/2022 1,000 1,034
6.30%, 04/15/2040 700 848
$ 74,044
Real Estate - 0.62%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(e)
3,284 3,053
China Evergrande Group
9.50%, 04/11/2022 3,850 3,284
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 4,950 5,175
8.00%, 01/27/2024 1,600 1,726
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 1,229
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 6,100 6,225
MAF Global Securities Ltd
6.37%, 12/31/2049
(i),(j)
5,610 5,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 1,035
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,470
Yuzhou Group Holdings Co Ltd
8.50%, 02/04/2023 1,519 1,596
$ 30,346
REITs - 0.56%
CoreCivic Inc
4.63%, 05/01/2023 8,000 7,320
ESH Hospitality Inc
5.25%, 05/01/2025
(e)
7,640 7,640
Iron Mountain Inc
5.25%, 03/15/2028
(e)
2,165 2,219
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.75%, 02/01/2027 2,300 2,482
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 1,550 1,432
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(e)
3,100 3,108
4.13%, 08/15/2030
(e)
1,300 1,316
Welltower Inc
4.00%, 06/01/2025 1,800 2,026
$ 27,543
Retail - 0.73%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(e)
2,500 2,484
4.38%, 01/15/2028
(e)
5,500 5,569
Dollar Tree Inc
4.20%, 05/15/2028 1,700 1,988
IRB Holding Corp
7.00%, 06/15/2025
(e)
4,475 4,769
L Brands Inc
6.75%, 07/01/2036 1,095 1,106
Lowe's Cos Inc
3.00%, 10/15/2050 750 768
QVC Inc
4.38%, 09/01/2028 2,500 2,502
Staples Inc
10.75%, 04/15/2027
(e)
1,700 1,351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Vivo Energy Investments BV
5.13%, 09/24/2027
(e)
$ 2,800 $ 2,907
Walmart Inc
5.63%, 03/27/2034 GBP 500 1,010
White Cap Buyer LLC
6.88%, 10/15/2028
(e)
$ 6,327 6,486
Yum! Brands Inc
3.63%, 03/15/2031 1,850 1,815
7.75%, 04/01/2025
(e)
2,900 3,186
$ 35,941
Semiconductors - 0.08%
Micron Technology Inc
2.50%, 04/24/2023 2,000 2,081
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
1,500 1,594
$ 3,675
Software - 0.96%
ACI Worldwide Inc
5.75%, 08/15/2026
(e)
3,025 3,191
Ascend Learning LLC
6.88%, 08/01/2025
(e)
9,873 10,033
6.88%, 08/01/2025
(e)
725 748
Black Knight InfoServ LLC
3.63%, 09/01/2028
(e)
2,700 2,734
Camelot Finance SA
4.50%, 11/01/2026
(e)
2,800 2,912
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(e)
11,944 11,939
Microsoft Corp
3.13%, 12/06/2028 EUR 1,550 2,290
Open Text Corp
3.88%, 02/15/2028
(e)
$ 1,300 1,320
Oracle Corp
4.13%, 05/15/2045 1,400 1,644
SS&C Technologies Inc
5.50%, 09/30/2027
(e)
9,750 10,363
$ 47,174
Sovereign - 5.64%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,600 6,550
Abu Dhabi Government International Bond
2.70%, 09/02/2070
(e)
775 708
3.13%, 10/11/2027
(e)
500 556
3.13%, 10/11/2027 600 667
3.13%, 09/30/2049
(e)
1,500 1,580
Angolan Government International Bond
8.00%, 11/26/2029
(e)
3,700 2,844
8.00%, 11/26/2029 1,750 1,345
9.38%, 05/08/2048
(e)
1,350 1,031
9.50%, 11/12/2025 1,620 1,385
Argentina Bonar Bonds
0.12%, 07/09/2030
(m)
1,415 502
1.00%, 07/09/2029 105 41
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(m)
4,643 1,704
0.12%, 07/09/2035
(m)
7,320 2,394
0.12%, 01/09/2038
(m)
1,795 670
1.00%, 07/09/2029 654 268
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 5,410 1,056
10.00%, 01/01/2031 15,074 2,996
Colombia Government International Bond
4.00%, 02/26/2024 $ 770 820
5.63%, 02/26/2044 1,100 1,363
6.13%, 01/18/2041 1,050 1,355

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
287
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombian TES
6.00%, 04/28/2028 COP 3,652,400 $ 985
6.25%, 11/26/2025 5,703,900 1,605
7.25%, 10/18/2034 4,514,600 1,253
Dominican Republic International Bond
5.88%, 01/30/2060
(e)
$ 1,200 1,146
5.88%, 01/30/2060 300 286
5.95%, 01/25/2027 6,250 6,813
6.40%, 06/05/2049
(e)
4,500 4,568
6.50%, 02/15/2048 1,400 1,438
6.88%, 01/29/2026
(e)
200 226
Egypt Government International Bond
6.38%, 04/11/2031 EUR 7,150 7,957
7.50%, 01/31/2027
(e)
$ 950 1,007
8.88%, 05/29/2050
(e)
1,930 1,948
8.88%, 05/29/2050 750 757
El Salvador Government International Bond
7.65%, 06/15/2035 3,100 2,452
8.25%, 04/10/2032 3,000 2,465
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,367
Export-Import Bank of Korea
6.20%, 08/07/2021
(e)
INR 99,100 1,344
8.00%, 05/15/2024
(e)
IDR 25,800,000 1,889
Finance Department Government of Sharjah
4.00%, 07/28/2050
(e)
$ 1,000 995
Gabon Government International Bond
6.38%, 12/12/2024
(e)
740 704
6.95%, 06/16/2025 5,178 4,881
Ghana Government International Bond
6.38%, 02/11/2027 7,200 6,690
7.88%, 03/26/2027
(e)
870 844
8.13%, 03/26/2032 2,000 1,837
8.95%, 03/26/2051
(e)
650 583
Guatemala Government Bond
6.13%, 06/01/2050 900 1,109
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,963
Indonesia Government International Bond
3.50%, 01/11/2028 480 524
4.35%, 01/08/2027
(e)
500 572
4.45%, 04/15/2070 400 472
4.63%, 04/15/2043
(e)
990 1,157
4.75%, 07/18/2047
(e)
425 520
4.75%, 07/18/2047 400 489
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 91,935,000 6,465
7.50%, 08/15/2032 17,835,000 1,246
8.38%, 03/15/2034 53,405,000 3,962
Israel Government International Bond
4.50%, 01/30/2043 $ 3,050 3,955
Ivory Coast Government International Bond
5.75%, 12/31/2032
(m)
7,470 7,293
6.88%, 10/17/2040
(e)
EUR 650 737
Kenya Government International Bond
7.00%, 05/22/2027
(e)
$ 3,217 3,342
8.00%, 05/22/2032 4,409 4,626
8.25%, 02/28/2048 2,000 2,042
Malaysia Government Bond
3.76%, 05/22/2040 MYR 3,047 762
3.83%, 07/05/2034 5,973 1,550
Mexican Bonos
7.50%, 06/03/2027 MXN 20,398 1,058
7.75%, 05/29/2031 61,540 3,231
8.00%, 11/07/2047 35,232 1,808
8.50%, 05/31/2029 50,258 2,764
10.00%, 11/20/2036 34,490 2,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
4.60%, 01/23/2046 $ 755 $ 821
4.75%, 04/27/2032 1,000 1,144
4.75%, 03/08/2044 2,350 2,597
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,464
Mozambique International Bond
5.00%, 09/15/2031
(e),(m)
6,450 5,349
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 2,134
Oman Government International Bond
6.75%, 01/17/2048 1,600 1,307
7.38%, 10/28/2032
(e)
1,095 1,047
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,102
Panama Government International Bond
2.25%, 09/29/2032 1,415 1,439
3.87%, 07/23/2060 800 901
Peru Government Bond
6.15%, 08/12/2032 PEN 24,200 7,714
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 $ 1,150 1,312
Peruvian Government International Bond
2.39%, 01/23/2026 1,230 1,293
5.63%, 11/18/2050 1,200 1,917
6.35%, 08/12/2028
(e)
PEN 4,689 1,584
6.95%, 08/12/2031
(e)
4,382 1,495
Qatar Government International Bond
3.40%, 04/16/2025
(e)
$ 745 817
3.75%, 04/16/2030
(e)
1,100 1,277
4.40%, 04/16/2050
(e)
125 159
4.82%, 03/14/2049 700 932
Republic of Belarus International Bond
6.88%, 02/28/2023 2,680 2,647
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(e)
4,675 4,431
Republic of Poland Government Bond
1.25%, 10/25/2030 PLN 11,768 2,987
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 3,500 3,947
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 83,940 4,743
Romania Government Bond
5.00%, 02/12/2029 RON 6,085 1,639
Romanian Government International Bond
2.00%, 01/28/2032
(e)
EUR 5,750 6,696
3.62%, 05/26/2030
(e)
1,135 1,515
5.13%, 06/15/2048 $ 2,500 3,011
Russian Federal Bond - OFZ
6.90%, 05/23/2029 RUB 166,555 2,228
7.07%, 01/19/2028 722,226 9,764
7.10%, 10/16/2024 211,788 2,846
7.40%, 12/07/2022 122,298 1,626
7.65%, 04/10/2030 91,758 1,284
7.70%, 03/23/2033 174,167 2,444
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 4,200 4,795
4.50%, 04/04/2022 200 210
4.75%, 05/27/2026 800 914
5.25%, 06/23/2047 400 525
Saudi Government International Bond
3.25%, 10/26/2026
(e)
1,200 1,308
3.25%, 10/22/2030
(e)
1,290 1,406
4.50%, 10/26/2046 3,000 3,554
Senegal Government International Bond
4.75%, 03/13/2028 EUR 5,600 6,445

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Serbia International Bond
3.13%, 05/15/2027
(e)
EUR 560 $ 709
Sharjah Sukuk Program Ltd
3.23%, 10/23/2029 $ 1,000 1,040
Sri Lanka Government International Bond
7.55%, 03/28/2030 2,000 1,060
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(h)
1,700 1,776
Turkey Government International Bond
5.25%, 03/13/2030 1,050 913
5.75%, 05/11/2047 845 654
6.38%, 10/14/2025 650 635
Ukraine Government Bond
17.00%, 05/11/2022 UAH 101,000 3,816
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(m)
$ 1,935 1,671
4.38%, 01/27/2030
(e)
EUR 6,205 6,020
7.75%, 09/01/2024 $ 2,050 2,119
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 1,240 1,273
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 1,437
0.00%, 09/15/2027
(d)
6,190 566
0.00%, 08/05/2031
(d)
3,425 313
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,561
$ 275,982
Supranational Bank - 0.33%
African Export-Import Bank/The
3.99%, 09/21/2029
(e)
6,185 6,371
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(e)
1,200 1,260
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 7,269 7,413
5.38%, 03/14/2022 1,140 1,156
$ 16,200
Telecommunications - 3.11%
Altice France SA/France
7.38%, 05/01/2026
(e)
5,250 5,479
America Movil SAB de CV
3.63%, 04/22/2029 2,000 2,257
AT&T Inc
2.45%, 03/15/2035 EUR 500 664
3.50%, 09/15/2053
(e)
$ 400 382
4.38%, 09/14/2029 GBP 1,250 1,959
7.00%, 04/30/2040 200 419
Axtel SAB de CV
6.38%, 11/14/2024
(h)
$ 9,400 9,785
6.38%, 11/14/2024
(e)
400 416
Bell Canada
3.60%, 09/29/2027 CAD 1,000 842
C&W Senior Financing DAC
6.88%, 09/15/2027
(e)
$ 8,315 8,756
CommScope Inc
6.00%, 03/01/2026
(e)
6,350 6,588
8.25%, 03/01/2027
(e)
2,050 2,122
CommScope Technologies LLC
5.00%, 03/15/2027
(e)
1,650 1,540
6.00%, 06/15/2025
(e)
6,968 6,908
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024
(e)
790 808
6.88%, 02/06/2024 6,950 7,107
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(e)
5,185 5,222
Consolidated Communications Inc
6.50%, 10/01/2028
(e)
2,725 2,800
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel Group 0.5 Ltd
8.00%, PIK 2.00%, 04/01/2024
(m),(o)
$ 1,799 $ 1,367
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(e)
450 449
8.75%, 05/25/2024
(e)
1,000 999
8.75%, 05/25/2024 5,175 5,169
Digicel Ltd
6.75%, 03/01/2023
(e)
1,900 1,176
Embarq Corp
8.00%, 06/01/2036 755 885
GTT Communications Inc
7.88%, 12/31/2024
(e)
27,763 13,881
Kenbourne Invest SA
6.88%, 11/26/2024
(e)
800 835
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,200 1,878
7.00%, 03/28/2073
(e),(j)
$ 400 419
USD Swap Semi-Annual 10 Year + 5.21%
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,090 7,271
Nokia Oyj
2.00%, 03/15/2024 EUR 400 476
Oi SA
8.00%, PIK 4.00%, 07/27/2025
(m),(o)
$ 730 714
Oztel Holdings SPC Ltd
5.63%, 10/24/2023
(e)
620 618
QualityTech LP / QTS Finance Corp
3.88%, 10/01/2028
(e)
925 927
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,691
Sprint Corp
7.13%, 06/15/2024 4,100 4,716
Switch Ltd
3.75%, 09/15/2028
(e)
1,750 1,752
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(e)
1,815 1,964
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027
(e)
700 745
Telefonica Europe BV
2.88%, 12/31/2049
(i),(j)
EUR 500 551
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
3.75%, 12/31/2049
(i),(j)
1,000 1,179
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
5.13%, 04/15/2025 $ 1,575 1,614
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,157
6.88%, 02/28/2025
(e)
600 611
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,450
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 779
4.86%, 08/21/2046 $ 800 1,063
ViaSat Inc
5.63%, 09/15/2025
(e)
5,025 5,055
5.63%, 04/15/2027
(e)
3,850 4,033
6.50%, 07/15/2028
(e)
3,400 3,511
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(e)
5,700 5,700
Vodafone Group PLC
5.00%, 05/30/2038 950 1,181
Zayo Group Holdings Inc
4.00%, 03/01/2027
(e)
9,325 9,152
6.13%, 03/01/2028
(e)
2,950 2,976
$ 151,998

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
289
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.26%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
$ 3,510 $ 3,987
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 950 1,160
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030
(e)
600 657
FedEx Corp
5.25%, 05/15/2050 800 1,077
JSL Europe SA
7.75%, 07/26/2024 1,900 1,949
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(e)
1,500 1,640
MV24 Capital BV
6.75%, 06/01/2034
(e)
600 603
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 680 738
5.38%, 05/05/2045
(e)
850 983
$ 12,794
Trucking & Leasing - 0.02%
DAE Funding LLC
5.00%, 08/01/2024 750 758
Water - 0.06%
American Water Capital Corp
2.80%, 05/01/2030 800 872
Essential Utilities Inc
2.70%, 04/15/2030 1,950 2,064
$ 2,936
TOTAL BONDS $ 3,234,151
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(d),(e)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 8.55%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.96%
Clarios Global LP
3.71%, 04/30/2026
(q)
$ 6,683 $ 6,481
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(q)
21,140 19,554
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(q)
22,010 21,130
3 Month USD LIBOR + 8.25%
$ 47,165
Chemicals - 0.13%
Aruba Investments Holdings LLC
0.00%, 10/27/2028
(q),(r)
6,210 6,156
1 Month USD LIBOR + 7.75%
Commercial Services - 0.84%
KUEHG Corp
9.25%, 08/22/2025
(q)
16,360 14,479
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/06/2025
(q)
2,431 2,212
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(q)
17,700 14,838
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.90%, 09/27/2024
(q)
4,525 4,334
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(q)
3,119 3,069
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Revint Intermediate II LLC
5.75%, 10/08/2027
(q)
$ 2,325 $ 2,242
1 Month USD LIBOR + 5.00%
$ 41,174
Computers - 0.13%
Flexential Intermediate Corp
7.50%, 07/24/2025
(q)
10,890 6,542
3 Month USD LIBOR + 7.25%
Cosmetics & Personal Care - 0.36%
Wellness Merger Sub Inc
9.75%, 06/27/2025
(q)
19,410 17,809
3 Month USD LIBOR + 8.75%
Electronics - 0.32%
Deliver Buyer Inc
5.22%, 05/01/2024
(q)
15,715 15,548
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.04%
USIC Holdings Inc
0.00%, 12/08/2023
(q),(r)
2,225 2,186
3 Month USD LIBOR + 3.25%
Entertainment - 0.45%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(q)
17,870 16,164
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(q)
2,291 2,075
3 Month USD LIBOR + 2.50%
Playtika Holding Corp
7.00%, 12/03/2024
(q)
3,763 3,760
1 Month USD LIBOR + 6.00%
$ 21,999
Healthcare - Services - 0.96%
Aveanna Healthcare LLC
6.50%, 03/16/2025
(q)
23,880 22,209
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(q)
17,170 16,140
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(q)
2,664 2,562
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
6.90%, 06/26/2026
(q)
6,525 6,325
3 Month USD LIBOR + 6.75%
$ 47,236
Insurance - 0.59%
Asurion LLC
6.65%, 08/04/2025
(q)
15,469 15,469
3 Month USD LIBOR + 6.50%
6.65%, 08/04/2025
(q)
13,220 13,220
3 Month USD LIBOR + 6.50%
Internet - 1.21%
CNT Holdings
0.00%, 12/16/2028
(q),(r)
5,681 5,688
MH Sub I LLC
7.65%, 09/15/2025
(q)
18,013 17,900
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.00%, 09/29/2025
(f),(g),(q)
35,440 35,440
1 Month USD LIBOR + 8.00%
$ 59,028
Investment Companies - 0.47%
Masergy Holdings Inc
8.50%, 12/16/2024
(q)
13,674 13,196
3 Month USD LIBOR + 7.50%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
290
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Zest Acquisition Corp
8.50%, 03/06/2026
(q)
$ 11,260 $ 9,627
3 Month USD LIBOR + 7.50%
$ 22,823
Lodging - 0.04%
Caesars Resort Collection LLC
4.65%, 07/20/2025
(q)
1,825 1,765
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.57%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(q)
22,333 22,075
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
5.47%, 09/30/2026
(q)
6,327 5,916
1 Month USD LIBOR + 5.25%
$ 27,991
Miscellaneous Manufacturers - 0.07%
UTEX Industries Inc
0.00%, 05/22/2021
(d),(q)
11,628 3,442
3 Month USD LIBOR + 4.00%
0.00%, 05/22/2022
(d),(q)
21,490 258
1 Month USD LIBOR + 7.25%
$ 3,700
Oil & Gas - 0.10%
Encino Acquisition Partners Holdings LLC
7.75%, 10/29/2025
(q)
5,860 4,827
3 Month USD LIBOR + 6.75%
Pharmaceuticals - 0.69%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/14/2023
(o),(q)
11,741 9,745
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.75%, 06/29/2024
(q)
24,050 23,885
3 Month USD LIBOR + 8.75%
$ 33,630
REITs - 0.06%
CoreCivic Inc
5.50%, 12/12/2024
(q)
3,248 3,178
1 Month USD LIBOR + 4.50%
Software - 0.56%
Applied Systems Inc
8.00%, 09/19/2025
(q)
4,425 4,447
3 Month USD LIBOR + 7.00%
Greeneden US Holdings II LLC
0.00%, 10/08/2027
(q),(r)
4,376 4,303
1 Month USD LIBOR + 4.00%
3.40%, 12/01/2023
(q)
2,896 2,872
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(q)
5,950 6,024
Skillsoft
7.88%, 04/27/2025
(q)
3,943 3,897
3 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 09/23/2027
(q)
3,750 3,685
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc/The
7.50%, 05/03/2027
(q)
1,950 1,979
1 Month USD LIBOR + 6.75%
$ 27,207
TOTAL SENIOR FLOATING RATE INTERESTS $ 418,653
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.03%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.03%
0.38%, 09/30/2027 $ 1,400 $ 1,377
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,377
Total Investments $ 4,850,096
Other Assets and Liabilities -  0.91% 44,586
TOTAL NET ASSETS - 100.00% $ 4,894,682
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,752 or 0.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,719,014 or 35.12% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $178,713 or
3.65% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $130,723 or 2.67%
of net assets.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
291
Portfolio Summary  (unaudited)
Location Percent
United States 68.72%
Canada 3.26%
United Kingdom 2.72%
Netherlands 2.10%
Cayman Islands 1.70%
Mexico 1.66%
Japan 1.64%
France 1.43%
Supranational 1.04%
Switzerland 0.79%
Virgin Islands, British 0.68%
Australia 0.66%
Germany 0.58%
Luxembourg 0.56%
Russian Federation 0.55%
India 0.52%
Indonesia 0.50%
Italy 0.45%
Ireland 0.43%
Brazil 0.41%
Hong Kong 0.36%
Jersey, Channel Islands 0.36%
Spain 0.32%
Sweden 0.31%
Peru 0.31%
Dominican Republic 0.30%
Ukraine 0.27%
Denmark 0.27%
Mauritius 0.26%
Romania 0.26%
Colombia 0.26%
Israel 0.25%
Singapore 0.24%
Egypt 0.24%
Turkey 0.24%
Ghana 0.21%
Argentina 0.21%
Kenya 0.20%
United Arab Emirates 0.20%
Saudi Arabia 0.17%
Cote d'Ivoire 0.17%
Austria 0.16%
China 0.16%
South Africa 0.15%
Belarus 0.14%
Belgium 0.14%
Poland 0.14%
Isle of Man 0.14%
Angola 0.14%
Bermuda 0.13%
Senegal 0.13%
Tunisia 0.12%
Azerbaijan 0.12%
Venezuela 0.11%
Mozambique 0.11%
Gabon 0.11%
El Salvador 0.10%
Korea, Republic Of 0.09%
Morocco 0.08%
Chile 0.08%
Norway 0.08%
Qatar 0.07%
Oman 0.07%
Panama 0.07%
Malaysia 0.07%
Taiwan 0.07%
Togo 0.06%
Nigeria 0.06%
Trinidad And Tobago 0.04%
Puerto Rico 0.04%
Portfolio Summary  (unaudited) (continued)
Location Percent
Honduras 0.04%
Portugal 0.03%
Finland 0.03%
Vietnam 0.03%
Ecuador 0.03%
Paraguay 0.02%
Sri Lanka 0.02%
Guatemala 0.02%
New Zealand 0.02%
Mongolia 0.01%
Kazakhstan 0.01%
Cyprus 0.01%
Thailand 0.01%
Philippines 0.01%
Serbia 0.01%
Cambodia 0.00%
Other Assets and Liabilities
0.91%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
292
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 225,082 $ 6,165,524 $ 6,250,071 $ 140,535
$ 225,082 $ 6,165,524 $ 6,250,071 $ 140,535
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,380 $ — $ — $ —
$ 1,380 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   0.00%, PIK 9.75%, 01/09/2024 12/22/2016 - 06/30/2020 $ 23,070 $ 22,309 0.46%
Real Alloy Holding Inc   0.00%, PIK 11.00%, 11/30/2023 05/31/2018-06/30/2020 19,795 19,795 0.40%
Specialty Steel   10.68%, 11/15/2022 11/15/2017 41,148 41,564 0.85%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,889 0.41%
Total $ 103,557 2.12%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2020 EUR 293 $ 345 $ — $ (3)
Bank of New York Mellon 11/20/2020 $ 5,803 EUR 4,900 94 —
Barclays Bank PLC 11/30/2020 CZK 118,989 $ 5,099 — (8)
Barclays Bank PLC 11/30/2020 PLN 13,108 $ 3,333 — (20)
Citigroup Inc 11/16/2020 EUR 303 $ 359 — (6)
Goldman Sachs & Co 11/20/2020 $ 10,199 PEN 36,600 71 —
Goldman Sachs & Co 11/20/2020 RUB 42,000 $ 541 — (13)
HSBC Securities Inc 11/04/2020 $ 1,774 BRL 9,948 40 —
HSBC Securities Inc 11/20/2020 $ 15,925 RUB 1,242,000 320 —
HSBC Securities Inc 11/20/2020 RUB 580,000 $ 7,423 — (136)
HSBC Securities Inc 11/20/2020 $ 4,002 ZAR 66,400 — (72)
JPMorgan Chase 11/04/2020 BRL 25,340 $ 4,506 — (90)
JPMorgan Chase 11/04/2020 $ 2,732 BRL 15,338 59 —
JPMorgan Chase 11/16/2020 $ 47,498 EUR 40,544 268 —
JPMorgan Chase 11/16/2020 EUR 471 $ 555 — (6)
JPMorgan Chase 11/20/2020 PEN 8,000 $ 2,227 — (13)
JPMorgan Chase 11/30/2020 $ 4,947 MXN 105,000 11 —
JPMorgan Chase 11/30/2020 $ 632 ZAR 10,354 — (3)
JPMorgan Chase 12/02/2020 $ 2,783 BRL 16,058 — (12)
Toronto Dominion Bank 11/30/2020 $ 1,912 EUR 1,628 15 —
Toronto Dominion Bank 11/30/2020 MXN 83,568 $ 3,912 17 —
Total $ 895 $ (382)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Egypt Treasury Bills,
0.00%, 12/08/2020
125,000,000 Receive 3 Month USD
LIBOR + 0.70%
Quarterly 12/09/2020 $ 7,676 $ — $ 181 $ —
Total $ — $ 181 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2020
See accompanying notes.
293
INVESTMENT COMPANIES - 0 .86 % Shares Held Value (000's)
Money Market Funds - 0 .86%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
2,400 $ 2
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
23,378,695 23,379
$ 23,381
TOTAL INVESTMENT COMPANIES $ 23,381
COMMON STOCKS - 99 .35 % Shares Held Value (000's)
Engineering & Construction - 0 .76%
Lendlease Corp Ltd 2,469,230 $ 20,771
Internet - 0 .32%
21Vianet Group Inc ADR
(d),(e)
379,832 8,721
Lodging - 1 .19%
Choice Hotels International Inc 117,621 10,274
City Developments Ltd 2,856,100 13,264
Hilton Worldwide Holdings Inc 101,528 8,915
$ 32,453
Real Estate - 16 .97%
Castellum AB 1,033,596 21,520
Entra ASA
(f)
1,665,681 21,775
ESR Cayman Ltd
(d),(f)
2,318,400 7,003
Fabege AB 1,720,677 21,727
Hang Lung Properties Ltd 7,115,000 17,321
LEG Immobilien AG 205,067 27,715
Mitsubishi Estate Co Ltd 3,818,200 56,952
Mitsui Fudosan Co Ltd 1,516,493 25,822
New World Development Co Ltd 10,307,250 49,211
Sun Hung Kai Properties Ltd 4,092,000 52,672
Sunac China Holdings Ltd 2,049,000 7,594
Vonovia SE 2,190,239 139,876
Wihlborgs Fastigheter AB 806,956 14,545
$ 463,733
REITs - 78 .29%
Alexandria Real Estate Equities Inc 359,727 54,506
Allied Properties Real Estate Investment Trust 1,268,004 30,751
American Campus Communities Inc 281,931 10,561
American Homes 4 Rent 2,165,738 61,225
American Tower Corp 239,959 55,107
Apartment Investment and Management Co 909,682 29,019
Ascendas Real Estate Investment Trust 11,555,700 24,384
AvalonBay Communities Inc 560,567 77,992
Big Yellow Group PLC 893,376 12,732
Boston Properties Inc 200,820 14,541
Brandywine Realty Trust 552,565 4,840
Broadstone Net Lease Inc 973,038 16,055
Camden Property Trust 281,593 25,974
Canadian Apartment Properties REIT 867,656 27,893
CapitaLand Integrated Commercial Trust 11,669,544 14,792
Charter Hall Group 1,167,860 10,126
CoreSite Realty Corp 153,425 18,313
Cousins Properties Inc 998,068 25,431
CubeSmart 1,218,644 41,349
CyrusOne Inc 361,686 25,698
Daiwa Office Investment Corp 5,353 29,049
Dexus 3,919,807 23,715
Equinix Inc 47,791 34,947
Equity LifeStyle Properties Inc 452,416 26,779
Equity Residential 433,555 20,368
Essex Property Trust Inc 337,360 69,020
Extra Space Storage Inc 397,474 46,087
Federal Realty Investment Trust 82,282 5,659
First Industrial Realty Trust Inc 572,413 22,788
Gecina SA 226,219 28,083
Goodman Group 4,137,600 53,554
Great Portland Estates PLC 1,607,414 12,017
Healthcare Realty Trust Inc 710,670 19,757
Healthcare Trust of America Inc 1,992,204 48,411
Industrial & Infrastructure Fund Investment Corp 21,270 36,208
Inmobiliaria Colonial Socimi SA 3,393,195 24,155
InterRent Real Estate Investment Trust 1,230,995 10,496
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Invitation Homes Inc 3,254,253 $ 88,711
Japan Hotel REIT Investment Corp 32,152 15,570
Kilroy Realty Corp 365,780 17,221
Klepierre SA 599,647 7,598
Link REIT 5,630,400 42,970
Mapletree Industrial Trust 6,293,900 14,027
Merlin Properties Socimi SA 2,414,659 16,253
MGM Growth Properties LLC 380,881 10,074
Mori Hills REIT Investment Corp 10,840 13,352
Nippon Prologis REIT Inc
(d)
6,358 20,927
Nomura Real Estate Master Fund Inc 29,760 35,538
Park Hotels & Resorts Inc 914,220 9,078
Prologis Inc 1,643,068 162,991
Prologis Property Mexico SA de CV 4,169,462 8,389
Regency Centers Corp 667,779 23,766
Rexford Industrial Realty Inc 1,261,394 58,604
Sabra Health Care REIT Inc 893,715 11,761
Saul Centers Inc 248,243 6,144
Scentre Group 4,604,677 6,795
Segro PLC 7,778,973 90,895
Sekisui House Reit Inc 28,225 19,738
Simon Property Group Inc 283,880 17,831
STORE Capital Corp 1,668,901 42,891
Summit Hotel Properties Inc 45,408 240
Summit Industrial Income REIT 2,352,072 23,780
Sun Communities Inc 436,027 60,010
Taubman Centers Inc 95,462 3,190
Terreno Realty Corp 335,314 18,871
UNITE Group PLC/The
(d)
3,042,983 32,839
United Urban Investment Corp 35,801 38,224
Ventas Inc 148,282 5,853
VICI Properties Inc 1,369,101 31,421
Welltower Inc 1,553,383 83,525
Weyerhaeuser Co 307,722 8,398
$ 2,139,857
Storage & Warehousing - 0 .89%
Safestore Holdings PLC 2,339,768 24,357
Telecommunications - 0 .93%
NEXTDC Ltd
(d)
2,833,204 25,368
TOTAL COMMON STOCKS $ 2,715,260
Total Investments $ 2,738,641
Other Assets and Liabilities -  (0.21)% (5,619)
TOTAL NET ASSETS - 100.00% $ 2,733,022
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,778 or 1.05% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2020
See accompanying notes.
294
Portfolio Summary  (unaudited)
Location Percent
United States 53 .35%
Japan 10 .65%
United Kingdom 6 .33%
Hong Kong 6 .19%
Germany 6 .13%
Australia 5 .14%
Canada 3 .39%
Singapore 2 .42%
Sweden 2 .12%
Spain 1 .47%
France 1 .31%
Norway 0 .80%
China 0 .60%
Mexico 0 .31%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,414 $ 883,863 $ 866,898 $ 23,379
$ 6,414 $ 883,863 $ 866,898 $ 23,379
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 237 $ — $ — $ —
$ 237 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
295
INVESTMENT COMPANIES - 16.26% Shares Held Value (000's)
Money Market Funds - 16.26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
250,684,802 $ 250,685
TOTAL INVESTMENT COMPANIES $ 250,685
BONDS - 20.25%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.80%
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
$ 12,255 $ 12,254
Commercial Mortgage Backed Securities - 5.51%
Citigroup Commercial Mortgage Trust
2016-GC36
4.75%, 02/10/2049
(e)
4,400 3,901
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(d),(e)
2,400 1,836
COMM 2014-CCRE19 Mortgage Trust
4.71%, 08/10/2047
(e)
3,700 3,807
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,901
3.30%, 04/25/2023
(e)
13,000 13,880
3.46%, 08/25/2023
(e)
12,400 13,351
3.53%, 10/25/2023
(e)
5,800 6,265
Ginnie Mae
0.37%, 10/16/2053
(e),(f)
9,021 239
0.41%, 10/16/2054
(e),(f)
35,161 601
0.42%, 10/16/2054
(e),(f)
29,437 446
0.43%, 06/16/2052
(e),(f)
20,881 258
0.47%, 12/16/2053
(e),(f)
23,288 587
0.50%, 06/16/2054
(e),(f)
41,866 610
0.54%, 04/16/2047
(e),(f)
60,244 1,692
0.54%, 08/16/2051
(e),(f)
47,928 1,058
0.56%, 10/16/2054
(e),(f)
40,627 891
0.57%, 03/16/2060
(e),(f)
21,011 1,099
0.61%, 07/16/2060
(e),(f)
17,548 1,100
0.66%, 11/16/2052
(e),(f)
40,072 1,213
0.67%, 01/16/2056
(e),(f)
13,346 431
0.71%, 02/16/2053
(e),(f)
28,819 1,075
0.72%, 06/16/2057
(e),(f)
9,526 423
0.75%, 09/16/2053
(e),(f)
36,725 1,144
2.60%, 05/16/2059 3,382 3,547
2.60%, 03/16/2060 6,182 6,482
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(e)
5,000 3,898
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 4,697
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(e)
2,500 2,433
$ 84,865
Credit Card Asset Backed Securities - 2.66%
American Express Credit Account Master Trust
2.99%, 12/15/2023 10,858 11,022
Barclays Dryrock Issuance Trust
0.48%, 07/15/2024 12,745 12,768
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.35%, 04/17/2023 17,208 17,221
1.00 x 1 Month USD LIBOR + 0.20%
$ 41,011
Mortgage Backed Securities - 10.55%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
6,623 7,008
CSMC Trust 2015-1
3.93%, 01/25/2045
(d),(e)
6,124 6,279
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
3,421 512
7.00%, 04/25/2024
(f)
14 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
0.75%, 04/25/2027 $ 5 $ 5
1.00 x 1 Month USD LIBOR + 0.60%
2.50%, 02/25/2028
(f)
8,185 435
2.56%, 06/25/2045
(f)
11,965 672
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 07/25/2032
(f)
8,004 671
3.00%, 10/25/2040
(f)
16,207 704
3.00%, 04/25/2042 4,127 4,203
3.00%, 08/25/2042 2,745 2,787
3.00%, 02/25/2043 3,625 3,768
3.00%, 03/25/2046 4,079 4,223
3.00%, 05/25/2048 1,641 1,732
3.50%, 02/25/2036
(f)
5,895 636
3.50%, 01/25/2040
(f)
6,900 296
3.50%, 11/25/2042 9,708 10,480
3.50%, 02/25/2043
(f)
10,745 739
3.50%, 02/25/2043 641 672
3.50%, 07/25/2043
(f)
8,468 657
3.50%, 08/25/2045 2,931 3,182
4.00%, 06/25/2039 6,350 6,527
4.00%, 12/25/2039
(f)
3,116 117
4.50%, 04/25/2045
(f)
16,091 2,735
5.85%, 10/25/2046
(f)
3,960 927
(1.00) x 1 Month USD LIBOR + 6.00%
7.00%, 04/25/2032 645 760
Freddie Mac REMICS
2.50%, 11/15/2032 3,305 3,504
2.50%, 02/15/2043 1,877 1,981
3.00%, 11/15/2030
(f)
2,325 52
3.00%, 06/15/2040 2,614 2,659
3.00%, 10/15/2041 1,354 1,380
3.00%, 10/15/2042 1,062 1,125
3.00%, 04/15/2046 1,943 2,101
3.00%, 11/15/2046 2,739 2,873
3.50%, 03/15/2029 3,527 3,657
3.50%, 04/15/2040
(f)
3,365 124
3.50%, 07/15/2042 2,198 2,203
3.50%, 05/15/2043 2,862 2,943
3.50%, 09/15/2043 7,680 7,788
4.00%, 05/15/2039 3,971 4,084
4.00%, 11/15/2042
(f)
5,645 679
4.00%, 11/15/2045 553 609
6.50%, 08/15/2027 58 62
Ginnie Mae
3.00%, 05/16/2037 7,234 7,337
3.00%, 09/20/2050
(f)
28,475 3,434
3.50%, 08/20/2039
(f)
11,004 435
3.50%, 01/20/2043
(f)
11,549 1,959
3.50%, 10/20/2044
(f)
14,866 1,550
3.50%, 11/20/2045 4,500 4,737
3.50%, 10/20/2049
(f)
22,769 2,978
4.00%, 11/16/2038 185 190
4.00%, 04/20/2044
(f)
4,322 358
4.00%, 01/20/2046
(f)
7,022 546
5.00%, 11/20/2039 2,195 2,506
5.90%, 08/20/2042
(f)
5,212 1,166
(1.00) x 1 Month USD LIBOR + 6.05%
5.95%, 06/20/2046
(f)
4,051 822
(1.00) x 1 Month USD LIBOR + 6.10%
6.05%, 08/20/2042
(f)
6,896 1,118
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 11/20/2045
(f)
3,880 848
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 09/20/2047
(f)
5,582 1,233
(1.00) x 1 Month USD LIBOR + 6.20%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.05%, 09/20/2047
(f)
$ 4,867 $ 919
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 06/20/2044
(f)
10,036 1,267
(1.00) x 1 Month USD LIBOR + 6.25%
6.10%, 08/16/2045
(f)
2,650 589
(1.00) x 1 Month USD LIBOR + 6.25%
6.60%, 11/20/2045
(f)
3,742 883
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
2,654 2,711
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
1,619 1,655
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(e)
2,995 3,062
New Residential Mortgage Loan Trust 2015-2
5.52%, 08/25/2055
(d),(e)
5,135 5,546
NRP Mortgage Trust 2013-1
3.31%, 07/25/2043
(d),(e)
5,650 5,663
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(e)
5,244 5,379
Sequoia Mortgage Trust 2017-3
3.78%, 04/25/2047
(d),(e)
2,282 2,365
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
796 824
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
1,994 2,063
$ 162,695
Other Asset Backed Securities - 0.73%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 993 994
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,409
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 4,834 4,903
$ 11,306
TOTAL BONDS $ 312,131
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 78.40%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.25%
2.50%, 08/01/2027 $ 832 $ 867
2.50%, 02/01/2028 2,504 2,636
3.00%, 02/01/2027 2,125 2,253
3.00%, 02/01/2032 5,542 5,979
3.00%, 01/01/2033 3,826 4,150
3.00%, 04/01/2035 1,638 1,743
3.00%, 03/01/2037 3,804 3,984
3.00%, 10/01/2042 5,019 5,566
3.00%, 10/01/2042 5,416 5,870
3.00%, 05/01/2043 1,886 2,071
3.00%, 07/01/2045 5,458 5,965
3.00%, 10/01/2046 7,002 7,763
3.00%, 01/01/2047 5,414 6,001
3.50%, 11/01/2026 1,165 1,232
3.50%, 02/01/2032 2,733 2,951
3.50%, 04/01/2032 2,479 2,677
3.50%, 12/01/2041 1,946 2,179
3.50%, 04/01/2042 4,928 5,354
3.50%, 07/01/2042 6,717 7,350
3.50%, 08/01/2043 4,389 4,889
3.50%, 02/01/2044 4,750 5,167
3.50%, 07/01/2046 7,241 8,100
3.50%, 11/01/2046 4,535 4,997
3.50%, 01/01/2048 7,939 8,881
3.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 12/01/2041 3,242 3,702
4.00%, 07/01/2042 2,485 2,839
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 09/15/2042 $ 1,507 $ 1,715
4.00%, 07/01/2043 2,965 3,392
4.00%, 10/01/2045 6,221 7,041
4.00%, 11/01/2047 2,093 2,392
4.00%, 01/01/2048 6,433 7,354
4.50%, 04/01/2041 3,461 4,033
4.50%, 11/01/2043 3,111 3,623
5.00%, 10/01/2025 28 31
5.00%, 12/01/2032 21 23
5.00%, 02/01/2033 287 328
5.00%, 01/01/2034 2,833 3,265
5.00%, 05/01/2034 69 80
5.00%, 07/01/2035 27 31
5.00%, 07/01/2035 1 2
5.00%, 10/01/2035 5 6
5.00%, 11/01/2035 234 270
5.00%, 07/01/2044 2,289 2,639
5.00%, 03/01/2048 3,824 4,477
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 5 6
5.50%, 10/01/2033 11 12
5.50%, 12/01/2033 214 253
5.50%, 07/01/2037 12 14
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 25 29
6.00%, 01/01/2021 1 1
6.00%, 06/01/2028 4 5
6.00%, 05/01/2031 59 69
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 14 15
6.00%, 11/01/2033 262 297
6.00%, 09/01/2034 46 54
6.00%, 02/01/2035 38 45
6.00%, 10/01/2036 30 35
6.00%, 03/01/2037 57 65
6.00%, 05/01/2037 85 101
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 29 32
6.00%, 04/01/2038 39 43
6.00%, 07/01/2038 130 149
6.00%, 10/01/2038 73 85
6.50%, 12/01/2021 18 19
6.50%, 04/01/2022 28 28
6.50%, 05/01/2022 18 18
6.50%, 08/01/2022 9 10
6.50%, 05/01/2023 21 21
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 23 26
6.50%, 04/01/2031 107 120
6.50%, 10/01/2031 41 45
6.50%, 02/01/2032 5 6
6.50%, 04/01/2032 5 5
6.50%, 04/01/2035 4 5
6.50%, 02/01/2037 27 31
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 154 168
7.00%, 06/01/2029 53 61
7.00%, 04/01/2031 38 44
7.00%, 10/01/2031 62 71
7.00%, 04/01/2032 94 110
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 9 10
7.50%, 02/01/2031 1 1
8.50%, 07/01/2029 64 69
$ 158,073

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
297
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.47%
3.00%, 04/01/2043 $ 5,365 $ 5,767
3.65%, 12/01/2033 40 40
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 69 72
6.00%, 01/01/2032 94 102
6.00%, 04/01/2033 153 167
6.00%, 09/01/2034 317 357
6.50%, 06/01/2031 55 65
6.50%, 11/01/2032 261 287
6.50%, 11/01/2032 85 94
7.00%, 08/01/2028 35 39
7.00%, 12/01/2028 36 41
7.00%, 07/01/2029 42 48
7.00%, 07/01/2032 51 56
7.50%, 12/01/2024 43 44
7.50%, 02/01/2030 47 50
$ 7,229
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 48.13%
2.00%, 08/01/2028 1,629 1,698
2.00%, 07/01/2030 4,194 4,372
2.00%, 11/01/2035
(g)
23,000 23,857
2.00%, 11/01/2050
(g)
17,100 17,638
2.50%, 06/01/2027 2,961 3,107
2.50%, 05/01/2028 1,372 1,446
2.50%, 08/01/2028 1,829 1,933
2.50%, 03/01/2030 4,331 4,591
2.50%, 07/01/2030 6,031 6,365
2.50%, 12/01/2031 5,906 6,299
2.50%, 08/01/2035 12,578 13,255
2.50%, 04/01/2050 13,306 13,875
2.50%, 06/01/2050 12,361 12,942
2.50%, 11/01/2050
(g)
89,210 92,963
3.00%, 04/01/2027 2,080 2,211
3.00%, 05/01/2029 3,770 4,033
3.00%, 01/01/2030 312 333
3.00%, 08/01/2031 6,291 6,832
3.00%, 06/01/2033 8,412 8,995
3.00%, 12/01/2034 4,567 4,783
3.00%, 10/01/2036 4,792 5,193
3.00%, 11/01/2042 5,775 6,365
3.00%, 12/01/2042 4,492 4,951
3.00%, 12/01/2042 4,414 4,844
3.00%, 01/01/2043 4,195 4,606
3.00%, 02/01/2043 4,639 5,144
3.00%, 06/01/2043 8,060 8,883
3.00%, 08/01/2043 5,226 5,757
3.00%, 07/01/2045 2,020 2,217
3.00%, 01/01/2046 4,275 4,709
3.00%, 07/01/2046 5,743 6,219
3.00%, 09/01/2046 4,921 5,447
3.00%, 10/01/2046 5,705 6,234
3.00%, 11/01/2046 9,059 10,039
3.00%, 12/01/2046 4,729 5,209
3.00%, 12/01/2046 6,734 7,297
3.00%, 01/01/2047 7,594 8,413
3.00%, 01/01/2047 5,337 5,914
3.00%, 01/01/2047 8,380 9,285
3.00%, 10/01/2049 10,244 10,704
3.00%, 12/01/2049 8,708 9,103
3.00%, 01/01/2050 12,491 13,056
3.00%, 02/01/2050 12,647 13,218
3.50%, 08/01/2031 3,127 3,442
3.50%, 02/01/2033 6,596 7,257
3.50%, 09/01/2033 6,490 7,144
3.50%, 06/01/2039 3,157 3,429
3.50%, 02/01/2042 4,721 5,329
3.50%, 06/01/2042 2,280 2,493
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 3,650 $ 4,065
3.50%, 02/01/2043 1,560 1,762
3.50%, 05/01/2043 3,813 4,267
3.50%, 05/01/2043 2,150 2,427
3.50%, 09/01/2044 10,878 12,273
3.50%, 11/01/2044 4,283 4,832
3.50%, 03/01/2045 2,287 2,527
3.50%, 03/01/2045 3,936 4,403
3.50%, 06/01/2045 4,815 5,433
3.50%, 08/01/2045 4,381 4,943
3.50%, 09/01/2045 3,854 4,290
3.50%, 10/01/2045 4,458 5,030
3.50%, 11/01/2045 7,563 8,460
3.50%, 01/01/2046 3,953 4,459
3.50%, 03/01/2046 5,569 6,282
3.50%, 04/01/2046 5,739 6,474
3.50%, 10/01/2047 4,074 4,597
3.50%, 11/01/2048 10,951 12,353
3.50%, 05/01/2049 7,158 8,005
4.00%, 01/01/2034 895 977
4.00%, 10/01/2037 4,151 4,482
4.00%, 09/01/2040 1,843 2,041
4.00%, 02/01/2042 1,591 1,798
4.00%, 01/01/2043 1,577 1,803
4.00%, 03/01/2043 2,755 3,062
4.00%, 08/01/2043 5,355 6,126
4.00%, 04/01/2044 2,031 2,323
4.00%, 08/01/2044 7,372 8,431
4.00%, 08/01/2044 2,863 3,274
4.00%, 11/01/2044 2,248 2,571
4.00%, 12/01/2044 4,706 5,382
4.00%, 02/01/2045 3,693 4,222
4.00%, 07/01/2045 4,197 4,641
4.00%, 08/01/2045 4,518 5,165
4.00%, 01/01/2046 6,110 6,979
4.00%, 07/01/2046 5,782 6,609
4.00%, 08/01/2046 7,632 8,478
4.00%, 07/01/2047 6,251 7,142
4.00%, 10/01/2047 5,061 5,723
4.00%, 12/01/2047 4,225 4,827
4.00%, 02/01/2048 5,872 6,642
4.50%, 09/01/2025 649 690
4.50%, 08/01/2039 2,051 2,357
4.50%, 03/01/2041 2,612 2,938
4.50%, 03/01/2042 5,620 6,513
4.50%, 09/01/2043 2,845 3,313
4.50%, 09/01/2043 4,631 5,391
4.50%, 11/01/2043 4,533 5,277
4.50%, 10/01/2044 2,558 2,871
4.50%, 12/01/2044 6,086 7,085
4.50%, 05/01/2045 2,794 3,252
4.50%, 09/01/2045 3,848 4,409
4.50%, 10/01/2045 5,179 6,021
4.50%, 11/01/2045 6,465 7,407
4.50%, 08/01/2048 4,942 5,659
4.50%, 11/01/2048 5,893 6,593
4.50%, 12/01/2048 6,323 7,128
5.00%, 01/01/2026 33 36
5.00%, 04/01/2035 104 120
5.00%, 05/01/2035 49 57
5.00%, 07/01/2035 17 20
5.00%, 02/01/2038 1,488 1,718
5.00%, 03/01/2038 960 1,110
5.00%, 02/01/2040 4,646 5,430
5.00%, 05/01/2040 1,982 2,315
5.00%, 07/01/2040 1,136 1,309
5.00%, 07/01/2041 5,416 6,340

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
298
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 02/01/2044 $ 2,380 $ 2,790
5.00%, 06/01/2044 2,377 2,750
5.00%, 05/01/2048 4,118 4,819
5.50%, 06/01/2026 34 38
5.50%, 07/01/2033 451 531
5.50%, 02/01/2037 3 3
5.50%, 12/01/2037 682 795
5.50%, 03/01/2038 138 160
6.00%, 12/01/2022 3 3
6.00%, 03/01/2029 26 29
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 6
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 40 46
6.00%, 03/01/2038 44 51
6.00%, 04/01/2039 396 451
6.50%, 09/01/2024 63 70
6.50%, 08/01/2028 15 16
6.50%, 02/01/2029 2 3
6.50%, 03/01/2029 21 23
6.50%, 04/01/2029 20 22
6.50%, 06/01/2031 57 64
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 28 31
6.50%, 04/01/2032 18 20
6.50%, 04/01/2032 17 19
6.50%, 08/01/2032 57 65
6.50%, 02/01/2033 60 69
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 22 27
6.50%, 08/01/2036 47 54
6.50%, 10/01/2036 25 30
6.50%, 11/01/2036 18 22
6.50%, 07/01/2037 18 22
6.50%, 07/01/2037 9 10
6.50%, 08/01/2037 27 31
6.50%, 08/01/2037 294 348
6.50%, 02/01/2038 21 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 2 2
7.00%, 11/01/2031 110 126
7.50%, 08/01/2032 6 7
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 741,971
Government National Mortgage Association (GNMA) - 19.22%
2.00%, 11/01/2050 39,750 41,292
2.50%, 11/01/2050 58,500 61,274
3.00%, 11/15/2042 3,034 3,163
3.00%, 12/15/2042 3,265 3,405
3.00%, 02/15/2043 4,031 4,410
3.00%, 07/20/2045 12,173 12,911
3.00%, 07/20/2046 4,408 4,652
3.00%, 08/20/2046 9,583 10,114
3.00%, 09/20/2046 11,651 12,342
3.00%, 09/20/2046 5,544 6,098
3.00%, 11/20/2046 3,568 3,847
3.00%, 12/20/2046 5,816 6,137
3.00%, 02/20/2047 6,979 7,342
3.00%, 08/20/2047 4,694 4,952
3.00%, 11/15/2047 6,259 6,707
3.50%, 08/20/2042 3,355 3,729
3.50%, 05/15/2043 5,581 6,187
3.50%, 06/20/2043 4,028 4,487
3.50%, 08/15/2043 4,792 5,285
3.50%, 04/20/2045 3,036 3,359
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 02/20/2047 $ 1,831 $ 2,040
3.50%, 04/20/2047 8,587 9,171
3.50%, 05/20/2047 11,251 12,144
3.50%, 10/20/2047 3,911 4,235
3.50%, 11/20/2047 3,892 4,162
3.50%, 02/20/2048 9,885 10,532
4.00%, 08/15/2041 2,827 3,156
4.00%, 09/15/2041 4,620 5,190
4.00%, 03/15/2044 3,142 3,531
4.00%, 10/20/2044 2,848 3,128
4.00%, 01/20/2048 19,254 21,172
5.00%, 02/15/2034 82 95
5.00%, 10/15/2039 1,887 2,174
5.50%, 07/20/2033 693 822
5.50%, 03/20/2034 742 880
5.50%, 05/20/2035 75 89
6.00%, 10/15/2023 35 38
6.00%, 11/15/2023 4 4
6.00%, 11/15/2023 6 7
6.00%, 12/15/2023 1 2
6.00%, 04/20/2026 21 23
6.00%, 10/20/2028 3 3
6.00%, 02/20/2029 38 42
6.00%, 09/15/2032 45 50
6.00%, 02/15/2033 13 15
6.00%, 07/20/2033 557 641
6.00%, 08/15/2038 64 71
6.50%, 09/15/2023 3 3
6.50%, 09/15/2023 7 8
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 5 6
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 7 7
6.50%, 12/15/2023 8 8
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 3 3
6.50%, 01/15/2024 12 14
6.50%, 01/15/2024 7 7
6.50%, 04/15/2024 5 5
6.50%, 04/20/2024 2 3
6.50%, 07/15/2024 11 12
6.50%, 01/15/2026 4 4
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 4 5
6.50%, 03/20/2031 37 43
6.50%, 04/20/2031 31 37
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 10
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 405 460
7.00%, 11/15/2022 1 1
7.00%, 12/15/2022 3 3
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 3 3
7.00%, 02/15/2023 8 8
7.00%, 07/15/2023 1 1
7.00%, 07/15/2023 3 3
7.00%, 08/15/2023 3 3
7.00%, 12/15/2023 2 2
7.00%, 12/15/2023 3 3
7.00%, 01/15/2026 5 5
7.00%, 01/15/2027 9 9
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 6 6
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 2 2

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
299
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 04/15/2028 $ 2 $ 2
7.00%, 06/15/2028 62 65
7.00%, 12/15/2028 43 48
7.00%, 01/15/2029 31 35
7.00%, 03/15/2029 19 19
7.00%, 04/15/2029 126 140
7.00%, 05/15/2031 4 5
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 03/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 5 5
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 3 3
7.50%, 05/15/2023 1 1
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 6 6
7.50%, 05/15/2027 3 3
7.50%, 06/15/2027 6 6
7.50%, 08/15/2029 20 21
7.50%, 10/15/2029 14 14
7.50%, 11/15/2029 38 38
8.00%, 02/15/2022 1 1
8.00%, 12/15/2030 4 5
9.00%, 11/15/2021 1 1
$ 296,233
U.S. Treasury - 0.33%
2.13%, 12/31/2022 4,920 5,128
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,208,634
Total Investments $ 1,771,450
Other Assets and Liabilities -  (14.91)% (229,871)
TOTAL NET ASSETS - 100.00% $ 1,541,579
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,573 or 3.93% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 94.13%
Money Market Funds 16.26%
Asset Backed Securities 4.19%
Government 0.33%
Other Assets and Liabilities
(14.91)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 61,450 $ 880,938 $ 691,703 $ 250,685
$ 61,450 $ 880,938 $ 691,703 $ 250,685
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 404 $ — $ — $ —
$ 404 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Short 439 $ 60,678 $ 504
US Long Bond; December 2020 Short 49 8,451 259
US Ultra Bond; December 2020 Short 11 2,365 112
Total $ 875
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2020
See accompanying notes.
300
INVESTMENT COMPANIES - 2.43% Shares Held Value (000's)
Money Market Funds - 2.43%
DWS Government Money Market Series -
Institutional Class 0.04%
(a)
47,400,000 $ 47,400
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.03%
(a)
15,400,000 15,400
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.02%
(a)
8,500,000 8,500
STIT - Government & Agency Portfolio -
Institutional Class 0.01%
(a)
3,300,000 3,300
$ 74,600
TOTAL INVESTMENT COMPANIES $ 74,600
BONDS - 56.84%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 56.84%
Fannie Mae Discount Notes
0.08%, 11/13/2020 $ 50,000 $ 49,999
Federal Home Loan Bank Discount Notes
0.07%, 11/02/2020 50,000 50,000
0.07%, 11/23/2020 60,000 59,997
0.08%, 11/17/2020 65,000 64,998
0.08%, 11/20/2020 76,050 76,046
0.08%, 11/30/2020 35,000 34,998
0.09%, 11/04/2020 67,200 67,199
0.09%, 11/06/2020 50,000 49,999
0.09%, 11/09/2020 50,000 49,999
0.09%, 11/18/2020 50,240 50,238
0.09%, 11/25/2020 35,000 34,998
0.09%, 12/02/2020 80,750 80,743
0.09%, 12/04/2020 50,000 49,996
0.09%, 12/14/2020 50,000 49,995
0.09%, 12/15/2020 50,000 49,994
0.09%, 12/16/2020 75,498 75,489
0.09%, 12/18/2020 40,000 39,995
0.09%, 12/21/2020 50,000 49,994
0.09%, 12/22/2020 60,000 59,992
0.09%, 12/28/2020 50,000 49,993
0.09%, 01/08/2021 50,000 49,992
0.09%, 01/12/2021 35,000 34,994
0.09%, 01/26/2021 60,000 59,987
0.10%, 12/29/2020 50,000 49,992
0.10%, 01/06/2021 50,000 49,991
0.10%, 01/13/2021 50,000 49,989
0.10%, 01/15/2021 50,000 49,990
0.10%, 01/20/2021 50,000 49,989
0.10%, 01/22/2021 50,000 49,989
0.11%, 11/12/2020 60,000 59,998
0.11%, 12/11/2020 50,000 49,994
0.12%, 12/09/2020 50,000 49,994
0.95%, 01/11/2021 50,000 49,991
$ 1,749,552
TOTAL BONDS $ 1,749,552
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 22.58%
Principal
Amount (000's) Value (000's)
U.S. Cash Management Bill - 1.14%
0.08%, 01/19/2021 $ 35,000 $ 34,994
U.S. Treasury Bill - 21.44%
0.08%, 11/03/2020 60,000 60,000
0.09%, 11/19/2020 60,000 59,997
0.09%, 12/03/2020 80,000 79,993
0.09%, 12/10/2020 40,000 39,996
0.09%, 12/17/2020 50,000 49,994
0.09%, 12/31/2020 50,000 49,993
0.10%, 11/05/2020 50,000 50,000
0.10%, 11/10/2020 50,000 49,999
0.10%, 11/24/2020 60,000 59,996
0.10%, 11/27/2020 50,000 49,997
0.10%, 12/01/2020 60,000 59,995
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.10%, 12/08/2020 $ 50,000 $ 49,995
$ 659,955
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 694,949
REPURCHASE AGREEMENTS - 18.16%
Maturity
Amount (000's) Value (000's)
Banks - 18.16%
Bank of Montreal Repurchase Agreement; 0.06%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$71,400,032; 1.25%; dated 05/15/2050)
$ 70,000 $ 70,000
Bank of New York Mellon Repurchase
Agreement; 0.07% traded 10/30/2020
maturing 11/02/2020 (collateralized by US
Government Securities; $71,400,079; 0.25%-
2.88%; dated 06/30/2025-05/15/2028)
70,000 70,000
Barclays Capital Inc Repurchase Agreement;
0.06% traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$45,900,066; 0.00%; dated 08/15/2045)
45,000 45,000
BNP Paribas Securities Corp Repurchase
Agreement; 0.06% traded 10/30/2020
maturing 11/02/2020 (collateralized by US
Government Securities; $81,600,012; 0.00%-
0.50%; dated 03/25/2021-08/15/2039)
80,000 80,000
Goldman Sachs Repurchase Agreement; 0.07%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government
Securities; $71,400,004; 0.00%-2.13%; dated
01/15/2022-02/15/2044)
70,000 70,000
Merrill Lynch Repurchase Agreement; 0.07%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$55,080,147; 0.00%; dated 01/04/2021)
54,000 54,000
Mizuho Securities Repurchase Agreement; 0.07%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Securities;
$102,000,042; 1.63%-2.75%; dated
4/30/2023-08/15/2029)
100,000 100,000
Royal Bank of Canada Repurchase Agreement ;
0.06% traded 10/30/2020 maturing
11/02/2020 (collateralized by US Government
Securities; $71,400,057; 0.63%-2.88%; dated
05/31/2022-05/15/2049)
70,000 70,000
$ 559,000
TOTAL REPURCHASE AGREEMENTS $ 559,000
Total Investments $ 3,078,101
Other Assets and Liabilities -  (0.01)% (238)
TOTAL NET ASSETS - 100.00% $ 3,077,863
(a) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Government 79.42%
Financial 18.16%
Money Market Funds 2.43%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
301
INVESTMENT COMPANIES - 4.80% Shares Held Value (000's)
Money Market Funds - 4.80%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
40,528 $ 41
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
145,167,739 145,168
$ 145,209
TOTAL INVESTMENT COMPANIES $ 145,209
COMMON STOCKS - 0.24% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(d)
270 $ —
Commercial Services - 0.07%
ATD New Holdings Inc
(d),(e),(f)
101,514 1,994
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Software - 0.17%
Skillsoft - Class A
(d),(e),(f)
30,298 5,151
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 7,145
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.10%
Principal
Amount (000's) Value (000's)
Advertising - 0.39%
Clear Channel International BV
6.63%, 08/01/2025
(g)
$ 326 $ 331
Lamar Media Corp
3.75%, 02/15/2028 1,000 996
5.75%, 02/01/2026 521 539
MDC Partners Inc
6.50%, 05/01/2024
(g)
1,260 1,206
National CineMedia LLC
5.88%, 04/15/2028
(g)
900 625
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
575 528
5.00%, 08/15/2027
(g)
6,585 6,240
5.63%, 02/15/2024 124 125
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
1,045 1,068
$ 11,658
Aerospace & Defense - 2.16%
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
500 434
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,200
5.87%, 02/23/2022 565 596
5.90%, 02/01/2027 670 734
5.95%, 02/01/2037 670 730
6.75%, 01/15/2028 420 479
6.88%, 05/01/2025 1,090 1,213
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
140 158
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
1,500 1,429
5.75%, 10/15/2027
(g)
4,150 4,202
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
655 633
5.38%, 05/01/2026
(g)
630 636
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,303
4.60%, 06/15/2028 560 466
7.50%, 04/15/2025
(g)
920 927
SSL Robotics LLC
9.75%, 12/31/2023
(g)
875 973
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
5.50%, 11/15/2027 $ 11,290 $ 11,021
6.25%, 03/15/2026
(g)
13,335 13,902
6.38%, 06/15/2026 10,318 10,289
6.50%, 07/15/2024 1,120 1,118
6.50%, 05/15/2025 1,204 1,204
7.50%, 03/15/2027 8,005 8,268
8.00%, 12/15/2025
(g)
989 1,071
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,235 1,229
Triumph Group Inc
5.25%, 06/01/2022 755 644
6.25%, 09/15/2024
(g)
250 216
7.75%, 08/15/2025 631 407
$ 65,482
Agriculture - 0.11%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(g)
250 257
JBS Investments II GmbH
5.75%, 01/15/2028
(g)
730 767
7.00%, 01/15/2026
(g)
785 839
Vector Group Ltd
6.13%, 02/01/2025
(g)
906 904
10.50%, 11/01/2026
(g)
415 427
$ 3,194
Airlines - 0.75%
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 558 419
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 239 207
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 782 618
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 956 719
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 623 467
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 649 482
American Airlines Group Inc
3.75%, 03/01/2025
(g)
405 202
5.00%, 06/01/2022
(g)
605 392
American Airlines Inc
11.75%, 07/15/2025
(g)
2,020 1,964
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,223
3.63%, 03/15/2022 1,400 1,372
3.75%, 10/28/2029 830 694
3.80%, 04/19/2023 685 648
4.38%, 04/19/2028 730 631
7.38%, 01/15/2026 1,140 1,180
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
10,354 10,584
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 178 167
United Airlines Holdings Inc
4.25%, 10/01/2022 450 409
5.00%, 02/01/2024
(h)
242 212
$ 22,590

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.16%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
$ 1,045 $ 1,088
4.88%, 05/15/2026
(g)
715 769
5.38%, 05/15/2025
(g)
1,655 1,742
Levi Strauss & Co
5.00%, 05/01/2025 150 154
Under Armour Inc
3.25%, 06/15/2026 420 406
William Carter Co/The
5.63%, 03/15/2027
(g)
500 525
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
80 80
6.38%, 05/15/2025
(g)
100 106
$ 4,870
Automobile Manufacturers - 2.99%
Allison Transmission Inc
4.75%, 10/01/2027
(g)
25 26
5.00%, 10/01/2024
(g)
630 636
5.88%, 06/01/2029
(g)
465 509
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(g)
324 324
BCD Acquisition Inc
9.63%, 09/15/2023
(g)
800 801
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,323 1,411
Ford Holdings LLC
9.30%, 03/01/2030 155 187
Ford Motor Co
4.35%, 12/08/2026 740 745
4.75%, 01/15/2043 956 883
5.29%, 12/08/2046 1,145 1,082
6.38%, 02/01/2029 490 510
6.63%, 10/01/2028 585 654
7.45%, 07/16/2031 3,300 3,931
7.50%, 08/01/2026 220 242
8.50%, 04/21/2023 2,275 2,511
9.00%, 04/22/2025 6,428 7,575
9.63%, 04/22/2030
(h)
10,690 14,351
Ford Motor Credit Co LLC
3.09%, 01/09/2023 730 723
3.10%, 05/04/2023 700 691
3.22%, 01/09/2022 500 497
3.34%, 03/28/2022 415 414
3.35%, 11/01/2022 1,050 1,046
3.55%, 10/07/2022 290 288
3.66%, 09/08/2024 845 838
3.81%, 10/12/2021 750 754
3.81%, 01/09/2024 1,000 999
3.82%, 11/02/2027 775 754
4.06%, 11/01/2024 4,239 4,251
4.13%, 08/04/2025 3,000 2,980
4.13%, 08/17/2027 8,040 7,920
4.27%, 01/09/2027 1,960 1,957
4.38%, 08/06/2023 500 508
4.39%, 01/08/2026 1,360 1,370
4.54%, 08/01/2026 8,580 8,730
4.69%, 06/09/2025 1,875 1,920
5.11%, 05/03/2029 2,975 3,090
5.13%, 06/16/2025 4,525 4,716
5.58%, 03/18/2024 3,000 3,153
5.60%, 01/07/2022 680 696
General Motors Co
0.00%, 12/01/2020
(d),(e),(f),(i)
25 —
0.00%, 12/01/2020
(d),(e),(f),(i)
50 —
0.00%, 07/15/2023
(d),(e),(f),(i)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(i)
700 —
0.00%, 05/01/2028
(d),(e),(f),(i)
150 —
0.00%, 03/06/2032
(d),(e),(f),(i)
75 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co   (continued)
0.00%, 07/15/2033
(d),(e),(f),(i)
$ 100 $ —
0.00%, 07/15/2033
(d),(e),(f),(i)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(i)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
405 342
5.63%, 02/01/2023
(g),(h)
640 633
7.75%, 10/15/2025
(g)
1,475 1,471
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 122
Navistar International Corp
6.63%, 11/01/2025
(g)
1,130 1,168
Tesla Inc
5.30%, 08/15/2025
(g)
1,090 1,128
Wabash National Corp
5.50%, 10/01/2025
(g)
792 792
$ 90,329
Automobile Parts & Equipment - 0.99%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g),(h)
1,250 1,197
Adient US LLC
7.00%, 05/15/2026
(g)
750 800
9.00%, 04/15/2025
(g)
650 715
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(h)
280 284
6.25%, 03/15/2026 319 320
6.50%, 04/01/2027 352 354
6.88%, 07/01/2028 305 310
BorgWarner Inc
5.00%, 10/01/2025
(g)
650 755
Clarios Global LP
6.75%, 05/15/2025
(g)
405 428
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
12,315 12,900
8.50%, 05/15/2027
(g)
1,490 1,554
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
626 419
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
305 316
6.50%, 06/01/2026
(g)
537 557
Dana Inc
5.50%, 12/15/2024 73 74
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
1,000 1,022
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 585 569
5.00%, 05/31/2026 700 690
5.13%, 11/15/2023 850 846
9.50%, 05/31/2025 630 693
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(j),(k)
925 934
6.00%, PIK 6.75%, 05/15/2027
(g),(j),(k)
335 349
Meritor Inc
6.25%, 02/15/2024 69 70
6.25%, 06/01/2025
(g)
500 523
Tenneco Inc
5.00%, 07/15/2026 434 332
5.38%, 12/15/2024 42 35
Truck Hero Inc
8.50%, 04/21/2024
(g)
300 318
ZF North America Capital Inc
4.50%, 04/29/2022
(g)
975 1,003
4.75%, 04/29/2025
(g)
1,400 1,449
$ 29,816

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 1.13%
CIT Group Inc
4.75%, 02/16/2024 $ 795 $ 855
5.00%, 08/15/2022 1,021 1,078
5.00%, 08/01/2023 905 975
5.25%, 03/07/2025 515 575
6.13%, 03/09/2028 100 122
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,131
Deutsche Bank AG
4.30%, 05/24/2028
(l)
1,625 1,576
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,280
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 625
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
899 1,313
Freedom Mortgage Corp
7.63%, 05/01/2026
(g)
500 498
8.13%, 11/15/2024
(g)
580 584
8.25%, 04/15/2025
(g)
550 556
10.75%, 04/01/2024
(g)
300 328
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
1,645 1,736
5.71%, 01/15/2026
(g)
1,200 1,307
Morgan Stanley
5.88%, 12/31/2049
(l),(m)
290 319
3 Month USD LIBOR + 4.44%
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
14,033 13,786
Standard Chartered PLC
7.01%, 12/31/2049
(g),(l),(m)
600 730
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.90%, 02/07/2029
(l)
900 937
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(g),(l)
1,210 1,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(l)
1,000 1,060
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(l)
1,465 1,678
USD Swap Rate NY 5 Year + 4.91%
$ 34,275
Beverages - 0.03%
Ajecorp BV
6.50%, 05/14/2022
(g)
335 334
Primo Water Holdings Inc
5.50%, 04/01/2025
(g)
585 604
$ 938
Building Materials - 0.44%
American Woodmark Corp
4.88%, 03/15/2026
(g)
300 301
Boise Cascade Co
4.88%, 07/01/2030
(g)
325 347
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
640 675
6.75%, 06/01/2027
(g)
725 778
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(g)
1,175 1,222
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
405 428
Griffon Corp
5.75%, 03/01/2028 800 834
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 318
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
JELD-WEN Inc
4.63%, 12/15/2025
(g)
$ 1,280 $ 1,296
4.88%, 12/15/2027
(g)
371 383
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.38%, 02/01/2028
(g)
395 419
5.75%, 09/15/2026
(g)
220 230
Norbord Inc
5.75%, 07/15/2027
(g)
300 315
6.25%, 04/15/2023
(g)
502 537
Patrick Industries Inc
7.50%, 10/15/2027
(g)
435 471
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
650 633
4.38%, 07/15/2030
(g)
900 927
4.75%, 01/15/2028
(g)
870 909
5.00%, 02/15/2027
(g)
675 696
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
378 383
5.25%, 01/15/2029
(g)
565 582
US Concrete Inc
5.13%, 03/01/2029
(g)
390 397
6.38%, 06/01/2024 84 86
$ 13,173
Chemicals - 0.96%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
414 416
Ashland LLC
4.75%, 08/15/2022 120 126
6.88%, 05/15/2043 557 714
CF Industries Inc
3.45%, 06/01/2023 625 639
4.95%, 06/01/2043 515 617
5.15%, 03/15/2034 517 606
5.38%, 03/15/2044 621 762
Chemours Co/The
5.38%, 05/15/2027 375 368
6.63%, 05/15/2023 497 496
7.00%, 05/15/2025
(h)
575 579
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 279
Cornerstone Chemical Co
6.75%, 08/15/2024
(g)
6,853 6,442
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(g)
515 472
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 615
HB Fuller Co
4.00%, 02/15/2027 750 765
4.25%, 10/15/2028 930 943
Hexion Inc
7.88%, 07/15/2027
(g)
325 337
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(g)
545 583
INEOS Group Holdings SA
5.63%, 08/01/2024
(g)
430 435
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
440 471
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(g)
900 928
Methanex Corp
4.25%, 12/01/2024 275 276
5.25%, 12/15/2029 625 633

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
304
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Nouryon Holding BV
8.00%, 10/01/2026
(g),(h)
$ 525 $ 553
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 606
OCI NV
5.25%, 11/01/2024
(g)
485 496
Olin Corp
5.00%, 02/01/2030 520 524
5.13%, 09/15/2027 477 484
5.50%, 08/15/2022 190 195
5.63%, 08/01/2029 500 517
9.50%, 06/01/2025
(g)
375 443
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
432 426
Rayonier AM Products Inc
5.50%, 06/01/2024
(g)
790 577
SPCM SA
4.88%, 09/15/2025
(g)
395 406
TPC Group Inc
10.50%, 08/01/2024
(g)
705 589
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 1,033
Tronox Finance PLC
5.75%, 10/01/2025
(g)
880 878
Tronox Inc
6.50%, 04/15/2026
(g)
485 492
Valvoline Inc
4.25%, 02/15/2030
(g)
525 535
4.38%, 08/15/2025 318 327
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
15 13
WR Grace & Co-Conn
4.88%, 06/15/2027
(g)
1,210 1,261
5.63%, 10/01/2024
(g)
60 65
$ 28,922
Coal - 0.08%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
1,061 700
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g)
1,000 893
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(g)
340 304
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
585 582
$ 2,479
Commercial Services - 2.71%
ACE Cash Express Inc
12.00%, 12/15/2022
(g)
3 2
ADT Security Corp/The
3.50%, 07/15/2022 560 570
4.13%, 06/15/2023 315 327
4.88%, 07/15/2032
(g)
545 561
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
545 350
Algeco Global Finance Plc
8.00%, 02/15/2023
(g)
600 594
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
1,635 1,713
9.75%, 07/15/2027
(g)
1,005 1,072
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
2,725 2,715
4.63%, 10/01/2027
(g)
3,600 3,681
5.13%, 10/01/2024
(g)
253 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Aptim Corp
7.75%, 06/15/2025
(g)
$ 300 $ 184
APX Group Inc
6.75%, 02/15/2027
(g)
485 506
7.88%, 12/01/2022 508 506
8.50%, 11/01/2024 200 210
ASGN Inc
4.63%, 05/15/2028
(g)
7,020 7,219
Atento Luxco 1 SA
6.13%, 08/10/2022
(g)
100 92
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(g)
620 583
10.50%, 05/15/2025
(g)
400 458
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,122
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(g)
360 382
Cardtronics Inc / Cardtronics USA Inc
5.50%, 05/01/2025
(g)
91 92
Carriage Services Inc
6.63%, 06/01/2026
(g)
8 8
Cimpress PLC
7.00%, 06/15/2026
(g)
1,306 1,299
Garda World Security Corp
4.63%, 02/15/2027
(g)
460 449
8.75%, 05/15/2025
(g)
140 139
9.50%, 11/01/2027
(g)
475 507
Gartner Inc
4.50%, 07/01/2028
(g)
130 136
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,029 1,079
Herc Holdings Inc
5.50%, 07/15/2027
(g)
955 981
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(g)
1,380 1,425
5.00%, 06/15/2028
(g)
3,755 3,914
Korn Ferry
4.63%, 12/15/2027
(g)
50 51
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g),(h)
335 275
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(g)
5,005 4,917
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g),(h)
1,275 1,310
5.50%, 10/01/2021
(g)
47 47
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(g)
1,541 1,542
5.63%, 10/01/2028
(g)
1,425 1,475
North Queensland Export Terminal Pty Ltd
4.45%, 12/15/2022
(g),(h)
1,085 1,015
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
310 299
5.25%, 04/15/2024
(g)
1,385 1,449
5.75%, 04/15/2026
(g)
950 1,012
6.25%, 01/15/2028
(g)
1,015 1,026
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
10,170 10,863
8.25%, 11/15/2026
(g)
1,255 1,368
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(g)
405 417
Sabre GLBL Inc
5.25%, 11/15/2023
(g)
581 569
9.25%, 04/15/2025
(g)
775 854

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
305
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Service Corp International/US
3.38%, 08/15/2030 $ 200 $ 203
5.13%, 06/01/2029 565 617
8.00%, 11/15/2021 370 392
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(g)
760 780
Sotheby's
7.38%, 10/15/2027
(g),(h)
10,440 10,648
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
654 403
United Rentals North America Inc
3.88%, 11/15/2027 605 627
3.88%, 02/15/2031 900 909
4.00%, 07/15/2030 780 796
4.88%, 01/15/2028 1,564 1,642
5.25%, 01/15/2030 200 217
5.50%, 05/15/2027 765 813
5.88%, 09/15/2026 1,060 1,116
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
890 957
WEX Inc
4.75%, 02/01/2023
(g)
325 325
WW International Inc
8.63%, 12/01/2025
(g)
17 18
$ 82,087
Computers - 0.65%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
1,165 1,224
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(g)
4,475 4,542
Dell Inc
5.40%, 09/10/2040 150 162
6.50%, 04/15/2038 314 376
Diebold Nixdorf Inc
8.50%, 04/15/2024
(h)
300 273
9.38%, 07/15/2025
(g)
565 600
EMC Corp
3.38%, 06/01/2023 1,915 1,952
Everi Payments Inc
7.50%, 12/15/2025
(g)
102 103
MTS Systems Corp
5.75%, 08/15/2027
(g)
510 517
NCR Corp
5.00%, 10/01/2028
(g)
600 594
5.25%, 10/01/2030
(g)
151 149
5.75%, 09/01/2027
(g)
875 902
6.13%, 09/01/2029
(g)
835 875
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
3,300 3,388
8.25%, 02/01/2028
(g)
330 350
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(g)
994 1,009
Vericast Corp
8.38%, 08/15/2022
(g)
665 653
Western Digital Corp
4.75%, 02/15/2026 1,883 2,028
$ 19,697
Consumer Products - 0.09%
ACCO Brands Corp
5.25%, 12/15/2024
(g)
286 293
Central Garden & Pet Co
5.13%, 02/01/2028 642 679
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
721 730
Prestige Brands Inc
6.38%, 03/01/2024
(g)
228 233
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
5.75%, 07/15/2025 $ 785 $ 808
$ 2,743
Cosmetics & Personal Care - 0.15%
Avon International Capital PLC
6.50%, 08/15/2022
(g)
878 895
Avon Products Inc
7.00%, 03/15/2023 724 782
8.95%, 03/15/2043 240 305
Coty Inc
6.50%, 04/15/2026
(g)
1,033 808
Edgewell Personal Care Co
4.70%, 05/24/2022 405 417
5.50%, 06/01/2028
(g)
1,190 1,251
High Ridge Brands Co
0.00%, 03/15/2025
(d),(g)
4,938 99
$ 4,557
Distribution & Wholesale - 1.11%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
565 573
5.88%, 05/15/2026
(g)
450 467
Avient Corp
5.25%, 03/15/2023 355 380
5.75%, 05/15/2025
(g)
525 553
Core & Main Holdings LP
8.63%, PIK 9.38%, 09/15/2024
(g),(j),(k)
300 302
Core & Main LP
6.13%, 08/15/2025
(g)
580 589
H&E Equipment Services Inc
5.63%, 09/01/2025 493 511
HD Supply Inc
5.38%, 10/15/2026
(g)
595 622
IAA Inc
5.50%, 06/15/2027
(g)
8,328 8,755
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 939
Performance Food Group Inc
5.50%, 06/01/2024
(g)
4,260 4,281
5.50%, 10/15/2027
(g)
10,365 10,624
6.88%, 05/01/2025
(g)
2,426 2,566
Resideo Funding Inc
6.13%, 11/01/2026
(g)
703 678
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
405 420
Wolverine Escrow LLC
8.50%, 11/15/2024
(g)
517 403
9.00%, 11/15/2026
(g)
715 545
13.13%, 11/15/2027
(g)
420 286
$ 33,494
Diversified Financial Services - 4.90%
AerCap Holdings NV
5.88%, 10/10/2079
(l)
700 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.63%, 10/15/2027 3,575 3,543
6.50%, 07/15/2025 1,350 1,487
AG Issuer LLC
6.25%, 03/01/2028
(g)
299 292
Aircastle Ltd
4.25%, 06/15/2026 1,420 1,335
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
10,335 9,586
7.00%, 01/15/2026
(g)
6,075 6,092

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
5.75%, 11/20/2025 $ 1,755 $ 1,994
8.00%, 11/01/2031 2,215 3,058
8.00%, 11/01/2031 1,237 1,688
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 893
6.63%, 03/15/2026 4,284 4,445
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
575 476
Enova International Inc
8.50%, 09/01/2024
(g)
635 583
8.50%, 09/15/2025
(g)
170 156
Genworth Mortgage Holdings Inc
6.50%, 08/15/2025
(g)
770 803
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(j),(k)
860 576
goeasy Ltd
5.38%, 12/01/2024
(g)
445 450
Lincoln Financing SARL
3.63%, 04/01/2024
(g)
EUR 5,500 6,085
LPL Holdings Inc
4.63%, 11/15/2027
(g)
$ 160 164
5.75%, 09/15/2025
(g)
859 889
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(g)
3,080 3,072
6.00%, 01/15/2027
(g)
11,775 11,775
9.13%, 07/15/2026
(g)
595 636
Navient Corp
5.00%, 03/15/2027 575 537
5.50%, 01/25/2023 1,195 1,192
5.63%, 08/01/2033 122 105
5.88%, 10/25/2024 373 370
6.13%, 03/25/2024 455 461
6.50%, 06/15/2022 1,000 1,020
6.75%, 06/25/2025 550 558
6.75%, 06/15/2026 510 514
7.25%, 01/25/2022 625 645
7.25%, 09/25/2023 140 147
NFP Corp
6.88%, 08/15/2028
(g)
33,725 32,713
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(g)
223 207
OneMain Finance Corp
5.38%, 11/15/2029 985 1,012
5.63%, 03/15/2023 950 989
6.13%, 05/15/2022 675 703
6.13%, 03/15/2024 850 894
6.63%, 01/15/2028 11,845 12,954
6.88%, 03/15/2025 1,300 1,430
7.13%, 03/15/2026 2,624 2,909
7.75%, 10/01/2021 548 574
8.25%, 10/01/2023 1,000 1,103
8.88%, 06/01/2025 1,040 1,144
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
2,500 2,480
Quicken Loans LLC
5.25%, 01/15/2028
(g)
8,595 8,984
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.88%, 03/01/2031
(g)
6,985 6,872
SLM Corp
4.20%, 10/29/2025 1,080 1,094
5.13%, 04/05/2022 1,200 1,233
United Shore Financial Services LLC
5.50%, 11/15/2025
(g),(n)
4,675 4,732
$ 148,208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.74%
AES Corp/The
5.13%, 09/01/2027 $ 402 $ 431
5.50%, 04/15/2025 177 182
6.00%, 05/15/2026 384 402
Calpine Corp
4.50%, 02/15/2028
(g)
995 1,012
4.63%, 02/01/2029
(g)
525 530
5.00%, 02/01/2031
(g)
685 699
5.13%, 03/15/2028
(g)
1,050 1,083
5.25%, 06/01/2026
(g)
1,150 1,181
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
280 294
5.00%, 09/15/2026 100 103
Drax Finco PLC
6.63%, 11/01/2025
(g)
400 419
InterGen NV
7.00%, 06/30/2023
(g)
750 709
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
289 297
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(g)
600 629
4.50%, 09/15/2027
(g)
273 298
NRG Energy Inc
5.25%, 06/15/2029
(g)
1,340 1,452
5.75%, 01/15/2028 1,655 1,785
6.63%, 01/15/2027 1,293 1,361
7.25%, 05/15/2026 1,299 1,373
NSG Holdings LLC / NSG Holdings Inc
7.75%, 12/15/2025
(g)
94 100
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
565 589
PG&E Corp
5.25%, 07/01/2030 825 825
Talen Energy Supply LLC
6.50%, 06/01/2025 475 282
6.63%, 01/15/2028
(g)
345 330
7.25%, 05/15/2027
(g)
505 506
10.50%, 01/15/2026
(g)
798 544
TransAlta Corp
4.50%, 11/15/2022 321 332
6.50%, 03/15/2040 275 286
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
1,225 1,280
5.50%, 09/01/2026
(g)
1,250 1,294
5.63%, 02/15/2027
(g)
1,570 1,637
$ 22,245
Electrical Components & Equipment - 0.23%
Energizer Holdings Inc
7.75%, 01/15/2027
(g)
640 691
EnerSys
5.00%, 04/30/2023
(g)
838 861
WESCO Distribution Inc
5.38%, 12/15/2021 405 404
5.38%, 06/15/2024 11 11
7.13%, 06/15/2025
(g)
3,660 3,944
7.25%, 06/15/2028
(g)
1,070 1,172
$ 7,083
Electronics - 0.11%
Ingram Micro Inc
5.00%, 08/10/2022 480 495
5.45%, 12/15/2024 393 420
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 715
5.00%, 10/01/2025
(g)
576 629
5.63%, 11/01/2024
(g)
890 977

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
TTM Technologies Inc
5.63%, 10/01/2025
(g)
$ 158 $ 162
$ 3,398
Energy - Alternate Sources - 0.25%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
5,425 5,723
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
200 215
5.00%, 01/31/2028
(g)
720 790
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
142 154
5.75%, 09/30/2039
(g)
514 582
$ 7,464
Engineering & Construction - 0.36%
AECOM
5.13%, 03/15/2027 750 820
5.88%, 10/15/2024 16 18
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
640 601
Fluor Corp
3.50%, 12/15/2024 420 381
4.25%, 09/15/2028 505 452
frontdoor Inc
6.75%, 08/15/2026
(g)
915 977
Great Lakes Dredge & Dock Corp
8.00%, 05/15/2022 271 277
KBR Inc
4.75%, 09/30/2028
(g)
3,850 3,899
MasTec Inc
4.50%, 08/15/2028
(g)
485 498
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
569 588
9.75%, 07/15/2028
(g)
136 147
PowerTeam Services LLC
9.03%, 12/04/2025
(g)
595 630
TopBuild Corp
5.63%, 05/01/2026
(g)
478 490
Tutor Perini Corp
6.88%, 05/01/2025
(g),(h)
431 411
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
775 785
$ 10,974
Entertainment - 2.55%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
250 242
Boyne USA Inc
7.25%, 05/01/2025
(g)
2,128 2,223
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
2,490 2,551
8.13%, 07/01/2027
(g)
2,635 2,750
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
7,575 7,194
5.75%, 07/01/2025
(g)
5,465 5,605
CCM Merger Inc
6.00%, 03/15/2022
(g)
150 152
Cedar Fair LP
5.25%, 07/15/2029 650 590
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 96
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 857
5.50%, 05/01/2025
(g)
605 613
Churchill Downs Inc
4.75%, 01/15/2028
(g)
905 919
5.50%, 04/01/2027
(g)
660 683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
4.88%, 06/01/2023 $ 11,200 $ 9,390
8.75%, 05/01/2025
(g)
2,575 2,659
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
400 362
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(g)
475 442
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
80 89
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
310 259
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
50 50
International Game Technology PLC
5.25%, 01/15/2029
(g)
625 619
6.25%, 02/15/2022
(g)
586 600
6.25%, 01/15/2027
(g)
975 1,036
6.50%, 02/15/2025
(g)
660 706
Jacobs Entertainment Inc
7.88%, 02/01/2024
(g)
310 304
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
495 465
6.38%, 02/01/2024
(g)
435 418
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g)
4,190 3,851
4.88%, 11/01/2024
(g)
650 626
5.63%, 03/15/2026
(g)
3,439 3,284
6.50%, 05/15/2027
(g)
11,275 12,064
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
565 520
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(g)
1,025 953
Motion Bondco DAC
6.63%, 11/15/2027
(g),(h)
598 513
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
250 256
Powdr Corp
6.00%, 08/01/2025
(g)
240 242
Scientific Games International Inc
5.00%, 10/15/2025
(g)
765 768
7.00%, 05/15/2028
(g)
575 571
8.25%, 03/15/2026
(g)
900 913
SeaWorld Parks & Entertainment Inc
9.50%, 08/01/2025
(g)
585 614
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,341 1,246
5.50%, 04/15/2027
(g),(h)
375 349
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
95 101
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
5,325 5,059
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(g)
630 666
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 509
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
635 603
3.88%, 07/15/2030
(g)
430 433
5.50%, 04/15/2026
(g)
21 22
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
585 560
7.75%, 04/15/2025
(g)
485 510
$ 77,107

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 1.00%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
$ 440 $ 460
5.13%, 07/15/2029
(g)
300 326
Covanta Holding Corp
5.00%, 09/01/2030 6,940 7,061
5.88%, 07/01/2025 6,342 6,557
6.00%, 01/01/2027 5,173 5,387
GFL Environmental Inc
4.25%, 06/01/2025
(g)
405 413
5.13%, 12/15/2026
(g)
615 646
7.00%, 06/01/2026
(g)
2,862 2,984
8.50%, 05/01/2027
(g)
4,285 4,671
Harsco Corp
5.75%, 07/31/2027
(g)
595 609
Stericycle Inc
5.38%, 07/15/2024
(g)
190 198
Tervita Corp
7.63%, 12/01/2021
(g)
525 504
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
431 435
$ 30,251
Food - 2.60%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(g)
445 452
3.50%, 03/15/2029
(g)
790 766
4.63%, 01/15/2027
(g)
1,155 1,191
4.88%, 02/15/2030
(g)
800 850
5.75%, 03/15/2025 784 808
5.88%, 02/15/2028
(g)
612 647
7.50%, 03/15/2026
(g)
725 803
B&G Foods Inc
5.25%, 04/01/2025 589 607
5.25%, 09/15/2027 575 595
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
3,575 3,587
7.50%, 04/15/2025
(g)
755 775
Clearwater Seafoods Inc
6.88%, 05/01/2025
(g)
190 197
Dole Food Co Inc
7.25%, 06/15/2025
(g)
656 656
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 359
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
743 711
Ingles Markets Inc
5.75%, 06/15/2023 42 42
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
1,465 1,506
6.75%, 02/15/2028
(g)
1,455 1,600
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
1,020 1,109
6.50%, 04/15/2029
(g)
1,145 1,287
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
780 839
Kraft Heinz Foods Co
3.00%, 06/01/2026 1,815 1,844
3.75%, 04/01/2030
(g)
1,280 1,345
3.88%, 05/15/2027
(g)
1,065 1,127
3.95%, 07/15/2025 1,334 1,443
4.00%, 06/15/2023 540 572
4.25%, 03/01/2031
(g)
765 830
4.38%, 06/01/2046 2,845 2,920
4.63%, 01/30/2029 1,355 1,512
4.63%, 10/01/2039
(g)
825 885
4.88%, 10/01/2049
(g)
1,750 1,850
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
5.00%, 07/15/2035 $ 1,265 $ 1,458
5.00%, 06/04/2042 2,203 2,421
5.20%, 07/15/2045 1,505 1,667
5.50%, 06/01/2050
(g)
630 718
6.50%, 02/09/2040 370 470
6.75%, 03/15/2032 305 401
6.88%, 01/26/2039 1,110 1,485
7.13%, 08/01/2039
(g)
1,050 1,416
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 862
4.88%, 11/01/2026
(g)
1,235 1,283
Pilgrim's Pride Corp
5.75%, 03/15/2025
(g)
1,420 1,454
5.88%, 09/30/2027
(g)
1,074 1,135
Post Holdings Inc
4.63%, 04/15/2030
(g)
1,445 1,485
5.00%, 08/15/2026
(g)
7,013 7,272
5.50%, 12/15/2029
(g)
665 719
5.63%, 01/15/2028
(g)
1,730 1,825
5.75%, 03/01/2027
(g)
2,289 2,398
Safeway Inc
7.25%, 02/01/2031 200 226
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 1,059
Simmons Foods Inc
5.75%, 11/01/2024
(g)
600 593
7.75%, 01/15/2024
(g)
195 203
TreeHouse Foods Inc
4.00%, 09/01/2028 720 721
6.00%, 02/15/2024
(g)
1,600 1,630
US Foods Inc
5.88%, 06/15/2024
(g)
635 633
6.25%, 04/15/2025
(g)
10,900 11,391
$ 78,640
Food Service - 0.66%
Aramark Services Inc
4.75%, 06/01/2026 580 576
5.00%, 04/01/2025
(g)
550 558
5.00%, 02/01/2028
(g)
3,625 3,657
6.38%, 05/01/2025
(g)
14,335 15,036
$ 19,827
Forest Products & Paper - 0.10%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
545 548
Mercer International Inc
5.50%, 01/15/2026 703 666
6.50%, 02/01/2024 1,275 1,281
7.38%, 01/15/2025 450 458
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 181
$ 3,134
Gas - 0.06%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 247 264
5.63%, 05/20/2024 536 570
5.75%, 05/20/2027 421 461
5.88%, 08/20/2026 533 584
$ 1,879
Hand & Machine Tools - 0.13%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g)
3,315 3,062
Colfax Corp
6.00%, 02/15/2024
(g)
140 146
6.38%, 02/15/2026
(g)
317 334

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools (continued)
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
$ 375 $ 350
$ 3,892
Healthcare - Products - 0.11%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
1,250 1,295
Hill-Rom Holdings Inc
5.00%, 02/15/2025
(g)
202 207
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(g)
930 972
Teleflex Inc
4.63%, 11/15/2027 565 596
4.88%, 06/01/2026 320 333
$ 3,403
Healthcare - Services - 6.31%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,430 4,564
5.50%, 07/01/2028
(g)
3,800 3,952
5.63%, 02/15/2023 522 524
6.50%, 03/01/2024 429 439
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
1,000 1,060
Air Methods Corp
8.00%, 05/15/2025
(g),(h)
470 343
Catalent Pharma Solutions Inc
4.88%, 01/15/2026
(g)
339 346
5.00%, 07/15/2027
(g)
570 594
Centene Corp
3.38%, 02/15/2030 2,260 2,348
4.25%, 12/15/2027 2,300 2,421
4.63%, 12/15/2029 3,300 3,593
4.75%, 01/15/2025 1,000 1,027
4.75%, 01/15/2025 500 514
5.38%, 06/01/2026
(g)
2,450 2,578
5.38%, 08/15/2026
(g)
400 423
Charles River Laboratories International Inc
4.25%, 05/01/2028
(g)
900 940
5.50%, 04/01/2026
(g)
480 502
CHS/Community Health Systems Inc
6.25%, 03/31/2023 2,158 2,139
6.63%, 02/15/2025
(g)
950 926
6.88%, 02/01/2022 188 170
8.00%, 03/15/2026
(g)
374 375
8.00%, 12/15/2027
(g)
525 517
8.13%, 06/30/2024
(g)
1,040 799
8.63%, 01/15/2024
(g)
855 868
9.88%, 06/30/2023
(g),(j)
2,000 1,670
DaVita Inc
3.75%, 02/15/2031
(g)
11,275 10,838
4.63%, 06/01/2030
(g)
1,415 1,439
Encompass Health Corp
4.50%, 02/01/2028 3,630 3,718
4.63%, 04/01/2031 3,528 3,634
4.75%, 02/01/2030 570 594
5.13%, 03/15/2023 250 252
5.75%, 11/01/2024 25 25
5.75%, 09/15/2025 2,642 2,728
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
14,950 7,027
HCA Inc
3.50%, 09/01/2030 2,000 2,045
5.38%, 02/01/2025 2,682 2,970
5.38%, 09/01/2026 300 337
5.63%, 09/01/2028 1,105 1,286
5.88%, 05/01/2023 978 1,064
5.88%, 02/15/2026 1,210 1,367
5.88%, 02/01/2029 810 953
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc   (continued)
7.50%, 11/06/2033 $ 413 $ 558
7.50%, 11/15/2095 500 635
7.69%, 06/15/2025 225 268
IQVIA Inc
5.00%, 10/15/2026
(g)
1,062 1,101
5.00%, 05/15/2027
(g)
900 943
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
3,660 3,622
6.75%, 04/15/2025
(g)
485 513
Magellan Health Inc
4.90%, 09/22/2024 325 342
MEDNAX Inc
5.25%, 12/01/2023
(g)
576 580
6.25%, 01/15/2027
(g)
810 836
Molina Healthcare Inc
4.88%, 06/15/2025
(g)
483 493
5.38%, 11/15/2022 775 805
One Call Corp
8.25%, PIK 11.50%, 07/01/2024
(g),(j),(k)
58,703 58,703
Radiology Partners Inc
9.25%, 02/01/2028
(g)
7,190 7,664
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,832
Select Medical Corp
6.25%, 08/15/2026
(g)
500 527
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g),(h)
6,119 6,028
10.00%, 04/15/2027
(g)
680 726
Tenet Healthcare Corp
4.63%, 07/15/2024 3,775 3,839
4.63%, 09/01/2024
(g)
2,170 2,222
4.63%, 06/15/2028
(g)
4,000 4,055
4.88%, 01/01/2026
(g)
8,042 8,158
5.13%, 05/01/2025 1,120 1,108
5.13%, 11/01/2027
(g)
1,833 1,888
6.13%, 10/01/2028
(g)
2,820 2,735
6.25%, 02/01/2027
(g)
1,295 1,345
6.75%, 06/15/2023 1,368 1,443
6.88%, 11/15/2031 285 285
7.50%, 04/01/2025
(g)
570 614
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 441
West Street Merger Sub Inc
6.38%, 09/01/2025
(g)
2,661 2,700
$ 190,918
Holding Companies - Diversified - 0.05%
Stena AB
7.00%, 02/01/2024
(g),(h)
425 404
Stena International SA
5.75%, 03/01/2024
(g),(h)
285 275
6.13%, 02/01/2025
(g)
285 268
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
488 463
$ 1,410
Home Builders - 0.95%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
900 904
6.75%, 08/01/2025
(g)
190 196
Beazer Homes USA Inc
5.88%, 10/15/2027 245 249
6.75%, 03/15/2025 151 155
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
4.88%, 02/15/2030
(g)
405 385

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
310
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Brookfield Residential Properties Inc / Brookfield
Residential US Corp   (continued)
6.25%, 09/15/2027
(g)
$ 485 $ 497
6.38%, 05/15/2025
(g)
591 594
Century Communities Inc
5.88%, 07/15/2025 711 732
6.75%, 06/01/2027 400 426
Forestar Group Inc
8.00%, 04/15/2024
(g)
360 374
KB Home
4.80%, 11/15/2029 144 155
7.00%, 12/15/2021 375 390
7.50%, 09/15/2022 474 518
7.63%, 05/15/2023 30 33
Lennar Corp
4.13%, 01/15/2022 580 594
4.50%, 04/30/2024 490 528
4.75%, 11/15/2022 1,200 1,261
4.75%, 05/30/2025 485 532
4.75%, 11/29/2027 500 572
4.88%, 12/15/2023 600 650
5.00%, 06/15/2027 457 522
5.25%, 06/01/2026 232 263
5.38%, 10/01/2022
(h)
73 78
5.88%, 11/15/2024 1,307 1,469
6.25%, 12/15/2021 752 771
M/I Homes Inc
4.95%, 02/01/2028 181 187
5.63%, 08/01/2025 231 237
Mattamy Group Corp
4.63%, 03/01/2030
(g)
485 492
5.25%, 12/15/2027
(g)
405 428
MDC Holdings Inc
5.50%, 01/15/2024 883 945
6.00%, 01/15/2043 400 500
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,357
7.00%, 04/01/2022 830 883
New Home Co Inc/The
7.25%, 04/01/2022 900 913
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
525 554
PulteGroup Inc
5.00%, 01/15/2027 450 515
5.50%, 03/01/2026 560 647
6.00%, 02/15/2035 212 263
6.38%, 05/15/2033 320 408
7.88%, 06/15/2032 179 253
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(g)
365 369
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
405 440
5.75%, 01/15/2028
(g)
355 394
6.63%, 07/15/2027
(g)
90 97
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 709
5.88%, 04/15/2023
(g)
566 599
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 340
4.35%, 02/15/2028 740 808
4.38%, 04/15/2023 811 849
4.88%, 03/15/2027 345 391
5.63%, 01/15/2024 383 418
5.88%, 02/15/2022 430 447
TRI Pointe Group Inc
5.25%, 06/01/2027 795 855
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 $ 376 $ 407
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
240 254
$ 28,807
Home Furnishings - 0.02%
Tempur Sealy International Inc
5.50%, 06/15/2026 533 554
Housewares - 0.20%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
505 533
Newell Brands Inc
4.00%, 06/15/2022 200 205
4.00%, 12/01/2024 200 208
4.35%, 04/01/2023 1,125 1,174
4.70%, 04/01/2026 1,550 1,651
4.88%, 06/01/2025 400 433
5.50%, 04/01/2046 697 823
5.87%, 04/01/2036 375 439
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 500 531
5.25%, 12/15/2026 187 199
$ 6,196
Insurance - 2.60%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(g)
20,022 20,057
8.13%, 02/15/2024
(g)
13,045 13,642
10.13%, 08/01/2026
(g)
497 550
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
7,875 7,816
6.75%, 10/15/2027
(g)
824 865
AmWINS Group Inc
7.75%, 07/01/2026
(g)
645 688
Assurant Inc
7.00%, 03/27/2048
(l)
315 343
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(g)
17,614 18,099
Genworth Holdings Inc
4.80%, 02/15/2024 383 350
4.90%, 08/15/2023 625 578
6.50%, 06/15/2034 150 141
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
1,910 2,039
HUB International Ltd
7.00%, 05/01/2026
(g)
9,057 9,284
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
505 619
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 822
5.75%, 08/15/2023 432 460
Radian Group Inc
4.50%, 10/01/2024 1,353 1,373
4.88%, 03/15/2027 470 481
USI Inc/NY
6.88%, 05/01/2025
(g)
532 541
$ 78,748
Internet - 1.09%
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
1,665 1,652
5.63%, 09/15/2028
(g)
3,869 3,908
Cogent Communications Group Inc
5.38%, 03/01/2022
(g)
575 585
EIG Investors Corp
10.88%, 02/01/2024 280 291

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Getty Images Inc
9.75%, 03/01/2027
(g)
$ 250 $ 252
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(g)
695 728
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
621 646
Match Group Holdings II LLC
4.13%, 08/01/2030
(g)
945 965
5.00%, 12/15/2027
(g)
670 697
5.63%, 02/15/2029
(g)
695 749
Netflix Inc
3.63%, 06/15/2025
(g)
875 909
4.38%, 11/15/2026 1,856 2,015
4.88%, 04/15/2028 1,926 2,166
4.88%, 06/15/2030
(g)
800 913
5.38%, 11/15/2029
(g)
699 819
5.50%, 02/15/2022 540 567
5.75%, 03/01/2024 1,125 1,245
5.88%, 02/15/2025 725 820
5.88%, 11/15/2028 2,600 3,106
6.38%, 05/15/2029 1,000 1,225
NortonLifeLock Inc
3.95%, 06/15/2022 250 256
5.00%, 04/15/2025
(g)
1,092 1,112
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
885 823
TripAdvisor Inc
7.00%, 07/15/2025
(g)
405 421
Twitter Inc
3.88%, 12/15/2027
(g)
565 593
Uber Technologies Inc
7.50%, 05/15/2025
(g)
990 1,041
7.50%, 09/15/2027
(g)
945 988
8.00%, 11/01/2026
(g)
1,793 1,889
VeriSign Inc
4.75%, 07/15/2027 1,035 1,097
5.25%, 04/01/2025 395 443
$ 32,921
Investment Companies - 0.19%
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(g)
265 278
FS Energy and Power Fund
7.50%, 08/15/2023
(g)
155 138
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 495 504
5.25%, 05/15/2027 770 797
6.25%, 02/01/2022 1,000 1,002
6.25%, 05/15/2026 1,200 1,245
6.38%, 12/15/2025 1,225 1,256
6.75%, 02/01/2024 585 597
$ 5,817
Iron & Steel - 1.75%
Allegheny Technologies Inc
5.88%, 12/01/2027
(h)
2,775 2,612
7.88%, 08/15/2023 2,183 2,204
ArcelorMittal SA
3.60%, 07/16/2024 890 926
4.25%, 07/16/2029 465 490
4.55%, 03/11/2026 915 985
7.00%, 03/01/2041 570 687
7.25%, 10/15/2039 773 945
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
13,530 14,173
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
6,090 6,272
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Carpenter Technology Corp
6.38%, 07/15/2028 $ 325 $ 341
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
1,380 1,373
5.75%, 03/01/2025 375 362
5.88%, 06/01/2027 566 550
6.25%, 10/01/2040 300 255
6.75%, 03/15/2026
(g)
6,025 6,326
9.88%, 10/17/2025
(g)
1,100 1,258
Commercial Metals Co
4.88%, 05/15/2023 766 799
5.38%, 07/15/2027 154 161
5.75%, 04/15/2026 53 55
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g)
295 292
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,075 1,172
Specialty Steel
10.68%, 11/15/2022
(e),(f),(i),(j)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026 537 410
6.88%, 08/15/2025
(h)
614 487
12.00%, 06/01/2025
(g)
990 1,099
$ 52,914
Leisure Products & Services - 0.75%
Carlson Travel Inc
9.50%, PIK 0.00%, 12/15/2026
(g),(h),(j),(k)
12,676 6,845
Carnival Corp
9.88%, 08/01/2027
(g)
1,035 1,076
10.50%, 02/01/2026
(g)
625 677
11.50%, 04/01/2023
(g)
3,270 3,592
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(h)
315 260
LTF Merger Sub Inc
8.50%, 06/15/2023
(g)
100 91
NCL Corp Ltd
3.63%, 12/15/2024
(g)
455 314
10.25%, 02/01/2026
(g)
605 623
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 395 288
5.25%, 11/15/2022 1,175 1,049
7.50%, 10/15/2027
(h)
565 491
9.13%, 06/15/2023
(g)
1,350 1,406
10.88%, 06/01/2023
(g)
765 834
11.50%, 06/01/2025
(g)
2,065 2,362
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(g)
680 684
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
900 702
13.00%, 05/15/2025
(g)
700 793
Vista Outdoor Inc
5.88%, 10/01/2023 125 126
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 472
$ 22,685
Lodging - 1.77%
Boyd Gaming Corp
4.75%, 12/01/2027 825 802
6.00%, 08/15/2026 5,725 5,866
6.38%, 04/01/2026 5,710 5,925
8.63%, 06/01/2025
(g)
500 547
Diamond Resorts International Inc
7.75%, 09/01/2023
(g)
550 516
10.75%, 09/01/2024
(g)
935 848
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 92 91
4.88%, 01/15/2030 1,510 1,553
5.13%, 05/01/2026 1,000 1,012

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Domestic Operating Co Inc   (continued)
5.38%, 05/01/2025
(g)
$ 153 $ 158
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 380
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 1,188 1,199
4.88%, 04/01/2027 1,520 1,538
Marriott Ownership Resorts Inc
6.13%, 09/15/2025
(g)
405 422
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 901
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
845 814
5.75%, 07/21/2028
(g)
405 404
MGM China Holdings Ltd
5.25%, 06/18/2025
(g)
405 407
5.38%, 05/15/2024
(g)
730 730
5.88%, 05/15/2026
(g)
730 737
MGM Resorts International
4.63%, 09/01/2026 200 197
4.75%, 10/15/2028 1,475 1,442
5.50%, 04/15/2027 533 538
5.75%, 06/15/2025 1,198 1,245
6.00%, 03/15/2023 1,045 1,084
6.75%, 05/01/2025 800 842
7.75%, 03/15/2022 831 873
Station Casinos LLC
4.50%, 02/15/2028
(g)
625 592
5.00%, 10/01/2025
(g)
13,063 12,998
Studio City Finance Ltd
6.00%, 07/15/2025
(g)
405 405
6.50%, 01/15/2028
(g)
405 399
Wyndham Destinations Inc
3.90%, 03/01/2023 82 80
4.25%, 03/01/2022 440 441
5.65%, 04/01/2024 266 272
6.00%, 04/01/2027 280 288
6.63%, 07/31/2026
(g)
525 559
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
720 716
5.38%, 04/15/2026
(g)
465 471
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
645 615
5.25%, 05/15/2027
(g)
875 814
5.50%, 03/01/2025
(g)
1,420 1,360
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
425 408
5.13%, 12/15/2029
(g)
810 750
5.50%, 01/15/2026
(g)
750 728
5.50%, 10/01/2027
(g)
565 530
$ 53,497
Machinery - Construction & Mining - 0.13%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
1,592 1,608
5.38%, 07/15/2026
(g)
1,006 1,043
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 231
Terex Corp
5.63%, 02/01/2025
(g)
998 1,013
$ 3,895
Machinery - Diversified - 0.72%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(g)
201 204
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
416 400
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Husky III Holding Ltd
13.00%, PIK 0.00%, 02/15/2025
(g),(j),(k)
$ 100 $ 106
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
5,945 5,469
Mueller Water Products Inc
5.50%, 06/15/2026
(g)
2,524 2,607
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
1,242 1,267
SPX FLOW Inc
5.88%, 08/15/2026
(g)
3,010 3,137
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,063 1,136
Tennant Co
5.63%, 05/01/2025 239 248
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
5,646 5,632
Vertical Holdco GmbH
7.63%, 07/15/2028
(g)
360 374
Vertical US Newco Inc
5.25%, 07/15/2027
(g)
1,260 1,297
$ 21,877
Media - 6.71%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,000 970
7.50%, 05/15/2026
(g)
2,181 2,276
AMC Networks Inc
4.75%, 08/01/2025 582 580
5.00%, 04/01/2024 5,198 5,223
Belo Corp
7.25%, 09/15/2027 170 187
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
405 409
4.25%, 02/01/2031
(g)
2,425 2,485
4.50%, 08/15/2030
(g)
3,170 3,294
4.50%, 05/01/2032
(g)
5,185 5,360
4.75%, 03/01/2030
(g)
6,170 6,490
5.00%, 02/01/2028
(g)
5,900 6,198
5.13%, 05/01/2027
(g)
2,969 3,117
5.38%, 05/01/2025
(g)
411 422
5.38%, 06/01/2029
(g)
1,305 1,413
5.50%, 05/01/2026
(g)
1,280 1,331
5.75%, 02/15/2026
(g)
10,237 10,612
5.88%, 05/01/2027
(g)
1,380 1,440
Cengage Learning Inc
9.50%, 06/15/2024
(g)
718 580
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 1,421 1,230
CSC Holdings LLC
3.38%, 02/15/2031
(g)
750 721
4.13%, 12/01/2030
(g)
825 839
4.63%, 12/01/2030
(g)
13,700 13,700
5.25%, 06/01/2024 1,136 1,213
5.38%, 02/01/2028
(g)
1,100 1,169
5.50%, 05/15/2026
(g)
2,223 2,313
5.50%, 04/15/2027
(g)
1,056 1,113
5.75%, 01/15/2030
(g)
2,676 2,861
5.88%, 09/15/2022 523 552
6.50%, 02/01/2029
(g)
1,770 1,964
6.75%, 11/15/2021 804 840
7.50%, 04/01/2028
(g)
5,620 6,153
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
500 465
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
2,615 1,528
6.63%, 08/15/2027
(g),(h)
16,800 6,706

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.00%, 03/15/2023 $ 1,779 $ 1,792
5.88%, 07/15/2022 2,555 2,632
5.88%, 11/15/2024 1,579 1,588
7.38%, 07/01/2028 750 756
7.75%, 07/01/2026 1,181 1,252
Entercom Media Corp
6.50%, 05/01/2027
(g)
345 300
7.25%, 11/01/2024
(g)
322 270
EW Scripps Co/The
5.13%, 05/15/2025
(g)
142 135
Gray Television Inc
5.88%, 07/15/2026
(g)
400 416
7.00%, 05/15/2027
(g)
735 793
Houghton Mifflin Harcourt Publishers Inc
9.00%, 02/15/2025
(g)
245 238
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
405 387
5.25%, 08/15/2027
(g)
390 385
6.38%, 05/01/2026 775 807
8.38%, 05/01/2027 1,145 1,111
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
1,100 1,169
Liberty Interactive LLC
8.25%, 02/01/2030 435 471
8.50%, 07/15/2029 175 189
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(g)
500 375
Meredith Corp
6.88%, 02/01/2026 1,020 845
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(g)
8,450 8,544
5.63%, 07/15/2027
(g)
12,250 12,771
Quebecor Media Inc
5.75%, 01/15/2023 685 735
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
200 201
6.50%, 09/15/2028
(g)
800 825
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
375 365
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
278 261
5.63%, 08/01/2024
(g)
184 184
5.88%, 03/15/2026
(g)
270 266
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
768 774
4.13%, 07/01/2030
(g)
1,550 1,593
4.63%, 07/15/2024
(g)
1,150 1,186
5.00%, 08/01/2027
(g)
1,761 1,844
5.38%, 07/15/2026
(g)
9,660 10,061
5.50%, 07/01/2029
(g)
1,388 1,511
SportsNet New York
10.25%, 01/15/2025
(e),(f),(i)
4,130 4,089
TEGNA Inc
4.63%, 03/15/2028
(g)
750 740
4.75%, 03/15/2026
(g)
200 205
5.00%, 09/15/2029 1,575 1,595
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
800 840
Townsquare Media Inc
6.50%, 04/01/2023
(g)
1,000 930
Univision Communications Inc
5.13%, 02/15/2025
(g)
1,229 1,207
6.63%, 06/01/2027
(g)
1,225 1,239
UPC Holding BV
5.50%, 01/15/2028
(g)
430 444
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Urban One Inc
7.38%, 04/15/2022
(g)
$ 2,540 $ 2,362
ViacomCBS Inc
5.87%, 02/28/2057
(l)
218 220
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(l)
352 383
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 1,700 1,781
5.13%, 04/15/2027
(g)
664 702
5.38%, 06/15/2024
(g)
617 671
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
6,976 6,941
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
525 533
5.50%, 08/15/2026
(g)
9,020 9,384
5.50%, 05/15/2029
(g)
1,215 1,298
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
405 404
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
4,705 4,834
6.00%, 01/15/2027
(g)
2,600 2,697
Ziggo BV
4.88%, 01/15/2030
(g)
565 586
5.50%, 01/15/2027
(g)
6,010 6,236
$ 203,107
Metal Fabrication & Hardware - 0.22%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,000 5,232
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
640 646
Hillman Group Inc/The
6.38%, 07/15/2022
(g)
898 887
$ 6,765
Mining - 2.36%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(g)
605 637
6.13%, 05/15/2028
(g)
430 462
6.75%, 09/30/2024
(g)
393 405
7.00%, 09/30/2026
(g)
580 610
Arconic Corp
6.00%, 05/15/2025
(g)
565 598
6.13%, 02/15/2028
(g)
12,872 13,563
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(g)
1,000 1,055
Century Aluminum Co
12.00%, 07/01/2025
(g)
6,980 7,312
Coeur Mining Inc
5.88%, 06/01/2024 78 78
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,279
6.75%, 12/01/2027
(g)
353 383
Constellium SE
5.63%, 06/15/2028
(g)
1,650 1,719
5.75%, 05/15/2024
(g)
466 472
5.88%, 02/15/2026
(g)
500 505
6.63%, 03/01/2025
(g)
3,087 3,133
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(g)
325 211
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
485 519
4.75%, 05/15/2022
(g)
593 607
5.13%, 03/15/2023
(g)
300 313
5.13%, 05/15/2024
(g)
1,242 1,329
Freeport-McMoRan Inc
3.55%, 03/01/2022 430 436
3.88%, 03/15/2023 525 542
4.13%, 03/01/2028 250 255

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
4.25%, 03/01/2030 $ 485 $ 510
4.38%, 08/01/2028 525 548
4.55%, 11/14/2024 590 634
4.63%, 08/01/2030 685 731
5.00%, 09/01/2027 200 209
5.25%, 09/01/2029
(h)
485 524
5.40%, 11/14/2034 605 693
5.45%, 03/15/2043 1,510 1,718
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
4,063 4,354
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 457
Kaiser Aluminum Corp
6.50%, 05/01/2025
(g)
2,325 2,464
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(g)
15,820 158
Novelis Corp
4.75%, 01/30/2030
(g)
9,300 9,431
5.88%, 09/30/2026
(g)
7,205 7,434
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g)
335 348
Real Alloy Holding Inc
0.00%, PIK 11.00%, 11/30/2023
(d),(e),(f),(i),(j),(k)
4,697 4,697
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
100 96
$ 71,429
Miscellaneous Manufacturers - 0.31%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
495 520
Bombardier Inc
5.75%, 03/15/2022
(g)
300 285
6.00%, 10/15/2022
(g)
890 791
6.13%, 01/15/2023
(g)
782 675
7.45%, 05/01/2034
(g)
200 142
7.50%, 12/01/2024
(g)
400 302
7.50%, 03/15/2025
(g)
1,123 817
7.88%, 04/15/2027
(g)
1,455 1,060
8.75%, 12/01/2021
(g)
780 776
FXI Holdings Inc
7.88%, 11/01/2024
(g)
543 508
12.25%, 11/15/2026
(g)
693 724
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 704
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,369
Koppers Inc
6.00%, 02/15/2025
(g)
399 408
LSB Industries Inc
9.63%, 05/01/2023
(g),(h)
345 337
$ 9,418
Office & Business Equipment - 0.16%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 1,090 1,089
4.13%, 05/01/2025 300 312
4.25%, 04/01/2028 485 501
5.50%, 12/01/2024 920 1,017
Pitney Bowes Inc
4.63%, 03/15/2024
(h)
351 341
5.95%, 04/01/2023 250 249
Xerox Corp
3.80%, 05/15/2024 215 221
4.38%, 03/15/2023 715 744
4.80%, 03/01/2035 180 171
6.75%, 12/15/2039 280 294
$ 4,939
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 6.14%
Aker BP ASA
5.88%, 03/31/2025
(g)
$ 365 $ 377
Antero Resources Corp
5.00%, 03/01/2025 450 333
5.13%, 12/01/2022 581 538
5.38%, 11/01/2021 1 1
Apache Corp
4.25%, 01/15/2030 755 667
4.38%, 10/15/2028 423 387
4.63%, 11/15/2025 376 357
4.75%, 04/15/2043 954 844
4.88%, 11/15/2027 2,910 2,731
5.10%, 09/01/2040 1,570 1,441
5.25%, 02/01/2042 660 604
5.35%, 07/01/2049 580 505
6.00%, 01/15/2037 735 695
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 796
10.00%, 04/01/2022
(g)
964 964
Athabasca Oil Corp
9.88%, 02/24/2022
(g)
361 122
Baytex Energy Corp
5.63%, 06/01/2024
(g)
438 242
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01/15/2022 280 277
7.75%, 04/15/2023
(h)
365 350
11.00%, 04/15/2025
(g)
440 426
Cenovus Energy Inc
3.80%, 09/15/2023 1,600 1,625
4.25%, 04/15/2027 1,245 1,267
5.25%, 06/15/2037 800 783
5.38%, 07/15/2025 8,685 9,157
5.40%, 06/15/2047 855 844
6.75%, 11/15/2039 1,325 1,473
CNX Resources Corp
7.25%, 03/14/2027
(g)
525 554
Comstock Resources Inc
7.50%, 05/15/2025
(g)
625 620
9.75%, 08/15/2026 850 896
9.75%, 08/15/2026 685 722
Continental Resources Inc/OK
3.80%, 06/01/2024 1,300 1,211
4.38%, 01/15/2028 825 742
4.50%, 04/15/2023 1,000 951
4.90%, 06/01/2044 550 455
5.00%, 09/15/2022 1,081 1,065
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
859 845
CVR Energy Inc
5.25%, 02/15/2025
(g)
385 280
5.75%, 02/15/2028
(g)
300 205
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
757 761
5.75%, 01/30/2028
(g)
2,735 2,837
6.63%, 07/15/2025
(g)
485 503
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(g)
2,180 1,608
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
620 214
EQT Corp
3.00%, 10/01/2022 1,500 1,498
3.90%, 10/01/2027 1,116 1,072
7.88%, 02/01/2025 1,000 1,112
8.75%, 02/01/2030 725 901

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Gulfport Energy Corp
6.00%, 10/15/2024 $ 655 $ 357
6.38%, 05/15/2025 540 300
6.38%, 01/15/2026 440 241
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(g)
5,381 4,974
6.25%, 11/01/2028
(g)
385 353
Indigo Natural Resources LLC
6.88%, 02/15/2026
(g)
325 319
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(g)
325 283
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,660 6,860
Laredo Petroleum Inc
10.13%, 01/15/2028 300 130
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
285 271
Matador Resources Co
5.88%, 09/15/2026 1,050 845
MEG Energy Corp
6.50%, 01/15/2025
(g)
2,637 2,564
7.00%, 03/31/2024
(g)
648 616
7.13%, 02/01/2027
(g)
8,680 7,809
Montage Resources Corp
8.88%, 07/15/2023 375 381
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
709 353
10.50%, 05/15/2027
(g),(h)
500 257
Murphy Oil Corp
4.95%, 12/01/2022 11 11
5.75%, 08/15/2025 31 25
6.37%, 12/01/2042 245 183
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
480 192
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
800 696
Newfield Exploration Co
5.38%, 01/01/2026 745 700
5.63%, 07/01/2024 970 938
5.75%, 01/30/2022 710 715
Occidental Petroleum Corp
2.70%, 08/15/2022 14,601 13,503
2.70%, 02/15/2023 2,332 2,087
2.90%, 08/15/2024 6,685 5,564
3.00%, 02/15/2027 8,570 6,470
3.13%, 02/15/2022 1,410 1,340
3.20%, 08/15/2026 3,425 2,645
3.40%, 04/15/2026 7,315 5,722
3.50%, 06/15/2025 560 452
3.50%, 08/15/2029 4,725 3,408
4.20%, 03/15/2048 1,410 916
4.30%, 08/15/2039 1,000 680
4.40%, 04/15/2046 1,925 1,294
4.40%, 08/15/2049 95 64
4.50%, 07/15/2044 1,090 744
4.63%, 06/15/2045 560 378
5.55%, 03/15/2026 200 174
6.20%, 03/15/2040 555 451
6.45%, 09/15/2036 4,275 3,463
6.60%, 03/15/2046 825 683
6.63%, 09/01/2030 3,125 2,738
6.95%, 07/01/2024 435 411
7.50%, 05/01/2031 1,005 917
7.88%, 09/15/2031 545 496
7.95%, 06/15/2039 740 681
8.88%, 07/15/2030 2,755 2,696
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ovintiv Inc
3.90%, 11/15/2021 $ 660 $ 662
5.15%, 11/15/2041 460 365
6.50%, 08/15/2034 795 747
6.50%, 02/01/2038 605 553
6.63%, 08/15/2037 585 540
7.20%, 11/01/2031 480 476
7.38%, 11/01/2031 590 594
8.13%, 09/15/2030 440 457
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
225 182
Parkland Corp/Canada
5.88%, 07/15/2027
(g)
305 315
6.00%, 04/01/2026
(g)
245 253
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(g)
570 593
5.25%, 08/15/2025
(g)
630 649
5.38%, 01/15/2025
(g)
473 484
5.63%, 10/15/2027
(g)
1,415 1,505
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 331
5.15%, 11/15/2029 1,255 943
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028
(g)
1,000 385
7.25%, 06/15/2025 495 205
9.25%, 05/15/2025
(g)
725 643
PDC Energy Inc
5.75%, 05/15/2026 8,385 7,903
6.13%, 09/15/2024 495 481
Precision Drilling Corp
5.25%, 11/15/2024 213 138
7.13%, 01/15/2026
(g)
250 157
Puma International Financing SA
5.00%, 01/24/2026
(g)
530 436
5.13%, 10/06/2024
(g)
400 337
QEP Resources Inc
5.25%, 05/01/2023 232 184
5.38%, 10/01/2022 350 308
5.63%, 03/01/2026 375 238
Range Resources Corp
4.88%, 05/15/2025 550 510
5.00%, 03/15/2023 465 451
9.25%, 02/01/2026
(g)
650 689
Seven Generations Energy Ltd
5.38%, 09/30/2025
(g)
810 771
6.75%, 05/01/2023
(g)
125 125
SM Energy Co
6.75%, 09/15/2026 375 144
10.00%, 01/15/2025
(g)
342 326
Southwestern Energy Co
6.45%, 01/23/2025 685 686
7.50%, 04/01/2026 235 239
7.75%, 10/01/2027
(h)
90 93
8.38%, 09/15/2028 600 627
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(g)
700 719
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 574 578
5.50%, 02/15/2026 3,100 3,106
5.88%, 03/15/2028 8,316 8,628
6.00%, 04/15/2027 3,450 3,566
Teine Energy Ltd
6.88%, 09/30/2022
(g)
255 254
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
535 326
Transocean Inc
7.25%, 11/01/2025
(g)
6,650 2,195

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
316
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
$ 441 $ 389
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 214
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
179 147
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(g),(h)
425 315
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
405 413
W&T Offshore Inc
9.75%, 11/01/2023
(g)
445 289
WPX Energy Inc
4.50%, 01/15/2030 750 720
5.25%, 09/15/2024 207 214
5.25%, 10/15/2027 1,900 1,906
5.75%, 06/01/2026 850 873
$ 185,785
Oil & Gas Services - 0.18%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
110 106
6.88%, 04/01/2027
(g)
435 426
CGG Holding US Inc
9.00%, 05/01/2023
(g)
444 435
ChampionX Corp
6.38%, 05/01/2026 500 477
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 463
FTS International Inc
6.25%, 05/01/2022 325 91
Oceaneering International Inc
4.65%, 11/15/2024 113 92
6.00%, 02/01/2028 225 166
Telford Offshore Ltd
12.00%, PIK 12.00%, 12/31/2049
(j),(k),(m)
320 74
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
360 328
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
534 470
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 793
6.88%, 09/01/2027 270 271
Weatherford International Ltd
11.00%, 12/01/2024
(g),(h)
1,595 944
Welltec A/S
9.50%, 12/01/2022
(g)
335 295
$ 5,431
Packaging & Containers - 2.73%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g),(j),(k)
1,150 1,169
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
980 1,000
5.25%, 04/30/2025
(g)
780 816
5.25%, 08/15/2027
(g)
450 462
5.25%, 08/15/2027
(g)
810 831
6.00%, 02/15/2025
(g)
636 658
Ball Corp
2.88%, 08/15/2030 1,705 1,686
4.00%, 11/15/2023 830 877
4.88%, 03/15/2026 1,140 1,268
5.00%, 03/15/2022 983 1,024
5.25%, 07/01/2025 246 278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Berry Global Inc
4.50%, 02/15/2026
(g)
$ 8,840 $ 8,958
4.88%, 07/15/2026
(g)
5,985 6,260
5.63%, 07/15/2027
(g)
3,400 3,557
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,071
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 335
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 625 648
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 805
7.88%, 07/15/2026
(g)
560 566
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
410 428
Graphic Packaging International LLC
4.88%, 11/15/2022 363 376
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
2,440 2,483
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(g)
695 729
10.50%, 07/15/2027
(g)
770 828
Matthews International Corp
5.25%, 12/01/2025
(g)
255 242
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,179 1,179
7.25%, 04/15/2025
(g)
1,280 1,235
OI European Group BV
4.00%, 03/15/2023
(g)
178 179
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(g)
205 214
5.88%, 08/15/2023
(g)
608 640
6.38%, 08/15/2025
(g)
83 91
Pactiv LLC
7.95%, 12/15/2025 435 481
8.38%, 04/15/2027 830 913
Plastipak Holdings Inc
6.25%, 10/15/2025
(g)
6,257 6,265
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027
(g)
750 759
Sealed Air Corp
4.88%, 12/01/2022
(g)
320 337
5.13%, 12/01/2024
(g)
80 87
5.25%, 04/01/2023
(g)
385 407
5.50%, 09/15/2025
(g)
672 752
6.88%, 07/15/2033
(g)
355 458
Silgan Holdings Inc
4.13%, 02/01/2028 3,090 3,210
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
9,030 8,962
9.25%, 08/01/2024
(g)
3,150 3,315
TriMas Corp
4.88%, 10/15/2025
(g)
950 965
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
13,281 13,911
8.50%, 08/15/2027
(g)
680 728
$ 82,443
Pharmaceuticals - 1.03%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
285 296
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
1,280 1,400
9.25%, 04/01/2026
(g)
1,720 1,896

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
$ 4,553 $ 4,500
5.25%, 01/30/2030
(g)
3,857 3,809
5.50%, 03/01/2023
(g)
212 212
5.50%, 11/01/2025
(g)
1,910 1,962
5.75%, 08/15/2027
(g)
400 429
5.88%, 05/15/2023
(g)
44 44
6.13%, 04/15/2025
(g)
2,440 2,505
6.25%, 02/15/2029
(g)
1,225 1,263
7.00%, 03/15/2024
(g)
352 365
7.00%, 01/15/2028
(g)
4,100 4,335
7.25%, 05/30/2029
(g)
930 1,000
9.00%, 12/15/2025
(g)
1,470 1,606
Elanco Animal Health Inc
5.02%, 08/28/2023 400 433
5.90%, 08/28/2028 1,135 1,321
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10/15/2024
(g)
325 325
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,000 1,055
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(g)
318 327
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
875 931
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
1,125 1,193
$ 31,207
Pipelines - 3.42%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(g)
815 880
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(g)
345 335
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,241 6,772
5.75%, 03/01/2027
(g)
700 629
5.75%, 01/15/2028
(g)
1,625 1,446
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(g)
320 311
6.63%, 07/15/2026
(g)
200 179
Buckeye Partners LP
4.13%, 03/01/2025
(g)
2,475 2,345
4.13%, 12/01/2027 560 526
4.15%, 07/01/2023 495 487
4.35%, 10/15/2024 295 286
4.50%, 03/01/2028
(g)
3,725 3,539
5.60%, 10/15/2044 1,227 1,058
5.85%, 11/15/2043 395 350
6.37%, 01/22/2078
(l)
665 426
3 Month USD LIBOR + 4.02%
Cheniere Energy Partners LP
4.50%, 10/01/2029 3,409 3,476
5.25%, 10/01/2025 1,321 1,344
5.63%, 10/01/2026 1,375 1,412
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
305 310
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
368 322
5.75%, 04/01/2025 424 388
6.25%, 04/01/2023 565 548
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DCP Midstream Operating LP
3.88%, 03/15/2023 $ 458 $ 456
4.75%, 09/30/2021
(g)
381 383
4.95%, 04/01/2022 298 302
5.13%, 05/15/2029 450 448
5.38%, 07/15/2025 275 289
5.85%, 05/21/2043
(g),(l)
475 353
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
170 164
6.75%, 09/15/2037
(g)
315 299
8.13%, 08/16/2030 220 251
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 594
EnLink Midstream LLC
5.38%, 06/01/2029 110 94
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 473
4.40%, 04/01/2024 450 408
4.85%, 07/15/2026 480 410
5.05%, 04/01/2045 250 157
EQM Midstream Partners LP
4.00%, 08/01/2024 460 445
4.13%, 12/01/2026 828 781
4.75%, 07/15/2023 995 990
5.50%, 07/15/2028 923 935
6.50%, 07/01/2027
(g)
2,225 2,334
6.50%, 07/15/2048 935 888
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 575
6.00%, 05/15/2023 355 323
6.25%, 05/15/2026 360 288
6.50%, 10/01/2025 701 582
7.75%, 02/01/2028 890 739
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(g),(h)
3,700 3,813
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
2,950 2,928
Hess Midstream Operations LP
5.13%, 06/15/2028
(g)
445 443
5.63%, 02/15/2026
(g)
1,286 1,286
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
4,485 4,250
New Fortress Energy Inc
6.75%, 09/15/2025
(g)
6,765 6,976
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,076 538
7.50%, 11/01/2023 479 258
7.50%, 04/15/2026 85 44
NuStar Logistics LP
4.75%, 02/01/2022 150 150
5.63%, 04/28/2027 7,090 6,948
5.75%, 10/01/2025 665 670
6.00%, 06/01/2026 305 301
6.38%, 10/01/2030 1,450 1,459
Rattler Midstream LP
5.63%, 07/15/2025
(g)
605 622
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
400 399
4.80%, 05/15/2030
(g)
2,825 2,656
4.95%, 07/15/2029
(g)
849 827
6.88%, 04/15/2040
(g)
500 512
7.50%, 07/15/2038
(g)
250 262
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 506

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
318
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(g)
$ 280 $ 266
5.50%, 09/15/2024
(g)
440 423
5.50%, 01/15/2028
(g)
872 801
7.50%, 10/01/2025
(g)
385 389
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 966 966
4.88%, 02/01/2031
(g)
3,700 3,611
5.00%, 01/15/2028 535 528
5.13%, 02/01/2025 2,410 2,416
5.25%, 05/01/2023 405 405
5.38%, 02/01/2027 94 94
5.50%, 03/01/2030
(g)
7,140 7,177
5.88%, 04/15/2026 725 740
6.50%, 07/15/2027 785 822
6.88%, 01/15/2029 550 590
Western Midstream Operating LP
3.95%, 06/01/2025 730 683
4.10%, 02/01/2025 1,350 1,272
4.50%, 03/01/2028 758 701
4.65%, 07/01/2026 735 706
4.75%, 08/15/2028 720 673
5.05%, 02/01/2030 1,315 1,247
5.45%, 04/01/2044 885 752
6.25%, 02/01/2050 1,199 1,101
$ 103,541
Real Estate - 0.29%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
525 558
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,236 1,236
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
361 365
Howard Hughes Corp/The
5.38%, 03/15/2025
(g)
1,250 1,252
5.38%, 08/01/2028
(g)
910 919
Hunt Cos Inc
6.25%, 02/15/2026
(g)
1,170 1,123
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,525 1,472
Newmark Group Inc
6.13%, 11/15/2023 310 328
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g)
845 842
WeWork Cos Inc
7.88%, 05/01/2025
(g)
890 564
$ 8,659
REITs - 2.52%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
806 669
CoreCivic Inc
4.63%, 05/01/2023 3,263 2,986
5.00%, 10/15/2022 6,475 6,200
Diversified Healthcare Trust
4.75%, 05/01/2024 170 162
4.75%, 02/15/2028 340 302
6.75%, 12/15/2021 199 202
9.75%, 06/15/2025 800 880
EPR Properties
3.75%, 08/15/2029 845 720
4.50%, 04/01/2025 650 596
4.50%, 06/01/2027 775 695
4.75%, 12/15/2026 780 708
4.95%, 04/15/2028 735 660
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
EPR Properties   (continued)
5.25%, 07/15/2023 $ 600 $ 583
ESH Hospitality Inc
4.63%, 10/01/2027
(g)
3,325 3,258
5.25%, 05/01/2025
(g)
7,454 7,454
FelCor Lodging LP
6.00%, 06/01/2025 100 98
GEO Group Inc/The
5.13%, 04/01/2023 640 515
5.88%, 01/15/2022 700 647
5.88%, 10/15/2024 195 135
6.00%, 04/15/2026 300 195
Iron Mountain Inc
4.50%, 02/15/2031
(g)
900 896
4.88%, 09/15/2027
(g)
1,886 1,921
4.88%, 09/15/2029
(g)
600 606
5.25%, 03/15/2028
(g)
830 851
5.25%, 07/15/2030
(g)
2,060 2,114
5.63%, 07/15/2032
(g)
1,075 1,111
iStar Inc
4.75%, 10/01/2024 1,000 955
5.50%, 02/15/2026 647 613
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(g)
668 649
5.25%, 10/01/2025
(g)
294 268
Mack-Cali Realty LP
3.15%, 05/15/2023 320 293
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 923
4.63%, 06/15/2025
(g)
645 657
5.63%, 05/01/2024 830 874
5.75%, 02/01/2027 605 653
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 835 874
5.00%, 10/15/2027 1,130 1,182
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(g)
365 358
7.50%, 06/01/2025
(g)
525 549
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 4,626 4,275
SBA Communications Corp
3.88%, 02/15/2027
(g)
1,850 1,880
4.00%, 10/01/2022 1,682 1,697
Service Properties Trust
3.95%, 01/15/2028 715 561
4.35%, 10/01/2024 1,025 907
4.38%, 02/15/2030 720 587
4.50%, 06/15/2023 750 722
4.50%, 03/15/2025 645 555
4.65%, 03/15/2024 640 575
4.75%, 10/01/2026 740 633
4.95%, 02/15/2027 700 588
4.95%, 10/01/2029 740 607
5.00%, 08/15/2022 745 736
5.25%, 02/15/2026 650 566
7.50%, 09/15/2025 1,000 1,048
Starwood Property Trust Inc
4.75%, 03/15/2025 406 394
5.00%, 12/15/2021 715 711
5.50%, 11/01/2023
(g),(n)
1,700 1,685
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g)
190 182
7.88%, 02/15/2025
(g)
1,499 1,590

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
319
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(g)
$ 412 $ 417
8.25%, 10/15/2023 685 675
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
550 552
3.75%, 02/15/2027
(g)
2,975 2,982
4.13%, 08/15/2030
(g)
3,650 3,696
4.25%, 12/01/2026
(g)
1,950 1,983
4.63%, 12/01/2029
(g)
750 779
Washington Prime Group LP
6.45%, 08/15/2024
(h)
580 300
XHR LP
6.38%, 08/15/2025
(g)
415 412
$ 76,307
Retail - 3.08%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
605 610
4.00%, 10/15/2030
(g)
14,560 14,469
4.25%, 05/15/2024
(g)
1,363 1,391
4.38%, 01/15/2028
(g)
2,555 2,587
5.00%, 10/15/2025
(g)
1,126 1,155
5.75%, 04/15/2025
(g)
375 400
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(g)
115 108
Asbury Automotive Group Inc
4.75%, 03/01/2030
(g)
78 81
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(g)
1,305 1,280
Bed Bath & Beyond Inc
3.75%, 08/01/2024 90 87
4.92%, 08/01/2034 91 76
5.17%, 08/01/2044 441 359
Brinker International Inc
3.88%, 05/15/2023 180 175
5.00%, 10/01/2024
(g)
235 235
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
5.63%, 10/01/2025
(g)
415 409
5.88%, 10/01/2028
(g)
500 494
Conn's Inc
7.25%, 07/15/2022 285 270
eG Global Finance PLC
6.75%, 02/07/2025
(g)
605 593
8.50%, 10/30/2025
(g)
515 527
Ferrellgas LP / Ferrellgas Finance Corp
6.75%, 01/15/2022
(h)
450 409
6.75%, 06/15/2023
(h)
385 348
FirstCash Inc
4.63%, 09/01/2028
(g)
715 726
GameStop Corp
10.00%, 03/15/2023
(g)
175 173
Gap Inc/The
8.38%, 05/15/2023
(g)
405 452
8.63%, 05/15/2025
(g)
605 664
8.88%, 05/15/2027
(g)
810 926
Golden Nugget Inc
6.75%, 10/15/2024
(g)
681 577
8.75%, 10/01/2025
(g),(h)
530 435
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,070 1,071
Guitar Center Inc
9.50%, 10/15/2021
(g),(h)
535 464
IRB Holding Corp
6.75%, 02/15/2026
(g)
160 160
7.00%, 06/15/2025
(g)
5,980 6,373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
$ 717 $ 742
5.25%, 06/01/2026
(g)
800 827
L Brands Inc
5.25%, 02/01/2028 90 89
5.63%, 02/15/2022 1,305 1,347
6.63%, 10/01/2030
(g)
560 588
6.75%, 07/01/2036 450 455
6.88%, 07/01/2025
(g)
710 761
6.88%, 11/01/2035 744 755
6.95%, 03/01/2033
(h)
320 294
7.50%, 06/15/2029 358 383
7.60%, 07/15/2037 53 50
Macy's Inc
8.38%, 06/15/2025
(g)
1,085 1,133
Macy's Retail Holdings LLC
2.88%, 02/15/2023 1,333 1,100
3.63%, 06/01/2024
(h)
420 322
3.88%, 01/15/2022 380 355
4.30%, 02/15/2043
(h)
265 143
4.38%, 09/01/2023 175 142
4.50%, 12/15/2034 385 212
5.13%, 01/15/2042 265 148
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 209
Michaels Stores Inc
8.00%, 07/15/2027
(g)
400 412
Murphy Oil USA Inc
4.75%, 09/15/2029 500 524
5.63%, 05/01/2027 695 730
Nordstrom Inc
4.00%, 10/15/2021 590 588
4.00%, 03/15/2027 515 432
4.38%, 04/01/2030 640 494
5.00%, 01/15/2044 1,030 730
6.95%, 03/15/2028 450 423
Penske Automotive Group Inc
5.50%, 05/15/2026 786 811
PetSmart Inc
5.88%, 06/01/2025
(g)
859 878
7.13%, 03/15/2023
(g)
1,535 1,537
8.88%, 06/01/2025
(g)
650 665
PriSo Acquisition Corp
9.00%, 05/15/2023
(g)
136 134
QVC Inc
4.38%, 03/15/2023 1,015 1,052
4.38%, 09/01/2028 400 400
4.45%, 02/15/2025 920 941
4.75%, 02/15/2027 900 918
4.85%, 04/01/2024 910 949
5.45%, 08/15/2034 850 839
5.95%, 03/15/2043 810 778
Rite Aid Corp
7.50%, 07/01/2025
(g)
165 165
8.00%, 11/15/2026
(g)
685 687
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 315 312
Sonic Automotive Inc
6.13%, 03/15/2027 801 827
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
3,740 3,815
SRS Distribution Inc
8.25%, 07/01/2026
(g),(h)
5,410 5,707
Staples Inc
7.50%, 04/15/2026
(g)
1,615 1,510
10.75%, 04/15/2027
(g)
830 660

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 $ 403 $ 407
5.88%, 03/01/2027 523 539
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
6,390 6,549
Yum! Brands Inc
3.63%, 03/15/2031 6,200 6,084
3.75%, 11/01/2021 295 298
3.88%, 11/01/2023 275 286
4.75%, 01/15/2030
(g)
800 860
5.35%, 11/01/2043 208 226
6.88%, 11/15/2037 300 365
7.75%, 04/01/2025
(g)
1,275 1,401
$ 93,075
Semiconductors - 0.17%
Advanced Micro Devices Inc
7.50%, 08/15/2022 250 277
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 535
ams AG
7.00%, 07/31/2025
(g)
365 386
Entegris Inc
4.63%, 02/10/2026
(g)
431 443
Microchip Technology Inc
4.25%, 09/01/2025
(g)
1,590 1,651
Qorvo Inc
4.38%, 10/15/2029 860 922
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
868 898
$ 5,112
Software - 2.73%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,376
Ascend Learning LLC
6.88%, 08/01/2025
(g)
3,343 3,397
6.88%, 08/01/2025
(g)
4,750 4,899
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
4,300 4,353
Blackboard Inc
10.38%, 11/15/2024
(g)
365 369
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
485 520
BY Crown Parent LLC / BY Bond Finance Inc
4.25%, 01/31/2026
(g)
605 613
Camelot Finance SA
4.50%, 11/01/2026
(g)
3,905 4,061
Castle US Holding Corp
9.50%, 02/15/2028
(g)
100 95
CDK Global Inc
4.88%, 06/01/2027 984 1,020
5.00%, 10/15/2024 266 290
5.25%, 05/15/2029
(g)
580 622
5.88%, 06/15/2026 1,445 1,505
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
19,222 19,214
Donnelley Financial Solutions Inc
8.25%, 10/15/2024
(h)
1,440 1,508
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(g)
339 363
10.25%, 02/15/2027
(g)
360 403
Fair Isaac Corp
4.00%, 06/15/2028
(g)
170 176
5.25%, 05/15/2026
(g)
1,140 1,265
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(g)
404 426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
$ 90 $ 98
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
6.00%, 07/15/2025
(g)
744 779
Logan Merger Sub Inc
5.50%, 09/01/2027
(g)
2,090 2,119
MSCI Inc
3.63%, 09/01/2030
(g)
300 308
3.88%, 02/15/2031
(g)
810 847
4.00%, 11/15/2029
(g)
825 861
4.75%, 08/01/2026
(g)
565 587
5.38%, 05/15/2027
(g)
650 694
Nuance Communications Inc
5.63%, 12/15/2026 430 452
Open Text Corp
3.88%, 02/15/2028
(g)
1,795 1,823
5.88%, 06/01/2026
(g)
1,584 1,647
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,785 1,852
PTC Inc
4.00%, 02/15/2028
(g)
381 394
Rackspace Technology Global Inc
8.63%, 11/15/2024
(g)
705 734
Riverbed Technology Inc
8.88%, 03/01/2023
(g)
300 204
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(g)
2,060 2,139
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
15,920 16,920
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(g)
350 348
7.50%, 09/01/2025
(g)
750 761
10.50%, 02/01/2024
(g)
714 662
$ 82,704
Storage & Warehousing - 0.01%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
325 324
Telecommunications - 6.47%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,450 1,396
10.50%, 05/15/2027
(g)
1,000 1,103
Altice France SA/France
5.13%, 01/15/2029
(g)
355 354
5.50%, 01/15/2028
(g)
1,100 1,114
7.38%, 05/01/2026
(g)
10,831 11,304
8.13%, 02/01/2027
(g)
1,415 1,539
Avaya Inc
6.13%, 09/15/2028
(g)
750 770
C&W Senior Financing DAC
6.88%, 09/15/2027
(g)
797 839
7.50%, 10/15/2026
(g)
620 653
CenturyLink Inc
4.00%, 02/15/2027
(g)
850 869
5.13%, 12/15/2026
(g)
950 971
5.63%, 04/01/2025 345 362
5.80%, 03/15/2022 1,005 1,045
6.75%, 12/01/2023 455 495
6.88%, 01/15/2028 202 224
7.50%, 04/01/2024 770 850
7.60%, 09/15/2039 395 444
7.65%, 03/15/2042 380 425
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
919 951
8.00%, 10/15/2025
(g)
640 678
CommScope Inc
5.50%, 03/01/2024
(g)
1,660 1,697
6.00%, 03/01/2026
(g)
10,020 10,396
7.13%, 07/01/2028
(g)
425 427

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc   (continued)
8.25%, 03/01/2027
(g)
$ 3,520 $ 3,643
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
5,390 5,030
6.00%, 06/15/2025
(g)
9,810 9,725
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
9,462 9,530
Consolidated Communications Inc
6.50%, 10/01/2022 275 275
6.50%, 10/01/2028
(g)
4,715 4,845
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 127
Embarq Corp
8.00%, 06/01/2036 1,067 1,251
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g)
740 779
GTT Communications Inc
7.88%, 12/31/2024
(g)
17,840 8,920
Hughes Satellite Systems Corp
5.25%, 08/01/2026 559 599
6.63%, 08/01/2026 715 774
Intrado Corp
8.50%, 10/15/2025
(g)
1,405 1,265
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(l)
405 424
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
4.25%, 07/01/2028
(g)
975 980
4.63%, 09/15/2027
(g)
825 842
5.25%, 03/15/2026 1,680 1,734
5.38%, 01/15/2024 685 690
Ligado Networks LLC
0.00%, PIK 15.50%, 11/01/2023
(d),(g),(j),(k)
2,370 2,243
Metropolitan Light Co Ltd
5.50%, 11/21/2022
(g)
500 514
Nokia Oyj
3.38%, 06/12/2022 160 163
4.38%, 06/12/2027 495 532
6.63%, 05/15/2039 416 522
ORBCOMM Inc
8.00%, 04/01/2024
(g)
403 409
Plantronics Inc
5.50%, 05/31/2023
(g)
432 416
QualityTech LP / QTS Finance Corp
3.88%, 10/01/2028
(g)
1,375 1,378
4.75%, 11/15/2025
(g)
500 518
Qwest Corp
6.75%, 12/01/2021 500 525
Sprint Capital Corp
6.88%, 11/15/2028 1,987 2,514
8.75%, 03/15/2032 1,588 2,376
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,371
11.50%, 11/15/2021 459 501
Sprint Corp
7.13%, 06/15/2024 7,208 8,290
7.63%, 02/15/2025 1,764 2,082
7.63%, 03/01/2026 1,125 1,369
7.88%, 09/15/2023 3,040 3,466
Switch Ltd
3.75%, 09/15/2028
(g)
3,675 3,680
Telecom Italia Capital SA
6.00%, 09/30/2034 809 941
6.38%, 11/15/2033 805 952
7.20%, 07/18/2036 807 1,018
7.72%, 06/04/2038 550 745
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
$ 1,210 $ 1,309
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 765 790
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
93 95
6.50%, 10/15/2027
(g)
445 443
T-Mobile USA Inc
4.00%, 04/15/2022 142 146
4.50%, 02/01/2026 1,250 1,281
4.75%, 02/01/2028 1,320 1,414
5.13%, 04/15/2025 130 133
5.38%, 04/15/2027 731 780
6.00%, 03/01/2023 1,400 1,400
6.00%, 04/15/2024 1,807 1,839
6.50%, 01/15/2026 1,662 1,732
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(g)
190 175
United States Cellular Corp
6.70%, 12/15/2033 300 395
VEON Holdings BV
4.00%, 04/09/2025
(g)
810 845
ViaSat Inc
5.63%, 09/15/2025
(g)
20,076 20,196
5.63%, 04/15/2027
(g)
4,575 4,793
6.50%, 07/15/2028
(g)
835 863
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
2,815 2,815
Vodafone Group PLC
7.00%, 04/04/2079
(l)
2,050 2,433
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,415 1,366
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
16,325 16,023
6.13%, 03/01/2028
(g)
6,550 6,607
$ 195,737
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 995
5.45%, 11/01/2041 810 813
5.88%, 12/15/2027
(g)
550 598
6.20%, 10/01/2040 150 157
6.75%, 12/31/2025
(g)
1,080 1,136
$ 3,699
Transportation - 0.15%
Altera Infrastructure LP/Teekay Offshore Finance
Corp
8.50%, 07/15/2023
(g)
830 701
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
405 412
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g),(h)
322 322
Teekay Corp
9.25%, 11/15/2022
(g)
250 240
XPO CNW Inc
6.70%, 05/01/2034 237 264
XPO Logistics Inc
6.25%, 05/01/2025
(g)
910 967
6.50%, 06/15/2022
(g)
497 499
6.75%, 08/15/2024
(g)
970 1,026
$ 4,431
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 354
3 Month USD LIBOR + 4.30%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing (continued)
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(g)
$ 360 $ 355
6.75%, 03/15/2022
(g)
1,150 1,141
9.75%, 08/01/2027
(g)
325 346
$ 2,196
TOTAL BONDS $ 2,544,357
SENIOR FLOATING RATE INTERESTS
- 11.36%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.06%
Clarios Global LP
3.71%, 04/30/2026
(o)
$ 2,909 $ 2,821
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(o)
13,518 12,504
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(o)
17,352 16,657
3 Month USD LIBOR + 8.25%
$ 31,982
Chemicals - 0.13%
Aruba Investments Holdings LLC
0.00%, 10/27/2028
(o),(p)
4,040 4,005
1 Month USD LIBOR + 7.75%
Commercial Services - 1.07%
KUEHG Corp
4.75%, 02/21/2025
(o)
2,079 1,887
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(o)
12,738 11,273
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/06/2025
(o)
2,079 1,892
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 5,449
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.90%, 09/27/2024
(o)
4,816 4,613
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
2,962 2,915
1 Month USD LIBOR + 3.25%
Revint Intermediate II LLC
5.75%, 10/08/2027
(o)
4,450 4,291
1 Month USD LIBOR + 5.00%
$ 32,320
Computers - 0.13%
Flexential Intermediate Corp
7.50%, 07/24/2025
(o)
6,725 4,040
3 Month USD LIBOR + 7.25%
Cosmetics & Personal Care - 0.42%
Wellness Merger Sub Inc
9.75%, 06/27/2025
(o)
13,700 12,570
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.00%, 09/01/2023
(o)
2,297 2,110
3 Month USD LIBOR + 6.00%
8.50%, 08/30/2024
(o)
1,504 1,270
3 Month USD LIBOR + 7.50%
$ 3,380
Electronics - 0.41%
Deliver Buyer Inc
5.22%, 05/01/2024
(o)
12,605 12,472
3 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.22%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
$ 4,899 $ 4,550
3 Month USD LIBOR + 4.25%
USIC Holdings Inc
4.25%, 12/08/2023
(o)
2,175 2,137
3 Month USD LIBOR + 3.25%
$ 6,687
Entertainment - 0.81%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
13,420 12,138
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(o)
3,764 3,410
3 Month USD LIBOR + 2.50%
Playtika Holding Corp
7.00%, 12/03/2024
(o)
9,036 9,030
1 Month USD LIBOR + 6.00%
$ 24,578
Environmental Control - 0.18%
Packers Holdings LLC
4.00%, 12/04/2024
(o)
5,403 5,307
3 Month USD LIBOR + 3.25%
Healthcare - Services - 1.15%
ATI Holdings Acquisition Inc
3.93%, 05/10/2023
(o)
3,116 2,917
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
6.50%, 03/16/2025
(o)
6,940 6,454
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 16,305
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
3,949 3,798
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
6.90%, 06/26/2026
(o)
5,425 5,259
3 Month USD LIBOR + 6.75%
$ 34,733
Insurance - 1.53%
Asurion LLC
6.65%, 08/04/2025
(o)
21,795 21,795
3 Month USD LIBOR + 6.50%
6.65%, 08/04/2025
(o)
24,429 24,429
3 Month USD LIBOR + 6.50%
Internet - 0.65%
CNT Holdings
0.00%, 12/16/2028
(o),(p)
3,650 3,654
MH Sub I LLC
7.65%, 09/15/2025
(o)
16,119 16,019
3 Month USD LIBOR + 7.50%
$ 19,673
Investment Companies - 0.24%
Masergy Holdings Inc
8.50%, 12/16/2024
(o)
5,393 5,204
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(o)
2,580 2,206
3 Month USD LIBOR + 7.50%
$ 7,410
Lodging - 0.18%
Caesars Resort Collection LLC
4.65%, 07/ 20/2025
(o)
5,650 5,465
1 Month USD LIBOR + 4.50%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
323
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.64%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(o)
$ 16,681 $ 16,488
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
5.47%, 09/30/2026
(o)
2,959 2,767
1 Month USD LIBOR + 5.25%
$ 19,255
Miscellaneous Manufacturers - 0.11%
UTEX Industries Inc
0.00%, 05/22/2021
(d),(o)
10,615 3,142
3 Month USD LIBOR + 4.00%
0.00%, 05/22/2022
(d),(o)
20,650 248
1 Month USD LIBOR + 7.25%
$ 3,390
Pharmaceuticals - 0.66%
Change Healthcare Holdings LLC
3.57%, 03/01/2024
(o)
1,806 1,761
1 Month USD LIBOR + 2.50%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/14/2023
(k),(o)
5,567 4,620
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.75%, 06/29/2024
(o)
11,090 11,014
3 Month USD LIBOR + 8.75%
PetVet Care Centers LLC
5.25%, 02/14/2025
(o)
2,244 2,236
1 Month USD LIBOR + 4.25%
Southern Veterinary Partners LLC
0.00%, 10/02/2028
(o),(p)
500 497
1 Month USD LIBOR + 7.75%
$ 20,128
REITs - 0.10%
CoreCivic Inc
5.50%, 12/12/2024
(o)
3,056 2,990
1 Month USD LIBOR + 4.50%
Software - 1.56%
Applied Systems Inc
8.00%, 09/19/2025
(o)
4,450 4,472
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
0.00%, 07/12/2024
(o),(p)
1,700 1,681
1 Month USD LIBOR + 3.75%
4.00%, 07/12/2024
(o)
8,014 7,826
3 Month USD LIBOR + 3.00%
Greeneden US Holdings II LLC
0.00%, 10/08/2027
(o),(p)
9,225 9,069
1 Month USD LIBOR + 4.00%
3.40%, 12/01/2023
(o)
5,366 5,322
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(o)
6,972 7,059
Skillsoft
7.88%, 04/27/2025
(o)
3,235 3,197
3 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 09/23/2027
(o)
5,300 5,208
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc/The
7.50%, 05/03/2027
(o)
3,175 3,222
1 Month USD LIBOR + 6.75%
$ 47,056
TOTAL SENIOR FLOATING RATE INTERESTS $ 343,665
Total Investments $ 3,040,376
Other Assets and Liabilities -  (0.50)% (15,200)
TOTAL NET ASSETS - 100.00% $ 3,025,176
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,871 or 0.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $24,611 or
0.81% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,724,232 or 57.00% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 18.27%
Consumer, Non-cyclical 16.51%
Communications 15.31%
Financial 13.50%
Industrial 10.32%
Energy 10.07%
Technology 5.57%
Basic Materials 5.30%
Money Market Funds 4.80%
Utilities 0.80%
Diversified 0.05%
Other Assets and Liabilities
(0.50)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
324
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 150,593 $ 2,124,445 $ 2,129,870 $ 145,168
$ 150,593 $ 2,124,445 $ 2,129,870 $ 145,168
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 735 $ — $ — $ —
$ 735 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-06/30/2020 4,697 4,697 0.16%
Specialty Steel   10.68%, 11/15/2022 11/15/2017 8,680 8,680 0.29%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,089 0.14%
Total $ 17,466 0.59%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2020 $ 6,512 EUR 5,500 $ 105 $ —
Bank of New York Mellon 11/20/2020 EUR 322 $ 378 — (3)
Total $ 105 $ (3)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.35 N/A 5.00% Quarterly 12/20/2025 $ 32,000 $ 1,573 $ (474) $ 1,099
Total $ 1,573 $ (474) $ 1,099
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $32,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
325
INVESTMENT COMPANIES - 3 .08 % Shares Held Value (000's)
Money Market Funds - 3 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
10,449 $ 10
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
91,814,720 91,815
$ 91,825
TOTAL INVESTMENT COMPANIES $ 91,825
COMMON STOCKS - 0 .19 % Shares Held Value (000's)
Energy - Alternate Sources - 0 .00%
Ogden Corp
(d),(e),(f)
5,000,000 $ —
Oil & Gas - 0 .15%
EP Energy Corp
(d)
161,700 4,527
Mesquite Energy Inc
(d),(e),(f)
15,341 60
$ 4,587
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 1,236
TOTAL COMMON STOCKS $ 5,823
BONDS - 90 .86%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .04%
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
$ 8,250 $ 7,978
5.38%, 05/01/2026
(g)
5,200 5,252
SSL Robotics LLC
9.75%, 12/31/2023
(g)
10,570 11,755
TransDigm Inc
5.50%, 11/15/2027 5,945 5,804
6.25%, 03/15/2026
(g)
12,880 13,427
7.50%, 03/15/2027 3,875 4,003
8.00%, 12/15/2025
(g)
1,065 1,153
Triumph Group Inc
7.75%, 08/15/2025 11,980 7,727
8.88%, 06/01/2024
(g)
3,680 3,907
$ 61,006
Airlines - 0 .71%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,558 1,003
Delta Air Lines Inc
7.00%, 05/01/2025
(g)
4,540 4,955
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
6,210 6,348
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(g)
4,910 5,112
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,838 3,882
$ 21,300
Automobile Manufacturers - 3 .18%
Ford Motor Co
8.50%, 04/21/2023 13,895 15,337
9.00%, 04/22/2025 15,580 18,359
9.63%, 04/22/2030 1,225 1,644
Ford Motor Credit Co LLC
4.14%, 02/15/2023 14,373 14,481
4.39%, 01/08/2026 5,025 5,063
4.54%, 08/01/2026 9,495 9,661
5.13%, 06/16/2025 5,430 5,660
Navistar International Corp
6.63%, 11/01/2025
(g)
19,843 20,517
9.50%, 05/01/2025
(g)
3,875 4,294
$ 95,016
Automobile Parts & Equipment - 0 .95%
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(h)
5,530 5,604
6.25%, 03/15/2026 3,480 3,488
6.88%, 07/01/2028 4,470 4,542
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
5.38%, 11/15/2027 $ 9,100 $ 9,396
5.63%, 06/15/2028 5,040 5,290
$ 28,320
Banks - 2 .91%
Barclays PLC
4.84%, 05/09/2028 2,865 3,129
5.09%, 06/20/2030
(i)
6,395 7,284
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(i),(j),(k)
9,830 10,135
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12/31/2049
(h),(i),(j)
10,154 10,002
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 12/31/2049
(i),(j)
10,165 9,943
United States Secured Overnight Financing
Rate + 3.23%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
7,350 7,130
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12/31/2049
(i),(j),(k)
7,955 7,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 12/31/2049
(i),(j)
22,005 21,697
United States Secured Overnight Financing
Rate + 3.13%
Popular Inc
6.13%, 09/14/2023 9,720 10,404
$ 86,804
Building Materials - 2 .20%
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
4,065 4,289
6.75%, 06/01/2027
(g)
6,205 6,655
Cemex SAB de CV
5.20%, 09/17/2030
(g)
6,275 6,629
7.38%, 06/05/2027
(g)
4,250 4,681
Griffon Corp
5.75%, 03/01/2028 12,075 12,588
Norbord Inc
5.75%, 07/15/2027
(g)
8,250 8,663
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f),(g),(l)
13,080 13,080
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
8,710 8,971
$ 65,556
Chemicals - 2 .19%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
15,278 15,354
CF Industries Inc
4.95%, 06/01/2043 5,555 6,659
5.15%, 03/15/2034 6,510 7,625
5.38%, 03/15/2044 1,985 2,437
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
13,785 12,751
6.88%, 06/15/2025
(g)
10,285 9,565
Element Solutions Inc
3.88%, 09/01/2028
(g)
6,520 6,438
Valvoline Inc
4.38%, 08/15/2025 4,315 4,439
$ 65,268
Commercial Services - 3 .04%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
17,324 11,131

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
326
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Brink's Co/The
4.63%, 10/15/2027
(g)
$ 2,800 $ 2,857
5.50%, 07/15/2025
(g)
6,240 6,491
Garda World Security Corp
9.50%, 11/01/2027
(g)
8,886 9,486
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
3,240 3,126
6.25%, 01/15/2028
(g)
11,145 11,262
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
11,680 12,476
8.25%, 11/15/2026
(g)
4,745 5,172
Tms International Holding Corp
7.25%, 08/15/2025
(g)
11,135 10,606
United Rentals North America Inc
3.88%, 02/15/2031 12,050 12,170
4.88%, 01/15/2028 2,815 2,956
5.25%, 01/15/2030 2,595 2,812
$ 90,545
Computers - 0 .93%
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
18,975 21,608
7.13%, 06/15/2024
(g)
5,880 6,093
$ 27,701
Consumer Products - 0 .86%
Central Garden & Pet Co
4.13%, 10/15/2030 6,300 6,379
Prestige Brands Inc
5.13%, 01/15/2028
(g)
2,615 2,716
6.38%, 03/01/2024
(g)
9,095 9,300
Spectrum Brands Inc
5.00%, 10/01/2029
(g)
3,805 4,033
5.75%, 07/15/2025 3,095 3,184
$ 25,612
Distribution & Wholesale - 1 .21%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
16,585 16,834
5.88%, 05/15/2026
(g)
6,930 7,190
Avient Corp
5.75%, 05/15/2025
(g)
11,475 12,077
$ 36,101
Diversified Financial Services - 2 .87%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
11,870 9,399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05/15/2021
(g)
5,900 3,717
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
7,605 7,548
6.63%, 03/15/2026 3,410 3,538
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(m),(n)
6,974 4,672
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(g)
6,165 6,150
Navient Corp
6.63%, 07/26/2021 4,245 4,330
6.75%, 06/25/2025 5,915 6,004
6.75%, 06/15/2026 4,905 4,942
OneMain Finance Corp
5.38%, 11/15/2029 5,775 5,934
6.63%, 01/15/2028 2,730 2,985
6.88%, 03/15/2025 14,400 15,840
7.13%, 03/15/2026 3,140 3,482
8.88%, 06/01/2025 3,095 3,404
SLM Corp
4.20%, 10/29/2025 3,575 3,620
$ 85,565
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1 .38%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
$ 9,910 $ 10,418
Elwood Energy LLC
8.16%, 07/05/2026 4,617 4,871
Indiantown Cogeneration LP
9.77%, 12/15/2020 200 200
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
7,190 7,513
NRG Energy Inc
6.63%, 01/15/2027 3,460 3,642
7.25%, 05/15/2026 3,930 4,154
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
9,895 10,317
$ 41,115
Electrical Components & Equipment - 0 .81%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
8,365 8,444
4.75%, 06/15/2028
(g)
7,495 7,713
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,235 1,331
7.25%, 06/15/2028
(g)
6,165 6,751
$ 24,239
Electronics - 0 .47%
Sensata Technologies BV
5.00%, 10/01/2025
(g)
6,405 6,992
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
4,515 4,470
4.38%, 02/15/2030
(g)
2,440 2,550
$ 14,012
Engineering & Construction - 0 .67%
MasTec Inc
4.50%, 08/15/2028
(g)
15,010 15,423
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
4,395 4,451
$ 19,874
Entertainment - 4 .95%
Boyne USA Inc
7.25%, 05/01/2025
(g)
12,390 12,947
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
7,915 8,108
8.13%, 07/01/2027
(g)
16,080 16,783
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
12,290 11,672
CCM Merger Inc
6.00%, 03/15/2022
(g)
14,575 14,815
6.38%, 05/01/2026
(g),(l)
9,860 10,106
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
9,605 10,637
International Game Technology PLC
5.25%, 01/15/2029
(g)
6,590 6,524
6.25%, 01/15/2027
(g)
2,030 2,157
6.50%, 02/15/2025
(g)
7,815 8,362
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
4,890 4,597
6.38%, 02/01/2024
(g)
6,795 6,523
Motion Bondco DAC
6.63%, 11/15/2027
(g),(h)
855 734
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In
8.50%, 11/15/2027
(g)
8,390 8,727
Scientific Games International Inc
5.00%, 10/15/2025
(g)
5,495 5,516
7.25%, 11/15/2029
(g)
1,770 1,756
8.63%, 07/01/2025
(g)
7,100 7,382

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
$ 7,670 $ 7,344
7.75%, 04/15/2025
(g)
2,800 2,946
$ 147,636
Food - 4 .80%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(g)
10,000 9,701
4.63%, 01/15/2027
(g)
2,710 2,794
5.75%, 03/15/2025 2,168 2,234
5.88%, 02/15/2028
(g)
905 957
7.50%, 03/15/2026
(g)
17,225 19,085
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
4,755 4,771
Ingles Markets Inc
5.75%, 06/15/2023 6,700 6,750
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
14,775 15,189
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
665 747
Kraft Heinz Foods Co
3.75%, 04/01/2030
(g)
8,770 9,215
4.38%, 06/01/2046 25,245 25,914
Post Holdings Inc
4.63%, 04/15/2030
(g)
21,739 22,337
5.00%, 08/15/2026
(g)
7,465 7,741
TreeHouse Foods Inc
4.00%, 09/01/2028 15,845 15,865
$ 143,300
Forest Products & Paper - 0 .27%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
3,570 3,588
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 4,446
$ 8,034
Healthcare - Products - 0 .65%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
7,045 7,300
Hologic Inc
3.25%, 02/15/2029
(g)
11,945 12,005
$ 19,305
Healthcare - Services - 4 .79%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,855 5,002
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
7,155 7,584
Centene Corp
3.00%, 10/15/2030 22,040 22,888
3.38%, 02/15/2030 12,025 12,491
4.25%, 12/15/2027 9,685 10,196
5.38%, 06/01/2026
(g)
1,455 1,531
CHS/Community Health Systems Inc
6.25%, 03/31/2023 12,365 12,257
8.00%, 03/15/2026
(g)
5,515 5,537
DaVita Inc
3.75%, 02/15/2031
(g)
4,460 4,287
4.63%, 06/01/2030
(g)
10,580 10,762
HCA Inc
3.50%, 09/01/2030 24,940 25,503
5.50%, 06/15/2047 6,070 7,559
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,094
7.50%, 04/01/2025
(g)
2,930 3,156
$ 142,847
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 2 .83%
Century Communities Inc
5.88%, 07/15/2025 $ 6,775 $ 6,978
Forestar Group Inc
5.00%, 03/01/2028
(g)
8,370 8,309
8.00%, 04/15/2024
(g)
10,685 11,112
KB Home
7.63%, 05/15/2023 6,670 7,337
Lennar Corp
4.50%, 04/30/2024 4,537 4,889
4.75%, 11/15/2022 5,061 5,320
4.88%, 12/15/2023 6,661 7,216
LGI Homes Inc
6.88%, 07/15/2026
(g)
13,710 14,327
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
4,800 5,062
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
5,305 5,889
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
5,500 5,816
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
2,180 2,194
$ 84,449
Insurance - 1 .96%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(g)
8,020 8,387
AssuredPartners Inc
7.00%, 08/15/2025
(g)
6,800 6,987
Voya Financial Inc
5.65%, 05/15/2053
(i)
41,717 43,021
3 Month USD LIBOR + 3.58%
$ 58,395
Internet - 0 .62%
Netflix Inc
4.38%, 11/15/2026 14,505 15,745
5.38%, 11/15/2029
(g)
2,440 2,858
$ 18,603
Investment Companies - 0 .51%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 05/15/2026 8,515 8,834
6.38%, 12/15/2025 6,240 6,396
$ 15,230
Iron & Steel - 0 .66%
Cleveland-Cliffs Inc
6.38%, 10/15/2025
(g)
9,710 8,545
6.75%, 03/15/2026
(g)
1,125 1,181
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,928
$ 19,654
Leisure Products & Services - 0 .15%
Viking Cruises Ltd
13.00%, 05/15/2025
(g)
2,460 2,786
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
1,810 1,566
$ 4,352
Lodging - 0 .30%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(g)
3,940 4,071
5.75%, 05/01/2028
(g)
2,626 2,753
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
2,275 2,261
$ 9,085
Machinery - Diversified - 0 .45%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
13,355 13,522

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
328
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 7 .94%
Altice Financing SA
7.50%, 05/15/2026
(g)
$ 14,435 $ 15,066
AMC Networks Inc
4.75%, 08/01/2025 18,485 18,439
5.00%, 04/01/2024 2,750 2,763
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
1,850 1,896
4.50%, 08/15/2030
(g)
15,960 16,586
4.75%, 03/01/2030
(g)
17,645 18,560
5.38%, 06/01/2029
(g)
9,270 10,035
CSC Holdings LLC
4.63%, 12/01/2030
(g)
3,400 3,400
5.50%, 04/15/2027
(g)
3,195 3,367
6.50%, 02/01/2029
(g)
22,203 24,635
7.50%, 04/01/2028
(g)
2,872 3,144
DISH DBS Corp
5.88%, 11/15/2024 12,915 12,993
7.38%, 07/01/2028 6,725 6,775
7.75%, 07/01/2026 1,785 1,892
Gray Television Inc
4.75%, 10/15/2030
(g)
6,835 6,732
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
9,580 10,179
Meredith Corp
6.88%, 02/01/2026 16,710 13,848
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
2,140 2,146
6.50%, 09/15/2028
(g)
4,695 4,842
Sirius XM Radio Inc
4.13%, 07/01/2030
(g)
7,500 7,710
TEGNA Inc
4.75%, 03/15/2026
(g)
3,785 3,889
5.00%, 09/15/2029 3,840 3,888
UPC Holding BV
5.50%, 01/15/2028
(g)
21,570 22,271
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
13,915 14,437
Ziggo BV
5.50%, 01/15/2027
(g)
7,245 7,517
$ 237,010
Metal Fabrication & Hardware - 0 .42%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,810 6,079
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 6,376
$ 12,455
Mining - 3 .64%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,465 18
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
4,750 4,738
7.25%, 04/01/2023
(g)
3,185 3,201
7.50%, 04/01/2025
(g)
6,720 6,754
Freeport-McMoRan Inc
4.25%, 03/01/2030 10,955 11,510
4.63%, 08/01/2030 6,475 6,912
Hudbay Minerals Inc
6.13%, 04/01/2029
(g)
7,535 7,705
7.63%, 01/15/2025
(g)
9,985 10,350
IAMGOLD Corp
5.75%, 10/15/2028
(g)
16,495 16,508
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
3,896 4,175
New Gold Inc
7.50%, 07/15/2027
(g)
12,105 13,079
Novelis Corp
4.75%, 01/30/2030
(g)
14,310 14,512
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
$ 9,405 $ 9,052
$ 108,514
Oil & Gas - 6 .65%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
8,255 7,306
Cenovus Energy Inc
5.38%, 07/15/2025 7,890 8,319
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
11,835 —
Comstock Resources Inc
7.50%, 05/15/2025
(g)
5,775 5,733
9.75%, 08/15/2026 17,675 18,625
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
9,680 9,519
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
7,665 7,703
6.63%, 07/15/2025
(g)
5,520 5,727
EQT Corp
5.00%, 01/15/2029
(f),(l)
2,785 2,785
Laredo Petroleum Inc
10.13%, 01/15/2028 6,455 2,792
MEG Energy Corp
6.50%, 01/15/2025
(g)
6,001 5,836
7.00%, 03/31/2024
(g)
5,790 5,501
7.13%, 02/01/2027
(g)
4,035 3,630
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 21
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
14,740 3,206
6.88%, 01/15/2023 235 51
Occidental Petroleum Corp
2.70%, 08/15/2022 11,342 10,489
2.70%, 02/15/2023 2,429 2,174
2.90%, 08/15/2024 8,070 6,717
3.40%, 04/15/2026 4,475 3,500
4.40%, 04/15/2046 11,285 7,586
5.88%, 09/01/2025 9,240 8,131
6.63%, 09/01/2030 7,720 6,765
8.00%, 07/15/2025 2,845 2,774
Parkland Corp/Canada
5.88%, 07/15/2027
(g)
10,780 11,126
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(g)
7,970 2,630
Southwestern Energy Co
7.75%, 10/01/2027 22,220 22,970
8.38%, 09/15/2028 2,990 3,125
Transocean Inc
11.50%, 01/30/2027
(g)
2,058 680
Unit Corp
0.00%, 05/15/2021
(d)
8,600 946
WPX Energy Inc
4.50%, 01/15/2030 12,640 12,134
5.25%, 10/15/2027 3,140 3,149
5.75%, 06/01/2026 2,177 2,236
5.88%, 06/15/2028 4,490 4,591
$ 198,477
Packaging & Containers - 2 .89%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
5,015 5,115
5.25%, 08/15/2027
(g)
4,725 4,850
6.00%, 02/15/2025
(g)
9,265 9,578
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(g)
5,895 5,969

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
329
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
$ 13,810 $ 14,397
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 5,490 5,696
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 15,694
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
6,090 5,991
7.88%, 07/15/2026
(g)
5,705 5,764
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
13,530 13,053
$ 86,107
Pharmaceuticals - 0 .77%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
12,710 13,897
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(g)
6,027 4,656
9.50%, 07/31/2027
(g)
814 873
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
3,217 3,410
$ 22,836
Pipelines - 3 .71%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,415
5.75%, 03/01/2027
(g)
9,965 8,969
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,404
4.13%, 12/01/2027 6,220 5,847
5.85%, 11/15/2043 1,860 1,646
Cheniere Energy Inc
4.63%, 10/15/2028
(g)
4,465 4,610
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
14,640 12,828
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
6,285 6,442
6.50%, 07/01/2027
(g)
8,050 8,443
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
6,140 6,094
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
10,520 10,520
NuStar Logistics LP
5.63%, 04/28/2027 10,009 9,809
6.00%, 06/01/2026 2,835 2,800
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 6,382 6,510
6.50%, 07/15/2027 9,712 10,173
6.88%, 01/15/2029 3,867 4,147
$ 110,657
Real Estate - 0 .22%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
6,295 6,696
REITs - 1 .12%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g)
2,360 2,357
6.00%, 04/15/2025
(g)
4,095 4,346
Iron Mountain Inc
5.00%, 07/15/2028
(g)
6,360 6,492
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(g)
3,590 3,518
7.50%, 06/01/2025
(g)
4,180 4,368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(g)
$ 6,295 $ 6,374
4.63%, 12/01/2029
(g)
5,765 5,990
$ 33,445
Retail - 4 .32%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(g)
11,310 11,239
5.00%, 10/15/2025
(g)
4,237 4,345
5.75%, 04/15/2025
(g)
2,160 2,302
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
7,430 7,941
Academy Ltd
6.00%, 11/15/2027
(g),(l)
9,965 9,965
Dave & Buster's Inc
7.63%, 11/01/2025
(g),(h)
7,260 7,124
Gap Inc/The
8.38%, 05/15/2023
(g),(h)
7,861 8,776
IRB Holding Corp
6.75%, 02/15/2026
(g)
3,635 3,644
7.00%, 06/15/2025
(g)
6,015 6,410
L Brands Inc
6.63%, 10/01/2030
(g)
3,730 3,916
6.75%, 07/01/2036 8,725 8,814
6.88%, 07/01/2025
(g)
2,535 2,717
9.38%, 07/01/2025
(g)
4,345 5,040
Nordstrom Inc
4.00%, 03/15/2027 6,340 5,314
Penske Automotive Group Inc
3.50%, 09/01/2025 3,580 3,589
PetSmart Inc
5.88%, 06/01/2025
(g)
7,095 7,253
7.13%, 03/15/2023
(g)
7,200 7,209
Yum! Brands Inc
3.63%, 03/15/2031 5,755 5,647
4.75%, 01/15/2030
(g)
11,555 12,422
7.75%, 04/01/2025
(g)
4,650 5,108
$ 128,775
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e),(f)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e),(f)
2,000 —
$ —
Semiconductors - 0 .40%
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
11,500 11,903
Software - 0 .75%
Open Text Corp
3.88%, 02/15/2028
(g)
11,250 11,428
5.88%, 06/01/2026
(g)
6,635 6,900
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
3,910 4,057
$ 22,385
Telecommunications - 6 .35%
Altice France Holding SA
10.50%, 05/15/2027
(g)
7,205 7,944
Altice France SA/France
5.13%, 01/15/2029
(g)
4,875 4,867
5.50%, 01/15/2028
(g)
3,595 3,642
8.13%, 02/01/2027
(g)
6,375 6,933
CenturyLink Inc
4.00%, 02/15/2027
(g)
4,120 4,212
CommScope Inc
7.13%, 07/01/2028
(g)
6,510 6,546
8.25%, 03/01/2027
(g)
22,580 23,370
Embarq Corp
8.00%, 06/01/2036 14,230 16,685

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
330
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
$ 10,595 $ 10,251
4.25%, 07/01/2028
(g)
5,660 5,688
Sprint Communications Inc
6.00%, 11/15/2022 13,755 14,723
Sprint Corp
7.13%, 06/15/2024 8,840 10,168
7.88%, 09/15/2023 14,995 17,094
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,691
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
13,065 14,136
T-Mobile USA Inc
5.13%, 04/15/2025 13,770 14,114
6.50%, 01/15/2026 11,120 11,587
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
6,910 6,668
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
7,110 6,978
$ 189,297
Transportation - 1 .88%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e),(f)
18,905 5,482
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
21,600 14,472
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
9,350 4,465
11.25%, 08/15/2022
(g)
5,370 4,377
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
6,805 7,179
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
8,505 8,824
XPO Logistics Inc
6.25%, 05/01/2025
(g)
10,610 11,276
$ 56,075
Trucking & Leasing - 0 .44%
DAE Funding LLC
4.50%, 08/01/2022
(g)
4,235 4,256
5.75%, 11/15/2023
(g)
8,890 9,001
$ 13,257
TOTAL BONDS $ 2,710,335
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fu Ji Food - Escrow
0.00%, 11/09/2009
(d),(e),(f)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 7 .14%
Principal
Amount (000's) Value (000's)
Airlines - 0 .60%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
$ 18,000 $ 17,914
1 Month USD LIBOR + 3.75%
Automobile Manufacturers - 0 .14%
Navistar Inc
3.66%, 11/06/2024
(o)
4,407 4,357
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .63%
Aruba Investments Holdings LLC
0.00%, 10/27/2028
(o),(p)
$ 15,000 $ 14,869
1 Month USD LIBOR + 7.75%
Aruba Investments Inc
5.25%, 07/01/2025
(o)
4,000 3,978
1 Month USD LIBOR + 4.25%
$ 18,847
Commercial Services - 0 .24%
Garda World Security Corp
4.90%, 10/23/2026
(o)
2,899 2,883
1 Month USD LIBOR + 4.75%
Prime Security Services Borrower LLC
4.25%, 09/23/2026
(o)
3,482 3,434
1 Month USD LIBOR + 3.25%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
981 966
3 Month USD LIBOR + 3.00%
$ 7,283
Consumer Products - 0 .09%
Prestige Brands Inc
2.15%, 01/26/2024
(o)
2,638 2,622
3 Month USD LIBOR + 2.00%
Diversified Financial Services - 0 .24%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(o)
7,163 7,096
1 Month USD LIBOR + 3.00%
Entertainment - 0 .17%
CCM Merger Inc
0.00%, 10/29/2025
(o),(p)
330 326
1 Month USD LIBOR + 3.75%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(o)
500 562
1 Month USD LIBOR + 12.00%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(o)
4,258 4,101
3 Month USD LIBOR + 2.00%
$ 4,989
Food - 0 .39%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
11,620 11,646
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0 .12%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
3,493 3,463
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0 .30%
Legacy LifePoint Health LLC
3.90%, 11/16/2025
(o)
9,221 8,934
1 Month USD LIBOR + 3.75%
Insurance - 0 .79%
Acrisure LLC
3.65%, 02/15/2027
(o)
3,221 3,099
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.50%, 02/12/2027
(o)
7,154 7,104
1 Month USD LIBOR + 4.50%
Asurion LLC
6.65%, 08/04/2025
(o)
13,268 13,268
3 Month USD LIBOR + 3.25%
$ 23,471
Lodging - 0 .31%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
4,958 4,357
1 Month USD LIBOR + 2.50%

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
331
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
$ 5,152 $ 4,834
1 Month USD LIBOR + 9.00%
$ 9,191
Media - 0 .42%
CSC Holdings LLC
2.65%, 04/15/2027
(o)
2,178 2,106
1 Month USD LIBOR + 2.50%
Newco Financing Partnership
0.00%, 01/20/2029
(o),(p)
3,500 3,408
1 Month USD LIBOR + 3.50%
Radiate Holdco LLC
4.25%, 09/11/2026
(o)
3,712 3,643
1 Month USD LIBOR + 3.50%
UPC Financing Partnership
0.00%, 01/20/2029
(o),(p)
3,500 3,408
1 Month USD LIBOR + 3.50%
$ 12,565
Oil & Gas - 0 .07%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
2,004 2,107
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .17%
Mauser Packaging Solutions Holding Co
3.48%, 04/03/2024
(o)
5,408 5,043
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1 .11%
Bausch Health Americas Inc
2.90%, 11/14/2025
(o)
5,973 5,826
3 Month USD LIBOR + 8.75%
3.15%, 05/19/2025
(o)
18,124 17,679
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
10,306 9,765
3 Month USD LIBOR + 4.00%
$ 33,270
Pipelines - 0 .20%
Buckeye Partners LP
2.90%, 11/01/2026
(o)
6,015 5,893
1 Month USD LIBOR + 2.75%
Retail - 0 .32%
IRB Holding Corp
3.75%, 02/05/2025
(o)
4,562 4,329
1 Month USD LIBOR + 2.75%
Sally Holdings LLC
4.50%, 07/05/2024
(o)
5,240 5,214
$ 9,543
Telecommunications - 0 .83%
GTT Communications Inc
2.97%, 05/31/2025
(o)
7,857 6,685
3 Month USD LIBOR + 2.75%
Level 3 Financing Inc
1.87%, 03/01/2027
(o)
2,458 2,368
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.90%, 10/05/2024
(o)
8,955 8,617
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.15%, 02/19/2027
(o)
7,547 7,261
1 Month USD LIBOR + 3.00%
$ 24,931
TOTAL SENIOR FLOATING RATE INTERESTS $ 213,165
Total Investments $ 3,021,148
Other Assets and Liabilities -  (1.27)% (38,056)
TOTAL NET ASSETS - 100.00% $ 2,983,092
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,600 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $21,407 or
0.72% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,687,253 or 56.56% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $17,215 or 0.58% of net assets.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20 .18%
Consumer, Non-cyclical 17 .04%
Communications 16 .16%
Industrial 12 .44%
Energy 10 .78%
Financial 10 .62%
Basic Materials 7 .51%
Money Market Funds 3 .08%
Technology 2 .08%
Utilities 1 .38%
Other Assets and Liabilities
( 1 .27 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
332
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,374 $ 1,775,576 $ 1,829,135 $ 91,815
$ 145,374 $ 1,775,576 $ 1,829,135 $ 91,815
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 594 $ — $ — $ —
$ 594 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
333
INVESTMENT COMPANIES - 1.24% Shares Held Value (000's)
Money Market Funds - 1.24%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
22,181,053 $ 22,181
TOTAL INVESTMENT COMPANIES $ 22,181
BONDS - 5.71%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
1.30%, 12/11/2049
(d),(e),(f)
$ 4 $ —
Commercial Mortgage Trust 2007-GG9
0.63%, 03/10/2039
(d),(e),(f)
305 1
Ginnie Mae
1.46%, 03/16/2047
(d),(e)
149 5
ML-CFC Commercial Mortgage Trust 2006-3
0.78%, 07/12/2046
(d),(e),(f)
64 —
$ 6
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.65%, 02/25/2035 23 17
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.06%
Chase Mortgage Finance Trust Series 2007-A2
3.51%, 06/25/2035
(e)
22 21
Fannie Mae REMIC Trust 2004-W5
0.60%, 02/25/2047 18 18
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035 5 5
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.47%, 10/25/2034 8 8
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.13%, 10/25/2034 5 5
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.77%, 04/25/2035 61 59
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.91%, 08/25/2035 12 11
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.36%, 04/25/2037 1,668 902
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.52%, 01/25/2045 28 27
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,056
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.27%, 04/25/2036 26 12
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
1.27%, 12/25/2032 14 14
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
0.45%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.94%, 06/25/2034 26 25
1.00 x 1 Month USD LIBOR + 0.80%
$ 52
Sovereign - 5.65%
Colombia Government International Bond
3.00%, 01/30/2030 2,040 2,081
Hungary Government International Bond
1.63%, 04/28/2032 EUR 1,370 1,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(f)
EUR 11,584 $ 14,720
2.45%, 09/01/2050
(f)
1,430 2,007
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 1,313,699 12,499
0.10%, 03/10/2029 3,264,676 31,052
Mexico Government International Bond
3.25%, 04/16/2030 $ 2,030 2,097
4.50%, 04/22/2029 1,020 1,157
New Zealand Government Inflation Linked Bond
2.22%, 09/20/2025 NZD 7,520 5,628
2.50%, 09/20/2035 7,758 7,441
2.50%, 09/20/2040 3,629 3,681
Panama Government International Bond
4.50%, 04/01/2056 $ 375 461
Spain Government Bond
0.50%, 04/30/2030
(f)
EUR 85 103
1.00%, 10/31/2050
(f)
3,155 3,732
Spain Government Inflation Linked Bond
1.00%, 11/30/2030
(f)
6,501 8,878
United Kingdom Gilt
1.75%, 01/22/2049 GBP 2,330 3,726
$ 100,973
TOTAL BONDS $ 102,104
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 92.75%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.87%
1.13%, 08/15/2040 $ 7,570 $ 7,201
1.38%, 08/15/2050 8,945 8,394
$ 15,595
U.S. Treasury Inflation-Indexed Obligations - 91.88%
0.13%, 01/15/2022 44,405 44,909
0.13%, 04/15/2022 148,722 150,587
0.13%, 07/15/2022 19,752 20,156
0.13%, 01/15/2023 49,127 50,382
0.13%, 07/15/2024 33,266 34,981
0.13%, 10/15/2024 32,525 34,292
0.13%, 04/15/2025 89,763 94,873
0.13%, 10/15/2025 10,188 10,878
0.13%, 07/15/2026 53,275 57,352
0.13%, 01/15/2030 27,039 29,520
0.13%, 07/15/2030 44,063 48,366
0.25%, 01/15/2025 73,093 77,459
0.25%, 07/15/2029 18,270 20,214
0.25%, 02/15/2050 18,036 20,702
0.38%, 07/15/2023 26,306 27,446
0.38%, 07/15/2025 87,165 93,898
0.38%, 01/15/2027 47,550 51,910
0.38%, 07/15/2027 44,090 48,574
0.50%, 01/15/2028 59,108 65,682
0.63%, 04/15/2023 59,867 62,252
0.63%, 01/15/2024 35,402 37,404
0.63%, 01/15/2026
(g)
37,061 40,546
0.63%, 02/15/2043 24,561 29,681
0.75%, 07/15/2028
(g)
71,797 81,884
0.75%, 02/15/2042 28,155 34,780
0.75%, 02/15/2045
(h)
35,491 44,274
0.88%, 01/15/2029 33,133 38,183
0.88%, 02/15/2047 6,977 9,074
1.00%, 02/15/2046 24,732 32,662
1.00%, 02/15/2048 22,999 30,971
1.00%, 02/15/2049 16,589 22,575
1.38%, 02/15/2044 19,469 27,217
1.75%, 01/15/2028 18,517 22,324
2.00%, 01/15/2026 16,520 19,293
2.13%, 02/15/2040 12,923 19,505
2.13%, 02/15/2041 13,927 21,279
2.38%, 01/15/2025 3,808 4,384

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
334
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 01/15/2027 $ 29,328 $ 35,843
2.50%, 01/15/2029 12,879 16,633
3.38%, 04/15/2032 9,453 14,146
3.63%, 04/15/2028 2,234 3,028
3.88%, 04/15/2029 8,566 12,169
$ 1,642,288
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,657,883
TOTAL PURCHASED OPTIONS - 0.04% $ 655
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.32% $ 5,667
TOTAL PURCHASED CAPPED OPTIONS - 0.03% $ 577
Total Investments $ 1,789,067
Other Assets and Liabilities -  (0.09)% (1,591)
TOTAL NET ASSETS - 100.00% $ 1,787,476
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,441 or 1.65% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,641 or 0.15% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,765 or 0.10% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 98.40%
Money Market Funds 1.24%
Purchased Interest Rate Swaptions 0.32%
Mortgage Securities 0.06%
Purchased Options 0.04%
Purchased Capped Options 0.03%
Asset Backed Securities 0.00%
Other Assets and Liabilities
(0.09)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 38,171 $ 830,273 $ 846,263 $ 22,181
$ 38,171 $ 830,273 $ 846,263 $ 22,181
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 109,200 0.30% 02/15/2022 $ 194 $ 577 $ 383
Total $ 194 $ 577 $ 383
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 54,600 0.55% 02/15/2022 $ (45) $ (181) $ (136)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 54,600 0.55% 02/15/2022 (56) (181) (125)
Total $ (101) $ (362) $ (261)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
335
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 $ 113 $ 120 $ 7
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 138.00 11/23/2020 71 134 63
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 139.50 11/23/2020 173 341 168
Put - US Long Bond Future;
December 2020
N/A 31 31 $ 172.00 11/23/2020 37 60 23
Total $ 394 $ 655 $ 261
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 160 $ 400 $ 100.00 12/14/2021 $ (26) $ (11) $ 15
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 798 $ 99.38 12/14/2021 (139) (323) (184)
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 138.50 11/23/2020 (94) (189) (95)
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 139.00 11/23/2020 (127) (257) (130)
Total $ (386) $ (780) $ (394)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 18,530 0.39% 05/23/2023 $ 56 $ 32 $ (24)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.77% 11/06/2024 179 344 165
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 183 183 —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 217 136
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 306 101
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 223 800 577
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 788 568
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 573 401
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 79 212 133
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,130 0.89% 05/01/2025 115 60 (55)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 80 63 (17)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 73 (6)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 183 119
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 61 194 133
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 211 131
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 136 89
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 33,110 1.77% 11/06/2024 179 36 (143)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 115 (57)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 29 (51)

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
336
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 $ 321 $ 2 $ (319)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,420 3.08% 01/30/2029 81 29 (52)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 31 (193)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 44 (161)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 220 33 (187)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 31 (102)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 155 (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,570 0.90% 12/01/2020 54 63 9
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,130 0.89% 05/01/2025 115 166 51
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,320 0.95% 12/22/2020 39 55 16
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 80 84 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 74 (5)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 43 (19)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 30 (119)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 46 (18)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 81 30 (51)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 68 (150)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 68 (175)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 48 1 (47)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 200 3 (197)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 378 56 (322)
Total $ 5,531 $ 5,667 $ 136
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 11,540 0.61% 04/07/2023 $ (43) $ (34) $ 9
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,530 0.69% 04/12/2023 (71) (64) 7
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.58% 11/06/2020 (78) (452) (374)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 33,110 0.41% 03/18/2021 (57) (68) (11)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (591) (382)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (218) (1,329) (1,111)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,450 1.74% 11/20/2020 (179) (624) (445)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,820 1.06% 10/12/2022 (95) (83) 12
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,800 0.79% 04/16/2021 (49) (19) 30

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
337
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,535 0.77% 04/16/2021 $ (42) $ (15) $ 27
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.72% 04/19/2021 (43) (13) 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (51) 63
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,190 0.69% 05/14/2021 (81) (26) 55
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.74% 06/28/2021 (85) (35) 50
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.72% 06/30/2021 (83) (32) 51
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.67% 07/15/2021 (84) (30) 54
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,310 0.45% 10/01/2021 (31) (19) 12
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,983 0.93% 10/07/2021 (72) (59) 13
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,320 0.65% 12/22/2020 (24) (18) 6
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,370 0.75% 06/03/2021 (159) (66) 93
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,920 0.74% 04/20/2021 (137) (45) 92
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,665 1.53% 12/14/2020 (85) (456) (371)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 17,665 1.51% 12/15/2020 (84) (447) (363)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 8,140 0.02% 04/08/2022 (105) (211) (106)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 7,120 0.12% 04/05/2022 (90) (151) (61)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,540 0.04% 09/14/2022 (55) (88) (33)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,535 0.14% 09/13/2022 (53) (71) (18)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 86,280 2.15% 05/28/2021 (242) — 242
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,530 0.69% 04/12/2023 (71) (20) 51
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,540 0.61% 04/07/2023 (43) (15) 28
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.58% 11/06/2020 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,030 1.10% 07/15/2021 (22) (32) (10)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (413) (29) 384
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,570 1.00% 06/02/2021 (204) (235) (31)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (1) 212
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (209) (83) 126
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,450 1.74% 11/20/2020 (180) — 180
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 0.95% 08/05/2021 (32) (67) (35)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (20) 108
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (19) 110

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
338
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 4,030 1.85% 02/23/2022 $ (71) $ (27) $ 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,771 1.60% 03/07/2022 (62) (41) 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (69) (27) 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.64% 11/03/2020 (90) — 90
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (15) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (7) 26
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,130 1.05% 06/14/2021 (45) (50) (5)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,080 1.10% 07/19/2021 (21) (33) (12)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (1) 217
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.62% 11/03/2020 (91) — 91
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.72% 06/30/2021 (83) (112) (29)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,820 1.06% 10/12/2022 (95) (105) (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.77% 04/16/2021 (42) (42) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,190 0.69% 05/14/2021 (81) (108) (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,860 1.15% 01/11/2022 (28) (41) (13)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,370 0.75% 06/03/2021 (159) (199) (40)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.67% 07/15/2021 (84) (130) (46)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (162) (48)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,620 1.45% 10/01/2021 (48) (61) (13)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.74% 06/28/2021 (85) (106) (21)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,800 0.79% 04/16/2021 (49) (46) 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,983 0.93% 10/07/2021 (72) (82) (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (41) 29
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (67) (41) 26
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,010 1.60% 03/07/2022 (101) (65) 36
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 0.95% 08/06/2021 (36) (73) (37)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.72% 04/19/2021 (43) (47) (4)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (7) 29
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (14) 62
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (129) (29) 100
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (23) 56
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,920 0.74% 04/20/2021 (136) (141) (5)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (39) 93

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
339
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,730 2.25% 08/21/2024 $ (170) $ (102) $ 68
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (91) (23) 68
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (39) 109
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.00% 06/15/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (15) (1) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (14) (1) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 20,240 3.25% 12/30/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 9,180 0.15% 08/10/2021 (13) (2) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) (1) 33
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (17) — 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (148) (1) 147
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) — 87
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) — 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) — 43
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (65) — 65
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 36,220 2.00% 11/30/2020 (49) — 49
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 17,665 1.53% 12/14/2020 (84) — 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 6,030 0.00% 06/15/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.16% 04/13/2021 (66) — 66
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 29,530 0.25% 09/07/2021 (49) (10) 39
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (23) (3) 20
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (69) — 69
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (25) — 25
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 17,665 1.51% 12/15/2020 (84) — 84
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,535 0.14% 09/13/2022 (54) (23) 31
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (17) 38
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,120 0.12% 04/05/2022 (90) (27) 63
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,140 0.02% 04/08/2022 (104) (24) 80
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 10,320 0.60% 09/06/2021 (53) (78) (25)
Total $ (9,125) $ (7,885) $ 1,240
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
340
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canada 10 Year Bond; December 2020 Short 94 $ 10,657 $ 61
Euro Bond 10 Year Bond; December 2020 Short 107 21,951 (294)
Euro Buxl 30 Year Bond; December 2020 Short 40 10,657 (291)
Euro-BTP; December 2020 Long 1 174 6
Japan 10 Year Bond TSE; December 2020 Short 16 23,211 —
US 10 Year Note; December 2020 Short 115 15,895 137
US 10 Year Ultra Note; December 2020 Long 130 20,446 (141)
US 2 Year Note; December 2020 Long 570 125,881 (7)
US 5 Year Note; December 2020 Long 194 24,367 (16)
US Ultra Bond; December 2020 Long 20 4,300 (41)
Total $ (586)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/04/2020 JPY 4,595,680 $ 43,957 $ — $ (60)
Bank of America NA 12/03/2020 $ 43,971 JPY 4,595,680 53 —
Barclays Bank PLC 11/04/2020 $ 3,683 EUR 3,102 70 —
Barclays Bank PLC 11/04/2020 $ 43,539 JPY 4,597,707 — (377)
Barclays Bank PLC 12/03/2020 $ 326 NZD 493 — —
Barclays Bank PLC 12/17/2020 $ 4,415 MXN 96,492 — (113)
BNP Paribas 11/02/2020 $ 70 GBP 53 1 —
BNP Paribas 11/04/2020 $ 30,680 NZD 46,542 — (93)
BNP Paribas 11/04/2020 NZD 24,931 $ 16,526 — (42)
BNP Paribas 12/03/2020 $ 16,526 NZD 24,931 47 —
BNP Paribas 12/16/2020 $ 3,520 CAD 4,684 3 —
Citigroup Inc 11/02/2020 EUR 1,480 GBP 1,343 — (16)
Citigroup Inc 12/03/2020 $ 453 EUR 389 — —
Citigroup Inc 12/11/2020 $ 1,765 CAD 2,324 20 —
Citigroup Inc 12/11/2020 CAD 2,328 $ 1,765 — (17)
Citigroup Inc 12/16/2020 $ 3,510 CAD 4,694 — (15)
Citigroup Inc 12/16/2020 CAD 16,282 $ 12,320 — (94)
Citigroup Inc 12/16/2020 $ 3,520 CAD 4,630 44 —
Deutsche Bank AG 11/04/2020 NZD 18,138 $ 12,086 — (93)
Goldman Sachs & Co 11/02/2020 GBP 1,371 EUR 1,480 52 —
Goldman Sachs & Co 11/02/2020 EUR 2,870 GBP 2,559 27 —
Goldman Sachs & Co 11/02/2020 GBP 2,607 EUR 2,870 34 —
Goldman Sachs & Co 11/04/2020 EUR 12,949 $ 15,156 — (75)
Goldman Sachs & Co 11/04/2020 $ 14,314 EUR 12,189 118 —
Goldman Sachs & Co 11/04/2020 NZD 3,473 $ 2,301 — (5)
Goldman Sachs & Co 12/03/2020 $ 15,165 EUR 12,949 77 —
Goldman Sachs & Co 12/17/2020 MXN 99,835 $ 4,415 270 —
HSBC Securities Inc 11/04/2020 $ 3,774 GBP 2,937 — (31)
HSBC Securities Inc 12/16/2020 $ 1,770 CAD 2,330 20 —
Morgan Stanley & Co 11/04/2020 $ 730 CAD 975 — (2)
UBS AG 11/04/2020 GBP 2,538 $ 3,282 6 —
UBS AG 11/04/2020 $ 14,282 EUR 12,189 86 —
UBS AG 11/04/2020 EUR 12,949 $ 15,121 — (40)
UBS AG 12/03/2020 $ 3,283 GBP 2,538 — (5)
UBS AG 12/03/2020 $ 15,130 EUR 12,949 43 —
Total $ 971 $ (1,078)
Amounts in thousands.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.62% Quarterly Quarterly N/A 08/10/2025 CNY 62,140 $ 13 $ — $ 13 $ —
Total $ 1 3 $ — $ 13 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
341
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 22,950 $ (793) $ (56) $ (849)
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 12/02/2030 $ 3,100 (10) — (10)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 10,040 921 1 922
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 186,030 (5,385) 2 (5,383)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 68 — 68
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (21) — (21)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 730 98 — 98
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 3,820 88 1 89
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 6,930 (6) — (6)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 (77) — (77)
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 131 — 131
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (10) — (10)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 42 — 42
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 3,014 — 3,014
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 17 — 17
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 910 8 — 8
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 08/21/2050 225 (18) — (18)
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 08/25/2050 7,295 (156) — (156)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (14) — (14)
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 17,950 164 — 164
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 7,360 68 — 68
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 57 — 57
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 10/30/2030 510 (5) — (5)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 710 2 — 2
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 161 — 161
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 162 — 162
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 1,235 (63) — (63)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 4,660 147 — 147
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 75 — 75
3 Month USD LIBOR Receive 0.30% Semiannual Quarterly N/A 02/28/2025 4,440 16 1 17
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 35,890 (41) — (41)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 2,580 51 — 51
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (9) — (9)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (64) — (64)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 4,160 26 — 26
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 1,695 (6) — (6)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (12) — (12)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 666 13 — 13
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (56) — (56)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 (20) — (20)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 (65) — (65)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (48) — (48)
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 11/25/2050 970 54 — 54
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (47) — (47)
3 Month USD LIBOR Pay 0.23% Quarterly Semiannual N/A 10/21/2022 1,930 — — —
3 Month USD LIBOR Pay 0.83% Quarterly Semiannual N/A 12/23/2030 3,790 (29) — (29)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 794 1 795
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (782) — (782)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (56) — (56)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (39) — (39)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 10/26/2030 955 4 — 4
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (546) 1 (545)
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 706 (1) 705
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (684) — (684)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 878 — 878
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 230 35 — 35
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/26/2030 955 2 — 2
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 1,115 (1) — (1)
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 1,115 (1) — (1)
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 10/28/2030 510 (2) — (2)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 4,659 (51) 4,608
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (1,290) 12 (1,278)
3 Month USD LIBOR Pay 0.80% Quarterly Semiannual N/A 10/30/2030 1,810 (16) — (16)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 (11) — (11)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 (7) — (7)
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/04/2031 290 4 — 4

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
342
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 $ 295 $ 5 $ 1 $ 6
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (5) — (5)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 19,930 (109) — (109)
3 Month USD LIBOR Receive 0.21% Semiannual Quarterly N/A 09/15/2022 38,580 12 — 12
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (81) — (81)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 89 — 89
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (100) — (100)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 13 — 13
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 (46) — (46)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 EUR 7,480 32 1 33
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 08/24/2023 2,890 7 — 7
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 8,020 45 1 46
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 09/13/2023 5,790 11 — 11
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 4,480 22 — 22
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 4,490 21 — 21
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 4,460 18 — 18
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 5,910 26 — 26
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 3,760 16 — 16
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 7,460 33 — 33
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/21/2025 1,280 4 — 4
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 08/16/2027 1,400 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 06/25/2023 3,540 13 — 13
6 Month Euro Interbank Offered Rate Receive (0.41)% Annual Semiannual N/A 02/16/2023 7,110 (24) — (24)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/09/2023 2,200 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/05/2023 2,730 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/27/2023 3,560 13 (1) 12
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 07/21/2022 7,220 (18) — (18)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 07/20/2026 2,850 20 (1) 19
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/20/2023 7,900 26 — 26
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 09/19/2027 1,210 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 10/18/2027 670 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.36)% Semiannual Annual N/A 10/18/2027 1,970 — 1 1
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 07/08/2023 3,470 12 — 12
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 07/02/2023 3,190 10 — 10
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 06/24/2023 3,550 11 — 11
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 02/16/2023 7,080 (25) 1 (24)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 08/16/2027 5,590 42 — 42
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 1,341 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 6,920 30 — 30
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 2,440 12 — 12
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 19,820 (121) — (121)
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 15,460 45 — 45
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 3,855 (44) (1) (45)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 3,855 (43) (1) (44)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 375 (6) — (6)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 7,070 (6) 2 (4)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 7,310 (63) (2) (65)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 1,640 (26) (1) (27)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 6,270 29 — 29
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 (106) — (106)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 2,290 (1) (1) (2)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 7,490 25 (1) 24
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 3,990 8 (1) 7
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 3,190 (167) (6) (173)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 3,200 3 (1) 2
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 4,420 21 — 21
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 1,341 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 1,341 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 3,576 18 — 18
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,740 (125) (3) (128)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 7,950 7 (2) 5
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 14,780 (129) (3) (132)

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
343
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 EUR 7,300 $ (44) $ (1) $ (45)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 14,130 (52) — (52)
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 3,740 (12) 1 (11)
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 3,730 (10) — (10)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 6,190 (18) 2 (16)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,780 (127) (3) (130)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 5,370 3 (1) 2
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 JPY 12,400 5 — 5
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (2) — (2)
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 2 — 2
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (14) — (14)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 38,580 (9) (1) (10)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 $ 15,060 (103) 1 (102)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.85% Annual Annual N/A 03/24/2030 6,700 721 — 721
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (383) — (383)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 3,795 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 1,030 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.92% Annual Annual N/A 09/10/2030 7,620 (83) — (83)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.50% Annual Annual N/A 03/10/2030 24,845 964 1 965
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 16,775 69 1 70
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 13,705 28 — 28
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.82% Annual Annual N/A 03/23/2030 4,500 497 — 497
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 4,480 151 — 151
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 666 — 666
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 9,270 (214) — (214)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 13,930 896 — 896
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (365) 1 (364)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.91% Annual Annual N/A 10/05/2030 7,700 (62) — (62)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.86% Annual Annual N/A 10/15/2030 EUR 6,590 (12) — (12)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 (120) (4) (124)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.92% Annual Annual N/A 09/15/2030 6,505 (57) — (57)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (837) (29) (866)
Secured Overnight Financing Rate Receive 0.54% Annual Annual N/A 10/20/2030 $ 2,500 7 — 7
Secured Overnight Financing Rate Pay 0.84% Annual Annual N/A 10/21/2040 119 (2) — (2)
Secured Overnight Financing Rate Pay 0.75% Annual Annual N/A 10/21/2035 133 (2) — (2)
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 285 2 — 2
Secured Overnight Financing Rate Receive 0.17% Annual Annual N/A 10/21/2025 1,374 2 — 2
Secured Overnight Financing Rate Receive 0.05% Annual Annual N/A 10/21/2022 3,000 — — —
Secured Overnight Financing Rate Pay 0.55% Annual Annual N/A 10/20/2030 2,500 (8) — (8)
Secured Overnight Financing Rate Pay 0.91% Annual Annual N/A 10/21/2050 61 (2) — (2)
United Kingdom Retail Prices Index Receive 3.53% Annual Annual N/A 10/15/2025 GBP 13,100 (26) 5 (21)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 350 (21) 329
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 13,100 — 12 12
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 797 (66) 731
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 205 (32) 173

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
344
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 GBP 2,135 $ 28 $ (3) $ 25
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (243) 44 (199)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 161 (33) 128
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (61) 22 (39)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 91 (34) 57
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (105) 22 (83)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 160 (33) 127
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 12,590 555 (115) 440
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (1,000) 8 (992)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 699 (112) 587
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (570) 95 (475)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (310) 44 (266)
US Federal Funds Effective Rate
(continuous series)
Receive 0.99% Annual Annual N/A 10/21/2050 $ 61 2 — 2
US Federal Funds Effective Rate
(continuous series)
Pay 0.05% Annual Annual N/A 10/21/2022 3,000 — — —
US Federal Funds Effective Rate
(continuous series)
Pay 0.18% Annual Annual N/A 10/21/2025 1,374 (2) — (2)
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 285 (2) — (2)
US Federal Funds Effective Rate
(continuous series)
Receive 0.79% Annual Annual N/A 10/21/2035 133 2 — 2
US Federal Funds Effective Rate
(continuous series)
Receive 0.91% Annual Annual N/A 10/21/2040 119 3 — 3
Total $ 3,76 5 $ (336) $ 3,42 9
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
October 31, 2020
See accompanying notes.
345
INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Money Market Funds - 1 .42%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,691,332 $ 3,691
TOTAL INVESTMENT COMPANIES $ 3,691
COMMON STOCKS - 97 .97 % Shares Held Value (000's)
Agriculture - 0 .29%
SLC Agricola SA 168,800 $ 758
Automobile Manufacturers - 3 .43%
Ashok Leyland Ltd 1,464,606 1,556
Eicher Motors Ltd 35,486 999
Hyundai Motor Co 13,550 1,983
Kia Motors Corp 51,995 2,332
Maruti Suzuki India Ltd 21,539 2,023
$ 8,893
Automobile Parts & Equipment - 0 .37%
Weichai Power Co Ltd 506,000 960
Banks - 7 .97%
Bank Rakyat Indonesia Persero Tbk PT 7,707,200 1,745
Credicorp Ltd 22,304 2,558
Grupo Financiero Banorte SAB de CV
(b)
487,500 2,174
HDFC Bank Ltd
(b)
146,504 2,340
ICICI Bank Ltd
(b)
326,143 1,715
Kotak Mahindra Bank Ltd
(b)
56,649 1,182
PT Bank Central Asia Tbk 1,659,400 3,265
Sberbank of Russia PJSC ADR 282,446 2,853
Shinhan Financial Group Co Ltd 74,631 2,025
TCS Group Holding PLC 35,125 838
$ 20,695
Beverages - 1 .84%
Arca Continental SAB de CV 184,600 805
Kweichow Moutai Co Ltd 8,500 2,125
Thai Beverage PCL 2,175,000 925
Tsingtao Brewery Co Ltd 110,000 911
$ 4,766
Building Materials - 3 .07%
Amber Enterprises India Ltd 30,887 909
Anhui Conch Cement Co Ltd 315,564 2,404
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
248,671 1,382
China Lesso Group Holdings Ltd 1,006,000 1,631
China Resources Cement Holdings Ltd 638,000 835
Voltas Ltd 83,878 798
$ 7,959
Chemicals - 1 .05%
Asian Paints Ltd 68,158 2,033
Navin Fluorine International Ltd 22,992 695
$ 2,728
Commercial Services - 1 .42%
China New Higher Education Group Ltd
(d)
850,000 443
New Oriental Education & Technology Group Inc
ADR
(b)
12,564 2,015
NICE Information Service Co Ltd 71,764 1,236
$ 3,694
Computers - 0 .60%
LG Corp 16,458 985
Wiwynn Corp 22,000 560
$ 1,545
Consumer Products - 0 .92%
Hindustan Unilever Ltd 84,971 2,376
Cosmetics & Personal Care - 0 .34%
Colgate-Palmolive India Ltd 43,092 882
Diversified Financial Services - 3 .72%
B3 SA - Brasil Bolsa Balcao 163,277 1,446
CreditAccess Grameen Ltd
(b)
93,605 817
Fubon Financial Holding Co Ltd 904,000 1,288
Housing Development Finance Corp Ltd 126,228 3,275
KB Financial Group Inc 63,410 2,268
Tisco Financial Group PCL 249,100 565
$ 9,659
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0 .68%
Delta Electronics Inc 266,000 $ 1,770
Energy - Alternate Sources - 0 .49%
Sao Martinho SA 346,529 1,273
Engineering & Construction - 0 .98%
Frontken Corp Bhd 726,100 615
Grupo Aeroportuario del Pacifico SAB de CV 128,200 1,067
Grupo Aeroportuario del Sureste SAB de CV
(b)
73,795 856
$ 2,538
Food - 3 .16%
Dino Polska SA
(b),(d)
21,102 1,160
Indofood Sukses Makmur Tbk PT 2,416,500 1,145
Minerva SA/Brazil
(b)
520,000 907
Nestle India Ltd 5,133 1,188
Tingyi Cayman Islands Holding Corp 1,144,000 2,093
Want Want China Holdings Ltd 1,315,000 871
X5 Retail Group NV 24,092 847
$ 8,211
Gas - 1 .48%
China Resources Gas Group Ltd 318,000 1,382
ENN Energy Holdings Ltd 194,800 2,465
$ 3,847
Healthcare - Services - 0 .70%
Notre Dame Intermedica Participacoes SA 67,400 770
Pharmaron Beijing Co Ltd
(d)
72,700 1,052
$ 1,822
Holding Companies - Diversified - 0 .41%
Swire Pacific Ltd 233,000 1,063
Home Furnishings - 1 .49%
Gree Electric Appliances Inc of Zhuhai 174,683 1,532
Haier Electronics Group Co Ltd 343,000 1,308
Hangzhou Robam Appliances Co Ltd 186,592 1,022
$ 3,862
Insurance - 2 .98%
AIA Group Ltd 139,000 1,323
China Life Insurance Co Ltd 524,000 1,143
ICICI Lombard General Insurance Co Ltd
(b),(d)
65,344 1,089
ICICI Prudential Life Insurance Co Ltd
(b),(d)
110,371 600
Odontoprev SA 467,200 1,015
PICC Property & Casualty Co Ltd 2,336,000 1,585
Qualitas Controladora SAB de CV 243,900 978
$ 7,733
Internet - 25 .43%
AfreecaTV Co Ltd 9,845 522
Alibaba Group Holding Ltd
(b)
668,824 25,345
Ant Group Co Ltd
(b),(d),(e)
3,000 31
JD.com Inc ADR
(b)
53,927 4,396
Meituan
(b)
159,800 5,957
MercadoLibre Inc
(b)
1,321 1,604
Naspers Ltd 25,730 5,023
NCSoft Corp 2,610 1,793
Tencent Holdings Ltd 269,300 20,576
Tencent Music Entertainment Group ADR
(b)
51,588 768
$ 66,015
Iron & Steel - 1 .18%
Eregli Demir ve Celik Fabrikalari TAS 1,092,025 1,249
Severstal PAO 133,522 1,825
$ 3,074
Lodging - 0 .55%
Galaxy Entertainment Group Ltd 97,000 641
NagaCorp Ltd 752,000 778
$ 1,419
Metal Fabrication & Hardware - 0 .24%
Astral Poly Technik Ltd 41,738 633
Mining - 2 .72%
Anglo American PLC 42,313 993
Antofagasta PLC 76,899 1,025
Impala Platinum Holdings Ltd 144,415 1,285

Schedule of Investments
International Emerging Markets Fund
October 31, 2020
See accompanying notes.
346
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Polymetal International PLC 69,812 $ 1,484
Polyus PJSC 23,188 2,281
$ 7,068
Miscellaneous Manufacturers - 1 .87%
Elite Material Co Ltd 141,000 741
Escorts Ltd 41,061 665
Lens Technology Co Ltd 183,800 921
Pidilite Industries Ltd 59,913 1,268
Sunny Optical Technology Group Co Ltd 76,300 1,267
$ 4,862
Oil & Gas - 3 .54%
LUKOIL PJSC ADR 41,745 2,136
Petrobras Distribuidora SA 188,100 626
Reliance Industries Ltd 232,184 6,437
$ 9,199
Pharmaceuticals - 0 .34%
Sino Biopharmaceutical Ltd 873,000 884
Real Estate - 2 .06%
A-Living Services Co Ltd
(d)
452,250 1,905
Shenzhen Overseas Chinese Town Co Ltd 1,017,990 999
Shimao Group Holdings Ltd 623,000 2,207
Shimao Services Holdings Ltd
(b),(d)
109,213 234
$ 5,345
Retail - 3 .86%
China Meidong Auto Holdings Ltd 244,000 999
Home Product Center PCL 3,937,600 1,761
Li Ning Co Ltd 301,500 1,571
Lojas Renner SA 168,940 1,103
Magazine Luiza SA 385,600 1,649
Wal-Mart de Mexico SAB de CV 1,210,400 2,931
$ 10,014
Semiconductors - 16 .03%
ASPEED Technology Inc 16,000 774
Keystone Microtech Corp 79,000 860
MediaTek Inc 146,000 3,471
Parade Technologies Ltd 15,000 573
Realtek Semiconductor Corp 77,000 959
Samsung Electronics Co Ltd 254,298 12,782
SK Hynix Inc 44,792 3,178
Taiwan Semiconductor Manufacturing Co Ltd 1,257,685 19,028
$ 41,625
Software - 1 .47%
Bilibili Inc ADR
(b)
14,055 628
NetEase Inc 133,425 2,334
Sea Ltd ADR
(b)
5,415 854
$ 3,816
Telecommunications - 0 .65%
Accton Technology Corp 234,000 1,700
Transportation - 0 .64%
Hyundai Glovis Co Ltd 6,811 1,012
Rumo SA
(b)
205,416 651
$ 1,663
TOTAL COMMON STOCKS $ 254,351
PREFERRED STOCKS - 0 .68 % Shares Held Value (000's)
Semiconductors - 0 .23%
Samsung Electronics Co Ltd 1417.00% 13,335 $ 593
Telecommunications - 0 .45%
Telefonica Brasil SA 2.68% 158,600 1,176
TOTAL PREFERRED STOCKS $ 1,769
Total Investments $ 259,811
Other Assets and Liabilities -  (0.07)% (187)
TOTAL NET ASSETS - 100.00% $ 259,624
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,514 or 2.51% of net assets.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $31 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 35 .25%
India 12 .91%
Taiwan 12 .22%
Korea, Republic Of 11 .81%
Brazil 4 .38%
Russian Federation 3 .83%
Hong Kong 3 .72%
Mexico 3 .40%
South Africa 2 .44%
Indonesia 2 .37%
United States 1 .42%
Thailand 1 .26%
Peru 0 .98%
Cyprus 0 .89%
Argentina 0 .62%
Turkey 0 .48%
Poland 0 .45%
Chile 0 .39%
United Kingdom 0 .38%
Singapore 0 .33%
Cambodia 0 .30%
Malaysia 0 .24%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Fund
October 31, 2020
See accompanying notes.
347
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,949 $ 102,495 $ 100,753 $ 3,691
$ 1,949 $ 102,495 $ 100,753 $ 3,691
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
October 31, 2020
See accompanying notes.
348
INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,843 $ 3
TOTAL INVESTMENT COMPANIES $ 3
COMMON STOCKS - 99 .52 % Shares Held Value (000's)
Aerospace & Defense - 0 .45%
Aselsan Elektronik Sanayi Ve Ticaret AS 656,000 $ 1,310
Agriculture - 0 .59%
British American Tobacco PLC 54,000 1,712
Apparel - 2 .70%
Kering SA 4,261 2,575
LVMH Moet Hennessy Louis Vuitton SE 11,378 5,333
$ 7,908
Automobile Manufacturers - 1 .59%
Toyota Motor Corp 33,000 2,166
Volvo AB - B Shares
(b)
128,000 2,488
$ 4,654
Automobile Parts & Equipment - 0 .54%
Weichai Power Co Ltd 831,000 1,576
Banks - 7 .88%
Banca Generali SpA 59,000 1,680
China Merchants Bank Co Ltd 785,500 4,092
DBS Group Holdings Ltd 144,900 2,158
Macquarie Group Ltd 27,346 2,438
National Bank of Canada 67,900 3,259
Royal Bank of Canada 29,800 2,084
Sberbank of Russia PJSC ADR 194,243 1,962
Svenska Handelsbanken AB
(b)
382,000 3,095
Swedbank AB
(b)
145,000 2,270
$ 23,038
Biotechnology - 0 .54%
Genmab A/S
(b)
4,700 1,570
Building Materials - 2 .38%
Anhui Conch Cement Co Ltd 418,400 2,618
China Resources Cement Holdings Ltd 970,000 1,270
Sika AG 12,460 3,065
$ 6,953
Chemicals - 1 .34%
Nitto Denko Corp 23,000 1,616
Soulbrain Co Ltd/New
(b)
12,071 2,313
$ 3,929
Commercial Services - 1 .11%
Ashtead Group PLC 90,137 3,257
Computers - 4 .03%
BayCurrent Consulting Inc 17,400 2,251
Bechtle AG 13,000 2,232
Gigabyte Technology Co Ltd 710,000 1,787
Nomura Research Institute Ltd 67,900 2,002
Otsuka Corp 31,500 1,447
Teleperformance 6,822 2,048
$ 11,767
Cosmetics & Personal Care - 1 .44%
L'Oreal SA 13,000 4,201
Diversified Financial Services - 3 .62%
Amundi SA
(b),(d)
19,500 1,279
Azimut Holding SpA 152,892 2,577
Deutsche Boerse AG 8,500 1,253
E.Sun Financial Holding Co Ltd 2,675,969 2,275
Euronext NV
(d)
17,000 1,770
IG Group Holdings PLC 144,000 1,421
$ 10,575
Electric - 2 .91%
Endesa SA 85,000 2,280
Enel SpA 192,000 1,527
Iberdrola SA 399,000 4,711
$ 8,518
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .87%
Delta Electronics Inc 248,000 $ 1,650
LG Innotek Co Ltd 13,000 1,762
Schneider Electric SE 17,000 2,066
$ 5,478
Electronics - 2 .31%
Compeq Manufacturing Co Ltd 1,012,000 1,545
FLEXium Interconnect Inc 423,000 1,727
Micro-Star International Co Ltd 436,000 1,757
Tripod Technology Corp 433,000 1,722
$ 6,751
Engineering & Construction - 0 .70%
HomeServe PLC 142,000 2,035
Entertainment - 1 .71%
Evolution Gaming Group AB
(d)
46,000 3,412
Kindred Group PLC
(b)
210,000 1,597
$ 5,009
Food - 4 .64%
Coles Group Ltd 118,000 1,474
Magnit PJSC 121,000 1,670
Marfrig Global Foods SA
(b)
531,000 1,267
Metro Inc/CN 67,500 3,149
Nestle SA 38,000 4,274
X5 Retail Group NV 49,000 1,722
$ 13,556
Gas - 0 .95%
ENN Energy Holdings Ltd 219,400 2,777
Healthcare - Products - 0 .96%
QIAGEN NV
(b)
59,000 2,799
Home Builders - 1 .37%
Berkeley Group Holdings PLC 45,783 2,407
Open House Co Ltd 47,000 1,601
$ 4,008
Home Furnishings - 0 .63%
Sony Corp 22,000 1,834
Insurance - 7 .02%
Allianz SE 8,123 1,431
Assicurazioni Generali SpA 128,000 1,717
BB Seguridade Participacoes SA 191,000 789
Japan Post Insurance Co Ltd 137,114 2,173
Legal & General Group PLC 1,156,230 2,772
Manulife Financial Corp 191,000 2,589
Power Corp of Canada 70,350 1,340
Sun Life Financial Inc 85,500 3,402
Swiss Life Holding AG 5,764 1,939
Tokio Marine Holdings Inc 53,037 2,370
$ 20,522
Internet - 8 .17%
Alibaba Group Holding Ltd ADR
(b)
40,400 12,309
JD.com Inc ADR
(b)
20,200 1,647
Tencent Holdings Ltd 130,000 9,933
$ 23,889
Iron & Steel - 1 .20%
Fortescue Metals Group Ltd 129,000 1,578
Mineral Resources Ltd 109,500 1,923
$ 3,501
Machinery - Construction & Mining - 0 .74%
Sandvik AB
(b)
121,000 2,157
Machinery - Diversified - 1 .27%
Atlas Copco AB - A Shares 84,000 3,708
Media - 0 .48%
Wolters Kluwer NV 17,500 1,417
Mining - 5 .22%
Anglo American PLC 95,500 2,241
BHP Group PLC 73,000 1,414
Centamin PLC 680,000 1,094
Centerra Gold Inc 155,000 1,354
Kirkland Lake Gold Ltd 33,500 1,526

Schedule of Investments
International Fund I
October 31, 2020
See accompanying notes.
349
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Polymetal International PLC 78,000 $ 1,658
Regis Resources Ltd 853,000 2,504
Rio Tinto Ltd 22,000 1,431
Saracen Mineral Holdings Ltd
(b)
508,000 2,030
$ 15,252
Miscellaneous Manufacturers - 1 .72%
Elite Material Co Ltd 446,000 2,344
Siemens AG 23,000 2,698
$ 5,042
Oil & Gas - 1 .51%
Beach Energy Ltd 1,542,000 1,279
Reliance Industries Ltd
(d)
57,000 3,139
$ 4,418
Pharmaceuticals - 6 .37%
AstraZeneca PLC 14,000 1,406
Chugai Pharmaceutical Co Ltd 63,000 2,432
Hikma Pharmaceuticals PLC 41,000 1,333
Ipsen SA 15,000 1,366
Novo Nordisk A/S 29,000 1,849
Roche Holding AG 14,500 4,659
Sanofi 29,000 2,619
Sino Biopharmaceutical Ltd 1,269,000 1,286
UCB SA 16,800 1,659
$ 18,609
Private Equity - 0 .56%
Partners Group Holding AG 1,820 1,639
Real Estate - 0 .65%
TAG Immobilien AG
(b)
65,000 1,915
Retail - 3 .30%
Alimentation Couche-Tard Inc 78,000 2,402
ANTA Sports Products Ltd 192,600 2,138
B&M European Value Retail SA 288,000 1,807
Harvey Norman Holdings Ltd 467,000 1,461
JB Hi-Fi Ltd 55,000 1,838
$ 9,646
Semiconductors - 7 .92%
ASML Holding NV 6,300 2,280
Novatek Microelectronics Corp 421,000 3,934
Realtek Semiconductor Corp 196,000 2,442
Samsung Electronics Co Ltd 91,000 4,574
Taiwan Semiconductor Manufacturing Co Ltd 233,854 3,538
Taiwan Semiconductor Manufacturing Co Ltd
ADR
50,700 4,252
Tokyo Electron Ltd 8,000 2,147
$ 23,167
Software - 2 .94%
NetEase Inc ADR 37,355 3,242
Nexon Co Ltd 86,000 2,397
SAP SE 14,600 1,558
TIS Inc 73,000 1,396
$ 8,593
Telecommunications - 2 .00%
KDDI Corp 80,000 2,164
Nice Ltd
(b)
8,300 1,888
Telefonaktiebolaget LM Ericsson 160,000 1,786
$ 5,838
Toys, Games & Hobbies - 0 .55%
Nintendo Co Ltd 3,000 1,622
Transportation - 1 .64%
Canadian National Railway Co 15,000 1,490
Canadian Pacific Railway Ltd 5,300 1,584
Kuehne + Nagel International AG 8,600 1,719
$ 4,793
TOTAL COMMON STOCKS $ 290,943
Total Investments $ 290,946
Other Assets and Liabilities -  0.48% 1,397
TOTAL NET ASSETS - 100.00% $ 292,343
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,600 or 3.28% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 13 .80%
Japan 10 .13%
Taiwan 9 .91%
Canada 8 .27%
France 7 .36%
United Kingdom 7 .02%
Sweden 6 .48%
Australia 6 .15%
Switzerland 5 .91%
Germany 3 .78%
Korea, Republic Of 2 .95%
Netherlands 2 .82%
Italy 2 .56%
Spain 2 .39%
Russian Federation 1 .83%
Denmark 1 .17%
India 1 .07%
Hong Kong 0 .87%
Singapore 0 .74%
Brazil 0 .70%
Israel 0 .65%
Cyprus 0 .57%
Belgium 0 .57%
Malta 0 .54%
Jordan 0 .46%
Turkey 0 .45%
Jersey, Channel Islands 0 .37%
United States 0 .00%
Other Assets and Liabilities
0 .48%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
October 31, 2020
See accompanying notes.
350
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,998 $ 125,839 $ 129,834 $ 3
$ 3,998 $ 125,839 $ 129,834 $ 3
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
351
INVESTMENT COMPANIES - 1.89% Shares Held Value (000's)
Exchange-Traded Funds - 1.02%
iShares Russell 1000 Growth ETF 130,700 $ 27,392
Technology Select Sector SPDR Fund ETP 446,588 49,509
Vanguard Mega Cap Growth ETF 209,756 37,557
$ 114,458
Money Market Funds - 0.87%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,405,532 1,406
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
95,142,734 95,143
$ 96,549
TOTAL INVESTMENT COMPANIES $ 211,007
COMMON STOCKS - 97.62% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
3,250 $ 1,841
Aerospace & Defense - 1.15%
HEICO Corp 2,623 276
HEICO Corp - Class A 4,572 427
L3Harris Technologies Inc 731,394 117,835
Lockheed Martin Corp 18,860 6,603
Mercury Systems Inc
(d)
3,248 224
Northrop Grumman Corp 11,316 3,280
TransDigm Group Inc 846 404
$ 129,049
Agriculture - 0 .02%
Altria Group Inc 63,935 2,307
Apparel - 0.40%
NIKE Inc 372,935 44,782
VF Corp 1,373 92
$ 44,874
Automobile Manufacturers - 0.20%
Tesla Inc
(d)
56,230 21,819
Automobile Parts & Equipment - 0.52%
Allison Transmission Holdings Inc 5,337 193
Aptiv PLC 596,565 57,563
BorgWarner Inc 2,323 81
$ 57,837
Banks - 0.21%
Goldman Sachs Group Inc/The 126,955 24,000
Beverages - 1.40%
Boston Beer Co Inc/The
(d)
649 675
Brown-Forman Corp - A Shares 2,808 176
Brown-Forman Corp - B Shares 1,929,891 134,533
Coca-Cola Co/The 178,962 8,601
Monster Beverage Corp
(d)
27,036 2,070
PepsiCo Inc 80,345 10,709
$ 156,764
Biotechnology - 1.01%
ACADIA Pharmaceuticals Inc
(d)
7,998 371
Acceleron Pharma Inc
(d)
3,534 370
Alexion Pharmaceuticals Inc
(d)
2,393 275
Alnylam Pharmaceuticals Inc
(d)
8,363 1,028
Amgen Inc 46,421 10,071
Berkeley Lights Inc
(d),(e)
341 25
Biogen Inc
(d)
3,503 883
BioMarin Pharmaceutical Inc
(d)
11,988 892
Bluebird Bio Inc
(d)
2,114 109
Exact Sciences Corp
(d)
9,451 1,170
Exelixis Inc
(d)
8,060 165
Global Blood Therapeutics Inc
(d)
4,279 226
Guardant Health Inc
(d)
6,447 688
Illumina Inc
(d)
11,163 3,267
Incyte Corp
(d)
341,900 29,623
Ionis Pharmaceuticals Inc
(d)
4,699 221
Iovance Biotherapeutics Inc
(d)
9,894 353
Moderna Inc
(d)
20,889 1,409
Regeneron Pharmaceuticals Inc
(d)
7,361 4,001
Royalty Pharma PLC 2,659 98
Sage Therapeutics Inc
(d)
260 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Seagen Inc
(d)
9,573 $ 1,597
Vertex Pharmaceuticals Inc
(d)
268,880 56,024
$ 112,885
Building Materials - 0.01%
Armstrong World Industries Inc 1,271 76
AZEK Co Inc/The
(d)
368 13
Carrier Global Corp 22,823 762
Trex Co Inc
(d)
8,458 588
$ 1,439
Chemicals - 1.72%
Air Products and Chemicals Inc 2,053 567
Ecolab Inc 3,630 667
FMC Corp 1,862 191
NewMarket Corp 416 149
RPM International Inc 7,817 662
Sherwin-Williams Co/The 276,693 190,359
W R Grace & Co 1,517 66
$ 192,661
Commercial Services - 6.60%
2U Inc
(d)
1,792 66
Automatic Data Processing Inc 25,145 3,972
Avalara Inc
(d)
6,032 899
Booz Allen Hamilton Holding Corp 9,892 776
Bright Horizons Family Solutions Inc
(d)
3,039 480
Chegg Inc
(d)
8,858 650
Cintas Corp 530,802 166,964
CoreLogic Inc/United States 293 23
CoStar Group Inc
(d)
49,671 40,909
Dun & Bradstreet Holdings Inc
(d)
3,024 78
Equifax Inc 6,569 897
FleetCor Technologies Inc
(d)
6,034 1,333
Gartner Inc
(d)
6,330 760
Global Payments Inc 811,950 128,077
H&R Block Inc 9,889 171
IHS Markit Ltd 15,837 1,281
MarketAxess Holdings Inc 2,699 1,454
Moody's Corp 12,362 3,250
Morningstar Inc 1,324 252
Paylocity Holding Corp
(d)
2,529 469
PayPal Holdings Inc
(d)
1,846,113 343,617
Quanta Services Inc 2,018 126
Rollins Inc 9,490 549
S&P Global Inc 103,635 33,447
Square Inc
(d)
28,045 4,344
StoneCo Ltd
(d)
13,080 687
TransUnion 12,666 1,009
Verisk Analytics Inc 12,484 2,222
WEX Inc
(d)
323 41
$ 738,803
Computers - 3.94%
Accenture PLC - Class A 44,248 9,598
Apple Inc 2,962,767 322,527
CACI International Inc
(d)
298 62
Crowdstrike Holdings Inc
(d)
8,058 998
Dell Technologies Inc
(d)
1,099 66
EPAM Systems Inc
(d)
3,889 1,202
Fortinet Inc
(d)
9,730 1,074
Genpact Ltd 3,010,624 103,475
Globant SA
(d)
2,818 509
Leidos Holdings Inc 937 78
Lumentum Holdings Inc
(d)
708 59
NetApp Inc 8,779 385
Pure Storage Inc
(d)
10,082 162
Science Applications International Corp 659 50
Zscaler Inc
(d)
5,143 698
$ 440,943

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
352
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.03%
Avery Dennison Corp 2,506 $ 347
Church & Dwight Co Inc 19,370 1,712
Clorox Co/The 6,547 1,357
Reynolds Consumer Products Inc 1,124 32
$ 3,448
Cosmetics & Personal Care - 1.42%
Estee Lauder Cos Inc/The 670,331 147,245
Procter & Gamble Co/The 85,908 11,778
$ 159,023
Distribution & Wholesale - 0.05%
Copart Inc
(d)
15,981 1,764
Fastenal Co 36,536 1,579
IAA Inc
(d)
2,332 132
Pool Corp 2,837 992
WW Grainger Inc 2,391 837
$ 5,304
Diversified Financial Services - 3.78%
Ares Management Corp 7,173 303
Cboe Global Markets Inc 1,741 141
Charles Schwab Corp/The 453,824 18,657
Credit Acceptance Corp
(d),(e)
47 14
Intercontinental Exchange Inc 13,928 1,315
LendingTree Inc
(d)
547 177
LPL Financial Holdings Inc 533 42
Mastercard Inc 681,937 196,835
Rocket Cos Inc
(d),(e)
2,731 50
SLM Corp 7,775 71
T Rowe Price Group Inc 4,206 533
Tradeweb Markets Inc 5,102 278
Virtu Financial Inc 4,054 87
Visa Inc 1,083,880 196,952
Western Union Co/The 5,813 113
XP Inc
(d)
185,687 7,442
$ 423,010
Electric - 0.71%
NextEra Energy Inc 777,192 56,898
NRG Energy Inc 6,172 195
Sempra Energy 175,340 21,981
$ 79,074
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc 3,598 142
Generac Holdings Inc
(d)
4,075 856
Universal Display Corp 3,140 623
$ 1,621
Electronics - 2.67%
Agilent Technologies Inc 1,943 198
Allegion plc 4,378 431
Amphenol Corp 11,504 1,298
Coherent Inc
(d)
1,454 182
Fortive Corp 2,222,275 136,892
Jabil Inc 2,132 71
Keysight Technologies Inc
(d)
4,597 482
Mettler-Toledo International Inc
(d)
1,746 1,742
PerkinElmer Inc 1,578 205
Roper Technologies Inc 422,615 156,934
Waters Corp
(d)
341 76
$ 298,511
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(d)
7,729 758
SolarEdge Technologies Inc
(d)
3,573 921
$ 1,679
Engineering & Construction - 0.00%
frontdoor Inc
(d)
1,265 50
Entertainment - 0.19%
DraftKings Inc
(d)
597,624 21,156
Live Nation Entertainment Inc
(d)
10,377 506
Vail Resorts Inc 252 59
$ 21,721
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.00%
Waste Management Inc 3,988 $ 430
Food - 0.05%
Albertsons Cos Inc
(e)
1,004 15
Beyond Meat Inc
(d)
3,006 428
Campbell Soup Co 6,393 298
Grocery Outlet Holding Corp
(d)
2,712 119
Hershey Co/The 8,336 1,146
Kellogg Co 6,225 391
Lamb Weston Holdings Inc 2,441 155
McCormick & Co Inc/MD 5,073 916
Pilgrim's Pride Corp
(d)
1,168 20
Sprouts Farmers Market Inc
(d)
7,262 138
Sysco Corp 27,170 1,503
$ 5,129
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 1,774 181
MSA Safety Inc 618 81
$ 262
Healthcare - Products - 9.27%
10X Genomics Inc
(d)
4,200 575
Abbott Laboratories 52,343 5,502
ABIOMED Inc
(d)
3,238 815
Adaptive Biotechnologies Corp
(d)
5,573 257
Align Technology Inc
(d)
6,129 2,611
Avantor Inc
(d)
1,323,441 30,797
Baxter International Inc 15,635 1,213
Bio-Techne Corp 2,611 659
Bruker Corp 3,205 136
Cooper Cos Inc/The 429 137
Danaher Corp 826,395 189,691
Edwards Lifesciences Corp
(d)
1,977,050 141,734
Haemonetics Corp
(d)
3,394 343
Hill-Rom Holdings Inc 694 63
Hologic Inc
(d)
13,098 901
ICU Medical Inc
(d)
395 70
IDEXX Laboratories Inc
(d)
6,623 2,813
Insulet Corp
(d)
4,799 1,066
Intuitive Surgical Inc
(d)
453,995 302,852
Masimo Corp
(d)
3,519 788
Novocure Ltd
(d)
7,271 888
Penumbra Inc
(d)
2,412 630
Quidel Corp
(d)
2,717 729
Repligen Corp
(d)
3,818 636
ResMed Inc 11,284 2,166
STERIS PLC 357 63
Stryker Corp 446,126 90,122
Tandem Diabetes Care Inc
(d)
3,809 415
Teleflex Inc 2,136 680
Thermo Fisher Scientific Inc 541,661 256,271
Varian Medical Systems Inc
(d)
833 144
West Pharmaceutical Services Inc 5,773 1,571
$ 1,037,338
Healthcare - Services - 2.32%
Amedisys Inc
(d)
2,309 598
Anthem Inc 102,414 27,939
Centene Corp
(d)
452,252 26,729
Charles River Laboratories International Inc
(d)
3,163 720
Chemed Corp 1,132 541
DaVita Inc
(d)
994 86
Encompass Health Corp 3,218 197
HCA Healthcare Inc 356,224 44,150
Humana Inc 116,041 46,333
IQVIA Holdings Inc
(d)
5,273 812
Laboratory Corp of America Holdings
(d)
374 75
Molina Healthcare Inc
(d)
2,887 538
PPD Inc
(d)
10,529 346
Syneos Health Inc
(d)
551 29
Teladoc Health Inc
(d)
7,641 1,501

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
353
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc 359,030 $ 109,555
$ 260,149
Home Builders - 0.00%
NVR Inc
(d)
23 91
Home Furnishings - 0.00%
Dolby Laboratories Inc 642 48
Tempur Sealy International Inc
(d)
2,557 228
$ 276
Housewares - 0.01%
Scotts Miracle-Gro Co/The 2,775 417
Toro Co/The 7,044 578
$ 995
Insurance - 0.07%
Alleghany Corp 117 64
Aon PLC 17,416 3,204
Axis Capital Holdings Ltd 556 24
Brown & Brown Inc 1,098 48
Erie Indemnity Co 1,048 244
GoHealth Inc
(d)
310 3
Lincoln National Corp 1,998 70
Marsh & McLennan Cos Inc 30,254 3,130
Primerica Inc 1,812 200
Progressive Corp/The 12,337 1,134
RenaissanceRe Holdings Ltd 1,207 195
$ 8,316
Internet - 25.26%
Alibaba Group Holding Ltd ADR
(d)
771,867 235,180
Alphabet Inc - A Shares
(d)
168,164 271,772
Alphabet Inc - C Shares
(d)
223,587 362,436
Amazon.com Inc
(d)
265,512 806,134
Anaplan Inc
(d)
9,535 528
Booking Holdings Inc
(d)
28,732 46,618
CDW Corp/DE 10,383 1,273
eBay Inc 48,066 2,289
Etsy Inc
(d)
8,636 1,050
Expedia Group Inc 1,100 104
Facebook Inc
(d)
1,326,578 349,036
FireEye Inc
(d)
4,405 61
GoDaddy Inc
(d)
12,114 857
Grubhub Inc
(d)
785 58
IAC/InterActiveCorp
(d)
158,812 19,171
Match Group Inc
(d)
1,451,158 169,466
Netflix Inc
(d)
242,046 115,151
NortonLifeLock Inc 40,164 826
Okta Inc
(d)
9,051 1,899
Palo Alto Networks Inc
(d)
7,442 1,646
Pinterest Inc
(d)
24,406 1,439
Proofpoint Inc
(d)
4,140 396
Roku Inc
(d)
8,338 1,688
Shopify Inc
(d)
128,380 118,807
Snap Inc Class A
(d)
2,954,938 116,395
Spotify Technology SA
(d)
297,058 71,262
Tencent Holdings Ltd ADR 1,404,883 107,249
Uber Technologies Inc
(d)
77,655 2,594
VeriSign Inc
(d)
4,436 846
Wayfair Inc
(d)
4,441 1,102
Wix.com Ltd
(d)
78,399 19,390
Zendesk Inc
(d)
8,269 917
Zillow Group Inc - A Shares
(d)
564 50
Zillow Group Inc - C Shares
(d)
1,161 103
$ 2,827,793
Leisure Products & Services - 0.00%
Peloton Interactive Inc
(d)
1,734 191
Planet Fitness Inc
(d)
3,327 197
Polaris Inc 525 48
Virgin Galactic Holdings Inc
(d),(e)
3,695 64
$ 500
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.01%
Las Vegas Sands Corp 10,378 $ 499
Wynn Resorts Ltd 1,765 128
$ 627
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 4,457 245
Vertiv Holdings Co 16,039 283
$ 528
Machinery - Diversified - 0.35%
Cognex Corp 12,054 794
Graco Inc 6,038 374
Ingersoll Rand Inc
(d)
1,026,313 35,859
Nordson Corp 3,432 664
Rockwell Automation Inc 4,121 977
$ 38,668
Media - 0.08%
Altice USA Inc
(d)
22,350 602
Cable One Inc 391 677
Charter Communications Inc
(d)
10,239 6,182
FactSet Research Systems Inc 2,717 833
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
725 25
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,800 62
Nexstar Media Group Inc 2,133 176
Sirius XM Holdings Inc 51,761 297
World Wrestling Entertainment Inc 3,354 122
$ 8,976
Mining - 0.00%
Royal Gold Inc 3,431 408
Miscellaneous Manufacturers - 0.06%
3M Co 29,246 4,677
Axon Enterprise Inc
(d)
4,526 448
Donaldson Co Inc 1,160 55
Illinois Tool Works Inc 10,221 2,002
$ 7,182
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
3,509 995
Packaging & Containers - 0.02%
Amcor PLC 17,516 183
Ball Corp 23,496 2,091
Berry Global Group Inc
(d)
3,299 154
Crown Holdings Inc
(d)
1,021 88
Graphic Packaging Holding Co 4,553 60
$ 2,576
Pharmaceuticals - 4.72%
AbbVie Inc 130,596 11,114
Agios Pharmaceuticals Inc
(d)
392 16
AmerisourceBergen Corp 5,115 491
Becton Dickinson and Co 155,043 35,835
Bristol-Myers Squibb Co 60,272 3,523
Cardinal Health Inc 21,412 980
Cigna Corp 553,746 92,459
DexCom Inc
(d)
455,451 145,553
Eli Lilly and Co 66,427 8,666
GoodRx Holdings Inc
(d)
26,124 1,264
Herbalife Nutrition Ltd
(d)
1,207 55
Horizon Therapeutics Plc
(d)
13,210 990
Johnson & Johnson 27,864 3,820
McKesson Corp 8,812 1,300
Merck & Co Inc 174,132 13,096
Neurocrine Biosciences Inc
(d)
6,729 664
PRA Health Sciences Inc
(d)
3,929 383
Reata Pharmaceuticals Inc
(d)
1,547 181
Sarepta Therapeutics Inc
(d)
5,446 740
Zoetis Inc 1,305,679 207,015
$ 528,145

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
354
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.01%
Cheniere Energy Inc
(d)
16,934 $ 810
Equitrans Midstream Corp 2,845 21
$ 831
Private Equity - 0.00%
Apollo Global Management Inc 6,187 228
Carlyle Group Inc/The 793 20
$ 248
REITs - 1.84%
American Tower Corp 33,578 7,711
Americold Realty Trust 1,588 58
Brookfield Property REIT Inc 3,089 46
CoreSite Realty Corp 1,978 236
Crown Castle International Corp 29,431 4,597
Equinix Inc 6,695 4,896
Equity LifeStyle Properties Inc 5,214 309
Extra Space Storage Inc 6,493 753
Iron Mountain Inc 12,258 319
Public Storage 7,208 1,651
SBA Communications Corp 633,166 183,852
Simon Property Group Inc 17,531 1,101
$ 205,529
Retail - 5.12%
AutoZone Inc
(d)
1,009 1,139
Best Buy Co Inc 3,021 337
Burlington Stores Inc
(d)
4,249 823
CarMax Inc
(d)
230,455 19,921
Carvana Co
(d)
220,986 40,960
Chipotle Mexican Grill Inc
(d)
25,272 30,364
Costco Wholesale Corp 387,799 138,685
Dollar General Corp 367,869 76,778
Dollar Tree Inc
(d)
8,209 741
Domino's Pizza Inc 2,850 1,078
Dunkin' Brands Group Inc 5,108 509
Five Below Inc
(d)
3,993 532
Floor & Decor Holdings Inc
(d)
6,862 501
Home Depot Inc/The 39,392 10,506
Lowe's Cos Inc 57,502 9,091
Lululemon Athletica Inc
(d)
493,871 157,688
McDonald's Corp 6,343 1,351
Ollie's Bargain Outlet Holdings Inc
(d)
3,434 299
O'Reilly Automotive Inc
(d)
5,358 2,339
Ross Stores Inc 812,171 69,173
Starbucks Corp 49,456 4,301
TJX Cos Inc/The 73,419 3,730
Tractor Supply Co 8,459 1,127
Ulta Beauty Inc
(d)
3,662 757
Vroom Inc
(d)
1,391 57
Wendy's Co/The 13,113 286
Williams-Sonoma Inc 897 82
Yum China Holdings Inc 1,806 96
Yum! Brands Inc 1,649 154
$ 573,405
Semiconductors - 2.76%
Advanced Micro Devices Inc
(d)
501,106 37,728
Analog Devices Inc 83 10
Applied Materials Inc 63,692 3,772
ASML Holding NV - NY Reg Shares 163,942 59,217
Broadcom Inc 25,463 8,903
Entegris Inc 9,174 686
Inphi Corp
(d)
3,494 488
IPG Photonics Corp
(d)
188 35
KLA Corp 11,367 2,241
Lam Research Corp 10,086 3,450
Marvell Technology Group Ltd 624,067 23,409
Maxim Integrated Products Inc 6,449 449
Microchip Technology Inc 13,293 1,397
MKS Instruments Inc 3,003 326
Monolithic Power Systems Inc 3,184 1,018
NVIDIA Corp 40,829 20,470
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NXP Semiconductors NV 947,844 $ 128,073
QUALCOMM Inc 81,210 10,018
Teradyne Inc 12,104 1,063
Texas Instruments Inc 27,404 3,962
Xilinx Inc 17,883 2,123
$ 308,838
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 328 48
Software - 19.26%
Activision Blizzard Inc 22,103 1,674
Adobe Inc
(d)
292,477 130,766
Akamai Technologies Inc
(d)
9,642 917
Alteryx Inc
(d),(e)
3,851 483
ANSYS Inc
(d)
6,271 1,909
Aspen Technology Inc
(d)
4,609 506
Atlassian Corp PLC
(d)
10,020 1,920
Autodesk Inc
(d)
759,764 178,955
BigCommerce Holdings Inc
(d),(e)
565 41
Bill.com Holdings Inc
(d)
3,987 399
Black Knight Inc
(d)
11,066 973
Broadridge Financial Solutions Inc 8,375 1,152
Cadence Design Systems Inc
(d)
20,185 2,208
CDK Global Inc 1,384 60
Ceridian HCM Holding Inc
(d)
5,457 471
Cerner Corp 23,939 1,678
Change Healthcare Inc
(d)
12,961 183
Citrix Systems Inc 2,452 278
Cloudflare Inc
(d)
7,976 415
Coupa Software Inc
(d)
4,861 1,301
Datadog Inc
(d)
11,157 1,012
DocuSign Inc
(d)
14,029 2,837
Dropbox Inc - A Shares
(d)
17,953 328
Duck Creek Technologies Inc
(d)
892 39
Dynatrace Inc
(d)
13,379 472
Elastic NV
(d)
4,770 484
Electronic Arts Inc 1,758,520 210,724
Everbridge Inc
(d)
2,506 262
Fair Isaac Corp
(d)
2,048 802
Fastly Inc
(d)
5,767 366
Fidelity National Information Services Inc 328,695 40,952
Fiserv Inc
(d)
7,674 733
Five9 Inc
(d)
4,512 685
Guidewire Software Inc
(d)
1,150 111
HubSpot Inc
(d)
3,026 878
Intuit Inc 928,727 292,252
Jack Henry & Associates Inc 4,367 647
Jamf Holding Corp
(d)
647 21
Manhattan Associates Inc
(d)
4,124 353
Medallia Inc
(d)
5,988 170
Microsoft Corp 3,608,734 730,660
MongoDB Inc
(d)
102,197 23,349
MSCI Inc 6,407 2,241
nCino Inc
(d)
478 34
New Relic Inc
(d)
3,680 223
Nutanix Inc
(d)
13,031 317
Oak Street Health Inc
(d)
680 32
Oracle Corp 119,349 6,697
PagerDuty Inc
(d),(e)
5,003 136
Paychex Inc 16,939 1,393
Paycom Software Inc
(d)
3,605 1,313
Pegasystems Inc 2,589 300
Pluralsight Inc
(d)
7,630 120
PTC Inc
(d)
7,631 640
RealPage Inc
(d)
5,613 313
RingCentral Inc
(d)
5,674 1,466
salesforce.com Inc
(d)
1,230,203 285,739
ServiceNow Inc
(d)
142,833 71,069
Slack Technologies Inc
(d)
648,883 16,598
Smartsheet Inc
(d)
8,081 403

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
355
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(d)
17,491 $ 4,373
Snowflake Inc - Class B
(d),(f),(g)
10,583 2,646
Splunk Inc
(d)
363,465 71,981
SS&C Technologies Holdings Inc 3,431 203
Stripe Inc - Class B
(d),(f),(g),(h)
114,126 1,791
Synopsys Inc
(d)
157,226 33,624
Take-Two Interactive Software Inc
(d)
7,610 1,179
Teradata Corp
(d)
6,146 113
Twilio Inc
(d)
8,966 2,501
Tyler Technologies Inc
(d)
2,867 1,102
Veeva Systems Inc
(d)
10,517 2,840
VMware Inc
(d),(e)
5,781 744
Workday Inc
(d)
12,565 2,640
Zoom Video Communications Inc
(d)
12,660 5,835
Zynga Inc
(d)
53,328 479
$ 2,155,511
Telecommunications - 0.01%
Arista Networks Inc
(d)
3,528 737
CommScope Holding Co Inc
(d)
537 5
Motorola Solutions Inc 294 47
Switch Inc 6,424 90
Ubiquiti Inc 496 92
$ 971
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
14,845 204
Transportation - 0.30%
CH Robinson Worldwide Inc 1,518 134
Expeditors International of Washington Inc 7,444 658
JB Hunt Transport Services Inc 1,654 201
Landstar System Inc 2,263 282
Norfolk Southern Corp 100,485 21,014
Old Dominion Freight Line Inc 6,154 1,172
Union Pacific Corp 26,313 4,662
United Parcel Service Inc 35,732 5,614
XPO Logistics Inc
(d)
378 34
$ 33,771
TOTAL COMMON STOCKS $ 10,927,403
CONVERTIBLE PREFERRED STOCKS
- 0.24% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(d),(f),(g)
48,770 $ 4,188
Internet - 0.10%
Airbnb Inc - Series D 0.00%
(d),(f),(g),(h)
243,054 9,874
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
58,722 2,385
$ 12,259
Software - 0.10%
Nuro - Series C 0.00%
(d),(f),(g)
353,308 4,612
Rappi Inc - Series E 0.00%
(d),(f),(g)
103,387 6,177
$ 10,789
TOTAL CONVERTIBLE PREFERRED STOCKS $ 27,236
PREFERRED STOCKS - 0.53% Shares Held Value (000's)
Automobile Manufacturers - 0.41%
Rivian Automotive Series D 0.00%
(d),(f),(g),(h)
1,213,721 18,800
Rivian Automotive Series E 0.00%
(d),(f),(g)
1,774,321 27,484
$ 46,284
Internet - 0.02%
Doordash 0.00%
(d),(f),(g)
7,400 $ 1,699
Software - 0.07%
Magic Leap Inc - Series C 0.00%
(d),(f),(g),(h)
168,788 389
Magic Leap Inc - Series D 0.00%
(d),(f),(g),(h)
48,744 132
UIPATH Inc Series D-1 0.00%
(d),(f),(g),(h)
345,675 6,427
UIPATH Inc Series D-2 0.00%
(d),(f),(g),(h)
58,044 1,079
UIPATH Inc Series E 0.00%
(d),(f),(g)
9,487 176
$ 8,203
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.03%
Aurora Innovation 0.00%
(d),(f),(g),(h)
327,430 $ 3,026
TOTAL PREFERRED STOCKS $ 59,212
Total Investments $ 11,224,858
Other Assets and Liabilities -  (0.28)% (31,021)
TOTAL NET ASSETS - 100.00% $ 11,193,837
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,406 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $90,885 or
0.81% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26.84%
Technology 26.14%
Communications 25.52%
Consumer, Cyclical 6.95%
Financial 5.90%
Industrial 4.58%
Basic Materials 1.72%
Investment Companies 1.02%
Money Market Funds 0.87%
Utilities 0.71%
Energy 0.03%
Other Assets and Liabilities
(0.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
356
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 99,165 $ 3,828,775 $ 3,832,797 $ 95,143
Principal Millennials Index ETF 474 — 507 —
Principal Quality ETF 159 — 163 —
Principal Sustainable Momentum Index ETF 53 — 53 —
Principal U.S. Mega-Cap ETF 398 — 391 —
$ 100,249 $ 3,828,775 $ 3,833,911 $ 95,143
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 852 $ — $ — $ —
Principal Millennials Index ETF 3 94 — (61)
Principal Quality ETF 2 26 — (22)
Principal Sustainable Momentum Index ETF — 3 — (3)
Principal U.S. Mega-Cap ETF 4 30 — (37)
$ 861 $ 153 $ — $ (123)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 9,874 0.08%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 2,385 0.02%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Doordash   0.00% 06/17/2020 1,699 1,699 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 389 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 132 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,612 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 6,177 0.06%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 18,800 0.16%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 27,484 0.25%
Snowflake Inc - Class B 03/17/2020 410 2,646 0.02%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 4,534 6,427 0.06%
UIPATH Inc Series D-2   0.00% 04/26/2019 761 1,079 0.01%
UIPATH Inc Series E   0.00% 07/09/2020 176 176 0.00%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,188 0.04%
Total $ 90,885 0.81%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 112 $ 18,282 $ (549)
Total $ (549)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
357
INVESTMENT COMPANIES - 1 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Core S&P 500 ETF 47,300 $ 15,496
Money Market Funds - 1 .40%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,206,287 1,206
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
79,782,660 79,783
$ 80,989
TOTAL INVESTMENT COMPANIES $ 96,485
COMMON STOCKS - 98 .30 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 81,644 $ 1,477
Omnicom Group Inc 44,988 2,123
$ 3,600
Aerospace & Defense - 1 .45%
Boeing Co/The 111,095 16,041
General Dynamics Corp 48,664 6,391
Howmet Aerospace Inc 82,187 1,418
L3Harris Technologies Inc 45,267 7,293
Lockheed Martin Corp 51,510 18,035
Northrop Grumman Corp 32,465 9,409
Raytheon Technologies Corp 319,865 17,375
Teledyne Technologies Inc
(d)
7,719 2,386
TransDigm Group Inc 11,350 5,419
$ 83,767
Agriculture - 0 .74%
Altria Group Inc 389,117 14,039
Archer-Daniels-Midland Co 116,343 5,380
Philip Morris International Inc 326,070 23,158
$ 42,577
Airlines - 0 .23%
Alaska Air Group Inc 25,887 981
American Airlines Group Inc
(e)
106,483 1,201
Delta Air Lines Inc 133,556 4,092
Southwest Airlines Co 123,509 4,882
United Airlines Holdings Inc
(d)
60,925 2,063
$ 13,219
Apparel - 0 .71%
Hanesbrands Inc 72,899 1,171
NIKE Inc 260,654 31,299
PVH Corp 14,853 866
Ralph Lauren Corp 10,084 674
Tapestry Inc 57,840 1,286
Under Armour Inc - Class A
(d)
39,474 546
Under Armour Inc - Class C
(d)
40,717 498
VF Corp 66,899 4,496
$ 40,836
Automobile Manufacturers - 0 .49%
Cummins Inc 30,921 6,799
Ford Motor Co 818,173 6,325
General Motors Co 263,690 9,105
PACCAR Inc 72,477 6,188
$ 28,417
Automobile Parts & Equipment - 0 .12%
Aptiv PLC 56,537 5,455
BorgWarner Inc 43,396 1,518
$ 6,973
Banks - 4 .12%
Bank of America Corp 1,596,427 37,835
Bank of New York Mellon Corp/The 170,645 5,863
Citigroup Inc 435,908 18,055
Citizens Financial Group Inc 89,371 2,435
Comerica Inc 29,112 1,325
Fifth Third Bancorp 149,130 3,463
First Republic Bank/CA 36,037 4,546
Goldman Sachs Group Inc/The 72,043 13,619
Huntington Bancshares Inc/OH 213,007 2,224
JPMorgan Chase & Co 638,118 62,561
KeyCorp 204,358 2,653
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 26,859 $ 2,782
Morgan Stanley 299,207 14,407
Northern Trust Corp 43,571 3,410
PNC Financial Services Group Inc/The 88,883 9,944
Regions Financial Corp 201,042 2,674
State Street Corp 73,782 4,346
SVB Financial Group
(d)
10,838 3,151
Truist Financial Corp 282,167 11,885
US Bancorp 287,021 11,179
Wells Fargo & Co 862,670 18,504
Zions Bancorp NA 34,333 1,108
$ 237,969
Beverages - 1 .62%
Brown-Forman Corp - B Shares 38,217 2,664
Coca-Cola Co/The 809,455 38,903
Constellation Brands Inc 35,180 5,813
Molson Coors Beverage Co 39,376 1,388
Monster Beverage Corp
(d)
77,300 5,919
PepsiCo Inc 289,919 38,643
$ 93,330
Biotechnology - 1 .71%
Alexion Pharmaceuticals Inc
(d)
45,890 5,284
Amgen Inc 122,635 26,605
Biogen Inc
(d)
33,150 8,356
Bio-Rad Laboratories Inc
(d)
4,480 2,627
Corteva Inc 156,738 5,169
Gilead Sciences Inc 262,509 15,265
Illumina Inc
(d)
30,571 8,948
Incyte Corp
(d)
38,922 3,372
Regeneron Pharmaceuticals Inc
(d)
21,890 11,899
Vertex Pharmaceuticals Inc
(d)
54,537 11,363
$ 98,888
Building Materials - 0 .43%
Carrier Global Corp 170,479 5,692
Fortune Brands Home & Security Inc 28,925 2,339
Johnson Controls International plc 155,791 6,576
Martin Marietta Materials Inc 13,039 3,473
Masco Corp 54,760 2,935
Vulcan Materials Co 27,732 4,017
$ 25,032
Chemicals - 1 .72%
Air Products and Chemicals Inc 46,253 12,777
Albemarle Corp 22,269 2,076
Celanese Corp 24,768 2,811
CF Industries Holdings Inc 44,783 1,237
Dow Inc 155,178 7,059
DuPont de Nemours Inc 153,651 8,740
Eastman Chemical Co 28,340 2,291
Ecolab Inc 51,985 9,544
FMC Corp 27,128 2,787
International Flavors & Fragrances Inc 22,390 2,299
Linde PLC 110,002 24,238
LyondellBasell Industries NV 53,823 3,684
Mosaic Co/The 72,231 1,336
PPG Industries Inc 49,409 6,409
Sherwin-Williams Co/The 17,158 11,804
$ 99,092
Commercial Services - 2 .35%
Automatic Data Processing Inc 90,027 14,221
Cintas Corp 18,205 5,727
Equifax Inc 25,431 3,474
FleetCor Technologies Inc
(d)
17,597 3,887
Gartner Inc
(d)
18,684 2,244
Global Payments Inc 62,656 9,883
IHS Markit Ltd 78,100 6,316
MarketAxess Holdings Inc 7,952 4,285
Moody's Corp 33,801 8,886
Nielsen Holdings PLC 74,698 1,009
PayPal Holdings Inc
(d)
245,669 45,726

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
358
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 28,898 $ 1,804
Robert Half International Inc 24,003 1,217
Rollins Inc 30,881 1,787
S&P Global Inc 50,463 16,286
United Rentals Inc
(d)
15,093 2,691
Verisk Analytics Inc 34,000 6,051
$ 135,494
Computers - 7 .70%
Accenture PLC - Class A 133,209 28,894
Apple Inc 3,366,133 366,437
Cognizant Technology Solutions Corp 113,535 8,109
DXC Technology Co 53,224 981
Fortinet Inc
(d)
28,124 3,104
Hewlett Packard Enterprise Co 269,347 2,327
HP Inc 287,588 5,165
International Business Machines Corp 186,471 20,821
Leidos Holdings Inc 27,986 2,323
NetApp Inc 46,483 2,040
Seagate Technology PLC 46,731 2,235
Western Digital Corp 63,343 2,390
$ 444,826
Consumer Products - 0 .38%
Avery Dennison Corp 17,475 2,418
Church & Dwight Co Inc 51,782 4,577
Clorox Co/The 26,426 5,477
Kimberly-Clark Corp 71,408 9,468
$ 21,940
Cosmetics & Personal Care - 1 .66%
Colgate-Palmolive Co 179,525 14,163
Estee Lauder Cos Inc/The 47,229 10,374
Procter & Gamble Co/The 521,285 71,468
$ 96,005
Distribution & Wholesale - 0 .31%
Copart Inc
(d)
43,259 4,774
Fastenal Co 120,107 5,192
LKQ Corp
(d)
58,616 1,875
Pool Corp 8,388 2,935
WW Grainger Inc 9,423 3,298
$ 18,074
Diversified Financial Services - 3 .76%
American Express Co 136,556 12,459
Ameriprise Financial Inc 25,183 4,050
BlackRock Inc 29,695 17,793
Capital One Financial Corp 95,610 6,987
Cboe Global Markets Inc 22,771 1,851
Charles Schwab Corp/The 309,994 12,744
CME Group Inc 75,090 11,318
Discover Financial Services 64,159 4,171
Franklin Resources Inc 56,008 1,050
Intercontinental Exchange Inc 117,515 11,093
Invesco Ltd 78,836 1,033
Mastercard Inc 184,963 53,388
Nasdaq Inc 24,074 2,913
Raymond James Financial Inc 25,559 1,954
Synchrony Financial 113,671 2,844
T Rowe Price Group Inc 47,526 6,020
Visa Inc 353,022 64,148
Western Union Co/The 86,058 1,673
$ 217,489
Electric - 2 .98%
AES Corp/The 139,267 2,716
Alliant Energy Corp 52,271 2,890
Ameren Corp 51,734 4,197
American Electric Power Co Inc 103,886 9,343
CenterPoint Energy Inc 114,075 2,410
CMS Energy Corp 59,942 3,796
Consolidated Edison Inc 70,038 5,497
Dominion Energy Inc 175,910 14,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
DTE Energy Co 40,338 $ 4,979
Duke Energy Corp 153,987 14,184
Edison International 79,193 4,438
Entergy Corp 41,921 4,243
Evergy Inc 47,494 2,622
Eversource Energy 71,747 6,261
Exelon Corp 204,045 8,139
FirstEnergy Corp 113,508 3,373
NextEra Energy Inc 410,100 30,023
NRG Energy Inc 51,118 1,616
Pinnacle West Capital Corp 23,566 1,922
PPL Corp 160,970 4,427
Public Service Enterprise Group Inc 105,897 6,158
Sempra Energy 60,566 7,593
Southern Co/The 221,136 12,704
WEC Energy Group Inc 66,047 6,641
Xcel Energy Inc 109,998 7,703
$ 172,008
Electrical Components & Equipment - 0 .22%
AMETEK Inc 48,080 4,721
Emerson Electric Co 125,125 8,107
$ 12,828
Electronics - 1 .37%
Agilent Technologies Inc 64,555 6,590
Allegion plc 19,312 1,902
Amphenol Corp 62,474 7,050
FLIR Systems Inc 27,453 952
Fortive Corp 70,576 4,347
Garmin Ltd 31,231 3,249
Honeywell International Inc 146,941 24,238
Keysight Technologies Inc
(d)
39,183 4,109
Mettler-Toledo International Inc
(d)
5,019 5,009
PerkinElmer Inc 23,410 3,033
Roper Technologies Inc 21,924 8,141
TE Connectivity Ltd 69,103 6,695
Vontier Corp
(d)
28,230 811
Waters Corp
(d)
12,965 2,889
$ 79,015
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 27,263 2,590
Entertainment - 0 .03%
Live Nation Entertainment Inc
(d)
29,758 1,452
Environmental Control - 0 .25%
Pentair PLC 34,738 1,728
Republic Services Inc 44,013 3,881
Waste Management Inc 81,380 8,782
$ 14,391
Food - 1 .17%
Campbell Soup Co 42,388 1,978
Conagra Brands Inc 102,278 3,589
General Mills Inc 127,915 7,562
Hershey Co/The 30,864 4,243
Hormel Foods Corp 58,752 2,861
J M Smucker Co/The 23,885 2,680
Kellogg Co 53,132 3,341
Kraft Heinz Co/The 135,672 4,150
Kroger Co/The 162,884 5,247
Lamb Weston Holdings Inc 30,427 1,931
McCormick & Co Inc/MD 25,950 4,684
Mondelez International Inc 299,070 15,887
Sysco Corp 106,478 5,889
Tyson Foods Inc 61,611 3,526
$ 67,568
Forest Products & Paper - 0 .06%
International Paper Co 82,307 3,601

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
359
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 25,827 $ 2,368
NiSource Inc 80,199 1,842
$ 4,210
Hand & Machine Tools - 0 .13%
Snap-on Inc 11,403 1,796
Stanley Black & Decker Inc 33,433 5,557
$ 7,353
Healthcare - Products - 4 .28%
Abbott Laboratories 370,720 38,966
ABIOMED Inc
(d)
9,433 2,376
Align Technology Inc
(d)
15,014 6,397
Baxter International Inc 105,997 8,222
Boston Scientific Corp
(d)
299,559 10,266
Cooper Cos Inc/The 10,289 3,283
Danaher Corp 132,198 30,345
DENTSPLY SIRONA Inc 45,749 2,159
Edwards Lifesciences Corp
(d)
130,181 9,333
Henry Schein Inc
(d)
29,892 1,901
Hologic Inc
(d)
54,226 3,732
IDEXX Laboratories Inc
(d)
17,810 7,566
Intuitive Surgical Inc
(d)
24,504 16,346
Medtronic PLC 281,456 28,306
ResMed Inc 30,339 5,823
STERIS PLC 17,808 3,155
Stryker Corp 68,420 13,822
Teleflex Inc 9,742 3,100
Thermo Fisher Scientific Inc 82,831 39,189
Varian Medical Systems Inc
(d)
19,080 3,297
West Pharmaceutical Services Inc 15,461 4,206
Zimmer Biomet Holdings Inc 43,352 5,727
$ 247,517
Healthcare - Services - 2 .08%
Anthem Inc 52,663 14,366
Catalent Inc
(d)
34,367 3,016
Centene Corp
(d)
121,331 7,171
DaVita Inc
(d)
16,857 1,454
HCA Healthcare Inc 55,207 6,842
Humana Inc 27,702 11,061
IQVIA Holdings Inc
(d)
40,048 6,167
Laboratory Corp of America Holdings
(d)
20,393 4,074
Quest Diagnostics Inc 28,120 3,435
UnitedHealth Group Inc 198,986 60,719
Universal Health Services Inc 16,269 1,782
$ 120,087
Home Builders - 0 .24%
DR Horton Inc 69,299 4,630
Lennar Corp - A Shares 57,500 4,038
NVR Inc
(d)
730 2,886
PulteGroup Inc 56,150 2,289
$ 13,843
Home Furnishings - 0 .06%
Leggett & Platt Inc 27,721 1,157
Whirlpool Corp 13,042 2,412
$ 3,569
Housewares - 0 .02%
Newell Brands Inc 79,069 1,396
Insurance - 3 .25%
Aflac Inc 138,822 4,713
Allstate Corp/The 65,394 5,804
American International Group Inc 180,370 5,680
Aon PLC 48,502 8,925
Arthur J Gallagher & Co 40,096 4,158
Assurant Inc 12,489 1,553
Berkshire Hathaway Inc - Class B
(d)
415,042 83,797
Chubb Ltd 94,509 12,278
Cincinnati Financial Corp 31,323 2,216
Everest Re Group Ltd 8,369 1,649
Globe Life Inc 20,516 1,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 75,001 $ 2,889
Lincoln National Corp 38,035 1,335
Loews Corp 49,912 1,731
Marsh & McLennan Cos Inc 106,059 10,973
MetLife Inc 161,542 6,114
Principal Financial Group Inc 53,455 2,097
Progressive Corp/The 122,573 11,264
Prudential Financial Inc 82,706 5,295
Travelers Cos Inc/The 53,014 6,399
Unum Group 42,621 753
W R Berkley Corp 29,444 1,770
Willis Towers Watson PLC 26,981 4,923
$ 187,980
Internet - 12 .00%
Alphabet Inc - A Shares
(d)
62,915 101,677
Alphabet Inc - C Shares
(d)
61,474 99,650
Amazon.com Inc
(d)
89,147 270,664
Booking Holdings Inc
(d)
8,575 13,913
CDW Corp/DE 29,871 3,662
eBay Inc 139,215 6,631
Etsy Inc
(d)
24,984 3,038
Expedia Group Inc 28,413 2,675
F5 Networks Inc
(d)
12,806 1,702
Facebook Inc
(d)
503,417 132,454
Netflix Inc
(d)
92,342 43,931
NortonLifeLock Inc 123,745 2,545
Twitter Inc
(d)
165,611 6,850
VeriSign Inc
(d)
21,163 4,036
$ 693,428
Iron & Steel - 0 .05%
Nucor Corp 63,210 3,019
Leisure Products & Services - 0 .08%
Carnival Corp 108,435 1,486
Norwegian Cruise Line Holdings Ltd
(d)
57,709 960
Royal Caribbean Cruises Ltd 37,306 2,105
$ 4,551
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 58,063 5,099
Las Vegas Sands Corp 68,769 3,305
Marriott International Inc/MD 55,682 5,172
MGM Resorts International 85,726 1,763
Wynn Resorts Ltd 20,323 1,472
$ 16,811
Machinery - Construction & Mining - 0 .31%
Caterpillar Inc 113,383 17,807
Machinery - Diversified - 0 .71%
Deere & Co 65,615 14,823
Dover Corp 30,145 3,337
Flowserve Corp 27,253 794
IDEX Corp 15,810 2,694
Ingersoll Rand Inc
(d)
77,718 2,716
Otis Worldwide Corp 85,238 5,223
Rockwell Automation Inc 24,282 5,758
Westinghouse Air Brake Technologies Corp 37,454 2,221
Xylem Inc/NY 37,680 3,283
$ 40,849
Media - 2 .01%
Charter Communications Inc
(d)
31,321 18,912
Comcast Corp - Class A 954,508 40,319
Discovery Inc - A Shares
(d)
33,544 679
Discovery Inc - C Shares
(d)
64,815 1,187
DISH Network Corp
(d)
51,656 1,317
Fox Corp - A Shares 71,960 1,908
Fox Corp - B Shares 32,799 857
News Corp - A Shares 81,448 1,070
News Corp - B Shares 25,497 332
ViacomCBS Inc - Class B 118,043 3,373

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
360
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The 378,369 $ 45,877
$ 115,831
Mining - 0 .27%
Freeport-McMoRan Inc 304,070 5,273
Newmont Corp 168,150 10,566
$ 15,839
Miscellaneous Manufacturers - 1 .19%
3M Co 120,608 19,293
A O Smith Corp 28,344 1,465
Eaton Corp PLC 83,774 8,695
General Electric Co 1,832,796 13,599
Illinois Tool Works Inc 60,241 11,800
Parker-Hannifin Corp 26,918 5,609
Textron Inc 47,746 1,709
Trane Technologies PLC 50,116 6,653
$ 68,823
Office & Business Equipment - 0 .07%
Xerox Holdings Corp 37,465 651
Zebra Technologies Corp
(d)
11,168 3,168
$ 3,819
Oil & Gas - 1 .60%
Apache Corp 79,033 656
Cabot Oil & Gas Corp 83,456 1,485
Chevron Corp 403,072 28,014
Concho Resources Inc 41,187 1,710
ConocoPhillips 224,578 6,427
Devon Energy Corp 80,151 716
Diamondback Energy Inc 33,045 858
EOG Resources Inc 121,912 4,174
Exxon Mobil Corp 885,323 28,879
Hess Corp 57,235 2,130
HollyFrontier Corp 31,209 578
Marathon Oil Corp 165,294 655
Marathon Petroleum Corp 136,244 4,019
Occidental Petroleum Corp 175,280 1,600
Phillips 66 91,436 4,266
Pioneer Natural Resources Co 34,396 2,737
Valero Energy Corp 85,377 3,296
$ 92,200
Oil & Gas Services - 0 .17%
Baker Hughes Co 137,423 2,030
Halliburton Co 183,937 2,218
National Oilwell Varco Inc 81,299 683
Schlumberger NV 290,645 4,342
TechnipFMC PLC 88,435 489
$ 9,762
Packaging & Containers - 0 .26%
Amcor PLC 328,414 3,425
Ball Corp 68,377 6,086
Packaging Corp of America 19,857 2,273
Sealed Air Corp 32,595 1,291
Westrock Co 54,363 2,041
$ 15,116
Pharmaceuticals - 5 .46%
AbbVie Inc 369,527 31,447
AmerisourceBergen Corp 30,774 2,956
Becton Dickinson and Co 60,694 14,028
Bristol-Myers Squibb Co 471,937 27,585
Cardinal Health Inc 61,232 2,804
Cigna Corp 76,886 12,838
CVS Health Corp 274,021 15,370
DexCom Inc
(d)
20,047 6,406
Eli Lilly and Co 166,223 21,685
Johnson & Johnson 551,270 75,585
McKesson Corp 33,959 5,008
Merck & Co Inc 529,582 39,830
Mylan NV
(d)
108,240 1,574
Perrigo Co PLC 28,575 1,253
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 1,163,520 $ 41,282
Zoetis Inc 99,487 15,774
$ 315,425
Pipelines - 0 .22%
Kinder Morgan Inc 407,594 4,851
ONEOK Inc 93,007 2,697
Williams Cos Inc/The 254,099 4,876
$ 12,424
Real Estate - 0 .06%
CBRE Group Inc
(d)
70,201 3,538
REITs - 2 .51%
Alexandria Real Estate Equities Inc 24,557 3,721
American Tower Corp 92,878 21,329
Apartment Investment and Management Co 31,169 994
AvalonBay Communities Inc 29,469 4,100
Boston Properties Inc 29,653 2,147
Crown Castle International Corp 87,870 13,725
Digital Realty Trust Inc 56,321 8,127
Duke Realty Corp 77,588 2,948
Equinix Inc 18,544 13,560
Equity Residential 71,699 3,368
Essex Property Trust Inc 13,653 2,793
Extra Space Storage Inc 27,024 3,134
Federal Realty Investment Trust 14,412 991
Healthpeak Properties Inc 112,715 3,040
Host Hotels & Resorts Inc 147,670 1,548
Iron Mountain Inc 60,333 1,572
Kimco Realty Corp 90,559 929
Mid-America Apartment Communities Inc 23,946 2,793
Prologis Inc 154,686 15,345
Public Storage 31,842 7,294
Realty Income Corp 72,244 4,180
Regency Centers Corp 33,030 1,176
SBA Communications Corp 23,439 6,806
Simon Property Group Inc 64,049 4,023
SL Green Realty Corp 15,337 657
UDR Inc 61,782 1,930
Ventas Inc 78,118 3,083
Vornado Realty Trust 32,819 1,009
Welltower Inc 87,376 4,698
Weyerhaeuser Co 156,256 4,264
$ 145,284
Retail - 5 .60%
Advance Auto Parts Inc 14,476 2,132
AutoZone Inc
(d)
4,893 5,524
Best Buy Co Inc 48,233 5,380
CarMax Inc
(d)
34,144 2,951
Chipotle Mexican Grill Inc
(d)
5,857 7,037
Costco Wholesale Corp 92,449 33,062
Darden Restaurants Inc 27,237 2,504
Dollar General Corp 52,143 10,883
Dollar Tree Inc
(d)
49,688 4,488
Domino's Pizza Inc 8,239 3,117
Gap Inc/The 43,022 837
Genuine Parts Co 30,206 2,732
Home Depot Inc/The 225,394 60,115
L Brands Inc 48,875 1,564
Lowe's Cos Inc 158,238 25,017
McDonald's Corp 155,803 33,186
O'Reilly Automotive Inc
(d)
15,510 6,772
Ross Stores Inc 74,523 6,347
Starbucks Corp 244,769 21,285
Target Corp 104,821 15,956
Tiffany & Co 22,617 2,959
TJX Cos Inc/The 251,063 12,754
Tractor Supply Co 24,334 3,242
Ulta Beauty Inc
(d)
11,793 2,438
Walgreens Boots Alliance Inc 150,593 5,126
Walmart Inc 290,737 40,340

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
361
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 63,108 $ 5,890
$ 323,638
Savings & Loans - 0 .02%
People's United Financial Inc 88,941 949
Semiconductors - 4 .95%
Advanced Micro Devices Inc
(d)
245,827 18,508
Analog Devices Inc 77,379 9,172
Applied Materials Inc 191,226 11,326
Broadcom Inc 84,211 29,443
Intel Corp 890,508 39,432
IPG Photonics Corp
(d)
7,469 1,389
KLA Corp 32,550 6,418
Lam Research Corp 30,492 10,431
Maxim Integrated Products Inc 55,900 3,893
Microchip Technology Inc 52,858 5,554
Micron Technology Inc
(d)
232,625 11,710
NVIDIA Corp 129,190 64,771
Qorvo Inc
(d)
23,919 3,046
QUALCOMM Inc 236,239 29,142
Skyworks Solutions Inc 34,974 4,942
Teradyne Inc 34,763 3,054
Texas Instruments Inc 191,784 27,730
Xilinx Inc 51,154 6,072
$ 286,033
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 8,478 1,250
Software - 10 .12%
Activision Blizzard Inc 161,617 12,239
Adobe Inc
(d)
100,435 44,905
Akamai Technologies Inc
(d)
34,066 3,240
ANSYS Inc
(d)
17,965 5,468
Autodesk Inc
(d)
45,913 10,814
Broadridge Financial Solutions Inc 24,112 3,318
Cadence Design Systems Inc
(d)
58,375 6,385
Cerner Corp 63,940 4,482
Citrix Systems Inc 25,864 2,930
Electronic Arts Inc 60,470 7,246
Fidelity National Information Services Inc 129,734 16,164
Fiserv Inc
(d)
116,377 11,111
Intuit Inc 54,819 17,250
Jack Henry & Associates Inc 16,047 2,379
Microsoft Corp 1,584,543 320,822
MSCI Inc 17,514 6,127
Oracle Corp 404,795 22,713
Paychex Inc 67,080 5,517
Paycom Software Inc
(d)
10,253 3,733
salesforce.com Inc
(d)
190,538 44,256
ServiceNow Inc
(d)
40,160 19,982
Synopsys Inc
(d)
31,775 6,795
Take-Two Interactive Software Inc
(d)
23,940 3,709
Tyler Technologies Inc
(d)
8,426 3,239
$ 584,824
Telecommunications - 2 .62%
Arista Networks Inc
(d)
11,460 2,394
AT&T Inc 1,491,859 40,310
CenturyLink Inc 206,825 1,783
Cisco Systems Inc 886,411 31,822
Corning Inc 159,328 5,094
Juniper Networks Inc 69,462 1,370
Motorola Solutions Inc 35,550 5,619
T-Mobile US Inc
(d)
121,812 13,347
Verizon Communications Inc 866,441 49,378
$ 151,117
Textiles - 0 .02%
Mohawk Industries Inc
(d)
12,520 1,292
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 26,681 2,207
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .74%
CH Robinson Worldwide Inc 28,230 $ 2,497
CSX Corp 160,189 12,645
Expeditors International of Washington Inc 35,104 3,102
FedEx Corp 50,469 13,095
JB Hunt Transport Services Inc 17,452 2,125
Kansas City Southern 19,755 3,480
Norfolk Southern Corp 53,416 11,170
Old Dominion Freight Line Inc 20,144 3,835
Union Pacific Corp 142,137 25,185
United Parcel Service Inc 148,050 23,260
$ 100,394
Water - 0 .10%
American Water Works Co Inc 37,940 5,710
TOTAL COMMON STOCKS $ 5,678,876
Total Investments $ 5,775,361
Other Assets and Liabilities -  0.03% 1,844
TOTAL NET ASSETS - 100.00% $ 5,777,205
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,206 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .84%
Consumer, Non-cyclical 21 .45%
Communications 16 .69%
Financial 13 .72%
Consumer, Cyclical 8 .24%
Industrial 8 .12%
Utilities 3 .15%
Basic Materials 2 .10%
Energy 1 .99%
Money Market Funds 1 .40%
Investment Companies 0 .27%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
362
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 20,673 $ 1,595,977 $ 1,536,867 $ 79,783
$ 20,673 $ 1,595,977 $ 1,536,867 $ 79,783
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 509 $ — $ — $ —
$ 509 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 522 $ 85,209 $ (2,794)
Total $ (2,794)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
363
INVESTMENT COMPANIES - 2 .81 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .37%
iShares Russell 1000 Value ETF 58,191 $ 6,793
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
496,336 496
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
44,290,735 44,291
$ 44,787
TOTAL INVESTMENT COMPANIES $ 51,580
COMMON STOCKS - 97 .27 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 7,483 $ 136
Omnicom Group Inc 4,095 193
$ 329
Aerospace & Defense - 2 .69%
Boeing Co/The 10,305 1,488
General Dynamics Corp 113,305 14,880
HEICO Corp 161 17
HEICO Corp - Class A 281 26
Hexcel Corp 1,603 54
Howmet Aerospace Inc 7,603 131
L3Harris Technologies Inc 91,825 14,794
Mercury Systems Inc
(d)
199 14
Northrop Grumman Corp 244 71
Raytheon Technologies Corp 317,350 17,238
Spirit AeroSystems Holdings Inc 2,017 37
Teledyne Technologies Inc
(d)
700 216
TransDigm Group Inc 783 374
$ 49,340
Agriculture - 0 .19%
Altria Group Inc 20,239 730
Archer-Daniels-Midland Co 10,675 493
Bunge Ltd 2,659 151
Philip Morris International Inc 30,029 2,133
$ 3,507
Airlines - 0 .07%
Alaska Air Group Inc 2,307 88
American Airlines Group Inc
(e)
9,514 107
Copa Holdings SA 644 32
Delta Air Lines Inc 12,283 376
JetBlue Airways Corp
(d)
5,187 62
Southwest Airlines Co 11,355 449
United Airlines Holdings Inc
(d)
5,588 189
$ 1,303
Apparel - 0 .06%
Capri Holdings Ltd
(d)
2,732 58
Carter's Inc 824 67
Columbia Sportswear Co 553 41
Hanesbrands Inc 6,676 107
PVH Corp 1,352 79
Ralph Lauren Corp 919 61
Skechers USA Inc
(d)
2,574 82
Tapestry Inc 5,327 118
Under Armour Inc - Class A
(d)
3,629 50
Under Armour Inc - Class C
(d)
3,652 45
VF Corp 5,840 393
$ 1,101
Automobile Manufacturers - 0 .14%
Cummins Inc 2,841 625
Ford Motor Co 75,150 581
General Motors Co 24,098 832
PACCAR Inc 6,536 558
$ 2,596
Automobile Parts & Equipment - 0 .05%
Allison Transmission Holdings Inc 762 28
Aptiv PLC 5,160 498
BorgWarner Inc 3,985 139
Gentex Corp 4,725 131
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Lear Corp 1,153 $ 139
$ 935
Banks - 8 .58%
Associated Banc-Corp 2,919 40
Bank of America Corp 808,892 19,171
Bank of Hawaii Corp 758 46
Bank of New York Mellon Corp/The 15,395 529
Bank OZK 2,352 58
BOK Financial Corp 604 36
Citigroup Inc 254,595 10,545
Citizens Financial Group Inc 8,209 224
Comerica Inc 2,678 122
Commerce Bancshares Inc/MO 1,937 121
Cullen/Frost Bankers Inc 1,078 76
East West Bancorp Inc 2,715 99
Fifth Third Bancorp 13,703 318
First Citizens BancShares Inc/NC 128 59
First Hawaiian Inc 2,497 43
First Horizon National Corp 10,494 109
First Republic Bank/CA 3,280 414
FNB Corp/PA 6,203 47
Goldman Sachs Group Inc/The 103,283 19,525
Huntington Bancshares Inc/OH 19,448 203
JPMorgan Chase & Co 501,256 49,143
KeyCorp 18,716 243
M&T Bank Corp 2,467 256
Morgan Stanley 25,684 1,237
Northern Trust Corp 148,888 11,653
PacWest Bancorp 2,247 43
Pinnacle Financial Partners Inc 1,422 65
PNC Financial Services Group Inc/The 8,180 915
Popular Inc 1,672 71
Prosperity Bancshares Inc 1,720 95
Regions Financial Corp 18,508 246
Signature Bank/New York NY 1,000 81
State Street Corp 6,781 399
SVB Financial Group
(d)
991 288
Synovus Financial Corp 2,816 73
TCF Financial Corp 2,903 79
Truist Financial Corp 25,982 1,094
Umpqua Holdings Corp 4,235 53
US Bancorp 615,879 23,988
Webster Financial Corp 1,721 55
Wells Fargo & Co 711,466 15,261
Western Alliance Bancorp 1,882 78
Wintrust Financial Corp 1,099 54
Zions Bancorp NA 3,109 100
$ 157,355
Beverages - 1 .74%
Brown-Forman Corp - A Shares 131 8
Brown-Forman Corp - B Shares 513 36
Coca-Cola Co/The 30,812 1,481
Coca-Cola European Partners PLC 405,472 14,479
Constellation Brands Inc 3,075 508
Keurig Dr Pepper Inc 7,441 200
Molson Coors Beverage Co 3,361 119
PepsiCo Inc 113,027 15,065
$ 31,896
Biotechnology - 1 .59%
Acceleron Pharma Inc
(d)
60 6
Alexion Pharmaceuticals Inc
(d)
3,466 399
Berkeley Lights Inc
(d),(e)
91 7
Biogen Inc
(d)
2,118 534
BioMarin Pharmaceutical Inc
(d)
322 24
Bio-Rad Laboratories Inc
(d)
409 240
Bluebird Bio Inc
(d)
686 36
Corteva Inc 790,631 26,075
Exact Sciences Corp
(d)
373 46
Exelixis Inc
(d)
3,728 76

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
364
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 24,232 $ 1,409
Ionis Pharmaceuticals Inc
(d)
1,276 60
Nektar Therapeutics
(d)
3,336 53
Royalty Pharma PLC 937 34
Sage Therapeutics Inc
(d)
911 67
United Therapeutics Corp
(d)
835 112
$ 29,178
Building Materials - 0 .15%
Armstrong World Industries Inc 575 34
AZEK Co Inc/The
(d)
648 22
Carrier Global Corp 10,726 358
Eagle Materials Inc 792 68
Fortune Brands Home & Security Inc 2,651 214
Johnson Controls International plc 14,353 606
Lennox International Inc 665 181
Martin Marietta Materials Inc 1,195 318
Masco Corp 5,061 271
MDU Resources Group Inc 3,840 91
Owens Corning 2,059 135
Vulcan Materials Co 2,544 369
$ 2,667
Chemicals - 2 .45%
Air Products and Chemicals Inc 78,046 21,559
Albemarle Corp 2,033 190
Ashland Global Holdings Inc 1,064 74
Axalta Coating Systems Ltd
(d)
4,055 102
Cabot Corp 1,072 41
Celanese Corp 2,269 258
CF Industries Holdings Inc 4,112 114
Chemours Co/The 3,146 63
Dow Inc 14,310 651
DuPont de Nemours Inc 297,127 16,900
Eastman Chemical Co 2,612 211
Ecolab Inc 3,848 707
Element Solutions Inc
(d)
4,179 49
FMC Corp 2,003 206
Huntsman Corp 3,857 94
International Flavors & Fragrances Inc
(e)
2,059 211
Linde PLC 10,137 2,234
LyondellBasell Industries NV 4,941 338
Mosaic Co/The 6,651 123
NewMarket Corp 26 9
Olin Corp 2,746 45
PPG Industries Inc 4,545 590
RPM International Inc 405 34
Valvoline Inc 3,570 70
W R Grace & Co 693 30
Westlake Chemical Corp 653 44
$ 44,947
Commercial Services - 2 .94%
2U Inc
(d)
794 29
ADT Inc 2,299 15
AMERCO 173 60
Aramark 974,494 27,033
Automatic Data Processing Inc 1,160 183
Bright Horizons Family Solutions Inc
(d)
337 53
Cintas Corp 194 61
CoreLogic Inc/United States 1,447 111
Dun & Bradstreet Holdings Inc
(d)
839 22
Equifax Inc 97,235 13,282
Euronet Worldwide Inc
(d)
966 86
FTI Consulting Inc
(d)
702 69
Global Payments Inc 5,741 906
Graham Holdings Co 82 31
Grand Canyon Education Inc
(d)
898 70
H&R Block Inc 1,064 18
IHS Markit Ltd 3,479 281
John Wiley & Sons Inc 830 26
Macquarie Infrastructure Corp 1,414 36
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ManpowerGroup Inc 1,114 $ 76
Morningstar Inc 68 13
Nielsen Holdings PLC 6,862 93
Quanta Services Inc 160,144 9,998
Robert Half International Inc 2,148 109
Rollins Inc 342 20
S&P Global Inc 1,905 615
Sabre Corp 5,299 35
Service Corp International/US 3,347 155
Terminix Global Holdings Inc
(d)
2,547 120
TransUnion 324 26
United Rentals Inc
(d)
1,386 247
WEX Inc
(d)
762 96
$ 53,975
Computers - 3 .05%
Amdocs Ltd 2,554 144
Apple Inc 119,589 13,018
CACI International Inc
(d)
70,800 14,764
Cognizant Technology Solutions Corp 337,304 24,090
Crowdstrike Holdings Inc
(d)
798 99
Dell Technologies Inc
(d)
4,540 274
DXC Technology Co 4,883 90
Genpact Ltd 2,206 76
Hewlett Packard Enterprise Co 24,851 215
HP Inc 27,582 495
International Business Machines Corp 17,143 1,914
Leidos Holdings Inc 2,340 194
Lumentum Holdings Inc
(d)
1,284 106
NCR Corp
(d)
2,446 50
NetApp Inc 1,952 86
Pure Storage Inc
(d)
1,983 32
Science Applications International Corp 972 74
Western Digital Corp 5,778 218
$ 55,939
Consumer Products - 0 .93%
Avery Dennison Corp 941 130
Church & Dwight Co Inc 179,210 15,840
Clorox Co/The 706 146
Kimberly-Clark Corp 6,552 869
Reynolds Consumer Products Inc 662 19
Spectrum Brands Holdings Inc 816 47
$ 17,051
Cosmetics & Personal Care - 1 .29%
Colgate-Palmolive Co 252,384 19,910
Coty Inc 5,349 16
Estee Lauder Cos Inc/The 451 99
Procter & Gamble Co/The 25,959 3,559
$ 23,584
Distribution & Wholesale - 0 .04%
Fastenal Co 2,084 90
HD Supply Holdings Inc
(d)
3,099 124
IAA Inc
(d)
1,968 111
LKQ Corp
(d)
5,833 187
Univar Solutions Inc
(d)
3,212 53
Watsco Inc 628 141
WW Grainger Inc 227 79
$ 785
Diversified Financial Services - 2 .77%
Affiliated Managers Group Inc 903 68
Air Lease Corp 2,052 56
Alliance Data Systems Corp 899 46
Ally Financial Inc 7,198 192
American Express Co 126,898 11,578
Ameriprise Financial Inc 2,314 372
BlackRock Inc 2,840 1,702
Capital One Financial Corp 8,726 638
Cboe Global Markets Inc 1,649 134
Charles Schwab Corp/The 443,101 18,216
CME Group Inc 6,847 1,032

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
365
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
(d),(e)
182 $ 54
Discover Financial Services 5,903 384
Eaton Vance Corp 2,132 127
Evercore Inc - Class A 760 60
Franklin Resources Inc 5,218 98
Interactive Brokers Group Inc - A Shares 1,387 66
Intercontinental Exchange Inc 6,748 637
Invesco Ltd 7,262 95
Jefferies Financial Group Inc 4,368 85
Lazard Ltd 1,942 65
LendingTree Inc
(d)
9 3
LPL Financial Holdings Inc 1,391 111
Nasdaq Inc 2,205 267
OneMain Holdings Inc 1,250 44
Raymond James Financial Inc 2,362 181
Rocket Cos Inc
(d),(e)
1,081 20
Santander Consumer USA Holdings Inc 1,551 32
SEI Investments Co 2,219 109
SLM Corp 5,535 51
Synchrony Financial 11,230 281
T Rowe Price Group Inc 3,250 412
Tradeweb Markets Inc 241 13
Virtu Financial Inc 147 3
Visa Inc 74,473 13,532
Western Union Co/The 6,367 124
$ 50,888
Electric - 5 .03%
AES Corp/The 12,736 248
Alliant Energy Corp 4,811 266
Ameren Corp 4,742 385
American Electric Power Co Inc 9,576 861
Avangrid Inc 1,092 54
CenterPoint Energy Inc 9,703 205
CMS Energy Corp 5,502 348
Consolidated Edison Inc 6,457 507
Dominion Energy Inc 16,179 1,300
DTE Energy Co 134,367 16,584
Duke Energy Corp 14,173 1,305
Edison International 160,630 9,002
Entergy Corp 3,870 392
Evergy Inc 4,359 241
Eversource Energy 6,604 576
Exelon Corp 505,235 20,154
FirstEnergy Corp 10,444 310
Hawaiian Electric Industries Inc 2,060 68
IDACORP Inc 970 85
NextEra Energy Inc 245,784 17,994
NRG Energy Inc 3,059 97
OGE Energy Corp 3,849 118
PG&E Corp
(d)
24,905 238
Pinnacle West Capital Corp 2,167 177
PPL Corp 14,850 408
Public Service Enterprise Group Inc 9,736 566
Sempra Energy 5,577 699
Southern Co/The 20,376 1,171
Vistra Corp 9,397 163
WEC Energy Group Inc 169,208 17,014
Xcel Energy Inc 10,128 709
$ 92,245
Electrical Components & Equipment - 0 .07%
Acuity Brands Inc 757 67
AMETEK Inc 4,414 433
Emerson Electric Co 11,478 744
Energizer Holdings Inc 252 10
Generac Holdings Inc
(d)
99 21
Littelfuse Inc 453 90
$ 1,365
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .92%
Agilent Technologies Inc 5,447 $ 556
Allegion plc 619 61
Amphenol Corp 2,262 255
Arrow Electronics Inc
(d)
1,501 117
Avnet Inc 1,887 47
Coherent Inc
(d)
82 10
FLIR Systems Inc 2,512 87
Fortive Corp 237,653 14,639
Garmin Ltd 2,881 300
Honeywell International Inc 101,835 16,798
Hubbell Inc 1,039 151
Jabil Inc 2,293 76
Keysight Technologies Inc
(d)
2,391 251
Mettler-Toledo International Inc
(d)
28 28
National Instruments Corp 2,481 78
nVent Electric PLC 2,993 54
PerkinElmer Inc 1,728 224
Roper Technologies Inc 1,730 642
Sensata Technologies Holding PLC
(d)
2,970 130
SYNNEX Corp 800 105
Trimble Inc
(d)
4,804 231
Vontier Corp
(d)
2,291 66
Waters Corp
(d)
1,091 243
Woodward Inc 1,070 85
$ 35,234
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
1,602 140
Engineering & Construction - 1 .07%
AECOM
(d)
275,797 12,367
frontdoor Inc
(d)
1,371 54
Jacobs Engineering Group Inc 75,684 7,190
$ 19,611
Entertainment - 0 .01%
Lions Gate Entertainment Corp - A shares
(d)
1,170 8
Lions Gate Entertainment Corp - B shares
(d)
2,124 13
Madison Square Garden Sports Corp
(d)
362 51
Six Flags Entertainment Corp 1,327 29
Vail Resorts Inc 706 164
$ 265
Environmental Control - 0 .08%
Clean Harbors Inc
(d)
991 53
Pentair PLC 3,178 158
Republic Services Inc 4,042 356
Stericycle Inc
(d)
1,757 110
Waste Management Inc 7,092 765
$ 1,442
Food - 1 .14%
Albertsons Cos Inc
(e)
624 9
Beyond Meat Inc
(d)
214 30
Campbell Soup Co 1,697 79
Conagra Brands Inc 9,392 330
Flowers Foods Inc 3,754 89
General Mills Inc 11,703 692
Grocery Outlet Holding Corp
(d)
664 29
Hain Celestial Group Inc/The
(d)
1,564 48
Hershey Co/The 649 89
Hormel Foods Corp 321,846 15,671
Ingredion Inc 1,293 92
J M Smucker Co/The 2,128 239
Kellogg Co 3,195 201
Kraft Heinz Co/The 12,479 382
Kroger Co/The 14,919 481
Lamb Weston Holdings Inc 2,167 137
McCormick & Co Inc/MD 1,053 190
Mondelez International Inc 27,247 1,447
Pilgrim's Pride Corp
(d)
714 12
Post Holdings Inc
(d)
1,225 105
Seaboard Corp 5 17
Sprouts Farmers Market Inc
(d)
412 8

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
366
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Sysco Corp 2,689 $ 149
TreeHouse Foods Inc
(d)
1,081 42
Tyson Foods Inc 5,539 317
US Foods Holding Corp
(d)
4,232 88
$ 20,973
Forest Products & Paper - 0 .02%
International Paper Co 7,576 332
Gas - 0 .03%
Atmos Energy Corp 2,333 214
National Fuel Gas Co 1,592 64
NiSource Inc 7,375 169
UGI Corp 4,006 130
$ 577
Hand & Machine Tools - 1 .46%
Colfax Corp
(d)
1,908 52
Lincoln Electric Holdings Inc 629 64
MSA Safety Inc 544 72
Regal Beloit Corp 779 77
Snap-on Inc 1,037 163
Stanley Black & Decker Inc 159,070 26,437
$ 26,865
Healthcare - Products - 4 .22%
Abbott Laboratories 226,478 23,805
Baxter International Inc 5,705 443
Bio-Techne Corp 45 11
Boston Scientific Corp
(d)
27,513 943
Bruker Corp 1,141 49
Cooper Cos Inc/The 825 263
Danaher Corp 12,081 2,773
DENTSPLY SIRONA Inc 4,211 199
Envista Holdings Corp
(d)
3,072 81
Globus Medical Inc
(d)
1,427 74
Haemonetics Corp
(d)
73 7
Henry Schein Inc
(d)
2,746 175
Hill-Rom Holdings Inc 1,132 103
Hologic Inc
(d)
1,489 103
ICU Medical Inc
(d)
275 49
Integra LifeSciences Holdings Corp
(d)
1,374 61
Medtronic PLC 442,310 44,483
QIAGEN NV
(d)
4,330 205
STERIS PLC 1,534 272
Stryker Corp 4,504 910
Tandem Diabetes Care Inc
(d)
123 13
Teleflex Inc 332 106
Thermo Fisher Scientific Inc 3,148 1,489
Varian Medical Systems Inc
(d)
1,527 264
Zimmer Biomet Holdings Inc 3,990 527
$ 77,408
Healthcare - Services - 3 .03%
Acadia Healthcare Co Inc
(d)
1,691 60
Anthem Inc 71,034 19,378
Catalent Inc
(d)
3,123 274
Centene Corp
(d)
7,807 461
Charles River Laboratories International Inc
(d)
101 23
DaVita Inc
(d)
1,330 115
Encompass Health Corp 1,027 63
HCA Healthcare Inc 2,462 305
Humana Inc 1,580 631
IQVIA Holdings Inc
(d)
2,275 350
Laboratory Corp of America Holdings
(d)
1,764 352
Molina Healthcare Inc
(d)
372 69
PPD Inc
(d)
213 7
Quest Diagnostics Inc 2,575 315
Syneos Health Inc
(d)
1,074 57
Teladoc Health Inc
(d)
145 29
UnitedHealth Group Inc 107,827 32,902
Universal Health Services Inc 1,419 156
$ 55,547
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .28%
DR Horton Inc 6,370 $ 426
Lennar Corp - A Shares 317,913 22,327
Lennar Corp - B Shares 291 17
NVR Inc
(d)
59 233
PulteGroup Inc 5,152 210
Thor Industries Inc 1,063 90
Toll Brothers Inc 2,229 94
$ 23,397
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,070 80
Leggett & Platt Inc 2,542 106
Tempur Sealy International Inc
(d)
225 20
Whirlpool Corp 1,176 218
$ 424
Housewares - 0 .01%
Newell Brands Inc 7,396 131
Scotts Miracle-Gro Co/The 56 8
Toro Co/The 208 17
$ 156
Insurance - 6 .02%
Aflac Inc 13,688 465
Alleghany Corp 244 133
Allstate Corp/The 6,045 537
American Financial Group Inc/OH 1,419 106
American International Group Inc 1,402,133 44,153
American National Group Inc 146 10
Arch Capital Group Ltd
(d)
7,575 229
Arthur J Gallagher & Co 3,626 376
Assurant Inc 119,605 14,875
Assured Guaranty Ltd 1,617 41
Athene Holding Ltd
(d)
2,224 71
Axis Capital Holdings Ltd 1,455 62
Berkshire Hathaway Inc - Class B
(d)
36,909 7,452
Brighthouse Financial Inc
(d)
1,893 63
Brown & Brown Inc 4,298 187
Chubb Ltd 189,267 24,588
Cincinnati Financial Corp 2,883 204
CNA Financial Corp 521 16
Equitable Holdings Inc 7,831 168
Erie Indemnity Co 207 48
Everest Re Group Ltd 771 152
Fidelity National Financial Inc 5,293 166
First American Financial Corp 2,089 93
Globe Life Inc 2,021 164
GoHealth Inc
(d),(e)
721 8
Hanover Insurance Group Inc/The 729 70
Hartford Financial Services Group Inc/The 6,887 265
Kemper Corp 1,188 73
Lemonade Inc
(d),(e)
243 12
Lincoln National Corp 3,249 114
Loews Corp 4,613 160
Markel Corp
(d)
263 245
Marsh & McLennan Cos Inc 2,175 225
Mercury General Corp 507 21
MetLife Inc 14,833 561
MGIC Investment Corp 6,497 65
Old Republic International Corp 5,452 89
Primerica Inc 291 32
Progressive Corp/The 8,028 738
Prudential Financial Inc 7,624 488
Reinsurance Group of America Inc 1,305 132
RenaissanceRe Holdings Ltd 625 101
Travelers Cos Inc/The 4,875 589
Unum Group 3,916 69
Voya Financial Inc 2,419 116
W R Berkley Corp 2,682 161
White Mountains Insurance Group Ltd 58 53
Willis Towers Watson PLC 64,423 11,756
$ 110,502

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
367
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .23%
Alphabet Inc - A Shares
(d)
11,342 $ 18,330
Alphabet Inc - C Shares
(d)
1,281 2,076
eBay Inc 1,105 53
Expedia Group Inc 2,311 218
F5 Networks Inc
(d)
1,172 156
FireEye Inc
(d)
3,265 45
Grubhub Inc
(d)
1,599 118
Lyft Inc
(d)
4,590 105
Pinterest Inc
(d)
1,314 77
TripAdvisor Inc 1,936 37
Twitter Inc
(d)
14,821 613
Uber Technologies Inc
(d)
6,078 203
VeriSign Inc
(d)
802 153
Wayfair Inc
(d)
118 29
Zillow Group Inc - A Shares
(d)
987 88
Zillow Group Inc - C Shares
(d)
2,400 213
$ 22,514
Iron & Steel - 0 .03%
Nucor Corp 5,805 277
Reliance Steel & Aluminum Co 1,221 133
Steel Dynamics Inc 3,904 123
$ 533
Leisure Products & Services - 0 .05%
Brunswick Corp/DE 1,519 97
Carnival Corp 9,066 124
Harley-Davidson Inc 2,946 97
Norwegian Cruise Line Holdings Ltd
(d)
4,930 82
Peloton Interactive Inc
(d)
1,424 157
Planet Fitness Inc
(d)
664 39
Polaris Inc 1,002 91
Royal Caribbean Cruises Ltd 3,295 186
Virgin Galactic Holdings Inc
(d),(e)
187 3
$ 876
Lodging - 0 .09%
Choice Hotels International Inc 668 58
Extended Stay America Inc 3,408 39
Hilton Worldwide Holdings Inc 5,259 462
Hyatt Hotels Corp 672 37
Las Vegas Sands Corp 3,664 176
Marriott International Inc/MD 5,177 481
MGM Resorts International 9,065 186
Wyndham Destinations Inc 1,618 53
Wyndham Hotels & Resorts Inc 1,763 82
Wynn Resorts Ltd 1,419 103
$ 1,677
Machinery - Construction & Mining - 0 .10%
BWX Technologies Inc 656 36
Caterpillar Inc 10,449 1,641
Oshkosh Corp 1,305 88
$ 1,765
Machinery - Diversified - 2 .80%
AGCO Corp 1,190 92
Crane Co 937 48
Curtiss-Wright Corp 800 68
Deere & Co 116,721 26,368
Dover Corp 2,767 306
Flowserve Corp 2,506 73
Gates Industrial Corp PLC
(d)
879 10
Graco Inc 1,589 98
GrafTech International Ltd 1,338 9
IDEX Corp 1,449 247
Ingersoll Rand Inc
(d)
6,673 233
Middleby Corp/The
(d)
1,059 105
Nordson Corp 202 39
Otis Worldwide Corp 7,862 482
Rockwell Automation Inc 1,148 272
Westinghouse Air Brake Technologies Corp 382,381 22,675
Xylem Inc/NY 3,443 300
$ 51,425
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 3 .74%
Charter Communications Inc
(d)
282 $ 170
Comcast Corp - Class A 585,731 24,741
Discovery Inc - A Shares
(d)
3,006 61
Discovery Inc - C Shares
(d)
6,272 115
DISH Network Corp
(d)
4,733 121
Fox Corp - A Shares 6,534 173
Fox Corp - B Shares 3,082 81
Liberty Broadband Corp - A Shares
(d)
477 67
Liberty Broadband Corp - C Shares
(d)
155,551 22,044
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
464 15
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,816 138
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,413 49
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,954 102
Madison Square Garden Entertainment Corp
(d)
346 22
New York Times Co/The 3,134 124
News Corp - A Shares 7,473 98
News Corp - B Shares 2,335 30
Nexstar Media Group Inc 268 22
Sirius XM Holdings Inc 9,033 52
ViacomCBS Inc - Class A 241 7
ViacomCBS Inc - Class B 10,452 299
Walt Disney Co/The 165,111 20,020
$ 68,551
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,219 73
Valmont Industries Inc 404 57
$ 130
Mining - 0 .09%
Freeport-McMoRan Inc 27,940 485
Newmont Corp 15,483 973
Royal Gold Inc 357 42
Southern Copper Corp 1,588 83
$ 1,583
Miscellaneous Manufacturers - 1 .09%
3M Co 3,686 590
A O Smith Corp 2,555 132
AptarGroup Inc 1,235 141
Carlisle Cos Inc 1,039 129
Donaldson Co Inc 2,191 104
Eaton Corp PLC 150,150 15,584
General Electric Co 167,686 1,244
Illinois Tool Works Inc 3,381 662
ITT Inc 1,664 101
Parker-Hannifin Corp 2,465 513
Textron Inc 4,387 157
Trane Technologies PLC 4,602 611
Trinity Industries Inc 1,749 33
$ 20,001
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 3,484 60
Zebra Technologies Corp
(d)
84 24
$ 84
Oil & Gas - 4 .11%
Apache Corp 7,272 60
Cabot Oil & Gas Corp 7,551 134
Chevron Corp 211,738 14,716
Cimarex Energy Co 1,936 49
Concho Resources Inc 3,758 156
ConocoPhillips 402,874 11,530
Continental Resources Inc/OK
(e)
1,536 18
Devon Energy Corp 7,351 66
Diamondback Energy Inc 3,033 79
EOG Resources Inc 350,265 11,994
EQT Corp 4,910 74
Exxon Mobil Corp 81,679 2,664

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
368
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Helmerich & Payne Inc 2,011 $ 30
Hess Corp 201,913 7,515
HollyFrontier Corp 2,875 53
Marathon Oil Corp 15,161 60
Marathon Petroleum Corp 12,472 368
Murphy Oil Corp 2,800 22
Occidental Petroleum Corp 15,651 143
Parsley Energy Inc 5,795 58
Phillips 66 387,354 18,074
Pioneer Natural Resources Co 3,163 252
Valero Energy Corp 186,188 7,188
WPX Energy Inc
(d)
7,725 36
$ 75,339
Oil & Gas Services - 0 .05%
Baker Hughes Co 12,645 187
Halliburton Co 16,874 203
National Oilwell Varco Inc 7,472 63
Schlumberger NV 26,772 400
$ 853
Packaging & Containers - 0 .07%
Amcor PLC 26,274 274
Ardagh Group SA 412 7
Ball Corp 392 35
Berry Global Group Inc
(d)
1,687 79
Crown Holdings Inc
(d)
2,237 192
Graphic Packaging Holding Co 4,187 56
Packaging Corp of America 1,805 207
Sealed Air Corp 2,993 118
Silgan Holdings Inc 1,515 52
Sonoco Products Co 1,928 94
Westrock Co 4,941 185
$ 1,299
Pharmaceuticals - 5 .23%
AbbVie Inc 2,040 174
Agios Pharmaceuticals Inc
(d)
1,069 43
Alkermes PLC
(d)
3,039 49
AmerisourceBergen Corp 1,458 140
Becton Dickinson and Co 89,289 20,637
Bristol-Myers Squibb Co 27,830 1,627
Cigna Corp 5,099 851
CVS Health Corp 722,768 40,540
Elanco Animal Health Inc
(d)
7,700 239
Herbalife Nutrition Ltd
(d)
1,496 68
Horizon Therapeutics Plc
(d)
252 19
Jazz Pharmaceuticals PLC
(d)
1,039 150
Johnson & Johnson 193,958 26,593
McKesson Corp 794 117
Merck & Co Inc 6,143 462
Mylan NV
(d)
9,932 144
Perrigo Co PLC 2,630 115
Pfizer Inc 107,120 3,801
PRA Health Sciences Inc
(d)
173 17
Premier Inc 1,185 39
Reata Pharmaceuticals Inc
(d)
54 6
Zoetis Inc 871 138
$ 95,969
Pipelines - 0 .07%
Antero Midstream Corp 5,501 32
Equitrans Midstream Corp 7,126 52
Kinder Morgan Inc 37,504 446
ONEOK Inc 8,450 245
Targa Resources Corp 4,436 71
Williams Cos Inc/The 23,430 450
$ 1,296
Private Equity - 0 .03%
Apollo Global Management Inc 1,654 61
Carlyle Group Inc/The 2,029 51
KKR & Co Inc 10,262 350
$ 462
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .03%
CBRE Group Inc
(d)
6,426 $ 324
Howard Hughes Corp/The
(d)
751 46
Jones Lang LaSalle Inc 991 112
$ 482
REITs - 3 .08%
AGNC Investment Corp 10,937 153
Alexandria Real Estate Equities Inc 2,412 365
American Campus Communities Inc 2,637 99
American Homes 4 Rent 4,998 141
Americold Realty Trust 3,472 126
Annaly Capital Management Inc 27,565 195
Apartment Investment and Management Co 2,852 91
Apple Hospitality REIT Inc 4,035 40
AvalonBay Communities Inc 2,713 377
Boston Properties Inc 2,995 217
Brandywine Realty Trust 3,246 28
Brixmor Property Group Inc 5,706 63
Brookfield Property REIT Inc 124 2
Camden Property Trust 1,816 167
CoreSite Realty Corp 252 30
Corporate Office Properties Trust 2,163 48
Cousins Properties Inc 2,850 73
Crown Castle International Corp 537 84
CubeSmart 3,720 126
CyrusOne Inc 2,214 157
Digital Realty Trust Inc 5,152 743
Douglas Emmett Inc 3,204 76
Duke Realty Corp 7,097 270
Empire State Realty Trust Inc 2,715 15
EPR Properties 1,501 36
Equity Commonwealth 2,248 59
Equity LifeStyle Properties Inc 1,975 117
Equity Residential 7,082 333
Essex Property Trust Inc 1,257 257
Extra Space Storage Inc 716 83
Federal Realty Investment Trust 1,448 100
First Industrial Realty Trust Inc 2,429 97
Gaming and Leisure Properties Inc 4,029 146
Healthcare Trust of America Inc 4,187 102
Healthpeak Properties Inc 10,390 280
Highwoods Properties Inc 1,982 59
Host Hotels & Resorts Inc 13,465 141
Hudson Pacific Properties Inc 2,893 56
Invitation Homes Inc 10,787 294
Iron Mountain Inc 2,280 59
JBG SMITH Properties 2,346 55
Kilroy Realty Corp 2,212 104
Kimco Realty Corp 7,955 82
Lamar Advertising Co 1,653 102
Life Storage Inc 898 102
Medical Properties Trust Inc 10,016 178
MGM Growth Properties LLC 588,475 15,565
Mid-America Apartment Communities Inc 2,193 256
National Retail Properties Inc 3,298 106
New Residential Investment Corp 7,976 60
Omega Healthcare Investors Inc 4,332 125
Outfront Media Inc 2,769 36
Paramount Group Inc 3,915 23
Park Hotels & Resorts Inc 4,606 46
Prologis Inc 162,070 16,078
Public Storage 59,876 13,716
Rayonier Inc 2,628 67
Realty Income Corp 6,627 383
Regency Centers Corp 3,246 116
Rexford Industrial Realty Inc 2,373 110
SBA Communications Corp 1,843 535
Simon Property Group Inc 1,249 78
SL Green Realty Corp 1,489 64
Spirit Realty Capital Inc 1,982 60

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
369
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Starwood Property Trust Inc 5,262 $ 73
STORE Capital Corp 4,329 111
Sun Communities Inc 1,861 256
Taubman Centers Inc 1,155 39
UDR Inc 5,640 176
Ventas Inc 7,190 284
VEREIT Inc 20,788 129
VICI Properties Inc 10,277 236
Vornado Realty Trust 3,379 104
Weingarten Realty Investors 2,335 37
Welltower Inc 8,057 433
Weyerhaeuser Co 14,393 393
WP Carey Inc 3,295 206
$ 56,429
Retail - 7 .02%
Advance Auto Parts Inc 181,059 26,667
AutoNation Inc
(d)
1,133 64
AutoZone Inc
(d)
184 208
Best Buy Co Inc 3,601 402
Burlington Stores Inc
(d)
126 24
CarMax Inc
(d)
2,896 250
Casey's General Stores Inc 710 120
Costco Wholesale Corp 996 356
Darden Restaurants Inc 2,504 230
Dick's Sporting Goods Inc 1,188 67
Dollar General Corp 50,851 10,613
Dollar Tree Inc
(d)
2,360 213
Dunkin' Brands Group Inc 223 22
Foot Locker Inc 1,993 74
Gap Inc/The 3,515 68
Genuine Parts Co 2,707 245
Home Depot Inc/The 60,708 16,192
Kohl's Corp 2,984 64
L Brands Inc 4,417 141
Lowe's Cos Inc 180,089 28,472
McDonald's Corp 77,975 16,609
MSC Industrial Direct Co Inc 860 60
Nordstrom Inc
(e)
2,099 25
Nu Skin Enterprises Inc 987 49
Ollie's Bargain Outlet Holdings Inc
(d)
118 10
Penske Automotive Group Inc 613 31
Qurate Retail Inc 7,329 50
Ross Stores Inc 1,283 109
Starbucks Corp 9,538 830
Target Corp 9,643 1,468
Tiffany & Co 2,331 305
TJX Cos Inc/The 4,391 223
Ulta Beauty Inc
(d)
73 15
Vroom Inc
(d)
109 5
Walgreens Boots Alliance Inc 13,934 474
Walmart Inc 165,529 22,967
Williams-Sonoma Inc 1,238 113
Yum China Holdings Inc 7,178 382
Yum! Brands Inc 5,371 501
$ 128,718
Savings & Loans - 0 .57%
New York Community Bancorp Inc 1,235,518 10,267
People's United Financial Inc 8,148 87
Sterling Bancorp/DE 3,721 50
TFS Financial Corp 962 15
$ 10,419
Semiconductors - 5 .53%
Advanced Micro Devices Inc
(d)
1,573 118
Analog Devices Inc 6,235 739
Broadcom Inc 72,217 25,249
Cirrus Logic Inc
(d)
1,123 77
Cree Inc
(d)
2,083 132
Entegris Inc 168 13
Intel Corp 81,651 3,615
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
IPG Photonics Corp
(d)
638 $ 119
Marvell Technology Group Ltd 12,699 476
Maxim Integrated Products Inc 3,415 238
Microchip Technology Inc 1,131 119
Micron Technology Inc
(d)
258,895 13,033
MKS Instruments Inc 260 28
ON Semiconductor Corp
(d)
7,816 196
Qorvo Inc
(d)
2,225 283
QUALCOMM Inc 136,212 16,803
Skyworks Solutions Inc 3,211 454
Texas Instruments Inc 275,371 39,817
$ 101,509
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 688 102
Software - 2 .36%
Activision Blizzard Inc 209,032 15,830
Akamai Technologies Inc
(d)
543 52
Aspen Technology Inc
(d)
90 10
Autodesk Inc
(d)
1,413 333
BigCommerce Holdings Inc
(d),(e)
32 2
CDK Global Inc 2,045 88
Ceridian HCM Holding Inc
(d)
605 52
Change Healthcare Inc
(d)
1,192 17
Citrix Systems Inc 1,728 196
Duck Creek Technologies Inc
(d)
52 2
Electronic Arts Inc 4,737 568
Fidelity National Information Services Inc 11,912 1,484
Fiserv Inc
(d)
7,589 725
Guidewire Software Inc
(d)
1,294 124
Jack Henry & Associates Inc 320 48
Jamf Holding Corp
(d)
220 7
Manhattan Associates Inc
(d)
133 11
Microsoft Corp 66,481 13,460
nCino Inc
(d)
28 2
Nuance Communications Inc
(d)
5,414 173
Oak Street Health Inc
(d),(e)
154 7
Oracle Corp 166,162 9,323
Paychex Inc 1,296 107
Pegasystems Inc 77 9
RealPage Inc
(d)
217 12
salesforce.com Inc
(d)
1,219 283
SolarWinds Corp
(d)
864 18
SS&C Technologies Holdings Inc 3,422 203
Synopsys Inc
(d)
207 44
Take-Two Interactive Software Inc
(d)
174 27
Teradata Corp
(d)
505 9
Twilio Inc
(d)
417 116
Zynga Inc
(d)
3,022 27
$ 43,369
Telecommunications - 3 .36%
Arista Networks Inc
(d)
200 42
AT&T Inc 137,361 3,711
CenturyLink Inc 21,075 182
Ciena Corp
(d)
2,944 116
Cisco Systems Inc 571,405 20,513
CommScope Holding Co Inc
(d)
3,480 31
Corning Inc 14,446 462
EchoStar Corp
(d)
987 23
GCI Liberty Inc
(d)
1,897 154
Juniper Networks Inc 6,333 125
Motorola Solutions Inc 96,122 15,193
Telephone and Data Systems Inc 1,938 33
T-Mobile US Inc
(d)
149,530 16,384
Ubiquiti Inc 34 6
United States Cellular Corp
(d)
284 8
Verizon Communications Inc 79,816 4,549
ViaSat Inc
(d)
1,109 38
$ 61,570

Schedule of Investments
LargeCap Value Fund III
October 31, 2020
See accompanying notes.
370
COMMON STOCKS (continued) Shares Held Value (000’s)
Textiles - 0 .01%
Mohawk Industries Inc
(d)
1,118 $ 115
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,447 203
Mattel Inc
(d)
2,688 37
$ 240
Transportation - 2 .29%
CH Robinson Worldwide Inc 2,150 190
CSX Corp 14,711 1,161
Expeditors International of Washington Inc 1,236 109
FedEx Corp 4,662 1,210
JB Hunt Transport Services Inc 172,730 21,029
Kansas City Southern 1,826 322
Kirby Corp
(d)
1,148 44
Knight-Swift Transportation Holdings Inc 2,407 91
Landstar System Inc 132 16
Norfolk Southern Corp 4,937 1,032
Old Dominion Freight Line Inc 260 50
Ryder System Inc 1,009 50
Schneider National Inc 1,211 27
Union Pacific Corp 89,173 15,800
United Parcel Service Inc 4,626 727
XPO Logistics Inc
(d)
1,659 149
$ 42,007
Water - 0 .04%
American Water Works Co Inc 3,491 526
Essential Utilities Inc 4,305 177
$ 703
TOTAL COMMON STOCKS $ 1,783,879
Total Investments $ 1,835,459
Other Assets and Liabilities -  (0.08)% (1,445)
TOTAL NET ASSETS - 100.00% $ 1,834,014
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $496 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 22 .30%
Financial 21 .08%
Industrial 13 .81%
Technology 10 .94%
Consumer, Cyclical 8 .86%
Communications 8 .35%
Utilities 5 .10%
Energy 4 .24%
Basic Materials 2 .59%
Money Market Funds 2 .44%
Investment Companies 0 .37%
Other Assets and Liabilities
( 0 .08 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 63,693 $ 671,682 $ 691,084 $ 44,291
Principal Sustainable Momentum Index ETF 151 — 141 —
Principal U.S. Mega-Cap ETF 454 — 427 —
Principal Value ETF 140 — 113 —
$ 64,438 $ 671,682 $ 691,765 $ 44,291
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 320 $ — $ — $ —
Principal Sustainable Momentum Index ETF 1 (1) — (9)
Principal U.S. Mega-Cap ETF 5 14 — (41)
Principal Value ETF 1 (22) — (5)
$ 327 $ (9) $ — $ (55)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 29 $ 4,734 $ (138)
Total $ (138)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2020
See accompanying notes.
371
INVESTMENT COMPANIES - 0.00% Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,198 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99.97% Shares Held Value (000's)
Aerospace & Defense - 5.33%
HEICO Corp - Class A 2,326,961 $ 217,571
TransDigm Group Inc 1,642,376 784,087
$ 1,001,658
Banks - 1.10%
First Republic Bank/CA 1,259,543 158,879
M&T Bank Corp 470,779 48,763
$ 207,642
Beverages - 0.55%
Brown-Forman Corp - B Shares 1,480,601 103,213
Building Materials - 4.34%
Martin Marietta Materials Inc 916,400 244,083
Summit Materials Inc
(b)
4,403,603 77,900
Vulcan Materials Co 3,414,950 494,621
$ 816,604
Chemicals - 0.70%
Air Products and Chemicals Inc 473,004 130,663
Commercial Services - 10.70%
Bright Horizons Family Solutions Inc
(b)
623,471 98,539
CoStar Group Inc
(b)
519,049 427,494
Equifax Inc 95,333 13,022
Everarc Holdings Ltd
(a),(b)
2,883,826 37,416
Everarc Holdings Ltd - Warrants
(b)
2,883,826 865
Gartner Inc
(b)
2,363,530 283,860
IHS Markit Ltd 3,299,438 266,825
Moody's Corp 698,192 183,555
S&P Global Inc 245,966 79,381
Square Inc
(b)
652,596 101,074
TransUnion 3,222,517 256,706
Verisk Analytics Inc 1,483,686 264,052
$ 2,012,789
Distribution & Wholesale - 4.41%
Copart Inc
(b)
5,275,487 582,203
Fastenal Co 5,726,492 247,556
$ 829,759
Diversified Financial Services - 1.30%
Credit Acceptance Corp
(b)
820,159 244,506
Electric - 2.43%
Brookfield Infrastructure Partners LP 7,362,077 315,833
Brookfield Renewable Corp 489,666 32,695
Brookfield Renewable Partners LP 1,990,326 107,975
$ 456,503
Electronics - 3.33%
Mettler-Toledo International Inc
(b)
283,057 282,466
Roper Technologies Inc 928,150 344,659
$ 627,125
Entertainment - 3.21%
Liberty Media Corp-Liberty Braves - A Shares
(b)
146,140 3,025
Liberty Media Corp-Liberty Braves - C Shares
(b)
587,859 12,034
Live Nation Entertainment Inc
(b)
5,655,249 275,976
Vail Resorts Inc 1,346,519 312,446
$ 603,481
Gas - 0.17%
Brookfield Infrastructure Corp 596,120 32,471
Hand & Machine Tools - 0.27%
Colfax Corp
(b)
1,877,564 51,051
Healthcare - Products - 1.46%
IDEXX Laboratories Inc
(b)
646,675 274,720
Home Builders - 2.45%
Lennar Corp - A Shares 2,896,409 203,415
Lennar Corp - B Shares 37,905 2,156
NVR Inc
(b)
64,535 255,113
$ 460,684
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.83%
Aon PLC 755,190 $ 138,963
Arch Capital Group Ltd
(b)
8,784,481 265,379
Brown & Brown Inc 6,144,327 267,340
Fidelity National Financial Inc 6,975,335 218,258
Markel Corp
(b)
465,680 434,386
Progressive Corp/The 1,620,418 148,916
$ 1,473,242
Internet - 4.48%
VeriSign Inc
(b)
1,818,142 346,720
Wix.com Ltd
(b)
2,000,934 494,871
$ 841,591
Investment Companies - 0.07%
Brookfield Business Partners LP 459,540 13,368
Lodging - 3.00%
Hilton Worldwide Holdings Inc 5,155,385 452,694
Hyatt Hotels Corp
(a)
2,031,612 112,023
$ 564,717
Machinery - Diversified - 0.14%
Cognex Corp 409,708 27,000
Media - 3.82%
Liberty Broadband Corp - A Shares
(b)
688,662 96,791
Liberty Broadband Corp - C Shares
(b)
2,016,426 285,748
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
513,920 17,113
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
4,413,887 159,474
Liberty Media Corp-Liberty SiriusXM - A Shares
(b)
1,022,267 35,340
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
3,562,429 123,260
$ 717,726
Private Equity - 6.32%
Brookfield Asset Management Inc 22,637,457 674,144
KKR & Co Inc 11,374,620 388,443
Onex Corp 2,950,983 125,476
$ 1,188,063
Real Estate - 3.13%
Brookfield Property Partners LP 2,697,665 37,471
CBRE Group Inc
(b)
6,880,044 346,754
Howard Hughes Corp/The
(b)
2,182,672 135,740
Kennedy-Wilson Holdings Inc 5,215,351 68,738
$ 588,703
REITs - 3.46%
Equinix Inc 160,389 117,283
SBA Communications Corp 1,725,374 500,997
Vornado Realty Trust 1,052,133 32,332
$ 650,612
Retail - 10.15%
Cannae Holdings Inc
(b)
1,063,699 39,336
CarMax Inc
(b)
6,466,156 558,935
Dollar General Corp 509,843 106,409
Domino's Pizza Inc 726,701 274,925
O'Reilly Automotive Inc
(b)
1,133,012 494,673
Restaurant Brands International Inc 6,059,816 315,110
Ross Stores Inc 1,411,061 120,180
$ 1,909,568
Semiconductors - 1.57%
Microchip Technology Inc 2,802,754 294,51 2
Software - 12.16%
ANSYS Inc
(b)
1,162,497 353,829
Autodesk Inc
(b)
2,179,403 513,337
Black Knight Inc
(b)
6,257,143 550,316
Guidewire Software Inc
(b)
2,602,075 250,085
MSCI Inc 468,652 163,953
RealPage Inc
(b)
3,456,593 192,498
Slack Technologies Inc
(b)
3,467,941 88,710
Tyler Technologies Inc
(b)
455,528 175,096
$ 2,287,824

Schedule of Investments
MidCap Fund
October 31, 2020
See accompanying notes.
372
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2.09%
GCI Liberty Inc
(b)
2,431,372 $ 197,500
Motorola Solutions Inc 1,238,045 195,686
$ 393,186
TOTAL COMMON STOCKS $ 18,802,98 1
Total Investments $ 18,802,98 3
Other Assets and Liabilities -  0.03% 5,97 4
TOTAL NET ASSETS - 100.00% $ 18,808,957
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 23.22%
Financial 23.21%
Technology 13.73%
Industrial 13.41%
Consumer, Non-cyclical 12.71%
Communications 10.39%
Utilities 2.60%
Basic Materials 0.70%
Money Market Funds 0.00%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Everarc Holdings Ltd $ — $ 28,839 $ — $ 37,416
Hyatt Hotels Corp 136,813 14,169 1,744 112,023
Principal Government Money Market Fund - Institutional Class 0.00% 67,193 2,301,835 2,369,026 2
$ 204,006 $ 2,344,843 $ 2,370,770 $ 149,441
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ 8,577
Hyatt Hotels Corp 723 37 — (37,252)
Principal Government Money Market Fund - Institutional Class 0.00% 125 — — —
$ 848 $ 37 $ — $ (28,675)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
October 31, 2020
See accompanying notes.
373
INVESTMENT COMPANIES - 2 .38 % Shares Held Value (000's)
Money Market Funds - 2 .38%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,693,905 $ 4,694
TOTAL INVESTMENT COMPANIES $ 4,694
COMMON STOCKS - 98 .73 % Shares Held Value (000's)
Apparel - 7 .18%
Crocs Inc
(b)
85,802 $ 4,490
Deckers Outdoor Corp
(b)
16,761 4,247
Hanesbrands Inc 180,390 2,899
Tapestry Inc 113,031 2,512
$ 14,148
Automobile Manufacturers - 1 .87%
Cummins Inc 16,813 3,697
Automobile Parts & Equipment - 3 .46%
Fox Factory Holding Corp
(b)
33,559 2,821
Visteon Corp
(b)
44,661 4,004
$ 6,825
Banks - 1 .94%
SVB Financial Group
(b)
13,186 3,833
Biotechnology - 5 .31%
Biohaven Pharmaceutical Holding Co Ltd
(b)
46,091 3,570
Bio-Rad Laboratories Inc
(b)
6,752 3,959
Seagen Inc
(b)
17,642 2,943
$ 10,472
Building Materials - 2 .36%
Masco Corp 34,746 1,862
Owens Corning 42,721 2,797
$ 4,659
Commercial Services - 5 .43%
Cintas Corp 8,694 2,735
CoStar Group Inc
(b)
3,695 3,043
LiveRamp Holdings Inc
(b)
36,837 2,434
Square Inc
(b)
16,070 2,489
$ 10,701
Computers - 1 .21%
Crowdstrike Holdings Inc
(b)
19,196 2,377
Diversified Financial Services - 2 .26%
OneMain Holdings Inc 71,594 2,498
Tradeweb Markets Inc 36,050 1,964
$ 4,462
Electrical Components & Equipment - 1 .20%
Littelfuse Inc 11,940 2,363
Electronics - 2 .50%
PerkinElmer Inc 18,952 2,455
Trimble Inc
(b)
51,605 2,484
$ 4,939
Energy - Alternate Sources - 4 .31%
Enphase Energy Inc
(b)
35,835 3,515
First Solar Inc
(b)
28,436 2,475
Plug Power Inc
(b)
178,591 2,501
$ 8,491
Engineering & Construction - 1 .45%
TopBuild Corp
(b)
18,707 2,866
Entertainment - 0 .87%
DraftKings Inc
(b)
48,602 1,721
Food - 1 .01%
Performance Food Group Co
(b)
59,434 1,998
Healthcare - Products - 8 .43%
Align Technology Inc
(b)
7,245 3,087
Inspire Medical Systems Inc
(b)
35,992 4,299
Insulet Corp
(b)
20,352 4,523
Tandem Diabetes Care Inc
(b)
43,188 4,707
$ 16,616
Internet - 13 .95%
Anaplan Inc
(b)
36,243 2,006
Chewy Inc
(b)
50,146 3,089
MercadoLibre Inc
(b)
3,586 4,354
Okta Inc
(b)
10,843 2,275
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Roku Inc
(b)
10,043 $ 2,033
Snap Inc Class A
(b)
196,087 7,724
Zendesk Inc
(b)
54,358 6,030
$ 27,511
Machinery - Diversified - 1 .53%
Rockwell Automation Inc 12,701 3,012
Metal Fabrication & Hardware - 1 .68%
Timken Co/The 55,472 3,312
Miscellaneous Manufacturers - 1 .34%
Parker-Hannifin Corp 12,652 2,636
Pharmaceuticals - 3 .08%
Horizon Therapeutics Plc
(b)
81,005 6,070
Retail - 3 .77%
Five Below Inc
(b)
17,386 2,318
Floor & Decor Holdings Inc
(b)
34,767 2,538
Lululemon Athletica Inc
(b)
8,046 2,569
$ 7,425
Semiconductors - 5 .90%
Cree Inc
(b)
45,869 2,918
Marvell Technology Group Ltd 105,647 3,963
MKS Instruments Inc 17,633 1,911
Qorvo Inc
(b)
22,238 2,832
$ 11,624
Software - 15 .38%
Activision Blizzard Inc 44,315 3,356
Elastic NV
(b)
17,137 1,738
Manhattan Associates Inc
(b)
25,284 2,162
Nuance Communications Inc
(b)
122,315 3,903
RingCentral Inc
(b)
7,383 1,907
Sea Ltd ADR
(b)
13,208 2,083
ServiceNow Inc
(b)
13,429 6,682
Synopsys Inc
(b)
20,894 4,468
Twilio Inc
(b)
7,896 2,203
Veeva Systems Inc
(b)
6,772 1,829
$ 30,331
Transportation - 1 .31%
FedEx Corp 9,952 2,582
TOTAL COMMON STOCKS $ 194,671
Total Investments $ 199,365
Other Assets and Liabilities -  (1.11)% (2,181)
TOTAL NET ASSETS - 100.00% $ 197,184
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 23 .26%
Technology 22 .49%
Consumer, Cyclical 17 .15%
Communications 13 .95%
Industrial 13 .37%
Energy 4 .31%
Financial 4 .20%
Money Market Funds 2 .38%
Other Assets and Liabilities
( 1 .11 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
October 31, 2020
See accompanying notes.
374
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,467 $ 105,785 $ 102,558 $ 4,694
$ 1,467 $ 105,785 $ 102,558 $ 4,694
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
October 31, 2020
See accompanying notes.
375
INVESTMENT COMPANIES - 1 .85 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .29%
iShares Russell Mid-Cap Growth ETF 19,567 $ 3,387
Money Market Funds - 1 .56%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
357,073 357
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
18,200,691 18,201
$ 18,558
TOTAL INVESTMENT COMPANIES $ 21,945
COMMON STOCKS - 98 .27 % Shares Held Value (000's)
Advertising - 0 .10%
Trade Desk Inc/The
(d)
2,109 $ 1,195
Aerospace & Defense - 1 .42%
HEICO Corp 59,903 6,293
HEICO Corp - Class A 3,188 298
L3Harris Technologies Inc 28,609 4,609
Mercury Systems Inc
(d)
77,687 5,351
TransDigm Group Inc 594 284
$ 16,835
Apparel - 0 .01%
VF Corp 975 65
Automobile Parts & Equipment - 0 .33%
Allison Transmission Holdings Inc 3,761 136
Aptiv PLC 38,941 3,758
BorgWarner Inc 1,555 54
$ 3,948
Banks - 0 .46%
Pinnacle Financial Partners Inc 118,574 5,429
Beverages - 0 .95%
Boston Beer Co Inc/The
(d)
454 472
Brown-Forman Corp - A Shares 1,980 124
Brown-Forman Corp - B Shares 7,850 547
Constellation Brands Inc 27,665 4,571
Monster Beverage Corp
(d)
72,073 5,519
$ 11,233
Biotechnology - 2 .78%
ACADIA Pharmaceuticals Inc
(d)
5,632 262
Acceleron Pharma Inc
(d)
30,232 3,162
Alexion Pharmaceuticals Inc
(d)
1,687 194
Alnylam Pharmaceuticals Inc
(d)
21,360 2,627
Berkeley Lights Inc
(d),(e)
250 18
BioMarin Pharmaceutical Inc
(d)
85,851 6,390
Bluebird Bio Inc
(d)
1,490 77
Corteva Inc 133,765 4,412
Exact Sciences Corp
(d)
6,589 816
Exelixis Inc
(d)
5,680 116
Global Blood Therapeutics Inc
(d)
3,014 159
Guardant Health Inc
(d)
29,901 3,189
Incyte Corp
(d)
9,290 805
Ionis Pharmaceuticals Inc
(d)
3,310 155
Iovance Biotherapeutics Inc
(d)
6,967 249
Moderna Inc
(d)
56,516 3,813
Royalty Pharma PLC 2,235 82
Sage Therapeutics Inc
(d)
224 16
Seagen Inc
(d)
38,933 6,494
$ 33,036
Building Materials - 1 .97%
Armstrong World Industries Inc 908 54
AZEK Co Inc/The
(d)
296 10
Carrier Global Corp 15,907 531
Fortune Brands Home & Security Inc 90,450 7,315
Martin Marietta Materials Inc 21,366 5,691
Trex Co Inc
(d)
140,410 9,764
$ 23,365
Chemicals - 0 .34%
Albemarle Corp 34,938 3,257
FMC Corp 1,314 135
NewMarket Corp 295 105
RPM International Inc 5,451 462
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
W R Grace & Co 1,036 $ 45
$ 4,004
Commercial Services - 8 .70%
2U Inc
(d)
1,139 42
Avalara Inc
(d)
4,205 627
Booz Allen Hamilton Holding Corp 6,898 542
Bright Horizons Family Solutions Inc
(d)
2,118 335
Chegg Inc
(d)
6,175 453
Cintas Corp 3,991 1,255
CoreLogic Inc/United States 202 16
CoStar Group Inc
(d)
8,876 7,310
Dun & Bradstreet Holdings Inc
(d)
2,148 56
Equifax Inc 4,579 625
Euronet Worldwide Inc
(d)
66,602 5,917
FleetCor Technologies Inc
(d)
29,133 6,436
Gartner Inc
(d)
4,413 530
Global Payments Inc 45,538 7,183
H&R Block Inc 6,986 121
IHS Markit Ltd 102,630 8,300
MarketAxess Holdings Inc 36,358 19,591
Moody's Corp 16,961 4,459
Morningstar Inc 934 178
Paylocity Holding Corp
(d)
1,782 331
Quanta Services Inc 1,422 89
Ritchie Bros Auctioneers Inc 102,509 6,215
Rollins Inc 6,616 383
StoneCo Ltd
(d)
9,121 479
TransUnion 211,540 16,851
United Rentals Inc
(d)
24,494 4,367
Verisk Analytics Inc 59,963 10,671
WEX Inc
(d)
192 24
$ 103,386
Computers - 3 .12%
CACI International Inc
(d)
204 42
Crowdstrike Holdings Inc
(d)
91,308 11,308
EPAM Systems Inc
(d)
50,888 15,721
Fortinet Inc
(d)
6,783 749
Genpact Ltd 3,758 129
Globant SA
(d)
1,964 355
Leidos Holdings Inc 672 56
Lumentum Holdings Inc
(d)
413 34
NetApp Inc 6,121 269
Perspecta Inc 180,633 3,239
Pure Storage Inc
(d)
7,127 115
Qualys Inc
(d)
51,850 4,555
Science Applications International Corp 386 29
Zscaler Inc
(d)
3,586 487
$ 37,088
Consumer Products - 0 .19%
Avery Dennison Corp 1,767 244
Church & Dwight Co Inc 12,543 1,109
Clorox Co/The 4,564 946
Reynolds Consumer Products Inc 677 19
$ 2,318
Distribution & Wholesale - 4 .93%
Copart Inc
(d)
114,461 12,632
Fastenal Co 174,907 7,561
IAA Inc
(d)
86,629 4,902
Pool Corp 75,438 26,391
WW Grainger Inc 20,295 7,104
$ 58,590
Diversified Financial Services - 0 .44%
Ares Management Corp 5,051 214
Cboe Global Markets Inc 1,228 100
Credit Acceptance Corp
(d),(e)
30 9
LendingTree Inc
(d)
386 125
LPL Financial Holdings Inc 50,192 4,011
SLM Corp 4,454 41
T Rowe Price Group Inc 2,933 371

Schedule of Investments
MidCap Growth Fund III
October 31, 2020
See accompanying notes.
376
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Tradeweb Markets Inc 3,593 $ 196
Virtu Financial Inc 2,874 61
Western Union Co/The 4,097 80
$ 5,208
Electric - 0 .01%
NRG Energy Inc 4,346 137
Electrical Components & Equipment - 1 .36%
Energizer Holdings Inc 2,535 100
Generac Holdings Inc
(d)
60,517 12,717
Universal Display Corp 17,078 3,387
$ 16,204
Electronics - 1 .93%
Agilent Technologies Inc 1,371 140
Allegion plc 3,055 301
Amphenol Corp 8,737 986
Coherent Inc
(d)
29,588 3,702
Jabil Inc 1,437 48
Keysight Technologies Inc
(d)
156,782 16,441
Mettler-Toledo International Inc
(d)
1,133 1,131
PerkinElmer Inc 1,111 144
Waters Corp
(d)
232 52
$ 22,945
Energy - Alternate Sources - 0 .10%
Enphase Energy Inc
(d)
5,389 529
SolarEdge Technologies Inc
(d)
2,492 642
$ 1,171
Engineering & Construction - 0 .00%
frontdoor Inc
(d)
741 29
Entertainment - 0 .97%
Caesars Entertainment Inc
(d)
112,813 5,056
DraftKings Inc
(d)
52,728 1,867
Live Nation Entertainment Inc
(d)
7,234 353
Vail Resorts Inc 18,367 4,262
$ 11,538
Environmental Control - 0 .92%
Waste Connections Inc 109,521 10,878
Food - 0 .92%
Albertsons Cos Inc
(e)
812 12
Beyond Meat Inc
(d)
2,097 299
Campbell Soup Co 4,504 210
Grocery Outlet Holding Corp
(d)
1,912 84
Hershey Co/The 5,811 799
Kellogg Co 4,341 273
Lamb Weston Holdings Inc 133,377 8,463
McCormick & Co Inc/MD 3,537 638
Pilgrim's Pride Corp
(d)
798 13
Sprouts Farmers Market Inc
(d)
5,117 98
$ 10,889
Hand & Machine Tools - 0 .02%
Lincoln Electric Holdings Inc 1,251 127
MSA Safety Inc 415 55
$ 182
Healthcare - Products - 10 .94%
10X Genomics Inc
(d)
2,928 401
ABIOMED Inc
(d)
2,259 569
Adaptive Biotechnologies Corp
(d)
3,886 179
Align Technology Inc
(d)
62,882 26,792
Avantor Inc
(d)
22,830 531
Bio-Techne Corp 1,821 460
Bruker Corp 2,260 96
Cooper Cos Inc/The 29,523 9,419
Haemonetics Corp
(d)
2,393 242
Hill-Rom Holdings Inc 401 36
Hologic Inc
(d)
9,131 628
ICU Medical Inc
(d)
269 48
IDEXX Laboratories Inc
(d)
57,870 24,584
Insulet Corp
(d)
75,196 16,711
Masimo Corp
(d)
26,746 5,986
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Novocure Ltd
(d)
5,070 $ 619
Penumbra Inc
(d)
1,680 439
Quidel Corp
(d)
18,578 4,985
Repligen Corp
(d)
70,870 11,806
ResMed Inc 87,170 16,732
STERIS PLC 229 41
Tandem Diabetes Care Inc
(d)
26,285 2,865
Teleflex Inc 1,492 475
Varian Medical Systems Inc
(d)
588 102
West Pharmaceutical Services Inc 19,270 5,243
$ 129,989
Healthcare - Services - 3 .61%
Amedisys Inc
(d)
19,462 5,040
Catalent Inc
(d)
132,888 11,664
Charles River Laboratories International Inc
(d)
14,125 3,217
Chemed Corp 792 379
DaVita Inc
(d)
712 61
Encompass Health Corp 2,268 139
ICON PLC
(d)
60,400 10,890
IQVIA Holdings Inc
(d)
34,695 5,342
Laboratory Corp of America Holdings
(d)
275 55
Molina Healthcare Inc
(d)
2,015 376
PPD Inc
(d)
6,897 227
Syneos Health Inc
(d)
330 17
Teladoc Health Inc
(d)
28,171 5,535
$ 42,942
Home Builders - 0 .78%
DR Horton Inc 69,401 4,637
Lennar Corp - A Shares 65,412 4,594
NVR Inc
(d)
18 71
$ 9,302
Home Furnishings - 0 .02%
Dolby Laboratories Inc 383 29
Tempur Sealy International Inc
(d)
1,802 160
$ 189
Housewares - 0 .06%
Scotts Miracle-Gro Co/The 1,936 291
Toro Co/The 4,912 403
$ 694
Insurance - 0 .77%
Alleghany Corp 67 37
Arthur J Gallagher & Co 83,070 8,615
Axis Capital Holdings Ltd 381 16
Brown & Brown Inc 644 28
Erie Indemnity Co 740 172
GoHealth Inc
(d),(e)
235 2
Lincoln National Corp 1,229 43
Primerica Inc 1,247 138
RenaissanceRe Holdings Ltd 872 141
$ 9,192
Internet - 5 .40%
Anaplan Inc
(d)
6,647 368
CDW Corp/DE 98,740 12,105
Etsy Inc
(d)
6,020 732
Expedia Group Inc 779 73
FireEye Inc
(d)
2,552 35
GoDaddy Inc
(d)
8,445 597
Grubhub Inc
(d)
455 34
IAC/InterActiveCorp
(d)
3,826 462
Match Group Inc
(d)
11,167 1,304
NortonLifeLock Inc 28,008 576
Okta Inc
(d)
5,867 1,231
Palo Alto Networks Inc
(d)
4,826 1,067
Pinterest Inc
(d)
255,529 15,064
Proofpoint Inc
(d)
2,889 277
Roku Inc
(d)
5,400 1,093
Shopify Inc
(d)
4,150 3,841
Spotify Technology SA
(d)
16,104 3,863

Schedule of Investments
MidCap Growth Fund III
October 31, 2020
See accompanying notes.
377
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Twitter Inc
(d)
147,119 $ 6,085
VeriSign Inc
(d)
38,071 7,260
Wayfair Inc
(d)
3,091 767
Zendesk Inc
(d)
64,925 7,203
Zillow Group Inc - A Shares
(d)
327 29
Zillow Group Inc - C Shares
(d)
768 68
$ 64,134
Leisure Products & Services - 1 .19%
Peloton Interactive Inc
(d)
79,480 8,760
Planet Fitness Inc
(d)
33,823 2,005
Polaris Inc 308 28
Royal Caribbean Cruises Ltd 57,385 3,237
Virgin Galactic Holdings Inc
(d),(e)
2,937 51
$ 14,081
Lodging - 0 .01%
Wynn Resorts Ltd 1,245 90
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 3,140 173
Vertiv Holdings Co 11,297 199
$ 372
Machinery - Diversified - 3 .14%
Cognex Corp 129,895 8,560
Graco Inc 145,700 9,019
IDEX Corp 49,047 8,357
Nordson Corp 2,394 463
Rockwell Automation Inc 31,155 7,388
Westinghouse Air Brake Technologies Corp 59,767 3,544
$ 37,331
Media - 1 .13%
Altice USA Inc
(d)
15,586 420
Cable One Inc 5,702 9,875
FactSet Research Systems Inc 1,895 581
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
494 17
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,036 36
Nexstar Media Group Inc 1,503 124
Sirius XM Holdings Inc 399,956 2,291
World Wrestling Entertainment Inc 2,363 86
$ 13,430
Mining - 0 .02%
Royal Gold Inc 2,394 284
Miscellaneous Manufacturers - 0 .03%
Axon Enterprise Inc
(d)
3,188 315
Donaldson Co Inc 674 32
$ 347
Office & Business Equipment - 0 .06%
Zebra Technologies Corp
(d)
2,447 694
Oil & Gas Services - 0 .26%
Baker Hughes Co 208,550 3,080
Packaging & Containers - 0 .56%
Amcor PLC 12,059 126
Ball Corp 71,114 6,329
Berry Global Group Inc
(d)
2,326 108
Crown Holdings Inc
(d)
689 59
Graphic Packaging Holding Co 3,121 42
$ 6,664
Pharmaceuticals - 3 .03%
Agios Pharmaceuticals Inc
(d)
333 13
AmerisourceBergen Corp 3,568 343
Cardinal Health Inc 14,922 683
DexCom Inc
(d)
34,632 11,067
Herbalife Nutrition Ltd
(d)
615 28
Horizon Therapeutics Plc
(d)
112,020 8,394
Jazz Pharmaceuticals PLC
(d)
38,534 5,553
McKesson Corp 6,143 906
Neurocrine Biosciences Inc
(d)
4,691 463
PRA Health Sciences Inc
(d)
2,741 267
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Reata Pharmaceuticals Inc
(d)
1,092 $ 128
Sarepta Therapeutics Inc
(d)
25,672 3,489
Zoetis Inc 29,701 4,709
$ 36,043
Pipelines - 0 .05%
Cheniere Energy Inc
(d)
11,803 565
Equitrans Midstream Corp 1,929 14
$ 579
Private Equity - 0 .01%
Apollo Global Management Inc 4,358 161
Carlyle Group Inc/The 541 13
$ 174
REITs - 0 .94%
Americold Realty Trust 1,022 37
Brookfield Property REIT Inc 2,094 31
CoreSite Realty Corp 1,394 166
Equity LifeStyle Properties Inc 3,672 217
Extra Space Storage Inc 4,528 525
Iron Mountain Inc 8,633 225
SBA Communications Corp 31,759 9,222
Simon Property Group Inc 12,219 768
$ 11,191
Retail - 8 .29%
AutoZone Inc
(d)
5,243 5,919
Best Buy Co Inc 2,128 237
Burlington Stores Inc
(d)
92,708 17,947
CarMax Inc
(d)
627 54
Carvana Co
(d)
2,789 517
Chipotle Mexican Grill Inc
(d)
16,414 19,721
Dollar Tree Inc
(d)
5,724 517
Domino's Pizza Inc 1,989 753
Dunkin' Brands Group Inc 3,563 355
Five Below Inc
(d)
94,239 12,566
Floor & Decor Holdings Inc
(d)
73,240 5,346
Lululemon Athletica Inc
(d)
34,173 10,911
Ollie's Bargain Outlet Holdings Inc
(d)
2,470 215
O'Reilly Automotive Inc
(d)
30,293 13,226
Tractor Supply Co 69,518 9,260
Ulta Beauty Inc
(d)
2,556 529
Vroom Inc
(d)
992 41
Wendy's Co/The 9,235 202
Williams-Sonoma Inc 644 59
Yum China Holdings Inc 1,410 75
$ 98,450
Semiconductors - 5 .70%
Advanced Micro Devices Inc
(d)
113,946 8,579
Entegris Inc 6,395 478
Inphi Corp
(d)
2,462 344
IPG Photonics Corp
(d)
13,883 2,582
KLA Corp 7,922 1,562
Marvell Technology Group Ltd 134,748 5,054
Maxim Integrated Products Inc 84,464 5,883
Microchip Technology Inc 171,128 17,983
MKS Instruments Inc 2,117 229
Monolithic Power Systems Inc 52,956 16,925
Teradyne Inc 8,438 741
Xilinx Inc 62,306 7,395
$ 67,755
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 195 29
Software - 19 .11%
Akamai Technologies Inc
(d)
6,722 639
Alteryx Inc
(d),(e)
43,025 5,394
ANSYS Inc
(d)
20,617 6,275
Aspen Technology Inc
(d)
72,823 7,997
BigCommerce Holdings Inc
(d),(e)
374 27
Bill.com Holdings Inc
(d)
2,779 278
Black Knight Inc
(d)
7,716 679

Schedule of Investments
MidCap Growth Fund III
October 31, 2020
See accompanying notes.
378
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Broadridge Financial Solutions Inc 46,227 $ 6,361
Cadence Design Systems Inc
(d)
14,069 1,539
CDK Global Inc 797 34
Ceridian HCM Holding Inc
(d)
3,842 331
Cerner Corp 15,526 1,088
Change Healthcare Inc
(d)
9,176 130
Citrix Systems Inc 1,728 196
Cloudflare Inc
(d)
5,616 292
Coupa Software Inc
(d)
12,954 3,468
Datadog Inc
(d)
7,777 706
DocuSign Inc
(d)
30,054 6,078
Dropbox Inc - A Shares
(d)
12,641 231
Duck Creek Technologies Inc
(d),(e)
605 26
Dynatrace Inc
(d)
9,329 329
Elastic NV
(d)
49,466 5,016
Everbridge Inc
(d)
1,767 185
Fair Isaac Corp
(d)
15,901 6,224
Fastly Inc
(d)
4,021 255
Fidelity National Information Services Inc 28,944 3,606
Five9 Inc
(d)
34,827 5,284
Guidewire Software Inc
(d)
811 78
HubSpot Inc
(d)
2,111 612
Jack Henry & Associates Inc 32,141 4,765
Jamf Holding Corp
(d)
503 16
Manhattan Associates Inc
(d)
2,877 246
Medallia Inc
(d)
4,218 120
MongoDB Inc
(d)
2,564 586
MSCI Inc 25,996 9,095
nCino Inc
(d)
608 43
New Relic Inc
(d)
2,593 157
Nutanix Inc
(d)
9,335 227
Oak Street Health Inc
(d),(e)
456 22
PagerDuty Inc
(d),(e)
3,528 96
Paychex Inc 12,936 1,064
Paycom Software Inc
(d)
41,046 14,945
Pegasystems Inc 1,825 211
Pluralsight Inc
(d)
5,323 84
PTC Inc
(d)
116,526 9,774
RealPage Inc
(d)
126,578 7,049
RingCentral Inc
(d)
44,954 11,614
ServiceNow Inc
(d)
4,884 2,430
Slack Technologies Inc
(d)
19,446 497
Smartsheet Inc
(d)
5,688 284
Splunk Inc
(d)
52,918 10,480
SS&C Technologies Holdings Inc 2,419 143
Synopsys Inc
(d)
136,424 29,175
Take-Two Interactive Software Inc
(d)
86,699 13,432
Teradata Corp
(d)
4,333 80
Twilio Inc
(d)
5,814 1,622
Tyler Technologies Inc
(d)
52,613 20,223
Veeva Systems Inc
(d)
76,877 20,761
Workday Inc
(d)
19,781 4,156
Zynga Inc
(d)
37,236 335
$ 227,090
Telecommunications - 0 .07%
Arista Networks Inc
(d)
2,461 514
CommScope Holding Co Inc
(d)
501 5
Motorola Solutions Inc 892 141
Switch Inc 4,547 64
Ubiquiti Inc 357 66
$ 790
Toys, Games & Hobbies - 0 .01%
Mattel Inc
(d)
10,516 145
Transportation - 1 .08%
CH Robinson Worldwide Inc 1,071 95
Expeditors International of Washington Inc 5,191 459
JB Hunt Transport Services Inc 40,920 4,981
Landstar System Inc 1,595 199
Old Dominion Freight Line Inc 37,089 7,061
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
XPO Logistics Inc
(d)
226 $ 20
$ 12,815
TOTAL COMMON STOCKS $ 1,167,549
Total Investments $ 1,189,494
Other Assets and Liabilities -  (0.12)% (1,437)
TOTAL NET ASSETS - 100.00% $ 1,188,057
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $357 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31 .12%
Technology 27 .99%
Consumer, Cyclical 16 .60%
Industrial 12 .46%
Communications 6 .70%
Financial 2 .62%
Money Market Funds 1 .56%
Energy 0 .41%
Basic Materials 0 .36%
Investment Companies 0 .29%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .12 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
October 31, 2020
See accompanying notes.
379
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 19,809 $ 609,042 $ 610,650 $ 18,201
Principal Healthcare Innovators Index ETF 171 — 218 —
Principal Sustainable Momentum Index ETF 56 — 56 —
Principal Value ETF 306 — 260 —
$ 20,342 $ 609,042 $ 611,184 $ 18,201
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 145 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 56 — (9)
Principal Sustainable Momentum Index ETF — 3 — (3)
Principal Value ETF 3 (36) — (10)
$ 148 $ 23 $ — $ (22)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2020 Long 26 $ 4,929 $ 10
Total $ 10
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2020
See accompanying notes.
380
INVESTMENT COMPANIES - 1 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .10%
iShares Core S&P Mid-Cap ETF 5,200 $ 985
Money Market Funds - 1 .45%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
2,487,066 2,487
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
11,945,240 11,945
$ 14,432
TOTAL INVESTMENT COMPANIES $ 15,417
COMMON STOCKS - 98 .82 % Shares Held Value (000's)
Aerospace & Defense - 0 .39%
Hexcel Corp 48,660 $ 1,629
Mercury Systems Inc
(d)
32,632 2,248
$ 3,877
Agriculture - 0 .41%
Darling Ingredients Inc
(d)
94,380 4,058
Airlines - 0 .19%
JetBlue Airways Corp
(d)
158,749 1,900
Apparel - 1 .10%
Carter's Inc 25,426 2,071
Columbia Sportswear Co 17,731 1,322
Deckers Outdoor Corp
(d)
16,328 4,137
Skechers USA Inc
(d)
79,425 2,519
Urban Outfitters Inc
(d)
39,886 891
$ 10,940
Automobile Parts & Equipment - 1 .48%
Adient PLC
(d)
54,708 1,161
Dana Inc 84,192 1,178
Fox Factory Holding Corp
(d)
24,146 2,030
Gentex Corp 143,221 3,963
Goodyear Tire & Rubber Co/The 135,780 1,124
Lear Corp 31,786 3,840
Visteon Corp
(d)
16,214 1,454
$ 14,750
Banks - 5 .74%
Associated Banc-Corp 89,555 1,226
BancorpSouth Bank 56,185 1,315
Bank of Hawaii Corp 23,337 1,415
Bank OZK 70,442 1,746
Cathay General Bancorp 43,614 1,026
CIT Group Inc 57,366 1,689
Commerce Bancshares Inc/MO 58,493 3,641
Cullen/Frost Bankers Inc 32,519 2,285
East West Bancorp Inc 82,446 3,008
First Financial Bankshares Inc 82,766 2,467
First Horizon National Corp 322,406 3,356
FNB Corp/PA 188,340 1,424
Fulton Financial Corp 94,443 1,038
Glacier Bancorp Inc 55,596 1,990
Hancock Whitney Corp 50,318 1,151
Home BancShares Inc/AR 88,568 1,470
International Bancshares Corp 32,442 898
PacWest Bancorp 68,031 1,309
Pinnacle Financial Partners Inc 44,195 2,024
Prosperity Bancshares Inc 53,994 2,976
Signature Bank/New York NY 31,211 2,520
Synovus Financial Corp 85,842 2,232
TCF Financial Corp 88,709 2,414
Texas Capital Bancshares Inc
(d)
29,396 1,323
Trustmark Corp 36,956 864
UMB Financial Corp 25,185 1,533
Umpqua Holdings Corp 128,328 1,612
United Bankshares Inc/WV 75,609 1,983
Valley National Bancorp 235,303 1,798
Webster Financial Corp 52,555 1,693
Wintrust Financial Corp 33,564 1,652
$ 57,078
Beverages - 0 .56%
Boston Beer Co Inc/The
(d)
5,311 5,519
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1 .54%
Arrowhead Pharmaceuticals Inc
(d)
59,608 $ 3,416
Emergent BioSolutions Inc
(d)
26,213 2,358
Exelixis Inc
(d)
180,059 3,688
Ligand Pharmaceuticals Inc
(d),(e)
9,368 772
Nektar Therapeutics
(d)
104,249 1,651
United Therapeutics Corp
(d)
25,878 3,474
$ 15,359
Building Materials - 2 .55%
Builders FirstSource Inc
(d)
68,017 2,061
Eagle Materials Inc 24,331 2,074
Lennox International Inc 20,285 5,511
Louisiana-Pacific Corp 65,443 1,870
MDU Resources Group Inc 116,848 2,776
Owens Corning 62,941 4,121
Simpson Manufacturing Co Inc 25,356 2,249
Trex Co Inc
(d)
67,452 4,691
$ 25,353
Chemicals - 2 .10%
Ashland Global Holdings Inc 31,714 2,213
Cabot Corp 32,902 1,251
Chemours Co/The 95,706 1,927
Ingevity Corp
(d)
24,052 1,320
Minerals Technologies Inc 19,882 1,087
NewMarket Corp 4,265 1,525
Olin Corp 82,792 1,370
RPM International Inc 75,736 6,413
Sensient Technologies Corp 24,682 1,615
Valvoline Inc 107,824 2,121
$ 20,842
Commercial Services - 4 .04%
Adtalem Global Education Inc
(d)
30,229 709
ASGN Inc
(d)
30,593 2,040
Avis Budget Group Inc
(d)
30,043 1,012
Brink's Co/The 29,440 1,261
CoreLogic Inc/United States 46,302 3,562
FTI Consulting Inc
(d)
21,325 2,100
Graham Holdings Co 2,420 920
Grand Canyon Education Inc
(d)
27,552 2,159
H&R Block Inc 112,405 1,940
HealthEquity Inc
(d)
44,688 2,301
Insperity Inc 21,029 1,610
John Wiley & Sons Inc 25,429 787
LiveRamp Holdings Inc
(d)
38,387 2,537
ManpowerGroup Inc 33,838 2,297
Paylocity Holding Corp
(d)
21,637 4,014
Sabre Corp 181,580 1,184
Service Corp International/US 102,688 4,755
Strategic Education Inc 14,222 1,181
WEX Inc
(d)
25,695 3,252
WW International Inc
(d)
27,345 579
$ 40,200
Computers - 1 .73%
CACI International Inc
(d)
14,625 3,050
Lumentum Holdings Inc
(d)
43,819 3,623
MAXIMUS Inc 35,727 2,415
NCR Corp
(d)
74,820 1,520
NetScout Systems Inc
(d)
42,220 866
Perspecta Inc 79,624 1,428
Qualys Inc
(d)
19,667 1,728
Science Applications International Corp 33,893 2,588
$ 17,218
Consumer Products - 0 .28%
Helen of Troy Ltd
(d)
14,757 2,798
Cosmetics & Personal Care - 0 .13%
Coty Inc 164,957 478
Edgewell Personal Care Co
(d)
31,672 831
$ 1,309

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2020
See accompanying notes.
381
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .32%
Avient Corp 53,282 $ 1,656
IAA Inc
(d)
78,054 4,417
KAR Auction Services Inc 75,303 1,097
Univar Solutions Inc
(d)
98,516 1,634
Watsco Inc 19,127 4,287
$ 13,091
Diversified Financial Services - 2 .99%
Aaron's Holdings Co Inc 39,126 2,045
Affiliated Managers Group Inc 27,128 2,045
Alliance Data Systems Corp 27,805 1,433
Eaton Vance Corp 66,530 3,978
Evercore Inc - Class A 23,653 1,881
Federated Hermes Inc 55,463 1,326
Interactive Brokers Group Inc - A Shares 46,064 2,191
Janus Henderson Group PLC 87,852 2,135
Jefferies Financial Group Inc 125,848 2,455
LendingTree Inc
(d)
4,585 1,484
Navient Corp 113,005 905
SEI Investments Co 70,858 3,483
SLM Corp 218,659 2,009
Stifel Financial Corp 39,949 2,335
$ 29,705
Electric - 1 .59%
ALLETE Inc 30,232 1,559
Black Hills Corp 36,563 2,072
Hawaiian Electric Industries Inc 63,622 2,102
IDACORP Inc 29,404 2,580
NorthWestern Corp 29,471 1,536
OGE Energy Corp 116,644 3,589
PNM Resources Inc 46,415 2,321
$ 15,759
Electrical Components & Equipment - 2 .15%
Acuity Brands Inc 23,098 2,059
Belden Inc 25,941 801
Energizer Holdings Inc 33,938 1,335
EnerSys 24,751 1,772
Generac Holdings Inc
(d)
36,589 7,689
Littelfuse Inc 14,184 2,808
Universal Display Corp 24,976 4,953
$ 21,417
Electronics - 3 .52%
Arrow Electronics Inc
(d)
45,236 3,523
Avnet Inc 57,560 1,420
Coherent Inc
(d)
14,133 1,769
Hubbell Inc 31,599 4,598
II-VI Inc
(d)
60,408 2,747
Jabil Inc 78,969 2,617
National Instruments Corp 76,590 2,396
nVent Electric PLC 99,022 1,787
SYNNEX Corp 24,006 3,160
Trimble Inc
(d)
145,806 7,018
Vishay Intertechnology Inc 77,245 1,253
Woodward Inc 33,807 2,689
$ 34,977
Energy - Alternate Sources - 2 .39%
Enphase Energy Inc
(d)
73,426 7,203
First Solar Inc
(d)
49,357 4,296
SolarEdge Technologies Inc
(d)
29,206 7,526
Sunrun Inc
(d)
90,191 4,692
$ 23,717
Engineering & Construction - 1 .49%
AECOM
(d)
93,462 4,191
Dycom Industries Inc
(d)
18,552 1,205
EMCOR Group Inc 31,993 2,181
Fluor Corp 72,698 825
KBR Inc 82,953 1,849
MasTec Inc
(d)
32,693 1,623
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(d)
19,279 $ 2,954
$ 14,828
Entertainment - 1 .77%
Caesars Entertainment Inc
(d)
116,207 5,208
Churchill Downs Inc 20,681 3,085
Cinemark Holdings Inc
(e)
62,398 511
Marriott Vacations Worldwide Corp 23,925 2,311
Penn National Gaming Inc
(d)
83,890 4,528
Scientific Games Corp
(d)
32,559 1,038
Six Flags Entertainment Corp 43,960 951
$ 17,632
Environmental Control - 0 .81%
Clean Harbors Inc
(d)
29,827 1,580
Stericycle Inc
(d)
53,308 3,321
Tetra Tech Inc 31,402 3,169
$ 8,070
Food - 1 .91%
Flowers Foods Inc 114,674 2,704
Grocery Outlet Holding Corp
(d)
48,573 2,138
Hain Celestial Group Inc/The
(d)
48,683 1,497
Ingredion Inc 39,034 2,767
Lancaster Colony Corp 11,390 1,892
Pilgrim's Pride Corp
(d)
28,442 476
Post Holdings Inc
(d)
36,692 3,152
Sanderson Farms Inc 11,533 1,476
Sprouts Farmers Market Inc
(d)
68,728 1,309
Tootsie Roll Industries Inc
(e)
10,168 304
TreeHouse Foods Inc
(d)
32,924 1,279
$ 18,994
Food Service - 0 .10%
Healthcare Services Group Inc 43,367 992
Forest Products & Paper - 0 .08%
Domtar Corp 32,161 768
Gas - 1 .37%
National Fuel Gas Co 53,000 2,118
New Jersey Resources Corp 55,899 1,631
ONE Gas Inc 30,838 2,129
Southwest Gas Holdings Inc 32,582 2,141
Spire Inc 29,999 1,681
UGI Corp 121,393 3,926
$ 13,626
Hand & Machine Tools - 1 .18%
Colfax Corp
(d)
58,639 1,594
Kennametal Inc 48,323 1,498
Lincoln Electric Holdings Inc 34,594 3,522
MSA Safety Inc 21,073 2,780
Regal Beloit Corp 23,646 2,333
$ 11,727
Healthcare - Products - 4 .70%
Avanos Medical Inc
(d)
27,872 985
Bio-Techne Corp 22,465 5,671
Cantel Medical Corp 21,861 1,046
Globus Medical Inc
(d)
43,896 2,288
Haemonetics Corp
(d)
29,542 2,986
Hill-Rom Holdings Inc 38,812 3,535
ICU Medical Inc
(d)
11,347 2,017
Integra LifeSciences Holdings Corp
(d)
41,248 1,819
LivaNova PLC
(d)
28,358 1,428
Masimo Corp
(d)
29,457 6,593
NuVasive Inc
(d)
29,865 1,327
Patterson Cos Inc 50,531 1,257
Penumbra Inc
(d)
19,568 5,108
Quidel Corp
(d)
22,247 5,969
Repligen Corp
(d)
28,453 4,739
$ 46,768

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2020
See accompanying notes.
382
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .80%
Acadia Healthcare Co Inc
(d)
51,840 $ 1,848
Amedisys Inc
(d)
18,920 4,900
Charles River Laboratories International Inc
(d)
28,949 6,592
Chemed Corp 9,277 4,437
Encompass Health Corp 57,948 3,553
LHC Group Inc
(d)
18,408 3,986
MEDNAX Inc
(d)
49,800 635
Medpace Holdings Inc
(d)
15,886 1,762
Molina Healthcare Inc
(d)
34,555 6,444
Syneos Health Inc
(d)
40,682 2,160
Tenet Healthcare Corp
(d)
61,411 1,507
$ 37,824
Home Builders - 1 .01%
KB Home 51,314 1,655
Taylor Morrison Home Corp
(d)
75,575 1,632
Thor Industries Inc 32,165 2,721
Toll Brothers Inc 66,913 2,829
TRI Pointe Group Inc
(d)
75,943 1,248
$ 10,085
Home Furnishings - 0 .25%
Tempur Sealy International Inc
(d)
27,944 2,487
Housewares - 0 .87%
Scotts Miracle-Gro Co/The 23,724 3,560
Toro Co/The 62,523 5,133
$ 8,693
Insurance - 4 .66%
Alleghany Corp 8,341 4,562
American Financial Group Inc/OH 41,793 3,132
Brighthouse Financial Inc
(d)
54,208 1,794
Brown & Brown Inc 136,787 5,952
CNO Financial Group Inc 82,584 1,466
Essent Group Ltd 65,510 2,610
First American Financial Corp 64,983 2,898
Genworth Financial Inc
(d)
294,865 1,159
Hanover Insurance Group Inc/The 21,981 2,103
Kemper Corp 35,785 2,206
Mercury General Corp 15,485 630
Old Republic International Corp 164,768 2,682
Primerica Inc 23,030 2,539
Reinsurance Group of America Inc 39,587 3,999
RenaissanceRe Holdings Ltd 29,846 4,827
RLI Corp 23,053 1,999
Selective Insurance Group Inc 34,852 1,814
$ 46,372
Internet - 0 .59%
Grubhub Inc
(d)
53,772 3,977
TripAdvisor Inc 55,999 1,070
Yelp Inc
(d)
40,057 788
$ 5,835
Iron & Steel - 1 .05%
Commercial Metals Co 69,383 1,433
Reliance Steel & Aluminum Co 37,152 4,049
Steel Dynamics Inc 116,456 3,666
United States Steel Corp 128,418 1,241
$ 10,389
Leisure Products & Services - 0 .90%
Brunswick Corp/DE 46,129 2,939
Harley-Davidson Inc 89,296 2,936
Polaris Inc 33,598 3,053
$ 8,928
Lodging - 0 .71%
Boyd Gaming Corp 46,733 1,482
Choice Hotels International Inc 16,778 1,466
Wyndham Destinations Inc 49,677 1,621
Wyndham Hotels & Resorts Inc 54,286 2,525
$ 7,094
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .37%
Oshkosh Corp 39,686 $ 2,673
Terex Corp 40,382 997
$ 3,670
Machinery - Diversified - 2 .84%
AGCO Corp 35,789 2,757
Cognex Corp 100,838 6,645
Crane Co 28,740 1,459
Curtiss-Wright Corp 24,229 2,044
Graco Inc 97,146 6,013
Middleby Corp/The
(d)
32,409 3,226
Nordson Corp 31,451 6,084
$ 28,228
Media - 1 .86%
AMC Networks Inc
(d),(e)
17,277 367
Cable One Inc 3,158 5,469
FactSet Research Systems Inc 22,140 6,786
New York Times Co/The 84,132 3,337
TEGNA Inc 127,590 1,535
World Wrestling Entertainment Inc 27,205 989
$ 18,483
Metal Fabrication & Hardware - 0 .52%
Timken Co/The 39,384 2,351
Valmont Industries Inc 12,448 1,767
Worthington Industries Inc 21,016 1,034
$ 5,152
Mining - 0 .58%
Compass Minerals International Inc 19,779 1,194
Royal Gold Inc 38,221 4,541
$ 5,735
Miscellaneous Manufacturers - 1 .95%
AptarGroup Inc 37,570 4,285
Axon Enterprise Inc
(d)
36,989 3,658
Carlisle Cos Inc 31,806 3,940
Donaldson Co Inc 73,497 3,491
ITT Inc 50,346 3,047
Trinity Industries Inc 51,861 977
$ 19,398
Office Furnishings - 0 .19%
Herman Miller Inc 34,304 1,045
HNI Corp 24,867 810
$ 1,855
Oil & Gas - 0 .89%
Cimarex Energy Co 59,464 1,509
CNX Resources Corp
(d)
130,755 1,268
EQT Corp 160,569 2,431
Murphy Oil Corp 84,136 649
Murphy USA Inc 15,813 1,934
WPX Energy Inc
(d)
235,371 1,085
$ 8,876
Oil & Gas Services - 0 .10%
ChampionX Corp
(d)
108,282 945
Packaging & Containers - 0 .60%
Greif Inc - Class A 15,407 625
O-I Glass Inc 91,460 863
Silgan Holdings Inc 45,876 1,580
Sonoco Products Co 58,490 2,860
$ 5,928
Pharmaceuticals - 1 .15%
Jazz Pharmaceuticals PLC
(d)
32,317 4,657
Neogen Corp
(d)
30,929 2,157
PRA Health Sciences Inc
(d)
37,270 3,631
Prestige Consumer Healthcare Inc
(d)
29,246 966
$ 11,411
Pipelines - 0 .27%
Antero Midstream Corp 166,634 955
Equitrans Midstream Corp 236,890 1,720
$ 2,675

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2020
See accompanying notes.
383
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .34%
Jones Lang LaSalle Inc 30,173 $ 3,405
REITs - 8 .44%
American Campus Communities Inc 80,201 3,004
Brixmor Property Group Inc 172,766 1,894
Camden Property Trust 56,754 5,235
CoreSite Realty Corp 24,784 2,958
Corporate Office Properties Trust 65,370 1,466
Cousins Properties Inc 86,572 2,206
CyrusOne Inc 68,104 4,839
Douglas Emmett Inc 96,063 2,267
EastGroup Properties Inc 22,920 3,050
EPR Properties 43,479 1,037
First Industrial Realty Trust Inc 74,126 2,951
GEO Group Inc/The 70,703 626
Healthcare Realty Trust Inc 79,277 2,204
Highwoods Properties Inc 60,541 1,802
Hudson Pacific Properties Inc 89,365 1,721
JBG SMITH Properties 65,489 1,529
Kilroy Realty Corp 61,079 2,876
Lamar Advertising Co 50,340 3,119
Life Storage Inc 27,339 3,121
Macerich Co/The 65,323 455
Medical Properties Trust Inc 308,161 5,491
National Retail Properties Inc 101,126 3,237
Omega Healthcare Investors Inc 132,261 3,811
Park Hotels & Resorts Inc 137,292 1,363
Pebblebrook Hotel Trust 76,257 914
Physicians Realty Trust 121,290 2,045
PotlatchDeltic Corp 38,968 1,619
PS Business Parks Inc 11,690 1,333
Rayonier Inc 79,549 2,019
Rexford Industrial Realty Inc 72,133 3,351
Sabra Health Care REIT Inc 119,784 1,576
Service Properties Trust 95,915 692
Spirit Realty Capital Inc 60,045 1,804
STORE Capital Corp 132,919 3,416
Taubman Centers Inc 35,961 1,202
Urban Edge Properties 63,925 601
Weingarten Realty Investors 70,169 1,113
$ 83,947
Retail - 5 .62%
American Eagle Outfitters Inc 86,798 1,190
AutoNation Inc
(d)
34,051 1,932
BJ's Wholesale Club Holdings Inc
(d)
80,382 3,078
Casey's General Stores Inc 21,507 3,625
Cracker Barrel Old Country Store Inc 13,806 1,571
Dick's Sporting Goods Inc 37,961 2,151
Dunkin' Brands Group Inc 47,942 4,780
FirstCash Inc 24,148 1,257
Five Below Inc
(d)
32,541 4,339
Foot Locker Inc 60,738 2,240
Jack in the Box Inc 13,214 1,058
Kohl's Corp 91,938 1,957
Lithia Motors Inc 14,930 3,427
MSC Industrial Direct Co Inc 26,527 1,848
Nordstrom Inc
(e)
63,186 765
Nu Skin Enterprises Inc 29,945 1,478
Ollie's Bargain Outlet Holdings Inc
(d)
33,142 2,886
Papa John's International Inc 19,121 1,465
RH
(d)
8,995 3,015
Texas Roadhouse Inc 38,016 2,662
Wendy's Co/The 104,339 2,280
Williams-Sonoma Inc 45,332 4,135
Wingstop Inc 17,247 2,006
World Fuel Services Corp 36,996 779
$ 55,924
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .47%
New York Community Bancorp Inc 270,331 $ 2,247
Sterling Bancorp/DE 113,326 1,516
Washington Federal Inc 44,114 939
$ 4,702
Semiconductors - 2 .65%
Cirrus Logic Inc
(d)
34,026 2,343
CMC Materials Inc 16,932 2,407
Cree Inc
(d)
63,912 4,065
MKS Instruments Inc 32,121 3,482
Monolithic Power Systems Inc 24,602 7,863
Semtech Corp
(d)
37,970 2,084
Silicon Laboratories Inc
(d)
25,520 2,615
Synaptics Inc
(d)
19,946 1,529
$ 26,388
Software - 3 .43%
ACI Worldwide Inc
(d)
67,823 1,978
Blackbaud Inc 28,890 1,426
CDK Global Inc 70,823 3,053
Ceridian HCM Holding Inc
(d)
75,647 6,522
CommVault Systems Inc
(d)
27,032 1,070
Fair Isaac Corp
(d)
16,899 6,615
J2 Global Inc
(d)
26,077 1,770
Manhattan Associates Inc
(d)
37,014 3,165
PTC Inc
(d)
60,897 5,108
Sailpoint Technologies Holdings Inc
(d)
52,839 2,193
Teradata Corp
(d)
63,515 1,167
$ 34,067
Telecommunications - 0 .68%
Ciena Corp
(d)
89,531 3,526
InterDigital Inc 17,950 1,005
Telephone and Data Systems Inc 58,004 986
ViaSat Inc
(d)
37,367 1,267
$ 6,784
Toys, Games & Hobbies - 0 .28%
Mattel Inc
(d)
202,145 2,784
Transportation - 1 .46%
Kirby Corp
(d)
34,984 1,347
Knight-Swift Transportation Holdings Inc 73,393 2,788
Landstar System Inc 22,363 2,789
Ryder System Inc 31,360 1,545
Werner Enterprises Inc 33,821 1,286
XPO Logistics Inc
(d)
53,217 4,789
$ 14,544
Trucking & Leasing - 0 .14%
GATX Corp 20,395 1,393
Water - 0 .54%
Essential Utilities Inc 130,000 5,356
TOTAL COMMON STOCKS $ 982,629
Total Investments $ 998,046
Other Assets and Liabilities -  (0.37)% (3,716)
TOTAL NET ASSETS - 100.00% $ 994,330
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,487 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2020
See accompanying notes.
384
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .64%
Industrial 19 .97%
Consumer, Non-cyclical 18 .52%
Consumer, Cyclical 15 .79%
Technology 7 .81%
Basic Materials 3 .81%
Energy 3 .65%
Utilities 3 .50%
Communications 3 .13%
Money Market Funds 1 .45%
Investment Companies 0 .10%
Other Assets and Liabilities
( 0 .37 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,157 $ 382,782 $ 380,994 $ 11,945
$ 10,157 $ 382,782 $ 380,994 $ 11,945
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 87 $ — $ — $ —
$ 87 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2020 Long 61 $ 11,563 $ 667
Total $ 667
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
385
INVESTMENT COMPANIES - 1 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares Russell Mid-Cap Value ETF 68,433 $ 5,584
Money Market Funds - 1 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
615,012 615
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
22,288,805 22,289
$ 22,904
TOTAL INVESTMENT COMPANIES $ 28,488
COMMON STOCKS - 98 .81 % Shares Held Value (000's)
Advertising - 1 .07%
Interpublic Group of Cos Inc/The 1,230,135 $ 22,253
Omnicom Group Inc 9,515 449
$ 22,702
Aerospace & Defense - 0 .09%
HEICO Corp 414 44
HEICO Corp - Class A 679 63
Hexcel Corp 3,726 125
Howmet Aerospace Inc 17,662 305
Mercury Systems Inc
(d)
477 33
Spirit AeroSystems Holdings Inc 4,687 85
Teledyne Technologies Inc
(d)
1,621 501
TransDigm Group Inc 1,818 868
$ 2,024
Agriculture - 1 .86%
Archer-Daniels-Midland Co 849,677 39,289
Bunge Ltd 6,037 343
$ 39,632
Airlines - 0 .39%
Alaska Air Group Inc 145,314 5,506
American Airlines Group Inc
(e)
22,505 254
Copa Holdings SA 1,399 69
Delta Air Lines Inc 28,395 870
JetBlue Airways Corp
(d)
12,052 144
Southwest Airlines Co 26,250 1,037
United Airlines Holdings Inc
(d)
12,985 440
$ 8,320
Apparel - 0 .50%
Capri Holdings Ltd
(d)
6,345 135
Carter's Inc 1,915 156
Columbia Sportswear Co 1,286 96
Hanesbrands Inc 521,642 8,382
PVH Corp 3,140 183
Ralph Lauren Corp 2,133 143
Skechers USA Inc
(d)
5,981 190
Tapestry Inc 12,369 275
Under Armour Inc - Class A
(d)
8,415 116
Under Armour Inc - Class C
(d)
8,465 103
VF Corp 13,526 909
$ 10,688
Automobile Manufacturers - 0 .39%
Cummins Inc 6,566 1,444
Ford Motor Co 726,061 5,612
PACCAR Inc 15,110 1,290
$ 8,346
Automobile Parts & Equipment - 2 .42%
Allison Transmission Holdings Inc 1,771 64
Aptiv PLC 173,931 16,782
BorgWarner Inc 970,754 33,957
Gentex Corp 10,973 304
Lear Corp 2,678 324
$ 51,431
Banks - 3 .94%
Associated Banc-Corp 6,776 93
Bank of Hawaii Corp 38,433 2,331
Bank OZK 5,459 135
BOK Financial Corp 1,399 82
Citizens Financial Group Inc 19,071 520
Comerica Inc 6,222 283
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 4,496 $ 280
Cullen/Frost Bankers Inc 2,503 176
East West Bancorp Inc 6,304 230
Fifth Third Bancorp 31,834 739
First Citizens BancShares Inc/NC 291 135
First Hawaiian Inc 5,793 100
First Horizon National Corp 24,399 254
First Republic Bank/CA 7,621 961
FNB Corp/PA 14,362 109
Huntington Bancshares Inc/OH 45,189 472
KeyCorp 43,480 564
M&T Bank Corp 29,373 3,042
Northern Trust Corp 8,598 673
PacWest Bancorp 5,217 100
Pinnacle Financial Partners Inc 3,301 151
Popular Inc 3,691 156
Prosperity Bancshares Inc 373,991 20,611
Regions Financial Corp 43,001 572
Signature Bank/New York NY 2,326 188
State Street Corp 15,679 923
SVB Financial Group
(d)
25,163 7,315
Synovus Financial Corp 6,538 170
TCF Financial Corp 541,445 14,733
Umpqua Holdings Corp 9,838 124
Webster Financial Corp 4,002 129
Western Alliance Bancorp 113,676 4,683
Wintrust Financial Corp 2,551 126
Zions Bancorp NA 700,121 22,592
$ 83,752
Beverages - 0 .02%
Brown-Forman Corp - A Shares 326 21
Brown-Forman Corp - B Shares 1,193 83
Molson Coors Beverage Co 7,809 275
$ 379
Biotechnology - 0 .58%
Acceleron Pharma Inc
(d)
147 15
Alexion Pharmaceuticals Inc
(d)
8,056 928
Berkeley Lights Inc
(d),(e)
218 16
BioMarin Pharmaceutical Inc
(d)
749 56
Bio-Rad Laboratories Inc
(d)
942 553
Bluebird Bio Inc
(d)
20,643 1,067
Corteva Inc 262,314 8,651
Exact Sciences Corp
(d)
868 108
Exelixis Inc
(d)
8,656 177
Ionis Pharmaceuticals Inc
(d)
2,966 139
Nektar Therapeutics
(d)
7,750 123
Royalty Pharma PLC 2,619 96
Sage Therapeutics Inc
(d)
2,117 155
United Therapeutics Corp
(d)
1,940 260
$ 12,344
Building Materials - 2 .02%
Armstrong World Industries Inc 1,340 80
AZEK Co Inc/The
(d)
1,501 50
Carrier Global Corp 24,921 832
Eagle Materials Inc 1,844 157
Fortune Brands Home & Security Inc 6,162 498
Johnson Controls International plc 33,178 1,401
Lennox International Inc 1,545 420
Martin Marietta Materials Inc 14,818 3,947
Masco Corp 11,760 630
MDU Resources Group Inc 257,286 6,113
Owens Corning 366,782 24,013
Vulcan Materials Co 34,048 4,932
$ 43,073
Chemicals - 3 .01%
Albemarle Corp 4,722 440
Ashland Global Holdings Inc 2,473 173
Axalta Coating Systems Ltd
(d)
9,420 237
Cabot Corp 2,490 95

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
386
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Celanese Corp 5,270 $ 598
CF Industries Holdings Inc 9,551 264
Chemours Co/The 7,303 147
Eastman Chemical Co 303,068 24,500
Element Solutions Inc
(d)
9,703 114
FMC Corp 4,652 478
Huntsman Corp 196,801 4,781
International Flavors & Fragrances Inc
(e)
4,786 491
LyondellBasell Industries NV 11,480 786
Mosaic Co/The 15,453 286
NewMarket Corp 59 21
Olin Corp 6,374 105
PPG Industries Inc 10,509 1,363
RPM International Inc 935 79
Valvoline Inc 326,328 6,419
W R Grace & Co 1,609 70
Westlake Chemical Corp 334,514 22,619
$ 64,066
Commercial Services - 2 .98%
2U Inc
(d)
2,031 75
ADT Inc 6,849 45
AMERCO 396 137
Aramark 10,211 283
Bright Horizons Family Solutions Inc
(d)
785 124
Cintas Corp 28,804 9,061
CoreLogic Inc/United States 3,361 259
Dun & Bradstreet Holdings Inc
(d)
1,942 50
Equifax Inc 1,395 190
Euronet Worldwide Inc
(d)
2,247 200
FTI Consulting Inc
(d)
20,258 1,995
Graham Holdings Co 181 69
Grand Canyon Education Inc
(d)
81,098 6,355
H&R Block Inc 164,915 2,846
IHS Markit Ltd 8,083 654
John Wiley & Sons Inc 1,928 60
Macquarie Infrastructure Corp 3,281 85
ManpowerGroup Inc 277,289 18,820
Morningstar Inc 155 29
Nielsen Holdings PLC 15,939 215
Quanta Services Inc 70,973 4,431
Robert Half International Inc 4,993 253
Rollins Inc 877 51
Sabre Corp 12,266 80
Service Corp International/US 7,657 355
Terminix Global Holdings Inc
(d)
5,915 278
TransUnion 754 60
United Rentals Inc
(d)
90,221 16,085
WEX Inc
(d)
1,771 224
$ 63,369
Computers - 4 .06%
Amdocs Ltd 49,718 2,804
CACI International Inc
(d)
930 194
Crowdstrike Holdings Inc
(d)
1,849 229
DXC Technology Co 511,342 9,419
Genpact Ltd 627,126 21,554
Hewlett Packard Enterprise Co 1,334,728 11,532
HP Inc 63,757 1,145
Leidos Holdings Inc 201,735 16,744
Lumentum Holdings Inc
(d)
2,986 247
MAXIMUS Inc 318,000 21,490
NCR Corp
(d)
5,683 115
NetApp Inc 4,535 199
Pure Storage Inc
(d)
4,609 74
Science Applications International Corp 2,259 173
Western Digital Corp 13,426 507
$ 86,426
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 1 .83%
Avery Dennison Corp 248,189 $ 34,347
Clorox Co/The 21,891 4,537
Reynolds Consumer Products Inc 1,592 45
Spectrum Brands Holdings Inc 1,895 108
$ 39,037
Cosmetics & Personal Care - 0 .00%
Coty Inc 13,559 39
Distribution & Wholesale - 0 .21%
Fastenal Co 4,841 209
HD Supply Holdings Inc
(d)
7,198 287
IAA Inc
(d)
4,576 259
LKQ Corp
(d)
13,550 434
Univar Solutions Inc
(d)
7,457 124
Watsco Inc 13,020 2,918
WW Grainger Inc 526 184
$ 4,415
Diversified Financial Services - 1 .74%
Affiliated Managers Group Inc 2,096 158
Air Lease Corp 4,762 130
Alliance Data Systems Corp 2,089 108
Ally Financial Inc 16,717 446
Ameriprise Financial Inc 5,357 862
Cboe Global Markets Inc 97,060 7,890
Credit Acceptance Corp
(d),(e)
420 125
Discover Financial Services 13,715 892
Eaton Vance Corp 4,952 296
Evercore Inc - Class A 1,764 140
Franklin Resources Inc 12,120 227
Interactive Brokers Group Inc - A Shares 3,223 153
Invesco Ltd 16,866 221
Jefferies Financial Group Inc 10,141 198
Lazard Ltd 4,510 152
LendingTree Inc
(d)
24 8
LPL Financial Holdings Inc 3,233 258
Nasdaq Inc 5,121 620
Navient Corp 220,295 1,765
OneMain Holdings Inc 2,903 101
Raymond James Financial Inc 5,491 420
Santander Consumer USA Holdings Inc 3,372 69
SEI Investments Co 5,158 253
SLM Corp 12,837 118
Synchrony Financial 387,904 9,705
T Rowe Price Group Inc 70,850 8,974
Tradeweb Markets Inc 626 34
Virtu Financial Inc 327 7
Western Union Co/The 136,492 2,653
$ 36,983
Electric - 3 .73%
AES Corp/The 29,588 577
Alliant Energy Corp 437,178 24,167
Ameren Corp 11,021 894
Avangrid Inc 2,532 125
CenterPoint Energy Inc 22,542 476
CMS Energy Corp 12,787 810
Consolidated Edison Inc 14,923 1,171
DTE Energy Co 8,556 1,056
Edison International 16,012 897
Entergy Corp 8,991 910
Evergy Inc 10,127 559
Eversource Energy 15,294 1,335
FirstEnergy Corp 24,264 721
Hawaiian Electric Industries Inc 4,783 158
IDACORP Inc 71,876 6,306
NRG Energy Inc 164,160 5,191
OGE Energy Corp 8,939 275
PG&E Corp
(d)
57,679 551
Pinnacle West Capital Corp 5,034 411
PPL Corp 34,498 949
Public Service Enterprise Group Inc 22,506 1,309

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
387
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Vistra Corp 346,131 $ 6,012
WEC Energy Group Inc 14,070 1,415
Xcel Energy Inc 329,413 23,069
$ 79,344
Electrical Components & Equipment - 0 .19%
Acuity Brands Inc 1,756 157
AMETEK Inc 37,650 3,698
Energizer Holdings Inc 566 22
Generac Holdings Inc
(d)
254 53
Littelfuse Inc 1,052 208
$ 4,138
Electronics - 5 .68%
Agilent Technologies Inc 12,595 1,286
Allegion plc 1,439 142
Amphenol Corp 116,558 13,152
Arrow Electronics Inc
(d)
3,424 267
Avnet Inc 4,382 108
Coherent Inc
(d)
162,186 20,296
Flex Ltd
(d)
2,035,000 28,795
FLIR Systems Inc 5,833 202
Fortive Corp 13,248 816
Garmin Ltd 131,288 13,656
Hubbell Inc 162,417 23,634
Jabil Inc 169,644 5,622
Keysight Technologies Inc
(d)
5,558 583
Mettler-Toledo International Inc
(d)
67 67
National Instruments Corp 5,762 180
nVent Electric PLC 6,948 125
PerkinElmer Inc 4,013 520
Sensata Technologies Holding PLC
(d)
6,901 302
SYNNEX Corp 72,754 9,577
Trimble Inc
(d)
11,159 537
Vontier Corp
(d)
5,298 152
Waters Corp
(d)
2,534 565
Woodward Inc 2,488 198
$ 120,782
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
4,091 356
Engineering & Construction - 0 .05%
AECOM
(d)
6,836 307
frontdoor Inc
(d)
3,182 126
Jacobs Engineering Group Inc 5,603 532
$ 965
Entertainment - 0 .03%
Lions Gate Entertainment Corp - A shares
(d)
3,196 21
Lions Gate Entertainment Corp - B shares
(d)
5,406 34
Madison Square Garden Sports Corp
(d)
836 118
Six Flags Entertainment Corp 3,411 74
Vail Resorts Inc 1,641 381
$ 628
Environmental Control - 1 .05%
Clean Harbors Inc
(d)
45,059 2,387
Pentair PLC 7,384 367
Republic Services Inc 218,674 19,280
Stericycle Inc
(d)
4,087 255
$ 22,289
Food - 5 .04%
Albertsons Cos Inc
(e)
1,489 22
Beyond Meat Inc
(d)
461 66
Campbell Soup Co 95,494 4,457
Conagra Brands Inc 21,820 766
Flowers Foods Inc 112,187 2,645
Grocery Outlet Holding Corp
(d)
1,445 64
Hain Celestial Group Inc/The
(d)
3,636 112
Hershey Co/The 137,304 18,874
Hormel Foods Corp 216,491 10,541
Ingredion Inc 3,001 213
J M Smucker Co/The 4,940 554
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kellogg Co 7,425 $ 467
Kroger Co/The 412,485 13,286
Lamb Weston Holdings Inc 5,033 319
McCormick & Co Inc/MD 2,446 441
Pilgrim's Pride Corp
(d)
118,491 1,984
Post Holdings Inc
(d)
2,849 245
Seaboard Corp 11 38
Sprouts Farmers Market Inc
(d)
377,704 7,195
Sysco Corp 398,700 22,052
TreeHouse Foods Inc
(d)
2,510 97
Tyson Foods Inc 395,870 22,655
US Foods Holding Corp
(d)
9,826 205
$ 107,298
Forest Products & Paper - 0 .04%
International Paper Co 17,599 770
Gas - 0 .06%
Atmos Energy Corp 5,422 497
National Fuel Gas Co 3,865 155
NiSource Inc 17,128 393
UGI Corp 9,304 301
$ 1,346
Hand & Machine Tools - 0 .82%
Colfax Corp
(d)
4,429 120
Lincoln Electric Holdings Inc 86,462 8,804
MSA Safety Inc 1,263 167
Regal Beloit Corp 1,809 178
Snap-on Inc 2,406 379
Stanley Black & Decker Inc 47,474 7,890
$ 17,538
Healthcare - Products - 3 .50%
Bio-Techne Corp 101 25
Bruker Corp 52,984 2,254
Cooper Cos Inc/The 63,614 20,296
DENTSPLY SIRONA Inc 9,780 461
Envista Holdings Corp
(d)
102,258 2,702
Globus Medical Inc
(d)
3,313 173
Haemonetics Corp
(d)
163 16
Henry Schein Inc
(d)
6,378 405
Hill-Rom Holdings Inc 270,132 24,601
Hologic Inc
(d)
3,461 238
ICU Medical Inc
(d)
633 113
Integra LifeSciences Holdings Corp
(d)
3,189 141
QIAGEN NV
(d)
10,061 477
STERIS PLC 69,432 12,303
Tandem Diabetes Care Inc
(d)
324 35
Teleflex Inc 769 245
Varian Medical Systems Inc
(d)
3,547 613
West Pharmaceutical Services Inc 16,193 4,406
Zimmer Biomet Holdings Inc 37,947 5,013
$ 74,517
Healthcare - Services - 2 .26%
Acadia Healthcare Co Inc
(d)
3,929 140
Catalent Inc
(d)
7,234 635
Charles River Laboratories International Inc
(d)
245 56
DaVita Inc
(d)
3,089 266
Encompass Health Corp 2,387 146
IQVIA Holdings Inc
(d)
26,025 4,008
Laboratory Corp of America Holdings
(d)
4,102 819
Molina Healthcare Inc
(d)
75,360 14,052
PPD Inc
(d)
881 29
Quest Diagnostics Inc 223,982 27,358
Syneos Health Inc
(d)
2,747 146
Teladoc Health Inc
(d)
315 62
Universal Health Services Inc 3,293 361
$ 48,078

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
388
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .88%
DR Horton Inc 103,219 $ 6,897
Lennar Corp - A Shares 12,051 846
Lennar Corp - B Shares 742 42
NVR Inc
(d)
134 530
PulteGroup Inc 242,422 9,881
Thor Industries Inc 2,464 208
Toll Brothers Inc 5,177 219
$ 18,623
Home Furnishings - 0 .24%
Dolby Laboratories Inc 2,484 186
Leggett & Platt Inc 5,904 246
Tempur Sealy International Inc
(d)
46,817 4,167
Whirlpool Corp 2,728 505
$ 5,104
Housewares - 0 .39%
Newell Brands Inc 17,181 303
Scotts Miracle-Gro Co/The 126 19
Toro Co/The 97,370 7,994
$ 8,316
Insurance - 9 .49%
Aflac Inc 526,000 17,858
Alleghany Corp 59,061 32,302
American Financial Group Inc/OH 338,898 25,397
American National Group Inc 327 22
Arch Capital Group Ltd
(d)
17,597 532
Arthur J Gallagher & Co 230,199 23,874
Assurant Inc 2,665 331
Assured Guaranty Ltd 3,751 96
Athene Holding Ltd
(d)
5,167 166
Axis Capital Holdings Ltd 3,379 144
Brighthouse Financial Inc
(d)
86,863 2,875
Brown & Brown Inc 9,985 434
Cincinnati Financial Corp 6,698 474
CNA Financial Corp 1,247 37
Equitable Holdings Inc 18,192 391
Erie Indemnity Co 478 111
Everest Re Group Ltd 114,753 22,615
Fidelity National Financial Inc 214,914 6,725
First American Financial Corp 168,517 7,514
Globe Life Inc 4,693 381
GoHealth Inc
(d),(e)
1,767 18
Hanover Insurance Group Inc/The 1,691 162
Hartford Financial Services Group Inc/The 16,001 616
Kemper Corp 35,628 2,197
Lemonade Inc
(d),(e)
597 30
Lincoln National Corp 7,548 265
Loews Corp 10,717 372
Markel Corp
(d)
4,954 4,621
Mercury General Corp 1,217 49
MGIC Investment Corp 313,888 3,158
Old Republic International Corp 942,659 15,346
Primerica Inc 671 74
Prudential Financial Inc 17,628 1,129
Reinsurance Group of America Inc 3,029 306
RenaissanceRe Holdings Ltd 36,277 5,867
Unum Group 9,092 161
Voya Financial Inc 5,618 269
W R Berkley Corp 395,229 23,761
White Mountains Insurance Group Ltd 132 120
Willis Towers Watson PLC 5,730 1,046
$ 201,846
Internet - 0 .95%
Expedia Group Inc 5,371 506
F5 Networks Inc
(d)
36,064 4,794
FireEye Inc
(d)
7,584 105
Grubhub Inc
(d)
3,718 275
Lyft Inc
(d)
10,664 243
Pinterest Inc
(d)
3,053 180
TripAdvisor Inc 4,493 86
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Twitter Inc
(d)
34,260 $ 1,417
VeriSign Inc
(d)
28,575 5,449
Wayfair Inc
(d)
258 64
Zillow Group Inc - A Shares
(d)
2,290 205
Zillow Group Inc - C Shares
(d)
77,782 6,893
$ 20,217
Iron & Steel - 2 .53%
Nucor Corp 13,485 644
Reliance Steel & Aluminum Co 257,726 28,089
Steel Dynamics Inc 796,065 25,061
$ 53,794
Leisure Products & Services - 0 .10%
Brunswick Corp/DE 3,528 225
Carnival Corp 21,060 289
Harley-Davidson Inc 6,841 225
Norwegian Cruise Line Holdings Ltd
(d)
12,250 204
Peloton Interactive Inc
(d)
3,312 365
Planet Fitness Inc
(d)
1,546 92
Polaris Inc 2,329 211
Royal Caribbean Cruises Ltd 7,818 441
Virgin Galactic Holdings Inc
(d),(e)
411 7
$ 2,059
Lodging - 1 .60%
Choice Hotels International Inc 1,554 136
Extended Stay America Inc 7,912 90
Hilton Worldwide Holdings Inc 59,320 5,209
Hyatt Hotels Corp 1,560 86
Las Vegas Sands Corp 295,000 14,178
Marriott International Inc/MD 143,100 13,291
MGM Resorts International 21,064 433
Wyndham Destinations Inc 3,756 122
Wyndham Hotels & Resorts Inc 4,100 191
Wynn Resorts Ltd 3,297 239
$ 33,975
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 1,524 84
Oshkosh Corp 3,028 204
$ 288
Machinery - Diversified - 3 .05%
AGCO Corp 343,761 26,480
Crane Co 2,175 110
Curtiss-Wright Corp 77,545 6,542
Dover Corp 6,431 712
Flowserve Corp 5,818 169
Gates Industrial Corp PLC
(d)
1,979 22
Graco Inc 3,691 229
GrafTech International Ltd 3,012 20
IDEX Corp 3,371 574
Ingersoll Rand Inc
(d)
15,507 542
Middleby Corp/The
(d)
2,462 245
Nordson Corp 468 91
Otis Worldwide Corp 212,279 13,009
Rockwell Automation Inc 2,666 632
Westinghouse Air Brake Technologies Corp 8,097 480
Xylem Inc/NY 171,505 14,945
$ 64,802
Media - 0 .94%
Discovery Inc - A Shares
(d)
6,978 141
Discovery Inc - C Shares
(d)
14,568 267
DISH Network Corp
(d)
10,993 280
Fox Corp - A Shares 15,175 403
Fox Corp - B Shares 7,155 187
Liberty Broadband Corp - A Shares
(d)
1,104 155
Liberty Broadband Corp - C Shares
(d)
4,695 665
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,111 37
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
8,866 320

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
389
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,278 $ 113
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
6,860 237
Madison Square Garden Entertainment Corp
(d)
830 54
New York Times Co/The 7,282 289
News Corp - A Shares 17,358 228
News Corp - B Shares 5,421 71
Nexstar Media Group Inc 647 53
Sirius XM Holdings Inc 561,445 3,217
ViacomCBS Inc - Class A 526 16
ViacomCBS Inc - Class B 467,285 13,351
$ 20,084
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 2,829 169
Valmont Industries Inc 934 132
$ 301
Mining - 0 .47%
Freeport-McMoRan Inc 64,583 1,120
Newmont Corp 67,173 4,221
Royal Gold Inc 39,015 4,635
$ 9,976
Miscellaneous Manufacturers - 4 .11%
A O Smith Corp 198,999 10,287
AptarGroup Inc 173,872 19,837
Carlisle Cos Inc 2,416 299
Donaldson Co Inc 5,092 242
ITT Inc 58,205 3,522
Parker-Hannifin Corp 126,703 26,400
Textron Inc 711,287 25,464
Trane Technologies PLC 10,640 1,412
Trinity Industries Inc 4,057 76
$ 87,539
Office & Business Equipment - 0 .38%
Xerox Holdings Corp 8,090 140
Zebra Technologies Corp
(d)
27,700 7,857
$ 7,997
Oil & Gas - 2 .14%
Apache Corp 16,885 140
Cabot Oil & Gas Corp 17,540 312
Cimarex Energy Co 401,489 10,186
Concho Resources Inc 8,730 362
Continental Resources Inc/OK
(e)
3,341 40
Devon Energy Corp 927,264 8,280
Diamondback Energy Inc 7,045 183
EQT Corp 11,402 173
Helmerich & Payne Inc 4,669 69
Hess Corp 12,290 457
HollyFrontier Corp 6,677 124
Marathon Oil Corp 35,118 139
Marathon Petroleum Corp 28,828 850
Murphy Oil Corp 6,490 50
Occidental Petroleum Corp 37,381 341
Parsley Energy Inc 863,454 8,644
Pioneer Natural Resources Co 47,942 3,815
Valero Energy Corp 290,100 11,201
WPX Energy Inc
(d)
17,867 82
$ 45,448
Oil & Gas Services - 0 .05%
Baker Hughes Co 29,377 434
Halliburton Co 39,203 473
National Oilwell Varco Inc 17,352 145
$ 1,052
Packaging & Containers - 1 .32%
Amcor PLC 59,654 622
Ardagh Group SA 901 15
Ball Corp 913 81
Berry Global Group Inc
(d)
3,918 183
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Crown Holdings Inc
(d)
5,202 $ 446
Graphic Packaging Holding Co 9,721 129
Packaging Corp of America 207,585 23,767
Sealed Air Corp 6,952 275
Silgan Holdings Inc 3,514 121
Sonoco Products Co 43,388 2,121
Westrock Co 11,479 431
$ 28,191
Pharmaceuticals - 0 .80%
Agios Pharmaceuticals Inc
(d)
2,480 99
Alkermes PLC
(d)
7,056 115
AmerisourceBergen Corp 3,389 326
Cardinal Health Inc 32,256 1,477
Elanco Animal Health Inc
(d)
17,889 555
Herbalife Nutrition Ltd
(d)
172,468 7,785
Horizon Therapeutics Plc
(d)
683 51
Jazz Pharmaceuticals PLC
(d)
2,418 348
McKesson Corp 1,843 272
Mylan NV
(d)
23,073 336
Perrigo Co PLC 6,109 268
PRA Health Sciences Inc
(d)
445 43
Premier Inc 165,157 5,406
Reata Pharmaceuticals Inc
(d)
121 14
$ 17,095
Pipelines - 0 .09%
Antero Midstream Corp 12,742 73
Equitrans Midstream Corp 16,563 120
ONEOK Inc 19,633 569
Targa Resources Corp 10,302 165
Williams Cos Inc/The 54,163 1,040
$ 1,967
Private Equity - 0 .05%
Apollo Global Management Inc 3,844 142
Carlyle Group Inc/The 4,717 118
KKR & Co Inc 23,849 814
$ 1,074
Real Estate - 0 .05%
CBRE Group Inc
(d)
14,931 753
Howard Hughes Corp/The
(d)
1,741 108
Jones Lang LaSalle Inc 2,302 260
$ 1,121
REITs - 6 .89%
AGNC Investment Corp 24,738 346
Alexandria Real Estate Equities Inc 5,604 849
American Campus Communities Inc 6,122 229
American Homes 4 Rent 650,611 18,393
Americold Realty Trust 244,071 8,842
Annaly Capital Management Inc 62,481 443
Apartment Investment and Management Co 6,621 211
Apple Hospitality REIT Inc 9,366 93
AvalonBay Communities Inc 6,299 876
Boston Properties Inc 6,960 504
Brandywine Realty Trust 7,529 66
Brixmor Property Group Inc 13,248 145
Brookfield Property REIT Inc 340 5
Camden Property Trust 4,220 389
CoreSite Realty Corp 583 70
Corporate Office Properties Trust 5,020 113
Cousins Properties Inc 6,618 169
CubeSmart 8,641 293
CyrusOne Inc 5,143 365
Douglas Emmett Inc 7,440 176
Duke Realty Corp 16,486 626
Empire State Realty Trust Inc 6,376 34
EPR Properties 3,293 79
Equity Commonwealth 5,217 138
Equity LifeStyle Properties Inc 4,589 272
Equity Residential 16,453 773
Essex Property Trust Inc 2,918 597

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
390
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Extra Space Storage Inc 1,668 $ 193
Federal Realty Investment Trust 3,364 231
First Industrial Realty Trust Inc 5,644 225
Gaming and Leisure Properties Inc 9,213 335
Healthcare Trust of America Inc 602,722 14,646
Healthpeak Properties Inc 24,136 651
Highwoods Properties Inc 612,429 18,232
Host Hotels & Resorts Inc 31,279 328
Hudson Pacific Properties Inc 6,715 129
Invitation Homes Inc 24,984 681
Iron Mountain Inc 5,296 138
JBG SMITH Properties 5,444 127
Kilroy Realty Corp 5,138 242
Kimco Realty Corp 18,476 190
Lamar Advertising Co 352,844 21,862
Life Storage Inc 83,250 9,503
Medical Properties Trust Inc 23,268 415
Mid-America Apartment Communities Inc 5,095 594
National Retail Properties Inc 419,660 13,433
New Residential Investment Corp 18,481 139
Omega Healthcare Investors Inc 10,063 290
Outfront Media Inc 6,426 84
Paramount Group Inc 264,454 1,529
Park Hotels & Resorts Inc 10,696 106
Public Storage 77,000 17,638
Rayonier Inc 5,868 149
Realty Income Corp 15,317 886
Regency Centers Corp 7,536 268
Rexford Industrial Realty Inc 5,495 255
Simon Property Group Inc 2,900 182
SL Green Realty Corp 3,248 139
Spirit Realty Capital Inc 4,599 138
Starwood Property Trust Inc 12,224 171
STORE Capital Corp 10,370 267
Sun Communities Inc 4,324 595
Taubman Centers Inc 2,681 90
UDR Inc 13,108 410
Ventas Inc 16,707 660
VEREIT Inc 48,236 299
VICI Properties Inc 23,803 546
Vornado Realty Trust 7,848 241
Weingarten Realty Investors 122,644 1,945
Welltower Inc 18,625 1,002
Weyerhaeuser Co 33,270 908
WP Carey Inc 7,655 479
$ 146,667
Retail - 5 .59%
Advance Auto Parts Inc 2,979 439
AutoNation Inc
(d)
347,692 19,724
AutoZone Inc
(d)
2,536 2,863
Best Buy Co Inc 38,960 4,346
Burlington Stores Inc
(d)
305 59
CarMax Inc
(d)
6,732 582
Casey's General Stores Inc 1,644 277
Darden Restaurants Inc 255,720 23,506
Dick's Sporting Goods Inc 119,695 6,781
Dollar Tree Inc
(d)
5,483 495
Dunkin' Brands Group Inc 53,533 5,338
Foot Locker Inc 4,626 171
Gap Inc/The 8,164 159
Genuine Parts Co 6,286 568
Kohl's Corp 6,926 147
L Brands Inc 64,383 2,061
MSC Industrial Direct Co Inc 39,620 2,760
Nordstrom Inc
(e)
4,879 59
Nu Skin Enterprises Inc 2,291 113
Ollie's Bargain Outlet Holdings Inc
(d)
270 23
Penske Automotive Group Inc 1,421 73
Qurate Retail Inc 17,021 115
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ross Stores Inc 174,000 $ 14,820
Tiffany & Co 5,418 709
Ulta Beauty Inc
(d)
168 35
Vroom Inc
(d)
261 11
Williams-Sonoma Inc 2,877 262
Yum China Holdings Inc 137,284 7,307
Yum! Brands Inc 269,000 25,106
$ 118,909
Savings & Loans - 0 .02%
New York Community Bancorp Inc 20,089 167
People's United Financial Inc 18,915 202
Sterling Bancorp/DE 8,641 115
TFS Financial Corp 2,483 39
$ 523
Semiconductors - 1 .83%
Analog Devices Inc 20,928 2,481
Cirrus Logic Inc
(d)
2,609 180
Cree Inc
(d)
4,841 308
Entegris Inc 463 35
IPG Photonics Corp
(d)
1,481 275
Marvell Technology Group Ltd 29,362 1,101
Maxim Integrated Products Inc 7,937 553
Microchip Technology Inc 28,673 3,013
MKS Instruments Inc 601 65
ON Semiconductor Corp
(d)
18,155 455
Qorvo Inc
(d)
88,911 11,324
Skyworks Solutions Inc 110,927 15,672
Teradyne Inc 38,595 3,391
$ 38,853
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,600 236
Software - 0 .92%
Akamai Technologies Inc
(d)
1,256 119
Aspen Technology Inc
(d)
248 27
BigCommerce Holdings Inc
(d),(e)
77 6
CDK Global Inc 4,755 205
Ceridian HCM Holding Inc
(d)
1,409 122
Change Healthcare Inc
(d)
3,041 43
Citrix Systems Inc 69,313 7,852
Duck Creek Technologies Inc
(d),(e)
126 5
Guidewire Software Inc
(d)
3,009 289
Jack Henry & Associates Inc 737 109
Jamf Holding Corp
(d)
526 17
Manhattan Associates Inc
(d)
368 31
nCino Inc
(d)
67 5
Nuance Communications Inc
(d)
295,576 9,432
Oak Street Health Inc
(d)
417 20
Paychex Inc 3,014 248
Pegasystems Inc 176 20
RealPage Inc
(d)
596 33
SolarWinds Corp
(d)
2,071 42
SS&C Technologies Holdings Inc 7,953 471
Synopsys Inc
(d)
480 103
Take-Two Interactive Software Inc
(d)
374 58
Teradata Corp
(d)
1,140 21
Twilio Inc
(d)
1,024 286
Zynga Inc
(d)
6,987 63
$ 19,627
Telecommunications - 1 .16%
Arista Networks Inc
(d)
466 97
CenturyLink Inc 48,960 422
Ciena Corp
(d)
6,836 269
CommScope Holding Co Inc
(d)
8,088 72
Corning Inc 33,397 1,068
EchoStar Corp
(d)
2,146 50
GCI Liberty Inc
(d)
4,414 359
Juniper Networks Inc 14,708 290
Motorola Solutions Inc 138,162 21,837
Telephone and Data Systems Inc 4,496 77

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
391
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Ubiquiti Inc 79 $ 15
United States Cellular Corp
(d)
701 20
ViaSat Inc
(d)
2,575 87
$ 24,663
Textiles - 0 .01%
Mohawk Industries Inc
(d)
2,597 268
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 5,691 471
Mattel Inc
(d)
6,236 86
$ 557
Transportation - 3 .04%
CH Robinson Worldwide Inc 54,472 4,817
Expeditors International of Washington Inc 115,693 10,224
JB Hunt Transport Services Inc 162,738 19,811
Kansas City Southern 4,244 748
Kirby Corp
(d)
2,664 103
Knight-Swift Transportation Holdings Inc 104,660 3,976
Landstar System Inc 195,338 24,359
Old Dominion Freight Line Inc 601 115
Ryder System Inc 2,342 115
Schneider National Inc 2,635 58
XPO Logistics Inc
(d)
3,860 347
$ 64,673
Water - 0 .08%
American Water Works Co Inc 8,072 1,215
Essential Utilities Inc 10,007 412
$ 1,627
TOTAL COMMON STOCKS $ 2,102,547
Total Investments $ 2,131,035
Other Assets and Liabilities -  (0.15)% (3,090)
TOTAL NET ASSETS - 100.00% $ 2,127,945
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $615 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .18%
Industrial 21 .45%
Consumer, Non-cyclical 18 .87%
Consumer, Cyclical 12 .78%
Technology 7 .19%
Basic Materials 6 .05%
Communications 4 .12%
Utilities 3 .87%
Energy 2 .30%
Money Market Funds 1 .08%
Investment Companies 0 .26%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 87,362 $ 772,681 $ 837,754 $ 22,289
Principal Sustainable Momentum Index ETF 144 — 135 —
Principal U.S. Small-Cap Multi-Factor ETF 13 — 10 —
Principal Value ETF 170 — 137 —
$ 87,689 $ 772,681 $ 838,036 $ 22,289
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 324 $ — $ — $ —
Principal Sustainable Momentum Index ETF 1 — — (9)
Principal U.S. Small-Cap Multi-Factor ETF — (3) — —
Principal Value ETF 2 (28) — (5)
$ 327 $ (31) $ — $ (14)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2020 Long 13 $ 2,464 $ 72
Total $ 72
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
392
INVESTMENT COMPANIES - 3.66% Shares Held Value (000's)
Money Market Funds - 3.66%
DWS Government Money Market Series -
Institutional Class 0.04%
(a)
12,515,000 $ 12,515
Goldman Sachs Financial Square Government -
Institutional Class Fund 0.03%
(a)
10,020,000 10,020
STIT - Government & Agency Portfolio -
Institutional Class 0.01%
(a)
6,680,000 6,680
$ 29,215
TOTAL INVESTMENT COMPANIES $ 29,215
BONDS - 5.69%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.22%
AmeriCredit Automobile Receivables Trust
2020-2
0.26%, 07/19/2021 $ 941 $ 941
CarMax Auto Owner Trust 2020-3
0.28%, 07/15/2021 1,447 1,447
Enterprise Fleet Financing 2020-1 LLC
1.69%, 02/22/2021
(b)
130 130
Enterprise Fleet Financing 2020-2 LLC
0.24%, 10/20/2021
(b)
2,737 2,737
Ford Credit Auto Owner Trust 2020-B
0.26%, 07/15/2021 579 579
GM Financial Automobile Leasing Trust 2020-2
0.28%, 06/21/2021 408 408
Hyundai Auto Lease Securitization Trust 2020-B
0.20%, 10/15/2021
(b)
2,222 2,222
Hyundai Auto Receivables Trust 2020-A
1.20%, 05/17/2021 293 293
Santander Drive Auto Receivables Trust 2020-2
0.24%, 07/15/2021 287 287
Santander Drive Auto Receivables Trust 2020-3
0.28%, 10/15/2021 1,883 1,883
Santander Retail Auto Lease Trust 2020-B
0.21%, 11/19/2021
(b)
1,500 1,500
Wheels SPV 2 LLC
0.24%, 09/20/2021
(b)
1,556 1,556
World Omni Auto Receivables Trust 2020-B
0.27%, 07/15/2021 1,471 1,471
World Omni Auto Receivables Trust 2020-C
0.21%, 08/16/2021 2,219 2,219
$ 17,673
Diversified Financial Services - 0.06%
Corporate Finance Managers Inc (credit support
from Wells Fargo)
0.15%, 11/06/2020
(c),(d)
465 465
Insurance - 2.13%
MetLife
0.33%, 08/17/2021 9,000 9,000
New York Life
0.27%, 07/20/2021 8,000 8,000
$ 17,000
Other Asset Backed Securities - 1.28%
Dell Equipment Finance Trust 2020-2
0.31%, 09/22/2021
(b)
3,672 3,672
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1
1.69%, 02/15/2021
(b)
233 233
HPEFS Equipment Trust
0.43%, 07/20/2021
(b)
1,355 1,355
HPEFS Equipment Trust 2020-1
1.68%, 03/09/2021
(b)
85 85
John Deere Owner Trust 2020
1.10%, 03/15/2021 215 215
MMAF Equipment Finance LLC 2020-A
0.36%, 07/07/2021
(b)
1,705 1,704
Volvo Financial Equipment LLC
0.22%, 10/15/2021
(b)
2,965 2,965
$ 10,229
TOTAL BONDS $ 45,367
MUNICIPAL BONDS - 2.14%
Principal
Amount (000's) Value (000's)
Colorado - 0.62%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
0.22%, 11/06/2020
(c),(d)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
0.29%, 11/06/2020
(c),(d)
130 130
$ 4,945
Maryland - 0.88%
City of Baltimore MD (credit support from State
Street Bank )
0.13%, 11/06/2020
(c),(d)
7,015 7,015
New York - 0.64%
New York City Housing Development
Corp (credit support from Fannie Mae )
0.11%, 11/06/2020
(c),(d)
2,600 2,600
New York State Housing Finance Agency (credit
support from JPMorgan Chase & Co )
0.12%, 11/06/2020
(c),(d)
2,500 2,500
$ 5,100
TOTAL MUNICIPAL BONDS $ 17,060
COMMERCIAL PAPER - 83.03%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.31%
General Dynamics Corp
0.10%, 11/24/2020
(b)
$ 5,000 $ 5,000
0.13%, 12/03/2020
(b)
5,000 4,999
0.13%, 12/17/2020
(b)
480 480
$ 10,479
Agriculture - 5.55%
Archer-Daniels-Midland Co
0.08%, 11/13/2020
(b)
4,750 4,750
0.10%, 11/04/2020
(b)
5,000 5,000
0.10%, 11/06/2020
(b)
4,500 4,500
Cargill Inc
0.07%, 11/02/2020
(b)
15,000 15,000
Philip Morris International Inc
0.08%, 11/02/2020
(b)
15,000 15,000
$ 44,250
Automobile Manufacturers - 2.69%
PACCAR Financial Corp (credit support from
Paccar Inc )
0.10%, 11/30/2020
(d)
4,000 4,000
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
0.13%, 12/21/2020
(d)
4,000 3,999
0.14%, 11/30/2020
(d)
5,000 5,000
Toyota Motor Credit Corp
0.17%, 12/14/2020 4,000 3,999
0.20%, 12/07/2020 4,500 4,499
$ 21,497
Banks - 31.81%
Barclays Bank PLC
0.14%, 11/06/2020
(e)
5,000 5,000
0.20%, 12/21/2020
(b),(e)
4,000 3,999
0.22%, 11/18/2020
(b),(e)
4,000 4,000
0.22%, 11/20/2020
(b),(e)
4,000 3,999
BNP Paribas SA/New York NY
0.20%, 11/25/2020 4,500 4,499
CAFCO LLC
0.16%, 01/13/2021
(b)
4,000 3,999
0.16%, 01/25/2021
(b)
5,000 4,998
0.19%, 11/06/2020
(b)
4,000 4,000
DBS Bank Ltd
0.17%, 12/09/2020
(b),(e)
4,000 3,999
0.19%, 01/20/2021
(b),(e)
4,500 4,498
0.22%, 11/02/2020
(b),(e)
5,000 5,000

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
393
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.15%, 12/29/2020
(b),(e)
$ 5,000 $ 4,999
0.17%, 01/26/2021
(b),(e)
5,000 4,998
0.18%, 01/11/2021
(b),(e)
1,500 1,499
0.21%, 01/29/2021
(b),(e)
4,000 3,998
HSBC USA Inc
0.20%, 12/17/2020
(b)
4,000 3,999
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
0.12%, 11/19/2020
(b),(d),(e)
4,500 4,500
0.12%, 12/01/2020
(b),(d),(e)
4,500 4,500
0.13%, 12/02/2020
(b),(d),(e)
5,000 4,999
0.15%, 12/23/2020
(b),(d),(e)
4,700 4,699
Manhattan Asset Funding Co LLC
0.15%, 11/16/2020
(b)
5,000 5,000
0.16%, 11/09/2020
(b)
3,400 3,400
0.16%, 11/12/2020
(b)
4,000 4,000
0.17%, 12/08/2020
(b)
5,000 4,999
0.19%, 01/13/2021
(b)
900 900
Mitsubishi UFJ Trust & Banking Corp/NY
0.16%, 12/14/2020
(b)
5,200 5,199
0.18%, 12/18/2020
(b)
1,200 1,200
0.20%, 01/27/2021
(b)
5,000 4,998
Mizuho Bank Ltd/New York NY
0.17%, 11/24/2020
(b)
4,000 4,000
0.18%, 01/08/2021
(b)
4,500 4,498
0.20%, 01/05/2021
(b)
4,300 4,298
0.22%, 12/10/2020
(b)
5,000 4,999
MUFG Bank Ltd/New York NY
0.18%, 11/25/2020 3,000 3,000
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
0.17%, 01/20/2021
(b),(d),(e)
2,900 2,899
National Bank of Canada
0.17%, 01/04/2021
(b),(e)
3,500 3,499
0.17%, 01/05/2021
(b),(e)
5,000 4,998
0.18%, 01/12/2021
(b),(e)
5,500 5,498
Nordea Bank Abp
0.15%, 11/24/2020
(b),(e)
4,000 4,000
Oversea-Chinese Banking Corp Ltd
0.14%, 11/13/2020
(b),(e)
3,530 3,530
0.15%, 11/25/2020
(b),(e)
4,000 4,000
0.20%, 02/11/2021
(b),(e)
5,000 4,997
Sheffield Receivables Co LLC
0.15%, 12/11/2020
(b)
700 700
0.16%, 12/08/2020
(b)
4,500 4,499
0.20%, 12/10/2020
(b)
4,000 3,999
0.20%, 01/12/2021
(b)
4,350 4,348
0.20%, 02/02/2021
(b)
5,000 4,997
Skandinaviska Enskilda Banken AB
0.15%, 12/09/2020
(b),(e)
4,500 4,499
0.20%, 11/02/2020
(b),(e)
5,000 5,000
0.20%, 02/16/2021
(b),(e)
4,000 3,998
Societe Generale SA
0.11%, 11/05/2020
(b),(e)
5,000 5,000
0.11%, 11/06/2020
(b),(e)
5,000 5,000
Standard Chartered Bank/New York
0.19%, 01/22/2021
(b)
4,000 3,998
0.28%, 02/12/2021
(b)
4,500 4,496
Sumitomo Mitsui Banking Corp
0.20%, 02/10/2021
(b),(e)
1,900 1,899
0.20%, 02/11/2021
(b),(e)
5,000 4,997
0.21%, 11/05/2020
(b),(e)
5,000 5,000
Toronto-Dominion Bank/The
0.10%, 11/02/2020
(b),(e)
5,000 5,000
0.10%, 11/03/2020
(b),(e)
6,000 6,000
0.10%, 11/04/2020
(b),(e)
6,000 6,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
United Overseas Bank Ltd
0.16%, 12/03/2020
(b),(e)
$ 4,270 $ 4,269
$ 253,793
Beverages - 1.63%
Brown-Forman Corp
0.13%, 11/16/2020
(b)
4,000 4,000
0.16%, 01/14/2021
(b)
5,000 4,998
0.21%, 02/10/2021
(b)
4,000 3,998
$ 12,996
Chemicals - 1.91%
BASF SE
0.17%, 12/22/2020
(b)
1,240 1,240
0.18%, 12/31/2020
(b)
5,000 4,998
0.19%, 12/28/2020
(b)
5,000 4,998
0.20%, 12/30/2020
(b)
4,000 3,999
$ 15,235
Diversified Financial Services - 20.54%
Anglesea Funding LLC
0.13%, 11/04/2020
(b)
6,000 6,000
Chesham Finance Ltd / Chesham Finance LLC
0.10%, 11/02/2020
(b)
12,000 12,000
Citigroup Global Markets Inc
0.13%, 11/06/2020
(b)
5,000 5,000
0.16%, 01/05/2021
(b)
4,000 3,999
Collateralized Commercial Paper V Co LLC
0.14%, 12/04/2020 5,000 4,999
0.15%, 12/18/2020 4,500 4,499
CRC Funding LLC
0.12%, 11/16/2020
(b)
600 600
0.17%, 01/21/2021
(b)
4,000 3,998
DCAT LLC
0.09%, 11/05/2020 5,000 5,000
0.10%, 11/12/2020 950 950
0.15%, 11/19/2020 4,800 4,800
0.15%, 12/03/2020 5,000 4,999
Gotham Funding Corp
0.10%, 11/10/2020
(b)
4,500 4,500
0.15%, 12/16/2020
(b)
5,000 4,999
0.16%, 12/15/2020
(b)
5,000 4,999
0.16%, 12/21/2020
(b)
3,000 2,999
Liberty Street Funding LLC
0.12%, 12/02/2020
(b)
5,000 4,999
0.16%, 12/04/2020
(b)
4,000 3,999
0.16%, 12/09/2020
(b)
4,500 4,499
Longship Funding LLC
0.10%, 11/02/2020
(b)
3,000 3,000
0.10%, 11/05/2020
(b)
5,000 5,000
0.10%, 11/06/2020
(b)
5,000 5,000
0.11%, 11/03/2020
(b)
6,000 6,000
Nationwide Building Society
0.14%, 11/09/2020
(b)
3,000 3,000
0.14%, 12/01/2020
(b)
5,500 5,499
0.15%, 11/10/2020
(b)
4,500 4,500
0.15%, 11/13/2020
(b)
840 840
0.18%, 11/05/2020
(b)
4,000 4,000
Nieuw Amsterdam Receivables Corp
0.12%, 11/09/2020
(b)
4,700 4,700
0.14%, 11/13/2020
(b)
4,500 4,500
0.15%, 11/16/2020
(b)
5,000 5,000
0.17%, 01/06/2021
(b)
4,500 4,499
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
0.15%, 01/15/2021
(b),(d)
4,500 4,499
Regency Markets No. 1 LLC
0.15%, 11/04/2020
(b)
4,000 4,000
0.15%, 11/09/2020
(b)
4,000 4,000

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
394
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Thunder Bay Funding LLC
0.13%, 12/16/2020
(b)
$ 5,000 $ 4,999
0.16%, 01/15/2021
(b)
3,000 2,999
$ 163,873
Electric - 0.63%
National Rural Utilities Cooperative Finance Corp
0.08%, 11/03/2020 5,000 5,000
Electrical Components & Equipment - 0.63%
Emerson Electric Co
0.09%, 11/02/2020
(b)
5,000 5,000
Gas - 2.17%
ONE Gas Inc
0.11%, 11/03/2020
(b)
4,000 4,000
0.11%, 11/18/2020
(b)
3,800 3,800
0.12%, 11/19/2020
(b)
5,000 5,000
0.12%, 11/23/2020
(b)
4,500 4,499
$ 17,299
Healthcare - Services - 1.13%
UnitedHealth Group Inc
0.13%, 11/10/2020
(b)
5,000 5,000
0.15%, 11/12/2020
(b)
4,000 4,000
$ 9,000
Holding Companies - Diversified - 2.38%
Koch Industries Inc
0.12%, 12/04/2020 5,000 4,999
0.14%, 01/07/2021 5,000 4,999
0.15%, 01/08/2021 4,000 3,999
0.15%, 01/11/2021 5,000 4,998
$ 18,995
Insurance - 2.32%
Prudential Funding LLC (credit support from
Prudential Financial Inc )
0.08%, 11/03/2020
(d)
5,000 5,000
0.08%, 11/05/2020
(d)
5,000 5,000
Prudential PLC
0.15%, 11/27/2020
(b)
3,500 3,500
0.16%, 01/15/2021
(b)
5,000 4,998
$ 18,498
Machinery - Construction & Mining - 0.63%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.10%, 11/02/2020
(d)
5,000 5,000
Oil & Gas - 1.70%
Exxon Mobil Corp
0.15%, 11/17/2020 5,000 5,000
0.19%, 01/12/2021 4,000 3,998
Total Capital Canada Ltd (credit support from
Total SA )
0.12%, 11/04/2020
(b),(d)
2,000 2,000
0.18%, 11/03/2020
(b),(d)
2,560 2,560
$ 13,558
Pharmaceuticals - 3.70%
Novartis Finance Corp (credit support from
Novartis AG )
0.11%, 11/27/2020
(b),(d)
5,000 5,000
0.12%, 11/16/2020
(b),(d)
4,500 4,500
0.12%, 12/22/2020
(b),(d)
5,000 4,999
Pfizer Inc
0.12%, 11/20/2020
(b)
5,000 5,000
0.12%, 11/25/2020
(b)
5,000 4,999
0.12%, 11/30/2020
(b)
5,000 4,999
$ 29,497
Telecommunications - 0.67%
Telstra Corp Ltd
0.14%, 11/04/2020
(b)
5,000 5,000
0.18%, 12/18/2020
(b)
322 322
$ 5,322
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Water - 1.63%
American Water Capital Corp (credit support
from American Water Works )
0.15%, 11/20/2020
(b),(d)
$ 5,000 $ 5,000
0.16%, 12/01/2020
(b),(d)
4,000 3,999
0.16%, 12/07/2020
(b),(d)
4,000 3,999
$ 12,998
TOTAL COMMERCIAL PAPER $ 662,290
REPURCHASE AGREEMENTS - 4.51%
Maturity
Amount (000's) Value (000's)
Banks - 4.51%
Barclays Capital Inc Repurchase Agreement;
0.06% traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$20,400,014; 0.00%; dated 08/15/2045)
$ 20,000 $ 20,000
Merrill Lynch Repurchase Agreement; 0.07%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$16,320,743; 0.00%; dated 11/27/2020)
16,000 16,000
$ 36,000
TOTAL REPURCHASE AGREEMENTS $ 36,000
Total Investments $ 789,932
Other Assets and Liabilities -  0.97% 7,765
TOTAL NET ASSETS - 100.00% $ 797,697
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $573,213 or 71.86% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 60.87%
Consumer, Non-cyclical 12.01%
Utilities 4.43%
Asset Backed Securities 4.00%
Money Market Funds 3.66%
Consumer, Cyclical 2.69%
Industrial 2.57%
Diversified 2.38%
Insured 2.14%
Basic Materials 1.91%
Energy 1.70%
Communications 0.67%
Other Assets and Liabilities
0.97%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
395
INVESTMENT COMPANIES - 1 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares MSCI EAFE Value ETF
(a)
165,300 $ 6,420
Money Market Funds - 1 .41%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(b),(c)
33,552 33
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
32,633,722 32,634
$ 32,667
TOTAL INVESTMENT COMPANIES $ 39,087
COMMON STOCKS - 96 .75 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 9,200 $ 265
JCDecaux SA
(e)
3,707 57
Publicis Groupe SA 9,430 328
WPP PLC 53,336 426
$ 1,076
Aerospace & Defense - 2 .98%
Airbus SE
(e)
296,502 21,694
BAE Systems PLC 139,954 720
Elbit Systems Ltd 1,153 130
Kawasaki Heavy Industries Ltd 6,200 74
Leonardo SpA 17,616 84
MTU Aero Engines AG 2,310 395
Rolls-Royce Holdings PLC
(a),(e)
7,619,312 7,052
Rolls-Royce Holdings PLC - Rights
(e)
28,453,733 14,376
Safran SA
(e)
229,654 24,224
Thales SA 4,640 302
$ 69,051
Agriculture - 1 .17%
British American Tobacco PLC 803,060 25,454
Imperial Brands PLC 41,200 652
Japan Tobacco Inc 52,000 979
$ 27,085
Airlines - 1 .28%
ANA Holdings Inc
(a)
4,900 107
Deutsche Lufthansa AG
(a),(e)
13,010 111
International Consolidated Airlines Group SA 6,971,656 8,719
Japan Airlines Co Ltd 4,900 86
Ryanair Holdings PLC ADR
(e)
234,691 18,916
Ryanair Holdings PLC
(e)
106,202 1,463
Singapore Airlines Ltd 58,600 145
$ 29,547
Apparel - 0 .84%
Gildan Activewear Inc 941,100 19,496
Automobile Manufacturers - 3 .16%
Bayerische Motoren Werke AG 14,414 985
Daimler AG 499,546 25,821
Fiat Chrysler Automobiles NV
(e)
47,783 586
Hino Motors Ltd 12,400 95
Honda Motor Co Ltd 997,300 23,589
Isuzu Motors Ltd 23,900 194
Mazda Motor Corp 24,800 130
Mitsubishi Motors Corp 29,200 54
Nissan Motor Co Ltd 100,900 357
Peugeot SA
(e)
25,605 460
Renault SA
(e)
68,150 1,688
Subaru Corp 26,600 488
Suzuki Motor Corp 16,000 687
Toyota Motor Corp 92,310 6,060
Volkswagen AG 1,414 220
Volvo AB - B Shares
(e)
610,204 11,861
$ 73,275
Automobile Parts & Equipment - 1 .48%
Aisin Seiki Co Ltd 6,900 209
Bridgestone Corp 23,200 756
Cie Generale des Etablissements Michelin SCA 7,388 798
Continental AG 4,790 509
Denso Corp 18,700 871
Faurecia SE
(e)
3,307 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
JTEKT Corp 9,000 $ 72
Koito Manufacturing Co Ltd 4,600 222
NGK Insulators Ltd 11,200 160
NGK Spark Plug Co Ltd 6,600 116
Pirelli & C SpA
(e),(f)
17,412 73
Rheinmetall AG 286,518 20,940
Stanley Electric Co Ltd 5,500 157
Sumitomo Electric Industries Ltd 32,800 362
Sumitomo Rubber Industries Ltd 7,400 65
Toyoda Gosei Co Ltd 1,700 43
Toyota Industries Corp 6,400 413
Valeo SA 272,008 8,229
Yokohama Rubber Co Ltd/The 5,000 72
$ 34,192
Banks - 14 .20%
ABN AMRO Bank NV
(e),(f)
18,414 151
Aozora Bank Ltd 5,000 82
Australia & New Zealand Banking Group Ltd 123,465 1,638
Banco Bilbao Vizcaya Argentaria SA 6,893,966 19,890
Banco Santander SA
(e)
723,410 1,449
Bank Hapoalim BM
(e)
24,701 144
Bank Leumi Le-Israel BM 63,241 298
Bank of East Asia Ltd/The 57,000 103
Bank of Kyoto Ltd/The 2,500 110
Bankinter SA 29,344 110
Banque Cantonale Vaudoise 656 64
Barclays PLC 20,404,759 28,283
BNP Paribas SA
(e)
748,316 26,097
BOC Hong Kong Holdings Ltd 6,857,800 19,048
CaixaBank SA 9,245,036 16,868
Chiba Bank Ltd/The 23,000 119
Commerzbank AG
(e)
43,611 206
Commonwealth Bank of Australia 77,055 3,741
Concordia Financial Group Ltd 44,700 148
Credit Agricole SA
(e)
50,230 397
Credit Suisse Group AG 68,709 648
Danske Bank A/S
(e)
30,027 400
DBS Group Holdings Ltd 78,100 1,163
Deutsche Bank AG
(e)
29,913 276
DNB ASA 41,274 557
Erste Group Bank AG 12,162 250
Fukuoka Financial Group Inc 7,400 124
Grupo Financiero Banorte SAB de CV
(e)
6,786,978 30,269
Hang Seng Bank Ltd 33,100 510
HSBC Holdings PLC 6,444,733 27,007
ING Groep NV
(e)
6,894,126 47,223
Intesa Sanpaolo SpA
(e)
719,800 1,195
Israel Discount Bank Ltd 32,935 92
Japan Post Bank Co Ltd 17,500 140
KBC Group NV 10,877 537
Lloyds Banking Group PLC
(e)
3,079,650 1,121
Macquarie Group Ltd 14,656 1,307
Mebuki Financial Group Inc 40,300 81
Mediobanca Banca di Credito Finanziario SpA 27,038 192
Mitsubishi UFJ Financial Group Inc 532,100 2,097
Mizrahi Tefahot Bank Ltd 6,139 120
Mizuho Financial Group Inc 105,000 1,293
National Australia Bank Ltd 139,135 1,820
Natixis SA
(e)
41,178 96
Natwest Group PLC 210,586 340
Nordea Bank Abp
(e)
141,038 1,059
Oversea-Chinese Banking Corp Ltd 143,800 887
Raiffeisen Bank International AG
(e)
6,446 93
Resona Holdings Inc 91,000 300
Seven Bank Ltd 25,500 59
Shinsei Bank Ltd 6,600 79
Shizuoka Bank Ltd/The 18,200 122
Skandinaviska Enskilda Banken AB
(e)
70,847 608
Societe Generale SA
(e)
35,293 480

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
396
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Standard Chartered PLC 116,773 $ 534
Sumitomo Mitsui Financial Group Inc 621,300 17,199
Sumitomo Mitsui Trust Holdings Inc 14,507 390
Svenska Handelsbanken AB
(e)
67,727 549
Swedbank AB
(e)
39,422 617
UBS Group AG 159,591 1,858
UniCredit SpA
(e)
4,866,764 36,449
United Overseas Bank Ltd 1,994,000 27,706
Westpac Banking Corp 157,209 1,990
$ 328,783
Beverages - 1 .09%
Anheuser-Busch InBev SA/NV 33,166 1,716
Asahi Group Holdings Ltd 19,600 607
Coca-Cola Amatil Ltd 14,339 125
Coca-Cola European Partners PLC 637,777 22,775
Suntory Beverage & Food Ltd 3,000 103
$ 25,326
Biotechnology - 0 .02%
Argenx SE
(e)
681 170
BeiGene Ltd ADR
(e)
1,140 338
$ 508
Building Materials - 1 .12%
AGC Inc/Japan 8,300 259
Cie de Saint-Gobain
(e)
22,527 877
CRH PLC 34,162 1,195
HeidelbergCement AG 6,481 371
LafargeHolcim Ltd
(e)
528,007 22,662
LIXIL Group Corp 11,500 250
Rinnai Corp 800 79
Taiheiyo Cement Corp 5,100 120
TOTO Ltd 4,000 183
$ 25,996
Chemicals - 5 .03%
Air Water Inc 7,900 113
Akzo Nobel NV 242,908 23,365
Arkema SA 3,007 294
Asahi Kasei Corp 54,600 473
BASF SE 603,607 33,052
Brenntag AG 462,183 29,541
Clariant AG 8,670 149
Covestro AG
(f)
7,961 380
Daicel Corp 10,400 74
EMS-Chemie Holding AG 125 110
Evonik Industries AG 9,130 220
ICL Group Ltd 30,655 111
Johnson Matthey PLC 731,485 20,362
Kuraray Co Ltd 6,800 63
LANXESS AG 3,619 184
Linde PLC 25,067 5,494
Mitsubishi Chemical Holdings Corp 55,700 313
Mitsubishi Gas Chemical Co Inc 6,700 122
Mitsui Chemicals Inc 7,800 200
Nitto Denko Corp 7,000 492
Showa Denko KK 5,800 99
Solvay SA 3,228 262
Sumitomo Chemical Co Ltd 64,900 212
Toray Industries Inc 60,300 273
Tosoh Corp 11,300 183
Yara International ASA 7,709 270
$ 116,411
Commercial Services - 1 .58%
Adecco Group AG 6,756 331
Amadeus IT Group SA 338,327 16,120
Atlantia SpA
(e)
1,248,071 19,158
Dai Nippon Printing Co Ltd 10,500 196
Randstad NV
(e)
5,189 259
Secom Co Ltd 3,200 270
Securitas AB 13,632 193
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Toppan Printing Co Ltd 11,300 $ 144
$ 36,671
Computers - 0 .09%
Atos SE
(e)
2,142 146
Capgemini SE 7,007 809
Fujitsu Ltd 8,600 1,018
$ 1,973
Consumer Products - 0 .06%
Henkel AG & Co KGaA 4,524 409
Reckitt Benckiser Group PLC 10,823 953
$ 1,362
Cosmetics & Personal Care - 0 .00%
Pola Orbis Holdings Inc 2,400 47
Distribution & Wholesale - 1 .15%
Bunzl PLC 14,663 456
Ferguson PLC 9,782 971
ITOCHU Corp 29,100 699
Jardine Cycle & Carriage Ltd 4,200 55
Marubeni Corp 71,800 375
Mitsubishi Corp 37,700 841
Mitsui & Co Ltd 70,900 1,110
Sumitomo Corp 51,700 566
Toyota Tsusho Corp 9,100 254
Travis Perkins PLC
(e)
1,555,634 21,366
$ 26,693
Diversified Financial Services - 2 .18%
AerCap Holdings NV
(e)
5,644 140
Amundi SA
(e),(f)
2,641 173
Daiwa Securities Group Inc 62,800 254
Japan Exchange Group Inc 7,600 186
Julius Baer Group Ltd 566,922 25,231
Mitsubishi UFJ Lease & Finance Co Ltd 17,400 74
Nomura Holdings Inc 136,800 613
ORIX Corp 1,968,000 23,016
SBI Holdings Inc/Japan 10,100 233
Schroders PLC 5,411 183
Standard Life Aberdeen PLC 99,273 289
Tokyo Century Corp 2,000 98
$ 50,490
Electric - 3 .38%
AGL Energy Ltd 27,271 239
AusNet Services 81,116 114
Chubu Electric Power Co Inc 27,900 313
Chugoku Electric Power Co Inc/The 12,500 157
CLP Holdings Ltd 71,000 654
E.ON SE 97,733 1,018
EDP - Energias de Portugal SA 120,895 596
Electric Power Development Co Ltd 5,900 80
Electricite de France SA 27,021 314
Endesa SA 13,829 371
Enel SpA 2,466,366 19,609
Engie SA
(e)
1,609,149 19,462
Fortum Oyj 988,132 18,573
HK Electric Investments & HK Electric
Investments Ltd
115,000 117
Iberdrola SA 258,564 3,053
Kansai Electric Power Co Inc/The 30,600 278
Kyushu Electric Power Co Inc 16,400 137
Mercury NZ Ltd 29,648 105
Meridian Energy Ltd 55,785 196
National Grid PLC 152,773 1,817
Origin Energy Ltd 76,668 216
Orsted A/S
(f)
2,882 457
Power Assets Holdings Ltd 59,500 306
Red Electrica Corp SA 18,844 332
RWE AG 218,794 8,097
SSE PLC 45,243 742
Terna Rete Elettrica Nazionale SpA 61,248 414

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
397
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Tohoku Electric Power Co Inc 18,600 $ 164
Tokyo Electric Power Co Holdings Inc
(e)
62,900 162
Uniper SE 8,763 262
$ 78,355
Electrical Components & Equipment - 0 .15%
Brother Industries Ltd 9,600 148
Casio Computer Co Ltd 4,100 62
Prysmian SpA 10,508 286
Schneider Electric SE 24,068 2,925
$ 3,421
Electronics - 2 .40%
ABB Ltd 1,161,627 28,187
Hirose Electric Co Ltd 1,400 195
Kyocera Corp 14,000 771
Murata Manufacturing Co Ltd 361,400 25,345
Omron Corp 4,100 296
TDK Corp 5,700 670
Yokogawa Electric Corp 9,900 146
$ 55,610
Energy - Alternate Sources - 0 .01%
Siemens Gamesa Renewable Energy SA 6,746 191
Engineering & Construction - 3 .02%
ACS Actividades de Construccion y Servicios SA 11,644 277
Aena SME SA
(e),(f)
89,102 12,005
Aeroports de Paris 1,293 127
Auckland International Airport Ltd
(e)
54,480 252
Balfour Beatty PLC 2,389,436 6,604
Beijing Capital International Airport Co Ltd 9,794,000 5,984
Bouygues SA 9,922 325
CK Infrastructure Holdings Ltd 2,705,500 12,763
Eiffage SA
(e)
3,685 267
Fraport AG Frankfurt Airport Services Worldwide
(a),(e)
1,810 65
HOCHTIEF AG 378 28
JGC Holdings Corp 9,500 78
Kajima Corp 19,500 208
Keppel Corp Ltd 22,100 71
Lendlease Corp Ltd 18,716 157
Obayashi Corp 28,200 236
Shimizu Corp 23,900 166
Taisei Corp 8,200 255
Vinci SA 380,901 30,086
$ 69,954
Entertainment - 0 .04%
Flutter Entertainment PLC
(e)
4,366 763
Tabcorp Holdings Ltd 96,501 223
$ 986
Environmental Control - 0 .01%
Kurita Water Industries Ltd 4,100 122
Food - 3 .72%
Associated British Foods PLC 1,128,144 24,810
Carrefour SA 906,797 14,094
Dairy Farm International Holdings Ltd 9,495 36
Danone SA 299,304 16,601
Etablissements Franz Colruyt NV 1,205 71
ICA Gruppen AB
(a)
2,189 103
J Sainsbury PLC 77,260 202
Jardine Strategic Holdings Ltd 9,574 207
Koninklijke Ahold Delhaize NV 47,918 1,314
METRO AG 7,836 77
Mowi ASA 6,697 106
NH Foods Ltd 3,600 147
Nisshin Seifun Group Inc 5,500 83
Ocado Group PLC
(e)
9,948 293
Orkla ASA 11,443 108
Seven & i Holdings Co Ltd 854,200 25,963
Tesco PLC 426,325 1,135
Toyo Suisan Kaisha Ltd 2,100 104
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
WH Group Ltd
(f)
416,500 $ 328
Wm Morrison Supermarkets PLC 104,690 221
Yamazaki Baking Co Ltd 2,500 41
$ 86,044
Food Service - 1 .43%
Compass Group PLC 2,404,460 32,912
Sodexo SA 3,853 247
$ 33,159
Forest Products & Paper - 0 .09%
Mondi PLC 21,136 401
Oji Holdings Corp 37,400 158
Smurfit Kappa Group PLC 9,865 372
Stora Enso Oyj 25,325 369
UPM-Kymmene Oyj 23,235 656
$ 1,956
Gas - 0 .77%
Enagas SA 10,835 234
Naturgy Energy Group SA 12,854 239
Osaka Gas Co Ltd 16,200 307
Snam SpA 3,397,226 16,565
Toho Gas Co Ltd 2,300 119
Tokyo Gas Co Ltd 16,100 365
$ 17,829
Hand & Machine Tools - 0 .03%
Amada Co Ltd 14,100 123
Disco Corp 400 108
Fuji Electric Co Ltd 5,400 164
Makita Corp 4,900 216
$ 611
Healthcare - Products - 0 .58%
Alcon Inc
(e)
7,492 426
EssilorLuxottica SA
(e)
4,332 535
Koninklijke Philips NV
(e)
268,876 12,453
$ 13,414
Healthcare - Services - 0 .05%
Fresenius Medical Care AG & Co KGaA 4,640 355
Fresenius SE & Co KGaA 18,198 675
Ryman Healthcare Ltd 17,413 161
$ 1,191
Holding Companies - Diversified - 0 .05%
CK Hutchison Holdings Ltd 117,500 710
Jardine Matheson Holdings Ltd 9,498 421
Swire Pacific Ltd 21,500 98
$ 1,229
Home Builders - 0 .11%
Barratt Developments PLC
(e)
44,327 277
Berkeley Group Holdings PLC 5,472 288
Daiwa House Industry Co Ltd 24,600 646
Iida Group Holdings Co Ltd 6,200 112
Persimmon PLC 13,886 421
Sekisui Chemical Co Ltd 15,600 243
Sekisui House Ltd 26,700 444
Taylor Wimpey PLC
(e)
158,619 217
$ 2,648
Home Furnishings - 0 .04%
Panasonic Corp 96,100 888
Insurance - 7 .67%
Admiral Group PLC 8,319 296
Aegon NV 77,893 210
Ageas SA/NV
(a)
7,622 307
Allianz SE 18,159 3,199
AMP Ltd 149,599 161
Assicurazioni Generali SpA 48,022 644
Aviva PLC 4,071,228 13,580
AXA SA 2,651,000 42,573
Baloise Holding AG 2,019 276
CNP Assurances
(e)
7,474 84
Dai-ichi Life Holdings Inc 46,900 700

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
398
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Direct Line Insurance Group PLC 59,395 $ 203
Hannover Rueck SE 2,626 382
Hiscox Ltd 1,776,475 18,987
Japan Post Holdings Co Ltd 68,500 470
Japan Post Insurance Co Ltd 9,700 154
Legal & General Group PLC 259,685 623
M&G PLC 113,176 215
Mapfre SA 46,919 71
Medibank Pvt Ltd 77,924 146
MS&AD Insurance Group Holdings Inc 12,400 339
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
6,099 1,429
NN Group NV 12,547 437
Prudential PLC 2,945,334 36,023
QBE Insurance Group Ltd 63,950 370
RSA Insurance Group PLC 45,029 247
Sampo Oyj 711,084 26,834
SCOR SE
(e)
6,904 168
Sompo Holdings Inc 225,100 8,404
Suncorp Group Ltd 54,891 317
Swiss Life Holding AG 1,390 468
Swiss Re AG 4,490 322
T&D Holdings Inc 23,400 234
Zurich Insurance Group AG 56,502 18,767
$ 177,640
Internet - 0 .86%
Baidu Inc ADR
(e)
146,662 19,515
Delivery Hero SE
(e),(f)
1,968 226
Trend Micro Inc/Japan 2,200 123
$ 19,864
Investment Companies - 0 .05%
BGP Holdings PLC
(e),(g),(h)
738,711 —
Eurazeo SE
(e)
598 27
EXOR NV 3,069 160
Groupe Bruxelles Lambert SA 4,917 403
Industrivarden AB
(e)
6,952 177
L E Lundbergforetagen AB
(e)
3,309 149
Melrose Industries PLC
(e)
137,465 213
Wendel SE 758 66
$ 1,195
Iron & Steel - 0 .36%
ArcelorMittal SA
(e)
467,490 6,339
BlueScope Steel Ltd 21,879 226
Evraz PLC 11,060 52
Fortescue Metals Group Ltd 73,716 902
Hitachi Metals Ltd 9,200 122
JFE Holdings Inc
(e)
21,400 150
Nippon Steel Corp
(e)
35,000 339
voestalpine AG 5,054 141
$ 8,271
Leisure Products & Services - 0 .02%
Shimano Inc 1,100 252
Yamaha Motor Co Ltd 12,100 173
$ 425
Lodging - 2 .36%
Accor SA
(e)
759,408 19,356
City Developments Ltd 19,800 92
Crown Resorts Ltd 16,212 94
Melco Resorts & Entertainment Ltd ADR 9,342 151
Sands China Ltd 2,739,200 9,613
SJM Holdings Ltd 23,974,083 24,892
Whitbread PLC 8,787 245
Wynn Macau Ltd
(e)
68,000 94
$ 54,537
Machinery - Construction & Mining - 2 .15%
Hitachi Construction Machinery Co Ltd 4,600 114
Hitachi Ltd 721,560 24,320
Komatsu Ltd 37,900 855
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Mitsubishi Electric Corp 79,300 $ 1,021
Mitsubishi Heavy Industries Ltd 13,700 294
Sandvik AB
(e)
49,145 876
Siemens Energy AG
(e)
151,456 3,316
Weir Group PLC/The
(e)
1,025,655 19,054
$ 49,850
Machinery - Diversified - 3 .15%
CNH Industrial NV
(e)
22,272 173
FANUC Corp 134,900 28,495
Husqvarna AB
(a)
18,190 187
KION Group AG 272,017 21,195
Kone Oyj 5,179 412
Kubota Corp 15,700 273
Nabtesco Corp 585,600 21,877
Sumitomo Heavy Industries Ltd 4,700 101
THK Co Ltd 1,700 45
Yaskawa Electric Corp 3,600 140
$ 72,898
Media - 0 .03%
Bollore SA 38,414 138
Informa PLC 65,388 355
Pearson PLC 32,750 216
$ 709
Metal Fabrication & Hardware - 0 .03%
Maruichi Steel Tube Ltd 2,400 55
NSK Ltd 15,600 125
SKF AB 16,571 339
Tenaris SA 20,554 98
$ 617
Mining - 1 .32%
Anglo American PLC 53,399 1,253
Antofagasta PLC 17,166 229
BHP Group Ltd 128,232 3,074
BHP Group PLC 91,938 1,781
Boliden AB 11,907 325
Fresnillo PLC 1,285,192 19,384
Glencore PLC
(e)
435,000 877
Mitsubishi Materials Corp 4,800 88
Norsk Hydro ASA
(e)
58,542 165
Rio Tinto PLC 48,839 2,762
South32 Ltd 210,944 301
Sumitomo Metal Mining Co Ltd 9,900 308
$ 30,547
Miscellaneous Manufacturers - 2 .66%
Alfa Laval AB
(e)
13,696 278
JSR Corp 8,700 197
Nikon Corp 13,200 80
Siemens AG 517,126 60,667
Smiths Group PLC 17,248 297
$ 61,519
Office & Business Equipment - 0 .08%
Canon Inc 43,400 755
FUJIFILM Holdings Corp 15,800 806
Ricoh Co Ltd 29,200 192
Seiko Epson Corp 12,200 142
$ 1,895
Oil & Gas - 3 .44%
BP PLC 4,973,250 12,685
DCC PLC 4,288 279
Ecopetrol SA ADR
(a)
1,980,590 18,320
ENEOS Holdings Inc 133,510 450
Eni SpA 110,741 776
Equinor ASA 43,601 556
Galp Energia SGPS SA 21,819 177
Idemitsu Kosan Co Ltd 8,400 170
Inpex Corp 44,600 212
Lundin Energy AB 958,090 18,316
Oil Search Ltd 85,896 155

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
399
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
OMV AG 6,413 $ 148
Repsol SA 64,762 407
Royal Dutch Shell PLC - A Shares 178,518 2,246
Royal Dutch Shell PLC - B Shares 161,322 1,945
Santos Ltd 38,538 128
TOTAL SE 735,022 22,269
Woodside Petroleum Ltd 41,542 512
$ 79,751
Pharmaceuticals - 5 .25%
Alfresa Holdings Corp 8,000 147
Bayer AG 240,958 11,322
GlaxoSmithKline PLC 218,373 3,647
Hisamitsu Pharmaceutical Co Inc 1,600 77
Kyowa Kirin Co Ltd 7,400 184
Medipal Holdings Corp 7,800 139
Novartis AG 459,106 35,775
Otsuka Holdings Co Ltd 11,000 407
Roche Holding AG 57,702 18,541
Sanofi 256,938 23,200
Sumitomo Dainippon Pharma Co Ltd 7,700 90
Suzuken Co Ltd/Aichi Japan 1,200 43
Taisho Pharmaceutical Holdings Co Ltd 1,600 96
Takeda Pharmaceutical Co Ltd 887,700 27,432
Teva Pharmaceutical Industries Ltd ADR
(e)
47,685 416
$ 121,516
Pipelines - 1 .71%
Enbridge Inc 793,800 21,872
Koninklijke Vopak NV 342,851 17,807
$ 39,679
Private Equity - 0 .02%
3i Group PLC 42,361 529
Real Estate - 2 .39%
Aeon Mall Co Ltd 4,300 67
Azrieli Group Ltd 1,846 87
CK Asset Holdings Ltd 112,000 520
Daito Trust Construction Co Ltd 2,900 264
Deutsche Wohnen SE 9,669 488
Hang Lung Properties Ltd 87,000 212
Henderson Land Development Co Ltd 63,438 224
Hongkong Land Holdings Ltd 4,722,823 17,338
Kerry Properties Ltd 28,500 70
Mitsubishi Estate Co Ltd 17,900 267
Mitsui Fudosan Co Ltd 881,240 15,005
New World Development Co Ltd 66,451 317
Nomura Real Estate Holdings Inc 4,900 86
Sino Land Co Ltd 68,000 80
Sumitomo Realty & Development Co Ltd 13,300 356
Sun Hung Kai Properties Ltd 56,883 732
Swire Properties Ltd 6,366,200 17,084
Swiss Prime Site AG 3,308 278
Tokyu Fudosan Holdings Corp 26,500 116
Vonovia SE 22,425 1,432
Wharf Real Estate Investment Co Ltd 72,000 277
$ 55,300
REITs - 0 .21%
British Land Co PLC/The 38,322 173
CapitaLand Integrated Commercial Trust 94,308 120
Covivio 2,262 135
Daiwa House REIT Investment Corp 87 201
Dexus 47,497 287
Gecina SA 1,996 248
GLP J-Reit
(e)
160 247
GPT Group/The 84,794 240
ICADE 1,300 66
Japan Prime Realty Investment Corp 36 97
Japan Real Estate Investment Corp 58 284
Japan Retail Fund Investment Corp 115 166
Klepierre SA 8,565 109
Land Securities Group PLC 30,663 202
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mirvac Group 171,249 $ 254
Nippon Building Fund Inc 64 323
Nippon Prologis REIT Inc
(e)
60 197
Nomura Real Estate Master Fund Inc 186 222
Orix JREIT Inc 115 162
Scentre Group 225,923 333
Stockland 103,794 281
Suntec Real Estate Investment Trust 85,700 84
Unibail-Rodamco-Westfield 6,024 244
United Urban Investment Corp 131 140
Vicinity Centres 167,591 142
$ 4,957
Retail - 2 .69%
B&M European Value Retail SA 3,083,232 19,350
Cie Financiere Richemont SA 368,128 23,009
E-MART Inc 138,279 17,409
Isetan Mitsukoshi Holdings Ltd 14,600 71
Kingfisher PLC
(e)
91,858 342
Marui Group Co Ltd 8,100 146
Next PLC 5,788 437
Pandora A/S 1,525 121
Ryohin Keikaku Co Ltd 10,400 218
Shimamura Co Ltd 1,000 107
Swatch Group AG/The - BR 1,262 267
Swatch Group AG/The - REG 2,291 94
USS Co Ltd 6,200 114
Wesfarmers Ltd 17,277 559
Yamada Holdings Co Ltd 31,500 154
$ 62,398
Semiconductors - 3 .93%
Infineon Technologies AG 685,435 19,083
MediaTek Inc 910,667 21,647
Rohm Co Ltd 1,400 108
Samsung Electronics Co Ltd 657,754 33,062
SK Hynix Inc 242,302 17,190
$ 91,090
Shipbuilding - 0 .01%
Wartsila OYJ Abp 19,318 153
Yangzijiang Shipbuilding Holdings Ltd 112,400 76
$ 229
Software - 0 .66%
Micro Focus International PLC
(e)
178,541 501
SAP SE 139,467 14,879
$ 15,380
Telecommunications - 0 .77%
BT Group PLC 387,168 509
Deutsche Telekom AG 145,080 2,205
Elisa Oyj 3,096 152
HKT Trust & HKT Ltd 165,000 213
KDDI Corp 70,200 1,899
Nippon Telegraph & Telephone Corp 55,800 1,174
NTT DOCOMO Inc 49,100 1,828
Orange SA 86,849 975
PCCW Ltd 185,000 111
Proximus SADP 6,623 129
SES SA 16,692 133
Singapore Telecommunications Ltd 230,900 343
SoftBank Corp 125,000 1,455
SoftBank Group Corp 34,200 2,228
Spark New Zealand Ltd 79,969 237
Swisscom AG 1,128 574
Telecom Italia SpA/Milano 363,997 124
Telecom Italia SpA/Milano - RSP 262,397 96
Telefonaktiebolaget LM Ericsson 44,469 496
Telefonica Deutschland Holding AG 22,663 57
Telefonica SA 211,893 689
Telenor ASA 31,397 485
Telia Co AB
(a)
106,806 409
Telstra Corp Ltd 181,205 341

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
400
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
TPG Telecom Ltd
(e)
10,500 $ 53
Vodafone Group PLC 757,504 1,011
$ 17,926
Textiles - 0 .01%
Teijin Ltd 7,600 116
Transportation - 0 .93%
AP Moller - Maersk A/S - A 49 72
Central Japan Railway Co 6,300 762
Deutsche Post AG 399,833 17,728
East Japan Railway Co 13,200 690
Hankyu Hanshin Holdings Inc 9,800 299
Kamigumi Co Ltd 4,100 73
Kuehne + Nagel International AG 1,176 235
Kyushu Railway Co 6,400 136
MTR Corp Ltd 66,500 330
Nagoya Railroad Co Ltd 2,700 72
Nippon Express Co Ltd 3,200 179
Nippon Yusen KK 6,600 122
Odakyu Electric Railway Co Ltd 4,400 106
Poste Italiane SpA
(f)
22,742 186
West Japan Railway Co 7,100 305
Yamato Holdings Co Ltd 8,600 228
$ 21,523
Water - 0 .63%
Severn Trent PLC 10,359 326
Suez SA 15,046 275
United Utilities Group PLC 29,683 332
Veolia Environnement SA 735,243 13,685
$ 14,618
TOTAL COMMON STOCKS $ 2,240,569
PREFERRED STOCKS - 1 .90 % Shares Held Value (000's)
Automobile Manufacturers - 1 .87%
Bayerische Motoren Werke AG 2.52% 2,478 $ 128
Porsche Automobil Holding SE 2.21% 6,666 357
Volkswagen AG 4.86% 293,121 42,697
$ 43,182
Chemicals - 0 .00%
FUCHS PETROLUB SE 0.97% 1,966 101
Consumer Products - 0 .03%
Henkel AG & Co KGaA 1.85% 7,756 755
TOTAL PREFERRED STOCKS $ 44,038
Total Investments $ 2,323,694
Other Assets and Liabilities -  (0.34)% (7,908)
TOTAL NET ASSETS - 100.00% $ 2,315,786
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,124 or 0.65% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,979 or 0.60% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 16 .16%
Germany 14 .05%
Japan 13 .20%
France 12 .78%
Switzerland 7 .71%
Netherlands 4 .67%
Hong Kong 4 .20%
Italy 4 .13%
Spain 3 .12%
Korea, Republic Of 2 .92%
Mexico 2 .15%
Finland 2 .10%
Canada 1 .78%
United States 1 .69%
Sweden 1 .53%
Singapore 1 .33%
China 1 .11%
Ireland 1 .00%
Australia 0 .96%
Taiwan 0 .94%
Bermuda 0 .82%
Colombia 0 .79%
Macao 0 .42%
Luxembourg 0 .29%
Belgium 0 .14%
Norway 0 .10%
Israel 0 .08%
Denmark 0 .05%
New Zealand 0 .04%
Portugal 0 .04%
Austria 0 .03%
Chile 0 .01%
Other Assets and Liabilities
( 0 .34 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
October 31, 2020
See accompanying notes.
401
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 42,278 $ 1,946,150 $ 1,955,794 $ 32,634
Principal International Multi-Factor ETF 485 — 449 —
$ 42,763 $ 1,946,150 $ 1,956,243 $ 32,634
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 305 $ — $ — $ —
Principal International Multi-Factor ETF 5 (14) — (22)
$ 310 $ (14) $ — $ (22)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2020 Long 94 $ 8,384 $ (420)
Total $ (420)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2020
See accompanying notes.
402
INVESTMENT COMPANIES - 1 .75 % Shares Held Value (000's)
Money Market Funds - 1 .75%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
31,621,845 $ 31,622
TOTAL INVESTMENT COMPANIES $ 31,622
COMMON STOCKS - 98 .48 % Shares Held Value (000's)
Aerospace & Defense - 0 .53%
Northrop Grumman Corp 12,419 $ 3,599
Teledyne Technologies Inc
(b)
19,519 6,035
$ 9,634
Apparel - 2 .26%
Deckers Outdoor Corp
(b)
106,305 26,935
NIKE Inc 114,942 13,802
$ 40,737
Automobile Manufacturers - 1 .02%
PACCAR Inc 214,294 18,296
Banks - 3 .24%
JPMorgan Chase & Co 389,695 38,206
PNC Financial Services Group Inc/The 180,959 20,245
$ 58,451
Beverages - 2 .51%
Keurig Dr Pepper Inc 391,992 10,545
PepsiCo Inc 260,531 34,726
$ 45,271
Chemicals - 1 .43%
Air Products and Chemicals Inc 19,909 5,500
FMC Corp 196,955 20,235
$ 25,735
Commercial Services - 0 .92%
PayPal Holdings Inc
(b)
89,478 16,655
Computers - 5 .22%
Apple Inc 864,985 94,162
Consumer Products - 1 .42%
Church & Dwight Co Inc 290,121 25,644
Diversified Financial Services - 5 .10%
Ameriprise Financial Inc 57,724 9,284
BlackRock Inc 24,126 14,457
Charles Schwab Corp/The 242,896 9,985
Discover Financial Services 172,188 11,194
Nasdaq Inc 103,264 12,494
Visa Inc 190,276 34,575
$ 91,989
Electric - 3 .35%
NextEra Energy Inc 450,224 32,961
Xcel Energy Inc 390,394 27,339
$ 60,300
Electronics - 2 .08%
Honeywell International Inc 140,531 23,180
Roper Technologies Inc 38,665 14,358
$ 37,538
Environmental Control - 1 .10%
Republic Services Inc 203,460 17,939
Waste Connections Inc 18,146 1,802
$ 19,741
Food - 0 .91%
McCormick & Co Inc/MD 90,783 16,387
Hand & Machine Tools - 0 .15%
Snap-on Inc 16,953 2,671
Healthcare - Products - 5 .27%
Abbott Laboratories 179,427 18,860
Edwards Lifesciences Corp
(b)
163,420 11,716
Medtronic PLC 170,181 17,115
Thermo Fisher Scientific Inc 72,774 34,431
Varian Medical Systems Inc
(b)
74,685 12,905
$ 95,027
Healthcare - Services - 1 .81%
UnitedHealth Group Inc 76,432 23,323
Universal Health Services Inc 85,143 9,327
$ 32,650
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .91%
Chubb Ltd 31,890 $ 4,143
Fidelity National Financial Inc 269,100 8,420
Marsh & McLennan Cos Inc 215,961 22,343
Progressive Corp/The 190,063 17,467
$ 52,373
Internet - 10 .18%
Alphabet Inc - A Shares
(b)
34,907 56,414
Amazon.com Inc
(b)
26,933 81,773
Facebook Inc
(b)
135,306 35,600
Netflix Inc
(b)
20,289 9,652
$ 183,439
Machinery - Construction & Mining - 0 .31%
Epiroc AB - A Shares 370,934 5,539
Machinery - Diversified - 1 .45%
Deere & Co 115,758 26,151
Media - 2 .07%
Comcast Corp - Class A 381,175 16,101
Nexstar Media Group Inc 131,565 10,841
Walt Disney Co/The 85,860 10,410
$ 37,352
Miscellaneous Manufacturers - 0 .31%
3M Co 34,528 5,523
Oil & Gas - 1 .53%
Chevron Corp 330,499 22,970
Valero Energy Corp 120,186 4,640
$ 27,610
Packaging & Containers - 1 .32%
Ball Corp 267,778 23,832
Pharmaceuticals - 6 .84%
Becton Dickinson and Co 83,614 19,326
Bristol-Myers Squibb Co 358,431 20,950
DexCom Inc
(b)
16,647 5,320
Eli Lilly and Co 66,359 8,657
Johnson & Johnson 160,347 21,985
Merck & Co Inc 386,147 29,042
Pfizer Inc 174,846 6,204
Roche Holding AG ADR 295,533 11,818
$ 123,302
REITs - 3 .29%
Alexandria Real Estate Equities Inc 148,921 22,565
American Tower Corp 31,500 7,234
Extra Space Storage Inc 137,008 15,886
Prologis Inc 137,915 13,681
$ 59,366
Retail - 6 .97%
Costco Wholesale Corp 80,740 28,874
Home Depot Inc/The 117,140 31,242
Lululemon Athletica Inc
(b)
68,455 21,857
Starbucks Corp 198,146 17,231
Target Corp 125,324 19,077
Tractor Supply Co 55,510 7,395
$ 125,676
Semiconductors - 5 .89%
Broadcom Inc 71,126 24,868
Lam Research Corp 59,287 20,281
Microchip Technology Inc 149,893 15,751
NVIDIA Corp 40,878 20,494
Taiwan Semiconductor Manufacturing Co Ltd
ADR
296,594 24,875
$ 106,269
Software - 11 .86%
Adobe Inc
(b)
86,106 38,498
Fair Isaac Corp
(b)
56,578 22,148
Fidelity National Information Services Inc 125,663 15,656
Microsoft Corp 518,343 104,949
salesforce.com Inc
(b)
68,182 15,837
ServiceNow Inc
(b)
33,765 16,800
$ 213,888

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2020
See accompanying notes.
403
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 3 .18%
T-Mobile US Inc
(b)
270,089 $ 29,593
Verizon Communications Inc 485,992 27,697
$ 57,290
Transportation - 2 .05%
Expeditors International of Washington Inc 187,325 16,554
Union Pacific Corp 114,805 20,342
$ 36,896
TOTAL COMMON STOCKS $ 1,775,394
Total Investments $ 1,807,016
Other Assets and Liabilities -  (0.23)% (4,101)
TOTAL NET ASSETS - 100.00% $ 1,802,915
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .97%
Consumer, Non-cyclical 19 .68%
Communications 15 .43%
Financial 14 .54%
Consumer, Cyclical 10 .25%
Industrial 9 .30%
Utilities 3 .35%
Money Market Funds 1 .75%
Energy 1 .53%
Basic Materials 1 .43%
Other Assets and Liabilities
( 0 .23 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 48,465 $ 405,148 $ 421,991 $ 31,622
$ 48,465 $ 405,148 $ 421,991 $ 31,622
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 228 $ — $ — $ —
$ 228 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2020
See accompanying notes.
404
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.72%
Blue Chip Fund
(a)
1,330,932 $ 42,164
Core Fixed Income Fund
(a)
23,622,688 240,715
Diversified International Fund
(a)
2,716,398 34,471
Diversified Real Asset Fund
(a)
1,053,306 11,439
International Small Company Fund
(a)
898,086 9,179
MidCap Fund
(a)
603,422 18,736
MidCap Value Fund I
(a)
549,455 7,055
SmallCap Growth Fund I
(a),(b)
440,271 6,846
SmallCap Value Fund II
(a)
401,635 3,587
$ 374,192
Principal Funds, Inc. Institutional Class - 47.29%
Bond Market Index Fund
(a)
3,139,942 37,554
Equity Income Fund
(a)
899,143 27,613
High Income Fund
(a)
5,150,516 46,354
Inflation Protection Fund
(a)
3,452,645 32,075
LargeCap S&P 500 Index Fund
(a)
1,783,280 35,951
Overseas Fund
(a)
2,665,153 21,641
Short-Term Income Fund
(a)
10,726,776 134,406
$ 335,594
TOTAL INVESTMENT COMPANIES $ 709,786
Total Investments $ 709,786
Other Assets and Liabilities -  (0.01)% (98)
TOTAL NET ASSETS - 100.00% $ 709,688
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 74.06%
Domestic Equity Funds 20.00%
International Equity Funds 4.34%
Specialty Funds 1.61%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2020
See accompanying notes.
405
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,395 $ 26,303 $ 9,570 $ 42,164
Bond Market Index Fund 112,773 9,654 88,643 37,554
Core Fixed Income Fund 174,104 88,437 27,778 240,715
Diversified International Fund 27,188 12,246 5,560 34,471
Diversified Real Asset Fund 12,123 1,632 1,696 11,439
Equity Income Fund 16,807 14,954 2,854 27,613
High Income Fund 47,714 7,472 7,086 46,354
Inflation Protection Fund 32,844 2,969 6,056 32,075
International Small Company Fund 8,793 2,780 1,662 9,179
LargeCap Growth Fund I 19,700 6,825 32,433 —
LargeCap S&P 500 Index Fund 35,494 10,836 14,513 35,951
LargeCap Value Fund III 17,136 2,241 17,590 —
MidCap Fund 18,122 3,433 3,036 18,736
MidCap Value Fund I 10,933 1,388 4,286 7,055
Overseas Fund 26,704 8,374 9,011 21,641
Short-Term Income Fund 135,541 21,210 24,529 134,406
SmallCap Growth Fund I 5,812 816 831 6,846
SmallCap Value Fund II 4,964 396 1,206 3,587
$ 727,147 $ 221,966 $ 258,340 $ 709,786
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 166 $ 2,483 $ 796 $ 2,553
Bond Market Index Fund 2,578 4,534 — (764)
Core Fixed Income Fund 4,467 (15) — 5,967
Diversified International Fund 623 (1,509) — 2,106
Diversified Real Asset Fund 288 68 — (688)
Equity Income Fund 319 583 459 (1,877)
High Income Fund 2,789 (524) — (1,222)
Inflation Protection Fund 350 264 — 2,054
International Small Company Fund 258 (49) — (683)
LargeCap Growth Fund I 53 17,220 1,513 (11,312)
LargeCap S&P 500 Index Fund 737 3,074 656 1,060
LargeCap Value Fund III 397 2,343 705 (4,130)
MidCap Fund 122 735 750 (518)
MidCap Value Fund I 242 (208) 321 (772)
Overseas Fund 819 (465) — (3,961)
Short-Term Income Fund 2,506 26 — 2,158
SmallCap Growth Fund I — 106 434 943
SmallCap Value Fund II 46 263 — (830)
$ 16,760 $ 28,929 $ 5,634 $ (9,916)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2020
See accompanying notes.
406
INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .02%
Blue Chip Fund
(a)
408,478 $ 12,941
Core Fixed Income Fund
(a)
10,841,774 110,478
Diversified International Fund
(a)
1,738,013 22,055
Diversified Real Asset Fund
(a)
472,096 5,127
International Small Company Fund
(a)
599,292 6,125
LargeCap Growth Fund I
(a)
669,680 12,858
MidCap Fund
(a)
350,706 10,889
MidCap Value Fund I
(a)
469,160 6,024
SmallCap Growth Fund I
(a),(b)
302,636 4,706
SmallCap Value Fund II
(a)
276,149 2,466
$ 193,669
Principal Funds, Inc. Institutional Class - 44 .99%
Bond Market Index Fund
(a)
1,340,051 16,027
Equity Income Fund
(a)
293,123 9,002
High Income Fund
(a)
2,229,763 20,068
Inflation Protection Fund
(a)
1,615,178 15,005
LargeCap S&P 500 Index Fund
(a)
1,094,073 22,056
LargeCap Value Fund III
(a)
572,211 8,549
Overseas Fund
(a)
1,734,236 14,082
Short-Term Income Fund
(a)
4,276,649 53,586
$ 158,375
TOTAL INVESTMENT COMPANIES $ 352,044
Total Investments $ 352,044
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 351,993
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .38%
Domestic Equity Funds 25 .43%
International Equity Funds 5 .74%
Specialty Funds 1 .46%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2020
See accompanying notes.
407
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 13,123 $ 3,939 $ 7,495 $ 12,941
Bond Market Index Fund 52,956 7,590 46,262 16,027
Core Fixed Income Fund 88,012 43,945 24,396 110,478
Diversified International Fund 17,948 8,815 5,028 22,055
Diversified Real Asset Fund 5,933 1,223 1,714 5,127
Equity Income Fund 11,165 1,723 3,153 9,002
High Income Fund 22,411 4,781 6,236 20,068
Inflation Protection Fund 16,509 2,545 5,188 15,005
International Small Company Fund 5,822 2,245 1,410 6,125
LargeCap Growth Fund I 12,820 5,204 8,426 12,858
LargeCap S&P 500 Index Fund 24,006 7,035 11,273 22,056
LargeCap Value Fund III 11,333 1,940 3,299 8,549
MidCap Fund 11,927 1,740 2,931 10,889
MidCap Value Fund I 7,425 1,248 1,919 6,024
Overseas Fund 17,724 6,245 6,869 14,082
Short-Term Income Fund 56,609 13,441 17,334 53,586
SmallCap Growth Fund I 4,097 725 827 4,706
SmallCap Value Fund II 3,723 444 1,241 2,466
$ 383,543 $ 114,828 $ 155,001 $ 352,044
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 107 $ 2,145 $ 514 $ 1,229
Bond Market Index Fund 1,216 2,251 — (508)
Core Fixed Income Fund 2,184 32 — 2,885
Diversified International Fund 423 (19) — 339
Diversified Real Asset Fund 143 (194) — (121)
Equity Income Fund 210 642 307 (1,375)
High Income Fund 1,271 (463) — (425)
Inflation Protection Fund 171 (75) — 1,214
International Small Company Fund 172 (56) — (476)
LargeCap Growth Fund I 37 2,599 1,050 661
LargeCap S&P 500 Index Fund 503 3,258 447 (970)
LargeCap Value Fund III 265 251 470 (1,676)
MidCap Fund 81 705 496 (552)
MidCap Value Fund I 166 (7) 220 (723)
Overseas Fund 559 (895) — (2,123)
Short-Term Income Fund 1,024 35 — 835
SmallCap Growth Fund I — 89 309 622
SmallCap Value Fund II 35 197 — (657)
$ 8,567 $ 10,495 $ 3,813 $ (1,821)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2020
See accompanying notes.
408
Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.33%
Blue Chip Fund
(a)
5,322,608 $ 168,620
Core Fixed Income Fund
(a)
100,065,235 1,019,665
Diversified International Fund
(a)
22,373,863 283,924
Diversified Real Asset Fund
(a)
4,823,142 52,379
International Small Company Fund
(a)
7,324,535 74,857
LargeCap Growth Fund I
(a)
8,524,760 163,675
MidCap Fund
(a)
4,149,806 128,852
MidCap Value Fund I
(a)
5,982,143 76,811
SmallCap Growth Fund I
(a),(b)
3,587,526 55,786
SmallCap Value Fund II
(a)
3,324,376 29,687
$ 2,054,256
Principal Funds, Inc. Institutional Class - 42.68%
Bond Market Index Fund
(a)
12,136,648 145,154
Equity Income Fund
(a)
3,698,106 113,569
High Income Fund
(a)
19,425,959 174,833
Inflation Protection Fund
(a)
15,851,678 147,262
LargeCap S&P 500 Index Fund
(a)
13,957,028 281,374
LargeCap Value Fund III
(a)
7,213,241 107,766
Overseas Fund
(a)
21,825,020 177,219
Short-Term Income Fund
(a)
30,521,782 382,438
$ 1,529,615
TOTAL INVESTMENT COMPANIES $ 3,583,871
Total Investments $ 3,583,871
Other Assets and Liabilities -  (0.01)% (346)
TOTAL NET ASSETS - 100.00% $ 3,583,525
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 60.08%
Domestic Equity Funds 31.44%
International Equity Funds 7.03%
Specialty Funds 1.46%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2020
See accompanying notes.
409
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 166,529 $ 29,912 $ 68,061 $ 168,620
Bond Market Index Fund 477,486 38,510 386,442 145,154
Core Fixed Income Fund 839,402 333,280 180,219 1,019,665
Diversified International Fund 248,544 84,769 52,517 283,924
Diversified Real Asset Fund 65,640 2,411 11,961 52,379
Equity Income Fund 144,998 7,853 29,178 113,569
High Income Fund 194,904 27,636 40,218 174,833
Inflation Protection Fund 162,314 13,730 39,825 147,262
International Small Company Fund 77,513 16,450 12,088 74,857
LargeCap Growth Fund I 167,999 38,187 81,569 163,675
LargeCap S&P 500 Index Fund 307,006 50,759 102,615 281,374
LargeCap Value Fund III 146,160 10,354 29,905 107,766
MidCap Fund 150,763 8,307 31,486 128,852
MidCap Value Fund I 99,079 5,975 18,143 76,811
Overseas Fund 239,219 57,922 79,762 177,219
Short-Term Income Fund 389,904 83,178 96,399 382,438
SmallCap Growth Fund I 50,921 4,194 7,661 55,786
SmallCap Value Fund II 45,945 820 11,036 29,687
$ 3,974,326 $ 814,247 $ 1,279,085 $ 3,583,871
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,353 $ 22,413 $ 6,503 $ 17,827
Bond Market Index Fund 11,193 20,584 — (4,984)
Core Fixed Income Fund 20,646 (338) — 27,540
Diversified International Fund 5,658 (11,720) — 14,848
Diversified Real Asset Fund 1,559 (1,034) — (2,677)
Equity Income Fund 2,686 8,928 3,956 (19,032)
High Income Fund 10,937 (2,951) — (4,538)
Inflation Protection Fund 1,689 (50) — 11,093
International Small Company Fund 2,270 (390) — (6,628)
LargeCap Growth Fund I 459 29,347 13,079 9,711
LargeCap S&P 500 Index Fund 6,351 30,933 5,651 (4,709)
LargeCap Value Fund III 3,294 2,936 5,850 (21,779)
MidCap Fund 1,000 10,381 6,182 (9,113)
MidCap Value Fund I 2,196 (1,628) 2,910 (8,472)
Overseas Fund 7,306 (11,081) — (29,079)
Short-Term Income Fund 7,003 127 — 5,628
SmallCap Growth Fund I — 1,825 3,802 6,507
SmallCap Value Fund II 428 2,222 — (8,264)
$ 86,028 $ 100,504 $ 47,933 $ (26,121)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2020
See accompanying notes.
410
INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .62%
Blue Chip Fund
(a)
2,571,709 $ 81,472
Core Fixed Income Fund
(a)
39,560,906 403,125
Diversified International Fund
(a)
11,673,422 148,136
Diversified Real Asset Fund
(a)
2,278,655 24,746
International Small Company Fund
(a)
3,583,730 36,626
LargeCap Growth Fund I
(a)
4,195,502 80,554
MidCap Fund
(a)
2,130,973 66,167
MidCap Value Fund I
(a)
3,199,390 41,080
SmallCap Growth Fund I
(a),(b)
1,876,368 29,177
SmallCap Value Fund II
(a)
1,887,485 16,855
$ 927,938
Principal Funds, Inc. Institutional Class - 39 .39%
Bond Market Index Fund
(a)
4,285,248 51,252
Equity Income Fund
(a)
1,950,699 59,906
High Income Fund
(a)
7,235,257 65,117
Inflation Protection Fund
(a)
5,120,342 47,568
LargeCap S&P 500 Index Fund
(a)
6,997,768 141,075
LargeCap Value Fund III
(a)
3,814,658 56,991
Overseas Fund
(a)
11,408,228 92,635
Short-Term Income Fund
(a)
7,047,689 88,307
$ 602,851
TOTAL INVESTMENT COMPANIES $ 1,530,789
Total Investments $ 1,530,789
Other Assets and Liabilities -  (0.01)% (134)
TOTAL NET ASSETS - 100.00% $ 1,530,655
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 52 .51%
Domestic Equity Funds 37 .44%
International Equity Funds 8 .44%
Specialty Funds 1 .62%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2020
See accompanying notes.
411
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 80,463 $ 20,701 $ 38,937 $ 81,472
Bond Market Index Fund 158,943 26,286 139,508 51,252
Core Fixed Income Fund 260,698 193,950 61,891 403,125
Diversified International Fund 110,142 56,052 19,962 148,136
Diversified Real Asset Fund 25,304 4,897 3,983 24,746
Equity Income Fund 67,862 10,487 13,681 59,906
High Income Fund 66,032 14,353 12,578 65,117
Inflation Protection Fund 44,987 10,147 10,804 47,568
International Small Company Fund 32,612 11,885 4,668 36,626
LargeCap Growth Fund I 89,235 21,920 49,498 80,554
LargeCap S&P 500 Index Fund 143,097 35,558 50,006 141,075
LargeCap Value Fund III 67,259 11,631 12,901 56,991
MidCap Fund 76,321 10,123 21,054 66,167
MidCap Value Fund I 44,182 8,129 6,469 41,080
Overseas Fund 110,797 38,602 37,493 92,635
Short-Term Income Fund 72,728 30,641 16,259 88,307
SmallCap Growth Fund I 24,457 4,280 3,857 29,177
SmallCap Value Fund II 20,388 3,521 3,964 16,855
$ 1,495,507 $ 513,163 $ 507,513 $ 1,530,789
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 614 $ 10,507 $ 2,943 $ 8,738
Bond Market Index Fund 3,765 7,088 — (1,557)
Core Fixed Income Fund 7,804 (163) — 10,531
Diversified International Fund 2,608 (450) — 2,354
Diversified Real Asset Fund 622 (480) — (992)
Equity Income Fund 1,325 782 1,825 (5,544)
High Income Fund 3,987 (1,017) — (1,673)
Inflation Protection Fund 490 (56) — 3,294
International Small Company Fund 979 (432) — (2,771)
LargeCap Growth Fund I 211 16,116 6,024 2,781
LargeCap S&P 500 Index Fund 2,860 7,407 2,544 5,019
LargeCap Value Fund III 1,547 144 2,747 (9,142)
MidCap Fund 462 3,199 2,839 (2,422)
MidCap Value Fund I 1,002 (845) 1,327 (3,917)
Overseas Fund 3,447 (7,761) — (11,510)
Short-Term Income Fund 1,433 13 — 1,184
SmallCap Growth Fund I — 334 1,803 3,963
SmallCap Value Fund II 202 (907) — (2,183)
$ 33,358 $ 33,479 $ 22,052 $ (3,847)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2020
See accompanying notes.
412
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63.97%
Blue Chip Fund
(a)
6,849,385 $ 216,988
Core Fixed Income Fund
(a)
126,911,294 1,293,226
Diversified International Fund
(a)
47,865,059 607,408
Diversified Real Asset Fund
(a)
7,672,557 83,324
International Small Company Fund
(a)
15,408,567 157,476
LargeCap Growth Fund I
(a)
23,858,452 458,082
MidCap Fund
(a)
8,478,136 263,246
MidCap Value Fund I
(a)
12,829,318 164,728
SmallCap Growth Fund I
(a),(b)
7,395,031 114,993
SmallCap Value Fund II
(a)
7,429,228 66,343
$ 3,425,814
Principal Funds, Inc. Institutional Class - 36.04%
Bond Market Index Fund
(a)
13,993,101 167,358
Equity Income Fund
(a)
4,736,010 145,443
High Income Fund
(a)
24,595,139 221,356
Inflation Protection Fund
(a)
13,818,110 128,370
LargeCap S&P 500 Index Fund
(a)
28,532,042 575,206
LargeCap Value Fund III
(a)
20,983,485 313,493
Overseas Fund
(a)
46,622,832 378,578
$ 1,929,804
TOTAL INVESTMENT COMPANIES $ 5,355,618
Total Investments $ 5,355,618
Other Assets and Liabilities -  (0.01)% (484)
TOTAL NET ASSETS - 100.00% $ 5,355,134
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 45.15%
Domestic Equity Funds 43.29%
International Equity Funds 10.01%
Specialty Funds 1.56%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2020
See accompanying notes.
413
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 163,232 $ 58,842 $ 43,718 $ 216,988
Bond Market Index Fund 506,270 49,488 406,286 167,358
Core Fixed Income Fund 488,684 948,009 178,361 1,293,226
Core Plus Bond Fund 319,186 — 317,689 —
Diversified International Fund 441,157 217,884 55,772 607,408
Diversified Real Asset Fund 94,218 5,349 10,746 83,324
Equity Income Fund 145,341 31,375 20,673 145,443
High Income Fund 232,314 31,709 33,887 221,356
Inflation Protection Fund 128,198 17,557 26,359 128,370
International Small Company Fund 152,605 37,571 18,674 157,476
LargeCap Growth Fund I 509,847 87,649 246,763 458,082
LargeCap S&P 500 Index Fund 626,098 84,831 184,678 575,206
LargeCap Value Fund III 420,861 35,473 87,464 313,493
MidCap Fund 328,343 19,340 87,420 263,246
MidCap Value Fund I 189,596 17,478 21,993 164,728
Origin Emerging Markets Fund 107,313 12,955 130,019 —
Overseas Fund 433,854 135,413 116,107 378,578
SmallCap Growth Fund I 104,443 9,838 16,253 114,993
SmallCap Value Fund II 87,833 2,771 11,932 66,343
$ 5,479,393 $ 1,803,532 $ 2,014,794 $ 5,355,618
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,222 $ 9,441 $ 5,867 $ 29,191
Bond Market Index Fund 12,116 20,461 — (2,575)
Core Fixed Income Fund 24,716 (276) — 35,170
Core Plus Bond Fund 161 9,935 — (11,432)
Diversified International Fund 10,000 (8,805) — 12,944
Diversified Real Asset Fund 2,277 (1,249) — (4,248)
Equity Income Fund 2,721 2,175 3,883 (12,775)
High Income Fund 13,767 (2,773) — (6,007)
Inflation Protection Fund 1,371 108 — 8,866
International Small Company Fund 4,348 (459) — (13,567)
LargeCap Growth Fund I 1,273 80,485 36,280 26,864
LargeCap S&P 500 Index Fund 12,263 42,361 10,906 6,594
LargeCap Value Fund III 9,526 (10,406) 16,910 (44,971)
MidCap Fund 1,921 18,700 11,836 (15,717)
MidCap Value Fund I 4,246 (1,947) 5,624 (18,406)
Origin Emerging Markets Fund 1,855 16,005 — (6,254)
Overseas Fund 13,161 (18,085) — (56,497)
SmallCap Growth Fund I — 2,431 7,386 14,534
SmallCap Value Fund II 804 (1,394) — (10,935)
$ 117,748 $ 156,708 $ 98,692 $ (69,221)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2020
See accompanying notes.
414
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62.89%
Blue Chip Fund
(a)
1,493,913 $ 47,327
Core Fixed Income Fund
(a)
27,281,130 277,995
Diversified International Fund
(a)
11,506,926 146,023
International Small Company Fund
(a)
3,993,340 40,812
LargeCap Growth Fund I
(a)
6,587,223 126,474
MidCap Fund
(a)
377,257 11,714
MidCap Value Fund I
(a)
3,698,098 47,483
Origin Emerging Markets Fund
(a)
2,752,179 33,466
Real Estate Securities Fund
(a)
1,116,423 26,292
SmallCap Growth Fund I
(a),(b)
1,861,978 28,954
SmallCap Value Fund II
(a)
1,990,563 17,776
$ 804,316
Principal Funds, Inc. Institutional Class - 37.12%
Equity Income Fund
(a)
1,044,107 32,064
High Income Fund
(a)
5,307,183 47,765
LargeCap S&P 500 Index Fund
(a)
7,573,808 152,688
LargeCap Value Fund III
(a)
6,126,286 91,527
MidCap Growth Fund III
(a),(b)
4,326,183 58,966
Overseas Fund
(a)
11,301,477 91,768
$ 474,778
TOTAL INVESTMENT COMPANIES $ 1,279,094
Total Investments $ 1,279,094
Other Assets and Liabilities -  (0.01)% (83)
TOTAL NET ASSETS - 100.00% $ 1,279,011
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50.15%
Fixed Income Funds 36.88%
International Equity Funds 12.98%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2020
See accompanying notes.
415
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 36,998 $ 10,430 $ 9,903 $ 47,327
Bond Market Index Fund 80,174 31,679 115,576 —
Core Fixed Income Fund 112,988 209,820 50,914 277,995
Core Plus Bond Fund 79,899 284 79,538 —
Diversified International Fund 101,704 56,923 14,150 146,023
Equity Income Fund 34,886 5,298 5,617 32,064
High Income Fund 44,876 11,646 6,944 47,765
International Small Company Fund 35,314 13,278 4,273 40,812
LargeCap Growth Fund I 118,018 31,354 50,336 126,474
LargeCap S&P 500 Index Fund 149,568 34,073 43,967 152,688
LargeCap Value Fund III 101,611 17,591 13,417 91,527
MidCap Fund — 12,201 45 11,714
MidCap Growth Fund III 58,314 10,581 18,638 58,966
MidCap Value Fund I 50,268 9,531 6,833 47,483
Origin Emerging Markets Fund 28,076 7,101 4,705 33,466
Overseas Fund 102,082 36,493 28,261 91,768
Real Estate Securities Fund 30,409 4,168 2,799 26,292
SmallCap Growth Fund I 23,185 4,136 2,526 28,954
SmallCap Value Fund II 21,120 2,579 2,687 17,776
$ 1,209,490 $ 509,166 $ 461,129 $ 1,279,094
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 312 $ 1,419 $ 1,500 $ 8,383
Bond Market Index Fund 2,311 7,188 — (3,465)
Core Fixed Income Fund 4,657 (143) — 6,244
Core Plus Bond Fund 92 4,844 — (5,489)
Diversified International Fund 2,409 (297) — 1,843
Equity Income Fund 696 159 965 (2,662)
High Income Fund 2,819 (1,160) — (653)
International Small Company Fund 1,056 (464) — (3,043)
LargeCap Growth Fund I 313 11,932 8,925 15,506
LargeCap S&P 500 Index Fund 3,067 6,236 2,726 6,778
LargeCap Value Fund III 2,386 (1,583) 4,233 (12,675)
MidCap Fund — (1) — (441)
MidCap Growth Fund III — 2,488 4,769 6,221
MidCap Value Fund I 1,131 (836) 1,497 (4,647)
Origin Emerging Markets Fund 524 62 — 2,932
Overseas Fund 3,252 (7,146) — (11,400)
Real Estate Securities Fund 597 (269) 260 (5,217)
SmallCap Growth Fund I — 103 1,752 4,056
SmallCap Value Fund II 200 (700) — (2,536)
$ 25,822 $ 21,832 $ 26,627 $ (265)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2020
See accompanying notes.
416
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.71%
Blue Chip Fund
(a)
4,509,359 $ 142,857
Core Fixed Income Fund
(a)
60,661,219 618,138
Diversified International Fund
(a)
37,209,382 472,187
International Small Company Fund
(a)
12,430,671 127,041
LargeCap Growth Fund I
(a)
20,926,110 401,781
MidCap Value Fund I
(a)
12,404,855 159,278
Origin Emerging Markets Fund
(a)
9,748,618 118,543
Real Estate Securities Fund
(a)
3,453,156 81,322
SmallCap Growth Fund I
(a),(b)
6,049,313 94,067
SmallCap Value Fund II
(a)
6,592,847 58,874
$ 2,274,088
Principal Funds, Inc. Institutional Class - 40.30%
Equity Income Fund
(a)
3,389,339 104,087
High Income Fund
(a)
12,886,924 115,982
LargeCap S&P 500 Index Fund
(a)
24,322,402 490,340
LargeCap Value Fund III
(a)
19,891,802 297,184
MidCap Growth Fund III
(a),(b)
16,854,177 229,722
Overseas Fund
(a)
36,644,485 297,553
$ 1,534,868
TOTAL INVESTMENT COMPANIES $ 3,808,956
Total Investments $ 3,808,956
Other Assets and Liabilities -  (0.01)% (388)
TOTAL NET ASSETS - 100.00% $ 3,808,568
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54.07%
Fixed Income Funds 31.68%
International Equity Funds 14.26%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2020
See accompanying notes.
417
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 133,767 $ 16,739 $ 38,514 $ 142,857
Bond Market Index Fund 199,242 45,766 252,796 —
Core Fixed Income Fund 68,645 621,300 86,331 618,138
Core Plus Bond Fund 325,975 147 324,147 —
Diversified International Fund 360,388 149,009 41,494 472,187
Equity Income Fund 122,315 8,194 17,897 104,087
High Income Fund 100,865 37,829 18,281 115,982
International Small Company Fund 116,785 32,997 11,487 127,041
LargeCap Growth Fund I 402,150 61,056 145,210 401,781
LargeCap S&P 500 Index Fund 516,283 56,815 119,593 490,340
LargeCap Value Fund III 355,842 30,236 41,156 297,184
MidCap Growth Fund III 211,597 21,108 30,816 229,722
MidCap Value Fund I 176,883 17,148 15,454 159,278
Origin Emerging Markets Fund 104,360 16,769 12,795 118,543
Overseas Fund 354,908 97,706 92,939 297,553
Real Estate Securities Fund 94,338 10,427 5,934 81,322
SmallCap Growth Fund I 81,683 7,757 9,037 94,067
SmallCap Value Fund II 72,641 2,736 5,601 58,874
$ 3,798,667 $ 1,233,739 $ 1,269,482 $ 3,808,956
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,065 $ 11,900 $ 5,110 $ 18,965
Bond Market Index Fund 5,384 15,688 — (7,900)
Core Fixed Income Fund 10,396 (93) — 14,617
Core Plus Bond Fund 492 7,270 — (9,245)
Diversified International Fund 8,304 (7,345) — 11,629
Equity Income Fund 2,290 1,931 3,247 (10,456)
High Income Fund 6,952 (2,163) — (2,268)
International Small Company Fund 3,362 (1,021) — (10,233)
LargeCap Growth Fund I 1,055 52,032 30,075 31,753
LargeCap S&P 500 Index Fund 10,316 23,046 9,174 13,789
LargeCap Value Fund III 8,024 (3,504) 14,242 (44,234)
MidCap Growth Fund III — 2,450 16,768 25,383
MidCap Value Fund I 3,979 (1,887) 5,271 (17,412)
Origin Emerging Markets Fund 1,896 254 — 9,955
Overseas Fund 10,776 (15,262) — (46,860)
Real Estate Securities Fund 1,887 (552) 852 (16,957)
SmallCap Growth Fund I — 1,200 5,987 12,464
SmallCap Value Fund II 675 (797) — (10,105)
$ 76,853 $ 83,147 $ 90,726 $ (37,115)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2020
See accompanying notes.
418
INVESTMENT COMPANIES - 99 .97 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .50%
Blue Chip Fund
(a)
1,241,414 $ 39,328
Core Fixed Income Fund
(a)
10,807,515 110,129
Diversified International Fund
(a)
10,017,481 127,122
International Small Company Fund
(a)
3,224,702 32,956
LargeCap Growth Fund I
(a)
5,385,052 103,393
MidCap Value Fund I
(a)
3,428,880 44,027
Origin Emerging Markets Fund
(a)
2,633,868 32,028
Real Estate Securities Fund
(a)
872,310 20,543
SmallCap Growth Fund I
(a),(b)
1,669,348 25,958
SmallCap Value Fund II
(a)
1,765,480 15,766
$ 551,250
Principal Funds, Inc. Institutional Class - 42 .47%
Equity Income Fund
(a)
903,763 27,754
High Income Fund
(a)
2,598,259 23,384
LargeCap S&P 500 Index Fund
(a)
6,598,640 133,029
LargeCap Value Fund III
(a)
5,425,591 81,058
MidCap Growth Fund III
(a),(b)
4,584,346 62,485
Overseas Fund
(a)
9,774,346 79,368
$ 407,078
TOTAL INVESTMENT COMPANIES $ 958,328
Total Investments $ 958,328
Other Assets and Liabilities -  0.03% 285
TOTAL NET ASSETS - 100.00% $ 958,613
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 57 .72%
Fixed Income Funds 27 .19%
International Equity Funds 15 .06%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2020
See accompanying notes.
419
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 32,466 $ 7,655 $ 8,513 $ 39,328
Bond Market Index Fund 24,825 16,934 42,999 —
Core Fixed Income Fund 15,142 121,594 29,118 110,129
Core Plus Bond Fund 61,703 299 61,837 —
Diversified International Fund 90,599 47,254 12,432 127,122
Equity Income Fund 30,431 4,618 5,230 27,754
High Income Fund 21,545 8,087 5,346 23,384
International Small Company Fund 27,941 10,692 2,987 32,956
LargeCap Growth Fund I 99,484 23,461 41,191 103,393
LargeCap S&P 500 Index Fund 127,529 24,858 28,658 133,029
LargeCap Value Fund III 88,885 15,438 11,201 81,058
MidCap Growth Fund III 53,566 9,606 8,477 62,485
MidCap Value Fund I 44,826 8,497 4,516 44,027
Origin Emerging Markets Fund 26,118 6,428 3,335 32,028
Overseas Fund 89,423 32,834 27,274 79,368
Real Estate Securities Fund 20,179 6,479 1,923 20,543
SmallCap Growth Fund I 20,988 3,734 2,546 25,958
SmallCap Value Fund II 18,359 2,422 2,259 15,766
$ 894,009 $ 350,890 $ 299,842 $ 958,328
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 264 $ 1,416 $ 1,269 $ 6,304
Bond Market Index Fund 881 2,091 — (851)
Core Fixed Income Fund 1,923 (4) — 2,515
Core Plus Bond Fund 131 1,927 — (2,092)
Diversified International Fund 2,125 (219) — 1,920
Equity Income Fund 595 269 812 (2,334)
High Income Fund 1,412 (890) — (12)
International Small Company Fund 827 (298) — (2,392)
LargeCap Growth Fund I 261 9,243 7,432 12,396
LargeCap S&P 500 Index Fund 2,584 1,526 2,298 7,774
LargeCap Value Fund III 2,036 (1,072) 3,614 (10,992)
MidCap Growth Fund III — 364 4,205 7,426
MidCap Value Fund I 1,017 (1,001) 1,347 (3,779)
Origin Emerging Markets Fund 479 49 — 2,768
Overseas Fund 2,775 (6,392) — (9,223)
Real Estate Securities Fund 464 (219) 202 (3,973)
SmallCap Growth Fund I — 152 1,540 3,630
SmallCap Value Fund II 173 (838) — (1,918)
$ 17,947 $ 6,104 $ 22,719 $ 7,167
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2020
See accompanying notes.
420
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56.21%
Blue Chip Fund
(a)
3,117,739 $ 98,770
Core Fixed Income Fund
(a)
18,309,643 186,575
Diversified International Fund
(a)
25,185,299 319,601
International Small Company Fund
(a)
8,098,126 82,763
LargeCap Growth Fund I
(a)
13,665,731 262,382
MidCap Value Fund I
(a)
8,570,952 110,051
Origin Emerging Markets Fund
(a)
6,649,170 80,854
Real Estate Securities Fund
(a)
2,089,647 49,211
SmallCap Growth Fund I
(a),(b)
4,203,568 65,366
SmallCap Value Fund II
(a)
4,506,852 40,246
$ 1,295,819
Principal Funds, Inc. Institutional Class - 43.80%
Equity Income Fund
(a)
2,266,672 69,610
High Income Fund
(a)
4,735,478 42,619
LargeCap S&P 500 Index Fund
(a)
16,676,126 336,191
LargeCap Value Fund III
(a)
13,586,438 202,981
MidCap Growth Fund III
(a),(b)
11,550,135 157,428
Overseas Fund
(a)
24,745,126 200,931
$ 1,009,760
TOTAL INVESTMENT COMPANIES $ 2,305,579
Total Investments $ 2,305,579
Other Assets and Liabilities -  (0.01)% (236)
TOTAL NET ASSETS - 100.00% $ 2,305,343
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.39%
Fixed Income Funds 23.80%
International Equity Funds 15.82%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2020
See accompanying notes.
421
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 87,868 $ 11,322 $ 19,605 $ 98,770
Bond Market Index Fund 54,252 18,706 74,955 —
Core Fixed Income Fund 40,379 212,747 71,199 186,575
Core Plus Bond Fund 84,377 360 84,511 —
Diversified International Fund 236,706 105,543 26,274 319,601
Equity Income Fund 79,909 8,285 13,085 69,610
High Income Fund 37,420 17,500 10,667 42,619
International Small Company Fund 75,254 23,821 9,108 82,763
LargeCap Growth Fund I 264,606 39,293 94,859 262,382
LargeCap S&P 500 Index Fund 335,991 37,704 59,298 336,191
LargeCap Value Fund III 234,837 26,907 27,105 202,981
MidCap Growth Fund III 141,280 16,953 19,985 157,428
MidCap Value Fund I 116,498 16,484 10,138 110,051
Origin Emerging Markets Fund 70,257 11,300 7,770 80,854
Overseas Fund 233,080 70,943 62,177 200,931
Real Estate Securities Fund 56,155 7,570 4,083 49,211
SmallCap Growth Fund I 55,186 6,534 5,762 65,366
SmallCap Value Fund II 49,634 3,244 5,234 40,246
$ 2,253,689 $ 635,216 $ 605,815 $ 2,305,579
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 680 $ 4,617 $ 3,262 $ 14,568
Bond Market Index Fund 1,613 3,327 — (1,330)
Core Fixed Income Fund 3,496 70 — 4,578
Core Plus Bond Fund 178 2,139 — (2,365)
Diversified International Fund 5,663 (4,358) — 7,984
Equity Income Fund 1,522 967 2,150 (6,466)
High Income Fund 2,618 (958) — (676)
International Small Company Fund 2,185 (843) — (6,361)
LargeCap Growth Fund I 675 30,744 19,237 22,598
LargeCap S&P 500 Index Fund 6,723 7,733 5,977 14,061
LargeCap Value Fund III 5,373 (2,138) 9,534 (29,520)
MidCap Growth Fund III — 909 10,933 18,271
MidCap Value Fund I 2,677 (1,463) 3,545 (11,330)
Origin Emerging Markets Fund 1,286 135 — 6,932
Overseas Fund 7,395 (13,144) — (27,771)
Real Estate Securities Fund 1,134 (380) 508 (10,051)
SmallCap Growth Fund I — 529 4,013 8,879
SmallCap Value Fund II 472 (1,638) — (5,760)
$ 43,690 $ 26,248 $ 59,159 $ (3,759)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2020
See accompanying notes.
422
INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .30%
Blue Chip Fund
(a)
729,309 $ 23,105
Core Fixed Income Fund
(a)
2,737,727 27,897
Diversified International Fund
(a)
5,821,460 73,874
International Small Company Fund
(a)
1,859,102 19,000
LargeCap Growth Fund I
(a)
3,138,065 60,251
MidCap Value Fund I
(a)
2,012,929 25,846
Origin Emerging Markets Fund
(a)
1,587,323 19,302
Real Estate Securities Fund
(a)
465,494 10,962
SmallCap Growth Fund I
(a),(b)
958,692 14,908
SmallCap Value Fund II
(a)
1,067,643 9,534
$ 284,679
Principal Funds, Inc. Institutional Class - 44 .71%
Equity Income Fund
(a)
537,975 16,521
High Income Fund
(a)
924,910 8,324
LargeCap S&P 500 Index Fund
(a)
3,737,407 75,346
LargeCap Value Fund III
(a)
3,147,193 47,019
MidCap Growth Fund III
(a),(b)
2,678,266 36,505
Overseas Fund
(a)
5,722,730 46,469
$ 230,184
TOTAL INVESTMENT COMPANIES $ 514,863
Total Investments $ 514,863
Other Assets and Liabilities -  (0.01)% (42)
TOTAL NET ASSETS - 100.00% $ 514,821
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .15%
Fixed Income Funds 21 .39%
International Equity Funds 16 .47%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2020
See accompanying notes.
423
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,175 $ 4,430 $ 5,853 $ 23,105
Bond Market Index Fund 4,066 9,387 13,768 —
Core Fixed Income Fund — 34,087 7,049 27,897
Core Plus Bond Fund 13,886 162 14,010 —
Diversified International Fund 51,345 29,731 8,427 73,874
Equity Income Fund 17,728 3,724 3,775 16,521
High Income Fund 9,468 1,976 2,869 8,324
International Small Company Fund 15,901 7,173 2,614 19,000
LargeCap Growth Fund I 57,016 13,909 22,417 60,251
LargeCap S&P 500 Index Fund 70,290 15,096 14,716 75,346
LargeCap Value Fund III 50,541 11,800 8,582 47,019
MidCap Growth Fund III 30,029 7,203 5,363 36,505
MidCap Value Fund I 25,358 6,837 3,673 25,846
Origin Emerging Markets Fund 15,368 4,764 2,597 19,302
Overseas Fund 50,171 21,600 16,545 46,469
Real Estate Securities Fund 10,732 3,908 1,487 10,962
SmallCap Growth Fund I 11,917 2,934 2,208 14,908
SmallCap Value Fund II 10,663 2,006 1,584 9,534
$ 464,654 $ 180,727 $ 137,537 $ 514,863
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 157 $ 703 $ 751 $ 3,650
Bond Market Index Fund 257 453 — (138)
Core Fixed Income Fund 542 130 — 729
Core Plus Bond Fund 30 332 — (370)
Diversified International Fund 1,222 (447) — 1,672
Equity Income Fund 352 (37) 478 (1,119)
High Income Fund 511 (210) — (41)
International Small Company Fund 472 (394) — (1,066)
LargeCap Growth Fund I 147 2,990 4,196 8,753
LargeCap S&P 500 Index Fund 1,436 433 1,276 4,243
LargeCap Value Fund III 1,166 (917) 2,068 (5,823)
MidCap Growth Fund III — 100 2,361 4,536
MidCap Value Fund I 595 (906) 787 (1,770)
Origin Emerging Markets Fund 287 12 — 1,755
Overseas Fund 1,583 (4,120) — (4,637)
Real Estate Securities Fund 247 (183) 107 (2,008)
SmallCap Growth Fund I — (11) 874 2,276
SmallCap Value Fund II 101 (590) — (961)
$ 9,105 $ (2,662) $ 12,898 $ 9,681
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2020
See accompanying notes.
424
INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .72%
Blue Chip Fund
(a)
627,142 $ 19,868
Core Fixed Income Fund
(a)
1,652,055 16,834
Diversified International Fund
(a)
5,090,832 64,603
International Small Company Fund
(a)
1,621,753 16,574
LargeCap Growth Fund I
(a)
2,734,990 52,512
MidCap Value Fund I
(a)
1,780,708 22,864
Origin Emerging Markets Fund
(a)
1,474,687 17,932
Real Estate Securities Fund
(a)
404,076 9,516
SmallCap Growth Fund I
(a),(b)
848,671 13,197
SmallCap Value Fund II
(a)
950,360 8,487
$ 242,387
Principal Funds, Inc. Institutional Class - 45 .29%
Equity Income Fund
(a)
472,888 14,522
High Income Fund
(a)
645,768 5,812
LargeCap S&P 500 Index Fund
(a)
3,276,369 66,052
LargeCap Value Fund III
(a)
2,770,291 41,388
MidCap Growth Fund III
(a),(b)
2,341,072 31,909
Overseas Fund
(a)
5,037,830 40,907
$ 200,590
TOTAL INVESTMENT COMPANIES $ 442,977
Total Investments $ 442,977
Other Assets and Liabilities -  (0.01)% (57)
TOTAL NET ASSETS - 100.00% $ 442,920
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .29%
Fixed Income Funds 19 .69%
International Equity Funds 17 .03%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2020
See accompanying notes.
425
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 15,781 $ 4,158 $ 3,579 $ 19,868
Bond Market Index Fund 3,328 6,477 10,036 —
Core Fixed Income Fund — 21,896 5,554 16,834
Core Plus Bond Fund 7,858 106 7,943 —
Diversified International Fund 41,985 27,219 5,680 64,603
Equity Income Fund 14,005 3,793 2,326 14,522
High Income Fund 6,454 1,674 2,148 5,812
International Small Company Fund 12,798 6,525 1,547 16,574
LargeCap Growth Fund I 45,234 13,345 15,748 52,512
LargeCap S&P 500 Index Fund 56,270 15,175 9,195 66,052
LargeCap Value Fund III 40,452 11,976 5,464 41,388
MidCap Growth Fund III 23,857 7,258 3,092 31,909
MidCap Value Fund I 20,704 6,756 2,404 22,864
Origin Emerging Markets Fund 13,346 4,868 1,865 17,932
Overseas Fund 41,073 19,809 12,665 40,907
Real Estate Securities Fund 8,750 3,507 933 9,516
SmallCap Growth Fund I 9,542 2,988 1,225 13,197
SmallCap Value Fund II 8,655 2,311 1,162 8,487
$ 370,092 $ 159,841 $ 92,566 $ 442,977
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 123 $ 203 $ 589 $ 3,305
Bond Market Index Fund 184 384 — (153)
Core Fixed Income Fund 312 106 — 386
Core Plus Bond Fund 17 154 — (175)
Diversified International Fund 1,000 (414) — 1,493
Equity Income Fund 291 (80) 381 (870)
High Income Fund 343 (93) — (75)
International Small Company Fund 388 (262) — (940)
LargeCap Growth Fund I 118 1,272 3,367 8,409
LargeCap S&P 500 Index Fund 1,160 76 1,029 3,726
LargeCap Value Fund III 945 (550) 1,673 (5,026)
MidCap Growth Fund III — 8 1,912 3,878
MidCap Value Fund I 484 (604) 640 (1,588)
Origin Emerging Markets Fund 251 (20) — 1,603
Overseas Fund 1,306 (3,193) — (4,117)
Real Estate Securities Fund 205 (107) 85 (1,701)
SmallCap Growth Fund I — (42) 709 1,934
SmallCap Value Fund II 84 (477) — (840)
$ 7,211 $ (3,639) $ 10,385 $ 9,249
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2020
See accompanying notes.
426
INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .65%
Blue Chip Fund
(a)
41,988 $ 1,330
Core Fixed Income Fund
(a)
90,034 917
Diversified International Fund
(a)
358,670 4,551
International Small Company Fund
(a)
113,003 1,155
LargeCap Growth Fund I
(a)
193,107 3,708
MidCap Value Fund I
(a)
130,583 1,677
Origin Emerging Markets Fund
(a)
104,179 1,267
Real Estate Securities Fund
(a)
29,016 683
SmallCap Growth Fund I
(a),(b)
58,779 914
SmallCap Value Fund II
(a)
71,871 642
$ 16,844
Principal Funds, Inc. Institutional Class - 45 .41%
Equity Income Fund
(a)
33,773 1,037
High Income Fund
(a)
29,132 262
LargeCap S&P 500 Index Fund
(a)
227,728 4,591
LargeCap Value Fund III
(a)
201,250 3,007
MidCap Growth Fund III
(a),(b)
163,242 2,225
Overseas Fund
(a)
354,116 2,876
$ 13,998
TOTAL INVESTMENT COMPANIES $ 30,842
Total Investments $ 30,842
Other Assets and Liabilities -  (0.06)% (17)
TOTAL NET ASSETS - 100.00% $ 30,825
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .28%
Fixed Income Funds 18 .59%
International Equity Funds 17 .19%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2020
See accompanying notes.
427
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 640 $ 906 $ 463 $ 1,330
Bond Market Index Fund 201 393 609 —
Core Fixed Income Fund — 1,288 394 917
Core Plus Bond Fund 356 46 401 —
Diversified International Fund 1,827 4,024 1,495 4,551
Equity Income Fund 584 910 433 1,037
High Income Fund 253 312 289 262
International Small Company Fund 560 1,055 438 1,155
LargeCap Growth Fund I 1,858 2,806 1,692 3,708
LargeCap S&P 500 Index Fund 2,355 3,620 1,756 4,591
LargeCap Value Fund III 1,714 2,768 1,245 3,007
MidCap Growth Fund III 997 1,570 681 2,225
MidCap Value Fund I 885 1,522 671 1,677
Origin Emerging Markets Fund 576 1,004 446 1,267
Overseas Fund 1,782 3,390 1,969 2,876
Real Estate Securities Fund 398 658 286 683
SmallCap Growth Fund I 391 643 276 914
SmallCap Value Fund II 363 609 275 642
$ 15,740 $ 27,524 $ 13,819 $ 30,842
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 6 $ 12 $ 25 $ 235
Bond Market Index Fund 8 27 — (12)
Core Fixed Income Fund 15 2 — 21
Core Plus Bond Fund 1 13 — (14)
Diversified International Fund 48 (139) — 334
Equity Income Fund 19 (39) 18 15
High Income Fund 16 (17) — 3
International Small Company Fund 19 (76) — 54
LargeCap Growth Fund I 6 71 155 665
LargeCap S&P 500 Index Fund 53 (31) 47 403
LargeCap Value Fund III 44 (177) 78 (53)
MidCap Growth Fund III — (6) 89 345
MidCap Value Fund I 22 (142) 30 83
Origin Emerging Markets Fund 12 (15) — 148
Overseas Fund 65 (420) — 93
Real Estate Securities Fund 13 (34) 4 (53)
SmallCap Growth Fund I — (12) 33 168
SmallCap Value Fund II 4 (96) — 41
$ 351 $ (1,079) $ 479 $ 2,476
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2020
See accompanying notes.
428
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18.40%
Diversified International Fund
(a)
894,434 $ 11,350
Diversified Real Asset Fund
(a)
179,348 1,948
International Small Company Fund
(a)
175,552 1,794
MidCap S&P 400 Index Fund
(a)
131,770 2,481
SmallCap S&P 600 Index Fund
(a)
89,262 1,923
$ 19,496
Principal Funds, Inc. Institutional Class - 81.63%
Bond Market Index Fund
(a)
3,101,702 37,097
High Income Fund
(a)
669,034 6,021
Inflation Protection Fund
(a)
478,100 4,442
LargeCap S&P 500 Index Fund
(a)
1,117,507 22,529
Short-Term Income Fund
(a)
1,309,283 16,405
$ 86,494
TOTAL INVESTMENT COMPANIES $ 105,990
Total Investments $ 105,990
Other Assets and Liabilities -  (0.03)% (28)
TOTAL NET ASSETS - 100.00% $ 105,962
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71.08%
Domestic Equity Funds 25.42%
Specialty Funds 1.84%
International Equity Funds 1.69%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 36,367 $ 10,260 $ 10,746 $ 37,097
Diversified International Fund 10,702 3,037 2,798 11,350
Diversified Real Asset Fund 2,191 687 855 1,948
High Income Fund 5,967 1,855 1,565 6,021
Inflation Protection Fund 4,336 1,108 1,316 4,442
International Small Company Fund 1,816 706 619 1,794
LargeCap S&P 500 Index Fund 19,619 8,078 7,193 22,529
MidCap S&P 400 Index Fund 4,962 1,500 3,890 2,481
Short-Term Income Fund 14,601 5,793 4,232 16,405
SmallCap S&P 600 Index Fund 2,014 627 471 1,923
$ 102,575 $ 33,651 $ 33,685 $ 105,990
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 850 $ 116 $ — $ 1,100
Diversified International Fund 253 (254) — 663
Diversified Real Asset Fund 53 (11) — (64)
High Income Fund 357 (98) — (138)
Inflation Protection Fund 48 14 — 300
International Small Company Fund 54 (81) — (28)
LargeCap S&P 500 Index Fund 412 311 366 1,714
MidCap S&P 400 Index Fund 79 62 232 (153)
Short-Term Income Fund 289 1 — 242
SmallCap S&P 600 Index Fund 28 (90) 118 (157)
$ 2,423 $ (30) $ 716 $ 3,479
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2020
See accompanying notes.
429
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22.10%
Diversified International Fund
(a)
3,704,547 $ 47,011
Diversified Real Asset Fund
(a)
567,656 6,165
International Small Company Fund
(a)
717,859 7,336
MidCap S&P 400 Index Fund
(a)
501,846 9,450
SmallCap S&P 600 Index Fund
(a)
354,715 7,640
$ 77,602
Principal Funds, Inc. Institutional Class - 77.91%
Bond Market Index Fund
(a)
9,478,015 113,357
High Income Fund
(a)
1,919,950 17,280
Inflation Protection Fund
(a)
1,533,189 14,243
LargeCap S&P 500 Index Fund
(a)
4,574,646 92,225
Short-Term Income Fund
(a)
2,915,433 36,530
$ 273,635
TOTAL INVESTMENT COMPANIES $ 351,237
Total Investments $ 351,237
Other Assets and Liabilities -  (0.01)% (39)
TOTAL NET ASSETS - 100.00% $ 351,198
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65.04%
Domestic Equity Funds 31.12%
International Equity Funds 2.09%
Specialty Funds 1.76%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 105,469 $ 29,485 $ 25,039 $ 113,357
Diversified International Fund 44,030 10,041 8,548 47,011
Diversified Real Asset Fund 7,202 1,776 2,546 6,165
High Income Fund 16,158 4,866 3,170 17,280
Inflation Protection Fund 13,343 3,122 3,179 14,243
International Small Company Fund 7,080 2,355 1,633 7,336
LargeCap S&P 500 Index Fund 80,226 26,240 21,482 92,225
MidCap S&P 400 Index Fund 19,806 4,980 14,849 9,450
Real Estate Securities Fund — — — —
Short-Term Income Fund 30,893 12,212 7,073 36,530
SmallCap S&P 600 Index Fund 7,709 2,384 1,433 7,640
$ 331,916 $ 97,461 $ 88,952 $ 351,237
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2,467 $ 165 $ — $ 3,277
Diversified International Fund 1,043 (323) — 1,811
Diversified Real Asset Fund 175 17 — (284)
High Income Fund 972 (127) — (447)
Inflation Protection Fund 148 17 — 940
International Small Company Fund 210 (120) — (346)
LargeCap S&P 500 Index Fund 1,687 614 1,501 6,627
MidCap S&P 400 Index Fund 317 390 928 (877)
Real Estate Securities Fund — — — —
Short-Term Income Fund 600 (2) — 500
SmallCap S&P 600 Index Fund 109 (172) 452 (848)
$ 7,728 $ 459 $ 2,881 $ 10,353
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2020
See accompanying notes.
430
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26.79%
Diversified International Fund
(a)
4,018,932 $ 51,000
Diversified Real Asset Fund
(a)
560,632 6,089
International Small Company Fund
(a)
756,724 7,734
MidCap S&P 400 Index Fund
(a)
630,867 11,879
SmallCap S&P 600 Index Fund
(a)
385,622 8,306
$ 85,008
Principal Funds, Inc. Institutional Class - 73.22%
Bond Market Index Fund
(a)
7,756,327 92,766
High Income Fund
(a)
1,507,796 13,570
Inflation Protection Fund
(a)
1,033,350 9,600
LargeCap S&P 500 Index Fund
(a)
4,879,030 98,361
Short-Term Income Fund
(a)
1,435,486 17,986
$ 232,283
TOTAL INVESTMENT COMPANIES $ 317,291
Total Investments $ 317,291
Other Assets and Liabilities -  (0.01)% (40)
TOTAL NET ASSETS - 100.00% $ 317,251
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.29%
Domestic Equity Funds 37.36%
International Equity Funds 2.44%
Specialty Funds 1.92%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 70,349 $ 32,793 $ 13,129 $ 92,766
Diversified International Fund 38,588 15,895 4,695 51,000
Diversified Real Asset Fund 5,160 2,304 1,101 6,089
High Income Fund 10,739 4,657 1,355 13,570
Inflation Protection Fund 8,774 3,068 2,828 9,600
International Small Company Fund 5,921 2,941 617 7,734
LargeCap S&P 500 Index Fund 69,429 35,230 12,923 98,361
MidCap S&P 400 Index Fund 17,329 7,274 12,122 11,879
Real Estate Securities Fund 1 — 1 —
Short-Term Income Fund 9,952 9,889 2,067 17,986
SmallCap S&P 600 Index Fund 7,068 3,102 807 8,306
$ 243,310 $ 117,153 $ 51,645 $ 317,291
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,708 $ 66 $ — $ 2,687
Diversified International Fund 948 (401) — 1,613
Diversified Real Asset Fund 132 (24) — (250)
High Income Fund 731 (100) — (371)
Inflation Protection Fund 95 25 — 561
International Small Company Fund 184 (103) — (408)
LargeCap S&P 500 Index Fund 1,505 113 1,339 6,512
MidCap S&P 400 Index Fund 287 (506) 841 (96)
Real Estate Securities Fund — — — —
Short-Term Income Fund 248 — — 212
SmallCap S&P 600 Index Fund 103 (215) 429 (842)
$ 5,941 $ (1,145) $ 2,609 $ 9,618
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2020
See accompanying notes.
431
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.56%
Diversified International Fund
(a)
4,973,151 $ 63,109
Diversified Real Asset Fund
(a)
573,853 6,232
International Small Company Fund
(a)
967,625 9,889
MidCap S&P 400 Index Fund
(a)
708,147 13,335
SmallCap S&P 600 Index Fund
(a)
481,210 10,365
$ 102,930
Principal Funds, Inc. Institutional Class - 69.45%
Bond Market Index Fund
(a)
7,693,840 92,018
High Income Fund
(a)
1,473,638 13,263
Inflation Protection Fund
(a)
818,052 7,600
LargeCap S&P 500 Index Fund
(a)
6,003,517 121,031
$ 233,912
TOTAL INVESTMENT COMPANIES $ 336,842
Total Investments $ 336,842
Other Assets and Liabilities -  (0.01)% (43)
TOTAL NET ASSETS - 100.00% $ 336,799
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 52.26%
Domestic Equity Funds 42.97%
International Equity Funds 2.93%
Specialty Funds 1.85%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 78,120 $ 33,319 $ 22,017 $ 92,018
Diversified International Fund 51,273 17,420 7,223 63,109
Diversified Real Asset Fund 6,171 2,017 1,683 6,232
High Income Fund 12,411 4,040 2,728 13,263
Inflation Protection Fund 6,498 2,506 1,872 7,600
International Small Company Fund 8,426 3,383 1,291 9,889
LargeCap S&P 500 Index Fund 96,211 39,211 22,816 121,031
MidCap S&P 400 Index Fund 24,099 7,614 17,722 13,335
Origin Emerging Markets Fund 2,530 704 3,514 —
SmallCap S&P 600 Index Fund 9,566 3,580 1,456 10,365
$ 295,305 $ 113,794 $ 82,322 $ 336,842
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,870 $ 135 $ — $ 2,461
Diversified International Fund 1,243 (216) — 1,855
Diversified Real Asset Fund 154 (19) — (254)
High Income Fund 754 (104) — (356)
Inflation Protection Fund 74 12 — 456
International Small Company Fund 257 (85) — (544)
LargeCap S&P 500 Index Fund 2,062 212 1,834 8,213
MidCap S&P 400 Index Fund 394 (514) 1,153 (142)
Origin Emerging Markets Fund 48 551 — (271)
SmallCap S&P 600 Index Fund 138 (154) 573 (1,171)
$ 6,994 $ (182) $ 3,560 $ 10,247
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2020
See accompanying notes.
432
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.24%
Diversified International Fund
(a)
3,806,257 $ 48,302
International Small Company Fund
(a)
753,162 7,697
MidCap S&P 400 Index Fund
(a)
641,645 12,082
Origin Emerging Markets Fund
(a)
292,465 3,556
Real Estate Securities Fund
(a)
220,000 5,181
SmallCap S&P 600 Index Fund
(a)
379,398 8,172
$ 84,990
Principal Funds, Inc. Institutional Class - 64.78%
Bond Market Index Fund
(a)
4,437,567 53,073
High Income Fund
(a)
931,478 8,384
LargeCap S&P 500 Index Fund
(a)
4,703,073 94,814
$ 156,271
TOTAL INVESTMENT COMPANIES $ 241,261
Total Investments $ 241,261
Other Assets and Liabilities -  (0.02)% (37)
TOTAL NET ASSETS - 100.00% $ 241,224
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 49.85%
Fixed Income Funds 45.50%
International Equity Funds 4.67%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 38,663 $ 20,078 $ 7,131 $ 53,073
Diversified International Fund 34,684 14,946 2,727 48,302
High Income Fund 6,654 2,733 705 8,384
International Small Company Fund 5,618 2,903 384 7,697
LargeCap S&P 500 Index Fund 64,797 31,641 7,686 94,814
MidCap S&P 400 Index Fund 15,786 6,687 10,012 12,082
Origin Emerging Markets Fund 2,561 1,020 359 3,556
Real Estate Securities Fund 4,510 1,745 205 5,181
SmallCap S&P 600 Index Fund 6,356 3,137 413 8,172
$ 179,629 $ 84,890 $ 29,622 $ 241,261
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 932 $ 28 $ — $ 1,435
Diversified International Fund 846 (289) — 1,688
High Income Fund 448 (70) — (228)
International Small Company Fund 173 (78) — (362)
LargeCap S&P 500 Index Fund 1,398 50 1,243 6,012
MidCap S&P 400 Index Fund 260 (336) 760 (43)
Origin Emerging Markets Fund 49 (17) — 351
Real Estate Securities Fund 102 (23) 40 (846)
SmallCap S&P 600 Index Fund 93 (116) 383 (792)
$ 4,301 $ (851) $ 2,426 $ 7,215
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2020
See accompanying notes.
433
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 37.18%
Diversified International Fund
(a)
4,015,390 $ 50,956
International Small Company Fund
(a)
765,383 7,822
MidCap S&P 400 Index Fund
(a)
566,821 10,673
Origin Emerging Markets Fund
(a)
353,640 4,300
Real Estate Securities Fund
(a)
208,565 4,912
SmallCap S&P 600 Index Fund
(a)
394,535 8,498
$ 87,161
Principal Funds, Inc. Institutional Class - 62.84%
Bond Market Index Fund
(a)
3,184,231 38,084
High Income Fund
(a)
759,772 6,838
LargeCap S&P 500 Index Fund
(a)
5,079,324 102,399
$ 147,321
TOTAL INVESTMENT COMPANIES $ 234,482
Total Investments $ 234,482
Other Assets and Liabilities -  (0.02)% (37)
TOTAL NET ASSETS - 100.00% $ 234,445
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53.95%
Fixed Income Funds 40.90%
International Equity Funds 5.17%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 33,137 $ 13,508 $ 9,713 $ 38,084
Diversified International Fund 42,969 13,110 6,360 50,956
Diversified Real Asset Fund — — — —
High Income Fund 6,214 2,111 1,243 6,838
Inflation Protection Fund 78 — 79 —
International Small Company Fund 6,626 2,608 875 7,822
LargeCap S&P 500 Index Fund 79,693 29,922 13,738 102,399
MidCap S&P 400 Index Fund 20,009 5,730 14,434 10,673
Origin Emerging Markets Fund 3,548 934 571 4,300
Real Estate Securities Fund 5,173 1,283 632 4,912
SmallCap S&P 600 Index Fund 7,977 2,793 1,115 8,498
$ 205,424 $ 71,999 $ 48,760 $ 234,482
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 803 $ 73 $ — $ 1,079
Diversified International Fund 1,052 (242) — 1,479
Diversified Real Asset Fund — — — —
High Income Fund 387 (83) — (161)
Inflation Protection Fund — 1 — —
International Small Company Fund 203 (58) — (479)
LargeCap S&P 500 Index Fund 1,726 231 1,534 6,291
MidCap S&P 400 Index Fund 330 (504) 968 (128)
Origin Emerging Markets Fund 68 (23) — 412
Real Estate Securities Fund 105 (12) 46 (900)
SmallCap S&P 600 Index Fund 117 (111) 482 (1,046)
$ 4,791 $ (728) $ 3,030 $ 6,547
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2020
See accompanying notes.
434
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.41%
Diversified International Fund
(a)
2,746,169 $ 34,849
International Small Company Fund
(a)
498,237 5,092
MidCap S&P 400 Index Fund
(a)
454,391 8,556
Origin Emerging Markets Fund
(a)
255,009 3,101
Real Estate Securities Fund
(a)
136,047 3,204
SmallCap S&P 600 Index Fund
(a)
274,700 5,917
$ 60,719
Principal Funds, Inc. Institutional Class - 59.61%
Bond Market Index Fund
(a)
1,474,400 17,634
High Income Fund
(a)
381,912 3,437
LargeCap S&P 500 Index Fund
(a)
3,398,330 68,510
$ 89,581
TOTAL INVESTMENT COMPANIES $ 150,300
Total Investments $ 150,300
Other Assets and Liabilities -  (0.02)% (30)
TOTAL NET ASSETS - 100.00% $ 150,270
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 57.36%
Fixed Income Funds 37.21%
International Equity Funds 5.45%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 13,268 $ 7,578 $ 3,702 $ 17,634
Diversified International Fund 25,278 10,486 1,707 34,849
Diversified Real Asset Fund — — — —
High Income Fund 2,974 1,236 616 3,437
International Small Company Fund 3,710 1,904 183 5,092
LargeCap S&P 500 Index Fund 46,507 22,631 4,295 68,510
MidCap S&P 400 Index Fund 11,909 4,831 7,785 8,556
Origin Emerging Markets Fund 2,173 841 181 3,101
Real Estate Securities Fund 2,852 1,050 135 3,204
SmallCap S&P 600 Index Fund 4,763 2,185 305 5,917
$ 113,434 $ 52,742 $ 18,909 $ 150,300
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 326 $ 32 $ — $ 458
Diversified International Fund 626 (140) — 932
Diversified Real Asset Fund — — — —
High Income Fund 190 (80) — (77)
International Small Company Fund 116 (28) — (311)
LargeCap S&P 500 Index Fund 1,016 (7) 904 3,674
MidCap S&P 400 Index Fund 199 (224) 582 (175)
Origin Emerging Markets Fund 43 (9) — 277
Real Estate Securities Fund 64 (12) 26 (551)
SmallCap S&P 600 Index Fund 70 (78) 291 (648)
$ 2,650 $ (546) $ 1,803 $ 3,579
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2020
See accompanying notes.
435
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.72%
Diversified International Fund
(a)
2,302,303 $ 29,216
International Small Company Fund
(a)
421,391 4,307
MidCap S&P 400 Index Fund
(a)
347,613 6,545
Origin Emerging Markets Fund
(a)
205,795 2,502
Real Estate Securities Fund
(a)
107,212 2,525
SmallCap S&P 600 Index Fund
(a)
230,111 4,957
$ 50,052
Principal Funds, Inc. Institutional Class - 58.30%
Bond Market Index Fund
(a)
831,301 9,942
High Income Fund
(a)
238,619 2,148
LargeCap S&P 500 Index Fund
(a)
2,869,882 57,857
$ 69,947
TOTAL INVESTMENT COMPANIES $ 119,999
Total Investments $ 119,999
Other Assets and Liabilities -  (0.02)% (28)
TOTAL NET ASSETS - 100.00% $ 119,971
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59.91%
Fixed Income Funds 34.43%
International Equity Funds 5.68%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 8,916 $ 4,216 $ 3,466 $ 9,942
Diversified International Fund 23,933 8,945 4,529 29,216
High Income Fund 2,100 900 765 2,148
International Small Company Fund 3,599 1,665 700 4,307
LargeCap S&P 500 Index Fund 43,999 19,298 8,785 57,857
MidCap S&P 400 Index Fund 11,260 4,024 8,498 6,545
Origin Emerging Markets Fund 1,962 668 352 2,502
Real Estate Securities Fund 2,572 824 440 2,525
SmallCap S&P 600 Index Fund 4,599 1,804 850 4,957
$ 102,940 $ 42,344 $ 28,385 $ 119,999
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 215 $ 23 $ — $ 253
Diversified International Fund 583 (82) — 949
High Income Fund 119 (63) — (24)
International Small Company Fund 110 (36) — (221)
LargeCap S&P 500 Index Fund 947 21 844 3,324
MidCap S&P 400 Index Fund 185 (218) 543 (23)
Origin Emerging Markets Fund 38 (4) — 228
Real Estate Securities Fund 52 1 23 (432)
SmallCap S&P 600 Index Fund 67 (59) 277 (537)
$ 2,316 $ (417) $ 1,687 $ 3,517
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2020
See accompanying notes.
436
INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43.95%
Diversified International Fund
(a)
1,039,787 $ 13,195
International Small Company Fund
(a)
191,774 1,960
MidCap S&P 400 Index Fund
(a)
180,192 3,393
Origin Emerging Markets Fund
(a)
96,133 1,169
Real Estate Securities Fund
(a)
47,104 1,109
SmallCap S&P 600 Index Fund
(a)
103,307 2,225
$ 23,051
Principal Funds, Inc. Institutional Class - 56.09%
Bond Market Index Fund
(a)
249,229 2,981
High Income Fund
(a)
99,792 898
LargeCap S&P 500 Index Fund
(a)
1,266,693 25,537
$ 29,416
TOTAL INVESTMENT COMPANIES $ 52,467
Total Investments $ 52,467
Other Assets and Liabilities -  (0.04)% (23)
TOTAL NET ASSETS - 100.00% $ 52,444
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61.51%
Fixed Income Funds 32.56%
International Equity Funds 5.97%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 2,147 $ 1,292 $ 550 $ 2,981
Diversified International Fund 8,783 4,936 830 13,195
Diversified Real Asset Fund — — — —
High Income Fund 684 345 105 898
International Small Company Fund 1,314 876 113 1,960
LargeCap S&P 500 Index Fund 15,996 9,694 1,370 25,537
MidCap S&P 400 Index Fund 4,169 2,212 2,865 3,393
Origin Emerging Markets Fund 765 395 91 1,169
Real Estate Securities Fund 918 451 75 1,109
SmallCap S&P 600 Index Fund 1,688 952 165 2,225
$ 36,464 $ 21,153 $ 6,164 $ 52,467
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 53 $ 5 $ — $ 87
Diversified International Fund 219 (98) — 404
Diversified Real Asset Fund — — — —
High Income Fund 46 (5) — (21)
International Small Company Fund 42 (22) — (95)
LargeCap S&P 500 Index Fund 354 (63) 314 1,280
MidCap S&P 400 Index Fund 70 (94) 205 (29)
Origin Emerging Markets Fund 15 (6) — 106
Real Estate Securities Fund 21 (8) 8 (177)
SmallCap S&P 600 Index Fund 25 (47) 104 (203)
$ 845 $ (338) $ 631 $ 1,352
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2020
See accompanying notes.
437
INVESTMENT COMPANIES - 100.12% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45.34%
Diversified International Fund
(a)
360,712 $ 4,578
International Small Company Fund
(a)
64,974 664
MidCap S&P 400 Index Fund
(a)
64,920 1,222
Origin Emerging Markets Fund
(a)
35,464 431
Real Estate Securities Fund
(a)
16,049 378
SmallCap S&P 600 Index Fund
(a)
36,035 776
$ 8,049
Principal Funds, Inc. Institutional Class - 54.78%
Bond Market Index Fund
(a)
59,003 706
High Income Fund
(a)
27,740 250
LargeCap S&P 500 Index Fund
(a)
434,922 8,768
$ 9,724
TOTAL INVESTMENT COMPANIES $ 17,773
Total Investments $ 17,773
Other Assets and Liabilities -  (0.12)% (22)
TOTAL NET ASSETS - 100.00% $ 17,751
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62.77%
Fixed Income Funds 31.18%
International Equity Funds 6.17%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 549 $ 430 $ 295 $ 706
Diversified International Fund 3,093 2,276 941 4,578
Diversified Real Asset Fund — — — —
High Income Fund 200 131 75 250
International Small Company Fund 453 377 135 664
LargeCap S&P 500 Index Fund 5,562 4,246 1,526 8,768
MidCap S&P 400 Index Fund 1,450 1,025 1,243 1,222
Origin Emerging Markets Fund 287 200 95 431
Real Estate Securities Fund 316 210 90 378
SmallCap S&P 600 Index Fund 594 433 180 776
$ 12,504 $ 9,328 $ 4,580 $ 17,773
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 13 $ 1 $ — $ 21
Diversified International Fund 73 (61) — 211
Diversified Real Asset Fund — — — —
High Income Fund 13 (3) — (3)
International Small Company Fund 14 (17) — (14)
LargeCap S&P 500 Index Fund 117 (23) 103 509
MidCap S&P 400 Index Fund 23 (50) 67 40
Origin Emerging Markets Fund 5 (4) — 43
Real Estate Securities Fund 7 (6) 3 (52)
SmallCap S&P 600 Index Fund 8 (36) 35 (35)
$ 273 $ (199) $ 208 $ 720
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2020
See accompanying notes.
438
INVESTMENT COMPANIES - 100.47% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.02%
Diversified International Fund
(a)
60,905 $ 773
International Small Company Fund
(a)
10,868 111
MidCap S&P 400 Index Fund
(a)
10,846 204
Origin Emerging Markets Fund
(a)
6,155 75
Real Estate Securities Fund
(a)
2,763 65
SmallCap S&P 600 Index Fund
(a)
6,186 133
$ 1,361
Principal Funds, Inc. Institutional Class - 54.45%
Bond Market Index Fund
(a)
7,523 90
High Income Fund
(a)
3,441 31
LargeCap S&P 500 Index Fund
(a)
73,848 1,489
$ 1,610
TOTAL INVESTMENT COMPANIES $ 2,971
Total Investments $ 2,971
Other Assets and Liabilities -  (0.47)% (14)
TOTAL NET ASSETS - 100.00% $ 2,957
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.96%
Fixed Income Funds 30.23%
International Equity Funds 6.28%
Other Assets and Liabilities
(0.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 55 $ 11 3 $ 83 $ 90
Diversified International Fund 336 776 378 773
High Income Fund 2 0 38 2 5 31
International Small Company Fund 49 120 55 111
LargeCap S&P 500 Index Fund 612 1,404 624 1,489
MidCap S&P 400 Index Fund 157 355 313 204
Origin Emerging Markets Fund 30 72 34 75
Real Estate Securities Fund 35 75 36 65
SmallCap S&P 600 Index Fund 65 148 71 133
$ 1,3 59 $ 3,10 1 $ 1,6 19 $ 2,971
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2 $ — $ — $ 5
Diversified International Fund 11 — — 39
High Income Fund 2 — — (2)
International Small Company Fund 2 — — (3)
LargeCap S&P 500 Index Fund 1 7 3 15 94
MidCap S&P 400 Index Fund 4 (2) 10 7
Origin Emerging Markets Fund 1 — — 7
Real Estate Securities Fund 1 — — (9)
SmallCap S&P 600 Index Fund 1 — 5 (9)
$ 4 1 $ 1 $ 30 $ 12 9
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2020
See accompanying notes.
439
INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 12.62%
Diversified International Fund
(a)
309,866 $ 3,932
Diversified Real Asset Fund
(a)
136,614 1,484
International Small Company Fund
(a)
62,604 640
MidCap S&P 400 Index Fund
(a)
68,063 1,281
SmallCap S&P 600 Index Fund
(a)
37,269 803
$ 8,140
Principal Funds, Inc. Institutional Class - 87.42%
Bond Market Index Fund
(a)
2,225,356 26,615
High Income Fund
(a)
512,335 4,611
Inflation Protection Fund
(a)
324,879 3,018
LargeCap S&P 500 Index Fund
(a)
390,320 7,869
Short-Term Income Fund
(a)
1,139,001 14,272
$ 56,385
TOTAL INVESTMENT COMPANIES $ 64,525
Total Investments $ 64,525
Other Assets and Liabilities -  (0.04)% (26)
TOTAL NET ASSETS - 100.00% $ 64,499
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 81.32%
Domestic Equity Funds 15.43%
Specialty Funds 2.30%
International Equity Funds 0.99%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 24,370 $ 8,944 $ 7,468 $ 26,615
Diversified International Fund 3,341 1,968 1,579 3,932
Diversified Real Asset Fund 1,239 817 558 1,484
High Income Fund 4,218 1,787 1,236 4,611
Inflation Protection Fund 2,698 989 857 3,018
International Small Company Fund 563 389 290 640
LargeCap S&P 500 Index Fund 6,297 4,198 3,370 7,869
MidCap S&P 400 Index Fund 1,576 918 1,241 1,281
Short-Term Income Fund 12,196 5,583 3,709 14,272
SmallCap S&P 600 Index Fund 610 374 126 803
$ 57,108 $ 25,967 $ 20,434 $ 64,525
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 571 $ 31 $ — $ 738
Diversified International Fund 79 (65) — 267
Diversified Real Asset Fund 30 (16) — 2
High Income Fund 255 (76) — (82)
Inflation Protection Fund 31 3 — 185
International Small Company Fund 17 (18) — (4)
LargeCap S&P 500 Index Fund 132 98 118 646
MidCap S&P 400 Index Fund 25 15 74 13
Short-Term Income Fund 241 — — 202
SmallCap S&P 600 Index Fund 9 (22) 35 (33)
$ 1,390 $ (50) $ 227 $ 1,934
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2020
See accompanying notes.
440
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.20%
Blue Chip Fund
(a)
576,578 $ 18,266
Core Fixed Income Fund
(a)
15,599,875 158,963
Diversified International Fund
(a)
1,234,431 15,665
Diversified Real Asset Fund
(a)
698,647 7,587
International Small Company Fund
(a)
420,981 4,302
MidCap Fund
(a)
405,116 12,579
SmallCap Growth Fund I
(a),(b)
207,969 3,234
SmallCap Value Fund II
(a)
194,310 1,735
$ 222,331
Principal Funds, Inc. Institutional Class - 48.82%
Bond Market Index Fund
(a)
2,089,489 24,990
Equity Income Fund
(a)
434,468 13,343
High Income Fund
(a)
3,535,630 31,821
Inflation Protection Fund
(a)
2,237,289 20,784
LargeCap S&P 500 Index Fund
(a)
824,926 16,631
Overseas Fund
(a)
1,212,977 9,849
Short-Term Income Fund
(a)
7,547,751 94,573
$ 211,991
TOTAL INVESTMENT COMPANIES $ 434,322
Total Investments $ 434,322
Other Assets and Liabilities -  (0.02)% (69)
TOTAL NET ASSETS - 100.00% $ 434,253
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.86%
Domestic Equity Funds 15.15%
International Equity Funds 3 .26%
Specialty Funds 1.75%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 16,284 $ 7,738 $ 10,709 $ 18,266
Bond Market Index Fund 70,971 8,683 57,061 24,990
Core Fixed Income Fund 110,221 63,239 18,229 158,963
Diversified International Fund 11,234 6,085 1,851 15,665
Diversified Real Asset Fund 7,095 1,827 959 7,587
Equity Income Fund 13,974 2,743 2,512 13,343
High Income Fund 31,020 6,686 4,714 31,821
Inflation Protection Fund 19,721 3,333 3,687 20,784
International Small Company Fund 3,611 1,604 580 4,302
LargeCap S&P 500 Index Fund 14,765 7,049 7,139 16,631
MidCap Fund 12,324 2,318 2,255 12,579
Overseas Fund 10,881 4,335 3,470 9,849
Short-Term Income Fund 90,468 18,671 16,039 94,573
SmallCap Growth Fund I 2,399 575 192 3,234
SmallCap Value Fund II 2,242 352 611 1,735
$ 417,210 $ 135,238 $ 130,008 $ 434,322
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 132 $ 2,427 $ 637 $ 2,526
Bond Market Index Fund 1,615 2,754 — (357)
Core Fixed Income Fund 2,889 (128) — 3,860
Diversified International Fund 262 (483) — 680
Diversified Real Asset Fund 169 (36) — (340)
Equity Income Fund 272 498 381 (1,360)
High Income Fund 1,865 (322) — (849)
Inflation Protection Fund 218 (90) — 1,507
International Small Company Fund 106 (40) — (293)
LargeCap S&P 500 Index Fund 307 986 273 970
MidCap Fund 82 492 511 (300)
Overseas Fund 339 (273) — (1,624)
Short-Term Income Fund 1,722 (13) — 1,486
SmallCap Growth Fund I — 15 179 437
SmallCap Value Fund II 21 69 — (317)
$ 9,999 $ 5,856 $ 1,981 $ 6,026
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
October 31, 2020
See accompanying notes.
441
INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,548 $ 4
TOTAL INVESTMENT COMPANIES $ 4
COMMON STOCKS - 100 .13 % Shares Held Value (000's)
Lodging - 0 .52%
Choice Hotels International Inc 172,612 $ 15,078
Hilton Worldwide Holdings Inc 92,183 8,094
$ 23,172
REITs - 99 .61%
Agree Realty Corp 150,090 9,316
Alexandria Real Estate Equities Inc 940,703 142,535
American Assets Trust Inc 1,192,672 24,963
American Campus Communities Inc 1,029,000 38,546
American Homes 4 Rent 6,535,440 184,757
American Tower Corp 716,864 164,628
Apartment Investment and Management Co 2,630,543 83,914
Apple Hospitality REIT Inc 921,860 9,126
AvalonBay Communities Inc 1,551,635 215,879
Boston Properties Inc 989,765 71,669
Brandywine Realty Trust 1,836,199 16,085
Broadstone Net Lease Inc 506,553 8,358
Camden Property Trust 817,170 75,376
CoreSite Realty Corp 530,535 63,325
Cousins Properties Inc 3,099,718 78,981
CubeSmart 2,351,128 79,774
CyrusOne Inc 895,484 63,624
DiamondRock Hospitality Co 3,294,844 16,277
Digital Realty Trust Inc 407,163 58,754
Equinix Inc 551,554 403,318
Equity LifeStyle Properties Inc 1,571,796 93,035
Equity Residential 1,087,504 51,091
Essential Properties Realty Trust Inc 1,154,103 19,066
Essex Property Trust Inc 924,757 189,196
Extra Space Storage Inc 1,092,646 126,692
First Industrial Realty Trust Inc 1,181,208 47,024
Healthcare Realty Trust Inc 1,886,565 52,446
Healthcare Trust of America Inc 6,018,591 146,252
Invitation Homes Inc 9,207,678 251,001
Kilroy Realty Corp 1,020,087 48,026
Park Hotels & Resorts Inc 3,438,333 34,143
Prologis Inc 4,559,698 452,322
PS Business Parks Inc 582,235 66,392
Public Storage 221,997 50,853
Regency Centers Corp 1,723,324 61,333
Rexford Industrial Realty Inc 1,350,836 62,760
Sabra Health Care REIT Inc 3,813,965 50,192
Saul Centers Inc 493,765 12,221
Simon Property Group Inc 625,479 39,286
STORE Capital Corp 4,776,393 122,753
Sun Communities Inc 1,204,124 165,724
Taubman Centers Inc 239,808 8,014
Terreno Realty Corp 1,806,429 101,666
Ventas Inc 399,018 15,749
VICI Properties Inc 3,479,354 79,851
Welltower Inc 4,183,193 224,930
Weyerhaeuser Co 1,049,772 28,648
$ 4,409,871
TOTAL COMMON STOCKS $ 4,433,043
Total Investments $ 4,433,047
Other Assets and Liabilities -  (0.13)% (5,618)
TOTAL NET ASSETS - 100.00% $ 4,427,429
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 99 .61%
Consumer, Cyclical 0 .52%
Money Market Funds 0 .00%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
October 31, 2020
See accompanying notes.
442
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,955 $ 830,820 $ 929,771 $ 4
$ 98,955 $ 830,820 $ 929,771 $ 4
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 556 $ — $ — $ —
$ 556 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2020
See accompanying notes.
443
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.52%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
22,375,737 $ 22,376
Principal Exchange-Traded Funds - 16.45%
Principal Active Global Dividend Income ETF
(a)
3,903,500 106,929
Principal U.S. Mega-Cap ETF
(a)
13,397,257 420,004
Principal U.S. Small-Cap Multi-Factor ETF
(a)
6,210,700 175,839
$ 702,772
Principal Funds, Inc. Class R-6 - 54.68%
Blue Chip Fund
(a)
13,083,058 414,471
Core Fixed Income Fund
(a)
54,568,631 556,054
Diversified International Fund
(a)
29,431,997 373,492
Diversified Real Asset Fund
(a)
5,776,147 62,729
Edge MidCap Fund
(a)
13,741,547 201,039
Global Diversified Income Fund
(a)
3,481,181 43,480
Global Real Estate Securities Fund
(a)
17,629,571 152,320
High Yield Fund
(a)
13,457,200 93,662
International Small Company Fund
(a)
5,106,752 52,191
Origin Emerging Markets Fund
(a)
12,252,977 148,996
Spectrum Preferred and Capital Securities Income
Fund
(a)
23,421,982 237,733
$ 2,336,167
Principal Funds, Inc. Institutional Class - 28.41%
Equity Income Fund
(a)
19,987,464 613,815
Government & High Quality Bond Fund
(a)
21,416,826 227,233
Inflation Protection Fund
(a)
7,713,817 71,661
Short-Term Income Fund
(a)
24,029,034 301,084
$ 1,213,793
TOTAL INVESTMENT COMPANIES $ 4,275,108
Total Investments $ 4,275,108
Other Assets and Liabilities -  (0.06)% (2,505)
TOTAL NET ASSETS - 100.00% $ 4,272,603
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 43.55%
Domestic Equity Funds 42.72%
International Equity Funds 10.78%
Specialty Funds 2.49%
Money Market Funds 0.52%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2020
See accompanying notes.
444
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 406,108 $ 30,618 $ 99,033 $ 414,471
Core Fixed Income Fund 565,998 83,661 109,628 556,054
Diversified International Fund 531,670 16,373 181,899 373,492
Diversified Real Asset Fund 145,693 4,741 79,565 62,729
Edge MidCap Fund 190,950 36,934 17,486 201,039
Equity Income Fund 593,088 108,994 43,691 613,815
Global Diversified Income Fund — 43, 696 659 43,480
Global Real Estate Securities Fund 138,105 54,083 9,158 152,320
Government & High Quality Bond Fund 311,045 10,512 96,433 227,233
High Yield Fund 69,618 34,033 8,410 93,662
Inflation Protection Fund 70,713 8,983 12,820 71,661
International Small Company Fund 67,892 2,645 12,902 52,191
Origin Emerging Markets Fund 67,284 88,160 10,992 148,996
Principal Active Global Dividend Income ETF 222,837 — 111,602 106,929
Principal Active Income ETF 62,826 3,576 61,691 —
Principal Government Money Market Fund - Institutional Class 0.00% 7,829 303,390 288,843 22,376
Principal Investment Grade Corporate Active ETF 35,425 — 36,240 —
Principal U.S. Mega-Cap ETF 450,514 — 55,628 420,004
Principal U.S. Small-Cap Multi-Factor ETF 110,709 79,536 — 175,839
Short-Term Income Fund 357,830 9,499 72,013 301,084
Spectrum Preferred and Capital Securities Income Fund 123,636 126,600 9,455 237,733
$ 4,529,770 $ 1,046,0 34 $ 1,318,148 $ 4,275,108
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 3,292 $ 16,345 $ 15,833 $ 60,433
Core Fixed Income Fund 13,846 (153) — 16,176
Diversified International Fund 12,379 14,079 — (6,731)
Diversified Real Asset Fund 3,467 (138) — (8,002)
Edge MidCap Fund 1,988 (682) 5,765 (8,677)
Equity Income Fund 11,962 (342) 16,171 (44,234)
Global Diversified Income Fund 443 6 — 437
Global Real Estate Securities Fund 2,082 (455) 3,901 (30,255)
Government & High Quality Bond Fund 6,846 661 — 1,448
High Yield Fund 4,123 (531) — (1,048)
Inflation Protection Fund 762 187 — 4,598
International Small Company Fund 1,974 (22) — (5,422)
Origin Emerging Markets Fund 1,224 (187) — 4,731
Principal Active Global Dividend Income ETF 5,149 4,679 — (8,985)
Principal Active Income ETF 2,381 (2,949) — (1,762)
Principal Government Money Market Fund - Institutional Class 0.00% 92 — — —
Principal Investment Grade Corporate Active ETF 1,664 3,733 292 (2,918)
Principal U.S. Mega-Cap ETF 8,607 8,072 — 17,046
Principal U.S. Small-Cap Multi-Factor ETF 1,911 — — (14,406)
Short-Term Income Fund 6,384 868 — 4,900
Spectrum Preferred and Capital Securities Income Fund 7,095 (603) — (2,445)
$ 97, 6 7 1 $ 42,568 $ 41,962 $ (25,1 16 )
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2020
See accompanying notes.
445
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.63%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
10,473,585 $ 10,474
Principal Exchange-Traded Funds - 10.72%
Principal Active Global Dividend Income ETF
(a)
1,037,000 28,407
Principal U.S. Mega-Cap ETF
(a)
3,388,648 106,234
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,526,700 43,224
$ 177,865
Principal Funds, Inc. Class R-6 - 57.30%
Blue Chip Fund
(a)
3,308,580 104,817
Core Fixed Income Fund
(a)
32,293,803 329,074
Diversified International Fund
(a)
7,517,568 95,398
Diversified Real Asset Fund
(a)
2,304,291 25,024
Edge MidCap Fund
(a)
3,397,592 49,707
Global Diversified Income Fund
(a)
2,363,118 29,515
Global Real Estate Securities Fund
(a)
8,298,479 71,699
High Yield Fund
(a)
8,416,737 58,580
International Small Company Fund
(a)
1,223,643 12,506
Origin Emerging Markets Fund
(a)
2,921,474 35,525
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,641,546 138,462
$ 950,307
Principal Funds, Inc. Institutional Class - 31.40%
Equity Income Fund
(a)
5,445,192 167,222
Government & High Quality Bond Fund
(a)
13,120,862 139,212
Inflation Protection Fund
(a)
3,261,001 30,295
Short-Term Income Fund
(a)
14,689,916 184,064
$ 520,793
TOTAL INVESTMENT COMPANIES $ 1,659,439
Total Investments $ 1,659,439
Other Assets and Liabilities -  (0.05)% (885)
TOTAL NET ASSETS - 100.00% $ 1,658,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.79%
Domestic Equity Funds 28.41%
International Equity Funds 8.93%
Specialty Funds 3.29%
Money Market Funds 0.63%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2020
See accompanying notes.
446
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 108,151 $ 7,515 $ 32,312 $ 104,817
Core Fixed Income Fund 315,737 51,535 47,994 329,074
Diversified International Fund 140,205 7,009 54,136 95,398
Diversified Real Asset Fund 49,575 2,153 23,923 25,024
Edge MidCap Fund 49,778 5,290 3,299 49,707
Equity Income Fund 151,370 37,606 10,613 167,222
Global Diversified Income Fund 46,347 3,5 17 16,4 25 29,515
Global Real Estate Securities Fund 40,405 44,266 2,762 71,699
Government & High Quality Bond Fund 179,835 8,566 50,423 139,212
High Yield Fund 39,478 23,890 3,924 58,580
Inflation Protection Fund 44,080 1,088 18,052 30,295
International Small Company Fund 17,731 811 4,584 12,506
Origin Emerging Markets Fund 17,660 19,027 2,479 35,525
Principal Active Global Dividend Income ETF 34,202 — 4,804 28,407
Principal Active Income ETF 46,182 2,376 45,115 —
Principal Government Money Market Fund - Institutional Class 0.00% 4,221 127,545 121,292 10,474
Principal Investment Grade Corporate Active ETF 17,606 — 18,075 —
Principal U.S. Mega-Cap ETF 106,540 — 6,231 106,234
Principal U.S. Small-Cap Multi-Factor ETF 25,866 20,838 2 43,224
Short-Term Income Fund 196,132 8,417 23,736 184,064
Spectrum Preferred and Capital Securities Income Fund 71,103 73,894 4,846 138,462
$ 1,702,204 $ 445,3 43 $ 495,0 27 $ 1,659,439
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 881 $ 5,517 $ 4,231 $ 15,946
Core Fixed Income Fund 8,011 (398) — 10,194
Diversified International Fund 3,282 4,435 — (2,115)
Diversified Real Asset Fund 1,181 (122) — (2,659)
Edge MidCap Fund 521 (30) 1,508 (2,032)
Equity Income Fund 3,104 (70) 4,133 (11,071)
Global Diversified Income Fund 1,923 (1,453) — (2,471)
Global Real Estate Securities Fund 672 (288) 1,143 (9,922)
Government & High Quality Bond Fund 4,030 (331) — 1,565
High Yield Fund 2,409 (240) — (624)
Inflation Protection Fund 410 1,060 — 2,119
International Small Company Fund 518 2 — (1,454)
Origin Emerging Markets Fund 322 (42) — 1,359
Principal Active Global Dividend Income ETF 920 496 — (1,487)
Principal Active Income ETF 1,746 (1,773) — (1,670)
Principal Government Money Market Fund - Institutional Class 0.00% 40 — — —
Principal Investment Grade Corporate Active ETF 846 1,919 145 (1,450)
Principal U.S. Mega-Cap ETF 2,066 865 — 5,060
Principal U.S. Small-Cap Multi-Factor ETF 455 — — (3,478)
Short-Term Income Fund 3,596 119 — 3,132
Spectrum Preferred and Capital Securities Income Fund 4,116 (307) — (1,382)
$ 41,049 $ 9,359 $ 11,160 $ (2,440)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2020
See accompanying notes.
447
INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
18,862,246 $ 18,862
Principal Exchange-Traded Funds - 22 .12%
Principal Active Global Dividend Income ETF
(a)
3,510,000 96,150
Principal U.S. Mega-Cap ETF
(a)
11,814,445 370,383
Principal U.S. Small-Cap Multi-Factor ETF
(a)
5,603,800 158,656
$ 625,189
Principal Funds, Inc. Class R-6 - 51 .78%
Blue Chip Fund
(a)
11,451,151 362,772
Core Fixed Income Fund
(a)
15,293,070 155,836
Diversified International Fund
(a)
27,819,419 353,028
Diversified Real Asset Fund
(a)
4,381,922 47,588
Edge MidCap Fund
(a)
12,991,788 190,070
Global Real Estate Securities Fund
(a)
9,561,235 82,609
High Yield Fund
(a)
4,053,964 28,216
International Small Company Fund
(a)
4,629,610 47,315
Origin Emerging Markets Fund
(a)
10,362,785 126,012
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,905,145 70,087
$ 1,463,533
Principal Funds, Inc. Institutional Class - 25 .49%
Equity Income Fund
(a)
16,980,268 521,464
Government & High Quality Bond Fund
(a)
6,067,984 64,382
Inflation Protection Fund
(a)
5,202,593 48,332
Short-Term Income Fund
(a)
6,905,445 86,525
$ 720,703
TOTAL INVESTMENT COMPANIES $ 2,828,287
Total Investments $ 2,828,287
Other Assets and Liabilities -  (0.06)% (1,690)
TOTAL NET ASSETS - 100.00% $ 2,826,597
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56 .74%
Fixed Income Funds 28 .52%
International Equity Funds 12 .45%
Specialty Funds 1 .68%
Money Market Funds 0 .67%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2020
See accompanying notes.
448
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 375,472 $ 21,126 $ 103,276 $ 362,772
Core Fixed Income Fund 150,120 37,320 35,155 155,836
Diversified International Fund 522,917 13,665 190,313 353,028
Diversified Real Asset Fund 108,274 2,874 57,361 47,588
Edge MidCap Fund 183,785 32,595 17,263 190,070
Equity Income Fund 525,258 79,924 43,665 521,464
Global Real Estate Securities Fund 106,781 6,375 8,045 82,609
Government & High Quality Bond Fund 94,691 2,983 33,950 64,382
High Yield Fund — 28,404 — 28,216
Inflation Protection Fund — 48,616 — 48,332
International Small Company Fund 58,855 1,952 8,773 47,315
Origin Emerging Markets Fund 61,517 76,144 15,299 126,012
Principal Active Global Dividend Income ETF 101,443 — 1,945 96,150
Principal Active Income ETF 40,782 3,809 41,411 —
Principal Government Money Market Fund - Institutional Class 0.00% 7,808 227,881 216,827 18,862
Principal Investment Grade Corporate Active ETF 15,564 — 15,888 —
Principal U.S. Mega-Cap ETF 395,274 — 41,749 370,383
Principal U.S. Small-Cap Multi-Factor ETF 102,963 68,825 — 158,656
Short-Term Income Fund 137,658 3,136 56,581 86,525
Spectrum Preferred and Capital Securities Income Fund 47,789 33,660 10,140 70,087
$ 3,036,951 $ 689,289 $ 897,641 $ 2,828,287
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 3,041 $ 20,455 $ 14,633 $ 48,995
Core Fixed Income Fund 3,695 (93) — 3,644
Diversified International Fund 12,172 10,832 — (4,073)
Diversified Real Asset Fund 2,586 (866) — (5,333)
Edge MidCap Fund 1,913 (411) 5,549 (8,636)
Equity Income Fund 10,433 (1,086) 14,272 (38,967)
Global Real Estate Securities Fund 1,528 (800) 3,022 (21,702)
Government & High Quality Bond Fund 2,080 328 — 330
High Yield Fund 334 — — (188)
Inflation Protection Fund 237 — — (284)
International Small Company Fund 1,715 (7) — (4,712)
Origin Emerging Markets Fund 1,115 1,432 — 2,218
Principal Active Global Dividend Income ETF 2,856 171 — (3,519)
Principal Active Income ETF 1,576 (2,382) — (798)
Principal Government Money Market Fund - Institutional Class 0.00% 73 — — —
Principal Investment Grade Corporate Active ETF 721 1,608 128 (1,284)
Principal U.S. Mega-Cap ETF 7,388 2,121 — 14,737
Principal U.S. Small-Cap Multi-Factor ETF 1,758 — — (13,132)
Short-Term Income Fund 2,369 1,362 — 950
Spectrum Preferred and Capital Securities Income Fund 2,356 (265) — (957)
$ 59,946 $ 32,399 $ 37,604 $ (32,711)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2020
See accompanying notes.
449
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.75%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,067,462 $ 20,067
Principal Exchange-Traded Funds - 22.67%
Principal Active Income ETF
(a)
4,689,042 175,316
Principal Investment Grade Corporate Active
ETF
(a)
10,991,702 295,315
Principal U.S. Mega-Cap ETF
(a)
2,967,095 93,019
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,531,000 43,346
$ 606,996
Principal Funds, Inc. Class R-6 - 35.07%
Blue Chip Fund
(a)
3,186,813 100,959
Core Fixed Income Fund
(a)
28,974,900 295,254
Diversified International Fund
(a)
9,797,263 124,327
Edge MidCap Fund
(a)
2,372,669 34,712
Global Real Estate Securities Fund
(a)
9,616,228 83,084
High Yield Fund
(a)
11,790,132 82,060
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,507,789 218,304
$ 938,700
Principal Funds, Inc. Institutional Class - 41.56%
Equity Income Fund
(a)
6,521,439 200,273
Government & High Quality Bond Fund
(a)
36,893,202 391,437
Inflation Protection Fund
(a)
18,469,046 171,578
Short-Term Income Fund
(a)
27,882,114 349,363
$ 1,112,651
TOTAL INVESTMENT COMPANIES $ 2,678,414
Total Investments $ 2,678,414
Other Assets and Liabilities -  (0.05)% (1,365)
TOTAL NET ASSETS - 100.00% $ 2,677,049
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 78.56%
Domestic Equity Funds 17.64%
International Equity Funds 3.10%
Money Market Funds 0.75%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2020
See accompanying notes.
450
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 46,364 $ 57,368 $ 10,953 $ 100,959
Core Fixed Income Fund 662,002 46,242 440,142 295,254
Diversified International Fund — 125,444 992 124,327
Edge MidCap Fund 41,613 5,166 10,475 34,712
Equity Income Fund 187,990 37,906 11,377 200,273
Global Diversified Income Fund 133,754 11,387 132,973 —
Global Real Estate Securities Fund 103,279 16,830 15,290 83,084
Government & High Quality Bond Fund 338,748 80,517 29,964 391,437
High Yield Fund 118,071 11,461 45,339 82,060
Inflation Protection Fund 171,714 20,046 31,643 171,578
Principal Active Global Dividend Income ETF 206,205 — 202,805 —
Principal Active Income ETF 71,724 109,030 — 175,316
Principal Government Money Market Fund - Institutional Class 0.00% 4,990 430,753 41 5,676 20,067
Principal Investment Grade Corporate Active ETF 41,326 261,884 1,598 295,315
Principal U.S. Mega-Cap ETF 92,879 — 5,005 93,019
Principal U.S. Small-Cap Multi-Factor ETF — 45,430 — 43,346
Short-Term Income Fund 341,851 33,507 31,663 349,363
Spectrum Preferred and Capital Securities Income Fund 141,989 85,989 6,839 218,304
$ 2,704,499 $ 1,378,960 $ 1,392,734 $ 2,678,414
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 379 $ 455 $ 1,814 $ 7,725
Core Fixed Income Fund 14,835 25,171 — 1,981
Diversified International Fund — (12) — (113)
Edge MidCap Fund 438 347 1,270 (1,939)
Equity Income Fund 3,913 (690) 5,170 (13,556)
Global Diversified Income Fund 4,791 (9,596) — (2,572)
Global Real Estate Securities Fund 1,466 (563) 2,901 (21,172)
Government & High Quality Bond Fund 8,408 (890) — 3,026
High Yield Fund 6,231 (1,900) — (233)
Inflation Protection Fund 1,848 324 — 11,137
Principal Active Global Dividend Income ETF 3,697 5,447 — (8,847)
Principal Active Income ETF 4,746 — — (5,438)
Principal Government Money Market Fund - Institutional Class 0.00% 60 — — —
Principal Investment Grade Corporate Active ETF 3,734 120 340 (6,417)
Principal U.S. Mega-Cap ETF 1,803 840 — 4,305
Principal U.S. Small-Cap Multi-Factor ETF 173 — — (2,084)
Short-Term Income Fund 6,451 (200) — 5,868
Spectrum Preferred and Capital Securities Income Fund 7,704 (193) — (2,642)
$ 70,677 $ 18,660 $ 11,495 $ (30,971)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2020
See accompanying notes.
451
INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Money Market Funds - 0 .35%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
6,165,335 $ 6,165
Principal Exchange-Traded Funds - 18 .83%
Principal U.S. Mega-Cap ETF
(a)
6,647,800 208,409
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,469,500 126,541
$ 334,950
Principal Funds, Inc. Class R-6 - 57 .88%
Blue Chip Fund
(a)
7,990,541 253,140
Diversified International Fund
(a)
26,443,432 335,567
Edge MidCap Fund
(a)
9,705,710 141,995
Global Real Estate Securities Fund
(a)
1,936,830 16,734
International Small Company Fund
(a)
3,363,386 34,374
LargeCap Growth Fund I
(a)
8,018,633 153,958
Origin Emerging Markets Fund
(a)
7,721,260 93,890
$ 1,029,658
Principal Funds, Inc. Institutional Class - 23 .01%
Equity Income Fund
(a)
10,595,906 325,401
LargeCap Value Fund III
(a)
5,623,779 84,019
$ 409,420
TOTAL INVESTMENT COMPANIES $ 1,780,193
Total Investments $ 1,780,193
Other Assets and Liabilities -  (0.07)% (1,217)
TOTAL NET ASSETS - 100.00% $ 1,778,976
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .71%
Fixed Income Funds 18 .86%
International Equity Funds 8 .15%
Money Market Funds 0 .35%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 285,159 $ 14,235 $ 97,850 $ 253,140
Diversified International Fund 403,207 12,867 85,822 335,567
Edge MidCap Fund 124,535 34,278 10,680 141,995
Equity Income Fund 352,436 27,142 26,766 325,401
Global Real Estate Securities Fund 99,188 6,045 70,496 16,734
International Small Company Fund 47,362 2,229 11,468 34,374
LargeCap Growth Fund I 92,613 68,560 22,585 153,958
LargeCap Value Fund III 45,138 51,152 5,065 84,019
Origin Emerging Markets Fund 100,810 2,465 17,814 93,890
Principal Active Global Dividend Income ETF 109,292 — 107,494 —
Principal Government Money Market Fund - Institutional Class 0.00% 6,346 134,533 134,714 6,165
Principal U.S. Mega-Cap ETF 134,670 77,376 7,970 208,409
Principal U.S. Small-Cap Multi-Factor ETF 79,203 57,735 — 126,541
$ 1,879,959 $ 488,617 $ 598,724 $ 1,780,193
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,321 $ 16,051 $ 11,164 $ 35,545
Diversified International Fund 9,429 1,185 — 4,130
Edge MidCap Fund 1,304 (467) 3,777 (5,671)
Equity Income Fund 6,957 (2,067) 9,664 (25,344)
Global Real Estate Securities Fund 1,291 1,843 2,814 (19,846)
International Small Company Fund 1,345 (281) — (3,468)
LargeCap Growth Fund I 250 187 7,119 15,183
LargeCap Value Fund III 1,045 (569) 1,856 (6,637)
Origin Emerging Markets Fund 1,828 895 — 7,534
Principal Active Global Dividend Income ETF 1,960 9,297 — (11,095)
Principal Government Money Market Fund - Institutional Class 0.00% 52 — — —
Principal U.S. Mega-Cap ETF 2,841 (1,053) — 5,386
Principal U.S. Small-Cap Multi-Factor ETF 1,370 — — (10,397)
$ 31,993 $ 25,021 $ 36,394 $ (14,680)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
452
INVESTMENT COMPANIES - 0.43% Shares Held Value (000's)
Money Market Funds - 0.43%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
402,125 $ 402
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
25,114,570 25,115
$ 25,517
TOTAL INVESTMENT COMPANIES $ 25,517
BONDS - 86.83%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.12%
Raytheon Technologies Corp
3.20%, 03/15/2024
(e)
$ 6,750 $ 7,238
Agriculture - 0.44%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,225
4.35%, 03/15/2024 10,450 11,495
Cargill Inc
1.38%, 07/23/2023
(e)
9,800 10,025
$ 25,745
Airlines - 0.41%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
7,800 8,197
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 8,791 7,619
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
8,193 8,316
$ 24,132
Automobile Asset Backed Securities - 6.56%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 3,365 3,388
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 4,090 4,138
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 475 476
2.97%, 11/20/2023 7,300 7,423
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,858
2.43%, 09/19/2022 2,569 2,578
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 5,093 5,126
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 7,492 7,516
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 13,500 13,524
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(e)
2,370 2,382
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(e)
3,396 3,411
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(e)
1,579 1,582
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(e)
3,707 3,723
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
6,348 6,393
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
5,478 5,496
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
15,197 15,201
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
14,000 14,147
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
11,500 11,824
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,692
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
$ 11,700 $ 12,743
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
13,000 13,596
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
24,250 24,285
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
12,084 12,227
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 18,256
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 12,000 12,014
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 21,000 21,019
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(e)
345 346
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 18,142
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,249
Westlake Automobile Receivables Trust 2018-3
3.32%, 10/16/2023
(e)
4,520 4,531
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(e)
1,165 1,168
3.26%, 10/17/2022
(e)
13,150 13,269
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(e)
4,389 4,415
2.62%, 07/15/2024
(e)
8,800 8,923
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
9,165 9,227
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
11,000 11,041
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
28,500 28,509
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 10,225 10,291
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 18,900 18,916
$ 388,045
Automobile Floor Plan Asset Backed Securities - 1.12%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,317
3.29%, 05/15/2023 19,500 19,808
Ford Credit Floorplan Master Owner Trust A
0.55%, 10/15/2023 8,750 8,762
1.00 x 1 Month USD LIBOR + 0.40%
Volvo Financial Equipment Master Owner Trust
0.65%, 11/15/2022
(e)
8,750 8,751
1.00 x 1 Month USD LIBOR + 0.50%
0.67%, 07/17/2023
(e)
14,600 14,623
1.00 x 1 Month USD LIBOR + 0.52%
$ 66,261
Automobile Manufacturers - 0.58%
Ford Motor Credit Co LLC
1.50%, 03/28/2022 5,000 4,827
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
1.08%, 04/09/2021 9,700 9,702
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,897
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,851
$ 34,277

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
453
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 17.21%
Bank of America Corp
0.98%, 09/25/2025
(f)
$ 19,500 $ 19,481
United States Secured Overnight Financing
Rate + 0.91%
1.20%, 10/24/2026
(f)
19,600 19,618
United States Secured Overnight Financing
Rate + 1.01%
1.32%, 06/19/2026
(f)
19,400 19,497
United States Secured Overnight Financing
Rate + 1.15%
1.38%, 01/20/2023 28,400 28,710
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,244
3.00%, 12/20/2023
(f)
10,347 10,847
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 27,302
Bank of New York Mellon Corp/The
1.26%, 10/30/2023 24,500 24,869
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,262
2.50%, 04/15/2021 5,700 5,743
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 10,364
Capital One NA
1.36%, 01/30/2023 14,400 14,505
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
9,600 9,595
United States Secured Overnight Financing
Rate + 0.69%
1.17%, 04/25/2022 19,800 20,003
3 Month USD LIBOR + 0.96%
1.68%, 09/01/2023 10,000 10,163
3 Month USD LIBOR + 1.43%
2.70%, 03/30/2021 28,900 29,184
3.50%, 05/15/2023 9,750 10,443
4.00%, 08/05/2024 10,750 11,859
4.04%, 06/01/2024
(f)
4,750 5,147
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,922
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(f)
5,000 5,241
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(e),(f)
17,900 19,348
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,844
3.65%, 01/25/2024 9,800 10,673
4.30%, 01/16/2024 15,700 17,261
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,782
First Republic Bank/CA
1.91%, 02/12/2024
(f)
11,000 11,316
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc /The
1.32%, 04/26/2022 10,450 10,490
3 Month USD LIBOR + 1.11%
2.02%, 02/25/2021 9,600 9,650
3 Month USD LIBOR + 1.77%
3.00%, 04/26/2022 24,050 24,346
3.20%, 02/23/2023 10,000 10,582
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
$ 9,300 $ 9,745
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(f)
9,750 10,485
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc /OH
2.63%, 08/06/2024 9,800 10,438
ING Groep NV
3.15%, 03/29/2022 6,800 7,064
JPMorgan Chase & Co
1.11%, 04/25/2023 38,500 38,803
3 Month USD LIBOR + 0.90%
1.44%, 10/24/2023 15,000 15,264
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
14,700 15,019
United States Secured Overnight Financing
Rate + 1.46%
3.88%, 09/10/2024 5,249 5,818
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 13,200 13,470
2.40%, 06/09/2022 9,600 9,907
3.30%, 02/01/2022 4,750 4,922
KeyCorp
5.10%, 03/24/2021 21,000 21,393
Morgan Stanley
0.79%, 01/20/2023 9,800 9,827
United States Secured Overnight Financing
Rate + 0.70%
1.61%, 04/21/2021 20,700 20,828
3 Month USD LIBOR + 1.40%
1.61%, 10/24/2023 38,600 39,272
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 11,041
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 15,250
Natwest Group PLC
4.27%, 03/22/2025
(f)
9,750 10,679
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.72%, 07/27/2022 9,600 9,657
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 10,965 11,446
PNC Financial Services Group Inc /The
3.90%, 04/29/2024 9,850 10,854
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 10,093
State Street Corp
2.35%, 11/01/2025
(f)
9,800 10,375
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,696
Truist Bank
0.84%, 08/02/2022 9,750 9,785
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 16,015
2.63%, 01/15/2022 14,400 14,770
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,574
2.70%, 01/27/2022 3,832 3,936
2.90%, 03/03/2021 12,500 12,584
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,961
UBS Group AG
1.01%, 07/30/2024
(e),(f)
7,000 7,026
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,931

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
454
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
0.85%, 01/24/2022
(g)
$ 5,751 $ 5,786
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,944
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 14,750 15,241
2.65%, 05/23/2022 10,000 10,347
Wells Fargo & Co
1.65%, 06/02/2024
(f)
19,600 20,026
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
9,800 10,182
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
14,600 15,180
United States Secured Overnight Financing
Rate + 2.00%
2.41%, 10/30/2025
(f)
10,000 10,548
3 Month USD LIBOR + 0.83%
3.07%, 01/24/2023 19,000 19,574
$ 1,018,047
Beverages - 1.19%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,749
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,834
Diageo Capital PLC
1.38%, 09/29/2025 7,800 8,001
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,541
PepsiCo Inc
0.40%, 10/07/2023 14,000 14,034
$ 70,159
Biotechnology - 1.41%
Amgen Inc
2.20%, 02/21/2027 14,750 15,495
2.65%, 05/11/2022 9,600 9,917
Biogen Inc
3.63%, 09/15/2022 8,000 8,464
4.05%, 09/15/2025 1,500 1,704
Gilead Sciences Inc
0.75%, 09/29/2023 48,000 48,113
$ 83,693
Building Materials - 0.25%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,926
Chemicals - 0.93%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
6,750 6,832
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,545
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
7,300 7,718
DuPont de Nemours Inc
4.21%, 11/15/2023 10,475 11,520
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,637
3.60%, 08/15/2026 7,900 8,648
$ 54,900
Commercial Mortgage Backed Securities - 6.78%
Cold Storage Trust 2020-ICE5
1.06%, 11/15/2023
(e)
29,400 29,400
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.52%, 11/25/2026
(h)
14,700 14,688
0.53%, 01/25/2025 9,729 9,717
0.57%, 05/25/2026 16,800 16,804
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
0.70%, 01/25/2030 $ 29,250 $ 29,041
0.73%, 03/25/2030 17,484 17,307
0.74%, 11/25/2029 12,639 12,502
0.79%, 10/25/2053 22,600 22,507
0.80%, 02/25/2030 29,440 29,006
0.81%, 10/25/2029 38,996 38,495
0.83%, 10/25/2029 19,492 19,252
0.83%, 03/25/2030 24,436 24,292
0.85%, 04/25/2030
(h),( i )
29,250 29,249
1.02%, 09/25/2029 35,499 35,254
1.34%, 09/25/2027
(h)
14,700 15,092
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(j)
17,000 17,052
0.99%, 07/25/2040
(j)
23,500 23,588
Ginnie Mae
0.40%, 09/16/2055
(j),(k)
17,115 384
0.46%, 01/16/2054
(j),(k)
32,216 579
0.53%, 02/16/2048
(j),(k)
17,878 356
0.53%, 10/16/2054
(j),(k)
37,277 789
0.66%, 02/16/2055
(j),(k)
49,620 660
0.76%, 01/16/2055
(j),(k)
74,024 1,592
0.90%, 06/16/2045
(j),(k)
26,725 1,016
1.07%, 08/16/2042
(j),(k)
21,087 590
1.22%, 10/16/2051
(j),(k)
2,672 152
1.26%, 12/16/2036
(j),(k)
12,996 339
1.26%, 02/16/2046
(j),(k)
30,802 1,368
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 6,582 6,622
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 3,619 3,625
$ 401,318
Commercial Services - 0.25%
PayPal Holdings Inc
1.35%, 06/01/2023 14,600 14,912
Computers - 1.16%
Apple Inc
1.13%, 05/11/2025 34,800 35,460
3.25%, 02/23/2026 5,350 5,981
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
9,800 10,783
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 16,227
$ 68,451
Consumer Products - 0.16%
Reckitt Benckiser Treasury Services PLC
0.78%, 06/24/2022
(e)
9,600 9,636
3 Month USD LIBOR + 0.56%
Cosmetics & Personal Care - 0.12%
Unilever Capital Corp
0.38%, 09/14/2023 6,800 6,825
Credit Card Asset Backed Securities - 0.64%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 37,987
Diversified Financial Services - 1.31%
American Express Co
2.75%, 05/20/2022 9,800 10,148
3.00%, 02/22/2021 18,594 18,707
3.70%, 11/05/2021 6,850 7,062
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
19,750 20,081
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,617

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
455
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
USAA Capital Corp
1.50%, 05/01/2023
(e)
$ 3,000 $ 3,078
2.63%, 06/01/2021
(e)
9,800 9,933
$ 77,626
Electric - 5.66%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,638
Alliant Energy Finance LLC
3.75%, 06/15/2023
(e)
19,500 20,916
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(e)
5,000 5,677
Black Hills Corp
4.25%, 11/30/2023 27,000 29,491
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,157
Dominion Energy Inc
0.78%, 09/15/2023 14,500 14,537
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(j)
9,800 9,963
3.07%, 08/15/2024
(j)
9,800 10,582
DTE Energy Co
1.05%, 06/01/2025 4,400 4,415
2.25%, 11/01/2022 9,750 10,078
2.53%, 10/01/2024 10,000 10,612
2.60%, 06/15/2022 9,800 10,124
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,699
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,835
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,779
Evergy Inc
2.45%, 09/15/2024 9,300 9,856
Exelon Corp
3.50%, 06/01/2022 22,500 23,456
Fortis Inc /Canada
3.06%, 10/04/2026 12,300 13,430
Indiantown Cogeneration LP
9.77%, 12/15/2020 774 774
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,172
2.90%, 04/01/2022 14,162 14,647
3.15%, 04/01/2024 5,600 6,043
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,537
2.88%, 06/15/2024 7,900 8,491
San Diego Gas & Electric Co
1.91%, 02/01/2022 1,564 1,575
Southern California Edison Co
1.85%, 02/01/2022 2,509 2,510
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,778
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
19,500 20,610
WEC Energy Group Inc
0.55%, 09/15/2023 14,250 14,292
Xcel Energy Inc
0.50%, 10/15/2023 11,000 11,005
$ 334,679
Electrical Components & Equipment - 0.17%
Emerson Electric Co
0.88%, 10/15/2026 10,200 10,099
Electronics - 1.02%
Fortive Corp
2.35%, 06/15/2021 11,700 11,815
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc
0.48%, 08/19/2022 $ 14,250 $ 14,272
1.85%, 11/01/2021 9,600 9,731
2.15%, 08/08/2022 9,800 10,092
Roper Technologies Inc
1.00%, 09/15/2025 14,200 14,288
$ 60,198
Environmental Control - 0.10%
Republic Services Inc
2.50%, 08/15/2024 5,650 6,002
Finance - Mortgage Loan/Banker - 2.41%
Fannie Mae
1.75%, 07/02/2024 24,600 25,925
2.00%, 01/05/2022 24,000 24,531
2.50%, 02/05/2024
(g)
11,750 12,602
Freddie Mac
0.25%, 06/26/2023 22,600 22,609
0.25%, 08/24/2023 34,000 33,996
2.75%, 06/19/2023 21,650 23,081
$ 142,744
Food - 0.89%
Mars Inc
0.88%, 07/16/2026
(e)
24,000 23,917
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
29,000 28,863
$ 52,780
Forest Products & Paper - 0.30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 17,666
Gas - 0.25%
NiSource Inc
0.95%, 08/15/2025 14,600 14,554
Healthcare - Services - 0.59%
HCA Inc
5.25%, 06/15/2026 25,800 30,050
Humana Inc
2.50%, 12/15/2020 4,900 4,912
$ 34,962
Home Builders - 0.17%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,358
Home Furnishings - 0.26%
Panasonic Corp
2.54%, 07/19/2022
(e)
9,800 10,076
2.68%, 07/19/2024
(e)
5,000 5,320
$ 15,396
Insurance - 4.40%
Allstate Corp/The
0.85%, 03/29/2023 12,500 12,577
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 11,450 12,309
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 29,769
Guardian Life Global Funding
1.10%, 06/23/2025
(e)
17,525 17,706
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
19,500 19,687
2.00%, 04/15/2021
(e)
31,938 32,195
2.75%, 06/22/2024
(e)
13,000 13,939
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(e)
13,400 13,546
1.95%, 09/15/2021
(e)
28,175 28,583
3.60%, 01/11/2024
(e)
5,000 5,455
New York Life Global Funding
0.77%, 06/10/2022
(e)
24,000 24,159
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(e)
9,600 9,675

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
New York Life Global Funding   (continued)
2.00%, 01/22/2025
(e)
$ 9,800 $ 10,281
2.30%, 06/10/2022
(e)
16,000 16,495
Prudential Financial Inc
1.50%, 03/10/2026 13,700 14,054
$ 260,430
Internet - 0.33%
Amazon.com Inc
1.20%, 06/03/2027 19,500 19,702
Iron & Steel - 0.08%
Nucor Corp
2.00%, 06/01/2025 4,500 4,704
Machinery - Construction & Mining - 0.17%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 10,135
Machinery - Diversified - 0.35%
John Deere Capital Corp
1.20%, 04/06/2023 6,100 6,214
Otis Worldwide Corp
0.68%, 04/05/2023 14,750 14,754
3 Month USD LIBOR + 0.45%
$ 20,968
Media - 1.27%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 16,936
Discovery Communications LLC
4.90%, 03/11/2026 14,498 16,859
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,378
ViacomCBS Inc
4.75%, 05/15/2025 14,850 17,046
Walt Disney Co/The
1.75%, 01/13/2026 14,350 14,934
$ 75,153
Mining - 0.35%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 11,065
Glencore Funding LLC
1.63%, 09/01/2025
(e)
9,750 9,691
$ 20,756
Miscellaneous Manufacturers - 0.25%
Trane Technologies Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,608
Mortgage Backed Securities - 4.08%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 8 9
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(j)
6,024 6,118
CHL Mortgage Pass-Through Trust 2003-46
2.84%, 01/19/2034
(j)
260 256
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(e),(j)
4,878 4,900
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(e),(j)
3,747 3,763
GS Mortage -Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(j)
5,965 6,066
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(j)
7,277 7,385
JP Morgan Mortgage Trust 2004-A3
3.17%, 07/25/2034
(j)
337 322
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(j)
$ 4,873 $ 4,909
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(j)
3,934 3,983
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(e),(j)
6,332 6,359
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(j)
3,128 3,144
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(j)
5,419 5,480
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(j)
3,415 3,467
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(e),(j)
1,805 1,816
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(e),(j)
1,082 1,082
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(e),(j)
2,869 2,886
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(j)
4,389 4,481
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(j)
5,152 5,513
PHH Mortgage Trust Series 2008-CIM1
2.40%, 06/25/2038 941 922
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 178 177
PSMC 2018-1 Trust
3.50%, 02/25/2048
(e),(j)
5,660 5,702
PSMC 2018-2 Trust
3.50%, 06/25/2048
(e),(j)
3,856 3,869
PSMC 2019-1 Trust
4.00%, 07/25/2049
(e),(j)
114 114
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(j)
12,148 12,350
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(j)
9,633 9,788
RBSSP Resecuritization Trust 2009-7
0.55%, 06/26/2037
(e)
36 36
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(j)
3,076 3,076
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(j)
167 167
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(j)
5,609 5,651
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(j)
2,609 2,638
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(j)
3,947 3,992
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(j)
3,475 3,481
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(e),(j)
3,025 3,038
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(e),(j)
532 532
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(e),(j)
329 328
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(e),(j)
983 982
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(e),(j)
1,253 1,260
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(e),(j)
3,753 3,765
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(e),(j)
3,926 3,966
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(j)
2,902 2,939

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
457
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(j)
$ 17,500 $ 17,936
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(j)
6,405 6,461
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(e),(j)
633 635
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(e),(j)
32 32
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(j)
4,763 4,779
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(j)
12,183 12,375
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(j)
12,958 13,119
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(j)
12,616 12,819
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(j)
5,020 5,118
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(j)
15,962 16,428
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(j)
10,500 10,729
$ 241,291
Oil & Gas - 1.84%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,480
Chevron USA Inc
0.43%, 08/11/2023 10,700 10,700
0.69%, 08/12/2025 14,600 14,509
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,345
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 7,039
2.99%, 03/19/2025 9,800 10,659
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 10,546
Phillips 66
0.83%, 02/26/2021 700 700
3 Month USD LIBOR + 0.60%
3.85%, 04/09/2025 6,850 7,537
Shell International Finance BV
2.38%, 08/21/2022 11,700 12,120
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,733
3.10%, 05/15/2025 7,900 8,436
$ 108,804
Oil & Gas Services - 0.26%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 7,310 7,640
Schlumberger Finance Canada Ltd
1.40%, 09/17/2025 7,800 7,904
$ 15,544
Other Asset Backed Securities - 6.51%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
9,442 9,600
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(e)
462 464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
$ 5,646 $ 5,716
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
16,085 16,320
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
15,200 15,207
Drug Royalty III LP 1
1.84%, 10/15/2031
(e)
2,232 2,195
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(e)
869 869
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(e)
869 872
4.27%, 10/15/2031
(e)
2,710 2,789
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(e)
4,331 4,353
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
7,500 7,522
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
12,600 12,599
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
3,501 3,515
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
2,305 2,310
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
6,690 6,930
PFS Financing Corp
0.93%, 08/15/2024
(e)
9,500 9,525
0.97%, 02/15/2026
(e)
17,650 17,692
2.23%, 10/15/2024
(e)
29,250 30,016
2.86%, 04/15/2024
(e)
9,750 9,993
3.19%, 04/17/2023
(e)
8,750 8,861
3.52%, 10/15/2023
(e)
6,750 6,948
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(e)
22,000 22,246
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(e)
697 697
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
5,802 5,845
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 23,400 23,737
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,813
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,940
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,529
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,543
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 10,500 10,512
Verizon Owner Trust 2020-C
0.41%, 04/21/2025
(h)
17,750 17,744
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
18,750 18,759
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
4,900 4,970
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
12,900 13,141
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
7,356 7,407
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
5,959 6,196
$ 385,375
Pharmaceuticals - 3.20%
AbbVie Inc
2.15%, 11/19/2021
(e)
19,500 19,850
2.30%, 05/14/2021 14,800 14,928

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/2026 $ 24,000 $ 23,638
Bayer US Finance II LLC
3.50%, 06/25/2021
(e)
4,750 4,832
3.88%, 12/15/2023
(e)
5,800 6,315
Bristol-Myers Squibb Co
2.90%, 07/26/2024 8,350 9,011
3.63%, 05/15/2024 8,100 8,896
CVS Health Corp
2.63%, 08/15/2024 10,500 11,200
3.35%, 03/09/2021 14,216 14,364
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,479
Johnson & Johnson
0.95%, 09/01/2027 12,700 12,667
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,754
Merck & Co Inc
0.75%, 02/24/2026 8,800 8,776
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,371
Pfizer Inc
2.80%, 03/11/2022 9,750 10,077
$ 189,158
Pipelines - 1.67%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,116
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 15,150
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
12,550 13,067
Kinder Morgan Inc
1.52%, 01/15/2023 14,500 14,568
3 Month USD LIBOR + 1.28%
NGPL PipeCo LLC
4.88%, 08/15/2027
(e)
2,500 2,721
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,639
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 11,430
TransCanada PipeLines Ltd
2.49%, 05/15/2067 23,657 15,968
3 Month USD LIBOR + 2.21%
$ 98,659
REITs - 1.89%
American Tower Corp
2.40%, 03/15/2025 9,600 10,159
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 24,632
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,837
CubeSmart LP
4.00%, 11/15/2025 3,275 3,660
4.38%, 12/15/2023 13,400 14,708
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,757
4.95%, 04/01/2024 4,750 5,106
SBA Tower Trust
1.88%, 07/15/2050
(e)
5,623 5,798
3.17%, 04/09/2047
(e)
10,500 10,620
3.72%, 04/09/2048
(e)
632 651
Ventas Realty LP
3.50%, 04/15/2024 9,400 10,144
Welltower Inc
3.75%, 03/15/2023 4,920 5,217
3.95%, 09/01/2023 4,237 4,582
$ 111,871
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.37%
McDonald's Corp
2.75%, 12/09/2020 $ 8,256 $ 8,271
Walmart Inc
1.90%, 12/15/2020 6,850 6,864
2.85%, 07/08/2024 6,000 6,492
$ 21,627
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
1,200 —
Semiconductors - 0.97%
Broadcom Inc
2.25%, 11/15/2023 6,850 7,124
4.70%, 04/15/2025 10,300 11,712
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,562
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,552
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,632
3.15%, 05/01/2027
(e)
9,800 10,609
$ 57,191
Software - 0.15%
Intuit Inc
0.65%, 07/15/2023 8,800 8,861
Student Loan Asset Backed Securities - 3.53%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
6,538 6,798
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
10,407 10,834
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
15,602 15,922
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
6,679 6,805
KeyCorp Student Loan Trust 2000-A
0.57%, 05/25/2029 269 269
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
0.52%, 07/25/2029 6,390 6,311
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.74%, 01/25/2037 13,767 13,671
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
2,083 2,112
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
7,500 7,501
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
4,457 4,660
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(e)
3,528 3,541
Navient Private Education Refi Loan Trust
2019-D
0.55%, 12/15/2059
(e)
1,896 1,895
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(e)
2,942 2,959
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(e)
3,189 3,197
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
13,853 14,171
Navient Private Education Refi Loan Trust
2020-A
0.50%, 11/15/2068
(e)
4,514 4,508
1.00 x 1 Month USD LIBOR + 0.35%

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
$ 7,875 $ 7,907
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
15,497 15,733
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
10,514 10,544
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
12,480 12,504
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(e)
399 399
Navient Student Loan Trust 2019-B
0.55%, 12/15/2059
(e)
1,631 1,630
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.65%, 06/15/2033 1,020 1,004
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.58%, 03/15/2024 8,394 8,321
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.54%, 06/15/2039 20,752 19,773
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.45%, 12/15/2039 12,075 11,494
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-A
0.50%, 02/16/2026
(e)
259 259
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
0.50%, 07/15/2026
(e)
2,980 2,979
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.45%, 03/15/2027
(e)
11,394 11,382
1.00 x 1 Month USD LIBOR + 0.30%
$ 209,083
Telecommunications - 2.31%
AT&T Inc
1.15%, 02/15/2023 8,525 8,594
3 Month USD LIBOR + 0.89%
2.30%, 06/01/2027 24,500 25,517
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
18,500 18,691
3.72%, 07/15/2043
(e)
1,263 1,324
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
9,588 9,677
4.74%, 03/20/2025
(e)
39,800 43,291
5.15%, 03/20/2028
(e)
9,500 11,070
Verizon Communications Inc
1.68%, 10/30/2030
(e)
8,005 7,909
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,643
$ 136,716
Transportation - 0.21%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,863
3.75%, 06/09/2023 7,300 7,826
$ 12,689
Trucking & Leasing - 0.18%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,628
TOTAL BONDS $ 5,137,569
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12.99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
3.53%, 09/01/2035 $ 36 $ 38
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 35 36
$ 74
Federal National Mortgage Association (FNMA) - 0.01%
2.17%, 10/01/2035 $ 82 $ 82
1.00 x 12 Month USD LIBOR + 1.67%
2.18%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
2.41%, 07/01/2034 35 35
1.00 x 12 Month USD LIBOR + 1.63%
2.43%, 08/01/2034 25 26
1.00 x 12 Month USD LIBOR + 1.63%
2.94%, 02/01/2035 13 13
1.00 x 6 Month USD LIBOR + 2.07%
3.08%, 02/01/2037 52 53
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.12%
3.09%, 07/01/2034 10 10
1.00 x 12 Month USD LIBOR + 1.65%
3.64%, 12/01/2032 13 13
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 21 21
1.00 x 12 Month USD LIBOR + 1.75%
4.04%, 11/01/2032 12 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.94%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 267
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 1.00%
0.25%, 07/31/2025 20,000 19,897
1.50%, 11/30/2021 14,600 14,812
1.63%, 08/31/2022 24,000 24,643
$ 59,352
U.S. Treasury Bill - 11.98%
0.08%, 12/10/2020
(l)
25,000 24,998
0.09%, 02/11/2021
(l)
29,250 29,242
0.09%, 02/18/2021
(l)
29,000 28,992
0.09%, 02/25/2021
(l)
30,000 29,990
0.09%, 04/08/2021
(l)
29,200 29,188
0.10%, 12/17/2020
(l)
25,000 24,997
0.10%, 03/04/2021
(l)
30,000 29,990
0.10%, 03/11/2021
(l)
30,000 29,990
0.10%, 04/01/2021
(l)
29,400 29,388
0.11%, 01/14/2021
(l)
29,250 29,245
0.11%, 01/21/2021
(l)
29,250 29,244
0.11%, 02/04/2021
(l)
29,000 28,993
0.11%, 03/18/2021
(l)
30,000 29,989
0.11%, 03/25/2021
(l)
29,500 29,489
0.11%, 04/15/2021
(l)
29,500 29,487
0.11%, 04/22/2021
(l)
29,500 29,486
0.12%, 12/24/2020
(l)
29,500 29,496
0.13%, 11/05/2020
(l)
29,400 29,400
0.14%, 11/19/2020
(l)
29,500 29,499
0.14%, 01/07/2021
(l)
29,500 29,495
0.15%, 11/12/2020
(l)
25,000 24,999
0.15%, 01/28/2021
(l)
29,500 29,493

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
460
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.16%, 12/03/2020
(l)
$ 74,000 $ 73,995
$ 709,085
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 768,782
Total Investments $ 5,931,868
Other Assets and Liabilities -  (0.25)% (14,734)
TOTAL NET ASSETS - 100.00% $ 5,917,134
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $402 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,707,970 or 28.86% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security purchased on a when-issued basis.
( i ) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $29,249 or
0.49% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.81%
Asset Backed Securities 18.36%
Government 15.39%
Mortgage Securities 10.87%
Consumer, Non-cyclical 8.25%
Utilities 5.91%
Communications 3.91%
Energy 3.77%
Industrial 2.82%
Technology 2.28%
Consumer, Cyclical 1.79%
Basic Materials 1.66%
Money Market Funds 0.43%
Other Assets and Liabilities
(0.25)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 38,952 $ 2,972,803 $ 2,986,640 $ 25,115
$ 38,952 $ 2,972,803 $ 2,986,640 $ 25,115
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 406 $ — $ — $ —
$ 406 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
October 31, 2020
See accompanying notes.
461
INVESTMENT COMPANIES - 4 .35 % Shares Held Value (000's)
Money Market Funds - 4 .35%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
28,977 $ 29
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
29,913,290 29,913
$ 29,942
TOTAL INVESTMENT COMPANIES $ 29,942
COMMON STOCKS - 97 .65 % Shares Held Value (000's)
Aerospace & Defense - 0 .70%
Aerojet Rocketdyne Holdings Inc
(d)
149,200 $ 4,837
Agriculture - 2 .31%
Darling Ingredients Inc
(d)
274,400 11,799
Vital Farms Inc
(d),(e)
118,600 4,099
$ 15,898
Automobile Parts & Equipment - 0 .87%
Modine Manufacturing Co
(d)
206,300 1,320
Visteon Corp
(d)
52,300 4,689
$ 6,009
Banks - 5 .26%
BancFirst Corp 40,700 1,809
First Foundation Inc 135,600 2,016
First Horizon National Corp 393,544 4,097
First Interstate BancSystem Inc 156,000 5,507
First Merchants Corp 143,900 3,757
First Midwest Bancorp Inc/IL 256,700 3,222
Flagstar Bancorp Inc 112,000 3,287
Independent Bank Corp/MI 92,500 1,385
Lakeland Bancorp Inc 101,700 1,132
United Community Banks Inc/GA 301,350 6,310
WesBanco Inc 155,500 3,777
$ 36,299
Biotechnology - 6 .10%
Acceleron Pharma Inc
(d)
54,600 5,710
ADC Therapeutics SA
(d),(e)
63,600 1,825
Allogene Therapeutics Inc
(d)
61,500 2,086
Bluebird Bio Inc
(d)
32,000 1,655
Denali Therapeutics Inc
(d)
137,800 5,895
FibroGen Inc
(d)
93,800 3,600
Insmed Inc
(d)
206,900 6,815
Iovance Biotherapeutics Inc
(d)
124,300 4,435
MacroGenics Inc
(d)
127,800 2,480
Magenta Therapeutics Inc
(d)
185,200 1,169
Precision BioSciences Inc
(d)
270,700 1,708
Seagen Inc
(d)
27,900 4,654
$ 42,032
Building Materials - 1 .97%
Builders FirstSource Inc
(d)
271,300 8,220
Masonite International Corp
(d)
60,800 5,351
$ 13,571
Chemicals - 1 .05%
Cabot Corp 138,800 5,276
Koppers Holdings Inc
(d)
88,400 1,983
$ 7,259
Commercial Services - 5 .73%
AMN Healthcare Services Inc
(d)
91,200 5,953
BrightView Holdings Inc
(d)
268,900 3,289
Brink's Co/The 96,700 4,142
HMS Holdings Corp
(d)
286,000 7,613
Huron Consulting Group Inc
(d)
117,400 4,445
ICF International Inc 66,200 4,329
K12 Inc
(d)
190,000 4,535
Medifast Inc 28,600 4,018
Nesco Holdings Inc
(d)
288,400 1,197
$ 39,521
Computers - 4 .36%
CACI International Inc
(d)
28,600 5,964
ExlService Holdings Inc
(d)
83,500 6,324
Parsons Corp
(d)
207,300 6,534
Perspecta Inc 355,600 6,376
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Ping Identity Holding Corp
(d)
176,300 $ 4,882
$ 30,080
Consumer Products - 0 .98%
Central Garden & Pet Co - A Shares
(d)
142,380 5,039
Quanex Building Products Corp 94,991 1,729
$ 6,768
Diversified Financial Services - 3 .63%
Federated Hermes Inc 118,100 2,822
LPL Financial Holdings Inc 47,100 3,765
Piper Sandler Cos 76,140 6,354
PJT Partners Inc 29,267 1,980
Stifel Financial Corp 172,611 10,091
$ 25,012
Electric - 2 .31%
PNM Resources Inc 185,580 9,279
Portland General Electric Co 169,600 6,665
$ 15,944
Electrical Components & Equipment - 1 .53%
EnerSys 124,800 8,936
nLight Inc
(d)
76,364 1,622
$ 10,558
Electronics - 3 .66%
Advanced Energy Industries Inc
(d)
114,900 7,752
Atkore International Group Inc
(d)
184,300 3,813
SYNNEX Corp 61,900 8,149
Vishay Intertechnology Inc 338,600 5,492
$ 25,206
Engineering & Construction - 2 .59%
Great Lakes Dredge & Dock Corp
(d)
412,200 4,258
MasTec Inc
(d)
200,100 9,933
Tutor Perini Corp
(d)
271,179 3,664
$ 17,855
Entertainment - 2 .52%
Caesars Entertainment Inc
(d)
192,500 8,628
Golden Entertainment Inc
(d)
190,100 2,445
Vail Resorts Inc 27,200 6,311
$ 17,384
Food - 0 .83%
Performance Food Group Co
(d)
170,118 5,718
Forest Products & Paper - 0 .20%
Glatfelter Corp 98,800 1,410
Gas - 0 .98%
Southwest Gas Holdings Inc 102,690 6,749
Healthcare - Products - 3 .85%
Adaptive Biotechnologies Corp
(d)
94,200 4,340
Castle Biosciences Inc
(d)
25,000 1,161
Natera Inc
(d)
152,515 10,258
Nevro Corp
(d)
48,200 7,192
STAAR Surgical Co
(d)
49,600 3,596
$ 26,547
Healthcare - Services - 4 .51%
Accolade Inc
(d),(e)
66,725 2,337
Addus HomeCare Corp
(d)
89,000 8,684
American Well Corp
(d)
9,387 242
Encompass Health Corp 104,100 6,382
Syneos Health Inc
(d)
133,100 7,065
Teladoc Health Inc
(d)
32,400 6,365
$ 31,075
Holding Companies - Diversified - 2 .12%
Ajax I
(d)
371,500 3,745
GS Acquisition Holdings Corp II
(d)
688,200 7,088
Vesper Healthcare Acquisition Corp
(d)
378,800 3,788
$ 14,621
Home Builders - 1 .27%
Taylor Morrison Home Corp
(d)
404,900 8,746
Home Furnishings - 0 .82%
Purple Innovation Inc
(d)
199,914 5,671

Schedule of Investments
SmallCap Fund
October 31, 2020
See accompanying notes.
462
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .25%
CNO Financial Group Inc 229,500 $ 4,074
Essent Group Ltd 137,900 5,495
Hanover Insurance Group Inc/The 70,700 6,763
NMI Holdings Inc
(d)
101,450 2,180
Reinsurance Group of America Inc 14,000 1,414
Stewart Information Services Corp 28,328 1,201
Trean Insurance Group Inc
(d)
117,100 1,271
$ 22,398
Internet - 1 .00%
Eventbrite Inc
(d)
286,100 2,641
Leslie's Inc
(d)
120,700 2,652
Revolve Group Inc
(d)
88,692 1,603
$ 6,896
Investment Companies - 0 .41%
StepStone Group Inc
(d)
110,800 2,849
Iron & Steel - 0 .97%
Cleveland-Cliffs Inc
(e)
806,600 6,679
Leisure Products & Services - 1 .00%
Lindblad Expeditions Holdings Inc
(d)
130,100 1,082
Planet Fitness Inc
(d)
97,800 5,797
$ 6,879
Lodging - 0 .85%
Extended Stay America Inc 519,550 5,897
Machinery - Diversified - 0 .56%
Columbus McKinnon Corp/NY 113,500 3,846
Media - 0 .49%
World Wrestling Entertainment Inc 93,800 3,411
Metal Fabrication & Hardware - 1 .16%
Rexnord Corp 249,900 8,017
Mining - 0 .36%
Alcoa Corp
(d)
133,390 1,723
Piedmont Lithium Ltd ADR
(d)
37,300 744
$ 2,467
Miscellaneous Manufacturers - 1 .07%
Hillenbrand Inc 207,700 6,075
Trinseo SA 40,900 1,302
$ 7,377
Oil & Gas - 0 .35%
Parsley Energy Inc 163,600 1,638
PDC Energy Inc
(d)
63,000 751
$ 2,389
Oil & Gas Services - 0 .31%
ChampionX Corp
(d)
220,300 1,923
Matrix Service Co
(d)
24,600 187
$ 2,110
Packaging & Containers - 0 .75%
Graphic Packaging Holding Co 387,400 5,148
Pharmaceuticals - 3 .63%
AdaptHealth Corp
(d)
202,266 5,522
DexCom Inc
(d)
10,100 3,228
Horizon Therapeutics Plc
(d)
117,700 8,819
PMV Pharmaceuticals Inc
(d)
48,458 1,699
Revance Therapeutics Inc
(d)
223,200 5,776
$ 25,044
REITs - 5 .44%
Agree Realty Corp 122,900 7,628
Cousins Properties Inc 235,701 6,006
First Industrial Realty Trust Inc 199,740 7,952
Ladder Capital Corp 391,700 2,938
Pebblebrook Hotel Trust 428,836 5,137
Rexford Industrial Realty Inc 168,300 7,819
$ 37,480
Retail - 4 .25%
Bed Bath & Beyond Inc 97,900 1,938
BJ's Wholesale Club Holdings Inc
(d)
249,051 9,536
Bloomin' Brands Inc 113,000 1,580
Brinker International Inc 73,100 3,183
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Caleres Inc 444,100 $ 3,411
Ruth's Hospitality Group Inc 174,300 1,948
Vroom Inc
(d)
144,400 5,935
World Fuel Services Corp 83,500 1,758
$ 29,289
Savings & Loans - 0 .68%
Meridian Bancorp Inc 67,300 838
Sterling Bancorp/DE 288,600 3,861
$ 4,699
Semiconductors - 3 .09%
Allegro MicroSystems Inc
(d)
233,600 4,275
Entegris Inc 106,540 7,966
SiTime Corp
(d)
109,000 9,100
$ 21,341
Software - 6 .33%
Aspen Technology Inc
(d)
60,500 6,643
Bentley Systems Inc
(d),(e)
29,624 1,039
BigCommerce Holdings Inc
(d),(e)
12,181 894
Cloudflare Inc
(d)
117,100 6,086
Duck Creek Technologies Inc
(d)
12,600 546
Jamf Holding Corp
(d),(e)
97,900 3,191
Manhattan Associates Inc
(d)
84,800 7,250
SolarWinds Corp
(d)
382,703 7,819
Sprout Social Inc
(d)
190,300 8,316
Sumo Logic Inc
(d),(e)
37,200 643
Vertex Inc
(d)
49,200 1,193
$ 43,620
Telecommunications - 0 .18%
Switch Inc 88,700 1,247
Transportation - 1 .37%
Atlas Air Worldwide Holdings Inc
(d)
74,509 4,408
Hub Group Inc
(d)
100,200 5,023
$ 9,431
TOTAL COMMON STOCKS $ 673,284
Total Investments $ 703,226
Other Assets and Liabilities -  (2.00)% (13,757)
TOTAL NET ASSETS - 100.00% $ 689,469
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,789 or 1.85% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27 .94%
Financial 18 .67%
Industrial 15 .36%
Technology 13 .78%
Consumer, Cyclical 11 .58%
Money Market Funds 4 .35%
Utilities 3 .29%
Basic Materials 2 .58%
Diversified 2 .12%
Communications 1 .67%
Energy 0 .66%
Other Assets and Liabilities
( 2 .00 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
October 31, 2020
See accompanying notes.
463
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 35,326 $ 415,261 $ 420,674 $ 29,913
$ 35,326 $ 415,261 $ 420,674 $ 29,913
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 80 $ — $ — $ —
$ 80 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
464
INVESTMENT COMPANIES - 4.79% Shares Held Value (000's)
Exchange-Traded Funds - 0.15%
iShares Russell 2000 Growth ETF
(a)
14,692 $ 3,278
Money Market Funds - 4.64%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(b),(c)
3,541,981 3,54 2
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
98,343,915 98,34 4
$ 101,886
TOTAL INVESTMENT COMPANIES $ 105,164
COMMON STOCKS - 97.24% Shares Held Value (000's)
Advertising - 0.00%
Quotient Technology Inc
(e)
7,322 $ 65
Aerospace & Defense - 1.11%
Aerojet Rocketdyne Holdings Inc
(e)
10,796 350
AeroVironment Inc
(e)
3,190 244
Kaman Corp 362 14
Kratos Defense & Security Solutions Inc
(e)
446,075 8,426
Mercury Systems Inc
(e)
222,917 15,355
National Presto Industries Inc 46 4
$ 24,393
Agriculture - 0.25%
Cadiz Inc
(a),(e)
1,444 14
Greenlane Holdings Inc
(e)
1,411 4
Limoneira Co 499 7
Turning Point Brands Inc 1,746 65
Vector Group Ltd 2,298 21
Vital Farms Inc
(a),(e)
154,687 5,346
$ 5,457
Airlines - 0.00%
Allegiant Travel Co 247 33
Apparel - 0.08%
Crocs Inc
(e)
9,823 514
Deckers Outdoor Corp
(e)
4,119 1,043
Steven Madden Ltd 5,322 128
Superior Group of Cos Inc 272 6
$ 1,691
Auto Manufacturers - 0.12%
Fisker Inc
(e),(f)
269,050 2,728
Automobile Manufacturers - 0.00%
Blue Bird Corp
(e)
788 9
REV Group Inc 466 4
$ 13
Automobile Parts & Equipment - 0.99%
Dorman Products Inc
(e)
3,922 350
Douglas Dynamics Inc 3,062 105
Fox Factory Holding Corp
(e)
197,494 16,605
Gentherm Inc
(e)
4,818 223
Meritor Inc
(e)
7,817 190
Methode Electronics Inc 969 30
Motorcar Parts of America Inc
(e)
346 5
Shyft Group Inc/The 5,192 100
Standard Motor Products Inc 475 22
Telenav Inc
(e)
1,786 7
Visteon Corp
(e)
43,576 3,907
XPEL Inc
(e)
2,546 63
$ 21,607
Banks - 0.51%
Altabancorp 107 2
Bank First Corp 896 57
Bank7 Corp 138 1
BayCom Corp
(e)
444 5
Cambridge Bancorp 186 12
Century Bancorp Inc/MA 44 3
Coastal Financial Corp/WA
(e)
90 1
CrossFirst Bankshares Inc
(e)
34,000 284
Customers Bancorp Inc
(e)
285 4
Esquire Financial Holdings Inc
(e)
280 4
First Financial Bankshares Inc 88,986 2,653
First Foundation Inc 1,287 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Glacier Bancorp Inc 1,538 $ 55
Hanmi Financial Corp 333 3
Independent Bank Corp 315 18
Kearny Financial Corp/MD 3,026 25
Lakeland Financial Corp 202 10
Luther Burbank Corp 109 1
Meridian Corp 120 2
National Bank Holdings Corp 1,079 33
Northeast Bank 57 1
Prosperity Bancshares Inc 139,249 7,674
Reliant Bancorp Inc 90 2
ServisFirst Bancshares Inc 5,324 197
Stock Yards Bancorp Inc 376 14
Unity Bancorp Inc 31 1
Walker & Dunlop Inc 313 20
West BanCorp Inc 354 6
Westamerica BanCorp 535 28
$ 11,135
Beverages - 0.09%
Celsius Holdings Inc
(e)
5,053 102
Coca-Cola Consolidated Inc 695 159
MGP Ingredients Inc 1,475 62
National Beverage Corp
(a),(e)
20,666 1,618
NewAge Inc
(e)
5,616 13
$ 1,954
Biotechnology - 13.97%
Abcam PLC ADR
(a),(e)
135,032 2,566
Abeona Therapeutics Inc
(e)
2,694 3
Acceleron Pharma Inc
(e)
50,282 5,258
ADC Therapeutics SA
(e)
113,341 3,252
ADMA Biologics Inc
(a),(e)
7,383 15
Adverum Biotechnologies Inc
(e)
10,998 120
Affimed NV
(e)
11,206 35
Agenus Inc
(e)
22,315 82
Akero Therapeutics Inc
(e)
1,992 53
Akouos Inc
(e)
1,688 33
Albireo Pharma Inc
(e)
1,416 45
Alder Biopharmaceuticals Inc
(a),(e),(f),(g)
9,847 12
Allakos Inc
(a),(e)
74,794 7,115
Allogene Therapeutics Inc
(e)
162,503 5,512
ALX Oncology Holdings Inc
(a),(e)
1,114 44
Amicus Therapeutics Inc
(e)
37,314 665
Anavex Life Sciences Corp
(e)
7,796 46
ANI Pharmaceuticals Inc
(e)
698 18
Annexon Inc
(e)
137,611 2,864
Apellis Pharmaceuticals Inc
(e)
8,831 282
Applied Molecular Transport Inc
(e)
1,443 42
Applied Therapeutics Inc
(e)
126,120 2,052
Aprea Therapeutics Inc
(e)
1,058 23
Aravive Inc
(e)
1,605 7
Arcturus Therapeutics Holdings Inc
(e)
2,356 127
Arcus Biosciences Inc
(e)
6,199 135
Arcutis Biotherapeutics Inc
(e)
2,661 47
Ardelyx Inc
(e)
11,119 57
Arena Pharmaceuticals Inc
(e)
106,554 9,134
Arrowhead Pharmaceuticals Inc
(e)
14,764 846
Ascendis Pharma A/S ADR
(e)
34,228 5,591
Assembly Biosciences Inc
(e)
71,004 1,047
Atara Biotherapeutics Inc
(e)
7,886 102
Athersys Inc
(a),(e)
26,794 47
Atreca Inc
(e)
3,847 51
AVEO Pharmaceuticals Inc
(e)
1,822 10
Avid Bioservices Inc
(e)
7,729 56
Avidity Biosciences Inc
(e)
1,944 48
Avrobio Inc
(e)
178,889 2,554
Beam Therapeutics Inc
(a),(e)
5,197 178
BioCryst Pharmaceuticals Inc
(e)
20,480 78
Biohaven Pharmaceutical Holding Co Ltd
(e)
250,903 19,435
Black Diamond Therapeutics Inc
(e)
2,661 84

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
465
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Blueprint Medicines Corp
(e)
270,612 $ 27,679
BrainStorm Cell Therapeutics Inc
(a),(e)
4,061 41
Bridgebio Pharma Inc
(a),(e)
10,710 411
Calithera Biosciences Inc
(e)
10,026 35
Cara Therapeutics Inc
(e)
6,266 83
Cardiff Oncology Inc
(a),(e)
147,751 2,337
CASI Pharmaceuticals Inc
(e)
8,101 19
Catabasis Pharmaceuticals Inc
(e)
1,731 2
CEL-SCI Corp
(a),(e)
4,276 51
Centogene NV
(e)
1,201 15
Cerecor Inc
(e)
4,102 8
Champions Oncology Inc
(e)
1,025 9
Checkmate Pharmaceuticals Inc
(e)
540 6
ChemoCentryx Inc
(e)
104,449 5,013
Chinook Therapeutics Inc
(e)
1,525 19
ChromaDex Corp
(e)
5,982 27
Cohbar Inc
(e)
3,409 3
Constellation Pharmaceuticals Inc
(e)
4,514 89
ContraFect Corp
(e)
3,305 19
Cortexyme Inc
(a),(e)
2,162 103
Crinetics Pharmaceuticals Inc
(e)
4,121 50
Cue Biopharma Inc
(e)
4,224 47
CytomX Therapeutics Inc
(e)
6,870 45
Deciphera Pharmaceuticals Inc
(e)
188,471 10,945
Denali Therapeutics Inc
(e)
9,248 396
DermTech Inc
(a),(e)
1,029 13
Dicerna Pharmaceuticals Inc
(e)
123,223 2,587
Dynavax Technologies Corp
(e)
13,222 49
Editas Medicine Inc
(e)
9,237 286
Eiger BioPharmaceuticals Inc
(e)
4,044 36
Emergent BioSolutions Inc
(e)
6,568 591
Epizyme Inc
(e)
8,264 102
Esperion Therapeutics Inc
(a),(e)
3,809 114
Evelo Biosciences Inc
(a),(e)
2,847 11
Evolus Inc
(a),(e)
1,338 4
Exagen Inc
(e)
669 10
Exicure Inc
(e)
6,394 10
Fate Therapeutics Inc
(e)
10,535 468
FibroGen Inc
(e)
70,592 2,709
Forma Therapeutics Holdings Inc
(e)
1,875 81
Frequency Therapeutics Inc
(a),(e)
3,694 81
Galera Therapeutics Inc
(e)
1,250 10
Generation Bio Co
(e)
1,429 37
Genprex Inc
(e)
3,645 12
Global Blood Therapeutics Inc
(e)
95,217 5,035
Gossamer Bio Inc
(e)
3,483 29
Guardant Health Inc
(e)
89,381 9,533
Halozyme Therapeutics Inc
(e)
19,973 559
Homology Medicines Inc
(e)
5,173 55
iBio Inc
(e)
7,174 12
IGM Biosciences Inc
(e)
1,047 55
ImmunoGen Inc
(e)
11,253 63
Immunovant Inc
(e)
118,354 5,163
Innoviva Inc
(e)
9,329 101
Inovio Pharmaceuticals Inc
(a),(e)
23,055 227
Inozyme Pharma Inc
(e)
866 20
Insmed Inc
(e)
284,561 9,373
Intercept Pharmaceuticals Inc
(e)
3,816 106
Iovance Biotherapeutics Inc
(e)
201,265 7,181
iTeos Therapeutics Inc
(a),(e)
151,253 3,444
Kaleido Biosciences Inc
(a),(e)
1,432 9
Karuna Therapeutics Inc
(e)
2,328 189
Karyopharm Therapeutics Inc
(e)
331,176 4,908
Keros Therapeutics Inc
(e)
998 55
Kindred Biosciences Inc
(e)
3,949 14
Kiniksa Pharmaceuticals Ltd
(e)
3,618 57
Kodiak Sciences Inc
(e)
4,248 386
Krystal Biotech Inc
(e)
1,990 86
Legend Biotech Corp ADR
(e)
80,753 2,089
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Lexicon Pharmaceuticals Inc
(e)
5,355 $ 6
Ligand Pharmaceuticals Inc
(a),(e)
2,126 175
LogicBio Therapeutics Inc
(e)
1,543 9
Lyra Therapeutics Inc
(e)
571 6
MacroGenics Inc
(e)
2,765 54
Magenta Therapeutics Inc
(e)
2,304 15
Marker Therapeutics Inc
(e)
3,142 4
MEI Pharma Inc
(e)
13,420 35
MeiraGTx Holdings plc
(e)
2,833 36
Mersana Therapeutics Inc
(e)
7,828 141
Mirati Therapeutics Inc
(e)
29,972 6,508
Molecular Templates Inc
(e)
3,692 33
Mustang Bio Inc
(e)
3,651 10
NantKwest Inc
(a),(e)
3,599 27
NeoGenomics Inc
(e)
733,717 28,784
NextCure Inc
(e)
2,063 20
NGM Biopharmaceuticals Inc
(e)
3,339 58
Nkarta Inc
(e)
1,891 54
Novavax Inc
(e)
2,451 198
Nurix Therapeutics Inc
(e)
1,291 33
Omeros Corp
(a),(e)
8,690 88
Oncocyte Corp
(e)
8,870 13
Oncternal Therapeutics Inc
(e),(f),(g)
139 —
Organogenesis Holdings Inc
(e)
2,901 11
Orgenesis Inc
(e)
453 2
Osmotica Pharmaceuticals PLC
(e)
1,174 6
Ovid therapeutics Inc
(e)
6,518 33
Oyster Point Pharma Inc
(e)
80,499 1,596
Pacific Biosciences of California Inc
(e)
21,491 282
Pandion Therapeutics Inc
(a),(e)
828 10
Phathom Pharmaceuticals Inc
(e)
1,640 65
Pieris Pharmaceuticals Inc
(e)
7,348 18
Pliant Therapeutics Inc
(e)
1,210 26
Poseida Therapeutics Inc
(a),(e)
1,506 17
Praxis Precision Medicines Inc
(a),(e)
106,642 3,732
Precigen Inc
(a),(e)
8,046 35
Precision BioSciences Inc
(e)
6,556 41
Prevail Therapeutics Inc
(e)
2,004 20
Protara Therapeutics Inc
(e)
292 5
Provention Bio Inc
(e)
6,999 83
PTC Therapeutics Inc
(e)
144,032 7,518
Puma Biotechnology Inc
(e)
4,652 39
Radius Health Inc
(e)
6,918 93
RAPT Therapeutics Inc
(e)
1,674 48
REGENXBIO Inc
(e)
5,010 144
Relay Therapeutics Inc
(a),(e)
102,653 3,792
Replimune Group Inc
(e)
186,877 7,813
Retrophin Inc
(e)
7,195 146
REVOLUTION Medicines Inc
(e)
5,674 171
Rigel Pharmaceuticals Inc
(e)
25,888 64
Rocket Pharmaceuticals Inc
(e)
5,012 140
Rubius Therapeutics Inc
(a),(e)
918 4
Sangamo Therapeutics Inc
(e)
16,933 175
Satsuma Pharmaceuticals Inc
(a),(e)
1,305 5
Scholar Rock Holding Corp
(a),(e)
3,461 135
Selecta Biosciences Inc
(a),(e)
4,253 13
Solid Biosciences Inc
(e)
220 1
Sorrento Therapeutics Inc
(a),(e)
32,548 226
SpringWorks Therapeutics Inc
(e)
3,120 181
Stoke Therapeutics Inc
(e)
1,865 72
Strongbridge Biopharma PLC
(e)
4,137 8
Sutro Biopharma Inc
(a),(e)
3,267 42
Syndax Pharmaceuticals Inc
(e)
4,103 71
TCR2 Therapeutics Inc
(e)
140 3
Tela Bio Inc
(e)
978 15
Theravance Biopharma Inc
(e)
5,819 110
Tobira Therapeutics Inc - Rights
(e),(f),(g)
1,559 2
Translate Bio Inc
(e)
10,022 129
TransMedics Group Inc
(e)
123,762 1,482

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
466
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Turning Point Therapeutics Inc
(e)
151,427 $ 13,959
Twist Bioscience Corp
(e)
214,996 16,477
Tyme Technologies Inc
(e)
8,382 7
Ultragenyx Pharmaceutical Inc
(e)
153,094 15,386
United Therapeutics Corp
(e)
37,056 4,974
UNITY Biotechnology Inc
(a),(e)
4,627 18
Vaxart Inc
(a),(e)
6,548 32
VBI Vaccines Inc
(e)
21,308 50
Veracyte Inc
(e)
8,424 292
Verastem Inc
(e)
8,193 10
Vericel Corp
(e)
5,837 108
Veru Inc
(e)
6,939 17
Viela Bio Inc
(e)
3,182 102
Viking Therapeutics Inc
(a),(e)
678 4
Vir Biotechnology Inc
(e)
190,441 5,988
VolitionRX Ltd
(a),(e)
3,166 9
VYNE Therapeutics Inc
(e)
2,072 3
WaVe Life Sciences Ltd
(e)
3,603 25
Xencor Inc
(e)
7,700 296
XOMA Corp
(e)
637 16
Y-mAbs Therapeutics Inc
(e)
139,860 5,977
Zentalis Pharmaceuticals Inc
(e)
112,918 4,471
ZIOPHARM Oncology Inc
(a),(e)
21,941 46
$ 306,381
Building Materials - 2.17%
AAON Inc 6,044 353
Apogee Enterprises Inc 515 12
AZEK Co Inc/The
(e)
385,050 12,876
Boise Cascade Co 1,026 39
Builders FirstSource Inc
(e)
15,428 468
Cornerstone Building Brands Inc
(e)
2,502 19
Forterra Inc
(e)
2,894 38
Gibraltar Industries Inc
(e)
1,128 65
Griffon Corp 88,445 1,896
Louisiana-Pacific Corp 16,589 474
Masonite International Corp
(e)
45,169 3,975
Patrick Industries Inc 3,108 173
PGT Innovations Inc
(e)
3,307 55
Research Frontiers Inc
(a),(e)
3,536 9
Simpson Manufacturing Co Inc 139,742 12,398
SPX Corp
(e)
4,688 199
Trex Co Inc
(e)
203,329 14,140
UFP Industries Inc 7,419 370
$ 47,559
Chemicals - 0.55%
AgroFresh Solutions Inc
(e)
43 —
American Vanguard Corp 773 10
Amyris Inc
(a),(e)
870 2
Balchem Corp 4,349 435
Codexis Inc
(e)
7,886 105
Ferro Corp
(e)
8,911 115
GCP Applied Technologies Inc
(e)
5,615 123
Hawkins Inc 802 38
HB Fuller Co 4,915 222
Ingevity Corp
(e)
6,111 335
Innospec Inc 2,916 193
Koppers Holdings Inc
(e)
1,909 43
Marrone Bio Innovations Inc
(a),(e)
8,858 10
Orion Engineered Carbons SA 5,114 75
PQ Group Holdings Inc
(e)
815 9
Quaker Chemical Corp 52,318 9,981
Rogers Corp
(e)
505 61
Sensient Technologies Corp 2,555 167
Stepan Co 259 30
Tronox Holdings PLC 4,757 47
$ 12,001
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 5.50%
AMN Healthcare Services Inc
(e)
6,866 $ 448
ASGN Inc
(e)
6,194 413
Aspen Group Inc/CO
(e)
2,828 26
Avalara Inc
(e)
25,714 3,833
Avis Budget Group Inc
(e)
7,745 261
Barrett Business Services Inc 78 5
Bright Horizons Family Solutions Inc
(e)
114,179 18,046
Brink's Co/The 7,393 317
CAI International Inc 428 11
Cardtronics PLC
(e)
3,989 71
Cass Information Systems Inc 2,170 85
CBIZ Inc
(e)
1,294 29
Chegg Inc
(e)
426,001 31,285
Cimpress PLC
(e)
892 65
Collectors Universe Inc 1,269 70
CorVel Corp
(e)
1,311 120
CRA International Inc 873 36
Cross Country Healthcare Inc
(e)
531 4
EVERTEC Inc 8,857 295
Evo Payments Inc
(e)
563,839 11,880
Forrester Research Inc
(e)
1,670 62
Franchise Group Inc 303 7
Franklin Covey Co
(e)
1,909 32
FTI Consulting Inc
(e)
52,616 5,181
Genasys Inc
(e)
5,012 30
Green Dot Corp
(e)
35,339 1,884
GreenSky Inc
(e)
9,464 45
Hackett Group Inc/The 3,325 43
HealthEquity Inc
(e)
167,677 8,634
Herc Holdings Inc
(e)
187 8
HMS Holdings Corp
(e)
12,959 345
Huron Consulting Group Inc
(e)
272 10
ICF International Inc 1,336 87
Insperity Inc 2,663 204
Kforce Inc 2,904 101
LiveRamp Holdings Inc
(e)
74,499 4,923
Medifast Inc 1,663 234
Monro Inc 2,390 100
National Research Corp 1,988 103
Nesco Holdings Inc
(e)
454,500 1,886
Perdoceo Education Corp
(e)
10,180 115
PFSweb Inc
(e)
1,424 9
Priority Technology Holdings Inc
(e)
976 3
Progyny Inc
(e)
157,786 3,845
R1 RCM Inc
(e)
15,718 282
Rent-A-Center Inc/TX 6,332 196
Repay Holdings Corp
(e)
8,750 197
Shift4 Payments Inc
(e)
178,592 9,092
ShotSpotter Inc
(e)
1,232 36
Strategic Education Inc 78,912 6,554
TriNet Group Inc
(e)
94,061 6,483
Universal Technical Institute Inc
(e)
3,808 17
Vectrus Inc
(e)
630 25
Vivint Smart Home Inc
(e)
2,233 35
WEX Inc
(e)
19,177 2,427
Willdan Group Inc
(e)
1,099 29
WW International Inc
(e)
1,729 37
$ 120,601
Computers - 2.90%
Cubic Corp 550 33
Diebold Nixdorf Inc
(e)
4,267 27
ExlService Holdings Inc
(e)
4,945 375
ExOne Co/The
(e)
1,310 13
Genpact Ltd 525,050 18,046
iCAD Inc
(a),(e)
3,064 30
Insight Enterprises Inc
(e)
1,448 77
Mastech Digital Inc
(e)
518 8
MAXIMUS Inc 42,283 2,857
Mitek Systems Inc
(e)
6,093 76

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
467
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
OneSpan Inc
(e)
4,912 $ 108
PAE Inc
(e)
8,988 71
PAR Technology Corp
(e)
2,367 87
Parsons Corp
(e)
2,480 78
Perspecta Inc 16,954 304
Ping Identity Holding Corp
(e)
428,250 11,858
PlayAGS Inc
(e)
917 2
Qualys Inc
(e)
5,012 440
Quantum Corp
(e)
737 3
Rapid7 Inc
(e)
256,918 15,911
Rimini Street Inc
(e)
2,732 9
SecureWorks Corp
(e)
59 1
Super Micro Computer Inc
(e)
41,171 936
Sykes Enterprises Inc
(e)
305 10
Tenable Holdings Inc
(e)
10,249 350
TTEC Holdings Inc 2,671 146
Unisys Corp
(e)
853 11
USA Technologies Inc
(e)
217,718 1,809
Varonis Systems Inc
(e)
83,464 9,646
Virtusa Corp
(e)
4,292 216
Vocera Communications Inc
(e)
4,840 159
$ 63,697
Consumer Products - 0.19%
Central Garden & Pet Co
(e)
369 14
Central Garden & Pet Co - A Shares
(e)
1,816 64
Helen of Troy Ltd
(e)
19,549 3,707
WD-40 Co 1,883 458
$ 4,243
Cosmetics & Personal Care - 0.01%
elf Beauty Inc
(e)
6,651 135
Inter Parfums Inc 2,615 107
Revlon Inc
(a),(e)
57 —
$ 242
Distribution & Wholesale - 2.48%
Avient Corp 121,465 3,774
Core-Mark Holding Co Inc 6,117 167
EVI Industries Inc
(a),(e)
622 18
IAA Inc
(e)
388,035 21,959
SiteOne Landscape Supply Inc
(e)
237,727 28,406
Systemax Inc 1,268 36
$ 54,360
Diversified Financial Services - 2.41%
Aaron's Holdings Co Inc 1,322 69
Altisource Portfolio Solutions SA
(e)
10 —
Ares Management Corp 181,636 7,683
Artisan Partners Asset Management Inc 3,445 138
Assetmark Financial Holdings Inc
(e)
1,017 21
Atlanticus Holdings Corp
(e)
714 8
Brightsphere Investment Group Inc 9,024 125
Cohen & Steers Inc 3,599 203
Columbia Financial Inc
(e)
2,055 25
Cowen Inc 1,386 30
Curo Group Holdings Corp 2,347 18
Federal Agricultural Mortgage Corp 256 17
Federated Hermes Inc 4,150 99
Focus Financial Partners Inc
(e)
4,627 169
GAMCO Investors Inc 676 8
Greenhill & Co Inc 2,081 27
Hamilton Lane Inc 181,618 12,658
Hannon Armstrong Sustainable Infrastructure
Capital Inc
492 21
Houlihan Lokey Inc 224,514 14,077
I3 Verticals Inc
(e)
2,255 47
International Money Express Inc
(e)
3,476 48
Moelis & Co 179,818 6,689
Paysign Inc
(a),(e)
4,690 22
PennyMac Financial Services Inc 761 39
PJT Partners Inc 3,468 235
Pzena Investment Management Inc 2,323 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Siebert Financial Corp
(a),(e)
1,481 $ 5
Silvercrest Asset Management Group Inc 685 8
Stifel Financial Corp 176,064 10,293
StoneX Group Inc
(e)
170 9
Virtus Investment Partners Inc 97 15
$ 52,818
Electric - 0.06%
Ameresco Inc
(e)
3,592 138
Atlantic Power Corp
(e)
856 2
Brookfield Renewable Corp 897 60
Clearway Energy Inc - Class A 1,019 27
Clearway Energy Inc - Class C 2,421 68
Evoqua Water Technologies Corp
(e)
13,430 308
Genie Energy Ltd 1,691 14
MGE Energy Inc 1,435 93
Ormat Technologies Inc 5,889 417
Otter Tail Corp 2,039 78
Spark Energy Inc 1,517 14
$ 1,219
Electrical Components & Equipment - 1.58%
EnerSys 609 44
Littelfuse Inc 94,747 18,754
nLight Inc
(e)
5,252 111
Novanta Inc
(e)
117,957 12,825
Orion Energy Systems Inc
(e)
3,732 24
Vicor Corp
(e)
37,880 2,954
$ 34,712
Electronics - 1.20%
Advanced Energy Industries Inc
(e)
5,591 377
Akoustis Technologies Inc
(a),(e)
4,726 39
Alarm.com Holdings Inc
(e)
6,993 408
Allied Motion Technologies Inc 1,000 38
Atkore International Group Inc
(e)
6,964 144
Badger Meter Inc 4,294 315
Brady Corp 5,192 196
CyberOptics Corp
(e)
1,077 25
Digimarc Corp
(e)
1,690 53
FARO Technologies Inc
(e)
16,785 1,011
Fitbit Inc
(e)
24,441 172
Fluidigm Corp
(e)
791 4
GoPro Inc
(e)
17,303 103
II-VI Inc
(e)
406,021 18,462
Itron Inc
(e)
5,903 401
Luna Innovations Inc
(e)
4,245 27
Mesa Laboratories Inc 699 183
Napco Security Technologies Inc
(e)
1,778 43
NVE Corp 667 31
OSI Systems Inc
(e)
2,497 193
Plexus Corp
(e)
3,444 239
SMART Global Holdings Inc
(e)
2,044 54
Transcat Inc
(e)
1,065 33
Watts Water Technologies Inc 1,792 198
Woodward Inc 45,854 3,648
Wrap Technologies Inc
(e)
1,534 8
$ 26,405
Energy - Alternate Sources - 0.66%
Array Technologies Inc
(e)
217,400 8,011
FuelCell Energy Inc
(a),(e)
21,794 44
Maxeon Solar Technologies Ltd
(a),(e)
930 15
Plug Power Inc
(e)
353,231 4,945
Sunnova Energy International Inc
(e)
946 23
SunPower Corp
(a),(e)
8,023 128
Sunrun Inc
(e)
21,521 1,120
TPI Composites Inc
(e)
4,462 148
$ 14,434
Engineering & Construction - 1.15%
Arcosa Inc 47,730 2,204
Comfort Systems USA Inc 1,598 73
Construction Partners Inc
(e)
1,743 36

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
468
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Dycom Industries Inc
(e)
3,250 $ 211
EMCOR Group Inc 716 49
Exponent Inc 7,558 526
Granite Construction Inc 680 13
IES Holdings Inc
(e)
414 13
Iteris Inc
(e)
5,913 22
KBR Inc 2,693 60
MasTec Inc
(e)
570 28
MYR Group Inc
(e)
1,582 68
NV5 Global Inc
(e)
62,117 3,484
Primoris Services Corp 4,132 78
Sterling Construction Co Inc
(e)
623 9
TopBuild Corp
(e)
118,607 18,172
WillScot Mobile Mini Holdings Corp
(e)
8,254 153
$ 25,199
Entertainment - 0.84%
Accel Entertainment Inc
(e)
6,425 62
Caesars Entertainment Inc
(e)
14,377 644
Churchill Downs Inc 74,193 11,066
Everi Holdings Inc
(e)
406,083 3,497
GAN Ltd
(a),(e)
799 11
Golden Entertainment Inc
(e)
901 12
Liberty Media Corp-Liberty Braves - A Shares
(a),(e)
778 16
Liberty Media Corp-Liberty Braves - C Shares
(e)
3,345 68
Marriott Vacations Worldwide Corp 805 78
Monarch Casino & Resort Inc
(e)
1,378 60
Penn National Gaming Inc
(e)
11,291 609
Red Rock Resorts Inc 7,261 139
Scientific Games Corp
(e)
6,034 192
SeaWorld Entertainment Inc
(e)
88,694 1,953
Twin River Worldwide Holdings Inc 2,638 64
$ 18,471
Environmental Control - 2.09%
Casella Waste Systems Inc
(e)
5,877 317
Covanta Holding Corp 7,111 65
Energy Recovery Inc
(e)
5,769 56
Montrose Environmental Group Inc
(e)
90,627 2,450
Pure Cycle Corp
(e)
2,849 25
Sharps Compliance Corp
(e)
1,824 11
Tetra Tech Inc 229,770 23,186
Waste Connections Inc 199,366 19,801
$ 45,911
Food - 2.03%
B&G Foods Inc
(a)
8,239 219
BellRing Brands Inc
(e)
319,376 5,841
Bridgford Foods Corp
(e)
108 2
Calavo Growers Inc 2,427 163
Cal-Maine Foods Inc
(e)
1,635 63
Grocery Outlet Holding Corp
(e)
240,541 10,589
Hain Celestial Group Inc/The
(e)
566,400 17,417
Hostess Brands Inc
(e)
8,060 102
J & J Snack Foods Corp 589 80
John B Sanfilippo & Son Inc 1,300 95
Lancaster Colony Corp 2,790 463
Natural Grocers by Vitamin Cottage Inc 802 8
Sanderson Farms Inc 2,303 295
Simply Good Foods Co/The
(e)
484,851 9,115
Tootsie Roll Industries Inc
(a)
2,055 61
$ 44,513
Food Service - 0.01%
Healthcare Services Group Inc 10,984 251
Gas - 0.03%
Brookfield Infrastructure Corp 2,368 129
Chesapeake Utilities Corp 2,240 218
Northwest Natural Holding Co 476 21
ONE Gas Inc 918 63
RGC Resources Inc 502 12
South Jersey Industries Inc 8,694 168
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
Southwest Gas Holdings Inc 699 $ 46
$ 657
Hand & Machine Tools - 0.38%
Franklin Electric Co Inc 6,296 376
Luxfer Holdings PLC 199 2
MSA Safety Inc 60,973 8,044
$ 8,422
Healthcare - Products - 4.81%
10X Genomics Inc
(e)
58,472 8,005
Accelerate Diagnostics Inc
(a),(e)
4,645 44
Accuray Inc
(e)
13,668 40
Acutus Medical Inc
(a),(e)
1,153 26
Alpha Pro Tech Ltd
(a),(e)
1,865 27
Alphatec Holdings Inc
(e)
5,879 50
Apyx Medical Corp
(e)
406 2
Aspira Women's Health Inc
(a),(e)
11,057 42
AtriCure Inc
(e)
108,417 3,747
Atrion Corp 212 127
Axogen Inc
(e)
5,539 70
Axonics Modulation Technologies Inc
(a),(e)
4,451 209
Bellerophon Therapeutics Inc
(e)
500 4
BioLife Solutions Inc
(e)
2,022 58
BioSig Technologies Inc
(e)
3,138 10
BioTelemetry Inc
(e)
4,939 210
Bruker Corp 155,439 6,612
Cantel Medical Corp 5,581 267
Cardiovascular Systems Inc
(e)
5,688 203
CareDx Inc
(e)
7,043 345
Castle Biosciences Inc
(e)
1,728 80
Cerus Corp
(e)
24,643 129
Chembio Diagnostics Inc
(a),(e)
2,350 11
Co-Diagnostics Inc
(a),(e)
3,950 53
CONMED Corp 4,003 312
CryoLife Inc
(e)
4,544 76
Cutera Inc
(e)
2,558 48
CytoSorbents Corp
(e)
6,041 46
Eargo Inc
(e)
81,215 2,814
Electromed Inc
(e)
875 7
Establishment Labs Holdings Inc
(a),(e)
191,696 4,798
GenMark Diagnostics Inc
(e)
10,308 126
Glaukos Corp
(e)
6,281 351
Hanger Inc
(e)
611 11
Inari Medical Inc
(e)
148,737 9,847
InfuSystem Holdings Inc
(e)
2,206 27
Inogen Inc
(e)
1,885 55
Inspire Medical Systems Inc
(e)
3,853 460
Integer Holdings Corp
(e)
47,790 2,794
Integra LifeSciences Holdings Corp
(e)
53,476 2,358
Intersect ENT Inc
(e)
4,951 77
iRadimed Corp
(e)
745 17
iRhythm Technologies Inc
(e)
70,183 14,841
Lantheus Holdings Inc
(e)
9,761 106
LeMaitre Vascular Inc 2,023 66
LivaNova PLC
(e)
47,396 2,386
Luminex Corp 6,325 139
Meridian Bioscience Inc
(e)
5,614 96
Merit Medical Systems Inc
(e)
7,971 399
Milestone Scientific Inc
(e)
4,319 7
Misonix Inc
(a),(e)
877 10
NanoString Technologies Inc
(e)
4,820 177
Natera Inc
(e)
9,779 658
Natus Medical Inc
(e)
1,645 30
Nemaura Medical Inc
(e)
939 3
Nevro Corp
(e)
32,856 4,902
NuVasive Inc
(e)
7,560 336
Nymox Pharmaceutical Corp
(a),(e)
4,620 9
OraSure Technologies Inc
(e)
6,356 95
OrthoPediatrics Corp
(e)
132,005 5,887
PAVmed Inc
(e)
5,084 9

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
469
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Penumbra Inc
(e)
30,569 $ 7,979
Pulse Biosciences Inc
(e)
1,843 22
Quanterix Corp
(e)
3,094 113
Quotient Ltd
(e)
8,478 40
Repligen Corp
(e)
58,282 9,708
Repro-Med Systems Inc
(e)
3,417 19
Retractable Technologies Inc
(a),(e)
1,570 12
SeaSpine Holdings Corp
(e)
70,366 898
Shockwave Medical Inc
(e)
4,187 286
Sientra Inc
(e)
4,792 20
Silk Road Medical Inc
(e)
168,793 10,229
Soleno Therapeutics Inc
(e)
7,385 13
Soliton Inc
(e)
823 6
STAAR Surgical Co
(e)
6,740 489
Stereotaxis Inc
(e)
6,196 20
Surmodics Inc
(e)
2,020 74
Tactile Systems Technology Inc
(e)
2,801 102
Utah Medical Products Inc 420 35
Venus Concept Inc
(e)
1,669 4
ViewRay Inc
(a),(e)
5,012 15
Wright Medical Group NV
(e)
18,925 579
Zynex Inc
(a),(e)
2,742 35
$ 105,449
Healthcare - Services - 3.95%
Accolade Inc
(a),(e)
136,137 4,768
Addus HomeCare Corp
(e)
47,125 4,598
American Renal Associates Holdings Inc
(e)
617 7
American Well Corp
(a),(e)
210,252 5,426
Apollo Medical Holdings Inc
(e)
2,911 50
Avalon GloboCare Corp
(a),(e)
2,145 2
Catalent Inc
(e)
171,182 15,025
Cellular Biomedicine Group Inc
(e)
1,097 20
Charles River Laboratories International Inc
(e)
98,116 22,341
Dyadic International Inc
(a),(e)
2,052 15
Encompass Health Corp 109,469 6,712
Ensign Group Inc/The 7,524 443
Fulgent Genetics Inc
(a),(e)
1,475 48
ICON PLC
(e)
46,670 8,415
Invitae Corp
(e)
16,977 666
Joint Corp/The
(e)
2,024 38
LHC Group Inc
(e)
74,037 16,032
Liquidia Technologies Inc
(a),(e)
3,663 17
Magellan Health Inc
(e)
1,559 113
Medpace Holdings Inc
(e)
4,019 446
Pennant Group Inc/The
(e)
3,749 156
Personalis Inc
(e)
3,487 86
Progenity Inc
(e)
491 2
Providence Service Corp/The
(e)
1,781 209
RadNet Inc
(e)
6,511 94
Select Medical Holdings Corp
(e)
15,973 335
SI-BONE Inc
(e)
3,735 78
Surgery Partners Inc
(e)
3,433 75
Tenet Healthcare Corp
(e)
1,598 39
Tivity Health Inc
(e)
3,095 43
Triple-S Management Corp
(e)
273 5
US Physical Therapy Inc 1,871 148
Vapotherm Inc
(e)
2,924 88
Viemed Healthcare Inc
(a),(e)
5,233 42
$ 86,582
Home Builders - 1.60%
Cavco Industries Inc
(e)
1,355 233
Installed Building Products Inc
(e)
137,479 12,447
KB Home 1,967 63
LCI Industries 3,627 398
LGI Homes Inc
(e)
3,280 351
Meritage Homes Corp
(e)
149,284 13,002
Skyline Champion Corp
(e)
7,734 198
Taylor Morrison Home Corp
(e)
246,274 5,320
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Winnebago Industries Inc 63,890 $ 2,999
$ 35,011
Home Furnishings - 0.59%
Casper Sleep Inc
(e)
724 5
Hamilton Beach Brands Holding Co 336 7
Hooker Furniture Corp 84 2
iRobot Corp
(a),(e)
4,062 323
Purple Innovation Inc
(e)
3,260 93
Sleep Number Corp
(e)
192,950 12,225
Sonos Inc
(e)
12,081 176
Universal Electronics Inc
(e)
1,793 67
$ 12,898
Insurance - 2.34%
BRP Group Inc
(e)
293,585 7,487
Crawford & Co 200 1
eHealth Inc
(e)
42,084 2,824
FedNat Holding Co 25 —
Goosehead Insurance Inc 248 30
GWG Holdings Inc
(a),(e)
451 3
Hanover Insurance Group Inc/The 20,140 1,927
HCI Group Inc 186 9
Heritage Insurance Holdings Inc 269 3
Investors Title Co 22 3
James River Group Holdings Ltd 3,847 180
Kinsale Capital Group Inc 3,114 584
National General Holdings Corp 4,756 162
NMI Holdings Inc
(e)
523 11
Palomar Holdings Inc
(e)
173,164 15,441
RLI Corp 5,091 441
Selectquote Inc
(e)
334,854 5,766
Trean Insurance Group Inc
(e)
289,338 3,139
Trupanion Inc
(e)
185,717 13,286
Universal Insurance Holdings Inc 894 11
$ 51,308
Internet - 3.78%
1-800-Flowers.com Inc
(e)
3,789 75
Anaplan Inc
(e)
159,541 8,831
ANGI Homeservices Inc
(e)
267,011 2,830
Boingo Wireless Inc
(e)
6,669 62
Cargurus Inc
(e)
12,705 253
CarParts.com Inc
(a),(e)
105,418 1,338
ChannelAdvisor Corp
(e)
4,156 67
Cogent Communications Holdings Inc 156,412 8,728
Endurance International Group Holdings Inc
(e)
10,064 59
ePlus Inc
(e)
1,635 110
Etsy Inc
(e)
46,152 5,612
Eventbrite Inc
(e)
9,341 86
EverQuote Inc
(e)
93,299 3,125
Leslie's Inc
(e)
21,500 472
Limelight Networks Inc
(e)
17,658 62
LiveXLive Media Inc
(a),(e)
374 1
Magnite Inc
(e)
8,738 79
MakeMyTrip Ltd
(e)
423,126 7,942
MediaAlpha Inc
(e)
96,490 3,264
Mimecast Ltd
(e)
311,276 11,894
NIC Inc 9,678 217
Overstock.com Inc
(e)
5,143 289
Perficient Inc
(e)
73,087 2,862
Q2 Holdings Inc
(e)
97,432 8,889
QuinStreet Inc
(e)
2,325 37
RealReal Inc/The
(e)
499,047 6,284
Shutterstock Inc 3,222 211
Stamps.com Inc
(e)
18,418 4,111
Stitch Fix Inc
(a),(e)
129,203 4,449
TechTarget Inc
(e)
3,433 150
Tucows Inc
(e)
1,383 102
Upwork Inc
(e)
13,641 252
VirnetX Holding Corp 4,811 27
Yelp Inc
(e)
1,988 39

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
470
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Zix Corp
(e)
8,317 $ 51
$ 82,860
Investment Companies - 0.00%
Grid Dynamics Holdings Inc
(e)
3,183 25
Leisure Products & Services - 1.08%
Acushnet Holdings Corp 1,226 42
Camping World Holdings Inc 4,827 128
Clarus Corp 330,616 5,128
Johnson Outdoors Inc 406 35
Lindblad Expeditions Holdings Inc
(e)
3,932 33
Malibu Boats Inc
(e)
3,022 154
Marine Products Corp 973 15
MasterCraft Boat Holdings Inc
(e)
2,826 58
OneSpaWorld Holdings Ltd 78,927 490
OneWater Marine Inc
(e)
592 11
Planet Fitness Inc
(e)
221,617 13,135
YETI Holdings Inc
(e)
90,828 4,494
$ 23,723
Lodging - 0.21%
Choice Hotels International Inc 50,698 4,429
Hilton Grand Vacations Inc
(e)
12,529 258
$ 4,687
Machinery - Construction & Mining - 0.37%
Bloom Energy Corp
(e)
12,180 154
BWX Technologies Inc 145,586 8,009
$ 8,163
Machinery - Diversified - 2.03%
Alamo Group Inc 1,183 142
Albany International Corp 3,729 190
Applied Industrial Technologies Inc 2,254 138
Cactus Inc 115,606 1,966
Chart Industries Inc
(e)
215,000 18,156
CSW Industrials Inc 2,019 173
Gencor Industries Inc
(e)
117 1
Gorman-Rupp Co/The 373 12
Ichor Holdings Ltd
(e)
3,372 78
IDEX Corp 43,809 7,465
Intevac Inc
(e)
778 4
Kadant Inc 1,686 194
Lindsay Corp 1,598 168
Middleby Corp/The
(e)
69,050 6,873
Mueller Water Products Inc - Class A 1,181 12
Nordson Corp 13,970 2,702
Ranpak Holdings Corp
(e)
706,086 6,023
Tennant Co 2,693 161
Welbilt Inc
(e)
5,579 34
$ 44,492
Media - 0.01%
AMC Networks Inc
(a),(e)
2,389 51
Gray Television Inc
(e)
3,883 49
Meredith Corp 3,061 34
Value Line Inc 126 3
WideOpenWest Inc
(e)
3,670 18
$ 155
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc 8,178 519
Helios Technologies Inc 1,988 83
Lawson Products Inc/DE
(e)
362 15
Omega Flex Inc 446 67
RBC Bearings Inc
(e)
3,627 432
Rexnord Corp 1,383 44
$ 1,160
Mining - 0.03%
Caledonia Mining Corp PLC 518 8
Compass Minerals International Inc 5,028 304
Novagold Resources Inc
(e)
32,574 337
United States Lime & Minerals Inc 10 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Uranium Energy Corp
(e)
9,132 $ 8
$ 658
Miscellaneous Manufacturers - 1.93%
Axon Enterprise Inc
(e)
108,560 10,737
Chase Corp 1,089 104
Enerpac Tool Group Corp 3,099 55
ESCO Technologies Inc 39,959 3,344
Fabrinet
(e)
5,404 324
Federal Signal Corp 8,114 233
ITT Inc 176,560 10,684
John Bean Technologies Corp 191,466 16,077
Materion Corp 947 48
Myers Industries Inc 1,939 28
Proto Labs Inc
(e)
3,935 465
Raven Industries Inc 420 9
Sturm Ruger & Co Inc 2,186 146
Trinseo SA 1,829 58
$ 42,312
Office & Business Equipment - 0.00%
Pitney Bowes Inc 10,101 54
Office Furnishings - 0.00%
Interface Inc 1,458 9
Oil & Gas - 0.03%
Contango Oil & Gas Co
(a),(e)
2,128 3
Goodrich Petroleum Corp
(e)
743 7
Magnolia Oil & Gas Corp
(e)
16,687 72
Murphy USA Inc 4,060 497
$ 579
Oil & Gas Services - 0.00%
DMC Global Inc 1,031 37
Packaging & Containers - 0.01%
O-I Glass Inc 17,839 168
UFP Technologies Inc
(e)
70 3
$ 171
Pharmaceuticals - 3.10%
89bio Inc
(e)
880 20
AcelRx Pharmaceuticals Inc
(e)
2,794 5
Adamas Pharmaceuticals Inc
(e)
46,730 142
AdaptHealth Corp
(e)
3,676 100
Aduro Biotech
(e),(f)
1,564 —
Aeglea BioTherapeutics Inc
(e)
5,429 42
Aerie Pharmaceuticals Inc
(e)
5,585 59
Agile Therapeutics Inc
(e)
9,711 26
Akebia Therapeutics Inc
(e)
21,140 47
Alector Inc
(e)
6,808 64
Allovir Inc
(a),(e)
150,087 3,967
Amneal Pharmaceuticals Inc
(e)
15,099 63
Amphastar Pharmaceuticals Inc
(e)
5,402 106
Antares Pharma Inc
(e)
25,065 68
Aquestive Therapeutics Inc
(a),(e)
2,523 12
Artana Therapeutics
(e),(f),(g)
6,221 —
Arvinas Inc
(e)
4,302 90
Athenex Inc
(e)
9,116 104
Avenue Therapeutics Inc
(e)
951 3
Axcella Health Inc
(e)
1,963 8
Axsome Therapeutics Inc
(e)
74,989 4,973
Beyond Air Inc
(e)
1,742 9
Beyondspring Inc
(e)
1,937 29
BioDelivery Sciences International Inc
(e)
13,527 43
BioSpecifics Technologies Corp
(e)
956 84
Bioxcel Therapeutics Inc
(e)
87,680 4,006
Calyxt Inc
(e)
1,355 4
Cassava Sciences Inc
(a),(e)
1,190 10
Catalyst Pharmaceuticals Inc
(e)
14,833 44
Checkpoint Therapeutics Inc
(a),(e)
5,911 13
Chiasma Inc
(e)
7,372 28
Cidara Therapeutics Inc
(e)
3,338 9
Clovis Oncology Inc
(a),(e)
12,197 60

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
471
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Coherus Biosciences Inc
(e)
456,735 $ 7,614
Collegium Pharmaceutical Inc
(e)
149,216 2,660
Corbus Pharmaceuticals Holdings Inc
(a),(e)
9,880 9
Corcept Therapeutics Inc
(e)
14,116 237
CorMedix Inc
(e)
3,887 20
Covetrus Inc
(e)
34,318 847
Cytokinetics Inc
(e)
8,568 132
Dova Pharmaceuticals Inc
(e),(f),(g)
1,117 1
Durect Corp
(e)
30,492 55
Eagle Pharmaceuticals Inc/DE
(e)
1,665 77
Eidos Therapeutics Inc
(e)
1,654 117
Eloxx Pharmaceuticals Inc
(e)
3,808 10
Enanta Pharmaceuticals Inc
(e)
217 9
Endo International PLC
(e)
14,876 68
Eton Pharmaceuticals Inc
(a),(e)
1,909 14
Evofem Biosciences Inc
(e)
10,042 24
Fennec Pharmaceuticals Inc
(e)
2,630 20
Flexion Therapeutics Inc
(e)
6,437 77
Fortress Biotech Inc
(e)
8,879 20
Fulcrum Therapeutics Inc
(e)
1,926 19
G1 Therapeutics Inc
(e)
2,435 27
Galectin Therapeutics Inc
(e)
4,787 12
Gritstone Oncology Inc
(e)
583 2
Harpoon Therapeutics Inc
(a),(e)
1,356 20
Harrow Health Inc
(e)
2,871 14
Heron Therapeutics Inc
(e)
12,885 210
Heska Corp
(e)
391 46
Hookipa Pharma Inc
(e)
1,491 14
Horizon Therapeutics Plc
(e)
123,926 9,286
Ideaya Biosciences Inc
(e)
321 4
IMARA Inc
(a),(e)
630 10
Immunic Inc
(a),(e)
460 7
Intellia Therapeutics Inc
(a),(e)
7,371 176
Intra-Cellular Therapies Inc
(e)
3,654 90
Ironwood Pharmaceuticals Inc
(e)
23,466 232
Kadmon Holdings Inc
(e)
25,376 86
Kala Pharmaceuticals Inc
(a),(e)
6,026 40
KalVista Pharmaceuticals Inc
(e)
380 7
Kura Oncology Inc
(e)
7,803 244
La Jolla Pharmaceutical Co
(a),(e)
2,405 8
Lifevantage Corp
(e)
2,011 22
Madrigal Pharmaceuticals Inc
(e)
41,682 5,304
MannKind Corp
(e)
682,650 1,372
Marinus Pharmaceuticals Inc
(e)
3,678 48
MediciNova Inc
(a),(e)
6,417 36
Minerva Neurosciences Inc
(e)
4,174 13
Mirum Pharmaceuticals Inc
(e)
296 5
Morphic Holding Inc
(e)
2,090 56
MyoKardia Inc
(e)
6,532 1,460
Neogen Corp
(e)
7,763 541
Neoleukin Therapeutics Inc
(e)
4,520 47
Neubase Therapeutics Inc
(e)
2,215 17
NeuroBo Pharmaceuticals Inc
(a),(e)
596 3
Neurocrine Biosciences Inc
(e)
76,966 7,594
Ocular Therapeutix Inc
(e)
214,557 2,038
Odonate Therapeutics Inc
(e)
1,920 28
Optinose Inc
(a),(e)
4,316 14
Option Care Health Inc
(e)
6,050 81
ORIC Pharmaceuticals Inc
(a),(e)
84,970 1,827
Pacira BioSciences Inc
(e)
6,172 323
Paratek Pharmaceuticals Inc
(e)
5,811 28
Passage Bio Inc
(e)
72,475 1,218
PetIQ Inc
(e)
3,137 90
PhaseBio Pharmaceuticals Inc
(a),(e)
2,099 6
Phibro Animal Health Corp 2,881 47
Prestige Consumer Healthcare Inc
(e)
2,614 86
Protagonist Therapeutics Inc
(e)
4,457 84
Recro Pharma Inc
(e)
2,673 4
Relmada Therapeutics Inc
(e)
2,146 66
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Revance Therapeutics Inc
(e)
208,122 $ 5,386
Rhythm Pharmaceuticals Inc
(e)
4,945 105
Rockwell Medical Inc
(e)
7,406 6
scPharmaceuticals Inc
(e)
795 7
Seres Therapeutics Inc
(e)
7,808 218
SIGA Technologies Inc
(e)
7,668 49
Spero Therapeutics Inc
(e)
1,886 25
Supernus Pharmaceuticals Inc
(e)
1,663 31
Synergy Pharmaceuticals LLC
(e),(f),(g)
28,172 —
Syros Pharmaceuticals Inc
(e)
6,319 42
TG Therapeutics Inc
(e)
13,946 352
TherapeuticsMD Inc
(a),(e)
31,091 38
Tricida Inc
(e)
4,306 24
UroGen Pharma Ltd
(a),(e)
1,808 41
USANA Health Sciences Inc
(e)
1,707 129
Vaxcyte Inc
(e)
2,118 79
Verrica Pharmaceuticals Inc
(a),(e)
1,593 12
Voyager Therapeutics Inc
(e)
3,935 42
vTv Therapeutics Inc
(a),(e)
1,276 2
Xeris Pharmaceuticals Inc
(a),(e)
6,280 30
Zogenix Inc
(e)
100,508 2,143
$ 68,022
Pipelines - 0.21%
New Fortress Energy Inc
(a)
126,089 4,556
NextDecade Corp
(a),(e)
163 —
$ 4,556
Real Estate - 0.05%
Cushman & Wakefield PLC
(e)
5,738 67
eXp World Holdings Inc
(e)
3,633 154
Fathom Holdings Inc
(e)
224 4
Griffin Industrial Realty Inc 226 12
Legacy Housing Corp
(e)
287 4
Marcus & Millichap Inc
(e)
303 10
Maui Land & Pineapple Co Inc
(e)
441 5
McGrath RentCorp 2,016 115
Redfin Corp
(e)
14,255 595
RMR Group Inc/The 2,098 56
St Joe Co/The 2,472 67
$ 1,089
REITs - 1.47%
Alexander's Inc 298 72
Bluerock Residential Growth REIT Inc 1,128 10
CareTrust REIT Inc 2,014 34
CatchMark Timber Trust Inc 756 7
CIM Commercial Trust Corp 1,421 11
Clipper Realty Inc 1,617 9
Community Healthcare Trust Inc 3,211 149
Easterly Government Properties Inc 11,771 246
EastGroup Properties Inc 89,181 11,868
Four Corners Property Trust Inc 10,350 262
Gladstone Commercial Corp 929 15
Gladstone Land Corp 1,143 16
Innovative Industrial Properties Inc 1,298 151
LTC Properties Inc 2,236 74
Monmouth Real Estate Investment Corp 12,343 171
National Health Investors Inc 2,074 116
National Storage Affiliates Trust 9,212 312
NETSTREIT Corp 172 3
NexPoint Residential Trust Inc 423 19
Plymouth Industrial REIT Inc 2,247 29
PS Business Parks Inc 2,961 338
QTS Realty Trust Inc 279,556 17,195
Ryman Hospitality Properties Inc 6,422 256
Safehold Inc 1,436 99
Saul Centers Inc 1,587 39
STAG Industrial Inc 1,854 58
Terreno Realty Corp 4,171 235
UMH Properties Inc 4,338 59
Uniti Group Inc 28,421 251

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
472
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Universal Health Realty Income Trust 1,648 $ 88
$ 32,192
Retail - 6.67%
America's Car-Mart Inc/TX
(e)
718 62
Asbury Automotive Group Inc
(e)
1,114 115
Aspen Aerogels Inc
(e)
231 3
Big Lots Inc 458 22
BJ's Wholesale Club Holdings Inc
(e)
20,142 771
Bloomin' Brands Inc 12,876 180
Boot Barn Holdings Inc
(e)
3,848 123
Brinker International Inc 4,423 193
Casey's General Stores Inc 59,651 10,055
Children's Place Inc/The
(a)
60,323 1,524
Chuy's Holdings Inc
(e)
93,990 1,973
Cracker Barrel Old Country Store Inc 1,489 169
Dave & Buster's Entertainment Inc 2,360 40
Denny's Corp
(e)
5,954 53
Dick's Sporting Goods Inc 76,290 4,322
Dine Brands Global Inc 140 7
El Pollo Loco Holdings Inc
(e)
160 2
Envela Corp
(e)
938 4
FirstCash Inc 5,986 311
Five Below Inc
(e)
87,386 11,652
Floor & Decor Holdings Inc
(e)
124,083 9,058
Foundation Building Materials Inc
(e)
619 9
Freshpet Inc
(e)
254,588 29,151
GrowGeneration Corp
(a),(e)
5,268 88
Jack in the Box Inc 84,564 6,770
Lithia Motors Inc 48,438 11,120
Lovesac Co/The
(e)
223,449 5,752
Lumber Liquidators Holdings Inc
(e)
530 12
National Vision Holdings Inc
(e)
444,290 17,918
Noodles & Co
(e)
200,043 1,293
Ollie's Bargain Outlet Holdings Inc
(e)
95,400 8,308
OptimizeRx Corp
(e)
2,201 44
Papa John's International Inc 4,100 314
PC Connection Inc 103 5
PetMed Express Inc 2,979 88
PriceSmart Inc 190 13
RH
(e)
2,293 769
Ruth's Hospitality Group Inc 4,766 53
Shake Shack Inc
(e)
5,165 349
Sportsman's Warehouse Holdings Inc
(e)
6,511 85
Texas Roadhouse Inc 179,056 12,539
Tilly's Inc 137,784 846
Waitr Holdings Inc
(e)
11,589 30
Wingstop Inc 86,218 10,029
Winmark Corp 106 18
$ 146,242
Savings & Loans - 0.34%
Axos Financial Inc
(e)
599 16
FS Bancorp Inc 44 2
Greene County Bancorp Inc 30 1
Hingham Institution For Savings The 10 2
Investors Bancorp Inc 9,897 84
OceanFirst Financial Corp 109,091 1,633
Pacific Premier Bancorp Inc 224,158 5,716
Waterstone Financial Inc 168 3
$ 7,457
Semiconductors - 6.19%
Allegro MicroSystems Inc
(e)
373,077 6,827
Ambarella Inc
(e)
1,522 83
Amkor Technology Inc 2,527 30
Atomera Inc
(a),(e)
2,011 16
Axcelis Technologies Inc
(e)
4,582 101
Brooks Automation Inc 10,684 499
CEVA Inc
(e)
3,195 129
CMC Materials Inc 48,352 6,876
Cohu Inc 385 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Cree Inc
(e)
134,685 $ 8,566
Diodes Inc
(e)
46,357 2,681
DSP Group Inc
(e)
3,035 40
Entegris Inc 112,430 8,406
FormFactor Inc
(e)
65,042 1,844
Impinj Inc
(e)
2,570 66
Inphi Corp
(e)
59,890 8,370
Intellicheck Inc
(e)
2,427 18
Lattice Semiconductor Corp
(e)
903,784 31,542
MACOM Technology Solutions Holdings Inc
(e)
520,724 19,006
MaxLinear Inc
(e)
5,945 157
MKS Instruments Inc 95,820 10,386
Onto Innovation Inc
(e)
85,114 2,730
Pixelworks Inc
(e)
4,416 10
Power Integrations Inc 8,673 522
Semtech Corp
(e)
217,552 11,941
Silicon Laboratories Inc
(e)
139,030 14,246
SiTime Corp
(e)
1,345 112
Synaptics Inc
(e)
4,734 363
Ultra Clean Holdings Inc
(e)
6,031 128
$ 135,703
Software - 10.20%
1Life Healthcare Inc
(e)
11,562 326
8x8 Inc
(e)
15,204 263
ACI Worldwide Inc
(e)
16,845 491
Agilysys Inc
(e)
2,772 75
Akerna Corp
(a),(e)
1,296 3
Allscripts Healthcare Solutions Inc
(e)
1,221 12
Altair Engineering Inc
(e)
6,240 269
American Software Inc/GA 4,557 67
Appfolio Inc
(e)
2,403 343
Appian Corp
(a),(e)
5,238 332
Aspen Technology Inc
(e)
49,907 5,480
Avaya Holdings Corp
(e)
12,168 209
Avid Technology Inc
(e)
4,756 44
Bandwidth Inc
(e)
2,824 453
Benefitfocus Inc
(e)
4,417 45
BigCommerce Holdings Inc
(a),(e)
66,405 4,874
Blackbaud Inc 7,273 359
Blackline Inc
(e)
274,530 26,816
Bottomline Technologies DE Inc
(e)
6,369 253
Box Inc
(e)
20,395 316
Brightcove Inc
(e)
5,940 75
Cardlytics Inc
(e)
3,854 285
Cloudera Inc
(e)
14,671 143
CommVault Systems Inc
(e)
6,147 243
Cornerstone OnDemand Inc
(e)
8,917 339
CSG Systems International Inc 4,812 182
Daily Journal Corp
(a),(e)
143 39
Digital Turbine Inc
(e)
12,113 347
Domo Inc
(e)
3,750 119
Duck Creek Technologies Inc
(a),(e)
131,412 5,699
Dynatrace Inc
(e)
220,285 7,778
Ebix Inc 2,225 40
eGain Corp
(e)
1,025 16
Envestnet Inc
(e)
88,920 6,824
Everbridge Inc
(e)
51,110 5,351
Evolent Health Inc
(e)
1,707 17
Five9 Inc
(e)
70,046 10,627
Glu Mobile Inc
(e)
555,541 3,978
Guidewire Software Inc
(e)
29,759 2,860
Health Catalyst Inc
(e)
231,069 7,967
IBEX Ltd
(e)
256 4
Immersion Corp
(e)
1,820 11
Inovalon Holdings Inc
(e)
10,847 206
Intelligent Systems Corp
(a),(e)
1,101 42
J2 Global Inc
(e)
6,664 452
Jamf Holding Corp
(e)
41,360 1,348
LivePerson Inc
(e)
9,074 485

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
473
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Manhattan Associates Inc
(e)
125,060 $ 10,693
ManTech International Corp/VA 68,150 4,421
MicroStrategy Inc
(e)
716 120
MobileIron Inc
(e)
14,644 103
Model N Inc
(e)
161,145 5,678
NantHealth Inc
(e)
3,378 7
Nuance Communications Inc
(e)
310,960 9,923
Oak Street Health Inc
(a),(e)
73,529 3,499
Omnicell Inc
(e)
6,250 541
Ontrak Inc
(a),(e)
1,205 74
Outset Medical Inc
(e)
100,096 4,652
Park City Group Inc
(e)
310 1
PDF Solutions Inc
(e)
4,073 76
Phreesia Inc
(e)
241,754 8,937
Pluralsight Inc
(e)
274,952 4,317
Progress Software Corp 6,601 240
PROS Holdings Inc
(e)
106,907 3,012
QAD Inc 1,765 74
Red Violet Inc
(e)
831 17
Sailpoint Technologies Holdings Inc
(e)
158,066 6,561
Sapiens International Corp NV 3,771 102
Schrodinger Inc/United States
(e)
4,296 210
Simulations Plus Inc 2,077 135
Smartsheet Inc
(e)
129,216 6,441
Smith Micro Software Inc
(e)
4,318 18
Sprout Social Inc
(e)
4,006 175
SPS Commerce Inc
(e)
5,172 443
Sumo Logic Inc
(a),(e)
59,367 1,026
SVMK Inc
(e)
295,273 6,180
Tabula Rasa HealthCare Inc
(e)
50,944 1,760
Upland Software Inc
(e)
3,830 160
Verint Systems Inc
(e)
4,224 205
Veritone Inc
(a),(e)
3,498 33
Verra Mobility Corp
(e)
19,665 189
Vertex Inc
(e)
172,768 4,188
Workiva Inc
(e)
278,999 15,431
Xperi Holding Corp 940 12
Yext Inc
(e)
14,870 247
Zuora Inc
(e)
643,743 6,193
Zynga Inc
(e)
2,354,333 21,165
$ 223,766
Telecommunications - 1.28%
A10 Networks Inc
(e)
9,390 63
Acacia Communications Inc
(e)
5,722 388
Anterix Inc
(e)
1,601 51
ATN International Inc 86 4
CalAmp Corp
(e)
3,234 23
Calix Inc
(e)
7,741 181
Cambium Networks Corp
(e)
803 18
Casa Systems Inc
(e)
4,446 19
Cincinnati Bell Inc
(e)
2,492 37
Clearfield Inc
(e)
1,707 36
Consolidated Communications Holdings Inc
(e)
1,032 5
Extreme Networks Inc
(e)
17,736 72
GCI Liberty Inc
(e)
262,077 21,288
Gogo Inc
(a),(e)
7,646 61
GTT Communications Inc
(a),(e)
4,672 17
HC2 Holdings Inc
(e)
7,757 17
HC2 Holdings Inc - Rights
(a),(e)
5,602 —
IDT Corp - Class B
(e)
1,383 13
Infinera Corp
(e)
11,842 74
Inseego Corp
(a),(e)
10,025 87
InterDigital Inc 1,426 80
Iridium Communications Inc
(e)
11,141 294
Loral Space & Communications Inc 386 7
NeoPhotonics Corp
(e)
5,091 35
Ooma Inc
(e)
3,163 45
ORBCOMM Inc
(e)
1,415 6
Plantronics Inc 1,611 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Rackspace Technology Inc
(a),(e)
4,137 $ 65
Resonant Inc
(a),(e)
6,358 15
Shenandoah Telecommunications Co 7,091 309
Viavi Solutions Inc
(e)
370,416 4,575
Vonage Holdings Corp
(e)
19,142 203
$ 28,119
Textiles - 0.00%
UniFirst Corp/MA 129 21
Transportation - 1.50%
Air Transport Services Group Inc
(e)
128,124 3,593
Ardmore Shipping Corp 586 2
Atlas Air Worldwide Holdings Inc
(e)
226 13
CryoPort Inc
(e)
5,023 202
Daseke Inc
(e)
6,937 46
Dorian LPG Ltd
(e)
736 6
Echo Global Logistics Inc
(e)
127,550 3,440
Forward Air Corp 37,052 2,333
Knight-Swift Transportation Holdings Inc 192,652 7,319
Marten Transport Ltd 4,393 67
PAM Transportation Services Inc
(e)
26 1
Saia Inc
(e)
105,089 15,517
Universal Logistics Holdings Inc 681 13
Werner Enterprises Inc 7,941 302
$ 32,854
Water - 0.05%
American States Water Co 5,429 406
Artesian Resources Corp 59 2
California Water Service Group 6,710 299
Global Water Resources Inc 1,554 16
Middlesex Water Co 2,513 161
SJW Group 2,058 125
York Water Co/The 1,984 84
$ 1,093
TOTAL COMMON STOCKS $ 2,132,619
Total Investments $ 2,237,783
Other Assets and Liabilities -  (2.03)% (44,555)
TOTAL NET ASSETS - 100.00% $ 2,193,228
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,722 or 2.13% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,743 or 0.13%
of net assets.
(g) The value of these investments was determined using significant unobservable inputs.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2020
See accompanying notes.
474
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 33.90%
Technology 19.29%
Industrial 15.57%
Consumer, Cyclical 14.67%
Financial 7.12%
Communications 5.07%
Money Market Funds 4.64%
Energy 0.90%
Basic Materials 0.58%
Investment Companies 0.15%
Utilities 0.14%
Other Assets and Liabilities
(2.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 92,323 $ 1,143, 399 $ 1,137,378 $ 98,34 4
Principal Healthcare Innovators Index ETF 248 — 335 —
Principal U.S. Small-Cap Multi-Factor ETF 868 — 704 —
$ 93,439 $ 1,143, 399 $ 1,138,417 $ 98,34 4
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 404 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 100 — (13)
Principal U.S. Small-Cap Multi-Factor ETF 6 (168) — 4
$ 410 $ (68) $ — $ (9)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2020 Long 85 $ 6,531 $ 29
Total $ 29
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2020
See accompanying notes.
475
INVESTMENT COMPANIES - 3 .49 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .10%
iShares Core S&P Small-Cap ETF 14,044 $ 1,012
Money Market Funds - 3 .39%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
426,182 426
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
34,575,870 34,576
$ 35,002
TOTAL INVESTMENT COMPANIES $ 36,014
COMMON STOCKS - 98 .26 % Shares Held Value (000's)
Aerospace & Defense - 1 .49%
AAR Corp 49,513 $ 963
Aerojet Rocketdyne Holdings Inc
(d)
109,093 3,537
AeroVironment Inc
(d)
32,728 2,499
Barnes Group Inc 69,361 2,546
Kaman Corp 41,275 1,637
Moog Inc 44,766 2,793
National Presto Industries Inc 7,752 644
Park Aerospace Corp 27,977 296
Triumph Group Inc 77,695 513
$ 15,428
Agriculture - 0 .50%
Andersons Inc/The 45,790 993
Fresh Del Monte Produce Inc 45,206 973
Universal Corp/VA 36,538 1,456
Vector Group Ltd 189,835 1,745
$ 5,167
Airlines - 0 .56%
Allegiant Travel Co 19,388 2,613
Hawaiian Holdings Inc 68,629 951
SkyWest Inc 74,871 2,173
$ 5,737
Apparel - 1 .91%
Capri Holdings Ltd
(d)
224,319 4,760
Crocs Inc
(d)
100,655 5,267
Kontoor Brands Inc 69,868 2,299
Oxford Industries Inc 24,943 1,027
Steven Madden Ltd 115,378 2,770
Unifi Inc
(d)
22,293 334
Wolverine World Wide Inc 122,163 3,258
$ 19,715
Automobile Manufacturers - 0 .11%
Wabash National Corp 78,948 1,126
Automobile Parts & Equipment - 1 .60%
American Axle & Manufacturing Holdings Inc
(d)
169,007 1,136
Cooper Tire & Rubber Co 75,058 2,581
Cooper-Standard Holdings Inc
(d)
25,209 396
Dorman Products Inc
(d)
43,077 3,845
Gentherm Inc
(d)
48,722 2,255
Meritor Inc
(d)
107,874 2,626
Methode Electronics Inc 55,995 1,723
Motorcar Parts of America Inc
(d)
28,380 418
Standard Motor Products Inc 30,009 1,374
Titan International Inc 74,538 205
$ 16,559
Banks - 8 .57%
Allegiance Bancshares Inc 28,047 794
Ameris Bancorp 103,678 3,038
BancFirst Corp 27,777 1,235
BankUnited Inc 137,866 3,481
Banner Corp 52,458 1,934
Cadence BanCorp 187,940 2,109
Central Pacific Financial Corp 42,007 578
City Holding Co 23,918 1,445
Columbia Banking System Inc 106,858 3,036
Community Bank System Inc 79,868 4,632
Customers Bancorp Inc
(d)
43,259 598
CVB Financial Corp 190,066 3,326
Eagle Bancorp Inc 48,087 1,439
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
FB Financial Corp 45,841 $ 1,352
First BanCorp/Puerto Rico 325,498 2,112
First Commonwealth Financial Corp 146,417 1,262
First Financial Bancorp 146,213 2,091
First Hawaiian Inc 193,794 3,345
First Midwest Bancorp Inc/IL 170,548 2,140
Flagstar Bancorp Inc 62,871 1,845
Great Western Bancorp Inc 82,082 1,066
Hanmi Financial Corp 45,741 411
Heritage Financial Corp/WA 53,577 1,123
HomeStreet Inc 33,880 1,053
Hope Bancorp Inc 183,895 1,484
Independent Bank Corp 49,165 2,817
Independent Bank Group Inc 54,585 2,816
Meta Financial Group Inc 51,665 1,516
National Bank Holdings Corp 45,610 1,375
NBT Bancorp Inc 65,068 1,782
OFG Bancorp 76,603 1,102
Old National Bancorp/IN 246,323 3,444
Park National Corp 21,161 1,939
Preferred Bank/Los Angeles CA 20,233 684
Renasant Corp 83,828 2,390
S&T Bancorp Inc 58,564 1,159
Seacoast Banking Corp of Florida
(d)
79,064 1,698
ServisFirst Bancshares Inc 69,941 2,581
Simmons First National Corp 162,655 2,764
Southside Bancshares Inc 46,821 1,262
Tompkins Financial Corp 18,029 1,009
Triumph Bancorp Inc
(d)
33,742 1,422
TrustCo Bank Corp NY 143,881 791
United Community Banks Inc/GA 129,018 2,702
Veritex Holdings Inc 74,074 1,461
Walker & Dunlop Inc 43,161 2,714
Westamerica BanCorp 40,185 2,104
$ 88,461
Beverages - 0 .37%
Coca-Cola Consolidated Inc 6,927 1,586
MGP Ingredients Inc 19,683 827
National Beverage Corp
(d),(e)
17,394 1,362
$ 3,775
Biotechnology - 1 .40%
AMAG Pharmaceuticals Inc
(d)
45,272 621
ANI Pharmaceuticals Inc
(d)
14,318 365
Innoviva Inc
(d)
93,794 1,014
Myriad Genetics Inc
(d)
111,468 1,385
NeoGenomics Inc
(d)
164,766 6,464
REGENXBIO Inc
(d)
44,563 1,282
Xencor Inc
(d)
85,408 3,278
$ 14,409
Building Materials - 2 .38%
AAON Inc 60,823 3,553
American Woodmark Corp
(d)
25,354 2,094
Apogee Enterprises Inc 39,325 939
Boise Cascade Co 58,483 2,245
Gibraltar Industries Inc
(d)
48,377 2,779
Griffon Corp 66,998 1,436
Patrick Industries Inc 32,888 1,834
PGT Innovations Inc
(d)
87,975 1,459
SPX Corp
(d)
66,678 2,826
UFP Industries Inc 91,266 4,555
US Concrete Inc
(d)
23,631 803
$ 24,523
Chemicals - 2 .80%
AdvanSix Inc
(d)
41,821 637
American Vanguard Corp 39,625 512
Balchem Corp 48,265 4,824
Ferro Corp
(d)
122,721 1,578
GCP Applied Technologies Inc
(d)
71,862 1,567
Hawkins Inc 14,163 662

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2020
See accompanying notes.
476
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
HB Fuller Co 76,940 $ 3,482
Innospec Inc 36,647 2,424
Koppers Holdings Inc
(d)
31,401 704
Kraton Corp
(d)
47,541 1,345
Quaker Chemical Corp 19,653 3,750
Rayonier Advanced Materials Inc
(d)
94,520 324
Rogers Corp
(d)
27,864 3,378
Stepan Co 31,770 3,699
$ 28,886
Coal - 0 .17%
CONSOL Energy Inc
(d)
38,843 147
SunCoke Energy Inc 123,492 431
Warrior Met Coal Inc 76,371 1,146
$ 1,724
Commercial Services - 4 .06%
ABM Industries Inc 99,467 3,453
American Public Education Inc
(d)
22,078 624
AMN Healthcare Services Inc
(d)
70,109 4,577
Arlo Technologies Inc
(d)
116,583 520
Cardtronics PLC
(d)
53,089 946
CorVel Corp
(d)
13,645 1,245
Cross Country Healthcare Inc
(d)
52,126 409
Deluxe Corp 62,453 1,339
EVERTEC Inc 88,994 2,962
Forrester Research Inc
(d)
16,349 604
Green Dot Corp
(d)
79,633 4,246
Heidrick & Struggles International Inc 28,859 659
HMS Holdings Corp
(d)
132,072 3,516
Kelly Services Inc 50,111 871
Korn Ferry 83,945 2,534
Medifast Inc 17,555 2,466
Monro Inc 49,663 2,089
Perdoceo Education Corp
(d)
103,145 1,165
R1 RCM Inc
(d)
172,446 3,090
Rent-A-Center Inc/TX 72,279 2,233
Resources Connection Inc 45,082 484
RR Donnelley & Sons Co 106,530 125
Team Inc
(d)
45,697 245
TrueBlue Inc
(d)
53,804 835
Viad Corp 30,439 609
$ 41,846
Computers - 1 .93%
3D Systems Corp
(d)
180,736 1,028
Cubic Corp 46,744 2,763
Diebold Nixdorf Inc
(d)
115,894 722
ExlService Holdings Inc
(d)
50,992 3,862
Insight Enterprises Inc
(d)
52,328 2,792
MTS Systems Corp 28,761 698
OneSpan Inc
(d)
50,563 1,109
Sykes Enterprises Inc
(d)
59,762 2,046
TTEC Holdings Inc 27,194 1,490
Unisys Corp
(d)
94,023 1,236
Virtusa Corp
(d)
42,422 2,134
$ 19,880
Consumer Products - 0 .82%
Central Garden & Pet Co
(d)
14,500 565
Central Garden & Pet Co - A Shares
(d)
57,930 2,050
Quanex Building Products Corp 48,946 891
WD-40 Co 20,390 4,962
$ 8,468
Cosmetics & Personal Care - 0 .10%
Inter Parfums Inc 26,347 1,082
Distribution & Wholesale - 0 .58%
Core-Mark Holding Co Inc 67,279 1,840
Fossil Group Inc
(d)
69,651 398
G-III Apparel Group Ltd
(d)
64,524 870
Resideo Technologies Inc
(d)
184,164 1,856
ScanSource Inc
(d)
37,840 761
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Veritiv Corp
(d)
18,497 $ 266
$ 5,991
Diversified Financial Services - 1 .71%
Blucora Inc
(d)
71,674 713
Boston Private Financial Holdings Inc 122,640 758
Brightsphere Investment Group Inc 89,651 1,237
Encore Capital Group Inc
(d)
46,758 1,493
Enova International Inc
(d)
53,004 814
EZCORP Inc
(d)
77,732 347
Greenhill & Co Inc 21,221 274
Mr Cooper Group Inc
(d)
108,466 2,286
Piper Sandler Cos 20,498 1,711
PRA Group Inc
(d)
68,005 2,321
StoneX Group Inc
(d)
24,275 1,286
Virtus Investment Partners Inc 10,750 1,715
Waddell & Reed Financial Inc 97,226 1,492
WisdomTree Investments Inc 167,714 611
World Acceptance Corp
(d)
6,754 567
$ 17,625
Electric - 0 .33%
Avista Corp 101,331 3,366
Electrical Components & Equipment - 0 .46%
Encore Wire Corp 30,783 1,423
Insteel Industries Inc 28,737 625
Powell Industries Inc 13,170 311
Vicor Corp
(d)
31,296 2,441
$ 4,800
Electronics - 3 .83%
Advanced Energy Industries Inc
(d)
57,192 3,859
Alarm.com Holdings Inc
(d)
66,483 3,878
Applied Optoelectronics Inc
(d),(e)
31,260 275
Badger Meter Inc 43,446 3,186
Bel Fuse Inc 15,267 179
Benchmark Electronics Inc 54,401 1,133
Brady Corp 72,247 2,725
Comtech Telecommunications Corp 36,901 531
FARO Technologies Inc
(d)
26,532 1,598
Itron Inc
(d)
60,177 4,089
Knowles Corp
(d)
136,731 1,948
Mesa Laboratories Inc 7,233 1,891
OSI Systems Inc
(d)
25,088 1,936
Plexus Corp
(d)
43,637 3,035
Sanmina Corp
(d)
101,106 2,471
SMART Global Holdings Inc
(d)
20,547 542
TTM Technologies Inc
(d)
148,090 1,758
Watts Water Technologies Inc 40,953 4,536
$ 39,570
Energy - Alternate Sources - 0 .50%
FutureFuel Corp 38,507 458
Green Plains Inc
(d)
50,003 755
Renewable Energy Group Inc
(d)
58,626 3,306
REX American Resources Corp
(d)
8,139 592
$ 5,111
Engineering & Construction - 1 .38%
Aegion Corp
(d)
45,911 648
Arcosa Inc 72,125 3,330
Comfort Systems USA Inc 54,428 2,493
Exponent Inc 77,022 5,360
Granite Construction Inc 69,739 1,346
MYR Group Inc
(d)
24,930 1,066
$ 14,243
Entertainment - 0 .08%
Monarch Casino & Resort Inc
(d)
18,997 824
Environmental Control - 0 .29%
Harsco Corp
(d)
117,727 1,519
US Ecology Inc 47,013 1,435
$ 2,954

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2020
See accompanying notes.
477
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1 .31%
B&G Foods Inc
(e)
95,736 $ 2,543
Calavo Growers Inc 24,739 1,661
Cal-Maine Foods Inc
(d)
55,421 2,125
Chefs' Warehouse Inc/The
(d)
48,499 656
J & J Snack Foods Corp 22,273 3,020
John B Sanfilippo & Son Inc 13,164 958
Seneca Foods Corp - Class A
(d)
10,025 369
SpartanNash Co 53,464 984
United Natural Foods Inc
(d)
81,594 1,189
$ 13,505
Forest Products & Paper - 0 .46%
Clearwater Paper Corp
(d)
24,725 918
Glatfelter Corp 66,198 945
Mercer International Inc 58,966 371
Neenah Inc 25,069 943
Schweitzer-Mauduit International Inc 46,768 1,553
$ 4,730
Gas - 0 .71%
Chesapeake Utilities Corp 24,611 2,392
Northwest Natural Holding Co 45,577 2,026
South Jersey Industries Inc 150,079 2,892
$ 7,310
Hand & Machine Tools - 0 .33%
Franklin Electric Co Inc 57,203 3,417
Healthcare - Products - 3 .19%
AngioDynamics Inc
(d)
56,508 584
BioTelemetry Inc
(d)
51,005 2,172
Cardiovascular Systems Inc
(d)
59,186 2,110
CONMED Corp 42,630 3,324
CryoLife Inc
(d)
56,485 947
Cutera Inc
(d)
26,250 497
Glaukos Corp
(d)
66,657 3,727
Hanger Inc
(d)
56,848 993
Inogen Inc
(d)
27,326 798
Integer Holdings Corp
(d)
49,013 2,865
Invacare Corp 51,345 416
Lantheus Holdings Inc
(d)
99,686 1,083
LeMaitre Vascular Inc 25,048 814
Luminex Corp 64,332 1,418
Meridian Bioscience Inc
(d)
63,953 1,097
Merit Medical Systems Inc
(d)
72,849 3,646
Natus Medical Inc
(d)
50,537 920
OraSure Technologies Inc
(d)
106,767 1,595
Orthofix Medical Inc
(d)
28,838 901
Surmodics Inc
(d)
20,358 748
Tactile Systems Technology Inc
(d)
28,964 1,060
Varex Imaging Corp
(d)
58,274 781
Zynex Inc
(d),(e)
28,997 371
$ 32,867
Healthcare - Services - 2 .03%
Addus HomeCare Corp
(d)
22,204 2,166
Community Health Systems Inc
(d)
167,767 1,047
Ensign Group Inc/The 75,416 4,438
Fulgent Genetics Inc
(d),(e)
17,583 572
Magellan Health Inc
(d)
33,610 2,429
Pennant Group Inc/The
(d)
37,573 1,565
Providence Service Corp/The
(d)
18,238 2,144
RadNet Inc
(d)
63,869 927
Select Medical Holdings Corp
(d)
159,918 3,355
Tivity Health Inc
(d)
55,789 767
US Physical Therapy Inc 19,164 1,520
$ 20,930
Home Builders - 2 .60%
Cavco Industries Inc
(d)
12,739 2,193
Century Communities Inc
(d)
43,291 1,681
Installed Building Products Inc
(d)
33,790 3,059
LCI Industries 37,531 4,116
LGI Homes Inc
(d)
32,941 3,521
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
M/I Homes Inc
(d)
42,588 $ 1,743
MDC Holdings Inc 74,731 3,252
Meritage Homes Corp
(d)
56,107 4,886
Winnebago Industries Inc 50,279 2,361
$ 26,812
Home Furnishings - 0 .72%
Daktronics Inc 54,584 213
Ethan Allen Interiors Inc 32,520 522
iRobot Corp
(d)
41,604 3,311
Sleep Number Corp
(d)
41,368 2,621
Universal Electronics Inc
(d)
20,787 770
$ 7,437
Housewares - 0 .22%
Tupperware Brands Corp
(d)
73,285 2,325
Insurance - 3 .82%
Ambac Financial Group Inc
(d)
68,348 839
American Equity Investment Life Holding Co 137,200 3,405
AMERISAFE Inc 28,843 1,701
Assured Guaranty Ltd 124,640 3,182
eHealth Inc
(d)
38,421 2,579
Employers Holdings Inc 43,674 1,398
HCI Group Inc 9,173 431
Horace Mann Educators Corp 61,688 2,092
James River Group Holdings Ltd 45,586 2,130
Kinsale Capital Group Inc 31,659 5,935
NMI Holdings Inc
(d)
126,531 2,719
Palomar Holdings Inc
(d)
32,299 2,880
ProAssurance Corp 80,404 1,241
Safety Insurance Group Inc 21,367 1,496
Stewart Information Services Corp 39,876 1,690
Third Point Reinsurance Ltd
(d)
121,796 948
Trupanion Inc
(d)
48,412 3,463
United Fire Group Inc 32,117 660
United Insurance Holdings Corp 30,844 136
Universal Insurance Holdings Inc 43,249 539
$ 39,464
Internet - 2 .01%
Cogent Communications Holdings Inc 62,797 3,504
ePlus Inc
(d)
20,222 1,365
HealthStream Inc
(d)
38,193 699
Liquidity Services Inc
(d)
39,113 334
NIC Inc 99,998 2,242
Perficient Inc
(d)
49,608 1,943
QuinStreet Inc
(d)
72,283 1,157
Shutterstock Inc 32,961 2,157
Stamps.com Inc
(d)
26,224 5,854
TechTarget Inc
(d)
34,512 1,512
$ 20,767
Iron & Steel - 0 .77%
Allegheny Technologies Inc
(d)
188,935 1,740
Carpenter Technology Corp 71,538 1,250
Cleveland-Cliffs Inc
(e)
595,615 4,932
$ 7,922
Leisure Products & Services - 0 .91%
Callaway Golf Co 140,495 2,176
Vista Outdoor Inc
(d)
86,630 1,713
YETI Holdings Inc
(d)
111,647 5,524
$ 9,413
Lodging - 0 .02%
Marcus Corp/The 34,518 253
Machinery - Construction & Mining - 0 .17%
Astec Industries Inc 33,724 1,713
Machinery - Diversified - 1 .95%
Alamo Group Inc 14,692 1,768
Albany International Corp 45,833 2,335
Applied Industrial Technologies Inc 57,761 3,526
Chart Industries Inc
(d)
52,571 4,440
CIRCOR International Inc
(d)
29,836 832

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2020
See accompanying notes.
478
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
DXP Enterprises Inc/TX
(d)
24,404 $ 382
Ichor Holdings Ltd
(d)
34,242 797
Lindsay Corp 16,167 1,702
SPX FLOW Inc
(d)
63,301 2,681
Tennant Co 27,547 1,642
$ 20,105
Media - 0 .25%
EW Scripps Co/The 85,133 773
Gannett Co Inc
(d)
193,202 222
Meredith Corp 60,187 662
Scholastic Corp 44,646 882
$ 2,539
Metal Fabrication & Hardware - 0 .57%
AZZ Inc 39,084 1,313
Mueller Industries Inc 84,735 2,451
Olympic Steel Inc 13,549 155
Standex International Corp 18,473 1,147
TimkenSteel Corp
(d)
56,444 219
Tredegar Corp 38,505 561
$ 5,846
Mining - 0 .72%
Arconic Corp
(d)
144,833 3,148
Century Aluminum Co
(d)
74,768 492
Kaiser Aluminum Corp 23,593 1,485
Livent Corp
(d)
218,212 2,346
$ 7,471
Miscellaneous Manufacturers - 3 .13%
Enerpac Tool Group Corp 89,176 1,590
EnPro Industries Inc 30,610 1,807
ESCO Technologies Inc 38,850 3,251
Fabrinet
(d)
54,824 3,291
Federal Signal Corp 90,153 2,586
Haynes International Inc 18,736 304
Hillenbrand Inc 111,501 3,262
John Bean Technologies Corp 47,340 3,975
Lydall Inc
(d)
25,175 498
Materion Corp 30,321 1,552
Myers Industries Inc 53,407 766
Proto Labs Inc
(d)
39,849 4,705
Raven Industries Inc 53,481 1,172
Sturm Ruger & Co Inc 26,105 1,745
Trinseo SA 57,098 1,817
$ 32,321
Office & Business Equipment - 0 .13%
Pitney Bowes Inc 258,244 1,371
Office Furnishings - 0 .05%
Interface Inc 87,356 536
Oil & Gas - 1 .42%
Bonanza Creek Energy Inc
(d)
27,665 490
Callon Petroleum Co
(d),(e)
59,305 310
Gulfport Energy Corp
(d)
217,397 56
Helmerich & Payne Inc 160,360 2,384
Laredo Petroleum Inc
(d)
13,424 108
Matador Resources Co
(d)
163,869 1,159
Nabors Industries Ltd
(e)
9,580 272
Par Pacific Holdings Inc
(d)
59,582 384
Patterson-UTI Energy Inc 279,615 716
PBF Energy Inc 143,410 670
PDC Energy Inc
(d)
148,606 1,771
Penn Virginia Corp
(d)
22,642 174
ProPetro Holding Corp
(d)
120,434 476
QEP Resources Inc 361,556 325
Range Resources Corp 382,077 2,514
SM Energy Co 158,821 256
Southwestern Energy Co
(d)
903,409 2,412
Talos Energy Inc
(d)
34,861 229
$ 14,706
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0 .71%
Archrock Inc 191,692 $ 1,137
Core Laboratories NV 66,372 959
DMC Global Inc 22,036 784
Dril-Quip Inc
(d)
52,312 1,355
Exterran Corp
(d)
37,090 157
Geospace Technologies Corp
(d)
20,387 104
Helix Energy Solutions Group Inc
(d)
210,459 522
Matrix Service Co
(d)
39,478 300
NOW Inc
(d)
163,198 664
Oceaneering International Inc
(d)
148,139 604
Oil States International Inc
(d)
91,060 227
RPC Inc
(d)
86,661 206
US Silica Holdings Inc 110,248 300
$ 7,319
Packaging & Containers - 0 .10%
Matthews International Corp 46,649 1,018
Pharmaceuticals - 2 .67%
Amphastar Pharmaceuticals Inc
(d)
54,554 1,069
Anika Therapeutics Inc
(d)
21,197 691
Coherus Biosciences Inc
(d)
93,838 1,564
Corcept Therapeutics Inc
(d)
155,174 2,604
Covetrus Inc
(d)
146,455 3,616
Cytokinetics Inc
(d)
105,195 1,617
Eagle Pharmaceuticals Inc/DE
(d)
18,068 840
Enanta Pharmaceuticals Inc
(d)
26,653 1,163
Endo International PLC
(d)
342,891 1,567
Heska Corp
(d)
13,246 1,554
Lannett Co Inc
(d)
51,008 328
Owens & Minor Inc 107,776 2,707
Pacira BioSciences Inc
(d)
63,771 3,335
Phibro Animal Health Corp 30,271 498
Spectrum Pharmaceuticals Inc
(d)
217,438 746
Supernus Pharmaceuticals Inc
(d)
78,576 1,443
USANA Health Sciences Inc
(d)
17,872 1,352
Vanda Pharmaceuticals Inc
(d)
81,541 872
$ 27,566
Real Estate - 0 .50%
Marcus & Millichap Inc
(d)
35,793 1,118
RE/MAX Holdings Inc 27,041 875
Realogy Holdings Corp
(d)
172,234 1,922
St Joe Co/The 46,563 1,259
$ 5,174
REITs - 8 .24%
Acadia Realty Trust 128,710 1,201
Agree Realty Corp 80,348 4,987
Alexander & Baldwin Inc 107,944 1,387
American Assets Trust Inc 74,393 1,557
Apollo Commercial Real Estate Finance Inc 202,690 1,763
Armada Hoffler Properties Inc 86,438 779
ARMOUR Residential REIT Inc 96,520 921
Brandywine Realty Trust 254,500 2,229
Capstead Mortgage Corp 143,935 735
CareTrust REIT Inc 142,843 2,443
Chatham Lodging Trust 70,070 515
Community Healthcare Trust Inc 31,874 1,476
CoreCivic Inc 178,493 1,144
DiamondRock Hospitality Co 297,684 1,471
Diversified Healthcare Trust 355,030 1,028
Easterly Government Properties Inc 118,894 2,485
Essential Properties Realty Trust Inc 151,906 2,509
Four Corners Property Trust Inc 104,945 2,659
Franklin Street Properties Corp 144,123 605
Getty Realty Corp 52,529 1,380
Global Net Lease Inc 133,511 1,900
Granite Point Mortgage Trust Inc 82,367 555
Hersha Hospitality Trust 54,401 267
Independence Realty Trust Inc 141,362 1,718
Industrial Logistics Properties Trust 97,295 1,866
Innovative Industrial Properties Inc 32,377 3,776

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2020
See accompanying notes.
479
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Invesco Mortgage Capital Inc 270,546 $ 730
Investors Real Estate Trust 19,138 1,290
iStar Inc 112,115 1,323
Kite Realty Group Trust 125,653 1,302
KKR Real Estate Finance Trust Inc 40,568 678
Lexington Realty Trust 412,964 4,101
LTC Properties Inc 58,551 1,933
Mack-Cali Realty Corp 128,577 1,413
National Storage Affiliates Trust 92,373 3,130
New York Mortgage Trust Inc 563,605 1,432
NexPoint Residential Trust Inc 32,859 1,456
Office Properties Income Trust 71,957 1,325
PennyMac Mortgage Investment Trust 148,122 2,217
Ready Capital Corp 61,403 690
Redwood Trust Inc 171,501 1,458
Retail Opportunity Investments Corp 175,953 1,712
Retail Properties of America Inc 319,672 1,675
RPT Realty 120,773 591
Safehold Inc 20,590 1,417
Saul Centers Inc 19,037 471
SITE Centers Corp 224,832 1,531
Summit Hotel Properties Inc 157,703 833
Tanger Factory Outlet Centers Inc 139,463 863
Uniti Group Inc 289,677 2,555
Universal Health Realty Income Trust 19,107 1,022
Urstadt Biddle Properties Inc 44,752 426
Washington Prime Group Inc 279,655 164
Washington Real Estate Investment Trust 122,864 2,148
Whitestone REIT 59,389 354
Xenia Hotels & Resorts Inc 169,690 1,398
$ 84,994
Retail - 5 .77%
Abercrombie & Fitch Co 93,066 1,323
America's Car-Mart Inc/TX
(d)
9,494 821
Asbury Automotive Group Inc
(d)
28,781 2,964
Barnes & Noble Education Inc
(d)
44,989 104
Bed Bath & Beyond Inc
(e)
188,047 3,723
Big Lots Inc 53,263 2,535
BJ's Restaurants Inc 33,243 938
Bloomin' Brands Inc 118,867 1,662
Boot Barn Holdings Inc
(d)
43,054 1,379
Brinker International Inc 67,238 2,928
Buckle Inc/The 42,757 1,024
Caleres Inc 57,848 444
Cato Corp/The 30,796 188
Cheesecake Factory Inc/The 62,404 1,855
Chico's FAS Inc 178,883 191
Children's Place Inc/The
(e)
21,766 550
Chuy's Holdings Inc
(d)
29,377 617
Conn's Inc
(d)
28,690 269
Dave & Buster's Entertainment Inc
(e)
70,801 1,215
Designer Brands Inc 87,698 380
Dine Brands Global Inc 24,499 1,260
El Pollo Loco Holdings Inc
(d)
27,870 394
Fiesta Restaurant Group Inc
(d)
25,948 224
Foundation Building Materials Inc
(d)
33,521 488
GameStop Corp
(d),(e)
81,163 850
Genesco Inc
(d)
20,860 370
GMS Inc
(d)
63,762 1,441
Group 1 Automotive Inc 25,604 2,716
Guess? Inc 55,996 660
Haverty Furniture Cos Inc 25,793 645
Hibbett Sports Inc
(d)
24,684 933
La-Z-Boy Inc 68,627 2,349
Lumber Liquidators Holdings Inc
(d)
43,050 952
Macy's Inc
(e)
462,896 2,875
MarineMax Inc
(d)
32,270 967
Michaels Cos Inc/The
(d)
109,991 892
Movado Group Inc 24,727 270
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
ODP Corp/The
(d)
78,578 $ 1,532
PC Connection Inc 16,372 746
PetMed Express Inc 30,246 895
PriceSmart Inc 34,754 2,398
Red Robin Gourmet Burgers Inc
(d)
23,187 279
Regis Corp
(d),(e)
36,145 200
Ruth's Hospitality Group Inc 47,524 531
Sally Beauty Holdings Inc
(d)
168,122 1,407
Shake Shack Inc
(d)
53,057 3,582
Shoe Carnival Inc 12,834 398
Signet Jewelers Ltd 78,097 1,740
Sonic Automotive Inc 36,048 1,300
Vera Bradley Inc
(d)
32,890 209
Zumiez Inc
(d)
31,112 871
$ 59,484
Savings & Loans - 1 .51%
Axos Financial Inc
(d)
77,244 2,106
Banc of California Inc 66,069 793
Berkshire Hills Bancorp Inc 75,163 979
Brookline Bancorp Inc 117,750 1,128
Capitol Federal Financial Inc 196,371 2,254
Dime Community Bancshares Inc 42,417 536
Northfield Bancorp Inc 71,338 725
Northwest Bancshares Inc 190,690 2,035
Pacific Premier Bancorp Inc 140,775 3,590
Provident Financial Services Inc 109,166 1,481
$ 15,627
Semiconductors - 3 .47%
Axcelis Technologies Inc
(d)
49,929 1,102
Brooks Automation Inc 110,052 5,139
CEVA Inc
(d)
33,061 1,333
Cohu Inc 62,461 1,357
CTS Corp 48,145 1,331
Diodes Inc
(d)
62,641 3,623
DSP Group Inc
(d)
32,631 430
FormFactor Inc
(d)
114,973 3,259
Kulicke & Soffa Industries Inc 92,267 2,412
MaxLinear Inc
(d)
99,272 2,625
Onto Innovation Inc
(d)
72,833 2,336
Photronics Inc
(d)
97,910 955
Power Integrations Inc 89,185 5,370
Rambus Inc
(d)
169,710 2,340
Ultra Clean Holdings Inc
(d)
59,532 1,267
Veeco Instruments Inc
(d)
74,033 942
$ 35,821
Software - 4 .10%
8x8 Inc
(d)
155,520 2,687
Agilysys Inc
(d)
30,270 820
Allscripts Healthcare Solutions Inc
(d)
243,154 2,451
Bottomline Technologies DE Inc
(d)
57,750 2,294
Computer Programs and Systems Inc 18,837 525
CSG Systems International Inc 49,363 1,870
Digi International Inc
(d)
43,323 638
Donnelley Financial Solutions Inc
(d)
44,922 567
Ebix Inc 35,053 633
Glu Mobile Inc
(d)
219,229 1,570
LivePerson Inc
(d)
91,823 4,909
ManTech International Corp/VA 40,503 2,628
MicroStrategy Inc
(d)
10,803 1,805
NextGen Healthcare Inc
(d)
82,561 1,123
Omnicell Inc
(d)
63,805 5,522
PDF Solutions Inc
(d)
43,592 817
Progress Software Corp 67,195 2,444
Simulations Plus Inc 22,578 1,463
SPS Commerce Inc
(d)
52,413 4,486
Tabula Rasa HealthCare Inc
(d)
31,173 1,077
Xperi Holding Corp 161,842 2,007
$ 42,336

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2020
See accompanying notes.
480
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2 .28%
ADTRAN Inc 71,555 $ 765
ATN International Inc 16,438 735
CalAmp Corp
(d)
51,273 363
Cincinnati Bell Inc
(d)
75,618 1,138
Consolidated Communications Holdings Inc
(d)
109,005 509
Extreme Networks Inc
(d)
182,839 742
Harmonic Inc
(d)
145,367 864
Iridium Communications Inc
(d)
174,005 4,595
NETGEAR Inc
(d)
44,617 1,375
Plantronics Inc 55,319 1,080
Shenandoah Telecommunications Co 74,379 3,244
Spok Holdings Inc 26,113 237
Viavi Solutions Inc
(d)
340,657 4,207
Vonage Holdings Corp
(d)
344,388 3,644
$ 23,498
Textiles - 0 .36%
UniFirst Corp/MA 22,753 3,727
Transportation - 2 .28%
ArcBest Corp 37,965 1,158
Atlas Air Worldwide Holdings Inc
(d)
38,997 2,307
Bristow Group Inc
(d)
35,238 732
Dorian LPG Ltd
(d)
50,250 412
Echo Global Logistics Inc
(d)
39,703 1,071
Forward Air Corp 41,749 2,629
Heartland Express Inc 74,058 1,356
Hub Group Inc
(d)
50,006 2,507
Marten Transport Ltd 87,568 1,344
Matson Inc 64,271 3,339
Saia Inc
(d)
39,016 5,761
SEACOR Holdings Inc
(d)
28,526 874
$ 23,490
Trucking & Leasing - 0 .13%
Greenbrier Cos Inc/The 48,791 1,316
Water - 0 .72%
American States Water Co 55,033 4,110
California Water Service Group 73,702 3,285
$ 7,395
TOTAL COMMON STOCKS $ 1,013,795
Total Investments $ 1,049,809
Other Assets and Liabilities -  (1.75)% (18,063)
TOTAL NET ASSETS - 100.00% $ 1,031,746
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18,606 or 1.80% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .35%
Industrial 18 .49%
Consumer, Non-cyclical 16 .45%
Consumer, Cyclical 15 .49%
Technology 9 .63%
Basic Materials 4 .75%
Communications 4 .54%
Money Market Funds 3 .39%
Energy 2 .80%
Utilities 1 .76%
Investment Companies 0 .10%
Other Assets and Liabilities
( 1 .75 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 43,978 $ 578,734 $ 588,136 $ 34,576
$ 43,978 $ 578,734 $ 588,136 $ 34,576
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 95 $ — $ — $ —
$ 95 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2020 Long 226 $ 17,366 $ 514
Total $ 514
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
481
INVESTMENT COMPANIES - 2.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Russell 2000 Value ETF
(a)
14,140 $ 1,457
Money Market Funds - 2.09%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(b),(c)
22 —
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
16,879,366 16,879
$ 16,879
TOTAL INVESTMENT COMPANIES $ 18,336
COMMON STOCKS - 98.52% Shares Held Value (000's)
Advertising - 0.05%
Boston Omaha Corp
(e)
762 $ 12
Fluent Inc
(e)
2,927 7
MDC Partners Inc
(e)
140,100 328
National CineMedia Inc 3,866 8
Quotient Technology Inc
(e)
2,239 20
$ 375
Aerospace & Defense - 0.50%
AAR Corp 67,282 1,309
Astronics Corp
(e)
1,360 9
Barnes Group Inc 2,759 101
Ducommun Inc
(e)
628 21
Kaman Corp 1,462 58
Mercury Systems Inc
(e)
5,680 391
Moog Inc 15,842 989
National Presto Industries Inc 13,425 1,115
Park Aerospace Corp 1,102 12
Triumph Group Inc 3,056 20
$ 4,025
Agriculture - 0.29%
Alico Inc 296 8
Andersons Inc/The 1,843 40
Cadiz Inc
(a),(e)
659 6
Darling Ingredients Inc
(e)
28,724 1,235
Fresh Del Monte Produce Inc 1,841 40
Limoneira Co 743 10
Tejon Ranch Co
(e)
1,232 17
Universal Corp/VA 23,736 946
Vector Group Ltd 7,265 67
Vital Farms Inc
(a),(e)
339 12
$ 2,381
Airlines - 0.12%
Allegiant Travel Co 676 91
Hawaiian Holdings Inc 2,695 37
Mesa Air Group Inc
(e)
2,060 7
SkyWest Inc 2,927 85
Spirit Airlines Inc
(a),(e)
44,041 774
$ 994
Apparel - 0.44%
Kontoor Brands Inc 3,059 101
Lakeland Industries Inc
(a),(e)
442 9
Oxford Industries Inc 964 40
Rocky Brands Inc 14,996 404
Steven Madden Ltd 2,742 66
Superior Group of Cos Inc 517 11
Tapestry Inc 44,900 998
Unifi Inc
(e)
50,203 752
Urban Outfitters Inc
(e)
45,201 1,010
Weyco Group Inc 456 7
Wolverine World Wide Inc 4,696 125
$ 3,523
Automobile Manufacturers - 0.49%
Blue Bird Corp
(e)
88,101 1,017
Navistar International Corp
(e)
31,492 1,357
REV Group Inc 1,425 11
Wabash National Corp 106,837 1,524
Workhorse Group Inc
(a),(e)
5,546 85
$ 3,994
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1.33%
Adient PLC
(e)
69,305 $ 1,471
American Axle & Manufacturing Holdings Inc
(e)
6,688 45
Cooper Tire & Rubber Co 43,064 1,481
Cooper-Standard Holdings Inc
(e)
983 15
Dana Inc 8,517 119
Douglas Dynamics Inc 132 5
Goodyear Tire & Rubber Co/The 159,817 1,324
Meritor Inc
(e)
57,038 1,388
Methode Electronics Inc 47,272 1,455
Miller Industries Inc/TN 22,748 681
Modine Manufacturing Co
(e)
2,938 19
Motorcar Parts of America Inc
(e)
67,859 999
Standard Motor Products Inc 20,365 932
Telenav Inc
(e)
1,541 6
Tenneco Inc
(e)
3,026 26
Visteon Corp
(e)
8,400 753
$ 10,719
Banks - 10.84%
1st Constitution Bancorp 629 8
1st Source Corp 18,899 633
ACNB Corp 490 10
Alerus Financial Corp 877 19
Allegiance Bancshares Inc 1,114 32
Altabancorp 883 19
Amalgamated Bank 52,672 585
American National Bankshares Inc 620 14
Ameris Bancorp 17,742 520
Ames National Corp 508 10
Arrow Financial Corp 775 21
Associated Banc-Corp 93,700 1,283
Atlantic Capital Bancshares Inc
(e)
1,229 17
Atlantic Union Bankshares Corp 4,584 116
Auburn National BanCorp Inc 178 7
BancFirst Corp 1,105 49
Bancorp Inc/The
(e)
3,058 29
BancorpSouth Bank 5,827 136
Bank First Corp 40 3
Bank of Commerce Holdings 1,111 9
Bank of Marin Bancorp 775 23
Bank of NT Butterfield & Son Ltd/The 2,986 79
Bank of Princeton/The 395 8
Bank7 Corp 142 1
BankUnited Inc 58,900 1,487
Bankwell Financial Group Inc 503 8
Banner Corp 2,059 76
Bar Harbor Bankshares 32,398 661
BayCom Corp
(e)
653 7
BCB Bancorp Inc 955 9
Bogota Financial Corp
(e)
499 4
BOK Financial Corp 16,900 993
Bridge Bancorp Inc 34,312 670
Bridgewater Bancshares Inc
(e)
34,699 385
Bryn Mawr Bank Corp 24,762 665
Business First Bancshares Inc 1,124 19
Byline Bancorp Inc 1,432 19
C&F Financial Corp 263 8
Cadence BanCorp 140,357 1,574
California Bancorp Inc
(e)
574 8
Cambridge Bancorp 289 18
Camden National Corp 9,754 312
Capital Bancorp Inc
(e)
603 6
Capital City Bank Group Inc 784 17
Capstar Financial Holdings Inc 936 10
Carter Bank & Trust 1,336 9
Cathay General Bancorp 67,483 1,588
CB Financial Services Inc 374 7
CBTX Inc 1,038 20
Central Pacific Financial Corp 1,621 22
Central Valley Community Bancorp 649 8

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
482
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Century Bancorp Inc/MA 136 $ 10
Chemung Financial Corp 255 9
ChoiceOne Financial Services Inc 393 11
CIT Group Inc 73,204 2,156
Citizens & Northern Corp 780 13
Citizens Holding Co 354 8
City Holding Co 928 56
Civista Bancshares Inc 926 13
CNB Financial Corp/PA 19,167 348
Coastal Financial Corp/WA
(e)
577 9
Codorus Valley Bancorp Inc 651 9
Colony Bankcorp Inc 585 7
Columbia Banking System Inc 4,222 120
Community Bank System Inc 3,107 180
Community Financial Corp/The 360 8
Community Trust Bancorp Inc 30,939 985
ConnectOne Bancorp Inc 71,695 1,106
County Bancorp Inc 379 7
CrossFirst Bankshares Inc
(e)
39,442 330
Customers Bancorp Inc
(e)
107,817 1,490
CVB Financial Corp 58,417 1,022
Eagle Bancorp Inc 45,995 1,376
Enterprise Bancorp Inc/MA 521 12
Enterprise Financial Services Corp 1,420 41
Equity Bancshares Inc
(e)
69,650 1,281
Esquire Financial Holdings Inc
(e)
362 6
Evans Bancorp Inc 330 8
Farmers & Merchants Bancorp Inc/Archbold OH 588 12
Farmers National Banc Corp 1,532 18
FB Financial Corp 36,918 1,089
Fidelity D&D Bancorp Inc 222 11
Financial Institutions Inc 41,151 730
First Bancorp Inc/The 588 14
First BanCorp/Puerto Rico 314,680 2,042
First Bancorp/Southern Pines NC 1,696 41
First Bancshares Inc/The 1,219 29
First Bank/Hamilton NJ 1,149 9
First Busey Corp 2,990 54
First Business Financial Services Inc 20,879 358
First Choice Bancorp 641 9
First Commonwealth Financial Corp 5,803 50
First Community Bankshares Inc 1,019 19
First Community Corp/SC 542 8
First Financial Bancorp 50,167 717
First Financial Corp/IN 28,996 1,006
First Foundation Inc 1,789 27
First Guaranty Bancshares Inc 315 5
First Hawaiian Inc 79,607 1,374
First Internet Bancorp 42,868 923
First Interstate BancSystem Inc 2,461 87
First Merchants Corp 22,809 596
First Mid Bancshares Inc 24,011 667
First Midwest Bancorp Inc/IL 95,284 1,196
First Northwest Bancorp 679 8
First of Long Island Corp/The 48,042 742
First United Corp 509 6
Flagstar Bancorp Inc 2,507 74
FNB Corp/PA 127,600 965
FNCB Bancorp Inc 1,298 7
Franklin Financial Services Corp 313 7
Fulton Financial Corp 107,447 1,181
FVCBankcorp Inc
(e)
773 10
German American Bancorp Inc 1,454 44
Glacier Bancorp Inc 5,044 181
Great Southern Bancorp Inc 26,243 1,074
Great Western Bancorp Inc 99,180 1,289
Guaranty Bancshares Inc/TX 402 12
Hancock Whitney Corp 69,972 1,600
Hanmi Financial Corp 138,085 1,241
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
HarborOne Bancorp Inc 3,141 $ 30
Hawthorn Bancshares Inc 406 8
HBT Financial Inc 681 8
Heartland Financial USA Inc 21,756 717
Heritage Commerce Corp 3,453 25
Heritage Financial Corp/WA 17,133 359
Hilltop Holdings Inc 37,698 860
Home BancShares Inc/AR 73,926 1,227
HomeStreet Inc 39,146 1,216
Hope Bancorp Inc 174,496 1,408
Horizon Bancorp Inc/IN 67,034 831
Howard Bancorp Inc
(e)
862 9
Independent Bank Corp 1,815 104
Independent Bank Corp/MI 1,243 19
Independent Bank Group Inc 2,195 113
International Bancshares Corp 25,458 705
Investar Holding Corp 665 9
Kearny Financial Corp/MD 3,486 29
Lakeland Bancorp Inc 97,192 1,082
Lakeland Financial Corp 1,348 69
Landmark Bancorp Inc/Manhattan KS 284 7
LCNB Corp 710 10
Level One Bancorp Inc 387 6
Limestone Bancorp Inc
(e)
382 4
Live Oak Bancshares Inc 48,545 1,810
Luther Burbank Corp 71,417 674
Macatawa Bank Corp 1,548 11
Mackinac Financial Corp 678 7
MainStreet Bancshares Inc
(e)
536 8
Mercantile Bank Corp 928 20
Merchants Bancorp/IN 36,964 798
Meridian Corp 334 6
Meta Financial Group Inc 1,973 58
Metrocity Bankshares Inc
(a)
1,016 14
Metropolitan Bank Holding Corp
(e)
22,602 677
Mid Penn Bancorp Inc 451 9
Middlefield Banc Corp 424 8
Midland States Bancorp Inc 87,257 1,300
MidWestOne Financial Group Inc 35,952 724
MVB Financial Corp 572 9
National Bank Holdings Corp 15,981 482
National Bankshares Inc 367 10
NBT Bancorp Inc 2,522 69
Nicolet Bankshares Inc
(e)
545 34
Northeast Bank 434 8
Northrim BanCorp Inc 13,592 388
Norwood Financial Corp 357 8
Oak Valley Bancorp 518 7
OFG Bancorp 3,004 43
Ohio Valley Banc Corp 325 7
Old National Bancorp/IN 32,324 452
Old Second Bancorp Inc 1,700 15
OP Bancorp 926 6
Origin Bancorp Inc 14,396 322
Orrstown Financial Services Inc 22,897 320
PacWest Bancorp 66,700 1,283
Park National Corp 5,245 480
Parke Bancorp Inc 691 8
Partners Bancorp 749 4
PCB Bancorp 869 8
PCSB Financial Corp 867 12
Peapack-Gladstone Financial Corp 58,627 989
Penns Woods Bancorp Inc 421 9
Peoples Bancorp Inc/OH 15,886 359
Peoples Bancorp of North Carolina Inc 338 6
Peoples Financial Services Corp 402 14
Pioneer Bancorp Inc/NY
(e)
881 8
Plumas Bancorp 352 7
Popular Inc 34,600 1,460

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
483
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Preferred Bank/Los Angeles CA 808 $ 27
Premier Financial Bancorp Inc 762 10
Premier Financial Corp 76,507 1,375
Provident Bancorp Inc 656 6
QCR Holdings Inc 868 27
RBB Bancorp 51,208 653
Red River Bancshares Inc 281 13
Reliant Bancorp Inc 852 14
Renasant Corp 28,934 825
Republic Bancorp Inc/KY 21,866 729
Republic First Bancorp Inc
(e)
3,449 8
Richmond Mutual BanCorp Inc 806 9
S&T Bancorp Inc 16,790 332
Salisbury Bancorp Inc 193 7
Sandy Spring Bancorp Inc 15,686 397
SB Financial Group Inc 539 8
Seacoast Banking Corp of Florida
(e)
3,063 66
Select Bancorp Inc
(e)
1,108 8
ServisFirst Bancshares Inc 733 27
Shore Bancshares Inc 813 9
Sierra Bancorp 17,917 355
Silvergate Capital Corp
(e)
903 20
Simmons First National Corp 57,858 983
SmartFinancial Inc 819 12
South Plains Financial Inc 23,150 340
South State Corp 4,155 255
Southern First Bancshares Inc
(e)
418 11
Southern National Bancorp of Virginia Inc 73,345 708
Southside Bancshares Inc 1,872 50
Spirit of Texas Bancshares Inc 792 10
Standard AVB Financial Corp 273 9
Sterling Bancorp Inc/MI 1,242 4
Stock Yards Bancorp Inc 1,029 39
Summit Financial Group Inc 657 12
Synovus Financial Corp 60,000 1,560
Texas Capital Bancshares Inc
(e)
41,803 1,881
Tompkins Financial Corp 842 47
Towne Bank/Portsmouth VA 3,977 72
TriCo Bancshares 13,121 379
TriState Capital Holdings Inc
(e)
24,829 313
Triumph Bancorp Inc
(e)
1,310 55
TrustCo Bank Corp NY 116,602 641
Trustmark Corp 50,147 1,173
UMB Financial Corp 16,561 1,008
Umpqua Holdings Corp 84,500 1,061
United Bankshares Inc/WV 26,869 705
United Community Banks Inc/GA 24,858 520
United Security Bancshares/Fresno CA 1,022 6
Unity Bancorp Inc 564 8
Univest Financial Corp 48,481 769
Valley National Bancorp 107,078 818
Veritex Holdings Inc 2,785 55
Walker & Dunlop Inc 1,526 96
Washington Trust Bancorp Inc 19,504 659
Webster Financial Corp 46,300 1,491
WesBanco Inc 33,974 825
West BanCorp Inc 19,039 316
Westamerica BanCorp 1,336 70
Western New England Bancorp Inc 1,415 8
Wintrust Financial Corp 29,000 1,428
$ 87,522
Beverages - 0.02%
Farmer Bros Co
(e)
1,220 4
MGP Ingredients Inc 224 10
NewAge Inc
(e)
3,446 8
Primo Water Corp 9,198 115
$ 137
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.79%
Abeona Therapeutics Inc
(e)
3,000 $ 3
Achillion Pharamceuticals Inc
(e),(f),(g)
8,433 4
ADMA Biologics Inc
(a),(e)
685 1
Adverum Biotechnologies Inc
(e)
743 8
Akouos Inc
(e)
209 4
Albireo Pharma Inc
(e)
246 8
ALX Oncology Holdings Inc
(a),(e)
139 6
AMAG Pharmaceuticals Inc
(a),(e)
1,824 25
AnaptysBio Inc
(e)
1,260 37
ANI Pharmaceuticals Inc
(e)
309 8
Annexon Inc
(e)
214 5
Applied Genetic Technologies Corp/DE
(e)
1,633 8
Applied Molecular Transport Inc
(e)
180 5
Aptinyx Inc
(e)
1,865 6
Arena Pharmaceuticals Inc
(e)
3,190 273
Assembly Biosciences Inc
(e)
859 13
Atara Biotherapeutics Inc
(e)
1,092 14
Atreca Inc
(e)
130 2
AVEO Pharmaceuticals Inc
(e)
614 3
Avid Bioservices Inc
(e)
481 4
Avidity Biosciences Inc
(e)
243 6
BioCryst Pharmaceuticals Inc
(e)
2,287 9
Cabaletta Bio Inc
(e)
754 9
CASI Pharmaceuticals Inc
(e)
816 2
Catabasis Pharmaceuticals Inc
(e)
443 1
CEL-SCI Corp
(a),(e)
363 4
Checkmate Pharmaceuticals Inc
(e)
83 1
Chinook Therapeutics Inc
(e)
161 2
Cortexyme Inc
(a),(e)
80 4
Cymabay Therapeutics Inc
(e)
4,116 34
Dynavax Technologies Corp
(e)
1,044 4
Emergent BioSolutions Inc
(e)
56,400 5,074
Enochian Biosciences Inc
(e)
1,190 4
Enzo Biochem Inc
(e)
3,373 6
Epizyme Inc
(e)
1,952 24
Evolus Inc
(a),(e)
957 3
Exicure Inc
(e)
721 1
FibroGen Inc
(e)
690 27
Five Prime Therapeutics Inc
(e)
1,663 8
Forma Therapeutics Holdings Inc
(e)
188 8
Generation Bio Co
(e)
177 5
Geron Corp
(e)
16,294 28
GlycoMimetics Inc
(e)
2,367 7
Gossamer Bio Inc
(e)
1,930 16
Harvard Bioscience Inc
(e)
2,640 9
iBio Inc
(e)
700 1
ImmunoGen Inc
(e)
5,823 33
Inozyme Pharma Inc
(e)
134 3
iTeos Therapeutics Inc
(a),(e)
176 4
IVERIC bio Inc
(e)
4,723 28
Keros Therapeutics Inc
(e)
51 3
Kezar Life Sciences Inc
(e)
1,831 9
Kindred Biosciences Inc
(e)
565 2
Kiniksa Pharmaceuticals Ltd
(e)
131 2
Lyra Therapeutics Inc
(e)
30 —
MacroGenics Inc
(e)
1,993 39
Magenta Therapeutics Inc
(e)
254 2
Marker Therapeutics Inc
(e)
901 1
MEI Pharma Inc
(e)
1,176 3
MeiraGTx Holdings plc
(e)
167 2
Myriad Genetics Inc
(e)
4,229 53
NantKwest Inc
(a),(e)
364 3
NextCure Inc
(e)
125 1
NGM Biopharmaceuticals Inc
(e)
136 2
Nkarta Inc
(e)
236 7
Novavax Inc
(e)
2,668 215
Nurix Therapeutics Inc
(a),(e)
161 4
Orgenesis Inc
(e)
1,108 5
Osmotica Pharmaceuticals PLC
(e)
301 2

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
484
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Pacific Biosciences of California Inc
(e)
1,207 $ 16
Pandion Therapeutics Inc
(a),(e)
123 1
PDL BioPharma Inc
(e)
6,653 14
Pliant Therapeutics Inc
(e)
172 4
Poseida Therapeutics Inc
(e)
221 3
Precigen Inc
(a),(e)
1,021 4
Precision BioSciences Inc
(e)
296 2
Prothena Corp PLC
(e)
1,820 20
Relay Therapeutics Inc
(a),(e)
387 14
Rubius Therapeutics Inc
(a),(e)
1,848 8
Savara Inc
(e)
3,474 4
Selecta Biosciences Inc
(a),(e)
2,706 8
Solid Biosciences Inc
(e)
1,658 5
Strongbridge Biopharma PLC
(e)
305 1
Sutro Biopharma Inc
(a),(e)
207 3
TCR2 Therapeutics Inc
(e)
1,389 27
Theravance Biopharma Inc
(e)
447 8
Turning Point Therapeutics Inc
(e)
126 12
Vaxart Inc
(a),(e)
577 3
VBI Vaccines Inc
(e)
2,247 5
Verastem Inc
(e)
6,545 8
Vericel Corp
(e)
402 7
Viking Therapeutics Inc
(a),(e)
3,614 20
VolitionRX Ltd
(a),(e)
152 —
VYNE Therapeutics Inc
(e)
6,994 11
X4 Pharmaceuticals Inc
(e)
1,123 6
XBiotech Inc
(a),(e)
836 14
Xencor Inc
(e)
215 8
XOMA Corp
(e)
91 2
Zentalis Pharmaceuticals Inc
(e)
58 2
ZIOPHARM Oncology Inc
(a),(e)
4,063 9
$ 6,406
Building Materials - 3.41%
American Woodmark Corp
(e)
998 82
Apogee Enterprises Inc 1,290 31
Armstrong Flooring Inc
(e)
163,851 485
Armstrong World Industries Inc 52,050 3,118
Boise Cascade Co 1,920 74
Builders FirstSource Inc
(e)
350,076 10,607
Caesarstone Ltd 123,503 1,192
Concrete Pumping Holdings Inc
(e)
1,872 6
Cornerstone Building Brands Inc
(e)
41,021 315
Gibraltar Industries Inc
(e)
36,730 2,110
Griffon Corp 2,525 54
JELD-WEN Holding Inc
(e)
4,036 85
LSI Industries Inc 1,512 10
Masonite International Corp
(e)
12,358 1,087
Patrick Industries Inc 94 5
PGT Innovations Inc
(e)
2,149 36
Simpson Manufacturing Co Inc 56,750 5,035
SPX Corp
(e)
32,351 1,372
Summit Materials Inc
(e)
34,200 605
UFP Industries Inc 24,087 1,202
US Concrete Inc
(e)
937 32
$ 27,543
Chemicals - 3.04%
AdvanSix Inc
(e)
1,617 25
AgroFresh Solutions Inc
(e)
2,146 4
American Vanguard Corp 69,761 901
Amyris Inc
(a),(e)
5,660 14
Axalta Coating Systems Ltd
(e)
401,100 10,072
Balchem Corp 147 15
Cabot Corp 33,800 1,285
Element Solutions Inc
(e)
798,175 9,355
Ferro Corp
(e)
1,254 16
GCP Applied Technologies Inc
(e)
623 13
Hawkins Inc 252 12
HB Fuller Co 1,063 48
Huntsman Corp 32,200 782
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Innospec Inc 6,012 $ 398
Intrepid Potash Inc
(e)
722 7
Koppers Holdings Inc
(e)
467 10
Kraton Corp
(e)
1,845 52
Kronos Worldwide Inc 1,319 17
Marrone Bio Innovations Inc
(a),(e)
567 1
Minerals Technologies Inc 14,582 797
Oil-Dri Corp of America 295 10
Orion Engineered Carbons SA 1,578 23
PQ Group Holdings Inc
(e)
1,905 22
Rayonier Advanced Materials Inc
(e)
3,674 13
Rogers Corp
(e)
907 110
Sensient Technologies Corp 1,482 97
Stepan Co 1,160 135
Tronox Holdings PLC 3,460 34
Westlake Chemical Partners LP 16,100 292
$ 24,560
Coal - 0.09%
Arch Resources Inc
(e)
886 27
CONSOL Energy Inc
(e)
1,818 7
NACCO Industries Inc 283 6
Peabody Energy Corp
(e)
4,177 5
SunCoke Energy Inc 4,929 17
Warrior Met Coal Inc 45,052 676
$ 738
Commercial Services - 5.28%
ABM Industries Inc 3,941 137
Acacia Research Corp
(e)
2,813 9
Adtalem Global Education Inc
(e)
3,091 72
Alta Equipment Group Inc
(e)
1,062 8
American Public Education Inc
(e)
13,487 381
AMN Healthcare Services Inc
(e)
70,925 4,630
Arlo Technologies Inc
(e)
4,607 21
ASGN Inc
(e)
109,589 7,307
Barrett Business Services Inc 400 24
BG Staffing Inc 40,499 323
BrightView Holdings Inc
(e)
2,398 29
CAI International Inc 787 21
Cardtronics PLC
(e)
46,683 831
Carriage Services Inc 969 25
Cass Information Systems Inc 33,500 1,314
CBIZ Inc
(e)
2,521 57
Cimpress PLC
(e)
24,979 1,834
Collectors Universe Inc 72 4
CRA International Inc 141 6
Cross Country Healthcare Inc
(e)
1,893 15
Deluxe Corp 28,013 601
Emerald Holding Inc 367,656 963
Ennis Inc 74,665 1,138
Franchise Group Inc 1,130 26
FTI Consulting Inc
(e)
54,300 5,346
GP Strategies Corp
(e)
71,739 692
Green Dot Corp
(e)
2,733 146
H&R Block Inc 75,900 1,310
Hackett Group Inc/The 276 4
Heidrick & Struggles International Inc 64,328 1,470
Herc Holdings Inc
(e)
1,357 60
HMS Holdings Corp
(e)
13,000 346
Huron Consulting Group Inc
(e)
1,215 46
ICF International Inc 535 35
Information Services Group Inc
(e)
2,666 5
Insperity Inc 1,074 82
K12 Inc
(e)
2,367 57
Kelly Services Inc 81,128 1,410
Kforce Inc 21,900 760
Korn Ferry 45,859 1,384
Laureate Education Inc
(e)
6,400 83
LiveRamp Holdings Inc
(e)
719 48
ManpowerGroup Inc 13,000 882

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
485
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
MoneyGram International Inc
(e)
3,674 $ 19
Monro Inc 986 41
Nesco Holdings Inc
(e)
1,007 4
PFSweb Inc
(e)
341 2
Priority Technology Holdings Inc
(e)
49 —
Quad/Graphics Inc 2,325 5
Rent-A-Center Inc/TX 309 10
Resources Connection Inc 84,531 908
Ritchie Bros Auctioneers Inc 79,225 4,803
ServiceSource International Inc
(e)
5,974 8
SP Plus Corp
(e)
1,356 25
Team Inc
(e)
1,773 10
Textainer Group Holdings Ltd
(e)
3,033 44
TrueBlue Inc
(e)
87,619 1,360
Universal Technical Institute Inc
(e)
193 1
Vectrus Inc
(e)
34,229 1,352
Viad Corp 1,189 24
Vivint Smart Home Inc
(e)
3,380 53
Willdan Group Inc
(e)
239 6
WW International Inc
(e)
2,124 45
$ 42,662
Computers - 3.83%
3D Systems Corp
(a),(e)
6,889 39
CACI International Inc
(e)
37,355 7,790
Conduent Inc
(e)
9,818 34
Cubic Corp 1,649 97
CyberArk Software Ltd
(e)
33,150 3,287
Diebold Nixdorf Inc
(e)
2,500 16
DXC Technology Co 191,250 3,523
ExOne Co/The
(e)
228 2
Insight Enterprises Inc
(e)
242,121 12,916
Lumentum Holdings Inc
(e)
9,645 798
MTS Systems Corp 1,136 28
NetScout Systems Inc
(e)
4,087 84
Parsons Corp
(e)
361 11
Perspecta Inc 1,413 25
PlayAGS Inc
(e)
1,520 4
Quantum Corp
(e)
1,677 7
SecureWorks Corp
(e)
578 6
StarTek Inc
(e)
1,267 7
Super Micro Computer Inc
(e)
50,970 1,158
Sykes Enterprises Inc
(e)
30,643 1,049
Unisys Corp
(e)
3,317 44
$ 30,925
Consumer Products - 0.16%
ACCO Brands Corp 217,696 1,147
Central Garden & Pet Co
(e)
389 15
Central Garden & Pet Co - A Shares
(e)
1,633 58
Quanex Building Products Corp 1,944 35
WD-40 Co 47 12
$ 1,267
Cosmetics & Personal Care - 0.01%
Edgewell Personal Care Co
(e)
3,236 85
Revlon Inc
(a),(e)
564 2
$ 87
Distribution & Wholesale - 1.61%
A-Mark Precious Metals Inc 278 9
Avient Corp 5,376 167
Core-Mark Holding Co Inc 234 6
Fossil Group Inc
(e)
2,743 16
G-III Apparel Group Ltd
(e)
70,208 946
H&E Equipment Services Inc 1,896 40
KAR Auction Services Inc 7,603 111
Resideo Technologies Inc
(e)
179,502 1,809
ScanSource Inc
(e)
67,673 1,360
Systemax Inc 314 9
Titan Machinery Inc
(e)
1,119 17
Triton International Ltd/Bermuda 3,572 132
Univar Solutions Inc
(e)
424,300 7,039
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Veritiv Corp
(e)
752 $ 11
VSE Corp 514 15
WESCO International Inc
(e)
31,020 1,279
$ 12,966
Diversified Financial Services - 4.94%
Aaron's Holdings Co Inc 19,291 1,008
Affiliated Managers Group Inc 8,900 671
AllianceBernstein Holding LP 22,852 664
Altisource Portfolio Solutions SA
(e)
325 4
Amerant Bancorp Inc
(e)
1,336 13
Arlington Asset Investment Corp 2,771 7
Artisan Partners Asset Management Inc 29,410 1,178
Assetmark Financial Holdings Inc
(e)
547 12
Associated Capital Group Inc 140 4
B Riley Financial Inc 1,142 30
BGC Partners Inc 18,056 53
Blucora Inc
(e)
2,856 28
Boston Private Financial Holdings Inc 221,470 1,369
Brightsphere Investment Group Inc 49,098 677
Columbia Financial Inc
(e)
2,082 25
Cowen Inc 71,416 1,533
Diamond Hill Investment Group Inc 173 24
Encore Capital Group Inc
(e)
1,849 59
Enova International Inc
(e)
27,595 423
Evercore Inc - Class A 9,200 732
EZCORP Inc
(e)
2,868 13
Federal Agricultural Mortgage Corp 10,512 679
Federated Hermes Inc 30,764 735
First Western Financial Inc
(e)
473 7
GAMCO Investors Inc 79 1
Greenhill & Co Inc 85,699 1,108
Hannon Armstrong Sustainable Infrastructure
Capital Inc
4,045 169
Lazard Ltd 36,600 1,232
LendingClub Corp
(e)
4,094 19
LPL Financial Holdings Inc 167,275 13,370
Marlin Business Services Corp 635 5
MMA Capital Holdings Inc
(e)
328 8
Moelis & Co 127,675 4,749
Mr Cooper Group Inc
(e)
4,502 95
Navient Corp 124,024 993
Nelnet Inc 1,006 61
NewStar Financial Inc
(e),(f),(g)
52,106 —
Oportun Financial Corp
(e)
1,144 15
Oppenheimer Holdings Inc 29,395 737
PennyMac Financial Services Inc 21,326 1,083
Piper Sandler Cos 1,027 86
PRA Group Inc
(e)
17,881 610
Regional Management Corp 487 10
Sculptor Capital Management Inc 1,069 12
Silvercrest Asset Management Group Inc 354 4
SLM Corp 112,500 1,034
Stifel Financial Corp 38,733 2,265
StoneX Group Inc
(e)
6,488 344
SWK Holdings Corp
(e)
268 4
Virtus Investment Partners Inc 7,589 1,211
Waddell & Reed Financial Inc 43,798 673
Westwood Holdings Group Inc 592 6
WisdomTree Investments Inc 8,189 30
World Acceptance Corp
(e)
270 23
$ 39,905
Electric - 1.56%
ALLETE Inc 35,032 1,807
Atlantic Power Corp
(e)
4,758 9
Avista Corp 44,732 1,486
Black Hills Corp 3,744 212
Brookfield Renewable Corp 3,708 248
Clearway Energy Inc - Class A 42,774 1,121
Clearway Energy Inc - Class C 3,794 107

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
486
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
MGE Energy Inc 1,563 $ 102
NorthWestern Corp 28,611 1,491
Otter Tail Corp 38,180 1,465
PNM Resources Inc 44,995 2,249
Portland General Electric Co 57,596 2,264
Unitil Corp 866 30
$ 12,591
Electrical Components & Equipment - 0.79%
Acuity Brands Inc 6,500 579
American Superconductor Corp
(e)
1,296 18
Belden Inc 43,318 1,338
Encore Wire Corp 31,048 1,435
EnerSys 20,566 1,472
Graham Corp 25,364 335
Insteel Industries Inc 53,291 1,160
Powell Industries Inc 520 12
Ultralife Corp
(e)
689 4
$ 6,353
Electronics - 2.24%
Allied Motion Technologies Inc 71 3
API Group Corp
(e),(h)
8,243 119
Applied Optoelectronics Inc
(a),(e)
1,261 11
Avnet Inc 53,000 1,308
Bel Fuse Inc 692 8
Benchmark Electronics Inc 2,161 45
Brady Corp 132,886 5,013
Comtech Telecommunications Corp 89,034 1,282
Digimarc Corp
(e)
100 3
FARO Technologies Inc
(e)
100 6
Fitbit Inc
(e)
4,641 33
Fluidigm Corp
(e)
3,852 22
GoPro Inc
(e)
1,079 6
II-VI Inc
(e)
692 31
IntriCon Corp
(e)
593 7
Kimball Electronics Inc
(e)
53,219 645
Knowles Corp
(e)
5,267 75
LENSAR Inc
(e)
653 6
NVE Corp 7,039 325
Plexus Corp
(e)
305 21
Sanmina Corp
(e)
76,538 1,871
SMART Global Holdings Inc
(e)
65 2
Stoneridge Inc
(e)
1,534 35
TTM Technologies Inc
(e)
5,945 71
Turtle Beach Corp
(e)
787 14
Vishay Intertechnology Inc 87,600 1,421
Vishay Precision Group Inc
(e)
727 17
Watts Water Technologies Inc 51,123 5,662
$ 18,062
Energy - Alternate Sources - 0.33%
Clean Energy Fuels Corp
(e)
7,750 19
FuelCell Energy Inc
(a),(e)
4,145 8
FutureFuel Corp 55,527 660
Green Plains Inc
(e)
2,022 31
Maxeon Solar Technologies Ltd
(a),(e)
220 4
Renewable Energy Group Inc
(e)
13,489 760
REX American Resources Corp
(e)
14,545 1,058
Sunnova Energy International Inc
(e)
2,741 66
SunPower Corp
(a),(e)
1,380 22
$ 2,628
Engineering & Construction - 2.21%
Aegion Corp
(e)
1,791 25
Arcosa Inc 50,687 2,341
Comfort Systems USA Inc 21,607 990
Construction Partners Inc
(e)
841 17
Dycom Industries Inc
(e)
502 33
EMCOR Group Inc 34,014 2,319
Fluor Corp 190,282 2,159
Granite Construction Inc 2,477 48
Great Lakes Dredge & Dock Corp
(e)
96,982 1,002
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
IES Holdings Inc
(e)
300 $ 10
KBR Inc 64,845 1,446
MasTec Inc
(e)
23,986 1,190
Mistras Group Inc
(e)
1,377 5
MYR Group Inc
(e)
28,110 1,202
NV5 Global Inc
(e)
71 4
Primoris Services Corp 75,217 1,419
Star Group LP 66,702 631
Sterling Construction Co Inc
(e)
46,371 681
Tutor Perini Corp
(e)
112,226 1,516
WillScot Mobile Mini Holdings Corp
(e)
44,288 823
$ 17,861
Entertainment - 1.47%
AMC Entertainment Holdings Inc 3,266 8
Caesars Entertainment Inc
(e)
144,228 6,465
Cinemark Holdings Inc
(a)
6,360 52
Eros STX Global Corp
(a),(e)
8,764 17
Everi Holdings Inc
(e)
3,115 27
GAN Ltd
(a),(e)
167 2
Golden Entertainment Inc
(e)
648 8
IMAX Corp
(e)
2,935 34
International Game Technology PLC 5,914 49
Liberty Media Corp-Liberty Braves - A Shares
(a),(e)
300 6
Liberty Media Corp-Liberty Braves - C Shares
(e)
842 17
Marriott Vacations Worldwide Corp 2,090 202
Monarch Casino & Resort Inc
(e)
219 10
Penn National Gaming Inc
(e)
4,483 242
RCI Hospitality Holdings Inc 500 11
Red Rock Resorts Inc 966 18
Scientific Games Corp
(e)
113,094 3,605
SeaWorld Entertainment Inc
(e)
1,689 37
Twin River Worldwide Holdings Inc 42,400 1,029
$ 11,839
Environmental Control - 0.10%
Advanced Emissions Solutions Inc 1,203 5
Casella Waste Systems Inc
(e)
353 19
CECO Environmental Corp
(e)
1,831 13
Covanta Holding Corp 4,270 39
Harsco Corp
(e)
4,647 60
Heritage-Crystal Clean Inc
(e)
887 15
Montrose Environmental Group Inc
(e)
387 11
Tetra Tech Inc 5,730 578
US Ecology Inc 1,843 56
$ 796
Food - 1.75%
B&G Foods Inc
(a)
449 12
BellRing Brands Inc
(e)
2,359 43
Bridgford Foods Corp
(e)
94 2
Cal-Maine Foods Inc
(e)
1,237 47
Chefs' Warehouse Inc/The
(e)
1,768 24
HF Foods Group Inc
(a),(e)
2,103 14
Hostess Brands Inc
(e)
134,197 1,696
Ingles Markets Inc 28,638 1,027
J & J Snack Foods Corp 644 87
Lancaster Colony Corp 3,750 623
Landec Corp
(e)
1,530 15
Nathan's Famous Inc 173 9
Natural Grocers by Vitamin Cottage Inc 295 3
Performance Food Group Co
(e)
206,668 6,946
Sanderson Farms Inc 259 33
Seneca Foods Corp - Class A
(e)
374 14
Simply Good Foods Co/The
(e)
5,010 94
SpartanNash Co 48,357 891
Tootsie Roll Industries Inc
(a)
199 6
United Natural Foods Inc
(e)
3,172 46
Village Super Market Inc 44,856 1,016
Weis Markets Inc 32,897 1,494
$ 14,142

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
487
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0.30%
Clearwater Paper Corp
(e)
10,890 $ 405
Domtar Corp 51,764 1,236
Glatfelter Corp 2,597 37
Mercer International Inc 103,000 648
Neenah Inc 988 37
Schweitzer-Mauduit International Inc 1,837 61
Verso Corp 1,834 14
$ 2,438
Gas - 0.57%
Brookfield Infrastructure Corp 968 53
Chesapeake Utilities Corp 73 7
New Jersey Resources Corp 5,608 164
Northwest Natural Holding Co 1,612 72
ONE Gas Inc 2,766 191
RGC Resources Inc 294 7
South Jersey Industries Inc 68,598 1,322
Southwest Gas Holdings Inc 19,268 1,266
Spire Inc 27,191 1,523
$ 4,605
Hand & Machine Tools - 0.11%
Franklin Electric Co Inc 183 11
Hurco Cos Inc 367 11
Kennametal Inc 26,586 824
Luxfer Holdings PLC 1,597 20
$ 866
Healthcare - Products - 1.26%
Acutus Medical Inc
(a),(e)
138 3
Alphatec Holdings Inc
(e)
511 4
AngioDynamics Inc
(e)
2,172 23
Apyx Medical Corp
(e)
1,789 11
Aspira Women's Health Inc
(a),(e)
284 1
Avanos Medical Inc
(e)
2,826 100
Bruker Corp 119,025 5,063
Castle Biosciences Inc
(e)
11,144 518
Chembio Diagnostics Inc
(a),(e)
250 1
CryoLife Inc
(e)
455 8
FONAR Corp
(e)
414 8
Hanger Inc
(e)
107,406 1,876
Inari Medical Inc
(e)
108 7
Inogen Inc
(e)
349 10
Integer Holdings Corp
(e)
1,552 90
Invacare Corp 1,998 16
Lantheus Holdings Inc
(e)
23,516 255
LeMaitre Vascular Inc 232 8
LivaNova PLC
(e)
844 43
Meridian Bioscience Inc
(e)
413 7
Milestone Scientific Inc
(e)
431 1
Misonix Inc
(a),(e)
578 7
NanoString Technologies Inc
(e)
287 11
Natera Inc
(e)
242 16
Natus Medical Inc
(e)
1,349 25
Nymox Pharmaceutical Corp
(a),(e)
575 1
OraSure Technologies Inc
(e)
1,630 24
Orthofix Medical Inc
(e)
1,099 34
Patterson Cos Inc 78,894 1,962
Retractable Technologies Inc
(a),(e)
103 1
SeaSpine Holdings Corp
(e)
1,545 20
Sientra Inc
(e)
804 3
Soleno Therapeutics Inc
(e)
495 1
Surgalign Holdings Inc
(e)
3,947 7
Utah Medical Products Inc 57 5
Varex Imaging Corp
(e)
2,226 30
Venus Concept Inc
(e)
575 1
ViewRay Inc
(a),(e)
4,153 12
$ 10,213
Healthcare - Services - 0.41%
Accolade Inc
(a),(e)
147 5
American Renal Associates Holdings Inc
(e)
712 8
Avalon GloboCare Corp
(a),(e)
381 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Brookdale Senior Living Inc
(e)
10,910 $ 32
Cellular Biomedicine Group Inc
(e)
341 6
Community Health Systems Inc
(e)
5,064 32
Dyadic International Inc
(a),(e)
290 2
Five Star Senior Living Inc
(e)
1,434 6
Magellan Health Inc
(e)
18,349 1,326
MEDNAX Inc
(e)
90,083 1,149
National HealthCare Corp 737 47
OPKO Health Inc
(a),(e)
23,700 83
Tenet Healthcare Corp
(e)
5,533 136
Tivity Health Inc
(e)
1,356 19
Triple-S Management Corp
(e)
24,994 463
$ 3,314
Holding Companies - Diversified - 0.00%
Professional Holding Corp
(e)
659 9
Home Builders - 0.99%
Beazer Homes USA Inc
(e)
1,685 21
Century Communities Inc
(e)
22,974 892
Forestar Group Inc
(e)
977 16
Green Brick Partners Inc
(e)
22,802 408
KB Home 4,431 143
M/I Homes Inc
(e)
28,381 1,162
MDC Holdings Inc 2,987 130
Meritage Homes Corp
(e)
25,726 2,241
Taylor Morrison Home Corp
(e)
60,075 1,297
TRI Pointe Group Inc
(e)
101,664 1,670
$ 7,980
Home Furnishings - 0.40%
Casper Sleep Inc
(e)
1,253 8
Daktronics Inc 2,183 8
Ethan Allen Interiors Inc 91,112 1,462
Hamilton Beach Brands Holding Co 16,247 359
Hooker Furniture Corp 46,607 1,282
Sleep Number Corp
(e)
982 62
Universal Electronics Inc
(e)
133 5
VOXX International Corp
(e)
1,166 13
$ 3,199
Housewares - 0.01%
Lifetime Brands Inc 735 8
Tupperware Brands Corp
(e)
2,912 92
$ 100
Insurance - 6.71%
Ambac Financial Group Inc
(e)
79,617 978
American Equity Investment Life Holding Co 56,862 1,412
AMERISAFE Inc 17,247 1,018
Argo Group International Holdings Ltd 76,324 2,723
Axis Capital Holdings Ltd 26,900 1,148
Brighthouse Financial Inc
(e)
32,000 1,059
Citizens Inc/TX
(a),(e)
2,940 17
CNO Financial Group Inc 86,888 1,543
Crawford & Co
(a)
1,104 7
Donegal Group Inc 636 9
Employers Holdings Inc 41,149 1,317
Enstar Group Ltd
(e)
7,777 1,337
Essent Group Ltd 55,749 2,221
FBL Financial Group Inc 566 28
FedNat Holding Co 889 5
First American Financial Corp 203,175 9,060
Genworth Financial Inc
(e)
29,721 117
Global Indemnity Group LLC 29,743 729
Goosehead Insurance Inc 660 81
Greenlight Capital Re Ltd
(e)
1,707 12
Hanover Insurance Group Inc/The 12,400 1,186
HCI Group Inc 266 12
Heritage Insurance Holdings Inc 1,362 13
Horace Mann Educators Corp 40,640 1,378
Independence Holding Co 261 10
Investors Title Co 66 9
James River Group Holdings Ltd 13,211 617

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
488
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MBIA Inc
(e)
3,121 $ 18
MGIC Investment Corp 442,850 4,455
National General Holdings Corp 2,125 72
National Western Life Group Inc 6,523 1,106
NI Holdings Inc
(e)
567 9
NMI Holdings Inc
(e)
4,568 98
Old Republic International Corp 696,000 11,331
ProAssurance Corp 82,829 1,278
ProSight Global Inc
(e)
707 8
Protective Insurance Corp 586 8
Radian Group Inc 78,274 1,405
RLI Corp 286 25
Safety Insurance Group Inc 843 59
Security National Financial Corp
(e)
723 5
Selective Insurance Group Inc 62,450 3,251
Selectquote Inc
(e)
1,348 23
State Auto Financial Corp 20,131 249
Stewart Information Services Corp 29,031 1,230
Third Point Reinsurance Ltd
(e)
175,887 1,368
Tiptree Inc 1,640 8
Trean Insurance Group Inc
(e)
658 7
United Fire Group Inc 1,235 25
United Insurance Holdings Corp 1,422 6
Universal Insurance Holdings Inc 1,244 16
Vericity Inc 211 2
Watford Holdings Ltd
(e)
1,007 36
$ 54,144
Internet - 0.11%
CarParts.com Inc
(a),(e)
143 2
Cars.com Inc
(e)
4,009 30
comScore Inc
(e)
4,079 8
DHI Group Inc
(e)
3,398 6
ePlus Inc
(e)
8,419 568
Groupon Inc
(e)
1,355 26
HealthStream Inc
(e)
1,524 28
Lands' End Inc
(e)
678 11
Liquidity Services Inc
(e)
1,641 14
LiveXLive Media Inc
(a),(e)
2,816 6
Magnite Inc
(e)
2,708 24
Overstock.com Inc
(e)
445 25
QuinStreet Inc
(e)
1,896 30
Stitch Fix Inc
(a),(e)
506 17
TrueCar Inc
(e)
6,301 28
VirnetX Holding Corp 1,804 10
Yelp Inc
(e)
3,384 67
$ 900
Investment Companies - 0.00%
PDL Community Bancorp
(e)
570 5
Rafael Holdings Inc
(e)
568 9
$ 14
Iron & Steel - 0.33%
Allegheny Technologies Inc
(e)
7,553 69
Carpenter Technology Corp 2,816 49
Cleveland-Cliffs Inc
(a)
160,985 1,333
Commercial Metals Co 33,810 698
Schnitzer Steel Industries Inc 19,425 408
United States Steel Corp 12,906 125
$ 2,682
Leisure Products & Services - 0.13%
Acushnet Holdings Corp 1,551 53
Callaway Golf Co 5,495 85
Clarus Corp 1,284 20
Escalade Inc 600 11
Harley-Davidson Inc 23,100 760
Johnson Outdoors Inc 147 13
Liberty TripAdvisor Holdings Inc
(e)
4,714 8
Nautilus Inc
(e)
1,751 38
OneSpaWorld Holdings Ltd 2,678 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Vista Outdoor Inc
(e)
3,463 $ 68
$ 1,073
Lodging - 0 .31%
Bluegreen Vacations Corp 446 2
Bluegreen Vacations Holding Corp
(e)
826 7
Boyd Gaming Corp 4,782 152
Century Casinos Inc
(e)
1,696 8
Hilton Grand Vacations Inc
(e)
59,907 1,234
Marcus Corp/The 1,321 10
Target Hospitality Corp
(e)
2,556 2
Wyndham Destinations Inc 33,500 1,093
$ 2,508
Machinery - Construction & Mining - 0.22%
Argan Inc 866 36
Astec Industries Inc 1,325 67
Bloom Energy Corp
(e)
380 5
Hyster-Yale Materials Handling Inc 24,693 1,047
Manitowoc Co Inc/The
(e)
65,903 496
Terex Corp 4,001 99
$ 1,750
Machinery - Diversified - 1.44%
Alamo Group Inc 45,401 5,463
Albany International Corp 309 16
Altra Industrial Motion Corp 3,791 162
Applied Industrial Technologies Inc 1,380 84
Cactus Inc 38,600 656
Chart Industries Inc
(e)
2,142 181
CIRCOR International Inc
(e)
1,176 33
Columbus McKinnon Corp/NY 1,368 46
Crane Co 13,100 665
DXP Enterprises Inc/TX
(e)
71,763 1,122
Eastman Kodak Co
(a),(e)
960 7
Flowserve Corp 35,600 1,037
Gencor Industries Inc
(e)
617 7
Gorman-Rupp Co/The 880 27
GrafTech International Ltd 175,600 1,185
Intevac Inc
(e)
1,241 7
Mueller Water Products Inc - Class A 70,583 731
NN Inc
(e)
2,487 13
Ranpak Holdings Corp
(e)
1,711 15
SPX FLOW Inc
(e)
2,498 106
Welbilt Inc
(e)
5,575 34
$ 11,597
Media - 1.90%
AMC Networks Inc
(a),(e)
1,364 29
Entercom Communications Corp 6,321 9
Entravision Communications Corp 408,402 747
EW Scripps Co/The 3,327 30
Gannett Co Inc
(e)
6,983 8
Gray Television Inc
(e)
3,549 45
Hemisphere Media Group Inc
(e)
1,022 8
Houghton Mifflin Harcourt Co
(e)
6,137 16
iHeartMedia Inc
(e)
3,555 29
Liberty Latin America Ltd - Class A
(e)
2,738 27
Liberty Latin America Ltd - Class C
(e)
9,235 90
Media General Inc - Rights
(e),(f),(g)
15,053 1
Meredith Corp 1,152 13
MSG Networks Inc
(e)
2,359 21
Nexstar Media Group Inc 44,175 3,640
Saga Communications Inc 287 5
Scholastic Corp 1,717 34
Sinclair Broadcast Group Inc
(a)
233,892 4,346
TEGNA Inc 519,822 6,254
Tribune Publishing Co 915 10
Value Line Inc 12 —
WideOpenWest Inc
(e)
1,638 8
$ 15,370

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
489
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.83%
AZZ Inc 40,340 $ 1,355
Eastern Co/The 374 8
Helios Technologies Inc 1,008 42
L B Foster Co
(e)
619 8
Lawson Products Inc/DE
(e)
131 5
Mayville Engineering Co Inc
(e)
551 5
Mueller Industries Inc 29,851 864
Northwest Pipe Co
(e)
560 15
Olympic Steel Inc 636 7
Park-Ohio Holdings Corp 527 10
Rexnord Corp 26,715 858
Ryerson Holding Corp
(e)
1,142 9
Standex International Corp 721 45
TimkenSteel Corp
(e)
2,661 10
Tredegar Corp 44,444 648
Valmont Industries Inc 10,355 1,470
Worthington Industries Inc 26,543 1,306
$ 6,665
Mining - 0.66%
Alcoa Corp
(e)
72,871 941
Arconic Corp
(e)
5,856 127
Caledonia Mining Corp PLC 487 8
Century Aluminum Co
(e)
152,812 1,006
Coeur Mining Inc
(e)
14,262 101
Energy Fuels Inc/Canada
(e)
6,403 10
Gold Resource Corp 3,866 11
Hecla Mining Co 30,754 141
Kaiser Aluminum Corp 17,971 1,131
Livent Corp
(e)
141,335 1,519
Novagold Resources Inc
(e)
27,829 288
United States Lime & Minerals Inc 102 9
Uranium Energy Corp
(e)
7,922 7
$ 5,299
Miscellaneous Manufacturers - 3.94%
American Outdoor Brands Inc
(e)
7,194 109
Enerpac Tool Group Corp 2,006 36
EnPro Industries Inc 26,082 1,539
ESCO Technologies Inc 111 9
Fabrinet
(e)
110,749 6,647
Federal Signal Corp 243,384 6,980
Haynes International Inc 730 12
Hillenbrand Inc 48,757 1,427
Lydall Inc
(e)
1,004 20
Materion Corp 103,528 5,299
Myers Industries Inc 1,336 19
NL Industries Inc 722 3
Raven Industries Inc 1,934 42
Smith & Wesson Brands Inc 28,826 479
Sturm Ruger & Co Inc 11,352 759
Trinity Industries Inc 356,725 6,721
Trinseo SA 52,853 1,681
$ 31,782
Office & Business Equipment - 0.00%
Pitney Bowes Inc 6,350 34
Office Furnishings - 0.84%
CompX International Inc 142 2
Herman Miller Inc 60,476 1,843
HNI Corp 2,530 82
Interface Inc 199,051 1,220
Kimball International Inc 2,134 22
Knoll Inc 108,305 1,241
Steelcase Inc 227,574 2,376
$ 6,786
Oil & Gas - 1.75%
Adams Resources & Energy Inc 189 4
Antero Resources Corp
(e)
14,455 49
Berry Corp 275,911 723
Bonanza Creek Energy Inc
(e)
69,107 1,224
Brigham Minerals Inc 2,164 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Cimarex Energy Co 53,700 $ 1,362
CNX Resources Corp
(e)
13,179 128
Comstock Resources Inc
(e)
1,592 8
Contango Oil & Gas Co
(a),(e)
5,103 6
CVR Energy Inc 1,750 19
Delek US Holdings Inc 3,711 37
Earthstone Energy Inc
(e)
392,570 1,056
Evolution Petroleum Corp 2,147 5
Falcon Minerals Corp 2,702 5
Goodrich Petroleum Corp
(e)
363 3
Gulfport Energy Corp
(e)
10,734 3
Kosmos Energy Ltd 580,845 578
Magnolia Oil & Gas Corp
(e)
241,808 1,050
Matador Resources Co
(e)
6,565 46
Montage Resources Corp
(e)
1,628 8
Murphy USA Inc 6,174 755
Nabors Industries Ltd
(a)
405 12
Ovintiv Inc 15,421 142
Par Pacific Holdings Inc
(e)
2,371 15
Parsley Energy Inc 231,225 2,315
Patterson-UTI Energy Inc 10,849 28
PBF Energy Inc 5,743 27
PDC Energy Inc
(e)
91,407 1,090
Penn Virginia Corp
(e)
892 7
PrimeEnergy Resources Corp
(e)
46 2
ProPetro Holding Corp
(e)
262,862 1,038
Range Resources Corp 186,112 1,225
SM Energy Co 49,026 79
Southwestern Energy Co
(e)
192,616 514
Talos Energy Inc
(e)
837 6
Tellurian Inc
(e)
9,896 9
Transocean Ltd
(a),(e)
33,042 22
Trecora Resources
(e)
1,425 8
W&T Offshore Inc
(a),(e)
5,707 8
Whiting Petroleum Corp
(e)
36,003 526
$ 14,161
Oil & Gas Services - 1.41%
Archrock Inc 7,724 46
ChampionX Corp
(e)
188,874 1,648
DMC Global Inc 453 16
Dril-Quip Inc
(e)
15,770 409
Exterran Corp
(e)
1,823 8
Frank's International NV
(e)
852,425 1,492
Helix Energy Solutions Group Inc
(e)
8,420 21
Liberty Oilfield Services Inc 143,440 958
Matrix Service Co
(e)
76,529 582
MRC Global Inc
(e)
197,218 840
National Energy Services Reunited Corp
(e)
1,216 9
Newpark Resources Inc
(e)
6,102 4
NexTier Oilfield Solutions Inc
(e)
564,666 1,067
NOW Inc
(e)
87,351 355
Oceaneering International Inc
(e)
5,899 24
Oil States International Inc
(e)
115,847 289
RPC Inc
(e)
271,963 647
Select Energy Services Inc
(e)
185,691 561
Seventy Seven Energy Inc
(e),(f),(g)
16,216 —
Solaris Oilfield Infrastructure Inc 202,903 1,203
TechnipFMC PLC 64,200 355
Thermon Group Holdings Inc
(e)
86,725 875
US Silica Holdings Inc 4,356 12
$ 11,421
Packaging & Containers - 0.03%
Greif Inc - Class A 1,518 62
Greif Inc - Class B 343 15
Matthews International Corp 1,805 39
O-I Glass Inc 2,097 20
TriMas Corp
(e)
2,566 62
UFP Technologies Inc
(e)
365 14
$ 212

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
490
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 2.08%
AcelRx Pharmaceuticals Inc
(e)
4,566 $ 8
Aduro Biotech
(e),(g)
162 —
Aeglea BioTherapeutics Inc
(e)
547 4
Agile Therapeutics Inc
(a),(e)
533 2
Allovir Inc
(a),(e)
260 7
Anika Therapeutics Inc
(e)
25,092 819
Artana Therapeutics
(e),(f),(g)
581 —
Axcella Health Inc
(e)
72 —
Aytu BioScience Inc
(e)
1,973 2
Beyondspring Inc
(e)
103 2
Calyxt Inc
(e)
80 —
Cassava Sciences Inc
(a),(e)
1,011 8
Catalyst Biosciences Inc
(e)
1,324 7
Chimerix Inc
(e)
3,021 8
Cidara Therapeutics Inc
(e)
608 2
Coherus Biosciences Inc
(e)
203,325 3,389
Concert Pharmaceuticals Inc
(e)
1,689 17
CorMedix Inc
(e)
205 1
Covetrus Inc
(e)
5,775 143
Cyclerion Therapeutics Inc
(e)
1,474 3
Cytokinetics Inc
(e)
532 8
Enanta Pharmaceuticals Inc
(e)
1,023 45
Endo International PLC
(e)
7,680 35
Evofem Biosciences Inc
(e)
359 1
G1 Therapeutics Inc
(e)
1,066 12
Gritstone Oncology Inc
(e)
1,893 5
Heska Corp
(e)
256 30
Hookipa Pharma Inc
(e)
94 1
Ideaya Biosciences Inc
(e)
747 9
Immunic Inc
(e)
120 2
Intra-Cellular Therapies Inc
(e)
2,378 59
Jounce Therapeutics Inc
(e)
1,014 8
KalVista Pharmaceuticals Inc
(e)
641 11
Lannett Co Inc
(e)
1,883 12
Mirum Pharmaceuticals Inc
(e)
241 4
MyoKardia Inc
(e)
373 83
Nature's Sunshine Products Inc
(e)
673 7
Option Care Health Inc
(e)
188 3
ORIC Pharmaceuticals Inc
(a),(e)
64 1
Owens & Minor Inc 3,696 93
Paratek Pharmaceuticals Inc
(a),(e)
302 1
Passage Bio Inc
(e)
395 7
Phibro Animal Health Corp 130 2
PRA Health Sciences Inc
(e)
96,350 9,388
Prestige Consumer Healthcare Inc
(e)
1,929 64
Revance Therapeutics Inc
(e)
849 22
Rockwell Medical Inc
(e)
827 1
Spectrum Pharmaceuticals Inc
(e)
8,485 29
Spero Therapeutics Inc
(e)
133 2
Supernus Pharmaceuticals Inc
(e)
2,245 41
Taro Pharmaceutical Industries Ltd
(e)
26,000 1,524
TG Therapeutics Inc
(e)
944 24
TherapeuticsMD Inc
(a),(e)
2,663 3
UroGen Pharma Ltd
(a),(e)
435 10
USANA Health Sciences Inc
(e)
10,100 764
Vanda Pharmaceuticals Inc
(e)
3,189 34
Vaxcyte Inc
(e)
230 9
Xeris Pharmaceuticals Inc
(a),(e)
302 1
$ 16,777
Pipelines - 0.00%
NextDecade Corp
(a),(e)
1,433 3
Private Equity - 0.14%
Safeguard Scientifics Inc 1,367 8
Victory Capital Holdings Inc 59,439 1,090
$ 1,098
Real Estate - 1.68%
American Realty Investors Inc
(e)
123 1
CTO Realty Growth Inc 265 12
Cushman & Wakefield PLC
(e)
590,779 6,924
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Fathom Holdings Inc
(e)
217 $ 4
FRP Holdings Inc
(e)
387 16
Griffin Industrial Realty Inc 68 4
Kennedy-Wilson Holdings Inc 7,195 95
Legacy Housing Corp
(e)
476 6
Marcus & Millichap Inc
(e)
151,672 4,737
Maui Land & Pineapple Co Inc
(e)
320 3
McGrath RentCorp 610 35
Newmark Group Inc 8,500 40
RE/MAX Holdings Inc 17,983 582
Realogy Holdings Corp
(e)
6,822 76
RMR Group Inc/The 38,426 1,024
St Joe Co/The 979 26
Stratus Properties Inc
(e)
380 8
Transcontinental Realty Investors Inc
(e)
116 3
$ 13,596
REITs - 2.93%
Acadia Realty Trust 69,508 648
Agree Realty Corp 3,172 197
Alexander & Baldwin Inc 4,283 55
Alexander's Inc 4,307 1,048
Alpine Income Property Trust Inc 513 7
American Assets Trust Inc 2,988 63
American Finance Trust Inc 6,496 37
Anworth Mortgage Asset Corp 5,438 9
Apollo Commercial Real Estate Finance Inc 41,535 361
Arbor Realty Trust Inc 6,134 73
Ares Commercial Real Estate Corp 37,119 346
Armada Hoffler Properties Inc 3,330 30
ARMOUR Residential REIT Inc 3,802 36
Blackstone Mortgage Trust Inc 8,109 176
Bluerock Residential Growth REIT Inc 1,006 9
Broadmark Realty Capital Inc 7,657 76
BRT Apartments Corp 693 9
Capstead Mortgage Corp 5,670 29
CareTrust REIT Inc 4,897 84
CatchMark Timber Trust Inc 2,589 22
Chatham Lodging Trust 2,748 20
Cherry Hill Mortgage Investment Corp 947 9
Chimera Investment Corp 11,304 94
City Office REIT Inc 2,511 16
Clipper Realty Inc 240 1
Colony Capital Inc 28,265 101
Colony Credit Real Estate Inc 194,928 1,021
Columbia Property Trust Inc 6,815 72
CoreCivic Inc 7,118 46
CorEnergy Infrastructure Trust Inc 82,125 384
CorePoint Lodging Inc
(e)
2,325 11
DiamondRock Hospitality Co 11,895 59
Diversified Healthcare Trust 14,120 41
Dynex Capital Inc 1,305 21
EastGroup Properties Inc 106 14
Ellington Financial Inc 2,446 30
Ellington Residential Mortgage REIT 684 7
Essential Properties Realty Trust Inc 5,432 90
Farmland Partners Inc 1,542 10
Franklin Street Properties Corp 6,175 26
Front Yard Residential Corp 2,973 40
GEO Group Inc/The 7,011 62
Getty Realty Corp 1,998 53
Gladstone Commercial Corp 1,560 25
Gladstone Land Corp 621 9
Global Medical REIT Inc 2,433 30
Global Net Lease Inc 5,361 76
Granite Point Mortgage Trust Inc 49,642 335
Great Ajax Corp 80,971 622
Healthcare Realty Trust Inc 47,835 1,330
Hersha Hospitality Trust 81,555 400
Independence Realty Trust Inc 5,637 68

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
491
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Industrial Logistics Properties Trust 3,857 $ 74
Innovative Industrial Properties Inc 725 85
Invesco Mortgage Capital Inc 150,797 407
Investors Real Estate Trust 747 50
iStar Inc 4,286 51
Kite Realty Group Trust 4,938 51
KKR Real Estate Finance Trust Inc 1,688 28
Ladder Capital Corp 6,288 47
Lexington Realty Trust 57,553 571
LTC Properties Inc 1,432 47
Macerich Co/The 8,822 61
Mack-Cali Realty Corp 5,106 56
MFA Financial Inc 305,849 862
Monmouth Real Estate Investment Corp 640 9
National Health Investors Inc 18,903 1,059
NETSTREIT Corp 619 11
New Senior Investment Group Inc 4,868 19
New York Mortgage Trust Inc 145,701 370
NexPoint Residential Trust Inc 1,083 48
Office Properties Income Trust 2,838 52
One Liberty Properties Inc 933 14
Orchid Island Capital Inc 3,950 21
Pebblebrook Hotel Trust 84,262 1,010
PennyMac Mortgage Investment Trust 5,832 87
Physicians Realty Trust 12,291 207
Piedmont Office Realty Trust Inc 92,191 1,053
PotlatchDeltic Corp 3,853 160
Preferred Apartment Communities Inc 2,821 15
QTS Realty Trust Inc 188 12
Ready Capital Corp 2,453 28
Redwood Trust Inc 6,840 58
Retail Opportunity Investments Corp 98,747 961
Retail Properties of America Inc 12,776 67
Retail Value Inc 963 12
RLJ Lodging Trust 9,666 79
RPT Realty 4,796 23
Ryman Hospitality Properties Inc 392 16
Sabra Health Care REIT Inc 12,100 159
Safehold Inc 456 31
Saul Centers Inc 135 3
Seritage Growth Properties
(e)
49,664 633
Service Properties Trust 9,764 70
SITE Centers Corp 9,119 62
STAG Industrial Inc 178,904 5,568
Summit Hotel Properties Inc 6,150 32
Sunstone Hotel Investors Inc 12,662 94
Tanger Factory Outlet Centers Inc 5,386 33
Terreno Realty Corp 2,249 127
TPG RE Finance Trust Inc 40,763 319
Two Harbors Investment Corp 16,321 83
UMH Properties Inc 569 8
Universal Health Realty Income Trust 126 7
Urban Edge Properties 6,907 65
Urstadt Biddle Properties Inc 1,758 17
Washington Real Estate Investment Trust 4,853 85
Western Asset Mortgage Capital Corp 3,650 7
Whitestone REIT 2,360 14
Xenia Hotels & Resorts Inc 6,743 56
$ 23,692
Retail - 6.83%
Abercrombie & Fitch Co 3,654 52
American Eagle Outfitters Inc 70,878 972
America's Car-Mart Inc/TX
(e)
101 9
Asbury Automotive Group Inc
(e)
9,961 1,026
Aspen Aerogels Inc
(e)
1,101 12
At Home Group Inc
(e)
3,150 51
AutoNation Inc
(e)
17,600 998
Beacon Roofing Supply Inc
(e)
3,243 100
Bed Bath & Beyond Inc
(a)
40,513 802
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Big Lots Inc 17,442 $ 830
Biglari Holdings Inc
(e)
70 6
BJ's Restaurants Inc 1,289 36
BJ's Wholesale Club Holdings Inc
(e)
15,460 592
BMC Stock Holdings Inc
(e)
25,653 1,016
Boot Barn Holdings Inc
(e)
182 6
Brinker International Inc 22,466 978
Buckle Inc/The 60,690 1,454
Caleres Inc 2,167 17
Cannae Holdings Inc
(e)
5,072 188
Carrols Restaurant Group Inc
(e)
2,089 12
Cato Corp/The 125,907 771
Cheesecake Factory Inc/The
(a)
2,514 75
Chico's FAS Inc 7,338 8
Children's Place Inc/The 318 8
Chuy's Holdings Inc
(e)
1,144 24
Citi Trends Inc 575 15
Conn's Inc
(e)
1,024 10
Container Store Group Inc/The
(e)
1,070 10
Cracker Barrel Old Country Store Inc 794 90
Dave & Buster's Entertainment Inc 1,647 28
Del Taco Restaurants Inc
(e)
1,763 13
Denny's Corp
(e)
1,260 11
Designer Brands Inc 171,362 742
Dillard's Inc
(a)
24,935 1,115
Dine Brands Global Inc 856 44
Duluth Holdings Inc
(a),(e)
49,444 759
El Pollo Loco Holdings Inc
(e)
39,745 561
Envela Corp
(e)
133 1
Express Inc
(e)
5,484 3
Fiesta Restaurant Group Inc
(e)
1,057 9
FirstCash Inc 110,426 5,747
Foot Locker Inc 17,800 656
Foundation Building Materials Inc
(e)
18,289 267
Gaia Inc
(e)
769 8
GameStop Corp
(a),(e)
3,396 36
Genesco Inc
(e)
67,389 1,195
GMS Inc
(e)
2,470 56
Group 1 Automotive Inc 54,234 5,753
Guess? Inc 2,478 29
Haverty Furniture Cos Inc 31,296 783
Hibbett Sports Inc
(e)
48,807 1,846
Hudson Ltd
(e)
2,347 18
Jack in the Box Inc 1,189 95
Kura Sushi USA Inc
(e)
255 3
La-Z-Boy Inc 31,443 1,077
Lithia Motors Inc 11,677 2,680
Lumber Liquidators Holdings Inc
(e)
1,456 32
Macy's Inc
(a)
18,398 114
MarineMax Inc
(e)
1,215 36
Michaels Cos Inc/The
(e)
4,428 36
Movado Group Inc 102,739 1,121
National Vision Holdings Inc
(e)
812 33
Noodles & Co
(e)
1,059 7
Nu Skin Enterprises Inc 27,200 1,342
ODP Corp/The
(e)
49,256 960
Papa John's International Inc 277 21
PC Connection Inc 31,766 1,447
Penske Automotive Group Inc 20,100 1,028
PriceSmart Inc 1,261 87
Red Robin Gourmet Burgers Inc
(a),(e)
899 11
Regis Corp
(e)
1,473 8
RH
(e)
2,199 737
Rite Aid Corp
(a),(e)
3,250 30
Rush Enterprises Inc - Class A 214,091 7,672
Rush Enterprises Inc - Class B 379 12
Sally Beauty Holdings Inc
(e)
59,159 495
Shoe Carnival Inc 540 17
Signet Jewelers Ltd 3,095 69

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
492
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sonic Automotive Inc 32,808 $ 1,183
Suburban Propane Partners LP 77,637 1,276
Tilly's Inc 105,987 651
Vera Bradley Inc
(e)
93,782 594
Wingstop Inc 4,463 519
Winmark Corp 116 20
World Fuel Services Corp 16,998 358
Zumiez Inc
(e)
54,016 1,513
$ 55,132
Savings & Loans - 2.04%
Axos Financial Inc
(e)
3,153 86
Banc of California Inc 2,647 32
BankFinancial Corp 1,017 7
Berkshire Hills Bancorp Inc 158,508 2,066
Brookline Bancorp Inc 113,023 1,082
Capitol Federal Financial Inc 7,898 91
Community Bankers Trust Corp 1,523 8
Dime Community Bancshares Inc 104,519 1,322
Eagle Bancorp Montana Inc 437 8
ESSA Bancorp Inc 652 8
First Capital Inc
(a)
182 11
First Savings Financial Group Inc 142 8
Flushing Financial Corp 111,797 1,430
FS Bancorp Inc 8,306 385
Greene County Bancorp Inc 205 5
Hingham Institution For Savings The 3,370 680
Home Bancorp Inc 448 11
HomeTrust Bancshares Inc 22,095 353
Investors Bancorp Inc 196,995 1,666
Meridian Bancorp Inc 29,275 365
Northfield Bancorp Inc 69,563 706
Northwest Bancshares Inc 6,976 74
OceanFirst Financial Corp 22,150 332
Oconee Federal Financial Corp 90 2
Pacific Premier Bancorp Inc 4,703 120
Provident Financial Holdings Inc 454 6
Provident Financial Services Inc 164,793 2,236
Prudential Bancorp Inc 651 8
Riverview Bancorp Inc 1,639 8
Southern Missouri Bancorp Inc 14,263 363
Sterling Bancorp/DE 27,200 364
Territorial Bancorp Inc 15,020 319
Timberland Bancorp Inc/WA 485 9
Washington Federal Inc 51,333 1,094
Waterstone Financial Inc 23,107 390
WSFS Financial Corp 25,379 804
$ 16,459
Semiconductors - 5.86%
Alpha & Omega Semiconductor Ltd
(e)
1,196 19
Ambarella Inc
(e)
1,366 75
Amkor Technology Inc 125,472 1,487
Axcelis Technologies Inc
(e)
199 4
AXT Inc
(e)
2,312 14
Cirrus Logic Inc
(e)
13,005 896
CMC Materials Inc 85,500 12,157
Cohu Inc 2,281 49
CTS Corp 1,884 52
Diodes Inc
(e)
31,576 1,827
DSP Group Inc
(e)
172 2
GSI Technology Inc
(e)
1,157 7
MaxLinear Inc
(e)
1,589 42
MKS Instruments Inc 75,675 8,202
Nova Measuring Instruments Ltd
(e)
95,300 5,301
Onto Innovation Inc
(e)
206,692 6,629
Photronics Inc
(e)
101,656 991
Pixelworks Inc
(e)
535 1
Rambus Inc
(e)
73,108 1,008
Synaptics Inc
(e)
22,871 1,753
Tower Semiconductor Ltd
(e)
318,700 6,725
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Veeco Instruments Inc
(e)
2,886 $ 37
$ 47,278
Software - 0.41%
Allscripts Healthcare Solutions Inc
(e)
9,120 92
Asure Software Inc
(e)
1,020 7
Cerence Inc
(e)
2,155 118
Cloudera Inc
(e)
6,252 61
Computer Programs and Systems Inc 752 21
Daily Journal Corp
(a),(e)
8 2
Digi International Inc
(e)
1,695 25
Donnelley Financial Solutions Inc
(e)
1,775 22
Ebix Inc 61,090 1,103
eGain Corp
(e)
774 12
Evolent Health Inc
(e)
3,761 37
GTY Technology Holdings Inc
(e)
2,916 9
IBEX Ltd
(e)
233 4
Immersion Corp
(e)
381 2
ManTech International Corp/VA 919 60
MicroStrategy Inc
(e)
162 27
NextGen Healthcare Inc
(e)
54,964 747
Park City Group Inc
(e)
741 3
PDF Solutions Inc
(e)
187 4
Progress Software Corp 11,693 425
SeaChange International Inc
(e)
2,600 2
Synchronoss Technologies Inc
(e)
2,658 7
Verint Systems Inc
(e)
2,095 102
Xperi Holding Corp 31,245 388
$ 3,280
Supranational Bank - 0.00%
Banco Latinoamericano de Comercio Exterior SA 1,830 23
Telecommunications - 0.73%
ADTRAN Inc 2,836 30
Alaska Communications Systems Group Inc 3,610 7
ATN International Inc 618 28
CalAmp Corp
(e)
870 6
Casa Systems Inc
(e)
72,900 304
Cincinnati Bell Inc
(e)
1,999 30
Consolidated Communications Holdings Inc
(e)
3,906 18
DZS Inc
(e)
840 10
Gogo Inc
(a),(e)
379 3
Harmonic Inc
(e)
5,645 34
IDT Corp - Class B
(e)
412 4
Infinera Corp
(e)
4,627 29
InterDigital Inc 1,246 70
Iridium Communications Inc
(e)
2,483 66
KVH Industries Inc
(e)
1,003 9
Loral Space & Communications Inc 586 10
Maxar Technologies Inc 3,587 92
NeoPhotonics Corp
(e)
68,464 467
NETGEAR Inc
(e)
1,723 53
ORBCOMM Inc
(e)
3,815 16
PCTEL Inc
(e)
1,230 6
Plantronics Inc 1,330 26
Powerfleet Inc
(e)
1,615 10
Preformed Line Products Co 13,202 726
Rackspace Technology Inc
(a),(e)
392 6
Ribbon Communications Inc
(e)
4,045 17
Spok Holdings Inc 1,039 9
Switch Inc 264,050 3,713
Vonage Holdings Corp
(e)
6,035 64
$ 5,863
Textiles - 0.69%
Culp Inc 27,700 344
UniFirst Corp/MA 31,941 5,232
$ 5,576
Toys, Games & Hobbies - 0.13%
Funko Inc
(a),(e)
164,317 1,042

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
493
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.44%
ArcBest Corp 1,489 $ 45
Ardmore Shipping Corp 2,024 6
Atlas Air Worldwide Holdings Inc
(e)
1,422 84
Bristow Group Inc
(e)
408 9
Costamare Inc 2,945 17
Covenant Logistics Group Inc
(e)
675 9
DHT Holdings Inc 6,633 32
Diamond S Shipping Inc
(e)
1,616 9
Dorian LPG Ltd
(e)
1,885 15
Eagle Bulk Shipping Inc
(a),(e)
440 6
Echo Global Logistics Inc
(e)
1,547 42
Forward Air Corp 624 39
Frontline Ltd/Bermuda
(a)
7,019 38
Genco Shipping & Trading Ltd 1,196 8
Golar LNG Ltd
(a),(e)
5,413 41
Heartland Express Inc 2,858 52
Hoegh LNG Partners LP
(a)
30,900 359
Hub Group Inc
(e)
1,940 97
International Seaways Inc 1,461 20
Marten Transport Ltd 1,795 28
Matson Inc 33,536 1,742
Nordic American Tankers Ltd
(a)
8,574 25
Overseas Shipholding Group Inc
(e)
4,024 8
PAM Transportation Services Inc
(e)
118 5
Pangaea Logistics Solutions Ltd
(e)
912 2
Radiant Logistics Inc
(e)
2,317 12
Safe Bulkers Inc
(e)
3,885 3
Saia Inc
(e)
53,300 7,870
Scorpio Bulkers Inc 620 7
Scorpio Tankers Inc 3,036 27
SEACOR Holdings Inc
(e)
1,130 35
SFL Corp Ltd 5,678 37
Tidewater Inc
(e)
2,394 14
Universal Logistics Holdings Inc 44,777 884
US Xpress Enterprises Inc
(e)
1,305 9
Werner Enterprises Inc 401 15
$ 11,651
Trucking & Leasing - 1.20%
GATX Corp 124,793 8,521
General Finance Corp
(e)
796 5
Greenbrier Cos Inc/The 42,138 1,137
Willis Lease Finance Corp
(e)
221 5
$ 9,668
Water - 0.01%
Artesian Resources Corp 438 16
California Water Service Group 211 9
Consolidated Water Co Ltd 849 9
Global Water Resources Inc 76 1
PICO Holdings Inc
(e)
1,010 8
SJW Group 728 44
$ 87
TOTAL COMMON STOCKS $ 795,348
Total Investments $ 813,684
Other Assets and Liabilities -  (0.79)% (6,362)
TOTAL NET ASSETS - 100.00% $ 807,322
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,010 or
0.87% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $119 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 29 .28%
Industrial 18.46%
Consumer, Cyclical 15.79%
Consumer, Non-cyclical 12.05%
Technology 10.10%
Basic Materials 4.33%
Energy 3.58%
Communications 2.79%
Utilities 2.14%
Money Market Funds 2.09%
Investment Companies 0.18%
Diversified 0.00%
Government 0.00%
Other Assets and Liabilities
(0.79)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
494
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,976 $ 545,431 $ 563,528 $ 16,879
Principal U.S. Small-Cap Multi-Factor ETF 625 — 508 —
$ 35,601 $ 545,431 $ 564,036 $ 16,879
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 145 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor ETF 4 (94) — (23)
$ 149 $ (94) $ — $ (23)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2020 Long 23 $ 1,767 $ (60)
Total $ (60)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
495
INVESTMENT COMPANIES - 1.45% Shares Held Value (000's)
Exchange-Traded Funds - 1.45%
iShares National Muni Bond ETF 19,600 $ 2,256
iShares Short-Term National Muni Bond ETF 58,374 6,283
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,126 347
VanEck Vectors High Yield Muni ETF 7,638 454
$ 9,340
TOTAL INVESTMENT COMPANIES $ 9,340
MUNICIPAL BONDS - 99.68%
Principal
Amount (000's) Value (000's)
Alabama - 3.27%
County of Mobile AL
4.00%, 11/01/2045
(a)
$ 1,200 $ 1,193
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,621
5.00%, 09/01/2046 4,500 6,161
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,072
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,066
5.25%, 05/01/2044
(a)
4,500 4,932
$ 21,045
Arizona - 1.69%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 509
5.50%, 01/01/2054
(a)
1,500 1,189
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,365
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,366
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,421
$ 10,850
California - 9.98%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,110
Antelope Valley Healthcare District
5.00%, 03/01/2021 1,000 1,012
Bay Area Toll Authority
0.07%, 04/01/2047
(b)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 2,074
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,190
5.00%, 05/15/2034 600 710
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,739
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,263
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(d)
500 506
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 5,897
4.00%, 05/15/2037 1,000 1,169
5.00%, 05/15/2028 2,000 2,512
5.00%, 05/15/2037
(c)
837 1,018
5.00%, 05/15/2039
(c)
584 706
5.00%, 05/15/2042
(c)
234 267
5.00%, 05/15/2044
(c)
1,606 1,869
5.00%, 05/15/2044
(c)
720 859
5.00%, 05/15/2044
(c)
107 126
5.00%, 05/15/2047
(c)
681 784
5.25%, 05/15/2048
(c)
389 461
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 $ 2,840 $ 2,921
5.30%, 06/01/2037 1,000 1,031
Irvine Ranch Water District
0.07%, 10/01/2041
(b)
2,000 2,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,568
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,343
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,549
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 645
San Diego County Regional Airport Authority
5.00%, 07/01/2028 340 425
5.00%, 07/01/2029 410 519
5.00%, 07/01/2030 480 616
5.00%, 07/01/2031 500 637
5.00%, 07/01/2032 455 576
5.00%, 07/01/2033 500 629
5.00%, 07/01/2034 415 520
5.00%, 07/01/2035 300 375
5.00%, 07/01/2037 450 557
5.00%, 07/01/2038 500 617
5.00%, 07/01/2040 265 325
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,046
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 3,005
5.25%, 07/01/2028 1,000 1,032
State of California
0.07%, 05/01/2034
(b)
1,200 1,200
0.09%, 05/01/2033
(b)
2,000 2,000
5.00%, 08/01/2028 2,000 2,622
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,118
$ 64,148
Colorado - 3.46%
Colorado Health Facilities Authority
4.00%, 11/01/2039 8,275 9,369
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,268
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,063
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,500 1,567
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,086
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,039
Regional Transportation District
6.00%, 01/15/2041 450 451
6.50%, 01/15/2030 500 501
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 1,004
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,318
5.50%, 12/01/2048 2,500 2,594
$ 22,260
Connecticut - 1.28%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
5,500 5,313

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
496
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut (continued)
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 $ 1,755 $ 2,316
5.00%, 05/01/2038 500 627
$ 8,256
District of Columbia - 0.60%
District of Columbia
5.00%, 03/01/2029 2,000 2,658
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,185
$ 3,843
Florida - 2.34%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,432
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,066
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,004
Village Community Development District No 13
2.63%, 05/01/2024 500 506
3.00%, 05/01/2029 1,000 1,032
$ 15,040
Georgia - 0.83%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 1,298
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,529
Development Authority of Burke County/The
0.15%, 07/01/2049
(b)
1,500 1,500
$ 5,327
Idaho - 0.32%
Idaho Health Facilities Authority
6.65%, 02/15/2021
(b)
2,000 2,037
Illinois - 11.24%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,353
5.25%, 01/01/2037 4,000 4,692
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 6,480 7,474
City of Chicago IL
5.25%, 01/01/2029 2,000 2,087
5.50%, 01/01/2049 1,000 1,057
6.00%, 01/01/2038 2,965 3,240
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 597 429
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,144
5.00%, 01/01/2032 1,000 1,143
5.00%, 01/01/2033 2,625 3,005
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,145
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,815
Illinois Finance Authority
0.00%, 12/01/2042
(e)
1,400 931
0.11%, 08/15/2042
(b)
900 900
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,020
5.00%, 06/15/2029 1,000 1,139
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,050 2,519
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois State Toll Highway Authority
5.00%, 12/01/2032 $ 5,200 $ 6,196
5.00%, 01/01/2040
(c)
2,009 2,343
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 754
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,766
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,201
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,196
5.00%, 01/01/2048 3,000 3,380
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 1,904
5.00%, 01/01/2037
(d)
2,000 2,394
State of Illinois
5.00%, 11/01/2028 3,500 3,769
5.00%, 12/01/2032 1,000 1,058
5.50%, 07/01/2027 3,410 3,601
United City of Yorkville IL
5.75%, 03/01/2028 400 400
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 142
$ 72,297
Indiana - 0.70%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
4,000 3,753
Town of Shoals IN
7.25%, 11/01/2043 700 737
$ 4,490
Kentucky - 1.07%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 992
Kentucky Economic Development Finance
Authority
0.28%, 04/01/2031
(b)
1,215 1,215
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,312
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,344
$ 6,863
Louisiana - 3.23%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,209
4.40%, 11/01/2044
(a)
2,000 2,049
5.50%, 11/01/2039
(a)
2,785 2,980
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,327
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,091
6.10%, 12/01/2040
(a),(b)
1,000 1,176
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
5,750 5,761
Port New Orleans Board of Commissioners
5.00%, 04/01/2044 1,000 1,184
$ 20,777
Maine - 0.30%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,940

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
497
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0.08%
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07/01/2041 $ 500 $ 519
Massachusetts - 0.99%
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,662
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,245 1,271
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,241
5.00%, 07/01/2035 1,000 1,200
$ 6,374
Michigan - 2.38%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,113
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,269
5.00%, 05/01/2037
(d)
1,000 1,265
5.00%, 05/01/2038
(d)
2,000 2,521
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,835 3,078
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,081
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,811
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,151
$ 15,289
Mississippi - 0.16%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 1,043
Missouri - 0.96%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,566
5.00%, 07/01/2044 1,100 1,299
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,921
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,386
$ 6,172
Montana - 0.64%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,775 1,952
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,144
$ 4,096
Nebraska - 0.08%
Hospital Authority No 1 of Lancaster County
0.11%, 06/01/2031
(b)
545 545
Nevada - 2.21%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 9,889
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,292
$ 14,181
New Hampshire - 3.23%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,989
3.75%, 07/01/2045
(a),(b)
1,000 984
4.00%, 11/01/2027
(a)
1,000 1,022
4.13%, 01/20/2034 9,901 10,780
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire (continued)
New Hampshire Business Finance Authority
(continued)
4.88%, 11/01/2042
(a)
$ 1,000 $ 1,016
$ 20,791
New Jersey - 5.12%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 762
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 848
5.75%, 04/01/2031 1,005 1,046
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,205
5.25%, 06/15/2034 2,250 2,487
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,424
5.00%, 01/01/2048 3,000 3,223
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(d)
1,000 1,292
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,269
5.00%, 06/01/2046 7,000 8,071
5.00%, 06/01/2046 2,000 2,262
$ 32,889
New York - 10.59%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 1,585 1,610
5.75%, 02/15/2047 915 928
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 599
4.00%, 11/15/2045
(f)
2,000 2,007
5.00%, 11/15/2021 850 883
5.00%, 11/15/2025 400 428
5.00%, 11/15/2032
(f)
1,000 1,103
Monroe County Industrial Development Corp/NY
3.00%, 12/01/2040
(f)
1,000 989
New York City Industrial Development Agency
3.00%, 03/01/2049 1,000 975
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
3.00%, 03/01/2049
(d)
2,200 2,213
4.00%, 03/01/2032
(d)
1,500 1,770
6.13%, 01/01/2029
(d)
925 929
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.11%, 11/01/2044
(b)
10,000 10,000
5.25%, 08/01/2037 3,000 3,722
New York City Water & Sewer System
0.11%, 06/15/2050
(b)
900 900
0.12%, 06/15/2045
(b)
1,100 1,100
4.00%, 06/15/2037 2,800 3,280
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 247
5.00%, 06/01/2036 740 824
5.00%, 06/01/2041 400 441
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,041
5.00%, 09/15/2040 1,000 1,048
5.00%, 12/15/2041 1,000 1,043
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,158
5.00%, 07/01/2033 1,200 1,374
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
498
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
4.00%, 10/01/2030 $ 1,000 $ 1,025
5.00%, 01/01/2032 7,200 7,779
5.00%, 10/01/2035 2,000 2,179
5.00%, 01/01/2036 3,200 3,416
5.00%, 10/01/2040 2,000 2,141
5.25%, 01/01/2050 3,125 3,365
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,757
Tompkins County Development Corp
5.00%, 07/01/2027 115 63
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,606
$ 68,083
North Carolina - 3.37%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,767
City of Charlotte NC Storm Water Revenue
2.13%, 12/01/2045 650 633
2.25%, 12/01/2050 1,000 985
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03/01/2031 1,000 1,016
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,054
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,863
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,238
5.00%, 05/01/2034 1,150 1,447
University of North Carolina at Chapel Hill
5.00%, 02/01/2032 1,310 1,651
$ 21,654
Ohio - 4.03%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,740
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048 3,000 2,870
4.00%, 06/01/2037 3,000 3,502
5.00%, 06/01/2055 7,200 7,703
City of Cincinnati OH
5.00%, 12/01/2032 815 876
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,545
5.00%, 01/01/2046 2,500 2,651
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 1,065
4.50%, 01/15/2048
(a)
850 909
5.00%, 07/01/2049
(a)
2,000 2,035
$ 25,896
Oklahoma - 0.20%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,262
Oregon - 0.83%
Medford Hospital Facilities Authority
4.00%, 08/15/2050 1,000 1,108
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 647
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 3,300 3,597
$ 5,352
Pennsylvania - 4.70%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 951
5.13%, 05/01/2030 1,030 930
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
City of Philadelphia PA
5.00%, 02/01/2038 $ 1,000 $ 1,238
5.00%, 02/01/2039 1,000 1,235
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,746
5.00%, 06/01/2033 2,000 2,483
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(b)
2,000 2,155
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(b)
2,250 2,277
3.25%, 08/01/2039
(a)
1,200 1,109
5.75%, 06/01/2036
(a)
1,750 1,704
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,579
5.00%, 12/01/2036 1,725 2,062
5.25%, 12/01/2044 5,000 6,261
5.75%, 12/01/2028 175 176
5.75%, 12/01/2028 245 246
6.00%, 12/01/2034 65 65
6.00%, 12/01/2034 80 80
6.00%, 12/01/2034 355 357
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(d)
400 554
$ 30,208
South Carolina - 0.24%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,547
South Dakota - 0.23%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,500
Tennessee - 2.63%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 5,010 5,783
Metropolitan Nashville Airport Authority/The
4.00%, 07/01/2049 1,000 1,078
5.00%, 07/01/2044 5,500 6,531
5.00%, 07/01/2049 2,000 2,357
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,161
$ 16,910
Texas - 8.82%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,203
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,463
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,104
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,045
6.63%, 07/15/2038 2,000 2,029
Grand Parkway Transportation Corp
3.00%, 10/01/2050 1,810 1,845
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,204
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,078
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 3,043
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,138

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
499
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
$ 2,650 $ 2,611
4.00%, 01/01/2050
(a)
500 499
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,320
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,395 13,341
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,476
4.00%, 06/30/2035 1,000 1,134
5.00%, 12/31/2032 4,000 4,960
7.00%, 12/31/2038 1,000 1,138
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,266
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,500 1,741
$ 56,738
Utah - 1.41%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,146
5.00%, 10/15/2032 4,385 4,902
5.00%, 10/15/2037 1,500 1,651
5.38%, 10/15/2040 1,200 1,343
$ 9,042
Virginia - 4.13%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(b)
6,500 6,560
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,084
6.00%, 07/01/2044 1,000 1,070
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,859
5.00%, 10/01/2039 1,500 1,854
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,307
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,652
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,538
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,625
$ 26,549
Washington - 1.02%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,587
Wisconsin - 1.32%
City of Superior WI
5.38%, 11/01/2021 750 753
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Public Finance Authority
5.00%, 01/01/2024 $ 2,500 $ 2,748
5.00%, 12/01/2025 3,000 3,451
5.00%, 10/01/2043
(a)
1,500 1,527
$ 8,479
TOTAL MUNICIPAL BONDS $ 640,879
Total Investments $ 650,219
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.27)%
Notes with interest rates of 0.15% - 0.42% at
October 31, 2020 and contractual maturities of
collateral from 2023-2027.
(g)
$ (14,591) (14,591)
Total Net Investments $ 635,628
Other Assets and Liabilities -  1.14% 7,330
TOTAL NET ASSETS - 100.00% $ 642,958
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,676 or 6.95% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See notes for additional information.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 82.79%
General Obligation Unlimited 7.29%
Insured 4.72%
Prerefunded 1.98%
Investment Companies 1.45%
General Obligation Limited 1.12%
Special Assessment 0.71%
Tax Allocation 0.67%
Special Tax 0.31%
Certificate Participation 0.09%
Liability For Floating Rate Notes Issued (2.27)%
Other Assets and Liabilities
1.14%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31, 2020
See accompanying notes.
500
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2020 $ 10 .81 $ 0 .28 $ 0 .01 $ 0 .29 ( $ 0 .24 ) ( $ 0 .24 ) $ 10 .86
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10
2017 10 .68 0 .39 ( 0 .17 ) 0 .22 ( 0 .36 ) ( 0 .36 ) 10 .54
2016 10 .46 0 .36 0 .23 0 .59 ( 0 .37 ) ( 0 .37 ) 10 .68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .70% $ 166,577 0 .54% (b) 0 .51% (b) ,(c) 2 .60% 40 .1%
10 .34 132,152 0 .54 (b) 0 .51 (b) ,(c) 3 .35 42 .3
( 0 .84 ) 96,073 0 .57 (b) 0 .51 (b) ,(c) 3 .71 49 .0
2 .15 90,691 0 .57 (b) 0 .52 (b) ,(c) 3 .68 39 .8
5 .68 5,771 0 .65 (b) 0 .60 (b) ,(c) 3 .32 27 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND(b)
Class J shares
2020 $ 9 .81 $ 0 .19 $ 0 .43 $ 0 .62 ( $ 0 .24 ) ( $ 0 .24 ) $ 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .30 ( 0 .39 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
2017 9 .66 0 .27 ( 0 .05 ) 0 .22 ( 0 .29 ) ( 0 .29 ) 9 .59
2016 9 .50 0 .28 0 .21 0 .49 ( 0 .33 ) ( 0 .33 ) 9 .66
Institutional shares
2020 9 .81 0 .20 0 .44 0 .64 ( 0 .25 ) ( 0 .25 ) 10 .20
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .31 ) ( 0 .31 ) 9 .81
2018 9 .59 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .32 ) ( 0 .32 ) 9 .20
2017 9 .66 0 .29 ( 0 .05 ) 0 .24 ( 0 .31 ) ( 0 .31 ) 9 .59
2016 9 .51 0 .30 0 .20 0 .50 ( 0 .35 ) ( 0 .35 ) 9 .66
R-1 shares
2020 9 .82 0 .13 0 .42 0 .55 ( 0 .17 ) ( 0 .17 ) 10 .20
2019 9 .21 0 .20 0 .65 0 .85 ( 0 .24 ) ( 0 .24 ) 9 .82
2018 9 .59 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .25 ) ( 0 .25 ) 9 .21
2017 9 .67 0 .21 ( 0 .06 ) 0 .15 ( 0 .23 ) ( 0 .23 ) 9 .59
2016 9 .51 0 .22 0 .21 0 .43 ( 0 .27 ) ( 0 .27 ) 9 .67
R-2 shares
2020 9 .83 0 .14 0 .43 0 .57 ( 0 .18 ) ( 0 .18 ) 10 .22
2019 9 .22 0 .21 0 .65 0 .86 ( 0 .25 ) ( 0 .25 ) 9 .83
2018 9 .61 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .26 ) ( 0 .26 ) 9 .22
2017 9 .68 0 .22 ( 0 .04 ) 0 .18 ( 0 .25 ) ( 0 .25 ) 9 .61
2016 9 .52 0 .23 0 .21 0 .44 ( 0 .28 ) ( 0 .28 ) 9 .68
R-3 shares
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
2019 9 .22 0 .23 0 .64 0 .87 ( 0 .26 ) ( 0 .26 ) 9 .83
2018 9 .61 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .28 ) 9 .22
2017 9 .68 0 .24 ( 0 .05 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 9 .61
2016 9 .52 0 .25 0 .21 0 .46 ( 0 .30 ) ( 0 .30 ) 9 .68
R-4 shares
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
2019 9 .22 0 .24 0 .65 0 .89 ( 0 .28 ) ( 0 .28 ) 9 .83
2018 9 .60 0 .28 ( 0 .37 ) ( 0 .09 ) ( 0 .29 ) ( 0 .29 ) 9 .22
2017 9 .67 0 .26 ( 0 .05 ) 0 .21 ( 0 .28 ) ( 0 .28 ) 9 .60
2016 9 .52 0 .27 0 .20 0 .47 ( 0 .32 ) ( 0 .32 ) 9 .67
R-5 shares
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
2017 9 .66 0 .27 ( 0 .05 ) 0 .22 ( 0 .29 ) ( 0 .29 ) 9 .59
2016 9 .50 0 .28 0 .21 0 .49 ( 0 .33 ) ( 0 .33 ) 9 .66
R-6 shares
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .32 ) ( 0 .32 ) 9 .80
2018 9 .58 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .33 ) ( 0 .33 ) 9 .20
2017 9 .66 0 .29 ( 0 .05 ) 0 .24 ( 0 .32 ) ( 0 .32 ) 9 .58
2016 9 .50 0 .30 0 .21 0 .51 ( 0 .35 ) ( 0 .35 ) 9 .66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .34% (c) $ 132,319 0 .68% (d) 0 .71% (e) 1 .91% 21 .0%
9 .94 (c) 97,925 0 .77 (d) 0 .80 (e) 2 .64 19 .8
( 0 .91 ) (c) 85,102 0 .74 (d) 0 .77 (e) 3 .15 9 .2
2 .38 (c) 95,945 0 .73 (d) 0 .76 (e) 2 .81 12 .5
5 .22 (c) 100,416 0 .78 (d) 0 .81 (e) 2 .91 12 .9
6 .56 674,265 0 .58 (f) – 2 .02 21 .0
10 .14 519,888 0 .58 (f) – 2 .82 19 .8
( 0 .75 ) 413,469 0 .58 (f) – 3 .30 9 .2
2 .59 415,952 0 .50 (f) – 3 .06 12 .5
5 .40 2,692,447 0 .49 – 3 .19 12 .9
5 .65 12,967 1 .33 – 1 .28 21 .0
9 .28 15,209 1 .36 – 2 .07 19 .8
( 1 .41 ) 16,422 1 .36 – 2 .53 9 .2
1 .63 19,397 1 .36 – 2 .19 12 .5
4 .60 19,256 1 .36 – 2 .32 12 .9
5 .88 1,723 1 .20 – 1 .41 21 .0
9 .41 2,158 1 .23 – 2 .19 19 .8
( 1 .39 ) 2,097 1 .23 – 2 .64 9 .2
1 .86 2,732 1 .23 – 2 .32 12 .5
4 .73 3,155 1 .23 – 2 .45 12 .9
6 .07 19,911 1 .02 – 1 .59 21 .0
9 .61 24,860 1 .05 – 2 .38 19 .8
( 1 .21 ) 27,890 1 .05 – 2 .83 9 .2
2 .05 29,838 1 .05 – 2 .50 12 .5
4 .92 32,657 1 .05 – 2 .63 12 .9
6 .17 13,116 0 .83 – 1 .77 21 .0
9 .82 17,519 0 .86 – 2 .57 19 .8
( 0 .92 ) 19,693 0 .86 – 3 .02 9 .2
2 .24 29,803 0 .86 – 2 .68 12 .5
5 .01 27,577 0 .86 – 2 .82 12 .9
6 .31 38,478 0 .71 – 1 .89 21 .0
9 .97 35,845 0 .74 – 2 .68 19 .8
( 0 .91 ) 33,909 0 .74 – 3 .11 9 .2
2 .37 49,040 0 .74 – 2 .81 12 .5
5 .25 50,807 0 .74 – 2 .94 12 .9
6 .69 8,278,200 0 .45 (f) – 2 .15 21 .0
10 .14 5,666,716 0 .48 (f) – 2 .86 19 .8
( 0 .55 ) 2,034,970 0 .48 (f) – 3 .40 9 .2
2 .53 2,290,265 0 .48 (f) – 3 .04 12 .5
5 .37 (g) 6,656 0 .55 (f) – 3 .13 12 .9
(a) Calculated based on average shares outstanding during the period.
(b) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class J shares
2020 $ 11 .21 $ 0 .25 $ 0 .54 $ 0 .79 ( $ 0 .34 ) ( $ 0 .34 ) $ 11 .66
2019 10 .43 0 .30 0 .79 1 .09 ( 0 .31 ) ( 0 .31 ) 11 .21
2018 11 .06 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) ( 0 .33 ) 10 .43
2017 11 .12 0 .28 ( 0 .05 ) 0 .23 ( 0 .29 ) ( 0 .29 ) 11 .06
2016 10 .87 0 .25 0 .23 0 .48 ( 0 .23 ) ( 0 .23 ) 11 .12
Institutional shares
2020 11 .13 0 .28 0 .53 0 .81 ( 0 .37 ) ( 0 .37 ) 11 .57
2019 10 .35 0 .34 0 .79 1 .13 ( 0 .35 ) ( 0 .35 ) 11 .13
2018 10 .98 0 .34 ( 0 .60 ) ( 0 .26 ) ( 0 .37 ) ( 0 .37 ) 10 .35
2017 11 .04 0 .32 ( 0 .06 ) 0 .26 ( 0 .32 ) ( 0 .32 ) 10 .98
2016 10 .79 0 .28 0 .23 0 .51 ( 0 .26 ) ( 0 .26 ) 11 .04
R-1 shares
2020 11 .13 0 .19 0 .52 0 .71 ( 0 .28 ) ( 0 .28 ) 11 .56
2019 10 .35 0 .25 0 .79 1 .04 ( 0 .26 ) ( 0 .26 ) 11 .13
2018 10 .98 0 .25 ( 0 .60 ) ( 0 .35 ) ( 0 .28 ) ( 0 .28 ) 10 .35
2017 11 .04 0 .22 ( 0 .05 ) 0 .17 ( 0 .23 ) ( 0 .23 ) 10 .98
2016 10 .79 0 .19 0 .23 0 .42 ( 0 .17 ) ( 0 .17 ) 11 .04
R-2 shares
2020 11 .01 0 .20 0 .51 0 .71 ( 0 .29 ) ( 0 .29 ) 11 .43
2019 10 .25 0 .26 0 .77 1 .03 ( 0 .27 ) ( 0 .27 ) 11 .01
2018 10 .87 0 .26 ( 0 .59 ) ( 0 .33 ) ( 0 .29 ) ( 0 .29 ) 10 .25
2017 10 .93 0 .24 ( 0 .06 ) 0 .18 ( 0 .24 ) ( 0 .24 ) 10 .87
2016 10 .69 0 .20 0 .22 0 .42 ( 0 .18 ) ( 0 .18 ) 10 .93
R-3 shares
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) ( 0 .31 ) 11 .49
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) ( 0 .31 ) 10 .29
2017 10 .98 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 10 .91
2016 10 .73 0 .22 0 .23 0 .45 ( 0 .20 ) ( 0 .20 ) 10 .98
R-4 shares
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) ( 0 .33 ) 11 .74
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) ( 0 .33 ) 10 .50
2017 11 .19 0 .28 ( 0 .06 ) 0 .22 ( 0 .28 ) ( 0 .28 ) 11 .13
2016 10 .93 0 .24 0 .24 0 .48 ( 0 .22 ) ( 0 .22 ) 11 .19
R-5 shares
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) ( 0 .35 ) 11 .50
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) ( 0 .34 ) 10 .30
2017 10 .99 0 .29 ( 0 .05 ) 0 .24 ( 0 .30 ) ( 0 .30 ) 10 .93
2016 10 .74 0 .25 0 .23 0 .48 ( 0 .23 ) ( 0 .23 ) 10 .99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .07% (b) ,(c) $ 155,238 0 .83% (d) 0 .92% (e) 2 .17% 167 .0%
10 .66 (b) ,(c) 137,858 0 .88 (d) 0 .97 (e) 2 .76 138 .6
( 2 .76 ) (b) 131,877 0 .82 (d) 0 .91 (e) 2 .86 134 .0
2 .07 (b) 148,389 0 .85 (d) 0 .89 (e) 2 .59 128 .3
4 .46 (b) 157,791 0 .79 (d) 0 .82 (e) 2 .29 168 .4
7 .41 318,810 0 .57 (f) – 2 .44 167 .0
11 .10 1,156,182 0 .46 (f) – 3 .18 138 .6
( 2 .42 ) 2,925,885 0 .46 (f) – 3 .22 134 .0
2 .45 3,219,716 0 .49 (f) – 2 .94 128 .3
4 .80 3,630,319 0 .50 – 2 .58 168 .4
6 .45 4,234 1 .38 (f) – 1 .65 167 .0
10 .15 4,758 1 .33 (f) – 2 .30 138 .6
( 3 .27 ) 4,308 1 .33 (f) – 2 .35 134 .0
1 .56 4,961 1 .37 (f) – 2 .06 128 .3
3 .89 5,354 1 .38 – 1 .70 168 .4
6 .58 4,836 1 .25 (f) – 1 .75 167 .0
10 .20 4,047 1 .20 (f) – 2 .43 138 .6
( 3 .07 ) 3,968 1 .20 (f) – 2 .46 134 .0
1 .72 6,446 1 .24 (f) – 2 .19 128 .3
3 .98 10,445 1 .25 – 1 .83 168 .4
6 .83 20,466 1 .07 (f) – 1 .93 167 .0
10 .45 17,923 1 .02 (f) – 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (f) – 2 .65 134 .0
1 .80 20,919 1 .06 (f) – 2 .37 128 .3
4 .24 26,396 1 .07 – 2 .01 168 .4
7 .06 8,449 0 .88 (f) – 2 .16 167 .0
10 .63 11,540 0 .83 (f) – 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (f) – 2 .84 134 .0
2 .04 15,827 0 .87 (f) – 2 .56 128 .3
4 .44 21,651 0 .88 – 2 .20 168 .4
7 .15 49,176 0 .76 (f) – 2 .23 167 .0
10 .78 38,543 0 .71 (f) – 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (f) – 2 .97 134 .0
2 .20 54,833 0 .75 (f) – 2 .68 128 .3
4 .56 58,656 0 .76 – 2 .32 168 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2020 $ 12.37 $ 0.12 $ 0.34 $ 0.46 ( $ 0.25) $ – ( $ 0.25) $ 12.58
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
2016 11.43 0.15 (0.23) (0.08) (0.12) – (0.12) 11.23
Institutional shares
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
2016 11.53 0.19 (0.23) (0.04) (0.17) – (0.17) 11.32
R-1 shares
2020 12.46 0.06 0.33 0.39 (0.17) – (0.17) 12.68
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89
2016 11.48 0.09 (0.23) ( 0 .14) (0.06) – (0.06) 11.28
R-2 shares
2020 12.43 0.07 0.34 0.41 (0.19) – (0.19) 12.65
2019 12.16 0 .15 0.79 0.94 (0.11) (0.56) (0.67) 12.43
2018 13.85 0.15 (1.69) (1.54) (0.15) – (0.15) 12.16
2017 11.25 0.08 2.61 2.69 (0.09) – (0.09) 13.85
2016 11.43 0.11 (0.22) (0.11) (0.07) – (0.07) 11.25
R-3 shares
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
2016 11.48 0.13 (0.22) (0.09) (0.10) – (0.10) 11.29
R-4 shares
2020 12.66 0.12 0.34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
2016 11.66 0.15 (0.23) (0.08) (0.12) – (0.12) 11.46
R-5 shares
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11.44 0.15 2.64 2.79 (0.16) – (0.16) 14.07
2016 11.64 0.16 (0.22) (0.06) (0.14) – (0.14) 11.44
R-6 shares
2020 12.48 0.17 0.34 0.51 (0.30) – (0.30) 12.69
2019 (g) 11.76 0.21 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.67% (b) $ 143,722 1.09% (c) 1.15% (d) 1.01% 45.1%
9.03 (b) 153,026 1.16 (c) 1.27 (d) 1.63 51.0
(10.89) (b) 155,540 1.17 (c) 1.20 (d) 1.56 51.1
24.76 (b) 192,872 1.17 (c) 1.20 (d) 1.09 46.7
(0.66) (b) 164,531 1.17 (c) 1.20 (d) 1.40 48.2
3.86 (e) 400,116 0.85 (f) – 1.26 45.1
9.43 357,306 0.79 (f) – 0.81 51.0
(10.60) 10,407,141 0.83 (f) – 1.91 51.1
25.17 11,494,748 0.84 (f) – 1.41 46.7
(0.34) 7,449,362 0.85 – 1.73 48.2
3.12 2,905 1.61 (f) – 0.47 45.1
8.50 3,655 1.63 (f) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(1.20) 4,570 1.72 – 0.83 48.2
3.28 2,021 1.48 (f) – 0.58 45.1
8.63 3,559 1.50 (f) – 1.28 51.0
(11.23) 4,064 1.58 – 1.06 51.1
24.18 7,015 1.58 – 0.69 46.7
(0.99) 5,778 1.59 – 1.04 48.2
3.38 10,932 1.30 (f) – 0.78 45.1
8.88 12,322 1.32 (f) – 1.48 51.0
(11.07) 15,377 1.40 – 1.30 51.1
24.41 26,409 1.40 – 0.83 46.7
(0.79) 27,288 1.41 – 1.16 48.2
3.65 10,680 1.11 (f) – 0.98 45.1
9.09 17,271 1.13 (f) – 1.54 51.0
(10.94) 27,665 1.21 – 1.50 51.1
24.64 41,921 1.21 – 1.06 46.7
(0.65) 36,763 1.22 – 1.32 48.2
3.72 32,242 0.99 (f) – 1.11 45.1
9.21 41,586 1.01 (f) – 1.78 51.0
(10.74) 47,424 1.09 – 1.63 51.1
24.75 60,543 1.09 – 1.19 46.7
(0.52) 61,816 1.10 – 1.45 48.2
4.03 10,370,769 0.73 (f) – 1.38 45.1
6.12 (h) 11,175,055 0.73 (f),(i) – 2.68 (i) 51.0 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class J shares
2020 $ 33 .29 $ 0 .57 ( $ 1 .69 ) ( $ 1 .12 ) ( $ 0 .52 ) ( $ 0 .95 ) ( $ 1 .47 ) $ 30 .70
2019 31 .01 0 .56 3 .76 4 .32 ( 0 .61 ) ( 1 .43 ) ( 2 .04 ) 33 .29
2018 (e) 32 .68 0 .01 ( 1 .68 ) ( 1 .67 ) – – – 31 .01
Institutional shares
2020 33 .31 0 .66 ( 1 .68 ) ( 1 .02 ) ( 0 .63 ) ( 0 .95 ) ( 1 .58 ) 30 .71
2019 31 .02 0 .68 3 .76 4 .44 ( 0 .72 ) ( 1 .43 ) ( 2 .15 ) 33 .31
2018 31 .59 0 .76 0 .87 1 .63 ( 0 .68 ) ( 1 .52 ) ( 2 .20 ) 31 .02
2017 26 .72 0 .66 5 .29 5 .95 ( 0 .56 ) ( 0 .52 ) ( 1 .08 ) 31 .59
2016 25 .83 0 .66 0 .86 1 .52 ( 0 .63 ) – ( 0 .63 ) 26 .72
R-1 shares
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
2017 26 .60 0 .40 5 .27 5 .67 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 31 .42
2016 25 .71 0 .44 0 .84 1 .28 ( 0 .39 ) – ( 0 .39 ) 26 .60
R-2 shares
2020 33 .26 0 .44 ( 1 .69 ) ( 1 .25 ) ( 0 .39 ) ( 0 .95 ) ( 1 .34 ) 30 .67
2019 30 .97 0 .46 3 .74 4 .20 ( 0 .48 ) ( 1 .43 ) ( 1 .91 ) 33 .26
2018 31 .54 0 .52 0 .87 1 .39 ( 0 .44 ) ( 1 .52 ) ( 1 .96 ) 30 .97
2017 26 .68 0 .45 5 .28 5 .73 ( 0 .35 ) ( 0 .52 ) ( 0 .87 ) 31 .54
2016 25 .79 0 .47 0 .85 1 .32 ( 0 .43 ) – ( 0 .43 ) 26 .68
R-3 shares
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
2017 26 .61 0 .50 5 .26 5 .76 ( 0 .40 ) ( 0 .52 ) ( 0 .92 ) 31 .45
2016 25 .73 0 .51 0 .85 1 .36 ( 0 .48 ) – ( 0 .48 ) 26 .61
R-4 shares
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
2017 26 .65 0 .56 5 .27 5 .83 ( 0 .45 ) ( 0 .52 ) ( 0 .97 ) 31 .51
2016 25 .77 0 .56 0 .85 1 .41 ( 0 .53 ) – ( 0 .53 ) 26 .65
R-5 shares
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98
2017 26 .69 0 .58 5 .29 5 .87 ( 0 .49 ) ( 0 .52 ) ( 1 .01 ) 31 .55
2016 25 .81 0 .60 0 .84 1 .44 ( 0 .56 ) – ( 0 .56 ) 26 .69

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 3 .44 ) % (b) $ 61,063 0 .82% (c) 0 .85% (d) 1 .84% 16 .9%
15 .16 (b) 69,728 0 .90 (c) 0 .93 (d) 1 .81 21 .5
( 5 .11 ) (b) ,(f) 62,247 0 .82 (c) ,(g) 1 .33 (d) ,(g) 0 .63 (g) 13 .2 (g)
( 3 .14 ) 6,372,962 0 .52 (h) – 2 .14 16 .9
15 .57 6,190,503 0 .52 (h) – 2 .19 21 .5
5 .17 5,471,644 0 .52 (h) – 2 .40 13 .2
22 .77 5,181,521 0 .52 (h) – 2 .26 23 .3
5 .96 3,973,961 0 .52 – 2 .53 16 .4
( 3 .99 ) 2,424 1 .39 – 1 .27 16 .9
14 .59 2,746 1 .39 – 1 .34 21 .5
4 .25 2,909 1 .39 – 1 .58 13 .2
21 .69 2,545 1 .39 – 1 .37 23 .3
5 .02 1,987 1 .39 – 1 .71 16 .4
( 3 .85 ) (i) 2,534 1 .26 – 1 .41 16 .9
14 .73 3,842 1 .26 – 1 .49 21 .5
4 .38 5,297 1 .26 – 1 .65 13 .2
21 .88 4,435 1 .26 – 1 .53 23 .3
5 .17 5,036 1 .26 – 1 .81 16 .4
( 3 .68 ) 24,058 1 .08 – 1 .59 16 .9
14 .92 31,298 1 .08 – 1 .68 21 .5
4 .56 40,698 1 .08 – 1 .82 13 .2
22 .08 50,079 1 .08 – 1 .73 23 .3
5 .35 58,084 1 .08 – 1 .99 16 .4
( 3 .50 ) 28,701 0 .89 – 1 .76 16 .9
15 .11 36,352 0 .89 – 1 .83 21 .5
4 .79 33,554 0 .89 – 2 .04 13 .2
22 .33 42,346 0 .89 – 1 .92 23 .3
5 .54 46,986 0 .89 – 2 .18 16 .4
( 3 .37 ) 129,146 0 .77 – 1 .89 16 .9
15 .28 158,549 0 .77 – 1 .95 21 .5
4 .91 116,047 0 .77 – 2 .16 13 .2
22 .46 126,461 0 .77 – 1 .99 23 .3
5 .66 99,310 0 .77 – 2 .33 16 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2020 $ 10 .51 $ 0 .39 ( $ 0 .09 ) $ 0 .30 ( $ 0 .40 ) ( $ 0 .17 ) $ – ( $ 0 .57 )
2019 9 .81 0 .43 0 .76 1 .19 ( 0 .49 ) – – ( 0 .49 )
2018 10 .47 0 .37 ( 0 .45 ) ( 0 .08 ) ( 0 .28 ) ( 0 .30 ) – ( 0 .58 )
2017 10 .15 0 .43 0 .46 0 .89 ( 0 .46 ) ( 0 .11 ) – ( 0 .57 )
2016 (d) 10 .00 0 .14 0 .13 0 .27 ( 0 .12 ) – – ( 0 .12 )
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2020 13 .66 0 .64 ( 1 .16 ) ( 0 .52 ) ( 0 .60 ) – ( 0 .04 ) ( 0 .64 )
2019 13 .14 0 .73 0 .48 1 .21 ( 0 .69 ) – – ( 0 .69 )
2018 14 .10 0 .69 ( 1 .01 ) ( 0 .32 ) ( 0 .64 ) – – ( 0 .64 )
2017 13 .66 0 .73 0 .46 1 .19 ( 0 .75 ) – – ( 0 .75 )
2016 13 .54 0 .74 0 .14 0 .88 ( 0 .76 ) – – ( 0 .76 )
R-6 shares
2020 13 .64 0 .64 ( 1 .15 ) ( 0 .51 ) ( 0 .60 ) – ( 0 .04 ) ( 0 .64 )
2019 13 .14 0 .73 0 .46 1 .19 ( 0 .69 ) – – ( 0 .69 )
2018 14 .09 0 .71 ( 1 .01 ) ( 0 .30 ) ( 0 .65 ) – – ( 0 .65 )
2017 (h) 13 .93 0 .27 0 .15 0 .42 ( 0 .26 ) – – ( 0 .26 )

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Net Asset Value, End
of Period Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends
and Interest Expense
on Short Sales, Short
Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
$ 10 .24 2 .90% $ 226,511 0 .85% (b) N/A 3 .78% 285 .3%
10 .51 12 .52 241,465 0 .87 (b) N/A 4 .21 312 .5
9 .81 ( 0 .86 ) 28,216 1 .12 (b) N/A (c) 3 .62 399 .2
10 .47 9 .09 26,517 1 .13% (b) 1 .12 (c) 4 .19 465 .3
10 .15 2 .66 (e) 25,181 1 .12 (b) ,(f) N/A (f) 4 .58 (f) 511 .0 (f)
12 .50 ( 3 .71 ) 2,686,381 0 .68 (b) N/A 5 .03 79 .7
13 .66 9 .49 4,658,602 0 .69 (b) 0 .69 (c) 5 .43 87 .3
13 .14 ( 2 .36 ) 4,978,450 0 .76 (b) 0 .75 (c) 5 .00 106 .9
14 .10 9 .00 5,811,464 0 .79 (b) 0 .76 (c) 5 .26 120 .1
13 .66 6 .80 3,865,786 0 .86 0 .76 (c) 5 .58 101 .1
12 .49 ( 3 .70 ) (g) 133,451 0 .67 (b) N/A 5 .04 79 .7
13 .64 9 .43 (g) 250,055 0 .67 (b) 0 .67 (c) 5 .42 87 .3
13 .14 ( 2 .26 ) 210,815 0 .73 (b) 0 .72 (c) 5 .11 106 .9
14 .09 3 .02 (e) 2,334,310 0 .75 (b) ,(f) 0 .72 (c) ,(f) 4 .92 (f) 120 .1 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(d) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from June 12, 2017, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2020 $ 10 .90 $ 0 .17 ( $ 1 .97 ) ( $ 1 .80 ) ( $ 0 .15 ) ( $ 0 .31 ) ( $ 0 .46 ) $ 8 .64
2019 9 .25 0 .17 1 .93 2 .10 ( 0 .39 ) ( 0 .06 ) ( 0 .45 ) 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .15 ( 0 .16 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
R-3 shares
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
2017 8 .92 0 .07 0 .74 0 .81 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 9 .48
2016 (c) 8 .61 0 .06 0 .32 0 .38 ( 0 .07 ) – ( 0 .07 ) 8 .92
R-4 shares
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
2016 (c) 8 .61 0 .07 0 .32 0 .39 ( 0 .08 ) – ( 0 .08 ) 8 .92
R-5 shares
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
2016 (c) 8 .61 0 .08 0 .32 0 .40 ( 0 .08 ) – ( 0 .08 ) 8 .93
R-6 shares
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 17 .09 ) % $ 1,587,908 0 .94% (b) 1 .87% 41 .7%
23 .55 2,203,413 0 .94 (b) 1 .73 42 .4
2 .10 2,176,030 0 .94 (b) 2 .15 24 .3
9 .91 1,682,911 0 .94 (b) 1 .47 67 .3
( 0 .10 ) 2,620,500 0 .90 1 .69 54 .7
( 17 .51 ) 379 1 .44 1 .36 41 .7
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
9 .32 196 1 .46 0 .81 67 .3
4 .39 (d) 21 1 .44 (e) 0 .96 (e) 54 .7 (e)
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
4 .48 (d) 21 1 .25 (e) 1 .15 (e) 54 .7 (e)
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
4 .63 (d) 10 1 .13 (e) 1 .31 (e) 54 .7 (e)
( 17 .06 ) 1,039,109 0 .88 (b) 1 .92 41 .7
23 .63 1,133,581 0 .87 (b) 1 .72 42 .4
2 .16 735,742 0 .88 (b) 2 .22 24 .3
9 .93 486,620 0 .88 (b) 1 .34 67 .3
( 0 .13 ) 1,108 0 .94 (b) 1 .48 54 .7
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from March 1, 2016, date operations commenced, through October 31, 2016.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2020 $ 10 .55 $ 0 .15 $ 0 .14 $ 0 .29 ( $ 0 .22 ) ( $ 0 .22 ) $ 10 .62
2019 9 .97 0 .20 0 .63 0 .83 ( 0 .25 ) ( 0 .25 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .31 ( 0 .02 ) 0 .29 ( 0 .38 ) ( 0 .38 ) 10 .86
Institutional shares
2020 10 .54 0 .18 0 .14 0 .32 ( 0 .25 ) ( 0 .25 ) 10 .61
2019 9 .96 0 .24 0 .63 0 .87 ( 0 .29 ) ( 0 .29 ) 10 .54
2018 10 .43 0 .24 ( 0 .41 ) ( 0 .17 ) ( 0 .30 ) ( 0 .30 ) 9 .96
2017 10 .85 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) ( 0 .39 ) 10 .43
2016 10 .94 0 .34 ( 0 .01 ) 0 .33 ( 0 .42 ) ( 0 .42 ) 10 .85
R-1 shares
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
2017 10 .86 0 .25 ( 0 .36 ) ( 0 .11 ) ( 0 .31 ) ( 0 .31 ) 10 .44
2016 10 .94 0 .26 ( 0 .01 ) 0 .25 ( 0 .33 ) ( 0 .33 ) 10 .86
R-2 shares
2020 10 .54 0 .12 0 .14 0 .26 ( 0 .19 ) ( 0 .19 ) 10 .61
2019 9 .96 0 .17 0 .64 0 .81 ( 0 .23 ) ( 0 .23 ) 10 .54
2018 10 .44 0 .18 ( 0 .43 ) ( 0 .25 ) ( 0 .23 ) ( 0 .23 ) 9 .96
2017 10 .86 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .32 ) ( 0 .32 ) 10 .44
2016 10 .94 0 .28 ( 0 .01 ) 0 .27 ( 0 .35 ) ( 0 .35 ) 10 .86
R-3 shares
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
2017 10 .86 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .34 ) ( 0 .34 ) 10 .44
2016 10 .94 0 .30 ( 0 .01 ) 0 .29 ( 0 .37 ) ( 0 .37 ) 10 .86
R-4 shares
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) ( 0 .39 ) 10 .86
R-5 shares
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97
2017 10 .86 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) ( 0 .38 ) 10 .45
2016 10 .95 0 .33 ( 0 .02 ) 0 .31 ( 0 .40 ) ( 0 .40 ) 10 .86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .79% (b) $ 117,748 0 .82% (c) 0 .85% (d) 1 .42% 84 .3%
8 .45 (b) 108,140 0 .88 (c) 0 .91 (d) 1 .96 23 .2
( 1 .98 ) (b) 100,537 0 .85 (c) 0 .88 (d) 2 .03 19 .9
( 0 .51 ) (b) 117,595 0 .80 (c) 0 .83 (d) 2 .86 22 .6
2 .72 (b) 139,808 0 .82 (c) 0 .86 (d) 2 .88 31 .4
3 .09 1,083,668 0 .53 (e) – 1 .72 84 .3
8 .84 1,236,943 0 .53 (e) – 2 .31 23 .2
( 1 .67 ) 1,058,699 0 .53 (e) – 2 .35 19 .9
( 0 .24 ) 1,038,933 0 .53 (e) – 3 .10 22 .6
3 .03 922,143 0 .53 – 3 .16 31 .4
2 .30 5,048 1 .29 (e) – 0 .92 84 .3
8 .12 3,324 1 .29 (e) – 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (e) – 1 .59 19 .9
( 0 .99 ) 2,442 1 .29 (e) – 2 .37 22 .6
2 .25 (f) 2,866 1 .29 (e) – 2 .41 31 .4
2 .44 1,885 1 .16 (e) – 1 .14 84 .3
8 .15 4,305 1 .16 (e) – 1 .68 23 .2
( 2 .38 ) 4,400 1 .16 (e) – 1 .72 19 .9
( 0 .86 ) 13,259 1 .16 (e) – 2 .49 22 .6
2 .48 14,622 1 .16 (e) – 2 .59 31 .4
2 .62 8,704 0 .98 (e) – 1 .29 84 .3
8 .45 11,288 0 .98 (e) – 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (e) – 1 .90 19 .9
( 0 .69 ) 12,666 0 .98 (e) – 2 .68 22 .6
2 .66 14,995 0 .98 (e) – 2 .71 31 .4
2 .82 6,419 0 .79 (e) – 1 .50 84 .3
8 .55 9,826 0 .79 (e) – 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (e) – 2 .09 19 .9
( 0 .50 ) 16,048 0 .79 (e) – 2 .84 22 .6
2 .76 14,676 0 .79 (e) – 2 .94 31 .4
2 .94 24,044 0 .67 (e) – 1 .57 84 .3
8 .67 22,401 0 .67 (e) – 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (e) – 2 .20 19 .9
( 0 .29 ) 18,055 0 .67 (e) – 3 .02 22 .6
2 .88 24,759 0 .67 (e) – 3 .03 31 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2020 $ 1.00 $ 0 .01 $ – $ 0.01 ( $ 0.01) ( $ 0.01) $ 1.00
2019 1.00 0.02 – 0.02 (0.02) (0.02) 1.00
2018 (d) 1.00 0 .01 – 0.01 (0.01) (0.01) 1.00
HIGH INCOME FUND
Institutional shares
2020 9.30 0.54 (0.29) 0.25 (0.55) (0.55) 9.00
2019 9.45 0.60 (0.13) 0.47 (0.62) (0.62) 9.30
2018 9.98 0.56 (0.53) 0.03 (0.56) (0.56) 9.45
2017 9.81 0.51 0.17 0.68 (0.51) (0.51) 9.98
2016 9.65 0.54 0.17 0.71 (0.55) (0.55) 9.81
HIGH YIELD FUND
Institutional shares
2020 7.10 0.38 (0.13) 0.25 (0.39) (0.39) 6.96
2019 7.06 0.40 0.06 0.46 (0.42) (0.42) 7.10
2018 7.50 0.41 (0.42) (0.01) (0.43) (0.43) 7.06
2017 7.19 0.40 0.31 0.71 (0.40) (0.40) 7.50
2016 7.12 0.42 0.10 0.52 (0.45) (0.45) 7.19
R-6 shares
2020 7.10 0.38 (0.12) 0.26 (0.40) (0.40) 6.96
2019 7.06 0.41 0.06 0.47 (0.43) (0.43) 7.10
2018 7.50 0.42 (0.42) – (0.44) (0.44) 7.06
2017 (h) 7.14 0.38 0.35 0.73 (0.37) (0.37) 7.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.60% $ 3,077,863 0.12% (b) 0.16% (c) 0.60% 0.0%
2.17 3,972,463 0.14 (b) – 2.13 0.0
1.38 (e) 3,285,396 0.14 (b),(f) – 1.58 (f) 0.0 (f)
2.85 (g) 3,020,358 0.61 (b) – 6.04 73.8
5.22 (g) 3,112,267 0.61 (b) – 6.42 56.5
0.35 3,755,184 0.65 – 5.81 42.5
7.08 1,157,781 0.66 – 5.19 104.8
7.75 958,923 0.66 – 5.76 51.5
3.73 1,379,657 0.61 (b) – 5.51 77.7
6.76 1,496,764 0.61 (b) – 5.75 49.8
(0.15) 1,686,309 0.61 (b) – 5.67 42.0
10.03 1,964,832 0.61 (b) – 5.41 51.2
7.76 1,713,770 0.61 (b) – 6.02 42.7
3.82 971,122 0.52 (b) – 5.57 77.7
6.86 688,121 0.52 (b) – 5.81 49.8
(0.06) 447,288 0.52 (b) – 5.76 42.0
10.41 (e) 449,314 0.53 (b),(f) – 5.37 (f) 51.2 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2020 $ 8 .22 $ 0 .05 $ 0 .62 $ 0 .67 ( $ 0 .06 ) ( $ 0 .06 ) $ 8 .83
2019 7 .96 0 .08 0 .49 0 .57 ( 0 .31 ) ( 0 .31 ) 8 .22
2018 8 .28 0 .15 ( 0 .31 ) ( 0 .16 ) ( 0 .16 ) ( 0 .16 ) 7 .96
2017 8 .42 0 .10 ( 0 .18 ) ( 0 .08 ) ( 0 .06 ) ( 0 .06 ) 8 .28
2016 8 .11 0 .01 0 .35 0 .36 ( 0 .05 ) ( 0 .05 ) 8 .42
Institutional shares
2020 8 .63 0 .10 0 .66 0 .76 ( 0 .10 ) ( 0 .10 ) 9 .29
2019 8 .33 0 .15 0 .51 0 .66 ( 0 .36 ) ( 0 .36 ) 8 .63
2018 8 .61 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .17 ) ( 0 .17 ) 8 .33
2017 8 .72 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .07 ) ( 0 .07 ) 8 .61
2016 8 .35 0 .07 0 .37 0 .44 ( 0 .07 ) ( 0 .07 ) 8 .72
R-1 shares
2020 8 .06 0 .02 0 .62 0 .64 ( 0 .05 ) ( 0 .05 ) 8 .65
2019 7 .81 0 .08 0 .47 0 .55 ( 0 .30 ) ( 0 .30 ) 8 .06
2018 8 .14 0 .14 ( 0 .32 ) ( 0 .18 ) ( 0 .15 ) ( 0 .15 ) 7 .81
2017 8 .29 0 .08 ( 0 .18 ) ( 0 .10 ) ( 0 .05 ) ( 0 .05 ) 8 .14
2016 8 .00 0 .01 0 .33 0 .34 ( 0 .05 ) ( 0 .05 ) 8 .29
R-2 shares
2020 8 .13 0 .03 0 .62 0 .65 ( 0 .05 ) ( 0 .05 ) 8 .73
2019 7 .88 0 .09 0 .47 0 .56 ( 0 .31 ) ( 0 .31 ) 8 .13
2018 8 .19 0 .15 ( 0 .30 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .88
2017 8 .35 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .06 ) ( 0 .06 ) 8 .19
2016 8 .04 0 .01 0 .35 0 .36 ( 0 .05 ) ( 0 .05 ) 8 .35
R-3 shares
2020 8 .25 0 .05 0 .62 0 .67 ( 0 .06 ) ( 0 .06 ) 8 .86
2019 7 .98 0 .10 0 .49 0 .59 ( 0 .32 ) ( 0 .32 ) 8 .25
2018 8 .29 0 .16 ( 0 .31 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .98
2017 8 .44 0 .11 ( 0 .20 ) ( 0 .09 ) ( 0 .06 ) ( 0 .06 ) 8 .29
2016 8 .12 0 .02 0 .36 0 .38 ( 0 .06 ) ( 0 .06 ) 8 .44
R-4 shares
2020 8 .37 0 .06 0 .63 0 .69 ( 0 .07 ) ( 0 .07 ) 8 .99
2019 8 .09 0 .12 0 .49 0 .61 ( 0 .33 ) ( 0 .33 ) 8 .37
2018 8 .39 0 .17 ( 0 .30 ) ( 0 .13 ) ( 0 .17 ) ( 0 .17 ) 8 .09
2017 8 .52 0 .12 ( 0 .18 ) ( 0 .06 ) ( 0 .07 ) ( 0 .07 ) 8 .39
2016 8 .19 0 .04 0 .35 0 .39 ( 0 .06 ) ( 0 .06 ) 8 .52
R-5 shares
2020 8 .46 0 .07 0 .65 0 .72 ( 0 .08 ) ( 0 .08 ) 9 .10
2019 8 .18 0 .12 0 .50 0 .62 ( 0 .34 ) ( 0 .34 ) 8 .46
2018 8 .47 0 .19 ( 0 .31 ) ( 0 .12 ) ( 0 .17 ) ( 0 .17 ) 8 .18
2017 8 .59 0 .14 ( 0 .19 ) ( 0 .05 ) ( 0 .07 ) ( 0 .07 ) 8 .47
2016 8 .25 0 .05 0 .35 0 .40 ( 0 .06 ) ( 0 .06 ) 8 .59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .15% (b) $ 9,826 1 .03% (c) 1 .06% (d) 0 .55% 80 .9%
7 .37 (b) 6,177 1 .18 (c) 1 .27 (d) 1 .00 68 .4
( 2 .02 ) (b) 6,213 1 .07 (c) 1 .10 (d) 1 .85 84 .0
( 0 .95 ) (b) 7,394 1 .04 (c) 1 .07 (d) 1 .17 60 .9
4 .51 (b) 7,758 1 .09 (c) 1 .12 (d) 0 .17 62 .0
8 .83 1,745,470 0 .39 – 1 .11 80 .9
8 .15 1,720,548 0 .39 – 1 .82 68 .4
( 1 .27 ) 1,542,325 0 .39 – 2 .51 84 .0
( 0 .39 ) 1,527,671 0 .39 – 1 .83 60 .9
5 .30 1,770,164 0 .38 – 0 .88 62 .0
7 .93 1,427 1 .26 – 0 .22 80 .9
7 .29 1,009 1 .27 – 0 .96 68 .4
( 2 .22 ) 988 1 .27 – 1 .69 84 .0
( 1 .15 ) 1,018 1 .26 – 0 .97 60 .9
4 .31 1,017 1 .26 – 0 .12 62 .0
8 .04 293 1 .13 – 0 .34 80 .9
7 .33 474 1 .14 – 1 .10 68 .4
( 1 .91 ) 492 1 .14 – 1 .84 84 .0
( 1 .19 ) 672 1 .13 – 1 .07 60 .9
4 .44 (e) 524 1 .13 – 0 .07 62 .0
8 .17 8,491 0 .95 – 0 .58 80 .9
7 .64 6,836 0 .96 – 1 .22 68 .4
( 1 .85 ) 6,781 0 .96 – 1 .97 84 .0
( 1 .02 ) 5,839 0 .95 – 1 .28 60 .9
4 .69 5,602 0 .95 – 0 .29 62 .0
8 .32 1,780 0 .76 – 0 .70 80 .9
7 .82 1,327 0 .77 – 1 .49 68 .4
( 1 .65 ) 1,588 0 .77 – 2 .00 84 .0
( 0 .73 ) 2,072 0 .76 – 1 .46 60 .9
4 .82 2,357 0 .76 – 0 .45 62 .0
8 .56 4,592 0 .64 – 0 .82 80 .9
7 .82 2,679 0 .65 – 1 .43 68 .4
( 1 .48 ) 3,427 0 .65 – 2 .24 84 .0
( 0 .59 ) 3,412 0 .64 – 1 .61 60 .9
4 .93 3,833 0 .64 – 0 .65 62 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2020 $ 24.09 $ 0.17 $ 2.45 $ 2.62 ( $ 0.49) ( $ 0.28) ( $ 0.77) $ 25.94
2019 23.15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
2016 20.61 0.13 1.28 1.41 (0.09) – (0.09) 21.93
Institutional shares
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
2016 21.24 0.20 1.33 1.53 (0.18) – (0.18) 22.59
R-1 shares
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74
2016 21.08 0.03 1.31 1.34 – – – 22.42
R-2 shares
2020 24.56 0.05 2.50 2.55 (0.36) (0.28) (0.64) 26.47
2019 23.53 0.36 1.20 1.56 (0.02) (0.51) (0.53) 24.56
2018 28.58 0.09 (4.97) (4.88) (0.17) – (0.17) 23.53
2017 22.31 0.13 6.29 6.42 (0.15) – (0.15) 28.58
2016 20.95 0.06 1.30 1.36 – – – 22.31

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.01% (b),(c) $ 89,271 1.37% (d) 1.62% (e) 0.73% 53.9%
7.41 (b) 88,924 1.41 (d) 1.78 (e) 2.06 148.3
(16.80) (b) 92,909 1.53 (d),(f) 1.63 (e) 0.88 118.1
29.62 (b) 130,717 1.53 (d),(f) 1.64 (e) 0.99 97.4
6.87 (b) 97,753 1.64 (d) 1.67 (e) 0.65 120.3
11.21 (c),(g) 62,738 1.20 (h) – 0.90 53.9
7.60 (g) 111,045 1.22 (h) – 2.39 148.3
(16.61) 98,961 1.31 (f),(h) – 1.14 118.1
29.91 (g) 97,637 1.30 (f),(h) – 0.96 97.4
7.27 (g) 756,257 1.27 – 0.97 120.3
10.29 (c) 1,458 2.02 (h) – 0.06 53.9
6.72 1,970 2.04 (h) – 1.41 148.3
(17.29) 2,066 2.13 (f) – 0.30 118.1
28.83 2,985 2.13 (f) – 0.36 97.4
6.36 2,585 2.13 – 0.14 120.3
10.46 (c) 1,579 1.89 (h) – 0.21 53.9
6.87 1,792 1.91 (h) – 1.52 148.3
(17.19) 2,040 2.00 (f) – 0.32 118.1
29.00 4,638 2.00 (f) – 0.53 97.4
6.49 3,346 2.00 – 0.30 120.3

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
R-3 shares
2020 $ 24.72 $ 0.09 $ 2.52 $ 2.61 ( $ 0.41) ( $ 0.28) ( $ 0.69) $ 26.64
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22.46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
2016 21.10 0.10 1.31 1.41 (0.05) – (0.05) 22.46
R-4 shares
2020 24.84 0.14 2.54 2.68 (0.42) (0.28) (0.70) 26.82
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28.93
2016 21.20 0.13 1.33 1.46 (0.08) – (0.08) 22.58
R-5 shares
2020 24.84 0.17 2.54 2.71 (0.48) (0.28) (0.76) 26.79
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
2016 21.26 0.15 1.32 1.47 (0.12) – (0.12) 22.61
R-6 shares
2020 24.79 0.26 2.52 2.78 (0.55) (0.28) (0.83) 26.74
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017 (i) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.67% (c) $ 5,693 1.71% (h) – % 0.39% 53.9
7.05 6,052 1.73 (h) – 1.70 148.3
(17.04) 6,718 1.82 (f) – 0.55 118.1
29.22 11,390 1.82 (f) – 0.69 97.4
6.70 10,275 1.82 – 0.48 120.3
10.85 (c),(g) 3,184 1.52 (h) – 0.56 53.9
7.28 (g) 4,440 1.54 (h) – 1.72 148.3
(16.89) 7,036 1.63 (f) – 0.80 118.1
29.50 12,547 1.63 (f) – 0.89 97.4
6.86 (g) 8,340 1.63 – 0.66 120.3
10.98 (c),(g) 8,537 1.40 (h) – 0.68 53.9
7.40 (g) 10,943 1.42 (h) – 1.96 148.3
(16.81) 13,593 1.51 (f) – 0.88 118.1
29.65 18,592 1.51 (f) – 0.99 97.4
6.99 18,989 1.51 – 0.73 120.3
11.31 (c),(g) 3,086 1.09 (h) – 1.07 53.9
7.66 (g) 7,834 1.14 (h) – 0.63 148.3
(16.58) 437,789 1.22 (f),(h) – 1.21 118.1
36.08 (j) 588,245 1.22 (f),(h),(k) – 1.67 (k) 97.4 (k)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) During the year ended October 31, 2020 , the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.
(i) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(j) Total return amounts have not been annualized.
(k) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2020 $ 14.94 $ 0.22 $ 0.41 $ 0.63 ( $ 0.38) $ – ( $ 0.38) $ 15.19
2019 14.17 0.33 1.42 1.75 (0.32) (0.66) (0.98) 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
2017 13.11 0.17 3.58 3.75 (0.13) – (0.13) 16.73
2016 13.53 0.13 (0.45) (0.32) (0.10) – (0.10) 13.11
R-1 shares
2020 14.85 0.10 0.40 0.50 (0.24) – (0.24) 15.11
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
2017 12.99 0.05 3.58 3.63 – – – 16.62
2016 13.42 0.02 (0.45) (0.43) – – – 12.99
R-2 shares
2020 14.93 0.11 0.42 0.53 (0.27) – (0.27) 15.19
2019 14.11 0.25 1.42 1.67 (0.19) (0.66) (0.85) 14.93
2018 16.67 0.14 (2.63) (2.49) (0.07) – (0.07) 14.11
2017 13.06 0.07 3.58 3.65 (0.04) – (0.04) 16.67
2016 13.48 0.04 (0.46) (0.42) – – – 13.06
R-3 shares
2020 14.89 0.14 0.42 0.56 (0.30) – (0.30) 15.15
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
2017 13.05 0.10 3.57 3.67 (0.06) – (0.06) 16.66
2016 13.47 0.06 (0.45) (0.39) (0.03) – (0.03) 13.05
R-4 shares
2020 14.90 0.18 0.40 0.58 (0.31) – (0.31) 15.17
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
2017 13.07 0.13 3.58 3.71 (0.08) – (0.08) 16.70
2016 13.49 0.09 (0.46) (0.37) (0.05) – (0.05) 13.07
R-5 shares
2020 14.91 0.19 0.40 0.59 (0.33) – (0.33) 15.17
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
2017 13.06 0.15 3.57 3.72 (0.10) – (0.10) 16.68
2016 13.49 0.08 (0.44) (0.36) (0.07) – (0.07) 13.06
R-6 shares
2020 14.94 0.23 0.41 0.64 (0.39) – (0.39) 15.19
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17
2017 (d) 12.67 0.18 4.00 4.18 (0.13) – (0.13) 16.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4.14% $ 100,695 0.90% (b) 1.48% 68.4%
14.09 114,993 0.92 (b) 2.38 71.0
(14.42) 141,451 1.00 (b) 1.96 70.2
28.96 109,543 1.00 (b) 1.25 66.6
(2.36) 296,966 1.00 (b) 1.02 69.9
3.41 (c) 1,168 1.67 (b) 0.64 68.4
13.14 1,701 1.72 (b) 1.63 71.0
(15.12) 2,020 1.82 0.92 70.2
27.95 2,688 1.82 0.35 66.6
(3.20) 2,759 1.85 0.16 69.9
3.47 1,034 1.54 (b) 0.74 68.4
13.31 1,697 1.59 (b) 1.81 71.0
(14.99) 1,858 1.69 0.85 70.2
28.06 4,164 1.69 0.50 66.6
(3.12) 2,577 1.72 0.30 69.9
3.71 2,167 1.36 (b) 0.94 68.4
13.44 2,906 1.41 (b) 1.77 71.0
(14.80) 4,019 1.51 1.19 70.2
28.30 5,663 1.51 0.72 66.6
(2.90) 5,326 1.54 0.49 69.9
3.85 3,110 1.17 (b) 1.24 68.4
13.71 3,285 1.22 (b) 2.20 71.0
(14.69) 5,013 1.32 1.48 70.2
28.56 4,041 1.32 0.92 66.6
(2.75) 3,386 1.35 0.68 69.9
3.99 (c) 1,493 1.05 (b) 1.32 68.4
13.90 1,932 1.10 (b) 2.27 71.0
(14.61) 3,064 1.20 1.49 70.2
28.78 5,382 1.20 1.04 66.6
(2.69) 3,710 1.23 0.61 69.9
4.22 173,218 0.79 (b) 1.58 68.4
14.19 215,444 0.82 (b) 2.57 71.0
(14.32) 216,786 0.92 (b) 1.76 70.2
33.40 (e) 313,479 0.92 (b),(f) 1.21 (f) 66.6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class J shares
2020 $ 13 .00 ( $ 0 .03 ) $ 3 .41 $ 3 .38 $ – ( $ 1 .28 ) ( $ 1 .28 ) $ 15 .10
2019 12 .86 – 1 .85 1 .85 ( 0 .01 ) ( 1 .70 ) ( 1 .71 ) 13 .00
2018 12 .62 ( 0 .02 ) 1 .65 1 .63 – ( 1 .39 ) ( 1 .39 ) 12 .86
2017 10 .22 ( 0 .01 ) 2 .94 2 .93 – ( 0 .53 ) ( 0 .53 ) 12 .62
2016 11 .70 ( 0 .01 ) 0 .02 0 .01 – ( 1 .49 ) ( 1 .49 ) 10 .22
Institutional shares
2020 16 .18 ( 0 .02 ) 4 .32 4 .30 – ( 1 .28 ) ( 1 .28 ) 19 .20
2019 15 .55 0 .02 2 .33 2 .35 ( 0 .02 ) ( 1 .70 ) ( 1 .72 ) 16 .18
2018 15 .00 – 1 .96 1 .96 ( 0 .02 ) ( 1 .39 ) ( 1 .41 ) 15 .55
2017 12 .03 0 .03 3 .48 3 .51 ( 0 .01 ) ( 0 .53 ) ( 0 .54 ) 15 .00
2016 13 .49 0 .02 0 .02 0 .04 ( 0 .01 ) ( 1 .49 ) ( 1 .50 ) 12 .03
R-1 shares
2020 13 .50 ( 0 .13 ) 3 .55 3 .42 – ( 1 .28 ) ( 1 .28 ) 15 .64
2019 13 .35 ( 0 .08 ) 1 .93 1 .85 – ( 1 .70 ) ( 1 .70 ) 13 .50
2018 13 .14 ( 0 .11 ) 1 .71 1 .60 – ( 1 .39 ) ( 1 .39 ) 13 .35
2017 10 .68 ( 0 .08 ) 3 .07 2 .99 – ( 0 .53 ) ( 0 .53 ) 13 .14
2016 12 .23 ( 0 .08 ) 0 .02 ( 0 .06 ) – ( 1 .49 ) ( 1 .49 ) 10 .68
R-2 shares
2020 13 .15 ( 0 .10 ) 3 .44 3 .34 – ( 1 .28 ) ( 1 .28 ) 15 .21
2019 13 .04 ( 0 .06 ) 1 .87 1 .81 – ( 1 .70 ) ( 1 .70 ) 13 .15
2018 12 .84 ( 0 .09 ) 1 .68 1 .59 – ( 1 .39 ) ( 1 .39 ) 13 .04
2017 10 .44 ( 0 .06 ) 2 .99 2 .93 – ( 0 .53 ) ( 0 .53 ) 12 .84
2016 11 .97 ( 0 .06 ) 0 .02 ( 0 .04 ) – ( 1 .49 ) ( 1 .49 ) 10 .44
R-3 shares
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
2018 13 .81 ( 0 .07 ) 1 .80 1 .73 – ( 1 .39 ) ( 1 .39 ) 14 .15
2017 11 .17 ( 0 .04 ) 3 .21 3 .17 – ( 0 .53 ) ( 0 .53 ) 13 .81
2016 12 .68 ( 0 .04 ) 0 .02 ( 0 .02 ) – ( 1 .49 ) ( 1 .49 ) 11 .17
R-4 shares
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
2018 14 .02 ( 0 .04 ) 1 .83 1 .79 – ( 1 .39 ) ( 1 .39 ) 14 .42
2017 11 .31 ( 0 .02 ) 3 .26 3 .24 – ( 0 .53 ) ( 0 .53 ) 14 .02
2016 12 .80 ( 0 .02 ) 0 .02 – – ( 1 .49 ) ( 1 .49 ) 11 .31
R-5 shares
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
2018 14 .49 ( 0 .02 ) 1 .90 1 .88 – ( 1 .39 ) ( 1 .39 ) 14 .98
2017 11 .66 ( 0 .01 ) 3 .37 3 .36 – ( 0 .53 ) ( 0 .53 ) 14 .49
2016 13 .14 ( 0 .01 ) 0 .02 0 .01 – ( 1 .49 ) ( 1 .49 ) 11 .66
R-6 shares
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17
2018 14 .99 0 .02 1 .96 1 .98 ( 0 .03 ) ( 1 .39 ) ( 1 .42 ) 15 .55
2017 12 .02 – 3 .51 3 .51 ( 0 .01 ) ( 0 .53 ) ( 0 .54 ) 14 .99
2016 13 .49 0 .01 0 .02 0 .03 ( 0 .01 ) ( 1 .49 ) ( 1 .50 ) 12 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28 .03% (b) $ 331,514 0 .80% (c) 0 .85% (d) ( 0 .23 ) % 33 .6%
17 .85 (b) 274,328 0 .82 (c) 0 .87 (d) ( 0 .01 ) 28 .1
13 .50 (b) 180,871 0 .81 (c) 0 .86 (d) ( 0 .12 ) 34 .8
30 .05 (b) 142,729 0 .83 (c) 0 .88 (d) ( 0 .05 ) 38 .5
0 .13 (b) 110,553 0 .89 (c) 0 .94 (d) ( 0 .13 ) 32 .8
28 .23 2,630,670 0 .68 (e) – ( 0 .11 ) 33 .6
18 .02 2,366,040 0 .68 (e) – 0 .15 28 .1
13 .60 2,181,951 0 .67 (e) – 0 .03 34 .8
30 .38 2,184,240 0 .63 (e) – 0 .24 38 .5
0 .34 6,436,701 0 .62 (e) – 0 .14 32 .8
27 .22 11,345 1 .47 (e) – ( 0 .90 ) 33 .6
17 .12 10,940 1 .47 (e) – ( 0 .64 ) 28 .1
12 .68 8,097 1 .47 (e) – ( 0 .78 ) 34 .8
29 .29 7,431 1 .47 (e) – ( 0 .68 ) 38 .5
( 0 .50 ) 6,716 1 .47 (e) – ( 0 .71 ) 32 .8
27 .44 (f) 9,661 1 .34 (e) – ( 0 .77 ) 33 .6
17 .14 (f) 8,872 1 .34 (e) – ( 0 .51 ) 28 .1
12 .92 7,951 1 .34 (e) – ( 0 .65 ) 34 .8
29 .39 10,629 1 .34 (e) – ( 0 .54 ) 38 .5
( 0 .34 ) 13,145 1 .34 (e) – ( 0 .58 ) 32 .8
27 .61 89,315 1 .16 (e) – ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (e) – ( 0 .31 ) 28 .1
13 .03 98,560 1 .16 (e) – ( 0 .46 ) 34 .8
29 .63 116,537 1 .16 (e) – ( 0 .36 ) 38 .5
( 0 .14 ) 116,736 1 .16 (e) – ( 0 .40 ) 32 .8
27 .86 82,907 0 .97 (e) – ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (e) – ( 0 .14 ) 28 .1
13 .28 77,509 0 .97 (e) – ( 0 .27 ) 34 .8
29 .89 84,785 0 .97 (e) – ( 0 .18 ) 38 .5
0 .03 74,021 0 .97 (e) – ( 0 .21 ) 32 .8
28 .04 (f) 296,527 0 .85 (e) – ( 0 .27 ) 33 .6
17 .72 (f) 293,297 0 .85 (e) – ( 0 .01 ) 28 .1
13 .48 282,290 0 .85 (e) – ( 0 .15 ) 34 .8
30 .03 313,275 0 .85 (e) – ( 0 .06 ) 38 .5
0 .12 273,161 0 .85 (e) – ( 0 .09 ) 32 .8
28 .42 (f) 7,254,770 0 .59 (e) – ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (e) – 0 .24 28 .1
13 .72 5,378,075 0 .59 (e) – 0 .10 34 .8
30 .41 4,927,534 0 .59 (e) – 0 .00 38 .5
0 .27 3,333 0 .65 (e) – 0 .09 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2020 $ 18 .91 $ 0 .29 $ 1 .44 $ 1 .73 ( $ 0 .33 ) ( $ 0 .38 ) ( $ 0 .71 ) $ 19 .93
2019 17 .82 0 .32 1 .91 2 .23 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 18 .91
2018 17 .80 0 .30 0 .92 1 .22 ( 0 .27 ) ( 0 .93 ) ( 1 .20 ) 17 .82
2017 14 .89 0 .27 3 .11 3 .38 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 17 .80
2016 14 .66 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 14 .89
Institutional shares
2020 19 .12 0 .33 1 .46 1 .79 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 20 .16
2019 18 .01 0 .36 1 .92 2 .28 ( 0 .33 ) ( 0 .84 ) ( 1 .17 ) 19 .12
2018 17 .98 0 .34 0 .92 1 .26 ( 0 .30 ) ( 0 .93 ) ( 1 .23 ) 18 .01
2017 15 .03 0 .31 3 .14 3 .45 ( 0 .30 ) ( 0 .20 ) ( 0 .50 ) 17 .98
2016 14 .80 0 .30 0 .32 0 .62 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 15 .03
R-1 shares
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
2017 14 .93 0 .16 3 .13 3 .29 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 17 .85
2016 14 .70 0 .17 0 .32 0 .49 ( 0 .14 ) ( 0 .12 ) ( 0 .26 ) 14 .93
R-2 shares
2020 19 .18 0 .19 1 .45 1 .64 ( 0 .22 ) ( 0 .38 ) ( 0 .60 ) 20 .22
2019 18 .03 0 .23 1 .95 2 .18 ( 0 .19 ) ( 0 .84 ) ( 1 .03 ) 19 .18
2018 17 .99 0 .21 0 .92 1 .13 ( 0 .16 ) ( 0 .93 ) ( 1 .09 ) 18 .03
2017 15 .04 0 .19 3 .15 3 .34 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 17 .99
2016 14 .80 0 .19 0 .32 0 .51 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 15 .04
R-3 shares
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
2017 15 .02 0 .22 3 .13 3 .35 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 17 .95
2016 14 .78 0 .21 0 .33 0 .54 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 15 .02
R-4 shares
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
2017 15 .07 0 .25 3 .14 3 .39 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 18 .02
2016 14 .83 0 .24 0 .33 0 .57 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 15 .07
R-5 shares
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22
2017 15 .20 0 .27 3 .18 3 .45 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 18 .18
2016 14 .95 0 .26 0 .34 0 .60 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 15 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .29% (b) $ 691,249 0 .36% (c) 0 .39% (d) 1 .52% 6 .0%
13 .95 (b) 691,045 0 .38 (c) 0 .41 (d) 1 .82 3 .2
6 .98 (b) 653,442 0 .37 (c) 0 .40 (d) 1 .68 5 .8
23 .14 (b) 641,445 0 .37 (c) 0 .40 (d) 1 .66 3 .4
4 .05 (b) 530,674 0 .40 (c) 0 .43 (d) 1 .79 4 .2
9 .51 3,986,295 0 .17 – 1 .71 6 .0
14 .18 4,175,228 0 .17 – 2 .02 3 .2
7 .17 3,693,260 0 .16 – 1 .88 5 .8
23 .45 3,568,996 0 .16 – 1 .87 3 .4
4 .31 3,244,789 0 .16 – 2 .03 4 .2
8 .58 11,726 1 .03 – 0 .85 6 .0
13 .21 14,258 1 .03 – 1 .17 3 .2
6 .20 15,612 1 .03 – 1 .01 5 .8
22 .33 19,523 1 .03 – 0 .99 3 .4
3 .43 18,393 1 .04 – 1 .17 4 .2
8 .65 16,284 0 .90 – 0 .98 6 .0
13 .35 18,873 0 .90 – 1 .31 3 .2
6 .38 21,221 0 .90 – 1 .15 5 .8
22 .52 31,137 0 .90 – 1 .13 3 .4
3 .53 30,093 0 .91 – 1 .29 4 .2
8 .92 167,324 0 .72 – 1 .16 6 .0
13 .54 181,254 0 .72 – 1 .48 3 .2
6 .60 192,273 0 .72 – 1 .32 5 .8
22 .65 222,619 0 .72 – 1 .31 3 .4
3 .74 194,613 0 .73 – 1 .47 4 .2
9 .09 132,402 0 .53 – 1 .35 6 .0
13 .80 142,497 0 .53 – 1 .67 3 .2
6 .76 152,704 0 .53 – 1 .51 5 .8
22 .93 195,180 0 .53 – 1 .50 3 .4
3 .96 189,284 0 .54 – 1 .67 4 .2
9 .21 244,545 0 .41 – 1 .48 6 .0
13 .95 297,495 0 .41 – 1 .80 3 .2
6 .87 352,267 0 .41 – 1 .63 5 .8
23 .10 402,781 0 .41 – 1 .63 3 .4
4 .11 411,195 0 .42 – 1 .77 4 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2020 $ 16 .98 $ 0 .21 ( $ 1 .47 ) ( $ 1 .26 ) ( $ 0 .31 ) ( $ 0 .74 ) ( $ 1 .05 ) $ 14 .67
2019 16 .79 0 .31 1 .42 1 .73 ( 0 .23 ) ( 1 .31 ) ( 1 .54 ) 16 .98
2018 16 .93 0 .23 0 .74 0 .97 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 16 .79
2017 14 .88 0 .21 2 .49 2 .70 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 16 .93
2016 15 .58 0 .23 0 .18 0 .41 ( 0 .21 ) ( 0 .90 ) ( 1 .11 ) 14 .88
Institutional shares
2020 17 .27 0 .26 ( 1 .48 ) ( 1 .22 ) ( 0 .37 ) ( 0 .74 ) ( 1 .11 ) 14 .94
2019 17 .05 0 .37 1 .44 1 .81 ( 0 .28 ) ( 1 .31 ) ( 1 .59 ) 17 .27
2018 17 .17 0 .29 0 .75 1 .04 ( 0 .21 ) ( 0 .95 ) ( 1 .16 ) 17 .05
2017 15 .08 0 .26 2 .53 2 .79 ( 0 .29 ) ( 0 .41 ) ( 0 .70 ) 17 .17
2016 15 .79 0 .28 0 .18 0 .46 ( 0 .27 ) ( 0 .90 ) ( 1 .17 ) 15 .08
R-1 shares
2020 17 .13 0 .13 ( 1 .48 ) ( 1 .35 ) ( 0 .21 ) ( 0 .74 ) ( 0 .95 ) 14 .83
2019 16 .91 0 .23 1 .44 1 .67 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 17 .13
2018 17 .05 0 .13 0 .75 0 .88 ( 0 .07 ) ( 0 .95 ) ( 1 .02 ) 16 .91
2017 14 .98 0 .12 2 .51 2 .63 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 17 .05
2016 15 .68 0 .15 0 .18 0 .33 ( 0 .13 ) ( 0 .90 ) ( 1 .03 ) 14 .98
R-2 shares
2020 17 .22 0 .15 ( 1 .49 ) ( 1 .34 ) ( 0 .24 ) ( 0 .74 ) ( 0 .98 ) 14 .90
2019 16 .99 0 .25 1 .44 1 .69 ( 0 .15 ) ( 1 .31 ) ( 1 .46 ) 17 .22
2018 17 .12 0 .15 0 .76 0 .91 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 16 .99
2017 15 .03 0 .14 2 .52 2 .66 ( 0 .16 ) ( 0 .41 ) ( 0 .57 ) 17 .12
2016 15 .67 0 .18 0 .17 0 .35 ( 0 .09 ) ( 0 .90 ) ( 0 .99 ) 15 .03
R-3 shares
2020 18 .07 0 .19 ( 1 .58 ) ( 1 .39 ) ( 0 .27 ) ( 0 .74 ) ( 1 .01 ) 15 .67
2019 17 .72 0 .30 1 .52 1 .82 ( 0 .16 ) ( 1 .31 ) ( 1 .47 ) 18 .07
2018 17 .80 0 .20 0 .77 0 .97 ( 0 .10 ) ( 0 .95 ) ( 1 .05 ) 17 .72
2017 15 .61 0 .18 2 .62 2 .80 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 17 .80
2016 16 .29 0 .20 0 .19 0 .39 ( 0 .17 ) ( 0 .90 ) ( 1 .07 ) 15 .61
R-4 shares
2020 17 .23 0 .21 ( 1 .50 ) ( 1 .29 ) ( 0 .30 ) ( 0 .74 ) ( 1 .04 ) 14 .90
2019 17 .01 0 .32 1 .43 1 .75 ( 0 .22 ) ( 1 .31 ) ( 1 .53 ) 17 .23
2018 17 .13 0 .22 0 .76 0 .98 ( 0 .15 ) ( 0 .95 ) ( 1 .10 ) 17 .01
2017 15 .05 0 .20 2 .51 2 .71 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 17 .13
2016 15 .74 0 .23 0 .19 0 .42 ( 0 .21 ) ( 0 .90 ) ( 1 .11 ) 15 .05
R-5 shares
2020 17 .38 0 .23 ( 1 .50 ) ( 1 .27 ) ( 0 .33 ) ( 0 .74 ) ( 1 .07 ) 15 .04
2019 17 .15 0 .34 1 .44 1 .78 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 17 .38
2018 17 .26 0 .25 0 .76 1 .01 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 17 .15
2017 15 .16 0 .22 2 .54 2 .76 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 17 .26
2016 15 .86 0 .25 0 .18 0 .43 ( 0 .23 ) ( 0 .90 ) ( 1 .13 ) 15 .16

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 8 .14 ) % (b) $ 62,003 1 .04% (c) 1 .14% (d) 1 .39% 54 .6%
12 .14 (b) 74,483 1 .06 (c) 1 .15 (d) 1 .97 51 .5
5 .76 (b) 72,851 1 .03 (c) 1 .12 (d) 1 .35 44 .4
18 .59 (b) 75,559 1 .08 (c) 1 .13 (d) 1 .31 33 .4
3 .05 (b) 68,742 1 .08 (c) 1 .12 (d) 1 .60 35 .0
( 7 .82 ) 1,754,898 0 .72 (e) – 1 .72 54 .6
12 .53 2,065,317 0 .72 (e) – 2 .30 51 .5
6 .11 1,983,831 0 .71 (e) – 1 .66 44 .4
18 .95 1,798,751 0 .76 (e) – 1 .62 33 .4
3 .37 1,634,892 0 .77 (e) – 1 .91 35 .0
( 8 .58 ) 2,889 1 .59 (e) – 0 .85 54 .6
11 .53 4,436 1 .59 (e) – 1 .44 51 .5
5 .15 4,455 1 .59 (e) – 0 .78 44 .4
17 .89 4,449 1 .64 (e) – 0 .74 33 .4
2 .46 4,072 1 .65 (e) – 1 .03 35 .0
( 8 .50 ) 1,367 1 .46 (e) – 0 .97 54 .6
11 .65 2,182 1 .46 (e) – 1 .57 51 .5
5 .30 2,203 1 .46 (e) – 0 .89 44 .4
18 .07 2,900 1 .51 (e) – 0 .86 33 .4
2 .56 3,096 1 .52 (e) – 1 .20 35 .0
( 8 .36 ) 4,056 1 .28 (e) – 1 .16 54 .6
11 .90 5,695 1 .28 (e) – 1 .77 51 .5
5 .46 6,196 1 .28 (e) – 1 .09 44 .4
18 .30 9,007 1 .33 (e) – 1 .06 33 .4
2 .78 11,209 1 .34 (e) – 1 .34 35 .0
( 8 .19 ) 1,866 1 .09 (e) – 1 .34 54 .6
12 .09 4,028 1 .09 (e) – 1 .98 51 .5
5 .71 4,910 1 .09 (e) – 1 .28 44 .4
18 .45 5,964 1 .14 (e) – 1 .25 33 .4
2 .97 (f) 5,659 1 .15 (e) – 1 .53 35 .0
( 8 .05 ) 6,935 0 .97 (e) – 1 .47 54 .6
12 .22 10,455 0 .97 (e) – 2 .11 51 .5
5 .87 10,726 0 .97 (e) – 1 .41 44 .4
18 .63 9,072 1 .02 (e) – 1 .35 33 .4
3 .09 7,123 1 .03 (e) – 1 .65 35 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class J shares
2020 $ 28.99 $ 0.03 $ 1.38 $ 1.41 ( $ 0.12) ( $ 1.32) ( $ 1.44) $ 28.96
2019 25.30 0.05 6.38 6.43 – (2.74) (2.74) 28.99
2018 25.94 – 0.27 0.27 – (0.91) (0.91) 25.30
2017 21.02 0.02 5.43 5.45 (0.06) (0.47) (0.53) 25.94
2016 21.47 0.07 0.77 0.84 – (1.29) (1.29) 21.02
Institutional shares
2020 31.00 0.06 1 .49 1.55 (0.15) (1.32) (1.47) 31.08
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
2017 22.21 0.05 5.74 5.79 (0.09) (0.47) (0.56) 27.44
2016 22.60 0.11 0.82 0.93 (0.03) (1.29) (1.32) 22.21
R-1 shares
2020 27.63 (0.14) 1.30 1.16 – (1.32) (1.32) 27.47
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39
2017 20.50 (0.13) 5.30 5.17 – (0.47) (0.47) 25.20
2016 21.11 (0.06) 0.74 0.68 – (1.29) (1.29) 20.50
R-2 shares
2020 28.17 (0.11) 1.33 1.22 – (1.32) (1.32) 28.07
2019 24.78 (0.08) 6 .21 6.13 – (2.74) (2.74) 28.17
2018 25.55 (0.13) 0.27 0.14 – (0.91) (0.91) 24.78
2017 20.76 (0.10) 5.36 5.26 – (0.47) (0.47) 25.55
2016 21.33 (0.04) 0.76 0.72 – (1.29) (1.29) 20.76
R-3 shares
2020 29.38 (0.06) 1.38 1.32 – (1.32) (1.32) 29.38
2019 25.68 (0.04) 6.48 6.44 – (2.74) (2.74) 29.38
2018 26.40 (0.09) 0.28 0.19 – (0.91) (0.91) 25.68
2017 21.40 (0.06) 5.53 5.47 – (0.47) (0.47) 26.40
2016 21.90 – 0.79 0.79 – (1.29) (1.29) 21.40
R-4 shares
2020 30.70 (0.01) 1.46 1.45 (0.05) (1.32) (1.37) 30.78
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
2018 27.33 (0.04) 0.28 0.24 – (0.91) (0.91) 26.66
2017 22.11 (0.02) 5.73 5.71 (0.02) (0.47) (0.49) 27.33
2016 22.55 0.04 0.81 0.85 – (1.29) (1.29) 22.11
R-5 shares
2020 30.53 0.03 1.44 1.47 (0.11) (1.32) (1.43) 30.57
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30.53
2018 27.13 (0.01) 0.29 0.28 – (0.91) (0.91) 26.50
2017 21.96 0.01 5.68 5.69 (0.05) (0.47) (0.52) 27.13
2016 22.38 0.07 0.80 0.87 – (1.29) (1.29) 21.96
R-6 shares
2020 30.97 0.09 1.49 1.58 (0.18) (1.32) (1.50) 31.05
2019 26.83 0.13 6.80 6.93 (0.05) (2.74) (2.79) 30.97
2018 27.42 0.06 0.30 0.36 (0.04) (0.91) (0.95) 26.83
2017 (g) 22.98 0.05 4.97 5.02 (0.11) (0.47) (0.58) 27.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.98% (b),(c) $ 310,404 0.79% (d) 0.82% (e) 0.12% 13.9%
29.45 (b) 325,426 0.83 (d) 0.86 (e) 0.21 13.6
0.98 (b) 275,443 0.82 (d) 0.85 (e) 0.00 25.8
26.44 (b) 302,971 0.82 (d) 0.85 (e) 0.07 15.4
4.35 (b) 261,105 0.82 (d) 0.85 (e) 0.35 22.4
5.08 12,106,903 0.69 (f) – 0.21 13.9
29.61 12,070,133 0.70 (f) – 0.34 13.6
1.12 10,720,328 0.69 (f) – 0.13 25.8
26.58 11,396,657 0.68 (f) – 0.18 15.4
4.49 (c) 5,356,398 0.68 – 0.49 22.4
4.27 89,600 1.46 – (0.54) 13.9
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
25.65 86,677 1.47 – (0.59) 15.4
3.63 66,856 1.47 – (0.30) 22.4
4.41 17,535 1.33 – (0.40) 13.9
28.79 23,256 1.34 – (0.31) 13.6
0.47 22,931 1.34 – (0.51) 25.8
25.77 28,455 1.34 – (0.45) 15.4
3.79 28,422 1.34 – (0.18) 22.4
4.61 (c) 66,616 1.15 – (0.22) 13.9
29.01 83,961 1.16 – (0.14) 13.6
0.65 99,735 1.16 – (0.33) 25.8
25.98 122,849 1.16 – (0.27) 15.4
4.02 123,971 1.16 – 0.00 22.4
4.82 71,485 0.96 – (0.04) 13.9
29.23 76,985 0.97 – 0.02 13.6
0.81 87,620 0.97 – (0.14) 25.8
26.27 127,947 0.97 – (0.07) 15.4
4.18 145,709 0.97 – 0.19 22.4
4.93 (c) 325,105 0.84 – 0.09 13.9
29.39 387,741 0.85 – 0.19 13.6
0.97 337,245 0.85 – (0.02) 25.8
26.39 378,762 0.85 – 0.04 15.4
4.31 304,581 0.85 – 0.31 22.4
5.20 4,054,486 0.60 (f) – 0.29 13.9
29.71 2,431,236 0.60 (f) – 0.45 13.6
1.24 1,442,924 0.59 (f) – 0.21 25.8
22.33 (h) 784,496 0.60 (f),(i) – 0.20 (i) 15.4 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2020 $ 6 .40 ( $ 0 .04 ) $ 2 .39 $ 2 .35 $ – ( $ 0 .36 ) ( $ 0 .36 ) $ 8 .39
2019 7 .05 ( 0 .03 ) 0 .49 0 .46 – ( 1 .11 ) ( 1 .11 ) 6 .40
2018 7 .13 ( 0 .03 ) 0 .26 0 .23 – ( 0 .31 ) ( 0 .31 ) 7 .05
2017 5 .50 ( 0 .02 ) 1 .66 1 .64 ( 0 .01 ) – ( 0 .01 ) 7 .13
2016 5 .84 0 .01 ( 0 .19 ) ( 0 .18 ) – ( 0 .16 ) ( 0 .16 ) 5 .50
Institutional shares
2020 8 .48 ( 0 .04 ) 3 .22 3 .18 – ( 0 .36 ) ( 0 .36 ) 11 .30
2019 8 .92 ( 0 .02 ) 0 .69 0 .67 – ( 1 .11 ) ( 1 .11 ) 8 .48
2018 8 .92 ( 0 .02 ) 0 .33 0 .31 – ( 0 .31 ) ( 0 .31 ) 8 .92
2017 6 .88 ( 0 .01 ) 2 .07 2 .06 ( 0 .02 ) – ( 0 .02 ) 8 .92
2016 7 .25 0 .02 ( 0 .23 ) ( 0 .21 ) – ( 0 .16 ) ( 0 .16 ) 6 .88
R-1 shares
2020 6 .63 ( 0 .09 ) 2 .48 2 .39 – ( 0 .36 ) ( 0 .36 ) 8 .66
2019 7 .29 ( 0 .07 ) 0 .52 0 .45 – ( 1 .11 ) ( 1 .11 ) 6 .63
2018 7 .41 ( 0 .08 ) 0 .27 0 .19 – ( 0 .31 ) ( 0 .31 ) 7 .29
2017 5 .74 ( 0 .06 ) 1 .73 1 .67 – – – 7 .41
2016 6 .12 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) – ( 0 .16 ) ( 0 .16 ) 5 .74
R-2 shares
2020 7 .27 ( 0 .08 ) 2 .72 2 .64 – ( 0 .36 ) ( 0 .36 ) 9 .55
2019 7 .86 ( 0 .07 ) 0 .59 0 .52 – ( 1 .11 ) ( 1 .11 ) 7 .27
2018 7 .96 ( 0 .07 ) 0 .28 0 .21 – ( 0 .31 ) ( 0 .31 ) 7 .86
2017 6 .15 ( 0 .05 ) 1 .86 1 .81 – – – 7 .96
2016 6 .54 ( 0 .02 ) ( 0 .21 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 6 .15
R-3 shares
2020 7 .84 ( 0 .07 ) 2 .94 2 .87 – ( 0 .36 ) ( 0 .36 ) 10 .35
2019 8 .37 ( 0 .06 ) 0 .64 0 .58 – ( 1 .11 ) ( 1 .11 ) 7 .84
2018 8 .44 ( 0 .07 ) 0 .31 0 .24 – ( 0 .31 ) ( 0 .31 ) 8 .37
2017 6 .51 ( 0 .04 ) 1 .97 1 .93 – – – 8 .44
2016 6 .91 – ( 0 .24 ) ( 0 .24 ) – ( 0 .16 ) ( 0 .16 ) 6 .51
R-4 shares
2020 8 .38 ( 0 .06 ) 3 .16 3 .10 – ( 0 .36 ) ( 0 .36 ) 11 .12
2019 8 .85 ( 0 .05 ) 0 .69 0 .64 – ( 1 .11 ) ( 1 .11 ) 8 .38
2018 8 .88 ( 0 .05 ) 0 .33 0 .28 – ( 0 .31 ) ( 0 .31 ) 8 .85
2017 6 .85 ( 0 .03 ) 2 .06 2 .03 – – – 8 .88
2016 7 .24 – ( 0 .23 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 6 .85
R-5 shares
2020 8 .77 ( 0 .05 ) 3 .31 3 .26 – ( 0 .36 ) ( 0 .36 ) 11 .67
2019 9 .19 ( 0 .04 ) 0 .73 0 .69 – ( 1 .11 ) ( 1 .11 ) 8 .77
2018 9 .20 ( 0 .04 ) 0 .34 0 .30 – ( 0 .31 ) ( 0 .31 ) 9 .19
2017 7 .09 ( 0 .02 ) 2 .14 2 .12 ( 0 .01 ) – ( 0 .01 ) 9 .20
2016 7 .48 0 .01 ( 0 .24 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 7 .09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
38 .55% (b) ,(c) $ 93,209 0 .93% (d) 0 .96% (e) ( 0 .56 ) % 120 .6%
10 .27 (b) 71,129 0 .97 (d) 1 .00 (e) ( 0 .46 ) 104 .6
3 .26 (b) 67,918 0 .93 (d) 0 .96 (e) ( 0 .44 ) 114 .2
29 .84 (b) 64,647 0 .97 (d) 1 .00 (e) ( 0 .30 ) 128 .5
( 3 .03 ) (b) 49,592 1 .03 (d) 1 .06 (e) 0 .18 110 .3
38 .77 58,852 0 .75 (f) – ( 0 .38 ) 120 .6
10 .51 52,324 0 .75 (f) – ( 0 .25 ) 104 .6
3 .51 67,785 0 .75 (f) – ( 0 .26 ) 114 .2
30 .10 57,772 0 .75 (f) – ( 0 .08 ) 128 .5
( 2 .85 ) 41,967 0 .75 (f) – 0 .33 110 .3
37 .62 1,789 1 .55 – ( 1 .19 ) 120 .6
9 .71 1,286 1 .55 – ( 1 .05 ) 104 .6
2 .58 1,391 1 .55 – ( 1 .05 ) 114 .2
29 .09 1,321 1 .55 – ( 0 .87 ) 128 .5
( 3 .56 ) 1,275 1 .55 – ( 0 .37 ) 110 .3
37 .75 1,310 1 .42 – ( 1 .01 ) 120 .6
9 .92 2,176 1 .42 – ( 0 .92 ) 104 .6
2 .66 2,548 1 .42 – ( 0 .90 ) 114 .2
29 .43 3,764 1 .42 – ( 0 .74 ) 128 .5
( 3 .63 ) (c) 3,717 1 .42 – ( 0 .28 ) 110 .3
38 .08 (c) 13,555 1 .24 – ( 0 .87 ) 120 .6
10 .06 11,187 1 .24 – ( 0 .74 ) 104 .6
2 .86 12,807 1 .24 – ( 0 .75 ) 114 .2
29 .65 11,542 1 .24 – ( 0 .57 ) 128 .5
( 3 .44 ) 9,967 1 .24 – ( 0 .05 ) 110 .3
38 .26 4,709 1 .05 – ( 0 .68 ) 120 .6
10 .20 4,103 1 .05 – ( 0 .55 ) 104 .6
3 .18 4,997 1 .05 – ( 0 .54 ) 114 .2
29 .71 6,854 1 .05 – ( 0 .37 ) 128 .5
( 3 .14 ) 6,594 1 .05 – 0 .03 110 .3
38 .38 23,760 0 .93 – ( 0 .55 ) 120 .6
10 .40 22,099 0 .93 – ( 0 .43 ) 104 .6
3 .29 22,080 0 .93 – ( 0 .44 ) 114 .2
29 .94 19,952 0 .93 – ( 0 .26 ) 128 .5
( 3 .04 ) 16,619 0 .93 – 0 .21 110 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2020 $ 9 .53 ( $ 0 .06 ) $ 1 .98 $ 1 .92 ( $ 0 .99 ) ( $ 0 .99 ) $ 10 .46
2019 9 .35 ( 0 .05 ) 1 .37 1 .32 ( 1 .14 ) ( 1 .14 ) 9 .53
2018 10 .21 ( 0 .06 ) 0 .69 0 .63 ( 1 .49 ) ( 1 .49 ) 9 .35
2017 8 .24 ( 0 .05 ) 2 .05 2 .00 ( 0 .03 ) ( 0 .03 ) 10 .21
2016 8 .88 ( 0 .03 ) ( 0 .11 ) ( 0 .14 ) ( 0 .50 ) ( 0 .50 ) 8 .24
Institutional shares
2020 12 .10 ( 0 .04 ) 2 .56 2 .52 ( 0 .99 ) ( 0 .99 ) 13 .63
2019 11 .50 ( 0 .02 ) 1 .76 1 .74 ( 1 .14 ) ( 1 .14 ) 12 .10
2018 12 .19 ( 0 .03 ) 0 .83 0 .80 ( 1 .49 ) ( 1 .49 ) 11 .50
2017 9 .79 ( 0 .01 ) 2 .44 2 .43 ( 0 .03 ) ( 0 .03 ) 12 .19
2016 10 .42 – ( 0 .13 ) ( 0 .13 ) ( 0 .50 ) ( 0 .50 ) 9 .79
R-1 shares
2020 9 .52 ( 0 .11 ) 1 .97 1 .86 ( 0 .99 ) ( 0 .99 ) 10 .39
2019 9 .39 ( 0 .10 ) 1 .37 1 .27 ( 1 .14 ) ( 1 .14 ) 9 .52
2018 10 .30 ( 0 .11 ) 0 .69 0 .58 ( 1 .49 ) ( 1 .49 ) 9 .39
2017 8 .35 ( 0 .09 ) 2 .07 1 .98 ( 0 .03 ) ( 0 .03 ) 10 .30
2016 9 .04 ( 0 .08 ) ( 0 .11 ) ( 0 .19 ) ( 0 .50 ) ( 0 .50 ) 8 .35
R-2 shares
2020 10 .05 ( 0 .11 ) 2 .10 1 .99 ( 0 .99 ) ( 0 .99 ) 11 .05
2019 9 .83 ( 0 .09 ) 1 .45 1 .36 ( 1 .14 ) ( 1 .14 ) 10 .05
2018 10 .70 ( 0 .10 ) 0 .72 0 .62 ( 1 .49 ) ( 1 .49 ) 9 .83
2017 8 .66 ( 0 .08 ) 2 .15 2 .07 ( 0 .03 ) ( 0 .03 ) 10 .70
2016 9 .34 ( 0 .07 ) ( 0 .11 ) ( 0 .18 ) ( 0 .50 ) ( 0 .50 ) 8 .66
R-3 shares
2020 11 .12 ( 0 .10 ) 2 .33 2 .23 ( 0 .99 ) ( 0 .99 ) 12 .36
2019 10 .72 ( 0 .08 ) 1 .62 1 .54 ( 1 .14 ) ( 1 .14 ) 11 .12
2018 11 .52 ( 0 .09 ) 0 .78 0 .69 ( 1 .49 ) ( 1 .49 ) 10 .72
2017 9 .31 ( 0 .07 ) 2 .31 2 .24 ( 0 .03 ) ( 0 .03 ) 11 .52
2016 9 .99 ( 0 .06 ) ( 0 .12 ) ( 0 .18 ) ( 0 .50 ) ( 0 .50 ) 9 .31
R-4 shares
2020 11 .53 ( 0 .08 ) 2 .44 2 .36 ( 0 .99 ) ( 0 .99 ) 12 .90
2019 11 .06 ( 0 .06 ) 1 .67 1 .61 ( 1 .14 ) ( 1 .14 ) 11 .53
2018 11 .82 ( 0 .07 ) 0 .80 0 .73 ( 1 .49 ) ( 1 .49 ) 11 .06
2017 9 .53 ( 0 .05 ) 2 .37 2 .32 ( 0 .03 ) ( 0 .03 ) 11 .82
2016 10 .20 ( 0 .04 ) ( 0 .13 ) ( 0 .17 ) ( 0 .50 ) ( 0 .50 ) 9 .53
R-5 shares
2020 12 .14 ( 0 .07 ) 2 .57 2 .50 ( 0 .99 ) ( 0 .99 ) 13 .65
2019 11 .56 ( 0 .05 ) 1 .77 1 .72 ( 1 .14 ) ( 1 .14 ) 12 .14
2018 12 .28 ( 0 .06 ) 0 .83 0 .77 ( 1 .49 ) ( 1 .49 ) 11 .56
2017 9 .89 ( 0 .04 ) 2 .46 2 .42 ( 0 .03 ) ( 0 .03 ) 12 .28
2016 10 .55 ( 0 .03 ) ( 0 .13 ) ( 0 .16 ) ( 0 .50 ) ( 0 .50 ) 9 .89

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
21 .76% (b) $ 45,753 1 .19% (c) 1 .25% (d) ( 0 .65 ) % 50 .7%
17 .48 (b) 41,366 1 .27 (c) 1 .38 (d) ( 0 .55 ) 43 .2
6 .61 (b) 36,912 1 .24 (c) 1 .35 (d) ( 0 .56 ) 44 .3
24 .31 (b) 35,778 1 .29 (c) 1 .37 (d) ( 0 .49 ) 81 .6
( 1 .47 ) (b) 31,465 1 .30 (c) 1 .36 (d) ( 0 .39 ) 64 .6
22 .12 1,127,871 0 .87 (e) – ( 0 .33 ) 50 .7
17 .93 1,032,306 0 .91 (e) – ( 0 .19 ) 43 .2
6 .97 961,018 0 .91 (e) – ( 0 .22 ) 44 .3
24 .85 1,037,760 0 .94 (e) – ( 0 .13 ) 81 .6
( 1 .15 ) 1,302,544 0 .95 (e) – ( 0 .04 ) 64 .6
21 .09 1,430 1 .75 (e) – ( 1 .21 ) 50 .7
16 .80 1,438 1 .78 (e) – ( 1 .06 ) 43 .2
6 .00 1,665 1 .78 (e) – ( 1 .10 ) 44 .3
23 .75 2,266 1 .81 (e) – ( 1 .01 ) 81 .6
( 2 .03 ) 2,023 1 .82 (e) – ( 0 .90 ) 64 .6
21 .28 1,632 1 .62 (e) – ( 1 .07 ) 50 .7
16 .98 1,841 1 .65 (e) – ( 0 .94 ) 43 .2
6 .17 1,848 1 .65 (e) – ( 0 .97 ) 44 .3
23 .93 2,177 1 .68 (e) – ( 0 .88 ) 81 .6
( 1 .95 ) (f) 3,057 1 .69 (e) – ( 0 .79 ) 64 .6
21 .41 2,643 1 .44 (e) – ( 0 .89 ) 50 .7
17 .28 2,913 1 .47 (e) – ( 0 .75 ) 43 .2
6 .35 3,424 1 .47 (e) – ( 0 .78 ) 44 .3
24 .09 4,920 1 .50 (e) – ( 0 .69 ) 81 .6
( 1 .72 ) 6,088 1 .51 (e) – ( 0 .60 ) 64 .6
21 .80 2,223 1 .25 (e) – ( 0 .69 ) 50 .7
17 .39 3,004 1 .28 (e) – ( 0 .57 ) 43 .2
6 .55 3,658 1 .28 (e) – ( 0 .60 ) 44 .3
24 .37 5,191 1 .31 (e) – ( 0 .51 ) 81 .6
( 1 .58 ) 5,682 1 .32 (e) – ( 0 .41 ) 64 .6
21 .87 6,505 1 .13 (e) – ( 0 .59 ) 50 .7
17 .62 5,527 1 .16 (e) – ( 0 .44 ) 43 .2
6 .64 6,408 1 .16 (e) – ( 0 .49 ) 44 .3
24 .50 7,385 1 .19 (e) – ( 0 .39 ) 81 .6
( 1 .42 ) 7,628 1 .20 (e) – ( 0 .28 ) 64 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2020 $ 19.65 $ 0.20 ( $ 0.41) ( $ 0.21) ( $ 0.26) ( $ 0.95) ( $ 1.21) $ 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
2016 19.04 0.23 0.72 0.95 (0.18) (1.19) (1.37) 18.62
Institutional shares
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
2016 19.50 0.29 0.74 1.03 (0.24) (1.19) (1.43) 19.10
R-1 shares
2020 19.99 0.10 (0.44) ( 0 .34) (0.08) (0.95) (1.03) 18.62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
2016 19.23 0.14 0.73 0.87 (0.07) (1.19) (1.26) 18.84
R-2 shares
2020 20.72 0.12 (0.45) (0.33) (0.11) (0.95) (1.06) 19.33
2019 21.11 0.15 1.23 1.38 (0.09) (1.68) (1.77) 20.72
2018 22.46 0.14 (0.07) 0.07 (0.10) (1.32) (1.42) 21.11
2017 19.40 0.09 4.12 4.21 (0.15) (1.00) (1.15) 22.46
2016 19.75 0.16 0.77 0.93 (0.09) (1.19) (1.28) 19.40
R-3 shares
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4 .24 (0.18) (1.00) (1.18) 22.40
2016 19.71 0.20 0.75 0.95 (0.13) (1.19) (1.32) 19.34
R-4 shares
2020 20 .73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4.13 4.29 (0.20) (1.00) (1.20) 22.49
2016 19.77 0.23 0.76 0.99 (0.17) (1.19) (1.36) 19.40
R-5 shares
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19 .48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
2016 19.93 0.26 0.75 1.01 ( 0 .19) (1.19) (1.38) 19.56
R-6 shares
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83
2019 20 .74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017 (f) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.47) % (b) $ 104,139 0.41% (c) 0.44% (d) 1.15% 23.6%
8.64 (b) 121,032 0.43 (c) 0.46 (d) 1.23 16.7
0.59 (b) 120,967 0.39 (c) 0.42 (d) 1.15 14.3
22.90 (b) 131,713 0.42 (c) 0.45 (d) 0.93 23.2
5.63 (b) 105,731 0.50 (c) 0.53 (d) 1.27 17.6
(1.35) 187,318 0.23 (e) – 1.34 23.6
8.84 347,631 0.23 (e) – 1.43 16.7
0.81 422,159 0.20 (e) – 1.35 14.3
23.14 510,771 0.21 (e) – 1.14 23.2
5.96 666,562 0.20 (e) – 1.57 17.6
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
5.11 12,290 1.04 – 0.74 17.6
(1.96) 7,267 0.91 – 0.65 23.6
8.10 9,844 0.91 – 0.77 16.7
0.11 17,354 0.91 – 0.64 14.3
22.25 23,332 0.91 – 0.43 23.2
5.25 15,930 0.91 – 0.86 17.6
(1.83) 64,732 0.73 – 0.83 23.6
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0.73 – 0.83 14.3
22.50 119,455 0.73 – 0.61 23.2
5.41 104,741 0.73 – 1.05 17.6
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
5.63 104,499 0.54 – 1.23 17.6
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
5.71 196,677 0.42 – 1.35 17.6
(1.28) 479,248 0.16 (e) – 1.38 23.6
8.94 531,623 0.17 (e) – 1.48 16.7
0.85 405,426 0.16 (e) – 1.38 14.3
13.99 (g) 341,001 0.17 (e),(h) – 1.11 (h) 23.2 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class J shares
2020 $ 14.13 $ 0.16 ( $ 0.94) ( $ 0.78) ( $ 0.13) ( $ 0.57) ( $ 0.70) $ 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
2016 14.10 0.14 0.12 0.26 (0.05) (1.29) (1.34) 13.02
Institutional shares
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2.54 (0.22) – (0.22) 15.48
2016 14.26 0.18 0.11 0.29 (0.10) (1.29) (1.39) 13.16
R-1 shares
2020 13.63 0.09 (0.92) (0.83) (0.03) ( 0 .57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84
2016 13.72 0.06 0.12 0.18 – (1.29) (1.29) 12.61
R-2 shares
2020 13.79 0.11 (0.93) (0.82) (0.07) (0.57) (0.64) 12.33
2019 14.10 0.07 1.08 1.15 (0.02) (1.44) (1.46) 13.79
2018 14.97 0.03 0.03 0.06 – (0.93) (0.93) 14.10
2017 12.73 0.02 2.34 2.36 (0.12) – (0.12) 14.97
2016 13.82 0.08 0.12 0.20 – (1.29) (1.29) 12.73
R-3 shares
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
2016 14.03 0.11 0.11 0.22 (0.02) (1.29) (1.31) 12.94
R-4 shares
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0 .09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15.27
2016 14.07 0.13 0.13 0.26 (0.05) (1.29) (1.34) 12.99
R-5 shares
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
2016 14.15 0.15 0.11 0.26 (0.06) (1.29) ( 1 .35) 13.06
R-6 shares
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019 (g) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.00) % (b) $ 129,288 0.94% (c) 0.99% (d) 1.28% 65.9%
10.55 (b) 153,602 1.06 (c) 1.13 (d) 0.95 60.0
0.67 (b) 65,310 1.20 (c) 1.35 (d) 0.65 61.1
19.12 (b) 72,785 1.20 (c) 1.35 (d) 0.54 58.5
2.37 (b),(e) 65,870 1.23 (c) 1.35 (d) 1.07 131.3
(5.82) 233,785 0.72 (f) – 1.49 65.9
10.73 279,888 0.85 (f) – 1.30 60.0
0.99 824,306 0.90 (f) – 0.95 61.1
19.47 917,891 0.91 (f) – 0.84 58.5
2.69 944,079 0.94 (f) – 1.43 131.3
(6.53) 2,079 1.51 (f) – 0.70 65.9
9.97 2,775 1.61 (f) – 0.43 60.0
0.14 3,190 1.76 (f) – 0.08 61.1
18.48 4,191 1.75 (f) – 0.00 58.5
1.78 (e) 4,475 1.79 (f) – 0.52 131.3
(6.42) 1,739 1.38 (f) – 0.85 65.9
10.13 2,917 1.48 (f) – 0.57 60.0
0.21 2,579 1.63 (f) – 0.23 61.1
18.58 5,282 1.62 (f) – 0.12 58.5
2.00 5,592 1.66 (f) – 0.65 131.3
(6.24) 10,736 1.20 (f) – 1.01 65.9
10 .33 13,305 1.30 (f) – 0.74 60.0
0.45 9,098 1.45 (f) – 0.41 61.1
18.79 15,901 1.44 (f) – 0.32 58.5
2.13 20,452 1.48 (f) – 0.87 131.3
(6.04) 9,285 1.01 (f) – 1.21 65.9
10.49 13,340 1.11 (f) – 0.93 60.0
0.64 8,590 1.26 (f) – 0.60 61.1
18.99 14,907 1.25 (f) – 0.52 58.5
2.35 (e) 20,414 1.29 (f) – 1.03 131.3
(5.96) 21,576 0.89 (f) – 1.33 65.9
10.63 29,270 0.99 (f) – 1.06 60.0
0.73 27,630 1.14 (f) – 0.70 61.1
19.18 35,516 1.13 (f) – 0.66 58.5
2.49 50,945 1.17 (f) – 1.15 131.3
(5.73) 1,696,270 0.64 (f) – 1.58 65.9
5.68 (h) 1,980,217 0.64 (f),(i) – 1.33 (i) 60.0 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2020 $ 1.00 $ 0.01 $ 0.01 ( $ 0.01) ( $ 0.01) $ 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
2018 1.00 0.01 0.01 (0.01) (0.01) 1.00
2017 1.00 – – – – 1.00
2016 1.00 – – – – 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.58% (b) $ 455,689 0.41% (c) 0.68% (d) 0.49%
1.88 (b) 278,464 0.60 (c) 0.75 (d) 1.84
1.29 (b) 257,738 0.59 (c) 0.74 (d) 1.28
0.48 (b) 243,195 0.58 (c) 0.73 (d) 0.43
0.00 (b) 268,364 0.50 (c) 0.76 (d) 0.00
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual and voluntary expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2020 $ 9 .69 $ 0 .18 ( $ 1 .44 ) ( $ 1 .26 ) ( $ 0 .31 ) $ – ( $ 0 .31 ) $ 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
2016 10 .17 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 9 .40
R-1 shares
2020 9 .58 0 .10 ( 1 .44 ) ( 1 .34 ) ( 0 .22 ) – ( 0 .22 ) 8 .02
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
2016 10 .07 0 .10 ( 0 .59 ) ( 0 .49 ) ( 0 .09 ) ( 0 .19 ) ( 0 .28 ) 9 .30
R-2 shares
2020 9 .61 0 .11 ( 1 .44 ) ( 1 .33 ) ( 0 .24 ) – ( 0 .24 ) 8 .04
2019 10 .03 0 .20 0 .16 0 .36 ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 9 .61
2018 11 .44 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .03
2017 9 .32 0 .13 2 .10 2 .23 ( 0 .11 ) – ( 0 .11 ) 11 .44
2016 10 .09 0 .12 ( 0 .59 ) ( 0 .47 ) ( 0 .11 ) ( 0 .19 ) ( 0 .30 ) 9 .32
R-3 shares
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
2016 10 .08 0 .14 ( 0 .59 ) ( 0 .45 ) ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 9 .31
R-4 shares
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46
2016 10 .12 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 9 .35
R-5 shares
2020 9 .64 0 .16 ( 1 .45 ) ( 1 .29 ) ( 0 .28 ) – ( 0 .28 ) 8 .07
2019 10 .07 0 .25 0 .15 0 .40 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 9 .64
2018 11 .47 0 .22 ( 1 .29 ) ( 1 .07 ) ( 0 .18 ) ( 0 .15 ) ( 0 .33 ) 10 .07
2017 9 .36 0 .18 2 .10 2 .28 ( 0 .17 ) – ( 0 .17 ) 11 .47
2016 10 .12 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .16 ) ( 0 .19 ) ( 0 .35 ) 9 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 13 .63 ) % $ 2,314,374 0 .96% (b) 2 .07% 79 .6%
5 .38 2,580,956 1 .04 (b) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (b) 2 .21 45 .9
25 .17 3,634,802 1 .04 (b) 1 .94 50 .5
( 3 .88 ) 3,080,741 1 .07 (b) 2 .05 31 .8
( 14 .40 ) 13 1 .82 (b) 1 .17 79 .6
4 .40 15 1 .91 (b) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (b) 1 .38 45 .9
24 .16 19 1 .91 (b) 1 .15 50 .5
( 4 .82 ) 21 1 .94 (b) 1 .05 31 .8
( 14 .34 ) 11 1 .69 (b) 1 .31 79 .6
4 .61 13 1 .78 (b) 2 .19 47 .8
( 10 .14 ) 13 1 .76 (b) 1 .49 45 .9
24 .25 14 1 .78 (b) 1 .22 50 .5
( 4 .63 ) 14 1 .81 (b) 1 .29 31 .8
( 14 .13 ) 407 1 .51 (b) 1 .52 79 .6
4 .82 499 1 .60 (b) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (b) 1 .67 45 .9
24 .35 650 1 .60 (b) 1 .50 50 .5
( 4 .43 ) 321 1 .63 (b) 1 .49 31 .8
( 13 .99 ) 481 1 .32 (b) 1 .70 79 .6
5 .05 530 1 .41 (b) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (b) 1 .88 45 .9
24 .64 569 1 .41 (b) 1 .63 50 .5
( 4 .28 ) 546 1 .44 (b) 1 .71 31 .8
( 13 .90 ) 500 1 .20 (b) 1 .82 79 .6
5 .08 596 1 .29 (b) 2 .69 47 .8
( 9 .62 ) 631 1 .27 (b) 2 .01 45 .9
24 .75 657 1 .29 (b) 1 .73 50 .5
( 4 .15 ) (c) 501 1 .32 (b) 1 .81 31 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2020 $ 52 .09 $ 0 .61 $ 4 .60 $ 5 .21 ( $ 0 .63 ) ( $ 3 .67 ) ( $ 4 .30 ) $ 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
2016 60 .21 0 .86 0 .39 1 .25 ( 0 .87 ) ( 2 .35 ) ( 3 .22 ) 58 .24
R-1 shares
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
2016 59 .14 0 .37 0 .38 0 .75 ( 0 .49 ) ( 2 .35 ) ( 2 .84 ) 57 .05
R-2 shares
2020 50 .63 0 .25 4 .43 4 .68 ( 0 .10 ) ( 3 .67 ) ( 3 .77 ) 51 .54
2019 63 .18 0 .36 5 .67 6 .03 ( 0 .38 ) ( 18 .20 ) ( 18 .58 ) 50 .63
2018 63 .62 0 .60 3 .48 4 .08 ( 0 .39 ) ( 4 .13 ) ( 4 .52 ) 63 .18
2017 57 .24 0 .34 11 .51 11 .85 ( 0 .38 ) ( 5 .09 ) ( 5 .47 ) 63 .62
2016 59 .28 0 .43 0 .40 0 .83 ( 0 .52 ) ( 2 .35 ) ( 2 .87 ) 57 .24
R-3 shares
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
2016 59 .22 0 .53 0 .40 0 .93 ( 0 .58 ) ( 2 .35 ) ( 2 .93 ) 57 .22
R-4 shares
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
2016 59 .66 0 .65 0 .40 1 .05 ( 0 .67 ) ( 2 .35 ) ( 3 .02 ) 57 .69
R-5 shares
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40
2016 59 .86 0 .72 0 .39 1 .11 ( 0 .75 ) ( 2 .35 ) ( 3 .10 ) 57 .87

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .42% $ 717,175 0 .47% (b) 1 .21% 35 .4%
17 .85 683,345 0 .47 (b) 1 .49 35 .4
7 .35 683,933 0 .47 (b) 1 .53 36 .3
22 .97 1,385,593 0 .47 (b) 1 .30 20 .1
2 .27 1,399,596 0 .47 1 .49 34 .5
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
1 .38 (c) 2,904 1 .33 0 .65 34 .5
9 .57 952 1 .24 0 .51 35 .4
16 .94 2,203 1 .24 0 .75 35 .4
6 .55 3,249 1 .22 0 .94 36 .3
22 .06 3,807 1 .20 0 .57 20 .1
1 .54 3,393 1 .20 0 .76 34 .5
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
1 .70 (c) 29,886 1 .02 0 .94 34 .5
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (c) 22,400 0 .83 0 .93 20 .1
1 .90 (c) 20,833 0 .83 1 .13 34 .5
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
2 .03 49,392 0 .71 1 .25 34 .5
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2020 $ 13 .34 $ 0 .28 $ 0 .47 $ 0 .75 ( $ 0 .31 ) ( $ 0 .57 ) ( $ 0 .88 ) $ 13 .21
2019 13 .20 0 .35 0 .81 1 .16 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 13 .34
2018 13 .95 0 .36 ( 0 .45 ) ( 0 .09 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 13 .20
2017 13 .20 0 .26 1 .01 1 .27 ( 0 .24 ) ( 0 .28 ) ( 0 .52 ) 13 .95
2016 13 .44 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 13 .20
Institutional shares
2020 13 .40 0 .30 0 .47 0 .77 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 13 .27
2019 13 .26 0 .38 0 .80 1 .18 ( 0 .36 ) ( 0 .68 ) ( 1 .04 ) 13 .40
2018 14 .01 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .30 ) ( 0 .68 ) 13 .26
2017 13 .26 0 .29 1 .01 1 .30 ( 0 .27 ) ( 0 .28 ) ( 0 .55 ) 14 .01
2016 13 .50 0 .25 0 .16 0 .41 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 13 .26
R-1 shares
2020 13 .34 0 .19 0 .47 0 .66 ( 0 .22 ) ( 0 .57 ) ( 0 .79 ) 13 .21
2019 13 .18 0 .28 0 .79 1 .07 ( 0 .23 ) ( 0 .68 ) ( 0 .91 ) 13 .34
2018 13 .92 0 .26 ( 0 .45 ) ( 0 .19 ) ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 13 .18
2017 13 .15 0 .17 1 .01 1 .18 ( 0 .13 ) ( 0 .28 ) ( 0 .41 ) 13 .92
2016 13 .38 0 .15 0 .14 0 .29 ( 0 .12 ) ( 0 .40 ) ( 0 .52 ) 13 .15
R-2 shares
2020 13 .34 0 .22 0 .45 0 .67 ( 0 .18 ) ( 0 .57 ) ( 0 .75 ) 13 .26
2019 13 .19 0 .28 0 .81 1 .09 ( 0 .26 ) ( 0 .68 ) ( 0 .94 ) 13 .34
2018 13 .92 0 .27 ( 0 .44 ) ( 0 .17 ) ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 13 .19
2017 13 .15 0 .19 1 .01 1 .20 ( 0 .15 ) ( 0 .28 ) ( 0 .43 ) 13 .92
2016 13 .39 0 .15 0 .15 0 .30 ( 0 .14 ) ( 0 .40 ) ( 0 .54 ) 13 .15
R-3 shares
2020 13 .28 0 .23 0 .46 0 .69 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 13 .15
2019 13 .12 0 .30 0 .82 1 .12 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 13 .28
2018 13 .87 0 .32 ( 0 .47 ) ( 0 .15 ) ( 0 .30 ) ( 0 .30 ) ( 0 .60 ) 13 .12
2017 13 .12 0 .21 1 .01 1 .22 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 13 .87
2016 13 .36 0 .18 0 .14 0 .32 ( 0 .16 ) ( 0 .40 ) ( 0 .56 ) 13 .12
R-4 shares
2020 13 .32 0 .26 0 .46 0 .72 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 13 .19
2019 13 .17 0 .35 0 .79 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .32
2018 13 .91 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .17
2017 13 .16 0 .24 1 .00 1 .24 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 13 .91
2016 13 .40 0 .21 0 .14 0 .35 ( 0 .19 ) ( 0 .40 ) ( 0 .59 ) 13 .16
R-5 shares
2020 13 .33 0 .27 0 .47 0 .74 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 13 .21
2019 13 .19 0 .35 0 .80 1 .15 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 13 .33
2018 13 .94 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 13 .19
2017 13 .19 0 .26 1 .00 1 .26 ( 0 .23 ) ( 0 .28 ) ( 0 .51 ) 13 .94
2016 13 .43 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 13 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .91% (c) $ 206,711 0 .18% (d) 0 .21% (e) 2 .18% 31 .1%
9 .71 (c) 212,675 0 .19 (d) 0 .22 (e) 2 .72 37 .4
( 0 .72 ) (c) 215,753 0 .18 (d) 0 .21 (e) 2 .62 21 .7
9 .99 (c) 248,655 0 .17 (d) 0 .20 (e) 1 .91 13 .0
2 .98 (c) 245,736 0 .22 (d) 0 .25 (e) 1 .71 15 .1
6 .06 409,464 0 .02 – 2 .33 31 .1
9 .86 414,444 0 .02 – 2 .94 37 .4
( 0 .55 ) 464,671 0 .01 – 2 .91 21 .7
10 .15 628,211 0 .00 – 2 .16 13 .0
3 .25 768,118 0 .03 – 1 .94 15 .1
5 .14 4,183 0 .89 – 1 .43 31 .1
8 .92 3,967 0 .89 – 2 .18 37 .4
( 1 .41 ) 4,818 0 .89 – 1 .93 21 .7
9 .22 6,335 0 .88 – 1 .27 13 .0
2 .33 7,515 0 .91 – 1 .19 15 .1
5 .28 3,084 0 .76 – 1 .68 31 .1
9 .07 3,517 0 .76 – 2 .14 37 .4
( 1 .26 ) 5,658 0 .76 – 1 .96 21 .7
9 .39 6,997 0 .75 – 1 .40 13 .0
2 .37 8,387 0 .78 – 1 .19 15 .1
5 .48 25,428 0 .58 – 1 .79 31 .1
9 .35 26,022 0 .58 – 2 .36 37 .4
( 1 .16 ) 29,905 0 .58 – 2 .34 21 .7
9 .56 42,175 0 .57 – 1 .57 13 .0
2 .60 50,539 0 .60 – 1 .37 15 .1
5 .65 9,381 0 .39 – 2 .04 31 .1
9 .52 11,749 0 .39 – 2 .71 37 .4
( 0 .90 ) 16,391 0 .39 – 2 .51 21 .7
9 .77 22,920 0 .38 – 1 .78 13 .0
2 .80 29,697 0 .41 – 1 .61 15 .1
5 .82 24,198 0 .27 – 2 .12 31 .1
9 .59 27,348 0 .27 – 2 .76 37 .4
( 0 .83 ) 44,323 0 .27 – 2 .58 21 .7
9 .87 52,651 0 .26 – 1 .98 13 .0
2 .95 73,347 0 .29 – 1 .70 15 .1
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2020 $ 10 .26 $ 0 .22 $ 0 .37 $ 0 .59 ( $ 0 .23 ) ( $ 0 .96 ) ( $ 1 .19 ) $ 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
2016 10 .76 0 .19 0 .08 0 .27 ( 0 .18 ) ( 0 .68 ) ( 0 .86 ) 10 .17
R-1 shares
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
2016 10 .47 0 .10 0 .08 0 .18 ( 0 .07 ) ( 0 .68 ) ( 0 .75 ) 9 .90
R-2 shares
2020 10 .05 0 .17 0 .34 0 .51 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .45
2019 9 .97 0 .21 0 .65 0 .86 ( 0 .19 ) ( 0 .59 ) ( 0 .78 ) 10 .05
2018 10 .79 0 .21 ( 0 .33 ) ( 0 .12 ) ( 0 .20 ) ( 0 .50 ) ( 0 .70 ) 9 .97
2017 9 .94 0 .14 0 .97 1 .11 ( 0 .10 ) ( 0 .16 ) ( 0 .26 ) 10 .79
2016 10 .52 0 .12 0 .07 0 .19 ( 0 .09 ) ( 0 .68 ) ( 0 .77 ) 9 .94
R-3 shares
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
2016 10 .53 0 .13 0 .08 0 .21 ( 0 .12 ) ( 0 .68 ) ( 0 .80 ) 9 .94
R-4 shares
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
2016 10 .60 0 .15 0 .09 0 .24 ( 0 .14 ) ( 0 .68 ) ( 0 .82 ) 10 .02
R-5 shares
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87
2016 10 .62 0 .16 0 .09 0 .25 ( 0 .15 ) ( 0 .68 ) ( 0 .83 ) 10 .04

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .20% $ 273,028 0 .02% 2 .30% 31 .2%
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
2 .91 556,606 0 .02 1 .87 13 .9
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
2 .07 8,405 0 .90 1 .03 13 .9
5 .37 1,676 0 .76 1 .78 31 .2
9 .61 2,441 0 .76 2 .21 37 .5
( 1 .23 ) 3,812 0 .76 2 .06 23 .6
11 .47 5,612 0 .76 1 .33 19 .8
2 .19 8,043 0 .77 1 .19 13 .9
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
2 .38 73,860 0 .59 1 .36 13 .9
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
2 .62 44,908 0 .40 1 .52 13 .9
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
2 .75 68,496 0 .28 1 .65 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2020 $ 14 .26 $ 0 .29 $ 0 .50 $ 0 .79 ( $ 0 .29 ) ( $ 0 .87 ) ( $ 1 .16 ) $ 13 .89
2019 13 .78 0 .34 1 .04 1 .38 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 14 .26
2018 14 .66 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .37 ) ( 0 .42 ) ( 0 .79 ) 13 .78
2017 13 .32 0 .24 1 .56 1 .80 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 14 .66
2016 14 .10 0 .21 0 .10 0 .31 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 13 .32
Institutional shares
2020 14 .35 0 .31 0 .52 0 .83 ( 0 .32 ) ( 0 .87 ) ( 1 .19 ) 13 .99
2019 13 .86 0 .37 1 .04 1 .41 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 14 .35
2018 14 .74 0 .42 ( 0 .49 ) ( 0 .07 ) ( 0 .39 ) ( 0 .42 ) ( 0 .81 ) 13 .86
2017 13 .40 0 .27 1 .56 1 .83 ( 0 .26 ) ( 0 .23 ) ( 0 .49 ) 14 .74
2016 14 .19 0 .24 0 .10 0 .34 ( 0 .23 ) ( 0 .90 ) ( 1 .13 ) 13 .40
R-1 shares
2020 14 .22 0 .19 0 .50 0 .69 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 13 .86
2019 13 .71 0 .27 1 .02 1 .29 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .22
2018 14 .59 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 13 .71
2017 13 .26 0 .16 1 .54 1 .70 ( 0 .14 ) ( 0 .23 ) ( 0 .37 ) 14 .59
2016 14 .04 0 .13 0 .09 0 .22 ( 0 .10 ) ( 0 .90 ) ( 1 .00 ) 13 .26
R-2 shares
2020 14 .23 0 .23 0 .49 0 .72 ( 0 .21 ) ( 0 .87 ) ( 1 .08 ) 13 .87
2019 13 .70 0 .27 1 .04 1 .31 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .23
2018 14 .57 0 .31 ( 0 .48 ) ( 0 .17 ) ( 0 .28 ) ( 0 .42 ) ( 0 .70 ) 13 .70
2017 13 .24 0 .17 1 .54 1 .71 ( 0 .15 ) ( 0 .23 ) ( 0 .38 ) 14 .57
2016 14 .02 0 .15 0 .08 0 .23 ( 0 .11 ) ( 0 .90 ) ( 1 .01 ) 13 .24
R-3 shares
2020 14 .18 0 .23 0 .51 0 .74 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .82
2019 13 .69 0 .29 1 .03 1 .32 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .18
2018 14 .57 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .42 ) ( 0 .73 ) 13 .69
2017 13 .24 0 .19 1 .55 1 .74 ( 0 .18 ) ( 0 .23 ) ( 0 .41 ) 14 .57
2016 14 .02 0 .17 0 .10 0 .27 ( 0 .15 ) ( 0 .90 ) ( 1 .05 ) 13 .24
R-4 shares
2020 14 .22 0 .28 0 .49 0 .77 ( 0 .26 ) ( 0 .87 ) ( 1 .13 ) 13 .86
2019 13 .73 0 .35 1 .00 1 .35 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 14 .22
2018 14 .60 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .33 ) ( 0 .42 ) ( 0 .75 ) 13 .73
2017 13 .28 0 .23 1 .53 1 .76 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .60
2016 14 .06 0 .19 0 .10 0 .29 ( 0 .17 ) ( 0 .90 ) ( 1 .07 ) 13 .28
R-5 shares
2020 14 .26 0 .28 0 .51 0 .79 ( 0 .28 ) ( 0 .87 ) ( 1 .15 ) 13 .90
2019 13 .77 0 .33 1 .04 1 .37 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 14 .26
2018 14 .66 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .42 ) ( 0 .77 ) 13 .77
2017 13 .32 0 .25 1 .54 1 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 14 .66
2016 14 .10 0 .21 0 .10 0 .31 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 13 .32

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .86% (c) ,(d) $ 832,258 0 .16% (e) 0 .19% (f) 2 .12% 21 .7%
10 .94 (c) 880,475 0 .17 (e) 0 .20 (f) 2 .47 34 .2
( 0 .72 ) (c) 878,626 0 .17 (e) 0 .20 (f) 2 .59 20 .4
13 .99 (c) 966,158 0 .17 (e) 0 .20 (f) 1 .75 14 .2
2 .53 (c) 900,189 0 .20 (e) 0 .23 (f) 1 .64 12 .0
5 .99 2,298,787 0 .01 – 2 .28 21 .7
11 .15 2,553,165 0 .01 – 2 .74 34 .2
( 0 .56 ) 2,869,014 0 .01 – 2 .91 20 .4
14 .10 3,661,569 0 .01 – 1 .97 14 .2
2 .71 3,948,810 0 .02 – 1 .83 12 .0
5 .09 (d) 17,992 0 .88 – 1 .42 21 .7
10 .22 20,527 0 .88 – 1 .97 34 .2
( 1 .50 ) 26,253 0 .88 – 1 .96 20 .4
13 .16 34,952 0 .88 – 1 .15 14 .2
1 .82 40,455 0 .90 – 0 .99 12 .0
5 .20 16,927 0 .75 – 1 .67 21 .7
10 .36 21,714 0 .75 – 1 .96 34 .2
( 1 .31 ) 26,429 0 .75 – 2 .15 20 .4
13 .27 44,802 0 .75 – 1 .23 14 .2
1 .92 48,551 0 .77 – 1 .13 12 .0
5 .42 110,479 0 .57 – 1 .74 21 .7
10 .51 127,255 0 .57 – 2 .16 34 .2
( 1 .16 ) 151,279 0 .57 – 2 .38 20 .4
13 .51 214,250 0 .57 – 1 .41 14 .2
2 .19 235,954 0 .59 – 1 .31 12 .0
5 .57 47,227 0 .38 – 2 .09 21 .7
10 .74 73,232 0 .38 – 2 .57 34 .2
( 0 .93 ) 113,348 0 .38 – 2 .41 20 .4
13 .66 149,079 0 .38 – 1 .65 14 .2
2 .37 182,490 0 .40 – 1 .48 12 .0
5 .73 158,936 0 .26 – 2 .05 21 .7
10 .90 194,723 0 .26 – 2 .44 34 .2
( 0 .91 ) 237,085 0 .26 – 2 .61 20 .4
13 .86 275,166 0 .26 – 1 .83 14 .2
2 .50 375,444 0 .28 – 1 .62 12 .0
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2020 $ 11 .75 $ 0 .24 $ 0 .43 $ 0 .67 ( $ 0 .25 ) ( $ 0 .53 ) ( $ 0 .78 ) $ 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
2017 10 .51 0 .20 1 .44 1 .64 ( 0 .19 ) ( 0 .19 ) ( 0 .38 ) 11 .77
2016 11 .17 0 .17 0 .07 0 .24 ( 0 .17 ) ( 0 .73 ) ( 0 .90 ) 10 .51
R-1 shares
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
2017 10 .26 0 .11 1 .39 1 .50 ( 0 .10 ) ( 0 .19 ) ( 0 .29 ) 11 .47
2016 10 .92 0 .09 0 .05 0 .14 ( 0 .07 ) ( 0 .73 ) ( 0 .80 ) 10 .26
R-2 shares
2020 11 .48 0 .17 0 .39 0 .56 ( 0 .16 ) ( 0 .53 ) ( 0 .69 ) 11 .35
2019 10 .93 0 .20 0 .91 1 .11 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 11 .48
2018 11 .51 0 .22 ( 0 .34 ) ( 0 .12 ) ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 10 .93
2017 10 .28 0 .12 1 .41 1 .53 ( 0 .11 ) ( 0 .19 ) ( 0 .30 ) 11 .51
2016 10 .95 0 .11 0 .04 0 .15 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 10 .28
R-3 shares
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
2017 10 .30 0 .14 1 .40 1 .54 ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 11 .52
2016 10 .97 0 .12 0 .05 0 .17 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 10 .30
R-4 shares
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
2017 10 .39 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 11 .63
2016 11 .06 0 .13 0 .06 0 .19 ( 0 .13 ) ( 0 .73 ) ( 0 .86 ) 10 .39
R-5 shares
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10
2017 10 .44 0 .18 1 .42 1 .60 ( 0 .17 ) ( 0 .19 ) ( 0 .36 ) 11 .68
2016 11 .10 0 .15 0 .06 0 .21 ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .93% $ 1,225,564 0 .01% 2 .16% 33 .4%
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
16 .08 1,316,450 0 .01 1 .84 22 .0
2 .50 1,247,487 0 .02 1 .69 13 .7
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
14 .99 15,858 0 .88 1 .02 22 .0
1 .55 14,810 0 .89 0 .89 13 .7
5 .06 11,672 0 .75 1 .55 33 .4
10 .98 12,515 0 .75 1 .80 34 .9
( 1 .21 ) 13,705 0 .75 1 .96 26 .0
15 .20 15,766 0 .75 1 .11 22 .0
1 .68 18,268 0 .76 1 .06 13 .7
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
15 .37 175,880 0 .57 1 .33 22 .0
1 .88 172,896 0 .58 1 .18 13 .7
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
15 .67 91,191 0 .38 1 .49 22 .0
2 .01 96,203 0 .39 1 .28 13 .7
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
15 .72 141,431 0 .26 1 .62 22 .0
2 .23 143,138 0 .27 1 .44 13 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2020 $ 14 .77 $ 0 .29 $ 0 .53 $ 0 .82 ( $ 0 .29 ) ( $ 0 .63 ) ( $ 0 .92 ) $ 14 .67
2019 14 .24 0 .31 1 .23 1 .54 ( 0 .30 ) ( 0 .71 ) ( 1 .01 ) 14 .77
2018 15 .18 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 14 .24
2017 13 .38 0 .21 2 .09 2 .30 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 15 .18
2016 14 .37 0 .19 0 .01 0 .20 ( 0 .18 ) ( 1 .01 ) ( 1 .19 ) 13 .38
Institutional shares
2020 14 .83 0 .31 0 .53 0 .84 ( 0 .31 ) ( 0 .63 ) ( 0 .94 ) 14 .73
2019 14 .29 0 .35 1 .22 1 .57 ( 0 .32 ) ( 0 .71 ) ( 1 .03 ) 14 .83
2018 15 .23 0 .43 ( 0 .50 ) ( 0 .07 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 14 .29
2017 13 .43 0 .25 2 .08 2 .33 ( 0 .24 ) ( 0 .29 ) ( 0 .53 ) 15 .23
2016 14 .43 0 .22 – 0 .22 ( 0 .21 ) ( 1 .01 ) ( 1 .22 ) 13 .43
R-1 shares
2020 14 .68 0 .18 0 .53 0 .71 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 14 .58
2019 14 .12 0 .23 1 .22 1 .45 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .68
2018 15 .05 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 14 .12
2017 13 .28 0 .13 2 .05 2 .18 ( 0 .12 ) ( 0 .29 ) ( 0 .41 ) 15 .05
2016 14 .26 0 .11 – 0 .11 ( 0 .08 ) ( 1 .01 ) ( 1 .09 ) 13 .28
R-2 shares
2020 14 .75 0 .22 0 .51 0 .73 ( 0 .20 ) ( 0 .63 ) ( 0 .83 ) 14 .65
2019 14 .18 0 .24 1 .22 1 .46 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .75
2018 15 .10 0 .30 ( 0 .48 ) ( 0 .18 ) ( 0 .27 ) ( 0 .47 ) ( 0 .74 ) 14 .18
2017 13 .31 0 .14 2 .07 2 .21 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 15 .10
2016 14 .29 0 .13 – 0 .13 ( 0 .10 ) ( 1 .01 ) ( 1 .11 ) 13 .31
R-3 shares
2020 14 .73 0 .23 0 .52 0 .75 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 14 .63
2019 14 .19 0 .27 1 .21 1 .48 ( 0 .23 ) ( 0 .71 ) ( 0 .94 ) 14 .73
2018 15 .12 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 14 .19
2017 13 .34 0 .17 2 .06 2 .23 ( 0 .16 ) ( 0 .29 ) ( 0 .45 ) 15 .12
2016 14 .33 0 .15 – 0 .15 ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 13 .34
R-4 shares
2020 15 .28 0 .30 0 .53 0 .83 ( 0 .25 ) ( 0 .63 ) ( 0 .88 ) 15 .23
2019 14 .69 0 .34 1 .22 1 .56 ( 0 .26 ) ( 0 .71 ) ( 0 .97 ) 15 .28
2018 15 .62 0 .36 ( 0 .49 ) ( 0 .13 ) ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .69
2017 13 .76 0 .21 2 .13 2 .34 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .62
2016 14 .75 0 .18 – 0 .18 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .76
R-5 shares
2020 14 .79 0 .28 0 .53 0 .81 ( 0 .27 ) ( 0 .63 ) ( 0 .90 ) 14 .70
2019 14 .26 0 .31 1 .22 1 .53 ( 0 .29 ) ( 0 .71 ) ( 1 .00 ) 14 .79
2018 15 .19 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 14 .26
2017 13 .40 0 .23 2 .05 2 .28 ( 0 .20 ) ( 0 .29 ) ( 0 .49 ) 15 .19
2016 14 .39 0 .20 ( 0 .01 ) 0 .19 ( 0 .17 ) ( 1 .01 ) ( 1 .18 ) 13 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .64% (c) $ 1,169,328 0 .17% (d) 0 .20% (e) 2 .02% 33 .4%
12 .06 (c) 1,197,486 0 .18 (d) 0 .21 (e) 2 .24 23 .0
( 0 .80 ) (c) 1,146,825 0 .17 (d) 0 .20 (e) 2 .48 23 .8
17 .74 (c) 1,217,752 0 .18 (d) 0 .21 (e) 1 .53 20 .9
1 .68 (c) 1,066,715 0 .22 (d) 0 .25 (e) 1 .47 15 .2
5 .79 3,592,487 0 .01 – 2 .16 33 .4
12 .31 3,620,578 0 .01 – 2 .47 23 .0
( 0 .65 ) 3,625,771 0 .01 – 2 .86 23 .8
17 .89 4,468,390 0 .01 – 1 .76 20 .9
1 .88 4,517,455 0 .02 – 1 .66 15 .2
4 .92 21,726 0 .88 – 1 .27 33 .4
11 .34 22,286 0 .88 – 1 .65 23 .0
( 1 .49 ) 24,982 0 .88 – 1 .90 23 .8
16 .83 33,711 0 .88 – 0 .91 20 .9
1 .03 34,738 0 .90 – 0 .87 15 .2
5 .05 22,870 0 .75 – 1 .56 33 .4
11 .40 25,321 0 .75 – 1 .74 23 .0
( 1 .34 ) 28,262 0 .75 – 2 .00 23 .8
17 .04 46,339 0 .75 – 1 .02 20 .9
1 .14 47,988 0 .77 – 0 .97 15 .2
5 .22 141,979 0 .57 – 1 .60 33 .4
11 .62 153,293 0 .57 – 1 .92 23 .0
( 1 .17 ) 163,571 0 .57 – 2 .27 23 .8
17 .18 218,611 0 .57 – 1 .21 20 .9
1 .35 233,975 0 .59 – 1 .13 15 .2
5 .50 65,940 0 .38 – 2 .01 33 .4
11 .78 89,004 0 .38 – 2 .37 23 .0
( 0 .97 ) 129,933 0 .38 – 2 .34 23 .8
17 .47 171,835 0 .38 – 1 .43 20 .9
1 .50 184,624 0 .40 – 1 .34 15 .2
5 .60 212,626 0 .26 – 1 .96 33 .4
11 .94 245,044 0 .26 – 2 .21 23 .0
( 0 .85 ) 268,734 0 .26 – 2 .49 23 .8
17 .53 297,179 0 .26 – 1 .64 20 .9
1 .66 374,343 0 .28 – 1 .48 15 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2020 $ 12 .49 $ 0 .24 $ 0 .50 $ 0 .74 ( $ 0 .26 ) ( $ 0 .63 ) ( $ 0 .89 ) $ 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
2017 11 .03 0 .20 1 .85 2 .05 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 12 .62
2016 11 .52 0 .16 ( 0 .05 ) 0 .11 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .03
R-1 shares
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
2017 10 .80 0 .10 1 .82 1 .92 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 12 .35
2016 11 .29 0 .07 ( 0 .06 ) 0 .01 ( 0 .06 ) ( 0 .44 ) ( 0 .50 ) 10 .80
R-2 shares
2020 12 .20 0 .17 0 .46 0 .63 ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 12 .03
2019 11 .70 0 .18 1 .05 1 .23 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 12 .20
2018 12 .34 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 11 .70
2017 10 .79 0 .10 1 .83 1 .93 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 12 .34
2016 11 .28 0 .09 ( 0 .06 ) 0 .03 ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .79
R-3 shares
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
2017 10 .85 0 .13 1 .82 1 .95 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 12 .40
2016 11 .34 0 .11 ( 0 .06 ) 0 .05 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .85
R-4 shares
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
2017 10 .92 0 .15 1 .84 1 .99 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 12 .49
2016 11 .41 0 .12 ( 0 .05 ) 0 .07 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 10 .92
R-5 shares
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90
2017 10 .97 0 .16 1 .84 2 .00 ( 0 .14 ) ( 0 .29 ) ( 0 .43 ) 12 .54
2016 11 .45 0 .13 ( 0 .04 ) 0 .09 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 10 .97

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .02% $ 1,043,617 0 .01% 2 .04% 37 .1%
12 .43 955,390 0 .01 2 .35 25 .9
0 .04 942,246 0 .01 2 .44 20 .2
19 .29 1,014,681 0 .01 1 .68 30 .6
1 .11 973,792 0 .02 1 .48 15 .2
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
18 .35 12,731 0 .88 0 .89 30 .6
0 .21 12,700 0 .89 0 .65 15 .2
5 .24 11,095 0 .75 1 .46 37 .1
11 .57 12,399 0 .76 1 .59 25 .9
( 0 .62 ) 12,201 0 .75 1 .61 20 .2
18 .44 14,244 0 .75 0 .90 30 .6
0 .37 13,427 0 .76 0 .84 15 .2
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
18 .58 115,904 0 .57 1 .16 30 .6
0 .56 111,881 0 .58 1 .00 15 .2
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
18 .88 72,336 0 .38 1 .28 30 .6
0 .71 70,656 0 .39 1 .08 15 .2
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
18 .91 108,479 0 .26 1 .40 30 .6
0 .92 107,447 0 .27 1 .24 15 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2020 $ 15 .61 $ 0 .28 $ 0 .59 $ 0 .87 ( $ 0 .28 ) ( $ 0 .81 ) ( $ 1 .09 ) $ 15 .39
2019 15 .15 0 .30 1 .36 1 .66 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 15 .61
2018 16 .06 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .59 ) ( 0 .92 ) 15 .15
2017 13 .99 0 .21 2 .51 2 .72 ( 0 .19 ) ( 0 .46 ) ( 0 .65 ) 16 .06
2016 14 .78 0 .18 ( 0 .09 ) 0 .09 ( 0 .16 ) ( 0 .72 ) ( 0 .88 ) 13 .99
Institutional shares
2020 15 .77 0 .30 0 .60 0 .90 ( 0 .31 ) ( 0 .81 ) ( 1 .12 ) 15 .55
2019 15 .29 0 .34 1 .37 1 .71 ( 0 .32 ) ( 0 .91 ) ( 1 .23 ) 15 .77
2018 16 .20 0 .41 ( 0 .37 ) 0 .04 ( 0 .36 ) ( 0 .59 ) ( 0 .95 ) 15 .29
2017 14 .10 0 .24 2 .53 2 .77 ( 0 .21 ) ( 0 .46 ) ( 0 .67 ) 16 .20
2016 14 .91 0 .21 ( 0 .09 ) 0 .12 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 14 .10
R-1 shares
2020 15 .55 0 .17 0 .59 0 .76 ( 0 .16 ) ( 0 .81 ) ( 0 .97 ) 15 .34
2019 15 .08 0 .21 1 .35 1 .56 ( 0 .18 ) ( 0 .91 ) ( 1 .09 ) 15 .55
2018 15 .98 0 .24 ( 0 .33 ) ( 0 .09 ) ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 15 .08
2017 13 .92 0 .12 2 .49 2 .61 ( 0 .09 ) ( 0 .46 ) ( 0 .55 ) 15 .98
2016 14 .71 0 .09 ( 0 .09 ) – ( 0 .07 ) ( 0 .72 ) ( 0 .79 ) 13 .92
R-2 shares
2020 15 .60 0 .21 0 .56 0 .77 ( 0 .20 ) ( 0 .81 ) ( 1 .01 ) 15 .36
2019 15 .09 0 .21 1 .38 1 .59 ( 0 .17 ) ( 0 .91 ) ( 1 .08 ) 15 .60
2018 15 .99 0 .27 ( 0 .34 ) ( 0 .07 ) ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 15 .09
2017 13 .93 0 .13 2 .50 2 .63 ( 0 .11 ) ( 0 .46 ) ( 0 .57 ) 15 .99
2016 14 .72 0 .11 ( 0 .10 ) 0 .01 ( 0 .08 ) ( 0 .72 ) ( 0 .80 ) 13 .93
R-3 shares
2020 15 .52 0 .22 0 .58 0 .80 ( 0 .22 ) ( 0 .81 ) ( 1 .03 ) 15 .29
2019 15 .06 0 .25 1 .35 1 .60 ( 0 .23 ) ( 0 .91 ) ( 1 .14 ) 15 .52
2018 15 .96 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 15 .06
2017 13 .90 0 .16 2 .50 2 .66 ( 0 .14 ) ( 0 .46 ) ( 0 .60 ) 15 .96
2016 14 .71 0 .13 ( 0 .10 ) 0 .03 ( 0 .12 ) ( 0 .72 ) ( 0 .84 ) 13 .90
R-4 shares
2020 15 .56 0 .29 0 .55 0 .84 ( 0 .25 ) ( 0 .81 ) ( 1 .06 ) 15 .34
2019 15 .10 0 .31 1 .32 1 .63 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .56
2018 15 .99 0 .32 ( 0 .33 ) ( 0 .01 ) ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 15 .10
2017 13 .94 0 .19 2 .48 2 .67 ( 0 .16 ) ( 0 .46 ) ( 0 .62 ) 15 .99
2016 14 .74 0 .16 ( 0 .09 ) 0 .07 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .94
R-5 shares
2020 15 .67 0 .27 0 .59 0 .86 ( 0 .27 ) ( 0 .81 ) ( 1 .08 ) 15 .45
2019 15 .20 0 .29 1 .37 1 .66 ( 0 .28 ) ( 0 .91 ) ( 1 .19 ) 15 .67
2018 16 .10 0 .34 ( 0 .33 ) 0 .01 ( 0 .32 ) ( 0 .59 ) ( 0 .91 ) 15 .20
2017 14 .02 0 .23 2 .48 2 .71 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 16 .10
2016 14 .83 0 .18 ( 0 .10 ) 0 .08 ( 0 .17 ) ( 0 .72 ) ( 0 .89 ) 14 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .67% (c) $ 753,868 0 .18% (d) 0 .21% (e) 1 .86% 32 .8%
12 .47 (c) 752,041 0 .20 (d) 0 .23 (e) 2 .01 14 .6
( 0 .03 ) (c) 700,995 0 .19 (d) 0 .22 (e) 2 .14 16 .0
20 .15 (c) 732,742 0 .19 (d) 0 .22 (e) 1 .39 26 .6
0 .78 (c) 625,617 0 .24 (d) 0 .27 (e) 1 .28 17 .9
5 .79 2,615,276 0 .01 – 2 .02 32 .8
12 .72 2,569,620 0 .01 – 2 .25 14 .6
0 .13 2,529,716 0 .01 – 2 .53 16 .0
20 .45 3,129,453 0 .01 – 1 .64 26 .6
0 .94 3,052,072 0 .02 – 1 .50 17 .9
4 .90 15,714 0 .88 – 1 .11 32 .8
11 .68 17,042 0 .88 – 1 .45 14 .6
( 0 .71 ) 19,314 0 .88 – 1 .50 16 .0
19 .37 22,891 0 .88 – 0 .82 26 .6
0 .08 24,595 0 .90 – 0 .69 17 .9
4 .99 19,481 0 .75 – 1 .42 32 .8
11 .83 22,592 0 .75 – 1 .40 14 .6
( 0 .54 ) 22,726 0 .75 – 1 .67 16 .0
19 .50 36,466 0 .75 – 0 .87 26 .6
0 .19 32,821 0 .77 – 0 .79 17 .9
5 .22 97,748 0 .57 – 1 .46 32 .8
12 .01 99,952 0 .57 – 1 .72 14 .6
( 0 .37 ) 106,971 0 .57 – 1 .95 16 .0
19 .78 144,641 0 .57 – 1 .10 26 .6
0 .36 146,325 0 .59 – 0 .98 17 .9
5 .45 48,722 0 .38 – 1 .94 32 .8
12 .24 68,656 0 .38 – 2 .13 14 .6
( 0 .15 ) 90,529 0 .38 – 2 .01 16 .0
19 .89 119,680 0 .38 – 1 .32 26 .6
0 .62 127,949 0 .40 – 1 .17 17 .9
5 .56 159,934 0 .26 – 1 .80 32 .8
12 .40 173,689 0 .26 – 1 .98 14 .6
( 0 .07 ) 183,317 0 .26 – 2 .16 16 .0
20 .08 202,032 0 .26 – 1 .54 26 .6
0 .66 261,210 0 .28 – 1 .32 17 .9
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2020 $ 13 .12 $ 0 .24 $ 0 .48 $ 0 .72 ( $ 0 .25 ) ( $ 0 .64 ) ( $ 0 .89 ) $ 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
2016 11 .76 0 .16 ( 0 .07 ) 0 .09 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .25
R-1 shares
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
2016 11 .42 0 .07 ( 0 .09 ) ( 0 .02 ) ( 0 .05 ) ( 0 .44 ) ( 0 .49 ) 10 .91
R-2 shares
2020 12 .68 0 .15 0 .45 0 .60 ( 0 .15 ) ( 0 .64 ) ( 0 .79 ) 12 .49
2019 12 .10 0 .17 1 .14 1 .31 ( 0 .16 ) ( 0 .57 ) ( 0 .73 ) 12 .68
2018 12 .64 0 .18 ( 0 .23 ) ( 0 .05 ) ( 0 .19 ) ( 0 .30 ) ( 0 .49 ) 12 .10
2017 10 .90 0 .09 2 .06 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .64
2016 11 .42 0 .09 ( 0 .09 ) – ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .90
R-3 shares
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
2016 11 .51 0 .10 ( 0 .08 ) 0 .02 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .99
R-4 shares
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
2016 11 .59 0 .11 ( 0 .07 ) 0 .04 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 11 .07
R-5 shares
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88
2016 11 .61 0 .13 ( 0 .08 ) 0 .05 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 11 .09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .57% $ 780,234 0 .01% 1 .90% 32 .5%
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
0 .86 634,436 0 .03 1 .41 14 .7
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
( 0 .11 ) 6,930 0 .90 0 .63 14 .7
4 .81 9,459 0 .76 1 .24 32 .5
11 .98 9,777 0 .76 1 .39 19 .2
( 0 .52 ) 10,384 0 .76 1 .44 20 .9
20 .35 11,164 0 .76 0 .74 33 .7
0 .04 10,083 0 .77 0 .81 14 .7
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
0 .26 70,524 0 .59 0 .91 14 .7
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
0 .40 40,967 0 .40 1 .00 14 .7
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
0 .50 87,897 0 .28 1 .17 14 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2020 $ 15 .35 $ 0 .25 $ 0 .54 $ 0 .79 ( $ 0 .26 ) ( $ 0 .82 ) ( $ 1 .08 ) $ 15 .06
2019 14 .81 0 .27 1 .38 1 .65 ( 0 .27 ) ( 0 .84 ) ( 1 .11 ) 15 .35
2018 15 .56 0 .31 ( 0 .28 ) 0 .03 ( 0 .32 ) ( 0 .46 ) ( 0 .78 ) 14 .81
2017 13 .38 0 .17 2 .62 2 .79 ( 0 .16 ) ( 0 .45 ) ( 0 .61 ) 15 .56
2016 14 .10 0 .15 ( 0 .11 ) 0 .04 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .38
Institutional shares
2020 15 .84 0 .29 0 .55 0 .84 ( 0 .29 ) ( 0 .82 ) ( 1 .11 ) 15 .57
2019 15 .24 0 .31 1 .43 1 .74 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 15 .84
2018 15 .99 0 .39 ( 0 .33 ) 0 .06 ( 0 .35 ) ( 0 .46 ) ( 0 .81 ) 15 .24
2017 13 .74 0 .22 2 .68 2 .90 ( 0 .20 ) ( 0 .45 ) ( 0 .65 ) 15 .99
2016 14 .47 0 .19 ( 0 .11 ) 0 .08 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 13 .74
R-1 shares
2020 15 .61 0 .15 0 .54 0 .69 ( 0 .13 ) ( 0 .82 ) ( 0 .95 ) 15 .35
2019 15 .01 0 .22 1 .38 1 .60 ( 0 .16 ) ( 0 .84 ) ( 1 .00 ) 15 .61
2018 15 .75 0 .22 ( 0 .30 ) ( 0 .08 ) ( 0 .20 ) ( 0 .46 ) ( 0 .66 ) 15 .01
2017 13 .55 0 .09 2 .65 2 .74 ( 0 .09 ) ( 0 .45 ) ( 0 .54 ) 15 .75
2016 14 .27 0 .08 ( 0 .11 ) ( 0 .03 ) ( 0 .07 ) ( 0 .62 ) ( 0 .69 ) 13 .55
R-2 shares
2020 15 .64 0 .20 0 .52 0 .72 ( 0 .19 ) ( 0 .82 ) ( 1 .01 ) 15 .35
2019 15 .01 0 .19 1 .43 1 .62 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 15 .64
2018 15 .76 0 .24 ( 0 .29 ) ( 0 .05 ) ( 0 .24 ) ( 0 .46 ) ( 0 .70 ) 15 .01
2017 13 .55 0 .10 2 .66 2 .76 ( 0 .10 ) ( 0 .45 ) ( 0 .55 ) 15 .76
2016 14 .27 0 .10 ( 0 .12 ) ( 0 .02 ) ( 0 .08 ) ( 0 .62 ) ( 0 .70 ) 13 .55
R-3 shares
2020 15 .60 0 .20 0 .56 0 .76 ( 0 .21 ) ( 0 .82 ) ( 1 .03 ) 15 .33
2019 15 .02 0 .23 1 .41 1 .64 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 15 .60
2018 15 .77 0 .29 ( 0 .32 ) ( 0 .03 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 15 .02
2017 13 .56 0 .14 2 .65 2 .79 ( 0 .13 ) ( 0 .45 ) ( 0 .58 ) 15 .77
2016 14 .30 0 .12 ( 0 .12 ) – ( 0 .12 ) ( 0 .62 ) ( 0 .74 ) 13 .56
R-4 shares
2020 15 .71 0 .27 0 .52 0 .79 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .44
2019 15 .12 0 .27 1 .40 1 .67 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .71
2018 15 .86 0 .30 ( 0 .30 ) – ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 15 .12
2017 13 .64 0 .17 2 .65 2 .82 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .86
2016 14 .37 0 .15 ( 0 .12 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .64
R-5 shares
2020 15 .76 0 .25 0 .55 0 .80 ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .49
2019 15 .17 0 .28 1 .41 1 .69 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 15 .76
2018 15 .92 0 .31 ( 0 .29 ) 0 .02 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 15 .17
2017 13 .67 0 .20 2 .65 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .92
2016 14 .40 0 .17 ( 0 .13 ) 0 .04 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 13 .67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .18% (c) $ 237,515 0 .22% (d) 0 .25% (e) 1 .74% 26 .9%
12 .60 (c) 238,083 0 .24 (d) 0 .27 (e) 1 .84 17 .3
0 .01 (c) 220,530 0 .23 (d) 0 .26 (e) 2 .00 16 .9
21 .65 (c) 230,498 0 .24 (d) 0 .27 (e) 1 .23 29 .6
0 .41 (c) 194,644 0 .36 (d) 0 .39 (e) 1 .11 17 .0
5 .37 1,754,692 0 .01 – 1 .91 26 .9
12 .92 1,693,422 0 .01 – 2 .10 17 .3
0 .20 1,623,713 0 .01 – 2 .42 16 .9
21 .96 1,943,020 0 .01 – 1 .50 29 .6
0 .72 1,769,456 0 .03 – 1 .42 17 .0
4 .50 (f) 10,957 0 .88 – 1 .01 26 .9
11 .93 12,804 0 .88 – 1 .52 17 .3
( 0 .65 ) 13,369 0 .88 – 1 .41 16 .9
20 .87 15,806 0 .88 – 0 .66 29 .6
( 0 .12 ) 16,051 0 .90 – 0 .62 17 .0
4 .58 15,037 0 .75 – 1 .31 26 .9
12 .05 15,492 0 .75 – 1 .28 17 .3
( 0 .50 ) 16,119 0 .75 – 1 .52 16 .9
21 .08 24,926 0 .75 – 0 .71 29 .6
( 0 .07 ) 21,050 0 .77 – 0 .73 17 .0
4 .87 68,182 0 .57 – 1 .35 26 .9
12 .24 67,825 0 .57 – 1 .57 17 .3
( 0 .33 ) 69,167 0 .57 – 1 .83 16 .9
21 .30 84,500 0 .57 – 0 .96 29 .6
0 .09 77,168 0 .59 – 0 .90 17 .0
5 .03 36,458 0 .38 – 1 .78 26 .9
12 .44 45,136 0 .38 – 1 .84 17 .3
( 0 .12 ) 48,573 0 .38 – 1 .88 16 .9
21 .46 64,566 0 .38 – 1 .20 29 .6
0 .35 64,127 0 .40 – 1 .11 17 .0
5 .12 104,577 0 .26 – 1 .66 26 .9
12 .60 103,868 0 .26 – 1 .88 17 .3
( 0 .04 ) 114,158 0 .26 – 1 .91 16 .9
21 .67 105,711 0 .26 – 1 .40 29 .6
0 .45 155,397 0 .28 – 1 .25 17 .0
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2020 $ 14 .00 $ 0 .24 $ 0 .47 $ 0 .71 ( $ 0 .25 ) ( $ 0 .59 ) ( $ 0 .84 ) $ 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
2016 12 .04 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 11 .59
R-1 shares
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
2016 11 .66 0 .05 ( 0 .09 ) ( 0 .04 ) ( 0 .06 ) ( 0 .35 ) ( 0 .41 ) 11 .21
R-2 shares
2020 13 .51 0 .14 0 .45 0 .59 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 13 .36
2019 12 .78 0 .15 1 .26 1 .41 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .51
2018 13 .22 0 .17 ( 0 .22 ) ( 0 .05 ) ( 0 .20 ) ( 0 .19 ) ( 0 .39 ) 12 .78
2017 11 .24 0 .07 2 .29 2 .36 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 13 .22
2016 11 .70 0 .07 ( 0 .10 ) ( 0 .03 ) ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 11 .24
R-3 shares
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
2016 11 .77 0 .09 ( 0 .09 ) – ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 11 .32
R-4 shares
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
2016 11 .85 0 .10 ( 0 .08 ) 0 .02 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 11 .40
R-5 shares
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49
2016 11 .89 0 .11 ( 0 .07 ) 0 .04 ( 0 .13 ) ( 0 .35 ) ( 0 .48 ) 11 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .07% $ 421,577 0 .02% 1 .81% 28 .0%
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
0 .61 234,603 0 .04 1 .29 11 .5
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (c) 0 .50 39 .4
( 0 .20 ) 2,723 0 .90 (c) 0 .43 11 .5
4 .31 4,835 0 .76 1 .10 28 .0
12 .08 4,308 0 .76 1 .17 15 .5
( 0 .49 ) 4,413 0 .76 1 .28 19 .6
21 .57 4,097 0 .76 (c) 0 .55 39 .4
( 0 .10 ) 2,743 0 .77 (c) 0 .62 11 .5
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (c) 0 .81 39 .4
0 .16 21,628 0 .59 (c) 0 .79 11 .5
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (c) 0 .98 39 .4
0 .28 15,452 0 .40 (c) 0 .89 11 .5
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (c) 1 .13 39 .4
0 .44 28,139 0 .28 (c) 1 .02 11 .5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2020 $ 14.61 $ 0.21 $ 0.47 $ 0.68 ( $ 0.22) ( $ 0.60) ( $ 0.82) $ 14.47
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
2018 14.05 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.68
2017 11.86 0.11 2.46 2.57 (0.13) (0.25) (0.38) 14.05
2016 12.19 0.12 (0.09) 0.03 (0.13) (0.23) (0.36) 11.86
Institutional shares
2020 14.72 0.25 0.49 0.74 (0.26) (0.60) (0.86) 14.60
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
2018 14.14 0.31 (0.27) 0.04 (0.30) (0.09) (0.39) 13.79
2017 11.93 0.16 2.47 2.63 (0.17) (0.25) (0.42) 14.14
2016 12.26 0.15 (0.09) 0.06 (0.16) (0.23) (0.39) 11.93
R-1 shares
2020 14.32 0.14 0.45 0.59 (0.12) ( 0 .60) (0.72) 14.19
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
2018 13.79 0.18 (0.26) (0.08) (0.19) (0.09) (0.28) 13.43
2017 11.67 0.05 2.41 2.46 (0.09) (0.25) (0.34) 13.79
2016 12.03 0.02 (0.06) (0.04) (0.09) (0.23) (0.32) 11.67
R-2 shares
2020 14.39 0.14 0.48 0.62 (0.18) (0.60) (0.78) 14.23
2019 13.48 0.16 1.35 1.51 (0.17) (0.43) (0.60) 14.39
2018 13.85 0.18 (0.24) (0.06) (0.22) (0.09) (0.31) 13.48
2017 11.72 0.07 2.41 2.48 (0.10) (0.25) (0.35) 13.85
2016 12.06 0.06 (0.08) (0.02) (0.09) (0.23) (0.32) 11.72
R-3 shares
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
2018 13.98 0.24 (0.28) (0.04) (0.24) (0.09) (0.33) 13.61
2017 11.82 0.09 2.44 2 .53 (0.12) (0.25) (0.37) 13.98
2016 12.15 0.09 (0.08) 0.01 (0.11) (0.23) (0.34) 11.82
R-4 shares
2020 14.57 0.24 0.44 0.68 (0.21) (0.60) (0.81) 14.44
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) (0.65) 14.57
2018 14.01 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.64
2017 11.83 0.12 2.45 2.57 (0.14) (0.25) (0.39) 14.01
2016 12.16 0.13 (0.10) 0.03 (0.13) (0.23) (0.36) 11.83
R-5 shares
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61
2018 14.05 0.24 (0.24) – (0.27) (0.09) (0.36) 13.69
2017 11.86 0.15 2.43 2.58 (0.14) (0.25) (0.39) 14.05
2016 12.19 0.13 (0.10) 0.03 (0.13) (0.23) (0.36) 11.86

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.61% (c) $ 11,740 0.38% (d) 0.58% (e) 1.49% 22.9%
12.54 (c) 10,924 0.38 (d) 0.64 (e) 1.58 12.6
(0.24) (c) 8,891 0.38 (d) 0.57 (e) 1.76 24.0
22.22 (c) 8,481 0.38 (d) – 0.87 34.2
0.26 (c) 5,164 0.39 (d) – 1.06 15.2
5.02 385,276 0.02 – 1.75 22.9
12.88 319,472 0.03 (f) – 1.87 12.6
0.19 244,280 0.03 (f) – 2.16 24.0
22.63 215,561 0.04 (f) – 1.25 34.2
0.51 131,082 0.05 (f) – 1.25 15.2
4.08 1,935 0.89 – 1.02 22.9
11.91 2,165 0.89 – 1.13 12.6
(0.67) 1,651 0.89 (f) – 1.27 24.0
21.59 1,705 0.89 (f) – 0.41 34.2
(0.32) 1,099 0.91 (f) – 0.20 15.2
4.27 3,173 0.76 – 1.00 22.9
12.09 1,997 0.76 – 1.18 12.6
(0.55) 1,884 0.76 (f) – 1.26 24.0
21.66 1,703 0.76 (f) – 0.52 34.2
(0.14) 947 0.78 (f) – 0.53 15.2
4.45 14,091 0.58 – 1.23 22.9
12.27 12,016 0.58 – 1.40 12.6
(0.38) 10,034 0.58 (f) – 1.65 24.0
21.88 9,160 0.58 (f) – 0.69 34.2
0.07 5,126 0.60 (f) – 0.78 15.2
4.67 5,851 0.39 – 1.72 22.9
12.53 6,603 0.39 – 1.72 12 .6
(0.25) 6,285 0.39 (f) – 1.77 24.0
22.23 7,153 0 .39 (f) – 0.95 34.2
0.25 4,573 0.41 (f) – 1.08 15.2
4.76 20,854 0.27 – 1.46 22.9
12.62 16,867 0.27 – 1.73 12.6
(0.07) 14,963 0.27 (f) – 1.66 24.0
22.33 10,987 0.27 (f) – 1.14 34.2
0.31 7,534 0.29 (f) – 1.11 15.2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2020 $ 11 .19 $ 0 .14 $ 0 .44 $ 0 .58 ( $ 0 .19 ) ( $ 0 .25 ) ( $ 0 .44 ) $ 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
2017 (d) 10 .00 – 0 .45 0 .45 – – – 10 .45
R-1 shares
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
2017 (d) 10 .00 ( 0 .01 ) 0 .44 0 .43 – – – 10 .43
R-2 shares
2020 11 .06 0 .24 0 .25 0 .49 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 11 .16
2019 10 .17 0 .10 1 .07 1 .17 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .06
2018 10 .44 ( 0 .02 ) ( 0 .05 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .17
2017 (d) 10 .00 ( 0 .01 ) 0 .45 0 .44 – – – 10 .44
R-3 shares
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
2017 (d) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-4 shares
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
2017 (d) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-5 shares
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24
2017 (d) 10 .00 – 0 .44 0 .44 – – – 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .15% $ 26,561 0 .08% (c) 1 .28% 55 .1%
12 .82 11,938 0 .10 (c) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (c) 0 .23 195 .7
4 .50 (e) 10 0 .10 (c) ,(f) 0 .24 (f) 0 .0 (f)
4 .34 58 0 .93 (c) 2 .64 55 .1
11 .93 136 0 .93 (c) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (c) ( 0 .36 ) 195 .7
4 .30 (e) 10 0 .93 (c) ,(f) ( 0 .59 ) (f) 0 .0 (f)
4 .38 213 0 .80 (c) 2 .22 55 .1
12 .06 255 0 .80 (c) 0 .99 51 .6
( 0 .76 ) 150 0 .80 (c) ( 0 .15 ) 195 .7
4 .40 (e) 10 0 .80 (c) ,(f) ( 0 .46 ) (f) 0 .0 (f)
4 .55 1,590 0 .62 (c) 1 .00 55 .1
12 .19 2,256 0 .62 (c) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (c) ( 0 .23 ) 195 .7
4 .40 (e) 10 0 .62 (c) ,(f) ( 0 .28 ) (f) 0 .0 (f)
4 .73 505 0 .43 (c) 1 .55 55 .1
12 .48 427 0 .43 (c) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (c) 0 .14 195 .7
4 .40 (e) 10 0 .43 (c) ,(f) ( 0 .09 ) (f) 0 .0 (f)
4 .81 1,898 0 .31 (c) 0 .52 55 .1
12 .60 711 0 .31 (c) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (c) 0 .07 195 .7
4 .40 (e) 10 0 .31 (c) ,(f) 0 .03 (f) 0 .0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Reflects Manager's contractual expense limit.
(d) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
lected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2020 $ 11.39 $ 0.21 $ 0.48 $ 0.69 ( $ 0.26) ( $ 0.07) ( $ 0.33) $ 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018 (f) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
2016 9.86 0.16 0.19 0.35 (0.15) – (0.15) 10.06
R-3 shares
2020 11.37 0.11 0.55 0.66 (0.25) (0.07) (0.32) 11.71
2019 (j) 10.74 0.02 0.61 0.63 – – – 11.37
R-5 shares
2020 11.40 0.20 0.49 0.69 (0.27) ( 0 .07) (0.34) 11.75
2019 (j) 10.74 0.05 0.61 0.66 – – – 11.40
R-6 shares
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98
2016 9.86 0.19 0.16 0.35 (0.15) – (0.15) 10.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.21% (c) $ 29,710 0.28% (d) 0.31% (e) 1.84% 32.4%
9 .44 (c) 19,129 0.30 (d) 0.44 (e) 1.67 31.5
(1.48) (c),(g) 7,117 0.30 (d),(h) 1.32 (e),(h) 0.42 (h) 40.9 (h)
6.54 19,501 0.05 (i) – 2.46 32.4
9.63 22,269 0.05 (i) – 2.41 31.5
(0.56) 29,429 0.05 (i) – 2.34 40.9
11.12 31,809 0.05 (i) – 1.50 49.3
3.67 12,207 0.05 (i) – 1.62 27.7
5.96 105 0.59 (i) – 0.92 32.4
5.87 (g) 31 0.59 (h),(i) – 0.31 (h) 31.5 (h)
6.20 70 0.28 (i) – 1.73 32.4
6.15 (g) 42 0.28 (h),(i) – 0.66 (h) 31.5 (h)
6.55 56,576 0.02 (i) – 2.34 32.4
9.73 61,079 0.02 (i) – 1.32 31.5
(0.65) 14,245 0.02 (i) – 1.04 40.9
11.32 1,925 0.02 (i) – 0.60 49.3
3.67 11 0.02 (i) – 1.92 27.7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2020 $ 11.54 $ 0.20 $ 0.53 $ 0.73 ( $ 0.26) ( $ 0.09) ( $ 0.35) $ 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
2018 (f) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
2016 9.93 0.15 0.19 0.34 (0.16) – (0.16) 10.11
R-3 shares
2020 11.56 0.18 0.50 0.68 (0.26) (0.09) (0.35) 11.89
2019 (j) 10.88 0.01 0.67 0.68 – – – 11.56
R-5 shares
2020 11.58 0.10 0.62 0.72 (0.27) (0.09) (0.36) 11.94
2019 (j) 10.88 0.04 0.66 0.70 – – – 11.58
R-6 shares
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 (0.15) (0.05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22
2016 9.92 0.19 0.16 0.35 (0.16) – (0.16) 10.11

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.38% (c) $ 87,239 0.20% (d) 0.23% (e) 1.71% 26.7%
9 .89 (c) 44,553 0.28 (d) 0.31 (e) 1.42 21.4
(1.72) (c),(g) 12,536 0.30 (d),(h) 1.07 (e),(h) 0.27 (h) 33.7 (h)
6.50 49,188 0.05 (i) – 2.83 26.7
10.11 81,108 0.05 (i) – 2.34 21.4
(0.50) 94,427 0.05 (i) – 2.45 33.7
13.24 113,534 0.05 (i) – 1.49 20.6
3.48 43,541 0.05 (i) – 1.51 14.7
5.92 703 0.58 (i) – 1.52 26.7
6.25 (g) 496 0.58 (h),(i) – 0.14 (h) 21.4 (h)
6.29 1,413 0.27 (i) – 0.86 26.7
6.43 (g) 357 0.28 (h),(i) – 0.46 (h) 21.4 (h)
6.53 212,655 0.02 (i) – 2.28 26.7
10.16 205,364 0.02 (i) – 1.04 21.4
(0.57) 35,759 0.02 (i) – 0.94 33.7
13.34 7,123 0.02 (i) – 0.46 20.6
3.58 11 0.02 (i) – 1.90 14.7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2020 $ 11.84 $ 0.20 $ 0.55 $ 0.75 ( $ 0.26) ( $ 0.13) ( $ 0.39) $ 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018 (f) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
2016 9.97 0.10 0.23 0.33 (0.17) (0.01) (0.18) 10.12
R-3 shares
2020 11.84 0.14 0.55 0.69 (0.25) (0.13) (0.38) 12 .15
2019 (j) 11.13 – 0.71 0.71 – – – 11.84
R-5 shares
2020 11.86 0.19 0.54 0.73 (0.26) (0.13) (0.39) 12.20
2019 (j) 11.13 0.02 0.71 0.73 – – – 11.86
R-6 shares
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45
2016 9.97 0.18 0.16 0.34 (0.17) (0.01) (0.18) 10.13

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.36% (c) $ 95,483 0.20% (d) 0.23% (e) 1.70% 18.6%
10 .24 (c) 48,991 0.28 (d) 0.31 (e) 1.42 22.5
(2.03) (c),(g) 13,840 0.30 (d),(h) 0.84 (e),(h) 0.09 (h) 23.3 (h)
6.46 58,524 0.05 (i) – 2.38 18.6
10.48 63,839 0.05 (i) – 2.17 22.5
(0.53) 75,318 0.05 (i) – 2.25 23.3
15.19 77,660 0.05 (i) – 1.10 18.3
3.32 12,863 0.05 (i) – 0.98 25.5
5.92 388 0.58 (i) – 1.18 18.6
6.38 (g) 164 0.59 (h),(i) – (0.06) (h) 22.5 (h)
6.25 949 0.27 (i) – 1.58 18.6
6.56 (g) 410 0.28 (h),(i) – 0.30 (h) 22.5 (h)
6.49 161,907 0.02 (i) – 2.11 18.6
10.52 129,870 0.02 (i) – 1.13 22.5
(0.53) 35,044 0.02 (i) – 1.13 23.3
15.17 11,946 0.02 (i) – 0.33 18.3
3.42 11 0.02 (i) – 1.86 25.5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2020 $ 11.99 $ 0.19 $ 0.57 $ 0.76 ( $ 0.25) ( $ 0.18) ( $ 0.43) $ 12.32
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
2018 (f) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.14 0.19 0.33 (0.16) – (0.16) 10.16
R-3 shares
2020 11.99 0.23 0.50 0.73 (0.26) (0.18) (0.44) 12.28
2019 (j) 11.26 (0.01) 0.74 0.73 – – – 11.99
R-5 shares
2020 12.02 0.02 0.74 0.76 (0.27) (0.18) (0.45) 12.33
2019 (j) 11.26 0.01 0.75 0.76 – – – 12.02
R-6 shares
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.18 0.15 0.33 (0.16) – (0.16) 10.16

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.42% (c) $ 78,987 0.22% (d) 0.25% (e) 1.60% 26.7%
10 .56 (c) 40,498 0.30 (d) 0.37 (e) 1.25 16.3
(2.43) (c),(g) 11,583 0.30 (d),(h) 1.09 (e),(h) (0.04) (h) 25.9 (h)
6.64 60,462 0.05 (i) – 2.92 26.7
10.88 93,111 0.05 (i) – 2.14 16.3
(0.56) 93,545 0.05 (i) – 2.31 25.9
16.98 105,598 0.05 (i) – 1.38 20.5
3.41 45,779 0.05 (i) – 1.42 12.1
6.16 485 0.58 (i) – 1.94 26.7
6.48 (g) 426 0.58 (h),(i) – (0.16) (h) 16.3 (h)
6.38 2,806 0.27 (i) – 0.14 26.7
6.75 (g) 42 0.27 (h),(i) – 0.12 (h) 16.3 (h)
6.67 194,059 0.02 (i) – 2.15 26.7
10.83 161,196 0.02 (i) – 1.15 16.3
(0.55) 53,746 0.02 (i) – 0.79 25.9
16.98 11,772 0.02 (i) – 0.24 20.5
3.41 11 0.02 (i) – 1.79 12.1
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2020 $ 12.28 $ 0.18 $ 0.55 $ 0.73 ( $ 0.26) ( $ 0.19) ( $ 0.45) $ 12.56
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018 (f) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2020 12.33 0 .28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 (0.18) (0.03) (0.21) 11.83
2016 10.02 0.10 0.22 0.32 (0.16) – (0.16) 10.18
R-3 shares
2020 12.29 0.10 0.57 0.67 (0.25) (0.19) (0.44) 12.52
2019 (j) 11.50 (0.02) 0.81 0.79 – – – 12.29
R-5 shares
2020 12.32 0.21 0.51 0.72 (0.27) (0.19) (0.46) 12.58
2019 (j) 11.50 0.01 0.81 0.82 – – – 12.32
R-6 shares
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 (0.18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84
2016 10.02 0.17 0.15 0.32 (0.16) – (0.16) 10.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.94% (c) $ 60,829 0.24% (d) 0.27% (e) 1.51% 14.3%
11 .12 (c) 29,770 0.30 (d) 0.40 (e) 1.16 17.4
(2.46) (c),(g) 8,266 0.30 (d),(h) 1.65 (e),(h) 0.00 (h) 13.7 (h)
6.15 54,018 0.05 (i) – 2.31 14.3
11.42 54,756 0.05 (i) – 1.90 17.4
(0.45) 54,606 0.05 (i) – 2.22 13.7
18.52 56,993 0.05 (i) – 1.05 21.7
3.29 9,871 0.05 (i) – 1.04 24.6
5.52 684 0.58 (i) – 0.84 14.3
6.87 (g) 235 0.59 (h),(i) – (0.22) (h) 17.4 (h)
5.86 857 0.27 (i) – 1.70 14.3
7.13 (g) 419 0.28 (h),(i) – 0.13 (h) 17.4 (h)
6.17 124,836 0.02 (i) – 2.05 14.3
11.45 94,420 0.02 (i) – 1.17 17.4
(0.36) 33,325 0.02 (i) – 1.12 13.7
18.62 12,166 0.02 (i) – 0.17 21.7
3.29 11 0.02 (i) – 1.71 24.6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2020 $ 12.34 $ 0.19 $ 0.51 $ 0.70 ( $ 0.25) ( $ 0.21) ( $ 0.46) $ 12.58
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
2018 (f) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2020 12.40 0 .34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 (0.18) (0.06) (0.24) 11.94
2016 10.04 0.13 0.19 0.32 (0.16) – (0.16) 10.20
R-3 shares
2020 12.35 0.16 0.50 0.66 (0.25) (0.21) (0.46) 12.55
2019 (j) 11.56 (0.02) 0.81 0.79 – – – 12.35
R-5 shares
2020 12.38 0.09 0.60 0.69 (0.26) (0.21) (0.47) 12.60
2019 (j) 11.56 0.01 0.81 0.82 – – – 12.38
R-6 shares
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) (0.28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96
2016 10.04 0.17 0.15 0.32 (0.16) – (0.16) 10.20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.74% (c) $ 49,746 0.26% (d) 0.29% (e) 1.60% 22.5%
11 .18 (c) 26,552 0.30 (d) 0.42 (e) 0.94 14.9
(2.69) (c),(g) 6,882 0.30 (d),(h) 1.71 (e),(h) (0.03) (h) 15.1 (h)
5.86 44,657 0.05 (i) – 2.75 22.5
11.49 65,024 0.05 (i) – 1.96 14.9
(0.38) 65,042 0.05 (i) – 2.18 15.1
19.80 66,565 0.05 (i) – 1.22 21.0
3.27 23,771 0.05 (i) – 1.36 13.0
5.41 884 0.58 (i) – 1.29 22.5
6.83 (g) 437 0.59 (h),(i) – (0.27) (h) 14.9 (h)
5.66 1,689 0.27 (i) – 0.75 22.5
7.09 (g) 406 0.28 (h),(i) – 0.07 (h) 14.9 (h)
5.97 137,469 0.02 (i) – 2.08 22.5
11.52 112,973 0.02 (i) – 1.04 14.9
(0.46) 36,294 0.02 (i) – 1.19 15.1
19.99 15,856 0.02 (i) – 0.15 21.0
3.27 11 0.02 (i) – 1.70 13.0
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2020 $ 12.46 $ 0.18 $ 0.52 $ 0.70 ( $ 0.25) ( $ 0.20) ( $ 0.45) $ 12.71
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018 (f) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12.05
2016 10.03 0.11 0.20 0.31 (0.16) – (0.16) 10.18
R-3 shares
2020 12.46 0.10 0.56 0.66 (0.25) (0.20) (0.45) 12 .67
2019 (j) 11.67 (0.03) 0.82 0.79 – – – 12.46
R-5 shares
2020 12.49 0.21 0.49 0.70 ( 0 .26) (0.20) (0.46) 12.73
2019 (j) 11.67 – 0.82 0.82 – – – 12.49
R-6 shares
2020 12.53 0.24 0.49 0.73 (0.27) (0.20) (0.47) 12.79
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06
2016 10.03 0.17 0.14 0.31 (0.16) – (0.16) 10.18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.58% (c) $ 30,151 0.30% (d) 0.35% (e) 1.46% 14.5%
11 .20 (c) 14,776 0.30 (d) 0.60 (e) 0.84 17.7
(2.74) (c),(g) 3,288 0.30 (d),(h) 3.08 (e),(h) (0.10) (h) 12.0 (h)
5.80 36,546 0.05 (i) – 2.30 14.5
11.53 38,651 0.05 (i) – 1.80 17 .7
(0.39) 37,700 0.05 (i) – 2.07 12.0
20.74 37,570 0 .05 (i) – 0.89 19.8
3.18 6,226 0.05 (i) – 1.10 11.4
5.29 682 0.59 (i) – 0.84 14.5
6.77 (g) 155 0.59 (h),(i) – (0.31) (h) 17.7 (h)
5.59 619 0.28 (i) – 1.67 14.5
7.03 (g) 293 0.28 (h),(i) – 0.03 (h) 17.7 (h)
5.81 82,272 0.02 (i) – 1.95 14.5
11.62 59,532 0.02 (i) – 0.94 17.7
(0.39) 17,071 0.02 (i) – 0.99 12.0
20.84 5,895 0.02 (i) – 0.11 19.8
3.18 11 0.02 (i) – 1.73 11.4
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2020 $ 12.56 $ 0.17 $ 0.51 $ 0.68 ( $ 0.25) ( $ 0.26) ( $ 0.51) $ 12.73
2019 11.79 0.11 1.12 1.23 (0.22) (0.24) (0.46) 12.56
2018 (f) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.14 0.17 0.31 (0.16) – (0.16) 10.21
R-3 shares
2020 12.54 0.12 0.51 0.63 (0.25) (0.26) (0.51) 12 .66
2019 (j) 11.74 (0.03) 0.83 0.80 – – – 12.54
R-5 shares
2020 12.56 0.12 0.57 0.69 ( 0 .26) (0.26) (0.52) 12.73
2019 (j) 11.74 – 0.82 0.82 – – – 12.56
R-6 shares
2020 12.59 0 .23 0.49 0.72 (0.27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) (0.29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.17 0.14 0.31 (0.16) – (0.16) 10.21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.36% (c) $ 25,905 0.30% (d) 0.40% (e) 1.39% 26.5%
11 .25 (c) 12,754 0.30 (d) 0.69 (e) 0.95 12.6
(2.72) (c),(g) 3,239 0.30 (d),(h) 3.46 (e),(h) (0.12) (h) 12.1 (h)
5.58 28,345 0.05 (i) – 2.87 26.5
11.60 44,432 0.05 (i) – 1.88 12 .6
(0.38) 38,809 0.05 (i) – 1.95 12.1
21.60 35,207 0 .05 (i) – 1.17 18.3
3.16 12,592 0.05 (i) – 1.40 12.2
5.02 389 0.59 (i) – 1.00 26.5
6.81 (g) 63 0.59 (h),(i) – (0.35) (h) 12.6 (h)
5.46 888 0.28 (i) – 1.00 26.5
6.98 (g) 301 0.28 (h),(i) – (0.01) (h) 12.6 (h)
5.68 64,444 0.02 (i) – 1.91 26.5
11.52 45,364 0.02 (i) – 0.95 12.6
(0.30) 13,369 0.02 (i) – 0.81 12.1
21.60 3,207 0.02 (i) – 0.12 18.3
3.16 11 0.02 (i) – 1.71 12.2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2020 $ 12.67 $ 0.17 $ 0.45 $ 0.62 ( $ 0.25) ( $ 0.18) ( $ 0.43) $ 12.86
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018 (f) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
R-3 shares
2020 12.66 0.06 0.54 0.60 (0.25) (0.18) (0.43) 12 .83
2019 (j) 11.86 (0.03) 0.83 0.80 – – – 12.66
R-5 shares
2020 12.69 0.17 0.46 0.63 ( 0 .26) (0.18) (0.44) 12.88
2019 (j) 11.86 – 0.83 0.83 – – – 12.69
R-6 shares
2020 12.72 0 .22 0.45 0.67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.91% (c) $ 9,235 0.30% (d) 0.73% (e) 1.34% 14.2%
11 .29 (c) 4,097 0.30 (d) 1.63 (e) 0.74 22.3
(2.93) (c),(g) 1,178 0.30 (d),(h) 10.17 (e),(h) (0.12) (h) 13.8 (h)
5.19 13,916 0.05 (i) – 2.30 14.2
11.53 14,697 0.05 (i) – 1.68 22 .3
(0.30) 13,086 0.05 (i) – 1.89 13.8
22.04 10,715 0 .05 (i) – 0.83 19.3
3.25 1,903 0.05 (i) – 0.81 20.1
4.72 254 0.59 (i) – 0.50 14.2
6.75 (g) 54 0.59 (h),(i) – (0.38) (h) 22.3 (h)
4.98 318 0.28 (i) – 1.36 14.2
7.00 (g) 69 0.28 (h),(i) – (0.04) (h) 22.3 (h)
5.26 28,721 0.02 (i) – 1.78 14.2
11.52 17,525 0.02 (i) – 0.77 22.3
(0.30) 3,741 0.02 (i) – 0.68 13.8
22.02 686 0.02 (i) – 0.18 19.3
3.35 11 0.02 (i) – 1.73 20.1
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2020 $ 12.81 $ 0.14 $ 0.49 $ 0.63 ( $ 0.26) ( $ 0.21) ( $ 0.47) $ 12.97
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
2018 (f) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
2017 10.22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
R-3 shares
2020 12.83 0.08 0.52 0.60 (0.25) (0.21) (0.46) 12.97
2019 (j) 12.01 (0.03) 0.85 0.82 – – – 12.83
R-5 shares
2020 12.86 0.03 0.60 0.63 (0.26) ( 0 .21) (0.47) 13.02
2019 (j) 12.01 (0.01) 0.86 0.85 – – – 12.86
R-6 shares
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12 .28 0.04 (0.08) (0.04) (0.23) (0.06) (0.29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.97% (c) $ 3,203 0.30% (d) 1.72% (e) 1.15% 31.4%
11 .30 (c) 1,426 0.30 (d) 3.92 (e) 0.92 15.9
(3.01) (c),(g) 442 0.30 (d),(h) 19.65 (e),(h) (0.13) (h) 22.7 (h)
5.30 4,268 0.05 (i) – 2.39 31.4
11.53 5,085 0.05 (i) – 1.53 15.9
(0.31) 3,282 0.05 (i) – 1.71 22.7
22.59 1,834 0.05 (i) – 0.86 50.3
3.27 440 0.05 (i) – 0.84 21.8
4.67 100 0.59 (i) – 0.61 31.4
6.83 (g) 29 0.59 (h),(i) – (0.40) (h) 15.9 (h)
4.96 275 0.28 (i) – 0.21 31.4
7.08 (g) 19 0.28 (h),(i) – (0.08) (h) 15.9 (h)
5.29 9,905 0.02 (i) – 1.71 31.4
11.61 5,924 0.02 (i) – 0.93 15.9
(0.39) 1,680 0.02 (i) – 0.30 22.7
22.67 56 0.02 (i) – 0.69 50.3
3.37 11 0.02 (i) – 1.73 21.8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2020 $ 10.98 $ 0.15 $ 0.42 $ 0.57 ( $ 0.19) $ – ( $ 0.19) $ 11.36
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) (0.33) 10.98
2018 (f) 10.52 (0.01) (0.31) (0.32) – – – 10.20
Institutional shares
2020 11.03 0.18 0.43 0.61 (0.19) – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – (0.20) 10.22
2017 (j) 10.00 – 0.44 0.44 – – – 10.44
R-3 shares
2020 10.99 0.18 0.35 0.53 (0.19) – (0.19) 11.33
2019 (k) 10.27 (0.03) 0.75 0.72 – – – 10.99
R-5 shares
2020 11.01 0.19 0.39 0.58 (0.19) – (0.19) 11.40
2019 (k) 10.27 (0.01) 0.75 0.74 – – – 11.01
R-6 shares
2020 11.03 0.17 0.44 0.61 (0.19) – (0.19) 11.45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.02 (0.04) (0.02) (0.20) – (0.20) 10.22
2017 (j) 10.00 – 0.44 0.44 – – – 10.44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.18% (c) $ 1,550 0.30% (d) 3.26% (e) 1.34% 65.7%
11.42 (c) 625 0.30 (d) 7.73 (e) 1.44 143.3
(3.04) (c),(g) 397 0.30 (d),(h) 16.07 (e),(h) (0.12) (h) 14.2 (h)
5.52 360 0.05 (i) – 1.59 65.7
11.70 264 0.05 (i) – 1.19 143.3
(0.28) 86 0.05 (i) – 0.56 14.2
4.40 (g) 10 0.05 (h),(i) – 0.09 (h) 0.0 (h)
4.81 12 0.59 (i) – 1.62 65.7
7.01 (g) 11 0.59 (h),(i) – (0.42) (h) 143.3 (h)
5.26 22 0.28 (i) – 1.68 65.7
7.21 (g) 11 0.28 (h),(i) – (0.11) (h) 143.3 (h)
5.52 1,013 0.02 (i) – 1.56 65.7
11.83 (l) 434 0.02 (i) – 0.13 143.3
(0.28) 3,948 0.02 (i) – 0.17 14.2
4.40 (g) 10 0.02 (h),(i) – 0.13 (h) 0.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the f und invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(k) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(l) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2020 $ 10.84 $ 0.19 $ 0.45 $ 0.64 ( $ 0.26) ( $ 0.04) ( $ 0.30) $ 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
2018 (f) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10.04 0.17 0.44 0.61 (0.13) (0.01) (0.14) 10.51
2016 9.82 0.16 0.20 0.36 (0.14) – (0.14) 10.04
R-3 shares
2020 10.84 0.16 0.45 0.61 (0.27) (0.04) (0.31) 11.14
2019 (j) 10.25 0.05 0.54 0.59 – – – 10.84
R-5 shares
2020 10.86 0.10 0.55 0.65 (0.27) ( 0 .04) (0.31) 11.20
2019 (j) 10.25 0.06 0.55 0.61 – – – 10.86
R-6 shares
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52
2016 9.82 0.20 0.17 0.37 (0.14) – (0.14) 10.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.01% (c) $ 18,439 0.30% (d) 0.43% (e) 1.72% 34.6%
8.82 (c) 8,310 0.30 (d) 0.72 (e) 2.07 24.1
(0.97) (c),(g) 3,029 0.30 (d),(h) 2.97 (e),(h) 0.72 (h) 58.8 (h)
6.27 12,454 0.05 (i) – 2.45 34.6
9.20 13,554 0.05 (i) – 2.67 24.1
(0.88) 14,431 0.05 (i) – 2.73 58.8
6.15 21,814 0.05 (i) – 1.70 40.7
3.79 8,773 0.05 (i) – 1.58 25.5
5 .67 346 0.59 (i) – 1.47 34.6
5.76 (g) 221 0.59 (h),(i) – 0.65 (h) 24.1 (h)
6.04 112 0.28 (i) – 0.87 34.6
5.95 (g) 16 0.28 (h),(i) – 0.91 (h) 24.1 (h)
6.27 33,148 0.02 (i) – 2.42 34.6
9.19 34,983 0.02 (i) – 1.62 24.1
(0.88) 8,750 0.02 (i) – 1.40 58.8
6.15 2,255 0.02 (i) – 0.86 40.7
3.90 11 0.02 (i) – 2.03 25.5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2020 $ 12 .26 $ 0 .26 $ 0 .43 $ 0 .69 ( $ 0 .29 ) ( $ 0 .33 ) ( $ 0 .62 ) $ 12 .33
2019 12 .03 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .26
2018 12 .73 0 .32 ( 0 .46 ) ( 0 .14 ) ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 12 .03
2017 12 .15 0 .24 0 .61 0 .85 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .73
2016 11 .96 0 .21 0 .19 0 .40 ( 0 .21 ) – ( 0 .21 ) 12 .15
Institutional shares
2020 12 .34 0 .28 0 .44 0 .72 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .41
2019 12 .11 0 .36 0 .72 1 .08 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 12 .34
2018 12 .80 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .35 ) ( 0 .23 ) ( 0 .58 ) 12 .11
2017 12 .22 0 .27 0 .61 0 .88 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .80
2016 12 .04 0 .24 0 .19 0 .43 ( 0 .25 ) – ( 0 .25 ) 12 .22
R-1 shares
2020 12 .32 0 .19 0 .43 0 .62 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 12 .40
2019 12 .08 0 .25 0 .73 0 .98 ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 12 .32
2018 12 .77 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .24 ) ( 0 .23 ) ( 0 .47 ) 12 .08
2017 12 .18 0 .17 0 .60 0 .77 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 12 .77
2016 11 .97 0 .14 0 .19 0 .33 ( 0 .12 ) – ( 0 .12 ) 12 .18
R-2 shares
2020 12 .33 0 .21 0 .42 0 .63 ( 0 .23 ) ( 0 .33 ) ( 0 .56 ) 12 .40
2019 12 .09 0 .26 0 .74 1 .00 ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 12 .33
2018 12 .77 0 .25 ( 0 .45 ) ( 0 .20 ) ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 12 .09
2017 12 .18 0 .18 0 .61 0 .79 ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 12 .77
2016 11 .98 0 .16 0 .18 0 .34 ( 0 .14 ) – ( 0 .14 ) 12 .18
R-3 shares
2020 12 .20 0 .22 0 .42 0 .64 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 12 .27
2019 11 .97 0 .30 0 .71 1 .01 ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 12 .20
2018 12 .66 0 .28 ( 0 .46 ) ( 0 .18 ) ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 11 .97
2017 12 .09 0 .20 0 .60 0 .80 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .66
2016 11 .90 0 .18 0 .18 0 .36 ( 0 .17 ) – ( 0 .17 ) 12 .09
R-4 shares
2020 12 .24 0 .24 0 .43 0 .67 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 12 .32
2019 12 .00 0 .31 0 .73 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .24
2018 12 .69 0 .31 ( 0 .47 ) ( 0 .16 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .00
2017 12 .12 0 .23 0 .60 0 .83 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .69
2016 11 .94 0 .20 0 .18 0 .38 ( 0 .20 ) – ( 0 .20 ) 12 .12
R-5 shares
2020 12 .32 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .39
2019 12 .09 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .32
2018 12 .77 0 .32 ( 0 .45 ) ( 0 .13 ) ( 0 .32 ) ( 0 .23 ) ( 0 .55 ) 12 .09
2017 12 .20 0 .25 0 .59 0 .84 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .77
2016 12 .01 0 .22 0 .18 0 .40 ( 0 .21 ) – ( 0 .21 ) 12 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .87% (c) $ 65,404 0 .22% (d) 0 .25% (e) 2 .18% 31 .0%
9 .52 (c) 67,084 0 .24 (d) 0 .27 (e) 2 .75 44 .8
( 1 .17 ) (c) 67,011 0 .22 (d) 0 .25 (e) 2 .56 22 .7
7 .17 (c) 78,254 0 .20 (d) 0 .23 (e) 1 .97 18 .6
3 .42 (c) 80,677 0 .26 (d) 0 .29 (e) 1 .80 18 .2
6 .06 313,363 0 .02 – 2 .35 31 .0
9 .71 288,470 0 .03 – 3 .00 44 .8
( 0 .88 ) 300,145 0 .02 – 2 .85 22 .7
7 .37 409,643 0 .00 – 2 .21 18 .6
3 .63 491,823 0 .04 – 2 .02 18 .2
5 .22 2,298 0 .89 – 1 .55 31 .0
8 .74 2,935 0 .89 – 2 .12 44 .8
( 1 .77 ) 3,303 0 .89 – 1 .86 22 .7
6 .38 3,589 0 .87 – 1 .35 18 .6
2 .83 4,187 0 .91 – 1 .20 18 .2
5 .27 4,004 0 .76 – 1 .69 31 .0
8 .95 4,065 0 .76 – 2 .19 44 .8
( 1 .66 ) 4,093 0 .76 – 1 .99 22 .7
6 .59 4,452 0 .74 – 1 .49 18 .6
2 .90 6,161 0 .78 – 1 .30 18 .2
5 .45 11,439 0 .58 – 1 .86 31 .0
9 .13 13,611 0 .58 – 2 .59 44 .8
( 1 .49 ) 18,843 0 .58 – 2 .24 22 .7
6 .74 23,715 0 .56 – 1 .63 18 .6
3 .11 26,646 0 .60 – 1 .48 18 .2
5 .69 5,101 0 .39 – 2 .03 31 .0
9 .40 5,513 0 .39 – 2 .60 44 .8
( 1 .31 ) 7,847 0 .39 – 2 .49 22 .7
6 .95 11,087 0 .37 – 1 .87 18 .6
3 .23 15,566 0 .41 – 1 .69 18 .2
5 .79 16,430 0 .27 – 2 .14 31 .0
9 .42 19,181 0 .27 – 2 .75 44 .8
( 1 .10 ) 19,665 0 .27 – 2 .57 22 .7
7 .00 25,675 0 .25 – 2 .02 18 .6
3 .43 40,472 0 .29 – 1 .82 18 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class J shares
2020 $ 27 .76 $ 0 .36 ( $ 4 .62 ) ( $ 4 .26 ) ( $ 0 .55 ) ( $ 0 .16 ) ( $ 0 .71 ) $ 22 .79
2019 22 .52 0 .33 5 .84 6 .17 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 27 .76
2018 22 .99 0 .37 0 .11 0 .48 ( 0 .49 ) ( 0 .46 ) ( 0 .95 ) 22 .52
2017 22 .19 0 .26 1 .42 1 .68 ( 0 .28 ) ( 0 .60 ) ( 0 .88 ) 22 .99
2016 22 .65 0 .28 0 .84 1 .12 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 22 .19
Institutional shares
2020 28 .66 0 .42 ( 4 .77 ) ( 4 .35 ) ( 0 .60 ) ( 0 .16 ) ( 0 .76 ) 23 .55
2019 23 .22 0 .39 6 .04 6 .43 ( 0 .42 ) ( 0 .57 ) ( 0 .99 ) 28 .66
2018 23 .67 0 .43 0 .12 0 .55 ( 0 .54 ) ( 0 .46 ) ( 1 .00 ) 23 .22
2017 22 .83 0 .32 1 .45 1 .77 ( 0 .33 ) ( 0 .60 ) ( 0 .93 ) 23 .67
2016 23 .24 0 .34 0 .88 1 .22 ( 0 .37 ) ( 1 .26 ) ( 1 .63 ) 22 .83
R-1 shares
2020 28 .26 0 .23 ( 4 .70 ) ( 4 .47 ) ( 0 .39 ) ( 0 .16 ) ( 0 .55 ) 23 .24
2019 22 .91 0 .20 5 .95 6 .15 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 28 .26
2018 23 .36 0 .23 0 .12 0 .35 ( 0 .34 ) ( 0 .46 ) ( 0 .80 ) 22 .91
2017 22 .53 0 .14 1 .43 1 .57 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 23 .36
2016 22 .98 0 .14 0 .86 1 .00 ( 0 .19 ) ( 1 .26 ) ( 1 .45 ) 22 .53
R-2 shares
2020 27 .18 0 .25 ( 4 .52 ) ( 4 .27 ) ( 0 .44 ) ( 0 .16 ) ( 0 .60 ) 22 .31
2019 22 .06 0 .23 5 .72 5 .95 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 27 .18
2018 22 .53 0 .26 0 .12 0 .38 ( 0 .39 ) ( 0 .46 ) ( 0 .85 ) 22 .06
2017 21 .78 0 .16 1 .38 1 .54 ( 0 .19 ) ( 0 .60 ) ( 0 .79 ) 22 .53
2016 22 .26 0 .17 0 .83 1 .00 ( 0 .22 ) ( 1 .26 ) ( 1 .48 ) 21 .78
R-3 shares
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 22 .91
2019 22 .62 0 .28 5 .87 6 .15 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 27 .89
2018 23 .08 0 .31 0 .11 0 .42 ( 0 .42 ) ( 0 .46 ) ( 0 .88 ) 22 .62
2017 22 .28 0 .20 1 .42 1 .62 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 23 .08
2016 22 .73 0 .22 0 .85 1 .07 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 22 .28
R-4 shares
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) ( 0 .69 ) 22 .63
2019 22 .37 0 .32 5 .80 6 .12 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 27 .57
2018 22 .84 0 .34 0 .12 0 .46 ( 0 .47 ) ( 0 .46 ) ( 0 .93 ) 22 .37
2017 22 .06 0 .24 1 .40 1 .64 ( 0 .26 ) ( 0 .60 ) ( 0 .86 ) 22 .84
2016 22 .51 0 .27 0 .83 1 .10 ( 0 .29 ) ( 1 .26 ) ( 1 .55 ) 22 .06
R-5 shares
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) ( 0 .73 ) 22 .68
2019 22 .42 0 .36 5 .80 6 .16 ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 27 .63
2018 22 .89 0 .38 0 .11 0 .49 ( 0 .50 ) ( 0 .46 ) ( 0 .96 ) 22 .42
2017 22 .10 0 .27 1 .41 1 .68 ( 0 .29 ) ( 0 .60 ) ( 0 .89 ) 22 .89
2016 22 .56 0 .28 0 .85 1 .13 ( 0 .33 ) ( 1 .26 ) ( 1 .59 ) 22 .10
R-6 shares
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) ( 0 .79 ) 23 .55
2019 23 .22 0 .42 6 .04 6 .46 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 28 .66
2018 23 .67 0 .47 0 .09 0 .56 ( 0 .55 ) ( 0 .46 ) ( 1 .01 ) 23 .22
2017 (g) 22 .20 0 .31 2 .09 2 .40 ( 0 .33 ) ( 0 .60 ) ( 0 .93 ) 23 .67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 15 .45 ) % (b) $ 134,897 1 .10% (c) 1 .13% (d) 1 .46% 35 .1%
28 .24 (b) 181,025 1 .14 (c) 1 .17 (d) 1 .33 20 .1
2 .12 (b) 150,427 1 .12 (c) 1 .15 (d) 1 .63 22 .7
7 .76 (b) 171,525 1 .10 (c) 1 .13 (d) 1 .17 24 .3
5 .14 (b) 190,646 1 .13 (c) 1 .16 (d) 1 .22 24 .8
( 15 .27 ) 2,160,526 0 .91 (e) – 1 .66 35 .1
28 .54 2,411,326 0 .91 (e) – 1 .53 20 .1
2 .35 1,540,537 0 .91 (e) – 1 .83 22 .7
7 .96 1,686,314 0 .87 (e) – 1 .38 24 .3
5 .42 (f) 1,829,410 0 .88 – 1 .45 24 .8
( 15 .94 ) 2,141 1 .68 – 0 .90 35 .1
27 .54 4,368 1 .69 – 0 .79 20 .1
1 .53 3,823 1 .69 – 1 .01 22 .7
7 .13 5,656 1 .69 – 0 .61 24 .3
4 .56 8,724 1 .70 – 0 .62 24 .8
( 15 .84 ) 6,624 1 .55 – 1 .02 35 .1
27 .74 12,991 1 .56 – 0 .96 20 .1
1 .69 14,942 1 .56 – 1 .16 22 .7
7 .23 20,056 1 .56 – 0 .71 24 .3
4 .70 19,671 1 .57 – 0 .78 24 .8
( 15 .66 ) 28,733 1 .37 – 1 .19 35 .1
27 .96 43,588 1 .38 – 1 .11 20 .1
1 .86 36,751 1 .38 – 1 .36 22 .7
7 .44 50,371 1 .38 – 0 .91 24 .3
4 .85 (f) 64,094 1 .39 – 0 .98 24 .8
( 15 .51 ) 24,909 1 .18 – 1 .39 35 .1
28 .20 37,265 1 .19 – 1 .32 20 .1
2 .04 39,574 1 .19 – 1 .53 22 .7
7 .63 58,157 1 .19 – 1 .09 24 .3
5 .12 72,515 1 .20 – 1 .22 24 .8
( 15 .40 ) 105,340 1 .06 – 1 .51 35 .1
28 .34 149,005 1 .07 – 1 .48 20 .1
2 .17 154,730 1 .07 – 1 .69 22 .7
7 .79 163,194 1 .07 – 1 .20 24 .3
5 .21 175,640 1 .08 – 1 .23 24 .8
( 15 .18 ) 1,643,165 0 .81 (e) – 1 .75 35 .1
28 .67 1,914,954 0 .81 (e) – 1 .65 20 .1
2 .43 1,395,164 0 .83 (e) – 2 .01 22 .7
11 .01 (h) 1,215,600 0 .82 (e) ,(i) – (i) 1 .42 (i) 24 .3 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class J shares
2020 $ 15 .15 $ 0 .27 $ 0 .25 $ 0 .52 ( $ 0 .26 ) ( $ 0 .36 ) ( $ 0 .62 ) $ 15 .05
2019 14 .98 0 .32 1 .25 1 .57 ( 0 .35 ) ( 1 .05 ) ( 1 .40 ) 15 .15
2018 16 .12 0 .37 ( 0 .33 ) 0 .04 ( 0 .36 ) ( 0 .82 ) ( 1 .18 ) 14 .98
2017 14 .62 0 .25 1 .80 2 .05 ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 16 .12
2016 15 .44 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .98 ) ( 1 .22 ) 14 .62
Institutional shares
2020 15 .45 0 .29 0 .26 0 .55 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 15 .36
2019 15 .25 0 .35 1 .27 1 .62 ( 0 .37 ) ( 1 .05 ) ( 1 .42 ) 15 .45
2018 16 .39 0 .41 ( 0 .34 ) 0 .07 ( 0 .39 ) ( 0 .82 ) ( 1 .21 ) 15 .25
2017 14 .86 0 .28 1 .82 2 .10 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 16 .39
2016 15 .66 0 .27 0 .17 0 .44 ( 0 .26 ) ( 0 .98 ) ( 1 .24 ) 14 .86
R-1 shares
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
2017 14 .82 0 .13 1 .83 1 .96 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) 16 .34
2016 15 .63 0 .15 0 .15 0 .30 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 14 .82
R-2 shares
2020 15 .38 0 .18 0 .26 0 .44 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 15 .28
2019 15 .16 0 .25 1 .27 1 .52 ( 0 .25 ) ( 1 .05 ) ( 1 .30 ) 15 .38
2018 16 .30 0 .28 ( 0 .33 ) ( 0 .05 ) ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 15 .16
2017 14 .78 0 .18 1 .80 1 .98 ( 0 .16 ) ( 0 .30 ) ( 0 .46 ) 16 .30
2016 15 .59 0 .15 0 .17 0 .32 ( 0 .15 ) ( 0 .98 ) ( 1 .13 ) 14 .78
R-3 shares
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
2017 14 .80 0 .19 1 .83 2 .02 ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 16 .34
2016 15 .61 0 .18 0 .17 0 .35 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 14 .80
R-4 shares
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
2017 14 .84 0 .22 1 .82 2 .04 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .36
2016 15 .64 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 14 .84
R-5 shares
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23
2017 14 .84 0 .26 1 .80 2 .06 ( 0 .24 ) ( 0 .30 ) ( 0 .54 ) 16 .36
2016 15 .65 0 .23 0 .17 0 .40 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 14 .84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .51% (c) $ 1,071,910 0 .44% (d) 0 .47% (e) 1 .80% 17 .3%
11 .78 (c) 1,092,386 0 .44 (d) 0 .47 (e) 2 .21 13 .4
0 .12 (c) 1,032,835 0 .43 (d) 0 .46 (e) 2 .40 26 .7
14 .41 (c) 1,104,582 0 .44 (d) 0 .47 (e) 1 .63 17 .6
2 .92 (c) 1,008,439 0 .50 (d) 0 .53 (e) 1 .64 17 .1
3 .66 747,015 0 .30 – 1 .95 17 .3
11 .93 778,336 0 .29 (f) – 2 .36 13 .4
0 .26 725,915 0 .29 (f) – 2 .58 26 .7
14 .56 791,221 0 .28 (f) – 1 .81 17 .6
3 .19 763,306 0 .31 – 1 .84 17 .1
2 .93 2,364 1 .16 – 1 .16 17 .3
10 .99 2,901 1 .16 (f) – 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (f) – 1 .69 26 .7
13 .57 3,643 1 .16 – 0 .87 17 .6
2 .23 2,795 1 .19 – 1 .01 17 .1
2 .87 2,352 1 .03 – 1 .21 17 .3
11 .22 2,229 1 .03 (f) – 1 .70 13 .4
( 0 .48 ) 3,362 1 .03 (f) – 1 .80 26 .7
13 .73 3,691 1 .03 – 1 .17 17 .6
2 .37 4,805 1 .06 – 1 .06 17 .1
3 .08 22,790 0 .85 – 1 .42 17 .3
11 .35 24,192 0 .85 (f) – 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (f) – 2 .05 26 .7
13 .95 33,162 0 .85 – 1 .24 17 .6
2 .57 72,364 0 .88 – 1 .25 17 .1
3 .20 12,631 0 .66 – 1 .56 17 .3
11 .58 13,455 0 .66 (f) – 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (f) – 2 .24 26 .7
14 .08 32,954 0 .66 – 1 .43 17 .6
2 .80 31,676 0 .69 – 1 .53 17 .1
3 .33 30,863 0 .54 – 1 .69 17 .3
11 .68 34,650 0 .54 (f) – 2 .15 13 .4
0 .07 35,425 0 .54 (f) – 2 .49 26 .7
14 .24 58,131 0 .54 – 1 .71 17 .6
2 .87 68,810 0 .57 – 1 .57 17 .1
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the portfolio invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2020 $ 11 .99 $ 0 .24 $ 0 .16 $ 0 .40 ( $ 0 .24 ) ( $ 0 .16 ) ( $ 0 .40 ) $ 11 .99
2019 11 .71 0 .30 0 .83 1 .13 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 11 .99
2018 12 .37 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .71
2017 11 .56 0 .25 0 .94 1 .19 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 12 .37
2016 11 .91 0 .25 0 .11 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .56
Institutional shares
2020 12 .04 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 12 .03
2019 11 .74 0 .32 0 .85 1 .17 ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 12 .04
2018 12 .41 0 .35 ( 0 .37 ) ( 0 .02 ) ( 0 .33 ) ( 0 .32 ) ( 0 .65 ) 11 .74
2017 11 .59 0 .28 0 .94 1 .22 ( 0 .28 ) ( 0 .12 ) ( 0 .40 ) 12 .41
2016 11 .94 0 .27 0 .11 0 .38 ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 11 .59
R-1 shares
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
2017 11 .55 0 .16 0 .95 1 .11 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .36
2016 11 .90 0 .18 0 .10 0 .28 ( 0 .16 ) ( 0 .47 ) ( 0 .63 ) 11 .55
R-2 shares
2020 12 .10 0 .16 0 .17 0 .33 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 12 .10
2019 11 .80 0 .23 0 .84 1 .07 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 12 .10
2018 12 .45 0 .26 ( 0 .35 ) ( 0 .09 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 11 .80
2017 11 .63 0 .20 0 .92 1 .12 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .45
2016 11 .97 0 .19 0 .12 0 .31 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 11 .63
R-3 shares
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
2017 11 .57 0 .21 0 .93 1 .14 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 12 .38
2016 11 .92 0 .21 0 .11 0 .32 ( 0 .20 ) ( 0 .47 ) ( 0 .67 ) 11 .57
R-4 shares
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
2017 11 .58 0 .23 0 .94 1 .17 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 12 .40
2016 11 .93 0 .23 0 .11 0 .34 ( 0 .22 ) ( 0 .47 ) ( 0 .69 ) 11 .58
R-5 shares
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73
2017 11 .58 0 .25 0 .94 1 .19 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 12 .40
2016 11 .93 0 .24 0 .12 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .58

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .43% (c) $ 691,410 0 .44% (d) 0 .47% (e) 2 .03% 19 .4%
10 .39 (c) 672,096 0 .44 (d) 0 .47 (e) 2 .55 15 .0
( 0 .33 ) (c) 614,770 0 .43 (d) 0 .46 (e) 2 .67 21 .9
10 .50 (c) 629,439 0 .44 (d) 0 .47 (e) 2 .12 21 .8
3 .34 (c) 565,441 0 .50 (d) 0 .53 (e) 2 .16 17 .3
3 .48 239,975 0 .30 – 2 .20 19 .4
10 .70 267,892 0 .30 (f) – 2 .77 15 .0
( 0 .26 ) 292,828 0 .28 (f) – 2 .86 21 .9
10 .73 328,354 0 .28 (f) – 2 .32 21 .8
3 .52 318,123 0 .32 – 2 .32 17 .3
2 .66 2,577 1 .16 – 1 .30 19 .4
9 .64 2,572 1 .16 (f) – 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (f) – 1 .97 21 .9
9 .76 3,152 1 .16 – 1 .36 21 .8
2 .62 2,408 1 .19 – 1 .56 17 .3
2 .83 414 1 .03 – 1 .37 19 .4
9 .69 271 1 .03 (f) – 1 .97 15 .0
( 0 .87 ) 477 1 .02 (f) – 2 .17 21 .9
9 .84 626 1 .03 – 1 .70 21 .8
2 .80 1,194 1 .06 – 1 .62 17 .3
2 .97 12,167 0 .85 – 1 .69 19 .4
10 .03 14,217 0 .85 (f) – 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (f) – 2 .30 21 .9
10 .04 12,691 0 .85 – 1 .78 21 .8
2 .95 16,869 0 .88 – 1 .82 17 .3
3 .18 11,717 0 .66 – 1 .82 19 .4
10 .25 11,989 0 .66 (f) – 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (f) – 2 .41 21 .9
10 .35 21,100 0 .66 – 1 .91 21 .8
3 .13 15,336 0 .69 – 2 .02 17 .3
3 .22 17,108 0 .54 – 1 .94 19 .4
10 .44 18,302 0 .54 (f) – 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (f) – 2 .72 21 .9
10 .47 26,650 0 .54 – 2 .11 21 .8
3 .26 32,100 0 .57 – 2 .06 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the portfolio invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2020 $ 16 .87 $ 0 .26 $ 0 .29 $ 0 .55 ( $ 0 .28 ) ( $ 0 .44 ) ( $ 0 .72 ) $ 16 .70
2019 17 .16 0 .28 1 .54 1 .82 ( 0 .29 ) ( 1 .82 ) ( 2 .11 ) 16 .87
2018 18 .64 0 .40 ( 0 .31 ) 0 .09 ( 0 .34 ) ( 1 .23 ) ( 1 .57 ) 17 .16
2017 16 .17 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .64
2016 17 .66 0 .18 0 .13 0 .31 ( 0 .16 ) ( 1 .64 ) ( 1 .80 ) 16 .17
Institutional shares
2020 17 .14 0 .30 0 .29 0 .59 ( 0 .31 ) ( 0 .44 ) ( 0 .75 ) 16 .98
2019 17 .40 0 .31 1 .57 1 .88 ( 0 .32 ) ( 1 .82 ) ( 2 .14 ) 17 .14
2018 18 .88 0 .45 ( 0 .34 ) 0 .11 ( 0 .36 ) ( 1 .23 ) ( 1 .59 ) 17 .40
2017 16 .38 0 .27 2 .83 3 .10 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 18 .88
2016 17 .87 0 .22 0 .13 0 .35 ( 0 .20 ) ( 1 .64 ) ( 1 .84 ) 16 .38
R-1 shares
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
2017 16 .09 0 .10 2 .80 2 .90 ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 18 .54
2016 17 .56 0 .08 0 .12 0 .20 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 16 .09
R-2 shares
2020 16 .90 0 .13 0 .33 0 .46 ( 0 .14 ) ( 0 .44 ) ( 0 .58 ) 16 .78
2019 17 .14 0 .19 1 .55 1 .74 ( 0 .16 ) ( 1 .82 ) ( 1 .98 ) 16 .90
2018 18 .57 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .19 ) ( 1 .23 ) ( 1 .42 ) 17 .14
2017 16 .11 0 .19 2 .74 2 .93 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 18 .57
2016 17 .57 0 .09 0 .13 0 .22 ( 0 .04 ) ( 1 .64 ) ( 1 .68 ) 16 .11
R-3 shares
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
2017 16 .12 0 .17 2 .79 2 .96 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 18 .59
2016 17 .62 0 .12 0 .13 0 .25 ( 0 .11 ) ( 1 .64 ) ( 1 .75 ) 16 .12
R-4 shares
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
2017 16 .29 0 .20 2 .82 3 .02 ( 0 .19 ) ( 0 .35 ) ( 0 .54 ) 18 .77
2016 17 .77 0 .16 0 .13 0 .29 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .29
R-5 shares
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28
2017 16 .27 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .74
2016 17 .74 0 .16 0 .14 0 .30 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .27

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .25% (c) $ 575,978 0 .45% (d) 0 .48% (e) 1 .61% 16 .2%
12 .96 (c) 582,101 0 .45 (d) 0 .48 (e) 1 .76 10 .9
0 .30 (c) 543,902 0 .44 (d) 0 .47 (e) 2 .26 33 .8
19 .42 (c) 568,263 0 .45 (d) 0 .48 (e) 1 .32 20 .9
2 .15 (c) 490,030 0 .51 (d) 0 .54 (e) 1 .11 22 .4
3 .40 430,895 0 .30 – 1 .79 16 .2
13 .14 474,902 0 .30 (f) – 1 .92 10 .9
0 .44 456,425 0 .29 (f) – 2 .45 33 .8
19 .57 501,264 0 .28 (f) – 1 .52 20 .9
2 .39 471,935 0 .32 – 1 .35 22 .4
2 .47 1,098 1 .16 – 0 .90 16 .2
12 .16 1,131 1 .16 (f) – 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (f) – 1 .74 33 .8
18 .51 3,124 1 .16 – 0 .59 20 .9
1 .48 2,542 1 .19 – 0 .49 22 .4
2 .66 1,653 1 .03 – 0 .80 16 .2
12 .27 996 1 .03 (f) – 1 .18 10 .9
( 0 .25 ) 1,427 1 .03 (f) – 1 .74 33 .8
18 .68 2,173 1 .03 – 1 .10 20 .9
1 .58 4,172 1 .06 – 0 .58 22 .4
2 .81 13,833 0 .85 – 1 .35 16 .2
12 .52 17,303 0 .85 (f) – 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (f) – 1 .79 33 .8
18 .90 19,487 0 .85 – 0 .98 20 .9
1 .79 27,286 0 .88 – 0 .78 22 .4
3 .02 6,076 0 .66 – 1 .40 16 .2
12 .70 6,943 0 .66 (f) – 1 .61 10 .9
0 .16 10,768 0 .66 (f) – 2 .24 33 .8
19 .09 15,686 0 .66 – 1 .13 20 .9
2 .01 15,639 0 .69 – 0 .99 22 .4
3 .18 22,124 0 .54 – 1 .54 16 .2
12 .81 26,719 0 .54 (f) – 1 .66 10 .9
0 .25 25,539 0 .54 (f) – 2 .49 33 .8
19 .26 40,367 0 .54 – 1 .35 20 .9
2 .10 47,063 0 .57 – 1 .02 22 .4
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the portfolio invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2020 $ 12 .29 $ 0 .27 $ 0 .02 $ 0 .29 ( $ 0 .27 ) ( $ 0 .05 ) ( $ 0 .32 ) $ 12 .26
2019 11 .98 0 .36 0 .78 1 .14 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 12 .29
2018 12 .44 0 .36 ( 0 .38 ) ( 0 .02 ) ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 11 .98
2017 11 .97 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .05 ) ( 0 .37 ) 12 .44
2016 12 .12 0 .33 0 .15 0 .48 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 11 .97
Institutional shares
2020 12 .36 0 .28 0 .03 0 .31 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .34
2019 12 .04 0 .37 0 .79 1 .16 ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 12 .36
2018 12 .50 0 .38 ( 0 .38 ) – ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 12 .04
2017 12 .03 0 .34 0 .52 0 .86 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .50
2016 12 .17 0 .35 0 .17 0 .52 ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 12 .03
R-1 shares
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
2017 11 .98 0 .23 0 .52 0 .75 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 12 .45
2016 12 .13 0 .25 0 .16 0 .41 ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 11 .98
R-2 shares
2020 12 .34 0 .21 0 .01 0 .22 ( 0 .19 ) ( 0 .05 ) ( 0 .24 ) 12 .32
2019 12 .02 0 .29 0 .78 1 .07 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .34
2018 12 .48 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 12 .02
2017 12 .01 0 .25 0 .52 0 .77 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .48
2016 12 .16 0 .27 0 .15 0 .42 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 12 .01
R-3 shares
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
2017 12 .00 0 .28 0 .52 0 .80 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .48
2016 12 .15 0 .29 0 .15 0 .44 ( 0 .29 ) ( 0 .30 ) ( 0 .59 ) 12 .00
R-4 shares
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
2017 12 .01 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .48
2016 12 .16 0 .31 0 .15 0 .46 ( 0 .31 ) ( 0 .30 ) ( 0 .61 ) 12 .01
R-5 shares
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02
2017 12 .01 0 .31 0 .52 0 .83 ( 0 .31 ) ( 0 .05 ) ( 0 .36 ) 12 .48
2016 12 .15 0 .32 0 .17 0 .49 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 12 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .42% (c) $ 1,132,937 0 .43% (d) 0 .46% (e) 2 .22% 35 .9%
10 .13 (c) 1,139,080 0 .43 (d) 0 .46 (e) 3 .01 11 .1
( 0 .15 ) (c) 1,085,370 0 .43 (d) 0 .46 (e) 2 .95 22 .6
7 .14 (c) 1,169,968 0 .44 (d) 0 .47 (e) 2 .62 19 .1
4 .26 (c) 1,024,333 0 .51 (d) 0 .54 (e) 2 .79 10 .4
2 .60 200,957 0 .32 – 2 .33 35 .9
10 .29 220,903 0 .32 (f) – 3 .12 11 .1
( 0 .03 ) 214,476 0 .30 (f) – 3 .06 22 .6
7 .26 213,452 0 .29 (f) – 2 .75 19 .1
4 .51 174,007 0 .32 – 2 .99 10 .4
1 .74 2,307 1 .16 – 1 .53 35 .9
9 .37 3,225 1 .16 (f) – 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (f) – 2 .20 22 .6
6 .37 1,603 1 .16 – 1 .86 19 .1
3 .57 1,100 1 .19 – 2 .11 10 .4
1 .85 257 1 .03 – 1 .75 35 .9
9 .49 640 1 .03 (f) – 2 .43 11 .1
( 0 .74 ) 815 1 .03 (f) – 2 .33 22 .6
6 .48 661 1 .03 – 2 .06 19 .1
3 .66 717 1 .06 – 2 .25 10 .4
2 .07 4,729 0 .85 – 1 .81 35 .9
9 .64 5,088 0 .85 (f) – 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (f) – 2 .52 22 .6
6 .76 6,057 0 .85 – 2 .26 19 .1
3 .86 8,034 0 .88 – 2 .49 10 .4
2 .26 4,664 0 .66 – 1 .94 35 .9
9 .82 3,019 0 .66 (f) – 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (f) – 2 .71 22 .6
6 .88 5,733 0 .66 – 2 .44 19 .1
4 .05 6,091 0 .69 – 2 .66 10 .4
2 .38 7,970 0 .54 – 2 .10 35 .9
9 .97 8,353 0 .54 (f) – 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (f) – 2 .88 22 .6
7 .01 16,290 0 .54 – 2 .58 19 .1
4 .27 20,211 0 .57 – 2 .71 10 .4
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the portfolio invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2020 $ 17 .93 $ 0 .23 $ 0 .51 $ 0 .74 ( $ 0 .28 ) ( $ 0 .59 ) ( $ 0 .87 ) $ 17 .80
2019 19 .17 0 .26 1 .76 2 .02 ( 0 .37 ) ( 2 .89 ) ( 3 .26 ) 17 .93
2018 20 .70 0 .46 ( 0 .55 ) ( 0 .09 ) ( 0 .38 ) ( 1 .06 ) ( 1 .44 ) 19 .17
2017 17 .71 0 .25 3 .44 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .70
2016 20 .06 0 .22 ( 0 .06 ) 0 .16 ( 0 .19 ) ( 2 .32 ) ( 2 .51 ) 17 .71
Institutional shares
2020 18 .18 0 .26 0 .52 0 .78 ( 0 .31 ) ( 0 .59 ) ( 0 .90 ) 18 .06
2019 19 .39 0 .29 1 .78 2 .07 ( 0 .39 ) ( 2 .89 ) ( 3 .28 ) 18 .18
2018 20 .93 0 .50 ( 0 .57 ) ( 0 .07 ) ( 0 .41 ) ( 1 .06 ) ( 1 .47 ) 19 .39
2017 17 .90 0 .29 3 .48 3 .77 ( 0 .26 ) ( 0 .48 ) ( 0 .74 ) 20 .93
2016 20 .26 0 .26 ( 0 .06 ) 0 .20 ( 0 .24 ) ( 2 .32 ) ( 2 .56 ) 17 .90
R-1 shares
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
2017 17 .55 0 .12 3 .43 3 .55 ( 0 .08 ) ( 0 .48 ) ( 0 .56 ) 20 .54
2016 19 .91 0 .12 ( 0 .08 ) 0 .04 ( 0 .08 ) ( 2 .32 ) ( 2 .40 ) 17 .55
R-2 shares
2020 17 .85 0 .12 0 .52 0 .64 ( 0 .19 ) ( 0 .59 ) ( 0 .78 ) 17 .71
2019 19 .09 0 .16 1 .76 1 .92 ( 0 .27 ) ( 2 .89 ) ( 3 .16 ) 17 .85
2018 20 .64 0 .36 ( 0 .58 ) ( 0 .22 ) ( 0 .27 ) ( 1 .06 ) ( 1 .33 ) 19 .09
2017 17 .63 0 .14 3 .45 3 .59 ( 0 .10 ) ( 0 .48 ) ( 0 .58 ) 20 .64
2016 19 .96 0 .12 ( 0 .06 ) 0 .06 ( 0 .07 ) ( 2 .32 ) ( 2 .39 ) 17 .63
R-3 shares
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
2017 17 .63 0 .19 3 .42 3 .61 ( 0 .14 ) ( 0 .48 ) ( 0 .62 ) 20 .62
2016 20 .00 0 .16 ( 0 .07 ) 0 .09 ( 0 .14 ) ( 2 .32 ) ( 2 .46 ) 17 .63
R-4 shares
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
2017 17 .77 0 .20 3 .48 3 .68 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 20 .78
2016 20 .12 0 .20 ( 0 .07 ) 0 .13 ( 0 .16 ) ( 2 .32 ) ( 2 .48 ) 17 .77
R-5 shares
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20
2017 17 .74 0 .26 3 .43 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .73
2016 20 .09 0 .22 ( 0 .07 ) 0 .15 ( 0 .18 ) ( 2 .32 ) ( 2 .50 ) 17 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .11% (c) $ 295,433 0 .46% (d) 0 .49% (e) 1 .31% 19 .9%
14 .07 (c) 308,330 0 .47 (d) 0 .50 (e) 1 .50 19 .9
( 0 .67 ) (c) 286,265 0 .45 (d) 0 .48 (e) 2 .27 49 .4
21 .52 (c) 310,009 0 .47 (d) 0 .50 (e) 1 .30 19 .5
1 .22 (c) 265,807 0 .53 (d) 0 .56 (e) 1 .23 22 .9
4 .27 260,585 0 .30 – 1 .47 19 .9
14 .26 278,919 0 .30 (f) – 1 .66 19 .9
( 0 .55 ) 258,545 0 .29 (f) – 2 .44 49 .4
21 .76 273,691 0 .29 (f) – 1 .51 19 .5
1 .44 243,768 0 .32 – 1 .49 22 .9
3 .07 344 1 .16 – 0 .22 19 .9
13 .32 413 1 .16 (f) – 1 .08 19 .9
( 1 .43 ) 593 1 .16 (f) – 1 .60 49 .4
20 .71 2,060 1 .16 – 0 .64 19 .5
0 .54 2,133 1 .19 – 0 .69 22 .9
3 .52 2,656 1 .03 – 0 .69 19 .9
13 .42 2,439 1 .03 (f) – 0 .91 19 .9
( 1 .30 ) 2,214 1 .03 (f) – 1 .77 49 .4
20 .91 2,451 1 .03 – 0 .73 19 .5
0 .62 2,168 1 .06 – 0 .70 22 .9
3 .66 6,440 0 .85 – 1 .05 19 .9
13 .69 7,794 0 .85 (f) – 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (f) – 1 .94 49 .4
21 .05 12,339 0 .85 – 1 .01 19 .5
0 .83 17,423 0 .88 – 0 .89 22 .9
3 .91 8,355 0 .66 – 1 .10 19 .9
13 .88 9,416 0 .66 (f) – 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (f) – 2 .12 49 .4
21 .34 15,237 0 .66 – 1 .07 19 .5
1 .03 11,621 0 .69 – 1 .12 22 .9
4 .04 15,052 0 .54 – 1 .28 19 .9
13 .99 16,847 0 .54 (f) – 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (f) – 2 .31 49 .4
21 .44 18,177 0 .54 – 1 .38 19 .5
1 .14 20,857 0 .57 – 1 .26 22 .9
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the portfolio invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class J shares
2020 $ 12 .31 $ 0 .20 $ 0 .23 $ 0 .43 ( $ 0 .21 ) ( $ 0 .21 ) $ 12 .53
2019 12 .00 0 .27 0 .31 0 .58 ( 0 .27 ) ( 0 .27 ) 12 .31
2018 12 .20 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) ( 0 .24 ) 12 .00
2017 12 .22 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) ( 0 .21 ) 12 .20
2016 12 .17 0 .20 0 .06 0 .26 ( 0 .21 ) ( 0 .21 ) 12 .22
Institutional shares
2020 12 .31 0 .23 0 .22 0 .45 ( 0 .23 ) ( 0 .23 ) 12 .53
2019 12 .00 0 .30 0 .31 0 .61 ( 0 .30 ) ( 0 .30 ) 12 .31
2018 12 .20 0 .27 ( 0 .20 ) 0 .07 ( 0 .27 ) ( 0 .27 ) 12 .00
2017 12 .22 0 .24 ( 0 .02 ) 0 .22 ( 0 .24 ) ( 0 .24 ) 12 .20
2016 12 .17 0 .23 0 .06 0 .29 ( 0 .24 ) ( 0 .24 ) 12 .22
R-1 shares
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) ( 0 .13 ) 12 .54
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) ( 0 .20 ) 12 .32
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) ( 0 .16 ) 12 .01
2017 12 .22 0 .13 ( 0 .02 ) 0 .11 ( 0 .13 ) ( 0 .13 ) 12 .20
2016 12 .17 0 .13 0 .06 0 .19 ( 0 .14 ) ( 0 .14 ) 12 .22
R-2 shares
2020 12 .32 0 .14 0 .21 0 .35 ( 0 .14 ) ( 0 .14 ) 12 .53
2019 12 .00 0 .21 0 .32 0 .53 ( 0 .21 ) ( 0 .21 ) 12 .32
2018 12 .20 0 .18 ( 0 .20 ) ( 0 .02 ) ( 0 .18 ) ( 0 .18 ) 12 .00
2017 12 .22 0 .15 ( 0 .02 ) 0 .13 ( 0 .15 ) ( 0 .15 ) 12 .20
2016 12 .17 0 .14 0 .06 0 .20 ( 0 .15 ) ( 0 .15 ) 12 .22
R-3 shares
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) ( 0 .16 ) 12 .54
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) ( 0 .24 ) 12 .32
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) ( 0 .20 ) 12 .01
2017 12 .23 0 .17 ( 0 .02 ) 0 .15 ( 0 .17 ) ( 0 .17 ) 12 .21
2016 12 .17 0 .16 0 .08 0 .24 ( 0 .18 ) ( 0 .18 ) 12 .23
R-4 shares
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) ( 0 .19 ) 12 .53
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) ( 0 .26 ) 12 .31
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) ( 0 .22 ) 12 .00
2017 12 .23 0 .20 ( 0 .04 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 12 .20
2016 12 .17 0 .19 0 .07 0 .26 ( 0 .20 ) ( 0 .20 ) 12 .23
R-5 shares
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) ( 0 .27 ) 12 .33
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) ( 0 .21 ) 12 .21
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) ( 0 .21 ) 12 .23

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .49% (b) $ 168,395 0 .65% (c) 0 .68% (d) 1 .62% 76 .0%
4 .91 (b) 131,795 0 .67 (c) 0 .70 (d) 2 .24 52 .4
0 .33 (b) 123,856 0 .66 (c) 0 .69 (d) 1 .99 57 .3
1 .58 (b) 139,726 0 .65 (c) 0 .68 (d) 1 .74 59 .5
2 .16 (b) 144,158 0 .70 (c) 0 .73 (d) 1 .62 53 .6
3 .72 5,210,042 0 .43 (e) – 1 .85 76 .0
5 .16 4,736,982 0 .43 (e) – 2 .48 52 .4
0 .56 4,271,619 0 .43 (e) – 2 .23 57 .3
1 .81 3,636,356 0 .43 (e) – 1 .97 59 .5
2 .44 2,346,871 0 .43 – 1 .89 53 .6
2 .83 998 1 .29 (e) – 0 .94 76 .0
4 .26 429 1 .29 (e) – 1 .62 52 .4
( 0 .23 ) 841 1 .29 (e) – 1 .38 57 .3
0 .93 500 1 .29 (e) – 1 .10 59 .5
1 .56 1,338 1 .30 (e) – 1 .03 53 .6
2 .88 1,787 1 .16 (e) – 1 .12 76 .0
4 .48 1,571 1 .16 (e) – 1 .75 52 .4
( 0 .18 ) 1,898 1 .16 (e) – 1 .48 57 .3
1 .07 2,428 1 .16 (e) – 1 .23 59 .5
1 .70 2,358 1 .17 (e) – 1 .16 53 .6
3 .15 14,361 0 .98 (e) – 1 .30 76 .0
4 .58 13,832 0 .98 (e) – 1 .93 52 .4
0 .00 14,259 0 .98 (e) – 1 .67 57 .3
1 .25 13,662 0 .98 (e) – 1 .41 59 .5
1 .88 (f) 21,159 0 .99 (e) – 1 .34 53 .6
3 .35 6,435 0 .79 (e) – 1 .45 76 .0
4 .78 3,816 0 .79 (e) – 2 .12 52 .4
0 .19 8,394 0 .79 (e) – 1 .86 57 .3
1 .36 9,181 0 .79 (e) – 1 .61 59 .5
2 .16 13,199 0 .79 (e) – 1 .53 53 .6
3 .38 12,410 0 .67 (e) – 1 .62 76 .0
4 .99 14,704 0 .67 (e) – 2 .23 52 .4
0 .31 9,938 0 .67 (e) – 1 .98 57 .3
1 .56 9,955 0 .67 (e) – 1 .72 59 .5
2 .19 12,039 0 .68 (e) – 1 .65 53 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class J shares
2020 $ 19.77 $ 0.02 $ 0.76 $ 0.78 ( $ 0.04) ( $ 1.21) ( $ 1.25) $ 19.30
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
2017 19.26 0.01 4.48 4.49 (0.14) (0.43) (0.57) 23.18
2016 19.82 0.14 0.04 0.18 – (0.74) (0.74) 19.26
Institutional shares
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
2017 21.31 0.08 4.96 5.04 (0.18) (0.43) (0.61) 25.74
2016 21.81 0.23 0.01 0.24 – (0.74) (0.74) 21.31
R-1 shares
2020 19.49 (0.09) 0.75 0.66 – (1.21) (1.21) 18.94
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46
2017 19.20 (0.12) 4.48 4.36 (0.02) (0.43) (0.45) 23.11
2016 19.88 0.03 0.03 0.06 – (0.74) (0.74) 19.20
R-2 shares
2020 19.77 (0.06) 0.76 0.70 – (1.21) (1.21) 19.26
2019 21.70 (0.04) 1.01 0.97 – (2.90) (2.90) 19.77
2018 23.32 (0.05) 0.40 0.35 – (1.97) (1.97) 21.70
2017 19.40 (0.09) 4.52 4.43 (0.08) (0.43) (0.51) 23.32
2016 20.06 0.01 0.07 0.08 – (0.74) (0.74) 19.40
R-3 shares
2020 20 .72 (0.03) 0.80 0.77 – (1.21) (1.21) 20.28
2019 22.55 (0.01) 1.08 1.07 – (2.90) (2.90) 20.72
2018 24.12 (0.02) 0.42 0.40 – (1.97) (1.97) 22.55
2017 20.01 (0.05) 4.67 4.62 (0.08) (0.43) (0.51) 24.12
2016 20.63 0.09 0.03 0.12 – (0.74) (0.74) 20.01
R-4 shares
2020 21.69 – 0.84 0.84 (0.02) (1.21) (1.23) 21.30
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
2018 24.96 0.03 0.44 0.47 – (1.97) (1.97) 23.46
2017 20.70 (0.01) 4.82 4.81 (0.12) (0.43) (0.55) 24.96
2016 21.27 0.11 0.06 0.17 – (0.74) (0.74) 20.70
R-5 shares
2020 22.28 0.03 0.86 0.89 (0.05) (1.21) (1.26) 21.91
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22.28
2018 25.47 0.06 0.45 0.51 (0.01) (1.97) (1.98) 24.00
2017 21.10 0.02 4.92 4 .94 (0.14) (0.43) (0.57) 25.47
2016 21.65 0.15 0.04 0.19 – (0.74) (0.74) 21.10
R-6 shares
2020 22.56 0.08 0.88 0.96 (0.10) (1.21) (1.31) 22.21
2019 24.25 0.11 1.20 1.31 (0.10) (2.90) (3.00) 22.56
2018 25.72 0.11 0.46 0.57 (0.07) (1.97) (2.04) 24.25
2017 (g) 23.47 0.02 2.85 2.87 (0.19) (0.43) (0.62) 25.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.88% (b),(c) $ 175,489 1.03% (d) 1.06% (e) 0.12% 41.6%
7.50 (b) 189,772 1 .06 (d) 1.09 (e) 0.20 40.0
1.93 (b) 191,225 1.02 (d) 1.05 (e) 0.22 51.6
23.56 (b) 203,083 1.05 (d) 1.08 (e) 0.07 67.5
1.01 (b) 182,800 1.02 (d) 1.05 (e) 0.75 59.1
4.07 147,591 0.85 (f) – 0.28 41.6
7.72 (c) 107,829 0.85 (f) – 0.41 40.0
2.12 (c) 91,484 0.81 (f) – 0.42 51.6
23.89 73,867 0 .80 (f) – 0.32 67.5
1.20 61,357 0.80 (f) – 1.12 59.1
3.24 1,825 1.63 – (0.48) 41.6
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
22.86 2,917 1.65 – (0.54) 67.5
0.38 2,535 1.64 – 0.16 59.1
3.41 1,619 1.50 – (0.33) 41.6
7.03 2,695 1.50 – (0.23) 40.0
1.38 3,747 1.50 – (0.21) 51.6
23.03 12,324 1.52 – (0.40) 67.5
0.48 11,107 1.51 – 0.05 59.1
3.60 7,119 1.32 – (0.17) 41.6
7.23 9,247 1.32 – (0.06) 40.0
1.55 11,352 1.32 – (0.07) 51.6
23.27 14,310 1.34 – (0.22) 67.5
0.67 12,944 1.33 – 0.45 59.1
3.78 28,740 1.13 – 0.01 41.6
7.42 25,604 1.13 – 0.12 40.0
1 .80 18,401 1.13 – 0.10 51.6
23.44 16,508 1.15 – (0.04) 67.5
0.89 13,799 1.14 – 0.57 59.1
3.88 26,842 1.01 – 0.13 41.6
7.55 23,288 1.01 – 0.26 40.0
1.92 22,556 1.01 – 0.22 51.6
23.62 20,270 1.03 – 0.10 67.5
0.97 18,947 1.02 – 0.75 59.1
4.14 75,621 0.77 (f) – 0.37 41.6
7.82 (c) 62,428 0.77 (f) – 0.49 40.0
2.20 (c) 48,252 0.77 (f) – 0.42 51.6
12.44 (h) 23,391 0.77 (f),(i) – 0.10 (i) 67.5 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2020 $ 9 .29 ( $ 0 .07 ) $ 2 .16 $ 2 .09 ( $ 1 .01 ) ( $ 1 .01 ) $ 10 .37
2019 10 .56 ( 0 .07 ) 0 .69 0 .62 ( 1 .89 ) ( 1 .89 ) 9 .29
2018 10 .88 ( 0 .09 ) 1 .04 0 .95 ( 1 .27 ) ( 1 .27 ) 10 .56
2017 8 .59 ( 0 .09 ) 2 .74 2 .65 ( 0 .36 ) ( 0 .36 ) 10 .88
2016 9 .52 ( 0 .06 ) 0 .14 0 .08 ( 1 .01 ) ( 1 .01 ) 8 .59
Institutional shares
2020 13 .45 ( 0 .08 ) 3 .20 3 .12 ( 1 .01 ) ( 1 .01 ) 15 .56
2019 14 .29 ( 0 .07 ) 1 .12 1 .05 ( 1 .89 ) ( 1 .89 ) 13 .45
2018 14 .27 ( 0 .08 ) 1 .37 1 .29 ( 1 .27 ) ( 1 .27 ) 14 .29
2017 11 .13 ( 0 .06 ) 3 .56 3 .50 ( 0 .36 ) ( 0 .36 ) 14 .27
2016 11 .99 ( 0 .04 ) 0 .19 0 .15 ( 1 .01 ) ( 1 .01 ) 11 .13
R-1 shares
2020 10 .40 ( 0 .14 ) 2 .42 2 .28 ( 1 .01 ) ( 1 .01 ) 11 .67
2019 11 .62 ( 0 .14 ) 0 .81 0 .67 ( 1 .89 ) ( 1 .89 ) 10 .40
2018 11 .91 ( 0 .17 ) 1 .15 0 .98 ( 1 .27 ) ( 1 .27 ) 11 .62
2017 9 .42 ( 0 .15 ) 3 .00 2 .85 ( 0 .36 ) ( 0 .36 ) 11 .91
2016 10 .39 ( 0 .11 ) 0 .15 0 .04 ( 1 .01 ) ( 1 .01 ) 9 .42
R-2 shares
2020 10 .05 ( 0 .12 ) 2 .34 2 .22 ( 1 .01 ) ( 1 .01 ) 11 .26
2019 11 .29 ( 0 .12 ) 0 .77 0 .65 ( 1 .89 ) ( 1 .89 ) 10 .05
2018 11 .60 ( 0 .15 ) 1 .11 0 .96 ( 1 .27 ) ( 1 .27 ) 11 .29
2017 9 .17 ( 0 .13 ) 2 .92 2 .79 ( 0 .36 ) ( 0 .36 ) 11 .60
2016 10 .13 ( 0 .10 ) 0 .15 0 .05 ( 1 .01 ) ( 1 .01 ) 9 .17
R-3 shares
2020 10 .87 ( 0 .11 ) 2 .55 2 .44 ( 1 .01 ) ( 1 .01 ) 12 .30
2019 12 .02 ( 0 .11 ) 0 .85 0 .74 ( 1 .89 ) ( 1 .89 ) 10 .87
2018 12 .25 ( 0 .14 ) 1 .18 1 .04 ( 1 .27 ) ( 1 .27 ) 12 .02
2017 9 .65 ( 0 .12 ) 3 .08 2 .96 ( 0 .36 ) ( 0 .36 ) 12 .25
2016 10 .59 ( 0 .09 ) 0 .16 0 .07 ( 1 .01 ) ( 1 .01 ) 9 .65
R-4 shares
2020 11 .74 ( 0 .10 ) 2 .77 2 .67 ( 1 .01 ) ( 1 .01 ) 13 .40
2019 12 .79 ( 0 .10 ) 0 .94 0 .84 ( 1 .89 ) ( 1 .89 ) 11 .74
2018 12 .94 ( 0 .12 ) 1 .24 1 .12 ( 1 .27 ) ( 1 .27 ) 12 .79
2017 10 .15 ( 0 .11 ) 3 .26 3 .15 ( 0 .36 ) ( 0 .36 ) 12 .94
2016 11 .07 ( 0 .08 ) 0 .17 0 .09 ( 1 .01 ) ( 1 .01 ) 10 .15
R-5 shares
2020 12 .42 ( 0 .09 ) 2 .93 2 .84 ( 1 .01 ) ( 1 .01 ) 14 .25
2019 13 .39 ( 0 .09 ) 1 .01 0 .92 ( 1 .89 ) ( 1 .89 ) 12 .42
2018 13 .47 ( 0 .11 ) 1 .30 1 .19 ( 1 .27 ) ( 1 .27 ) 13 .39
2017 10 .55 ( 0 .10 ) 3 .38 3 .28 ( 0 .36 ) ( 0 .36 ) 13 .47
2016 11 .45 ( 0 .07 ) 0 .18 0 .11 ( 1 .01 ) ( 1 .01 ) 10 .55
R-6 shares
2020 13 .43 ( 0 .06 ) 3 .19 3 .13 ( 1 .01 ) ( 1 .01 ) 15 .55
2019 14 .27 ( 0 .06 ) 1 .11 1 .05 ( 1 .89 ) ( 1 .89 ) 13 .43
2018 14 .25 ( 0 .08 ) 1 .37 1 .29 ( 1 .27 ) ( 1 .27 ) 14 .27
2017 11 .11 ( 0 .08 ) 3 .58 3 .50 ( 0 .36 ) ( 0 .36 ) 14 .25
2016 11 .98 ( 0 .06 ) 0 .20 0 .14 ( 1 .01 ) ( 1 .01 ) 11 .11

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24 .24% (b) $ 78,084 1 .16% (c) 1 .22% (d) ( 0 .75 ) % 67 .6%
10 .17 (b) 69,567 1 .33 (c) 1 .45 (d) ( 0 .81 ) 57 .4
8 .82 (b) 66,138 1 .29 (c) 1 .41 (d) ( 0 .81 ) 68 .8
31 .61 (b) 58,650 1 .36 (c) 1 .47 (d) ( 0 .91 ) 52 .3
0 .95 (b) 47,535 1 .35 (c) 1 .45 (d) ( 0 .73 ) 57 .1
24 .51 (e) 222,802 0 .97 (f) – ( 0 .57 ) 67 .6
10 .50 (e) 148,229 1 .02 (f) – ( 0 .50 ) 57 .4
9 .12 152,106 1 .02 (f) – ( 0 .54 ) 68 .8
32 .04 163,287 1 .02 (f) – ( 0 .53 ) 52 .3
1 .36 1,292,151 1 .02 (f) – ( 0 .39 ) 57 .1
23 .53 (e) 1,980 1 .75 (f) – ( 1 .34 ) 67 .6
9 .59 1,757 1 .87 (f) – ( 1 .35 ) 57 .4
8 .27 2,255 1 .87 (f) – ( 1 .39 ) 68 .8
30 .92 2,363 1 .88 (f) – ( 1 .42 ) 52 .3
0 .43 2,148 1 .88 (f) – ( 1 .24 ) 57 .1
23 .65 2,166 1 .62 (f) – ( 1 .20 ) 67 .6
9 .71 2,815 1 .74 (f) – ( 1 .22 ) 57 .4
8 .32 3,327 1 .74 (f) – ( 1 .26 ) 68 .8
31 .12 4,942 1 .75 (f) – ( 1 .28 ) 52 .3
0 .55 4,491 1 .75 (f) – ( 1 .12 ) 57 .1
23 .92 13,013 1 .44 (f) – ( 1 .03 ) 67 .6
9 .90 13,075 1 .56 (f) – ( 1 .04 ) 57 .4
8 .54 14,357 1 .56 (f) – ( 1 .08 ) 68 .8
31 .34 17,282 1 .57 (f) – ( 1 .11 ) 52 .3
0 .73 16,020 1 .57 (f) – ( 0 .94 ) 57 .1
24 .12 15,438 1 .25 (f) – ( 0 .84 ) 67 .6
10 .11 12,710 1 .37 (f) – ( 0 .85 ) 57 .4
8 .72 12,526 1 .37 (f) – ( 0 .89 ) 68 .8
31 .67 12,382 1 .38 (f) – ( 0 .91 ) 52 .3
0 .90 12,216 1 .38 (f) – ( 0 .75 ) 57 .1
24 .17 42,541 1 .13 (f) – ( 0 .72 ) 67 .6
10 .29 37,322 1 .25 (f) – ( 0 .73 ) 57 .4
8 .91 43,250 1 .25 (f) – ( 0 .77 ) 68 .8
31 .71 40,715 1 .26 (f) – ( 0 .80 ) 52 .3
1 .05 34,740 1 .26 (f) – ( 0 .64 ) 57 .1
24 .63 (e) 1,817,204 0 .86 (f) – ( 0 .46 ) 67 .6
10 .52 (e) 1,497,648 0 .99 (f) – ( 0 .48 ) 57 .4
9 .13 1,457,244 0 .99 (f) – ( 0 .52 ) 68 .8
32 .10 1,299,913 1 .01 (f) – ( 0 .63 ) 52 .3
1 .27 605 1 .06 (f) – ( 0 .57 ) 57 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2020 $ 23.55 $ 0.21 ( $ 1.85) ( $ 1.64) ( $ 0.26) ( $ 1.48) ( $ 1.74) $ 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
2016 23.02 0.21 0.98 1.19 (0.21) (1.63) (1.84) 22.37
Institutional shares
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
2016 24.05 0.28 1.01 1.29 (0.27) (1.63) (1.90) 23.44
R-1 shares
2020 24.50 0.09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1 .14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0.09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
2016 23.67 0.09 1.01 1.10 (0.08) (1.63) (1.71) 23.06
R-2 shares
2020 25.29 0.12 (2.02) (1.90) (0.13) (1.48) (1.61) 21.78
2019 27.87 0.14 0.08 0.22 (0.12) (2.68) (2.80) 25.29
2018 28.26 0.11 1.16 1.27 (0.12) (1.54) (1.66) 27.87
2017 23.62 0.12 6.09 6.21 (0.12) (1.45) (1.57) 28.26
2016 24.19 0.12 1.03 1.15 (0.09) (1.63) (1.72) 23.62
R-3 shares
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
2017 23.79 0.17 6.13 6.30 ( 0 .15) (1.45) (1.60) 28.49
2016 24.36 0.17 1.03 1.20 (0.14) (1.63) (1.77) 23.79
R-4 shares
2020 25.84 0 .21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0.22 6.18 6.40 (0.19) (1.45) (1.64) 28.77
2016 24.57 0.21 1.05 1.26 (0.19) (1.63) (1.82) 24.01
R-5 shares
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1.19 1.45 (0.25) (1.54) (1.79) 28.59
2017 24.13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
2016 24.69 0.24 1.05 1.29 (0.22) (1.63) (1.85) 24.13
R-6 shares
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67
2017 (f) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(7.93) % (b) $ 136,338 0.42% (c) 0.45% (d) 1.02% 21.4%
2.86 (b) 171,912 0.44 (c) 0.47 (d) 1.01 16.8
5.14 (b) 182,777 0.41 (c) 0.44 (d) 0.89 17.4
27.32 (b) 182,503 0.43 (c) 0.46 (d) 0.94 14.0
5.85 (b) 149,939 0.47 (c) 0.50 (d) 0.97 20.7
(7.75) 218,125 0.24 (e) – 1.22 21.4
3.04 330,036 0.24 (e) – 1.21 16.8
5.32 359,661 0.22 (e) – 1.08 17.4
27.64 395,731 0.22 (e) – 1.17 14.0
6.07 558,869 0.21 – 1.24 20.7
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
5.22 12,570 1.04 – 0.40 20.7
(8.37) 7,737 0.91 – 0 .55 21.4
2.39 11,143 0.91 – 0.55 16.8
4.56 13,500 0 .91 – 0.39 17.4
26.77 17,487 0.91 – 0.46 14.0
5.35 16,157 0.91 – 0.54 20.7
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17.4
26.99 122,349 0.73 – 0.65 14.0
5.54 119,969 0.73 – 0.72 20.7
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0 .83 14.0
5.75 76,916 0.54 – 0.92 20.7
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
5.86 184,384 0.42 – 1.02 20.7
(7.67) 459,359 0.16 (e) – 1.28 21.4
3.14 464,412 0.17 (e) – 1.28 16.8
5.37 383,063 0.16 (e) – 1.12 17.4
12.82 (g) 315,680 0.17 (e),(h) – 1.08 (h) 14.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2020 $ 10 .19 $ 0 .04 ( $ 1 .55 ) ( $ 1 .51 ) ( $ 0 .05 ) $ – ( $ 0 .05 ) $ 8 .63
2019 11 .78 0 .05 0 .19 0 .24 ( 0 .05 ) ( 1 .78 ) ( 1 .83 ) 10 .19
2018 13 .42 0 .02 ( 0 .35 ) ( 0 .33 ) ( 0 .01 ) ( 1 .30 ) ( 1 .31 ) 11 .78
2017 11 .66 ( 0 .01 ) 2 .51 2 .50 ( 0 .02 ) ( 0 .72 ) ( 0 .74 ) 13 .42
2016 12 .49 0 .02 0 .43 0 .45 ( 0 .03 ) ( 1 .25 ) ( 1 .28 ) 11 .66
Institutional shares
2020 10 .55 0 .08 ( 1 .59 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .94
2019 12 .12 0 .10 0 .20 0 .30 ( 0 .09 ) ( 1 .78 ) ( 1 .87 ) 10 .55
2018 13 .77 0 .07 ( 0 .36 ) ( 0 .29 ) ( 0 .06 ) ( 1 .30 ) ( 1 .36 ) 12 .12
2017 11 .94 0 .06 2 .55 2 .61 ( 0 .06 ) ( 0 .72 ) ( 0 .78 ) 13 .77
2016 12 .76 0 .07 0 .44 0 .51 ( 0 .08 ) ( 1 .25 ) ( 1 .33 ) 11 .94
R-1 shares
2020 9 .32 0 .01 ( 1 .43 ) ( 1 .42 ) – – – 7 .90
2019 10 .93 0 .01 0 .16 0 .17 – ( 1 .78 ) ( 1 .78 ) 9 .32
2018 12 .59 ( 0 .04 ) ( 0 .32 ) ( 0 .36 ) – ( 1 .30 ) ( 1 .30 ) 10 .93
2017 11 .01 ( 0 .06 ) 2 .36 2 .30 – ( 0 .72 ) ( 0 .72 ) 12 .59
2016 11 .88 ( 0 .03 ) 0 .41 0 .38 – ( 1 .25 ) ( 1 .25 ) 11 .01
R-2 shares
2020 9 .54 0 .02 ( 1 .47 ) ( 1 .45 ) ( 0 .01 ) – ( 0 .01 ) 8 .08
2019 11 .13 0 .02 0 .17 0 .19 – ( 1 .78 ) ( 1 .78 ) 9 .54
2018 12 .78 ( 0 .03 ) ( 0 .32 ) ( 0 .35 ) – ( 1 .30 ) ( 1 .30 ) 11 .13
2017 11 .15 ( 0 .04 ) 2 .39 2 .35 – ( 0 .72 ) ( 0 .72 ) 12 .78
2016 12 .00 ( 0 .02 ) 0 .42 0 .40 – ( 1 .25 ) ( 1 .25 ) 11 .15
R-3 shares
2020 10 .01 0 .03 ( 1 .52 ) ( 1 .49 ) ( 0 .04 ) – ( 0 .04 ) 8 .48
2019 11 .59 0 .04 0 .18 0 .22 ( 0 .02 ) ( 1 .78 ) ( 1 .80 ) 10 .01
2018 13 .23 – ( 0 .34 ) ( 0 .34 ) – ( 1 .30 ) ( 1 .30 ) 11 .59
2017 11 .51 ( 0 .02 ) 2 .46 2 .44 – ( 0 .72 ) ( 0 .72 ) 13 .23
2016 12 .35 – 0 .43 0 .43 ( 0 .02 ) ( 1 .25 ) ( 1 .27 ) 11 .51
R-4 shares
2020 10 .19 0 .05 ( 1 .55 ) ( 1 .50 ) ( 0 .06 ) – ( 0 .06 ) 8 .63
2019 11 .77 0 .06 0 .18 0 .24 ( 0 .04 ) ( 1 .78 ) ( 1 .82 ) 10 .19
2018 13 .41 0 .02 ( 0 .35 ) ( 0 .33 ) ( 0 .01 ) ( 1 .30 ) ( 1 .31 ) 11 .77
2017 11 .65 – 2 .50 2 .50 ( 0 .02 ) ( 0 .72 ) ( 0 .74 ) 13 .41
2016 12 .48 0 .03 0 .43 0 .46 ( 0 .04 ) ( 1 .25 ) ( 1 .29 ) 11 .65
R-5 shares
2020 10 .33 0 .06 ( 1 .57 ) ( 1 .51 ) ( 0 .07 ) – ( 0 .07 ) 8 .75
2019 11 .91 0 .07 0 .19 0 .26 ( 0 .06 ) ( 1 .78 ) ( 1 .84 ) 10 .33
2018 13 .55 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .03 ) ( 1 .30 ) ( 1 .33 ) 11 .91
2017 11 .77 0 .02 2 .52 2 .54 ( 0 .04 ) ( 0 .72 ) ( 0 .76 ) 13 .55
2016 12 .59 0 .04 0 .44 0 .48 ( 0 .05 ) ( 1 .25 ) ( 1 .30 ) 11 .77
R-6 shares
2020 10 .54 0 .09 ( 1 .60 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .93
2019 12 .12 0 .10 0 .19 0 .29 ( 0 .09 ) ( 1 .78 ) ( 1 .87 ) 10 .54
2018 13 .76 0 .07 ( 0 .35 ) ( 0 .28 ) ( 0 .06 ) ( 1 .30 ) ( 1 .36 ) 12 .12
2017 11 .93 0 .03 2 .58 2 .61 ( 0 .06 ) ( 0 .72 ) ( 0 .78 ) 13 .76
2016 12 .75 0 .03 0 .48 0 .51 ( 0 .08 ) ( 1 .25 ) ( 1 .33 ) 11 .93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 14 .92 ) % (b) $ 11,752 1 .48% (c) 1 .54% (d) 0 .42% 92 .2%
4 .60 (b) 16,348 1 .45 (c) 1 .52 (d) 0 .46 76 .1
( 3 .18 ) (b) 17,180 1 .36 (c) 1 .43 (d) 0 .13 84 .1
21 .66 (b) 19,406 1 .40 (c) 1 .45 (d) ( 0 .04 ) 58 .6
4 .33 (b) 18,069 1 .41 (c) 1 .46 (d) 0 .18 52 .5
( 14 .51 ) 103,672 0 .98 (e) – 0 .90 92 .2
5 .09 116,450 0 .99 (e) – 0 .92 76 .1
( 2 .80 ) 129,984 1 .00 (e) – 0 .49 84 .1
22 .11 186,765 0 .99 (e) – 0 .43 58 .6
4 .82 1,144,250 0 .99 (e) – 0 .60 52 .5
( 15 .21 ) 583 1 .84 (e) – 0 .06 92 .2
4 .21 871 1 .84 (e) – 0 .07 76 .1
( 3 .61 ) 983 1 .84 (e) – ( 0 .35 ) 84 .1
21 .05 1,200 1 .85 (e) – ( 0 .47 ) 58 .6
3 .93 1,434 1 .85 (e) – ( 0 .26 ) 52 .5
( 15 .18 ) 668 1 .71 (e) – 0 .21 92 .2
4 .34 1,394 1 .71 (e) – 0 .23 76 .1
( 3 .47 ) 2,030 1 .71 (e) – ( 0 .22 ) 84 .1
21 .24 3,975 1 .72 (e) – ( 0 .36 ) 58 .6
3 .98 (f) 3,735 1 .72 (e) – ( 0 .14 ) 52 .5
( 14 .99 ) 3,599 1 .53 (e) – 0 .39 92 .2
4 .51 6,798 1 .53 (e) – 0 .39 76 .1
( 3 .27 ) 9,087 1 .53 (e) – ( 0 .04 ) 84 .1
21 .41 12,261 1 .54 (e) – ( 0 .17 ) 58 .6
4 .23 13,501 1 .54 (e) – 0 .03 52 .5
( 14 .84 ) 2,278 1 .34 (e) – 0 .59 92 .2
4 .67 4,746 1 .34 (e) – 0 .57 76 .1
( 3 .14 ) 4,824 1 .34 (e) – 0 .15 84 .1
21 .64 6,883 1 .35 (e) – 0 .02 58 .6
4 .43 7,570 1 .35 (e) – 0 .25 52 .5
( 14 .74 ) 14,788 1 .22 (e) – 0 .69 92 .2
4 .80 19,469 1 .22 (e) – 0 .70 76 .1
( 2 .99 ) 23,256 1 .22 (e) – 0 .28 84 .1
21 .78 31,863 1 .23 (e) – 0 .13 58 .6
4 .60 23,856 1 .23 (e) – 0 .35 52 .5
( 14 .51 ) 663,938 0 .96 (e) – 0 .94 92 .2
5 .05 840,894 0 .97 (e) – 0 .94 76 .1
( 2 .70 ) 885,580 0 .96 (e) – 0 .54 84 .1
22 .13 967,766 0 .97 (e) – 0 .25 58 .6
4 .82 3,511 1 .01 (e) – 0 .28 52 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Institutional shares
2020 $ 7 .44 $ 0 .21 ( $ 0 .05 ) $ 0 .16 ( $ 0 .19 ) ( $ 0 .19 ) $ 7 .41
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44
2018 7 .25 0 .29 ( 0 .31 ) ( 0 .02 ) ( 0 .28 ) ( 0 .28 ) 6 .95
2017 7 .43 0 .31 ( 0 .20 ) 0 .11 ( 0 .29 ) ( 0 .29 ) 7 .25
2016 7 .34 0 .28 0 .09 0 .37 ( 0 .28 ) ( 0 .28 ) 7 .43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .14% $ 248,148 0 .56% (b) 0 .52% (b) ,(c) 2 .85% 66 .7%
10 .73 163,406 0 .59 (b) 0 .52 (b) ,(c) 3 .57 64 .0
( 0 .31 ) 70,842 0 .59 (b) 0 .52 (b) ,(c) 4 .11 65 .8
1 .54 40,449 0 .52 (b) 0 .48 (b) ,(c) 4 .22 30 .9
5 .04 4,346 0 .63 (b) 0 .60 (b) ,(c) 3 .76 33 .7
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares of California Municipal Fund, Core Fixed Income Fund (formerly Income Fund), Core Plus
Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate
Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International
Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund,
MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime
2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund,
Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal
LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030
Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal
LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime
Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible
Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund
II and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund (formerly the Income Fund), Core Plus Bond
Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate
Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International
Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund,
MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime
2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund,
Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal
LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030
Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal
LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime
Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible
Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value
Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”), (63 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (63 of the portfolios constituting the Fund) at October 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund (formerly Income Fund)
Core Plus Bond Fund
Diversified International Fund
Equity Income Fund
Global Diversified Income Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Emerging Markets Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For each of the five years in the period
ended October 31, 2020

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
Finisterre Unconstrained Emerging Markets Bond Fund
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For each of the four years in the period
ended October 31, 2020 and the period
from July 11, 2016, date operations
commenced, through October 31, 2016
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2065 Fund
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For each of the three years in the period
ended October 31, 2020 and the period
from September 6, 2017, date operations
commenced, through October 31, 2017
Government Money Market Fund
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For each of the two years in the period
ended October 31, 2020 and the period
from December 20, 2017, date operations
commenced, through October 31, 2018

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian, agent banks, brokers and transfer agents or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2020

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
627
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2020 to
October 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
California Municipal Fund
Institutional $ 1,000.00 $ 1,074.44 $ 2.76 $ 1,000.00 $ 1,022.47 $ 2.69 0.53%
California Municipal Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 1,074.40 2.66 1,000.00 1,022.54 2.60 0.51
Core Fixed Income Fund
Class J 1,000.00 1,031.71 3.32 1,000.00 1,021.87 3.30 0.65
Institutional 1,000.00 1,032.04 2.96 1,000.00 1,022.22 2.95 0.58
R-1 1,000.00 1,028.15 6.78 1,000.00 1,018.45 6.75 1.33
R-2 1,000.00 1,029.80 6.12 1,000.00 1,019.10 6.09 1.20
R-3 1,000.00 1,029.70 5.20 1,000.00 1,020.01 5.18 1.02
R-4 1,000.00 1,030.71 4.24 1,000.00 1,020.96 4.22 0.83
R-5 1,000.00 1,031.41 3.63 1,000.00 1,021.57 3.61 0.71
R-6 1,000.00 1,032.74 2.30 1,000.00 1,022.87 2.29 0.45

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
628
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class J $ 1,000.00 $ 1,033.05 $ 3.99 $ 1,000.00 $ 1,021.22 $ 3.96 0.78%
Institutional 1,000.00 1,034.48 2.86 1,000.00 1,022.32 2.85 0.56
R-1 1,000.00 1,029.36 6.99 1,000.00 1,018.25 6.95 1.37
R-2 1,000.00 1,030.42 6.33 1,000.00 1,018.90 6.29 1.24
R-3 1,000.00 1,031.18 5.41 1,000.00 1,019.81 5.38 1.06
R-4 1,000.00 1,032.33 4.44 1,000.00 1,020.76 4.42 0.87
R-5 1,000.00 1,032.76 3.83 1,000.00 1,021.37 3.81 0.75
Diversified International Fund
Class J 1,000.00 1,165.89 5.77 1,000.00 1,019.81 5.38 1.06
Institutional 1,000.00 1,166.67 4.68 1,000.00 1,020.81 4.37 0.86
R-1 1,000.00 1,162.24 8.75 1,000.00 1,017.04 8.16 1.61
R-2 1,000.00 1,163.75 8.05 1,000.00 1,017.70 7.51 1.48
R-3 1,000.00 1,164.07 7.07 1,000.00 1,018.60 6.60 1.30
R-4 1,000.00 1,165.61 6.04 1,000.00 1,019.56 5.63 1.11
R-5 1,000.00 1,166.06 5.39 1,000.00 1,020.16 5.03 0.99
R-6 1,000.00 1,168.51 3.98 1,000.00 1,021.47 3.71 0.73
Equity Income Fund
Class J 1,000.00 1,115.17 4.31 1,000.00 1,021.06 4.12 0.81
Institutional 1,000.00 1,116.79 2.77 1,000.00 1,022.52 2.64 0.52
R-1 1,000.00 1,111.79 7.38 1,000.00 1,018.15 7.05 1.39
R-2 1,000.00 1,112.51 6.69 1,000.00 1,018.80 6.39 1.26
R-3 1,000.00 1,113.19 5.74 1,000.00 1,019.71 5.48 1.08
R-4 1,000.00 1,114.42 4.73 1,000.00 1,020.66 4.52 0.89
R-5 1,000.00 1,115.21 4.09 1,000.00 1,021.27 3.91 0.77
Finisterre Unconstrained Emerging
Markets Bond Fund
Institutional 1,000.00 1,090.33 4.47 1,000.00 1,020.86 4.32 0.85
Global Diversified Income Fund
Institutional 1,000.00 1,116.16 3.62 1,000.00 1,021.72 3.46 0.68
R-6 1,000.00 1,116.31 3.56 1,000.00 1,021.77 3.40 0.67
Global Real Estate Securities Fund
Institutional 1,000.00 1,053.61 4.85 1,000.00 1,020.41 4.77 0.94
R-3 1,000.00 1,051.45 7.43 1,000.00 1,017.90 7.30 1.44
R-4 1,000.00 1,052.13 6.45 1,000.00 1,018.85 6.34 1.25
R-5 1,000.00 1,052.56 5.83 1,000.00 1,019.46 5.74 1.13
R-6 1,000.00 1,053.90 4.54 1,000.00 1,020.71 4.47 0.88
Government & High Quality Bond
Fund
Class J 1,000.00 1,009.11 4.04 1,000.00 1,021.11 4.06 0.80
Institutional 1,000.00 1,010.47 2.68 1,000.00 1,022.47 2.69 0.53
R-1 1,000.00 1,006.60 6.51 1,000.00 1,018.65 6.55 1.29
R-2 1,000.00 1,006.31 5.85 1,000.00 1,019.30 5.89 1.16
R-3 1,000.00 1,008.17 4.95 1,000.00 1,020.21 4.98 0.98
R-4 1,000.00 1,008.19 3.99 1,000.00 1,021.17 4.01 0.79
R-5 1,000.00 1,008.80 3.38 1,000.00 1,021.77 3.40 0.67
Government Money Market Fund
Institutional 1,000.00 1,000.02 0.50 1,000.00 1,024.63 0.51 0.10
High Income Fund
Institutional 1,000.00 1,112.09 3.24 1,000.00 1,022.07 3.10 0.61
High Yield Fund
Institutional 1,000.00 1,107.87 3.23 1,000.00 1,022.07 3.10 0.61
R-6 1,000.00 1,108.35 2.76 1,000.00 1,022.52 2.64 0.52

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
629
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Inflation Protection Fund
Class J $ 1,000.00 $ 1,040.45 $ 4.77 $ 1,000.00 $ 1,020.46 $ 4.72 0.93%
Institutional 1,000.00 1,043.07 2.00 1,000.00 1,023.18 1.98 0.39
R-1 1,000.00 1,039.12 6.46 1,000.00 1,018.80 6.39 1.26
R-2 1,000.00 1,040.18 5.80 1,000.00 1,019.46 5.74 1.13
R-3 1,000.00 1,040.12 4.87 1,000.00 1,020.36 4.82 0.95
R-4 1,000.00 1,041.12 3.90 1,000.00 1,021.32 3.86 0.76
R-5 1,000.00 1,042.14 3.29 1,000.00 1,021.92 3.25 0.64
International Emerging Markets
Fund
Class J 1,000.00 1,247.72 7.74 1,000.00 1,018.25 6.95 1.37
Institutional 1,000.00 1,249.18 6.78 1,000.00 1,019.10 6.09 1.20
R-1 1,000.00 1,243.57 11.22 1,000.00 1,015.13 10.08 1.99
R-2 1,000.00 1,244.48 10.49 1,000.00 1,015.79 9.42 1.86
R-3 1,000.00 1,246.02 9.48 1,000.00 1,016.69 8.52 1.68
R-4 1,000.00 1,247.44 8.42 1,000.00 1,017.65 7.56 1.49
R-5 1,000.00 1,247.79 7.74 1,000.00 1,018.25 6.95 1.37
R-6 1,000.00 1,249.53 6.16 1,000.00 1,019.66 5.53 1.09
International Fund I
Institutional 1,000.00 1,149.02 4.86 1,000.00 1,020.61 4.57 0.90
R-1 1,000.00 1,144.59 8.95 1,000.00 1,016.79 8.42 1.66
R-2 1,000.00 1,144.69 8.25 1,000.00 1,017.44 7.76 1.53
R-3 1,000.00 1,145.99 7.28 1,000.00 1,018.35 6.85 1.35
R-4 1,000.00 1,146.64 6.26 1,000.00 1,019.30 5.89 1.16
R-5 1,000.00 1,148.26 5.62 1,000.00 1,019.91 5.28 1.04
R-6 1,000.00 1,149.02 4.27 1,000.00 1,021.17 4.01 0.79
LargeCap Growth Fund I
Class J 1,000.00 1,203.19 4.43 1,000.00 1,021.11 4.06 0.80
Institutional 1,000.00 1,203.76 3.77 1,000.00 1,021.72 3.46 0.68
R-1 1,000.00 1,199.39 8.13 1,000.00 1,017.75 7.46 1.47
R-2 1,000.00 1,200.47 7.41 1,000.00 1,018.40 6.80 1.34
R-3 1,000.00 1,201.42 6.42 1,000.00 1,019.30 5.89 1.16
R-4 1,000.00 1,202.21 5.37 1,000.00 1,020.26 4.93 0.97
R-5 1,000.00 1,202.50 4.71 1,000.00 1,020.86 4.32 0.85
R-6 1,000.00 1,205.27 3.27 1,000.00 1,022.17 3.00 0.59
LargeCap S&P 500 Index Fund
Class J 1,000.00 1,131.10 1.82 1,000.00 1,023.43 1.73 0.34
Institutional 1,000.00 1,131.95 0.91 1,000.00 1,024.28 0.87 0.17
R-1 1,000.00 1,127.04 5.51 1,000.00 1,019.96 5.23 1.03
R-2 1,000.00 1,127.09 4.81 1,000.00 1,020.61 4.57 0.90
R-3 1,000.00 1,128.85 3.85 1,000.00 1,021.52 3.66 0.72
R-4 1,000.00 1,130.17 2.84 1,000.00 1,022.47 2.69 0.53
R-5 1,000.00 1,130.53 2.20 1,000.00 1,023.08 2.08 0.41
LargeCap Value Fund III
Class J 1,000.00 1,077.09 5.43 1,000.00 1,019.91 5.28 1.04
Institutional 1,000.00 1,079.48 3.82 1,000.00 1,021.47 3.71 0.73
R-1 1,000.00 1,074.64 8.29 1,000.00 1,017.14 8.06 1.59
R-2 1,000.00 1,075.04 7.62 1,000.00 1,017.80 7.41 1.46
R-3 1,000.00 1,075.50 6.68 1,000.00 1,018.70 6.50 1.28
R-4 1,000.00 1,076.59 5.69 1,000.00 1,019.66 5.53 1.09
R-5 1,000.00 1,077.36 5.07 1,000.00 1,020.26 4.93 0.97

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
630
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
MidCap Fund
Class J $ 1,000.00 $ 1,166.26 $ 4.25 $ 1,000.00 $ 1,021.22 $ 3.96 0.78%
Institutional 1,000.00 1,166.67 3.70 1,000.00 1,021.72 3.46 0.68
R-1 1,000.00 1,162.01 7.93 1,000.00 1,017.80 7.41 1.46
R-2 1,000.00 1,162.32 7.23 1,000.00 1,018.45 6.75 1.33
R-3 1,000.00 1,163.96 6.26 1,000.00 1,019.36 5.84 1.15
R-4 1,000.00 1,164.59 5.22 1,000.00 1,020.31 4.88 0.96
R-5 1,000.00 1,165.84 4.57 1,000.00 1,020.91 4.27 0.84
R-6 1,000.00 1,166.85 3.32 1,000.00 1,022.07 3.10 0.61
MidCap Growth Fund
Class J 1,000.00 1,374.80 5.37 1,000.00 1,020.61 4.57 0.90
Institutional 1,000.00 1,374.70 4.48 1,000.00 1,021.37 3.81 0.75
R-1 1,000.00 1,368.09 9.23 1,000.00 1,017.34 7.86 1.55
R-2 1,000.00 1,370.16 8.46 1,000.00 1,018.00 7.20 1.42
R-3 1,000.00 1,372.19 7.39 1,000.00 1,018.90 6.29 1.24
R-4 1,000.00 1,372.84 6.26 1,000.00 1,019.86 5.33 1.05
R-5 1,000.00 1,372.94 5.55 1,000.00 1,020.46 4.72 0.93
MidCap Growth Fund III
Class J 1,000.00 1,237.87 6.53 1,000.00 1,019.30 5.89 1.16
Institutional 1,000.00 1,239.09 4.84 1,000.00 1,020.81 4.37 0.86
R-1 1,000.00 1,233.97 9.77 1,000.00 1,016.39 8.82 1.74
R-2 1,000.00 1,234.64 9.04 1,000.00 1,017.04 8.16 1.61
R-3 1,000.00 1,236.00 8.04 1,000.00 1,017.95 7.25 1.43
R-4 1,000.00 1,236.82 6.97 1,000.00 1,018.90 6.29 1.24
R-5 1,000.00 1,237.53 6.30 1,000.00 1,019.51 5.69 1.12
MidCap S&P 400 Index Fund
Class J 1,000.00 1,161.89 2.12 1,000.00 1,023.18 1.98 0.39
Institutional 1,000.00 1,162.96 1.14 1,000.00 1,024.08 1.07 0.21
R-1 1,000.00 1,157.96 5.64 1,000.00 1,019.91 5.28 1.04
R-2 1,000.00 1,158.87 4.94 1,000.00 1,020.56 4.62 0.91
R-3 1,000.00 1,159.52 3.96 1,000.00 1,021.47 3.71 0.73
R-4 1,000.00 1,160.65 2.93 1,000.00 1,022.42 2.75 0.54
R-5 1,000.00 1,161.60 2.28 1,000.00 1,023.03 2.14 0.42
R-6 1,000.00 1,163.06 0.87 1,000.00 1,024.33 0.81 0.16
MidCap Value Fund I
Class J 1,000.00 1,123.45 4.96 1,000.00 1,020.46 4.72 0.93
Institutional 1,000.00 1,123.68 3.84 1,000.00 1,021.52 3.66 0.72
R-1 1,000.00 1,120.29 8.05 1,000.00 1,017.55 7.66 1.51
R-2 1,000.00 1,120.91 7.36 1,000.00 1,018.20 7.00 1.38
R-3 1,000.00 1,121.99 6.40 1,000.00 1,019.10 6.09 1.20
R-4 1,000.00 1,122.56 5.39 1,000.00 1,020.06 5.13 1.01
R-5 1,000.00 1,122.68 4.75 1,000.00 1,020.66 4.52 0.89
R-6 1,000.00 1,124.34 3.42 1,000.00 1,021.92 3.25 0.64
Money Market Fund
Class J 1,000.00 1,000.22 1.51 1,000.00 1,023.63 1.53 0.30
Overseas Fund
Institutional 1,000.00 1,087.01 4.93 1,000.00 1,020.41 4.77 0.94
R-1 1,000.00 1,082.32 9.47 1,000.00 1,016.04 9.17 1.81
R-2 1,000.00 1,082.10 8.79 1,000.00 1,016.69 8.52 1.68
R-3 1,000.00 1,083.78 7.86 1,000.00 1,017.60 7.61 1.50
R-4 1,000.00 1,084.68 6.86 1,000.00 1,018.55 6.65 1.31
R-5 1,000.00 1,084.68 6.24 1,000.00 1,019.15 6.04 1.19
Principal Capital Appreciation Fund
Institutional 1,000.00 1,162.28 2.55 1,000.00 1,022.77 2.39 0.47
R-1 1,000.00 1,157.01 7.37 1,000.00 1,018.30 6.90 1.36
R-2 1,000.00 1,157.68 6.67 1,000.00 1,018.95 6.24 1.23
R-3 1,000.00 1,158.81 5.70 1,000.00 1,019.86 5.33 1.05
R-4 1,000.00 1,160.09 4.67 1,000.00 1,020.81 4.37 0.86
R-5 1,000.00 1,160.75 4.02 1,000.00 1,021.42 3.76 0.74

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
631
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime 2010 Fund
Class J $ 1,000.00 $ 1,067.04 $ 0.94 $ 1,000.00 $ 1,024.23 $ 0.92 0.18%
Institutional 1,000.00 1,067.58 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,063.61 4.62 1,000.00 1,020.66 4.52 0.89
R-2 1,000.00 1,064.21 3.94 1,000.00 1,021.32 3.86 0.76
R-3 1,000.00 1,065.64 3.01 1,000.00 1,022.22 2.95 0.58
R-4 1,000.00 1,066.29 2.03 1,000.00 1,023.18 1.98 0.39
R-5 1,000.00 1,066.18 1.40 1,000.00 1,023.78 1.37 0.27
Principal LifeTime 2015 Fund
Institutional 1,000.00 1,078.12 0.10 1,000.00 1,025.04 0.10 0.02
R-1 1,000.00 1,072.25 4.64 1,000.00 1,020.66 4.52 0.89
R-2 1,000.00 1,073.86 3.96 1,000.00 1,021.32 3.86 0.76
R-3 1,000.00 1,074.46 3.02 1,000.00 1,022.22 2.95 0.58
R-4 1,000.00 1,076.05 2.04 1,000.00 1,023.18 1.98 0.39
R-5 1,000.00 1,077.10 1.41 1,000.00 1,023.78 1.37 0.27
Principal LifeTime 2020 Fund
Class J 1,000.00 1,087.64 0.79 1,000.00 1,024.38 0.76 0.15
Institutional 1,000.00 1,087.87 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,083.59 4.61 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,083.59 3.93 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,084.77 2.99 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,085.36 1.99 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,085.94 1.36 1,000.00 1,023.83 1.32 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 1,100.19 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,094.87 4.63 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,095.56 3.95 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,096.62 3.00 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,097.42 2.00 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,099.05 1.37 1,000.00 1,023.83 1.32 0.26
Principal LifeTime 2030 Fund
Class J 1,000.00 1,108.01 0.85 1,000.00 1,024.33 0.81 0.16
Institutional 1,000.00 1,109.19 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,104.55 4.66 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,105.66 3.97 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,105.82 3.02 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,107.64 2.01 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,107.76 1.38 1,000.00 1,023.83 1.32 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 1,121.82 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,115.85 4.68 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,116.99 3.99 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,117.38 3.03 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,119.16 2.02 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,120.66 1.39 1,000.00 1,023.83 1.32 0.26
Principal LifeTime 2040 Fund
Class J 1,000.00 1,128.30 0.96 1,000.00 1,024.23 0.92 0.18
Institutional 1,000.00 1,128.45 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,123.81 4.70 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,124.45 4.01 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,125.09 3.04 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,127.11 2.03 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,126.91 1.39 1,000.00 1,023.83 1.32 0.26

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
632
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime 2045 Fund
Institutional $ 1,000.00 $ 1,134.97 $ 0.05 $ 1,000.00 $ 1,025.09 $ 0.05 0.01%
R-1 1,000.00 1,130.32 4.71 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,131.34 4.02 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,131.41 3.05 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,132.80 2.04 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,133.45 1.39 1,000.00 1,023.83 1.32 0.26
Principal LifeTime 2050 Fund
Class J 1,000.00 1,137.46 1.13 1,000.00 1,024.08 1.07 0.21
Institutional 1,000.00 1,138.99 0.05 1,000.00 1,025.09 0.05 0.01
R-1 1,000.00 1,134.42 4.72 1,000.00 1,020.71 4.47 0.88
R-2 1,000.00 1,134.52 4.02 1,000.00 1,021.37 3.81 0.75
R-3 1,000.00 1,136.40 3.06 1,000.00 1,022.27 2.90 0.57
R-4 1,000.00 1,136.97 2.04 1,000.00 1,023.23 1.93 0.38
R-5 1,000.00 1,137.30 1.40 1,000.00 1,023.83 1.32 0.26
Principal LifeTime 2055 Fund
Institutional 1,000.00 1,140.62 0.11 1,000.00 1,025.04 0.10 0.02
R-1 1,000.00 1,136.52 4.78 1,000.00 1,020.66 4.52 0.89
R-2 1,000.00 1,137.02 4.08 1,000.00 1,021.32 3.86 0.76
R-3 1,000.00 1,138.87 3.12 1,000.00 1,022.22 2.95 0.58
R-4 1,000.00 1,139.87 2.10 1,000.00 1,023.18 1.98 0.39
R-5 1,000.00 1,139.28 1.45 1,000.00 1,023.78 1.37 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 1,141.17 2.05 1,000.00 1,023.23 1.93 0.38
Institutional 1,000.00 1,143.30 0.11 1,000.00 1,025.04 0.10 0.02
R-1 1,000.00 1,137.93 4.78 1,000.00 1,020.66 4.52 0.89
R-2 1,000.00 1,139.31 4.09 1,000.00 1,021.32 3.86 0.76
R-3 1,000.00 1,140.36 3.12 1,000.00 1,022.22 2.95 0.58
R-4 1,000.00 1,141.50 2.10 1,000.00 1,023.18 1.98 0.39
R-5 1,000.00 1,141.96 1.45 1,000.00 1,023.78 1.37 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 1,145.60 0.43 1,000.00 1,024.73 0.41 0.08
R-1 1,000.00 1,140.96 5.00 1,000.00 1,020.46 4.72 0.93
R-2 1,000.00 1,141.10 4.31 1,000.00 1,021.11 4.06 0.80
R-3 1,000.00 1,141.55 3.34 1,000.00 1,022.02 3.15 0.62
R-4 1,000.00 1,143.29 2.32 1,000.00 1,022.97 2.19 0.43
R-5 1,000.00 1,143.00 1.67 1,000.00 1,023.58 1.58 0.31
Principal LifeTime Hybrid 2015
Fund
Class J 1,000.00 1,071.10 1.41 1,000.00 1,023.78 1.37 0.27
Institutional 1,000.00 1,073.70 0.26 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,070.38 3.07 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,072.08 1.46 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,073.57 0.10 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2020
Fund
Class J 1,000.00 1,082.65 0.99 1,000.00 1,024.18 0.97 0.19
Institutional 1,000.00 1,083.26 0.26 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,079.93 3.03 1,000.00 1,022.22 2.95 0.58
R-5 1,000.00 1,082.50 1.41 1,000.00 1,023.78 1.37 0.27
R-6 1,000.00 1,083.26 0.10 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2025
Fund
Class J 1,000.00 1,094.17 1.00 1,000.00 1,024.18 0.97 0.19
Institutional 1,000.00 1,094.81 0.26 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,091.64 3.05 1,000.00 1,022.22 2.95 0.58
R-5 1,000.00 1,094.17 1.42 1,000.00 1,023.78 1.37 0.27
R-6 1,000.00 1,094.73 0.11 1,000.00 1,025.04 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
633
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2030
Fund
Class J $ 1,000.00 $ 1,104.93 $ 1.06 $ 1,000.00 $ 1,024.13 $ 1.02 0.20%
Institutional 1,000.00 1,106.34 0.26 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,103.32 3.07 1,000.00 1,022.22 2.95 0.58
R-5 1,000.00 1,104.84 1.43 1,000.00 1,023.78 1.37 0.27
R-6 1,000.00 1,105.45 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2035
Fund
Class J 1,000.00 1,113.48 1.17 1,000.00 1,024.03 1.12 0.22
Institutional 1,000.00 1,114.84 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,110.91 3.08 1,000.00 1,022.22 2.95 0.58
R-5 1,000.00 1,113.27 1.43 1,000.00 1,023.78 1.37 0.27
R-6 1,000.00 1,114.64 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2040
Fund
Class J 1,000.00 1,121.21 1.28 1,000.00 1,023.93 1.22 0.24
Institutional 1,000.00 1,121.56 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,119.54 3.09 1,000.00 1,022.22 2.95 0.58
R-5 1,000.00 1,120.00 1.44 1,000.00 1,023.78 1.37 0.27
R-6 1,000.00 1,121.35 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2045
Fund
Class J 1,000.00 1,126.77 1.60 1,000.00 1,023.63 1.53 0.30
Institutional 1,000.00 1,128.09 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,126.22 3.15 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,127.55 1.50 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,128.86 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2050
Fund
Class J 1,000.00 1,131.56 1.61 1,000.00 1,023.63 1.53 0.30
Institutional 1,000.00 1,132.09 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,129.35 3.16 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,131.56 1.50 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,132.98 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2055
Fund
Class J 1,000.00 1,133.04 1.61 1,000.00 1,023.63 1.53 0.30
Institutional 1,000.00 1,135.33 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,132.39 3.16 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,133.80 1.50 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,135.09 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2060
Fund
Class J 1,000.00 1,135.73 1.61 1,000.00 1,023.63 1.53 0.30
Institutional 1,000.00 1,137.51 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,134.73 3.17 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,136.13 1.50 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,137.27 0.11 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Hybrid 2065
Fund
Class J 1,000.00 1,138.28 1.61 1,000.00 1,023.63 1.53 0.30
Institutional 1,000.00 1,140.44 0.27 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,136.41 3.17 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,138.86 1.51 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,140.44 0.11 1,000.00 1,025.04 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
634
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid Income
Fund
Class J $ 1,000.00 $ 1,051.74 $ 1.55 $ 1,000.00 $ 1,023.63 $ 1.53 0.30%
Institutional 1,000.00 1,053.47 0.26 1,000.00 1,024.89 0.25 0.05
R-3 1,000.00 1,049.95 3.04 1,000.00 1,022.17 3.00 0.59
R-5 1,000.00 1,052.63 1.44 1,000.00 1,023.73 1.42 0.28
R-6 1,000.00 1,053.42 0.10 1,000.00 1,025.04 0.10 0.02
Principal LifeTime Strategic Income
Fund
Class J 1,000.00 1,057.46 1.09 1,000.00 1,024.08 1.07 0.21
Institutional 1,000.00 1,058.87 0.10 1,000.00 1,025.04 0.10 0.02
R-1 1,000.00 1,054.42 4.60 1,000.00 1,020.66 4.52 0.89
R-2 1,000.00 1,055.32 3.93 1,000.00 1,021.32 3.86 0.76
R-3 1,000.00 1,055.03 3.00 1,000.00 1,022.22 2.95 0.58
R-4 1,000.00 1,056.60 2.02 1,000.00 1,023.18 1.98 0.39
R-5 1,000.00 1,057.17 1.40 1,000.00 1,023.78 1.37 0.27
Real Estate Securities Fund
Class J 1,000.00 1,032.48 5.57 1,000.00 1,019.66 5.53 1.09
Institutional 1,000.00 1,033.76 4.65 1,000.00 1,020.56 4.62 0.91
R-1 1,000.00 1,029.81 8.57 1,000.00 1,016.69 8.52 1.68
R-2 1,000.00 1,030.40 7.91 1,000.00 1,017.34 7.86 1.55
R-3 1,000.00 1,031.40 7.00 1,000.00 1,018.25 6.95 1.37
R-4 1,000.00 1,032.35 6.03 1,000.00 1,019.20 5.99 1.18
R-5 1,000.00 1,032.92 5.42 1,000.00 1,019.81 5.38 1.06
R-6 1,000.00 1,034.26 4.14 1,000.00 1,021.06 4.12 0.81
SAM Balanced Portfolio
Class J 1,000.00 1,094.57 2.26 1,000.00 1,022.97 2.19 0.43
Institutional 1,000.00 1,095.55 1.58 1,000.00 1,023.63 1.53 0.30
R-1 1,000.00 1,090.85 6.10 1,000.00 1,019.30 5.89 1.16
R-2 1,000.00 1,091.44 5.41 1,000.00 1,019.96 5.23 1.03
R-3 1,000.00 1,092.92 4.47 1,000.00 1,020.86 4.32 0.85
R-4 1,000.00 1,092.91 3.47 1,000.00 1,021.82 3.35 0.66
R-5 1,000.00 1,093.66 2.84 1,000.00 1,022.42 2.75 0.54
SAM Conservative Balanced
Portfolio
Class J 1,000.00 1,075.73 2.24 1,000.00 1,022.97 2.19 0.43
Institutional 1,000.00 1,076.16 1.57 1,000.00 1,023.63 1.53 0.30
R-1 1,000.00 1,070.89 6.04 1,000.00 1,019.30 5.89 1.16
R-2 1,000.00 1,072.04 5.36 1,000.00 1,019.96 5.23 1.03
R-3 1,000.00 1,073.41 4.43 1,000.00 1,020.86 4.32 0.85
R-4 1,000.00 1,074.23 3.44 1,000.00 1,021.82 3.35 0.66
R-5 1,000.00 1,074.97 2.82 1,000.00 1,022.42 2.75 0.54
SAM Conservative Growth Portfolio
Class J 1,000.00 1,114.82 2.34 1,000.00 1,022.92 2.24 0.44
Institutional 1,000.00 1,115.64 1.60 1,000.00 1,023.63 1.53 0.30
R-1 1,000.00 1,110.37 6.15 1,000.00 1,019.30 5.89 1.16
R-2 1,000.00 1,111.26 5.47 1,000.00 1,019.96 5.23 1.03
R-3 1,000.00 1,112.22 4.51 1,000.00 1,020.86 4.32 0.85
R-4 1,000.00 1,113.97 3.51 1,000.00 1,021.82 3.35 0.66
R-5 1,000.00 1,114.42 2.87 1,000.00 1,022.42 2.75 0.54
SAM Flexible Income Portfolio
Class J 1,000.00 1,055.04 2.22 1,000.00 1,022.97 2.19 0.43
Institutional 1,000.00 1,056.96 1.71 1,000.00 1,023.48 1.68 0.33
R-1 1,000.00 1,051.92 5.98 1,000.00 1,019.30 5.89 1.16
R-2 1,000.00 1,052.38 5.31 1,000.00 1,019.96 5.23 1.03
R-3 1,000.00 1,053.54 4.39 1,000.00 1,020.86 4.32 0.85
R-4 1,000.00 1,054.41 3.41 1,000.00 1,021.82 3.35 0.66
R-5 1,000.00 1,055.10 2.79 1,000.00 1,022.42 2.75 0.54

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
635
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
SAM Strategic Growth Portfolio
Class J $ 1,000.00 $ 1,141.76 $ 2.48 $ 1,000.00 $ 1,022.82 $ 2.34 0.46%
Institutional 1,000.00 1,142.31 1.62 1,000.00 1,023.63 1.53 0.30
R-1 1,000.00 1,134.39 6.22 1,000.00 1,019.30 5.89 1.16
R-2 1,000.00 1,138.17 5.54 1,000.00 1,019.96 5.23 1.03
R-3 1,000.00 1,139.55 4.57 1,000.00 1,020.86 4.32 0.85
R-4 1,000.00 1,140.76 3.55 1,000.00 1,021.82 3.35 0.66
R-5 1,000.00 1,141.39 2.91 1,000.00 1,022.42 2.75 0.54
Short-Term Income Fund
Class J 1,000.00 1,019.90 3.30 1,000.00 1,021.87 3.30 0.65
Institutional 1,000.00 1,021.01 2.18 1,000.00 1,022.97 2.19 0.43
R-1 1,000.00 1,016.58 6.54 1,000.00 1,018.65 6.55 1.29
R-2 1,000.00 1,017.26 5.88 1,000.00 1,019.30 5.89 1.16
R-3 1,000.00 1,018.16 4.97 1,000.00 1,020.21 4.98 0.98
R-4 1,000.00 1,019.16 4.01 1,000.00 1,021.17 4.01 0.79
R-5 1,000.00 1,019.76 3.40 1,000.00 1,021.77 3.40 0.67
SmallCap Fund
Class J 1,000.00 1,224.48 5.65 1,000.00 1,020.06 5.13 1.01
Institutional 1,000.00 1,225.04 4.75 1,000.00 1,020.86 4.32 0.85
R-1 1,000.00 1,220.36 9.10 1,000.00 1,016.94 8.26 1.63
R-2 1,000.00 1,221.31 8.38 1,000.00 1,017.60 7.61 1.50
R-3 1,000.00 1,222.42 7.37 1,000.00 1,018.50 6.70 1.32
R-4 1,000.00 1,223.43 6.32 1,000.00 1,019.46 5.74 1.13
R-5 1,000.00 1,224.02 5.65 1,000.00 1,020.06 5.13 1.01
R-6 1,000.00 1,225.72 4.31 1,000.00 1,021.27 3.91 0.77
SmallCap Growth Fund I
Class J 1,000.00 1,270.83 6.34 1,000.00 1,019.56 5.63 1.11
Institutional 1,000.00 1,272.28 5.37 1,000.00 1,020.41 4.77 0.94
R-1 1,000.00 1,268.19 9.81 1,000.00 1,016.49 8.72 1.72
R-2 1,000.00 1,268.02 9.06 1,000.00 1,017.14 8.06 1.59
R-3 1,000.00 1,269.35 8.04 1,000.00 1,018.05 7.15 1.41
R-4 1,000.00 1,270.14 6.96 1,000.00 1,019.00 6.19 1.22
R-5 1,000.00 1,271.19 6.28 1,000.00 1,019.61 5.58 1.10
R-6 1,000.00 1,273.55 4.80 1,000.00 1,020.91 4.27 0.84
SmallCap S&P 600 Index Fund
Class J 1,000.00 1,144.07 2.21 1,000.00 1,023.08 2.08 0.41
Institutional 1,000.00 1,145.14 1.24 1,000.00 1,023.98 1.17 0.23
R-1 1,000.00 1,140.08 5.59 1,000.00 1,019.91 5.28 1.04
R-2 1,000.00 1,140.91 4.90 1,000.00 1,020.56 4.62 0.91
R-3 1,000.00 1,142.34 3.93 1,000.00 1,021.47 3.71 0.73
R-4 1,000.00 1,143.15 2.91 1,000.00 1,022.42 2.75 0.54
R-5 1,000.00 1,144.31 2.26 1,000.00 1,023.03 2.14 0.42
R-6 1,000.00 1,145.74 0.86 1,000.00 1,024.33 0.81 0.16
SmallCap Value Fund II
Class J 1,000.00 1,114.99 7.66 1,000.00 1,017.90 7.30 1.44
Institutional 1,000.00 1,117.50 5.16 1,000.00 1,020.26 4.93 0.97
R-1 1,000.00 1,112.68 9.72 1,000.00 1,015.94 9.27 1.83
R-2 1,000.00 1,112.95 9.03 1,000.00 1,016.59 8.62 1.70
R-3 1,000.00 1,114.32 8.08 1,000.00 1,017.50 7.71 1.52
R-4 1,000.00 1,113.55 7.07 1,000.00 1,018.45 6.75 1.33
R-5 1,000.00 1,114.65 6.43 1,000.00 1,019.05 6.14 1.21
R-6 1,000.00 1,116.25 5.05 1,000.00 1,020.36 4.82 0.95
Tax-Exempt Bond Fund
Institutional 1,000.00 1,082.76 2.83 1,000.00 1,022.42 2.75 0.54
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 1,082.80 2.72  1,000.00 1,022.49 2.65 0.52
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year p eriod).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2020, July 2020, August 2020,
September 2020, October 2020 and November 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 86.33% 0.00% 13.67%
Core Fixed Income Fund 0.00 94.83 5.17
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Global Real Estate Securities Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 79.57 0.00 20.43
High Yield Fund 5.21 0.00 94.79
SAM Flexible Income Portfolio 48.59 0.00 51.41
July 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 85.23% 14.77%
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 84.84 0.00 15.16
High Yield Fund 13.79 0.00 86.21
SAM Flexible Income Portfolio 86.12 0.00 13.88
August 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 77.45% 22.55%
Core Plus Bond Fund 56.59 43.41 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 25.68 0.00 74.32
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 84.94 0.00 15.06
High Yield Fund 14.08 0.00 85.92
SAM Flexible Income Portfolio 65.71 34.29 0.00
September 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 69.64 30.36 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Global Real Estate Securities Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 80.60 0.00 19.40
High Yield Fund 15.30 0.00 84.70
Inflation Protection Fund 44.34 0.00 55.66
SAM Balanced Portfolio 98.89 1.11 0.00
SAM Conservative Balanced Portfolio 99.63 0.37 0.00

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
October 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 58.91 41.09 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 81.93 0.00 18.07
High Yield Fund 11.66 0.00 88.34
November 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 52.13 47.87 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 72.58 0.00 27.42
High Yield Fund 5.58 0.00 94.42

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Brookings Institution; Earthjustice;
Natural Resources Defense Council;
Montgomery Street Income Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 126 None
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired. 126 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management
(“PGAM”), PGI, Principal Life Insurance Company
(“PLIC”), and Principal Financial Services, Inc.
(“PFSI) (2018-2021)
Executive Vice President, RobustWealth, Inc. since
2018
Executive Vice President/Chief Investment Officer,
PLIC and PFSI (2014-2018)
126 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
President, PGAM, PFSI, and PLIC since 2020
Director, Origin Asset Management LLP since 2018
Chair, Post Advisory Group, LLC (2017-2020)
Director, Post since 2020
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Chair, CCIP, LLC since 2017
126 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
Director, PFA since 2020
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, PFD since 2019
Director, PREI since 2020
Chair and Executive Vice President, PSS since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the Securities and Exchange
Commission on Form N-MFP. Form N-MFP is available on the Commission’s website at www.sec.gov. In addition, the monthly portfolio holdings are available for Government Money Market Fund and Money Market Fund at www.PrincipalFunds.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an Amended Management
Agreement with Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the SmallCap Value Fund II; (2) an amended sub-
advisory agreement between Los Angeles Capital Management and Equity Research, Inc. and the Manager with respect to SmallCap Value II and Midcap Value Fund I; (3) an amended sub-advisory agreement between Vaughan Nelson Investment Management, LP and the Manager
with respect to SmallCap Value Fund II; (4) an amended sub-advisory agreement between BlackRock Financial Management, Inc. and the
Manager with respect to the Inflation Protection Fund; (5) an amended sub-advisory agreement between the Manager and Causeway Capital
Management LLC and the Manager with respect to the Overseas Fund; (6) an amended sub-advisory agreement between MetLife Investment
Management, LLC and the Manager with respect to the Global Diversified Income Fund; (7) an amended sub-advisory agreement between T.
Rowe Price Associates, Inc. and the Manager with respect to the LargeCap Growth Fund I; (8) an amended sub-advisory agreement between
Westwood Management Corporation with respect to the LargeCap Value Fund III; and (9) the annual review and renewal of the Management
Agreement and various sub-advisory agreements for all Funds.
Amended Management Agreement for SmallCap Value Fund II and Amended Sub-Advisory Agreements for SmallCap Value Fund
II, MidCap Value Fund I, Inflation Protection Fund, Overseas Fund, Global Diversified Income Fund, LargeCap Growth Fund I
and LargeCap Value Fund III
On June 9, 2020, the Board met and considered:
For SmallCap Value Fund II (“SmallCap Value II” or a “Fund”) the approval of an amended management agreement (the
“Management Agreement”) between PFI, for the Fund, and the Manager in connection with a proposal to amend the management fee schedule to reduce the effective management fee rate payable at all asset levels;
For each of SmallCap Value II and MidCap Value Fund I (each a “Fund”) the approval of an amended sub-advisory agreement
(a “Sub-Advisory Agreement”) between the Manager and Los Angeles Capital Management and Equity Research, Inc. (a
“Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For Small Cap Value II the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Vaughan Nelson Investment Management, LP (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels;
For Inflation Protection Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and BlackRock Financial Management, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels;
For Overseas Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Causeway Capital Management LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule in a manner that would reduce the effective sub-advisory fee rate payable at current asset levels but increase the effective sub-advisory fee rate payable at certain greater asset levels;
For Global Diversified Income Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory
Agreement”) between the Manager and MetLife Investment Management, LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For LargeCap Growth Fund I (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and T. Rowe Price Associates, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels; and
For LargeCap Value Fund III (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and Westwood Management Corporation (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels.

With respect to the Management Agreement for SmallCap Value II, the Board considered the Manager’s representation that the amendment to the Management Agreement would not reduce the quality or quantity of the services the Manager provides to the Fund and that the
Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement for SmallCap Value II other than to the management fee schedule.
With respect to the Sub-Advisory Agreements, the Board noted that because the sub-advisory fees were paid by the Manager, the amendments to the Sub-Advisory Agreements would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments to the Sub-Advisory Agreements would not reduce the quality or quantity of the services each Sub-
Advisor provides to the applicable Fund(s) and that each Sub-Advisor’s obligations under the applicable Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Sub-Advisory Agreement other than to the methodology for calculating the sub-advisory fee and the sub-advisory fee schedule.
The Board considered that they had last approved the Management Agreement for SmallCap Value II and each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the
Manager under the Management Agreement and by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that approval of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the applicable Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Management Agreement and Sub-Advisory Agreements.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC
(the “Manager”) and PFI, on behalf of each of the sixty-three (63) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial
Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus Circle
Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis and
Wiley Capital Management, LLC; Los Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; MetLife
Investment Management, LLC; Origin Asset Management LLP; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert
W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates, Inc.; Vaughan Nelson Investment Management,
LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management Corp.; (collectively, the “Sub-Advisors”). The
Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.

The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31,
2020, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the PFI Government
Money Market Fund, the PFI Money Market Fund and DSRA, peer-group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”). For the PFI Government Money Market Fund and the PFI Money Market Fund,
comparative performance information was based upon data provided by EPFR (formerly I Money Net).
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted
that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all
Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the money Market Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the Principal LifeTime Hybrid Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime Hybrid
2045 Fund, the Principal LifeTime Hybrid 2050 Fund, the Principal LifeTime Hybrid 2055 Fund, the Principal LifeTime Hybrid 2060 Fund
and the Principal LifeTime Hybrid 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these
Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the
Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the PFI Principal LifeTime Hybrid Funds invest, which the Board considered individually and concluded were reasonable. The Board considered the Manager’s statement that the fee and expense comparisons for the Principal LifeTime Hybrid Funds included information for certain peer funds’ Class R-6 shares, which have expense structures different from that of the Funds’ Institutional Class shares, making for a suboptimal comparison. The Board also considered the Funds’ performance, noting the Principal LifeTime Hybrid 2045 Fund’s performance in the second quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (42nd and 35th percentiles, respectively); the
Principal LifeTime Hybrid 2050 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (43rd and 37th percentiles, respectively); the Principal LifeTime Hybrid 2055 Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (52nd and 44th percentiles, respectively); the Principal LifeTime Hybrid 2060 Fund’s performance in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (62nd and
60th percentiles, respectively); and the Principal LifeTime Hybrid 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the second quartile of its Performance Universe for the one-year period ended March 31, 2020 (39th percentile).
With respect to the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2060 Fund and the Principal LifeTime 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the Principal LifeTime Funds invest, which the Board considered individually and concluded were reasonable. The Board also considered the Funds’ performance, noting the Principal LifeTime 2010 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (46th and 52nd percentiles, respectively); the Principal LifeTime 2015 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (38th and 42nd percentiles, respectively); the Principal LifeTime 2060 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-
year periods ended March 31, 2020 (39th and 56th percentiles, respectively); and the Principal LifeTime 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the third quartile of its Performance Universe for the one-year period ended March 31,
2020 (65th percentile).
With respect to the Funds that use the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
With regard to the Core Fixed Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (83rd and 99th percentiles, respectively) in the Expense Group. The Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the fee reduction on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move into the 82nd percentile and the Fund’s total net expense ratio would move into the 55th percentile. Considering all relevant factors, including the Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (61st and 47th percentiles, respectively), the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to the SAM Flexible Income Fund, the Board noted that that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 80th percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the second and first quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (28th and 24th percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 57th percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the SAM Strategic Growth Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 83rd percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the first and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (24th and 29th percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 71st percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the Real Estate Securities Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (each was at the 88th percentile) in the Expense Group. The Board accepted management’s proposal to amend the Management Agreement for the Fund to add a new breakpoint to the management fee schedule. Considering all relevant factors, including the Fund’s performance in the first quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (11th and 12th percentiles, respectively), the
Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to operate below current applicable expense caps. In addition, the Board accepted management’s proposals to remove the expense cap on Institutional
Class shares of the Principal Capital Appreciation Fund, even though these proposals would have the effect of increasing expenses for certain share classes. In accepting these proposals, the Board noted the pro forma effect of the proposals on the rankings of the Funds’ net management fee rates and total net expense ratios on the basis of Institutional Class shares in the Funds’ respective Expense Groups, noting that the Funds’ net management fee rates and total net expense ratios would remain in the first quartile (17th and 8th percentiles for the
Principal Capital Appreciation Fund). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Class A shares of the Core Plus Bond Fund and Institutional Class shares of the SmallCap S&P 600 Index Fund to be effective from January
1, 2021 through February 28, 2022.
With regard to the LargeCap Growth Fund I and the MidCap Fund, the Board accepted management’s proposal to amend the Management
Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the
Management Agreement, as amended, should be renewed.
With regard to the Short Term Income Fund and Government & High Quality Bond Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of the High Income Fund, the Global Diversified Income Fund, and the Finisterre Unconstrained Emerging Markets
Bond Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)
(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real
Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
As part of its annual review of the Funds’ Sub-Advisory Agreements, the Board concluded that the Sub-Advisory Agreement pursuant to which Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as a Sub-Advisor to the LargeCap Value Fund III and the
Overseas Fund should be renewed. The Board noted that a change in control transaction with respect to Barrow Hanley was expected to become effective in the fourth quarter of 2020, and that this change in control would result in the “assignment” (as defined in the Investment
Company Act of 1940, as amended) of the Sub-Advisory Agreement, causing the agreement’s automatic termination. The Board considered the Manager’s statements that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Sub-Advisor, that the change in ownership was not expected to impact the nature, quality or extent of the services that the Sub-Advisor provides to the Funds and that the Manager, after considering the assignment, continued to believe that the Sub-Advisor is an appropriate sub-advisor for the Funds. The Board also noted that the new Sub-Advisory Agreement for the Funds would be identical to the current Sub-
Advisory Agreement in all material respects (including the sub-advisory fee schedules). Accordingly, the Board concluded that a new Sub-

Advisory Agreement with Barrow Hanley should be approved, to take effect upon the termination of the current Sub-Advisory Agreement upon the effectiveness of the change in control transaction.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Special Meeting of Shareholders
Principal Funds, Inc.
Held October 30, 2020 (Related to Proposal adjourned at October 28, 2020 meeting)
1. Approval to change the Fund’s sub-classification under the Investment Company Act of 1940 from ‘diversified’ to ‘non-diversified’ and a change to the related fundamental investment restriction.
For Against Abstain
LargeCap Growth Fund I 325,077,912.366 57,901,700.437 28,469,823.752

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2020 (unaudited)
652
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2020 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2020 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
DRD DRD
California Municipal Fund 0.00% Principal LifeTime 2040 Fund 26.18%
Core Fixed Income Fund 0.86 Principal LifeTime 2045 Fund 28.78
Core Plus Bond Fund 0.97 Principal LifeTime 2050 Fund 29.80
Diversified International Fund 0.00 Principal LifeTime 2055 Fund 31.15
Equity Income Fund 96.52 Principal LifeTime 2060 Fund 34.43
Finisterre Unconstrained Emerging Markets Bond
Fund 0.00 Principal LifeTime 2065 Fund 35.04
Global Diversified Income Fund 9.64 Principal LifeTime Hybrid 2015 Fund 18.20
Global Real Estate Securities Fund 0.52 Principal LifeTime Hybrid 2020 Fund 24.16
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2025 Fund 29.20
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2030 Fund 33.12
High Income Fund 0.06 Principal LifeTime Hybrid 2035 Fund 37.93
High Yield Fund 0.83 Principal LifeTime Hybrid 2040 Fund 40.25
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2045 Fund 45.51
International Emerging Markets Fund 0.25 Principal LifeTime Hybrid 2050 Fund 45.95
International Fund I 0.00 Principal LifeTime Hybrid 2055 Fund 49.86
LargeCap Growth Fund I 83.39 Principal LifeTime Hybrid 2060 Fund 48.32
LargeCap S&P 500 Index Fund 94.17 Principal LifeTime Hybrid 2065 Fund 55.19
LargeCap Value Fund III 100.00 Principal LifeTime Hybrid Income Fund 10.32
MidCap Fund 100.00 Principal LifeTime Strategic Income Fund 7.07
MidCap Growth Fund N/A Real Estate Securities Fund 0.00
MidCap Growth Fund III N/A SAM Balanced Portfolio 27.42
MidCap S&P 400 Index Fund 85.93 SAM Conservative Balanced Portfolio 28.75
MidCap Value Fund I 67.99 SAM Conservative Growth Portfolio 52.05
Money Market Fund 0.00 SAM Flexible Income Portfolio 21.02
Overseas Fund 0.01 SAM Strategic Growth Portfolio 57.88
Principal Capital Appreciation Fund 100.00 Short-Term Income Fund 0.00
Principal LifeTime 2010 Fund 10.26 SmallCap Fund 75.59
Principal LifeTime 2015 Fund 13.49 SmallCap Growth Fund I N/A
Principal LifeTime 2020 Fund 16.62 SmallCap S&P 600 Index Fund 74.96
Principal LifeTime 2025 Fund 18.39 SmallCap Value Fund II 100.00
Principal LifeTime 2030 Fund 20.31 Tax-Exempt Bond Fund 0.00
Principal LifeTime 2035 Fund 22.19
QDI QDI
California Municipal Fund 0.00% Principal LifeTime 2040 Fund 49.15%
Core Fixed Income Fund 0.86 Principal LifeTime 2045 Fund 54.27
Core Plus Bond Fund 2.01 Principal LifeTime 2050 Fund 56.54
Diversified International Fund 92.44 Principal LifeTime 2055 Fund 58.99
Equity Income Fund 100.00 Principal LifeTime 2060 Fund 65.81
Finisterre Unconstrained Emerging Markets Bond
Fund 1.20 Principal LifeTime 2065 Fund 58.02
Global Diversified Income Fund 16.30 Principal LifeTime Hybrid 2015 Fund 28.59
Global Real Estate Securities Fund 55.61 Principal LifeTime Hybrid 2020 Fund 36.22
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2025 Fund 46.02
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2030 Fund 52.03
High Income Fund 0.09 Principal LifeTime Hybrid 2035 Fund 59.36
High Yield Fund 1.42 Principal LifeTime Hybrid 2040 Fund 62.96
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2045 Fund 71.29
International Emerging Markets Fund 100.00 Principal LifeTime Hybrid 2050 Fund 71.98
International Fund I 100.00 Principal LifeTime Hybrid 2055 Fund 78.40
LargeCap Growth Fund I 83.78 Principal LifeTime Hybrid 2060 Fund 54.67
LargeCap S&P 500 Index Fund 95.37 Principal LifeTime Hybrid 2065 Fund 87.56

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2020 (unaudited)
653
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2020 , are as follows:
Section 163(j) Interest Dividends. The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Proposed Treasury Regulation §1.163(j)-1(b). The 163(j) percentage of ordinary income distributions are as follows:
QDI QDI
LargeCap Value Fund III 100.00 Principal LifeTime Hybrid Income Fund 16.31
MidCap Fund 100.00 Principal LifeTime Strategic Income Fund 14.23
MidCap Growth Fund N/A Real Estate Securities Fund 0.03
MidCap Growth Fund III N/A SAM Balanced Portfolio 51.66
MidCap S&P 400 Index Fund 91.86 SAM Conservative Balanced Portfolio 47.01
MidCap Value Fund I 69.58 SAM Conservative Growth Portfolio 89.46
Money Market Fund 0.00 SAM Flexible Income Portfolio 32.32
Overseas Fund 100.00 SAM Strategic Growth Portfolio 91.19
Principal Capital Appreciation Fund 100.00 Short-Term Income Fund 0.00
Principal LifeTime 2010 Fund 19.63 SmallCap Fund 96.72
Principal LifeTime 2015 Fund 25.85 SmallCap Growth Fund I N/A
Principal LifeTime 2020 Fund 32.18 SmallCap S&P 600 Index Fund 82.94
Principal LifeTime 2025 Fund 35.50 SmallCap Value Fund II 100.00
Principal LifeTime 2030 Fund 38.78 Tax-Exempt Bond Fund 0.00
Principal LifeTime 2035 Fund 41.77
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Diversified International Fund $ 0.0247 Principal LifeTime Hybrid 2020 Fund $ 0.0044
Finisterre Unconstrained Emerging Markets Bond
Fund 0.0114 Principal LifeTime Hybrid 2025 Fund 0.0045
International Emerging Markets Fund 0.0755 Principal LifeTime Hybrid 2030 Fund 0.0060
International Fund I 0.0353 Principal LifeTime Hybrid 2035 Fund 0.0060
Overseas Fund 0.0215 Principal LifeTime Hybrid 2040 Fund 0.0077
Principal LifeTime 2010 Fund 0.0032 Principal LifeTime Hybrid 2045 Fund 0.0072
Principal LifeTime 2015 Fund 0.0032 Principal LifeTime Hybrid 2050 Fund 0.0084
Principal LifeTime 2020 Fund 0.0060 Principal LifeTime Hybrid 2055 Fund 0.0073
Principal LifeTime 2025 Fund 0.0054 Principal LifeTime Hybrid 2060 Fund 0.0073
Principal LifeTime 2030 Fund 0.0085 Principal LifeTime Hybrid 2065 Fund 0.0057
Principal LifeTime 2035 Fund 0.0074 Principal LifeTime Hybrid Income Fund 0.0017
Principal LifeTime 2040 Fund 0.0105 Principal LifeTime Strategic Income Fund 0.0020
Principal LifeTime 2045 Fund 0.0089 SAM Balanced Portfolio 0.0074
Principal LifeTime 2050 Fund 0.0118 SAM Conservative Balanced Portfolio 0.0037
Principal LifeTime 2055 Fund 0.0102 SAM Conservative Growth Portfolio 0.0109
Principal LifeTime 2060 Fund 0.0104 SAM Flexible Income Portfolio 0.0014
Principal LifeTime 2065 Fund 0.0057 SAM Strategic Growth Portfolio 0.0164
Principal LifeTime Hybrid 2015 Fund 0.0035
163 (j) Interest
Dividends
163 (j) Interest
Dividends
Core Fixed Income Fund 98.13% High Yield Fund 97.95%
Core Plus Bond Fund 35.37 Money Market Fund 97.24
Government & High Quality Bond Fund 99.12 Short-Term Income Fund 75.80
Government Money Market Fund 94.87

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2020 (unaudited)
654
Section 199A Dividends . Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the fund as Section 199A dividends.
The Section 199A percentage of ordinary dividends are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
199A 199A
Global Real Estate Securities Fund 40.14% Real Estate Securities Fund 89.02%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV401-14 | 10/2020 | 978214

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Annual Report
October 31, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
California Municipal Fund (unaudited) 3
Core Fixed Income Fund (unaudited) 4
Core Plus Bond Fund (unaudited) 5
Diversified International Fund (unaudited) 6
Equity Income Fund (unaudited) 7
Finisterre Unconstrained Emerging Markets Bond Fund (unaudited) 8
Global Diversified Income Fund (unaudited) 9
Global Real Estate Securities Fund (unaudited) 10
Government & High Quality Bond Fund (unaudited) 11
High Income Fund (unaudited) 12
High Yield Fund (unaudited) 13
Inflation Protection Fund (unaudited) 14
International Emerging Markets Fund (unaudited) 16
International Fund I (unaudited) 17
LargeCap Growth Fund I (unaudited) 18
LargeCap S&P 500 Index Fund (unaudited) 19
MidCap Fund (unaudited) 20
MidCap Value Fund I (unaudited) 21
Principal Capital Appreciation Fund (unaudited) 22
Real Estate Securities Fund (unaudited) 23
Short-Term Income Fund (unaudited) 24
SmallCap Fund (unaudited) 25
SmallCap Value Fund II (unaudited) 26
Tax-Exempt Bond Fund (unaudited) 27
Financial Statements 28
Notes to Financial Statements 85
Schedules of Investments 120
Financial Highlights (includes performance information) 298
Report of Independent Registered Public Accounting Firm 322
Shareholder Expense Example 324
Supplemental Information 328

1
Economic & Financial Market Review
The mindboggling rebound from the wreckage of the COVID-19 lockdown arrived in the third quarter. In the Eurozone, real gross domestic product (GDP) grew at a skyrocketing 61.1% annualized pace from the second quarter. United States GDP leapt by a nearly as astonishing
33.1% annualized, even with no inventory gain and a three-percentage-point deduct from net exports. The U.S. economic revival continued.
China’s resurgence remained vigorous as the first country to show an annual gain in GDP.
Rising risks induced the European Central Bank to signal more easing action in December to keep financial conditions favorable. In similar action, the United Kingdom support programs have already been extended. Households still had the wherewithal to spend as U.K. and
Eurozone retail sales were already well above pre-pandemic levels. As Asia gets back to normal, Europe could benefit from robust foreign demand.
The outlook may have brightened somewhat for Japan. Most of the remaining restrictions on activity were eased in September. Retail sales recovered almost all the ground lost during April and May. Industrial production jumped 4.0% in September, the fourth consecutive gain, and manufacturers expect a sustained recovery. Exports gained momentum given the strong rebound in China and other parts of Asia. Surveys of purchasing managers improved a bit in October but showed only limited healing.
China’s amazing resurgence continued as the economy returned to normal. Retail sales had been the slowest sector to come back but
September sales were 3.3% above the prior year. Households had restrained their activity for some months over possible new outbreaks, but the strong showing in retail reflects a broader consumer recovery. Exports have been vigorous for months, but solid imports in September pointed to strengthening domestic demand. Credit expansion was sizeable in the latest data with total social financing rising 13.5% over the prior year.
Renewed restrictions on U.S. economic activity from rising daily COVID-19 cases were limited. Absent a stronger second wave of infections, the U.S. economic rebound appeared to have compelling momentum to carry into 2021. Capital spending was brisk; shipments of nondefense capital goods ex aircraft was nicely above year-ago levels. Housing activity was booming, with homebuilder confidence at record levels the last two months.
Surveys of manufacturing businesses by regional Federal Reserve banks were uniformly robust. The national business surveys by MNI
Markit News International were also healthy; the October composite index tied the best level since July 2018. The service sector was hit the hardest by the pandemic, yet even the index level for services companies is the highest since June 2018. The Conference Board’s index of job availability is the same as November 2016 when the jobless rate was less than 5%.
*Commentary taken from November outlook and commentary by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

2
Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at
1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond Fund, and Short-Term
Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global
Diversified Income Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for
Diversified International Fund, Equity Income Fund, Global Real Estate Securities Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, MidCap Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Real Estate Securities Fund,
SmallCap Fund, and SmallCap Value Fund II; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first
12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

3
California Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
Allocation to CHF Davis I LLC-Student Housing (BAM), San Diego County Desalination Project, and Kaiser Permanente Hospital
contributed.
Allocation to United Airlines, California St. (Construction), and LAX Integrated Express detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 2.44% 3.67% 4.51% 7/25/89
Including Sales Charge -1.40% 2.88% 4.11%
Class C Shares Excluding Sales Charge 1.61% 2.81% 3.58% 3/1/02
Including Sales Charge 0.61% 2.81% 3.58%

4
Core Fixed Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within from 75% to 125% of the duration of the
Bloomberg Barclays US Aggregate Bond Index.
Overweight to corporates contributed. Security selection in technology contributed. Overweight to banking contributed.
Overweight to asset-backed securities detracted.  Security selection in energy and transportation detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 6.32% 4.41% 4.03% 12/15/75
Including Sales Charge 3.87% 3.93% 3.80%
Class C Shares Excluding Sales Charge 5.42% 3.58% 3.20% 3/1/02
Including Sales Charge 4.42% 3.58% 3.20%

5
Core Plus Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Under normal circumstances, the fund maintains an average portfolio duration that is within from 75% to 125% of the duration of the
Bloomberg Barclays U.S. Aggregate Bond Index.
For the last twelve months, the portfolio outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, driven by positive sector allocation and duration positioning.
Out-of-index allocation to below investment-grade corporate bonds contributed. Overweight allocation to investment-grade corporate bonds contributed. Long duration positioning contributed.
Security selection within commercial mortgage-backed securities (CMBS) detracted. Curve positioning detracted. Overweight allocation to
CMBS detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 6.98% 4.15% 3.65% 6/28/05
Including Sales Charge 3.01% 3.36% 3.26%

6
Diversified International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Strong stock selection was witnessed in Japan and the information technology and energy sectors.
Logitech, a leading designer and manufacturer of personal peripherals for the PC and other digital platforms, reported sales improved +15%
year-over-year, as work from home categories led growth for the company. Neste, the European refiner, reported strong renewables business performance during the period, while Softbank, the Japanese mobile telecom company, sees benefit as its investments in the online space experience growth as a result of the COVID-19 stay-at-home environment.
On the other hand, negative attribution was seen in China and the financials and consumer discretionary sectors.
Credicorp, owner of Peru’s largest bank, experienced a challenging macro environment during the period, leading to underperformance.
Taylor Wimpey, the third largest UK homebuilder by volume, experiences an ongoing headwind due to Brexit uncertainties; however, any form of resolution to Brexit, whether Hard or not, should help to unlock the rerating in this cyclical-value opportunity. Not holding Meituan, a
Chinese retailing company operating in food delivery service and hotel/travel service, led to underperformance as the food delivery business has seen higher adoption rates and faster-than-expected recovery post COVID-19.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.59% 4.39% 4.48% 6/28/05
Including Sales Charge -2.12% 3.22% 3.90%
Class C Shares Excluding Sales Charge 2.79% 3.63% 3.75% 1/16/07
Including Sales Charge 1.79% 3.63% 3.75%

7
Equity Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Apple Inc. (AAPL) outperformed as the company continues to top expectations and diversify their revenue streams. Taiwan Semiconductor
Manufacturing Co., Ltd. Sponsored ADR (TSM) outperformed as the company beat expectations and raised their full year guidance. Deere
& Company (DE) outperformed on the success of the company’s innovative agriculture product lines as agriculture markets recover.
Marathon Petroleum Corporation (MPC) detracted from relative results as sentiment for energy companies worsened. Delta Air Lines, Inc.
(DAL) detracted as the airline industry faced a steep reduction in demand due to the COVID-19 pandemic. Fidelity National Financial, Inc. -
FNF Group (FNF) a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL Holdings.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -3.49% 8.49% 9.91% 5/31/39
Including Sales Charge -8.81% 7.27% 9.29%
Class C Shares Excluding Sales Charge -4.23% 7.68% 9.10% 3/1/02
Including Sales Charge -5.15% 7.68% 9.10%

8
Finisterre Unconstrained Emerging Markets Bond Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Finisterre Capital LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market country, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. The fund is non-diversified.
Over the period, our strongest contributor was our positioning in Sri Lanka sovereign credit. With bond yields having retraced from 20+%
when we initiated the position to 10% in September, we have flattened out the risk in the strategy as we wait to see how events unfold later in the year. Our lingering positioning in Indonesian local sovereign was also a strong contributor. Finally, our investment in Israel Sovereign
Credit new issue in early April 2020 also contributed positively to the performance.
On the other hand, our biggest detractor came from our largest positions held during the crisis as in Mexico financial debt and a large quasi sovereign oil company. Our exposure to Ghana sovereign credit, as an oil producer country, has also been a key detractor to the performance.
Finally we saw losses coming from our exposure to Ukraine Sovereign credit.
Value of a $10,000 Investment* July 11, 2016 - October 31, 2020
1-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 2.56% 5.64% 7/11/16
Including Sales Charge -1.30% 4.70%

9
Global Diversified Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: DDJ Capital Management, LLC; Finisterre Capital LLP; MetLife Investment Management, LLC; Post Advisory Group, LLC; Principal Real Estate Investors,
LLC; Spectrum Asset Management, Inc.; W.H Reaves & Co., Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks income. The fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. It also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks.
Style selection within equities contributed as infrastructure stocks outperformed broader world value stocks. Manager performance within high yield contributed as both Post and DDJ outperformed their individual high yield benchmark. Manager performance within REITs contributed as Principal-REI had very strong security selection which led them to outperform their individual index.
Manager performance and style selection from commercial mortgage-backed securities (CMBS) detracted as the asset class performance succumbed to deleveraging and technical pressures and significantly underperformed the broader global aggregate index. Style selection within emerging markets debt detracted as the sensitivity of the asset class and our portfolio to a shrinking global economy and energy prices caused the asset class to underperform the broader global aggregate index. Style selection from high yield detracted as the asset class underperformed the broader aggregate index.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -4.01% 3.37% 4.76% 12/15/08
Including Sales Charge -7.58% 2.58% 4.36%
Class C Shares Excluding Sales Charge -4.71% 2.58% 3.98% 12/15/08
Including Sales Charge -5.63% 2.58% 3.98%

10
Global Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
An overweight position to Goodman Group contributed. COVID-19 has driven an acceleration in demand for logistics space as retailers rush to position for increased online retail sales. We believe the company is well-positioned to benefit from continued cap rate compression in the industrial/logistics space. An overweight to Vonovia SE contributed. German housing has been almost unaffected by the COVID-19 pandemic, as the sector has resilient rent collections and occupancy and appetite for this defensive asset class has increased over time. The stock also benefitted from announcing an expansion into the Netherlands and continued efficiency gains. An overweight position to SEGRO plc contributed. Segro’s pan-European industrial and warehouse portfolio and large development pipeline (with significant pre-letting)
concentrated around key transport hubs and the edges of major urban conurbations benefits from these tailwinds.
Not holding Deutsche Wohnen SE detracted. The company was supported by rising confidence that the Berlin rent restrictions which have hamstrung growth this year will be overturned, which would be a positive impact on this Berlin-heavy portfolio. An underweight to Public
Storage detracted. The defensive nature of the sector and the company’s extremely low leverage supported the company’s outperformance in the first half of the year. In the third quarter of 2020, storage companies provided better than expected commentary regarding occupancy and street rates, which led to broad outperformance for the sector. An overweight to Japan Hotel REIT Investment Corporation was a detractor.
The stock suffered from COVID-19 stay at home mandates and travel restrictions that impacted all hospitality stocks. As a result, the region was also impacted by the cancellation of the Tokyo Olympics.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -17.41% 2.40% 5.83% 10/1/07
Including Sales Charge -21.96% 1.25% 5.23%
Class C Shares Excluding Sales Charge -18.08% 1.61% 5.02% 10/1/07
Including Sales Charge -18.87% 1.61% 5.02%

11
Government & High Quality Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.
As a result of the COVID crisis in early 2020 Treasury rates rallied and the Fed embarked upon its QE4 purchase programs. With this support,
Treasury rates remained low over the course of the year with the primary 30yr mortgage rate moving from ~ 3.8% in October 2019 to ~2.8%
in October 2020. This decline resulted in high prepayment speeds within the MBS market and increased demand for specified pools. Further, the specified pools held by the fund experienced prepayment rates that were lower than generic collateral resulting in additional carry for the fund.  As the specified pools comprise the majority of pools held by the fund this was a primary contributor to performance. The fund’s underweight to 30-year GNMA MBS also contributed to performance.  Out-of-index allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest detractor to performance. Out-of-index allocations to agency commercial mortgage-backed securities
(ACMBS) and agency collateralized mortgage obligations (agency CMO) also detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 2.82% 2.26% 2.40% 5/4/84
Including Sales Charge 0.53% 1.80% 2.17%
Class C Shares Excluding Sales Charge 1.97% 1.43% 1.56% 3/1/02
Including Sales Charge 0.97% 1.43% 1.56%

12
High Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: DDJ Capital Management LLC; Mellon Investments Corporation; Post Advisory Group, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks high current income. Under normal circumstances, the fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P
Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade).
Selection in the capital goods and energy sub-sectors contributed to returns for the year. The consumer non-cyclical sub-sector also contributed to performance especially selection within health care. An underweight to the transportation sub-sector also enhanced returns.
Selection in the basic industry and communication sub-sectors detracted from performance for the year. An overweight to cash dragged on returns. An underweight to the technology and communications sub-sectors hurt returns.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 2.28% 4.16% 4.63% 3/1/13 12/29/04
Including Sales Charge -1.53% 3.36% 4.24%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

13
High Yield Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging markets.
Security selection positively impacted returns due to the outperformance from overweights to Southwestern Energy, underweights to
Chesapeake Energy, Hertz Global Holdings and Valaris, and our positioning within the capital structures of Intelsat, and Southwestern
Energy.
This was somewhat offset by the underperformance from overweights to EP Energy, Oasis Petroleum, and Shell Drilling Holdings,
underweights to Occidental Petroleum, and Western Midstream.  Sector allocation underperformed due to underweights to energy and consumer con-cyclicals. However, this was somewhat offset due to an underweight to REITs, and an overweight to banking.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.39% 5.24% 5.59% 4/8/98
Including Sales Charge -0.50% 4.43% 5.19%
Class C Shares Excluding Sales Charge 2.74% 4.48% 4.83% 3/1/02
Including Sales Charge 1.76% 4.48% 4.83%

14
Inflation Protection Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.; Blackrock International Limited
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.
It normally maintains an average portfolio duration that is within from 80% to 120% of the duration of the Bloomberg Barclays U.S. Treasury
Inflation Protected Securities (TIPS) Index. The fund also invests in foreign securities, U.S. Treasuries and agency securities.
The portfolio's relative value position between Spanish (overweight) vs. German (underweight) 10-year nominal rates contributed to performance, as spreads compressed significantly due to the supportive monetary and fiscal policy backdrop that boosted the market's confidence in Spain's ability to recover. Similarly, the portfolio's long Italian front-end nominal rates and relative value positioning between
Italian vs. German 10-year nominal rates further augmented performance. Our relative value positions between New Zealand vs. US long-
end nominal rates aided performance, as the rally of New Zealand 30-year nominal rates outpaced that of the US. The portfolio's tactical allocation to Emerging Market Sovereigns was additive to performance as spread levels compressed.
The portfolio's German nominal curve steepener (overweight 2-year vs. underweight 10-year) also benefitted returns. The team added to the steepener in January after the belly remained elevated, and we expected the spread to widen against the front end of the curve. The 10-year nominal rate sell-off significantly outpaced 2-year nominal rates in mid-March, in part due to the announcement of accommodative monetary policy actions by the European Central Bank (ECB), most notably the €750 bn Pandemic Emergency Purchase Program (PEPP). The Italian
long-end nominal rates flattener slightly contributed to performance when 10-year nominals' sell-off outpaced 30-year nominals by as much as 72 bps from late January until mid-March. The widening of the spread was partly driven by the escalating severity of the outbreak in Italy.
The team added to its overweight in US real rates in March, which augmented performance after the Fed's purchase program supported the treasury inflation-protected securities (TIPS) market in late March and into the summer months.
The tailwind from the breakthrough in Brexit negotiations and UK Prime Minister Boris Johnson's election victory in Q4 2019 helped the portfolio's structural short in UK breakevens. The resiliency of UK breakevens during the pandemic slightly pared the positive performance of both the portfolio's relative value positions in the US/EU (long) vs. the UK (short) inflation expectations and the outright short position in UK breakevens.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 8.26% 3.50% 2.36% 6/28/05
Including Sales Charge 4.20% 2.72% 1.97%

15
Inflation Protection Fund
As the moves lower in nominal yields outpaced that of the moves lower in real yields amid escalating fears around the outbreak, inflation expectations (breakevens) narrowed precipitously. This hurt the performance of the portfolio's long breakeven expressions in the EU, Japan, and the US. Nevertheless, the rebound of global risk assets over Q2 and Q3 pared some of the underperformance in breakevens. Amongst them, inflation expectations in the US recovered the most seeing 10-year US breakevens briefly surge past the pre-pandemic peak in late
August.
The portfolio was broadly positioned for a risk-on, reflationary environment entering 2020. The historic rally in global rates resulted from the COVID-19 outbreak thus generally hurt performance. The sustained rally in US rates that began in late January negatively impacted the portfolio's structural bias to being underweight US nominal rates. The US market began pricing in a potential democratic sweep scenario in the US election in late Q3 and October. This sparked a sharp sell-off in 10-year US nominal rates by ~20 bps in October and helped pare some of the underperformance. Further detracting from the performance was the portfolio's exposure in Canadian (overweight) vs.
US (underweight) nominal rates and FX relative value positioning between those countries. The impact was especially notable after the emergence of the oil shock in February. Further detracting from performance was our tactical allocation around selling interest rate volatility.
Our subsequent tactical volatility trades helped regain some of the underperformance.
The team sees derivatives as an effective and efficient tool to manage duration, yield curve, and volatility risk in the Portfolio. During the period, the Portfolio utilized forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities and shift investment exposure from one currency to another. We utilized futures contracts to manage duration and yield exposure of the Portfolio in an efficient manner. We used options to create various exposures for the Portfolio, isolate perceived mispricing, and create asymmetric risk profiles. We also used written options to increase the Portfolio’s carry. We used interest rate swaps to express our breakeven strategies or enhance yields of already existing positions. We used inflation swaps to hedge underlying inflation-linked positions, and caps and floors that provide protection against adverse moves in the inflation market.
For the trailing 1-year period ending on October 31st, 2020, the Portfolio’s aggregate currency positioning strategy modestly contributed.
Our overall U.S. duration positioning detracted from performance but is partly offset by some positive contribution from overall yield curve positioning.

16
International Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market " means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg
Barclays Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
Both the Asia and EMEA regions outperformed during the period. China and Taiwan were the best performing markets in Asia while South
Africa was the best performer in EMEA. Notable contributors were JD.com, up 161.7%, Meituan, up 211.0%, Tencent, up 86.7%, and Taiwan
Semiconductor, up 57.8%. Outperformance in South Africa was primarily driven by our underweight and no exposure to the financials sector, which declined 40.0%. From a sector standpoint consumer discretionary was the best performing sector, driven by our retailing exposure. In addition to the aforementioned China holdings, we also benefitted from our holding in MercadoLibre, up 131.8%. The pandemic accelerated consumer trends for e-commerce and that was the notable theme for why we outperformed in the sector. The next best performing sectors were energy and communication services, primarily driven by our stock selection in both sectors. Argentina was the top performing market in the Latin America region where our holding, MercadoLibre, drove relative gains. Negative stock selection in South Korea, India, and
Brazil were the main sources of weakness during the period. The financials sector was the worst relative performer during the period, largely driven by our holding in IRB Brasil. The company came under pressure during the period following a short report published by Squadra (Rio-
based hedge fund) which questioned their accounting methods. We were also hurt by our Latin American holdings, Credicorp, down 42.9%,
Petrobras Distribuidora, down 51.0%, and Banco do Brasil, down 55.3%. Within China, we had 2 notable detractors during the period. We owned PICC Property & Casualty, which fell 43.0% and we were hurt by no exposure to NIO Inc., which surged 2,009.0% over the last year.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 10.84% 6.43% 1.61% 6/28/05
Including Sales Charge 4.73% 5.24% 1.03%
Class C Shares Excluding Sales Charge 9.74% 5.35% 0.60% 1/16/07
Including Sales Charge 8.74% 5.35% 0.60%

17
International Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The twelve month review period saw the Fund generate modest single digit returns, but substantially outperform its benchmark with most geographic regions and industrial sectors contributing to this very strong relative performance.  Regional highlights included positive stock selection in Emerging Markets, particularly Taiwan and China and also very good stock selection in Europe.  The only negative point of note at the country level was Canada where a couple of particularly weak individual holdings pared overall gains fractionally.
Looking at Industrial sectors, again contributions were seen from most areas with particular stand-out contributions coming from Information
Technology and Materials sectors, where we were overweight benchmark, and from Energy, where our low weightings relative to benchmark boosted relative returns as that sector lagged.  Our modest bias away from the very largest companies in the world did not help relative returns but the marginal cost of this bias was more than offset by strong stock selection in all size buckets, from the largest to the smallest.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 3.66% 4.59% 4.83% 6/3/14 12/29/03
Including Sales Charge -2.02% 3.41% 4.24%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

18
LargeCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The health care sector was the biggest contributor to performance driven by strong stock selection. Stock selection in the communication services and real estate sectors also enhanced performance. An underweight in the financials sector benefited the portfolio.
Stock selection in the information technology sector hindered performance. An overweight to industrials and utilities was not beneficial to returns. An underweight to information technology was a drag on performance.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 27.86% 17.09% 15.64% 3/1/13 12/6/00
Including Sales Charge 20.81% 15.78% 14.99%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

19
LargeCap S&P 500 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12-month period ending in October 2020, the Principal LargeCap S&P 500 Index Fund was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Seven of the eleven economic sectors in the index posted positive returns during the period with the information technology and consumer discretionary sectors providing the best return. NVIDIA, PayPal Holdings, and Apple contributed to fund performance for the 12-month period ending October.
The energy and financial sectors recorded the worst returns during the period. Occidental Petroleum, Boeing, and Wells Fargo detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.23% 11.20% 12.43% 6/28/05
Including Sales Charge 7.60% 10.86% 12.26%
Class C Shares Excluding Sales Charge 8.27% 10.26% 11.55% 1/16/07
Including Sales Charge 7.27% 10.26% 11.55%

20
MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Index. The fund also invests in foreign securities.
Over its fiscal year, MidCap Fund’s performance was helped by positive company selection, especially in the Real Estate, Industrial, and
Financial sectors. The largest contributor to MidCap Fund’s performance was Wix.com, a founder-led software company that offers easy-
to-use website building tools. Wix.com enables the creation of a sophisticated digital presence at an attractive price, which has become even more important over the last year. MidCap Fund’s next largest contributor was Autodesk, the leader in computer-aided design software that is essential for architects and manufacturers. Another important contributor to the fund was Copart, which provides auction and remarketing services for salvaged vehicles. Copart has been led by owner-operators Willis Johnson and Jay Adair for decades.
On the other hand, sector allocation mostly detracted from MidCap Fund’s relative performance, as the fund had less weight than the index in the market’s two best performing sectors, Health Care and Information Technology. The largest detractor from MidCap Fund’s performance was Brookfield Asset Management, an owner and operator of real asset-based businesses around the world. Brookfield is led by Bruce Flatt, who along with other key insiders owns more than 18% of the company as of October 31, 2020. The next largest detractor was Markel, a specialty-insurance company with decades of experience successfully underwriting non-standard and hard to place risks. Another detractor from the fund’s performance was Howard Hughes Corporation, a real estate developer with attractive projects in growing U.S. markets such as Houston and Las Vegas.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 4.83% 12.42% 14.17% 6/28/05
Including Sales Charge -0.92% 11.16% 13.52%
Class C Shares Excluding Sales Charge 4.02% 11.60% 13.33% 1/16/07
Including Sales Charge 3.03% 11.60% 13.33%

21
MidCap Value Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management and Equity Research, Inc.; Victory Capital Management Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.
Strong stock selection in the consumer staples and real estate sectors enhanced performance. An overweight to the information technology and consumer staples sectors benefited the portfolio. An underweight to energy and real estate also drove performance.
Poor stock selection in the industrials and communication services sectors hurt performance for the year. An overweight to financials detracted from performance. An underweight to the communication services and health care sectors dragged on returns.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -6.32% 4.90% 8.43% 4/2/19 12/29/03
Including Sales Charge -11.47% 3.72% 7.82%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

22
Principal Capital Appreciation Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Deckers Outdoor Corporation (DECK) the footwear, apparel and accessories retailer, best known for their UGG, HOKA and Teva brands reported EPS above estimates and HOKA sales remained strong through the pandemic. Lululemon Athletica Inc (LULU) delivered strong full-
year earnings growth and contributed to performance. Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (TSM) outperformed as the company beat expectations and raised their full year guidance.
Aaron's, Inc. (AAN) detracted as investors reacted negatively to a settlement with the FTC and also became concerned about the effect of
COVID-19 on its business. Fidelity National Financial, Inc. - FNF Group (FNF) a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL
Holdings. Not owning Tesla Inc (TSLA) detracted from relative results.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 10.04% 11.52% 12.45% 11/24/86
Including Sales Charge 3.99% 10.27% 11.81%
Class C Shares Excluding Sales Charge 9.10% 10.59% 11.50% 3/1/02
Including Sales Charge 8.13% 10.59% 11.50%

23
Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
It invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued. The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
An overweight to Equinix, Inc. contributed. The data center space is one of the few REIT sectors that has seen relatively minimal negative operational impact from COVID-19, while also seeing positive leasing momentum driven by healthy demand. The company is executing well and its (higher margin) interconnection business has particularly benefited in the current environment. An underweight to Simon Property
Group, Inc. contributed. Retail has been pressured by COVID-19, as e-commerce penetration accelerated and stay-at-home mandates forced store closures. An overweight to Prologis Incorporated contributed. COVID-19 has accelerated demand for logistics space as retailers rush to position for increased online retail sales. The sector’s low vacancy and the acceleration in ecommerce sales are the major drivers of its favorable outlook. An overweight to Avalon Bay Communities, Inc. detracted. The stock suffered from slow leasing activities and poor pricing in coastal gateway markets due to the work-from-home trend from COVID-19. Regulatory uncertainties, especially in the California markets, also pressured the stock. Various local governments requiring flat renewal rates and/or the prevention of eviction of COVID-19 impacted tenants, leading to low rent collection/bad debt. An overweight to EPR Properties detracted. Large exposure to experiential tenants, especially movie theaters, caused underperformance due to COVID-19. An underweight to Public Storage detracted. The defensive nature of the sector and the company’s extremely low leverage supported outperformance in the first half of the year. In Q3 2020, storage companies provided better than expected commentary regarding occupancy and street rates, which led to broad outperformance for the sector.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -15.56% 4.50% 8.48% 6/28/05
Including Sales Charge -20.21% 3.32% 7.87%
Class C Shares Excluding Sales Charge -16.21% 3.69% 7.62% 1/16/07
Including Sales Charge -17.03% 3.69% 7.62%

24
Short-Term Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within 15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index.
Issue selection in Government Owned No Guarantee contributed. Issue selection in Technology contributed. Underweight to Energy contributed.
Out-of-index allocation to Agency Commercial Mortgage-backed securities detracted. Overweight to Government Owned No Guarantee detracted. Underweight to Banking detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.47% 2.47% 2.08% 11/1/93
Including Sales Charge 1.17% 2.00% 1.85%
Class C Shares Excluding Sales Charge 2.55% 1.57% 1.20% 3/1/02
Including Sales Charge 1.55% 1.57% 1.20%

25
SmallCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Teladoc, a leading provider of telehealth solutions, contributed as it reported better-than-expected operating results and significant demand for its services amid the COVID-19 pandemic. SiTime, a provider of semiconductors that manage clocks and timing in electronic devices, contributed amid increased quarterly guidance partly related to a new smartphone design win. Horizon Therapeutics, a specialty pharmaceutical company now focused on developing therapies for rare and orphan diseases, outperformed following better-than-expected results from faster than anticipated uptake of its newly launched drug, Tepezza. Darling Ingredients, which refines edible and inedible bio-
nutrients, reported better-than-expected operating results and highlighted plans to expand biodiesel production. Carvana, an e-commerce platform for buying and selling used cars, reported better-than-expected operating results and a more favorable outlook driven by strong demand and favorable used car prices. Pebblebrook Hotel Trust, a lodging real estate investment trust focused on upscale full-service hotel and resort properties, detracted as hotel occupancy rates were dramatically reduced amid the COVID-19 pandemic. Brink’s, a provider of secure logistics and security solutions, reported disappointing earnings and withdrew full year guidance due to COVID-19 uncertainties but has also been impacted by the shift toward paperless transactions. Brandywine Realty Trust, an equity REIT that derives most of its operating income through the ownership and management of office properties located in the mid-Atlantic region, detracted as the outlook for office properties came into question amid the COVID-19 pandemic as many companies shifted their employees to working remotely. Ladder
Capital, a commercial mortgage REIT declined due to liquidity and credit concerns related to its commercial loan portfolio that arose amid the COVID-19 containment efforts. Caleres, a retailer and wholesaler of footwear, sold off sharply amid COVID-19 containment efforts.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.71% 7.08% 10.56% 6/28/05
Including Sales Charge -2.00% 5.88% 9.93%
Class C Shares Excluding Sales Charge 2.85% 6.21% 9.67% 1/16/07
Including Sales Charge 1.88% 6.21% 9.67%

26
SmallCap Value Fund II
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Hotchkins and Wiley Capital Management, LLC ; Los Angeles Capital Management and Equity Research, Inc.; Vaughan Nelson Investment Management, LP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
Stock selection in the consumer discretionary and real estate sectors enhanced performance. An overweight to the industrials and information technology sectors benefited the portfolio. An underweight to real estate and financials contributed for the year.
The health care was the biggest detractor to performance for the year driven by poor stock selection. Stock selection within information technology and consumer staples also hurt performance. An underweight to the consumer discretionary and consumer staples sectors detracted from performance.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -15.00% 1.77% 6.79% 6/3/14 6/1/04
Including Sales Charge -19.64% 0.62% 6.19%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

27
Tax-Exempt Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Allocation to Delta Airlines, TX St. Muni Gas Acquisition & Supply, and North Tarrant Express Managed Lanes contributed.
Allocation to Buckeye Ohio Tobacco, Georgia Proton Center, and Illinois State detracted.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 1.89% 3.48% 4.06% 1/3/77
Including Sales Charge -1.94% 2.68% 3.66%
Class C Shares Excluding Sales Charge 1.05% 2.66% 3.23% 3/1/02
Including Sales Charge 0.05% 2.66% 3.23%

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
28
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 630,796 $ 8,514,637 $ 683,220
Investment in affiliated Funds--at cost ...................................................
$ – $ 646,517 $ 37,137
Assets
Investment in securities--at value  .......................................................... $ 664,978 $ 8,963,966
(b)
$ 706,860
(b)
Investment in affiliated Funds--at value .................................................... – 646,517 37,137
Cash ......................................................................................... 6,360 645 11
Deposits with counterparty .................................................................. – – 4
Receivables:
Dividends and interest ................................................................. 8,001 56,434 4,181
Expense reimbursement from Manager ............................................... 2 – 60
Expense reimbursement from Distributor ............................................. – 3 4
Fund shares sold ....................................................................... 2,675 82,418 2,742
Investment securities sold ............................................................. 124 – 39
Variation margin on futures ........................................................... – – 6
Other assets .................................................................................. – – 7
Total Assets   682,140 9,749,983 751,051
Liabilities
Accrued management and investment advisory fees ........................................ 248 3,393 305
Accrued administrative service fees ........................................................ – 5 4
Accrued distribution fees .................................................................... 129 143 49
Accrued service fees ........................................................................ – 18 18
Accrued transfer agent fees ................................................................. 69 188 136
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 1 1 –
Accrued professional fees ................................................................... 38 40 43
Accrued other expenses ..................................................................... 10 84 57
Payables:
Dividends payable ..................................................................... 1,100 16,814 1,426
Fund shares redeemed ................................................................. 840 28,279 852
Interest expense and fees payable ..................................................... 136 – –
Investment securities purchased ...................................................... 5,323 119,880 84,360
Variation margin on futures ........................................................... – – 22
Collateral obligation on securities loaned, at value ......................................... – 19,139 2,072
Floating rate notes issued ...................................................................
20,146 – –
Total Liabilities
28,040 187,985 89,344
Net Assets Applicable to Outstanding Shares ............................................
$ 654,100 $ 9,561,998 $ 661,707
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 633,433 $ 9,147,309 $ 607,574
Total distributable earnings (accumulated loss) .............................................
20,667 414,689 54,133
Total Net Assets
$ 654,100 $ 9,561,998 $ 661,707

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
29
See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 446,357 $ 337,294 $ 100,498
Shares Issued and Outstanding ........................................................ 41,138 33,171 8,685
Net Asset Value per share ............................................................. $ 10 .85
(c)
$ 10 .17
(c)
$ 11 .57
(c)
Maximum Offering Price .............................................................
$ 11 .27 $ 10 .40 $ 12 .02
Class C : Net Assets .......................................................................... $ 41,166 $ 53,725 N/A
Shares Issued and Outstanding ........................................................ 3,786 5,249
Net Asset Value per share .............................................................
$ 10 .87
(c)
$ 10 .24
(c)
Class J : Net Assets .......................................................................... N/A $ 132,319 $ 155,238
Shares Issued and Outstanding ........................................................ 12,981 13,317
Net Asset Value per share .............................................................
$ 10 .19
(c)
$ 11 .66
(c)
Institutional : Net Assets ..................................................................... $ 166,577 $ 674,265 $ 318,810
Shares Issued and Outstanding ........................................................ 15,343 66,097 27,566
Net Asset Value per share .............................................................
$ 10 .86 $ 10 .20 $ 11 .57
R-1 : Net Assets .............................................................................. N/A $ 12,967 $ 4,234
Shares Issued and Outstanding ........................................................ 1,271 366
Net Asset Value per share .............................................................
$ 10 .20 $ 11 .56
R-2 : Net Assets .............................................................................. N/A $ 1,723 $ 4,836
Shares Issued and Outstanding ........................................................ 169 423
Net Asset Value per share .............................................................
$ 10 .22 $ 11 .43
R-3 : Net Assets .............................................................................. N/A $ 19,911 $ 20,466
Shares Issued and Outstanding ........................................................ 1,948 1,782
Net Asset Value per share .............................................................
$ 10 .22 $ 11 .49
R-4 : Net Assets .............................................................................. N/A $ 13,116 $ 8,449
Shares Issued and Outstanding ........................................................ 1,284 720
Net Asset Value per share .............................................................
$ 10 .21 $ 11 .74
R-5 : Net Assets .............................................................................. N/A $ 38,478 $ 49,176
Shares Issued and Outstanding ........................................................ 3,776 4,275
Net Asset Value per share .............................................................
$ 10 .19 $ 11 .50
R-6 : Net Assets .............................................................................. N/A $ 8,278,200 N/A
Shares Issued and Outstanding ........................................................ 812,350
Net Asset Value per share .............................................................
$ 10 .19
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
30
See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Investment in securities--at cost ..........................................................
$ 9,182,950 $ 5,071,428 $ 187,451
Investment in affiliated Funds--at cost ...................................................
$ 85,878 $ 125,574 $ 33,964
Foreign currency--at cost ..................................................................
$ – $ 1 $ 519
Assets
Investment in securities--at value  .......................................................... $ 10,987,689
(a)
$ 7,630,587
(a)
$ 185,726
Investment in affiliated Funds--at value .................................................... 85,878 125,574 33,964
Foreign currency--at value .................................................................. – 1 519
Cash ......................................................................................... – – 4,659
Deposits with counterparty .................................................................. – – 14,647
Receivables:
Dividends and interest ................................................................. 38,037 19,725 2,554
Expense reimbursement from Manager ............................................... 5 124 15
Expense reimbursement from Distributor ............................................. 4 1 –
Foreign currency contracts ........................................................... – – 934
Fund shares sold ....................................................................... 1,960 6,459 708
Investment securities sold ............................................................. 207,783 20,083 689
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 1,613 ) ................ – – 2,052
Variation margin on swaps ............................................................ – – 1
Other assets .................................................................................. 5 30 –
Total Assets   11,321,361 7,802,584 246,468
Liabilities
Accrued management and investment advisory fees ........................................ 7,166 3,450 144
Accrued administrative service fees ........................................................ 2 4 –
Accrued distribution fees .................................................................... 79 357 1
Accrued service fees ........................................................................ 13 41 –
Accrued transfer agent fees ................................................................. 218 760 36
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 16 8 –
Accrued professional fees ................................................................... 59 31 30
Accrued other expenses ..................................................................... 493 180 26
Cash overdraft ............................................................................... 101,217 – –
Payables:
Foreign currency contracts ............................................................ – – 1,056
Fund shares redeemed ................................................................. 10,342 6,635 51
Investment securities purchased ...................................................... – – 13,931
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 1,243
Variation margin on swaps ............................................................ – – 2
Collateral obligation on securities loaned, at value ......................................... 9,274 127 –
Total Liabilities
128,880 11,594 16,520
Net Assets Applicable to Outstanding Shares ............................................
$ 11,192,481 $ 7,790,990 $ 229,948
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 9,668,948 $ 5,252,697 $ 230,420
Total distributable earnings (accumulated loss) .............................................
1,523,533 2,538,293 (472)
Total Net Assets
$ 11,192,481 $ 7,790,990 $ 229,948

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
31
See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 3,875,000 1,600,000 200,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 209,868 $ 1,049,990 $ 3,437
Shares Issued and Outstanding ........................................................ 16,474 34,244 337
Net Asset Value per share ............................................................. $ 12 .74
(b)
$ 30 .66
(b)
$ 10 .20
(b)
Maximum Offering Price .............................................................
$ 13 .48 $ 32 .44 $ 10 .60
Class C : Net Assets .......................................................................... $ 9,226 $ 120,112 N/A
Shares Issued and Outstanding ........................................................ 726 4,033
Net Asset Value per share .............................................................
$ 12 .71
(b)
$ 29 .78
(b)
Class J : Net Assets .......................................................................... $ 143,722 $ 61,063 N/A
Shares Issued and Outstanding ........................................................ 11,425 1,989
Net Asset Value per share .............................................................
$ 12 .58
(b)
$ 30 .70
(b)
Institutional : Net Assets ..................................................................... $ 400,116 $ 6,372,962 $ 226,511
Shares Issued and Outstanding ........................................................ 31,567 207,535 22,120
Net Asset Value per share .............................................................
$ 12 .68 $ 30 .71 $ 10 .24
R-1 : Net Assets .............................................................................. $ 2,905 $ 2,424 N/A
Shares Issued and Outstanding ........................................................ 229 79
Net Asset Value per share .............................................................
$ 12 .68 $ 30 .52
R-2 : Net Assets .............................................................................. $ 2,021 $ 2,534 N/A
Shares Issued and Outstanding ........................................................ 160 83
Net Asset Value per share .............................................................
$ 12 .65 $ 30 .67
R-3 : Net Assets .............................................................................. $ 10,932 $ 24,058 N/A
Shares Issued and Outstanding ........................................................ 861 787
Net Asset Value per share .............................................................
$ 12 .70 $ 30 .56
R-4 : Net Assets .............................................................................. $ 10,680 $ 28,701 N/A
Shares Issued and Outstanding ........................................................ 829 937
Net Asset Value per share .............................................................
$ 12 .88 $ 30 .62
R-5 : Net Assets .............................................................................. $ 32,242 $ 129,146 N/A
Shares Issued and Outstanding ........................................................ 2,509 4,211
Net Asset Value per share .............................................................
$ 12 .85 $ 30 .67
R-6 : Net Assets .............................................................................. $ 10,370,769 N/A N/A
Shares Issued and Outstanding ........................................................ 817,449
Net Asset Value per share .............................................................
$ 12 .69
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
32
See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Investment in securities--at cost ..........................................................
$ 4,924,796 $ 2,704,915 $ 1,480,072
Investment in affiliated Funds--at cost ...................................................
$ 140,535 $ 23,379 $ 250,685
Foreign currency--at cost ..................................................................
$ 2,021 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 4,709,561
(a)
$ 2,715,262
(a)
$ 1,520,765
Investment in affiliated Funds--at value .................................................... 140,535 23,379 250,685
Foreign currency--at value .................................................................. 2,039 – –
Cash ......................................................................................... 1,053 – –
Deposits with counterparty .................................................................. 5,650 – 1,021
Receivables:
Dividends and interest ................................................................. 50,802 2,752 4,142
Expense reimbursement from Manager ............................................... 452 50 15
Expense reimbursement from Distributor ............................................. – – 3
Foreign currency contracts ........................................................... 895 – –
Fund shares sold ....................................................................... 4,296 5,903 7,171
Investment securities sold ............................................................. 70,768 13,599 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... 181 – –
Variation margin on futures ........................................................... – – 106
Other assets .................................................................................. – – 19
Total Assets   4,986,232 2,760,945 1,783,927
Liabilities
Accrued management and investment advisory fees ........................................ 3,124 2,111 653
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 991 39 78
Accrued service fees ........................................................................ – – 10
Accrued transfer agent fees ................................................................. 1,220 589 144
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 4 3 1
Accrued professional fees ................................................................... 68 46 30
Accrued other expenses ..................................................................... 345 188 53
Cash overdraft ............................................................................... – 4,821 –
Payables:
Dividends payable ..................................................................... – – 2,496
Foreign currency contracts ............................................................ 382 – –
Fund shares redeemed ................................................................. 10,178 16,240 1,571
Investment securities purchased ...................................................... 49,485 3,884 237,310
Collateral obligation on securities loaned, at value ......................................... 25,752 2 –
Total Liabilities
91,550 27,923 242,348
Net Assets Applicable to Outstanding Shares ............................................
$ 4,894,682 $ 2,733,022 $ 1,541,579
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,929,894 $ 2,829,603 $ 1,596,332
Total distributable earnings (accumulated loss) .............................................
(1,035,212) (96,581) (54,753)
Total Net Assets
$ 4,894,682 $ 2,733,022 $ 1,541,579

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
33
See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 1,350,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,246,664 $ 83,680 $ 263,721
Shares Issued and Outstanding ........................................................ 99,187 10,486 24,902
Net Asset Value per share ............................................................. $ 12 .57
(b)
$ 7 .98
(b)
$ 10 .59
(b)
Maximum Offering Price .............................................................
$ 13 .06 $ 8 .44 $ 10 .83
Class C : Net Assets .......................................................................... $ 828,186 $ 21,166 $ 30,342
Shares Issued and Outstanding ........................................................ 66,323 2,767 2,866
Net Asset Value per share .............................................................
$ 12 .49
(b)
$ 7 .65
(b)
$ 10 .59
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 117,748
Shares Issued and Outstanding ........................................................ 11,089
Net Asset Value per share .............................................................
$ 10 .62
(b)
Institutional : Net Assets ..................................................................... $ 2,686,381 $ 1,587,908 $ 1,083,668
Shares Issued and Outstanding ........................................................ 214,837 183,886 102,156
Net Asset Value per share .............................................................
$ 12 .50 $ 8 .64 $ 10 .61
R-1 : Net Assets .............................................................................. N/A N/A $ 5,048
Shares Issued and Outstanding ........................................................ 476
Net Asset Value per share .............................................................
$ 10 .62
R-2 : Net Assets .............................................................................. N/A N/A $ 1,885
Shares Issued and Outstanding ........................................................ 178
Net Asset Value per share .............................................................
$ 10 .61
R-3 : Net Assets .............................................................................. N/A $ 379 $ 8,704
Shares Issued and Outstanding ........................................................ 44 820
Net Asset Value per share .............................................................
$ 8 .61 $ 10 .62
R-4 : Net Assets .............................................................................. N/A $ 581 $ 6,419
Shares Issued and Outstanding ........................................................ 67 604
Net Asset Value per share .............................................................
$ 8 .61 $ 10 .62
R-5 : Net Assets .............................................................................. N/A $ 199 $ 24,044
Shares Issued and Outstanding ........................................................ 23 2,263
Net Asset Value per share .............................................................
$ 8 .64 $ 10 .62
R-6 : Net Assets .............................................................................. $ 133,451 $ 1,039,109 N/A
Shares Issued and Outstanding ........................................................ 10,682 120,207
Net Asset Value per share .............................................................
$ 12 .49 $ 8 .64
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
34
See accompanying notes.
Amounts in thousands, except per share amounts High Income Fund High Yield Fund
Inflation Protection
Fund
Investment in securities--at cost ..........................................................
$ 2,921,612 $ 2,936,501 $ 1,652,153
Investment in affiliated Funds--at cost ...................................................
$ 145,168 $ 91,815 $ 22,181
Foreign currency--at cost ..................................................................
$ 13 $ – $ 3,324
Assets
Investment in securities--at value  .......................................................... $ 2,895,208
(a)
$ 2,929,333
(a)
$ 1,766,886
Investment in affiliated Funds--at value .................................................... 145,168 91,815 22,181
Foreign currency--at value .................................................................. 13 – 3,296
Cash ......................................................................................... 614 142 11
Deposits with counterparty .................................................................. 3,262 – 10,365
Receivables:
Dividends and interest ................................................................. 40,102 42,666 2,266
Expense reimbursement from Manager ............................................... 39 46 –
Foreign currency contracts ........................................................... 105 – 971
Fund shares sold ....................................................................... 350 12,490 742
Investment securities sold ............................................................. 19,164 25,452 10,057
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – – 13
Variation margin on futures ........................................................... – – 142
Variation margin on swaps ............................................................ – – 667
Total Assets   3,104,025 3,101,944 1,817,597
Liabilities
Accrued management and investment advisory fees ........................................ 1,554 1,292 564
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 1 212 7
Accrued service fees ........................................................................ – – 3
Accrued transfer agent fees ................................................................. 44 650 25
Accrued directors' expenses ................................................................. 1 2 –
Accrued professional fees ................................................................... 43 41 39
Accrued other expenses ..................................................................... 36 124 30
Deposits from counterparty ................................................................. – – 550
Payables:
Dividends payable ..................................................................... – 12,782 –
Foreign currency contracts ............................................................ 3 – 1,078
Fund shares redeemed ................................................................. 3,703 7,132 3,978
Investment securities purchased ...................................................... 53,524 89,005 13,836
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 9,612 ) ... – – 9,027
Unrealized loss on unfunded loan commitments ...................................... – 12 –
Variation margin on futures ........................................................... – – 115
Variation margin on swaps ............................................................ 69 – 868
Collateral obligation on securities loaned, at value ......................................... 19,871 7,600 –
Total Liabilities
78,849 118,852 30,121
Net Assets Applicable to Outstanding Shares ............................................
$ 3,025,176 $ 2,983,092 $ 1,787,476
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,324,268 $ 3,271,202 $ 1,678,778
Total distributable earnings (accumulated loss) .............................................
(299,092) (288,110) 108,698
Total Net Assets
$ 3,025,176 $ 2,983,092 $ 1,787,476

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
35
See accompanying notes.
Amounts in thousands, except per share amounts High Income Fund High Yield Fund
Inflation Protection
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 800,000 1,750,000 1,050,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 4,818 $ 513,993 $ 15,597
Shares Issued and Outstanding ........................................................ 536 73,307 1,718
Net Asset Value per share ............................................................. $ 8 .98
(b)
$ 7 .01
(b)
$ 9 .08
(b)
Maximum Offering Price .............................................................
$ 9 .33 $ 7 .28 $ 9 .43
Class C : Net Assets .......................................................................... N/A $ 118,320 N/A
Shares Issued and Outstanding ........................................................ 16,674
Net Asset Value per share .............................................................
$ 7 .10
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 9,826
Shares Issued and Outstanding ........................................................ 1,112
Net Asset Value per share .............................................................
$ 8 .83
(b)
Institutional : Net Assets ..................................................................... $ 3,020,358 $ 1,379,657 $ 1,745,470
Shares Issued and Outstanding ........................................................ 335,616 198,301 187,844
Net Asset Value per share .............................................................
$ 9 .00 $ 6 .96 $ 9 .29
R-1 : Net Assets .............................................................................. N/A N/A $ 1,427
Shares Issued and Outstanding ........................................................ 165
Net Asset Value per share .............................................................
$ 8 .65
R-2 : Net Assets .............................................................................. N/A N/A $ 293
Shares Issued and Outstanding ........................................................ 33
Net Asset Value per share .............................................................
$ 8 .73
R-3 : Net Assets .............................................................................. N/A N/A $ 8,491
Shares Issued and Outstanding ........................................................ 958
Net Asset Value per share .............................................................
$ 8 .86
R-4 : Net Assets .............................................................................. N/A N/A $ 1,780
Shares Issued and Outstanding ........................................................ 198
Net Asset Value per share .............................................................
$ 8 .99
R-5 : Net Assets .............................................................................. N/A N/A $ 4,592
Shares Issued and Outstanding ........................................................ 505
Net Asset Value per share .............................................................
$ 9 .10
R-6 : Net Assets .............................................................................. N/A $ 971,122 N/A
Shares Issued and Outstanding ........................................................ 139,576
Net Asset Value per share .............................................................
$ 6 .96
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
36
See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Fund International Fund I
LargeCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 213,030 $ 258,531 $ 6,214,457
Investment in affiliated Funds--at cost ...................................................
$ 3,691 $ 3 $ 95,143
Foreign currency--at cost ..................................................................
$ 765 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 256,120 $ 290,943 $ 11,129,715
(a)
Investment in affiliated Funds--at value .................................................... 3,691 3 95,143
Foreign currency--at value .................................................................. 763 – –
Deposits with counterparty .................................................................. – – 1,776
Receivables:
Dividends and interest ................................................................. 440 1,226 1,216
Expense reimbursement from Manager ............................................... 5 7 161
Expense reimbursement from Distributor ............................................. 2 – 9
Foreign tax refund ..................................................................... 16 – –
Fund shares sold ....................................................................... 143 90 1,763
Investment securities sold ............................................................. 3,191 1,744 6,034
Other assets .................................................................................. – – 13
Total Assets   264,371 294,013 11,235,830
Liabilities
Accrued management and investment advisory fees ........................................ 233 196 6,006
Accrued administrative service fees ........................................................ 1 1 15
Accrued distribution fees .................................................................... 37 3 187
Accrued service fees ........................................................................ 4 2 111
Accrued transfer agent fees ................................................................. 87 22 649
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. – – 10
Accrued professional fees ................................................................... 46 40 27
Accrued other expenses ..................................................................... 81 31 146
Cash overdraft ............................................................................... – 890 –
Payables:
Borrowing ............................................................................. – 270 –
Fund shares redeemed ................................................................. 202 215 29,869
Investment securities purchased ...................................................... 4,056 – 3,246
Variation margin on futures ........................................................... – – 320
Collateral obligation on securities loaned, at value ......................................... – – 1,406
Total Liabilities
4,747 1,670 41,993
Net Assets Applicable to Outstanding Shares ............................................
$ 259,624 $ 292,343 $ 11,193,837
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 227,259 $ 239,274 $ 5,483,117
Total distributable earnings (accumulated loss) .............................................
32,365 53,069 5,710,720
Total Net Assets
$ 259,624 $ 292,343 $ 11,193,837

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
37
See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Fund International Fund I
LargeCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 875,000 700,000 1,895,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 76,952 $ 9,458 $ 487,128
Shares Issued and Outstanding ........................................................ 2,852 628 26,494
Net Asset Value per share ............................................................. $ 26 .98
(b)
$ 15 .06
(b)
$ 18 .39
(b)
Maximum Offering Price .............................................................
$ 28 .55 $ 15 .94 $ 19 .46
Class C : Net Assets .......................................................................... $ 7,126 N/A N/A
Shares Issued and Outstanding ........................................................ 280
Net Asset Value per share .............................................................
$ 25 .43
(b)
Class J : Net Assets .......................................................................... $ 89,271 N/A $ 331,514
Shares Issued and Outstanding ........................................................ 3,441 21,954
Net Asset Value per share .............................................................
$ 25 .94
(b)
$ 15 .10
(b)
Institutional : Net Assets ..................................................................... $ 62,738 $ 100,695 $ 2,630,670
Shares Issued and Outstanding ........................................................ 2,348 6,631 137,003
Net Asset Value per share .............................................................
$ 26 .72 $ 15 .19 $ 19 .20
R-1 : Net Assets .............................................................................. $ 1,458 $ 1,168 $ 11,345
Shares Issued and Outstanding ........................................................ 55 77 726
Net Asset Value per share .............................................................
$ 26 .60 $ 15 .11 $ 15 .64
R-2 : Net Assets .............................................................................. $ 1,579 $ 1,034 $ 9,661
Shares Issued and Outstanding ........................................................ 60 68 635
Net Asset Value per share .............................................................
$ 26 .47 $ 15 .19 $ 15 .21
R-3 : Net Assets .............................................................................. $ 5,693 $ 2,167 $ 89,315
Shares Issued and Outstanding ........................................................ 214 143 5,272
Net Asset Value per share .............................................................
$ 26 .64 $ 15 .15 $ 16 .94
R-4 : Net Assets .............................................................................. $ 3,184 $ 3,110 $ 82,907
Shares Issued and Outstanding ........................................................ 119 205 4,759
Net Asset Value per share .............................................................
$ 26 .82 $ 15 .17 $ 17 .42
R-5 : Net Assets .............................................................................. $ 8,537 $ 1,493 $ 296,527
Shares Issued and Outstanding ........................................................ 319 98 16,209
Net Asset Value per share .............................................................
$ 26 .79 $ 15 .17 $ 18 .29
R-6 : Net Assets .............................................................................. $ 3,086 $ 173,218 $ 7,254,770
Shares Issued and Outstanding ........................................................ 115 11,405 377,957
Net Asset Value per share .............................................................
$ 26 .74 $ 15 .19 $ 19 .19
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
38
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Investment in securities--at cost ..........................................................
$ 2,713,036 $ 11,448,115 $ 2,163,249
Investment in affiliated Funds--at cost ...................................................
$ 79,783 $ 2 $ 22,289
Investment in affiliated securities--at cost ................................................
$ – $ 183,373 $ –
Assets
Investment in securities--at value  .......................................................... $ 5,695,578
(a)
$ 18,653,542 $ 2,108,746
(a)
Investment in affiliated Funds--at value .................................................... 79,783 2 22,289
Investment in affiliated securities--at value ................................................. – 149,439 –
Cash ......................................................................................... – – 23
Deposits with counterparty .................................................................. 6,228 – 230
Receivables:
Dividends and interest ................................................................. 5,724 3,418 1,016
Expense reimbursement from Manager ............................................... – – 57
Expense reimbursement from Distributor ............................................. 19 8 3
Fund shares sold ....................................................................... 2,295 32,897 451
Investment securities sold ............................................................. – 25,606 4,630
Other assets .................................................................................. 3 6 –
Total Assets   5,789,630 18,864,918 2,137,445
Liabilities
Accrued management and investment advisory fees ........................................ 775 9,698 1,220
Accrued administrative service fees ........................................................ 22 35 2
Accrued distribution fees .................................................................... 267 599 26
Accrued service fees ........................................................................ 128 128 10
Accrued transfer agent fees ................................................................. 354 2,721 131
Accrued chief compliance officer fees ...................................................... 1 1 –
Accrued directors' expenses ................................................................. 9 23 4
Accrued professional fees ................................................................... 23 27 18
Accrued other expenses ..................................................................... 125 716 66
Payables:
Borrowing ............................................................................. – 15,800 –
Fund shares redeemed ................................................................. 8,544 20,075 3,362
Investment securities purchased ...................................................... – 6,138 4,014
Variation margin on futures ........................................................... 971 – 32
Collateral obligation on securities loaned, at value ......................................... 1,206 – 615
Total Liabilities
12,425 55,961 9,500
Net Assets Applicable to Outstanding Shares ............................................
$ 5,777,205 $ 18,808,957 $ 2,127,945
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,440,905 $ 11,434,991 $ 2,206,349
Total distributable earnings (accumulated loss) .............................................
3,336,300 7,373,966 (78,404)
Total Net Assets
$ 5,777,205 $ 18,808,957 $ 2,127,945

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
39
See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,150,000 2,105,000 925,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 465,384 $ 1,607,917 $ 23,187
Shares Issued and Outstanding ........................................................ 23,107 53,263 1,817
Net Asset Value per share ............................................................. $ 20 .14
(b)
$ 30 .19
(b)
$ 12 .76
(b)
Maximum Offering Price .............................................................
$ 20 .45 $ 31 .95 $ 13 .50
Class C : Net Assets .......................................................................... $ 61,996 $ 158,906 N/A
Shares Issued and Outstanding ........................................................ 3,173 5,993
Net Asset Value per share .............................................................
$ 19 .54
(b)
$ 26 .51
(b)
Class J : Net Assets .......................................................................... $ 691,249 $ 310,404 $ 129,288
Shares Issued and Outstanding ........................................................ 34,690 10,717 10,220
Net Asset Value per share .............................................................
$ 19 .93
(b)
$ 28 .96
(b)
$ 12 .65
(b)
Institutional : Net Assets ..................................................................... $ 3,986,295 $ 12,106,903 $ 233,785
Shares Issued and Outstanding ........................................................ 197,742 389,574 18,245
Net Asset Value per share .............................................................
$ 20 .16 $ 31 .08 $ 12 .81
R-1 : Net Assets .............................................................................. $ 11,726 $ 89,600 $ 2,079
Shares Issued and Outstanding ........................................................ 585 3,262 170
Net Asset Value per share .............................................................
$ 20 .05 $ 27 .47 $ 12 .20
R-2 : Net Assets .............................................................................. $ 16,284 $ 17,535 $ 1,739
Shares Issued and Outstanding ........................................................ 805 625 141
Net Asset Value per share .............................................................
$ 20 .22 $ 28 .07 $ 12 .33
R-3 : Net Assets .............................................................................. $ 167,324 $ 66,616 $ 10,736
Shares Issued and Outstanding ........................................................ 8,305 2,267 852
Net Asset Value per share .............................................................
$ 20 .15 $ 29 .38 $ 12 .60
R-4 : Net Assets .............................................................................. $ 132,402 $ 71,485 $ 9,285
Shares Issued and Outstanding ........................................................ 6,546 2,323 735
Net Asset Value per share .............................................................
$ 20 .23 $ 30 .78 $ 12 .64
R-5 : Net Assets .............................................................................. $ 244,545 $ 325,105 $ 21,576
Shares Issued and Outstanding ........................................................ 11,965 10,633 1,696
Net Asset Value per share .............................................................
$ 20 .44 $ 30 .57 $ 12 .72
R-6 : Net Assets .............................................................................. N/A $ 4,054,486 $ 1,696,270
Shares Issued and Outstanding ........................................................ 130,581 132,072
Net Asset Value per share .............................................................
$ 31 .05 $ 12 .84
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
40
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Investment in securities--at cost ..........................................................
$ 789,932 $ 859,116 $ 3,765,683
Investment in affiliated Funds--at cost ...................................................
$ – $ 31,622 $ 4
Assets
Investment in securities--at value  .......................................................... $ 789,932 $ 1,775,394 $ 4,433,043
Investment in affiliated Funds--at value .................................................... – 31,622 4
Cash ......................................................................................... 27 – –
Receivables:
Dividends and interest ................................................................. 19 1,368 –
Expense reimbursement from Manager ............................................... 204 35 39
Expense reimbursement from Distributor ............................................. 55 – 4
Fund shares sold ....................................................................... 9,650 507 4,725
Investment securities sold ............................................................. – 14,456 16,087
Other assets .................................................................................. 26 5 –
Total Assets   799,913 1,823,387 4,453,902
Liabilities
Accrued management and investment advisory fees ........................................ 258 760 3,184
Accrued administrative service fees ........................................................ – 2 5
Accrued distribution fees .................................................................... 56 257 126
Accrued service fees ........................................................................ – 14 38
Accrued transfer agent fees ................................................................. 77 214 786
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 29 22 23
Accrued other expenses ..................................................................... 71 52 258
Payables:
Borrowing ............................................................................. – – 1,150
Fund shares redeemed ................................................................. 1,724 2,756 7,567
Investment securities purchased ...................................................... – 16,395 13,336
Total Liabilities
2,216 20,472 26,473
Net Assets Applicable to Outstanding Shares ............................................
$ 797,697 $ 1,802,915 $ 4,427,429
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 797,697 $ 799,709 $ 3,769,903
Total distributable earnings (accumulated loss) .............................................
– 1,003,206 657,526
Total Net Assets
$ 797,697 $ 1,802,915 $ 4,427,429

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
41
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 5,800,000 850,000 925,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 342,008 $ 987,963 $ 286,896
Shares Issued and Outstanding ........................................................ 342,008 19,257 12,191
Net Asset Value per share ............................................................. $ 1.00
(a)
$ 51.30
(a)
$ 23.53
(a)
Maximum Offering Price .............................................................
$ 54.29 $ 24.90
Class C: Net Assets .......................................................................... N/A $ 35,053 $ 34,198
Shares Issued and Outstanding ........................................................ 1,071 1,481
Net Asset Value per share .............................................................
$ 32.74
(a)
$ 23.08
(a)
Class J: Net Assets .......................................................................... $ 455,689 N/A $ 134,897
Shares Issued and Outstanding ........................................................ 455,689 5,918
Net Asset Value per share .............................................................
$ 1.00
(a)
$ 22.79
(a)
Institutional: Net Assets ..................................................................... N/A $ 717,175 $ 2,160,526
Shares Issued and Outstanding ........................................................ 13,532 91,731
Net Asset Value per share .............................................................
$ 53.00 $ 23.55
R-1: Net Assets .............................................................................. N/A $ 1,653 $ 2,141
Shares Issued and Outstanding ........................................................ 32 92
Net Asset Value per share .............................................................
$ 51.14 $ 23.24
R-2: Net Assets .............................................................................. N/A $ 952 $ 6,624
Shares Issued and Outstanding ........................................................ 18 297
Net Asset Value per share .............................................................
$ 51.54 $ 22.31
R-3: Net Assets .............................................................................. N/A $ 14,150 $ 28,733
Shares Issued and Outstanding ........................................................ 275 1,254
Net Asset Value per share .............................................................
$ 51.37 $ 22.91
R-4: Net Assets .............................................................................. N/A $ 13,402 $ 24,909
Shares Issued and Outstanding ........................................................ 258 1,100
Net Asset Value per share .............................................................
$ 52.03 $ 22.63
R-5: Net Assets .............................................................................. N/A $ 32,567 $ 105,340
Shares Issued and Outstanding ........................................................ 622 4,644
Net Asset Value per share .............................................................
$ 52.35 $ 22.68
R-6: Net Assets .............................................................................. N/A N/A $ 1,643,165
Shares Issued and Outstanding ........................................................ 69,785
Net Asset Value per share .............................................................
$ 23.55
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
42
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Investment in securities--at cost ..........................................................
$ 5,803,911 $ 606,451 $ 827,700
Investment in affiliated Funds--at cost ...................................................
$ 25,115 $ 29,913 $ 16,879
Assets
Investment in securities--at value  .......................................................... $ 5,906,753
(a)
$ 673,313
(a)
$ 796,805
(a)
Investment in affiliated Funds--at value .................................................... 25,115 29,913 16,879
Cash ......................................................................................... 4 – –
Deposits with counterparty .................................................................. – – 169
Receivables:
Dividends and interest ................................................................. 22,759 151 398
Expense reimbursement from Manager ............................................... 22 – 33
Expense reimbursement from Distributor ............................................. 4 5 –
Fund shares sold ....................................................................... 22,958 806 376
Investment securities sold ............................................................. 44,599 5,561 4,308
Other assets .................................................................................. – 1 –
Prepaid directors' expenses .................................................................. – 1 –
Total Assets   6,022,214 709,751 818,968
Liabilities
Accrued management and investment advisory fees ........................................ 1,990 455 673
Accrued administrative service fees ........................................................ 2 2 1
Accrued distribution fees .................................................................... 128 93 4
Accrued service fees ........................................................................ 8 15 5
Accrued transfer agent fees ................................................................. 277 126 45
Accrued directors' expenses ................................................................. 4 – –
Accrued professional fees ................................................................... 32 21 23
Accrued other expenses ..................................................................... 59 58 48
Cash overdraft ............................................................................... – – 6
Payables:
Dividends payable ..................................................................... 6,160 – –
Fund shares redeemed ................................................................. 11,577 824 1,099
Investment securities purchased ...................................................... 84,441 5,899 2,703
Variation margin on futures ........................................................... – – 29
Collateral obligation on securities loaned, at value ......................................... 402 12,789 7,010
Total Liabilities
105,080 20,282 11,646
Net Assets Applicable to Outstanding Shares ............................................
$ 5,917,134 $ 689,469 $ 807,322
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,774,499 $ 605,110 $ 926,069
Total distributable earnings (accumulated loss) .............................................
142,635 84,359 (118,747)
Total Net Assets
$ 5,917,134 $ 689,469 $ 807,322

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
43
See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 445,243 $ 202,896 $ 6,044
Shares Issued and Outstanding ........................................................ 35,511 9,963 687
Net Asset Value per share ............................................................. $ 12 .54
(b)
$ 20 .37
(b)
$ 8 .80
(b)
Maximum Offering Price .............................................................
$ 12 .83 $ 21 .56 $ 9 .31
Class C : Net Assets .......................................................................... $ 57,463 $ 21,727 N/A
Shares Issued and Outstanding ........................................................ 4,580 1,239
Net Asset Value per share .............................................................
$ 12 .55
(b)
$ 17 .54
(b)
Class J : Net Assets .......................................................................... $ 168,395 $ 175,489 $ 11,752
Shares Issued and Outstanding ........................................................ 13,439 9,090 1,362
Net Asset Value per share .............................................................
$ 12 .53
(b)
$ 19 .30
(b)
$ 8 .63
(b)
Institutional : Net Assets ..................................................................... $ 5,210,042 $ 147,591 $ 103,672
Shares Issued and Outstanding ........................................................ 415,771 6,647 11,600
Net Asset Value per share .............................................................
$ 12 .53 $ 22 .21 $ 8 .94
R-1 : Net Assets .............................................................................. $ 998 $ 1,825 $ 583
Shares Issued and Outstanding ........................................................ 80 97 74
Net Asset Value per share .............................................................
$ 12 .54 $ 18 .94 $ 7 .90
R-2 : Net Assets .............................................................................. $ 1,787 $ 1,619 $ 668
Shares Issued and Outstanding ........................................................ 143 84 83
Net Asset Value per share .............................................................
$ 12 .53 $ 19 .26 $ 8 .08
R-3 : Net Assets .............................................................................. $ 14,361 $ 7,119 $ 3,599
Shares Issued and Outstanding ........................................................ 1,145 351 424
Net Asset Value per share .............................................................
$ 12 .54 $ 20 .28 $ 8 .48
R-4 : Net Assets .............................................................................. $ 6,435 $ 28,740 $ 2,278
Shares Issued and Outstanding ........................................................ 513 1,349 264
Net Asset Value per share .............................................................
$ 12 .53 $ 21 .30 $ 8 .63
R-5 : Net Assets .............................................................................. $ 12,410 $ 26,842 $ 14,788
Shares Issued and Outstanding ........................................................ 989 1,225 1,690
Net Asset Value per share .............................................................
$ 12 .54 $ 21 .91 $ 8 .75
R-6 : Net Assets .............................................................................. N/A $ 75,621 $ 663,938
Shares Issued and Outstanding ........................................................ 3,406 74,344
Net Asset Value per share .............................................................
$ 22 .21 $ 8 .93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
44
See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ......................................................................................................................
$ 625,912
Assets
Investment in securities--at value  ...................................................................................................................... $ 650,219
Cash ..................................................................................................................................................... 3,153
Receivables:
Dividends and interest ............................................................................................................................. 8,626
Expense reimbursement from Manager ........................................................................................................... 10
Fund shares sold ................................................................................................................................... 1,728
Investment securities sold ......................................................................................................................... 919
Other assets .............................................................................................................................................. 9
Total Assets   664,664
Liabilities
Accrued management and investment advisory fees .................................................................................................... 244
Accrued distribution fees ................................................................................................................................ 109
Accrued transfer agent fees ............................................................................................................................. 88
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 38
Accrued other expenses ................................................................................................................................. 24
Payables:
Dividends payable ................................................................................................................................. 1,286
Fund shares redeemed ............................................................................................................................. 1,095
Interest expense and fees payable ................................................................................................................. 160
Investment securities purchased .................................................................................................................. 4,070
Floating rate notes issued ...............................................................................................................................
14,591
Total Liabilities
21,706
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 642,958
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 630,007
Total distributable earnings (accumulated loss) .........................................................................................................
12,951
Total Net Assets
$ 642,958
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 450,000
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 356,581
Shares Issued and Outstanding .................................................................................................................... 48,190
Net Asset Value per share ......................................................................................................................... $ 7 .40
(a)
Maximum Offering Price .........................................................................................................................
$ 7 .69
Class C : Net Assets ...................................................................................................................................... $ 38,229
Shares Issued and Outstanding .................................................................................................................... 5,148
Net Asset Value per share .........................................................................................................................
$ 7 .43
(a)
Institutional : Net Assets ................................................................................................................................. $ 248,148
Shares Issued and Outstanding .................................................................................................................... 33,499
Net Asset Value per share .........................................................................................................................
$ 7 .41
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
46
See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 2,798 $ 153
Dividends .................................................................................... 131 – 872
Interest ....................................................................................... 19,419 211,162 17,958
Securities lending - net ......................................................................
– 42 18
Total Income 19,550 214,002 19,001
Expenses:
Management and investment advisory fees ................................................. 2,845 36,919 3,450
Distribution fees - Class A .................................................................. 1,102 739 235
Distribution fees - Class C .................................................................. 426 506 N/A
Distribution fees - Class J ................................................................... N/A 166 217
Distribution fees - R-1 ...................................................................... N/A 51 16
Distribution fees - R-2 ...................................................................... N/A 6 13
Distribution fees - R-3 ...................................................................... N/A 56 46
Distribution fees - R-4 ...................................................................... N/A 14 10
Administrative service fees - R-1 ........................................................... N/A 41 13
Administrative service fees - R-2 ........................................................... N/A 4 9
Administrative service fees - R-3 ........................................................... N/A 16 13
Administrative service fees - R-4 ........................................................... N/A 4 3
Administrative service fees - R-5 ........................................................... N/A 3 4
Registration fees - Class A .................................................................. 14 27 18
Registration fees - Class C .................................................................. 13 14 N/A
Registration fees - Class J ................................................................... N/A 26 19
Registration fees - Institutional ............................................................. 17 45 40
Registration fees - R-6 ...................................................................... N/A 163 N/A
Service fees - R-1 ........................................................................... N/A 36 12
Service fees - R-2 ........................................................................... N/A 5 11
Service fees - R-3 ........................................................................... N/A 56 46
Service fees - R-4 ........................................................................... N/A 34 24
Service fees - R-5 ........................................................................... N/A 91 111
Shareholder reports - Class A ............................................................... 7 37 18
Shareholder reports - Class C ............................................................... 1 11 N/A
Shareholder reports - Class J ................................................................ N/A 17 55
Shareholder reports - Institutional .......................................................... 4 83 45
Shareholder reports - R-6 ................................................................... N/A 2 N/A
Transfer agent fees - Class A ................................................................ 207 286 159
Transfer agent fees - Class C ................................................................ 33 64 N/A
Transfer agent fees - Class J ................................................................ N/A 79 230
Transfer agent fees - Institutional ........................................................... 108 606 304
Chief compliance officer expenses .......................................................... 1 8 1
Custodian fees ............................................................................... – 7 26
Directors' expenses .......................................................................... 14 152 17
Interest expense and fees .................................................................... 198 – –
Professional fees ............................................................................ 43 50 50
Other expenses .............................................................................. 7 56 7
Total Gross Expenses 5,040 40,480 5,222
Less: Reimbursement from Manager ....................................................... – – 379
Less: Reimbursement from Manager - Class A ............................................. – – 76
Less: Reimbursement from Manager - Institutional ........................................ 55 – 187
Less: Reimbursement from Distributor - Class J ........................................... N/A 33 43
Total Net Expenses 4,985 40,447 4,537
Net Investment Income (Loss) 14,565 173,555 14,464

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
47
See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (7,058) 42,017 46,684
Foreign currency contracts .................................................................. – – 432
Futures contracts ............................................................................ – – 1,063
Swap agreements ............................................................................ – – 3,828
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 3,227 293,397 (29,351)
Foreign currency contracts .................................................................. – – (432)
Futures contracts ............................................................................ – – (296)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (3,831) 335,414 21,928
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,734 $ 508,969 $ 36,392
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
48
See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,420 $ 1,197 $ –
Dividends .................................................................................... 278,067 208,694 107
Withholding tax ............................................................................. (26,524) (5,359) (261)
Interest ....................................................................................... 40 25 10,895
Securities lending - net ......................................................................
1,174 324 4
Total Income 254,177 204,881 10,745
Expenses:
Management and investment advisory fees ................................................. 89,822 38,888 1,742
Distribution f ees - Class A .................................................................. 526 2,746 6
Distribution f ees - Class C .................................................................. 99 1,413 N/A
Distribution f ees - Class J ................................................................... 217 96 N/A
Distribution f ees - R-1 ...................................................................... 11 9 N/A
Distribution f ees - R-2 ...................................................................... 8 9 N/A
Distribution f ees - R-3 ...................................................................... 28 67 N/A
Distribution f ees - R-4 ...................................................................... 14 29 N/A
Administrative service fees - R-1 ........................................................... 8 7 N/A
Administrative service fees - R-2 ........................................................... 5 6 N/A
Administrative service fees - R-3 ........................................................... 8 19 N/A
Administrative service fees - R-4 ........................................................... 4 9 N/A
Administrative service fees - R-5 ........................................................... 4 14 N/A
Registration fees - Class A .................................................................. 16 31 20
Registration fees - Class C .................................................................. 12 19 N/A
Registration fees - Class J ................................................................... 15 14 N/A
Registration fees - Institutional ............................................................. 20 112 28
Registration fees - R-6 ...................................................................... 19 N/A N/A
Service fees - R-1 ........................................................................... 8 6 N/A
Service fees - R-2 ........................................................................... 6 8 N/A
Service fees - R-3 ........................................................................... 28 67 N/A
Service fees - R-4 ........................................................................... 35 73 N/A
Service fees - R-5 ........................................................................... 91 348 N/A
Shareholder reports - Class A ............................................................... 52 107 1
Shareholder reports - Class C ............................................................... 3 12 N/A
Shareholder reports - Class J ................................................................ 71 24 N/A
Shareholder reports - Institutional .......................................................... 57 142 62
Shareholder reports - R-6 ................................................................... 1 N/A N/A
Transfer agent fees - Class A ................................................................ 394 1,172 14
Transfer agent fees - Class C ................................................................ 27 138 N/A
Transfer agent fees - Class J ................................................................ 256 84 N/A
Transfer agent fees - Institutional ........................................................... 361 1,713 214
Chief compliance officer expenses .......................................................... 11 7 –
Custodian fees ............................................................................... 1,839 132 40
Directors' expenses .......................................................................... 241 147 7
Professional fees ............................................................................ 119 50 38
Other expenses .............................................................................. 82 59 5
Total Gross Expenses 94,518 47,777 2,177
Less: Reimbursement from Manager ....................................................... 4,122 – –
Less: Reimbursement from Manager - Class A ............................................. – – 31
Less: Reimbursement from Manager - Class C ............................................. 19 – N/A
Less: Reimbursement from Manager - Institutional ........................................ 5 1,317 164
Less: Reimbursement from Distributor - Class J ........................................... 43 19 N/A
Total Net Expenses 90,329 46,441 1,982
Net Investment Income (Loss) 163,848 158,440 8,763

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
49
See accompanying notes.
Amounts in thousands
Diversified
International Fund Equity Income Fund
Finisterre
Unconstrained
Emerging Markets
Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 79,458 (67,602) 3,406
Foreign currency contracts .................................................................. – – (56)
Foreign currency transactions ............................................................... (11,014) – (208)
Futures contracts ............................................................................ – – 1,313
Swap agreements ............................................................................ – – (1,678)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 318,690 (363,399) (5,428)
Foreign currency contracts .................................................................. – – (674)
Futures contracts ............................................................................ – – (155)
Swap agreements ............................................................................ – – (1,511)
Translation of assets and liabilities in foreign currencies ................................... 1,311 – (5)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 388,445 (431,001) (4,996)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 552,293 $ (272,561) $ 3,767

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
50
See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 1,380 $ 237 $ 404
Dividends .................................................................................... 38,409 87,717 10
Withholding tax ............................................................................. (2,255) (3,793) –
Interest ....................................................................................... 322,156 1 36,860
Securities lending - net ......................................................................
695 109 8
Total Income 360,385 84,271 37,282
Expenses:
Management and investment advisory fees ................................................. 45,991 25,893 8,297
Distribution f ees - Class A .................................................................. 3,176 270 372
Distribution f ees - Class C .................................................................. 11,226 274 319
Distribution f ees - Class J ................................................................... N/A N/A 171
Distribution f ees - R-1 ...................................................................... N/A N/A 12
Distribution f ees - R-2 ...................................................................... N/A N/A 8
Distribution f ees - R-3 ...................................................................... N/A 1 26
Distribution f ees - R-4 ...................................................................... N/A – 8
Administrative service fees - R-1 ........................................................... N/A N/A 10
Administrative service fees - R-2 ........................................................... N/A N/A 5
Administrative service fees - R-3 ........................................................... N/A – 8
Administrative service fees - R-4 ........................................................... N/A – 2
Administrative service fees - R-5 ........................................................... N/A – 2
Registration fees - Class A .................................................................. 59 25 20
Registration fees - Class C .................................................................. 27 17 17
Registration fees - Class J ................................................................... N/A N/A 21
Registration fees - Institutional ............................................................. 78 47 23
Registration fees - R-6 ...................................................................... 19 43 N/A
Service fees - R-1 ........................................................................... N/A N/A 9
Service fees - R-2 ........................................................................... N/A N/A 7
Service fees - R-3 ........................................................................... N/A 1 26
Service fees - R-4 ........................................................................... N/A 2 20
Service fees - R-5 ........................................................................... N/A – 58
Shareholder reports - Class A ............................................................... 109 17 38
Shareholder reports - Class C ............................................................... 110 4 5
Shareholder reports - Class J ................................................................ N/A N/A 41
Shareholder reports - Institutional .......................................................... 363 302 64
Shareholder reports - R-6 ................................................................... 3 20 N/A
Transfer agent fees - Class A ................................................................ 1,046 183 287
Transfer agent fees - Class C ................................................................ 1,023 45 45
Transfer agent fees - Class J ................................................................ N/A N/A 157
Transfer agent fees - Institutional ........................................................... 3,204 2,424 358
Chief compliance officer expenses .......................................................... 7 3 2
Custodian fees ............................................................................... 481 133 7
Directors' expenses .......................................................................... 130 66 34
Professional fees ............................................................................ 117 75 37
Other expenses .............................................................................. 106 62 15
Total Gross Expenses 67,275 29,907 10,531
Less: Reimbursement from Manager ....................................................... 5,056 – –
Less: Reimbursement from Manager - Class C ............................................. – – 29
Less: Reimbursement from Manager - Institutional ........................................ 2,925 1,550 150
Less: Reimbursement from Manager - R-1 ................................................. N/A N/A 3
Less: Reimbursement from Manager - R-2 ................................................. N/A N/A 3
Less: Reimbursement from Manager - R-3 ................................................. N/A – 10
Less: Reimbursement from Manager - R-4 ................................................. N/A – 8
Less: Reimbursement from Manager - R-5 ................................................. N/A – 22
Less: Reimbursement from Manager - R-6 ................................................. 9 – N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 34
Total Net Expenses 59,285 28,357 10,272
Net Investment Income (Loss) 301,100 55,914 27,010

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
51
See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (440,645) (73,136) 10,516
Foreign currency contracts .................................................................. 10,659 – –
Foreign currency transactions ............................................................... (4,644) 23 –
Futures contracts ............................................................................ 126 – (4,599)
Swap agreements ............................................................................ 5,403 – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (317,032) (560,530) 17,194
Foreign currency contracts .................................................................. 209 – –
Futures contracts ............................................................................ 100 – (644)
Swap agreements ............................................................................ (2,487) – –
Translation of assets and liabilities in foreign currencies ................................... (23) 43 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (748,334) (633,600) 22,467
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (447,234) $ (577,686) $ 49,477

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
52
See accompanying notes.
Amounts in thousands High Income Fund High Yield Fund
Inflation Protection
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 735 $ 594 $ 156
Dividends .................................................................................... 33 1,307 –
Interest ....................................................................................... 194,818 175,836 25,479
Securities lending - net ......................................................................
209 107 4
Total Income 195,795 177,844 25,639
Expenses:
Management and investment advisory fees ................................................. 18,032 14,861 6,413
Distribution f ees - Class A .................................................................. 13 1,333 30
Distribution f ees - Class C .................................................................. N/A 1,425 N/A
Distribution f ees - Class J ................................................................... N/A N/A 12
Distribution f ees - R-1 ...................................................................... N/A N/A 5
Distribution f ees - R-2 ...................................................................... N/A N/A 1
Distribution f ees - R-3 ...................................................................... N/A N/A 18
Distribution f ees - R-4 ...................................................................... N/A N/A 1
Administrative service fees - R-1 ........................................................... N/A N/A 4
Administrative service fees - R-2 ........................................................... N/A N/A 1
Administrative service fees - R-3 ........................................................... N/A N/A 5
Registration fees - Class A .................................................................. 18 24 15
Registration fees - Class C .................................................................. N/A 12 N/A
Registration fees - Class J ................................................................... N/A N/A 15
Registration fees - Institutional ............................................................. 49 40 21
Registration fees - R-6 ...................................................................... N/A 15 N/A
Service fees - R-1 ........................................................................... N/A N/A 3
Service fees - R-2 ........................................................................... N/A N/A 1
Service fees - R-3 ........................................................................... N/A N/A 18
Service fees - R-4 ........................................................................... N/A N/A 4
Service fees - R-5 ........................................................................... N/A N/A 8
Shareholder reports - Class A ............................................................... 1 49 2
Shareholder reports - Class C ............................................................... N/A 16 N/A
Shareholder reports - Class J ................................................................ N/A N/A 4
Shareholder reports - Institutional .......................................................... 6 165 28
Shareholder reports - R-6 ................................................................... N/A 34 N/A
Transfer agent fees - Class A ................................................................ 22 703 27
Transfer agent fees - Class C ................................................................ N/A 153 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 21
Transfer agent fees - Institutional ........................................................... 70 1,454 72
Chief compliance officer expenses .......................................................... 3 3 2
Custodian fees ............................................................................... 60 13 30
Directors' expenses .......................................................................... 62 60 36
Professional fees ............................................................................ 51 51 46
Other expenses .............................................................................. 60 25 14
Total Gross Expenses 18,447 20,436 6,857
Less: Reimbursement from Manager ....................................................... 442 – –
Less: Reimbursement from Manager - Class A ............................................. 32 – 13
Less: Reimbursement from Manager - Institutional ........................................ – 356 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 2
Total Net Expenses 17,973 20,080 6,842
Net Investment Income (Loss) 177,822 157,764 18,797

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
53
See accompanying notes.
Amounts in thousands High Income Fund High Yield Fund
Inflation Protection
Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... (143,724) (143,153) 56,202
Foreign currency contracts .................................................................. (662) – (5,086)
Foreign currency transactions ............................................................... 180 – 427
Futures contracts ............................................................................ – – (286)
Options and swaptions ...................................................................... – – 6,196
Swap agreements ............................................................................ (4,502) 5,663 (7,816)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 34,497 87,459 61,668
Foreign currency contracts .................................................................. 102 – 1,453
Futures contracts ............................................................................ – – (1,354)
Options and swaptions ...................................................................... – – 2,214
Swap agreements ............................................................................ (694) 247 6,199
Translation of assets and liabilities in foreign currencies ................................... – – (66)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements (114,803) (49,784) 119,751
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 63,019 $ 107,980 $ 138,548

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
54
See accompanying notes.
Amounts in thousands
International
Emerging Markets
Fund International Fund I
LargeCap Growth
Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 17 $ 14 $ 861
Dividends .................................................................................... 6,652 8,280 60,167
Withholding tax ............................................................................. (773) (758) (321)
Interest ....................................................................................... – – 21
Securities lending - net ......................................................................
1 8 229
Total Income 5,897 7,544 60,957
Expenses:
Management and investment advisory fees ................................................. 3,113 2,562 64,062
Distribution f ees - Class A .................................................................. 185 24 1,126
Distribution f ees - Class C .................................................................. 73 N/A N/A
Distribution f ees - Class J ................................................................... 128 N/A 454
Distribution f ees - R-1 ...................................................................... 5 5 40
Distribution f ees - R-2 ...................................................................... 5 4 28
Distribution f ees - R-3 ...................................................................... 14 6 218
Distribution f ees - R-4 ...................................................................... 3 3 79
Administrative service fees - R-1 ........................................................... 4 4 32
Administrative service fees - R-2 ........................................................... 3 3 19
Administrative service fees - R-3 ........................................................... 4 2 61
Administrative service fees - R-4 ........................................................... 1 1 24
Administrative service fees - R-5 ........................................................... 1 – 29
Registration fees - Class A .................................................................. 15 15 18
Registration fees - Class C .................................................................. 12 N/A N/A
Registration fees - Class J ................................................................... 14 N/A 20
Registration fees - Institutional ............................................................. 14 19 28
Registration fees - R-6 ...................................................................... 13 15 76
Service fees - R-1 ........................................................................... 4 4 28
Service fees - R-2 ........................................................................... 4 3 24
Service fees - R-3 ........................................................................... 14 6 218
Service fees - R-4 ........................................................................... 8 8 197
Service fees - R-5 ........................................................................... 22 4 728
Shareholder meeting expense ............................................................... – – 100
Shareholder reports - Class A ............................................................... 30 3 105
Shareholder reports - Class C ............................................................... 5 N/A N/A
Shareholder reports - Class J ................................................................ 52 N/A 58
Shareholder reports - Institutional .......................................................... 64 33 36
Transfer agent fees - Class A ................................................................ 165 26 585
Transfer agent fees - Class C ................................................................ 26 N/A N/A
Transfer agent fees - Class J ................................................................ 178 N/A 200
Transfer agent fees - Institutional ........................................................... 119 100 2,233
Chief compliance officer expenses .......................................................... – – 10
Custodian fees ............................................................................... 132 29 73
Directors' expenses .......................................................................... 9 8 203
Professional fees ............................................................................ 93 74 31
Other expenses .............................................................................. 8 10 104
Total Gross Expenses 4,540 2,971 71,247
Less: Reimbursement from Manager ....................................................... 162 178 1,714
Less: Reimbursement from Manager - Class A ............................................. 88 19 –
Less: Reimbursement from Manager - Class C ............................................. 16 N/A N/A
Less: Reimbursement from Manager - Class J .............................................. 145 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 143 29 –
Less: Reimbursement from Manager - R-6 ................................................. 16 9 –
Less: Reimbursement from Distributor - Class J ........................................... 26 N/A 91
Total Net Expenses 3,944 2,736 69,442
Net Investment Income (Loss) 1,953 4,808 (8,485)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
55
See accompanying notes.
Amounts in thousands
International
Emerging Markets
Fund International Fund I
LargeCap Growth
Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... (5,732)
(a)
32,020 935,649
Investment transactions in affiliated Funds ................................................. – – 153
Foreign currency transactions ............................................................... (601) (171) –
Futures contracts ............................................................................ – – 17,458
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 27,801 (24,073) 1,770,470
Investments in affiliated Funds .............................................................. – – (123)
Futures contracts ............................................................................ – – (424)
Translation of assets and liabilities in foreign currencies ................................... 19 29 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 21,487 7,805 2,723,183
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 23,440 $ 12,613 $ 2,714,698
(a)
Includes a significant one time gain as a result of a settlement in a litigation proceeding.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
56
See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Fund MidCap Fund MidCap Value Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 509 $ 125 $ 327
Dividends from affiliated securities ......................................................... – 723 –
Dividends .................................................................................... 111,341 163,006 49,538
Withholding tax ............................................................................. – (3,982) (16)
Interest ....................................................................................... 26 – 3
Securities lending - net ......................................................................
87 649 32
Total Income 111,963 160,521 49,884
Expenses:
Management and investment advisory fees ................................................. 8,950 104,065 14,640
Distribution f ees - Class A .................................................................. 678 3,998 60
Distribution f ees - Class C .................................................................. 657 2,012 N/A
Distribution f ees - Class J ................................................................... 1,034 471 204
Distribution f ees - R-1 ...................................................................... 44 330 8
Distribution f ees - R-2 ...................................................................... 53 61 7
Distribution f ees - R-3 ...................................................................... 436 188 29
Distribution f ees - R-4 ...................................................................... 136 74 11
Administrative service fees - R-1 ........................................................... 35 264 6
Administrative service fees - R-2 ........................................................... 35 41 5
Administrative service fees - R-3 ........................................................... 122 53 8
Administrative service fees - R-4 ........................................................... 41 22 3
Administrative service fees - R-5 ........................................................... 27 35 2
Registration fees - Class A .................................................................. 29 34 20
Registration fees - Class C .................................................................. 16 18 N/A
Registration fees - Class J ................................................................... 25 16 15
Registration fees - Institutional ............................................................. 27 244 22
Registration fees - R-6 ...................................................................... N/A 71 28
Service fees - R-1 ........................................................................... 31 236 5
Service fees - R-2 ........................................................................... 44 51 6
Service fees - R-3 ........................................................................... 436 188 29
Service fees - R-4 ........................................................................... 341 184 27
Service fees - R-5 ........................................................................... 667 886 59
Shareholder reports - Class A ............................................................... 51 132 10
Shareholder reports - Class C ............................................................... 6 12 N/A
Shareholder reports - Class J ................................................................ 106 52 48
Shareholder reports - Institutional .......................................................... 20 1,074 64
Shareholder reports - R-6 ................................................................... N/A 553 1
Transfer agent fees - Class A ................................................................ 455 1,667 62
Transfer agent fees - Class C ................................................................ 69 174 N/A
Transfer agent fees - Class J ................................................................ 425 210 188
Transfer agent fees - Institutional ........................................................... 447 10,790 294
Chief compliance officer expenses .......................................................... 6 17 2
Custodian fees ............................................................................... 13 12 31
Directors' expenses .......................................................................... 122 341 35
Professional fees ............................................................................ 27 40 25
Other expenses .............................................................................. 112 172 17
Total Gross Expenses 15,723 128,788 15,971
Less: Reimbursement from Manager ....................................................... – – 452
Less: Reimbursement from Manager - Institutional ........................................ – – 166
Less: Reimbursement from Distributor - Class J ........................................... 207 94 41
Total Net Expenses 15,516 128,694 15,312
Net Investment Income (Loss) 96,447 31,827 34,572
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 365,913 267,129 (26,314)
Investment transactions in affiliated Funds ................................................. – – (31)
Investment transactions in affiliated securities .............................................. – 37 –
Futures contracts ............................................................................ 12,933 – 2,843
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 141,411 705,502 (144,228)
Investments in affiliated Funds .............................................................. – – (14)
Investment in affiliated securities ........................................................... – (28,675) –
Futures contracts ............................................................................ (3,160) – (430)
Net Realized and Unrealized Gain (Loss) on investments and futures 517,097 943,993 (168,174)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 613,544 $ 975,820 $ (133,602)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
57
See accompanying notes.
Amounts in thousands Money Market Fund
Principal Capital
Appreciation Fund
Real Estate Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ – $ 228 $ 556
Dividends .................................................................................... 167 29,472 121,964
Withholding tax ............................................................................. – (122) –
Interest ....................................................................................... 5,867 1 3
Securities lending - net ......................................................................

Total Income 6,034 29,588 122,523
Expenses:
Management and investment advisory fees ................................................. 2,634 8,454 38,244
Distribution f ees - Class A .................................................................. – 2,440 821
Distribution f ees - Class C .................................................................. N/A 368 434
Distribution f ees - Class J ................................................................... 553 N/A 230
Distribution f ees - R-1 ...................................................................... N/A 6 10
Distribution f ees - R-2 ...................................................................... N/A 4 27
Distribution f ees - R-3 ...................................................................... N/A 36 89
Distribution f ees - R-4 ...................................................................... N/A 14 31
Administrative service fees - R-1 ........................................................... N/A 5 8
Administrative service fees - R-2 ........................................................... N/A 3 18
Administrative service fees - R-3 ........................................................... N/A 10 25
Administrative service fees - R-4 ........................................................... N/A 4 9
Administrative service fees - R-5 ........................................................... N/A 3 13
Registration fees - Class A .................................................................. 42 17 27
Registration fees - Class C .................................................................. N/A 11 13
Registration fees - Class J ................................................................... 53 N/A 17
Registration fees - Institutional ............................................................. N/A 36 93
Registration fees - R-6 ...................................................................... N/A N/A 28
Service fees - R-1 ........................................................................... N/A 4 7
Service fees - R-2 ........................................................................... N/A 3 23
Service fees - R-3 ........................................................................... N/A 36 89
Service fees - R-4 ........................................................................... N/A 36 76
Service fees - R-5 ........................................................................... N/A 82 313
Shareholder reports - Class A ............................................................... 34 79 58
Shareholder reports - Class C ............................................................... N/A 5 10
Shareholder reports - Class J ................................................................ 106 N/A 51
Shareholder reports - Institutional .......................................................... N/A 11 331
Shareholder reports - R-6 ................................................................... N/A N/A 42
Transfer agent fees - Class A ................................................................ 285 821 530
Transfer agent fees - Class C ................................................................ N/A 48 71
Transfer agent fees - Class J ................................................................ 283 N/A 208
Transfer agent fees - Institutional ........................................................... N/A 130 2,272
Chief compliance officer expenses .......................................................... 1 2 5
Custodian fees ............................................................................... 14 3 3
Directors' expenses .......................................................................... 16 34 90
Professional fees ............................................................................ 31 23 27
Other expenses .............................................................................. 5 14 39
Total Gross Expenses 4,057 12,742 44,382
Less: Reimbursement from Manager - Class A ............................................. 416 – –
Less: Reimbursement from Manager - Class J .............................................. 445 N/A –
Less: Reimbursement from Manager - Institutional ........................................ N/A 288 273
Less: Reimbursement from Distributor - Class J ........................................... 553 N/A 46
Total Net Expenses 2,643 12,454 44,063
Net Investment Income (Loss) 3,391 17,134 78,460
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ..................................................................... – 94,070 32,428
Foreign currency transactions ............................................................... – (1) –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – 55,892 (940,286)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies – 149,961 (907,858)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,391 $ 167,095 $ (829,398)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
58
See accompanying notes.
Amounts in thousands
Short-Term Income
Fund SmallCap Fund
SmallCap Value Fund
II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 406 $ 80 $ 149
Dividends .................................................................................... – 6,830 15,934
Withholding tax ............................................................................. – (9) (25)
Interest ....................................................................................... 123,551 – 1
Securities lending - net ......................................................................
27 408 287
Total Income 123,984 7,309 16,346
Expenses:
Management and investment advisory fees ................................................. 22,102 4,750 8,425
Distribution f ees - Class A .................................................................. 521 505 17
Distribution f ees - Class C .................................................................. 549 232 N/A
Distribution f ees - Class J ................................................................... 218 262 20
Distribution f ees - R-1 ...................................................................... 3 7 2
Distribution f ees - R-2 ...................................................................... 5 6 3
Distribution f ees - R-3 ...................................................................... 35 20 12
Distribution f ees - R-4 ...................................................................... 4 26 3
Administrative service fees - R-1 ........................................................... 2 5 2
Administrative service fees - R-2 ........................................................... 3 4 2
Administrative service fees - R-3 ........................................................... 10 6 3
Administrative service fees - R-4 ........................................................... 1 8 1
Administrative service fees - R-5 ........................................................... 2 2 1
Registration fees - Class A .................................................................. 43 17 15
Registration fees - Class C .................................................................. 15 12 N/A
Registration fees - Class J ................................................................... 27 15 16
Registration fees - Institutional ............................................................. 65 17 17
Registration fees - R-6 ...................................................................... N/A 13 20
Service fees - R-1 ........................................................................... 2 5 1
Service fees - R-2 ........................................................................... 4 5 2
Service fees - R-3 ........................................................................... 35 20 12
Service fees - R-4 ........................................................................... 11 65 8
Service fees - R-5 ........................................................................... 37 58 41
Shareholder reports - Class A ............................................................... 26 37 3
Shareholder reports - Class C ............................................................... 8 6 N/A
Shareholder reports - Class J ................................................................ 37 51 7
Shareholder reports - Institutional .......................................................... 82 13 47
Shareholder reports - R-6 ................................................................... N/A 4 4
Transfer agent fees - Class A ................................................................ 303 300 25
Transfer agent fees - Class C ................................................................ 58 45 N/A
Transfer agent fees - Class J ................................................................ 107 209 31
Transfer agent fees - Institutional ........................................................... 984 104 104
Chief compliance officer expenses .......................................................... 5 1 1
Custodian fees ............................................................................... 13 4 68
Directors' expenses .......................................................................... 107 14 20
Professional fees ............................................................................ 41 22 27
Other expenses .............................................................................. 39 8 11
Total Gross Expenses 25,504 6,878 8,971
Less: Reimbursement from Manager ....................................................... – – 291
Less: Reimbursement from Manager - Class A ............................................. – – 28
Less: Reimbursement from Manager - Institutional ........................................ 177 24 144
Less: Reimbursement from Manager - R-6 ................................................. N/A 9 –
Less: Reimbursement from Distributor - Class J ........................................... 44 52 4
Total Net Expenses 25,283 6,793 8,504
Net Investment Income (Loss) 98,701 516 7,842
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 51,880 21,563 (67,276)
Investment transactions in affiliated Funds ................................................. – – (94)
Futures contracts ............................................................................ – – 1,821
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 35,432 2,631 (75,627)
Investments in affiliated Funds .............................................................. – – (23)
Futures contracts ............................................................................ – – (93)
Net Realized and Unrealized Gain (Loss) on investments and futures 87,312 24,194 (141,292)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 186,013 $ 24,710 $ (133,450)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
59
See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 278
Interest ................................................................................................................................................. 20,322
Total Income 20,600
Expenses:
Management and investment advisory fees ........................................................................................................... 2,752
Distribution f ees - Class A ............................................................................................................................ 907
Distribution f ees - Class C ............................................................................................................................ 417
Registration fees - Class A ............................................................................................................................ 33
Registration fees - Class C ............................................................................................................................ 17
Registration fees - Institutional ....................................................................................................................... 50
Shareholder reports - Class A ......................................................................................................................... 9
Shareholder reports - Class C ......................................................................................................................... 2
Shareholder reports - Institutional .................................................................................................................... 10
Transfer agent fees - Class A .......................................................................................................................... 183
Transfer agent fees - Class C .......................................................................................................................... 36
Transfer agent fees - Institutional ..................................................................................................................... 165
Chief compliance officer expenses .................................................................................................................... 1
Directors' expenses .................................................................................................................................... 15
Interest expense and fees .............................................................................................................................. 231
Professional fees ...................................................................................................................................... 42
Other expenses ........................................................................................................................................ 11
Total Gross Expenses 4,881
Less: Reimbursement from Manager - Institutional .................................................................................................. 92
Total Net Expenses 4,789
Net Investment Income (Loss) 15,811
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (7,287)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 9
Net Realized and Unrealized Gain (Loss) on investments (7,278)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,533

Statement of Changes in Net Assets
Principal Funds, Inc.
60
See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 14,565 $ 14,246
Net realized gain (loss) on investments ............................................................................................. (7,058) (659)
Net change in unrealized appreciation/depreciation of investments ................................................................
3,227 28,115
Net Increase (Decrease) in Net Assets Resulting from Operations 10,734 41,702
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,303) (12,644)
Total Dividends and Distributions (12,303) (12,644)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
61,399 152,097
Total Increase (Decrease) in Net Assets 59,830 181,155
Net Assets
Beginning of period .................................................................................................................
594,270 413,115
End of period .......................................................................................................................
$ 654,100 $ 594,270
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................... $ 140,163 $ 10,476 $ 101,850
Reinvested .................................................................................. 7,929 451 2,587
Redeemed ...................................................................................
(121,117) (11,270) (69,670)
Net Increase (Decrease) .........................................................................
$ 26,975 $ (343) $ 34,767
Shares:
Sold ....................................................................................... 12,957 964 9,521
Reinvested .................................................................................. 735 42 240
Redeemed ...................................................................................
(11,500) (1,051) (6,646)
Net Increase (Decrease) .........................................................................
2,192 (45) 3,115
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 189,226 $ 14,542 $ 77,493
Reinvested .................................................................................. 8,324 619 2,251
Redeemed ...................................................................................
(80,978) (9,333) (50,047)
Net Increase (Decrease) .........................................................................
$ 116,572 $ 5,828 $ 29,697
Shares:
Sold ....................................................................................... 17,822 1,370 7,350
Reinvested .................................................................................. 789 59 213
Redeemed ...................................................................................
(7,759) (892) (4,843)
Net Increase (Decrease) .........................................................................
10,852 537 2,720
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................... $ (8,566) $ (481) $ (3,256)
Total Dividends and Distributions
$ (8,566) $ (481) $ (3,256)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (8,917) $ (684) $ (3,043)
Total Dividends and Distributions
$ (8,917) $ (684) $ (3,043)

Statement of Changes in Net Assets
Principal Funds, Inc.
61
See accompanying notes.
Amounts in thousands Core Fixed Income Fund
(a)
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 173,555 $ 94,565
Net realized gain (loss) on investments ............................................................................................. 42,017 15,474
Net change in unrealized appreciation/depreciation of investments ................................................................
293,397 208,335
Net Increase (Decrease) in Net Assets Resulting from Operations 508,969 318,374
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (209,289) (108,747)
Total Dividends and Distributions (209,289) (108,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,571,479 3,569,212
Total Increase (Decrease) in Net Assets 2,871,159 3,778,839
Net Assets
Beginning of period .................................................................................................................
6,690,839 2,912,000
End of period .......................................................................................................................
$ 9,561,998 $ 6,690,839
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 161,792 $ 18,170 $ 67,061 $ 358,926 $ 2,359 $ 615 $ 6,293 $ 8,648 $ 13,619 $ 4,003,654
Reinvested .............. 6,309 683 2,558 13,694 249 26 457 298 842 183,374
Redeemed ...............
(102,972) (16,338) (38,964) (239,830) (5,374) (1,155) (12,551) (13,887) (13,142) (1,833,935)
Net Increase (Decrease) .....
$ 65,129 $ 2,515 $ 30,655 $ 132,790 $ (2,766) $ (514) $ (5,801) $ (4,941) $ 1,319 $ 2,353,093
Shares:
Sold ................... 16,193 1,796 6,682 35,833 237 61 625 871 1,356 400,671
Reinvested .............. 628 68 255 1,362 25 3 45 29 84 18,289
Redeemed ...............
(10,367) (1,626) (3,940) (24,070) (540) (115) (1,250) (1,399) (1,319) (184,581)
Net Increase (Decrease) .....
6,454 238 2,997 13,125 (278) (51) (580) (499) 121 234,379
Year Ended October 31, 2019
Dollars:
Sold ................... $ 93,159 $ 11,354 $ 20,764 $ 207,822 $ 1,674 $ 409 $ 5,576 $ 6,240 $ 8,507 $ 3,727,916
Reinvested .............. 6,907 1,029 2,758 14,504 383 37 758 560 1,064 79,858
Redeemed ...............
(80,588) (18,299) (16,483) (145,411) (4,252) (523) (11,125) (10,178) (9,844) (325,364)
Net Increase (Decrease) .....
$ 19,478 $ (5,916) $ 7,039 $ 76,915 $ (2,195) $ (77) $ (4,791) $ (3,378) $ (273) $ 3,482,410
Shares:
Sold ................... 9,836 1,198 2,177 21,885 173 44 582 654 892 382,572
Reinvested .............. 726 108 290 1,520 40 4 79 59 111 8,353
Redeemed ...............
(8,518) (1,930) (1,734) (15,353) (448) (55) (1,157) (1,067) (1,035) (34,240)
Net Increase (Decrease) .....
2,044 (624) 733 8,052 (235) (7) (496) (354) (32) 356,685
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
Total Dividends and
Distributions
$ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
Total Dividends and
Distributions
$ (7,149) $ (1,065) $ (2,783) $ (14,998) $ (384) $ (56) $ (758) $ (560) $ (1,064) $ (79,930)
(a)
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.
62
See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 14,464 $ 95,946
Net realized gain (loss) on investments, futures and swap agreements ............................................................. 52,007 57,716
Net change in unrealized appreciation/depreciation of investments, foreign currencies and futures ...............................
(30,079) 169,531
Net Increase (Decrease) in Net Assets Resulting from Operations 36,392 323,193
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,528) (99,460)
Total Dividends and Distributions (19,528) (99,460)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(815,068) (1,985,244)
Total Increase (Decrease) in Net Assets (798,204) (1,761,511)
Net Assets
Beginning of period .................................................................................................................
1,459,911 3,221,422
End of period .......................................................................................................................
$ 661,707 $ 1,459,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .............................. $ 21,807 N/A $ 34,698 $ 152,790 $ 2,106 $ 2,771 $ 8,088 $ 3,942 $ 15,292
Reinvested ......................... 2,658 N/A 4,233 9,036 113 112 509 294 1,348
Redeemed ..........................
(16,564) N/A (26,971) (1,004,138) (2,908) (2,234) (6,682) (7,678) (7,690)
Net Increase (Decrease) ................
$ 7,901 N/A $ 11,960 $ (842,312) $ (689) $ 649 $ 1,915 $ (3,442) $ 8,950
Shares:
Sold .............................. 1,911 N/A 3,018 13,400 186 246 713 343 1,358
Reinvested ......................... 235 N/A 372 799 10 10 45 26 120
Redeemed ..........................
(1,460) N/A (2,366) (90,527) (258) (200) (597) (671) (684)
Net Increase (Decrease) ................
686 N/A 1,024 (76,328) (62) 56 161 (302) 794
Year Ended October 31, 2019
(a)
Dollars:
Sold .............................. $ 15,438 $ 216 $ 7,879 $ 156,029 $ 1,159 $ 786 $ 5,945 $ 3,244 $ 9,099
Reinvested ......................... 2,331 25 3,787 89,891 110 102 457 308 1,220
Redeemed ..........................
(13,040) (6,814) (15,387) (2,217,950) (1,149) (1,095) (6,015) (3,427) (18,393)
Net Increase (Decrease) ................
$ 4,729 $ (6,573) $ (3,721) $ (1,972,030) $ 120 $ (207) $ 387 $ 125 $ (8,074)
Shares:
Sold .............................. 1,446 21 721 14,513 108 74 550 296 851
Reinvested ......................... 216 2 348 8,351 10 9 43 28 114
Redeemed ..........................
(1,210) (651) (1,419) (201,587) (106) (103) (558) (316) (1,730)
Net Increase (Decrease) ................
452 (628) (350) (178,723) 12 (20) 35 8 (765)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments ................... $ (2,745) N/A $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
Total Dividends and Distributions
$ (2,745) N/A $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments ................... $ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
Total Dividends and Distributions
$ (2,427) $ (30) $ (3,817) $ (90,987) $ (110) $ (103) $ (457) $ (308) $ (1,221)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
63
See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 163,848 $ 231,267
Net realized gain (loss) on investments and foreign currencies .................................................................... 68,444 (345,465)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
320,001 1,147,080
Net Increase (Decrease) in Net Assets Resulting from Operations 552,293 1,032,882
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (280,076) (700,745)
Total Dividends and Distributions (280,076) (700,745)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,071,622) 766,391
Total Increase (Decrease) in Net Assets (799,405) 1,098,528
Net Assets
Beginning of period .................................................................................................................
11,991,886 10,893,358
End of period .......................................................................................................................
$ 11,192,481 $ 11,991,886
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold .................. $ 14,280 $ 877 $ 6,357 $ 94,406 $ 422 $ 424 $ 2,313 $ 1,519 $ 6,179 $ 2,303,812
Issued in acquisitions ...... 6,070 – – 8,828 – – – – – 58,945
Reinvested ............. 3,543 110 3,024 8,086 45 45 209 336 851 263,346
Redeemed ..............
(33,895) (2,705) (20,465) (79,192) (1,247) (1,970) (3,962) (8,192) (16,780) (3,687,241)
Net Increase (Decrease) ....
$ (10,002) $ (1,718) $ (11,084) $ 32,128 $ (780) $ (1,501) $ (1,440) $ (6,337) $ (9,750) $ (1,061,138)
Shares:
Sold .................. 1,192 73 536 8,163 35 36 193 126 524 184,053
Issued in acquisitions ...... 469 – – 689 – – – – – 5,040
Reinvested ............. 275 8 237 631 4 3 16 26 65 20,574
Redeemed ..............
(2,808) (225) (1,717) (6,573) (103) (165) (335) (687) (1,371) (287,964)
Net Increase (Decrease) ....
(872) (144) (944) 2,910 (64) (126) (126) (535) (782) (78,297)
Year Ended October 31, 2019
(a)
Dollars:
Sold .................. $ 14,192 $ 1,949 $ 4,207 $ 622,838 $ 561 $ 608 $ 1,819 $ 2,114 $ 8,089 $ 11,340,963
Reinvested ............. 11,298 719 9,369 672,196 221 209 858 1,638 2,757 –
Redeemed ..............
(31,105) (6,969) (19,839) (11,009,407) (1,224) (1,395) (6,032) (13,847) (17,222) (823,174)
Net Increase (Decrease) ....
$ (5,615) $ (4,301) $ (6,263) $ (9,714,3 73) $ (442) $ (578) $ (3,355) $ (10,095) $ (6,376) $ 10,517,789
Shares:
Sold .................. 1,210 169 355 54,526 47 52 154 177 673 964,200
Reinvested ............. 1,040 67 873 62,212 20 19 79 149 252 –
Redeemed ..............
(2,607) (597) (1,683) (938,936) (102) (119) (506) (1,196) (1,469) (68,454)
Net Increase (Decrease) ....
(357) (361) (455) (822,198) (35) (48) (273) (870) (544) 895,746
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
Total Dividends and
Distributions
$ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
Year Ended October 31, 2019
(a)
From net investment income and
net realized gain on investments $ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
Total Dividends and
Distributions
$ (12,672) $ (749) $ (9,375) $ (672,250) $ (221) $ (225) $ (858) $ (1,638) $ (2,757) $ –
(a)
Period from March 1, 2019, date operations commenced, through October 31, 2019 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
64
See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 158,440 $ 151,977
Net realized gain (loss) on investments ............................................................................................. (67,602) 254,175
Net change in unrealized appreciation/depreciation of investments ................................................................
(363,399) 640,718
Net Increase (Decrease) in Net Assets Resulting from Operations (272,561) 1,046,870
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (378,654) (481,052)
Total Dividends and Distributions (378,654) (481,052)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
593,142 277,839
Total Increase (Decrease) in Net Assets (58,073) 843,657
Net Assets
Beginning of period .................................................................................................................
7,849,063 7,005,406
End of period .......................................................................................................................
$ 7,790,990 $ 7,849,063
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 132,488 $ 29,428 $ 6,033 $ 1,609,791 $ 298 $ 816 $ 5,751 $ 6,250 $ 12,641
Reinvested ........................ 50,596 5,532 3,075 302,208 104 107 1,248 1,381 6,969
Redeemed .........................
(232,782) (55,098) (12,265) (1,216,675) (517) (1,885) (11,938) (13,199) (37,215)
Net Increase (Decrease) ...............
$ (49,698) $ (20,138) $ (3,157) $ 695,324 $ (115) $ (962) $ (4,939) $ (5,568) $ (17,605)
Shares:
Sold ............................. 4,276 954 199 52,417 10 27 199 212 419
Reinvested ........................ 1,596 177 97 9,604 3 3 39 44 220
Redeemed .........................
(7,742) (1,895) (402) (40,324) (17) (63) (395) (413) (1,194)
Net Increase (Decrease) ...............
(1,870) (764) (106) 21,697 (4) (33) (157) (157) (555)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 157,129 $ 37,611 $ 5,648 $ 817,088 $ 481 $ 697 $ 5,960 $ 7,574 $ 53,400
Reinvested ........................ 69,467 9,799 4,115 379,041 178 189 2,497 2,212 8,355
Redeemed .........................
(210,728) (80,215) (7,355) (920,701) (1,042) (2,675) (19,962) (9,613) (31,311)
Net Increase (Decrease) ...............
$ 15,868 $ (32,805) $ 2,408 $ 275,428 $ (383) $ (1,789) $ (11,505) $ 173 $ 30,444
Shares:
Sold ............................. 5,161 1,258 181 25,953 16 24 192 239 1,751
Reinvested ........................ 2,437 358 144 13,224 6 6 88 78 291
Redeemed .........................
(6,807) (2,752) (237) (29,727) (33) (85) (654) (308) (1,022)
Net Increase (Decrease) ...............
791 (1,136) 88 9,450 (11) (55) (374) 9 1,020
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
Total Dividends and Distributions
$ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)
Total Dividends and Distributions
$ (71,489) $ (10,385) $ (4,122) $ (381,490) $ (178) $ (311) $ (2,510) $ (2,212) $ (8,355)

Statement of Changes in Net Assets
Principal Funds, Inc.
65
See accompanying notes.
Amounts in thousands
Finisterre Unconstrained Emerging
Markets Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,763 $ 5,376
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ 2,777 3,187
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(7,773) 5,650
Net Increase (Decrease) in Net Assets Resulting from Operations 3,767 14,213
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (13,109) (4,681)
Total Dividends and Distributions (13,109) (4,681)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(3,917) 203,881
Total Increase (Decrease) in Net Assets (13,259) 213,413
Net Assets
Beginning of period .................................................................................................................
243,207 29,794
End of period .......................................................................................................................
$ 229,948 $ 243,207
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 3,029 $ 174,641
Reinvested ............................................................................................ 117 12,983
Redeemed .............................................................................................
(1,362) (193,325)
Net Increase (Decrease) ...................................................................................
$ 1,784 $ (5,701)
Shares:
Sold ................................................................................................. 294 17,149
Reinvested ............................................................................................ 11 1,257
Redeemed .............................................................................................
(134) (19,262)
Net Increase (Decrease) ...................................................................................
171 (856)
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 422 $ 220,336
Reinvested ............................................................................................ 67 4,608
Redeemed .............................................................................................
(426) (21,126)
Net Increase (Decrease) ...................................................................................
$ 63 $ 203,818
Shares:
Sold ................................................................................................. 41 21,671
Reinvested ............................................................................................ 7 452
Redeemed .............................................................................................
(43) (2,023)
Net Increase (Decrease) ...................................................................................
5 20,100
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (117) $ (12,992)
Total Dividends and Distributions
$ (117) $ (12,992)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (67) $ (4,614)
Total Dividends and Distributions
$ (67) $ (4,614)

Statement of Changes in Net Assets
Principal Funds, Inc.
66
See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 301,100 $ 397,589
Net realized gain (loss) on investments, foreign currencies , futures and swap agreements ........................................ (429,101) (224,280)
Net change in unrealized appreciation/depreciation of investments, foreign currencies, futures, swap agreements and translation of assets & liabilities in foreign currencies .......................................................................
(319,233) 487,905
Net Increase (Decrease) in Net Assets Resulting from Operations (447,234) 661,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (287,779) (376,884)
From tax return of capital ...........................................................................................................
(17,238) –
Total Dividends and Distributions (305,017) (376,884)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(2,088,046) (974,597)
Total Increase (Decrease) in Net Assets (2,840,297) (690,267)
Net Assets
Beginning of period .................................................................................................................
7,734,979 8,425,246
End of period .......................................................................................................................
$ 4,894,682 $ 7,734,979
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ......................................................................... $ 375,128 $ 48,195 $ 778,615 $ 76,106
Reinvested .................................................................... 54,192 39,105 164,794 10,926
Redeemed .....................................................................
(483,567) (539,679) (2,430,769) (181,092)
Net Increase (Decrease) ...........................................................
$ (54,247) $ (452,379) $ (1,487,360) $ (94,060)
Shares:
Sold ......................................................................... 29,803 3,709 60,702 6,120
Reinvested .................................................................... 4,273 3,101 13,049 870
Redeemed .....................................................................
(38,548) (43,464) (200,071) (14,636)
Net Increase (Decrease) ...........................................................
(4,472) (36,654) (126,320) (7,646)
Year Ended October 31, 2019
Dollars:
Sold ......................................................................... $ 304,866 $ 85,853 $ 1,081,942 $ 47,089
Reinvested .................................................................... 61,795 54,922 203,543 11,387
Redeemed .....................................................................
(469,821) (557,820) (1,770,885) (27,468)
Net Increase (Decrease) ...........................................................
$ (103,160) $ (417,045) $ (485,400) $ 31,008
Shares:
Sold ......................................................................... 22,567 6,435 80,759 3,483
Reinvested .................................................................... 4,614 4,134 15,263 854
Redeemed .....................................................................
(35,156) (41,889) (133,676) (2,063)
Net Increase (Decrease) ...........................................................
(7,975) (31,320) (37,654) 2,274
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ............................. $ (56,623) $ (41,948) $ (178,907) $ (10,301)
From tax return of capital .......................................................... (3,493) (2,464) (10,654) (627)
Total Dividends and Distributions
$ (60,116) $ (44,412) $ (189,561) $ (10,928)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ............................. $ (66,763) $ (63,565) $ (235,169) $ (11,387)
Total Dividends and Distributions
$ (66,763) $ (63,565) $ (235,169) $ (11,387)

Statement of Changes in Net Assets
Principal Funds, Inc.
67
See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 55,914 $ 58,898
Net realized gain (loss) on investments and foreign currencies .................................................................... (73,113) 148,874
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(560,487) 500,880
Net Increase (Decrease) in Net Assets Resulting from Operations (577,686) 708,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (146,898) (152,547)
Total Dividends and Distributions (146,898) (152,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(37,314) (105,654)
Total Increase (Decrease) in Net Assets (761,898) 450,451
Net Assets
Beginning of period .................................................................................................................
3,494,920 3,044,469
End of period .......................................................................................................................
$ 2,733,022 $ 3,494,920
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 53,568 $ 5,164 $ 828,628 $ 160 $ 973 $ 231 $ 331,817
Reinvested ........................................... 4,904 1,345 78,991 16 27 7 51,204
Redeemed ............................................
(72,530) (11,074) (1,076,001) (99) (316) (131) (234,198)
Net Increase (Decrease) ..................................
$ (14,058) $ (4,565) $ (168,382) $ 77 $ 684 $ 107 $ 148,823
Shares:
Sold ................................................ 6,464 602 91,914 18 95 24 37,131
Reinvested ........................................... 517 147 7,743 2 3 – 5,024
Redeemed ............................................
(8,778) (1,384) (117,999) (11) (34) (15) (25,982)
Net Increase (Decrease) ..................................
(1,797) (635) (18,342) 9 64 9 16,173
Year Ended October 31, 2019
Dollars:
Sold ................................................ $ 40,680 $ 5,175 $ 1,056,660 $ 113 $ 2 $ 152 $ 380,817
Reinvested ........................................... 4,145 1,206 96,027 15 2 3 39,428
Redeemed ............................................
(39,516) (9,131) (1,510,575) (160) (32) (19) (170,646)
Net Increase (Decrease) ..................................
$ 5,309 $ (2,750) $ (357,888) $ (32) $ (28) $ 136 $ 249,599
Shares:
Sold ................................................ 4,332 575 106,131 11 – 15 37,356
Reinvested ........................................... 466 142 10,052 1 – – 4,093
Redeemed ............................................
(4,281) (1,022) (149,149) (16) (3) (2) (16,937)
Net Increase (Decrease) ..................................
517 (305) (32,966) (4) (3) 13 24,512
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)
Total Dividends and Distributions
$ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)
Year Ended October 31, 2019
From net investment income and net realized gain on investments .... $ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)
Total Dividends and Distributions
$ (4,796) $ (1,255) $ (106,479) $ (15) $ (2) $ (3) $ (39,997)

Statement of Changes in Net Assets
Principal Funds, Inc.
68
See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 27,010 $ 33,116
Net realized gain (loss) on investments and futures ................................................................................ 5,917 (2,145)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
16,550 93,287
Net Increase (Decrease) in Net Assets Resulting from Operations 49,477 124,258
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (38,034) (40,696)
Total Dividends and Distributions (38,034) (40,696)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(132,092) 107,367
Total Increase (Decrease) in Net Assets (120,649) 190,929
Net Assets
Beginning of period .................................................................................................................
1,662,228 1,471,299
End of period .......................................................................................................................
$ 1,541,579 $ 1,662,228
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 67,300 $ 11,609 $ 35,149 $ 249,945 $ 3,315 $ 841 $ 5,058 $ 4,236 $ 7,869
Reinvested ........................ 5,026 400 2,344 27,346 54 38 208 170 519
Redeemed .........................
(44,339) (13,742) (28,575) (439,178) (1,662) (3,321) (7,944) (7,874) (6,884)
Net Increase (Decrease) ...............
$ 27,987 $ (1,733) $ 8,918 $ (161,887) $ 1,707 $ (2,442) $ (2,678) $ (3,468) $ 1,504
Shares:
Sold ............................. 6,371 1,099 3,316 23,605 313 80 478 401 742
Reinvested ........................ 475 38 221 2,582 5 4 20 16 49
Redeemed .........................
(4,196) (1,300) (2,699) (41,401) (157) (314) (748) (744) (650)
Net Increase (Decrease) ...............
2,650 (163) 838 (15,214) 161 (230) (250) (327) 141
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 35,697 $ 5,249 $ 16,664 $ 315,411 $ 1,101 $ 2,297 $ 3,634 $ 3,851 $ 6,353
Reinvested ........................ 5,467 555 2,540 29,372 55 52 247 250 583
Redeemed .........................
(47,626) (11,960) (17,467) (226,835) (392) (2,684) (3,807) (4,958) (6,282)
Net Increase (Decrease) ...............
$ (6,462) $ (6,156) $ 1,737 $ 117,948 $ 764 $ (335) $ 74 $ (857) $ 654
Shares:
Sold ............................. 3,449 508 1,612 30,337 106 224 349 374 615
Reinvested ........................ 530 54 246 2,843 5 5 24 24 56
Redeemed .........................
(4,651) (1,168) (1,695) (22,150) (38) (262) (369) (482) (607)
Net Increase (Decrease) ...............
(672) (606) 163 11,030 73 (33) 4 (84) 64
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
Total Dividends and Distributions
$ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)
Total Dividends and Distributions
$ (5,691) $ (571) $ (2,558) $ (30,647) $ (55) $ (92) $ (247) $ (251) $ (584)

Statement of Changes in Net Assets
Principal Funds, Inc.
69
See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 177,822 $ 218,616
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. (148,708) (70,028)
Net change in unrealized appreciation/depreciation of investments , foreign currencies and swap agreements ....................
33,905 24,991
Net Increase (Decrease) in Net Assets Resulting from Operations 63,019 173,579
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (181,729) (222,304)
Total Dividends and Distributions (181,729) (222,304)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
26,076 (595,025)
Total Increase (Decrease) in Net Assets (92,634) (643,750)
Net Assets
Beginning of period .................................................................................................................
3,117,810 3,761,560
End of period .......................................................................................................................
$ 3,025,176 $ 3,117,810
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 903 $ 538,486
Reinvested ............................................................................................ 292 181,406
Redeemed .............................................................................................
(1,676) (693,335)
Net Increase (Decrease) ...................................................................................
$ (481) $ 26,557
Shares:
Sold ................................................................................................. 97 59,142
Reinvested ............................................................................................ 33 20,344
Redeemed .............................................................................................
(190) (78,457)
Net Increase (Decrease) ...................................................................................
(60) 1,029
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 2,222 $ 560,959
Reinvested ............................................................................................ 356 221,903
Redeemed .............................................................................................
(3,311) (1,377,154)
Net Increase (Decrease) ...................................................................................
$ (733) $ (594,292)
Shares:
Sold ................................................................................................. 236 59,785
Reinvested ............................................................................................ 38 23,684
Redeemed .............................................................................................
(353) (146,151)
Net Increase (Decrease) ...................................................................................
(79) (62,682)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (294) $ (181,435)
Total Dividends and Distributions
$ (294) $ (181,435)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (357) $ (221,947)
Total Dividends and Distributions
$ (357) $ (221,947)

Statement of Changes in Net Assets
Principal Funds, Inc.
70
See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 157,764 $ 160,296
Net realized gain (loss) on investments and swap agreements ...................................................................... (137,490) (30,169)
Net change in unrealized appreciation/depreciation of investments and swap agreements ........................................
87,706 52,530
Net Increase (Decrease) in Net Assets Resulting from Operations 107,980 182,657
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (160,775) (166,734)
Total Dividends and Distributions (160,775) (166,734)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
64,905 (48,201)
Total Increase (Decrease) in Net Assets 12,110 (32,278)
Net Assets
Beginning of period .................................................................................................................
2,970,982 3,003,260
End of period .......................................................................................................................
$ 2,983,092 $ 2,970,982
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................................................................. $ 218,555 $ 8,714 $ 843,418 $ 630,266
Reinvested ........................................................................ 26,450 6,216 73,826 22,078
Redeemed .........................................................................
(331,771) (62,888) (1,003,378) (366,581)
Net Increase (Decrease) ...............................................................
$ (86,766) $ (47,958) $ (86,134) $ 285,763
Shares:
Sold ............................................................................. 31,514 1,240 124,745 93,716
Reinvested ........................................................................ 3,822 887 10,741 3,215
Redeemed .........................................................................
(48,099) (9,061) (148,088) (54,315)
Net Increase (Decrease) ...............................................................
(12,763) (6,934) (12,602) 42,616
Year Ended October 31, 2019
Dollars:
Sold ............................................................................. $ 344,816 $ 12,690 $ 424,994 $ 399,956
Reinvested ........................................................................ 35,086 9,560 85,600 27,336
Redeemed .........................................................................
(380,083) (111,710) (705,242) (191,204)
Net Increase (Decrease) ...............................................................
$ (181) $ (89,460) $ (194,648) $ 236,088
Shares:
Sold ............................................................................. 48,678 1,775 60,432 56,720
Reinvested ........................................................................ 4,944 1,336 12,157 3,884
Redeemed .........................................................................
(53,333) (15,638) (100,512) (26,999)
Net Increase (Decrease) ...............................................................
289 (12,527) (27,923) 33,605
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................................. $ (28,329) $ (6,476) $ (78,321) $ (47,649)
Total Dividends and Distributions
$ (28,329) $ (6,476) $ (78,321) $ (47,649)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ................................. $ (37,374) $ (10,104) $ (90,552) $ (28,704)
Total Dividends and Distributions
$ (37,374) $ (10,104) $ (90,552) $ (28,704)

Statement of Changes in Net Assets
Principal Funds, Inc.
71
See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 18,797 $ 29,194
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 49,637 (12,731)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
70,114 109,682
Net Increase (Decrease) in Net Assets Resulting from Operations 138,548 126,145
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (18,773) (67,442)
Total Dividends and Distributions (18,773) (67,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(81,541) 115,716
Total Increase (Decrease) in Net Assets 38,234 174,419
Net Assets
Beginning of period .................................................................................................................
1,749,242 1,574,823
End of period .......................................................................................................................
$ 1,787,476 $ 1,749,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 8,128 N/A $ 6,302 $ 326,725 $ 597 $ 88 $ 3,719 $ 2,004 $ 2,452
Reinvested ........................ 94 N/A 55 18,517 7 2 52 13 30
Redeemed .........................
(3,627) N/A (3,190) (437,807) (277) (297) (2,629) (1,678) (821)
Net Increase (Decrease) ...............
$ 4,595 N/A $ 3,167 $ (92,565) $ 327 $ (207) $ 1,142 $ 339 $ 1,661
Shares:
Sold ............................. 917 N/A 734 35,742 72 10 429 232 277
Reinvested ........................ 11 N/A 6 2,087 1 – 6 1 4
Redeemed .........................
(417) N/A (379) (49,337) (33) (35) (306) (194) (93)
Net Increase (Decrease) ...............
511 N/A 361 (11,508) 40 (25) 129 39 188
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,834 $ 5 $ 1,155 $ 330,302 $ 154 $ 145 $ 1,904 $ 768 $ 1,021
Reinvested ........................ 394 79 241 66,202 39 10 256 61 142
Redeemed .........................
(4,499) (2,994) (1,624) (276,018) (205) (190) (2,324) (1,136) (2,006)
Net Increase (Decrease) ...............
$ (271) $ (2,910) $ (228) $ 120,486 $ (12) $ (35) $ (164) $ (307) $ (843)
Shares:
Sold ............................. 474 1 143 38,815 20 18 235 95 124
Reinvested ........................ 49 10 31 8,006 5 1 32 7 18
Redeemed .........................
(547) (394) (203) (32,674) (26) (23) (287) (139) (244)
Net Increase (Decrease) ...............
(24) (383) (29) 14,147 (1) (4) (20) (37) (102)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (95) N/A $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
Total Dividends and Distributions
$ (95) N/A $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
Total Dividends and Distributions
$ (401) $ (81) $ (241) $ (66,202) $ (39) $ (19) $ (256) $ (61) $ (142)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
72
See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,953 $ 8,404
Net realized gain (loss) on investments and foreign currencies .................................................................... (6,333) 7,624
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
27,820 26,023
Net Increase (Decrease) in Net Assets Resulting from Operations 23,440 42,051
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,892) (23,854)
Total Dividends and Distributions (9,892) (23,854)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(72,717) (451,186)
Total Increase (Decrease) in Net Assets (59,169) (432,989)
Net Assets
Beginning of period .................................................................................................................
318,793 751,782
End of period .......................................................................................................................
$ 259,624 $ 318,793
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 5,604 $ 552 $ 7,156 $ 21,846 $ 340 $ 446 $ 1,121 $ 855 $ 1,682 $ 1,296
Reinvested .............. 2,224 165 2,862 3,664 41 46 171 105 324 259
Redeemed ...............
(13,744) (2,218) (15,789) (74,165) (994) (809) (1,957) (2,414) (4,949) (6,437)
Net Increase (Decrease) .....
$ (5,916) $ (1,501) $ (5,771) $ (48,655) $ (613) $ (317) $ (665) $ (1,454) $ (2,943) $ (4,882)
Shares:
Sold ................... 228 23 305 936 14 18 46 36 70 52
Reinvested .............. 84 7 113 141 2 2 7 4 12 10
Redeemed ...............
(560) (99) (669) (3,210) (41) (33) (84) (100) (203) (263)
Net Increase (Decrease) .....
(248) (69) (251) (2,133) (25) (13) (31) (60) (121) (201)
Year Ended October 31, 2019
Dollars:
Sold ................... $ 7,738 $ 925 $ 3,416 $ 56,665 $ 361 $ 407 $ 1,320 $ 659 $ 2,817 $ 28,072
Reinvested .............. 2,192 240 2,793 3,215 49 42 160 179 406 14,553
Redeemed ...............
(15,448) (4,223) (13,914) (51,320) (594) (781) (2,449) (3,650) (6,307) (478,709)
Net Increase (Decrease) .....
$ (5,518) $ (3,058) $ (7,705) $ 8,560 $ (184) $ (332) $ (969) $ (2,812) $ (3,084) $ (436,084)
Shares:
Sold ................... 320 40 144 2,301 15 17 56 28 116 1,166
Reinvested .............. 96 11 127 142 2 2 7 8 18 644
Redeemed ...............
(633) (184) (593) (2,115) (24) (33) (101) (152) (263) (19,855)
Net Increase (Decrease) .....
(217) (133) (322) 328 (7) (14) (38) (116) (129) (18,045)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Total Dividends and
Distributions
$ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)
Total Dividends and
Distributions
$ (2,210) $ (241) $ (2,795) $ (3,216) $ (49) $ (45) $ (160) $ (179) $ (406) $ (14,553)

Statement of Changes in Net Assets
Principal Funds, Inc.
73
See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,808 $ 8,728
Net realized gain (loss) on investments and foreign currencies .................................................................... 31,849 (13,882)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(24,044) 50,821
Net Increase (Decrease) in Net Assets Resulting from Operations 12,613 45,667
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,892) (25,275)
Total Dividends and Distributions (8,892) (25,275)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(63,543) (50,175)
Total Increase (Decrease) in Net Assets (59,822) (29,783)
Net Assets
Beginning of period .................................................................................................................
352,165 381,948
End of period .......................................................................................................................
$ 292,343 $ 352,165
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 1,925 $ 20,468 $ 235 $ 302 $ 438 $ 378 $ 214 $ 6,417
Reinvested .................................. 225 2,937 27 26 58 68 41 5,506
Redeemed ...................................
(2,827) (38,298) (775) (995) (1,271) (651) (715) (57,276)
Net Increase (Decrease) .........................
$ (677) $ (14,893) $ (513) $ (667) $ (775) $ (205) $ (460) $ (45,353)
Shares:
Sold ....................................... 131 1,427 15 20 29 26 14 433
Reinvested .................................. 15 188 2 1 4 5 3 353
Redeemed ...................................
(206) (2,683) (54) (67) (85) (46) (49) (3,806)
Net Increase (Decrease) .........................
(60) (1,068) (37) (46) (52) (15) (32) (3,020)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 3,931 $ 41,822 $ 242 $ 256 $ 746 $ 811 $ 586 $ 7,295
Reinvested .................................. 520 8,362 127 85 261 341 207 15,348
Redeemed ...................................
(2,687) (83,062) (802) (603) (2,274) (3,045) (2,087) (36,555)
Net Increase (Decrease) .........................
$ 1,764 $ (32,878) $ (433) $ (262) $ (1,267) $ (1,893) $ (1,294) $ (13,912)
Shares:
Sold ....................................... 292 3,043 17 19 54 59 44 537
Reinvested .................................. 43 687 10 7 21 28 17 1,261
Redeemed ...................................
(198) (6,014) (57) (44) (165) (221) (148) (2,676)
Net Increase (Decrease) .........................
137 (2,284) (30) (18) (90) (134) (87) (878)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Total Dividends and Distributions
$ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)
Total Dividends and Distributions
$ (520) $ (8,362) $ (127) $ (109) $ (261) $ (341) $ (207) $ (15,348)

Statement of Changes in Net Assets
Principal Funds, Inc.
74
See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ (8,485) $ 15,811
Net realized gain (loss) on investments and futures ................................................................................ 953,260 822,657
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
1,769,923 585,569
Net Increase (Decrease) in Net Assets Resulting from Operations 2,714,698 1,424,037
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (787,672) (916,938)
Total Dividends and Distributions (787,672) (916,938)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(623,151) 1,128,342
Total Increase (Decrease) in Net Assets 1,303,875 1,635,441
Net Assets
Beginning of period .................................................................................................................
9,889,962 8,254,521
End of period .......................................................................................................................
$ 11,193,837 $ 9,889,962
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 39,060 $ 56,815 $ 540,487 $ 1,822 $ 2,260 $ 15,812 $ 21,488 $ 27,889 $ 736,442
Reinvested ........................ 33,485 26,828 186,014 986 797 7,399 6,553 23,037 500,741
Redeemed .........................
(75,568) (72,976) (922,248) (4,194) (3,648) (32,261) (37,844) (95,667) (1,606,660)
Net Increase (Decrease) ...............
$ (3,023) $ 10,667 $ (195,747) $ (1,386) $ (591) $ (9,050) $ (9,803) $ (44,741) $ (369,477)
Shares:
Sold ............................. 2,381 4,210 33,023 129 164 1,037 1,406 1,694 45,189
Reinvested ........................ 2,184 2,136 11,655 75 62 524 451 1,514 31,392
Redeemed .........................
(4,663) (5,501) (53,905) (289) (266) (2,186) (2,512) (5,927) (91,600)
Net Increase (Decrease) ...............
(98) 845 (9,227) (85) (40) (625) (655) (2,719) (15,019)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 14,572 $ 22,049 $ 262,656 $ 854 $ 964 $ 10,127 $ 16,158 $ 21,285 $ 869,811
Issued in acquisitions ................. 362,716 76,387 28,609 3,326 1,160 4,882 4,327 38,092 N/A
Reinvested ........................ 4,354 23,966 238,645 1,023 962 11,543 9,233 31,612 594,475
Redeemed .........................
(15,636) (37,609) (473,114) (2,555) (2,442) (43,263) (31,236) (92,783) (826,808)
Net Increase (Decrease) ...............
$ 366,006 $ 84,793 $ 56,796 $ 2,648 $ 644 $ (16,711) $ (1,518) $ (1,794) $ 637,478
Shares:
Sold ............................. 1,018 1,814 17,484 68 78 747 1,171 1,454 55,700
Issued in acquisitions ................. 23,687 5,985 1,800 251 90 343 297 2,503 N/A
Reinvested ........................ 352 2,330 18,634 95 92 1,005 786 2,576 46,428
Redeemed .........................
(1,065) (3,087) (31,975) (209) (195) (3,162) (2,213) (6,456) (55,038)
Net Increase (Decrease) ...............
23,992 7,042 5,943 205 65 (1,067) 41 77 47,090
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Total Dividends and Distributions
$ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)
Total Dividends and Distributions
$ (4,468) $ (23,976) $ (239,570) $ (1,023) $ (1,037) $ (11,544) $ (9,233) $ (31,612) $ (594,475)

Statement of Changes in Net Assets
Principal Funds, Inc.
75
See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 96,447 $ 109,975
Net realized gain (loss) on investments and futures ................................................................................ 378,846 138,078
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
138,251 515,621
Net Increase (Decrease) in Net Assets Resulting from Operations 613,544 763,674
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (229,065) (352,547)
Total Dividends and Distributions (229,065) (352,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(629,405) 84,722
Total Increase (Decrease) in Net Assets (244,926) 495,849
Net Assets
Beginning of period .................................................................................................................
6,022,131 5,526,282
End of period .......................................................................................................................
$ 5,777,205 $ 6,022,131
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 82,481 $ 8,722 $ 77,097 $ 740,678 $ 2,801 $ 3,277 $ 26,851 $ 43,102 $ 38,898
Reinvested ........................ 15,854 1,969 26,250 161,813 383 588 6,024 5,151 10,697
Redeemed .........................
(92,273) (18,381) (136,220) (1,390,869) (6,307) (7,136) (55,334) (65,017) (110,504)
Net Increase (Decrease) ...............
$ 6,062 $ (7,690) $ (32,873) $ (488,378) $ (3,123) $ (3,271) $ (22,459) $ (16,764) $ (60,909)
Shares:
Sold ............................. 4,371 488 4,156 42,066 147 169 1,421 2,263 2,036
Reinvested ........................ 804 103 1,345 8,207 20 30 305 260 534
Redeemed .........................
(4,843) (994) (7,360) (70,896) (332) (378) (2,905) (3,404) (5,958)
Net Increase (Decrease) ...............
332 (403) (1,859) (20,623) (165) (179) (1,179) (881) (3,388)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 73,055 $ 14,673 $ 43,620 $ 821,894 $ 2,428 $ 2,421 $ 21,658 $ 27,270 $ 37,507
Reinvested ........................ 23,705 3,594 41,668 239,122 874 1,250 10,837 9,363 21,590
Redeemed .........................
(71,796) (20,931) (92,724) (873,029) (5,647) (7,191) (55,465) (55,454) (129,570)
Net Increase (Decrease) ...............
$ 24,964 $ (2,664) $ (7,436) $ 187,987 $ (2,345) $ (3,520) $ (22,970) $ (18,821) $ (70,473)
Shares:
Sold ............................. 4,172 857 2,474 47,559 135 137 1,223 1,538 2,094
Reinvested ........................ 1,509 234 2,681 15,236 56 79 689 594 1,356
Redeemed .........................
(4,045) (1,238) (5,277) (49,499) (315) (409) (3,122) (3,165) (7,427)
Net Increase (Decrease) ...............
1,636 (147) (122) 13,296 (124) (193) (1,210) (1,033) (3,977)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Total Dividends and Distributions
$ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)
Total Dividends and Distributions
$ (24,106) $ (3,663) $ (41,712) $ (239,126) $ (874) $ (1,250) $ (10,837) $ (9,377) $ (21,602)

Statement of Changes in Net Assets
Principal Funds, Inc.
76
See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 31,827 $ 45,478
Net realized gain (loss) on investments ............................................................................................. 267,166 835,172
Net change in unrealized appreciation/depreciation of investments ................................................................
676,827 3,057,938
Net Increase (Decrease) in Net Assets Resulting from Operations 975,820 3,938,588
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (826,248) (1,485,719)
Total Dividends and Distributions (826,248) (1,485,719)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,287,975 163,549
Total Increase (Decrease) in Net Assets 1,437,547 2,616,418
Net Assets
Beginning of period .................................................................................................................
17,371,410 14,754,992
End of period .......................................................................................................................
$ 18,808,957 $ 17,371,410
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ..................... $ 240,678 $ 18,207 $ 11,059 $ 3,876,503 $ 7,227 $ 4,106 $ 13,646 $ 13,410 $ 80,045 $ 2,308,565
Reinvested ................ 70,903 9,601 16,080 442,566 4,688 1,002 3,605 3,433 18,239 105,411
Redeemed .................
(344,983) (93,737) (40,655) (4,390,052) (19,431) (10,478) (33,894) (22,310) (158,219) (847,240)
Net Increase (Decrease) .......
$ (33,402) $ (65,929) $ (13,516) $ (70,983) $ (7,516) $ (5,370) $ (16,643) $ (5,467) $ (59,935) $ 1,566,736
Shares:
Sold ..................... 8,367 721 410 135,035 275 153 492 467 2,740 77,110
Reinvested ................ 2,386 367 564 14,459 173 36 125 113 606 3,446
Redeemed .................
(12,050) (3,645) (1,485) (149,335) (751) (389) (1,208) (764) (5,413) (28,472)
Net Increase (Decrease) .......
(1,297) (2,557) (511) 159 (303) (200) (591) (184) (2,067) 52,084
Year Ended October 31, 2019
Dollars:
Sold ..................... $ 164,540 $ 7,722 $ 2,632 $ 2,690,232 $ 6,335 $ 4,035 $ 13,055 $ 16,292 $ 80,210 $ 1,020,991
Reinvested ................ 136,988 24,372 29,463 884,102 9,032 2,262 10,368 8,952 34,089 77,955
Redeemed .................
(341,346) (82,835) (29,614) (3,950,842) (11,741) (9,347) (52,540) (50,376) (117,209) (414,228)
Net Increase (Decrease) .......
$ (39,818) $ (50,741) $ 2,481 $ (376,508) $ 3,626 $ (3,050) $ (29,117) $ (25,132) $ (2,910) $ 684,718
Shares:
Sold ..................... 6,140 345 100 98,119 254 158 493 593 2,886 36,346
Reinvested ................ 6,224 1,240 1,394 39,155 446 110 483 399 1,531 3,454
Redeemed .................
(12,645) (3,475) (1,153) (147,257) (478) (368) (2,002) (1,771) (4,443) (15,085)
Net Increase (Decrease) .......
(281) (1,890) 341 (9,983) 222 (100) (1,026) (779) (26) 24,715
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments . $ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Total Dividends and Distributions
$ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments . $ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)
Total Dividends and Distributions
$ (147,100) $ (27,873) $ (29,473) $ (1,070,000) $ (9,037) $ (2,417) $ (10,369) $ (8,955) $ (34,190) $ (146,305)

Statement of Changes in Net Assets
Principal Funds, Inc.
77
See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 34,572 $ 22,502
Net realized gain (loss) on investments and futures ................................................................................ (23,502) 92,866
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(144,672) 26,620
Net Increase (Decrease) in Net Assets Resulting from Operations (133,602) 141,988
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (127,497) (99,895)
Total Dividends and Distributions (127,497) (99,895)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(112,353) 1,518,601
Total Increase (Decrease) in Net Assets (373,452) 1,560,694
Net Assets
Beginning of period .................................................................................................................
2,501,397 940,703
End of period .......................................................................................................................
$ 2,127,945 $ 2,501,397
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 5,953 $ 6,119 $ 68,912 $ 440 $ 332 $ 2,440 $ 1,723 $ 2,837 $ 114,067
Reinvested ........................ 1,257 7,619 13,115 107 128 618 658 1,319 102,537
Redeemed .........................
(7,087) (20,944) (102,650) (970) (1,316) (4,274) (5,034) (9,072) (291,187)
Net Increase (Decrease) ...............
$ 123 $ (7,206) $ (20,623) $ (423) $ (856) $ (1,216) $ (2,653) $ (4,916) $ (74,583)
Shares:
Sold ............................. 468 493 5,639 36 27 212 137 224 9,089
Reinvested ........................ 88 537 913 8 9 44 46 92 7,119
Redeemed .........................
(567) (1,680) (7,880) (78) (107) (349) (393) (681) (22,318)
Net Increase (Decrease) ...............
(11) (650) (1,328) (34) (71) (93) (210) (365) (6,110)
Year Ended October 31, 2019
(a)
Dollars:
Sold ............................. $ 3,421 $ 2,693 $ 122,583 $ 231 $ 229 $ 2,049 $ 3,436 $ 2,972 $ 1,263,534
Issued in acquisitions ................. 25,751 90,458 56,528 251 957 6,863 4,747 8,965 820,438
Reinvested ........................ – 6,856 87,757 331 258 912 871 2,803 –
Redeemed .........................
(3,836) (13,982) (781,257) (1,174) (1,060) (5,666) (4,343) (12,494) (173,481)
Net Increase (Decrease) ...............
$ 25,336 $ 86,025 $ (514,389) $ (361) $ 384 $ 4,158 $ 4,711 $ 2,246 $ 1,910,491
Shares:
Sold ............................. 247 195 8,983 18 18 153 253 216 91,519
Issued in acquisitions ................. 1,858 6,604 4,084 19 71 502 347 651 59,180
Reinvested ........................ – 579 7,312 29 22 77 74 236 –
Redeemed .........................
(277) (1,030) (57,182) (91) (82) (420) (325) (947) (12,517)
Net Increase (Decrease) ...............
1,828 6,348 (36,803) (25) 29 312 349 156 138,182
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
Total Dividends and Distributions
$ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
Year Ended October 31, 2019
(a)
From net investment income and net realized
gain on investments .................. $ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
Total Dividends and Distributions
$ – $ (6,867) $ (87,845) $ (331) $ (266) $ (912) $ (871) $ (2,803) $ –
(a)
Period from April 2, 2019, date operations commenced, through October 31, 2019 for Class A and R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
78
See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,391 $ 9,593
Net realized gain (loss) on investments ............................................................................................. – 128
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 3,391 9,721
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,391) (9,721)
Total Dividends and Distributions (3,391) (9,721)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
277,106 31,009
Total Increase (Decrease) in Net Assets 277,106 31,009
Net Assets
Beginning of period .................................................................................................................
520,591 489,582
End of period .......................................................................................................................
$ 797,697 $ 520,591
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 353,233 $ 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
$ 99,881 $ 177,225
Shares:
Sold ................................................................................................. 353,233 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
99,881 177,225
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 202,489 $ 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
$ 10,283 $ 20,726
Shares:
Sold ................................................................................................. 202,489 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
10,283 20,726
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,595) $ (1,796)
Total Dividends and Distributions
$ (1,595) $ (1,796)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (4,738) $ (4,983)
Total Dividends and Distributions
$ (4,738) $ (4,983)

Statement of Changes in Net Assets
Principal Funds, Inc.
79
See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 17,134 $ 21,543
Net realized gain (loss) on investments and foreign currencies .................................................................... 94,069 144,409
Net change in unrealized appreciation/depreciation of investments ................................................................
55,892 115,262
Net Increase (Decrease) in Net Assets Resulting from Operations 167,095 281,214
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (147,162) (547,640)
Total Dividends and Distributions (147,162) (547,640)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(4,473) 290,807
Total Increase (Decrease) in Net Assets 15,460 24,381
Net Assets
Beginning of period .................................................................................................................
1,787,455 1,763,074
End of period .......................................................................................................................
$ 1,802,915 $ 1,787,455
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 37,639 $ 3,762 $ 138,877 $ 350 $ 165 $ 1,977 $ 3,075 $ 9,147
Reinvested .................................. 80,100 4,432 56,157 141 101 1,185 1,305 2,830
Redeemed ...................................
(134,275) (10,735) (170,543) (681) (1,491) (5,092) (7,980) (14,919)
Net Increase (Decrease) .........................
$ (16,536) $ (2,541) $ 24,491 $ (190) $ (1,225) $ (1,930) $ (3,600) $ (2,942)
Shares:
Sold ....................................... 783 123 2,753 7 3 40 65 191
Reinvested .................................. 1,621 140 1,101 3 2 24 26 56
Redeemed ...................................
(2,791) (353) (3,441) (14) (31) (105) (162) (300)
Net Increase (Decrease) .........................
(387) (90) 413 (4) (26) (41) (71) (53)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 42,317 $ 3,878 $ 142,531 $ 310 $ 483 $ 2,149 $ 2,697 $ 6,589
Reinvested .................................. 278,304 19,350 223,236 666 575 4,983 5,398 10,526
Redeemed ...................................
(147,369) (22,354) (254,524) (1,186) (1,667) (5,748) (6,335) (14,002)
Net Increase (Decrease) .........................
$ 173,252 $ 874 $ 111,243 $ (210) $ (609) $ 1,384 $ 1,760 $ 3,113
Shares:
Sold ....................................... 905 121 2,608 6 11 44 54 141
Reinvested .................................. 6,806 704 5,300 16 14 122 131 253
Redeemed ...................................
(3,098) (725) (5,386) (24) (33) (120) (138) (280)
Net Increase (Decrease) .........................
4,613 100 2,522 (2) (8) 46 47 114
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Total Dividends and Distributions
$ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)
Total Dividends and Distributions
$ (282,366) $ (19,604) $ (223,276) $ (666) $ (820) $ (4,983) $ (5,398) $ (10,527)

Statement of Changes in Net Assets
Principal Funds, Inc.
80
See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 78,460 $ 65,763
Net realized gain (loss) on investments ............................................................................................. 32,428 85,723
Net change in unrealized appreciation/depreciation of investments ................................................................
(940,286) 935,521
Net Increase (Decrease) in Net Assets Resulting from Operations (829,398) 1,087,007
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (142,199) (161,995)
Total Dividends and Distributions (142,199) (161,995)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
220,363 592,953
Total Increase (Decrease) in Net Assets (751,234) 1,517,965
Net Assets
Beginning of period .................................................................................................................
5,178,663 3,660,698
End of period .......................................................................................................................
$ 4,427,429 $ 5,178,663
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 86,037 $ 7,178 $ 12,433 $ 1,087,483 $ 950 $ 1,803 $ 8,875 $ 8,086 $ 26,333 $ 458,569
Reinvested .............. 6,779 827 4,474 63,549 64 192 937 888 3,734 46,542
Redeemed ...............
(110,186) (17,196) (30,864) (939,658) (2,611) (6,296) (17,148) (14,791) (47,641) (418,979)
Net Increase (Decrease) .....
$ (17,370) $ (9,191) $ (13,957) $ 211,374 $ (1,597) $ (4,301) $ (7,336) $ (5,817) $ (17,574) $ 86,132
Shares:
Sold ................... 3,445 284 503 43,952 35 75 361 328 1,077 18,125
Reinvested .............. 273 33 187 2,581 3 8 38 37 157 1,891
Redeemed ...............
(4,481) (733) (1,293) (38,924) (101) (264) (708) (617) (1,982) (17,046)
Net Increase (Decrease) .....
(763) (416) (603) 7,609 (63) (181) (309) (252) (748) 2,970
Year Ended October 31, 2019
Dollars:
Sold ................... $ 101,474 $ 8,514 $ 10,383 $ 1,122,318 $ 877 $ 3,460 $ 10,615 $ 7,340 $ 33,731 $ 456,892
Reinvested .............. 8,457 1,374 6,127 68,954 129 308 1,418 1,462 5,972 49,760
Redeemed ...............
(83,348) (14,159) (20,500) (743,664) (1,330) (8,553) (13,628) (18,527) (76,193) (326,710)
Net Increase (Decrease) .....
$ 26,583 $ (4,271) $ (3,990) $ 447,608 $ (324) $ (4,785) $ (1,595) $ (9,725) $ (36,490) $ 179,942
Shares:
Sold ................... 3,928 337 412 44,216 34 141 427 298 1,369 17,814
Reinvested .............. 351 59 262 2,820 6 14 61 64 259 2,046
Redeemed ...............
(3,284) (577) (833) (29,255) (52) (354) (549) (779) (3,137) (13,132)
Net Increase (Decrease) .....
995 (181) (159) 17,781 (12) (199) (61) (417) (1,509) 6,728
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
Total Dividends and
Distributions
$ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)
Total Dividends and
Distributions
$ (10,877) $ (1,415) $ (6,134) $ (72,964) $ (129) $ (487) $ (1,419) $ (1,462) $ (5,975) $ (61,133)

Statement of Changes in Net Assets
Principal Funds, Inc.
81
See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 98,701 $ 118,152
Net realized gain (loss) on investments ............................................................................................. 51,880 17,597
Net change in unrealized appreciation/depreciation of investments ................................................................
35,432 107,667
Net Increase (Decrease) in Net Assets Resulting from Operations 186,013 243,416
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (99,847) (118,525)
Total Dividends and Distributions (99,847) (118,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
565,444 354,233
Total Increase (Decrease) in Net Assets 651,610 479,124
Net Assets
Beginning of period .................................................................................................................
5,265,524 4,786,400
End of period .......................................................................................................................
$ 5,917,134 $ 5,265,524
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 311,172 $ 28,675 $ 75,090 $ 1,822,124 $ 1,111 $ 464 $ 6,210 $ 7,772 $ 9,578
Reinvested ........................ 4,916 375 2,344 89,474 8 18 185 65 241
Redeemed .........................
(186,946) (24,498) (43,106) (1,515,167) (572) (300) (6,126) (5,306) (12,357)
Net Increase (Decrease) ...............
$ 129,142 $ 4,552 $ 34,328 $ 396,431 $ 547 $ 182 $ 269 $ 2,531 $ (2,538)
Shares:
Sold ............................. 25,012 2,321 6,053 146,591 90 38 501 625 773
Reinvested ........................ 396 30 189 7,213 1 1 15 5 19
Redeemed .........................
(15,100) (1,978) (3,506) (122,713) (46) (24) (493) (427) (996)
Net Increase (Decrease) ...............
10,308 373 2,736 31,091 45 15 23 203 (204)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 158,743 $ 26,066 $ 28,487 $ 1,293,385 $ 1,280 $ 293 $ 4,007 $ 3,607 $ 11,191
Reinvested ........................ 5,628 744 2,844 105,626 10 24 262 84 312
Redeemed .........................
(154,038) (39,709) (26,686) (1,045,019) (1,718) (684) (5,048) (8,351) (7,107)
Net Increase (Decrease) ...............
$ 10,333 $ (12,899) $ 4,645 $ 353,992 $ (428) $ (367) $ (779) $ (4,660) $ 4,396
Shares:
Sold ............................. 13,060 2,158 2,343 106,073 106 24 328 298 925
Reinvested ........................ 462 61 234 8,675 1 2 21 7 26
Redeemed .........................
(12,676) (3,270) (2,196) (86,053) (142) (56) (414) (694) (585)
Net Increase (Decrease) ...............
846 (1,051) 381 28,695 (35) (30) (65) (389) 366
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
Total Dividends and Distributions
$ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)
Total Dividends and Distributions
$ (6,650) $ (804) $ (2,862) $ (107,510) $ (10) $ (28) $ (263) $ (86) $ (312)

Statement of Changes in Net Assets
Principal Funds, Inc.
82
See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 516 $ 976
Net realized gain (loss) on investments ............................................................................................. 21,563 41,296
Net change in unrealized appreciation/depreciation of investments ................................................................
2,631 3,345
Net Increase (Decrease) in Net Assets Resulting from Operations 24,710 45,617
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (39,575) (83,738)
Total Dividends and Distributions (39,575) (83,738)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
36,356 63,674
Total Increase (Decrease) in Net Assets 21,491 25,553
Net Assets
Beginning of period .................................................................................................................
667,978 642,425
End of period .......................................................................................................................
$ 689,469 $ 667,978
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................... $ 14,484 $ 2,202 $ 6,697 $ 84,314 $ 174 $ 348 $ 1,785 $ 9,018 $ 9,609 $ 24,260
Reinvested .............. 12,521 1,738 11,886 6,115 135 80 520 1,462 1,375 3,537
Redeemed ...............
(35,796) (7,542) (26,839) (50,957) (789) (1,387) (4,160) (7,246) (6,936) (14,252)
Net Increase (Decrease) .....
$ (8,791) $ (3,602) $ (8,256) $ 39,472 $ (480) $ (959) $ (1,855) $ 3,234 $ 4,048 $ 13,545
Shares:
Sold ................... 760 138 379 4,147 10 19 95 473 458 1,156
Reinvested .............. 601 96 602 269 7 4 25 67 62 156
Redeemed ...............
(1,888) (461) (1,491) (2,549) (44) (75) (215) (371) (340) (674)
Net Increase (Decrease) .....
(527) (227) (510) 1,867 (27) (52) (95) 169 180 638
Year Ended October 31, 2019
Dollars:
Sold ................... $ 18,837 $ 2,399 $ 5,002 $ 57,610 $ 235 $ 783 $ 2,007 $ 11,173 $ 10,114 $ 21,386
Reinvested .............. 27,519 4,816 25,797 9,936 328 209 1,454 2,552 2,996 6,629
Redeemed ...............
(34,259) (11,757) (20,064) (46,417) (393) (1,790) (4,843) (5,777) (11,124) (11,684)
Net Increase (Decrease) .....
$ 12,097 $ (4,542) $ 10,735 $ 21,129 $ 170 $ (798) $ (1,382) $ 7,948 $ 1,986 $ 16,331
Shares:
Sold ................... 941 134 259 2,632 12 42 98 527 453 960
Reinvested .............. 1,579 314 1,555 525 20 13 84 140 160 350
Redeemed ...............
(1,696) (680) (1,040) (2,147) (20) (92) (239) (271) (508) (531)
Net Increase (Decrease) .....
824 (232) 774 1,010 12 (37) (57) 396 105 779
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2020
From net investment income and
net realized gain on investments $ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Total Dividends and
Distributions
$ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Year Ended October 31, 2019
From net investment income and
net realized gain on investments $ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)
Total Dividends and
Distributions
$ (27,833) $ (4,846) $ (25,810) $ (10,800) $ (328) $ (490) $ (1,454) $ (2,552) $ (2,996) $ (6,629)

Statement of Changes in Net Assets
Principal Funds, Inc.
83
See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 7,842 $ 9,472
Net realized gain (loss) on investments and futures ................................................................................ (65,549) (18,893)
Net change in unrealized appreciation/depreciation of investments and futures ...................................................
(75,743) 58,624
Net Increase (Decrease) in Net Assets Resulting from Operations (133,450) 49,203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (9,195) (165,869)
Total Dividends and Distributions (9,195) (165,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(65,000) 51,180
Total Increase (Decrease) in Net Assets (207,645) (65,486)
Net Assets
Beginning of period .................................................................................................................
1,014,967 1,080,453
End of period .......................................................................................................................
$ 807,322 $ 1,014,967
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 1,296 $ 2,824 $ 37,288 $ 226 $ 283 $ 1,691 $ 585 $ 3,649 $ 67,175
Reinvested ........................ 39 77 1,052 – 1 24 26 131 7,830
Redeemed .........................
(2,034) (5,050) (37,231) (400) (857) (4,138) (2,496) (5,629) (131,362)
Net Increase (Decrease) ...............
$ (699) $ (2,149) $ 1,109 $ (174) $ (573) $ (2,423) $ (1,885) $ (1,849) $ (56,357)
Shares:
Sold ............................. 142 335 4,608 29 32 216 68 414 7,726
Reinvested ........................ 3 7 95 – – 2 2 12 711
Redeemed .........................
(228) (584) (4,144) (48) (95) (473) (272) (621) (13,877)
Net Increase (Decrease) ...............
(83) (242) 559 (19) (63) (255) (202) (195) (5,440)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 2,382 $ 961 $ 37,432 $ 155 $ 786 $ 1,307 $ 928 $ 2,956 $ 46,030
Reinvested ........................ 1,126 2,679 19,932 153 198 1,350 748 3,622 135,951
Redeemed .........................
(2,222) (2,530) (57,135) (302) (1,379) (3,954) (1,215) (7,520) (131,259)
Net Increase (Decrease) ...............
$ 1,286 $ 1,110 $ 229 $ 6 $ (395) $ (1,297) $ 461 $ (942) $ 50,722
Shares:
Sold ............................. 231 95 3,699 17 87 134 92 287 4,513
Reinvested ........................ 126 305 2,195 18 24 157 85 407 14,977
Redeemed .........................
(216) (254) (5,576) (32) (147) (396) (121) (762) (12,795)
Net Increase (Decrease) ...............
141 146 318 3 (36) (105) 56 (68) 6,695
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Total Dividends and Distributions
$ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)
Total Dividends and Distributions
$ (1,127) $ (2,679) $ (19,932) $ (153) $ (307) $ (1,350) $ (748) $ (3,622) $ (135,951)

Statement of Changes in Net Assets
Principal Funds, Inc.
84
See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 15,811 $ 15,036
Net realized gain (loss) on investments ............................................................................................. (7,287) 1,804
Net change in unrealized appreciation/depreciation of investments ................................................................
9 25,570
Net Increase (Decrease) in Net Assets Resulting from Operations 8,533 42,410
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (14,155) (13,837)
Total Dividends and Distributions (14,155) (13,837)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
87,432 165,957
Total Increase (Decrease) in Net Assets 81,810 194,530
Net Assets
Beginning of period .................................................................................................................
561,148 366,618
End of period .......................................................................................................................
$ 642,958 $ 561,148
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................................................................... $ 98,356 $ 13,236 $ 185,386
Reinvested .................................................................................. 7,277 537 4,814
Redeemed ...................................................................................
(103,680) (14,303) (104,191)
Net Increase (Decrease) .........................................................................
$ 1,953 $ (530) $ 86,009
Shares:
Sold ....................................................................................... 13,366 1,777 25,124
Reinvested .................................................................................. 988 73 653
Redeemed ...................................................................................
(14,400) (1,952) (14,240)
Net Increase (Decrease) .........................................................................
(46) (102) 11,537
Year Ended October 31, 2019
Dollars:
Sold ....................................................................................... $ 124,394 $ 21,163 $ 117,088
Reinvested .................................................................................. 8,327 642 3,151
Redeemed ...................................................................................
(63,546) (11,114) (34,148)
Net Increase (Decrease) .........................................................................
$ 69,175 $ 10,691 $ 86,091
Shares:
Sold ....................................................................................... 17,170 2,924 16,092
Reinvested .................................................................................. 1,148 88 432
Redeemed ...................................................................................
(8,854) (1,540) (4,748)
Net Increase (Decrease) .........................................................................
9,464 1,472 11,776
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................................... $ (8,234) $ (601) $ (5,320)
Total Dividends and Distributions
$ (8,234) $ (601) $ (5,320)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ........................................... $ (9,516) $ (743) $ (3,578)
Total Dividends and Distributions
$ (9,516) $ (743) $ (3,578)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
85
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core
Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Income
Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I,
LargeCap S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6.
Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946 , Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection
Fund, and LargeCap Growth Fund.
Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by Principal Global
Investors (the “Manager”).
Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager.
Effective April 12, 2019, MidCap Value Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of
MidCap Value Fund III pursuant to a plan of reorganization approved by shareholders on April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund I at an approximate exchange rate of 1.27, 1.21, 1.28, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class J,
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately $978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap
Value Fund I on April 12, 2019. For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization.
The net assets of MidCap Value Fund III and MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000 ($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The net assets of MidCap Value
Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap
Value Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $28,811,000 of net investment income,
$177,351,000 of net realized and unrealized gain on investments, and $206,162,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.
Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Effective October 11, 2019, LargeCap Growth Fund I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of LargeCap Growth Fund, pursuant to a plan of reorganization approved by shareholders on October 4, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 105,049,000 shares from LargeCap Growth Fund for 34,956,000 shares valued at $519,500,000 of LargeCap Growth Fund I at an approximate exchange rate of .33, .33, .36, .32, .35, .41, .40, and .38 for Class A, Class J, Institutional,
R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of LargeCap Growth Fund, with a fair value of approximately $503,006,000 and a cost of $471,973,000 and $16,841,000 cash were the primary assets acquired by LargeCap Growth Fund
I on October 11, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund were maintained through the reorganization.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
86
The net assets of LargeCap Growth Fund and LargeCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $519,691,000 ($3,739,000 of accumulated realized gain) and $8,814,012,000, respectively. The net assets of LargeCap
Growth Fund I immediately following the acquisition were $9,333,703,000. In accordance with Sections 381-384 of the Internal Revenue
Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for LargeCap Growth Fund I, LargeCap
Growth Fund I’s pro forma results of operations for the year ended October 31, 2019, would have been $14,855,000 of net investment income, $1,450,175,000 of net realized and unrealized gain on investments, and $1,465,030,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund that have been included in
LargeCap Growth Fund I’s statement of operations since October 11, 2019.
Effective December 20, 2019, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Global Opportunities Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on December 18,
2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,597,000 shares from Global Opportunities Fund for
1,150,000 shares valued at $14,798,000 of Diversified International Fund at an approximate exchange rate of .27 and .29 for Class A and
Institutional classes of shares, respectively. The investment securities of Global Opportunities Fund, with a fair value of approximately
$12,835,000 and a cost of $12,014,000 and $3,574,000 cash were the primary assets acquired by Diversified International Fund on December
20, 2019. For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value;
however, the cost basis of the investments received from Global Opportunities Fund were maintained through the reorganization. The net assets of Global Opportunities Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S.
GAAP were approximately $16,894,000 ($953,000 of accumulated realized gain) and $12,519,093,000, respectively. The net assets of
Diversified International Fund immediately following the acquisition were $12,535,987,000. In accordance with Sections 381-384 of the
Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,840,000 of net investment income, $388,990,000 of net realized and unrealized loss on investments, and $552,830,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Opportunities Fund that have been included in
Diversified International Fund’s statement of operations since December 20, 2019.
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
Effective June 26, 2020, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of SystematEx International Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on June 23, 2020.
The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 6,678,000 shares from SystematEx International Fund for 5,048,000 shares valued at $59,045,000 of Diversified International Fund at an approximate exchange rate of .75 and .76 for Institutional and Class R-6 classes of shares, respectively. The investment securities of SystematEx International Fund, with a fair value of approximately $51,982,000 and a cost of $53,094,000 and $6,572,000 cash were the primary assets acquired by Diversified International Fund on December 20, 2019.
For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value; however, the cost basis of the investments received from SystematEx International Fund were maintained through the reorganization. The net assets of SystematEx International Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $59,045,000 ($811,000 of accumulated realized gain) and $12,179,242,000, respectively. The net assets of Diversified
International Fund immediately following the acquisition were $12,238,287,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,200,000 of net investment income, $389,491,000 of net realized and unrealized loss on investments, and $552,691,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SystematEx International Fund that have been included in Diversified International Fund’s statement of operations since June 26, 2020.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
87
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds. The shares of the other series of Principal Funds, Inc. are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds, are referred to as the “Underlying Funds”. Investments in the Underlying Funds are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Money Market Fund qualifies as a retail money market fund. This fund values securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
88
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October
31, 2020:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified International Fund
Euro 20 .7%
Japanese Yen 16 .0
Hong Kong Dollar 9 .0
British Pound Sterling 8 .2
Canadian Dollar 7 .2
Swiss Franc 6 .8
Finisterre Unconstrained Emerging Markets Bond Fund
Chinese Renminbi 7 .9%
Euro 7 .4
Global Real Estate Securities Fund
Japanese Yen 10 .7%
Euro 8 .9
Hong Kong Dollar 6 .5
British Pound Sterling 6 .3
Australian Dollar 5 .1
International Emerging Markets Fund
Hong Kong Dollar 32 .3%
Indian Rupee 12 .9
New Taiwan Dollar 12 .2
South Korean Won 11 .8
International Fund I
Euro 18 .5%
Japanese Yen 10 .1
Hong Kong Dollar 8 .8
New Taiwan Dollar 8 .5
British Pound Sterling 8 .4
Canadian Dollar 8 .3
Swedish Krona 7 .0
Australian Dollar 6 .1
Swiss Franc 5 .9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
89
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund,
Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund and
Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S.
GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2020 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities.
At October 31, 2020 , International Emerging Markets Fund had a foreign tax refund receivable of $16,000 relating to foreign securities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
90
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2020, the Funds have adopted the ASU.
In March 2017, the FASB issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of November
1, 2019. The adoption of the ASU resulted in a cumulative effect adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effect adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%).
As of October 31, 2020 , International Fund I, MidCap Fund and Real Estate Securities Fund had outstanding borrowings of $270,000,
$15,800,000, and $1,150,000, respectively. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
During the year ended October 31, 2020, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 2,533 2.17%
Core Plus Bond Fund 89 1.39
Diversified International Fund 5,255 1.30
Equity Income Fund 1,338 1.89
Finisterre Unconstrained Emerging Markets Bond Fund 37 0.63
Global Diversified Income Fund 900 1.59
Global Real Estate Securities Fund 181 0.93
Government & High Quality Bond Fund 327 1.30
High Income Fund 424 0.64
High Yield Fund 215 0.91
International Emerging Markets Fund 6 1.50
International Fund I 2 1.15
LargeCap Growth Fund I 948 0.92
LargeCap S&P 500 Index Fund 538 1.73
MidCap Fund 8 1.01
MidCap Value Fund I 30 0.78
Principal Capital Appreciation Fund 86 0.77
Real Estate Securities Fund 139 1.82
Short-Term Income Fund 1,137 0.76
SmallCap Fund 38 0.72
SmallCap Value Fund II 29 0.92
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 55 1.15%
Core Plus Bond Fund 26 2.17
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
91
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available)
plus 1.25% (effective June 19, 2020 and thereafter). From November 1, 2019 through June 18, 2020, interest was at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1%. Additionally, a commitment fee is charged at an annual rate of .20% (effective June 19, 2020 and thereafter) on the amount of the line of credit which is allocated to each participating fund based on average net assets. From November 1, 2019 through June 18, 2020, the commitment fee was charged at an annual rate of .15%.
The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of October 31, 2020.
During the year ended October 31, 2020, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Contingent convertible securities (“ CoCos ”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified International Fund 541 2.16
Finisterre Unconstrained Emerging Markets Bond Fund 4 0.94
Global Real Estate Securities Fund 1,697 2.14
Government & High Quality Bond Fund 72 1.02
Inflation Protection Fund 37 0.68
International Emerging Markets Fund 297 0.71
International Fund I 348 1.51
LargeCap Growth Fund I 1,477 2.17
LargeCap S&P 500 Index Fund 348 1.64
MidCap Fund 3,441 1.39
Real Estate Securities Fund 40 0.66
Short-Term Income Fund 9 0.62
SmallCap Fund — 0.61
SmallCap Value Fund II 103 1.45
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Global Diversified Income Fund $ 44 2.77%
Tax-Exempt Bond Fund 232 2.06
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
92
of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection
Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of October 31, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
**
Net Exposure
Finisterre Unconstrained Emerging Markets Bond Fund
Citigroup Inc
Foreign Currency Contracts $ 118 $ — $ 118
$ 118 $ — $ 118 $ — $ 118
Goldman Sachs & Co
Foreign Currency Contracts 153 (224) (71)
$ 153 $ (224) $ (71) $ 71 $ —
HSBC Securities Inc
Foreign Currency Contracts 234 (278) (44)
Total Return Swaps 92 — 92
$ 326 $ (278) $ 48 $ — $ 48
JPMorgan Chase
Credit Default Swaps 1,594 — 1,594
Foreign Currency Contracts 429 (554) (125)
Interest Rate Swaps 366 (1,243) (877)
$ 2,389 $ (1,797) $ 592 $ — $ 592
Total OTC $ 2,986 $ (2,299) $ 687 $ 758
Global Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts 94 (3) 91
$ 94 $ (3) $ 91 $ — $ 91
Barclays Bank PLC
Foreign Currency Contracts — (28) (28)
$ — $ (28) $ (28) $ — $ (28)
Citigroup Inc
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
Goldman Sachs & Co
Foreign Currency Contracts $ 71 $ (13) $ 58
$ 71 $ (13) $ 58 $ — $ 58
HSBC Securities Inc
Foreign Currency Contracts 360 (208) 152
$ 360 $ (208) $ 152 $ — $ 152
JPMorgan Chase
Foreign Currency Contracts 338 (124) 214
Total Return Swaps 181 — 181
$ 519 $ (124) $ 395 $ — $ 395
Toronto Dominion Bank
Foreign Currency Contracts 32 — 32
$ 32 $ — $ 32 $ — $ 32
Total OTC $ 1,076 $ (382) $ 694 $ — $ 694
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
93
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown net on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended October 31, 2020, none of the Funds had material cross trades.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts $ 105 $ (3) $ 102
$ 105 $ (3) $ 102 $ — $ 102
Total OTC $ 105 $ (3) $ 102 $ — $ 102
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 53 (60) (7)
$ 53 $ (60) $ (7) $ — $ (7)
Barclays Bank PLC
Foreign Currency Contracts 70 (490) (420)
Interest Rate Swaps 13 — 13
Purchased Capped Options 577 — 577
Purchased Interest Rate Swaptions 3,639 — 3,639
Written Capped Options — (362) (362)
Written Interest Rate Swaptions — (4,318) (4,318)
$ 4,299 $ (5,170) $ (871) $ — $ (871)
BNP Paribas
Foreign Currency Contracts 51 (135) (84)
$ 51 $ (135) $ (84) $ — $ (84)
Citigroup Inc
Foreign Currency Contracts 64 (142) (78)
$ 64 $ (142) $ (78) $ — $ (78)
Deutsche Bank AG
Foreign Currency Contracts — (93) (93)
Purchased Interest Rate Swaptions 638 — 638
Written Interest Rate Swaptions — (2,138) (2,138)
$ 638 $ (2,231) $ (1,593) $ — $ (1,593)
Goldman Sachs & Co
Foreign Currency Contracts 578 (80) 498
$ 578 $ (80) $ 498 $ — $ 498
HSBC Securities Inc
Foreign Currency Contracts 20 (31) (1 1 )
$ 20 $ (31) $ (1 1 ) $ — $ (1 1 )
JPMorgan Chase
Purchased Interest Rate Swaptions 1,013 — 1,013
Written Interest Rate Swaptions — (473) (473)
$ 1,013 $ (473) $ 540 $ (540) $ —
Morgan Stanley & Co
Foreign Currency Contracts — (2) (2)
Purchased Interest Rate Swaptions 377 — 377
Written Interest Rate Swaptions — (956) (956)
$ 377 $ (958) $ (581) $ — $ (581)
UBS AG
Foreign Currency Contracts 135 (45) 90
$ 135 $ (45) $ 90 $ — $ 90
Total OTC $ 7,228 $ (9,325) $ (2,097) $ (2,637)
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
** Collateral pledged or received may be in excess of recognized assets or liabilities, see the Schedule of Investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
94
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2020, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters)
include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the
“floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes.
As of year end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of October 31, 2020 were $20,146,000 and $14,591,000 for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The average outstanding balances for the liability during the year ended October 31, 2020 were $13,341,000 and $14,342,000 at weighted average annual interest rates of 1.49% and 1.61% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 4 $ 4
Finisterre Unconstrained Emerging Markets
Bond Fund 658 13,989 14,647
Global Diversified Income Fund — 5,650 5,650
Government & High Quality Bond Fund 1,021 — 1,021
High Income Fund 3,262 — 3,262
Inflation Protection Fund 10,365 — 10,365
LargeCap Growth Fund I 1,776 — 1,776
LargeCap S&P 500 Index Fund 6,228 — 6,228
MidCap Value Fund I 230 — 230
SmallCap Value Fund II 169 — 169
ISDA (OTC
Derivatives)
Inflation Protection Fund $ 550
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
95
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted.
Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets
Bond Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into the Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on "to-be-announced" ("TBA") securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
96
increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of  October 31, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Market Value Collateral Value
Core Fixed Income Fund $ 18,555 $ 19,139
Core Plus Bond Fund 2,002 2,072
Diversified International Fund 8,866 9,274
Equity Income Fund 129 12 7
Global Diversified Income Fund 24,808 25,752
Global Real Estate Securities Fund 2 2
High Income Fund 18,965 19,871
High Yield Fund 7,290 7,600
LargeCap Growth Fund I 1,309 1,406
LargeCap S&P 500 Index Fund 1,189 1,206
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
97
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2020, the commitments were as follows (amounts
in thousands):
Short Sales. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities.
Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
No funds entered in short sales transactions during the year ended October 31, 2020.
Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund,
High Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Market Value Collateral Value
MidCap Value Fund I $ 591 $ 615
Short-Term Income Fund 392 402
SmallCap Fund 12,364 12,789
SmallCap Value Fund II 6,705 7,010
Unfunded Loan Commitment Unrealized gain/loss
High Yield Fund $373 $(12)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
98
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
99
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds.  The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of October 31, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Fund
Total Percentage of
Outstanding Shares Owned Fund
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 63.75% Inflation Protection Fund 44.54%
Diversified International Fund 37.44 LargeCap Growth Fund I 17.12
Equity Income Fund 31.82 LargeCap S&P 500 Index Fund 53.35
Global Diversified Income Fund 1.69 MidCap Fund 2.81
Global Real Estate Securities Fund 16.61 MidCap Value Fund I 34.02
Government & High Quality Bond Fund 53.32 Real Estate Securities Fund 4.93
High Income Fund 29.81 Short-Term Income Fund 31.90
High Yield Fund 9.79 SmallCap Value Fund II 34.54
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
100
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives October 31, 2020 Liability Derivatives October 31, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 47
*
Payables, Total distributable earnings (accumulated loss)
$ 142
*
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,594
Payables, Total distributable earnings (accumulated loss)
$ —
Foreign exchange contracts Receivables
$ 934
Payables
$ 1,056
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 577
*
Payables, Total distributable earnings (accumulated loss)
$ 1,475
*
Total
$ 3,105 $ 2,531
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 895
Payables
$ 382
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 181
Payables, Total distributable earnings (accumulated loss)
$ —
Total
$ 1,076 $ 382
Government & High Quality Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 875
*
Payables, Total distributable earnings (accumulated loss)
$ —
High Income Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 474
*
Foreign exchange contracts Receivables
$ 105
Payables
$ 3
Total
$ 105 $ 477
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 971
Payables
$ 1,078
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 27,410
*
Payables, Total distributable earnings (accumulated loss)
$ 26,346
*
Total
$ 28,381 $ 27,424
LargeCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 549
*
LargeCap S&P 500 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 2,794
*
MidCap Value Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 72
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 60
*
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
101
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 3,828 $ —
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 432 $ (432)
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,063 $ (296)
Total $ 5,323 $ (728)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (2,163) $ (71)
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (56) $ (674)
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 1,798 $ (1,595)
Total $ (421) $ (2,340)
Global Diversified Income Fund
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 10,659 $ 209
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 5,529 $ (2,387)
Total $ 16,188 $ (2,178)
Government & High Quality Bond Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (4,599) $ (644)
High Income Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (4,502) $ (694)
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (662) $ 102
Total $ (5,164) $ (592)
High Yield Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 5,663 $ 247
Inflation Protection Fund
Foreign exchange contracts Net realized gain (loss) from Investment transactions, Foreign currency contracts, and
Options and swaptions /Net change in unrealized
appreciation/(depreciation) of Investments and
Foreign currency contracts
$ (4,332) $ 1,549
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (4,432) $ 5,570
Total $ (8,764) $ 7,119
LargeCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 17,458 $ (424)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
102
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
October 31, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
LargeCap S&P 500 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 12,933 $ (3,160)
MidCap Value Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,843 $ (430)
SmallCap Value Fund II
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,821 $ (93)
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 12,862
Interest Rate Contracts Futures - Long 24,262
Futures - Short 10,152
Finisterre Unconstrained Emerging Markets Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 12,189
Credit Default Swaps - Sell Protection 7,700
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 41,571
Foreign Currency Contracts - Contracts to Deliver 76,558
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 121,529
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 23,002
Futures - Long 142,963
Futures - Short 43,740
Interest Rate Swaps - Pay Floating Rate 37,761
Interest Rate Swaps - Receive Floating Rate 85,706
Total Return Swaps - Receive Positive Return 9,194
Global Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 49,381
Foreign Currency Contracts - Contracts to Deliver 144,218
Interest Rate Contacts Total Return Swaps - Receive Positive Return 20,875
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Short 77,658
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 25,310
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 564
Foreign Currency Contracts - Contracts to Deliver 6,755
High Yield Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection 24,750
Exchange Cleared Credit Default Swaps - Sell Protection 50,000
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 155,447
Foreign Currency Contracts - Contracts to Deliver 248,812
Purchased Options 17,214
Written Options 17,447
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 866,789
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 961,320
Futures - Long 243,631
Futures - Short 164,532
Interest Rate Swaps - Pay Floating Rate 9,280
Purchased Capped Options 142,610
Purchased Interest Rate Swaptions 357,041
Purchased Options 2,386
Written Capped Options 169,600
Written Interest Rate Swaptions 1,739,451
Written Options 1,304
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
103
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurements. Benchmark
Contract Type Derivative Type Average Notional
LargeCap Growth Fund I
Equity Contracts Futures - Long $57,228
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 127,247
MidCap Value Fund I
Equity Contracts Futures - Long 14,039
SmallCap Value Fund II
Equity Contracts Futures - Long 2,167
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
104
pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2020 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 2,636 $ — $ — $ 2,636
Municipal Bonds* — 662,342 — 662,342
Total investments in securities $ 2,636 $ 662,342 $ — $ 664,978
Core Fixed Income Fund
Bonds* — 5,814,215 — 5,814,215
Common Stocks
Energy 4,303 — — 4,303
Industrial — — 19,166 19,166
Investment Companies 646,556 — — 646,556
Senior Floating Rate Interests* — 20,838 — 20,838
U.S. Government & Government Agency Obligations* — 3,105,405 — 3,105,405
Total investments in securities $ 650,859 $ 8,940,458 $ 19,166 $ 9,610,483
Core Plus Bond Fund
Bonds* — 393,881 507 394,388
Common Stocks
Consumer, Cyclical 71 — — 71
Energy — 246 2 248
Investment Companies 74,400 — — 74,400
Preferred Stocks 3,710 — — 3,710
Senior Floating Rate Interests* — 5,913 — 5,913
U.S. Government & Government Agency Obligations* — 265,267 — 265,267
Total investments in securities $ 78,181 $ 665,307 $ 509 $ 743,997
Assets
Interest Rate Contracts
Futures** 47 — — 47
Liabilities
Interest Rate Contracts
Futures** (142) — — (142)
Diversified International Fund
Common Stocks
Basic Materials 181,036 329,096 — 510,132
Communications 224,906 997,734 — 1,222,640
Consumer, Cyclical 254,843 1,714,538 — 1,969,381
Consumer, Non-cyclical 125,970 1,661,603 — 1,787,573
Energy 169,344 352,591 — 521,935
Financial 482,454 1,447,282 — 1,929,736
Industrial 114,722 1,276,438 — 1,391,160
Technology — 1,334,355 — 1,334,355
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
105
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund
Utilities $ 49,455 $ 243,103 $ — $ 292,558
Investment Companies 85,891 — — 85,891
Preferred Stocks 28,206 — — 28,206
Total investments in securities $ 1,716,827 $ 9,356,740 $ — $ 11,073,567
Equity Income Fund
Common Stocks* 7,630,460 — — 7,630,460
Investment Companies 125,701 — — 125,701
Total investments in securities $ 7,756,161 $ — $ — $ 7,756,161
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 167,605 — 167,605
Credit Linked Structured Notes* — 18,121 — 18,121
Investment Companies 33,964 — — 33,964
Total investments in securities $ 33,964 $ 185,726 $ — $ 219,690
Assets
Credit Contracts
Credit Default Swaps — 1,594 — 1,594
Foreign Exchange Contracts
Foreign Currency Contracts — 934 — 934
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 119 — 119
Interest Rate Swaps — 366 — 366
Total Return Swaps — 92 — 92
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,056) — (1,056)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (232) — (232)
Interest Rate Swaps — (1,243) — (1,243)
Global Diversified Income Fund
Bonds* — 3,130,594 103,557 3,234,151
Common Stocks
Basic Materials 12,553 14,122 25,674 52,349
Communications 61,311 12,843 — 74,154
Consumer, Cyclical 22,675 18,048 4 40,727
Consumer, Non-cyclical 23,574 28,695 7,568 59,837
Diversified — 921 — 921
Energy 17,812 13,459 191 31,462
Financial 241,697 100,869 — 342,566
Industrial 33,772 29,094 — 62,866
Technology 16,796 5,170 6,279 28,245
Utilities 249,281 21,383 — 270,664
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,397 — — 2,397
Investment Companies 160,191 — — 160,191
Preferred Stocks
Communications 950 — — 950
Consumer, Non-cyclical — 890 — 890
Energy 955 — — 955
Financial 25,472 11,926 — 37,398
Government 742 10,289 — 11,031
Utilities 17,964 — — 17,964
Senior Floating Rate Interests* — 383,213 35,440 418,653
U.S. Government & Government Agency Obligations* — 1,377 — 1,377
Total investments in securities $ 888,142 $ 3,783,241 $ 178,713 $ 4,850,096
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 895 — 895
Interest Rate Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
106
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Diversified Income Fund
Total Return Swaps $ — $ 181 $ — $ 181
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (382) — (382)
Global Real Estate Securities Fund
Common Stocks
Communications 8,721 25,368 — 34,089
Consumer, Cyclical 19,189 37,621 — 56,810
Financial 1,516,316 1,087,274 — 2,603,590
Industrial — 20,771 — 20,771
Investment Companies 23,381 — — 23,381
Total investments in securities $ 1,567,607 $ 1,171,034 $ — $ 2,738,641
Government & High Quality Bond Fund
Bonds* — 312,131 — 312,131
Investment Companies 250,685 — — 250,685
U.S. Government & Government Agency Obligations* — 1,208,634 — 1,208,634
Total investments in securities $ 250,685 $ 1,520,765 $ — $ 1,771,450
Assets
Interest Rate Contracts
Futures** 875 — — 875
High Income Fund
Bonds* — 2,526,891 17,466 2,544,357
Common Stocks
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 1,994 1,994
Technology — — 5,151 5,151
Utilities — — — —
Investment Companies 145,209 — — 145,209
Preferred Stocks — — — —
Senior Floating Rate Interests* — 343,665 — 343,665
Total investments in securities $ 145,209 $ 2,870,556 $ 24,611 $ 3,040,376
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 105 — 105
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (474) — (474)
Foreign Exchange Contracts
Foreign Currency Contracts — (3) — (3)
High Yield Fund
Bonds* — 2,704,853 5,482 2,710,335
Common Stocks
Consumer, Cyclical 1,236 — — 1,236
Energy — 4,527 60 4,587
Convertible Bonds* — — — —
Investment Companies 91,825 — — 91,825
Senior Floating Rate Interests* — 213,165 — 213,165
Total investments in securities $ 93,061 $ 2,922,545 $ 5,542 $ 3,021,148
Inflation Protection Fund
Bonds* — 102,104 — 102,104
Investment Companies 22,181 — — 22,181
U.S. Government & Government Agency Obligations* — 1,657,883 — 1,657,883
Purchased Options 655 — — 655
Purchased Interest Rate Swaptions — 5,667 — 5,667
Purchased Capped Options — 577 — 577
Total investments in securities $ 22,836 $ 1,766,231 $ — $ 1,789,067
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
107
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Assets
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 971 $ — $ 971
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 20,294 — 20,294
Futures** 204 — — 204
Interest Rate Swaps — 13 — 13
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,078) — (1,078)
Interest Rate Contracts
Capped Options — (362) — (362)
Exchange Cleared Interest Rate Swaps** — (16,529) — (16,529)
Futures** (790) — — (790)
Interest Rate Swaptions — (7,885) — (7,885)
Written Options (780) — — (780)
International Emerging Markets Fund
Common Stocks
Basic Materials — 12,870 — 12,870
Communications 6,768 60,947 — 67,715
Consumer, Cyclical 5,683 19,465 — 25,148
Consumer, Non-cyclical 5,255 18,138 — 23,393
Diversified — 1,063 — 1,063
Energy 1,899 8,573 — 10,472
Financial 8,171 35,261 — 43,432
Industrial 2,574 16,851 — 19,425
Technology 1,482 45,504 — 46,986
Utilities — 3,847 — 3,847
Investment Companies 3,691 — — 3,691
Preferred Stocks
Communications 1,176 — — 1,176
Technology — 593 — 593
Total investments in securities $ 36,699 $ 223,112 $ — $ 259,811
International Fund I
Common Stocks
Basic Materials 2,880 19,802 — 22,682
Communications 13,956 17,188 — 31,144
Consumer, Cyclical 2,402 33,855 — 36,257
Consumer, Non-cyclical 7,215 38,489 — 45,704
Energy — 4,418 — 4,418
Financial 13,463 44,226 — 57,689
Industrial 3,074 35,153 — 38,227
Technology 7,494 36,033 — 43,527
Utilities — 11,295 — 11,295
Investment Companies 3 — — 3
Total investments in securities $ 50,487 $ 240,459 $ — $ 290,946
LargeCap Growth Fund I
Common Stocks
Basic Materials 193,069 — — 193,069
Communications 2,839,581 — — 2,839,581
Consumer, Cyclical 727,653 — — 727,653
Consumer, Non-cyclical 3,003,991 — — 3,003,991
Energy 2,510 — — 2,510
Financial 661,103 — — 661,103
Industrial 514,135 — — 514,135
Technology 2,901,850 2,646 1,791 2,906,287
Utilities 79,074 — — 79,074
Convertible Preferred Stocks
Communications — — 12,259 12,259
Consumer, Cyclical — 4,188 — 4,188
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
108
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund I
Technology $ — $ 10,789 $ — $ 10,789
Investment Companies 211,007 — — 211,007
Preferred Stocks
Communications — 1,699 3,026 4,725
Consumer, Cyclical — 27,484 18,800 46,284
Technology — 176 8,027 8,203
Total investments in securities $ 11,133,973 $ 46,982 $ 43,903 $ 11,224,858
Liabilities
Equity Contracts
Futures** (549) — — (549)
LargeCap S&P 500 Index Fund
Common Stocks* 5,678,876 — — 5,678,876
Investment Companies 96,485 — — 96,485
Total investments in securities $ 5,775,361 $ — $ — $ 5,775,361
Liabilities
Equity Contracts
Futures** (2,794) — — (2,794)
MidCap Fund
Common Stocks
Basic Materials 130,663 — — 130,663
Communications 1,952,503 — — 1,952,503
Consumer, Cyclical 4,368,209 — — 4,368,209
Consumer, Non-cyclical 2,353,306 37,416 — 2,390,722
Financial 4,366,136 — — 4,366,136
Industrial 2,523,438 — — 2,523,438
Technology 2,582,33 6 — — 2,582,33 6
Utilities 488,974 — — 488,974
Investment Companies 2 — — 2
Total investments in securities $ 18,765,567 $ 37,416 $ — $ 18,802,983
MidCap Value Fund I
Common Stocks* 2,102,547 — — 2,102,547
Investment Companies 28,488 — — 28,488
Total investments in securities $ 2,131,035 $ — $ — $ 2,131,035
Assets
Equity Contracts
Futures** 72 — — 72
Money Market Fund
Bonds* — 45,367 — 45,367
Commercial Paper* — 662,290 — 662,290
Investment Companies 29,215 — — 29,215
Municipal Bonds* — 17,060 — 17,060
Repurchase Agreements* — 36,000 — 36,000
Total investments in securities $ 29,215 $ 760,717 $ — $ 789,932
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 25,735 — — 25,735
Communications 278,081 — — 278,081
Consumer, Cyclical 184,709 — — 184,709
Consumer, Non-cyclical 354,936 — — 354,936
Energy 27,610 — — 27,610
Financial 262,179 — — 262,179
Industrial 161,986 5,539 — 167,525
Technology 414,319 — — 414,319
Utilities 60,300 — — 60,300
Investment Companies 31,622 — — 31,622
Total investments in securities $ 1,801,477 $ 5,539 $ — $ 1,807,016
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
109
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Real Estate Securities Fund
Common Stocks* $ 4,433,043 $ — $ — $ 4,433,043
Investment Companies 4 — — 4
Total investments in securities $ 4,433,047 $ — $ — $ 4,433,047
Short-Term Income Fund
Bonds* — 5,137,569 — 5,137,569
Investment Companies 25,517 — — 25,517
U.S. Government & Government Agency Obligations* — 768,782 — 768,782
Total investments in securities $ 25,517 $ 5,906,351 $ — $ 5,931,868
SmallCap Fund
Common Stocks* 673,284 — — 673,284
Investment Companies 29,942 — — 29,942
Total investments in securities $ 703,226 $ — $ — $ 703,226
SmallCap Value Fund II
Common Stocks
Basic Materials 34,979 — — 34,979
Communications 22,507 — 1 22,508
Consumer, Cyclical 127,431 — — 127,431
Consumer, Non-cyclical 97,382 — 4 97,386
Diversified 9 — — 9
Energy 28,951 — — 28,951
Financial 236,430 — — 236,430
Government 23 — — 23
Industrial 148,831 — — 148,831
Technology 81,517 — — 81,517
Utilities 17,283 — — 17,283
Investment Companies 18,336 — — 18,336
Total investments in securities $ 813,679 $ — $ 5 $ 813,684
Liabilities
Equity Contracts
Futures** (60) — — (60)
Tax-Exempt Bond Fund
Investment Companies 9,340 — — 9,340
Municipal Bonds* — 640,879 — 640,879
Total investments in securities $ 9,340 $ 640,879 $ — $ 650,219
Fund Asset Type
Fair Value as of
October 31, 2020 Valuation Technique Unobservable Input
Input Valuations
(weighted
average)*
Global Diversified Income Fund Bonds $ 103,557 Yield Analysis Yield to Maturity 9.7 – 11.0 (10.6)%
Common Stocks 39,521 Enterprise Valuation Model EBITDA Multiples 2.5 – 9.5x (7.6x)
Discounted Cash Flow Discount Rate 11.0 – 14.9 (12.4)%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating Rate
Interests
35,440 Yield Analysis Yield to Maturity 9.0%
$ 178,713
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
110
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
***$4,400 was transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to include significant observable inputs.
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Fair Value
October
31, 2019
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
October 31,
2020
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at
October 31, 2020
Global Diversified Income Fund
Bonds $ 107,775 $ 31 $ (1,392) $ 1,971 $ (428) $ — $ (4,400)*** $ 103,557 $ (1,193)
Common Stock
Basic Materials 27,293 — (1,619) — — — — 25,674 (1,619)
Consumer,
sss Cyclical 4 — — — — — — 4 —
Consumer,
sss Non-Cyclical 9,649 (3) (2,328) 18 (7) 239 — 7,568 (2,328)
Energy 191 — — — — — — 191 —
Technology — — 1,404 4,875 — — — 6,279 1,404
Senior Floating
Rate Interests 35,086 — 354 — — — — 35,440 354
Total
$ 179,998 $ 28 $ (3,581) $ 6,864 $ (435) $ 239 $ (4,400) $ 178,713 $ (3,382)
Net Assets of Fund Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
First $1
billion
Over $1
billion
Finisterre Unconstrained
Emerging Markets Bond Fund .75% .74% .73% .72%
California Municipal
Fund .45% .40%
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
111
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund (Effective
March 1, 2020)
1.05 1.03 1.01 1.00 .99 .98
International Emerging Markets Fund (Prior to
March 1, 2020)
1.20 1.18 1.16 1.15 1.14 1.13
International Fund I (Effective March 1, 2020)
.75 .73 .71 .70 .69 .68
International Fund I (Prior to March 1, 2020)
.90 .88 .86 .85 .84 .83
LargeCap Growth Fund I
.66 .64 .62 .61 .60 .59
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Real Estate Securities Fund
.85 .83 .81 .80 .79 .78
SmallCap Value Fund II (Effective July 1, 2020)
.95 .93 .91 .90 .89 .88
SmallCap Value Fund II (Prior to July 1, 2020)
1.00 .98 .96 .95 .94 .93
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund (Effective March
1, 2020 )
.80% .78% .76% .75% .73% .70% .69%
Diversified International Fund (Prior to March
1, 2020)
.90% .88% .86% .85% .83% .80% .79%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Next
$500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Over $15
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56%
Net Assets of Fund (in millions) Net Assets of Fund (in billions)
First $250 Over $250 First $2 Next $1 Over $3
High Yield Fund
.625% .50% Core Fixed Income Fund .50% .44% .43%
Net Assets of Fund (in millions) Net Assets of Fund
First
$200
Next
$300
Over
$500
First
$500 million
Next
$500 million
Over
$1 billion
Short-Term Income Fund
.50% .45% .40% Principal Capital Appreciation Fund .625% .50% .375%
Net Assets of Fund Net Assets of Fund
First $2
billion
Over $2
billion
First $250
million
Next $250
million
Next $6.5
billion
Over $7
billion
Government & High Quality Bond Fund
.50% .45% Equity Income Fund
(Effective January 1, 2020)
.60% .55% .50% .49%
Equity Income Fund (Prior
to January 1, 2020)
.60% .55% .50% .50%
All Net Assets
LargeCap S&P 500 Index Fund .15%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
112
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to January 1, 2020, there was no contractual limit.
**Contractual expense limit expired February 29, 2020.
^ Prior to July 1, 2020, the contractual expense limit was .99%.
*Contractual expense limit expired February 29, 2020.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2019 through October 31, 2020
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 28, 2021
Core Fixed Income Fund N/A N/A N/A .58 February 28, 2021
Core Plus Bond Fund .88% N/A N/A .56* February 28, 2021
Diversified International Fund N/A 1.98% N/A .85 February 28, 2021
Equity Income Fund N/A N/A N/A .52 February 28, 2021
Finisterre Unconstrained Emerging Markets
Bond Fund 1.20 N/A N/A .85
February 28, 2021
Global Diversified Income Fund N/A N/A N/A .68 February 28, 2021
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2021
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2021
High Income Fund 1.05 N/A N/A N/A February 28, 2021
High Yield Fund N/A N/A N/A .61 February 28, 2021
Inflation Protection Fund .90 N/A 1.15 N/A February 28, 2021
International Emerging Markets Fund 1.55 2.51 1.37 1.20 February 28, 2021
International Fund I
1.30 N/A
N/A
.90
February 28, 2021
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 28, 2021
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2021
MidCap Fund
N/A N/A
N/A
.70
February 28, 2021
MidCap Value Fund I
N/A N/A
N/A
.72
February 28, 2021
Money Market Fund
.50 N/A
.65**
N/A
February 28, 2021
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 28, 2021
Real Estate Securities Fund
N/A
N/A N/A
.91
February 28, 2021
Short-Term Income Fund N/A
N/A
N/A
.43
February 28, 2021
SmallCap Fund N/A
N/A
N/A
.85
February 28, 2021
SmallCap Value Fund II
1.45 N/A N/A .96^
February 28, 2022
Tax-Exempt Bond Fund
N/A 1.60 N/A .52
February 28, 2021
Period from November 1, 2019 through October 31, 2020
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16% .98% .79% .67% February 28, 2021
Short-Term Income Fund 1.30* 1.18* .99* .79 .68* February 28, 2021
Period from November 1, 2019 through October 31, 2020
R-6 Expiration
Core Fixed Income Fund .01% February 28, 2021
Diversified International Fund .04
February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
113
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
* Prior to July 1, 2020, the contractual expense reduction was .040%.
The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed
.12% for Class J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2021.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value
Period from November 1, 2019 through October 31, 2020
R-6 Expiration
Global Diversified Income Fund .02
February 28, 2021
Global Real Estate Securities Fund .02
February 28, 2021
High Yield Fund .02
February 28, 2021
International Emerging Markets Fund .04
February 28, 2021
International Fund I .04
February 28, 2021
LargeCap Growth Fund I .02
February 28, 2021
MidCap Fund .02
February 28, 2021
MidCap Value Fund I .02
February 28, 2021
Real Estate Securities Fund .02
February 28, 2021
SmallCap Fund .02
February 28, 2021
SmallCap Value Fund II .02
February 28, 2022
Expiration
Core Plus Bond Fund .060%
February 28, 2021
Diversified International Fund .100
February 29, 2020
Global Diversified Income Fund .080
February 28, 2021
High Income Fund .015
February 28, 2022
International Emerging Markets Fund .150
February 29, 2020
International Fund I .150
February 29, 2020
LargeCap Growth Fund I .016
February 28, 2021
MidCap Value Fund I .020
February 28, 2021
SmallCap Value Fund II .020*
February 28, 2022
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
114
or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2020, were as follows
(amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At October 31, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 182 $ 15 N/A
Core Fixed Income Fund 106 6 $ 10
Core Plus Bond Fund 67 N/A 8
Diversified International Fund 84 — 3
Equity Income Fund 319 23 2
Finisterre Unconstrained Emerging Markets Bond Fund 3 N/A N/A
Global Diversified Income Fund 208 58 N/A
Global Real Estate Securities Fund 27 3 N/A
Government & High Quality Bond Fund 88 4 3
High Income Fund 6 N/A N/A
High Yield Fund 79 5 N/A
Inflation Protection Fund 8 N/A —
International Emerging Markets Fund 48 1 1
International Fund I 16 N/A N/A
LargeCap Growth Fund I 178 N/A 6
LargeCap S&P 500 Index Fund 231 5 24
MidCap Fund 278 4 3
MidCap Value Fund I 60 N/A 1
Money Market Fund 16 N/A 60
Principal Capital Appreciation Fund 158 1 N/A
Real Estate Securities Fund 114 8 2
Short-Term Income Fund 268 5 7
SmallCap Fund 95 1 2
SmallCap Value Fund II 11 N/A —
Tax-Exempt Bond Fund 71 11 N/A
Institutional R-5 R-6
Core Fixed Income Fund 67 – 155,128
Core Plus Bond Fund 534 – N/A
Diversified International Fund 555 – 473,879
Equity Income Fund 65,753 – N/A
Finisterre Unconstrained Emerging Markets
Bond Fund 105 N/A N/A
Global Diversified Income Fund 33 N/A 1,076
Global Real Estate Securities Fund 634 – 6,735
Government & High Quality Bond Fund 6 – N/A
High Income Fund 226,825 N/A N/A
High Yield Fund 398 N/A 10,875
Inflation Protection Fund 95,139 – N/A
International Emerging Markets Fund 17 – –
International Fund I – – 11,241
LargeCap Growth Fund I – – 256,188
LargeCap S&P 500 Index Fund 1,722 – N/A
MidCap Fund 411 – –
MidCap Value Fund I – – 74,942
Principal Capital Appreciation Fund 9,269 – N/A
Real Estate Securities Fund 215 252 33,416
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
115
Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $39,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the year ended October 31, 2020 .
6. Investment Transactions
For the year ended October 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended October 31, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
During the year ended October 31, 2020, Diversified International Fund had $155,177,000 of in-kind contributions from an affiliate of the
Manager.
Institutional R-5 R-6
Short-Term Income Fund 156,254 – N/A
SmallCap Fund 122 – 531
SmallCap Value Fund II – – 41,295
Tax-Exempt Bond Fund 25 N/A N/A
Purchases Sales
California Municipal Fund $ 306,585 $ 250,313
Core Fixed Income Fund 3,240,092 942,627
Core Plus Bond Fund 891,440 1,368,577
Diversified International Fund 5,248,359 6,800,766
Equity Income Fund 1,683,077 1,264,548
Finisterre Unconstrained Emerging Markets
Bond Fund 491,777 505,033
Global Diversified Income Fund 4,640,021 6,545,533
Global Real Estate Securities Fund 1,236,810 1,317,734
Government & High Quality Bond Fund 711,662 895,458
High Income Fund 2,146,580 2,075,763
High Yield Fund 2,190,832 1,954,900
Inflation Protection Fund 125,770 122,723
International Emerging Markets Fund 148,371 230,267
International Fund I 214,056 278,594
LargeCap Growth Fund I 3,523,202 4,820,116
LargeCap S&P 500 Index Fund 351,406 1,156,839
MidCap Fund 2,975,176 2,479,000
MidCap Value Fund I 1,453,555 1,601,667
Principal Capital Appreciation Fund 607,663 722,383
Real Estate Securities Fund 1,948,292 1,650,404
Short-Term Income Fund 3,163,363 3,000,662
SmallCap Fund 259,629 260,633
SmallCap Value Fund II 781,012 827,227
Tax-Exempt Bond Fund 514,769 408,313
Purchases Sales
Core Fixed Income Fund $ 1,056,805 $ 722,597
Core Plus Bond Fund 226,907 506,787
Finisterre Unconstrained Emerging Markets
Bond Fund 70,514 70,298
Global Diversified Income Fund 195,131 199,422
Government & High Quality Bond Fund 582,182 437,363
High Yield Fund 152,387 228,947
Inflation Protection Fund 1,232,693 1,318,917
Short-Term Income Fund 752,088 946,516
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
116
Ordinary Income
Tax-Exempt Income*
Long-Term
Capital Gain^
Return of Capital
Section 1250 Gain**
2020
2019
2020
2019
2020
2019
2020
2019
2020
2019
California Municipal Fund
$ 26
$ —
$ 12, 277
$ 12,644
$ —
$ —
$ —
$ —
$ —
$ —
Core Fixed Income Fund
209,289
108,747
—
—
—
—
—
—
—
—
Core Plus Bond Fund
19,528
99,460
—
—
—
—
—
—
—
—
Diversified International Fund
280,076
200,201
—
—
—
500,544
—
—
—
—
Equity Income Fund
156,744
208,810
—
—
221,910
272,242
—
—
—
—
Finisterre Unconstrained Emerging
Markets Bond Fund
13,109
4,681
—
—
—
—
—
—
—
—
Global Diversified Income Fund
287,779
376,884
—
—
—
—
17,238
—
—
—
Global Real Estate Securities Fund
49,107
131,550
—
—
95,125
20,997
—
—
2,666
—
Government & High Quality Bond Fund
38,034
40,696
—
—
—
—
—
—
—
—
High Income Fund
181,729
222,304
—
—
—
—
—
—
—
—
High Yield Fund
160,775
166,734
—
—
—
—
—
—
—
—
Inflation Protection Fund
18,773
67,442
—
—
—
—
—
—
—
—
International Emerging Markets Fund
6,248
7,818
—
—
3,644
16,036
—
—
—
—
International Fund I
8,892
8,609
—
—
—
16,666
—
—
—
—
LargeCap Growth Fund I
23,463
42,164
—
—
764,209
874,774
—
—
—
—
LargeCap S&P 500 Index Fund
118,462
101,828
—
—
110,603
250,719
—
—
—
—
MidCap Fund
95,003
30,995
—
—
731,245
1,454,724
—
—
—
—
MidCap Value Fund I
54,376
21,033
—
—
73,121
78,862
—
—
—
—
Money Market Fund
3,391
9,721
—
—
—
—
—
—
—
—
Principal Capital Appreciation Fund
19,723
48,045
—
—
127,439
499,595
—
—
—
—
Real Estate Securities Fund
79,886
79,813
—
—
56,499
72,330
—
—
5,814
9,852
Short-Term Income Fund
99,847
118,525
—
—
—
—
—
—
—
—
SmallCap Fund
1,187
20,127
—
—
38,388
63,611
—
—
—
—
SmallCap Value Fund II
9,195
29,939
—
—
—
135,930
—
—
—
—
Tax-Exempt Bond Fund
5
9
14,150
13,828
—
—
—
—
—
—
7. Federal Tax Information
* The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2020 and
October 31, 2019 were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 589 $ — $ (13,986) $ 34,064 $ — $ 20,667
Core Fixed Income Fund 2,183 — — (9,790) 422,263 33 414,689
Core Plus Bond Fund 26,106 — 4,863 — 23,285 (121) 54,133
Diversified International Fund 130,083 — — (333,940) 1,727,390 — 1,523,533
Equity Income Fund 7,812 — — (72,509) 2,602,990 — 2,538,293
Finisterre Unconstrained Emerging Markets
Bond Fund 2,723 — — — (3,195) — (472)
Global Diversified Income Fund — — — (759,557) (256,575) (19,080) (1,035,212)
Global Real Estate Securities Fund 2,490 — — (62,400) (36,671) — (96,581)
Government & High Quality Bond Fund — — — (90,236) 35,580 (97) (54,753)
High Income Fund 2,598 — — (266,565) (32,748) (2,377) (299,092)
High Yield Fund 3,686 — — (273,117) (12,079) (6,600) (288,110)
Inflation Protection Fund 7,015 — — (11,504) 114,758 (1,571) 108,698
International Emerging Markets Fund 630 — — (9,467) 41,202 — 32,365
International Fund I 3,835 — 16,824 — 32,410 — 53,069

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
117
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2020, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2020 , the MidCap Fund intends to defer late-year ordinary losses of $3,434,000.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
LargeCap Growth Fund I 207,765 — 635,112 — 4,867,843 — 5,710,720
LargeCap S&P 500 Index Fund 120,147 — 270,437 — 2,945,716 — 3,336,300
MidCap Fund — — 236,670 (3,434) 7,140,730 — 7,373,966
MidCap Value Fund I 24,573 — — (11,396) (91,581) — (78,404)
Principal Capital Appreciation Fund 13,378 — 87,367 — 902,461 — 1,003,206
Real Estate Securities Fund — — 29,920 — 627,606 — 657,526
Short-Term Income Fund 31,656 — 9,058 — 101,921 — 142,635
SmallCap Fund 5,663 — 13,732 — 64,964 — 84,359
SmallCap Value Fund II 4,193 — — (68,719) (54,221) — (118,747)
Tax-Exempt Bond Fund — 654 — (11,672) 24,126 (157) 12,951
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 13,125 $ 861 $ 13,986
Core Fixed Income Fund — 9,790 9,790
Diversified International Fund 331,464 2,476 333,940 *
Equity Income Fund 72,509 — 72,509
Global Diversified Income Fund 368,442 391,115 759,557
Global Real Estate Securities Fund 62,400 — 62,400
Government & High Quality Bond
Fund 9,105 81,131 90,236
High Income Fund 67,201 199,364 266,565
High Yield Fund 10,472 262,645 273,117
Inflation Protection Fund — 11,504 11,504
International Emerging Markets Fund 9,467 — 9,467
MidCap Value Fund I — 11,396 11,396
SmallCap Value Fund II 30,944 37,775 68,719
Tax-Exempt Bond Fund 9,772 1,900 11,672
Utilized
Core Fixed Income Fund $ 18,982
Diversified International Fund 60,132
Inflation Protection Fund 34,462
International Fund I 13,433
Short-Term Income Fund 9,551
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
118
gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of October 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
*The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Core Plus Bond Fund $ (18,190) $ 18,190
Diversified International Fund (29,999) 29,999
Equity Income Fund (651) 651
Global Diversified Income Fund 3 (3)
Global Real Estate Securities Fund 1,128 (1,128)
Government & High Quality Bond Fund 12 (12)
International Emerging Markets Fund (386) 386
International Fund I (1,106) 1,106
LargeCap Growth Fund I (108,894) 108,894
LargeCap S&P 500 Index Fund (65,841) 65,841
MidCap Fund (40,543) 40,543
MidCap Value Fund I 394 (394)
Principal Capital Appreciation Fund (8,521) 8,521
Real Estate Securities Fund (694) 694
Short-Term Income Fund (1,896) 1,896
SmallCap Fund (2,327) 2,327
SmallCap Value Fund II 21 (21)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 37,307 $ (3,271) $ 34,036 $ 610,768
Core Fixed Income Fund 473,192 (50,929) 422,263 9,188,220
Core Plus Bond Fund 35,240 (11,954) 23,286 720,616
Diversified International Fund 2,371,094 (644,891) 1,726,203 9,347,364
Equity Income Fund 2,938,807 (335,817) 2,602,990 5,153,171
Finisterre Unconstrained Emerging Markets Bond Fund 4,956 (8,150) (3,194) 223,45 8
Global Diversified Income Fund 197,637 (454,278) (256,641) 5,107,431
Global Real Estate Securities Fund 340,847 (377,545) (36,698) 2,775,339
Government & High Quality Bond Fund 56,458 (20,878) 35,580 1,736,745
High Income Fund 97,285 (130,032) (32,747) 3,072,751
High Yield Fund 102,836 (115,130) (12,294) 3,033,43 0
Inflation Protection Fund 152,306 (37,519) 114,787 1,668,33 8
International Emerging Markets Fund 58,198 (16,988) 41,210 218,601
International Fund I 49,318 (16,934) 32,384 258,562
LargeCap Growth Fund I 5,017,041 (149,199) 4,867,842 6,356,467
LargeCap S&P 500 Index Fund 3,248,875 (303,159) 2,945,716 2,826,851
MidCap Fund 7,649,715 (508,984) 7,140,731 11,662,252
MidCap Value Fund I 213,577 (305,160) (91,583) 2,222,690
Money Market Fund — — — 789,932
Principal Capital Appreciation Fund 931,977 (29,515) 902,462 904,554
Real Estate Securities Fund 1,005,727 (378,122) 627,605 3,805,442
Short-Term Income Fund 119,729 (17,809) 101,920 5,829,948
SmallCap Fund 155,605 (90,641) 64,964 638,262
SmallCap Value Fund II 85,638 (139,858) (54,220) 867,844
Tax-Exempt Bond Fund
*
30,969 (6,864) 24,105 611,502
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
119
and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of
Class R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class R-2 shares will automatically convert into
Class R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders.
On December 15, 2020, the Fund’s Board of Directors approved the liquidation of Class A shares for High Income Fund, Inflation Protection
Fund, International Fund I, and SmallCap Value Fund II. Following the close of business on February 23, 2021, outstanding Class A shares of the funds will be redeemed at net asset value on such date and proceeds will be sent to shareholders of record. The Fund expects that the liquidation and redemption of Class A shares will result in capital gain or loss to the taxable shareholders in the same manner as a voluntary redemption. Taxable shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption, as well as any voluntary redemption or exchange prior to the liquidation date. There were no other items requiring adjustment of the financial statements or additional disclosure.
8. Other Matters (continued)

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
120
INVESTMENT COMPANIES - 0 .40 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .40%
iShares California Muni Bond ETF 42,578 $ 2,636
TOTAL INVESTMENT COMPANIES $ 2,636
MUNICIPAL BONDS - 101 .26%
Principal
Amount (000's) Value (000's)
California - 99 .85%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,629
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,147
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 7,881
5.00%, 10/01/2036 6,250 7,197
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,147
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2045 750 879
5.00%, 10/01/2050 1,000 1,162
California County Tobacco Securitization Agency
4.00%, 06/01/2036 300 346
4.00%, 06/01/2039 200 228
4.00%, 06/01/2040 330 375
4.00%, 06/01/2049 500 554
5.00%, 06/01/2049 200 227
5.00%, 06/01/2050 500 553
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,194
5.00%, 10/01/2045 1,000 1,181
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,594
5.00%, 08/15/2031 2,700 3,289
5.00%, 08/15/2033 1,750 2,072
5.00%, 08/15/2034 2,000 2,412
5.00%, 02/01/2035 2,000 2,257
5.00%, 11/15/2046
(b)
4,504 5,525
5.00%, 11/15/2048 2,785 3,301
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,156
California Housing Finance
4.25%, 01/15/2035 8,837 9,938
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,480
5.00%, 08/01/2036 2,250 2,839
5.00%, 08/01/2037 1,000 1,257
5.00%, 08/01/2038 1,175 1,472
5.00%, 08/01/2039 1,130 1,411
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 4,295
4.00%, 07/15/2029 11,500 11,424
4.00%, 10/01/2039 2,150 2,341
5.00%, 05/15/2033 1,000 1,189
5.00%, 05/15/2034 1,000 1,184
5.00%, 12/31/2034 7,550 8,841
5.00%, 12/31/2036 3,000 3,486
5.00%, 05/15/2038 2,000 2,333
5.00%, 12/31/2038 5,500 6,351
5.00%, 10/01/2044 1,000 1,149
5.25%, 11/01/2036 4,000 4,587
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 718
5.00%, 05/15/2044
(a)
5,000 5,969
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
$ 10,000 $ 12,228
California Pollution Control Financing Authority
0.50%, 08/01/2023
(c),(d)
3,950 3,950
3.00%, 11/01/2025 10,500 11,451
3.25%, 12/01/2027
(c)
2,000 2,166
4.30%, 07/01/2040 3,400 3,847
5.00%, 07/01/2029
(d)
1,000 1,199
5.00%, 07/01/2030
(d)
2,000 2,100
5.00%, 07/01/2037
(d)
10,000 10,411
5.00%, 07/01/2039
(d)
4,250 4,898
5.00%, 11/21/2045
(d)
1,500 1,705
California Public Finance Authority
0.10%, 08/01/2052
(c)
1,745 1,745
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,153
5.00%, 08/01/2038
(d)
1,000 1,159
California State Public Works Board
5.00%, 11/01/2037 1,375 1,491
5.00%, 10/01/2039 4,500 5,210
California State University
5.00%, 11/01/2037 2,000 2,458
California Statewide Communities Development
Authority
0.11%, 07/15/2040
(c)
5,500 5,500
3.00%, 06/01/2029
(d)
750 713
4.00%, 02/01/2022 830 836
4.00%, 02/01/2025 940 955
4.00%, 09/02/2029 1,000 1,100
4.00%, 07/01/2048 1,800 1,976
5.00%, 10/01/2028 1,875 2,125
5.00%, 11/01/2032
(d)
1,135 1,229
5.00%, 05/15/2034 4,855 5,388
5.00%, 06/01/2034
(d)
375 397
5.00%, 09/02/2034 1,000 1,170
5.00%, 12/01/2036
(d)
5,000 5,519
5.00%, 04/01/2038
(c)
10,000 13,158
5.00%, 09/02/2038 3,000 3,479
5.00%, 06/01/2039
(d)
475 496
5.00%, 09/02/2039 745 852
5.00%, 09/02/2039 900 1,026
5.00%, 09/02/2039 945 1,096
5.00%, 05/15/2040 3,500 3,826
5.00%, 09/02/2040 1,000 1,134
5.00%, 12/01/2041
(d)
1,100 1,201
5.00%, 09/02/2044 1,425 1,602
5.00%, 12/01/2046
(d)
1,620 1,752
5.00%, 09/02/2048 940 1,073
5.00%, 09/02/2049 600 676
5.00%, 06/01/2051
(d)
1,950 2,001
5.25%, 12/01/2034 3,500 3,842
5.25%, 12/01/2038
(d)
1,000 1,143
5.25%, 12/01/2043
(d)
3,825 4,318
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,067
6.00%, 05/01/2043 1,550 1,563
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,431
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,161
5.00%, 09/01/2049 2,000 2,205
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,384

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
121
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
4.00%, 05/15/2036 $ 5,000 $ 5,870
5.00%, 05/15/2026 1,000 1,176
5.00%, 05/15/2026 3,500 4,244
5.00%, 05/15/2028 3,175 3,988
5.00%, 05/15/2031 295 322
5.00%, 05/15/2035 5,425 6,648
5.00%, 05/15/2036 1,500 1,723
5.00%, 05/15/2037
(b)
3,463 4,212
5.00%, 05/15/2038 1,155 1,400
5.00%, 05/15/2039
(b)
2,416 2,921
5.00%, 05/15/2042
(b)
966 1,103
5.00%, 05/15/2044
(b)
6,644 7,732
5.00%, 05/15/2044
(b)
2,980 3,557
5.00%, 05/15/2044
(b)
443 520
5.00%, 05/15/2047
(b)
2,819 3,244
5.25%, 05/15/2048
(b)
1,611 1,907
City of Oroville CA
5.25%, 04/01/2049 2,500 2,687
5.25%, 04/01/2054 2,500 2,677
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,756
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,223
5.00%, 11/01/2036 2,010 2,106
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,534
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,146
County of Riverside CA
4.00%, 06/30/2021 5,000 5,124
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,562
5.00%, 07/01/2037 2,000 2,363
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,284
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
Eastern Municipal Water District
4.00%, 09/01/2050 1,000 1,079
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 568
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,554
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,210
5.00%, 06/01/2028 7,035 8,631
5.25%, 06/01/2047 7,500 7,727
5.30%, 06/01/2037 9,000 9,280
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,335
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,114
La Verne Public Financing Authority
7.25%, 09/01/2026 525 527
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,536
5.50%, 11/15/2030 1,010 1,336
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 $ 2,000 $ 2,369
5.00%, 08/01/2042 1,400 1,502
5.00%, 12/01/2045
(b)
5,500 6,368
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,425
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,358
5.25%, 07/01/2042 6,500 8,042
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,174
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,713
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,802
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,228
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,653
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,127
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 6,919
5.00%, 03/01/2047 1,500 1,734
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,904
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,352
4.00%, 08/01/2037
(a)
1,505 1,716
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,216
5.00%, 09/01/2029
(a)
1,000 1,205
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,304
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,074
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,066
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,968
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 2,809
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,423
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,212
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,480
5.00%, 11/01/2036
(a)
3,330 4,145

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
122
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
$ 855 $ 492
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 148
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,168
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,760
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,476
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,641
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,829
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,750
5.00%, 07/01/2037 2,300 2,677
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,344
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,450
4.00%, 07/01/2038 2,000 2,285
4.00%, 07/01/2044 1,000 1,094
5.00%, 07/01/2042 5,000 5,794
5.00%, 07/01/2044 2,000 2,430
5.00%, 07/01/2049 1,500 1,775
San Diego County Water Authority
5.00%, 05/01/2031
(f)
1,000 1,373
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,190
5.00%, 08/01/2030 1,000 1,369
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,537
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050 2,000 2,100
4.00%, 08/01/2033 1,500 1,832
4.00%, 08/01/2045 3,000 3,497
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,518
4.00%, 07/01/2037 2,500 2,889
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,188
5.00%, 05/01/2034 1,000 1,222
5.00%, 05/01/2038 2,500 3,061
5.00%, 05/01/2042 1,500 1,737
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,710
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,035
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,192
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,486
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 $ 900 $ 1,022
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,756
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,897
4.00%, 08/01/2038 2,975 3,486
4.00%, 08/01/2039 1,510 1,765
South Placer Wastewater Authority/CA
5.00%, 11/01/2035 500 711
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,709
5.00%, 11/01/2029 2,725 3,463
5.25%, 07/01/2029 695 717
5.25%, 07/01/2031 695 717
State of California
0.08%, 05/01/2034
(c)
5,800 5,800
0.09%, 05/01/2034
(c)
1,000 1,000
2.45%, 12/01/2031 380 386
4.00%, 09/01/2033 1,580 1,818
5.00%, 09/01/2034 5,000 6,108
5.00%, 02/01/2038 1,450 1,587
5.00%, 04/01/2043 3,380 3,714
5.25%, 11/01/2040 1,500 1,500
6.00%, 03/01/2033 190 190
6.00%, 03/01/2033 480 482
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,696
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,285
5.00%, 06/01/2035 500 640
5.00%, 06/01/2036 2,645 3,366
5.00%, 06/01/2048 5,000 6,041
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 519
5.00%, 10/01/2035 500 632
5.00%, 10/01/2037 700 878
5.00%, 10/01/2038 1,000 1,251
5.00%, 10/01/2045 1,500 1,837
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,184
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,146
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,020
University of California
5.00%, 05/15/2044 1,000 1,137
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,874
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,796
$ 653,124
Guam - 1 .41%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,821
5.00%, 01/01/2050 4,390 5,241

Schedule of Investments
California Municipal Fund
October 31, 2020
See accompanying notes.
123
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam (continued)
Port Authority of Guam
5.00%, 07/01/2048 $ 1,000 $ 1,156
$ 9,218
TOTAL MUNICIPAL BONDS $ 662,342
Total Investments $ 664,978
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.08)%
Notes with interest rates of 0.16% - 0.20% at
October 31, 2020 and contractual maturities of
collateral of 2023-2027.
(g)
$ (20,146) (20,146)
Total Net Investments $ 644,832
Other Assets and Liabilities -  1.42% 9,268
TOTAL NET ASSETS - 100.00% $ 654,100
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See notes for additional information.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,490 or 8.33% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 73 .16%
General Obligation Unlimited 11 .78%
Insured 9 .10%
Special Assessment 2 .57%
Prerefunded 2 .07%
Tax Allocation 1 .14%
Revenue Notes 0 .78%
Special Tax 0 .50%
Investment Companies 0 .40%
Certificate Participation 0 .16%
Liability For Floating Rate Notes Issued ( 3 .08 ) %
Other Assets and Liabilities
1 .42%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
124
INVESTMENT COMPANIES - 6 .76 % Shares Held Value (000's)
Money Market Funds - 6 .76%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
38,861 $ 39
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
646,517,126 646,517
$ 646,556
TOTAL INVESTMENT COMPANIES $ 646,556
COMMON STOCKS - 0 .24 % Shares Held Value (000's)
Oil & Gas - 0 .04%
Whiting Petroleum Corp
(d)
294,723 $ 4,303
Transportation - 0 .20%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 19,166
TOTAL COMMON STOCKS $ 23,469
BONDS - 60 .81%
Principal
Amount (000's) Value (000's)
Airlines - 0 .68%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(h)
$ 30,000 $ 31,528
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(h)
17,992 18,391
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,768 6,542
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 9,000 8,426
$ 64,887
Apparel - 0 .15%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,251
Automobile Floor Plan Asset Backed Securities - 1 .07%
Ford Credit Floorplan Master Owner Trust A
0.55%, 10/15/2023 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.40%
0.75%, 09/15/2024 40,000 40,190
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
0.79%, 05/25/2024
(h)
14,000 14,007
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
0.58%, 11/15/2023 20,000 20,042
1.00 x 1 Month USD LIBOR + 0.43%
0.71%, 02/15/2024 26,845 26,946
1.00 x 1 Month USD LIBOR + 0.56%
$ 102,186
Automobile Manufacturers - 1 .01%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 29,997
1.95%, 05/20/2022 48,000 49,167
2.30%, 09/09/2026 7,000 7,464
3.80%, 09/20/2021
(h)
10,000 10,304
$ 96,932
Banks - 11 .40%
Bank of America Corp
0.81%, 10/24/2024
(i)
20,000 20,020
United States Secured Overnight Financing
Rate + 0.74%
2.46%, 10/22/2025
(i)
35,000 36,965
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,493
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,786
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 11,311
3.97%, 02/07/2030
(i)
8,000 9,234
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,639
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 $ 50,000 $ 52,628
2.20%, 08/16/2023 9,500 9,956
2.80%, 05/04/2026 8,000 8,794
3.00%, 10/30/2028 9,000 9,949
Citigroup Inc
0.78%, 10/30/2024
(i)
9,000 8,995
United States Secured Overnight Financing
Rate + 0.69%
2.98%, 11/05/2030
(i)
51,000 54,832
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 25,401
4.45%, 09/29/2027 8,000 9,230
4.50%, 01/14/2022 4,900 5,137
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,204
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 62,258
2.60%, 06/15/2022 10,000 10,331
3.65%, 01/25/2024 14,000 15,247
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 21,000 23,250
3.63%, 01/22/2023 7,000 7,469
3.81%, 04/23/2029
(i)
13,000 14,831
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 26,707
5.25%, 07/27/2021 13,000 13,467
JPMorgan Chase & Co
2.74%, 10/15/2030
(i)
47,000 50,287
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,275
3.63%, 05/13/2024 15,900 17,528
3.68%, 12/31/2049
(k)
3,911 3,686
3 Month USD LIBOR + 3.47%
3.90%, 07/15/2025 8,000 9,048
KeyCorp
2.25%, 04/06/2027 30,000 31,515
2.55%, 10/01/2029 50,000 53,208
Morgan Stanley
0.86%, 10/21/2025
(i)
7,500 7,490
United States Secured Overnight Financing
Rate + 0.75%
2.70%, 01/22/2031
(i)
38,000 40,499
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,779
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 11,293
4.00%, 07/23/2025 5,000 5,682
4.88%, 11/01/2022 2,000 2,163
5.50%, 07/28/2021 5,900 6,122
6.25%, 08/09/2026 4,000 5,065
PNC Bank NA
2.70%, 10/22/2029 53,000 56,821
2.95%, 02/23/2025 10,000 10,894
3.10%, 10/25/2027 4,750 5,276
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(i),(k)
19,800 20,336
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 53,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 22,115
3.30%, 05/15/2026 5,000 5,565

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
2.70%, 01/27/2022 $ 9,500 $ 9,758
US Bancorp
2.95%, 07/15/2022 5,000 5,211
3.00%, 03/15/2022 2,000 2,070
3.00%, 07/30/2029 6,000 6,628
3.15%, 04/27/2027 3,800 4,251
3.60%, 09/11/2024 12,000 13,287
3.90%, 04/26/2028 5,000 5,891
4.13%, 05/24/2021 3,000 3,055
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 36,164
2.80%, 01/27/2025 7,000 7,573
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 33,754
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 34,058
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,484
$ 1,089,868
Beverages - 0 .36%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 14,000 17,201
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 14,000 17,577
$ 34,778
Biotechnology - 2 .61%
Amgen Inc
2.20%, 02/21/2027 11,500 12,081
2.45%, 02/21/2030 40,000 42,161
3.63%, 05/15/2022 8,000 8,333
3.88%, 11/15/2021 38,529 39,563
Biogen Inc
2.25%, 05/01/2030 65,000 65,500
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,905
2.60%, 10/01/2040 19,000 18,420
3.50%, 02/01/2025 10,000 11,009
3.65%, 03/01/2026 21,000 23,708
4.40%, 12/01/2021 9,900 10,234
$ 249,914
Chemicals - 0 .96%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
24,000 25,516
Airgas Inc
3.65%, 07/15/2024 12,750 13,984
Westlake Chemical Corp
3.38%, 06/15/2030 4,500 4,827
3.60%, 08/15/2026 43,000 47,070
$ 91,397
Commercial Services - 0 .34%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,343
4.50%, 08/16/2021
(h)
6,000 6,180
7.00%, 10/15/2037
(h)
13,000 19,043
$ 32,566
Computers - 0 .91%
Apple Inc
1.13%, 05/11/2025 10,000 10,189
2.05%, 09/11/2026 30,000 31,957
2.40%, 05/03/2023 14,650 15,383
3.20%, 05/11/2027 13,000 14,646
3.25%, 02/23/2026 13,000 14,533
$ 86,708
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities - 0 .37%
American Express Credit Account Master Trust
0.39%, 04/15/2024 $ 35,000 $ 35,053
1.00 x 1 Month USD LIBOR + 0.24%
Diversified Financial Services - 0 .49%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 8,174
5.13%, 01/20/2023 1,500 1,633
6.25%, 01/15/2036 10,325 13,001
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 21,645
4.85%, 01/15/2027 1,750 2,013
$ 46,466
Electric - 9 .11%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 25,926
Alabama Power Co
1.45%, 09/15/2030 25,000 24,821
3.45%, 10/01/2049 42,000 47,585
Berkshire Hathaway Energy Co
2.85%, 05/15/2051
(h)
23,000 22,619
4.05%, 04/15/2025
(h)
10,000 11,355
Black Hills Corp
2.50%, 06/15/2030 15,000 15,460
3.05%, 10/15/2029 39,500 42,725
3.15%, 01/15/2027 7,500 8,079
4.35%, 05/01/2033 8,000 9,517
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 10,562
Entergy Louisiana LLC
2.90%, 03/15/2051 7,000 7,260
3.25%, 04/01/2028 12,000 13,416
4.20%, 09/01/2048 31,000 38,829
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,168
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,262
3.15%, 10/01/2049 25,000 27,912
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(g)
9,300 —
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,990
3.50%, 09/30/2049 66,000 72,245
LG&E and KU Energy LLC
4.38%, 10/01/2021 5,900 6,047
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,317
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,364
4.30%, 01/15/2029
(h)
14,000 15,888
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,410
Nevada Power Co
2.40%, 05/01/2030 20,500 21,791
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 54,781
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 19,493
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(h)
13,000 12,909
2.95%, 04/01/2025
(j)
7,000 7,620
3.10%, 09/15/2049 33,500 36,747
4.10%, 11/15/2048 5,000 6,266
5.75%, 03/15/2029 21,000 27,400
PacifiCorp
5.25%, 06/15/2035 5,750 7,881
6.25%, 10/15/2037 2,500 3,594

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 17,000 $ 18,088
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 16,657
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,038 6,194
5.38%, 06/30/2035
(h)
21,236 23,392
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 10,764
3.55%, 02/15/2022 12,900 13,299
3.85%, 02/01/2048 7,900 8,668
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 10,751
TransAlta Corp
4.50%, 11/15/2022 19,650 20,338
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,172
3.85%, 03/15/2023 19,900 21,365
4.85%, 12/01/2048 7,000 9,120
5.15%, 11/15/2021 3,000 3,111
Xcel Energy Inc
2.60%, 12/01/2029 32,000 34,206
3.50%, 12/01/2049 24,000 26,563
$ 870,927
Electronics - 0 .49%
Keysight Technologies Inc
3.00%, 10/30/2029 43,000 46,528
Environmental Control - 0 .56%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,279
Republic Services Inc
2.30%, 03/01/2030 16,500 17,398
3.20%, 03/15/2025 13,000 14,223
3.55%, 06/01/2022 9,000 9,366
$ 53,266
Food - 0 .40%
Kraft Heinz Foods Co
3.75%, 04/01/2030
(h)
21,000 22,065
3.95%, 07/15/2025 15,000 16,220
$ 38,285
Gas - 0 .49%
NiSource Inc
2.95%, 09/01/2029 29,000 31,264
3.60%, 05/01/2030 14,000 15,903
$ 47,167
Healthcare - Services - 0 .71%
HCA Inc
4.13%, 06/15/2029 14,000 15,887
5.63%, 09/01/2028 2,000 2,328
5.88%, 05/01/2023 4,500 4,894
7.50%, 11/06/2033 1,950 2,634
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 9,365
2.88%, 08/15/2029 15,000 16,621
3.50%, 08/15/2039 14,000 16,061
$ 67,790
Insurance - 3 .04%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 36,094
1.85%, 03/12/2030 8,000 8,259
2.85%, 10/15/2050 30,500 31,071
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,487
3.75%, 08/15/2021
(j)
5,000 5,143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Fidelity National Financial Inc
3.40%, 06/15/2030 $ 32,000 $ 34,115
4.50%, 08/15/2028 39,500 45,273
5.50%, 09/01/2022 5,000 5,404
First American Financial Corp
4.00%, 05/15/2030 28,000 31,285
4.30%, 02/01/2023 21,800 23,070
4.60%, 11/15/2024 5,000 5,557
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 17,169
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 24,052
3.88%, 03/27/2028 7,000 8,175
4.50%, 11/16/2021 7,000 7,306
$ 290,460
Internet - 0 .93%
Amazon.com Inc
2.80%, 08/22/2024 44,000 47,497
4.05%, 08/22/2047 32,650 41,883
$ 89,380
Iron & Steel - 0 .16%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 14,889
Lodging - 0 .58%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 43,828
3.70%, 01/15/2031 11,000 11,445
$ 55,273
Media - 2 .10%
Comcast Corp
2.65%, 02/01/2030 33,000 35,583
3.30%, 02/01/2027 10,000 11,178
3.95%, 10/15/2025 15,000 17,187
4.25%, 10/15/2030 4,500 5,491
6.45%, 03/15/2037 1,800 2,690
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,958
4.13%, 05/15/2029 22,000 25,093
5.30%, 05/15/2049 13,000 15,633
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,668
6.75%, 06/15/2039 6,000 8,024
7.30%, 07/01/2038 7,750 10,827
Walt Disney Co/The
2.00%, 09/01/2029 28,000 28,708
4.50%, 02/15/2021 7,000 7,083
6.40%, 12/15/2035 8,900 13,315
$ 200,438
Oil & Gas - 2 .26%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,397
3.12%, 05/04/2026 10,000 10,951
3.41%, 02/11/2026 13,000 14,378
3.94%, 09/21/2028 13,000 14,896
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,282
3.56%, 11/01/2021 17,000 17,511
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 9,117
3.80%, 04/15/2024 35,000 37,437
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,682
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 9,723
Nabors Industries Inc
5.10%, 09/15/2023 5,000 2,500
Phillips 66
4.30%, 04/01/2022 28,000 29,410

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc
2.80%, 05/15/2023 $ 8,000 $ 8,360
3.60%, 12/01/2024 18,000 19,540
4.00%, 11/15/2047 4,500 4,450
9.25%, 10/15/2021 9,475 10,224
Valaris plc
0.00%, 06/01/2022
(d)
8,650 605
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 4,387
$ 215,850
Oil & Gas Services - 0 .49%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h),(j)
10,000 10,391
4.00%, 12/21/2025
(h)
33,000 36,780
$ 47,171
Other Asset Backed Securities - 1 .17%
Drug Royalty III LP 1
1.84%, 10/15/2031
(h)
2,232 2,195
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(h)
917 917
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(h)
869 872
4.27%, 10/15/2031
(h)
2,870 2,953
PFS Financing Corp
0.70%, 09/15/2023
(h)
40,000 40,049
1.00 x 1 Month USD LIBOR + 0.55%
0.70%, 04/15/2024
(h)
13,000 12,970
1.00 x 1 Month USD LIBOR + 0.55%
Verizon Owner Trust 2017-3
0.42%, 04/20/2022
(h)
713 713
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
0.57%, 04/22/2024 42,500 42,635
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025
(l)
8,500 8,497
$ 111,801
Packaging & Containers - 0 .12%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,237
6.88%, 07/15/2033
(h)
6,900 8,901
$ 11,138
Pharmaceuticals - 2 .05%
AbbVie Inc
2.15%, 11/19/2021
(h)
33,000 33,593
2.30%, 11/21/2022
(h)
18,000 18,651
2.90%, 11/06/2022 14,650 15,339
Bristol-Myers Squibb Co
3.20%, 06/15/2026 20,000 22,388
3.40%, 07/26/2029 27,000 31,264
3.45%, 11/15/2027 9,000 10,266
3.90%, 02/20/2028 10,500 12,330
CVS Health Corp
3.00%, 08/15/2026 7,000 7,623
4.30%, 03/25/2028 13,000 15,054
5.05%, 03/25/2048 23,000 29,171
$ 195,679
Pipelines - 1 .48%
ANR Pipeline Co
9.63%, 11/01/2021 900 978
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,739
4.15%, 07/01/2023 10,000 9,838
4.35%, 10/15/2024 8,000 7,760
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,713
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
$ 22,000 $ 23,943
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,324
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 14,393
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,647
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,724
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,259
7.25%, 08/15/2038 10,000 14,535
$ 141,990
REITs - 9 .49%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 12,646
2.75%, 12/15/2029 14,500 15,578
3.38%, 08/15/2031 30,000 33,653
4.30%, 01/15/2026 9,900 11,422
4.90%, 12/15/2030 4,250 5,284
American Tower Corp
1.88%, 10/15/2030 20,000 19,724
2.10%, 06/15/2030 3,000 3,013
2.40%, 03/15/2025 7,000 7,407
2.75%, 01/15/2027 53,000 56,853
3.38%, 10/15/2026 5,000 5,528
CBL & Associates LP
5.95%, 12/15/2026 13,750 5,151
Crown Castle International Corp
2.25%, 01/15/2031 13,000 13,065
3.10%, 11/15/2029 8,000 8,597
4.00%, 11/15/2049 17,000 18,905
4.30%, 02/15/2029 13,000 15,078
CubeSmart LP
2.00%, 02/15/2031 26,000 25,324
3.00%, 02/15/2030 18,000 19,256
4.00%, 11/15/2025 5,000 5,588
4.38%, 12/15/2023 8,000 8,781
4.38%, 02/15/2029 2,000 2,328
Duke Realty LP
2.88%, 11/15/2029 12,500 13,636
3.25%, 06/30/2026 5,000 5,528
3.38%, 12/15/2027 25,000 27,964
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 9,098
3.63%, 01/15/2028 3,500 3,872
3.88%, 05/01/2025 5,000 5,468
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 7,349
3.00%, 01/15/2030 50,000 53,744
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 44,346
3.63%, 10/01/2029 32,000 32,280
4.75%, 01/15/2028 7,000 7,612
5.25%, 01/15/2026 8,000 8,845
Physicians Realty LP
4.30%, 03/15/2027 17,900 19,169
SBA Tower Trust
2.33%, 07/15/2052
(h)
10,000 10,058
2.84%, 01/15/2050
(h)
30,000 31,784
Service Properties Trust
4.35%, 10/01/2024 12,000 10,620
4.50%, 06/15/2023
(j)
5,000 4,813
4.65%, 03/15/2024 5,650 5,078
4.95%, 02/15/2027 5,900 4,956
5.00%, 08/15/2022 14,650 14,467

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Simon Property Group LP
2.00%, 09/13/2024 $ 32,000 $ 33,013
2.75%, 02/01/2023 7,000 7,280
STORE Capital Corp
4.63%, 03/15/2029 33,500 36,309
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,223
3.85%, 04/01/2027 21,000 22,850
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 10,013
Welltower Inc
2.70%, 02/15/2027 12,000 12,628
2.75%, 01/15/2031 7,000 7,157
3.10%, 01/15/2030 23,000 24,239
3.75%, 03/15/2023 3,000 3,181
4.13%, 03/15/2029 6,000 6,808
4.25%, 04/15/2028 4,000 4,540
4.50%, 01/15/2024 5,000 5,502
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 58,108
WP Carey Inc
2.40%, 02/01/2031 21,000 20,732
3.85%, 07/15/2029 30,000 33,111
$ 907,562
Savings & Loans - 0 .07%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,985
Semiconductors - 0 .32%
NVIDIA Corp
2.85%, 04/01/2030 14,000 15,513
3.50%, 04/01/2040 13,000 15,065
$ 30,578
Software - 0 .67%
Oracle Corp
2.50%, 05/15/2022 35,000 36,031
2.95%, 05/15/2025 25,900 28,185
$ 64,216
Telecommunications - 2 .21%
Corning Inc
2.90%, 05/15/2022 5,000 5,152
4.75%, 03/15/2042 4,650 5,708
5.45%, 11/15/2079 43,500 54,863
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
16,000 18,078
Qwest Corp
6.75%, 12/01/2021 20,800 21,857
Sprint Corp
7.88%, 09/15/2023 7,750 8,835
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
9,625 9,715
5.15%, 03/20/2028
(h)
16,500 19,226
T-Mobile USA Inc
2.05%, 02/15/2028
(h)
10,000 10,150
2.55%, 02/15/2031
(h)
20,000 20,382
3.00%, 02/15/2041
(h)
39,000 37,825
$ 211,791
Transportation - 0 .86%
Ryder System Inc
2.90%, 12/01/2026 51,000 55,164
3.35%, 09/01/2025 25,000 27,526
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(g)
14,000 —
$ 82,690
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .70%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(h)
$ 22,000 $ 21,956
2.70%, 11/01/2024
(h)
28,000 29,747
3.45%, 07/01/2024
(h)
9,000 9,760
4.88%, 07/11/2022
(h)
5,500 5,892
$ 67,355
TOTAL BONDS $ 5,814,215
SENIOR FLOATING RATE INTERESTS
- 0 .22%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(m)
$ 9,529 $ 8,731
3 Month USD LIBOR + 2.00%
Software - 0 .13%
Ivanti Software Inc
10.00%, 01/20/2025
(m)
12,250 12,107
3 Month USD LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 20,838
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 32 .48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .08%
3.00%, 10/01/2042 $ 7,458 $ 8,083
3.00%, 10/01/2042 7,302 7,768
3.00%, 11/01/2042 7,766 8,330
3.00%, 06/01/2043 8,466 8,998
3.00%, 12/01/2046 14,026 15,032
3.00%, 07/01/2047 13,736 14,367
3.50%, 04/01/2042 5,287 5,743
3.50%, 04/01/2045 6,899 7,623
3.50%, 03/01/2048 15,814 17,288
4.00%, 02/01/2046 9,431 10,373
9.00%, 01/01/2025 1 1
$ 103,606
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15 .59%
2.00%, 10/01/2050 12,807 13,241
2.00%, 10/01/2050 8,733 9,028
2.00%, 10/01/2050 52,940 54,698
2.00%, 10/01/2050 53,000 54,796
2.00%, 11/01/2050 15,029 15,525
2.00%, 11/01/2050 16,804 17,417
2.50%, 10/01/2050 52,100 54,557
2.50%, 10/01/2050 52,125 54,583
3.00%, 03/01/2042 5,509 5,843
3.00%, 03/01/2042 5,983 6,347
3.00%, 05/01/2042 6,328 6,721
3.00%, 06/01/2042 5,589 5,937
3.00%, 06/01/2042 5,991 6,357
3.00%, 08/01/2049 39,541 42,124
3.00%, 09/01/2049 35,885 37,606
3.00%, 10/01/2049 38,218 40,523
3.00%, 10/01/2049 39,146 40,975
3.00%, 10/01/2049 42,488 45,134
3.00%, 11/01/2049 41,177 43,886
3.00%, 11/01/2049 48,915 51,129
3.00%, 11/01/2049 42,493 44,721
3.00%, 03/01/2050 42,026 44,494
3.00%, 04/01/2050 44,619 47,396
3.50%, 12/01/2040 4,079 4,428
3.50%, 01/01/2042 3,957 4,368
3.50%, 02/01/2043 7,440 8,221
3.50%, 03/01/2045 7,645 8,445
3.50%, 06/01/2045 10,749 11,753
3.50%, 07/01/2045 8,217 8,984
3.50%, 11/01/2045 9,732 10,536
3.50%, 06/01/2046 38,271 41,205
3.50%, 08/01/2047 27,910 29,558
3.50%, 11/01/2047 14,285 15,141

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
129
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2047 $ 30,931 $ 32,776
3.50%, 09/01/2048 10,088 10,665
3.50%, 06/01/2049 24,614 26,001
3.50%, 07/01/2049 34,102 36,006
3.50%, 09/01/2049 34,956 36,901
3.50%, 09/01/2049 29,874 31,525
3.50%, 11/01/2049 38,710 41,191
3.50%, 11/01/2049 30,119 31,787
3.50%, 12/01/2049 34,777 36,700
4.00%, 09/01/2040 4,107 4,549
4.00%, 08/01/2043 6,255 6,942
4.00%, 08/01/2043 5,664 6,249
4.00%, 11/01/2043 5,307 5,824
4.00%, 11/01/2043 7,755 8,696
4.00%, 02/01/2044 7,369 8,183
4.00%, 07/01/2044 3,699 4,027
4.00%, 11/01/2044 5,862 6,436
4.00%, 09/01/2045 12,895 14,180
4.00%, 06/01/2046 27,859 30,697
4.00%, 08/01/2046 9,030 9,894
4.00%, 01/01/2047 7,908 8,485
4.00%, 08/01/2047 9,342 10,034
4.00%, 09/01/2048 21,978 23,459
4.00%, 10/01/2048 10,434 11,136
4.00%, 07/01/2049 24,572 26,236
4.00%, 09/01/2049 22,163 23,812
4.00%, 10/01/2049 39,487 42,811
4.50%, 12/01/2040 4,317 4,858
4.50%, 06/01/2046 33,153 37,157
4.50%, 05/01/2047 7,902 8,600
4.50%, 05/01/2047 7,713 8,389
4.50%, 02/01/2049 9,743 10,523
6.50%, 04/01/2032 3 4
$ 1,490,410
Government National Mortgage Association (GNMA) - 0 .37%
3.00%, 02/20/2046 33,546 35,361
U.S. Treasury - 15 .44%
1.13%, 02/28/2025 40,000 41,392
1.13%, 02/28/2027 40,000 41,409
1.25%, 08/31/2024 40,000 41,483
1.38%, 08/31/2023 40,000 41,337
1.50%, 08/15/2026 40,000 42,295
1.50%, 02/15/2030 40,000 42,463
1.63%, 11/15/2022 40,000 41,189
1.63%, 02/15/2026 40,000 42,506
1.63%, 08/15/2029 40,000 42,892
1.75%, 05/15/2022 40,000 40,981
1.75%, 11/15/2029 40,000 43,353
2.00%, 02/28/2021 40,000 40,247
2.00%, 11/15/2026 40,000 43,516
2.13%, 05/15/2025 40,000 43,209
2.25%, 11/15/2024 40,000 43,136
2.25%, 08/15/2027 40,000 44,386
2.25%, 11/15/2027 40,000 44,464
2.25%, 08/15/2046 35,000 40,078
2.25%, 08/15/2049 35,000 40,156
2.38%, 02/29/2024 40,000 42,845
2.63%, 11/15/2020 40,000 40,035
2.63%, 02/28/2023 40,000 42,280
2.63%, 02/15/2029 40,000 46,053
2.75%, 11/15/2023 40,000 43,081
2.75%, 02/15/2028 40,000 45,966
2.75%, 08/15/2047 35,000 44,036
2.88%, 08/15/2028 40,000 46,587
2.88%, 05/15/2049 35,000 45,302
3.00%, 09/30/2025 40,000 45,100
3.00%, 11/15/2045 35,000 45,683
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 05/15/2021 $ 40,000 $ 40,644
3.13%, 11/15/2028 40,000 47,517
3.63%, 02/15/2044 35,000 49,792
3.75%, 11/15/2043 35,000 50,615
$ 1,476,028
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,105,405
Total Investments $ 9,610,483
Other Assets and Liabilities -  (0.51)% (48,485)
TOTAL NET ASSETS - 100.00% $ 9,561,998
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,139 or 0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $19,166 or
0.20% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $730,474 or 7.64% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security purchased on a when-issued basis.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .49%
Mortgage Securities 17 .04%
Government 15 .44%
Utilities 9 .60%
Money Market Funds 6 .76%
Consumer, Non-cyclical 6 .47%
Communications 5 .24%
Energy 4 .36%
Industrial 2 .93%
Asset Backed Securities 2 .61%
Consumer, Cyclical 2 .42%
Technology 2 .03%
Basic Materials 1 .12%
Other Assets and Liabilities
( 0 .51 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2020
See accompanying notes.
130
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,067,368 $ 3,887,328 $ 4,308,179 $ 646,517
$ 1,067,368 $ 3,887,328 $ 4,308,179 $ 646,517
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,798 $ — $ — $ —
$ 2,798 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012 - 05/28/2019 $ 21,314 $ 19,166 0.20%
Total $ 19,166 0.20%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
131
INVESTMENT COMPANIES - 11 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 5 .63%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
99,000 $ 13,239
iShares iBoxx High Yield Corporate Bond ETF 75,000 6,291
SPDR Bloomberg Barclays High Yield Bond ETF 170,000 17,731
$ 37,261
Money Market Funds - 5 .62%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,624 2
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
37,136,977 37,137
$ 37,139
TOTAL INVESTMENT COMPANIES $ 74,400
COMMON STOCKS - 0 .05 % Shares Held Value (000's)
Oil & Gas - 0 .04%
EP Energy Corp
(d)
8,800 $ 246
Mesquite Energy Inc
(d),(e),(f)
407 2
$ 248
Retail - 0 .01%
Claire's Holdings LLC
(d)
232 71
TOTAL COMMON STOCKS $ 319
PREFERRED STOCKS - 0 .56 % Shares Held Value (000's)
Sovereign - 0 .56%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,710
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,710
BONDS - 59 .60%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .91%
Boeing Co/The
1.95%, 02/01/2024
(h)
$ 3,840 $ 3,825
2.70%, 02/01/2027 1,965 1,913
2.80%, 03/01/2024 845 862
3.20%, 03/01/2029 500 489
4.88%, 05/01/2025 845 919
Lockheed Martin Corp
4.09%, 09/15/2052 210 270
Raytheon Technologies Corp
3.50%, 03/15/2027
(i)
505 565
4.45%, 11/16/2038 715 875
4.50%, 06/01/2042 710 890
5.40%, 05/01/2035 215 289
SSL Robotics LLC
9.75%, 12/31/2023
(i)
390 434
TransDigm Inc
6.25%, 03/15/2026
(i)
115 120
7.50%, 03/15/2027 485 501
8.00%, 12/15/2025
(i)
180 195
Triumph Group Inc
8.88%, 06/01/2024
(i)
485 515
$ 12,662
Agriculture - 0 .42%
Altria Group Inc
5.80%, 02/14/2039 380 484
BAT Capital Corp
3.22%, 08/15/2024 505 542
3.56%, 08/15/2027 670 723
4.54%, 08/15/2047 25 26
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
200 214
Reynolds American Inc
5.70%, 08/15/2035 635 780
$ 2,769
Airlines - 0 .60%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(i)
102 97
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(i)
2,958 3,002
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Southwest Airlines Co
4.75%, 05/04/2023 $ 200 $ 214
5.25%, 05/04/2025 605 671
$ 3,984
Automobile Asset Backed Securities - 4 .02%
CarMax Auto Owner Trust 2020-3
0.40%, 06/15/2023 780 781
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 2,500 2,500
Drive Auto Receivables Trust 2020-2
0.68%, 07/17/2023 865 866
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2020-B
0.41%, 12/15/2022 1,520 1,522
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 815 816
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 1,220 1,221
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 1,815 1,816
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 1,500 1,501
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 1,640 1,640
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 1,950 1,950
Santander Drive Auto Receivables Trust 2020-2
0.50%, 05/15/2023 1,400 1,401
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 2,550 2,552
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(i)
1,150 1,155
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(i)
550 550
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(i)
1,304 1,318
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 2,000 2,002
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 3,000 3,002
$ 26,593
Automobile Manufacturers - 1 .56%
BMW US Capital LLC
3.80%, 04/06/2023
(i)
695 747
3.90%, 04/09/2025
(i)
1,250 1,393
Ford Motor Co
8.50%, 04/21/2023 255 281
9.00%, 04/22/2025 250 295
9.63%, 04/22/2030 45 60
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 499
3.35%, 11/01/2022 570 568
4.14%, 02/15/2023 450 453
4.25%, 09/20/2022 1,330 1,349
General Motors Co
4.88%, 10/02/2023 1,715 1,871
6.25%, 10/02/2043 525 646
General Motors Financial Co Inc
1.70%, 08/18/2023 360 363
3.45%, 01/14/2022 730 749
3.95%, 04/13/2024 670 716
Navistar International Corp
6.63%, 11/01/2025
(i)
243 251
9.50%, 05/01/2025
(i)
100 111
$ 10,352

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 10 .25%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(i)
$ 205 $ 230
Banco Santander SA
2.75%, 05/28/2025 3,800 4,006
Bank of America Corp
2.68%, 06/19/2041
(j)
1,635 1,651
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(j)
425 457
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(j)
440 483
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(j)
260 281
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 4,085 4,552
4.25%, 10/22/2026 915 1,058
4.30%, 12/31/2099
(g),(j)
400 390
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(j)
1,100 1,154
3 Month USD LIBOR + 2.45%
5.20%, 05/12/2026 500 562
BNP Paribas SA
2.22%, 06/09/2026
(i),(j)
2,200 2,275
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 12/31/2049
(g),(i),(j),(k)
710 676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 255 269
5.80%, 12/31/2049
(g),(j),(l)
310 305
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,211
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(j)
95 106
3 Month USD LIBOR + 1.15%
4.65%, 07/30/2045 1,850 2,370
4.65%, 07/23/2048 185 240
4.70%, 12/31/2049
(g),(j)
270 264
United States Secured Overnight Financing
Rate + 3.23%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,485 1,621
Credit Suisse Group AG
2.19%, 06/05/2026
(i),(j)
2,500 2,584
United States Secured Overnight Financing
Rate + 2.04%
4.19%, 04/01/2031
(i),(j)
250 287
United States Secured Overnight Financing
Rate + 3.73%
4.88%, 05/15/2045 375 492
5.25%, 12/31/2049
(g),(i),(j),(k)
1,885 1,898
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
(i),(j)
2,250 2,289
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(j)
590 572
USD Swap Semi-Annual 5 Year + 2.25%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
1,700 1,717
United States Secured Overnight Financing
Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Discover Bank
2.70%, 02/06/2030 $ 250 $ 261
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 405 440
3.85%, 01/26/2027 1,153 1,298
6.75%, 10/01/2037 465 677
HSBC Holdings PLC
1.65%, 04/18/2026
(j)
1,130 1,134
United States Secured Overnight Financing
Rate + 1.54%
2.63%, 11/07/2025
(j)
500 524
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 911
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
1,435 1,501
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(j)
105 127
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 335 449
5.50%, 10/15/2040 345 494
Lloyds Banking Group PLC
3.87%, 07/09/2025
(j)
1,900 2,072
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(j)
1,500 1,498
United States Secured Overnight Financing
Rate + 0.75%
2.19%, 04/28/2026
(j)
335 351
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(j)
380 435
United States Secured Overnight Financing
Rate + 3.12%
4.05%, 12/31/2049
(g)
351 343
3 Month USD LIBOR + 3.81%
4.35%, 09/08/2026 2,000 2,324
5.00%, 11/24/2025 995 1,173
6.38%, 07/24/2042 130 203
National Australia Bank Ltd
2.33%, 08/21/2030
(i)
1,185 1,160
Natwest Group PLC
5.13%, 05/28/2024 3,164 3,486
6.00%, 12/31/2049
(g),(j),(k)
1,020 1,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
(i)
475 492
Popular Inc
6.13%, 09/14/2023 145 155
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(j)
1,510 1,500
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
Santander UK PLC
5.00%, 11/07/2023
(i)
594 650
Standard Chartered PLC
2.82%, 01/30/2026
(i),(j)
1,020 1,061
3 Month USD LIBOR + 1.21%
6.00%, 12/31/2099
(g),(i),(j),(k)
510 524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,415 1,462

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
1.01%, 07/30/2024
(i),(j)
$ 710 $ 713
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
1.36%, 01/30/2027
(i),(j)
460 459
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
6.88%, 12/31/2049
(g),(j),(k)
1,115 1,128
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 193
Wells Fargo & Co
2.39%, 06/02/2028
(j)
1,500 1,559
United States Secured Overnight Financing
Rate + 2.10%
3.75%, 01/24/2024 360 391
4.40%, 06/14/2046 465 547
Westpac Banking Corp
4.11%, 07/24/2034
(j)
125 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 760 920
$ 67,809
Beverages - 1 .02%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 955
4.90%, 02/01/2046 1,320 1,615
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,474
Central American Bottling Corp
5.75%, 01/31/2027
(i)
210 220
Constellation Brands Inc
2.88%, 05/01/2030 200 215
3.15%, 08/01/2029 975 1,068
3.70%, 12/06/2026 390 444
4.40%, 11/15/2025 660 763
Corp Lindley SA
6.75%, 11/23/2021
(i)
11 11
6.75%, 11/23/2021 11 11
$ 6,776
Biotechnology - 0 .06%
Amgen Inc
2.20%, 02/21/2027 390 410
Building Materials - 0 .29%
Builders FirstSource Inc
5.00%, 03/01/2030
(i)
145 153
6.75%, 06/01/2027
(i)
242 260
Carrier Global Corp
2.24%, 02/15/2025
(i)
630 657
Cemex SAB de CV
5.20%, 09/17/2030
(i)
450 475
Martin Marietta Materials Inc
2.50%, 03/15/2030 255 264
Norbord Inc
5.75%, 07/15/2027
(i)
100 105
$ 1,914
Chemicals - 0 .66%
Blue Cube Spinco LLC
9.75%, 10/15/2023 21 22
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
250 231
CF Industries Inc
4.95%, 06/01/2043 310 372
5.15%, 03/15/2034 132 155
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 370
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Consolidated Energy Finance SA
4.00%, 06/15/2022
(i)
$ 250 $ 239
3 Month USD LIBOR + 3.75%
DuPont de Nemours Inc
5.32%, 11/15/2038 525 680
5.42%, 11/15/2048 100 135
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 290
Element Solutions Inc
3.88%, 09/01/2028
(i)
662 654
Equate Petrochemical BV
3.00%, 03/03/2022 375 380
LYB International Finance III LLC
2.88%, 05/01/2025 575 617
NOVA Chemicals Corp
5.25%, 08/01/2023
(i)
130 129
Westlake Chemical Corp
3.38%, 06/15/2030 90 96
$ 4,370
Commercial Mortgage Backed Securities - 1 .85%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,108
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(i),(m)
500 410
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(m),(n)
617 10
GS Mortgage Securities Trust 2012-GCJ7
2.06%, 05/10/2045
(m),(n)
9,357 125
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(m)
800 784
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(i),(m)
800 754
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.49%, 12/15/2047
(m),(n)
9,978 244
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.81%, 02/15/2047
(m)
2,700 2,590
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.74%, 04/15/2047
(m),(n)
23,553 420
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.92%, 11/15/2047
(m),(n)
7,611 180
3.91%, 11/15/2047
(i),(m)
1,000 751
LB-UBS Commercial Mortgage Trust 2005-C3
0.63%, 07/15/2040
(i),(m),(n)
1,033 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.30%, 08/15/2046
(m),(n)
18,452 114
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(m),(n)
19,995 522
4.77%, 06/15/2047
(m)
4,250 3,420
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.05%, 10/15/2030
(i),(m),(n)
21,590 325
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.60%, 12/10/2045
(i),(m),(n)
18,839 455
$ 12,212
Commercial Services - 0 .32%
CoStar Group Inc
2.80%, 07/15/2030
(i)
340 349
Garda World Security Corp
9.50%, 11/01/2027
(i)
213 227

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(i)
$ 350 $ 338
6.25%, 01/15/2028
(i)
180 182
Refinitiv US Holdings Inc
8.25%, 11/15/2026
(i)
335 365
Tms International Holding Corp
7.25%, 08/15/2025
(i)
335 319
United Rentals North America Inc
3.88%, 02/15/2031 70 71
4.88%, 01/15/2028 159 167
5.88%, 09/15/2026 95 100
$ 2,118
Computers - 0 .37%
Apple Inc
4.65%, 02/23/2046 555 756
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(i)
615 700
5.45%, 06/15/2023
(i)
920 1,012
$ 2,468
Consumer Products - 0 .46%
Central Garden & Pet Co
4.13%, 10/15/2030 110 111
Kimberly-Clark Corp
1.05%, 09/15/2027 2,900 2,907
$ 3,018
Credit Card Asset Backed Securities - 0 .95%
Barclays Dryrock Issuance Trust
0.48%, 07/15/2024 3,250 3,256
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.35%, 04/17/2023 1,247 1,248
1.00 x 1 Month USD LIBOR + 0.20%
0.70%, 06/15/2023 1,750 1,756
1.00 x 1 Month USD LIBOR + 0.55%
$ 6,260
Distribution & Wholesale - 0 .06%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(i)
110 112
5.88%, 05/15/2026
(i)
305 316
$ 428
Diversified Financial Services - 2 .24%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
340 269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,800
4.50%, 09/15/2023 1,670 1,734
Air Lease Corp
2.88%, 01/15/2026 1,495 1,481
3.38%, 07/01/2025 890 904
Ally Financial Inc
4.63%, 03/30/2025 650 727
5.80%, 05/01/2025 1,075 1,253
Avation Capital SA
6.50%, 05/15/2021
(i)
200 126
Blackstone Holdings Finance Co LLC
3.50%, 09/10/2049
(i)
85 92
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,246
Brookfield Finance LLC
3.45%, 04/15/2050 800 782
Credit Acceptance Corp
5.13%, 12/31/2024
(i)
155 154
6.63%, 03/15/2026 360 373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
GE Capital Funding LLC
4.40%, 05/15/2030
(i)
$ 430 $ 470
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 500 541
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(i),(m),(o)
171 115
ILFC E-Capital Trust II
3.23%, 12/21/2065
(i),(m)
155 88
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
100 100
Navient Corp
5.00%, 03/15/2027 10 9
6.63%, 07/26/2021 175 179
6.75%, 06/15/2026 250 252
OneMain Finance Corp
5.63%, 03/15/2023 190 198
6.63%, 01/15/2028 290 317
6.88%, 03/15/2025 340 374
8.88%, 06/01/2025 55 61
SLM Corp
4.20%, 10/29/2025 185 187
$ 14,832
Electric - 2 .27%
Alabama Power Co
3.45%, 10/01/2049 655 742
Avangrid Inc
3.20%, 04/15/2025 1,115 1,224
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(i)
200 200
Clearway Energy Operating LLC
4.75%, 03/15/2028
(i)
65 68
CMS Energy Corp
3.00%, 05/15/2026 275 302
4.70%, 03/31/2043 110 134
Commonwealth Edison Co
4.00%, 03/01/2049 405 492
Dominion Energy Inc
4.25%, 06/01/2028 475 559
DTE Electric Co
3.95%, 03/01/2049 100 123
DTE Energy Co
1.05%, 06/01/2025 150 151
3.40%, 06/15/2029 700 780
6.38%, 04/15/2033 81 115
Elwood Energy LLC
8.16%, 07/05/2026 93 98
Enel Chile SA
4.88%, 06/12/2028 260 304
Evergy Inc
2.90%, 09/15/2029 1,085 1,155
FirstEnergy Corp
1.60%, 01/15/2026 95 93
Fortis Inc/Canada
3.06%, 10/04/2026 174 190
Georgia Power Co
3.70%, 01/30/2050 105 117
4.30%, 03/15/2043 130 154
Indiantown Cogeneration LP
9.77%, 12/15/2020 56 56
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 222
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(j)
355 367
3 Month USD LIBOR + 2.91%
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(i)
270 282
4.50%, 09/15/2027
(i)
70 76

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NRG Energy Inc
5.25%, 06/15/2029
(i)
$ 355 $ 385
7.25%, 05/15/2026 180 190
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,760
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(i)
168 175
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(i)
2,660 2,690
Southern California Edison Co
4.20%, 03/01/2029 460 527
4.88%, 03/01/2049 500 594
Southern Co/The
5.50%, 03/15/2057
(j)
180 185
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 278
Tucson Electric Power Co
4.85%, 12/01/2048 100 130
Virginia Electric and Power Co
4.60%, 12/01/2048 95 128
$ 15,046
Electrical Components & Equipment - 0 .19%
Energizer Holdings Inc
4.38%, 03/31/2029
(i)
185 187
4.75%, 06/15/2028
(i)
285 293
WESCO Distribution Inc
7.13%, 06/15/2025
(i)
270 291
7.25%, 06/15/2028
(i)
445 487
$ 1,258
Electronics - 0 .01%
Sensata Technologies Inc
3.75%, 02/15/2031
(i)
52 51
Engineering & Construction - 0 .04%
MasTec Inc
4.50%, 08/15/2028
(i)
255 262
Entertainment - 0 .41%
Boyne USA Inc
7.25%, 05/01/2025
(i)
365 382
Caesars Entertainment Inc
6.25%, 07/01/2025
(i)
648 664
CCM Merger Inc
6.00%, 03/15/2022
(i)
195 198
Enterprise Development Authority/The
12.00%, 07/15/2024
(i)
115 127
International Game Technology PLC
5.25%, 01/15/2029
(i)
380 376
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(i)
330 310
Scientific Games International Inc
5.00%, 10/15/2025
(i)
530 532
8.63%, 07/01/2025
(i)
125 130
$ 2,719
Food - 1 .07%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(i)
120 122
4.63%, 01/15/2027
(i)
140 144
5.75%, 03/15/2025 43 44
5.88%, 02/15/2028
(i)
355 376
7.50%, 03/15/2026
(i)
235 260
Conagra Brands Inc
1.38%, 11/01/2027 2,865 2,841
Ingles Markets Inc
5.75%, 06/15/2023 81 82
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(i)
475 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.75%, 04/01/2030
(i)
$ 85 $ 89
4.38%, 06/01/2046 751 771
Mars Inc
2.38%, 07/16/2040
(i)
815 802
McCormick & Co Inc/MD
3.15%, 08/15/2024 250 271
Post Holdings Inc
4.63%, 04/15/2030
(i)
215 221
5.00%, 08/15/2026
(i)
535 555
$ 7,066
Forest Products & Paper - 0 .02%
Suzano Austria GmbH
3.75%, 01/15/2031 140 144
Gas - 0 .23%
NiSource Inc
0.95%, 08/15/2025 1,195 1,191
Southern California Gas Co
2.55%, 02/01/2030 300 320
$ 1,511
Healthcare - Products - 0 .35%
Abbott Laboratories
4.90%, 11/30/2046 200 282
Boston Scientific Corp
3.45%, 03/01/2024 785 848
4.55%, 03/01/2039 605 750
4.70%, 03/01/2049 145 188
Hologic Inc
3.25%, 02/15/2029
(i)
260 261
$ 2,329
Healthcare - Services - 0 .85%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
515 531
Centene Corp
3.00%, 10/15/2030 535 556
4.25%, 12/15/2027 680 716
5.38%, 06/01/2026
(i)
420 442
CHS/Community Health Systems Inc
6.25%, 03/31/2023 535 530
8.00%, 03/15/2026
(i)
255 256
DaVita Inc
3.75%, 02/15/2031
(i)
270 259
4.63%, 06/01/2030
(i)
250 254
HCA Inc
3.50%, 09/01/2030 765 782
5.88%, 05/01/2023 330 359
Tenet Healthcare Corp
4.63%, 09/01/2024
(i)
110 113
7.50%, 04/01/2025
(i)
115 124
UnitedHealth Group Inc
2.75%, 05/15/2040 530 555
3.50%, 08/15/2039 150 172
$ 5,649
Home Builders - 0 .29%
Forestar Group Inc
5.00%, 03/01/2028
(i)
120 119
8.00%, 04/15/2024
(i)
560 582
KB Home
7.63%, 05/15/2023 110 121
Lennar Corp
4.88%, 12/15/2023 125 136
LGI Homes Inc
6.88%, 07/15/2026
(i)
325 340
Picasso Finance Sub Inc
6.13%, 06/15/2025
(i)
220 232
Williams Scotsman International Inc
4.63%, 08/15/2028
(i)
360 362
$ 1,892

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0 .10%
First NLC Trust 2005-1
0.64%, 05/25/2035 $ 219 $ 204
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.84%, 03/25/2035 264 176
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.91%, 02/25/2035 303 286
1.00 x 1 Month USD LIBOR + 0.77%
$ 666
Insurance - 2 .71%
AIA Group Ltd
3.20%, 09/16/2040
(i)
2,800 2,880
American International Group Inc
3.90%, 04/01/2026 85 97
4.50%, 07/16/2044 288 346
Arch Capital Group Ltd
3.64%, 06/30/2050 900 966
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 3,940 3,896
Markel Corp
3.35%, 09/17/2029 65 71
4.30%, 11/01/2047 350 421
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(i)
240 245
New York Life Insurance Co
3.75%, 05/15/2050
(i)
270 301
Pricoa Global Funding I
3.45%, 09/01/2023
(i)
1,275 1,374
Progressive Corp/The
3.95%, 03/26/2050 185 231
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(j)
200 230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
XLIT Ltd
4.45%, 03/31/2025 6,080 6,862
$ 17,920
Internet - 0 .66%
Alibaba Group Holding Ltd
3.60%, 11/28/2024 250 274
Alphabet Inc
1.90%, 08/15/2040 360 340
2.25%, 08/15/2060 390 348
Amazon.com Inc
2.50%, 06/03/2050 300 297
2.70%, 06/03/2060 265 269
Baidu Inc
3.08%, 04/07/2025 300 318
4.38%, 05/14/2024 375 411
Expedia Group Inc
3.60%, 12/15/2023
(i)
495 509
Meituan
2.13%, 10/28/2025
(i)
450 451
Netflix Inc
4.38%, 11/15/2026 455 494
Prosus NV
3.68%, 01/21/2030
(i)
325 354
Tencent Holdings Ltd
3.80%, 02/11/2025
(i)
250 274
$ 4,339
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0 .13%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 105 $ 107
6.25%, 02/01/2022 130 130
6.25%, 05/15/2026 580 602
$ 839
Iron & Steel - 0 .71%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(i)
125 124
6.38%, 10/15/2025
(i)
85 75
6.75%, 03/15/2026
(i)
50 53
CSN Islands XI Corp
6.75%, 01/28/2028
(i)
235 231
Evraz PLC
5.25%, 04/02/2024
(i)
350 380
Nucor Corp
2.00%, 06/01/2025 320 335
2.70%, 06/01/2030 75 80
Steel Dynamics Inc
2.40%, 06/15/2025 530 556
2.80%, 12/15/2024 1,550 1,645
3.25%, 01/15/2031 120 130
3.45%, 04/15/2030 225 247
Vale Overseas Ltd
3.75%, 07/08/2030 645 679
6.88%, 11/21/2036 129 173
$ 4,708
Leisure Products & Services - 0 .01%
NCL Corp Ltd
3.63%, 12/15/2024
(i)
85 59
Lodging - 0 .21%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(i)
25 26
5.75%, 05/01/2028
(i)
458 480
Marriott International Inc/MD
3.60%, 04/15/2024 695 716
MGM Resorts International
6.00%, 03/15/2023 150 156
$ 1,378
Machinery - Diversified - 0 .13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(i)
475 481
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 378
$ 859
Media - 2 .50%
Altice Financing SA
5.00%, 01/15/2028
(i)
200 194
7.50%, 05/15/2026
(i)
285 297
AMC Networks Inc
4.75%, 12/15/2022 86 86
4.75%, 08/01/2025 596 595
Cable Onda SA
4.50%, 01/30/2030
(i),(l)
200 211
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(i)
779 810
5.38%, 06/01/2029
(i)
320 346
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 415 404
3.75%, 02/15/2028 290 319
4.46%, 07/23/2022 695 737
4.80%, 03/01/2050 440 501
4.91%, 07/23/2025 485 559
6.48%, 10/23/2045 200 270

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
1.95%, 01/15/2031 $ 300 $ 306
3.75%, 04/01/2040 380 442
4.60%, 10/15/2038 1,240 1,580
4.60%, 08/15/2045 630 825
CSC Holdings LLC
6.50%, 02/01/2029
(i)
420 466
Discovery Communications LLC
4.00%, 09/15/2055
(i)
784 797
DISH DBS Corp
5.88%, 11/15/2024 85 86
6.75%, 06/01/2021 85 87
7.38%, 07/01/2028 425 428
7.75%, 07/01/2026 120 127
Fox Corp
5.48%, 01/25/2039 200 266
5.58%, 01/25/2049 285 389
Time Warner Cable LLC
5.50%, 09/01/2041 735 883
5.88%, 11/15/2040 780 965
UPC Holding BV
5.50%, 01/15/2028
(i)
505 521
ViacomCBS Inc
2.90%, 01/15/2027 810 875
4.38%, 03/15/2043 120 130
4.75%, 05/15/2025 490 562
4.95%, 05/19/2050
(l)
270 319
Walt Disney Co/The
2.65%, 01/13/2031 65 70
3.50%, 05/13/2040 660 738
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
150 156
Ziggo BV
5.50%, 01/15/2027
(i)
220 228
$ 16,575
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(i)
210 220
Mining - 0 .73%
Antofagasta PLC
2.38%, 10/14/2030
(i),(l)
225 222
First Quantum Minerals Ltd
7.25%, 04/01/2023
(i)
200 201
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(i)
130 133
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 184
4.63%, 08/01/2030 110 117
Glencore Funding LLC
3.00%, 10/27/2022
(i)
800 828
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(i)
300 357
Hudbay Minerals Inc
6.13%, 04/01/2029
(i)
100 102
7.63%, 01/15/2025
(i)
409 424
IAMGOLD Corp
5.75%, 10/15/2028
(i)
270 270
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(i)
300 366
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(i)
67 72
Newmont Corp
2.25%, 10/01/2030 590 609
Novelis Corp
4.75%, 01/30/2030
(i)
528 535
Teck Resources Ltd
3.90%, 07/15/2030
(i)
400 419
$ 4,839
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3 .24%
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035 $ 115 $ 115
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 66 68
3.00%, 04/25/2027
(n)
1,771 107
3.50%, 09/25/2027
(n)
2,745 204
3.50%, 11/25/2027
(n)
749 51
3.50%, 05/25/2028
(n)
915 55
3.50%, 03/25/2031
(n)
1,525 52
4.00%, 04/25/2043
(n)
463 46
6.35%, 12/25/2021
(n)
20 —
(1.00) x 1 Month USD LIBOR + 6.50%
6.35%, 03/25/2022
(n)
39 1
(1.00) x 1 Month USD LIBOR + 6.50%
38.51%, 08/25/2035
(n)
1 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
0.60%, 05/15/2049 5,280 5,310
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 321 329
3.00%, 05/15/2027
(n)
1,655 91
3.00%, 10/15/2027
(n)
465 30
3.00%, 02/15/2029
(n)
2,722 149
3.50%, 02/15/2028
(n)
1,669 111
3.50%, 01/15/2040
(n)
2,180 112
3.50%, 03/15/2041
(n)
3,227 281
4.00%, 04/15/2025
(n)
174 1
6.50%, 05/15/2026
(n)
1,129 98
(1.00) x 1 Month USD LIBOR + 6.65%
6.60%, 09/15/2034
(n)
123 4
(1.00) x 1 Month USD LIBOR + 6.75%
Ginnie Mae
1.75%, 10/16/2037 24 24
3.50%, 02/20/2040
(n)
1,671 70
3.50%, 01/20/2043
(n)
3,514 584
3.50%, 10/20/2049
(n)
1,779 233
4.00%, 03/16/2039
(n)
1,518 87
4.00%, 09/20/2040
(n)
1,928 203
4.50%, 05/16/2043
(n)
1,510 243
5.90%, 11/20/2040
(n)
2,143 462
(1.00) x 1 Month USD LIBOR + 6.05%
5.90%, 05/20/2046
(n)
555 125
(1.00) x 1 Month USD LIBOR + 6.05%
5.95%, 07/16/2042
(n)
5,103 1,152
(1.00) x 1 Month USD LIBOR + 6.10%
6.00%, 08/20/2044
(n)
2,012 478
(1.00) x 1 Month USD LIBOR + 6.15%
6.00%, 03/20/2047
(n)
3,027 652
(1.00) x 1 Month USD LIBOR + 6.15%
6.05%, 08/20/2042
(n)
2,208 358
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
(n)
1,105 246
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
(n)
2,793 628
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
(n)
5,527 1,673
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 10/20/2047
(n)
2,452 599
(1.00) x 1 Month USD LIBOR + 6.25%
6.45%, 07/20/2042
(n)
5,786 1,608
(1.00) x 1 Month USD LIBOR + 6.60%
6.50%, 04/16/2042
(n)
2,499 575
(1.00) x 1 Month USD LIBOR + 6.65%
6.93%, 04/20/2041
(n)
1,105 254
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.78%, 06/25/2046
(i),(m)
3,905 3,930

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.50%, 08/25/2036 $ 44 $ 43
1.00 x 1 Month USD LIBOR + 0.35%
$ 21,442
Office & Business Equipment - 0 .02%
Xerox Corp
4.38%, 03/15/2023 120 125
Oil & Gas - 2 .09%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(i)
185 164
Canadian Natural Resources Ltd
4.95%, 06/01/2047 210 223
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,100 1,150
Comstock Resources Inc
7.50%, 05/15/2025
(i)
260 258
9.75%, 08/15/2026 395 416
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,190
Ecopetrol SA
6.88%, 04/29/2030 355 427
Laredo Petroleum Inc
9.50%, 01/15/2025 135 63
10.13%, 01/15/2028 160 69
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
375 383
Marathon Oil Corp
4.40%, 07/15/2027 370 372
6.60%, 10/01/2037 555 573
MEG Energy Corp
6.50%, 01/15/2025
(i)
290 282
7.00%, 03/31/2024
(i)
255 242
7.13%, 02/01/2027
(i)
135 121
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
115 1
Oasis Petroleum Inc
6.25%, 05/01/2026
(i)
305 66
6.88%, 01/15/2023 210 46
Occidental Petroleum Corp
2.70%, 08/15/2022 256 237
2.90%, 08/15/2024 835 695
3.40%, 04/15/2026 75 59
4.40%, 04/15/2046 325 218
5.88%, 09/01/2025 1,170 1,030
6.63%, 09/01/2030 115 101
8.00%, 07/15/2025 50 49
Petrobras Global Finance BV
5.09%, 01/15/2030 200 209
5.60%, 01/03/2031 550 594
Petroleos Mexicanos
4.50%, 01/23/2026 100 88
6.50%, 01/23/2029 860 767
Petronas Capital Ltd
3.50%, 04/21/2030
(i)
200 223
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(i)
500 513
SM Energy Co
6.63%, 01/15/2027 120 45
Southwestern Energy Co
7.75%, 10/01/2027
(l)
455 470
8.38%, 09/15/2028 45 47
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 130 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(i)
$ 275 $ 293
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,229
WPX Energy Inc
4.50%, 01/15/2030 510 490
5.25%, 09/15/2024 130 135
5.25%, 10/15/2027 60 60
5.75%, 06/01/2026 40 41
5.88%, 06/15/2028 65 66
$ 13,836
Other Asset Backed Securities - 1 .02%
Chase Funding Trust Series 2003-5
0.75%, 07/25/2033 612 580
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.61%, 12/25/2033 21 19
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(i)
1,870 1,873
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 1,000 1,001
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 1,735 1,760
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(i)
1,500 1,501
$ 6,734
Packaging & Containers - 0 .32%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(i)
390 398
Bemis Co Inc
2.63%, 06/19/2030 430 451
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(i)
200 203
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 665
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(i)
8 8
Sealed Air Corp
4.88%, 12/01/2022
(i)
190 200
WRKCo Inc
3.00%, 06/15/2033 175 186
$ 2,111
Pharmaceuticals - 1 .95%
AbbVie Inc
2.60%, 11/21/2024
(i)
380 404
3.75%, 11/14/2023 1,750 1,906
Bausch Health Americas Inc
8.50%, 01/31/2027
(i)
300 328
Bausch Health Cos Inc
5.00%, 01/30/2028
(i)
80 79
Becton Dickinson and Co
3.36%, 06/06/2024 690 744
3.70%, 06/06/2027 504 571
Bristol-Myers Squibb Co
4.13%, 06/15/2039 1,650 2,036
4.25%, 10/26/2049 1,145 1,463
Cigna Corp
3.75%, 07/15/2023 160 173
4.13%, 11/15/2025 225 258
4.38%, 10/15/2028 340 403
4.80%, 08/15/2038 395 491
4.90%, 12/15/2048 165 213

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
3.63%, 04/01/2027 $ 350 $ 392
4.30%, 03/25/2028 445 515
4.88%, 07/20/2035 570 715
Pfizer Inc
2.55%, 05/28/2040 290 299
Upjohn Inc
1.65%, 06/22/2025
(i)
175 179
2.30%, 06/22/2027
(i)
260 269
Zoetis Inc
3.25%, 02/01/2023 545 574
4.45%, 08/20/2048 685 879
$ 12,891
Pipelines - 2 .22%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(i)
300 339
Buckeye Partners LP
3.95%, 12/01/2026 205 190
Cheniere Energy Inc
4.63%, 10/15/2028
(i)
295 305
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(i)
980 859
Energy Transfer Operating LP
3.75%, 05/15/2030 840 824
4.50%, 04/15/2024 1,075 1,141
5.15%, 03/15/2045 355 330
6.25%, 04/15/2049 300 317
Enterprise Products Operating LLC
3.95%, 01/31/2060 185 181
4.20%, 01/31/2050 335 362
5.38%, 02/15/2078
(j)
460 410
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(i)
930 953
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(h),(i)
550 548
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 245 259
MPLX LP
4.00%, 03/15/2028 140 152
4.88%, 12/01/2024 200 224
5.50%, 02/15/2049 315 349
NuStar Logistics LP
6.75%, 02/01/2021 130 131
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 505
4.50%, 05/15/2030
(i)
185 207
5.00%, 03/15/2027 275 309
5.75%, 05/15/2024 3,250 3,660
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 345 352
6.50%, 07/15/2027 391 409
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,351
$ 14,667
Real Estate - 0 .02%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(i)
155 165
REITs - 1 .32%
Alexandria Real Estate Equities Inc
4.70%, 07/01/2030 395 485
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 980 1,065
American Tower Corp
1.30%, 09/15/2025 445 449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 $ 670 $ 719
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 621
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i)
383 383
6.00%, 04/15/2025
(i)
125 133
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 213
Healthpeak Properties Inc
2.88%, 01/15/2031 395 415
Host Hotels & Resorts LP
4.00%, 06/15/2025 620 646
Iron Mountain Inc
5.00%, 07/15/2028
(i)
251 256
Mid-America Apartments LP
1.70%, 02/15/2031 650 630
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(i)
45 44
7.50%, 06/01/2025
(i)
110 115
Spirit Realty LP
3.20%, 02/15/2031 1,055 1,052
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 101
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(i)
130 130
4.13%, 08/15/2030
(i)
497 503
Welltower Inc
2.75%, 01/15/2031 775 792
$ 8,752
Retail - 0 .39%
Gap Inc/The
8.38%, 05/15/2023
(i)
267 298
Home Depot Inc/The
3.30%, 04/15/2040 150 171
5.88%, 12/16/2036 300 443
IRB Holding Corp
6.75%, 02/15/2026
(i)
35 35
7.00%, 06/15/2025
(i)
30 32
L Brands Inc
6.63%, 10/01/2030
(i)
200 210
6.88%, 07/01/2025
(i)
90 97
9.38%, 07/01/2025
(i)
240 278
PetSmart Inc
5.88%, 06/01/2025
(i)
370 378
7.13%, 03/15/2023
(i)
125 125
Yum! Brands Inc
3.63%, 03/15/2031 395 388
7.75%, 04/01/2025
(i)
115 126
$ 2,581
Semiconductors - 1 .54%
Applied Materials Inc
1.75%, 06/01/2030 1,000 1,023
2.75%, 06/01/2050 295 301
Broadcom Inc
3.15%, 11/15/2025 600 647
4.70%, 04/15/2025 1,445 1,643
Lam Research Corp
1.90%, 06/15/2030 35 36
Micron Technology Inc
2.50%, 04/24/2023 605 630
4.19%, 02/15/2027 945 1,067
NVIDIA Corp
3.50%, 04/01/2040 595 689
3.50%, 04/01/2050 1,450 1,684

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(i)
$ 500 $ 548
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(i)
135 143
3.15%, 05/01/2027
(i)
140 151
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(i)
475 492
Xilinx Inc
2.38%, 06/01/2030 875 893
2.95%, 06/01/2024 205 219
$ 10,166
Software - 0 .83%
Activision Blizzard Inc
2.50%, 09/15/2050 625 563
Adobe Inc
2.30%, 02/01/2030 170 182
Fiserv Inc
4.40%, 07/01/2049 925 1,145
Microsoft Corp
2.53%, 06/01/2050 715 729
Open Text Corp
3.88%, 02/15/2028
(i)
275 279
5.88%, 06/01/2026
(i)
195 203
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
160 166
Oracle Corp
2.50%, 04/01/2025 270 289
2.80%, 04/01/2027 525 572
4.00%, 11/15/2047 110 128
salesforce.com Inc
3.70%, 04/11/2028 505 593
ServiceNow Inc
1.40%, 09/01/2030 640 618
$ 5,467
Sovereign - 1 .53%
Abu Dhabi Government International Bond
2.50%, 09/30/2029
(i)
250 266
CoBank ACB
6.25%, 12/31/2049
(g),(j)
670 710
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
4.50%, 03/15/2029 350 393
Dominican Republic International Bond
4.50%, 01/30/2030
(i)
250 252
4.88%, 09/23/2032
(i),(l)
575 584
Egypt Government International Bond
5.25%, 10/06/2025
(i)
450 447
Guatemala Government Bond
5.38%, 04/24/2032
(i)
200 235
Honduras Government International Bond
7.50%, 03/15/2024 350 385
Hungary Government International Bond
5.38%, 02/21/2023 176 194
Indonesia Government International Bond
5.38%, 10/17/2023
(i)
800 901
Israel Government International Bond
2.75%, 07/03/2030 425 464
Mexico Government International Bond
4.15%, 03/28/2027 665 741
5.00%, 04/27/2051 335 382
Morocco Government International Bond
4.25%, 12/11/2022 390 408
Panama Government International Bond
3.88%, 03/17/2028 200 226
Qatar Government International Bond
4.63%, 06/02/2046 500 655
Romanian Government International Bond
4.88%, 01/22/2024 170 189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(i)
$ 600 $ 729
Saudi Government International Bond
4.50%, 10/26/2046 600 711
Turkey Government International Bond
6.35%, 08/10/2024 455 448
6.38%, 10/14/2025 400 391
Ukraine Government International Bond
9.75%, 11/01/2028
(i)
375 408
$ 10,119
Student Loan Asset Backed Securities - 0 .22%
SMB Private Education Loan Trust 2020-A
0.45%, 03/15/2027
(i)
1,453 1,452
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2 .03%
AT&T Inc
2.75%, 06/01/2031 315 327
3.10%, 02/01/2043 370 354
3.50%, 06/01/2041 500 507
3.50%, 09/15/2053
(i)
1,493 1,427
3.50%, 02/01/2061 465 433
3.65%, 09/15/2059
(i)
304 290
4.05%, 12/15/2023 535 591
Axtel SAB de CV
6.38%, 11/14/2024 200 208
CommScope Inc
8.25%, 03/01/2027
(i)
685 709
Embarq Corp
8.00%, 06/01/2036 432 506
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
130 126
4.25%, 07/01/2028
(i)
255 256
Millicom International Cellular SA
4.50%, 04/27/2031
(i)
250 254
Rogers Communications Inc
3.70%, 11/15/2049 305 337
Sprint Communications Inc
6.00%, 11/15/2022 150 160
Sprint Corp
7.13%, 06/15/2024 350 402
7.25%, 09/15/2021 40 42
7.63%, 03/01/2026 322 392
7.88%, 09/15/2023 125 142
Telecom Italia Capital SA
6.38%, 11/15/2033 185 219
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(i)
235 254
T-Mobile USA Inc
2.05%, 02/15/2028
(i)
515 523
3.50%, 04/15/2025
(i)
715 783
4.00%, 04/15/2022 260 268
5.13%, 04/15/2025 185 190
6.50%, 01/15/2026 330 344
Verizon Communications Inc
2.99%, 10/30/2056
(i)
949 961
3.88%, 02/08/2029 1,290 1,510
Vodafone Group PLC
4.88%, 06/19/2049 350 433
VTR Comunicaciones SpA
5.13%, 01/15/2028
(i)
310 328
Zayo Group Holdings Inc
4.00%, 03/01/2027
(i)
185 182
$ 13,458
Textiles - 0 .01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(d),(i)
1,000 39

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .14%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e),(f)
$ 1,749 $ 507
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(i)
235 157
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(i)
130 62
11.25%, 08/15/2022
(i)
110 90
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(i)
125 132
$ 948
Trucking & Leasing - 0 .02%
DAE Funding LLC
4.50%, 08/01/2022
(i)
130 131
TOTAL BONDS $ 394,388
SENIOR FLOATING RATE INTERESTS
- 0 .89%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0 .05%
Navistar Inc
3.66%, 11/06/2024
(p)
$ 354 $ 350
3 Month USD LIBOR + 3.00%
Commercial Services - 0 .06%
Garda World Security Corp
4.90%, 10/23/2026
(p)
141 140
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(p)
253 249
3 Month USD LIBOR + 3.00%
$ 389
Diversified Financial Services - 0 .12%
Russell Investments US Institutional Holdco Inc
0.00%, 06/01/2023
(p),(q)
404 400
1 Month USD LIBOR + 2.75%
4.00%, 06/02/2025
(p)
438 435
1 Month USD LIBOR + 3.00%
$ 835
Electrical Components & Equipment - 0 .01%
Energizer Holdings Inc
2.44%, 12/17/2025
(p)
45 44
1 Month USD LIBOR + 4.50%
Entertainment - 0 .08%
CCM Merger Inc
0.00%, 10/29/2025
(p),(q)
415 410
1 Month USD LIBOR + 3.75%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(p)
124 119
3 Month USD LIBOR + 2.00%
$ 529
Food - 0 .02%
Bellring Brands LLC
6.00%, 10/21/2024
(p)
125 125
1 Month USD LIBOR + 5.00%
Insurance - 0 .10%
AssuredPartners Inc
5.50%, 02/12/2027
(p)
244 242
1 Month USD LIBOR + 4.50%
Asurion LLC
3.15%, 11/03/2023
(p)
200 196
1 Month USD LIBOR + 7.25%
6.65%, 08/04/2025
(p)
230 230
3 Month USD LIBOR + 3.25%
$ 668
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .03%
Golden Nugget LLC
3.25%, 10/04/2023
(p)
$ 260 $ 229
1 Month USD LIBOR + 2.50%
Media - 0 .03%
CSC Holdings LLC
2.65%, 04/15/2027
(p)
192 186
1 Month USD LIBOR + 2.50%
Oil & Gas - 0 .01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(p)
47 49
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0 .21%
Bausch Health Americas Inc
3.15%, 05/19/2025
(p)
641 625
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(p)
808 766
3 Month USD LIBOR + 4.00%
$ 1,391
Pipelines - 0 .03%
Buckeye Partners LP
2.90%, 11/01/2026
(p)
184 180
1 Month USD LIBOR + 2.75%
Retail - 0 .07%
IRB Holding Corp
3.75%, 02/05/2025
(p)
476 452
1 Month USD LIBOR + 2.75%
Telecommunications - 0 .07%
Level 3 Financing Inc
1.87%, 03/01/2027
(p)
30 29
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.90%, 10/05/2024
(p)
280 270
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.15%, 02/19/2027
(p)
194 187
1 Month USD LIBOR + 3.00%
$ 486
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,913
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40 .09%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .11%
3.00%, 01/01/2043 $ 2,268 $ 2,491
3.00%, 02/01/2043 910 996
3.00%, 03/01/2043 408 453
3.99%, 01/01/2034 39 39
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.00%, 02/01/2046 7,493 8,187
4.50%, 04/01/2031 552 609
4.50%, 04/01/2041 3,704 4,168
5.00%, 06/01/2031 413 465
5.50%, 08/01/2023 108 112
5.50%, 05/01/2033 39 46
5.50%, 10/01/2033 39 43
5.50%, 12/01/2033 497 576
5.50%, 11/01/2036 451 518
5.50%, 04/01/2038 150 174
5.50%, 08/01/2038 298 350
6.00%, 03/01/2022 3 3
6.00%, 07/01/2023 43 47
6.00%, 06/01/2028 2 2
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 18 21
6.00%, 12/01/2032 19 22
6.00%, 02/01/2033 93 104
6.00%, 12/01/2033 25 30

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
142
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 10/01/2036 $ 150 $ 178
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 637 742
6.50%, 03/01/2029 3 4
6.50%, 05/01/2029 5 6
6.50%, 04/01/2031 2 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 1 2
6.50%, 05/01/2032 6 7
6.50%, 04/01/2035 53 63
6.50%, 10/01/2035 40 47
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 10 11
7.00%, 12/01/2030 3 3
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 42 44
$ 20,597
Federal National Mortgage Association (FNMA) - 0 .41%
2.18%, 10/01/2034 24 24
1.00 x 6 Month USD LIBOR + 1.08%
2.49%, 08/01/2035 71 72
1.00 x 12 Month USD LIBOR + 1.74%
2.74%, 07/01/2033 386 401
1.00 x 12 Month USD LIBOR + 1.56%
3.22%, 04/01/2033 67 68
1.00 x 6 Month USD LIBOR + 2.26%
3.53%, 04/01/2036 17 17
1.00 x 12 Month USD LIBOR + 1.54%
3.61%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
3.76%, 01/01/2033 42 42
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
5.00%, 07/01/2044 1,854 2,079
$ 2,707
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15 .36%
2.00%, 11/01/2035
(r)
8,000 8,298
2.00%, 11/01/2050
(r)
6,000 6,189
2.50%, 04/01/2028 1,609 1,687
2.50%, 06/01/2028 115 119
2.50%, 09/01/2029 447 472
2.50%, 06/01/2035 755 784
2.50%, 08/01/2035 2,903 3,059
2.50%, 11/01/2035
(r)
2,000 2,078
2.50%, 11/01/2050
(r)
17,600 18,340
3.00%, 10/01/2029 77 82
3.00%, 09/01/2032 148 158
3.00%, 11/01/2035
(r)
2,000 2,094
3.00%, 12/01/2040 165 176
3.00%, 04/01/2043 433 460
3.00%, 05/01/2043 600 659
3.00%, 08/01/2043 2,816 2,990
3.00%, 03/01/2048 5,250 5,493
3.00%, 12/01/2048 155 162
3.00%, 07/01/2050 4,831 5,085
3.00%, 11/01/2050
(r)
12,000 12,542
3.50%, 02/01/2033 30 32
3.50%, 05/01/2034 1,528 1,680
3.50%, 01/01/2041 180 195
3.50%, 01/01/2044 1,166 1,298
3.50%, 11/01/2044 3,052 3,356
3.50%, 08/01/2045 4,662 5,130
3.50%, 04/01/2047 169 188
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2047 $ 67 $ 74
3.50%, 11/01/2047 4,366 4,823
3.50%, 03/01/2048 57 60
4.00%, 02/01/2031 206 222
4.00%, 03/01/2034 580 655
4.00%, 05/01/2047 6,551 7,053
4.00%, 06/01/2048 21 23
4.50%, 04/01/2024 457 480
4.50%, 06/01/2044 725 812
5.00%, 06/01/2048 1,447 1,644
5.50%, 02/01/2023 9 10
5.50%, 06/01/2023 29 32
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 84 99
5.50%, 09/01/2033 123 145
5.50%, 05/01/2040 376 432
6.00%, 02/01/2023 4 5
6.00%, 02/01/2038 324 364
6.00%, 05/01/2038 31 34
6.00%, 08/01/2038 139 155
6.00%, 08/01/2038 210 235
6.50%, 05/01/2022 1 2
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 2
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 5 6
6.50%, 07/01/2037 117 133
6.50%, 07/01/2037 249 301
6.50%, 12/01/2037 188 224
6.50%, 02/01/2038 293 344
6.50%, 03/01/2038 65 75
6.50%, 09/01/2038 308 358
7.00%, 03/01/2032 19 22
7.50%, 08/01/2032 5 5
$ 101,647
Government National Mortgage Association (GNMA) - 7 .43%
2.00%, 11/01/2050 8,000 8,310
2.50%, 11/01/2050 11,500 12,045
3.00%, 06/20/2043 2,115 2,255
3.00%, 01/20/2045 955 1,017
3.00%, 06/20/2046 518 548
3.00%, 07/20/2046 2,231 2,354
3.00%, 11/20/2046 3,388 3,576
3.50%, 03/15/2042 969 1,070
3.50%, 04/15/2042 960 1,055
3.50%, 09/20/2044 65 74
3.50%, 09/20/2047 1,395 1,554
3.50%, 06/20/2048 2,451 2,606
4.00%, 01/20/2048 4,860 5,344
4.50%, 06/20/2025 1,278 1,360
4.50%, 09/15/2039 261 296
4.50%, 03/15/2040 1,432 1,582
5.00%, 11/15/2033 1,236 1,424
5.00%, 06/15/2034 23 27
5.00%, 10/20/2039 95 108
5.00%, 07/20/2040 123 134
5.00%, 02/15/2042 902 1,040
5.50%, 10/15/2033 488 572
5.50%, 05/20/2035 47 55
5.50%, 02/15/2038 417 489
6.00%, 07/20/2028 19 21
6.00%, 11/20/2028 17 19
6.00%, 01/20/2029 19 21
6.00%, 07/20/2029 4 5
6.00%, 08/15/2031 16 18
6.00%, 01/15/2032 2 3

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
143
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 02/15/2032 $ 9 $ 10
6.00%, 02/15/2033 23 26
6.00%, 12/15/2033 29 35
6.50%, 03/20/2028 4 4
6.50%, 05/20/2029 3 4
6.50%, 10/15/2032 11 13
6.50%, 12/15/2032 44 49
7.00%, 06/15/2031 7 8
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 35 39
8.00%, 01/20/2031 3 4
$ 49,175
U.S. Treasury - 10 .29%
0.50%, 06/30/2027 7,000 6,956
1.63%, 08/15/2029 6,000 6,434
3.00%, 09/30/2025 6,000 6,765
3.13%, 05/15/2048 20,000 26,930
3.88%, 08/15/2040
(s)
14,545 20,971
$ 68,056
U.S. Treasury Bill - 3 .49%
0.10%, 12/01/2020
(t)
5,950 5,950
0.10%, 11/10/2020
(t)
17,135 17,135
$ 23,085
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 265,267
Total Investments $ 743,997
Other Assets and Liabilities -  (12.44)% (82,290)
TOTAL NET ASSETS - 100.00% $ 661,707
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,072 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $509 or 0.08%
of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security purchased on a when-issued basis.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $101,055 or 15.27% of net assets.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $5,281 or 0.80% of net assets.
(l) Security or a portion of the security was on loan at the end of the period.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $577 or 0.09% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 31 .40%
Financial 16 .89%
Government 15 .87%
Consumer, Non-cyclical 6 .79%
Asset Backed Securities 6 .31%
Investment Companies 5 .63%
Money Market Funds 5 .62%
Communications 5 .29%
Energy 4 .39%
Consumer, Cyclical 3 .78%
Industrial 3 .09%
Technology 2 .76%
Utilities 2 .50%
Basic Materials 2 .12%
Other Assets and Liabilities
( 12 .44 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 61,205 $ 643,381 $ 667,449 $ 37,137
$ 61,205 $ 643,381 $ 667,449 $ 37,137
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 153 $ — $ — $ —
$ 153 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Fund
October 31, 2020
See accompanying notes.
144
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Long 85 $ 11,749 $ (87)
US 10 Year Ultra Note; December 2020 Short 16 2,517 46
US 2 Year Note; December 2020 Long 44 9,717 (1)
US 5 Year Note; December 2020 Short 15 1,884 1
US Long Bond; December 2020 Long 17 2,932 (54)
Total $ (95)
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Fund
October 31, 2020
See accompanying notes.
145
INVESTMENT COMPANIES - 0.77% Shares Held Value (000's)
Money Market Funds - 0.77%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
13,506 $ 13
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
85,877,659 85,878
$ 85,891
TOTAL INVESTMENT COMPANIES $ 85,891
COMMON STOCKS - 97.92% Shares Held Value (000's)
Apparel - 1.46%
Adidas AG
(d)
187,446 $ 55,691
LVMH Moet Hennessy Louis Vuitton SE 230,097 107,857
$ 163,548
Automobile Manufacturers - 4.70%
Bayerische Motoren Werke AG 621,108 42,446
Eicher Motors Ltd 834,148 23,475
Ferrari NV 459,358 81,946
Honda Motor Co Ltd 2,660,700 62,933
Kia Motors Corp 982,071 44,045
Maruti Suzuki India Ltd 504,527 47,387
Toyota Motor Corp 2,517,700 165,279
Volvo AB - B Shares
(d)
2,986,017 58,040
$ 525,551
Automobile Parts & Equipment - 0.95%
Toyota Industries Corp 1,638,500 105,885
Banks - 6.72%
Bank Leumi Le-Israel BM 7,495,997 35,329
Canadian Imperial Bank of Commerce 653,400 48,739
Credicorp Ltd 434,918 49,876
DBS Group Holdings Ltd 6,487,200 96,632
DNB ASA 3,980,618 53,757
Erste Group Bank AG 1,262,951 25,961
Grupo Financiero Banorte SAB de CV
(d)
8,768,730 39,107
HDFC Bank Ltd ADR
(d)
814,881 46,807
ICICI Bank Ltd ADR
(d)
4,575,419 48,271
Intesa Sanpaolo SpA
(d)
25,997,992 43,159
Kotak Mahindra Bank Ltd
(d)
1,289,348 26,907
Mediobanca Banca di Credito Finanziario SpA 9,242,110 65,616
PT Bank Central Asia Tbk 29,470,200 57,987
Toronto-Dominion Bank/The 1,701,500 75,069
United Overseas Bank Ltd 2,792,700 38,803
$ 752,020
Beverages - 0.58%
Carlsberg AS 510,109 64,591
Biotechnology - 1.22%
CSL Ltd 673,006 136,255
Building Materials - 2.53%
Anhui Conch Cement Co Ltd 4,331,398 33,002
China Lesso Group Holdings Ltd 20,762,000 33,660
Cie de Saint-Gobain
(d)
1,405,755 54,759
CRH PLC 3,442,162 120,447
HeidelbergCement AG 715,487 40,921
$ 282,789
Chemicals - 1.61%
BASF SE 776,613 42,526
Evonik Industries AG 1,288,740 31,029
Koninklijke DSM NV 433,163 69,274
Nutrien Ltd 914,700 37,184
$ 180,013
Commercial Services - 1.32%
Adecco Group AG 621,872 30,493
Adyen NV
(d),(e)
28,582 48,039
Dai Nippon Printing Co Ltd 1,312,200 24,446
New Oriental Education & Technology Group Inc
ADR
(d)
281,958 45,220
$ 148,198
Computers - 2.26%
Capgemini SE 515,681 59,544
Logitech International SA 1,373,810 115,574
Nomura Research Institute Ltd 1,525,300 44,962
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Obic Co Ltd 188,700 $ 33,408
$ 253,488
Consumer Products - 0.42%
Hindustan Unilever Ltd 1,700,600 47,549
Cosmetics & Personal Care - 1.05%
Unilever NV 971,432 54,763
Unilever PLC 1,098,172 62,584
$ 117,347
Distribution & Wholesale - 2.11%
Bunzl PLC 1,335,347 41,511
Ferguson PLC 1,026,822 101,985
ITOCHU Corp 3,850,300 92,479
$ 235,975
Diversified Financial Services - 1.72%
B3 SA - Brasil Bolsa Balcao 4,610,000 40,822
Housing Development Finance Corp Ltd 2,165,489 56,180
KB Financial Group Inc 1,212,042 43,354
London Stock Exchange Group PLC 359,837 38,790
Tisco Financial Group PCL 5,969,300 13,534
$ 192,680
Electric - 2.61%
Enel SpA 14,197,342 112,876
Iberdrola SA 11,029,147 130,227
Northland Power Inc 1,529,100 49,455
$ 292,558
Electrical Components & Equipment - 0.45%
Delta Electronics Inc 7,543,000 50,187
Electronics - 1.78%
Halma PLC 1,534,418 47,088
Hoya Corp 1,351,704 152,549
$ 199,637
Energy - Alternate Sources - 1.10%
Vestas Wind Systems A/S 716,479 122,922
Entertainment - 0.42%
Flutter Entertainment PLC
(d)
271,553 47,470
Food - 3.39%
Dino Polska SA
(d),(e)
446,660 24,557
Koninklijke Ahold Delhaize NV 1,355,895 37,173
Nestle India Ltd 134,763 31,190
Nestle SA 2,272,330 255,587
Seven & i Holdings Co Ltd 1,026,500 31,200
$ 379,707
Hand & Machine Tools - 1.20%
Techtronic Industries Co Ltd 9,978,000 134,397
Healthcare - Products - 1.70%
Ambu A/S 861,225 26,121
GN Store Nord A/S 426,983 30,741
Koninklijke Philips NV
(d)
1,958,360 90,705
Sartorius Stedim Biotech 112,650 42,735
$ 190,302
Healthcare - Services - 1.84%
ICON PLC
(d)
447,866 80,750
Lonza Group AG 206,085 124,869
$ 205,619
Home Builders - 0.94%
Persimmon PLC 1,757,419 53,209
Taylor Wimpey PLC
(d)
37,680,005 51,625
$ 104,834
Home Furnishings - 1.51%
Howden Joinery Group PLC 6,520,689 53,834
Sony Corp 1,382,400 115,246
$ 169,080
Insurance - 4.94%
AIA Group Ltd 10,070,800 95,846
ASR Nederland NV 1,021,641 31,002
AXA SA 3,057,025 49,094
Fairfax Financial Holdings Ltd 114,600 30,126

Schedule of Investments
Diversified International Fund
October 31, 2020
See accompanying notes.
146
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hannover Rueck SE 446,249 $ 64,849
ICICI Lombard General Insurance Co Ltd
(d),(e)
1,400,843 23,348
Legal & General Group PLC 18,111,731 43,425
NN Group NV 1,130,631 39,347
Prudential PLC 3,170,431 38,776
Sompo Holdings Inc 1,241,100 46,338
Tokio Marine Holdings Inc 1,677,500 74,975
Unipol Gruppo SpA
(d)
4,428,174 16,152
$ 553,278
Internet - 7.59%
Alibaba Group Holding Ltd
(d)
8,619,744 326,635
MercadoLibre Inc
(d)
26,030 31,602
Naspers Ltd 365,464 71,349
NCSoft Corp 51,575 35,436
Shopify Inc
(d)
112,878 104,461
Tencent Holdings Ltd 3,663,832 279,937
$ 849,420
Investment Companies - 0 .59%
Kinnevik AB - Class B
(d)
1,623,797 66,493
Machinery - Construction & Mining - 0.28%
Siemens Energy AG
(d)
1,422,525 31,147
Machinery - Diversified - 2.47%
Daifuku Co Ltd 462,500 47,692
Ebara Corp 1,809,300 50,292
GEA Group AG 1,066,505 35,518
Keyence Corp 217,900 98,888
Miura Co Ltd 948,000 44,665
$ 277,055
Metal Fabrication & Hardware - 0.80%
SKF AB 4,351,467 89,079
Mining - 2.95%
Anglo American PLC 1,899,695 44,573
Antofagasta PLC 2,719,024 36,256
Barrick Gold Corp 1,893,900 50,635
Franco-Nevada Corp 682,661 93,217
Rio Tinto Ltd 1,620,776 105,438
$ 330,119
Miscellaneous Manufacturers - 1.90%
JSR Corp 1,869,700 42,259
Pidilite Industries Ltd 1,348,657 28,560
Siemens AG 840,197 98,568
Trelleborg AB
(d)
2,569,710 42,760
$ 212,147
Oil & Gas - 2.51%
LUKOIL PJSC ADR 530,038 27,118
Neste Oyj
(f)
2,361,151 123,142
Parkland Corp/Canada 1,082,400 26,437
Reliance Industries Ltd 2,864,194 79,409
Suncor Energy Inc 2,165,400 24,428
$ 280,534
Pharmaceuticals - 4.45%
AstraZeneca PLC 1,093,383 109,782
Novo Nordisk A/S 2,001,436 127,623
Recordati Industria Chimica e Farmaceutica SpA 491,793 25,497
Roche Holding AG 731,653 235,103
$ 498,005
Pipelines - 1.06%
Pembina Pipeline Corp 2,587,200 54,160
TC Energy Corp 1,634,100 64,319
$ 118,479
Private Equity - 2.27%
3i Group PLC 9,730,683 121,534
Brookfield Asset Management Inc 3,487,653 103,637
Intermediate Capital Group PLC 1,881,394 28,577
$ 253,748
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1.00%
Sun Hung Kai Properties Ltd 2,763,500 $ 35,571
Tokyo Tatemono Co Ltd 1,804,700 20,756
Vonovia SE 864,181 55,190
$ 111,517
Retail - 4.24%
Alimentation Couche-Tard Inc 4,081,192 125,686
Home Product Center PCL 74,114,400 33,147
JD Sports Fashion PLC 5,103,149 49,095
Li Ning Co Ltd 13,978,000 72,852
Magazine Luiza SA 12,046,000 51,497
Pan Pacific International Holdings Corp 3,071,400 65,170
Wal-Mart de Mexico SAB de CV 32,073,178 77,660
$ 475,107
Semiconductors - 7.75%
ASM International NV 184,972 26,420
ASML Holding NV 472,331 170,890
MediaTek Inc 2,337,000 55,551
Samsung Electronics Co Ltd 4,726,722 237,592
SK Hynix Inc 415,616 29,485
Taiwan Semiconductor Manufacturing Co Ltd 22,951,544 347,249
$ 867,187
Software - 1.91%
Capcom Co Ltd 931,800 50,962
Dassault Systemes SE 338,939 57,792
DeNA Co Ltd 1,252,000 21,362
Mixi Inc 883,500 24,315
Nemetschek SE 353,949 25,628
NetEase Inc 1,922,200 33,621
$ 213,680
Telecommunications - 3.33%
Deutsche Telekom AG 3,747,071 56,951
Nice Ltd ADR
(d)
389,219 88,843
Nippon Telegraph & Telephone Corp 3,895,400 81,943
SoftBank Group Corp 2,233,600 145,483
$ 373,220
Toys, Games & Hobbies - 1.27%
Nintendo Co Ltd 262,500 141,931
Transportation - 1.02%
Canadian National Railway Co 1,154,848 114,722
TOTAL COMMON STOCKS $ 10,959,470
PREFERRED STOCKS - 0.25% Shares Held Value (000's)
Telecommunications - 0.25%
Telefonica Brasil SA 2.68% 3,804,500 $ 28,206
TOTAL PREFERRED STOCKS $ 28,206
Total Investments $ 11,073,567
Other Assets and Liabilities -  1.06% 118,914
TOTAL NET ASSETS - 100.00% $ 11,192,481
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,274 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $95,944 or 0.86% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Diversified International Fund
October 31, 2020
See accompanying notes.
147
Portfolio Summary   (unaudited)
Location Percent
Japan 15.95%
United Kingdom 9.36%
Canada 8.94%
China 7.36%
Switzerland 6.80%
Germany 5.20%
Netherlands 4.59%
India 4.10%
Taiwan 4.05%
Korea, Republic Of 3.49%
Denmark 3.33%
France 3.32%
Italy 3.08%
Hong Kong 2.37%
Sweden 2.29%
Ireland 2.22%
Australia 1.22%
Singapore 1.21%
Spain 1.16%
Israel 1.11%
Finland 1.10%
Brazil 1.07%
Mexico 1.04%
United States 0.77%
South Africa 0.64%
Indonesia 0.52%
Norway 0.48%
Peru 0.45%
Thailand 0.42%
Chile 0.33%
Argentina 0.28%
Russian Federation 0.24%
Austria 0.23%
Poland 0.22%
Other Assets and Liabilities
1.06%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 120,902 $ 5,142,723 $ 5,177,747 $ 85,878
$ 120,902 $ 5,142,723 $ 5,177,747 $ 85,878
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,420 $ — $ — $ —
$ 1,420 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2020
See accompanying notes.
148
INVESTMENT COMPANIES - 1 .61 % Shares Held Value (000's)
Money Market Funds - 1 .61%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
127,534 $ 127
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
125,573,942 125,574
$ 125,701
TOTAL INVESTMENT COMPANIES $ 125,701
COMMON STOCKS - 97 .94 % Shares Held Value (000's)
Apparel - 1 .81%
NIKE Inc 1,173,880 $ 140,959
Automobile Manufacturers - 2 .69%
PACCAR Inc 2,451,014 209,268
Automobile Parts & Equipment - 1 .85%
Magna International Inc 2,817,624 144,009
Banks - 8 .36%
Bank of America Corp 2,468,202 58,496
First Republic Bank/CA 1,411,772 178,081
JPMorgan Chase & Co 1,953,793 191,550
Morgan Stanley 1,885,525 90,788
PNC Financial Services Group Inc/The 1,183,908 132,456
$ 651,371
Beverages - 1 .88%
Coca-Cola Co/The 3,054,947 146,821
Biotechnology - 1 .63%
Corteva Inc 3,853,898 127,102
Chemicals - 2 .99%
Air Products and Chemicals Inc 456,695 126,158
PPG Industries Inc 822,759 106,728
$ 232,886
Computers - 1 .65%
Apple Inc 1,180,872 128,550
Diversified Financial Services - 4 .68%
BlackRock Inc 369,737 221,550
Discover Financial Services 2,195,721 142,744
$ 364,294
Electric - 6 .36%
Eversource Energy 1,126,789 98,335
NextEra Energy Inc 1,776,708 130,073
Sempra Energy 292,879 36,715
WEC Energy Group Inc 1,204,304 121,093
Xcel Energy Inc 1,557,895 109,099
$ 495,315
Electronics - 0 .85%
Honeywell International Inc 403,364 66,535
Food - 3 .61%
Hormel Foods Corp 3,471,954 169,050
Tyson Foods Inc 1,957,210 112,011
$ 281,061
Healthcare - Products - 4 .89%
Abbott Laboratories 2,035,534 213,955
Medtronic PLC 1,663,603 167,308
$ 381,263
Insurance - 4 .12%
Allstate Corp/The 291,407 25,862
Chubb Ltd 994,654 129,215
Fidelity National Financial Inc 3,079,604 96,361
Swiss Re AG ADR
(e)
3,851,762 69,255
$ 320,693
Machinery - Construction & Mining - 0 .23%
Caterpillar Inc 114,075 17,915
Machinery - Diversified - 3 .40%
Deere & Co 1,171,554 264,666
Media - 2 .56%
Walt Disney Co/The 1,644,149 199,353
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .98%
3M Co 179,415 $ 28,699
Parker-Hannifin Corp 936,829 195,198
Trane Technologies PLC 651,288 86,458
$ 310,355
Oil & Gas - 3 .15%
Chevron Corp 1,162,280 80,778
EOG Resources Inc 1,867,770 63,952
Exxon Mobil Corp 217,771 7,104
Marathon Petroleum Corp 2,675,884 78,939
Royal Dutch Shell PLC - B shares ADR 601,506 14,526
$ 245,299
Pharmaceuticals - 8 .77%
Becton Dickinson and Co 573,156 132,474
Merck & Co Inc 2,180,036 163,960
Novartis AG ADR 1,397,619 109,126
Pfizer Inc 2,868,286 101,767
Roche Holding AG ADR 4,401,227 176,005
$ 683,332
Pipelines - 1 .14%
Enterprise Products Partners LP 5,363,523 88,874
Private Equity - 2 .27%
KKR & Co Inc 5,170,774 176,582
REITs - 4 .57%
Alexandria Real Estate Equities Inc 850,394 128,852
Digital Realty Trust Inc 1,040,851 150,195
Realty Income Corp 1,332,450 77,095
$ 356,142
Retail - 4 .67%
Costco Wholesale Corp 620,732 221,986
Starbucks Corp 1,111,467 96,653
Target Corp 298,413 45,425
$ 364,064
Semiconductors - 3 .71%
Microchip Technology Inc 1,316,808 138,370
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,797,390 150,747
$ 289,117
Software - 3 .46%
Fidelity National Information Services Inc 749,581 93,390
Microsoft Corp 494,706 100,163
SAP SE ADR 715,608 76,449
$ 270,002
Telecommunications - 4 .90%
BCE Inc 4,301,311 172,999
Verizon Communications Inc 3,666,953 208,979
$ 381,978
Toys, Games & Hobbies - 1 .66%
Hasbro Inc 1,559,817 129,028
Transportation - 2 .10%
Union Pacific Corp 923,447 163,626
TOTAL COMMON STOCKS $ 7,630,460
Total Investments $ 7,756,161
Other Assets and Liabilities -  0.45% 34,829
TOTAL NET ASSETS - 100.00% $ 7,790,990
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $127 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
October 31, 2020
See accompanying notes.
149
Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .00%
Consumer, Non-cyclical 20 .78%
Consumer, Cyclical 12 .68%
Industrial 10 .56%
Technology 8 .82%
Communications 7 .46%
Utilities 6 .36%
Energy 4 .29%
Basic Materials 2 .99%
Money Market Funds 1 .61%
Other Assets and Liabilities
0 .45%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 189,995 $ 2,255,184 $ 2,319,605 $ 125,574
$ 189,995 $ 2,255,184 $ 2,319,605 $ 125,574
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,197 $ — $ — $ —
$ 1,197 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
150
INVESTMENT COMPANIES - 14.77% Shares Held Value (000's)
Money Market Funds - 14.77%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
33,964,138 $ 33,964
TOTAL INVESTMENT COMPANIES $ 33,964
BONDS - 72.89%
Principal
Amount (000's) Value (000's)
Agriculture - 0.90%
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
$ 1,925 $ 2,057
Banks - 2.70%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 3,700 3,116
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,350 3,082
$ 6,198
Building Materials - 0.84%
Cemex SAB de CV
5.20%, 09/17/2030
(d)
1,825 1,928
Chemicals - 0.67%
MEGlobal Canada ULC
5.00%, 05/18/2025
(d)
1,425 1,551
Commercial Services - 1.07%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(d)
2,450 2,465
Diversified Financial Services - 1.68%
Power Finance Corp Ltd
5.25%, 08/10/2028 3,610 3,860
Electric - 1.61%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(d)
2,700 2,668
3.95%, 02/12/2030 1,050 1,037
$ 3,705
Food - 1.80%
MARB BondCo PLC
6.88%, 01/19/2025 1,900 1,963
7.00%, 03/15/2024 2,125 2,180
$ 4,143
Iron & Steel - 0.50%
Metinvest BV
7.65%, 10/01/2027
(d)
850 826
8.50%, 04/23/2026 325 327
$ 1,153
Metal Fabrication & Hardware - 1.56%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(d)
3,425 3,578
Mining - 0.51%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(d)
1,075 1,164
Oil & Gas - 10.07%
Leviathan Bond Ltd
5.75%, 06/30/2023
(d)
1,050 1,074
6.13%, 06/30/2025
(d)
1,350 1,396
6.50%, 06/30/2027
(d)
1,675 1,725
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,256 1,156
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 737 667
Petrobras Global Finance BV
5.09%, 01/15/2030 1,625 1,702
Petroleos Mexicanos
6.50%, 03/13/2027 1,950 1,811
6.84%, 01/23/2030 2,250 2,011
6.95%, 01/28/2060 4,225 3,304
Saudi Arabian Oil Co
2.75%, 04/16/2022 5,000 5,124
Tullow Oil PLC
6.25%, 04/15/2022 1,575 976
7.00%, 03/01/2025 4,250 2,220
$ 23,166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 4.28%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(d)
$ 1,550 $ 1,441
Country Garden Holdings Co Ltd
4.75%, 09/28/2023 550 562
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 2,198 2,144
Sunac China Holdings Ltd
7.25%, 06/14/2022 325 327
7.88%, 02/15/2022 2,325 2,360
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 750 754
8.50%, 02/04/2023 2,150 2,258
$ 9,846
Retail - 0.81%
Vivo Energy Investments BV
5.13%, 09/24/2027
(d)
1,800 1,869
Sovereign - 40.40%
1MDB Global Investments Ltd
4.40%, 03/09/2023 2,300 2,283
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(e)
1,302 478
0.12%, 07/09/2035
(e)
7,579 2,478
1.00%, 07/09/2029 323 132
Dominican Republic International Bond
4.88%, 09/23/2032
(d)
750 761
5.88%, 01/30/2060
(d)
3,050 2,913
5.95%, 01/25/2027 1,175 1,281
6.40%, 06/05/2049 450 457
Ghana Government International Bond
6.38%, 02/11/2027 2,700 2,509
8.13%, 01/18/2026 250 252
8.13%, 03/26/2032 1,700 1,562
Hungary Government International Bond
6.38%, 03/29/2021 2,000 2,047
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 110,950,000 7,803
Ivory Coast Government International Bond
6.88%, 10/17/2040 EUR 3,275 3,714
Malaysia Government Bond
4.07%, 06/15/2050 MYR 13,900 3,442
Mexican Bonos
5.75%, 03/05/2026 MXN 47,900 2,298
8.50%, 05/31/2029 46,300 2,546
Peru Government Bond
6.15%, 08/12/2032 PEN 26,950 8,590
Peruvian Government International Bond
6.95%, 08/12/2031 5,125 1,748
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 177,000 9,092
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 1,050 885
5.75%, 09/30/2049 2,100 1,891
Romanian Government International Bond
2.00%, 01/28/2032 EUR 2,875 3,348
3.38%, 02/08/2038 925 1,164
3.38%, 01/28/2050 800 968
3.50%, 04/03/2034 950 1,249
3.62%, 05/26/2030
(d)
1,200 1,602
Russian Federal Bond - OFZ
7.25%, 05/10/2034 RUB 375,500 5,103
Serbia International Bond
3.13%, 05/15/2027
(d)
EUR 3,425 4,334
Turkey Government International Bond
4.88%, 04/16/2043 $ 8,050 5,866

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 05/31/2040
(b),(e)
$ 3,420 $ 2,954
4.38%, 01/27/2030
(d)
EUR 700 679
7.75%, 09/01/2025 $ 800 818
7.75%, 09/01/2027 2,975 2,994
Zambia Government International Bond
5.38%, 09/20/2022 1,475 642
8.50%, 04/14/2024 3,225 1,393
8.97%, 07/30/2027 1,475 623
$ 92,899
Supranational Bank - 0.64%
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 1,450 1,479
Telecommunications - 2.85%
C&W Senior Financing DAC
7.50%, 10/15/2026
(d)
900 948
7.50%, 10/15/2026 1,425 1,500
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 3,995 4,096
$ 6,544
TOTAL BONDS $ 167,605
CREDIT LINKED STRUCTURED NOTES
- 7.88%
Principal
Amount (000's) Value (000's)
Sovereign - 7.88%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027 CNY 124,300 $ 18,121
TOTAL CREDIT LINKED STRUCTURED NOTES $ 18,121
Total Investments $ 219,690
Other Assets and Liabilities -  4.46% 10,258
TOTAL NET ASSETS - 100.00% $ 229,948
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,979 or 15.21% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 14.77%
China 7.88%
Mexico 6.05%
South Africa 5.15%
Cayman Islands 5.07%
Peru 4.50%
India 4.36%
Indonesia 3.90%
Romania 3.63%
Mauritius 3.34%
Ukraine 3.23%
United Kingdom 3.18%
Turkey 2.55%
Dominican Republic 2.36%
Saudi Arabia 2.23%
Russian Federation 2.22%
Netherlands 2.05%
Serbia 1.88%
Ghana 1.88%
Israel 1.83%
Cote d'Ivoire 1.61%
Malaysia 1.50%
Tunisia 1.36%
Argentina 1.35%
Azerbaijan 1.34%
Zambia 1.16%
Ireland 1.07%
Virgin Islands, British 0.99%
Austria 0.90%
Hungary 0.89%
Canada 0.67%
Supranational 0.64%
Other Assets and Liabilities
4.46%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ 216,521 $ 182,557 $ 33,964
$ — $ 216,521 $ 182,557 $ 33,964
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/16/2020 $ 19,713 EUR 16,821 $ 118 $ —
Goldman Sachs & Co 11/20/2020 $ 4,622 EUR 3,900 79 —
Goldman Sachs & Co 11/20/2020 EUR 7,884 $ 9,320 — (136)
Goldman Sachs & Co 11/20/2020 INR 590,000 $ 7,995 — (68)
Goldman Sachs & Co 11/20/2020 $ 10,645 PEN 38,200 74 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
152
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 11/20/2020 RUB 67,000 $ 862 $ — $ (20)
HSBC Securities Inc 11/20/2020 CZK 210,000 $ 9,014 — (33)
HSBC Securities Inc 11/20/2020 RUB 356,000 $ 4,556 — (83)
HSBC Securities Inc 11/20/2020 $ 10,814 RUB 843,400 217 —
HSBC Securities Inc 11/20/2020 $ 9,043 ZAR 150,032 — (162)
HSBC Securities Inc 11/20/2020 ZAR 75,000 $ 4,585 17 —
JPMorgan Chase 11/16/2020 EUR 1,932 $ 2,287 — (37)
JPMorgan Chase 11/20/2020 $ 9,158 CZK 210,000 177 —
JPMorgan Chase 11/20/2020 EUR 3,938 $ 4,618 — (30)
JPMorgan Chase 11/20/2020 $ 9,302 EUR 7,922 73 —
JPMorgan Chase 11/20/2020 $ 4,964 MXN 106,500 — (48)
JPMorgan Chase 11/20/2020 PEN 150 $ 42 — —
JPMorgan Chase 11/20/2020 PLN 52,350 $ 13,603 — (375)
JPMorgan Chase 11/20/2020 $ 13,407 PLN 52,350 179 —
JPMorgan Chase 11/20/2020 $ 4,538 ZAR 75,000 — (64)
Total $ 934 $ (1,056)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
JPMorgan Chase Turkey Government
International Bond,
11.88%, 01/15/2030
5.56% (1.00)% Quarterly 12/20/2025 $ 8,100 $ 1,613 $ (19) $ 1,594 $ —
Total $ 1,613 $ (19) $ 1,594 $ —
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.03% Annual Annual N/A 01/03/2022 BRL 321,000 $ 249 $ — $ 249 $ —
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 5.46% Annual Annual N/A 01/02/2025 128,500 (1,061) — — (1,061)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 6.46% Annual Annual N/A 01/02/2025 163,500 (182) — — (182)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.29% Annual Annual N/A 01/03/2022 438,100 117 — 117 —
Total $ (877) $ — $ 366 $ (1,243)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 PLN 212,800 $ 106 $ (4) $ 102
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 44,200 (199) 8 (191)
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 42,400 13 7 20

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
October 31, 2020
See accompanying notes.
153
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 PLN 8,900 $ (33) $ (6) $ (39)
Total $ (113) $ 5 $ (108)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 02/16/2021
31,700,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/17/2021 $ 1,900 $ — $ 42 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
48,400,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/03/2021 2,936 — 17 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/23/2021
35,325,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 01/07/2021 2,120 — 19 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/29/2020
34,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/30/2020 2,116 — 14 —
Total $ — $ 92 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
154
INVESTMENT COMPANIES - 3.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.40%
Invesco Preferred ETF 61,071 $ 894
iShares iBoxx $ Investment Grade Corporate
Bond ETF
65,000 8,692
iShares Preferred & Income Securities ETF 23,168 839
SPDR Bloomberg Barclays High Yield Bond ETF 33,650 3,510
WisdomTree Trust - WisdomTree International
High Dividend Fund ETP
22,085 697
WisdomTree US High Dividend Fund ETP 81,183 4,971
$ 19,603
Money Market Funds - 2.87%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
52,325 53
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
140,535,032 140,535
$ 140,588
TOTAL INVESTMENT COMPANIES $ 160,191
COMMON STOCKS - 19.69% Shares Held Value (000's)
Advertising - 0.02%
Dentsu Group Inc 21,000 $ 605
Hakuhodo DY Holdings Inc 29,500 376
$ 981
Aerospace & Defense - 0.18%
BAE Systems PLC 125,344 644
CAE Inc 50,500 863
Elbit Systems Ltd 361 41
General Dynamics Corp 9,304 1,222
HEICO Corp 8,664 910
Hexcel Corp 16,085 538
Lockheed Martin Corp 3,087 1,081
Meggitt PLC 190,004 673
MTU Aero Engines AG 2,216 379
Northrop Grumman Corp 2,311 670
Thales SA 11,569 754
TransDigm Group Inc 1,936 924
$ 8,699
Agriculture - 0.18%
Altria Group Inc 85,950 3,101
British American Tobacco PLC 47,011 1,490
Imperial Brands PLC 172,540 2,731
Japan Tobacco Inc 67,100 1,263
$ 8,585
Apparel - 0.07%
Carter's Inc 12,350 1,006
Hanesbrands Inc 125,606 2,019
Tapestry Inc 27,221 605
$ 3,630
Automobile Manufacturers - 0.03%
Cummins Inc 5,978 1,314
Automobile Parts & Equipment - 0.11%
Allison Transmission Holdings Inc 24,342 880
Denso Corp 22,000 1,025
Gentex Corp 58,345 1,615
Magna International Inc 15,100 771
Toyota Industries Corp 7,200 465
Yokohama Rubber Co Ltd/The 40,300 579
$ 5,335
Banks - 1.34%
Associated Banc-Corp 195,078 2,671
Banco Bilbao Vizcaya Argentaria SA 655,460 1,891
Bank Hapoalim BM
(d)
15,398 90
Bank Leumi Le-Israel BM 19,896 94
Bank of America Corp 53,184 1,260
Bank of New York Mellon Corp/The 44,376 1,525
Banque Cantonale Vaudoise 17,748 1,720
BOC Hong Kong Holdings Ltd 286,500 796
Cathay General Bancorp 27,893 656
Chiba Bank Ltd/The 102,100 527
Citizens Financial Group Inc 39,277 1,070
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Comerica Inc 100,282 $ 4,563
Credicorp Ltd 4,259 488
Cullen/Frost Bankers Inc 17,923 1,259
Fifth Third Bancorp 116,953 2,716
Fukuoka Financial Group Inc 26,600 445
ICICI Bank Ltd ADR
(d)
79,961 844
Israel Discount Bank Ltd 15,794 44
JPMorgan Chase & Co 17,550 1,721
KBC Group NV 19,832 980
KeyCorp 238,609 3,097
M&T Bank Corp 20,194 2,092
Mediobanca Banca di Credito Finanziario SpA 292,125 2,074
Mizrahi Tefahot Bank Ltd 1,915 37
Mizuho Financial Group Inc 62,100 765
Morgan Stanley 34,856 1,678
Northern Trust Corp 20,432 1,599
Oversea-Chinese Banking Corp Ltd 48,200 297
PacWest Bancorp 244,272 4,700
Paragon Banking Group PLC 125,000 480
Pinnacle Financial Partners Inc 19,623 899
PNC Financial Services Group Inc/The 18,204 2,036
Popular Inc 49,939 2,107
Prosperity Bancshares Inc 29,471 1,624
PT Bank Central Asia Tbk 244,500 481
Regions Financial Corp 339,319 4,513
Resona Holdings Inc 220,600 727
Seven Bank Ltd 266,400 611
State Street Corp 21,955 1,293
Sumitomo Mitsui Financial Group Inc 33,400 925
TCF Financial Corp 36,661 998
Wells Fargo & Co 136,781 2,934
Western Alliance Bancorp 39,274 1,618
Zions Bancorp NA 85,715 2,766
$ 65,711
Beverages - 0.13%
Carlsberg AS 11,466 1,452
Coca-Cola Amatil Ltd 128,685 1,125
Coca-Cola European Partners PLC 5,278 188
Coca-Cola HBC AG
(d)
20,472 465
Molson Coors Beverage Co 73,232 2,582
Treasury Wine Estates Ltd 108,039 697
$ 6,509
Biotechnology - 0.03%
Mirati Therapeutics Inc
(d)
5,902 1,282
Building Materials - 0.25%
Armstrong World Industries Inc 7,199 431
Buzzi Unicem SpA 34,070 737
China Lesso Group Holdings Ltd 490,000 794
CRH PLC 15,945 558
Ibstock PLC
(e)
332,483 692
LafargeHolcim Ltd
(d)
49,883 2,141
Martin Marietta Materials Inc 8,617 2,295
Masco Corp 36,346 1,948
Vulcan Materials Co 15,317 2,219
Xinyi Glass Holdings Ltd 260,000 571
$ 12,386
Chemicals - 0.26%
Arkema SA 10,895 1,067
Brenntag AG 8,508 544
Celanese Corp 11,864 1,347
CF Industries Holdings Inc 55,157 1,523
Denka Co Ltd 36,100 1,112
Eastman Chemical Co 23,804 1,924
ICL Group Ltd 9,555 35
LANXESS AG 7,409 376
Lintec Corp 31,600 700
NewMarket Corp 2,682 959
Nissan Chemical Corp 4,900 260
Nutrien Ltd 30,100 1,224

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
155
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Showa Denko KK 56,200 $ 955
Sumitomo Bakelite Co Ltd 16,000 453
Yara International ASA 2,316 81
$ 12,560
Commercial Services - 0.34%
Ashtead Group PLC 49,283 1,781
ATD New Holdings Inc
(d),(f),(g)
385,347 7,568
Automatic Data Processing Inc 8,906 1,407
Cengage Learning Holdings II Inc
(d)
34,465 181
ManpowerGroup Inc 19,850 1,347
Omni Bridgeway Ltd 207,269 504
QinetiQ Group PLC 203,677 624
Quanta Services Inc 3,539 221
Recruit Holdings Co Ltd 3,200 122
Robert Half International Inc 22,998 1,166
Service Corp International/US 17,376 805
Sohgo Security Services Co Ltd 4,900 228
Toppan Printing Co Ltd 37,900 482
$ 16,436
Computers - 0.21%
Amdocs Ltd 15,989 902
Cognizant Technology Solutions Corp 9,413 672
DXC Technology Co 102,981 1,897
Fujitsu Ltd 1,600 189
HP Inc 88,199 1,584
Logitech International SA 7,507 632
NetApp Inc 41,840 1,836
Nomura Research Institute Ltd 6,900 203
Obic Co Ltd 7,400 1,310
Otsuka Corp 7,000 322
SCSK Corp 6,800 338
Wiwynn Corp 18,000 458
$ 10,343
Consumer Products - 0.01%
Henkel AG & Co KGaA 6,054 547
Cosmetics & Personal Care - 0.02%
Kao Corp 3,600 256
Unilever PLC 10,524 600
$ 856
Distribution & Wholesale - 0.13%
Fastenal Co 36,348 1,571
ITOCHU Corp 19,600 471
Jardine Cycle & Carriage Ltd 27,700 360
Marubeni Corp 146,600 765
Mitsubishi Corp 35,800 799
Seven Group Holdings Ltd
(h)
54,311 742
Toromont Industries Ltd 16,200 1,009
Toyota Tsusho Corp 19,700 550
$ 6,267
Diversified Financial Services - 0.39%
Ameriprise Financial Inc 8,004 1,287
Capital One Financial Corp 13,351 976
Cboe Global Markets Inc 8,711 708
Discover Financial Services 30,570 1,987
Eaton Vance Corp 41,447 2,478
Evercore Inc - Class A 29,650 2,358
Hana Financial Group Inc 17,860 483
Mastercard Inc 587 169
OneMain Holdings Inc 71,764 2,504
ORIX Corp 74,500 871
Raymond James Financial Inc 12,375 946
SBI Holdings Inc/Japan 29,400 678
SEI Investments Co 12,494 614
SLM Corp 100,615 925
Synchrony Financial 69,967 1,751
Tisco Financial Group PCL 229,200 520
$ 19,255
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3.64%
AGL Energy Ltd 103,397 $ 906
Alliant Energy Corp 302,706 16,734
Ameren Corp 11,767 955
CMS Energy Corp 210,209 13,313
Edison International 339,238 19,011
Enel SpA 975,000 7,752
Entergy Corp 12,530 1,268
Evergy Inc 34,901 1,926
Eversource Energy 232,320 20,275
Fortis Inc/Canada 393,500 15,544
Hera SpA 85,354 268
Meridian Energy Ltd 18,801 66
NextEra Energy Inc 235,400 17,234
NRG Energy Inc 38,440 1,215
Orsted A/S
(e)
63,500 10,078
PG&E Corp
(d)
350,000 3,346
PNM Resources Inc 24,154 1,208
Public Service Enterprise Group Inc 319,952 18,605
Sempra Energy 63,565 7,968
Verbund AG 6,383 368
Vistra Corp 68,819 1,195
WEC Energy Group Inc 37,883 3,809
Xcel Energy Inc 217,020 15,198
$ 178,242
Electrical Components & Equipment - 0.03%
Acuity Brands Inc 2,131 190
AMETEK Inc 10,126 994
Brother Industries Ltd 33,200 513
$ 1,697
Electronics - 0.11%
Allegion plc 5,400 532
Avnet Inc 54,320 1,340
FLEXium Interconnect Inc 195,000 796
FLIR Systems Inc 24,440 848
Mycronic AB 31,261 659
Roper Technologies Inc 2,086 775
Woodward Inc 4,030 321
$ 5,271
Engineering & Construction - 0.21%
ACS Actividades de Construccion y Servicios SA 101,216 2,406
Auckland International Airport Ltd
(d)
64,340 298
Eiffage SA
(d)
7,980 579
Frontken Corp Bhd 1,110,600 940
Grupo Aeroportuario del Pacifico SAB de CV 123,100 1,025
HOCHTIEF AG 19,678 1,448
Kyowa Exeo Corp 20,700 477
Obayashi Corp 51,100 428
SATS Ltd 233,300 509
SPIE SA 42,601 670
Sydney Airport 451,889 1,732
$ 10,512
Entertainment - 0.06%
Aristocrat Leisure Ltd 9,763 197
Genting Singapore Ltd 677,200 320
GVC Holdings PLC 91,918 1,151
Vail Resorts Inc 4,778 1,109
$ 2,777
Food - 0.19%
Calbee Inc 7,700 236
Chocoladefabriken Lindt & Spruengli AG - PC 136 1,078
Chocoladefabriken Lindt & Spruengli AG - REG 13 1,124
Dairy Farm International Holdings Ltd 8,714 33
Empire Co Ltd 12,300 336
Jardine Strategic Holdings Ltd 5,698 123
Koninklijke Ahold Delhaize NV 28,266 775
Kroger Co/The 25,372 817
Loblaw Cos Ltd 8,000 398
METRO AG 190,660 1,867
Mowi ASA 5,747 91

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
156
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Orkla ASA 9,819 $ 93
Seven & i Holdings Co Ltd 14,200 432
Tyson Foods Inc 20,845 1,193
WH Group Ltd
(e)
635,500 500
$ 9,096
Food Service - 0.03%
Compass Group PLC 39,169 536
Sodexo SA 15,108 971
$ 1,507
Gas - 1.54%
Atmos Energy Corp 206,704 18,948
Naturgy Energy Group SA 80,510 1,496
New Jersey Resources Corp 508,988 14,852
NiSource Inc 1,002,447 23,026
Southwest Gas Holdings Inc 260,341 17,110
$ 75,432
Hand & Machine Tools - 0.07%
Amada Co Ltd 92,400 804
Snap-on Inc 9,620 1,516
Techtronic Industries Co Ltd 77,000 1,037
$ 3,357
Healthcare - Products - 0.05%
Carl Zeiss Meditec AG 8,745 1,130
Fisher & Paykel Healthcare Corp Ltd 8,431 195
STERIS PLC 6,397 1,133
$ 2,458
Healthcare - Services - 0.09%
Anthem Inc 2,163 590
Encompass Health Corp 16,539 1,014
Fresenius Medical Care AG & Co KGaA 4,453 340
Humana Inc 671 268
NMC Health PLC
(d),(f),(g)
9,858 —
Quest Diagnostics Inc 10,943 1,337
Ryman Healthcare Ltd 5,868 54
UnitedHealth Group Inc 2,251 687
Universal Health Services Inc 2,812 308
$ 4,598
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 111,000 670
Jardine Matheson Holdings Ltd 5,652 251
$ 921
Home Builders - 0.10%
Berkeley Group Holdings PLC 14,480 761
DR Horton Inc 6,726 449
Lennar Corp - A Shares 3,626 255
Lennar Corp - B Shares 5,773 328
Persimmon PLC 33,904 1,027
PulteGroup Inc 27,652 1,128
Sekisui House Ltd 33,400 555
Toll Brothers Inc 14,296 604
$ 5,107
Home Furnishings - 0.01%
Hoshizaki Corp 2,900 231
Sony Corp 1,100 92
Targus Group International Inc
(d),(f),(g)
75,880 4
$ 327
Insurance - 0.87%
Allianz SE 5,457 961
Allstate Corp/The 11,994 1,064
American Financial Group Inc/OH 11,206 840
Arthur J Gallagher & Co 14,942 1,550
ASR Nederland NV 37,045 1,124
Everest Re Group Ltd 6,115 1,205
Fidelity National Financial Inc 49,983 1,564
First American Financial Corp 30,457 1,358
Great-West Lifeco Inc 69,400 1,414
Hannover Rueck SE 5,375 781
Hanover Insurance Group Inc/The 9,432 902
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 38,135 $ 1,469
iA Financial Corp Inc 25,000 871
Manulife Financial Corp 85,100 1,154
Mapfre SA 880,659 1,329
MGIC Investment Corp 139,684 1,405
NN Group NV 62,247 2,167
Old Republic International Corp 154,631 2,517
Power Corp of Canada 89,900 1,712
Primerica Inc 4,835 533
Progressive Corp/The 2,166 199
Prudential Financial Inc 45,819 2,933
Qualitas Controladora SAB de CV 170,100 682
Reinsurance Group of America Inc 16,301 1,647
Sun Life Financial Inc 21,200 843
Swiss Life Holding AG 2,451 824
Swiss Re AG 51,327 3,683
T&D Holdings Inc 61,200 612
Tokio Marine Holdings Inc 16,100 720
Travelers Cos Inc/The 12,028 1,452
Unum Group 156,207 2,759
Voya Financial Inc 10,896 522
$ 42,796
Internet - 0.14%
21Vianet Group Inc ADR
(d)
21,766 500
CDW Corp/DE 5,758 706
Cogent Communications Holdings Inc 80,000 4,464
eBay Inc 10,109 481
Kakaku.com Inc 8,500 225
VeriSign Inc
(d)
3,276 625
$ 7,001
Investment Companies - 0.02%
Melrose Industries PLC
(d)
717,842 1,114
Iron & Steel - 0.40%
Fortescue Metals Group Ltd 134,036 1,640
Reliance Steel & Aluminum Co 22,141 2,413
Specialty Steel Holdings, Inc.
(d),(f),(g)
87 13,010
Steel Dynamics Inc 75,967 2,392
$ 19,455
Lodging - 0.04%
Choice Hotels International Inc 3,959 346
City Developments Ltd 97,400 452
Crown Resorts Ltd 170,808 994
Melco Resorts & Entertainment Ltd ADR 5,616 91
NagaCorp Ltd 312,000 323
$ 2,206
Machinery - Construction & Mining - 0.03%
Hitachi Ltd 13,000 438
Mitsubishi Electric Corp 32,100 414
Oshkosh Corp 9,902 667
$ 1,519
Machinery - Diversified - 0.11%
CNH Industrial NV
(d)
78,530 609
Crane Co 25,718 1,305
Dover Corp 13,565 1,502
GEA Group AG 17,045 568
GrafTech International Ltd 209,644 1,415
$ 5,399
Media - 0.62%
Altice USA Inc
(d)
655,022 17,653
Charter Communications Inc
(d)
5,423 3,275
Cogeco Communications Inc 69,500 4,841
Comcast Corp - Class A 21,447 906
Fox Corp - B Shares 29,127 761
Nexstar Media Group Inc 11,307 932
Quebecor Inc 19,600 455
Schibsted ASA - B Shares
(d)
1,282 46
Sirius XM Holdings Inc 75,619 433

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
157
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Telenet Group Holding NV 23,175 $ 891
$ 30,193
Metal Fabrication & Hardware - 0.02%
Maruichi Steel Tube Ltd 22,300 512
Valmont Industries Inc 5,002 710
$ 1,222
Mining - 0.42%
BHP Group Ltd 34,269 821
BHP Group PLC 55,898 1,083
Evolution Mining Ltd 120,045 471
Impala Platinum Holdings Ltd 70,625 629
Kirkland Lake Gold Ltd 2,900 132
Lundin Mining Corp 105,700 639
OZ Minerals Ltd 116,656 1,219
Polymetal International PLC 30,547 649
Real Alloy Holding Inc
(d),(f),(g)
362 12,664
Rio Tinto Ltd 13,627 886
Rio Tinto PLC 20,182 1,141
$ 20,334
Miscellaneous Manufacturers - 0.07%
A O Smith Corp 19,591 1,013
Carlisle Cos Inc 5,777 715
Elite Material Co Ltd 200,000 1,051
ITT Inc 7,840 474
$ 3,253
Office & Business Equipment - 0.03%
FUJIFILM Holdings Corp 6,400 326
Sato Holdings Corp 21,200 404
Seiko Epson Corp 66,300 770
$ 1,500
Oil & Gas - 0.63%
Aker BP ASA
(h)
34,710 541
Cabot Oil & Gas Corp 54,399 968
Canadian Natural Resources Ltd 69,900 1,112
ConocoPhillips 57,269 1,639
ENEOS Holdings Inc 218,400 737
Eni SpA 264,724 1,854
EOG Resources Inc 31,543 1,080
Equinor ASA 13,095 167
Frontera Energy Corp 71,984 115
Galp Energia SGPS SA 162,855 1,323
Helmerich & Payne Inc 347,295 5,164
HollyFrontier Corp 120,252 2,226
Inpex Corp 158,600 752
Lundin Energy AB 100,364 1,919
Marathon Oil Corp 107,621 426
Milagro Oil & Gas Inc
(d),(f),(g)
1,874 191
OMV AG 44,103 1,019
Phillips 66 51,534 2,405
Pioneer Natural Resources Co 8,969 714
Royal Dutch Shell PLC - A Shares 114,182 1,436
Royal Dutch Shell PLC - B Shares 125,087 1,508
Santos Ltd 245,119 815
Suncor Energy Inc 99,800 1,126
TOTAL SE 45,811 1,388
$ 30,625
Packaging & Containers - 0.05%
DS Smith PLC
(d)
103,361 379
Graphic Packaging Holding Co 38,107 506
Westrock Co 41,537 1,560
$ 2,445
Pharmaceuticals - 0.19%
AbbVie Inc 24,597 2,093
Bristol-Myers Squibb Co 22,262 1,301
Ipsen SA 2,488 227
Kyowa Kirin Co Ltd 10,000 248
Medipal Holdings Corp 17,100 305
Novartis AG 22,236 1,733
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Novo Nordisk A/S 21,138 $ 1,348
Otsuka Holdings Co Ltd 7,900 292
Recordati Industria Chimica e Farmaceutica SpA 8,978 465
Shionogi & Co Ltd 5,200 245
Ship Healthcare Holdings Inc 19,000 902
Sumitomo Dainippon Pharma Co Ltd 26,500 311
$ 9,470
Pipelines - 0.02%
ONEOK Inc 28,861 837
Private Equity - 0.10%
Apollo Global Management Inc 51,238 1,889
Centuria Capital Group 362,869 593
Intermediate Capital Group PLC 63,140 959
KKR & Co Inc 48,123 1,643
$ 5,084
Real Estate - 0.59%
Azrieli Group Ltd 593 28
CA Immobilien Anlagen AG 24,162 664
Castellum AB 80,775 1,681
CBRE Group Inc
(d)
18,095 912
CK Asset Holdings Ltd 106,500 495
Daito Trust Construction Co Ltd 12,700 1,155
Echo Investment SA
(d),(h)
56,460 54
Entra ASA
(e)
41,209 539
ESR Cayman Ltd
(d),(e)
91,400 276
Fabege AB 42,008 530
Henderson Land Development Co Ltd 174,000 615
Hongkong Land Holdings Ltd 30,000 110
LEG Immobilien AG 9,481 1,281
Midea Real Estate Holding Ltd
(e)
622,000 1,407
Mitsubishi Estate Co Ltd 166,200 2,479
Mitsui Fudosan Co Ltd 40,470 689
New World Development Co Ltd 680,395 3,249
Sino Land Co Ltd 608,000 720
Sun Hung Kai Properties Ltd 169,000 2,175
TAG Immobilien AG
(d)
67,000 1,974
UOL Group Ltd 172,800 788
Vonovia SE 81,317 5,193
Wihlborgs Fastigheter AB 37,517 676
Zhongliang Holdings Group Co Ltd 1,680,500 1,135
$ 28,825
REITs - 3.60%
AIMS APAC REIT 1,302,590 1,126
Alexandria Real Estate Equities Inc 16,198 2,454
Allied Properties Real Estate Investment Trust 28,500 691
American Assets Trust Inc 13,851 290
American Homes 4 Rent 103,541 2,927
American Tower Corp 11,161 2,563
Americold Realty Trust 36,406 1,319
Apartment Investment and Management Co 37,386 1,193
Arena REIT 489,366 907
Assura PLC 508,777 502
AvalonBay Communities Inc 21,082 2,933
Big Yellow Group PLC 46,477 662
Blackstone Mortgage Trust Inc 53,344 1,158
Brandywine Realty Trust 394,906 3,459
British Land Co PLC/The 174,129 786
Broadstone Net Lease Inc 56,052 925
Camden Property Trust 24,511 2,261
CareTrust REIT Inc 66,289 1,134
Centuria Industrial REIT 174,094 376
Centuria Office REIT 77,610 112
Charter Hall Group 45,449 394
City Office REIT Inc 34,592 219
CoreSite Realty Corp 135,976 16,230
Cousins Properties Inc 30,930 788
Covivio 9,465 564
CRE Logistics REIT Inc
(d)
493 722
Cromwell European Real Estate Investment Trust 1,712,400 909

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
158
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CubeSmart 68,485 $ 2,324
CyrusOne Inc 14,016 996
Daiwa Office Investment Corp 103 559
Dexus 141,456 856
Dream Industrial Real Estate Investment Trust 263,730 2,342
Duke Realty Corp 41,743 1,586
Equinix Inc 5,526 4,040
Essential Properties Realty Trust Inc 27,330 451
Essex Property Trust Inc 16,651 3,407
Far East Hospitality Trust 739,630 303
First Industrial Realty Trust Inc 34,383 1,369
Gecina SA 5,996 744
GLP J-Reit
(d)
697 1,075
Goodman Group 162,086 2,098
Granite Real Estate Investment Trust 17,400 976
Healthcare Trust of America Inc 89,696 2,180
Healthpeak Properties Inc 108,511 2,927
Highwoods Properties Inc 8,843 263
Independence Realty Trust Inc 363,693 4,419
Industrial & Infrastructure Fund Investment Corp 1,202 2,046
Industrial Logistics Properties Trust 187,503 3,596
Ingenia Communities Group 193,245 627
Inmobiliaria Colonial Socimi SA 77,086 549
Investec Australia Property Fund 438,875 383
Invitation Homes Inc 159,721 4,354
Irish Residential Properties REIT PLC 479,626 763
Japan Hotel REIT Investment Corp 1,322 640
Kenedix Office Investment Corp 116 671
Keppel DC REIT 461,400 980
Klepierre SA 216,659 2,745
Lendlease Global Commercial REIT 494,900 221
Link REIT 267,900 2,045
Mapletree Industrial Trust 362,700 808
Mapletree Logistics Trust 1,308,130 1,869
Mapletree Logistics Trust - Rights
(d)
24,854 —
Merlin Properties Socimi SA 104,190 701
MGM Growth Properties LLC 75,973 2,009
Minto Apartment Real Estate Investment Trust 31,716 389
Mitsui Fudosan Logistics Park Inc 227 1,085
Mori Hills REIT Investment Corp 382 471
New Residential Investment Corp 83,757 628
NewRiver REIT PLC 221,343 182
NexPoint Residential Trust Inc 31,326 1,388
Nippon Accommodations Fund Inc 125 716
Nomura Real Estate Master Fund Inc 1,818 2,171
Northview Apartment Real Estate Investment
Trust
38,100 1,033
NSI NV 27,990 884
Orix JREIT Inc 533 749
Paramount Group Inc 357,497 2,066
Park Hotels & Resorts Inc 70,849 704
Plymouth Industrial REIT Inc 64,310 817
Primary Health Properties PLC 273,739 511
Prologis Inc 98,379 9,759
Rexford Industrial Realty Inc 22,209 1,032
Sabra Health Care REIT Inc 86,389 1,137
SBA Communications Corp 46,699 13,560
Scentre Group 269,904 398
Segro PLC 178,517 2,086
Sekisui House Reit Inc 1,845 1,290
Simon Property Group Inc 7,475 469
STAG Industrial Inc 47,071 1,465
STORE Capital Corp 129,628 3,331
Summit Industrial Income REIT 181,349 1,833
Sun Communities Inc 27,250 3,750
Taubman Centers Inc 8,418 281
Terreno Realty Corp 15,122 851
Tritax Big Box REIT PLC 679,178 1,378
UNITE Group PLC/The
(d)
78,562 848
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
United Urban Investment Corp 1,912 $ 2,041
Ventas Inc 9,013 356
VICI Properties Inc 126,169 2,896
Welltower Inc 63,888 3,435
Weyerhaeuser Co 27,723 757
WPT Industrial Real Estate Investment Trust 320,898 4,172
$ 176,445
Retail - 0.22%
Advance Auto Parts Inc 1,244 183
Alimentation Couche-Tard Inc 4,100 126
Best Buy Co Inc 18,500 2,064
Canadian Tire Corp Ltd
(h)
6,900 771
China Meidong Auto Holdings Ltd 216,000 884
Cosmos Pharmaceutical Corp 300 51
Darden Restaurants Inc 4,524 416
Dick's Sporting Goods Inc 19,631 1,112
Dollar General Corp 1,634 341
Domino's Pizza Inc 838 317
FamilyMart Co Ltd 13,500 297
Home Depot Inc/The 3,448 920
Magazine Luiza SA 210,000 898
Marui Group Co Ltd 22,800 412
Tractor Supply Co 3,207 427
Tsuruha Holdings Inc 5,500 770
USS Co Ltd 29,600 541
Welcia Holdings Co Ltd 2,300 90
$ 10,620
Savings & Loans - 0.07%
People's United Financial Inc 312,616 3,336
Semiconductors - 0.15%
Applied Materials Inc 11,090 657
CMC Materials Inc 9,535 1,356
Entegris Inc 21,220 1,587
Intel Corp 24,601 1,089
Microchip Technology Inc 11,102 1,166
SiTime Corp
(d)
15,140 1,264
$ 7,119
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 8,783 1,295
Yangzijiang Shipbuilding Holdings Ltd 445,600 300
$ 1,595
Software - 0.19%
Oracle Corp 14,349 805
Skillsoft - Class A
(d),(f),(g)
36,933 6,279
SS&C Technologies Holdings Inc 6,205 367
Synopsys Inc
(d)
7,546 1,614
TIS Inc 11,400 218
$ 9,283
Storage & Warehousing - 0.03%
Safestore Holdings PLC 126,157 1,313
Telecommunications - 0.73%
Accton Technology Corp 112,000 814
Cisco Systems Inc 38,986 1,400
KDDI Corp 20,700 560
Motorola Solutions Inc 8,650 1,367
NTT DOCOMO Inc 23,400 871
Proximus SADP 71,448 1,389
SoftBank Corp 75,100 874
Spark New Zealand Ltd 26,951 80
Tele2 AB 124,227 1,466
Telefonica Deutschland Holding AG 593,548 1,497
Telefonica SA 543,803 1,769
Telenor ASA 9,431 146
TELUS Corp 445,300 7,614
T-Mobile US Inc
(d)
132,700 14,540
Ubiquiti Inc 1,928 358
Vodafone Group PLC 925,253 1,234
$ 35,979

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
159
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 600 $ 324
Transportation - 0.11%
CSX Corp 8,538 674
Deutsche Post AG 14,822 657
DSV PANALPINA A/S 1,103 179
Kamigumi Co Ltd 16,400 293
Landstar System Inc 2,113 264
Old Dominion Freight Line Inc 637 121
Poste Italiane SpA
(e)
60,022 490
Sankyu Inc 29,300 1,050
SITC International Holdings Co Ltd 566,000 874
Union Pacific Corp 5,129 909
$ 5,511
Water - 0.35%
American Water Works Co Inc 109,900 16,541
Pennon Group PLC 34,883 449
$ 16,990
TOTAL COMMON STOCKS $ 963,791
CONVERTIBLE PREFERRED STOCKS
- 0.05% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(i)
1,100 $ 1,484
REITs - 0.02%
RPT Realty 7.25%
(i)
22,300 913
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,397
PREFERRED STOCKS - 1.41% Shares Held Value (000's)
Banks - 0.41%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 $ 3,547
3 Month USD LIBOR + 4.23%
Bank of America Corp 6.00%, 04/25/2021
(i)
50,771 1,301
Citizens Financial Group Inc 6.35%, 04/06/2024
(i)
2,569 68
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
66,578 1,883
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(i)
32,200 844
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(h),(i)
61,466 1,575
KeyCorp 6.13%, 12/15/2026
(i)
40,000 1,131
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(i)
60,000 1,691
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
3,727 99
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
26,986 721
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(i)
37,100 1,018
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(i)
3,704 105
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
65,000 1,787
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
7,437 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
3,000 80
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,724 3,165
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
3,057 79
Wells Fargo & Co 5.85%, 09/15/2023
(i)
22,826 591
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(i)
14,460 405
3 Month USD LIBOR + 3.69%
$ 20,282
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 $ 134
Charles Schwab Corp/The 6.00%, 12/02/2020
(i)
55,283 1,409
$ 1,543
Electric - 0.36%
Alabama Power Co 5.00%, 10/01/2022
(i)
66,417 1,815
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,346
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 190,290 5,221
Dominion Energy Inc 5.25%, 07/30/2076 76,841 1,972
DTE Energy Co 5.25%, 12/01/2077 35,000 930
Duke Energy Corp 5.75%, 06/15/2024
(i)
6,645 187
Entergy Louisiana LLC 4.70%, 06/01/2063 82,253 2,092
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,271 171
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
114,700 3,215
Southern Co/The 5.25%, 12/01/2077 30,863 824
$ 17,773
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(i)
10,000 890
Gas - 0.00%
Entergy New Orleans LLC 5.00%, 12/01/2052
(h)
7,498 191
Insurance - 0.10%
Arch Capital Group Ltd 5.25%, 09/29/2021
(h),(i)
30,800 785
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
68,767 1,888
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
(i)
1,795 47
Voya Financial Inc 5.35%, 09/15/2029
(i)
77,800 2,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 629 17
$ 4,946
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 955
3 Month USD LIBOR + 3.59%
REITs - 0.21%
Equity Residential 8.29%, 12/10/2026
(i)
20,702 1,335
Kimco Realty Corp 5.25%, 12/20/2022
(i)
20,619 529
Prologis Inc 8.54%, 11/13/2026
(i)
86,965 7,044
Public Storage 5.60%, 03/11/2024
(i)
40,000 1,132
$ 10,040
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,629 587
3 Month USD LIBOR + 4.02%
Sovereign - 0.23%
CoBank ACB 1.40%, 07/10/2022
(e),(i)
8,000 4,960
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 742
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,329
3 Month USD LIBOR + 4.56%
$ 11,031
Telecommunications - 0.02%
Telephone and Data Systems Inc 7.00%,
03/15/2060
37,664 950
TOTAL PREFERRED STOCKS $ 69,188
BONDS - 66.08%
Principal
Amount (000's) Value (000's)
Advertising - 0.23%
Lamar Media Corp
4.88%, 01/15/2029 $ 5,975 $ 6,214

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(e)
$ 475 $ 436
5.00%, 08/15/2027
(e)
4,725 4,477
$ 11,127
Aerospace & Defense - 0.52%
Embraer Netherlands Finance BV
6.95%, 01/17/2028
(e)
350 352
Leonardo SpA
4.88%, 03/24/2025 EUR 500 650
TransDigm Inc
5.50%, 11/15/2027 $ 7,850 7,664
6.25%, 03/15/2026
(e)
6,475 6,750
6.38%, 06/15/2026 6,370 6,352
7.50%, 03/15/2027 2,450 2,531
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,025 1,020
$ 25,319
Agriculture - 0.16%
Cargill Inc
1.38%, 07/23/2023
(e)
2,350 2,404
Kernel Holding SA
8.75%, 01/31/2022 1,145 1,194
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,218
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 642
Vector Group Ltd
6.13%, 02/01/2025
(e)
$ 1,500 1,496
$ 7,954
Airlines - 0.14%
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(e)
6,525 6,670
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 236
Automobile Manufacturers - 1.26%
Ford Motor Co
7.45%, 07/16/2031 $ 8,740 10,411
9.63%, 04/22/2030
(h)
14,650 19,667
Ford Motor Credit Co LLC
3.82%, 11/02/2027 500 486
4.06%, 11/01/2024 5,975 5,992
4.13%, 08/04/2025 600 596
4.13%, 08/17/2027 4,290 4,226
4.27%, 01/09/2027 600 599
4.54%, 08/01/2026 7,250 7,377
4.69%, 06/09/2025 300 307
5.11%, 05/03/2029 925 961
5.13%, 06/16/2025 2,800 2,918
5.58%, 03/18/2024 1,250 1,314
General Motors Financial Co Inc
5.20%, 03/20/2023 2,750 2,984
Hyundai Capital America
1.25%, 09/18/2023
(e)
2,900 2,907
Renault SA
1.13%, 10/04/2027 EUR 500 507
Tesla Inc
5.30%, 08/15/2025
(e)
$ 600 621
$ 61,873
Automobile Parts & Equipment - 0.33%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,800 2,429
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(e)
$ 3,575 3,745
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 493
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
LKQ European Holdings BV
3.63%, 04/01/2026 EUR 600 $ 707
Truck Hero Inc
8.50%, 04/21/2024
(e)
$ 5,440 5,766
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(i),(j)
3,100 3,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 16,265
Banks - 7.67%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(e),(i),(j),(k)
2,600 2,949
USD Swap Rate NY 5 Year + 5.17%
Banco BPM SpA
1.63%, 02/18/2025 EUR 1,000 1,128
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
1,700 2,025
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/31/2049
(e),(i),(j),(k)
$ 900 864
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
6.25%, 12/31/2049
(i),(j),(k)
5,050 4,848
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(e),(i),(j),(k)
2,150 2,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(i),(j),(k)
3,000 3,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 12/31/2099
(e),(i),(j),(k)
1,115 1,111
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(e)
400 448
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,831 3,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
4.25%, 07/31/2027
(e)
1,000 1,041
Bank of America Corp
1.78%, 05/04/2027
(j)
EUR 2,600 3,250
3 Month Euro Interbank Offered Rate +
1.20%
6.30%, 12/31/2049
(i),(j)
$ 12,800 14,528
3 Month USD LIBOR + 4.55%
Bank of Montreal
1.61%, 10/28/2021 CAD 825 627
Bank of New York Mellon Corp/The
3.70%, 12/31/2049
(i),(j),(l)
$ 4,800 4,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 12/31/2049
(i),(j)
7,150 7,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 5,850 5,837
Barclays Bank PLC
6.28%, 12/31/2049
(i),(j)
$ 9,500 11,285
3 Month USD LIBOR + 1.55%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.38%, 10/06/2023
(j)
GBP 900 $ 1,190
GBP Swap SA (VS 6 Month) 1 Year +
1.32%
5.20%, 05/12/2026 $ 1,200 1,348
7.88%, 12/31/2049
(i),(j),(k)
5,500 5,671
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(e),(j),(k)
850 882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 12/31/2049
(e),(i),(j),(k)
13,000 14,511
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(e),(i),(j),(k)
2,600 2,632
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 4,600 4,736
CaixaBank SA
3.50%, 02/15/2027
(j)
EUR 1,500 1,790
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 3,325 2,763
CIT Group Inc
6.13%, 03/09/2028 $ 295 358
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,467
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 1,850 2,149
3 Month Euro Interbank Offered Rate +
0.96%
5.90%, 12/31/2049
(i),(j)
$ 5,043 5,225
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(i),(j)
5,000 5,169
3 Month USD LIBOR + 4.07%
Citizens Financial Group Inc
5.65%, 12/31/2049
(i),(j)
2,100 2,234
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 12/31/2049
(i),(j)
10,930 10,943
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(e),(i),(j),(k)
6,000 6,613
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(e),(i),(j),(k)
6,800 7,979
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,200 2,402
Credit Suisse Group AG
6.25%, 12/31/2049
(e),(i),(j),(k)
6,600 7,029
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(e),(i),(j),(k)
500 537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(e),(i),(j),(k)
8,300 9,006
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(i),(j),(k)
3,000 3,255
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(i),(j),(k)
3,000 3,086
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,600 2,737
Emirates Development Bank PJSC
3.52%, 03/06/2024 4,000 4,252
Fifth Third Bancorp
8.25%, 03/01/2038 900 1,474
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
$ 550 $ 564
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(j)
1,750 2,042
3 Month USD LIBOR + 1.30%
4.95%, 12/31/2049
(i),(j)
16,889 17,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(i),(j)
1,000 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
Hbos Capital Funding NO 1 LP
6.85%, 12/31/2049
(i)
3,000 3,026
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(i),(j)
4,300 7,289
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 2,021
Huntington Bancshares Inc/OH
4.45%, 12/31/2049
(i),(j)
1,000 995
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(i),(j)
1,400 1,566
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.00%, 04/11/2028
(j)
EUR 1,200 1,472
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(i),(j),(k)
$ 2,500 2,647
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(i),(j),(k)
5,000 5,169
USD Swap Semi-Annual 5 Year + 5.12%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 6,132 5,643
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/31/2049
(e),(i),(j),(k)
2,500 2,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(i),(j),(k)
2,750 2,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 2,500 3,023
3 Month Euro Interbank Offered Rate +
0.76%
4.05%, 12/31/2099
(i)
$ 7,745 7,600
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(i),(j)
6,200 6,779
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,028
Lloyds Bank PLC
12.00%, 12/31/2049
(e),(i),(j)
2,100 2,347
3 Month USD LIBOR + 11.76%
13.00%, 12/31/2049
(i),(j)
GBP 400 906
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 2,100 2,458
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 538
6.41%, 12/31/2049
(e),(i),(j)
$ 3,500 4,134
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(e),(i),(j)
2,700 3,270
3 Month USD LIBOR + 1.27%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
7.50%, 12/31/2049
(i),(j),(k)
$ 5,000 $ 5,390
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(i),(j)
2,710 2,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
6.45%, 12/31/2049
(i),(j)
535 574
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,550 2,194
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 2,000 2,163
Natwest Group PLC
8.62%, 12/31/2049
(i),(j),(k)
6,000 6,193
USD Swap Semi-Annual 5 Year + 7.60%
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 743
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,203
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(e)
$ 11,230 11,032
QNB Finansbank AS
4.88%, 05/19/2022
(e)
990 981
4.88%, 05/19/2022 1,000 991
6.88%, 09/07/2024
(e)
550 560
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,600 1,770
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(e),(i),(j),(k)
6,000 6,401
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
4.25%, 01/20/2023
(e),(j)
5,000 5,186
3 Month USD LIBOR + 1.15%
5.70%, 03/26/2044
(e)
1,500 1,861
7.75%, 12/31/2049
(e),(i),(j),(k)
8,000 8,510
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(i),(j),(k)
8,000 8,166
USD Swap Semi-Annual 5 Year + 4.11%
Truist Financial Corp
4.80%, 12/31/2099
(i),(j)
12,300 12,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(i),(j)
1,900 2,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(i),(j),(k)
3,000 3,308
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
Wachovia Capital Trust III
5.57%, 12/31/2049
(i)
5,400 5,406
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(i),(j)
7,100 7,617
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,500 2,167
$ 375,249
Beverages - 0.15%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,150 1,476
2.00%, 03/17/2028 1,400 1,837
Constellation Brands Inc
3.75%, 05/01/2050 $ 1,750 1,951
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/2025 $ 1,000 $ 1,026
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 800 834
$ 7,124
Building Materials - 0.08%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 1,027
HeidelbergCement AG
2.25%, 03/30/2023 EUR 1,600 1,952
Standard Industries Inc/NJ
4.75%, 01/15/2028
(e)
$ 1,015 1,061
$ 4,040
Chemicals - 0.67%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 469
Braskem Idesa SAPI
7.45%, 11/15/2029
(e)
$ 6,650 6,288
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
1,800 1,662
8.50%, 01/23/2081
(e),(j)
625 635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.22%
CF Industries Inc
5.15%, 03/15/2034 1,640 1,921
Cornerstone Chemical Co
6.75%, 08/15/2024
(e)
6,632 6,234
DuPont de Nemours Inc
4.21%, 11/15/2023 700 770
ICL Group Ltd
6.38%, 05/31/2038
(e)
800 1,025
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,243
Kronos International Inc
3.75%, 09/15/2025 200 229
OCP SA
5.63%, 04/25/2024 $ 2,200 2,388
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 582
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,765
Sasol Financing International Ltd
4.50%, 11/14/2022 975 947
Sasol Financing USA LLC
5.88%, 03/27/2024 4,500 4,347
Solvay Finance SACA
5.87%, 12/31/2049
(i),(j)
EUR 400 516
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(e)
$ 700 585
$ 32,606
Coal - 0.04%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(e)
3,085 2,036
Commercial Mortgage Backed Securities - 13.61%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.48%, 11/10/2042
(m)
2,336 2,286
BANK 2017-BNK4
0.81%, 05/15/2050
(m),(n)
13,843 685
BANK 2017-BNK5
1.18%, 06/15/2060
(e),(m),(n)
42,403 2,803
3.08%, 06/15/2060
(e),(m)
14,788 13,092
4.25%, 06/15/2060
(e),(m)
8,356 4,751
BANK 2017-BNK9
1.42%, 11/15/2054
(e),(m),(n)
15,200 1,302

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2018-BNK10
1.74%, 02/15/2061
(e),(m),(n)
$ 31,334 $ 3,524
BANK 2018-BNK12
1.42%, 05/15/2061
(e),(m),(n)
18,728 1,679
3.00%, 05/15/2061
(e)
6,000 3,972
BANK 2018-BNK13
1.55%, 08/15/2061
(e),(m),(n)
41,485 4,438
BANK 2018-BNK14
1.60%, 09/15/2060
(e),(m),(n)
11,466 1,186
BANK 2019-BNK16
1.83%, 02/15/2052
(e),(m),(n)
13,120 1,625
BANK 2019-BNK17
1.60%, 04/15/2052
(e),(m),(n)
11,541 1,262
BANK 2019-BNK18
1.35%, 05/15/2062
(e),(m),(n)
17,647 1,680
Bank 2019-BNK19
1.03%, 08/15/2061
(e),(m),(n)
17,014 1,252
BANK 2019-BNK20
1.21%, 09/15/2062
(e),(m),(n)
15,674 1,355
BANK 2019-BNK22
0.96%, 11/15/2062
(e),(m),(n)
18,082 1,275
1.50%, 11/15/2062
(e),(m),(n)
11,840 1,222
1.96%, 11/15/2062
(e),(m)
7,340 2,793
2.50%, 11/15/2062
(e)
5,000 4,115
BANK 2019-BNK23
1.01%, 12/15/2052
(e),(m),(n)
9,170 680
2.50%, 12/15/2052
(e)
1,500 1,088
BANK 2019-BNK24
1.02%, 11/15/2062
(e),(m),(n)
26,932 2,035
2.50%, 11/15/2062
(e)
5,000 4,107
BANK 2020-BNK25
0.92%, 01/15/2063
(e),(m),(n)
9,704 663
1.50%, 01/15/2063
(e),(n)
10,561 1,108
1.92%, 01/15/2063
(e),(m)
10,561 4,386
2.50%, 01/15/2063
(e)
1,250 943
Barclays Commercial Mortgage Trust 2019-C3
1.79%, 05/15/2052
(e),(m),(n)
6,117 759
Barclays Commercial Mortgage Trust 2019-C4
1.17%, 08/15/2052
(e),(m),(n)
13,091 1,074
3.25%, 08/15/2052
(e)
4,090 3,195
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(e),(m),(n)
14,866 1,414
2.60%, 11/15/2052
(e),(m)
7,386 3,048
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(e),(m),(n)
7,424 728
Benchmark 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(e),(m),(n)
12,667 883
1.37%, 01/15/2051
(e),(m),(n)
30,260 2,620
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(e),(m),(n)
5,520 508
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(m),(n)
96,635 2,832
3.11%, 07/15/2051
(e),(m)
4,500 3,449
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(e),(m),(n)
37,790 3,583
3.12%, 10/10/2051
(e),(m)
3,801 2,688
3.12%, 10/10/2051
(e),(m)
11,720 9,545
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(e),(m),(n)
16,962 2,119
3.00%, 05/15/2053
(e),(m)
5,000 3,901
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(e),(m),(n)
6,900 894
3.00%, 01/15/2052
(e)
9,250 6,457
Benchmark 2019-B10 Mortgage Trust
1.87%, 03/15/2062
(e),(m),(n)
12,985 1,669
3.00%, 03/15/2062
(e)
3,250 2,741
3.00%, 03/15/2062
(e)
5,236 3,903
3.62%, 03/15/2062
(e),(m)
2,500 1,196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(e),(m),(n)
$ 13,924 $ 1,456
3.00%, 05/15/2052
(e)
2,000 1,620
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(e),(m),(n)
13,870 1,097
3.00%, 08/15/2052
(e)
9,000 7,521
Benchmark 2019-B13 Mortgage Trust
1.01%, 08/15/2057
(e),(m),(n)
6,500 458
1.13%, 08/15/2057
(m),(n)
57,802 4,404
1.51%, 08/15/2057
(e),(m),(n)
4,000 426
2.50%, 08/15/2057
(e)
7,500 6,440
2.50%, 08/15/2057
(e)
4,000 2,617
3.00%, 08/15/2057
(e)
6,500 2,586
Benchmark 2019-B14 Mortgage Trust
1.28%, 12/15/2062
(e),(m),(n)
14,908 1,526
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(e),(m),(n)
24,552 1,745
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(e),(m),(n)
11,550 1,548
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(e),(m),(n)
7,615 621
2.50%, 02/15/2053
(e)
2,000 1,588
2.50%, 02/15/2053
(e)
1,583 1,069
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(e),(m),(n)
12,580 1,363
2.25%, 03/15/2053
(e)
6,752 5,193
Cantor Commercial Real Estate Lending
2019-CF2
1.47%, 11/15/2052
(e),(m),(n)
10,105 968
2.50%, 11/15/2052
(e)
5,000 4,092
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(e),(m),(n)
11,514 941
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(e),(m),(n)
20,444 2,281
CFCRE Commercial Mortgage Trust 2016-C6
1.13%, 11/10/2049
(m),(n)
43,330 2,353
Citigroup Commercial Mortgage Trust 2012-GC8
4.88%, 09/10/2045
(e),(m)
1,875 1,503
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(e),(m)
16,492 12,339
Citigroup Commercial Mortgage Trust 2016-C1
1.86%, 05/10/2049
(m),(n)
35,822 2,917
Citigroup Commercial Mortgage Trust
2016-GC37
1.74%, 04/10/2049
(m),(n)
14,029 1,005
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(e),(m),(n)
13,247 1,169
3.17%, 03/10/2051
(e),(m)
2,500 1,733
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(e),(m)
1,000 791
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(e),(m),(n)
15,766 1,390
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(e),(m),(n)
13,007 796
3.00%, 08/10/2056
(e)
15,500 12,671
3.00%, 08/10/2056
(e)
4,000 3,017
3.00%, 08/10/2056
(e)
9,330 3,973
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(e),(m),(n)
11,280 536
0.62%, 11/10/2052
(e),(m),(n)
2,528 116
0.62%, 11/10/2052
(e),(m),(n)
1,750 79
3.00%, 11/10/2052
(e)
5,000 4,382
3.00%, 11/10/2052
(e),(m)
1,750 616

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(e),(m),(n)
$ 21,133 $ 1,707
2.60%, 02/15/2053
(e)
6,000 4,541
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(e)
13,993 7,872
5.32%, 05/15/2045
(e),(m)
8,889 6,176
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(e),(m)
5,000 1,116
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(e),(m)
3,475 3,204
4.32%, 12/10/2045
(e),(m)
7,500 4,747
COMM 2013-CCRE6 Mortgage Trust
1.02%, 03/10/2046
(m),(n)
45,453 602
4.09%, 03/10/2046
(e),(m)
13,215 10,847
4.09%, 03/10/2046
(e),(m)
13,750 8,803
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(e),(m)
2,500 1,912
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(e),(m),(n)
44,717 437
4.85%, 05/10/2047
(e),(m)
12,469 8,760
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(e)
6,500 4,173
COMM 2015-LC19 Mortgage Trust
4.24%, 02/10/2048
(e),(m)
6,500 4,294
COMM 2016-COR1 Mortgage Trust
1.42%, 10/10/2049
(m),(n)
44,087 2,549
COMM 2017-COR2 Mortgage Trust
1.17%, 09/10/2050
(m),(n)
75,380 4,770
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(e),(m),(n)
15,800 1,671
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(e),(m),(n)
5,500 426
2.50%, 08/15/2057
(e)
5,000 3,974
2.50%, 08/15/2057
(e)
5,000 3,501
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(e),(m),(n)
8,985 837
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(m),(n)
55,803 3,676
1.98%, 03/15/2052
(e),(m),(n)
3,981 531
CSAIL 2019-C17 Commercial Mortgage Trust
1.37%, 09/15/2052
(m),(n)
29,871 2,736
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(e),(m),(n)
9,496 1,050
DBUBS 2011-LC1 Mortgage Trust
0.26%, 11/10/2046
(e),(m),(n)
142,384 8
DBUBS 2011-LC2 Mortgage Trust
0.96%, 07/10/2044
(e),(m),(n)
8,213 12
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(m),(n)
79,054 4,397
1.63%, 11/25/2042
(m),(n)
83,688 930
1.66%, 11/25/2040
(m),(n)
16,936 475
1.66%, 06/25/2041
(m),(n)
20,000 738
1.66%, 10/25/2041
(m),(n)
43,000 1,805
1.77%, 01/25/2048
(m),(n)
38,129 3,554
1.97%, 11/25/2044
(m),(n)
16,293 1,136
2.01%, 09/25/2047
(m),(n)
41,400 4,131
2.03%, 02/25/2041
(m),(n)
33,968 248
2.03%, 02/25/2045
(m),(n)
27,900 2,106
2.17%, 07/25/2026
(m),(n)
39,161 4,002
2.17%, 05/25/2046
(m),(n)
75,770 6,879
2.19%, 01/25/2026
(m),(n)
70,234 6,621
2.20%, 12/25/2039
(m),(n)
25,654 470
2.21%, 10/25/2028
(m),(n)
17,800 2,462
2.27%, 08/25/2045
(m),(n)
37,838 5,459
3.61%, 06/25/2041
(m),(n)
4,400 53
4.41%, 11/25/2044
(m),(n)
899 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(e),(m),(n)
$ 8,017 $ 764
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044
(e),(m)
3,660 2,871
GS Mortgage Securities Trust 2012-GCJ7
5.63%, 05/10/2045
(e),(m)
7,429 6,481
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(e),(m)
8,500 6,343
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(e)
2,500 1,600
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(e),(m)
10,460 7,943
4.74%, 08/10/2046
(e),(m)
7,742 4,786
4.74%, 08/10/2046
(e),(m)
2,500 1,437
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(e),(m),(n)
29,811 1,293
GS Mortgage Securities Trust 2017-GS7
1.12%, 08/10/2050
(m),(n)
28,778 1,640
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(e),(m),(n)
8,353 701
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(e)
2,500 2,167
GS Mortgage Securities Trust 2019-GC39
1.63%, 05/10/2052
(e),(m),(n)
16,430 1,853
3.00%, 05/10/2052
(e)
4,864 4,060
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(e),(m),(n)
4,941 424
1.16%, 07/10/2052
(e),(m),(n)
16,500 1,340
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(e),(m),(n)
13,000 911
2.80%, 09/01/2052
(e)
8,500 7,024
2.80%, 09/01/2052
(e)
3,500 2,567
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(e),(m),(n)
21,600 1,602
2.80%, 11/10/2052
(e)
5,000 3,838
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(e),(m),(n)
25,009 1,288
2.85%, 02/13/2053
(e),(m)
5,000 3,853
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(m)
8,871 6,189
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 754 673
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(e),(m)
6,000 4,378
5.42%, 08/15/2046
(e),(m)
4,844 3,873
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(e),(m)
3,750 1,321
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(e),(m)
8,553 4,563
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(e)
9,191 6,633
5.20%, 11/15/2045
(e),(m)
5,250 4,799
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.82%, 02/15/2047
(m),(n)
43,649 940
4.81%, 02/15/2047
(e),(m)
7,850 3,862
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.68%, 04/15/2047
(e),(m)
1,359 1,185
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.00%, 08/15/2047
(m),(n)
37,813 1,067

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(e),(m)
$ 20,500 $ 15,385
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(e),(m),(n)
54,005 1,018
0.97%, 10/15/2048
(m),(n)
47,069 1,576
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.51%, 07/15/2048
(m),(n)
70,355 1,450
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(e),(m),(n)
42,377 849
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.14%, 07/15/2050
(m),(n)
19,766 1,011
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.40%, 09/15/2050
(e),(m)
14,734 12,708
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(m),(n)
34,269 2,588
2.01%, 03/10/2052
(e),(m),(n)
18,869 2,554
3.00%, 03/10/2052
(e)
7,000 5,604
3.00%, 03/10/2052
(e)
1,000 738
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(e),(m),(n)
8,500 1,047
LB Commercial Mortgage Trust 2007-C3
5.91%, 07/15/2044
(m)
239 236
5.91%, 07/15/2044
(m)
6,369 6,145
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 9,961 5,402
LB-UBS Commercial Mortgage Trust 2007-C6
6.26%, 07/15/2040
(m)
13,250 12,702
6.26%, 07/15/2040
(m)
8,841 7,500
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(m)
2,192 1,249
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(e),(m)
17,104 9,141
4.77%, 06/15/2047
(e),(m)
10,598 7,002
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.28%, 02/15/2048
(m),(n)
44,775 1,861
1.39%, 02/15/2048
(e),(m),(n)
41,500 2,125
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.88%, 03/15/2048
(m),(n)
30,490 886
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.57%, 05/15/2049
(m),(n)
41,085 2,557
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.31%, 11/15/2049
(e),(m),(n)
21,213 1,354
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.71%, 12/15/2049
(m),(n)
73,790 2,508
Morgan Stanley Capital I Trust 2011-C3
0.61%, 07/15/2049
(e),(m),(n)
13,247 29
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(e),(m),(n)
7,682 889
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(e),(m),(n)
4,693 521
3.00%, 06/15/2052
(e)
2,122 1,768
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(e),(m),(n)
15,090 1,268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(e),(m),(n)
$ 13,626 $ 1,196
2.50%, 02/15/2053
(e)
3,000 2,368
2.50%, 02/15/2053
(e)
2,250 1,578
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(m),(n)
17,960 858
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(e),(m),(n)
12,767 1,611
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(e),(m)
8,000 2,483
UBS Commercial Mortgage Trust 2019-C18
1.45%, 12/15/2052
(e),(m),(n)
11,574 1,239
2.50%, 12/15/2052
(e)
2,500 1,731
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(e),(m)
20,994 17,538
Wells Fargo Commercial Mortgage Trust 2010-C1
0.83%, 11/15/2043
(e),(m),(n)
6,114 —
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.04%, 12/15/2047
(m),(n)
71,160 2,402
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 530
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.93%, 09/15/2057
(m),(n)
15,855 589
Wells Fargo Commercial Mortgage Trust
2016-C34
2.10%, 06/15/2049
(m),(n)
34,408 2,573
Wells Fargo Commercial Mortgage Trust
2016-C35
1.93%, 07/15/2048
(m),(n)
37,745 3,082
Wells Fargo Commercial Mortgage Trust
2016-C36
4.18%, 11/15/2059
(m)
2,000 1,845
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.00%, 01/15/2059
(m)
4,254 3,850
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(m)
5,000 4,662
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(e),(m),(n)
20,343 1,875
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(e),(m),(n)
6,614 658
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(e),(m),(n)
8,022 903
3.00%, 05/15/2051
(e)
5,000 3,928
Wells Fargo Commercial Mortgage Trust
2018-C45
1.88%, 06/15/2051
(e),(m),(n)
2,647 324
3.00%, 06/15/2051
(e)
1,250 924
Wells Fargo Commercial Mortgage Trust
2018-C47
1.94%, 09/15/2061
(e),(m),(n)
14,133 1,787
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(e),(m),(n)
4,336 623
3.00%, 03/15/2052
(e)
2,500 1,775
Wells Fargo Commercial Mortgage Trust
2019-C50
2.01%, 05/15/2052
(e),(m),(n)
14,851 2,119

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2019-C53
1.44%, 10/15/2052
(e),(m),(n)
$ 8,777 $ 923
2.50%, 10/15/2052
(e)
3,000 2,474
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(e),(m),(n)
6,363 644
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(e),(m),(n)
14,583 1,538
2.50%, 02/15/2053
(e)
5,000 3,928
$ 666,356
Commercial Services - 0.59%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(e)
725 730
4.38%, 07/03/2029
(e)
965 974
AMN Healthcare Inc
4.00%, 04/15/2029
(e)
1,150 1,146
ASGN Inc
4.63%, 05/15/2028
(e)
5,825 5,990
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(e)
800 792
Loxam SAS
6.00%, 04/15/2025 EUR 500 539
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(e)
$ 2,450 2,407
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(e)
1,533 1,534
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(e)
7,125 7,610
Sotheby's
7.38%, 10/15/2027
(e),(h)
7,075 7,216
$ 28,938
Computers - 0.13%
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(e)
3,350 3,400
International Business Machines Corp
5.60%, 11/30/2039 800 1,121
Presidio Holdings Inc
4.88%, 02/01/2027
(e)
1,675 1,720
$ 6,241
Consumer Products - 0.01%
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031
(e)
400 405
Cosmetics & Personal Care - 0.12%
High Ridge Brands Co
0.00%, 03/15/2025
(d),(e)
15,607 312
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 750 912
Walnut Bidco PLC
9.13%, 08/01/2024
(e)
$ 4,700 4,806
$ 6,030
Distribution & Wholesale - 0.29%
IAA Inc
5.50%, 06/15/2027
(e)
4,364 4,588
Performance Food Group Inc
5.50%, 06/01/2024
(e)
400 402
5.50%, 10/15/2027
(e)
5,350 5,484
6.88%, 05/01/2025
(e)
3,375 3,569
$ 14,043
Diversified Financial Services - 2.80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,300 2,280
4.63%, 10/15/2027 900 892
6.50%, 07/15/2025 900 992
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aircastle Ltd
4.25%, 06/15/2026 $ 1,000 $ 940
Alliance Data Systems Corp
4.75%, 12/15/2024
(e)
8,750 8,116
7.00%, 01/15/2026
(e)
2,825 2,833
Ally Financial Inc
5.75%, 11/20/2025 2,115 2,404
8.00%, 11/01/2031 1,750 2,416
8.00%, 11/01/2031 700 955
Capital One Financial Corp
4.05%, 12/31/2049
(i)
12,000 10,850
3 Month USD LIBOR + 3.80%
4.20%, 10/29/2025 2,500 2,780
Charles Schwab Corp/The
7.00%, 12/31/2049
(i),(j)
4,198 4,376
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 12/31/2049
(i),(j)
4,600 4,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,700 1,764
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(e)
EUR 3,450 3,034
Curo Group Holdings Corp
8.25%, 09/01/2025
(e)
$ 2,000 1,655
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 1,600 2,069
Intrum AB
2.75%, 07/15/2022 EUR 170 197
Lincoln Financing SARL
3.63%, 04/01/2024
(e)
4,900 5,421
Mastercard Inc
3.35%, 03/26/2030 $ 2,000 2,320
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(e)
545 537
Muthoot Finance Ltd
4.40%, 09/02/2023
(e)
265 264
6.13%, 10/31/2022
(e)
535 551
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(e)
3,175 3,167
6.00%, 01/15/2027
(e)
5,300 5,300
NFP Corp
6.88%, 08/15/2028
(e)
19,050 18,478
OneMain Finance Corp
6.63%, 01/15/2028 8,125 8,886
6.88%, 03/15/2025 1,795 1,974
7.13%, 03/15/2026 2,400 2,661
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(e)
5,375 5,332
Power Finance Corp Ltd
4.50%, 06/18/2029 5,550 5,676
Quicken Loans LLC
5.25%, 01/15/2028
(e)
5,715 5,974
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.88%, 03/01/2031
(e)
3,000 2,951
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(e)
BRL 22,331 4,417
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(e)
$ 4,650 3,683
Vertex Capital Investment Ltd
4.75%, 04/03/2024 3,600 3,827
Visa Inc
3.15%, 12/14/2025 2,000 2,225
$ 136,868

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1.53%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(e)
$ 840 $ 962
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(e)
8,023 7,927
Bi Hai Co Ltd
6.25%, 03/05/2022 2,800 2,822
Cometa Energia SA de CV
6.38%, 04/24/2035 2,998 3,317
Dominion Energy Inc
4.65%, 12/31/2099
(i),(j)
15,974 16,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,128
4.88%, 12/31/2099
(i),(j)
6,850 7,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 1,700 2,026
Emera US Finance LP
4.75%, 06/15/2046 $ 800 967
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031
(e)
630 643
Enel Chile SA
4.88%, 06/12/2028 2,000 2,335
Enel SpA
8.75%, 09/24/2073
(e),(j)
2,500 2,888
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 31,500 1,916
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,677
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,353
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051
(e)
800 752
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,370
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(e)
939 1,075
Minejesa Capital BV
4.63%, 08/10/2030
(e)
400 411
4.63%, 08/10/2030 600 616
5.63%, 08/10/2037 200 207
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(e)
1,750 1,782
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(j)
500 545
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.37%, 12/31/2049
(i),(j)
EUR 300 359
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(e)
$ 1,750 1,833
Pampa Energia SA
7.50%, 01/24/2027
(e)
1,800 1,251
7.50%, 01/24/2027 3,000 2,085
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 622
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 1,800 1,906
4.00%, 01/15/2051
(j)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The   (continued)
5.50%, 03/15/2057
(j)
$ 2,500 $ 2,571
3 Month USD LIBOR + 3.63%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,814 1,999
Vistra Operations Co LLC
5.50%, 09/01/2026
(e)
890 921
$ 74,895
Electrical Components & Equipment - 0.06%
Belden Inc
2.88%, 09/15/2025 EUR 500 566
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 655
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
$ 1,700 1,832
$ 3,053
Energy - Alternate Sources - 0.13%
Azure Power Energy Ltd
5.50%, 11/03/2022 551 563
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(e)
600 630
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(e)
3,975 4,194
Greenko Solar Mauritius Ltd
5.55%, 01/29/2025 900 923
$ 6,310
Engineering & Construction - 0.24%
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(e)
5,850 5,894
8.00%, 09/18/2027
(e)
1,100 1,117
KBR Inc
4.75%, 09/30/2028
(e)
2,750 2,785
Mexico City Airport Trust
5.50%, 07/31/2047
(e)
755 651
Tutor Perini Corp
6.88%, 05/01/2025
(e),(h)
1,240 1,181
$ 11,628
Entertainment - 0.80%
Caesars Entertainment Inc
8.13%, 07/01/2027
(e)
425 444
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(e)
8,004 7,601
5.75%, 07/01/2025
(e)
2,625 2,692
Cinemark USA Inc
4.88%, 06/01/2023 6,575 5,512
8.75%, 05/01/2025
(e)
2,700 2,788
International Game Technology PLC
6.50%, 02/15/2025
(e)
2,365 2,531
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(e)
1,315 1,236
Live Nation Entertainment Inc
4.75%, 10/15/2027
(e)
1,000 919
5.63%, 03/15/2026
(e)
1,550 1,480
6.50%, 05/15/2027
(e)
6,000 6,420
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,388
Sisal Group SpA
7.00%, 07/31/2023 EUR 344 390
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(e)
$ 4,875 4,631
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(e)
1,200 1,269
$ 39,301

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.35%
Covanta Holding Corp
5.00%, 09/01/2030 $ 3,125 $ 3,180
5.88%, 07/01/2025 2,300 2,378
6.00%, 01/01/2027 6,750 7,030
GFL Environmental Inc
5.13%, 12/15/2026
(e)
875 919
7.00%, 06/01/2026
(e)
2,544 2,652
8.50%, 05/01/2027
(e)
690 752
$ 16,911
Food - 0.54%
BRF SA
4.88%, 01/24/2030
(e)
600 601
5.75%, 09/21/2050
(e)
580 552
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,700 1,613
Grupo Bimbo SAB de CV
5.95%, 12/31/2099
(e),(i),(j)
$ 1,290 1,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 1,126 1,134
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 1,959
MARB BondCo PLC
6.88%, 01/19/2025
(e)
1,850 1,912
Mondelez International Inc
2.13%, 04/13/2023 1,300 1,347
Nestle Holdings Inc
4.00%, 09/24/2048
(e)
1,600 2,058
Post Holdings Inc
5.00%, 08/15/2026
(e)
4,460 4,625
Simmons Foods Inc
5.75%, 11/01/2024
(e)
3,670 3,629
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025
(e)
550 543
US Foods Inc
5.88%, 06/15/2024
(e)
5,018 4,999
$ 26,345
Food Service - 0.18%
Aramark Services Inc
5.00%, 02/01/2028
(e)
5,585 5,635
6.38%, 05/01/2025
(e)
3,220 3,377
$ 9,012
Forest Products & Paper - 0.11%
Suzano Austria GmbH
5.00%, 01/15/2030 5,000 5,480
Gas - 0.16%
ENN Energy Holdings Ltd
2.63%, 09/17/2030
(e)
1,000 1,007
NiSource Inc
5.65%, 12/31/2049
(i),(j)
7,000 7,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
$ 8,007
Hand & Machine Tools - 0.21%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(e)
4,885 4,512
Stanley Black & Decker Inc
4.00%, 03/15/2060
(j)
5,566 5,813
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 10,325
Healthcare - Products - 0.02%
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 900 1,128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 2.97%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
$ 2,525 $ 2,602
5.50%, 07/01/2028
(e)
2,050 2,132
Anthem Inc
3.65%, 12/01/2027 1,700 1,922
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(e)
1,000 1,004
DaVita Inc
3.75%, 02/15/2031
(e)
2,000 1,922
Encompass Health Corp
4.50%, 02/01/2028 3,200 3,277
5.75%, 09/15/2025 1,550 1,600
Envision Healthcare Corp
8.75%, 10/15/2026
(e)
15,900 7,473
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 1,200 1,427
IQVIA Inc
3.25%, 03/15/2025 700 817
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(e)
$ 2,375 2,351
MEDNAX Inc
6.25%, 01/15/2027
(e)
2,000 2,064
One Call Corp
8.25%, PIK 11.50%, 07/01/2024
(e),(m),(o)
77,900 77,900
Radiology Partners Inc
9.25%, 02/01/2028
(e)
6,275 6,689
Surgery Center Holdings Inc
6.75%, 07/01/2025
(e)
4,758 4,687
10.00%, 04/15/2027
(e)
9,637 10,287
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,695
4.63%, 09/01/2024
(e)
2,550 2,611
5.13%, 05/01/2025 4,650 4,602
5.13%, 11/01/2027
(e)
200 206
6.13%, 10/01/2028
(e)
1,210 1,174
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 2,012
West Street Merger Sub Inc
6.38%, 09/01/2025
(e)
3,600 3,654
$ 145,108
Holding Companies - Diversified - 0.09%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,100 2,515
ProGroup AG
3.00%, 03/31/2026 1,550 1,773
$ 4,288
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(e)
$ 1,755 1,856
Insurance - 3.41%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(e)
16,532 16,561
8.13%, 02/15/2024
(e)
4,110 4,298
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,538
Allstate Corp/The
6.50%, 05/15/2067
(j)
7,232 9,438
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(j)
1,350 1,519
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(j)
3,850 5,464
3 Month USD LIBOR + 4.20%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
169
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
$ 9,500 $ 10,712
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,112
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
7.00%, 08/15/2025
(e)
12,303 12,641
AXA SA
6.38%, 12/31/2049
(e),(i),(j)
3,000 4,095
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,542
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(i),(j)
EUR 1,500 1,938
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(j)
$ 2,700 2,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(j)
2,000 2,323
3 Month USD LIBOR + 4.92%
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(i),(j)
600 598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
Liberty Mutual Group Inc
3.95%, 10/15/2050
(e)
1,500 1,661
7.80%, 03/07/2087
(e)
7,361 9,030
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(e)
946 1,448
Lincoln National Corp
2.26%, 04/20/2067 5,584 3,825
3 Month USD LIBOR + 2.04%
2.64%, 05/17/2066 600 426
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(j)
3,200 3,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,600 2,029
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(e)
$ 1,300 1,326
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(e),(j)
1,850 2,113
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 12/31/2049
(i),(j)
5,900 5,917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(e)
8,000 11,539
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,469
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(e),(j)
7,500 8,025
3 Month USD LIBOR + 5.90%
Nippon Life Insurance Co
5.10%, 10/16/2044
(e),(j)
5,000 5,588
USD Swap Rate NY 5 Year + 3.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
5.88%, 09/15/2042 $ 2,879 $ 3,046
3 Month USD LIBOR + 8.35%
QBE Insurance Group Ltd
6.75%, 12/02/2044
(j)
6,000 6,685
USD Swap Semi-Annual 10 Year + 4.30%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(j)
EUR 800 943
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(e),(j)
$ 6,985 7,841
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(e),(j)
1,200 1,377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(j)
EUR 200 242
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
5.65%, 05/15/2053
(j)
$ 3,300 3,403
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(i),(j)
1,500 1,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 167,077
Internet - 0.52%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 2,232
Alphabet Inc
2.00%, 08/15/2026 2,200 2,347
Baidu Inc
2.38%, 10/09/2030 2,350 2,375
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,331
Cablevision Lightpath LLC
3.88%, 09/15/2027
(e)
725 720
5.63%, 09/15/2028
(e)
2,575 2,601
JD.com Inc
4.13%, 01/14/2050 1,000 1,073
Meituan
3.05%, 10/28/2030
(e)
400 401
Netflix Inc
3.63%, 05/15/2027 EUR 500 628
4.38%, 11/15/2026 $ 1,885 2,046
Prosus NV
4.03%, 08/03/2050
(e)
500 510
Tencent Holdings Ltd
2.39%, 06/03/2030
(e)
1,455 1,473
3.98%, 04/11/2029
(e)
3,100 3,491
3.98%, 04/11/2029 2,000 2,252
Uber Technologies Inc
8.00%, 11/01/2026
(e)
1,500 1,581
Weibo Corp
3.38%, 07/08/2030 520 522
$ 25,583
Investment Companies - 0.02%
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(i),(j)
600 609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
MDGH - GMTN BV
3.70%, 11/07/2049 400 439
$ 1,048

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 2.35%
Allegheny Technologies Inc
5.88%, 12/01/2027
(h)
$ 3,380 $ 3,181
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(e)
18,230 19,096
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(e)
4,600 4,738
CSN Islands XI Corp
6.75%, 01/28/2028
(e)
5,460 5,370
GTL Trade Finance Inc
7.25%, 04/16/2044
(h)
1,800 2,342
JSW Steel Ltd
5.25%, 04/13/2022 2,850 2,893
Material Sciences Corp
0.00%, PIK 9.75%, 01/09/2024
(d),(f),(g),(m),(o),(p)
22,309 22,309
Metinvest BV
5.63%, 06/17/2025
(e)
EUR 4,950 5,387
7.65%, 10/01/2027
(e)
$ 3,000 2,915
7.75%, 04/23/2023 200 204
Samarco Mineracao SA
0.00%, 11/01/2022
(d),(e)
2,300 1,107
Specialty Steel
10.68%, 11/15/2022
(f),(g),(m),(p)
41,564 41,564
Vale Overseas Ltd
6.88%, 11/21/2036 565 759
6.88%, 11/10/2039 675 926
Vale SA
3.75%, 01/10/2023 EUR 1,600 1,971
$ 114,762
Lodging - 0.68%
Boyd Gaming Corp
4.75%, 12/01/2027 $ 2,975 2,893
6.00%, 08/15/2026 3,675 3,766
Gohl Capital Ltd
4.25%, 01/24/2027 4,000 3,938
Melco Resorts Finance Ltd
4.88%, 06/06/2025 4,500 4,522
Station Casinos LLC
5.00%, 10/01/2025
(e)
12,023 11,963
Studio City Finance Ltd
7.25%, 02/11/2024 4,500 4,626
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(e)
1,840 1,711
$ 33,419
Machinery - Diversified - 0.37%
JPW Industries Holding Corp
9.00%, 10/01/2024
(e)
12,610 11,601
Mueller Water Products Inc
5.50%, 06/15/2026
(e)
1,175 1,214
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(e)
5,440 5,426
$ 18,241
Media - 2.08%
Altice Finco SA
4.75%, 01/15/2028 EUR 300 314
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,040
5.00%, 04/01/2024 3,125 3,140
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
2,175 2,260
4.50%, 05/01/2032
(e)
2,175 2,248
5.38%, 06/01/2029
(e)
4,350 4,709
5.50%, 05/01/2026
(e)
2,105 2,189
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 487
4.46%, 07/23/2022 1,450 1,537
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
4.15%, 10/15/2028 $ 2,000 $ 2,379
4.70%, 10/15/2048 325 434
CSC Holdings LLC
4.63%, 12/01/2030
(e)
8,741 8,741
5.75%, 01/15/2030
(e)
3,350 3,581
7.50%, 04/01/2028
(e)
1,650 1,807
Diamond Sports Group LLC / Diamond Sports
Finance Co
6.63%, 08/15/2027
(e),(h)
11,850 4,730
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,574
7.75%, 07/01/2026 610 647
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,572
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(e)
1,914 1,993
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(e)
4,810 4,864
5.63%, 07/15/2027
(e)
6,350 6,620
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,144
SportsNet New York
10.25%, 01/15/2025
(f),(g),(p)
$ 20,090 19,889
UPC Holding BV
3.88%, 06/15/2029 EUR 1,100 1,236
Urban One Inc
7.38%, 04/15/2022
(e)
$ 2,960 2,753
Virgin Media Finance PLC
5.00%, 07/15/2030
(e)
4,500 4,477
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(e)
1,350 1,404
VTR Finance NV
6.38%, 07/15/2028
(e)
575 614
Ziggo Bond Co BV
6.00%, 01/15/2027
(e)
4,900 5,083
Ziggo BV
5.50%, 01/15/2027
(e)
7,025 7,288
$ 101,754
Metal Fabrication & Hardware - 0.09%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(e)
3,600 3,761
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 850
$ 4,611
Mining - 1.30%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 750 795
Arconic Corp
6.13%, 02/15/2028
(e)
7,475 7,876
Century Aluminum Co
12.00%, 07/01/2025
(e)
9,090 9,522
Constellium SE
5.63%, 06/15/2028
(e)
850 886
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 783
First Quantum Minerals Ltd
6.88%, 03/01/2026
(e)
425 422
6.88%, 10/15/2027
(e)
775 773
Fresnillo PLC
4.25%, 10/02/2050
(e)
375 382
Hudbay Minerals Inc
7.63%, 01/15/2025
(e)
955 990
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(e)
2,950 3,193

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Industrias Penoles SAB de CV
4.15%, 09/12/2029 $ 2,800 $ 3,066
4.75%, 08/06/2050
(e)
895 941
Kaiser Aluminum Corp
6.50%, 05/01/2025
(e)
1,700 1,802
Newmont Corp
4.88%, 03/15/2042 1,750 2,311
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(e)
19,888 199
Novelis Corp
4.75%, 01/30/2030
(e)
5,839 5,921
5.88%, 09/30/2026
(e)
700 722
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,505
Real Alloy Holding Inc
0.00%, PIK 11.00%, 11/30/2023
(d),(f),(g),(m),(o),(p)
19,795 19,795
Rusal Capital DAC
5.13%, 02/02/2022 1,600 1,614
$ 63,498
Miscellaneous Manufacturers - 0.03%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,219
Oil & Gas - 3.57%
Apache Corp
4.25%, 01/15/2044 500 424
4.88%, 11/15/2027 1,975 1,854
BP Capital Markets America Inc
3.00%, 02/24/2050 1,500 1,407
Cenovus Energy Inc
5.38%, 07/15/2025 5,465 5,762
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 2,500 2,657
CNOOC Petroleum North America ULC
5.88%, 03/10/2035 500 693
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,913
Ecopetrol SA
6.88%, 04/29/2030 575 691
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(e)
1,925 1,997
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(e)
4,270 3,149
Exxon Mobil Corp
4.23%, 03/19/2040 1,000 1,199
Gazprom PJSC via Gaz Finance PLC
4.60%, 12/31/2049
(e),(i),(j)
4,000 3,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.00%
Gran Tierra Energy Inc
7.75%, 05/23/2027
(e)
635 203
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,595
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,130 6,314
KazMunayGas National Co JSC
3.50%, 04/14/2033
(e),(h)
290 299
Kosmos Energy Ltd
7.13%, 04/04/2026
(e)
500 415
Leviathan Bond Ltd
6.50%, 06/30/2027
(e)
6,000 6,180
6.75%, 06/30/2030
(e)
1,070 1,098
Medco Bell Pte Ltd
6.38%, 01/30/2027
(e)
1,190 1,048
MEG Energy Corp
6.50%, 01/15/2025
(e)
1,050 1,021
7.13%, 02/01/2027
(e)
7,375 6,636
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(e)
$ 700 $ 348
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 4,000 4,457
Occidental Petroleum Corp
2.70%, 08/15/2022 $ 9,610 8,887
2.90%, 08/15/2024 2,925 2,435
3.00%, 02/15/2027 3,750 2,831
3.20%, 08/15/2026 3,056 2,361
3.40%, 04/15/2026 7,956 6,223
3.50%, 08/15/2029 1,800 1,299
5.55%, 03/15/2026 400 348
6.45%, 09/15/2036 2,500 2,025
6.63%, 09/01/2030 1,975 1,731
8.88%, 07/15/2030 3,470 3,396
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 3,062 2,817
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 3,801 3,440
Oil India Ltd
5.13%, 02/04/2029 2,200 2,376
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(e)
700 745
PDC Energy Inc
5.75%, 05/15/2026 8,350 7,870
Pertamina Persero PT
4.15%, 02/25/2060 300 296
5.63%, 05/20/2043
(e)
1,190 1,392
Petroamazonas EP
4.63%, 12/06/2021
(e)
1,607 1,450
Petrobras Global Finance BV
5.09%, 01/15/2030 5,300 5,550
6.75%, 06/03/2050 785 861
7.25%, 03/17/2044 1,500 1,745
Petroleos de Venezuela SA
0.00%, 10/27/2020
(d)
1,028 257
0.00%, 11/17/2021
(d)
17,250 587
0.00%, 05/16/2024
(d)
38,002 1,368
0.00%, 11/15/2026
(d)
12,045 410
0.00%, 04/12/2027
(d)
425 14
0.00%, 05/17/2035
(d)
536 18
0.00%, 04/12/2037
(d)
12,840 437
Petroleos Mexicanos
5.95%, 01/28/2031 220 184
6.84%, 01/23/2030 6,150 5,498
6.88%, 08/04/2026 1,490 1,430
6.95%, 01/28/2060 5,950 4,653
7.19%, 09/12/2024 MXN 46,500 1,906
7.69%, 01/23/2050 $ 1,980 1,645
9.50%, 09/15/2027 1,204 1,260
Petron Corp
4.60%, 12/31/2049
(i),(j)
750 705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 1,200 1,320
Repsol International Finance BV
4.50%, 03/25/2075
(j)
EUR 300 361
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(d),(f),(g)
$ 3,450 —
Saudi Arabian Oil Co
4.38%, 04/16/2049
(e)
1,500 1,766
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(e)
890 892
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,065

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 $ 3,020 $ 3,043
5.50%, 02/15/2026 4,845 4,854
5.88%, 03/15/2028 450 467
6.00%, 04/15/2027 4,450 4,600
Tecpetrol SA
4.88%, 12/12/2022 800 748
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(e)
1,170 1,184
TOTAL SE
2.63%, 12/31/2049
(i),(j)
EUR 2,000 2,395
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(e),(h)
$ 11,380 3,755
Tullow Oil PLC
7.00%, 03/01/2025 8,000 4,180
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,832
Valero Energy Corp
6.63%, 06/15/2037 900 1,059
W&T Offshore Inc
9.75%, 11/01/2023
(e)
2,500 1,625
WPX Energy Inc
5.25%, 10/15/2027 2,800 2,808
5.75%, 06/01/2026 450 462
YPF SA
8.50%, 03/23/2025 760 486
$ 174,706
Oil & Gas Services - 0.02%
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,170
Packaging & Containers - 0.99%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(e)
1,161 1,200
Ball Corp
4.38%, 12/15/2023 EUR 800 1,017
Berry Global Inc
4.50%, 02/15/2026
(e)
$ 2,575 2,610
4.88%, 07/15/2026
(e)
2,400 2,510
5.63%, 07/15/2027
(e)
3,800 3,975
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 337
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,659
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 368
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(e)
$ 3,060 3,114
Klabin Austria GmbH
7.00%, 04/03/2049 250 286
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 702
4.13%, 02/01/2028 $ 625 649
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 1,700 1,964
Trident TPI Holdings Inc
6.63%, 11/01/2025
(e)
$ 11,936 11,847
9.25%, 08/01/2024
(e)
8,420 8,862
Trivium Packaging Finance BV
5.50%, 08/15/2026
(e)
7,100 7,437
$ 48,537
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.53%
AbbVie Inc
3.85%, 06/15/2024
(e)
$ 1,800 $ 1,972
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,373
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
2,080 2,274
Bausch Health Cos Inc
5.00%, 01/30/2028
(e)
1,800 1,779
5.25%, 01/30/2030
(e)
2,875 2,839
7.00%, 01/15/2028
(e)
3,450 3,649
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 2,400 2,975
Bristol-Myers Squibb Co
4.63%, 05/15/2044 $ 1,700 2,227
CVS Health Corp
5.05%, 03/25/2048 1,000 1,268
Eli Lilly and Co
1.70%, 11/01/2049 EUR 425 567
Mylan NV
3.95%, 06/15/2026 $ 1,775 1,998
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 888
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 $ 540 512
3.15%, 10/01/2026 1,100 968
7.13%, 01/31/2025 790 819
$ 26,108
Pipelines - 1.51%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,240 6,771
5.75%, 03/01/2027
(e)
650 585
5.75%, 01/15/2028
(e)
1,550 1,379
Buckeye Partners LP
4.13%, 03/01/2025
(e)
1,775 1,682
4.50%, 03/01/2028
(e)
4,100 3,895
Enbridge Inc
6.25%, 03/01/2078
(j)
5,600 5,603
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(j)
11,000 10,388
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
6.50%, 07/01/2027
(e)
1,800 1,888
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(e),(l)
650 648
2.63%, 03/31/2036
(e),(l)
650 648
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(e),(h)
2,550 2,628
Harvest Midstream I LP
7.50%, 09/01/2028
(e)
4,520 4,486
Hess Midstream Operations LP
5.63%, 02/15/2026
(e)
3,810 3,810
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(e)
4,825 4,572
New Fortress Energy Inc
6.75%, 09/15/2025
(e)
4,300 4,434
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,358
6.38%, 10/01/2030 1,925 1,937
Peru LNG Srl
5.38%, 03/22/2030 540 413
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(e)
1,900 1,786
4.95%, 07/15/2029
(e)
325 317

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
173
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031
(e)
$ 2,725 $ 2,659
5.50%, 03/01/2030
(e)
5,750 5,780
Transcanada Trust
5.87%, 08/15/2076
(j)
4,230 4,495
3 Month USD LIBOR + 4.64%
Williams Cos Inc/The
3.60%, 03/15/2022 1,000 1,034
6.30%, 04/15/2040 700 848
$ 74,044
Real Estate - 0.62%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(e)
3,284 3,053
China Evergrande Group
9.50%, 04/11/2022 3,850 3,284
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 4,950 5,175
8.00%, 01/27/2024 1,600 1,726
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 1,229
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 6,100 6,225
MAF Global Securities Ltd
6.37%, 12/31/2049
(i),(j)
5,610 5,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 1,035
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,470
Yuzhou Group Holdings Co Ltd
8.50%, 02/04/2023 1,519 1,596
$ 30,346
REITs - 0.56%
CoreCivic Inc
4.63%, 05/01/2023 8,000 7,320
ESH Hospitality Inc
5.25%, 05/01/2025
(e)
7,640 7,640
Iron Mountain Inc
5.25%, 03/15/2028
(e)
2,165 2,219
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.75%, 02/01/2027 2,300 2,482
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 1,550 1,432
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(e)
3,100 3,108
4.13%, 08/15/2030
(e)
1,300 1,316
Welltower Inc
4.00%, 06/01/2025 1,800 2,026
$ 27,543
Retail - 0.73%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(e)
2,500 2,484
4.38%, 01/15/2028
(e)
5,500 5,569
Dollar Tree Inc
4.20%, 05/15/2028 1,700 1,988
IRB Holding Corp
7.00%, 06/15/2025
(e)
4,475 4,769
L Brands Inc
6.75%, 07/01/2036 1,095 1,106
Lowe's Cos Inc
3.00%, 10/15/2050 750 768
QVC Inc
4.38%, 09/01/2028 2,500 2,502
Staples Inc
10.75%, 04/15/2027
(e)
1,700 1,351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Vivo Energy Investments BV
5.13%, 09/24/2027
(e)
$ 2,800 $ 2,907
Walmart Inc
5.63%, 03/27/2034 GBP 500 1,010
White Cap Buyer LLC
6.88%, 10/15/2028
(e)
$ 6,327 6,486
Yum! Brands Inc
3.63%, 03/15/2031 1,850 1,815
7.75%, 04/01/2025
(e)
2,900 3,186
$ 35,941
Semiconductors - 0.08%
Micron Technology Inc
2.50%, 04/24/2023 2,000 2,081
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
1,500 1,594
$ 3,675
Software - 0.96%
ACI Worldwide Inc
5.75%, 08/15/2026
(e)
3,025 3,191
Ascend Learning LLC
6.88%, 08/01/2025
(e)
9,873 10,033
6.88%, 08/01/2025
(e)
725 748
Black Knight InfoServ LLC
3.63%, 09/01/2028
(e)
2,700 2,734
Camelot Finance SA
4.50%, 11/01/2026
(e)
2,800 2,912
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(e)
11,944 11,939
Microsoft Corp
3.13%, 12/06/2028 EUR 1,550 2,290
Open Text Corp
3.88%, 02/15/2028
(e)
$ 1,300 1,320
Oracle Corp
4.13%, 05/15/2045 1,400 1,644
SS&C Technologies Inc
5.50%, 09/30/2027
(e)
9,750 10,363
$ 47,174
Sovereign - 5.64%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,600 6,550
Abu Dhabi Government International Bond
2.70%, 09/02/2070
(e)
775 708
3.13%, 10/11/2027
(e)
500 556
3.13%, 10/11/2027 600 667
3.13%, 09/30/2049
(e)
1,500 1,580
Angolan Government International Bond
8.00%, 11/26/2029
(e)
3,700 2,844
8.00%, 11/26/2029 1,750 1,345
9.38%, 05/08/2048
(e)
1,350 1,031
9.50%, 11/12/2025 1,620 1,385
Argentina Bonar Bonds
0.12%, 07/09/2030
(m)
1,415 502
1.00%, 07/09/2029 105 41
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(m)
4,643 1,704
0.12%, 07/09/2035
(m)
7,320 2,394
0.12%, 01/09/2038
(m)
1,795 670
1.00%, 07/09/2029 654 268
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 5,410 1,056
10.00%, 01/01/2031 15,074 2,996
Colombia Government International Bond
4.00%, 02/26/2024 $ 770 820
5.63%, 02/26/2044 1,100 1,363
6.13%, 01/18/2041 1,050 1,355

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombian TES
6.00%, 04/28/2028 COP 3,652,400 $ 985
6.25%, 11/26/2025 5,703,900 1,605
7.25%, 10/18/2034 4,514,600 1,253
Dominican Republic International Bond
5.88%, 01/30/2060
(e)
$ 1,200 1,146
5.88%, 01/30/2060 300 286
5.95%, 01/25/2027 6,250 6,813
6.40%, 06/05/2049
(e)
4,500 4,568
6.50%, 02/15/2048 1,400 1,438
6.88%, 01/29/2026
(e)
200 226
Egypt Government International Bond
6.38%, 04/11/2031 EUR 7,150 7,957
7.50%, 01/31/2027
(e)
$ 950 1,007
8.88%, 05/29/2050
(e)
1,930 1,948
8.88%, 05/29/2050 750 757
El Salvador Government International Bond
7.65%, 06/15/2035 3,100 2,452
8.25%, 04/10/2032 3,000 2,465
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,367
Export-Import Bank of Korea
6.20%, 08/07/2021
(e)
INR 99,100 1,344
8.00%, 05/15/2024
(e)
IDR 25,800,000 1,889
Finance Department Government of Sharjah
4.00%, 07/28/2050
(e)
$ 1,000 995
Gabon Government International Bond
6.38%, 12/12/2024
(e)
740 704
6.95%, 06/16/2025 5,178 4,881
Ghana Government International Bond
6.38%, 02/11/2027 7,200 6,690
7.88%, 03/26/2027
(e)
870 844
8.13%, 03/26/2032 2,000 1,837
8.95%, 03/26/2051
(e)
650 583
Guatemala Government Bond
6.13%, 06/01/2050 900 1,109
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,963
Indonesia Government International Bond
3.50%, 01/11/2028 480 524
4.35%, 01/08/2027
(e)
500 572
4.45%, 04/15/2070 400 472
4.63%, 04/15/2043
(e)
990 1,157
4.75%, 07/18/2047
(e)
425 520
4.75%, 07/18/2047 400 489
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 91,935,000 6,465
7.50%, 08/15/2032 17,835,000 1,246
8.38%, 03/15/2034 53,405,000 3,962
Israel Government International Bond
4.50%, 01/30/2043 $ 3,050 3,955
Ivory Coast Government International Bond
5.75%, 12/31/2032
(m)
7,470 7,293
6.88%, 10/17/2040
(e)
EUR 650 737
Kenya Government International Bond
7.00%, 05/22/2027
(e)
$ 3,217 3,342
8.00%, 05/22/2032 4,409 4,626
8.25%, 02/28/2048 2,000 2,042
Malaysia Government Bond
3.76%, 05/22/2040 MYR 3,047 762
3.83%, 07/05/2034 5,973 1,550
Mexican Bonos
7.50%, 06/03/2027 MXN 20,398 1,058
7.75%, 05/29/2031 61,540 3,231
8.00%, 11/07/2047 35,232 1,808
8.50%, 05/31/2029 50,258 2,764
10.00%, 11/20/2036 34,490 2,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
4.60%, 01/23/2046 $ 755 $ 821
4.75%, 04/27/2032 1,000 1,144
4.75%, 03/08/2044 2,350 2,597
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,464
Mozambique International Bond
5.00%, 09/15/2031
(e),(m)
6,450 5,349
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 2,134
Oman Government International Bond
6.75%, 01/17/2048 1,600 1,307
7.38%, 10/28/2032
(e)
1,095 1,047
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,102
Panama Government International Bond
2.25%, 09/29/2032 1,415 1,439
3.87%, 07/23/2060 800 901
Peru Government Bond
6.15%, 08/12/2032 PEN 24,200 7,714
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 $ 1,150 1,312
Peruvian Government International Bond
2.39%, 01/23/2026 1,230 1,293
5.63%, 11/18/2050 1,200 1,917
6.35%, 08/12/2028
(e)
PEN 4,689 1,584
6.95%, 08/12/2031
(e)
4,382 1,495
Qatar Government International Bond
3.40%, 04/16/2025
(e)
$ 745 817
3.75%, 04/16/2030
(e)
1,100 1,277
4.40%, 04/16/2050
(e)
125 159
4.82%, 03/14/2049 700 932
Republic of Belarus International Bond
6.88%, 02/28/2023 2,680 2,647
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(e)
4,675 4,431
Republic of Poland Government Bond
1.25%, 10/25/2030 PLN 11,768 2,987
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 3,500 3,947
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 83,940 4,743
Romania Government Bond
5.00%, 02/12/2029 RON 6,085 1,639
Romanian Government International Bond
2.00%, 01/28/2032
(e)
EUR 5,750 6,696
3.62%, 05/26/2030
(e)
1,135 1,515
5.13%, 06/15/2048 $ 2,500 3,011
Russian Federal Bond - OFZ
6.90%, 05/23/2029 RUB 166,555 2,228
7.07%, 01/19/2028 722,226 9,764
7.10%, 10/16/2024 211,788 2,846
7.40%, 12/07/2022 122,298 1,626
7.65%, 04/10/2030 91,758 1,284
7.70%, 03/23/2033 174,167 2,444
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 4,200 4,795
4.50%, 04/04/2022 200 210
4.75%, 05/27/2026 800 914
5.25%, 06/23/2047 400 525
Saudi Government International Bond
3.25%, 10/26/2026
(e)
1,200 1,308
3.25%, 10/22/2030
(e)
1,290 1,406
4.50%, 10/26/2046 3,000 3,554
Senegal Government International Bond
4.75%, 03/13/2028 EUR 5,600 6,445

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Serbia International Bond
3.13%, 05/15/2027
(e)
EUR 560 $ 709
Sharjah Sukuk Program Ltd
3.23%, 10/23/2029 $ 1,000 1,040
Sri Lanka Government International Bond
7.55%, 03/28/2030 2,000 1,060
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(h)
1,700 1,776
Turkey Government International Bond
5.25%, 03/13/2030 1,050 913
5.75%, 05/11/2047 845 654
6.38%, 10/14/2025 650 635
Ukraine Government Bond
17.00%, 05/11/2022 UAH 101,000 3,816
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(m)
$ 1,935 1,671
4.38%, 01/27/2030
(e)
EUR 6,205 6,020
7.75%, 09/01/2024 $ 2,050 2,119
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 1,240 1,273
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 1,437
0.00%, 09/15/2027
(d)
6,190 566
0.00%, 08/05/2031
(d)
3,425 313
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,561
$ 275,982
Supranational Bank - 0.33%
African Export-Import Bank/The
3.99%, 09/21/2029
(e)
6,185 6,371
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(e)
1,200 1,260
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 7,269 7,413
5.38%, 03/14/2022 1,140 1,156
$ 16,200
Telecommunications - 3.11%
Altice France SA/France
7.38%, 05/01/2026
(e)
5,250 5,479
America Movil SAB de CV
3.63%, 04/22/2029 2,000 2,257
AT&T Inc
2.45%, 03/15/2035 EUR 500 664
3.50%, 09/15/2053
(e)
$ 400 382
4.38%, 09/14/2029 GBP 1,250 1,959
7.00%, 04/30/2040 200 419
Axtel SAB de CV
6.38%, 11/14/2024
(h)
$ 9,400 9,785
6.38%, 11/14/2024
(e)
400 416
Bell Canada
3.60%, 09/29/2027 CAD 1,000 842
C&W Senior Financing DAC
6.88%, 09/15/2027
(e)
$ 8,315 8,756
CommScope Inc
6.00%, 03/01/2026
(e)
6,350 6,588
8.25%, 03/01/2027
(e)
2,050 2,122
CommScope Technologies LLC
5.00%, 03/15/2027
(e)
1,650 1,540
6.00%, 06/15/2025
(e)
6,968 6,908
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024
(e)
790 808
6.88%, 02/06/2024 6,950 7,107
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(e)
5,185 5,222
Consolidated Communications Inc
6.50%, 10/01/2028
(e)
2,725 2,800
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Digicel Group 0.5 Ltd
8.00%, PIK 2.00%, 04/01/2024
(m),(o)
$ 1,799 $ 1,367
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(e)
450 449
8.75%, 05/25/2024
(e)
1,000 999
8.75%, 05/25/2024 5,175 5,169
Digicel Ltd
6.75%, 03/01/2023
(e)
1,900 1,176
Embarq Corp
8.00%, 06/01/2036 755 885
GTT Communications Inc
7.88%, 12/31/2024
(e)
27,763 13,881
Kenbourne Invest SA
6.88%, 11/26/2024
(e)
800 835
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,200 1,878
7.00%, 03/28/2073
(e),(j)
$ 400 419
USD Swap Semi-Annual 10 Year + 5.21%
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,090 7,271
Nokia Oyj
2.00%, 03/15/2024 EUR 400 476
Oi SA
8.00%, PIK 4.00%, 07/27/2025
(m),(o)
$ 730 714
Oztel Holdings SPC Ltd
5.63%, 10/24/2023
(e)
620 618
QualityTech LP / QTS Finance Corp
3.88%, 10/01/2028
(e)
925 927
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,691
Sprint Corp
7.13%, 06/15/2024 4,100 4,716
Switch Ltd
3.75%, 09/15/2028
(e)
1,750 1,752
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(e)
1,815 1,964
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027
(e)
700 745
Telefonica Europe BV
2.88%, 12/31/2049
(i),(j)
EUR 500 551
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
3.75%, 12/31/2049
(i),(j)
1,000 1,179
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
5.13%, 04/15/2025 $ 1,575 1,614
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,157
6.88%, 02/28/2025
(e)
600 611
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,450
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 779
4.86%, 08/21/2046 $ 800 1,063
ViaSat Inc
5.63%, 09/15/2025
(e)
5,025 5,055
5.63%, 04/15/2027
(e)
3,850 4,033
6.50%, 07/15/2028
(e)
3,400 3,511
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(e)
5,700 5,700
Vodafone Group PLC
5.00%, 05/30/2038 950 1,181
Zayo Group Holdings Inc
4.00%, 03/01/2027
(e)
9,325 9,152
6.13%, 03/01/2028
(e)
2,950 2,976
$ 151,998

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.26%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
$ 3,510 $ 3,987
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 950 1,160
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030
(e)
600 657
FedEx Corp
5.25%, 05/15/2050 800 1,077
JSL Europe SA
7.75%, 07/26/2024 1,900 1,949
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(e)
1,500 1,640
MV24 Capital BV
6.75%, 06/01/2034
(e)
600 603
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 680 738
5.38%, 05/05/2045
(e)
850 983
$ 12,794
Trucking & Leasing - 0.02%
DAE Funding LLC
5.00%, 08/01/2024 750 758
Water - 0.06%
American Water Capital Corp
2.80%, 05/01/2030 800 872
Essential Utilities Inc
2.70%, 04/15/2030 1,950 2,064
$ 2,936
TOTAL BONDS $ 3,234,151
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(d),(e)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
SENIOR FLOATING RATE INTERESTS
- 8.55%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.96%
Clarios Global LP
3.71%, 04/30/2026
(q)
$ 6,683 $ 6,481
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(q)
21,140 19,554
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(q)
22,010 21,130
3 Month USD LIBOR + 8.25%
$ 47,165
Chemicals - 0.13%
Aruba Investments Holdings LLC
0.00%, 10/27/2028
(q),(r)
6,210 6,156
1 Month USD LIBOR + 7.75%
Commercial Services - 0.84%
KUEHG Corp
9.25%, 08/22/2025
(q)
16,360 14,479
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/06/2025
(q)
2,431 2,212
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(q)
17,700 14,838
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.90%, 09/27/2024
(q)
4,525 4,334
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(q)
3,119 3,069
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Revint Intermediate II LLC
5.75%, 10/08/2027
(q)
$ 2,325 $ 2,242
1 Month USD LIBOR + 5.00%
$ 41,174
Computers - 0.13%
Flexential Intermediate Corp
7.50%, 07/24/2025
(q)
10,890 6,542
3 Month USD LIBOR + 7.25%
Cosmetics & Personal Care - 0.36%
Wellness Merger Sub Inc
9.75%, 06/27/2025
(q)
19,410 17,809
3 Month USD LIBOR + 8.75%
Electronics - 0.32%
Deliver Buyer Inc
5.22%, 05/01/2024
(q)
15,715 15,548
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.04%
USIC Holdings Inc
0.00%, 12/08/2023
(q),(r)
2,225 2,186
3 Month USD LIBOR + 3.25%
Entertainment - 0.45%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(q)
17,870 16,164
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(q)
2,291 2,075
3 Month USD LIBOR + 2.50%
Playtika Holding Corp
7.00%, 12/03/2024
(q)
3,763 3,760
1 Month USD LIBOR + 6.00%
$ 21,999
Healthcare - Services - 0.96%
Aveanna Healthcare LLC
6.50%, 03/16/2025
(q)
23,880 22,209
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(q)
17,170 16,140
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(q)
2,664 2,562
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
6.90%, 06/26/2026
(q)
6,525 6,325
3 Month USD LIBOR + 6.75%
$ 47,236
Insurance - 0.59%
Asurion LLC
6.65%, 08/04/2025
(q)
15,469 15,469
3 Month USD LIBOR + 6.50%
6.65%, 08/04/2025
(q)
13,220 13,220
3 Month USD LIBOR + 6.50%
Internet - 1.21%
CNT Holdings
0.00%, 12/16/2028
(q),(r)
5,681 5,688
MH Sub I LLC
7.65%, 09/15/2025
(q)
18,013 17,900
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.00%, 09/29/2025
(f),(g),(q)
35,440 35,440
1 Month USD LIBOR + 8.00%
$ 59,028
Investment Companies - 0.47%
Masergy Holdings Inc
8.50%, 12/16/2024
(q)
13,674 13,196
3 Month USD LIBOR + 7.50%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
177
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Zest Acquisition Corp
8.50%, 03/06/2026
(q)
$ 11,260 $ 9,627
3 Month USD LIBOR + 7.50%
$ 22,823
Lodging - 0.04%
Caesars Resort Collection LLC
4.65%, 07/20/2025
(q)
1,825 1,765
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.57%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(q)
22,333 22,075
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
5.47%, 09/30/2026
(q)
6,327 5,916
1 Month USD LIBOR + 5.25%
$ 27,991
Miscellaneous Manufacturers - 0.07%
UTEX Industries Inc
0.00%, 05/22/2021
(d),(q)
11,628 3,442
3 Month USD LIBOR + 4.00%
0.00%, 05/22/2022
(d),(q)
21,490 258
1 Month USD LIBOR + 7.25%
$ 3,700
Oil & Gas - 0.10%
Encino Acquisition Partners Holdings LLC
7.75%, 10/29/2025
(q)
5,860 4,827
3 Month USD LIBOR + 6.75%
Pharmaceuticals - 0.69%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/14/2023
(o),(q)
11,741 9,745
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.75%, 06/29/2024
(q)
24,050 23,885
3 Month USD LIBOR + 8.75%
$ 33,630
REITs - 0.06%
CoreCivic Inc
5.50%, 12/12/2024
(q)
3,248 3,178
1 Month USD LIBOR + 4.50%
Software - 0.56%
Applied Systems Inc
8.00%, 09/19/2025
(q)
4,425 4,447
3 Month USD LIBOR + 7.00%
Greeneden US Holdings II LLC
0.00%, 10/08/2027
(q),(r)
4,376 4,303
1 Month USD LIBOR + 4.00%
3.40%, 12/01/2023
(q)
2,896 2,872
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(q)
5,950 6,024
Skillsoft
7.88%, 04/27/2025
(q)
3,943 3,897
3 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 09/23/2027
(q)
3,750 3,685
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc/The
7.50%, 05/03/2027
(q)
1,950 1,979
1 Month USD LIBOR + 6.75%
$ 27,207
TOTAL SENIOR FLOATING RATE INTERESTS $ 418,653
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.03%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.03%
0.38%, 09/30/2027 $ 1,400 $ 1,377
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,377
Total Investments $ 4,850,096
Other Assets and Liabilities -  0.91% 44,586
TOTAL NET ASSETS - 100.00% $ 4,894,682
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,752 or 0.53% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,719,014 or 35.12% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $178,713 or
3.65% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $130,723 or 2.67%
of net assets.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
178
Portfolio Summary  (unaudited)
Location Percent
United States 68.72%
Canada 3.26%
United Kingdom 2.72%
Netherlands 2.10%
Cayman Islands 1.70%
Mexico 1.66%
Japan 1.64%
France 1.43%
Supranational 1.04%
Switzerland 0.79%
Virgin Islands, British 0.68%
Australia 0.66%
Germany 0.58%
Luxembourg 0.56%
Russian Federation 0.55%
India 0.52%
Indonesia 0.50%
Italy 0.45%
Ireland 0.43%
Brazil 0.41%
Hong Kong 0.36%
Jersey, Channel Islands 0.36%
Spain 0.32%
Sweden 0.31%
Peru 0.31%
Dominican Republic 0.30%
Ukraine 0.27%
Denmark 0.27%
Mauritius 0.26%
Romania 0.26%
Colombia 0.26%
Israel 0.25%
Singapore 0.24%
Egypt 0.24%
Turkey 0.24%
Ghana 0.21%
Argentina 0.21%
Kenya 0.20%
United Arab Emirates 0.20%
Saudi Arabia 0.17%
Cote d'Ivoire 0.17%
Austria 0.16%
China 0.16%
South Africa 0.15%
Belarus 0.14%
Belgium 0.14%
Poland 0.14%
Isle of Man 0.14%
Angola 0.14%
Bermuda 0.13%
Senegal 0.13%
Tunisia 0.12%
Azerbaijan 0.12%
Venezuela 0.11%
Mozambique 0.11%
Gabon 0.11%
El Salvador 0.10%
Korea, Republic Of 0.09%
Morocco 0.08%
Chile 0.08%
Norway 0.08%
Qatar 0.07%
Oman 0.07%
Panama 0.07%
Malaysia 0.07%
Taiwan 0.07%
Togo 0.06%
Nigeria 0.06%
Trinidad And Tobago 0.04%
Puerto Rico 0.04%
Portfolio Summary  (unaudited) (continued)
Location Percent
Honduras 0.04%
Portugal 0.03%
Finland 0.03%
Vietnam 0.03%
Ecuador 0.03%
Paraguay 0.02%
Sri Lanka 0.02%
Guatemala 0.02%
New Zealand 0.02%
Mongolia 0.01%
Kazakhstan 0.01%
Cyprus 0.01%
Thailand 0.01%
Philippines 0.01%
Serbia 0.01%
Cambodia 0.00%
Other Assets and Liabilities
0.91%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
October 31, 2020
See accompanying notes.
179
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 225,082 $ 6,165,524 $ 6,250,071 $ 140,535
$ 225,082 $ 6,165,524 $ 6,250,071 $ 140,535
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,380 $ — $ — $ —
$ 1,380 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   0.00%, PIK 9.75%, 01/09/2024 12/22/2016 - 06/30/2020 $ 23,070 $ 22,309 0.46%
Real Alloy Holding Inc   0.00%, PIK 11.00%, 11/30/2023 05/31/2018-06/30/2020 19,795 19,795 0.40%
Specialty Steel   10.68%, 11/15/2022 11/15/2017 41,148 41,564 0.85%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,889 0.41%
Total $ 103,557 2.12%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2020 EUR 293 $ 345 $ — $ (3)
Bank of New York Mellon 11/20/2020 $ 5,803 EUR 4,900 94 —
Barclays Bank PLC 11/30/2020 CZK 118,989 $ 5,099 — (8)
Barclays Bank PLC 11/30/2020 PLN 13,108 $ 3,333 — (20)
Citigroup Inc 11/16/2020 EUR 303 $ 359 — (6)
Goldman Sachs & Co 11/20/2020 $ 10,199 PEN 36,600 71 —
Goldman Sachs & Co 11/20/2020 RUB 42,000 $ 541 — (13)
HSBC Securities Inc 11/04/2020 $ 1,774 BRL 9,948 40 —
HSBC Securities Inc 11/20/2020 $ 15,925 RUB 1,242,000 320 —
HSBC Securities Inc 11/20/2020 RUB 580,000 $ 7,423 — (136)
HSBC Securities Inc 11/20/2020 $ 4,002 ZAR 66,400 — (72)
JPMorgan Chase 11/04/2020 BRL 25,340 $ 4,506 — (90)
JPMorgan Chase 11/04/2020 $ 2,732 BRL 15,338 59 —
JPMorgan Chase 11/16/2020 $ 47,498 EUR 40,544 268 —
JPMorgan Chase 11/16/2020 EUR 471 $ 555 — (6)
JPMorgan Chase 11/20/2020 PEN 8,000 $ 2,227 — (13)
JPMorgan Chase 11/30/2020 $ 4,947 MXN 105,000 11 —
JPMorgan Chase 11/30/2020 $ 632 ZAR 10,354 — (3)
JPMorgan Chase 12/02/2020 $ 2,783 BRL 16,058 — (12)
Toronto Dominion Bank 11/30/2020 $ 1,912 EUR 1,628 15 —
Toronto Dominion Bank 11/30/2020 MXN 83,568 $ 3,912 17 —
Total $ 895 $ (382)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Egypt Treasury Bills,
0.00%, 12/08/2020
125,000,000 Receive 3 Month USD
LIBOR + 0.70%
Quarterly 12/09/2020 $ 7,676 $ — $ 181 $ —
Total $ — $ 181 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2020
See accompanying notes.
180
INVESTMENT COMPANIES - 0 .86 % Shares Held Value (000's)
Money Market Funds - 0 .86%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
2,400 $ 2
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
23,378,695 23,379
$ 23,381
TOTAL INVESTMENT COMPANIES $ 23,381
COMMON STOCKS - 99 .35 % Shares Held Value (000's)
Engineering & Construction - 0 .76%
Lendlease Corp Ltd 2,469,230 $ 20,771
Internet - 0 .32%
21Vianet Group Inc ADR
(d),(e)
379,832 8,721
Lodging - 1 .19%
Choice Hotels International Inc 117,621 10,274
City Developments Ltd 2,856,100 13,264
Hilton Worldwide Holdings Inc 101,528 8,915
$ 32,453
Real Estate - 16 .97%
Castellum AB 1,033,596 21,520
Entra ASA
(f)
1,665,681 21,775
ESR Cayman Ltd
(d),(f)
2,318,400 7,003
Fabege AB 1,720,677 21,727
Hang Lung Properties Ltd 7,115,000 17,321
LEG Immobilien AG 205,067 27,715
Mitsubishi Estate Co Ltd 3,818,200 56,952
Mitsui Fudosan Co Ltd 1,516,493 25,822
New World Development Co Ltd 10,307,250 49,211
Sun Hung Kai Properties Ltd 4,092,000 52,672
Sunac China Holdings Ltd 2,049,000 7,594
Vonovia SE 2,190,239 139,876
Wihlborgs Fastigheter AB 806,956 14,545
$ 463,733
REITs - 78 .29%
Alexandria Real Estate Equities Inc 359,727 54,506
Allied Properties Real Estate Investment Trust 1,268,004 30,751
American Campus Communities Inc 281,931 10,561
American Homes 4 Rent 2,165,738 61,225
American Tower Corp 239,959 55,107
Apartment Investment and Management Co 909,682 29,019
Ascendas Real Estate Investment Trust 11,555,700 24,384
AvalonBay Communities Inc 560,567 77,992
Big Yellow Group PLC 893,376 12,732
Boston Properties Inc 200,820 14,541
Brandywine Realty Trust 552,565 4,840
Broadstone Net Lease Inc 973,038 16,055
Camden Property Trust 281,593 25,974
Canadian Apartment Properties REIT 867,656 27,893
CapitaLand Integrated Commercial Trust 11,669,544 14,792
Charter Hall Group 1,167,860 10,126
CoreSite Realty Corp 153,425 18,313
Cousins Properties Inc 998,068 25,431
CubeSmart 1,218,644 41,349
CyrusOne Inc 361,686 25,698
Daiwa Office Investment Corp 5,353 29,049
Dexus 3,919,807 23,715
Equinix Inc 47,791 34,947
Equity LifeStyle Properties Inc 452,416 26,779
Equity Residential 433,555 20,368
Essex Property Trust Inc 337,360 69,020
Extra Space Storage Inc 397,474 46,087
Federal Realty Investment Trust 82,282 5,659
First Industrial Realty Trust Inc 572,413 22,788
Gecina SA 226,219 28,083
Goodman Group 4,137,600 53,554
Great Portland Estates PLC 1,607,414 12,017
Healthcare Realty Trust Inc 710,670 19,757
Healthcare Trust of America Inc 1,992,204 48,411
Industrial & Infrastructure Fund Investment Corp 21,270 36,208
Inmobiliaria Colonial Socimi SA 3,393,195 24,155
InterRent Real Estate Investment Trust 1,230,995 10,496
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Invitation Homes Inc 3,254,253 $ 88,711
Japan Hotel REIT Investment Corp 32,152 15,570
Kilroy Realty Corp 365,780 17,221
Klepierre SA 599,647 7,598
Link REIT 5,630,400 42,970
Mapletree Industrial Trust 6,293,900 14,027
Merlin Properties Socimi SA 2,414,659 16,253
MGM Growth Properties LLC 380,881 10,074
Mori Hills REIT Investment Corp 10,840 13,352
Nippon Prologis REIT Inc
(d)
6,358 20,927
Nomura Real Estate Master Fund Inc 29,760 35,538
Park Hotels & Resorts Inc 914,220 9,078
Prologis Inc 1,643,068 162,991
Prologis Property Mexico SA de CV 4,169,462 8,389
Regency Centers Corp 667,779 23,766
Rexford Industrial Realty Inc 1,261,394 58,604
Sabra Health Care REIT Inc 893,715 11,761
Saul Centers Inc 248,243 6,144
Scentre Group 4,604,677 6,795
Segro PLC 7,778,973 90,895
Sekisui House Reit Inc 28,225 19,738
Simon Property Group Inc 283,880 17,831
STORE Capital Corp 1,668,901 42,891
Summit Hotel Properties Inc 45,408 240
Summit Industrial Income REIT 2,352,072 23,780
Sun Communities Inc 436,027 60,010
Taubman Centers Inc 95,462 3,190
Terreno Realty Corp 335,314 18,871
UNITE Group PLC/The
(d)
3,042,983 32,839
United Urban Investment Corp 35,801 38,224
Ventas Inc 148,282 5,853
VICI Properties Inc 1,369,101 31,421
Welltower Inc 1,553,383 83,525
Weyerhaeuser Co 307,722 8,398
$ 2,139,857
Storage & Warehousing - 0 .89%
Safestore Holdings PLC 2,339,768 24,357
Telecommunications - 0 .93%
NEXTDC Ltd
(d)
2,833,204 25,368
TOTAL COMMON STOCKS $ 2,715,260
Total Investments $ 2,738,641
Other Assets and Liabilities -  (0.21)% (5,619)
TOTAL NET ASSETS - 100.00% $ 2,733,022
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,778 or 1.05% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2020
See accompanying notes.
181
Portfolio Summary  (unaudited)
Location Percent
United States 53 .35%
Japan 10 .65%
United Kingdom 6 .33%
Hong Kong 6 .19%
Germany 6 .13%
Australia 5 .14%
Canada 3 .39%
Singapore 2 .42%
Sweden 2 .12%
Spain 1 .47%
France 1 .31%
Norway 0 .80%
China 0 .60%
Mexico 0 .31%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,414 $ 883,863 $ 866,898 $ 23,379
$ 6,414 $ 883,863 $ 866,898 $ 23,379
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 237 $ — $ — $ —
$ 237 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
182
INVESTMENT COMPANIES - 16.26% Shares Held Value (000's)
Money Market Funds - 16.26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
250,684,802 $ 250,685
TOTAL INVESTMENT COMPANIES $ 250,685
BONDS - 20.25%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.80%
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
$ 12,255 $ 12,254
Commercial Mortgage Backed Securities - 5.51%
Citigroup Commercial Mortgage Trust
2016-GC36
4.75%, 02/10/2049
(e)
4,400 3,901
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(d),(e)
2,400 1,836
COMM 2014-CCRE19 Mortgage Trust
4.71%, 08/10/2047
(e)
3,700 3,807
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,901
3.30%, 04/25/2023
(e)
13,000 13,880
3.46%, 08/25/2023
(e)
12,400 13,351
3.53%, 10/25/2023
(e)
5,800 6,265
Ginnie Mae
0.37%, 10/16/2053
(e),(f)
9,021 239
0.41%, 10/16/2054
(e),(f)
35,161 601
0.42%, 10/16/2054
(e),(f)
29,437 446
0.43%, 06/16/2052
(e),(f)
20,881 258
0.47%, 12/16/2053
(e),(f)
23,288 587
0.50%, 06/16/2054
(e),(f)
41,866 610
0.54%, 04/16/2047
(e),(f)
60,244 1,692
0.54%, 08/16/2051
(e),(f)
47,928 1,058
0.56%, 10/16/2054
(e),(f)
40,627 891
0.57%, 03/16/2060
(e),(f)
21,011 1,099
0.61%, 07/16/2060
(e),(f)
17,548 1,100
0.66%, 11/16/2052
(e),(f)
40,072 1,213
0.67%, 01/16/2056
(e),(f)
13,346 431
0.71%, 02/16/2053
(e),(f)
28,819 1,075
0.72%, 06/16/2057
(e),(f)
9,526 423
0.75%, 09/16/2053
(e),(f)
36,725 1,144
2.60%, 05/16/2059 3,382 3,547
2.60%, 03/16/2060 6,182 6,482
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(e)
5,000 3,898
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 4,697
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(e)
2,500 2,433
$ 84,865
Credit Card Asset Backed Securities - 2.66%
American Express Credit Account Master Trust
2.99%, 12/15/2023 10,858 11,022
Barclays Dryrock Issuance Trust
0.48%, 07/15/2024 12,745 12,768
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.35%, 04/17/2023 17,208 17,221
1.00 x 1 Month USD LIBOR + 0.20%
$ 41,011
Mortgage Backed Securities - 10.55%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
6,623 7,008
CSMC Trust 2015-1
3.93%, 01/25/2045
(d),(e)
6,124 6,279
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
3,421 512
7.00%, 04/25/2024
(f)
14 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
0.75%, 04/25/2027 $ 5 $ 5
1.00 x 1 Month USD LIBOR + 0.60%
2.50%, 02/25/2028
(f)
8,185 435
2.56%, 06/25/2045
(f)
11,965 672
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 07/25/2032
(f)
8,004 671
3.00%, 10/25/2040
(f)
16,207 704
3.00%, 04/25/2042 4,127 4,203
3.00%, 08/25/2042 2,745 2,787
3.00%, 02/25/2043 3,625 3,768
3.00%, 03/25/2046 4,079 4,223
3.00%, 05/25/2048 1,641 1,732
3.50%, 02/25/2036
(f)
5,895 636
3.50%, 01/25/2040
(f)
6,900 296
3.50%, 11/25/2042 9,708 10,480
3.50%, 02/25/2043
(f)
10,745 739
3.50%, 02/25/2043 641 672
3.50%, 07/25/2043
(f)
8,468 657
3.50%, 08/25/2045 2,931 3,182
4.00%, 06/25/2039 6,350 6,527
4.00%, 12/25/2039
(f)
3,116 117
4.50%, 04/25/2045
(f)
16,091 2,735
5.85%, 10/25/2046
(f)
3,960 927
(1.00) x 1 Month USD LIBOR + 6.00%
7.00%, 04/25/2032 645 760
Freddie Mac REMICS
2.50%, 11/15/2032 3,305 3,504
2.50%, 02/15/2043 1,877 1,981
3.00%, 11/15/2030
(f)
2,325 52
3.00%, 06/15/2040 2,614 2,659
3.00%, 10/15/2041 1,354 1,380
3.00%, 10/15/2042 1,062 1,125
3.00%, 04/15/2046 1,943 2,101
3.00%, 11/15/2046 2,739 2,873
3.50%, 03/15/2029 3,527 3,657
3.50%, 04/15/2040
(f)
3,365 124
3.50%, 07/15/2042 2,198 2,203
3.50%, 05/15/2043 2,862 2,943
3.50%, 09/15/2043 7,680 7,788
4.00%, 05/15/2039 3,971 4,084
4.00%, 11/15/2042
(f)
5,645 679
4.00%, 11/15/2045 553 609
6.50%, 08/15/2027 58 62
Ginnie Mae
3.00%, 05/16/2037 7,234 7,337
3.00%, 09/20/2050
(f)
28,475 3,434
3.50%, 08/20/2039
(f)
11,004 435
3.50%, 01/20/2043
(f)
11,549 1,959
3.50%, 10/20/2044
(f)
14,866 1,550
3.50%, 11/20/2045 4,500 4,737
3.50%, 10/20/2049
(f)
22,769 2,978
4.00%, 11/16/2038 185 190
4.00%, 04/20/2044
(f)
4,322 358
4.00%, 01/20/2046
(f)
7,022 546
5.00%, 11/20/2039 2,195 2,506
5.90%, 08/20/2042
(f)
5,212 1,166
(1.00) x 1 Month USD LIBOR + 6.05%
5.95%, 06/20/2046
(f)
4,051 822
(1.00) x 1 Month USD LIBOR + 6.10%
6.05%, 08/20/2042
(f)
6,896 1,118
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 11/20/2045
(f)
3,880 848
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 09/20/2047
(f)
5,582 1,233
(1.00) x 1 Month USD LIBOR + 6.20%

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.05%, 09/20/2047
(f)
$ 4,867 $ 919
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 06/20/2044
(f)
10,036 1,267
(1.00) x 1 Month USD LIBOR + 6.25%
6.10%, 08/16/2045
(f)
2,650 589
(1.00) x 1 Month USD LIBOR + 6.25%
6.60%, 11/20/2045
(f)
3,742 883
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
2,654 2,711
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
1,619 1,655
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(e)
2,995 3,062
New Residential Mortgage Loan Trust 2015-2
5.52%, 08/25/2055
(d),(e)
5,135 5,546
NRP Mortgage Trust 2013-1
3.31%, 07/25/2043
(d),(e)
5,650 5,663
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(e)
5,244 5,379
Sequoia Mortgage Trust 2017-3
3.78%, 04/25/2047
(d),(e)
2,282 2,365
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
796 824
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
1,994 2,063
$ 162,695
Other Asset Backed Securities - 0.73%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 993 994
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,409
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 4,834 4,903
$ 11,306
TOTAL BONDS $ 312,131
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 78.40%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.25%
2.50%, 08/01/2027 $ 832 $ 867
2.50%, 02/01/2028 2,504 2,636
3.00%, 02/01/2027 2,125 2,253
3.00%, 02/01/2032 5,542 5,979
3.00%, 01/01/2033 3,826 4,150
3.00%, 04/01/2035 1,638 1,743
3.00%, 03/01/2037 3,804 3,984
3.00%, 10/01/2042 5,019 5,566
3.00%, 10/01/2042 5,416 5,870
3.00%, 05/01/2043 1,886 2,071
3.00%, 07/01/2045 5,458 5,965
3.00%, 10/01/2046 7,002 7,763
3.00%, 01/01/2047 5,414 6,001
3.50%, 11/01/2026 1,165 1,232
3.50%, 02/01/2032 2,733 2,951
3.50%, 04/01/2032 2,479 2,677
3.50%, 12/01/2041 1,946 2,179
3.50%, 04/01/2042 4,928 5,354
3.50%, 07/01/2042 6,717 7,350
3.50%, 08/01/2043 4,389 4,889
3.50%, 02/01/2044 4,750 5,167
3.50%, 07/01/2046 7,241 8,100
3.50%, 11/01/2046 4,535 4,997
3.50%, 01/01/2048 7,939 8,881
3.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 12/01/2041 3,242 3,702
4.00%, 07/01/2042 2,485 2,839
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 09/15/2042 $ 1,507 $ 1,715
4.00%, 07/01/2043 2,965 3,392
4.00%, 10/01/2045 6,221 7,041
4.00%, 11/01/2047 2,093 2,392
4.00%, 01/01/2048 6,433 7,354
4.50%, 04/01/2041 3,461 4,033
4.50%, 11/01/2043 3,111 3,623
5.00%, 10/01/2025 28 31
5.00%, 12/01/2032 21 23
5.00%, 02/01/2033 287 328
5.00%, 01/01/2034 2,833 3,265
5.00%, 05/01/2034 69 80
5.00%, 07/01/2035 27 31
5.00%, 07/01/2035 1 2
5.00%, 10/01/2035 5 6
5.00%, 11/01/2035 234 270
5.00%, 07/01/2044 2,289 2,639
5.00%, 03/01/2048 3,824 4,477
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 5 6
5.50%, 10/01/2033 11 12
5.50%, 12/01/2033 214 253
5.50%, 07/01/2037 12 14
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 25 29
6.00%, 01/01/2021 1 1
6.00%, 06/01/2028 4 5
6.00%, 05/01/2031 59 69
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 14 15
6.00%, 11/01/2033 262 297
6.00%, 09/01/2034 46 54
6.00%, 02/01/2035 38 45
6.00%, 10/01/2036 30 35
6.00%, 03/01/2037 57 65
6.00%, 05/01/2037 85 101
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 29 32
6.00%, 04/01/2038 39 43
6.00%, 07/01/2038 130 149
6.00%, 10/01/2038 73 85
6.50%, 12/01/2021 18 19
6.50%, 04/01/2022 28 28
6.50%, 05/01/2022 18 18
6.50%, 08/01/2022 9 10
6.50%, 05/01/2023 21 21
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 23 26
6.50%, 04/01/2031 107 120
6.50%, 10/01/2031 41 45
6.50%, 02/01/2032 5 6
6.50%, 04/01/2032 5 5
6.50%, 04/01/2035 4 5
6.50%, 02/01/2037 27 31
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 154 168
7.00%, 06/01/2029 53 61
7.00%, 04/01/2031 38 44
7.00%, 10/01/2031 62 71
7.00%, 04/01/2032 94 110
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 9 10
7.50%, 02/01/2031 1 1
8.50%, 07/01/2029 64 69
$ 158,073

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
184
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.47%
3.00%, 04/01/2043 $ 5,365 $ 5,767
3.65%, 12/01/2033 40 40
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 69 72
6.00%, 01/01/2032 94 102
6.00%, 04/01/2033 153 167
6.00%, 09/01/2034 317 357
6.50%, 06/01/2031 55 65
6.50%, 11/01/2032 261 287
6.50%, 11/01/2032 85 94
7.00%, 08/01/2028 35 39
7.00%, 12/01/2028 36 41
7.00%, 07/01/2029 42 48
7.00%, 07/01/2032 51 56
7.50%, 12/01/2024 43 44
7.50%, 02/01/2030 47 50
$ 7,229
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 48.13%
2.00%, 08/01/2028 1,629 1,698
2.00%, 07/01/2030 4,194 4,372
2.00%, 11/01/2035
(g)
23,000 23,857
2.00%, 11/01/2050
(g)
17,100 17,638
2.50%, 06/01/2027 2,961 3,107
2.50%, 05/01/2028 1,372 1,446
2.50%, 08/01/2028 1,829 1,933
2.50%, 03/01/2030 4,331 4,591
2.50%, 07/01/2030 6,031 6,365
2.50%, 12/01/2031 5,906 6,299
2.50%, 08/01/2035 12,578 13,255
2.50%, 04/01/2050 13,306 13,875
2.50%, 06/01/2050 12,361 12,942
2.50%, 11/01/2050
(g)
89,210 92,963
3.00%, 04/01/2027 2,080 2,211
3.00%, 05/01/2029 3,770 4,033
3.00%, 01/01/2030 312 333
3.00%, 08/01/2031 6,291 6,832
3.00%, 06/01/2033 8,412 8,995
3.00%, 12/01/2034 4,567 4,783
3.00%, 10/01/2036 4,792 5,193
3.00%, 11/01/2042 5,775 6,365
3.00%, 12/01/2042 4,492 4,951
3.00%, 12/01/2042 4,414 4,844
3.00%, 01/01/2043 4,195 4,606
3.00%, 02/01/2043 4,639 5,144
3.00%, 06/01/2043 8,060 8,883
3.00%, 08/01/2043 5,226 5,757
3.00%, 07/01/2045 2,020 2,217
3.00%, 01/01/2046 4,275 4,709
3.00%, 07/01/2046 5,743 6,219
3.00%, 09/01/2046 4,921 5,447
3.00%, 10/01/2046 5,705 6,234
3.00%, 11/01/2046 9,059 10,039
3.00%, 12/01/2046 4,729 5,209
3.00%, 12/01/2046 6,734 7,297
3.00%, 01/01/2047 7,594 8,413
3.00%, 01/01/2047 5,337 5,914
3.00%, 01/01/2047 8,380 9,285
3.00%, 10/01/2049 10,244 10,704
3.00%, 12/01/2049 8,708 9,103
3.00%, 01/01/2050 12,491 13,056
3.00%, 02/01/2050 12,647 13,218
3.50%, 08/01/2031 3,127 3,442
3.50%, 02/01/2033 6,596 7,257
3.50%, 09/01/2033 6,490 7,144
3.50%, 06/01/2039 3,157 3,429
3.50%, 02/01/2042 4,721 5,329
3.50%, 06/01/2042 2,280 2,493
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 3,650 $ 4,065
3.50%, 02/01/2043 1,560 1,762
3.50%, 05/01/2043 3,813 4,267
3.50%, 05/01/2043 2,150 2,427
3.50%, 09/01/2044 10,878 12,273
3.50%, 11/01/2044 4,283 4,832
3.50%, 03/01/2045 2,287 2,527
3.50%, 03/01/2045 3,936 4,403
3.50%, 06/01/2045 4,815 5,433
3.50%, 08/01/2045 4,381 4,943
3.50%, 09/01/2045 3,854 4,290
3.50%, 10/01/2045 4,458 5,030
3.50%, 11/01/2045 7,563 8,460
3.50%, 01/01/2046 3,953 4,459
3.50%, 03/01/2046 5,569 6,282
3.50%, 04/01/2046 5,739 6,474
3.50%, 10/01/2047 4,074 4,597
3.50%, 11/01/2048 10,951 12,353
3.50%, 05/01/2049 7,158 8,005
4.00%, 01/01/2034 895 977
4.00%, 10/01/2037 4,151 4,482
4.00%, 09/01/2040 1,843 2,041
4.00%, 02/01/2042 1,591 1,798
4.00%, 01/01/2043 1,577 1,803
4.00%, 03/01/2043 2,755 3,062
4.00%, 08/01/2043 5,355 6,126
4.00%, 04/01/2044 2,031 2,323
4.00%, 08/01/2044 7,372 8,431
4.00%, 08/01/2044 2,863 3,274
4.00%, 11/01/2044 2,248 2,571
4.00%, 12/01/2044 4,706 5,382
4.00%, 02/01/2045 3,693 4,222
4.00%, 07/01/2045 4,197 4,641
4.00%, 08/01/2045 4,518 5,165
4.00%, 01/01/2046 6,110 6,979
4.00%, 07/01/2046 5,782 6,609
4.00%, 08/01/2046 7,632 8,478
4.00%, 07/01/2047 6,251 7,142
4.00%, 10/01/2047 5,061 5,723
4.00%, 12/01/2047 4,225 4,827
4.00%, 02/01/2048 5,872 6,642
4.50%, 09/01/2025 649 690
4.50%, 08/01/2039 2,051 2,357
4.50%, 03/01/2041 2,612 2,938
4.50%, 03/01/2042 5,620 6,513
4.50%, 09/01/2043 2,845 3,313
4.50%, 09/01/2043 4,631 5,391
4.50%, 11/01/2043 4,533 5,277
4.50%, 10/01/2044 2,558 2,871
4.50%, 12/01/2044 6,086 7,085
4.50%, 05/01/2045 2,794 3,252
4.50%, 09/01/2045 3,848 4,409
4.50%, 10/01/2045 5,179 6,021
4.50%, 11/01/2045 6,465 7,407
4.50%, 08/01/2048 4,942 5,659
4.50%, 11/01/2048 5,893 6,593
4.50%, 12/01/2048 6,323 7,128
5.00%, 01/01/2026 33 36
5.00%, 04/01/2035 104 120
5.00%, 05/01/2035 49 57
5.00%, 07/01/2035 17 20
5.00%, 02/01/2038 1,488 1,718
5.00%, 03/01/2038 960 1,110
5.00%, 02/01/2040 4,646 5,430
5.00%, 05/01/2040 1,982 2,315
5.00%, 07/01/2040 1,136 1,309
5.00%, 07/01/2041 5,416 6,340

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
185
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 02/01/2044 $ 2,380 $ 2,790
5.00%, 06/01/2044 2,377 2,750
5.00%, 05/01/2048 4,118 4,819
5.50%, 06/01/2026 34 38
5.50%, 07/01/2033 451 531
5.50%, 02/01/2037 3 3
5.50%, 12/01/2037 682 795
5.50%, 03/01/2038 138 160
6.00%, 12/01/2022 3 3
6.00%, 03/01/2029 26 29
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 6
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 40 46
6.00%, 03/01/2038 44 51
6.00%, 04/01/2039 396 451
6.50%, 09/01/2024 63 70
6.50%, 08/01/2028 15 16
6.50%, 02/01/2029 2 3
6.50%, 03/01/2029 21 23
6.50%, 04/01/2029 20 22
6.50%, 06/01/2031 57 64
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 28 31
6.50%, 04/01/2032 18 20
6.50%, 04/01/2032 17 19
6.50%, 08/01/2032 57 65
6.50%, 02/01/2033 60 69
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 22 27
6.50%, 08/01/2036 47 54
6.50%, 10/01/2036 25 30
6.50%, 11/01/2036 18 22
6.50%, 07/01/2037 18 22
6.50%, 07/01/2037 9 10
6.50%, 08/01/2037 27 31
6.50%, 08/01/2037 294 348
6.50%, 02/01/2038 21 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 2 2
7.00%, 11/01/2031 110 126
7.50%, 08/01/2032 6 7
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 741,971
Government National Mortgage Association (GNMA) - 19.22%
2.00%, 11/01/2050 39,750 41,292
2.50%, 11/01/2050 58,500 61,274
3.00%, 11/15/2042 3,034 3,163
3.00%, 12/15/2042 3,265 3,405
3.00%, 02/15/2043 4,031 4,410
3.00%, 07/20/2045 12,173 12,911
3.00%, 07/20/2046 4,408 4,652
3.00%, 08/20/2046 9,583 10,114
3.00%, 09/20/2046 11,651 12,342
3.00%, 09/20/2046 5,544 6,098
3.00%, 11/20/2046 3,568 3,847
3.00%, 12/20/2046 5,816 6,137
3.00%, 02/20/2047 6,979 7,342
3.00%, 08/20/2047 4,694 4,952
3.00%, 11/15/2047 6,259 6,707
3.50%, 08/20/2042 3,355 3,729
3.50%, 05/15/2043 5,581 6,187
3.50%, 06/20/2043 4,028 4,487
3.50%, 08/15/2043 4,792 5,285
3.50%, 04/20/2045 3,036 3,359
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 02/20/2047 $ 1,831 $ 2,040
3.50%, 04/20/2047 8,587 9,171
3.50%, 05/20/2047 11,251 12,144
3.50%, 10/20/2047 3,911 4,235
3.50%, 11/20/2047 3,892 4,162
3.50%, 02/20/2048 9,885 10,532
4.00%, 08/15/2041 2,827 3,156
4.00%, 09/15/2041 4,620 5,190
4.00%, 03/15/2044 3,142 3,531
4.00%, 10/20/2044 2,848 3,128
4.00%, 01/20/2048 19,254 21,172
5.00%, 02/15/2034 82 95
5.00%, 10/15/2039 1,887 2,174
5.50%, 07/20/2033 693 822
5.50%, 03/20/2034 742 880
5.50%, 05/20/2035 75 89
6.00%, 10/15/2023 35 38
6.00%, 11/15/2023 4 4
6.00%, 11/15/2023 6 7
6.00%, 12/15/2023 1 2
6.00%, 04/20/2026 21 23
6.00%, 10/20/2028 3 3
6.00%, 02/20/2029 38 42
6.00%, 09/15/2032 45 50
6.00%, 02/15/2033 13 15
6.00%, 07/20/2033 557 641
6.00%, 08/15/2038 64 71
6.50%, 09/15/2023 3 3
6.50%, 09/15/2023 7 8
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 5 6
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 7 7
6.50%, 12/15/2023 8 8
6.50%, 12/15/2023 1 1
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 3 3
6.50%, 01/15/2024 12 14
6.50%, 01/15/2024 7 7
6.50%, 04/15/2024 5 5
6.50%, 04/20/2024 2 3
6.50%, 07/15/2024 11 12
6.50%, 01/15/2026 4 4
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 4 5
6.50%, 03/20/2031 37 43
6.50%, 04/20/2031 31 37
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 10
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 405 460
7.00%, 11/15/2022 1 1
7.00%, 12/15/2022 3 3
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 3 3
7.00%, 02/15/2023 8 8
7.00%, 07/15/2023 1 1
7.00%, 07/15/2023 3 3
7.00%, 08/15/2023 3 3
7.00%, 12/15/2023 2 2
7.00%, 12/15/2023 3 3
7.00%, 01/15/2026 5 5
7.00%, 01/15/2027 9 9
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 6 6
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 2 2

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2020
See accompanying notes.
186
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 04/15/2028 $ 2 $ 2
7.00%, 06/15/2028 62 65
7.00%, 12/15/2028 43 48
7.00%, 01/15/2029 31 35
7.00%, 03/15/2029 19 19
7.00%, 04/15/2029 126 140
7.00%, 05/15/2031 4 5
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 03/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 5 5
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 3 3
7.50%, 05/15/2023 1 1
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 6 6
7.50%, 05/15/2027 3 3
7.50%, 06/15/2027 6 6
7.50%, 08/15/2029 20 21
7.50%, 10/15/2029 14 14
7.50%, 11/15/2029 38 38
8.00%, 02/15/2022 1 1
8.00%, 12/15/2030 4 5
9.00%, 11/15/2021 1 1
$ 296,233
U.S. Treasury - 0.33%
2.13%, 12/31/2022 4,920 5,128
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,208,634
Total Investments $ 1,771,450
Other Assets and Liabilities -  (14.91)% (229,871)
TOTAL NET ASSETS - 100.00% $ 1,541,579
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,573 or 3.93% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See notes for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 94.13%
Money Market Funds 16.26%
Asset Backed Securities 4.19%
Government 0.33%
Other Assets and Liabilities
(14.91)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 61,450 $ 880,938 $ 691,703 $ 250,685
$ 61,450 $ 880,938 $ 691,703 $ 250,685
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 404 $ — $ — $ —
$ 404 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Short 439 $ 60,678 $ 504
US Long Bond; December 2020 Short 49 8,451 259
US Ultra Bond; December 2020 Short 11 2,365 112
Total $ 875
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
187
INVESTMENT COMPANIES - 4.80% Shares Held Value (000's)
Money Market Funds - 4.80%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
40,528 $ 41
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
145,167,739 145,168
$ 145,209
TOTAL INVESTMENT COMPANIES $ 145,209
COMMON STOCKS - 0.24% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(d)
270 $ —
Commercial Services - 0.07%
ATD New Holdings Inc
(d),(e),(f)
101,514 1,994
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Software - 0.17%
Skillsoft - Class A
(d),(e),(f)
30,298 5,151
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 7,145
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.10%
Principal
Amount (000's) Value (000's)
Advertising - 0.39%
Clear Channel International BV
6.63%, 08/01/2025
(g)
$ 326 $ 331
Lamar Media Corp
3.75%, 02/15/2028 1,000 996
5.75%, 02/01/2026 521 539
MDC Partners Inc
6.50%, 05/01/2024
(g)
1,260 1,206
National CineMedia LLC
5.88%, 04/15/2028
(g)
900 625
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
575 528
5.00%, 08/15/2027
(g)
6,585 6,240
5.63%, 02/15/2024 124 125
Terrier Media Buyer Inc
8.88%, 12/15/2027
(g)
1,045 1,068
$ 11,658
Aerospace & Defense - 2.16%
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
500 434
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,200
5.87%, 02/23/2022 565 596
5.90%, 02/01/2027 670 734
5.95%, 02/01/2037 670 730
6.75%, 01/15/2028 420 479
6.88%, 05/01/2025 1,090 1,213
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
140 158
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
1,500 1,429
5.75%, 10/15/2027
(g)
4,150 4,202
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
655 633
5.38%, 05/01/2026
(g)
630 636
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,303
4.60%, 06/15/2028 560 466
7.50%, 04/15/2025
(g)
920 927
SSL Robotics LLC
9.75%, 12/31/2023
(g)
875 973
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
5.50%, 11/15/2027 $ 11,290 $ 11,021
6.25%, 03/15/2026
(g)
13,335 13,902
6.38%, 06/15/2026 10,318 10,289
6.50%, 07/15/2024 1,120 1,118
6.50%, 05/15/2025 1,204 1,204
7.50%, 03/15/2027 8,005 8,268
8.00%, 12/15/2025
(g)
989 1,071
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,235 1,229
Triumph Group Inc
5.25%, 06/01/2022 755 644
6.25%, 09/15/2024
(g)
250 216
7.75%, 08/15/2025 631 407
$ 65,482
Agriculture - 0.11%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(g)
250 257
JBS Investments II GmbH
5.75%, 01/15/2028
(g)
730 767
7.00%, 01/15/2026
(g)
785 839
Vector Group Ltd
6.13%, 02/01/2025
(g)
906 904
10.50%, 11/01/2026
(g)
415 427
$ 3,194
Airlines - 0.75%
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 558 419
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 239 207
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 782 618
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 956 719
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 623 467
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 649 482
American Airlines Group Inc
3.75%, 03/01/2025
(g)
405 202
5.00%, 06/01/2022
(g)
605 392
American Airlines Inc
11.75%, 07/15/2025
(g)
2,020 1,964
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,223
3.63%, 03/15/2022 1,400 1,372
3.75%, 10/28/2029 830 694
3.80%, 04/19/2023 685 648
4.38%, 04/19/2028 730 631
7.38%, 01/15/2026 1,140 1,180
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
10,354 10,584
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 178 167
United Airlines Holdings Inc
4.25%, 10/01/2022 450 409
5.00%, 02/01/2024
(h)
242 212
$ 22,590

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
188
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.16%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
$ 1,045 $ 1,088
4.88%, 05/15/2026
(g)
715 769
5.38%, 05/15/2025
(g)
1,655 1,742
Levi Strauss & Co
5.00%, 05/01/2025 150 154
Under Armour Inc
3.25%, 06/15/2026 420 406
William Carter Co/The
5.63%, 03/15/2027
(g)
500 525
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
80 80
6.38%, 05/15/2025
(g)
100 106
$ 4,870
Automobile Manufacturers - 2.99%
Allison Transmission Inc
4.75%, 10/01/2027
(g)
25 26
5.00%, 10/01/2024
(g)
630 636
5.88%, 06/01/2029
(g)
465 509
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(g)
324 324
BCD Acquisition Inc
9.63%, 09/15/2023
(g)
800 801
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,323 1,411
Ford Holdings LLC
9.30%, 03/01/2030 155 187
Ford Motor Co
4.35%, 12/08/2026 740 745
4.75%, 01/15/2043 956 883
5.29%, 12/08/2046 1,145 1,082
6.38%, 02/01/2029 490 510
6.63%, 10/01/2028 585 654
7.45%, 07/16/2031 3,300 3,931
7.50%, 08/01/2026 220 242
8.50%, 04/21/2023 2,275 2,511
9.00%, 04/22/2025 6,428 7,575
9.63%, 04/22/2030
(h)
10,690 14,351
Ford Motor Credit Co LLC
3.09%, 01/09/2023 730 723
3.10%, 05/04/2023 700 691
3.22%, 01/09/2022 500 497
3.34%, 03/28/2022 415 414
3.35%, 11/01/2022 1,050 1,046
3.55%, 10/07/2022 290 288
3.66%, 09/08/2024 845 838
3.81%, 10/12/2021 750 754
3.81%, 01/09/2024 1,000 999
3.82%, 11/02/2027 775 754
4.06%, 11/01/2024 4,239 4,251
4.13%, 08/04/2025 3,000 2,980
4.13%, 08/17/2027 8,040 7,920
4.27%, 01/09/2027 1,960 1,957
4.38%, 08/06/2023 500 508
4.39%, 01/08/2026 1,360 1,370
4.54%, 08/01/2026 8,580 8,730
4.69%, 06/09/2025 1,875 1,920
5.11%, 05/03/2029 2,975 3,090
5.13%, 06/16/2025 4,525 4,716
5.58%, 03/18/2024 3,000 3,153
5.60%, 01/07/2022 680 696
General Motors Co
0.00%, 12/01/2020
(d),(e),(f),(i)
25 —
0.00%, 12/01/2020
(d),(e),(f),(i)
50 —
0.00%, 07/15/2023
(d),(e),(f),(i)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(i)
700 —
0.00%, 05/01/2028
(d),(e),(f),(i)
150 —
0.00%, 03/06/2032
(d),(e),(f),(i)
75 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co   (continued)
0.00%, 07/15/2033
(d),(e),(f),(i)
$ 100 $ —
0.00%, 07/15/2033
(d),(e),(f),(i)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(i)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
405 342
5.63%, 02/01/2023
(g),(h)
640 633
7.75%, 10/15/2025
(g)
1,475 1,471
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
115 122
Navistar International Corp
6.63%, 11/01/2025
(g)
1,130 1,168
Tesla Inc
5.30%, 08/15/2025
(g)
1,090 1,128
Wabash National Corp
5.50%, 10/01/2025
(g)
792 792
$ 90,329
Automobile Parts & Equipment - 0.99%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g),(h)
1,250 1,197
Adient US LLC
7.00%, 05/15/2026
(g)
750 800
9.00%, 04/15/2025
(g)
650 715
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(h)
280 284
6.25%, 03/15/2026 319 320
6.50%, 04/01/2027 352 354
6.88%, 07/01/2028 305 310
BorgWarner Inc
5.00%, 10/01/2025
(g)
650 755
Clarios Global LP
6.75%, 05/15/2025
(g)
405 428
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
12,315 12,900
8.50%, 05/15/2027
(g)
1,490 1,554
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
626 419
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
305 316
6.50%, 06/01/2026
(g)
537 557
Dana Inc
5.50%, 12/15/2024 73 74
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
1,000 1,022
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 585 569
5.00%, 05/31/2026 700 690
5.13%, 11/15/2023 850 846
9.50%, 05/31/2025 630 693
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(j),(k)
925 934
6.00%, PIK 6.75%, 05/15/2027
(g),(j),(k)
335 349
Meritor Inc
6.25%, 02/15/2024 69 70
6.25%, 06/01/2025
(g)
500 523
Tenneco Inc
5.00%, 07/15/2026 434 332
5.38%, 12/15/2024 42 35
Truck Hero Inc
8.50%, 04/21/2024
(g)
300 318
ZF North America Capital Inc
4.50%, 04/29/2022
(g)
975 1,003
4.75%, 04/29/2025
(g)
1,400 1,449
$ 29,816

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 1.13%
CIT Group Inc
4.75%, 02/16/2024 $ 795 $ 855
5.00%, 08/15/2022 1,021 1,078
5.00%, 08/01/2023 905 975
5.25%, 03/07/2025 515 575
6.13%, 03/09/2028 100 122
Commerzbank AG
8.13%, 09/19/2023
(g)
985 1,131
Deutsche Bank AG
4.30%, 05/24/2028
(l)
1,625 1,576
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,280
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 625
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
899 1,313
Freedom Mortgage Corp
7.63%, 05/01/2026
(g)
500 498
8.13%, 11/15/2024
(g)
580 584
8.25%, 04/15/2025
(g)
550 556
10.75%, 04/01/2024
(g)
300 328
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
1,645 1,736
5.71%, 01/15/2026
(g)
1,200 1,307
Morgan Stanley
5.88%, 12/31/2049
(l),(m)
290 319
3 Month USD LIBOR + 4.44%
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
14,033 13,786
Standard Chartered PLC
7.01%, 12/31/2049
(g),(l),(m)
600 730
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.90%, 02/07/2029
(l)
900 937
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(g),(l)
1,210 1,226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(l)
1,000 1,060
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(l)
1,465 1,678
USD Swap Rate NY 5 Year + 4.91%
$ 34,275
Beverages - 0.03%
Ajecorp BV
6.50%, 05/14/2022
(g)
335 334
Primo Water Holdings Inc
5.50%, 04/01/2025
(g)
585 604
$ 938
Building Materials - 0.44%
American Woodmark Corp
4.88%, 03/15/2026
(g)
300 301
Boise Cascade Co
4.88%, 07/01/2030
(g)
325 347
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
640 675
6.75%, 06/01/2027
(g)
725 778
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(g)
1,175 1,222
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
405 428
Griffon Corp
5.75%, 03/01/2028 800 834
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
300 318
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
JELD-WEN Inc
4.63%, 12/15/2025
(g)
$ 1,280 $ 1,296
4.88%, 12/15/2027
(g)
371 383
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.38%, 02/01/2028
(g)
395 419
5.75%, 09/15/2026
(g)
220 230
Norbord Inc
5.75%, 07/15/2027
(g)
300 315
6.25%, 04/15/2023
(g)
502 537
Patrick Industries Inc
7.50%, 10/15/2027
(g)
435 471
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
650 633
4.38%, 07/15/2030
(g)
900 927
4.75%, 01/15/2028
(g)
870 909
5.00%, 02/15/2027
(g)
675 696
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
378 383
5.25%, 01/15/2029
(g)
565 582
US Concrete Inc
5.13%, 03/01/2029
(g)
390 397
6.38%, 06/01/2024 84 86
$ 13,173
Chemicals - 0.96%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
414 416
Ashland LLC
4.75%, 08/15/2022 120 126
6.88%, 05/15/2043 557 714
CF Industries Inc
3.45%, 06/01/2023 625 639
4.95%, 06/01/2043 515 617
5.15%, 03/15/2034 517 606
5.38%, 03/15/2044 621 762
Chemours Co/The
5.38%, 05/15/2027 375 368
6.63%, 05/15/2023 497 496
7.00%, 05/15/2025
(h)
575 579
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 279
Cornerstone Chemical Co
6.75%, 08/15/2024
(g)
6,853 6,442
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(g)
515 472
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 615
HB Fuller Co
4.00%, 02/15/2027 750 765
4.25%, 10/15/2028 930 943
Hexion Inc
7.88%, 07/15/2027
(g)
325 337
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(g)
545 583
INEOS Group Holdings SA
5.63%, 08/01/2024
(g)
430 435
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
440 471
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(g)
900 928
Methanex Corp
4.25%, 12/01/2024 275 276
5.25%, 12/15/2029 625 633

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Nouryon Holding BV
8.00%, 10/01/2026
(g),(h)
$ 525 $ 553
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 606
OCI NV
5.25%, 11/01/2024
(g)
485 496
Olin Corp
5.00%, 02/01/2030 520 524
5.13%, 09/15/2027 477 484
5.50%, 08/15/2022 190 195
5.63%, 08/01/2029 500 517
9.50%, 06/01/2025
(g)
375 443
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
432 426
Rayonier AM Products Inc
5.50%, 06/01/2024
(g)
790 577
SPCM SA
4.88%, 09/15/2025
(g)
395 406
TPC Group Inc
10.50%, 08/01/2024
(g)
705 589
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 1,033
Tronox Finance PLC
5.75%, 10/01/2025
(g)
880 878
Tronox Inc
6.50%, 04/15/2026
(g)
485 492
Valvoline Inc
4.25%, 02/15/2030
(g)
525 535
4.38%, 08/15/2025 318 327
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
15 13
WR Grace & Co-Conn
4.88%, 06/15/2027
(g)
1,210 1,261
5.63%, 10/01/2024
(g)
60 65
$ 28,922
Coal - 0.08%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
1,061 700
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(g)
1,000 893
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(g)
340 304
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
585 582
$ 2,479
Commercial Services - 2.71%
ACE Cash Express Inc
12.00%, 12/15/2022
(g)
3 2
ADT Security Corp/The
3.50%, 07/15/2022 560 570
4.13%, 06/15/2023 315 327
4.88%, 07/15/2032
(g)
545 561
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
545 350
Algeco Global Finance Plc
8.00%, 02/15/2023
(g)
600 594
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
1,635 1,713
9.75%, 07/15/2027
(g)
1,005 1,072
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
2,725 2,715
4.63%, 10/01/2027
(g)
3,600 3,681
5.13%, 10/01/2024
(g)
253 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Aptim Corp
7.75%, 06/15/2025
(g)
$ 300 $ 184
APX Group Inc
6.75%, 02/15/2027
(g)
485 506
7.88%, 12/01/2022 508 506
8.50%, 11/01/2024 200 210
ASGN Inc
4.63%, 05/15/2028
(g)
7,020 7,219
Atento Luxco 1 SA
6.13%, 08/10/2022
(g)
100 92
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(g)
620 583
10.50%, 05/15/2025
(g)
400 458
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,122
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(g)
360 382
Cardtronics Inc / Cardtronics USA Inc
5.50%, 05/01/2025
(g)
91 92
Carriage Services Inc
6.63%, 06/01/2026
(g)
8 8
Cimpress PLC
7.00%, 06/15/2026
(g)
1,306 1,299
Garda World Security Corp
4.63%, 02/15/2027
(g)
460 449
8.75%, 05/15/2025
(g)
140 139
9.50%, 11/01/2027
(g)
475 507
Gartner Inc
4.50%, 07/01/2028
(g)
130 136
Graham Holdings Co
5.75%, 06/01/2026
(g)
1,029 1,079
Herc Holdings Inc
5.50%, 07/15/2027
(g)
955 981
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(g)
1,380 1,425
5.00%, 06/15/2028
(g)
3,755 3,914
Korn Ferry
4.63%, 12/15/2027
(g)
50 51
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g),(h)
335 275
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(g)
5,005 4,917
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g),(h)
1,275 1,310
5.50%, 10/01/2021
(g)
47 47
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(g)
1,541 1,542
5.63%, 10/01/2028
(g)
1,425 1,475
North Queensland Export Terminal Pty Ltd
4.45%, 12/15/2022
(g),(h)
1,085 1,015
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
310 299
5.25%, 04/15/2024
(g)
1,385 1,449
5.75%, 04/15/2026
(g)
950 1,012
6.25%, 01/15/2028
(g)
1,015 1,026
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
10,170 10,863
8.25%, 11/15/2026
(g)
1,255 1,368
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(g)
405 417
Sabre GLBL Inc
5.25%, 11/15/2023
(g)
581 569
9.25%, 04/15/2025
(g)
775 854

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
191
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Service Corp International/US
3.38%, 08/15/2030 $ 200 $ 203
5.13%, 06/01/2029 565 617
8.00%, 11/15/2021 370 392
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(g)
760 780
Sotheby's
7.38%, 10/15/2027
(g),(h)
10,440 10,648
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
654 403
United Rentals North America Inc
3.88%, 11/15/2027 605 627
3.88%, 02/15/2031 900 909
4.00%, 07/15/2030 780 796
4.88%, 01/15/2028 1,564 1,642
5.25%, 01/15/2030 200 217
5.50%, 05/15/2027 765 813
5.88%, 09/15/2026 1,060 1,116
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
890 957
WEX Inc
4.75%, 02/01/2023
(g)
325 325
WW International Inc
8.63%, 12/01/2025
(g)
17 18
$ 82,087
Computers - 0.65%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
1,165 1,224
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(g)
4,475 4,542
Dell Inc
5.40%, 09/10/2040 150 162
6.50%, 04/15/2038 314 376
Diebold Nixdorf Inc
8.50%, 04/15/2024
(h)
300 273
9.38%, 07/15/2025
(g)
565 600
EMC Corp
3.38%, 06/01/2023 1,915 1,952
Everi Payments Inc
7.50%, 12/15/2025
(g)
102 103
MTS Systems Corp
5.75%, 08/15/2027
(g)
510 517
NCR Corp
5.00%, 10/01/2028
(g)
600 594
5.25%, 10/01/2030
(g)
151 149
5.75%, 09/01/2027
(g)
875 902
6.13%, 09/01/2029
(g)
835 875
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
3,300 3,388
8.25%, 02/01/2028
(g)
330 350
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(g)
994 1,009
Vericast Corp
8.38%, 08/15/2022
(g)
665 653
Western Digital Corp
4.75%, 02/15/2026 1,883 2,028
$ 19,697
Consumer Products - 0.09%
ACCO Brands Corp
5.25%, 12/15/2024
(g)
286 293
Central Garden & Pet Co
5.13%, 02/01/2028 642 679
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
721 730
Prestige Brands Inc
6.38%, 03/01/2024
(g)
228 233
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Spectrum Brands Inc
5.75%, 07/15/2025 $ 785 $ 808
$ 2,743
Cosmetics & Personal Care - 0.15%
Avon International Capital PLC
6.50%, 08/15/2022
(g)
878 895
Avon Products Inc
7.00%, 03/15/2023 724 782
8.95%, 03/15/2043 240 305
Coty Inc
6.50%, 04/15/2026
(g)
1,033 808
Edgewell Personal Care Co
4.70%, 05/24/2022 405 417
5.50%, 06/01/2028
(g)
1,190 1,251
High Ridge Brands Co
0.00%, 03/15/2025
(d),(g)
4,938 99
$ 4,557
Distribution & Wholesale - 1.11%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
565 573
5.88%, 05/15/2026
(g)
450 467
Avient Corp
5.25%, 03/15/2023 355 380
5.75%, 05/15/2025
(g)
525 553
Core & Main Holdings LP
8.63%, PIK 9.38%, 09/15/2024
(g),(j),(k)
300 302
Core & Main LP
6.13%, 08/15/2025
(g)
580 589
H&E Equipment Services Inc
5.63%, 09/01/2025 493 511
HD Supply Inc
5.38%, 10/15/2026
(g)
595 622
IAA Inc
5.50%, 06/15/2027
(g)
8,328 8,755
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
932 939
Performance Food Group Inc
5.50%, 06/01/2024
(g)
4,260 4,281
5.50%, 10/15/2027
(g)
10,365 10,624
6.88%, 05/01/2025
(g)
2,426 2,566
Resideo Funding Inc
6.13%, 11/01/2026
(g)
703 678
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
405 420
Wolverine Escrow LLC
8.50%, 11/15/2024
(g)
517 403
9.00%, 11/15/2026
(g)
715 545
13.13%, 11/15/2027
(g)
420 286
$ 33,494
Diversified Financial Services - 4.90%
AerCap Holdings NV
5.88%, 10/10/2079
(l)
700 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.63%, 10/15/2027 3,575 3,543
6.50%, 07/15/2025 1,350 1,487
AG Issuer LLC
6.25%, 03/01/2028
(g)
299 292
Aircastle Ltd
4.25%, 06/15/2026 1,420 1,335
Alliance Data Systems Corp
4.75%, 12/15/2024
(g)
10,335 9,586
7.00%, 01/15/2026
(g)
6,075 6,092

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
5.75%, 11/20/2025 $ 1,755 $ 1,994
8.00%, 11/01/2031 2,215 3,058
8.00%, 11/01/2031 1,237 1,688
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
900 893
6.63%, 03/15/2026 4,284 4,445
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
575 476
Enova International Inc
8.50%, 09/01/2024
(g)
635 583
8.50%, 09/15/2025
(g)
170 156
Genworth Mortgage Holdings Inc
6.50%, 08/15/2025
(g)
770 803
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(j),(k)
860 576
goeasy Ltd
5.38%, 12/01/2024
(g)
445 450
Lincoln Financing SARL
3.63%, 04/01/2024
(g)
EUR 5,500 6,085
LPL Holdings Inc
4.63%, 11/15/2027
(g)
$ 160 164
5.75%, 09/15/2025
(g)
859 889
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(g)
3,080 3,072
6.00%, 01/15/2027
(g)
11,775 11,775
9.13%, 07/15/2026
(g)
595 636
Navient Corp
5.00%, 03/15/2027 575 537
5.50%, 01/25/2023 1,195 1,192
5.63%, 08/01/2033 122 105
5.88%, 10/25/2024 373 370
6.13%, 03/25/2024 455 461
6.50%, 06/15/2022 1,000 1,020
6.75%, 06/25/2025 550 558
6.75%, 06/15/2026 510 514
7.25%, 01/25/2022 625 645
7.25%, 09/25/2023 140 147
NFP Corp
6.88%, 08/15/2028
(g)
33,725 32,713
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(g)
223 207
OneMain Finance Corp
5.38%, 11/15/2029 985 1,012
5.63%, 03/15/2023 950 989
6.13%, 05/15/2022 675 703
6.13%, 03/15/2024 850 894
6.63%, 01/15/2028 11,845 12,954
6.88%, 03/15/2025 1,300 1,430
7.13%, 03/15/2026 2,624 2,909
7.75%, 10/01/2021 548 574
8.25%, 10/01/2023 1,000 1,103
8.88%, 06/01/2025 1,040 1,144
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
2,500 2,480
Quicken Loans LLC
5.25%, 01/15/2028
(g)
8,595 8,984
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.88%, 03/01/2031
(g)
6,985 6,872
SLM Corp
4.20%, 10/29/2025 1,080 1,094
5.13%, 04/05/2022 1,200 1,233
United Shore Financial Services LLC
5.50%, 11/15/2025
(g),(n)
4,675 4,732
$ 148,208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.74%
AES Corp/The
5.13%, 09/01/2027 $ 402 $ 431
5.50%, 04/15/2025 177 182
6.00%, 05/15/2026 384 402
Calpine Corp
4.50%, 02/15/2028
(g)
995 1,012
4.63%, 02/01/2029
(g)
525 530
5.00%, 02/01/2031
(g)
685 699
5.13%, 03/15/2028
(g)
1,050 1,083
5.25%, 06/01/2026
(g)
1,150 1,181
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
280 294
5.00%, 09/15/2026 100 103
Drax Finco PLC
6.63%, 11/01/2025
(g)
400 419
InterGen NV
7.00%, 06/30/2023
(g)
750 709
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
289 297
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(g)
600 629
4.50%, 09/15/2027
(g)
273 298
NRG Energy Inc
5.25%, 06/15/2029
(g)
1,340 1,452
5.75%, 01/15/2028 1,655 1,785
6.63%, 01/15/2027 1,293 1,361
7.25%, 05/15/2026 1,299 1,373
NSG Holdings LLC / NSG Holdings Inc
7.75%, 12/15/2025
(g)
94 100
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
565 589
PG&E Corp
5.25%, 07/01/2030 825 825
Talen Energy Supply LLC
6.50%, 06/01/2025 475 282
6.63%, 01/15/2028
(g)
345 330
7.25%, 05/15/2027
(g)
505 506
10.50%, 01/15/2026
(g)
798 544
TransAlta Corp
4.50%, 11/15/2022 321 332
6.50%, 03/15/2040 275 286
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
1,225 1,280
5.50%, 09/01/2026
(g)
1,250 1,294
5.63%, 02/15/2027
(g)
1,570 1,637
$ 22,245
Electrical Components & Equipment - 0.23%
Energizer Holdings Inc
7.75%, 01/15/2027
(g)
640 691
EnerSys
5.00%, 04/30/2023
(g)
838 861
WESCO Distribution Inc
5.38%, 12/15/2021 405 404
5.38%, 06/15/2024 11 11
7.13%, 06/15/2025
(g)
3,660 3,944
7.25%, 06/15/2028
(g)
1,070 1,172
$ 7,083
Electronics - 0.11%
Ingram Micro Inc
5.00%, 08/10/2022 480 495
5.45%, 12/15/2024 393 420
Sensata Technologies BV
4.88%, 10/15/2023
(g)
675 715
5.00%, 10/01/2025
(g)
576 629
5.63%, 11/01/2024
(g)
890 977

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
TTM Technologies Inc
5.63%, 10/01/2025
(g)
$ 158 $ 162
$ 3,398
Energy - Alternate Sources - 0.25%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(g)
5,425 5,723
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
200 215
5.00%, 01/31/2028
(g)
720 790
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
142 154
5.75%, 09/30/2039
(g)
514 582
$ 7,464
Engineering & Construction - 0.36%
AECOM
5.13%, 03/15/2027 750 820
5.88%, 10/15/2024 16 18
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
640 601
Fluor Corp
3.50%, 12/15/2024 420 381
4.25%, 09/15/2028 505 452
frontdoor Inc
6.75%, 08/15/2026
(g)
915 977
Great Lakes Dredge & Dock Corp
8.00%, 05/15/2022 271 277
KBR Inc
4.75%, 09/30/2028
(g)
3,850 3,899
MasTec Inc
4.50%, 08/15/2028
(g)
485 498
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
569 588
9.75%, 07/15/2028
(g)
136 147
PowerTeam Services LLC
9.03%, 12/04/2025
(g)
595 630
TopBuild Corp
5.63%, 05/01/2026
(g)
478 490
Tutor Perini Corp
6.88%, 05/01/2025
(g),(h)
431 411
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
775 785
$ 10,974
Entertainment - 2.55%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
250 242
Boyne USA Inc
7.25%, 05/01/2025
(g)
2,128 2,223
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
2,490 2,551
8.13%, 07/01/2027
(g)
2,635 2,750
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
7,575 7,194
5.75%, 07/01/2025
(g)
5,465 5,605
CCM Merger Inc
6.00%, 03/15/2022
(g)
150 152
Cedar Fair LP
5.25%, 07/15/2029 650 590
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 96
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 857
5.50%, 05/01/2025
(g)
605 613
Churchill Downs Inc
4.75%, 01/15/2028
(g)
905 919
5.50%, 04/01/2027
(g)
660 683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
4.88%, 06/01/2023 $ 11,200 $ 9,390
8.75%, 05/01/2025
(g)
2,575 2,659
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
400 362
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(g)
475 442
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
80 89
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
310 259
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
50 50
International Game Technology PLC
5.25%, 01/15/2029
(g)
625 619
6.25%, 02/15/2022
(g)
586 600
6.25%, 01/15/2027
(g)
975 1,036
6.50%, 02/15/2025
(g)
660 706
Jacobs Entertainment Inc
7.88%, 02/01/2024
(g)
310 304
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
495 465
6.38%, 02/01/2024
(g)
435 418
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g)
4,190 3,851
4.88%, 11/01/2024
(g)
650 626
5.63%, 03/15/2026
(g)
3,439 3,284
6.50%, 05/15/2027
(g)
11,275 12,064
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
565 520
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(g)
1,025 953
Motion Bondco DAC
6.63%, 11/15/2027
(g),(h)
598 513
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
250 256
Powdr Corp
6.00%, 08/01/2025
(g)
240 242
Scientific Games International Inc
5.00%, 10/15/2025
(g)
765 768
7.00%, 05/15/2028
(g)
575 571
8.25%, 03/15/2026
(g)
900 913
SeaWorld Parks & Entertainment Inc
9.50%, 08/01/2025
(g)
585 614
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,341 1,246
5.50%, 04/15/2027
(g),(h)
375 349
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
95 101
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
5,325 5,059
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(g)
630 666
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 509
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
635 603
3.88%, 07/15/2030
(g)
430 433
5.50%, 04/15/2026
(g)
21 22
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
585 560
7.75%, 04/15/2025
(g)
485 510
$ 77,107

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 1.00%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
$ 440 $ 460
5.13%, 07/15/2029
(g)
300 326
Covanta Holding Corp
5.00%, 09/01/2030 6,940 7,061
5.88%, 07/01/2025 6,342 6,557
6.00%, 01/01/2027 5,173 5,387
GFL Environmental Inc
4.25%, 06/01/2025
(g)
405 413
5.13%, 12/15/2026
(g)
615 646
7.00%, 06/01/2026
(g)
2,862 2,984
8.50%, 05/01/2027
(g)
4,285 4,671
Harsco Corp
5.75%, 07/31/2027
(g)
595 609
Stericycle Inc
5.38%, 07/15/2024
(g)
190 198
Tervita Corp
7.63%, 12/01/2021
(g)
525 504
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
431 435
$ 30,251
Food - 2.60%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(g)
445 452
3.50%, 03/15/2029
(g)
790 766
4.63%, 01/15/2027
(g)
1,155 1,191
4.88%, 02/15/2030
(g)
800 850
5.75%, 03/15/2025 784 808
5.88%, 02/15/2028
(g)
612 647
7.50%, 03/15/2026
(g)
725 803
B&G Foods Inc
5.25%, 04/01/2025 589 607
5.25%, 09/15/2027 575 595
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
3,575 3,587
7.50%, 04/15/2025
(g)
755 775
Clearwater Seafoods Inc
6.88%, 05/01/2025
(g)
190 197
Dole Food Co Inc
7.25%, 06/15/2025
(g)
656 656
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(g)
375 359
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
743 711
Ingles Markets Inc
5.75%, 06/15/2023 42 42
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
1,465 1,506
6.75%, 02/15/2028
(g)
1,455 1,600
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
1,020 1,109
6.50%, 04/15/2029
(g)
1,145 1,287
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
780 839
Kraft Heinz Foods Co
3.00%, 06/01/2026 1,815 1,844
3.75%, 04/01/2030
(g)
1,280 1,345
3.88%, 05/15/2027
(g)
1,065 1,127
3.95%, 07/15/2025 1,334 1,443
4.00%, 06/15/2023 540 572
4.25%, 03/01/2031
(g)
765 830
4.38%, 06/01/2046 2,845 2,920
4.63%, 01/30/2029 1,355 1,512
4.63%, 10/01/2039
(g)
825 885
4.88%, 10/01/2049
(g)
1,750 1,850
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
5.00%, 07/15/2035 $ 1,265 $ 1,458
5.00%, 06/04/2042 2,203 2,421
5.20%, 07/15/2045 1,505 1,667
5.50%, 06/01/2050
(g)
630 718
6.50%, 02/09/2040 370 470
6.75%, 03/15/2032 305 401
6.88%, 01/26/2039 1,110 1,485
7.13%, 08/01/2039
(g)
1,050 1,416
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 862
4.88%, 11/01/2026
(g)
1,235 1,283
Pilgrim's Pride Corp
5.75%, 03/15/2025
(g)
1,420 1,454
5.88%, 09/30/2027
(g)
1,074 1,135
Post Holdings Inc
4.63%, 04/15/2030
(g)
1,445 1,485
5.00%, 08/15/2026
(g)
7,013 7,272
5.50%, 12/15/2029
(g)
665 719
5.63%, 01/15/2028
(g)
1,730 1,825
5.75%, 03/01/2027
(g)
2,289 2,398
Safeway Inc
7.25%, 02/01/2031 200 226
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 1,059
Simmons Foods Inc
5.75%, 11/01/2024
(g)
600 593
7.75%, 01/15/2024
(g)
195 203
TreeHouse Foods Inc
4.00%, 09/01/2028 720 721
6.00%, 02/15/2024
(g)
1,600 1,630
US Foods Inc
5.88%, 06/15/2024
(g)
635 633
6.25%, 04/15/2025
(g)
10,900 11,391
$ 78,640
Food Service - 0.66%
Aramark Services Inc
4.75%, 06/01/2026 580 576
5.00%, 04/01/2025
(g)
550 558
5.00%, 02/01/2028
(g)
3,625 3,657
6.38%, 05/01/2025
(g)
14,335 15,036
$ 19,827
Forest Products & Paper - 0.10%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
545 548
Mercer International Inc
5.50%, 01/15/2026 703 666
6.50%, 02/01/2024 1,275 1,281
7.38%, 01/15/2025 450 458
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 181
$ 3,134
Gas - 0.06%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 247 264
5.63%, 05/20/2024 536 570
5.75%, 05/20/2027 421 461
5.88%, 08/20/2026 533 584
$ 1,879
Hand & Machine Tools - 0.13%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g)
3,315 3,062
Colfax Corp
6.00%, 02/15/2024
(g)
140 146
6.38%, 02/15/2026
(g)
317 334

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
195
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools (continued)
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
$ 375 $ 350
$ 3,892
Healthcare - Products - 0.11%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
1,250 1,295
Hill-Rom Holdings Inc
5.00%, 02/15/2025
(g)
202 207
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(g)
930 972
Teleflex Inc
4.63%, 11/15/2027 565 596
4.88%, 06/01/2026 320 333
$ 3,403
Healthcare - Services - 6.31%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,430 4,564
5.50%, 07/01/2028
(g)
3,800 3,952
5.63%, 02/15/2023 522 524
6.50%, 03/01/2024 429 439
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
1,000 1,060
Air Methods Corp
8.00%, 05/15/2025
(g),(h)
470 343
Catalent Pharma Solutions Inc
4.88%, 01/15/2026
(g)
339 346
5.00%, 07/15/2027
(g)
570 594
Centene Corp
3.38%, 02/15/2030 2,260 2,348
4.25%, 12/15/2027 2,300 2,421
4.63%, 12/15/2029 3,300 3,593
4.75%, 01/15/2025 1,000 1,027
4.75%, 01/15/2025 500 514
5.38%, 06/01/2026
(g)
2,450 2,578
5.38%, 08/15/2026
(g)
400 423
Charles River Laboratories International Inc
4.25%, 05/01/2028
(g)
900 940
5.50%, 04/01/2026
(g)
480 502
CHS/Community Health Systems Inc
6.25%, 03/31/2023 2,158 2,139
6.63%, 02/15/2025
(g)
950 926
6.88%, 02/01/2022 188 170
8.00%, 03/15/2026
(g)
374 375
8.00%, 12/15/2027
(g)
525 517
8.13%, 06/30/2024
(g)
1,040 799
8.63%, 01/15/2024
(g)
855 868
9.88%, 06/30/2023
(g),(j)
2,000 1,670
DaVita Inc
3.75%, 02/15/2031
(g)
11,275 10,838
4.63%, 06/01/2030
(g)
1,415 1,439
Encompass Health Corp
4.50%, 02/01/2028 3,630 3,718
4.63%, 04/01/2031 3,528 3,634
4.75%, 02/01/2030 570 594
5.13%, 03/15/2023 250 252
5.75%, 11/01/2024 25 25
5.75%, 09/15/2025 2,642 2,728
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
14,950 7,027
HCA Inc
3.50%, 09/01/2030 2,000 2,045
5.38%, 02/01/2025 2,682 2,970
5.38%, 09/01/2026 300 337
5.63%, 09/01/2028 1,105 1,286
5.88%, 05/01/2023 978 1,064
5.88%, 02/15/2026 1,210 1,367
5.88%, 02/01/2029 810 953
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc   (continued)
7.50%, 11/06/2033 $ 413 $ 558
7.50%, 11/15/2095 500 635
7.69%, 06/15/2025 225 268
IQVIA Inc
5.00%, 10/15/2026
(g)
1,062 1,101
5.00%, 05/15/2027
(g)
900 943
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
3,660 3,622
6.75%, 04/15/2025
(g)
485 513
Magellan Health Inc
4.90%, 09/22/2024 325 342
MEDNAX Inc
5.25%, 12/01/2023
(g)
576 580
6.25%, 01/15/2027
(g)
810 836
Molina Healthcare Inc
4.88%, 06/15/2025
(g)
483 493
5.38%, 11/15/2022 775 805
One Call Corp
8.25%, PIK 11.50%, 07/01/2024
(g),(j),(k)
58,703 58,703
Radiology Partners Inc
9.25%, 02/01/2028
(g)
7,190 7,664
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,832
Select Medical Corp
6.25%, 08/15/2026
(g)
500 527
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g),(h)
6,119 6,028
10.00%, 04/15/2027
(g)
680 726
Tenet Healthcare Corp
4.63%, 07/15/2024 3,775 3,839
4.63%, 09/01/2024
(g)
2,170 2,222
4.63%, 06/15/2028
(g)
4,000 4,055
4.88%, 01/01/2026
(g)
8,042 8,158
5.13%, 05/01/2025 1,120 1,108
5.13%, 11/01/2027
(g)
1,833 1,888
6.13%, 10/01/2028
(g)
2,820 2,735
6.25%, 02/01/2027
(g)
1,295 1,345
6.75%, 06/15/2023 1,368 1,443
6.88%, 11/15/2031 285 285
7.50%, 04/01/2025
(g)
570 614
US Renal Care Inc
10.63%, 07/15/2027
(g)
414 441
West Street Merger Sub Inc
6.38%, 09/01/2025
(g)
2,661 2,700
$ 190,918
Holding Companies - Diversified - 0.05%
Stena AB
7.00%, 02/01/2024
(g),(h)
425 404
Stena International SA
5.75%, 03/01/2024
(g),(h)
285 275
6.13%, 02/01/2025
(g)
285 268
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(g)
488 463
$ 1,410
Home Builders - 0.95%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(g)
900 904
6.75%, 08/01/2025
(g)
190 196
Beazer Homes USA Inc
5.88%, 10/15/2027 245 249
6.75%, 03/15/2025 151 155
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
4.88%, 02/15/2030
(g)
405 385

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Brookfield Residential Properties Inc / Brookfield
Residential US Corp   (continued)
6.25%, 09/15/2027
(g)
$ 485 $ 497
6.38%, 05/15/2025
(g)
591 594
Century Communities Inc
5.88%, 07/15/2025 711 732
6.75%, 06/01/2027 400 426
Forestar Group Inc
8.00%, 04/15/2024
(g)
360 374
KB Home
4.80%, 11/15/2029 144 155
7.00%, 12/15/2021 375 390
7.50%, 09/15/2022 474 518
7.63%, 05/15/2023 30 33
Lennar Corp
4.13%, 01/15/2022 580 594
4.50%, 04/30/2024 490 528
4.75%, 11/15/2022 1,200 1,261
4.75%, 05/30/2025 485 532
4.75%, 11/29/2027 500 572
4.88%, 12/15/2023 600 650
5.00%, 06/15/2027 457 522
5.25%, 06/01/2026 232 263
5.38%, 10/01/2022
(h)
73 78
5.88%, 11/15/2024 1,307 1,469
6.25%, 12/15/2021 752 771
M/I Homes Inc
4.95%, 02/01/2028 181 187
5.63%, 08/01/2025 231 237
Mattamy Group Corp
4.63%, 03/01/2030
(g)
485 492
5.25%, 12/15/2027
(g)
405 428
MDC Holdings Inc
5.50%, 01/15/2024 883 945
6.00%, 01/15/2043 400 500
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,357
7.00%, 04/01/2022 830 883
New Home Co Inc/The
7.25%, 04/01/2022 900 913
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
525 554
PulteGroup Inc
5.00%, 01/15/2027 450 515
5.50%, 03/01/2026 560 647
6.00%, 02/15/2035 212 263
6.38%, 05/15/2033 320 408
7.88%, 06/15/2032 179 253
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(g)
365 369
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
405 440
5.75%, 01/15/2028
(g)
355 394
6.63%, 07/15/2027
(g)
90 97
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
670 709
5.88%, 04/15/2023
(g)
566 599
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 340
4.35%, 02/15/2028 740 808
4.38%, 04/15/2023 811 849
4.88%, 03/15/2027 345 391
5.63%, 01/15/2024 383 418
5.88%, 02/15/2022 430 447
TRI Pointe Group Inc
5.25%, 06/01/2027 795 855
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 $ 376 $ 407
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
240 254
$ 28,807
Home Furnishings - 0.02%
Tempur Sealy International Inc
5.50%, 06/15/2026 533 554
Housewares - 0.20%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
505 533
Newell Brands Inc
4.00%, 06/15/2022 200 205
4.00%, 12/01/2024 200 208
4.35%, 04/01/2023 1,125 1,174
4.70%, 04/01/2026 1,550 1,651
4.88%, 06/01/2025 400 433
5.50%, 04/01/2046 697 823
5.87%, 04/01/2036 375 439
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 500 531
5.25%, 12/15/2026 187 199
$ 6,196
Insurance - 2.60%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(g)
20,022 20,057
8.13%, 02/15/2024
(g)
13,045 13,642
10.13%, 08/01/2026
(g)
497 550
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
7,875 7,816
6.75%, 10/15/2027
(g)
824 865
AmWINS Group Inc
7.75%, 07/01/2026
(g)
645 688
Assurant Inc
7.00%, 03/27/2048
(l)
315 343
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(g)
17,614 18,099
Genworth Holdings Inc
4.80%, 02/15/2024 383 350
4.90%, 08/15/2023 625 578
6.50%, 06/15/2034 150 141
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
1,910 2,039
HUB International Ltd
7.00%, 05/01/2026
(g)
9,057 9,284
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
505 619
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 822
5.75%, 08/15/2023 432 460
Radian Group Inc
4.50%, 10/01/2024 1,353 1,373
4.88%, 03/15/2027 470 481
USI Inc/NY
6.88%, 05/01/2025
(g)
532 541
$ 78,748
Internet - 1.09%
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
1,665 1,652
5.63%, 09/15/2028
(g)
3,869 3,908
Cogent Communications Group Inc
5.38%, 03/01/2022
(g)
575 585
EIG Investors Corp
10.88%, 02/01/2024 280 291

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
197
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Getty Images Inc
9.75%, 03/01/2027
(g)
$ 250 $ 252
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(g)
695 728
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
621 646
Match Group Holdings II LLC
4.13%, 08/01/2030
(g)
945 965
5.00%, 12/15/2027
(g)
670 697
5.63%, 02/15/2029
(g)
695 749
Netflix Inc
3.63%, 06/15/2025
(g)
875 909
4.38%, 11/15/2026 1,856 2,015
4.88%, 04/15/2028 1,926 2,166
4.88%, 06/15/2030
(g)
800 913
5.38%, 11/15/2029
(g)
699 819
5.50%, 02/15/2022 540 567
5.75%, 03/01/2024 1,125 1,245
5.88%, 02/15/2025 725 820
5.88%, 11/15/2028 2,600 3,106
6.38%, 05/15/2029 1,000 1,225
NortonLifeLock Inc
3.95%, 06/15/2022 250 256
5.00%, 04/15/2025
(g)
1,092 1,112
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(g)
885 823
TripAdvisor Inc
7.00%, 07/15/2025
(g)
405 421
Twitter Inc
3.88%, 12/15/2027
(g)
565 593
Uber Technologies Inc
7.50%, 05/15/2025
(g)
990 1,041
7.50%, 09/15/2027
(g)
945 988
8.00%, 11/01/2026
(g)
1,793 1,889
VeriSign Inc
4.75%, 07/15/2027 1,035 1,097
5.25%, 04/01/2025 395 443
$ 32,921
Investment Companies - 0.19%
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(g)
265 278
FS Energy and Power Fund
7.50%, 08/15/2023
(g)
155 138
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 495 504
5.25%, 05/15/2027 770 797
6.25%, 02/01/2022 1,000 1,002
6.25%, 05/15/2026 1,200 1,245
6.38%, 12/15/2025 1,225 1,256
6.75%, 02/01/2024 585 597
$ 5,817
Iron & Steel - 1.75%
Allegheny Technologies Inc
5.88%, 12/01/2027
(h)
2,775 2,612
7.88%, 08/15/2023 2,183 2,204
ArcelorMittal SA
3.60%, 07/16/2024 890 926
4.25%, 07/16/2029 465 490
4.55%, 03/11/2026 915 985
7.00%, 03/01/2041 570 687
7.25%, 10/15/2039 773 945
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
13,530 14,173
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
6,090 6,272
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Carpenter Technology Corp
6.38%, 07/15/2028 $ 325 $ 341
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
1,380 1,373
5.75%, 03/01/2025 375 362
5.88%, 06/01/2027 566 550
6.25%, 10/01/2040 300 255
6.75%, 03/15/2026
(g)
6,025 6,326
9.88%, 10/17/2025
(g)
1,100 1,258
Commercial Metals Co
4.88%, 05/15/2023 766 799
5.38%, 07/15/2027 154 161
5.75%, 04/15/2026 53 55
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g)
295 292
Mineral Resources Ltd
8.13%, 05/01/2027
(g)
1,075 1,172
Specialty Steel
10.68%, 11/15/2022
(e),(f),(i),(j)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026 537 410
6.88%, 08/15/2025
(h)
614 487
12.00%, 06/01/2025
(g)
990 1,099
$ 52,914
Leisure Products & Services - 0.75%
Carlson Travel Inc
9.50%, PIK 0.00%, 12/15/2026
(g),(h),(j),(k)
12,676 6,845
Carnival Corp
9.88%, 08/01/2027
(g)
1,035 1,076
10.50%, 02/01/2026
(g)
625 677
11.50%, 04/01/2023
(g)
3,270 3,592
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(h)
315 260
LTF Merger Sub Inc
8.50%, 06/15/2023
(g)
100 91
NCL Corp Ltd
3.63%, 12/15/2024
(g)
455 314
10.25%, 02/01/2026
(g)
605 623
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 395 288
5.25%, 11/15/2022 1,175 1,049
7.50%, 10/15/2027
(h)
565 491
9.13%, 06/15/2023
(g)
1,350 1,406
10.88%, 06/01/2023
(g)
765 834
11.50%, 06/01/2025
(g)
2,065 2,362
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(g)
680 684
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
900 702
13.00%, 05/15/2025
(g)
700 793
Vista Outdoor Inc
5.88%, 10/01/2023 125 126
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 472
$ 22,685
Lodging - 1.77%
Boyd Gaming Corp
4.75%, 12/01/2027 825 802
6.00%, 08/15/2026 5,725 5,866
6.38%, 04/01/2026 5,710 5,925
8.63%, 06/01/2025
(g)
500 547
Diamond Resorts International Inc
7.75%, 09/01/2023
(g)
550 516
10.75%, 09/01/2024
(g)
935 848
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 92 91
4.88%, 01/15/2030 1,510 1,553
5.13%, 05/01/2026 1,000 1,012

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
198
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Domestic Operating Co Inc   (continued)
5.38%, 05/01/2025
(g)
$ 153 $ 158
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 380
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 1,188 1,199
4.88%, 04/01/2027 1,520 1,538
Marriott Ownership Resorts Inc
6.13%, 09/15/2025
(g)
405 422
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 901
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(g)
845 814
5.75%, 07/21/2028
(g)
405 404
MGM China Holdings Ltd
5.25%, 06/18/2025
(g)
405 407
5.38%, 05/15/2024
(g)
730 730
5.88%, 05/15/2026
(g)
730 737
MGM Resorts International
4.63%, 09/01/2026 200 197
4.75%, 10/15/2028 1,475 1,442
5.50%, 04/15/2027 533 538
5.75%, 06/15/2025 1,198 1,245
6.00%, 03/15/2023 1,045 1,084
6.75%, 05/01/2025 800 842
7.75%, 03/15/2022 831 873
Station Casinos LLC
4.50%, 02/15/2028
(g)
625 592
5.00%, 10/01/2025
(g)
13,063 12,998
Studio City Finance Ltd
6.00%, 07/15/2025
(g)
405 405
6.50%, 01/15/2028
(g)
405 399
Wyndham Destinations Inc
3.90%, 03/01/2023 82 80
4.25%, 03/01/2022 440 441
5.65%, 04/01/2024 266 272
6.00%, 04/01/2027 280 288
6.63%, 07/31/2026
(g)
525 559
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
720 716
5.38%, 04/15/2026
(g)
465 471
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g)
645 615
5.25%, 05/15/2027
(g)
875 814
5.50%, 03/01/2025
(g)
1,420 1,360
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
425 408
5.13%, 12/15/2029
(g)
810 750
5.50%, 01/15/2026
(g)
750 728
5.50%, 10/01/2027
(g)
565 530
$ 53,497
Machinery - Construction & Mining - 0.13%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
1,592 1,608
5.38%, 07/15/2026
(g)
1,006 1,043
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
225 231
Terex Corp
5.63%, 02/01/2025
(g)
998 1,013
$ 3,895
Machinery - Diversified - 0.72%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(g)
201 204
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
416 400
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Husky III Holding Ltd
13.00%, PIK 0.00%, 02/15/2025
(g),(j),(k)
$ 100 $ 106
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
5,945 5,469
Mueller Water Products Inc
5.50%, 06/15/2026
(g)
2,524 2,607
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
1,242 1,267
SPX FLOW Inc
5.88%, 08/15/2026
(g)
3,010 3,137
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,063 1,136
Tennant Co
5.63%, 05/01/2025 239 248
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
5,646 5,632
Vertical Holdco GmbH
7.63%, 07/15/2028
(g)
360 374
Vertical US Newco Inc
5.25%, 07/15/2027
(g)
1,260 1,297
$ 21,877
Media - 6.71%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,000 970
7.50%, 05/15/2026
(g)
2,181 2,276
AMC Networks Inc
4.75%, 08/01/2025 582 580
5.00%, 04/01/2024 5,198 5,223
Belo Corp
7.25%, 09/15/2027 170 187
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
405 409
4.25%, 02/01/2031
(g)
2,425 2,485
4.50%, 08/15/2030
(g)
3,170 3,294
4.50%, 05/01/2032
(g)
5,185 5,360
4.75%, 03/01/2030
(g)
6,170 6,490
5.00%, 02/01/2028
(g)
5,900 6,198
5.13%, 05/01/2027
(g)
2,969 3,117
5.38%, 05/01/2025
(g)
411 422
5.38%, 06/01/2029
(g)
1,305 1,413
5.50%, 05/01/2026
(g)
1,280 1,331
5.75%, 02/15/2026
(g)
10,237 10,612
5.88%, 05/01/2027
(g)
1,380 1,440
Cengage Learning Inc
9.50%, 06/15/2024
(g)
718 580
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 1,421 1,230
CSC Holdings LLC
3.38%, 02/15/2031
(g)
750 721
4.13%, 12/01/2030
(g)
825 839
4.63%, 12/01/2030
(g)
13,700 13,700
5.25%, 06/01/2024 1,136 1,213
5.38%, 02/01/2028
(g)
1,100 1,169
5.50%, 05/15/2026
(g)
2,223 2,313
5.50%, 04/15/2027
(g)
1,056 1,113
5.75%, 01/15/2030
(g)
2,676 2,861
5.88%, 09/15/2022 523 552
6.50%, 02/01/2029
(g)
1,770 1,964
6.75%, 11/15/2021 804 840
7.50%, 04/01/2028
(g)
5,620 6,153
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
500 465
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
2,615 1,528
6.63%, 08/15/2027
(g),(h)
16,800 6,706

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.00%, 03/15/2023 $ 1,779 $ 1,792
5.88%, 07/15/2022 2,555 2,632
5.88%, 11/15/2024 1,579 1,588
7.38%, 07/01/2028 750 756
7.75%, 07/01/2026 1,181 1,252
Entercom Media Corp
6.50%, 05/01/2027
(g)
345 300
7.25%, 11/01/2024
(g)
322 270
EW Scripps Co/The
5.13%, 05/15/2025
(g)
142 135
Gray Television Inc
5.88%, 07/15/2026
(g)
400 416
7.00%, 05/15/2027
(g)
735 793
Houghton Mifflin Harcourt Publishers Inc
9.00%, 02/15/2025
(g)
245 238
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
405 387
5.25%, 08/15/2027
(g)
390 385
6.38%, 05/01/2026 775 807
8.38%, 05/01/2027 1,145 1,111
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
1,100 1,169
Liberty Interactive LLC
8.25%, 02/01/2030 435 471
8.50%, 07/15/2029 175 189
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(g)
500 375
Meredith Corp
6.88%, 02/01/2026 1,020 845
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(g)
8,450 8,544
5.63%, 07/15/2027
(g)
12,250 12,771
Quebecor Media Inc
5.75%, 01/15/2023 685 735
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
200 201
6.50%, 09/15/2028
(g)
800 825
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
375 365
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
278 261
5.63%, 08/01/2024
(g)
184 184
5.88%, 03/15/2026
(g)
270 266
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
768 774
4.13%, 07/01/2030
(g)
1,550 1,593
4.63%, 07/15/2024
(g)
1,150 1,186
5.00%, 08/01/2027
(g)
1,761 1,844
5.38%, 07/15/2026
(g)
9,660 10,061
5.50%, 07/01/2029
(g)
1,388 1,511
SportsNet New York
10.25%, 01/15/2025
(e),(f),(i)
4,130 4,089
TEGNA Inc
4.63%, 03/15/2028
(g)
750 740
4.75%, 03/15/2026
(g)
200 205
5.00%, 09/15/2029 1,575 1,595
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
800 840
Townsquare Media Inc
6.50%, 04/01/2023
(g)
1,000 930
Univision Communications Inc
5.13%, 02/15/2025
(g)
1,229 1,207
6.63%, 06/01/2027
(g)
1,225 1,239
UPC Holding BV
5.50%, 01/15/2028
(g)
430 444
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Urban One Inc
7.38%, 04/15/2022
(g)
$ 2,540 $ 2,362
ViacomCBS Inc
5.87%, 02/28/2057
(l)
218 220
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(l)
352 383
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 1,700 1,781
5.13%, 04/15/2027
(g)
664 702
5.38%, 06/15/2024
(g)
617 671
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
6,976 6,941
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
525 533
5.50%, 08/15/2026
(g)
9,020 9,384
5.50%, 05/15/2029
(g)
1,215 1,298
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
405 404
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
4,705 4,834
6.00%, 01/15/2027
(g)
2,600 2,697
Ziggo BV
4.88%, 01/15/2030
(g)
565 586
5.50%, 01/15/2027
(g)
6,010 6,236
$ 203,107
Metal Fabrication & Hardware - 0.22%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,000 5,232
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
640 646
Hillman Group Inc/The
6.38%, 07/15/2022
(g)
898 887
$ 6,765
Mining - 2.36%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(g)
605 637
6.13%, 05/15/2028
(g)
430 462
6.75%, 09/30/2024
(g)
393 405
7.00%, 09/30/2026
(g)
580 610
Arconic Corp
6.00%, 05/15/2025
(g)
565 598
6.13%, 02/15/2028
(g)
12,872 13,563
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(g)
1,000 1,055
Century Aluminum Co
12.00%, 07/01/2025
(g)
6,980 7,312
Coeur Mining Inc
5.88%, 06/01/2024 78 78
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,279
6.75%, 12/01/2027
(g)
353 383
Constellium SE
5.63%, 06/15/2028
(g)
1,650 1,719
5.75%, 05/15/2024
(g)
466 472
5.88%, 02/15/2026
(g)
500 505
6.63%, 03/01/2025
(g)
3,087 3,133
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(g)
325 211
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
485 519
4.75%, 05/15/2022
(g)
593 607
5.13%, 03/15/2023
(g)
300 313
5.13%, 05/15/2024
(g)
1,242 1,329
Freeport-McMoRan Inc
3.55%, 03/01/2022 430 436
3.88%, 03/15/2023 525 542
4.13%, 03/01/2028 250 255

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
4.25%, 03/01/2030 $ 485 $ 510
4.38%, 08/01/2028 525 548
4.55%, 11/14/2024 590 634
4.63%, 08/01/2030 685 731
5.00%, 09/01/2027 200 209
5.25%, 09/01/2029
(h)
485 524
5.40%, 11/14/2034 605 693
5.45%, 03/15/2043 1,510 1,718
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
4,063 4,354
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 457
Kaiser Aluminum Corp
6.50%, 05/01/2025
(g)
2,325 2,464
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(g)
15,820 158
Novelis Corp
4.75%, 01/30/2030
(g)
9,300 9,431
5.88%, 09/30/2026
(g)
7,205 7,434
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g)
335 348
Real Alloy Holding Inc
0.00%, PIK 11.00%, 11/30/2023
(d),(e),(f),(i),(j),(k)
4,697 4,697
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
100 96
$ 71,429
Miscellaneous Manufacturers - 0.31%
Amsted Industries Inc
5.63%, 07/01/2027
(g)
495 520
Bombardier Inc
5.75%, 03/15/2022
(g)
300 285
6.00%, 10/15/2022
(g)
890 791
6.13%, 01/15/2023
(g)
782 675
7.45%, 05/01/2034
(g)
200 142
7.50%, 12/01/2024
(g)
400 302
7.50%, 03/15/2025
(g)
1,123 817
7.88%, 04/15/2027
(g)
1,455 1,060
8.75%, 12/01/2021
(g)
780 776
FXI Holdings Inc
7.88%, 11/01/2024
(g)
543 508
12.25%, 11/15/2026
(g)
693 724
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 704
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,369
Koppers Inc
6.00%, 02/15/2025
(g)
399 408
LSB Industries Inc
9.63%, 05/01/2023
(g),(h)
345 337
$ 9,418
Office & Business Equipment - 0.16%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 1,090 1,089
4.13%, 05/01/2025 300 312
4.25%, 04/01/2028 485 501
5.50%, 12/01/2024 920 1,017
Pitney Bowes Inc
4.63%, 03/15/2024
(h)
351 341
5.95%, 04/01/2023 250 249
Xerox Corp
3.80%, 05/15/2024 215 221
4.38%, 03/15/2023 715 744
4.80%, 03/01/2035 180 171
6.75%, 12/15/2039 280 294
$ 4,939
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 6.14%
Aker BP ASA
5.88%, 03/31/2025
(g)
$ 365 $ 377
Antero Resources Corp
5.00%, 03/01/2025 450 333
5.13%, 12/01/2022 581 538
5.38%, 11/01/2021 1 1
Apache Corp
4.25%, 01/15/2030 755 667
4.38%, 10/15/2028 423 387
4.63%, 11/15/2025 376 357
4.75%, 04/15/2043 954 844
4.88%, 11/15/2027 2,910 2,731
5.10%, 09/01/2040 1,570 1,441
5.25%, 02/01/2042 660 604
5.35%, 07/01/2049 580 505
6.00%, 01/15/2037 735 695
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 796
10.00%, 04/01/2022
(g)
964 964
Athabasca Oil Corp
9.88%, 02/24/2022
(g)
361 122
Baytex Energy Corp
5.63%, 06/01/2024
(g)
438 242
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01/15/2022 280 277
7.75%, 04/15/2023
(h)
365 350
11.00%, 04/15/2025
(g)
440 426
Cenovus Energy Inc
3.80%, 09/15/2023 1,600 1,625
4.25%, 04/15/2027 1,245 1,267
5.25%, 06/15/2037 800 783
5.38%, 07/15/2025 8,685 9,157
5.40%, 06/15/2047 855 844
6.75%, 11/15/2039 1,325 1,473
CNX Resources Corp
7.25%, 03/14/2027
(g)
525 554
Comstock Resources Inc
7.50%, 05/15/2025
(g)
625 620
9.75%, 08/15/2026 850 896
9.75%, 08/15/2026 685 722
Continental Resources Inc/OK
3.80%, 06/01/2024 1,300 1,211
4.38%, 01/15/2028 825 742
4.50%, 04/15/2023 1,000 951
4.90%, 06/01/2044 550 455
5.00%, 09/15/2022 1,081 1,065
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
859 845
CVR Energy Inc
5.25%, 02/15/2025
(g)
385 280
5.75%, 02/15/2028
(g)
300 205
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
757 761
5.75%, 01/30/2028
(g)
2,735 2,837
6.63%, 07/15/2025
(g)
485 503
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(g)
2,180 1,608
Ensign Drilling Inc
9.25%, 04/15/2024
(g)
620 214
EQT Corp
3.00%, 10/01/2022 1,500 1,498
3.90%, 10/01/2027 1,116 1,072
7.88%, 02/01/2025 1,000 1,112
8.75%, 02/01/2030 725 901

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Gulfport Energy Corp
6.00%, 10/15/2024 $ 655 $ 357
6.38%, 05/15/2025 540 300
6.38%, 01/15/2026 440 241
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(g)
5,381 4,974
6.25%, 11/01/2028
(g)
385 353
Indigo Natural Resources LLC
6.88%, 02/15/2026
(g)
325 319
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(g)
325 283
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,660 6,860
Laredo Petroleum Inc
10.13%, 01/15/2028 300 130
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
285 271
Matador Resources Co
5.88%, 09/15/2026 1,050 845
MEG Energy Corp
6.50%, 01/15/2025
(g)
2,637 2,564
7.00%, 03/31/2024
(g)
648 616
7.13%, 02/01/2027
(g)
8,680 7,809
Montage Resources Corp
8.88%, 07/15/2023 375 381
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
709 353
10.50%, 05/15/2027
(g),(h)
500 257
Murphy Oil Corp
4.95%, 12/01/2022 11 11
5.75%, 08/15/2025 31 25
6.37%, 12/01/2042 245 183
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
480 192
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
800 696
Newfield Exploration Co
5.38%, 01/01/2026 745 700
5.63%, 07/01/2024 970 938
5.75%, 01/30/2022 710 715
Occidental Petroleum Corp
2.70%, 08/15/2022 14,601 13,503
2.70%, 02/15/2023 2,332 2,087
2.90%, 08/15/2024 6,685 5,564
3.00%, 02/15/2027 8,570 6,470
3.13%, 02/15/2022 1,410 1,340
3.20%, 08/15/2026 3,425 2,645
3.40%, 04/15/2026 7,315 5,722
3.50%, 06/15/2025 560 452
3.50%, 08/15/2029 4,725 3,408
4.20%, 03/15/2048 1,410 916
4.30%, 08/15/2039 1,000 680
4.40%, 04/15/2046 1,925 1,294
4.40%, 08/15/2049 95 64
4.50%, 07/15/2044 1,090 744
4.63%, 06/15/2045 560 378
5.55%, 03/15/2026 200 174
6.20%, 03/15/2040 555 451
6.45%, 09/15/2036 4,275 3,463
6.60%, 03/15/2046 825 683
6.63%, 09/01/2030 3,125 2,738
6.95%, 07/01/2024 435 411
7.50%, 05/01/2031 1,005 917
7.88%, 09/15/2031 545 496
7.95%, 06/15/2039 740 681
8.88%, 07/15/2030 2,755 2,696
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ovintiv Inc
3.90%, 11/15/2021 $ 660 $ 662
5.15%, 11/15/2041 460 365
6.50%, 08/15/2034 795 747
6.50%, 02/01/2038 605 553
6.63%, 08/15/2037 585 540
7.20%, 11/01/2031 480 476
7.38%, 11/01/2031 590 594
8.13%, 09/15/2030 440 457
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(g)
225 182
Parkland Corp/Canada
5.88%, 07/15/2027
(g)
305 315
6.00%, 04/01/2026
(g)
245 253
Parsley Energy LLC / Parsley Finance Corp
4.13%, 02/15/2028
(g)
570 593
5.25%, 08/15/2025
(g)
630 649
5.38%, 01/15/2025
(g)
473 484
5.63%, 10/15/2027
(g)
1,415 1,505
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 331
5.15%, 11/15/2029 1,255 943
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028
(g)
1,000 385
7.25%, 06/15/2025 495 205
9.25%, 05/15/2025
(g)
725 643
PDC Energy Inc
5.75%, 05/15/2026 8,385 7,903
6.13%, 09/15/2024 495 481
Precision Drilling Corp
5.25%, 11/15/2024 213 138
7.13%, 01/15/2026
(g)
250 157
Puma International Financing SA
5.00%, 01/24/2026
(g)
530 436
5.13%, 10/06/2024
(g)
400 337
QEP Resources Inc
5.25%, 05/01/2023 232 184
5.38%, 10/01/2022 350 308
5.63%, 03/01/2026 375 238
Range Resources Corp
4.88%, 05/15/2025 550 510
5.00%, 03/15/2023 465 451
9.25%, 02/01/2026
(g)
650 689
Seven Generations Energy Ltd
5.38%, 09/30/2025
(g)
810 771
6.75%, 05/01/2023
(g)
125 125
SM Energy Co
6.75%, 09/15/2026 375 144
10.00%, 01/15/2025
(g)
342 326
Southwestern Energy Co
6.45%, 01/23/2025 685 686
7.50%, 04/01/2026 235 239
7.75%, 10/01/2027
(h)
90 93
8.38%, 09/15/2028 600 627
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(g)
700 719
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 574 578
5.50%, 02/15/2026 3,100 3,106
5.88%, 03/15/2028 8,316 8,628
6.00%, 04/15/2027 3,450 3,566
Teine Energy Ltd
6.88%, 09/30/2022
(g)
255 254
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
535 326
Transocean Inc
7.25%, 11/01/2025
(g)
6,650 2,195

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
$ 441 $ 389
Vantage Drilling International
9.25%, 11/15/2023
(g)
400 214
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
179 147
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(g),(h)
425 315
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
405 413
W&T Offshore Inc
9.75%, 11/01/2023
(g)
445 289
WPX Energy Inc
4.50%, 01/15/2030 750 720
5.25%, 09/15/2024 207 214
5.25%, 10/15/2027 1,900 1,906
5.75%, 06/01/2026 850 873
$ 185,785
Oil & Gas Services - 0.18%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
110 106
6.88%, 04/01/2027
(g)
435 426
CGG Holding US Inc
9.00%, 05/01/2023
(g)
444 435
ChampionX Corp
6.38%, 05/01/2026 500 477
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 463
FTS International Inc
6.25%, 05/01/2022 325 91
Oceaneering International Inc
4.65%, 11/15/2024 113 92
6.00%, 02/01/2028 225 166
Telford Offshore Ltd
12.00%, PIK 12.00%, 12/31/2049
(j),(k),(m)
320 74
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
360 328
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
534 470
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 793
6.88%, 09/01/2027 270 271
Weatherford International Ltd
11.00%, 12/01/2024
(g),(h)
1,595 944
Welltec A/S
9.50%, 12/01/2022
(g)
335 295
$ 5,431
Packaging & Containers - 2.73%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g),(j),(k)
1,150 1,169
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
980 1,000
5.25%, 04/30/2025
(g)
780 816
5.25%, 08/15/2027
(g)
450 462
5.25%, 08/15/2027
(g)
810 831
6.00%, 02/15/2025
(g)
636 658
Ball Corp
2.88%, 08/15/2030 1,705 1,686
4.00%, 11/15/2023 830 877
4.88%, 03/15/2026 1,140 1,268
5.00%, 03/15/2022 983 1,024
5.25%, 07/01/2025 246 278
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Berry Global Inc
4.50%, 02/15/2026
(g)
$ 8,840 $ 8,958
4.88%, 07/15/2026
(g)
5,985 6,260
5.63%, 07/15/2027
(g)
3,400 3,557
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,071
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 335
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 625 648
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 805
7.88%, 07/15/2026
(g)
560 566
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
410 428
Graphic Packaging International LLC
4.88%, 11/15/2022 363 376
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
2,440 2,483
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(g)
695 729
10.50%, 07/15/2027
(g)
770 828
Matthews International Corp
5.25%, 12/01/2025
(g)
255 242
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
1,179 1,179
7.25%, 04/15/2025
(g)
1,280 1,235
OI European Group BV
4.00%, 03/15/2023
(g)
178 179
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(g)
205 214
5.88%, 08/15/2023
(g)
608 640
6.38%, 08/15/2025
(g)
83 91
Pactiv LLC
7.95%, 12/15/2025 435 481
8.38%, 04/15/2027 830 913
Plastipak Holdings Inc
6.25%, 10/15/2025
(g)
6,257 6,265
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027
(g)
750 759
Sealed Air Corp
4.88%, 12/01/2022
(g)
320 337
5.13%, 12/01/2024
(g)
80 87
5.25%, 04/01/2023
(g)
385 407
5.50%, 09/15/2025
(g)
672 752
6.88%, 07/15/2033
(g)
355 458
Silgan Holdings Inc
4.13%, 02/01/2028 3,090 3,210
Trident TPI Holdings Inc
6.63%, 11/01/2025
(g)
9,030 8,962
9.25%, 08/01/2024
(g)
3,150 3,315
TriMas Corp
4.88%, 10/15/2025
(g)
950 965
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
13,281 13,911
8.50%, 08/15/2027
(g)
680 728
$ 82,443
Pharmaceuticals - 1.03%
AdaptHealth LLC
6.13%, 08/01/2028
(g)
285 296
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
1,280 1,400
9.25%, 04/01/2026
(g)
1,720 1,896

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
$ 4,553 $ 4,500
5.25%, 01/30/2030
(g)
3,857 3,809
5.50%, 03/01/2023
(g)
212 212
5.50%, 11/01/2025
(g)
1,910 1,962
5.75%, 08/15/2027
(g)
400 429
5.88%, 05/15/2023
(g)
44 44
6.13%, 04/15/2025
(g)
2,440 2,505
6.25%, 02/15/2029
(g)
1,225 1,263
7.00%, 03/15/2024
(g)
352 365
7.00%, 01/15/2028
(g)
4,100 4,335
7.25%, 05/30/2029
(g)
930 1,000
9.00%, 12/15/2025
(g)
1,470 1,606
Elanco Animal Health Inc
5.02%, 08/28/2023 400 433
5.90%, 08/28/2028 1,135 1,321
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10/15/2024
(g)
325 325
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
1,000 1,055
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(g)
318 327
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
875 931
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
1,125 1,193
$ 31,207
Pipelines - 3.42%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(g)
815 880
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(g)
345 335
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,241 6,772
5.75%, 03/01/2027
(g)
700 629
5.75%, 01/15/2028
(g)
1,625 1,446
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(g)
320 311
6.63%, 07/15/2026
(g)
200 179
Buckeye Partners LP
4.13%, 03/01/2025
(g)
2,475 2,345
4.13%, 12/01/2027 560 526
4.15%, 07/01/2023 495 487
4.35%, 10/15/2024 295 286
4.50%, 03/01/2028
(g)
3,725 3,539
5.60%, 10/15/2044 1,227 1,058
5.85%, 11/15/2043 395 350
6.37%, 01/22/2078
(l)
665 426
3 Month USD LIBOR + 4.02%
Cheniere Energy Partners LP
4.50%, 10/01/2029 3,409 3,476
5.25%, 10/01/2025 1,321 1,344
5.63%, 10/01/2026 1,375 1,412
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
305 310
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
368 322
5.75%, 04/01/2025 424 388
6.25%, 04/01/2023 565 548
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DCP Midstream Operating LP
3.88%, 03/15/2023 $ 458 $ 456
4.75%, 09/30/2021
(g)
381 383
4.95%, 04/01/2022 298 302
5.13%, 05/15/2029 450 448
5.38%, 07/15/2025 275 289
5.85%, 05/21/2043
(g),(l)
475 353
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
170 164
6.75%, 09/15/2037
(g)
315 299
8.13%, 08/16/2030 220 251
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 594
EnLink Midstream LLC
5.38%, 06/01/2029 110 94
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 473
4.40%, 04/01/2024 450 408
4.85%, 07/15/2026 480 410
5.05%, 04/01/2045 250 157
EQM Midstream Partners LP
4.00%, 08/01/2024 460 445
4.13%, 12/01/2026 828 781
4.75%, 07/15/2023 995 990
5.50%, 07/15/2028 923 935
6.50%, 07/01/2027
(g)
2,225 2,334
6.50%, 07/15/2048 935 888
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 575
6.00%, 05/15/2023 355 323
6.25%, 05/15/2026 360 288
6.50%, 10/01/2025 701 582
7.75%, 02/01/2028 890 739
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(g),(h)
3,700 3,813
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
2,950 2,928
Hess Midstream Operations LP
5.13%, 06/15/2028
(g)
445 443
5.63%, 02/15/2026
(g)
1,286 1,286
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
4,485 4,250
New Fortress Energy Inc
6.75%, 09/15/2025
(g)
6,765 6,976
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,076 538
7.50%, 11/01/2023 479 258
7.50%, 04/15/2026 85 44
NuStar Logistics LP
4.75%, 02/01/2022 150 150
5.63%, 04/28/2027 7,090 6,948
5.75%, 10/01/2025 665 670
6.00%, 06/01/2026 305 301
6.38%, 10/01/2030 1,450 1,459
Rattler Midstream LP
5.63%, 07/15/2025
(g)
605 622
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
400 399
4.80%, 05/15/2030
(g)
2,825 2,656
4.95%, 07/15/2029
(g)
849 827
6.88%, 04/15/2040
(g)
500 512
7.50%, 07/15/2038
(g)
250 262
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 506

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(g)
$ 280 $ 266
5.50%, 09/15/2024
(g)
440 423
5.50%, 01/15/2028
(g)
872 801
7.50%, 10/01/2025
(g)
385 389
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 966 966
4.88%, 02/01/2031
(g)
3,700 3,611
5.00%, 01/15/2028 535 528
5.13%, 02/01/2025 2,410 2,416
5.25%, 05/01/2023 405 405
5.38%, 02/01/2027 94 94
5.50%, 03/01/2030
(g)
7,140 7,177
5.88%, 04/15/2026 725 740
6.50%, 07/15/2027 785 822
6.88%, 01/15/2029 550 590
Western Midstream Operating LP
3.95%, 06/01/2025 730 683
4.10%, 02/01/2025 1,350 1,272
4.50%, 03/01/2028 758 701
4.65%, 07/01/2026 735 706
4.75%, 08/15/2028 720 673
5.05%, 02/01/2030 1,315 1,247
5.45%, 04/01/2044 885 752
6.25%, 02/01/2050 1,199 1,101
$ 103,541
Real Estate - 0.29%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
525 558
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,236 1,236
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
361 365
Howard Hughes Corp/The
5.38%, 03/15/2025
(g)
1,250 1,252
5.38%, 08/01/2028
(g)
910 919
Hunt Cos Inc
6.25%, 02/15/2026
(g)
1,170 1,123
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,525 1,472
Newmark Group Inc
6.13%, 11/15/2023 310 328
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g)
845 842
WeWork Cos Inc
7.88%, 05/01/2025
(g)
890 564
$ 8,659
REITs - 2.52%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
806 669
CoreCivic Inc
4.63%, 05/01/2023 3,263 2,986
5.00%, 10/15/2022 6,475 6,200
Diversified Healthcare Trust
4.75%, 05/01/2024 170 162
4.75%, 02/15/2028 340 302
6.75%, 12/15/2021 199 202
9.75%, 06/15/2025 800 880
EPR Properties
3.75%, 08/15/2029 845 720
4.50%, 04/01/2025 650 596
4.50%, 06/01/2027 775 695
4.75%, 12/15/2026 780 708
4.95%, 04/15/2028 735 660
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
EPR Properties   (continued)
5.25%, 07/15/2023 $ 600 $ 583
ESH Hospitality Inc
4.63%, 10/01/2027
(g)
3,325 3,258
5.25%, 05/01/2025
(g)
7,454 7,454
FelCor Lodging LP
6.00%, 06/01/2025 100 98
GEO Group Inc/The
5.13%, 04/01/2023 640 515
5.88%, 01/15/2022 700 647
5.88%, 10/15/2024 195 135
6.00%, 04/15/2026 300 195
Iron Mountain Inc
4.50%, 02/15/2031
(g)
900 896
4.88%, 09/15/2027
(g)
1,886 1,921
4.88%, 09/15/2029
(g)
600 606
5.25%, 03/15/2028
(g)
830 851
5.25%, 07/15/2030
(g)
2,060 2,114
5.63%, 07/15/2032
(g)
1,075 1,111
iStar Inc
4.75%, 10/01/2024 1,000 955
5.50%, 02/15/2026 647 613
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(g)
668 649
5.25%, 10/01/2025
(g)
294 268
Mack-Cali Realty LP
3.15%, 05/15/2023 320 293
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 923
4.63%, 06/15/2025
(g)
645 657
5.63%, 05/01/2024 830 874
5.75%, 02/01/2027 605 653
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 835 874
5.00%, 10/15/2027 1,130 1,182
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(g)
365 358
7.50%, 06/01/2025
(g)
525 549
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 4,626 4,275
SBA Communications Corp
3.88%, 02/15/2027
(g)
1,850 1,880
4.00%, 10/01/2022 1,682 1,697
Service Properties Trust
3.95%, 01/15/2028 715 561
4.35%, 10/01/2024 1,025 907
4.38%, 02/15/2030 720 587
4.50%, 06/15/2023 750 722
4.50%, 03/15/2025 645 555
4.65%, 03/15/2024 640 575
4.75%, 10/01/2026 740 633
4.95%, 02/15/2027 700 588
4.95%, 10/01/2029 740 607
5.00%, 08/15/2022 745 736
5.25%, 02/15/2026 650 566
7.50%, 09/15/2025 1,000 1,048
Starwood Property Trust Inc
4.75%, 03/15/2025 406 394
5.00%, 12/15/2021 715 711
5.50%, 11/01/2023
(g),(n)
1,700 1,685
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g)
190 182
7.88%, 02/15/2025
(g)
1,499 1,590

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(g)
$ 412 $ 417
8.25%, 10/15/2023 685 675
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
550 552
3.75%, 02/15/2027
(g)
2,975 2,982
4.13%, 08/15/2030
(g)
3,650 3,696
4.25%, 12/01/2026
(g)
1,950 1,983
4.63%, 12/01/2029
(g)
750 779
Washington Prime Group LP
6.45%, 08/15/2024
(h)
580 300
XHR LP
6.38%, 08/15/2025
(g)
415 412
$ 76,307
Retail - 3.08%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(g)
605 610
4.00%, 10/15/2030
(g)
14,560 14,469
4.25%, 05/15/2024
(g)
1,363 1,391
4.38%, 01/15/2028
(g)
2,555 2,587
5.00%, 10/15/2025
(g)
1,126 1,155
5.75%, 04/15/2025
(g)
375 400
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(g)
115 108
Asbury Automotive Group Inc
4.75%, 03/01/2030
(g)
78 81
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(g)
1,305 1,280
Bed Bath & Beyond Inc
3.75%, 08/01/2024 90 87
4.92%, 08/01/2034 91 76
5.17%, 08/01/2044 441 359
Brinker International Inc
3.88%, 05/15/2023 180 175
5.00%, 10/01/2024
(g)
235 235
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
5.63%, 10/01/2025
(g)
415 409
5.88%, 10/01/2028
(g)
500 494
Conn's Inc
7.25%, 07/15/2022 285 270
eG Global Finance PLC
6.75%, 02/07/2025
(g)
605 593
8.50%, 10/30/2025
(g)
515 527
Ferrellgas LP / Ferrellgas Finance Corp
6.75%, 01/15/2022
(h)
450 409
6.75%, 06/15/2023
(h)
385 348
FirstCash Inc
4.63%, 09/01/2028
(g)
715 726
GameStop Corp
10.00%, 03/15/2023
(g)
175 173
Gap Inc/The
8.38%, 05/15/2023
(g)
405 452
8.63%, 05/15/2025
(g)
605 664
8.88%, 05/15/2027
(g)
810 926
Golden Nugget Inc
6.75%, 10/15/2024
(g)
681 577
8.75%, 10/01/2025
(g),(h)
530 435
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,070 1,071
Guitar Center Inc
9.50%, 10/15/2021
(g),(h)
535 464
IRB Holding Corp
6.75%, 02/15/2026
(g)
160 160
7.00%, 06/15/2025
(g)
5,980 6,373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
$ 717 $ 742
5.25%, 06/01/2026
(g)
800 827
L Brands Inc
5.25%, 02/01/2028 90 89
5.63%, 02/15/2022 1,305 1,347
6.63%, 10/01/2030
(g)
560 588
6.75%, 07/01/2036 450 455
6.88%, 07/01/2025
(g)
710 761
6.88%, 11/01/2035 744 755
6.95%, 03/01/2033
(h)
320 294
7.50%, 06/15/2029 358 383
7.60%, 07/15/2037 53 50
Macy's Inc
8.38%, 06/15/2025
(g)
1,085 1,133
Macy's Retail Holdings LLC
2.88%, 02/15/2023 1,333 1,100
3.63%, 06/01/2024
(h)
420 322
3.88%, 01/15/2022 380 355
4.30%, 02/15/2043
(h)
265 143
4.38%, 09/01/2023 175 142
4.50%, 12/15/2034 385 212
5.13%, 01/15/2042 265 148
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 209
Michaels Stores Inc
8.00%, 07/15/2027
(g)
400 412
Murphy Oil USA Inc
4.75%, 09/15/2029 500 524
5.63%, 05/01/2027 695 730
Nordstrom Inc
4.00%, 10/15/2021 590 588
4.00%, 03/15/2027 515 432
4.38%, 04/01/2030 640 494
5.00%, 01/15/2044 1,030 730
6.95%, 03/15/2028 450 423
Penske Automotive Group Inc
5.50%, 05/15/2026 786 811
PetSmart Inc
5.88%, 06/01/2025
(g)
859 878
7.13%, 03/15/2023
(g)
1,535 1,537
8.88%, 06/01/2025
(g)
650 665
PriSo Acquisition Corp
9.00%, 05/15/2023
(g)
136 134
QVC Inc
4.38%, 03/15/2023 1,015 1,052
4.38%, 09/01/2028 400 400
4.45%, 02/15/2025 920 941
4.75%, 02/15/2027 900 918
4.85%, 04/01/2024 910 949
5.45%, 08/15/2034 850 839
5.95%, 03/15/2043 810 778
Rite Aid Corp
7.50%, 07/01/2025
(g)
165 165
8.00%, 11/15/2026
(g)
685 687
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 315 312
Sonic Automotive Inc
6.13%, 03/15/2027 801 827
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
3,740 3,815
SRS Distribution Inc
8.25%, 07/01/2026
(g),(h)
5,410 5,707
Staples Inc
7.50%, 04/15/2026
(g)
1,615 1,510
10.75%, 04/15/2027
(g)
830 660

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 $ 403 $ 407
5.88%, 03/01/2027 523 539
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
6,390 6,549
Yum! Brands Inc
3.63%, 03/15/2031 6,200 6,084
3.75%, 11/01/2021 295 298
3.88%, 11/01/2023 275 286
4.75%, 01/15/2030
(g)
800 860
5.35%, 11/01/2043 208 226
6.88%, 11/15/2037 300 365
7.75%, 04/01/2025
(g)
1,275 1,401
$ 93,075
Semiconductors - 0.17%
Advanced Micro Devices Inc
7.50%, 08/15/2022 250 277
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 535
ams AG
7.00%, 07/31/2025
(g)
365 386
Entegris Inc
4.63%, 02/10/2026
(g)
431 443
Microchip Technology Inc
4.25%, 09/01/2025
(g)
1,590 1,651
Qorvo Inc
4.38%, 10/15/2029 860 922
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
868 898
$ 5,112
Software - 2.73%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,200 3,376
Ascend Learning LLC
6.88%, 08/01/2025
(g)
3,343 3,397
6.88%, 08/01/2025
(g)
4,750 4,899
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
4,300 4,353
Blackboard Inc
10.38%, 11/15/2024
(g)
365 369
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
485 520
BY Crown Parent LLC / BY Bond Finance Inc
4.25%, 01/31/2026
(g)
605 613
Camelot Finance SA
4.50%, 11/01/2026
(g)
3,905 4,061
Castle US Holding Corp
9.50%, 02/15/2028
(g)
100 95
CDK Global Inc
4.88%, 06/01/2027 984 1,020
5.00%, 10/15/2024 266 290
5.25%, 05/15/2029
(g)
580 622
5.88%, 06/15/2026 1,445 1,505
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
19,222 19,214
Donnelley Financial Solutions Inc
8.25%, 10/15/2024
(h)
1,440 1,508
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(g)
339 363
10.25%, 02/15/2027
(g)
360 403
Fair Isaac Corp
4.00%, 06/15/2028
(g)
170 176
5.25%, 05/15/2026
(g)
1,140 1,265
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(g)
404 426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(g)
$ 90 $ 98
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
6.00%, 07/15/2025
(g)
744 779
Logan Merger Sub Inc
5.50%, 09/01/2027
(g)
2,090 2,119
MSCI Inc
3.63%, 09/01/2030
(g)
300 308
3.88%, 02/15/2031
(g)
810 847
4.00%, 11/15/2029
(g)
825 861
4.75%, 08/01/2026
(g)
565 587
5.38%, 05/15/2027
(g)
650 694
Nuance Communications Inc
5.63%, 12/15/2026 430 452
Open Text Corp
3.88%, 02/15/2028
(g)
1,795 1,823
5.88%, 06/01/2026
(g)
1,584 1,647
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,785 1,852
PTC Inc
4.00%, 02/15/2028
(g)
381 394
Rackspace Technology Global Inc
8.63%, 11/15/2024
(g)
705 734
Riverbed Technology Inc
8.88%, 03/01/2023
(g)
300 204
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(g)
2,060 2,139
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
15,920 16,920
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(g)
350 348
7.50%, 09/01/2025
(g)
750 761
10.50%, 02/01/2024
(g)
714 662
$ 82,704
Storage & Warehousing - 0.01%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
325 324
Telecommunications - 6.47%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,450 1,396
10.50%, 05/15/2027
(g)
1,000 1,103
Altice France SA/France
5.13%, 01/15/2029
(g)
355 354
5.50%, 01/15/2028
(g)
1,100 1,114
7.38%, 05/01/2026
(g)
10,831 11,304
8.13%, 02/01/2027
(g)
1,415 1,539
Avaya Inc
6.13%, 09/15/2028
(g)
750 770
C&W Senior Financing DAC
6.88%, 09/15/2027
(g)
797 839
7.50%, 10/15/2026
(g)
620 653
CenturyLink Inc
4.00%, 02/15/2027
(g)
850 869
5.13%, 12/15/2026
(g)
950 971
5.63%, 04/01/2025 345 362
5.80%, 03/15/2022 1,005 1,045
6.75%, 12/01/2023 455 495
6.88%, 01/15/2028 202 224
7.50%, 04/01/2024 770 850
7.60%, 09/15/2039 395 444
7.65%, 03/15/2042 380 425
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
919 951
8.00%, 10/15/2025
(g)
640 678
CommScope Inc
5.50%, 03/01/2024
(g)
1,660 1,697
6.00%, 03/01/2026
(g)
10,020 10,396
7.13%, 07/01/2028
(g)
425 427

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
207
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc   (continued)
8.25%, 03/01/2027
(g)
$ 3,520 $ 3,643
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
5,390 5,030
6.00%, 06/15/2025
(g)
9,810 9,725
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
9,462 9,530
Consolidated Communications Inc
6.50%, 10/01/2022 275 275
6.50%, 10/01/2028
(g)
4,715 4,845
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 127
Embarq Corp
8.00%, 06/01/2036 1,067 1,251
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g)
740 779
GTT Communications Inc
7.88%, 12/31/2024
(g)
17,840 8,920
Hughes Satellite Systems Corp
5.25%, 08/01/2026 559 599
6.63%, 08/01/2026 715 774
Intrado Corp
8.50%, 10/15/2025
(g)
1,405 1,265
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(l)
405 424
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
4.25%, 07/01/2028
(g)
975 980
4.63%, 09/15/2027
(g)
825 842
5.25%, 03/15/2026 1,680 1,734
5.38%, 01/15/2024 685 690
Ligado Networks LLC
0.00%, PIK 15.50%, 11/01/2023
(d),(g),(j),(k)
2,370 2,243
Metropolitan Light Co Ltd
5.50%, 11/21/2022
(g)
500 514
Nokia Oyj
3.38%, 06/12/2022 160 163
4.38%, 06/12/2027 495 532
6.63%, 05/15/2039 416 522
ORBCOMM Inc
8.00%, 04/01/2024
(g)
403 409
Plantronics Inc
5.50%, 05/31/2023
(g)
432 416
QualityTech LP / QTS Finance Corp
3.88%, 10/01/2028
(g)
1,375 1,378
4.75%, 11/15/2025
(g)
500 518
Qwest Corp
6.75%, 12/01/2021 500 525
Sprint Capital Corp
6.88%, 11/15/2028 1,987 2,514
8.75%, 03/15/2032 1,588 2,376
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,371
11.50%, 11/15/2021 459 501
Sprint Corp
7.13%, 06/15/2024 7,208 8,290
7.63%, 02/15/2025 1,764 2,082
7.63%, 03/01/2026 1,125 1,369
7.88%, 09/15/2023 3,040 3,466
Switch Ltd
3.75%, 09/15/2028
(g)
3,675 3,680
Telecom Italia Capital SA
6.00%, 09/30/2034 809 941
6.38%, 11/15/2033 805 952
7.20%, 07/18/2036 807 1,018
7.72%, 06/04/2038 550 745
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
$ 1,210 $ 1,309
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 765 790
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
93 95
6.50%, 10/15/2027
(g)
445 443
T-Mobile USA Inc
4.00%, 04/15/2022 142 146
4.50%, 02/01/2026 1,250 1,281
4.75%, 02/01/2028 1,320 1,414
5.13%, 04/15/2025 130 133
5.38%, 04/15/2027 731 780
6.00%, 03/01/2023 1,400 1,400
6.00%, 04/15/2024 1,807 1,839
6.50%, 01/15/2026 1,662 1,732
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(g)
190 175
United States Cellular Corp
6.70%, 12/15/2033 300 395
VEON Holdings BV
4.00%, 04/09/2025
(g)
810 845
ViaSat Inc
5.63%, 09/15/2025
(g)
20,076 20,196
5.63%, 04/15/2027
(g)
4,575 4,793
6.50%, 07/15/2028
(g)
835 863
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
2,815 2,815
Vodafone Group PLC
7.00%, 04/04/2079
(l)
2,050 2,433
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,415 1,366
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
16,325 16,023
6.13%, 03/01/2028
(g)
6,550 6,607
$ 195,737
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 995
5.45%, 11/01/2041 810 813
5.88%, 12/15/2027
(g)
550 598
6.20%, 10/01/2040 150 157
6.75%, 12/31/2025
(g)
1,080 1,136
$ 3,699
Transportation - 0.15%
Altera Infrastructure LP/Teekay Offshore Finance
Corp
8.50%, 07/15/2023
(g)
830 701
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
405 412
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g),(h)
322 322
Teekay Corp
9.25%, 11/15/2022
(g)
250 240
XPO CNW Inc
6.70%, 05/01/2034 237 264
XPO Logistics Inc
6.25%, 05/01/2025
(g)
910 967
6.50%, 06/15/2022
(g)
497 499
6.75%, 08/15/2024
(g)
970 1,026
$ 4,431
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 354
3 Month USD LIBOR + 4.30%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing (continued)
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(g)
$ 360 $ 355
6.75%, 03/15/2022
(g)
1,150 1,141
9.75%, 08/01/2027
(g)
325 346
$ 2,196
TOTAL BONDS $ 2,544,357
SENIOR FLOATING RATE INTERESTS
- 11.36%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.06%
Clarios Global LP
3.71%, 04/30/2026
(o)
$ 2,909 $ 2,821
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(o)
13,518 12,504
3 Month USD LIBOR + 8.25%
Truck Hero Inc
9.25%, 05/16/2025
(o)
17,352 16,657
3 Month USD LIBOR + 8.25%
$ 31,982
Chemicals - 0.13%
Aruba Investments Holdings LLC
0.00%, 10/27/2028
(o),(p)
4,040 4,005
1 Month USD LIBOR + 7.75%
Commercial Services - 1.07%
KUEHG Corp
4.75%, 02/21/2025
(o)
2,079 1,887
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(o)
12,738 11,273
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/06/2025
(o)
2,079 1,892
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 5,449
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.90%, 09/27/2024
(o)
4,816 4,613
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
2,962 2,915
1 Month USD LIBOR + 3.25%
Revint Intermediate II LLC
5.75%, 10/08/2027
(o)
4,450 4,291
1 Month USD LIBOR + 5.00%
$ 32,320
Computers - 0.13%
Flexential Intermediate Corp
7.50%, 07/24/2025
(o)
6,725 4,040
3 Month USD LIBOR + 7.25%
Cosmetics & Personal Care - 0.42%
Wellness Merger Sub Inc
9.75%, 06/27/2025
(o)
13,700 12,570
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.00%, 09/01/2023
(o)
2,297 2,110
3 Month USD LIBOR + 6.00%
8.50%, 08/30/2024
(o)
1,504 1,270
3 Month USD LIBOR + 7.50%
$ 3,380
Electronics - 0.41%
Deliver Buyer Inc
5.22%, 05/01/2024
(o)
12,605 12,472
3 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.22%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
$ 4,899 $ 4,550
3 Month USD LIBOR + 4.25%
USIC Holdings Inc
4.25%, 12/08/2023
(o)
2,175 2,137
3 Month USD LIBOR + 3.25%
$ 6,687
Entertainment - 0.81%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
13,420 12,138
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(o)
3,764 3,410
3 Month USD LIBOR + 2.50%
Playtika Holding Corp
7.00%, 12/03/2024
(o)
9,036 9,030
1 Month USD LIBOR + 6.00%
$ 24,578
Environmental Control - 0.18%
Packers Holdings LLC
4.00%, 12/04/2024
(o)
5,403 5,307
3 Month USD LIBOR + 3.25%
Healthcare - Services - 1.15%
ATI Holdings Acquisition Inc
3.93%, 05/10/2023
(o)
3,116 2,917
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
6.50%, 03/16/2025
(o)
6,940 6,454
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 16,305
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
3,949 3,798
3 Month USD LIBOR + 3.75%
Sound Inpatient Physicians Holdings LLC
6.90%, 06/26/2026
(o)
5,425 5,259
3 Month USD LIBOR + 6.75%
$ 34,733
Insurance - 1.53%
Asurion LLC
6.65%, 08/04/2025
(o)
21,795 21,795
3 Month USD LIBOR + 6.50%
6.65%, 08/04/2025
(o)
24,429 24,429
3 Month USD LIBOR + 6.50%
Internet - 0.65%
CNT Holdings
0.00%, 12/16/2028
(o),(p)
3,650 3,654
MH Sub I LLC
7.65%, 09/15/2025
(o)
16,119 16,019
3 Month USD LIBOR + 7.50%
$ 19,673
Investment Companies - 0.24%
Masergy Holdings Inc
8.50%, 12/16/2024
(o)
5,393 5,204
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(o)
2,580 2,206
3 Month USD LIBOR + 7.50%
$ 7,410
Lodging - 0.18%
Caesars Resort Collection LLC
4.65%, 07/ 20/2025
(o)
5,650 5,465
1 Month USD LIBOR + 4.50%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
209
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.64%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(o)
$ 16,681 $ 16,488
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
5.47%, 09/30/2026
(o)
2,959 2,767
1 Month USD LIBOR + 5.25%
$ 19,255
Miscellaneous Manufacturers - 0.11%
UTEX Industries Inc
0.00%, 05/22/2021
(d),(o)
10,615 3,142
3 Month USD LIBOR + 4.00%
0.00%, 05/22/2022
(d),(o)
20,650 248
1 Month USD LIBOR + 7.25%
$ 3,390
Pharmaceuticals - 0.66%
Change Healthcare Holdings LLC
3.57%, 03/01/2024
(o)
1,806 1,761
1 Month USD LIBOR + 2.50%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/14/2023
(k),(o)
5,567 4,620
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
9.75%, 06/29/2024
(o)
11,090 11,014
3 Month USD LIBOR + 8.75%
PetVet Care Centers LLC
5.25%, 02/14/2025
(o)
2,244 2,236
1 Month USD LIBOR + 4.25%
Southern Veterinary Partners LLC
0.00%, 10/02/2028
(o),(p)
500 497
1 Month USD LIBOR + 7.75%
$ 20,128
REITs - 0.10%
CoreCivic Inc
5.50%, 12/12/2024
(o)
3,056 2,990
1 Month USD LIBOR + 4.50%
Software - 1.56%
Applied Systems Inc
8.00%, 09/19/2025
(o)
4,450 4,472
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
0.00%, 07/12/2024
(o),(p)
1,700 1,681
1 Month USD LIBOR + 3.75%
4.00%, 07/12/2024
(o)
8,014 7,826
3 Month USD LIBOR + 3.00%
Greeneden US Holdings II LLC
0.00%, 10/08/2027
(o),(p)
9,225 9,069
1 Month USD LIBOR + 4.00%
3.40%, 12/01/2023
(o)
5,366 5,322
3 Month USD LIBOR + 3.25%
Informatica LLC
7.13%, 02/14/2025
(o)
6,972 7,059
Skillsoft
7.88%, 04/27/2025
(o)
3,235 3,197
3 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 09/23/2027
(o)
5,300 5,208
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc/The
7.50%, 05/03/2027
(o)
3,175 3,222
1 Month USD LIBOR + 6.75%
$ 47,056
TOTAL SENIOR FLOATING RATE INTERESTS $ 343,665
Total Investments $ 3,040,376
Other Assets and Liabilities -  (0.50)% (15,200)
TOTAL NET ASSETS - 100.00% $ 3,025,176
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,871 or 0.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $24,611 or
0.81% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,724,232 or 57.00% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 18.27%
Consumer, Non-cyclical 16.51%
Communications 15.31%
Financial 13.50%
Industrial 10.32%
Energy 10.07%
Technology 5.57%
Basic Materials 5.30%
Money Market Funds 4.80%
Utilities 0.80%
Diversified 0.05%
Other Assets and Liabilities
(0.50)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2020
See accompanying notes.
210
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 150,593 $ 2,124,445 $ 2,129,870 $ 145,168
$ 150,593 $ 2,124,445 $ 2,129,870 $ 145,168
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 735 $ — $ — $ —
$ 735 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-06/30/2020 4,697 4,697 0.16%
Specialty Steel   10.68%, 11/15/2022 11/15/2017 8,680 8,680 0.29%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,089 0.14%
Total $ 17,466 0.59%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 11/20/2020 $ 6,512 EUR 5,500 $ 105 $ —
Bank of New York Mellon 11/20/2020 EUR 322 $ 378 — (3)
Total $ 105 $ (3)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.35 N/A 5.00% Quarterly 12/20/2025 $ 32,000 $ 1,573 $ (474) $ 1,099
Total $ 1,573 $ (474) $ 1,099
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $32,000.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
211
INVESTMENT COMPANIES - 3 .08 % Shares Held Value (000's)
Money Market Funds - 3 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
10,449 $ 10
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
91,814,720 91,815
$ 91,825
TOTAL INVESTMENT COMPANIES $ 91,825
COMMON STOCKS - 0 .19 % Shares Held Value (000's)
Energy - Alternate Sources - 0 .00%
Ogden Corp
(d),(e),(f)
5,000,000 $ —
Oil & Gas - 0 .15%
EP Energy Corp
(d)
161,700 4,527
Mesquite Energy Inc
(d),(e),(f)
15,341 60
$ 4,587
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 1,236
TOTAL COMMON STOCKS $ 5,823
BONDS - 90 .86%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .04%
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
$ 8,250 $ 7,978
5.38%, 05/01/2026
(g)
5,200 5,252
SSL Robotics LLC
9.75%, 12/31/2023
(g)
10,570 11,755
TransDigm Inc
5.50%, 11/15/2027 5,945 5,804
6.25%, 03/15/2026
(g)
12,880 13,427
7.50%, 03/15/2027 3,875 4,003
8.00%, 12/15/2025
(g)
1,065 1,153
Triumph Group Inc
7.75%, 08/15/2025 11,980 7,727
8.88%, 06/01/2024
(g)
3,680 3,907
$ 61,006
Airlines - 0 .71%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,558 1,003
Delta Air Lines Inc
7.00%, 05/01/2025
(g)
4,540 4,955
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
6,210 6,348
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(g)
4,910 5,112
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,838 3,882
$ 21,300
Automobile Manufacturers - 3 .18%
Ford Motor Co
8.50%, 04/21/2023 13,895 15,337
9.00%, 04/22/2025 15,580 18,359
9.63%, 04/22/2030 1,225 1,644
Ford Motor Credit Co LLC
4.14%, 02/15/2023 14,373 14,481
4.39%, 01/08/2026 5,025 5,063
4.54%, 08/01/2026 9,495 9,661
5.13%, 06/16/2025 5,430 5,660
Navistar International Corp
6.63%, 11/01/2025
(g)
19,843 20,517
9.50%, 05/01/2025
(g)
3,875 4,294
$ 95,016
Automobile Parts & Equipment - 0 .95%
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(h)
5,530 5,604
6.25%, 03/15/2026 3,480 3,488
6.88%, 07/01/2028 4,470 4,542
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc
5.38%, 11/15/2027 $ 9,100 $ 9,396
5.63%, 06/15/2028 5,040 5,290
$ 28,320
Banks - 2 .91%
Barclays PLC
4.84%, 05/09/2028 2,865 3,129
5.09%, 06/20/2030
(i)
6,395 7,284
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(i),(j),(k)
9,830 10,135
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12/31/2049
(h),(i),(j)
10,154 10,002
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 12/31/2049
(i),(j)
10,165 9,943
United States Secured Overnight Financing
Rate + 3.23%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
7,350 7,130
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 12/31/2049
(i),(j),(k)
7,955 7,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 12/31/2049
(i),(j)
22,005 21,697
United States Secured Overnight Financing
Rate + 3.13%
Popular Inc
6.13%, 09/14/2023 9,720 10,404
$ 86,804
Building Materials - 2 .20%
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
4,065 4,289
6.75%, 06/01/2027
(g)
6,205 6,655
Cemex SAB de CV
5.20%, 09/17/2030
(g)
6,275 6,629
7.38%, 06/05/2027
(g)
4,250 4,681
Griffon Corp
5.75%, 03/01/2028 12,075 12,588
Norbord Inc
5.75%, 07/15/2027
(g)
8,250 8,663
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f),(g),(l)
13,080 13,080
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
8,710 8,971
$ 65,556
Chemicals - 2 .19%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
15,278 15,354
CF Industries Inc
4.95%, 06/01/2043 5,555 6,659
5.15%, 03/15/2034 6,510 7,625
5.38%, 03/15/2044 1,985 2,437
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
13,785 12,751
6.88%, 06/15/2025
(g)
10,285 9,565
Element Solutions Inc
3.88%, 09/01/2028
(g)
6,520 6,438
Valvoline Inc
4.38%, 08/15/2025 4,315 4,439
$ 65,268
Commercial Services - 3 .04%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
17,324 11,131

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Brink's Co/The
4.63%, 10/15/2027
(g)
$ 2,800 $ 2,857
5.50%, 07/15/2025
(g)
6,240 6,491
Garda World Security Corp
9.50%, 11/01/2027
(g)
8,886 9,486
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
3,240 3,126
6.25%, 01/15/2028
(g)
11,145 11,262
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
11,680 12,476
8.25%, 11/15/2026
(g)
4,745 5,172
Tms International Holding Corp
7.25%, 08/15/2025
(g)
11,135 10,606
United Rentals North America Inc
3.88%, 02/15/2031 12,050 12,170
4.88%, 01/15/2028 2,815 2,956
5.25%, 01/15/2030 2,595 2,812
$ 90,545
Computers - 0 .93%
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
18,975 21,608
7.13%, 06/15/2024
(g)
5,880 6,093
$ 27,701
Consumer Products - 0 .86%
Central Garden & Pet Co
4.13%, 10/15/2030 6,300 6,379
Prestige Brands Inc
5.13%, 01/15/2028
(g)
2,615 2,716
6.38%, 03/01/2024
(g)
9,095 9,300
Spectrum Brands Inc
5.00%, 10/01/2029
(g)
3,805 4,033
5.75%, 07/15/2025 3,095 3,184
$ 25,612
Distribution & Wholesale - 1 .21%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
16,585 16,834
5.88%, 05/15/2026
(g)
6,930 7,190
Avient Corp
5.75%, 05/15/2025
(g)
11,475 12,077
$ 36,101
Diversified Financial Services - 2 .87%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
11,870 9,399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05/15/2021
(g)
5,900 3,717
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
7,605 7,548
6.63%, 03/15/2026 3,410 3,538
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(m),(n)
6,974 4,672
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(g)
6,165 6,150
Navient Corp
6.63%, 07/26/2021 4,245 4,330
6.75%, 06/25/2025 5,915 6,004
6.75%, 06/15/2026 4,905 4,942
OneMain Finance Corp
5.38%, 11/15/2029 5,775 5,934
6.63%, 01/15/2028 2,730 2,985
6.88%, 03/15/2025 14,400 15,840
7.13%, 03/15/2026 3,140 3,482
8.88%, 06/01/2025 3,095 3,404
SLM Corp
4.20%, 10/29/2025 3,575 3,620
$ 85,565
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1 .38%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
$ 9,910 $ 10,418
Elwood Energy LLC
8.16%, 07/05/2026 4,617 4,871
Indiantown Cogeneration LP
9.77%, 12/15/2020 200 200
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
7,190 7,513
NRG Energy Inc
6.63%, 01/15/2027 3,460 3,642
7.25%, 05/15/2026 3,930 4,154
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
9,895 10,317
$ 41,115
Electrical Components & Equipment - 0 .81%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
8,365 8,444
4.75%, 06/15/2028
(g)
7,495 7,713
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,235 1,331
7.25%, 06/15/2028
(g)
6,165 6,751
$ 24,239
Electronics - 0 .47%
Sensata Technologies BV
5.00%, 10/01/2025
(g)
6,405 6,992
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
4,515 4,470
4.38%, 02/15/2030
(g)
2,440 2,550
$ 14,012
Engineering & Construction - 0 .67%
MasTec Inc
4.50%, 08/15/2028
(g)
15,010 15,423
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
4,395 4,451
$ 19,874
Entertainment - 4 .95%
Boyne USA Inc
7.25%, 05/01/2025
(g)
12,390 12,947
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
7,915 8,108
8.13%, 07/01/2027
(g)
16,080 16,783
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
12,290 11,672
CCM Merger Inc
6.00%, 03/15/2022
(g)
14,575 14,815
6.38%, 05/01/2026
(g),(l)
9,860 10,106
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
9,605 10,637
International Game Technology PLC
5.25%, 01/15/2029
(g)
6,590 6,524
6.25%, 01/15/2027
(g)
2,030 2,157
6.50%, 02/15/2025
(g)
7,815 8,362
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
4,890 4,597
6.38%, 02/01/2024
(g)
6,795 6,523
Motion Bondco DAC
6.63%, 11/15/2027
(g),(h)
855 734
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In
8.50%, 11/15/2027
(g)
8,390 8,727
Scientific Games International Inc
5.00%, 10/15/2025
(g)
5,495 5,516
7.25%, 11/15/2029
(g)
1,770 1,756
8.63%, 07/01/2025
(g)
7,100 7,382

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
$ 7,670 $ 7,344
7.75%, 04/15/2025
(g)
2,800 2,946
$ 147,636
Food - 4 .80%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(g)
10,000 9,701
4.63%, 01/15/2027
(g)
2,710 2,794
5.75%, 03/15/2025 2,168 2,234
5.88%, 02/15/2028
(g)
905 957
7.50%, 03/15/2026
(g)
17,225 19,085
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
4,755 4,771
Ingles Markets Inc
5.75%, 06/15/2023 6,700 6,750
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
14,775 15,189
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
665 747
Kraft Heinz Foods Co
3.75%, 04/01/2030
(g)
8,770 9,215
4.38%, 06/01/2046 25,245 25,914
Post Holdings Inc
4.63%, 04/15/2030
(g)
21,739 22,337
5.00%, 08/15/2026
(g)
7,465 7,741
TreeHouse Foods Inc
4.00%, 09/01/2028 15,845 15,865
$ 143,300
Forest Products & Paper - 0 .27%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
3,570 3,588
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 4,446
$ 8,034
Healthcare - Products - 0 .65%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
7,045 7,300
Hologic Inc
3.25%, 02/15/2029
(g)
11,945 12,005
$ 19,305
Healthcare - Services - 4 .79%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,855 5,002
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
7,155 7,584
Centene Corp
3.00%, 10/15/2030 22,040 22,888
3.38%, 02/15/2030 12,025 12,491
4.25%, 12/15/2027 9,685 10,196
5.38%, 06/01/2026
(g)
1,455 1,531
CHS/Community Health Systems Inc
6.25%, 03/31/2023 12,365 12,257
8.00%, 03/15/2026
(g)
5,515 5,537
DaVita Inc
3.75%, 02/15/2031
(g)
4,460 4,287
4.63%, 06/01/2030
(g)
10,580 10,762
HCA Inc
3.50%, 09/01/2030 24,940 25,503
5.50%, 06/15/2047 6,070 7,559
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,094
7.50%, 04/01/2025
(g)
2,930 3,156
$ 142,847
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 2 .83%
Century Communities Inc
5.88%, 07/15/2025 $ 6,775 $ 6,978
Forestar Group Inc
5.00%, 03/01/2028
(g)
8,370 8,309
8.00%, 04/15/2024
(g)
10,685 11,112
KB Home
7.63%, 05/15/2023 6,670 7,337
Lennar Corp
4.50%, 04/30/2024 4,537 4,889
4.75%, 11/15/2022 5,061 5,320
4.88%, 12/15/2023 6,661 7,216
LGI Homes Inc
6.88%, 07/15/2026
(g)
13,710 14,327
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
4,800 5,062
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
5,305 5,889
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
5,500 5,816
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
2,180 2,194
$ 84,449
Insurance - 1 .96%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(g)
8,020 8,387
AssuredPartners Inc
7.00%, 08/15/2025
(g)
6,800 6,987
Voya Financial Inc
5.65%, 05/15/2053
(i)
41,717 43,021
3 Month USD LIBOR + 3.58%
$ 58,395
Internet - 0 .62%
Netflix Inc
4.38%, 11/15/2026 14,505 15,745
5.38%, 11/15/2029
(g)
2,440 2,858
$ 18,603
Investment Companies - 0 .51%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 05/15/2026 8,515 8,834
6.38%, 12/15/2025 6,240 6,396
$ 15,230
Iron & Steel - 0 .66%
Cleveland-Cliffs Inc
6.38%, 10/15/2025
(g)
9,710 8,545
6.75%, 03/15/2026
(g)
1,125 1,181
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,928
$ 19,654
Leisure Products & Services - 0 .15%
Viking Cruises Ltd
13.00%, 05/15/2025
(g)
2,460 2,786
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
1,810 1,566
$ 4,352
Lodging - 0 .30%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(g)
3,940 4,071
5.75%, 05/01/2028
(g)
2,626 2,753
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
2,275 2,261
$ 9,085
Machinery - Diversified - 0 .45%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
13,355 13,522

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 7 .94%
Altice Financing SA
7.50%, 05/15/2026
(g)
$ 14,435 $ 15,066
AMC Networks Inc
4.75%, 08/01/2025 18,485 18,439
5.00%, 04/01/2024 2,750 2,763
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
1,850 1,896
4.50%, 08/15/2030
(g)
15,960 16,586
4.75%, 03/01/2030
(g)
17,645 18,560
5.38%, 06/01/2029
(g)
9,270 10,035
CSC Holdings LLC
4.63%, 12/01/2030
(g)
3,400 3,400
5.50%, 04/15/2027
(g)
3,195 3,367
6.50%, 02/01/2029
(g)
22,203 24,635
7.50%, 04/01/2028
(g)
2,872 3,144
DISH DBS Corp
5.88%, 11/15/2024 12,915 12,993
7.38%, 07/01/2028 6,725 6,775
7.75%, 07/01/2026 1,785 1,892
Gray Television Inc
4.75%, 10/15/2030
(g)
6,835 6,732
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
9,580 10,179
Meredith Corp
6.88%, 02/01/2026 16,710 13,848
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
2,140 2,146
6.50%, 09/15/2028
(g)
4,695 4,842
Sirius XM Radio Inc
4.13%, 07/01/2030
(g)
7,500 7,710
TEGNA Inc
4.75%, 03/15/2026
(g)
3,785 3,889
5.00%, 09/15/2029 3,840 3,888
UPC Holding BV
5.50%, 01/15/2028
(g)
21,570 22,271
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
13,915 14,437
Ziggo BV
5.50%, 01/15/2027
(g)
7,245 7,517
$ 237,010
Metal Fabrication & Hardware - 0 .42%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,810 6,079
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 6,376
$ 12,455
Mining - 3 .64%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,465 18
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
4,750 4,738
7.25%, 04/01/2023
(g)
3,185 3,201
7.50%, 04/01/2025
(g)
6,720 6,754
Freeport-McMoRan Inc
4.25%, 03/01/2030 10,955 11,510
4.63%, 08/01/2030 6,475 6,912
Hudbay Minerals Inc
6.13%, 04/01/2029
(g)
7,535 7,705
7.63%, 01/15/2025
(g)
9,985 10,350
IAMGOLD Corp
5.75%, 10/15/2028
(g)
16,495 16,508
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
3,896 4,175
New Gold Inc
7.50%, 07/15/2027
(g)
12,105 13,079
Novelis Corp
4.75%, 01/30/2030
(g)
14,310 14,512
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
$ 9,405 $ 9,052
$ 108,514
Oil & Gas - 6 .65%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
8,255 7,306
Cenovus Energy Inc
5.38%, 07/15/2025 7,890 8,319
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
11,835 —
Comstock Resources Inc
7.50%, 05/15/2025
(g)
5,775 5,733
9.75%, 08/15/2026 17,675 18,625
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
9,680 9,519
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
7,665 7,703
6.63%, 07/15/2025
(g)
5,520 5,727
EQT Corp
5.00%, 01/15/2029
(f),(l)
2,785 2,785
Laredo Petroleum Inc
10.13%, 01/15/2028 6,455 2,792
MEG Energy Corp
6.50%, 01/15/2025
(g)
6,001 5,836
7.00%, 03/31/2024
(g)
5,790 5,501
7.13%, 02/01/2027
(g)
4,035 3,630
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 21
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
14,740 3,206
6.88%, 01/15/2023 235 51
Occidental Petroleum Corp
2.70%, 08/15/2022 11,342 10,489
2.70%, 02/15/2023 2,429 2,174
2.90%, 08/15/2024 8,070 6,717
3.40%, 04/15/2026 4,475 3,500
4.40%, 04/15/2046 11,285 7,586
5.88%, 09/01/2025 9,240 8,131
6.63%, 09/01/2030 7,720 6,765
8.00%, 07/15/2025 2,845 2,774
Parkland Corp/Canada
5.88%, 07/15/2027
(g)
10,780 11,126
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(g)
7,970 2,630
Southwestern Energy Co
7.75%, 10/01/2027 22,220 22,970
8.38%, 09/15/2028 2,990 3,125
Transocean Inc
11.50%, 01/30/2027
(g)
2,058 680
Unit Corp
0.00%, 05/15/2021
(d)
8,600 946
WPX Energy Inc
4.50%, 01/15/2030 12,640 12,134
5.25%, 10/15/2027 3,140 3,149
5.75%, 06/01/2026 2,177 2,236
5.88%, 06/15/2028 4,490 4,591
$ 198,477
Packaging & Containers - 2 .89%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
5,015 5,115
5.25%, 08/15/2027
(g)
4,725 4,850
6.00%, 02/15/2025
(g)
9,265 9,578
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(g)
5,895 5,969

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
$ 13,810 $ 14,397
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 5,490 5,696
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 15,694
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
6,090 5,991
7.88%, 07/15/2026
(g)
5,705 5,764
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
13,530 13,053
$ 86,107
Pharmaceuticals - 0 .77%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
12,710 13,897
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(g)
6,027 4,656
9.50%, 07/31/2027
(g)
814 873
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
3,217 3,410
$ 22,836
Pipelines - 3 .71%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,415
5.75%, 03/01/2027
(g)
9,965 8,969
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,404
4.13%, 12/01/2027 6,220 5,847
5.85%, 11/15/2043 1,860 1,646
Cheniere Energy Inc
4.63%, 10/15/2028
(g)
4,465 4,610
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
14,640 12,828
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
6,285 6,442
6.50%, 07/01/2027
(g)
8,050 8,443
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
6,140 6,094
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
10,520 10,520
NuStar Logistics LP
5.63%, 04/28/2027 10,009 9,809
6.00%, 06/01/2026 2,835 2,800
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 6,382 6,510
6.50%, 07/15/2027 9,712 10,173
6.88%, 01/15/2029 3,867 4,147
$ 110,657
Real Estate - 0 .22%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
6,295 6,696
REITs - 1 .12%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g)
2,360 2,357
6.00%, 04/15/2025
(g)
4,095 4,346
Iron Mountain Inc
5.00%, 07/15/2028
(g)
6,360 6,492
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(g)
3,590 3,518
7.50%, 06/01/2025
(g)
4,180 4,368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(g)
$ 6,295 $ 6,374
4.63%, 12/01/2029
(g)
5,765 5,990
$ 33,445
Retail - 4 .32%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(g)
11,310 11,239
5.00%, 10/15/2025
(g)
4,237 4,345
5.75%, 04/15/2025
(g)
2,160 2,302
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
7,430 7,941
Academy Ltd
6.00%, 11/15/2027
(g),(l)
9,965 9,965
Dave & Buster's Inc
7.63%, 11/01/2025
(g),(h)
7,260 7,124
Gap Inc/The
8.38%, 05/15/2023
(g),(h)
7,861 8,776
IRB Holding Corp
6.75%, 02/15/2026
(g)
3,635 3,644
7.00%, 06/15/2025
(g)
6,015 6,410
L Brands Inc
6.63%, 10/01/2030
(g)
3,730 3,916
6.75%, 07/01/2036 8,725 8,814
6.88%, 07/01/2025
(g)
2,535 2,717
9.38%, 07/01/2025
(g)
4,345 5,040
Nordstrom Inc
4.00%, 03/15/2027 6,340 5,314
Penske Automotive Group Inc
3.50%, 09/01/2025 3,580 3,589
PetSmart Inc
5.88%, 06/01/2025
(g)
7,095 7,253
7.13%, 03/15/2023
(g)
7,200 7,209
Yum! Brands Inc
3.63%, 03/15/2031 5,755 5,647
4.75%, 01/15/2030
(g)
11,555 12,422
7.75%, 04/01/2025
(g)
4,650 5,108
$ 128,775
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e),(f)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e),(f)
2,000 —
$ —
Semiconductors - 0 .40%
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
11,500 11,903
Software - 0 .75%
Open Text Corp
3.88%, 02/15/2028
(g)
11,250 11,428
5.88%, 06/01/2026
(g)
6,635 6,900
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
3,910 4,057
$ 22,385
Telecommunications - 6 .35%
Altice France Holding SA
10.50%, 05/15/2027
(g)
7,205 7,944
Altice France SA/France
5.13%, 01/15/2029
(g)
4,875 4,867
5.50%, 01/15/2028
(g)
3,595 3,642
8.13%, 02/01/2027
(g)
6,375 6,933
CenturyLink Inc
4.00%, 02/15/2027
(g)
4,120 4,212
CommScope Inc
7.13%, 07/01/2028
(g)
6,510 6,546
8.25%, 03/01/2027
(g)
22,580 23,370
Embarq Corp
8.00%, 06/01/2036 14,230 16,685

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
$ 10,595 $ 10,251
4.25%, 07/01/2028
(g)
5,660 5,688
Sprint Communications Inc
6.00%, 11/15/2022 13,755 14,723
Sprint Corp
7.13%, 06/15/2024 8,840 10,168
7.88%, 09/15/2023 14,995 17,094
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,691
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
13,065 14,136
T-Mobile USA Inc
5.13%, 04/15/2025 13,770 14,114
6.50%, 01/15/2026 11,120 11,587
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
6,910 6,668
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
7,110 6,978
$ 189,297
Transportation - 1 .88%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e),(f)
18,905 5,482
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
21,600 14,472
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
9,350 4,465
11.25%, 08/15/2022
(g)
5,370 4,377
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
6,805 7,179
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
8,505 8,824
XPO Logistics Inc
6.25%, 05/01/2025
(g)
10,610 11,276
$ 56,075
Trucking & Leasing - 0 .44%
DAE Funding LLC
4.50%, 08/01/2022
(g)
4,235 4,256
5.75%, 11/15/2023
(g)
8,890 9,001
$ 13,257
TOTAL BONDS $ 2,710,335
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fu Ji Food - Escrow
0.00%, 11/09/2009
(d),(e),(f)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 7 .14%
Principal
Amount (000's) Value (000's)
Airlines - 0 .60%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
$ 18,000 $ 17,914
1 Month USD LIBOR + 3.75%
Automobile Manufacturers - 0 .14%
Navistar Inc
3.66%, 11/06/2024
(o)
4,407 4,357
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .63%
Aruba Investments Holdings LLC
0.00%, 10/27/2028
(o),(p)
$ 15,000 $ 14,869
1 Month USD LIBOR + 7.75%
Aruba Investments Inc
5.25%, 07/01/2025
(o)
4,000 3,978
1 Month USD LIBOR + 4.25%
$ 18,847
Commercial Services - 0 .24%
Garda World Security Corp
4.90%, 10/23/2026
(o)
2,899 2,883
1 Month USD LIBOR + 4.75%
Prime Security Services Borrower LLC
4.25%, 09/23/2026
(o)
3,482 3,434
1 Month USD LIBOR + 3.25%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
981 966
3 Month USD LIBOR + 3.00%
$ 7,283
Consumer Products - 0 .09%
Prestige Brands Inc
2.15%, 01/26/2024
(o)
2,638 2,622
3 Month USD LIBOR + 2.00%
Diversified Financial Services - 0 .24%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(o)
7,163 7,096
1 Month USD LIBOR + 3.00%
Entertainment - 0 .17%
CCM Merger Inc
0.00%, 10/29/2025
(o),(p)
330 326
1 Month USD LIBOR + 3.75%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(o)
500 562
1 Month USD LIBOR + 12.00%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(o)
4,258 4,101
3 Month USD LIBOR + 2.00%
$ 4,989
Food - 0 .39%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
11,620 11,646
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0 .12%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
3,493 3,463
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0 .30%
Legacy LifePoint Health LLC
3.90%, 11/16/2025
(o)
9,221 8,934
1 Month USD LIBOR + 3.75%
Insurance - 0 .79%
Acrisure LLC
3.65%, 02/15/2027
(o)
3,221 3,099
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.50%, 02/12/2027
(o)
7,154 7,104
1 Month USD LIBOR + 4.50%
Asurion LLC
6.65%, 08/04/2025
(o)
13,268 13,268
3 Month USD LIBOR + 3.25%
$ 23,471
Lodging - 0 .31%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
4,958 4,357
1 Month USD LIBOR + 2.50%

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
217
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
$ 5,152 $ 4,834
1 Month USD LIBOR + 9.00%
$ 9,191
Media - 0 .42%
CSC Holdings LLC
2.65%, 04/15/2027
(o)
2,178 2,106
1 Month USD LIBOR + 2.50%
Newco Financing Partnership
0.00%, 01/20/2029
(o),(p)
3,500 3,408
1 Month USD LIBOR + 3.50%
Radiate Holdco LLC
4.25%, 09/11/2026
(o)
3,712 3,643
1 Month USD LIBOR + 3.50%
UPC Financing Partnership
0.00%, 01/20/2029
(o),(p)
3,500 3,408
1 Month USD LIBOR + 3.50%
$ 12,565
Oil & Gas - 0 .07%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
2,004 2,107
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .17%
Mauser Packaging Solutions Holding Co
3.48%, 04/03/2024
(o)
5,408 5,043
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1 .11%
Bausch Health Americas Inc
2.90%, 11/14/2025
(o)
5,973 5,826
3 Month USD LIBOR + 8.75%
3.15%, 05/19/2025
(o)
18,124 17,679
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
10,306 9,765
3 Month USD LIBOR + 4.00%
$ 33,270
Pipelines - 0 .20%
Buckeye Partners LP
2.90%, 11/01/2026
(o)
6,015 5,893
1 Month USD LIBOR + 2.75%
Retail - 0 .32%
IRB Holding Corp
3.75%, 02/05/2025
(o)
4,562 4,329
1 Month USD LIBOR + 2.75%
Sally Holdings LLC
4.50%, 07/05/2024
(o)
5,240 5,214
$ 9,543
Telecommunications - 0 .83%
GTT Communications Inc
2.97%, 05/31/2025
(o)
7,857 6,685
3 Month USD LIBOR + 2.75%
Level 3 Financing Inc
1.87%, 03/01/2027
(o)
2,458 2,368
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.90%, 10/05/2024
(o)
8,955 8,617
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.15%, 02/19/2027
(o)
7,547 7,261
1 Month USD LIBOR + 3.00%
$ 24,931
TOTAL SENIOR FLOATING RATE INTERESTS $ 213,165
Total Investments $ 3,021,148
Other Assets and Liabilities -  (1.27)% (38,056)
TOTAL NET ASSETS - 100.00% $ 2,983,092
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,600 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $21,407 or
0.72% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,687,253 or 56.56% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $17,215 or 0.58% of net assets.
(l) Security purchased on a when-issued basis.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20 .18%
Consumer, Non-cyclical 17 .04%
Communications 16 .16%
Industrial 12 .44%
Energy 10 .78%
Financial 10 .62%
Basic Materials 7 .51%
Money Market Funds 3 .08%
Technology 2 .08%
Utilities 1 .38%
Other Assets and Liabilities
( 1 .27 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Yield Fund
October 31, 2020
See accompanying notes.
218
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,374 $ 1,775,576 $ 1,829,135 $ 91,815
$ 145,374 $ 1,775,576 $ 1,829,135 $ 91,815
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 594 $ — $ — $ —
$ 594 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
219
INVESTMENT COMPANIES - 1.24% Shares Held Value (000's)
Money Market Funds - 1.24%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
22,181,053 $ 22,181
TOTAL INVESTMENT COMPANIES $ 22,181
BONDS - 5.71%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
1.30%, 12/11/2049
(d),(e),(f)
$ 4 $ —
Commercial Mortgage Trust 2007-GG9
0.63%, 03/10/2039
(d),(e),(f)
305 1
Ginnie Mae
1.46%, 03/16/2047
(d),(e)
149 5
ML-CFC Commercial Mortgage Trust 2006-3
0.78%, 07/12/2046
(d),(e),(f)
64 —
$ 6
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.65%, 02/25/2035 23 17
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.06%
Chase Mortgage Finance Trust Series 2007-A2
3.51%, 06/25/2035
(e)
22 21
Fannie Mae REMIC Trust 2004-W5
0.60%, 02/25/2047 18 18
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035 5 5
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.47%, 10/25/2034 8 8
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.13%, 10/25/2034 5 5
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.77%, 04/25/2035 61 59
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.91%, 08/25/2035 12 11
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.36%, 04/25/2037 1,668 902
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.52%, 01/25/2045 28 27
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,056
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.27%, 04/25/2036 26 12
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
1.27%, 12/25/2032 14 14
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
0.45%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.94%, 06/25/2034 26 25
1.00 x 1 Month USD LIBOR + 0.80%
$ 52
Sovereign - 5.65%
Colombia Government International Bond
3.00%, 01/30/2030 2,040 2,081
Hungary Government International Bond
1.63%, 04/28/2032 EUR 1,370 1,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(f)
EUR 11,584 $ 14,720
2.45%, 09/01/2050
(f)
1,430 2,007
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 1,313,699 12,499
0.10%, 03/10/2029 3,264,676 31,052
Mexico Government International Bond
3.25%, 04/16/2030 $ 2,030 2,097
4.50%, 04/22/2029 1,020 1,157
New Zealand Government Inflation Linked Bond
2.22%, 09/20/2025 NZD 7,520 5,628
2.50%, 09/20/2035 7,758 7,441
2.50%, 09/20/2040 3,629 3,681
Panama Government International Bond
4.50%, 04/01/2056 $ 375 461
Spain Government Bond
0.50%, 04/30/2030
(f)
EUR 85 103
1.00%, 10/31/2050
(f)
3,155 3,732
Spain Government Inflation Linked Bond
1.00%, 11/30/2030
(f)
6,501 8,878
United Kingdom Gilt
1.75%, 01/22/2049 GBP 2,330 3,726
$ 100,973
TOTAL BONDS $ 102,104
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 92.75%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.87%
1.13%, 08/15/2040 $ 7,570 $ 7,201
1.38%, 08/15/2050 8,945 8,394
$ 15,595
U.S. Treasury Inflation-Indexed Obligations - 91.88%
0.13%, 01/15/2022 44,405 44,909
0.13%, 04/15/2022 148,722 150,587
0.13%, 07/15/2022 19,752 20,156
0.13%, 01/15/2023 49,127 50,382
0.13%, 07/15/2024 33,266 34,981
0.13%, 10/15/2024 32,525 34,292
0.13%, 04/15/2025 89,763 94,873
0.13%, 10/15/2025 10,188 10,878
0.13%, 07/15/2026 53,275 57,352
0.13%, 01/15/2030 27,039 29,520
0.13%, 07/15/2030 44,063 48,366
0.25%, 01/15/2025 73,093 77,459
0.25%, 07/15/2029 18,270 20,214
0.25%, 02/15/2050 18,036 20,702
0.38%, 07/15/2023 26,306 27,446
0.38%, 07/15/2025 87,165 93,898
0.38%, 01/15/2027 47,550 51,910
0.38%, 07/15/2027 44,090 48,574
0.50%, 01/15/2028 59,108 65,682
0.63%, 04/15/2023 59,867 62,252
0.63%, 01/15/2024 35,402 37,404
0.63%, 01/15/2026
(g)
37,061 40,546
0.63%, 02/15/2043 24,561 29,681
0.75%, 07/15/2028
(g)
71,797 81,884
0.75%, 02/15/2042 28,155 34,780
0.75%, 02/15/2045
(h)
35,491 44,274
0.88%, 01/15/2029 33,133 38,183
0.88%, 02/15/2047 6,977 9,074
1.00%, 02/15/2046 24,732 32,662
1.00%, 02/15/2048 22,999 30,971
1.00%, 02/15/2049 16,589 22,575
1.38%, 02/15/2044 19,469 27,217
1.75%, 01/15/2028 18,517 22,324
2.00%, 01/15/2026 16,520 19,293
2.13%, 02/15/2040 12,923 19,505
2.13%, 02/15/2041 13,927 21,279
2.38%, 01/15/2025 3,808 4,384

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
220
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 01/15/2027 $ 29,328 $ 35,843
2.50%, 01/15/2029 12,879 16,633
3.38%, 04/15/2032 9,453 14,146
3.63%, 04/15/2028 2,234 3,028
3.88%, 04/15/2029 8,566 12,169
$ 1,642,288
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,657,883
TOTAL PURCHASED OPTIONS - 0.04% $ 655
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.32% $ 5,667
TOTAL PURCHASED CAPPED OPTIONS - 0.03% $ 577
Total Investments $ 1,789,067
Other Assets and Liabilities -  (0.09)% (1,591)
TOTAL NET ASSETS - 100.00% $ 1,787,476
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,441 or 1.65% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,641 or 0.15% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,765 or 0.10% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 98.40%
Money Market Funds 1.24%
Purchased Interest Rate Swaptions 0.32%
Mortgage Securities 0.06%
Purchased Options 0.04%
Purchased Capped Options 0.03%
Asset Backed Securities 0.00%
Other Assets and Liabilities
(0.09)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 38,171 $ 830,273 $ 846,263 $ 22,181
$ 38,171 $ 830,273 $ 846,263 $ 22,181
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 109,200 0.30% 02/15/2022 $ 194 $ 577 $ 383
Total $ 194 $ 577 $ 383
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 54,600 0.55% 02/15/2022 $ (45) $ (181) $ (136)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 54,600 0.55% 02/15/2022 (56) (181) (125)
Total $ (101) $ (362) $ (261)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
221
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 $ 113 $ 120 $ 7
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 138.00 11/23/2020 71 134 63
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 139.50 11/23/2020 173 341 168
Put - US Long Bond Future;
December 2020
N/A 31 31 $ 172.00 11/23/2020 37 60 23
Total $ 394 $ 655 $ 261
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 160 $ 400 $ 100.00 12/14/2021 $ (26) $ (11) $ 15
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 798 $ 99.38 12/14/2021 (139) (323) (184)
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 138.50 11/23/2020 (94) (189) (95)
Put - US 10 Year Note Future;
December 2020
N/A 232 232 $ 139.00 11/23/2020 (127) (257) (130)
Total $ (386) $ (780) $ (394)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 18,530 0.39% 05/23/2023 $ 56 $ 32 $ (24)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.77% 11/06/2024 179 344 165
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 183 183 —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 217 136
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 306 101
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 223 800 577
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 788 568
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 573 401
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 79 212 133
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,130 0.89% 05/01/2025 115 60 (55)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 80 63 (17)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 73 (6)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 183 119
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 61 194 133
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 211 131
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 136 89
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 33,110 1.77% 11/06/2024 179 36 (143)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 115 (57)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 29 (51)

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
222
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 $ 321 $ 2 $ (319)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,420 3.08% 01/30/2029 81 29 (52)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 31 (193)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 44 (161)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 220 33 (187)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 31 (102)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 155 (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,570 0.90% 12/01/2020 54 63 9
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,130 0.89% 05/01/2025 115 166 51
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,320 0.95% 12/22/2020 39 55 16
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 80 84 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 74 (5)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 43 (19)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 30 (119)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 46 (18)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 81 30 (51)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 68 (150)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 68 (175)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 48 1 (47)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 200 3 (197)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 378 56 (322)
Total $ 5,531 $ 5,667 $ 136
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 11,540 0.61% 04/07/2023 $ (43) $ (34) $ 9
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,530 0.69% 04/12/2023 (71) (64) 7
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.58% 11/06/2020 (78) (452) (374)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 33,110 0.41% 03/18/2021 (57) (68) (11)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (591) (382)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (218) (1,329) (1,111)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,450 1.74% 11/20/2020 (179) (624) (445)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,820 1.06% 10/12/2022 (95) (83) 12
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,800 0.79% 04/16/2021 (49) (19) 30

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
223
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,535 0.77% 04/16/2021 $ (42) $ (15) $ 27
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.72% 04/19/2021 (43) (13) 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (51) 63
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,190 0.69% 05/14/2021 (81) (26) 55
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.74% 06/28/2021 (85) (35) 50
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.72% 06/30/2021 (83) (32) 51
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.67% 07/15/2021 (84) (30) 54
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,310 0.45% 10/01/2021 (31) (19) 12
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,983 0.93% 10/07/2021 (72) (59) 13
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,320 0.65% 12/22/2020 (24) (18) 6
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,370 0.75% 06/03/2021 (159) (66) 93
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,920 0.74% 04/20/2021 (137) (45) 92
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,665 1.53% 12/14/2020 (85) (456) (371)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 17,665 1.51% 12/15/2020 (84) (447) (363)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 8,140 0.02% 04/08/2022 (105) (211) (106)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 7,120 0.12% 04/05/2022 (90) (151) (61)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,540 0.04% 09/14/2022 (55) (88) (33)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,535 0.14% 09/13/2022 (53) (71) (18)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 86,280 2.15% 05/28/2021 (242) — 242
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,530 0.69% 04/12/2023 (71) (20) 51
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,540 0.61% 04/07/2023 (43) (15) 28
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.58% 11/06/2020 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,030 1.10% 07/15/2021 (22) (32) (10)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (413) (29) 384
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,570 1.00% 06/02/2021 (204) (235) (31)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (1) 212
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (209) (83) 126
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,450 1.74% 11/20/2020 (180) — 180
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 0.95% 08/05/2021 (32) (67) (35)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (20) 108
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (19) 110

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
224
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 4,030 1.85% 02/23/2022 $ (71) $ (27) $ 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,771 1.60% 03/07/2022 (62) (41) 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (69) (27) 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.64% 11/03/2020 (90) — 90
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (15) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (7) 26
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,130 1.05% 06/14/2021 (45) (50) (5)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,080 1.10% 07/19/2021 (21) (33) (12)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (1) 217
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.62% 11/03/2020 (91) — 91
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.72% 06/30/2021 (83) (112) (29)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,820 1.06% 10/12/2022 (95) (105) (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.77% 04/16/2021 (42) (42) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,190 0.69% 05/14/2021 (81) (108) (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,860 1.15% 01/11/2022 (28) (41) (13)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,370 0.75% 06/03/2021 (159) (199) (40)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.67% 07/15/2021 (84) (130) (46)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (162) (48)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,620 1.45% 10/01/2021 (48) (61) (13)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.74% 06/28/2021 (85) (106) (21)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,800 0.79% 04/16/2021 (49) (46) 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,983 0.93% 10/07/2021 (72) (82) (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (41) 29
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (67) (41) 26
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,010 1.60% 03/07/2022 (101) (65) 36
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 0.95% 08/06/2021 (36) (73) (37)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.72% 04/19/2021 (43) (47) (4)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (7) 29
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (14) 62
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (129) (29) 100
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (23) 56
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,920 0.74% 04/20/2021 (136) (141) (5)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (39) 93

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
225
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,730 2.25% 08/21/2024 $ (170) $ (102) $ 68
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (91) (23) 68
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (39) 109
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.00% 06/15/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (15) (1) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (14) (1) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 20,240 3.25% 12/30/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 9,180 0.15% 08/10/2021 (13) (2) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) (1) 33
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (17) — 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (148) (1) 147
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) — 87
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) — 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) — 43
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (65) — 65
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 36,220 2.00% 11/30/2020 (49) — 49
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 17,665 1.53% 12/14/2020 (84) — 84
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 6,030 0.00% 06/15/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.16% 04/13/2021 (66) — 66
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 29,530 0.25% 09/07/2021 (49) (10) 39
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (23) (3) 20
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (69) — 69
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (25) — 25
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 17,665 1.51% 12/15/2020 (84) — 84
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,535 0.14% 09/13/2022 (54) (23) 31
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (17) 38
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,120 0.12% 04/05/2022 (90) (27) 63
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,140 0.02% 04/08/2022 (104) (24) 80
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 10,320 0.60% 09/06/2021 (53) (78) (25)
Total $ (9,125) $ (7,885) $ 1,240
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
226
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canada 10 Year Bond; December 2020 Short 94 $ 10,657 $ 61
Euro Bond 10 Year Bond; December 2020 Short 107 21,951 (294)
Euro Buxl 30 Year Bond; December 2020 Short 40 10,657 (291)
Euro-BTP; December 2020 Long 1 174 6
Japan 10 Year Bond TSE; December 2020 Short 16 23,211 —
US 10 Year Note; December 2020 Short 115 15,895 137
US 10 Year Ultra Note; December 2020 Long 130 20,446 (141)
US 2 Year Note; December 2020 Long 570 125,881 (7)
US 5 Year Note; December 2020 Long 194 24,367 (16)
US Ultra Bond; December 2020 Long 20 4,300 (41)
Total $ (586)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/04/2020 JPY 4,595,680 $ 43,957 $ — $ (60)
Bank of America NA 12/03/2020 $ 43,971 JPY 4,595,680 53 —
Barclays Bank PLC 11/04/2020 $ 3,683 EUR 3,102 70 —
Barclays Bank PLC 11/04/2020 $ 43,539 JPY 4,597,707 — (377)
Barclays Bank PLC 12/03/2020 $ 326 NZD 493 — —
Barclays Bank PLC 12/17/2020 $ 4,415 MXN 96,492 — (113)
BNP Paribas 11/02/2020 $ 70 GBP 53 1 —
BNP Paribas 11/04/2020 $ 30,680 NZD 46,542 — (93)
BNP Paribas 11/04/2020 NZD 24,931 $ 16,526 — (42)
BNP Paribas 12/03/2020 $ 16,526 NZD 24,931 47 —
BNP Paribas 12/16/2020 $ 3,520 CAD 4,684 3 —
Citigroup Inc 11/02/2020 EUR 1,480 GBP 1,343 — (16)
Citigroup Inc 12/03/2020 $ 453 EUR 389 — —
Citigroup Inc 12/11/2020 $ 1,765 CAD 2,324 20 —
Citigroup Inc 12/11/2020 CAD 2,328 $ 1,765 — (17)
Citigroup Inc 12/16/2020 $ 3,510 CAD 4,694 — (15)
Citigroup Inc 12/16/2020 CAD 16,282 $ 12,320 — (94)
Citigroup Inc 12/16/2020 $ 3,520 CAD 4,630 44 —
Deutsche Bank AG 11/04/2020 NZD 18,138 $ 12,086 — (93)
Goldman Sachs & Co 11/02/2020 GBP 1,371 EUR 1,480 52 —
Goldman Sachs & Co 11/02/2020 EUR 2,870 GBP 2,559 27 —
Goldman Sachs & Co 11/02/2020 GBP 2,607 EUR 2,870 34 —
Goldman Sachs & Co 11/04/2020 EUR 12,949 $ 15,156 — (75)
Goldman Sachs & Co 11/04/2020 $ 14,314 EUR 12,189 118 —
Goldman Sachs & Co 11/04/2020 NZD 3,473 $ 2,301 — (5)
Goldman Sachs & Co 12/03/2020 $ 15,165 EUR 12,949 77 —
Goldman Sachs & Co 12/17/2020 MXN 99,835 $ 4,415 270 —
HSBC Securities Inc 11/04/2020 $ 3,774 GBP 2,937 — (31)
HSBC Securities Inc 12/16/2020 $ 1,770 CAD 2,330 20 —
Morgan Stanley & Co 11/04/2020 $ 730 CAD 975 — (2)
UBS AG 11/04/2020 GBP 2,538 $ 3,282 6 —
UBS AG 11/04/2020 $ 14,282 EUR 12,189 86 —
UBS AG 11/04/2020 EUR 12,949 $ 15,121 — (40)
UBS AG 12/03/2020 $ 3,283 GBP 2,538 — (5)
UBS AG 12/03/2020 $ 15,130 EUR 12,949 43 —
Total $ 971 $ (1,078)
Amounts in thousands.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.62% Quarterly Quarterly N/A 08/10/2025 CNY 62,140 $ 13 $ — $ 13 $ —
Total $ 1 3 $ — $ 13 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
227
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 22,950 $ (793) $ (56) $ (849)
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 12/02/2030 $ 3,100 (10) — (10)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 10,040 921 1 922
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 186,030 (5,385) 2 (5,383)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 68 — 68
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (21) — (21)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 730 98 — 98
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 3,820 88 1 89
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 6,930 (6) — (6)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 (77) — (77)
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 131 — 131
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (10) — (10)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 42 — 42
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 3,014 — 3,014
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 17 — 17
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 910 8 — 8
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 08/21/2050 225 (18) — (18)
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 08/25/2050 7,295 (156) — (156)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (14) — (14)
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 17,950 164 — 164
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 7,360 68 — 68
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 57 — 57
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 10/30/2030 510 (5) — (5)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 710 2 — 2
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 161 — 161
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 162 — 162
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 1,235 (63) — (63)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 4,660 147 — 147
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 75 — 75
3 Month USD LIBOR Receive 0.30% Semiannual Quarterly N/A 02/28/2025 4,440 16 1 17
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 35,890 (41) — (41)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 2,580 51 — 51
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (9) — (9)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (64) — (64)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 4,160 26 — 26
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 1,695 (6) — (6)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (12) — (12)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 666 13 — 13
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (56) — (56)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 (20) — (20)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 (65) — (65)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (48) — (48)
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 11/25/2050 970 54 — 54
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (47) — (47)
3 Month USD LIBOR Pay 0.23% Quarterly Semiannual N/A 10/21/2022 1,930 — — —
3 Month USD LIBOR Pay 0.83% Quarterly Semiannual N/A 12/23/2030 3,790 (29) — (29)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 794 1 795
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (782) — (782)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (56) — (56)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (39) — (39)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 10/26/2030 955 4 — 4
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (546) 1 (545)
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 706 (1) 705
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (684) — (684)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 878 — 878
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 230 35 — 35
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/26/2030 955 2 — 2
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 1,115 (1) — (1)
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 1,115 (1) — (1)
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 10/28/2030 510 (2) — (2)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 4,659 (51) 4,608
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (1,290) 12 (1,278)
3 Month USD LIBOR Pay 0.80% Quarterly Semiannual N/A 10/30/2030 1,810 (16) — (16)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 (11) — (11)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 (7) — (7)
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/04/2031 290 4 — 4

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
228
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 $ 295 $ 5 $ 1 $ 6
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (5) — (5)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 19,930 (109) — (109)
3 Month USD LIBOR Receive 0.21% Semiannual Quarterly N/A 09/15/2022 38,580 12 — 12
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (81) — (81)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 89 — 89
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (100) — (100)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 13 — 13
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 (46) — (46)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 EUR 7,480 32 1 33
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 08/24/2023 2,890 7 — 7
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 8,020 45 1 46
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 09/13/2023 5,790 11 — 11
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 4,480 22 — 22
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 4,490 21 — 21
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 4,460 18 — 18
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 5,910 26 — 26
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 3,760 16 — 16
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 7,460 33 — 33
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/21/2025 1,280 4 — 4
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 08/16/2027 1,400 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 06/25/2023 3,540 13 — 13
6 Month Euro Interbank Offered Rate Receive (0.41)% Annual Semiannual N/A 02/16/2023 7,110 (24) — (24)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/09/2023 2,200 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/05/2023 2,730 8 — 8
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/27/2023 3,560 13 (1) 12
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 07/21/2022 7,220 (18) — (18)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 07/20/2026 2,850 20 (1) 19
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/20/2023 7,900 26 — 26
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 09/19/2027 1,210 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 10/18/2027 670 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.36)% Semiannual Annual N/A 10/18/2027 1,970 — 1 1
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 07/08/2023 3,470 12 — 12
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 07/02/2023 3,190 10 — 10
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 06/24/2023 3,550 11 — 11
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 02/16/2023 7,080 (25) 1 (24)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 08/16/2027 5,590 42 — 42
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 1,341 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 6,920 30 — 30
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 2,440 12 — 12
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 19,820 (121) — (121)
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 15,460 45 — 45
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 3,855 (44) (1) (45)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 3,855 (43) (1) (44)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 375 (6) — (6)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 7,070 (6) 2 (4)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 7,310 (63) (2) (65)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 1,640 (26) (1) (27)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 6,270 29 — 29
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 (106) — (106)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 2,290 (1) (1) (2)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 4 — 4
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 1,830 5 — 5
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 7,490 25 (1) 24
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 3,990 8 (1) 7
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 3,190 (167) (6) (173)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 3,200 3 (1) 2
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 4,420 21 — 21
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 1,341 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 1,341 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 3,576 18 — 18
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,740 (125) (3) (128)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 7,950 7 (2) 5
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 14,780 (129) (3) (132)

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
229
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 EUR 7,300 $ (44) $ (1) $ (45)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 14,130 (52) — (52)
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 3,740 (12) 1 (11)
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 3,730 (10) — (10)
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 6,190 (18) 2 (16)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 14,780 (127) (3) (130)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 5,370 3 (1) 2
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 JPY 12,400 5 — 5
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (2) — (2)
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 2 — 2
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (14) — (14)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 38,580 (9) (1) (10)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 $ 15,060 (103) 1 (102)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.85% Annual Annual N/A 03/24/2030 6,700 721 — 721
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (383) — (383)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 3,795 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 1,030 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.92% Annual Annual N/A 09/10/2030 7,620 (83) — (83)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.50% Annual Annual N/A 03/10/2030 24,845 964 1 965
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 16,775 69 1 70
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 13,705 28 — 28
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 0.82% Annual Annual N/A 03/23/2030 4,500 497 — 497
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 4,480 151 — 151
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 666 — 666
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 9,270 (214) — (214)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 13,930 896 — 896
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (365) 1 (364)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.91% Annual Annual N/A 10/05/2030 7,700 (62) — (62)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.86% Annual Annual N/A 10/15/2030 EUR 6,590 (12) — (12)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 (120) (4) (124)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.92% Annual Annual N/A 09/15/2030 6,505 (57) — (57)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (837) (29) (866)
Secured Overnight Financing Rate Receive 0.54% Annual Annual N/A 10/20/2030 $ 2,500 7 — 7
Secured Overnight Financing Rate Pay 0.84% Annual Annual N/A 10/21/2040 119 (2) — (2)
Secured Overnight Financing Rate Pay 0.75% Annual Annual N/A 10/21/2035 133 (2) — (2)
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 285 2 — 2
Secured Overnight Financing Rate Receive 0.17% Annual Annual N/A 10/21/2025 1,374 2 — 2
Secured Overnight Financing Rate Receive 0.05% Annual Annual N/A 10/21/2022 3,000 — — —
Secured Overnight Financing Rate Pay 0.55% Annual Annual N/A 10/20/2030 2,500 (8) — (8)
Secured Overnight Financing Rate Pay 0.91% Annual Annual N/A 10/21/2050 61 (2) — (2)
United Kingdom Retail Prices Index Receive 3.53% Annual Annual N/A 10/15/2025 GBP 13,100 (26) 5 (21)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 350 (21) 329
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 13,100 — 12 12
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 797 (66) 731
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 205 (32) 173

Schedule of Investments
Inflation Protection Fund
October 31, 2020
See accompanying notes.
230
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 GBP 2,135 $ 28 $ (3) $ 25
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (243) 44 (199)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 161 (33) 128
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (61) 22 (39)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 91 (34) 57
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (105) 22 (83)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 160 (33) 127
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 12,590 555 (115) 440
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (1,000) 8 (992)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 699 (112) 587
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (570) 95 (475)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (310) 44 (266)
US Federal Funds Effective Rate
(continuous series)
Receive 0.99% Annual Annual N/A 10/21/2050 $ 61 2 — 2
US Federal Funds Effective Rate
(continuous series)
Pay 0.05% Annual Annual N/A 10/21/2022 3,000 — — —
US Federal Funds Effective Rate
(continuous series)
Pay 0.18% Annual Annual N/A 10/21/2025 1,374 (2) — (2)
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 285 (2) — (2)
US Federal Funds Effective Rate
(continuous series)
Receive 0.79% Annual Annual N/A 10/21/2035 133 2 — 2
US Federal Funds Effective Rate
(continuous series)
Receive 0.91% Annual Annual N/A 10/21/2040 119 3 — 3
Total $ 3,76 5 $ (336) $ 3,42 9
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
October 31, 2020
See accompanying notes.
231
INVESTMENT COMPANIES - 1 .42 % Shares Held Value (000's)
Money Market Funds - 1 .42%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,691,332 $ 3,691
TOTAL INVESTMENT COMPANIES $ 3,691
COMMON STOCKS - 97 .97 % Shares Held Value (000's)
Agriculture - 0 .29%
SLC Agricola SA 168,800 $ 758
Automobile Manufacturers - 3 .43%
Ashok Leyland Ltd 1,464,606 1,556
Eicher Motors Ltd 35,486 999
Hyundai Motor Co 13,550 1,983
Kia Motors Corp 51,995 2,332
Maruti Suzuki India Ltd 21,539 2,023
$ 8,893
Automobile Parts & Equipment - 0 .37%
Weichai Power Co Ltd 506,000 960
Banks - 7 .97%
Bank Rakyat Indonesia Persero Tbk PT 7,707,200 1,745
Credicorp Ltd 22,304 2,558
Grupo Financiero Banorte SAB de CV
(b)
487,500 2,174
HDFC Bank Ltd
(b)
146,504 2,340
ICICI Bank Ltd
(b)
326,143 1,715
Kotak Mahindra Bank Ltd
(b)
56,649 1,182
PT Bank Central Asia Tbk 1,659,400 3,265
Sberbank of Russia PJSC ADR 282,446 2,853
Shinhan Financial Group Co Ltd 74,631 2,025
TCS Group Holding PLC 35,125 838
$ 20,695
Beverages - 1 .84%
Arca Continental SAB de CV 184,600 805
Kweichow Moutai Co Ltd 8,500 2,125
Thai Beverage PCL 2,175,000 925
Tsingtao Brewery Co Ltd 110,000 911
$ 4,766
Building Materials - 3 .07%
Amber Enterprises India Ltd 30,887 909
Anhui Conch Cement Co Ltd 315,564 2,404
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
248,671 1,382
China Lesso Group Holdings Ltd 1,006,000 1,631
China Resources Cement Holdings Ltd 638,000 835
Voltas Ltd 83,878 798
$ 7,959
Chemicals - 1 .05%
Asian Paints Ltd 68,158 2,033
Navin Fluorine International Ltd 22,992 695
$ 2,728
Commercial Services - 1 .42%
China New Higher Education Group Ltd
(d)
850,000 443
New Oriental Education & Technology Group Inc
ADR
(b)
12,564 2,015
NICE Information Service Co Ltd 71,764 1,236
$ 3,694
Computers - 0 .60%
LG Corp 16,458 985
Wiwynn Corp 22,000 560
$ 1,545
Consumer Products - 0 .92%
Hindustan Unilever Ltd 84,971 2,376
Cosmetics & Personal Care - 0 .34%
Colgate-Palmolive India Ltd 43,092 882
Diversified Financial Services - 3 .72%
B3 SA - Brasil Bolsa Balcao 163,277 1,446
CreditAccess Grameen Ltd
(b)
93,605 817
Fubon Financial Holding Co Ltd 904,000 1,288
Housing Development Finance Corp Ltd 126,228 3,275
KB Financial Group Inc 63,410 2,268
Tisco Financial Group PCL 249,100 565
$ 9,659
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 0 .68%
Delta Electronics Inc 266,000 $ 1,770
Energy - Alternate Sources - 0 .49%
Sao Martinho SA 346,529 1,273
Engineering & Construction - 0 .98%
Frontken Corp Bhd 726,100 615
Grupo Aeroportuario del Pacifico SAB de CV 128,200 1,067
Grupo Aeroportuario del Sureste SAB de CV
(b)
73,795 856
$ 2,538
Food - 3 .16%
Dino Polska SA
(b),(d)
21,102 1,160
Indofood Sukses Makmur Tbk PT 2,416,500 1,145
Minerva SA/Brazil
(b)
520,000 907
Nestle India Ltd 5,133 1,188
Tingyi Cayman Islands Holding Corp 1,144,000 2,093
Want Want China Holdings Ltd 1,315,000 871
X5 Retail Group NV 24,092 847
$ 8,211
Gas - 1 .48%
China Resources Gas Group Ltd 318,000 1,382
ENN Energy Holdings Ltd 194,800 2,465
$ 3,847
Healthcare - Services - 0 .70%
Notre Dame Intermedica Participacoes SA 67,400 770
Pharmaron Beijing Co Ltd
(d)
72,700 1,052
$ 1,822
Holding Companies - Diversified - 0 .41%
Swire Pacific Ltd 233,000 1,063
Home Furnishings - 1 .49%
Gree Electric Appliances Inc of Zhuhai 174,683 1,532
Haier Electronics Group Co Ltd 343,000 1,308
Hangzhou Robam Appliances Co Ltd 186,592 1,022
$ 3,862
Insurance - 2 .98%
AIA Group Ltd 139,000 1,323
China Life Insurance Co Ltd 524,000 1,143
ICICI Lombard General Insurance Co Ltd
(b),(d)
65,344 1,089
ICICI Prudential Life Insurance Co Ltd
(b),(d)
110,371 600
Odontoprev SA 467,200 1,015
PICC Property & Casualty Co Ltd 2,336,000 1,585
Qualitas Controladora SAB de CV 243,900 978
$ 7,733
Internet - 25 .43%
AfreecaTV Co Ltd 9,845 522
Alibaba Group Holding Ltd
(b)
668,824 25,345
Ant Group Co Ltd
(b),(d),(e)
3,000 31
JD.com Inc ADR
(b)
53,927 4,396
Meituan
(b)
159,800 5,957
MercadoLibre Inc
(b)
1,321 1,604
Naspers Ltd 25,730 5,023
NCSoft Corp 2,610 1,793
Tencent Holdings Ltd 269,300 20,576
Tencent Music Entertainment Group ADR
(b)
51,588 768
$ 66,015
Iron & Steel - 1 .18%
Eregli Demir ve Celik Fabrikalari TAS 1,092,025 1,249
Severstal PAO 133,522 1,825
$ 3,074
Lodging - 0 .55%
Galaxy Entertainment Group Ltd 97,000 641
NagaCorp Ltd 752,000 778
$ 1,419
Metal Fabrication & Hardware - 0 .24%
Astral Poly Technik Ltd 41,738 633
Mining - 2 .72%
Anglo American PLC 42,313 993
Antofagasta PLC 76,899 1,025
Impala Platinum Holdings Ltd 144,415 1,285

Schedule of Investments
International Emerging Markets Fund
October 31, 2020
See accompanying notes.
232
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Polymetal International PLC 69,812 $ 1,484
Polyus PJSC 23,188 2,281
$ 7,068
Miscellaneous Manufacturers - 1 .87%
Elite Material Co Ltd 141,000 741
Escorts Ltd 41,061 665
Lens Technology Co Ltd 183,800 921
Pidilite Industries Ltd 59,913 1,268
Sunny Optical Technology Group Co Ltd 76,300 1,267
$ 4,862
Oil & Gas - 3 .54%
LUKOIL PJSC ADR 41,745 2,136
Petrobras Distribuidora SA 188,100 626
Reliance Industries Ltd 232,184 6,437
$ 9,199
Pharmaceuticals - 0 .34%
Sino Biopharmaceutical Ltd 873,000 884
Real Estate - 2 .06%
A-Living Services Co Ltd
(d)
452,250 1,905
Shenzhen Overseas Chinese Town Co Ltd 1,017,990 999
Shimao Group Holdings Ltd 623,000 2,207
Shimao Services Holdings Ltd
(b),(d)
109,213 234
$ 5,345
Retail - 3 .86%
China Meidong Auto Holdings Ltd 244,000 999
Home Product Center PCL 3,937,600 1,761
Li Ning Co Ltd 301,500 1,571
Lojas Renner SA 168,940 1,103
Magazine Luiza SA 385,600 1,649
Wal-Mart de Mexico SAB de CV 1,210,400 2,931
$ 10,014
Semiconductors - 16 .03%
ASPEED Technology Inc 16,000 774
Keystone Microtech Corp 79,000 860
MediaTek Inc 146,000 3,471
Parade Technologies Ltd 15,000 573
Realtek Semiconductor Corp 77,000 959
Samsung Electronics Co Ltd 254,298 12,782
SK Hynix Inc 44,792 3,178
Taiwan Semiconductor Manufacturing Co Ltd 1,257,685 19,028
$ 41,625
Software - 1 .47%
Bilibili Inc ADR
(b)
14,055 628
NetEase Inc 133,425 2,334
Sea Ltd ADR
(b)
5,415 854
$ 3,816
Telecommunications - 0 .65%
Accton Technology Corp 234,000 1,700
Transportation - 0 .64%
Hyundai Glovis Co Ltd 6,811 1,012
Rumo SA
(b)
205,416 651
$ 1,663
TOTAL COMMON STOCKS $ 254,351
PREFERRED STOCKS - 0 .68 % Shares Held Value (000's)
Semiconductors - 0 .23%
Samsung Electronics Co Ltd 1417.00% 13,335 $ 593
Telecommunications - 0 .45%
Telefonica Brasil SA 2.68% 158,600 1,176
TOTAL PREFERRED STOCKS $ 1,769
Total Investments $ 259,811
Other Assets and Liabilities -  (0.07)% (187)
TOTAL NET ASSETS - 100.00% $ 259,624
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,514 or 2.51% of net assets.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $31 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 35 .25%
India 12 .91%
Taiwan 12 .22%
Korea, Republic Of 11 .81%
Brazil 4 .38%
Russian Federation 3 .83%
Hong Kong 3 .72%
Mexico 3 .40%
South Africa 2 .44%
Indonesia 2 .37%
United States 1 .42%
Thailand 1 .26%
Peru 0 .98%
Cyprus 0 .89%
Argentina 0 .62%
Turkey 0 .48%
Poland 0 .45%
Chile 0 .39%
United Kingdom 0 .38%
Singapore 0 .33%
Cambodia 0 .30%
Malaysia 0 .24%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Fund
October 31, 2020
See accompanying notes.
233
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,949 $ 102,495 $ 100,753 $ 3,691
$ 1,949 $ 102,495 $ 100,753 $ 3,691
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 17 $ — $ — $ —
$ 17 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
October 31, 2020
See accompanying notes.
234
INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,843 $ 3
TOTAL INVESTMENT COMPANIES $ 3
COMMON STOCKS - 99 .52 % Shares Held Value (000's)
Aerospace & Defense - 0 .45%
Aselsan Elektronik Sanayi Ve Ticaret AS 656,000 $ 1,310
Agriculture - 0 .59%
British American Tobacco PLC 54,000 1,712
Apparel - 2 .70%
Kering SA 4,261 2,575
LVMH Moet Hennessy Louis Vuitton SE 11,378 5,333
$ 7,908
Automobile Manufacturers - 1 .59%
Toyota Motor Corp 33,000 2,166
Volvo AB - B Shares
(b)
128,000 2,488
$ 4,654
Automobile Parts & Equipment - 0 .54%
Weichai Power Co Ltd 831,000 1,576
Banks - 7 .88%
Banca Generali SpA 59,000 1,680
China Merchants Bank Co Ltd 785,500 4,092
DBS Group Holdings Ltd 144,900 2,158
Macquarie Group Ltd 27,346 2,438
National Bank of Canada 67,900 3,259
Royal Bank of Canada 29,800 2,084
Sberbank of Russia PJSC ADR 194,243 1,962
Svenska Handelsbanken AB
(b)
382,000 3,095
Swedbank AB
(b)
145,000 2,270
$ 23,038
Biotechnology - 0 .54%
Genmab A/S
(b)
4,700 1,570
Building Materials - 2 .38%
Anhui Conch Cement Co Ltd 418,400 2,618
China Resources Cement Holdings Ltd 970,000 1,270
Sika AG 12,460 3,065
$ 6,953
Chemicals - 1 .34%
Nitto Denko Corp 23,000 1,616
Soulbrain Co Ltd/New
(b)
12,071 2,313
$ 3,929
Commercial Services - 1 .11%
Ashtead Group PLC 90,137 3,257
Computers - 4 .03%
BayCurrent Consulting Inc 17,400 2,251
Bechtle AG 13,000 2,232
Gigabyte Technology Co Ltd 710,000 1,787
Nomura Research Institute Ltd 67,900 2,002
Otsuka Corp 31,500 1,447
Teleperformance 6,822 2,048
$ 11,767
Cosmetics & Personal Care - 1 .44%
L'Oreal SA 13,000 4,201
Diversified Financial Services - 3 .62%
Amundi SA
(b),(d)
19,500 1,279
Azimut Holding SpA 152,892 2,577
Deutsche Boerse AG 8,500 1,253
E.Sun Financial Holding Co Ltd 2,675,969 2,275
Euronext NV
(d)
17,000 1,770
IG Group Holdings PLC 144,000 1,421
$ 10,575
Electric - 2 .91%
Endesa SA 85,000 2,280
Enel SpA 192,000 1,527
Iberdrola SA 399,000 4,711
$ 8,518
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .87%
Delta Electronics Inc 248,000 $ 1,650
LG Innotek Co Ltd 13,000 1,762
Schneider Electric SE 17,000 2,066
$ 5,478
Electronics - 2 .31%
Compeq Manufacturing Co Ltd 1,012,000 1,545
FLEXium Interconnect Inc 423,000 1,727
Micro-Star International Co Ltd 436,000 1,757
Tripod Technology Corp 433,000 1,722
$ 6,751
Engineering & Construction - 0 .70%
HomeServe PLC 142,000 2,035
Entertainment - 1 .71%
Evolution Gaming Group AB
(d)
46,000 3,412
Kindred Group PLC
(b)
210,000 1,597
$ 5,009
Food - 4 .64%
Coles Group Ltd 118,000 1,474
Magnit PJSC 121,000 1,670
Marfrig Global Foods SA
(b)
531,000 1,267
Metro Inc/CN 67,500 3,149
Nestle SA 38,000 4,274
X5 Retail Group NV 49,000 1,722
$ 13,556
Gas - 0 .95%
ENN Energy Holdings Ltd 219,400 2,777
Healthcare - Products - 0 .96%
QIAGEN NV
(b)
59,000 2,799
Home Builders - 1 .37%
Berkeley Group Holdings PLC 45,783 2,407
Open House Co Ltd 47,000 1,601
$ 4,008
Home Furnishings - 0 .63%
Sony Corp 22,000 1,834
Insurance - 7 .02%
Allianz SE 8,123 1,431
Assicurazioni Generali SpA 128,000 1,717
BB Seguridade Participacoes SA 191,000 789
Japan Post Insurance Co Ltd 137,114 2,173
Legal & General Group PLC 1,156,230 2,772
Manulife Financial Corp 191,000 2,589
Power Corp of Canada 70,350 1,340
Sun Life Financial Inc 85,500 3,402
Swiss Life Holding AG 5,764 1,939
Tokio Marine Holdings Inc 53,037 2,370
$ 20,522
Internet - 8 .17%
Alibaba Group Holding Ltd ADR
(b)
40,400 12,309
JD.com Inc ADR
(b)
20,200 1,647
Tencent Holdings Ltd 130,000 9,933
$ 23,889
Iron & Steel - 1 .20%
Fortescue Metals Group Ltd 129,000 1,578
Mineral Resources Ltd 109,500 1,923
$ 3,501
Machinery - Construction & Mining - 0 .74%
Sandvik AB
(b)
121,000 2,157
Machinery - Diversified - 1 .27%
Atlas Copco AB - A Shares 84,000 3,708
Media - 0 .48%
Wolters Kluwer NV 17,500 1,417
Mining - 5 .22%
Anglo American PLC 95,500 2,241
BHP Group PLC 73,000 1,414
Centamin PLC 680,000 1,094
Centerra Gold Inc 155,000 1,354
Kirkland Lake Gold Ltd 33,500 1,526

Schedule of Investments
International Fund I
October 31, 2020
See accompanying notes.
235
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Polymetal International PLC 78,000 $ 1,658
Regis Resources Ltd 853,000 2,504
Rio Tinto Ltd 22,000 1,431
Saracen Mineral Holdings Ltd
(b)
508,000 2,030
$ 15,252
Miscellaneous Manufacturers - 1 .72%
Elite Material Co Ltd 446,000 2,344
Siemens AG 23,000 2,698
$ 5,042
Oil & Gas - 1 .51%
Beach Energy Ltd 1,542,000 1,279
Reliance Industries Ltd
(d)
57,000 3,139
$ 4,418
Pharmaceuticals - 6 .37%
AstraZeneca PLC 14,000 1,406
Chugai Pharmaceutical Co Ltd 63,000 2,432
Hikma Pharmaceuticals PLC 41,000 1,333
Ipsen SA 15,000 1,366
Novo Nordisk A/S 29,000 1,849
Roche Holding AG 14,500 4,659
Sanofi 29,000 2,619
Sino Biopharmaceutical Ltd 1,269,000 1,286
UCB SA 16,800 1,659
$ 18,609
Private Equity - 0 .56%
Partners Group Holding AG 1,820 1,639
Real Estate - 0 .65%
TAG Immobilien AG
(b)
65,000 1,915
Retail - 3 .30%
Alimentation Couche-Tard Inc 78,000 2,402
ANTA Sports Products Ltd 192,600 2,138
B&M European Value Retail SA 288,000 1,807
Harvey Norman Holdings Ltd 467,000 1,461
JB Hi-Fi Ltd 55,000 1,838
$ 9,646
Semiconductors - 7 .92%
ASML Holding NV 6,300 2,280
Novatek Microelectronics Corp 421,000 3,934
Realtek Semiconductor Corp 196,000 2,442
Samsung Electronics Co Ltd 91,000 4,574
Taiwan Semiconductor Manufacturing Co Ltd 233,854 3,538
Taiwan Semiconductor Manufacturing Co Ltd
ADR
50,700 4,252
Tokyo Electron Ltd 8,000 2,147
$ 23,167
Software - 2 .94%
NetEase Inc ADR 37,355 3,242
Nexon Co Ltd 86,000 2,397
SAP SE 14,600 1,558
TIS Inc 73,000 1,396
$ 8,593
Telecommunications - 2 .00%
KDDI Corp 80,000 2,164
Nice Ltd
(b)
8,300 1,888
Telefonaktiebolaget LM Ericsson 160,000 1,786
$ 5,838
Toys, Games & Hobbies - 0 .55%
Nintendo Co Ltd 3,000 1,622
Transportation - 1 .64%
Canadian National Railway Co 15,000 1,490
Canadian Pacific Railway Ltd 5,300 1,584
Kuehne + Nagel International AG 8,600 1,719
$ 4,793
TOTAL COMMON STOCKS $ 290,943
Total Investments $ 290,946
Other Assets and Liabilities -  0.48% 1,397
TOTAL NET ASSETS - 100.00% $ 292,343
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,600 or 3.28% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 13 .80%
Japan 10 .13%
Taiwan 9 .91%
Canada 8 .27%
France 7 .36%
United Kingdom 7 .02%
Sweden 6 .48%
Australia 6 .15%
Switzerland 5 .91%
Germany 3 .78%
Korea, Republic Of 2 .95%
Netherlands 2 .82%
Italy 2 .56%
Spain 2 .39%
Russian Federation 1 .83%
Denmark 1 .17%
India 1 .07%
Hong Kong 0 .87%
Singapore 0 .74%
Brazil 0 .70%
Israel 0 .65%
Cyprus 0 .57%
Belgium 0 .57%
Malta 0 .54%
Jordan 0 .46%
Turkey 0 .45%
Jersey, Channel Islands 0 .37%
United States 0 .00%
Other Assets and Liabilities
0 .48%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
October 31, 2020
See accompanying notes.
236
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,998 $ 125,839 $ 129,834 $ 3
$ 3,998 $ 125,839 $ 129,834 $ 3
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 14 $ — $ — $ —
$ 14 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
237
INVESTMENT COMPANIES - 1.89% Shares Held Value (000's)
Exchange-Traded Funds - 1.02%
iShares Russell 1000 Growth ETF 130,700 $ 27,392
Technology Select Sector SPDR Fund ETP 446,588 49,509
Vanguard Mega Cap Growth ETF 209,756 37,557
$ 114,458
Money Market Funds - 0.87%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,405,532 1,406
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
95,142,734 95,143
$ 96,549
TOTAL INVESTMENT COMPANIES $ 211,007
COMMON STOCKS - 97.62% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
3,250 $ 1,841
Aerospace & Defense - 1.15%
HEICO Corp 2,623 276
HEICO Corp - Class A 4,572 427
L3Harris Technologies Inc 731,394 117,835
Lockheed Martin Corp 18,860 6,603
Mercury Systems Inc
(d)
3,248 224
Northrop Grumman Corp 11,316 3,280
TransDigm Group Inc 846 404
$ 129,049
Agriculture - 0 .02%
Altria Group Inc 63,935 2,307
Apparel - 0.40%
NIKE Inc 372,935 44,782
VF Corp 1,373 92
$ 44,874
Automobile Manufacturers - 0.20%
Tesla Inc
(d)
56,230 21,819
Automobile Parts & Equipment - 0.52%
Allison Transmission Holdings Inc 5,337 193
Aptiv PLC 596,565 57,563
BorgWarner Inc 2,323 81
$ 57,837
Banks - 0.21%
Goldman Sachs Group Inc/The 126,955 24,000
Beverages - 1.40%
Boston Beer Co Inc/The
(d)
649 675
Brown-Forman Corp - A Shares 2,808 176
Brown-Forman Corp - B Shares 1,929,891 134,533
Coca-Cola Co/The 178,962 8,601
Monster Beverage Corp
(d)
27,036 2,070
PepsiCo Inc 80,345 10,709
$ 156,764
Biotechnology - 1.01%
ACADIA Pharmaceuticals Inc
(d)
7,998 371
Acceleron Pharma Inc
(d)
3,534 370
Alexion Pharmaceuticals Inc
(d)
2,393 275
Alnylam Pharmaceuticals Inc
(d)
8,363 1,028
Amgen Inc 46,421 10,071
Berkeley Lights Inc
(d),(e)
341 25
Biogen Inc
(d)
3,503 883
BioMarin Pharmaceutical Inc
(d)
11,988 892
Bluebird Bio Inc
(d)
2,114 109
Exact Sciences Corp
(d)
9,451 1,170
Exelixis Inc
(d)
8,060 165
Global Blood Therapeutics Inc
(d)
4,279 226
Guardant Health Inc
(d)
6,447 688
Illumina Inc
(d)
11,163 3,267
Incyte Corp
(d)
341,900 29,623
Ionis Pharmaceuticals Inc
(d)
4,699 221
Iovance Biotherapeutics Inc
(d)
9,894 353
Moderna Inc
(d)
20,889 1,409
Regeneron Pharmaceuticals Inc
(d)
7,361 4,001
Royalty Pharma PLC 2,659 98
Sage Therapeutics Inc
(d)
260 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Seagen Inc
(d)
9,573 $ 1,597
Vertex Pharmaceuticals Inc
(d)
268,880 56,024
$ 112,885
Building Materials - 0.01%
Armstrong World Industries Inc 1,271 76
AZEK Co Inc/The
(d)
368 13
Carrier Global Corp 22,823 762
Trex Co Inc
(d)
8,458 588
$ 1,439
Chemicals - 1.72%
Air Products and Chemicals Inc 2,053 567
Ecolab Inc 3,630 667
FMC Corp 1,862 191
NewMarket Corp 416 149
RPM International Inc 7,817 662
Sherwin-Williams Co/The 276,693 190,359
W R Grace & Co 1,517 66
$ 192,661
Commercial Services - 6.60%
2U Inc
(d)
1,792 66
Automatic Data Processing Inc 25,145 3,972
Avalara Inc
(d)
6,032 899
Booz Allen Hamilton Holding Corp 9,892 776
Bright Horizons Family Solutions Inc
(d)
3,039 480
Chegg Inc
(d)
8,858 650
Cintas Corp 530,802 166,964
CoreLogic Inc/United States 293 23
CoStar Group Inc
(d)
49,671 40,909
Dun & Bradstreet Holdings Inc
(d)
3,024 78
Equifax Inc 6,569 897
FleetCor Technologies Inc
(d)
6,034 1,333
Gartner Inc
(d)
6,330 760
Global Payments Inc 811,950 128,077
H&R Block Inc 9,889 171
IHS Markit Ltd 15,837 1,281
MarketAxess Holdings Inc 2,699 1,454
Moody's Corp 12,362 3,250
Morningstar Inc 1,324 252
Paylocity Holding Corp
(d)
2,529 469
PayPal Holdings Inc
(d)
1,846,113 343,617
Quanta Services Inc 2,018 126
Rollins Inc 9,490 549
S&P Global Inc 103,635 33,447
Square Inc
(d)
28,045 4,344
StoneCo Ltd
(d)
13,080 687
TransUnion 12,666 1,009
Verisk Analytics Inc 12,484 2,222
WEX Inc
(d)
323 41
$ 738,803
Computers - 3.94%
Accenture PLC - Class A 44,248 9,598
Apple Inc 2,962,767 322,527
CACI International Inc
(d)
298 62
Crowdstrike Holdings Inc
(d)
8,058 998
Dell Technologies Inc
(d)
1,099 66
EPAM Systems Inc
(d)
3,889 1,202
Fortinet Inc
(d)
9,730 1,074
Genpact Ltd 3,010,624 103,475
Globant SA
(d)
2,818 509
Leidos Holdings Inc 937 78
Lumentum Holdings Inc
(d)
708 59
NetApp Inc 8,779 385
Pure Storage Inc
(d)
10,082 162
Science Applications International Corp 659 50
Zscaler Inc
(d)
5,143 698
$ 440,943

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
238
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.03%
Avery Dennison Corp 2,506 $ 347
Church & Dwight Co Inc 19,370 1,712
Clorox Co/The 6,547 1,357
Reynolds Consumer Products Inc 1,124 32
$ 3,448
Cosmetics & Personal Care - 1.42%
Estee Lauder Cos Inc/The 670,331 147,245
Procter & Gamble Co/The 85,908 11,778
$ 159,023
Distribution & Wholesale - 0.05%
Copart Inc
(d)
15,981 1,764
Fastenal Co 36,536 1,579
IAA Inc
(d)
2,332 132
Pool Corp 2,837 992
WW Grainger Inc 2,391 837
$ 5,304
Diversified Financial Services - 3.78%
Ares Management Corp 7,173 303
Cboe Global Markets Inc 1,741 141
Charles Schwab Corp/The 453,824 18,657
Credit Acceptance Corp
(d),(e)
47 14
Intercontinental Exchange Inc 13,928 1,315
LendingTree Inc
(d)
547 177
LPL Financial Holdings Inc 533 42
Mastercard Inc 681,937 196,835
Rocket Cos Inc
(d),(e)
2,731 50
SLM Corp 7,775 71
T Rowe Price Group Inc 4,206 533
Tradeweb Markets Inc 5,102 278
Virtu Financial Inc 4,054 87
Visa Inc 1,083,880 196,952
Western Union Co/The 5,813 113
XP Inc
(d)
185,687 7,442
$ 423,010
Electric - 0.71%
NextEra Energy Inc 777,192 56,898
NRG Energy Inc 6,172 195
Sempra Energy 175,340 21,981
$ 79,074
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc 3,598 142
Generac Holdings Inc
(d)
4,075 856
Universal Display Corp 3,140 623
$ 1,621
Electronics - 2.67%
Agilent Technologies Inc 1,943 198
Allegion plc 4,378 431
Amphenol Corp 11,504 1,298
Coherent Inc
(d)
1,454 182
Fortive Corp 2,222,275 136,892
Jabil Inc 2,132 71
Keysight Technologies Inc
(d)
4,597 482
Mettler-Toledo International Inc
(d)
1,746 1,742
PerkinElmer Inc 1,578 205
Roper Technologies Inc 422,615 156,934
Waters Corp
(d)
341 76
$ 298,511
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(d)
7,729 758
SolarEdge Technologies Inc
(d)
3,573 921
$ 1,679
Engineering & Construction - 0.00%
frontdoor Inc
(d)
1,265 50
Entertainment - 0.19%
DraftKings Inc
(d)
597,624 21,156
Live Nation Entertainment Inc
(d)
10,377 506
Vail Resorts Inc 252 59
$ 21,721
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.00%
Waste Management Inc 3,988 $ 430
Food - 0.05%
Albertsons Cos Inc
(e)
1,004 15
Beyond Meat Inc
(d)
3,006 428
Campbell Soup Co 6,393 298
Grocery Outlet Holding Corp
(d)
2,712 119
Hershey Co/The 8,336 1,146
Kellogg Co 6,225 391
Lamb Weston Holdings Inc 2,441 155
McCormick & Co Inc/MD 5,073 916
Pilgrim's Pride Corp
(d)
1,168 20
Sprouts Farmers Market Inc
(d)
7,262 138
Sysco Corp 27,170 1,503
$ 5,129
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 1,774 181
MSA Safety Inc 618 81
$ 262
Healthcare - Products - 9.27%
10X Genomics Inc
(d)
4,200 575
Abbott Laboratories 52,343 5,502
ABIOMED Inc
(d)
3,238 815
Adaptive Biotechnologies Corp
(d)
5,573 257
Align Technology Inc
(d)
6,129 2,611
Avantor Inc
(d)
1,323,441 30,797
Baxter International Inc 15,635 1,213
Bio-Techne Corp 2,611 659
Bruker Corp 3,205 136
Cooper Cos Inc/The 429 137
Danaher Corp 826,395 189,691
Edwards Lifesciences Corp
(d)
1,977,050 141,734
Haemonetics Corp
(d)
3,394 343
Hill-Rom Holdings Inc 694 63
Hologic Inc
(d)
13,098 901
ICU Medical Inc
(d)
395 70
IDEXX Laboratories Inc
(d)
6,623 2,813
Insulet Corp
(d)
4,799 1,066
Intuitive Surgical Inc
(d)
453,995 302,852
Masimo Corp
(d)
3,519 788
Novocure Ltd
(d)
7,271 888
Penumbra Inc
(d)
2,412 630
Quidel Corp
(d)
2,717 729
Repligen Corp
(d)
3,818 636
ResMed Inc 11,284 2,166
STERIS PLC 357 63
Stryker Corp 446,126 90,122
Tandem Diabetes Care Inc
(d)
3,809 415
Teleflex Inc 2,136 680
Thermo Fisher Scientific Inc 541,661 256,271
Varian Medical Systems Inc
(d)
833 144
West Pharmaceutical Services Inc 5,773 1,571
$ 1,037,338
Healthcare - Services - 2.32%
Amedisys Inc
(d)
2,309 598
Anthem Inc 102,414 27,939
Centene Corp
(d)
452,252 26,729
Charles River Laboratories International Inc
(d)
3,163 720
Chemed Corp 1,132 541
DaVita Inc
(d)
994 86
Encompass Health Corp 3,218 197
HCA Healthcare Inc 356,224 44,150
Humana Inc 116,041 46,333
IQVIA Holdings Inc
(d)
5,273 812
Laboratory Corp of America Holdings
(d)
374 75
Molina Healthcare Inc
(d)
2,887 538
PPD Inc
(d)
10,529 346
Syneos Health Inc
(d)
551 29
Teladoc Health Inc
(d)
7,641 1,501

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
239
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc 359,030 $ 109,555
$ 260,149
Home Builders - 0.00%
NVR Inc
(d)
23 91
Home Furnishings - 0.00%
Dolby Laboratories Inc 642 48
Tempur Sealy International Inc
(d)
2,557 228
$ 276
Housewares - 0.01%
Scotts Miracle-Gro Co/The 2,775 417
Toro Co/The 7,044 578
$ 995
Insurance - 0.07%
Alleghany Corp 117 64
Aon PLC 17,416 3,204
Axis Capital Holdings Ltd 556 24
Brown & Brown Inc 1,098 48
Erie Indemnity Co 1,048 244
GoHealth Inc
(d)
310 3
Lincoln National Corp 1,998 70
Marsh & McLennan Cos Inc 30,254 3,130
Primerica Inc 1,812 200
Progressive Corp/The 12,337 1,134
RenaissanceRe Holdings Ltd 1,207 195
$ 8,316
Internet - 25.26%
Alibaba Group Holding Ltd ADR
(d)
771,867 235,180
Alphabet Inc - A Shares
(d)
168,164 271,772
Alphabet Inc - C Shares
(d)
223,587 362,436
Amazon.com Inc
(d)
265,512 806,134
Anaplan Inc
(d)
9,535 528
Booking Holdings Inc
(d)
28,732 46,618
CDW Corp/DE 10,383 1,273
eBay Inc 48,066 2,289
Etsy Inc
(d)
8,636 1,050
Expedia Group Inc 1,100 104
Facebook Inc
(d)
1,326,578 349,036
FireEye Inc
(d)
4,405 61
GoDaddy Inc
(d)
12,114 857
Grubhub Inc
(d)
785 58
IAC/InterActiveCorp
(d)
158,812 19,171
Match Group Inc
(d)
1,451,158 169,466
Netflix Inc
(d)
242,046 115,151
NortonLifeLock Inc 40,164 826
Okta Inc
(d)
9,051 1,899
Palo Alto Networks Inc
(d)
7,442 1,646
Pinterest Inc
(d)
24,406 1,439
Proofpoint Inc
(d)
4,140 396
Roku Inc
(d)
8,338 1,688
Shopify Inc
(d)
128,380 118,807
Snap Inc Class A
(d)
2,954,938 116,395
Spotify Technology SA
(d)
297,058 71,262
Tencent Holdings Ltd ADR 1,404,883 107,249
Uber Technologies Inc
(d)
77,655 2,594
VeriSign Inc
(d)
4,436 846
Wayfair Inc
(d)
4,441 1,102
Wix.com Ltd
(d)
78,399 19,390
Zendesk Inc
(d)
8,269 917
Zillow Group Inc - A Shares
(d)
564 50
Zillow Group Inc - C Shares
(d)
1,161 103
$ 2,827,793
Leisure Products & Services - 0.00%
Peloton Interactive Inc
(d)
1,734 191
Planet Fitness Inc
(d)
3,327 197
Polaris Inc 525 48
Virgin Galactic Holdings Inc
(d),(e)
3,695 64
$ 500
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.01%
Las Vegas Sands Corp 10,378 $ 499
Wynn Resorts Ltd 1,765 128
$ 627
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 4,457 245
Vertiv Holdings Co 16,039 283
$ 528
Machinery - Diversified - 0.35%
Cognex Corp 12,054 794
Graco Inc 6,038 374
Ingersoll Rand Inc
(d)
1,026,313 35,859
Nordson Corp 3,432 664
Rockwell Automation Inc 4,121 977
$ 38,668
Media - 0.08%
Altice USA Inc
(d)
22,350 602
Cable One Inc 391 677
Charter Communications Inc
(d)
10,239 6,182
FactSet Research Systems Inc 2,717 833
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
725 25
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,800 62
Nexstar Media Group Inc 2,133 176
Sirius XM Holdings Inc 51,761 297
World Wrestling Entertainment Inc 3,354 122
$ 8,976
Mining - 0.00%
Royal Gold Inc 3,431 408
Miscellaneous Manufacturers - 0.06%
3M Co 29,246 4,677
Axon Enterprise Inc
(d)
4,526 448
Donaldson Co Inc 1,160 55
Illinois Tool Works Inc 10,221 2,002
$ 7,182
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
3,509 995
Packaging & Containers - 0.02%
Amcor PLC 17,516 183
Ball Corp 23,496 2,091
Berry Global Group Inc
(d)
3,299 154
Crown Holdings Inc
(d)
1,021 88
Graphic Packaging Holding Co 4,553 60
$ 2,576
Pharmaceuticals - 4.72%
AbbVie Inc 130,596 11,114
Agios Pharmaceuticals Inc
(d)
392 16
AmerisourceBergen Corp 5,115 491
Becton Dickinson and Co 155,043 35,835
Bristol-Myers Squibb Co 60,272 3,523
Cardinal Health Inc 21,412 980
Cigna Corp 553,746 92,459
DexCom Inc
(d)
455,451 145,553
Eli Lilly and Co 66,427 8,666
GoodRx Holdings Inc
(d)
26,124 1,264
Herbalife Nutrition Ltd
(d)
1,207 55
Horizon Therapeutics Plc
(d)
13,210 990
Johnson & Johnson 27,864 3,820
McKesson Corp 8,812 1,300
Merck & Co Inc 174,132 13,096
Neurocrine Biosciences Inc
(d)
6,729 664
PRA Health Sciences Inc
(d)
3,929 383
Reata Pharmaceuticals Inc
(d)
1,547 181
Sarepta Therapeutics Inc
(d)
5,446 740
Zoetis Inc 1,305,679 207,015
$ 528,145

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
240
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.01%
Cheniere Energy Inc
(d)
16,934 $ 810
Equitrans Midstream Corp 2,845 21
$ 831
Private Equity - 0.00%
Apollo Global Management Inc 6,187 228
Carlyle Group Inc/The 793 20
$ 248
REITs - 1.84%
American Tower Corp 33,578 7,711
Americold Realty Trust 1,588 58
Brookfield Property REIT Inc 3,089 46
CoreSite Realty Corp 1,978 236
Crown Castle International Corp 29,431 4,597
Equinix Inc 6,695 4,896
Equity LifeStyle Properties Inc 5,214 309
Extra Space Storage Inc 6,493 753
Iron Mountain Inc 12,258 319
Public Storage 7,208 1,651
SBA Communications Corp 633,166 183,852
Simon Property Group Inc 17,531 1,101
$ 205,529
Retail - 5.12%
AutoZone Inc
(d)
1,009 1,139
Best Buy Co Inc 3,021 337
Burlington Stores Inc
(d)
4,249 823
CarMax Inc
(d)
230,455 19,921
Carvana Co
(d)
220,986 40,960
Chipotle Mexican Grill Inc
(d)
25,272 30,364
Costco Wholesale Corp 387,799 138,685
Dollar General Corp 367,869 76,778
Dollar Tree Inc
(d)
8,209 741
Domino's Pizza Inc 2,850 1,078
Dunkin' Brands Group Inc 5,108 509
Five Below Inc
(d)
3,993 532
Floor & Decor Holdings Inc
(d)
6,862 501
Home Depot Inc/The 39,392 10,506
Lowe's Cos Inc 57,502 9,091
Lululemon Athletica Inc
(d)
493,871 157,688
McDonald's Corp 6,343 1,351
Ollie's Bargain Outlet Holdings Inc
(d)
3,434 299
O'Reilly Automotive Inc
(d)
5,358 2,339
Ross Stores Inc 812,171 69,173
Starbucks Corp 49,456 4,301
TJX Cos Inc/The 73,419 3,730
Tractor Supply Co 8,459 1,127
Ulta Beauty Inc
(d)
3,662 757
Vroom Inc
(d)
1,391 57
Wendy's Co/The 13,113 286
Williams-Sonoma Inc 897 82
Yum China Holdings Inc 1,806 96
Yum! Brands Inc 1,649 154
$ 573,405
Semiconductors - 2.76%
Advanced Micro Devices Inc
(d)
501,106 37,728
Analog Devices Inc 83 10
Applied Materials Inc 63,692 3,772
ASML Holding NV - NY Reg Shares 163,942 59,217
Broadcom Inc 25,463 8,903
Entegris Inc 9,174 686
Inphi Corp
(d)
3,494 488
IPG Photonics Corp
(d)
188 35
KLA Corp 11,367 2,241
Lam Research Corp 10,086 3,450
Marvell Technology Group Ltd 624,067 23,409
Maxim Integrated Products Inc 6,449 449
Microchip Technology Inc 13,293 1,397
MKS Instruments Inc 3,003 326
Monolithic Power Systems Inc 3,184 1,018
NVIDIA Corp 40,829 20,470
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NXP Semiconductors NV 947,844 $ 128,073
QUALCOMM Inc 81,210 10,018
Teradyne Inc 12,104 1,063
Texas Instruments Inc 27,404 3,962
Xilinx Inc 17,883 2,123
$ 308,838
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 328 48
Software - 19.26%
Activision Blizzard Inc 22,103 1,674
Adobe Inc
(d)
292,477 130,766
Akamai Technologies Inc
(d)
9,642 917
Alteryx Inc
(d),(e)
3,851 483
ANSYS Inc
(d)
6,271 1,909
Aspen Technology Inc
(d)
4,609 506
Atlassian Corp PLC
(d)
10,020 1,920
Autodesk Inc
(d)
759,764 178,955
BigCommerce Holdings Inc
(d),(e)
565 41
Bill.com Holdings Inc
(d)
3,987 399
Black Knight Inc
(d)
11,066 973
Broadridge Financial Solutions Inc 8,375 1,152
Cadence Design Systems Inc
(d)
20,185 2,208
CDK Global Inc 1,384 60
Ceridian HCM Holding Inc
(d)
5,457 471
Cerner Corp 23,939 1,678
Change Healthcare Inc
(d)
12,961 183
Citrix Systems Inc 2,452 278
Cloudflare Inc
(d)
7,976 415
Coupa Software Inc
(d)
4,861 1,301
Datadog Inc
(d)
11,157 1,012
DocuSign Inc
(d)
14,029 2,837
Dropbox Inc - A Shares
(d)
17,953 328
Duck Creek Technologies Inc
(d)
892 39
Dynatrace Inc
(d)
13,379 472
Elastic NV
(d)
4,770 484
Electronic Arts Inc 1,758,520 210,724
Everbridge Inc
(d)
2,506 262
Fair Isaac Corp
(d)
2,048 802
Fastly Inc
(d)
5,767 366
Fidelity National Information Services Inc 328,695 40,952
Fiserv Inc
(d)
7,674 733
Five9 Inc
(d)
4,512 685
Guidewire Software Inc
(d)
1,150 111
HubSpot Inc
(d)
3,026 878
Intuit Inc 928,727 292,252
Jack Henry & Associates Inc 4,367 647
Jamf Holding Corp
(d)
647 21
Manhattan Associates Inc
(d)
4,124 353
Medallia Inc
(d)
5,988 170
Microsoft Corp 3,608,734 730,660
MongoDB Inc
(d)
102,197 23,349
MSCI Inc 6,407 2,241
nCino Inc
(d)
478 34
New Relic Inc
(d)
3,680 223
Nutanix Inc
(d)
13,031 317
Oak Street Health Inc
(d)
680 32
Oracle Corp 119,349 6,697
PagerDuty Inc
(d),(e)
5,003 136
Paychex Inc 16,939 1,393
Paycom Software Inc
(d)
3,605 1,313
Pegasystems Inc 2,589 300
Pluralsight Inc
(d)
7,630 120
PTC Inc
(d)
7,631 640
RealPage Inc
(d)
5,613 313
RingCentral Inc
(d)
5,674 1,466
salesforce.com Inc
(d)
1,230,203 285,739
ServiceNow Inc
(d)
142,833 71,069
Slack Technologies Inc
(d)
648,883 16,598
Smartsheet Inc
(d)
8,081 403

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
241
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(d)
17,491 $ 4,373
Snowflake Inc - Class B
(d),(f),(g)
10,583 2,646
Splunk Inc
(d)
363,465 71,981
SS&C Technologies Holdings Inc 3,431 203
Stripe Inc - Class B
(d),(f),(g),(h)
114,126 1,791
Synopsys Inc
(d)
157,226 33,624
Take-Two Interactive Software Inc
(d)
7,610 1,179
Teradata Corp
(d)
6,146 113
Twilio Inc
(d)
8,966 2,501
Tyler Technologies Inc
(d)
2,867 1,102
Veeva Systems Inc
(d)
10,517 2,840
VMware Inc
(d),(e)
5,781 744
Workday Inc
(d)
12,565 2,640
Zoom Video Communications Inc
(d)
12,660 5,835
Zynga Inc
(d)
53,328 479
$ 2,155,511
Telecommunications - 0.01%
Arista Networks Inc
(d)
3,528 737
CommScope Holding Co Inc
(d)
537 5
Motorola Solutions Inc 294 47
Switch Inc 6,424 90
Ubiquiti Inc 496 92
$ 971
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
14,845 204
Transportation - 0.30%
CH Robinson Worldwide Inc 1,518 134
Expeditors International of Washington Inc 7,444 658
JB Hunt Transport Services Inc 1,654 201
Landstar System Inc 2,263 282
Norfolk Southern Corp 100,485 21,014
Old Dominion Freight Line Inc 6,154 1,172
Union Pacific Corp 26,313 4,662
United Parcel Service Inc 35,732 5,614
XPO Logistics Inc
(d)
378 34
$ 33,771
TOTAL COMMON STOCKS $ 10,927,403
CONVERTIBLE PREFERRED STOCKS
- 0.24% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(d),(f),(g)
48,770 $ 4,188
Internet - 0.10%
Airbnb Inc - Series D 0.00%
(d),(f),(g),(h)
243,054 9,874
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
58,722 2,385
$ 12,259
Software - 0.10%
Nuro - Series C 0.00%
(d),(f),(g)
353,308 4,612
Rappi Inc - Series E 0.00%
(d),(f),(g)
103,387 6,177
$ 10,789
TOTAL CONVERTIBLE PREFERRED STOCKS $ 27,236
PREFERRED STOCKS - 0.53% Shares Held Value (000's)
Automobile Manufacturers - 0.41%
Rivian Automotive Series D 0.00%
(d),(f),(g),(h)
1,213,721 18,800
Rivian Automotive Series E 0.00%
(d),(f),(g)
1,774,321 27,484
$ 46,284
Internet - 0.02%
Doordash 0.00%
(d),(f),(g)
7,400 $ 1,699
Software - 0.07%
Magic Leap Inc - Series C 0.00%
(d),(f),(g),(h)
168,788 389
Magic Leap Inc - Series D 0.00%
(d),(f),(g),(h)
48,744 132
UIPATH Inc Series D-1 0.00%
(d),(f),(g),(h)
345,675 6,427
UIPATH Inc Series D-2 0.00%
(d),(f),(g),(h)
58,044 1,079
UIPATH Inc Series E 0.00%
(d),(f),(g)
9,487 176
$ 8,203
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.03%
Aurora Innovation 0.00%
(d),(f),(g),(h)
327,430 $ 3,026
TOTAL PREFERRED STOCKS $ 59,212
Total Investments $ 11,224,858
Other Assets and Liabilities -  (0.28)% (31,021)
TOTAL NET ASSETS - 100.00% $ 11,193,837
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,406 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $90,885 or
0.81% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26.84%
Technology 26.14%
Communications 25.52%
Consumer, Cyclical 6.95%
Financial 5.90%
Industrial 4.58%
Basic Materials 1.72%
Investment Companies 1.02%
Money Market Funds 0.87%
Utilities 0.71%
Energy 0.03%
Other Assets and Liabilities
(0.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
October 31, 2020
See accompanying notes.
242
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 99,165 $ 3,828,775 $ 3,832,797 $ 95,143
Principal Millennials Index ETF 474 — 507 —
Principal Quality ETF 159 — 163 —
Principal Sustainable Momentum Index ETF 53 — 53 —
Principal U.S. Mega-Cap ETF 398 — 391 —
$ 100,249 $ 3,828,775 $ 3,833,911 $ 95,143
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 852 $ — $ — $ —
Principal Millennials Index ETF 3 94 — (61)
Principal Quality ETF 2 26 — (22)
Principal Sustainable Momentum Index ETF — 3 — (3)
Principal U.S. Mega-Cap ETF 4 30 — (37)
$ 861 $ 153 $ — $ (123)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 9,874 0.08%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 2,385 0.02%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Doordash   0.00% 06/17/2020 1,699 1,699 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 389 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 132 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,612 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 6,177 0.06%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 18,800 0.16%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 27,484 0.25%
Snowflake Inc - Class B 03/17/2020 410 2,646 0.02%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 4,534 6,427 0.06%
UIPATH Inc Series D-2   0.00% 04/26/2019 761 1,079 0.01%
UIPATH Inc Series E   0.00% 07/09/2020 176 176 0.00%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,188 0.04%
Total $ 90,885 0.81%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 112 $ 18,282 $ (549)
Total $ (549)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
243
INVESTMENT COMPANIES - 1 .67 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Core S&P 500 ETF 47,300 $ 15,496
Money Market Funds - 1 .40%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
1,206,287 1,206
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
79,782,660 79,783
$ 80,989
TOTAL INVESTMENT COMPANIES $ 96,485
COMMON STOCKS - 98 .30 % Shares Held Value (000's)
Advertising - 0 .06%
Interpublic Group of Cos Inc/The 81,644 $ 1,477
Omnicom Group Inc 44,988 2,123
$ 3,600
Aerospace & Defense - 1 .45%
Boeing Co/The 111,095 16,041
General Dynamics Corp 48,664 6,391
Howmet Aerospace Inc 82,187 1,418
L3Harris Technologies Inc 45,267 7,293
Lockheed Martin Corp 51,510 18,035
Northrop Grumman Corp 32,465 9,409
Raytheon Technologies Corp 319,865 17,375
Teledyne Technologies Inc
(d)
7,719 2,386
TransDigm Group Inc 11,350 5,419
$ 83,767
Agriculture - 0 .74%
Altria Group Inc 389,117 14,039
Archer-Daniels-Midland Co 116,343 5,380
Philip Morris International Inc 326,070 23,158
$ 42,577
Airlines - 0 .23%
Alaska Air Group Inc 25,887 981
American Airlines Group Inc
(e)
106,483 1,201
Delta Air Lines Inc 133,556 4,092
Southwest Airlines Co 123,509 4,882
United Airlines Holdings Inc
(d)
60,925 2,063
$ 13,219
Apparel - 0 .71%
Hanesbrands Inc 72,899 1,171
NIKE Inc 260,654 31,299
PVH Corp 14,853 866
Ralph Lauren Corp 10,084 674
Tapestry Inc 57,840 1,286
Under Armour Inc - Class A
(d)
39,474 546
Under Armour Inc - Class C
(d)
40,717 498
VF Corp 66,899 4,496
$ 40,836
Automobile Manufacturers - 0 .49%
Cummins Inc 30,921 6,799
Ford Motor Co 818,173 6,325
General Motors Co 263,690 9,105
PACCAR Inc 72,477 6,188
$ 28,417
Automobile Parts & Equipment - 0 .12%
Aptiv PLC 56,537 5,455
BorgWarner Inc 43,396 1,518
$ 6,973
Banks - 4 .12%
Bank of America Corp 1,596,427 37,835
Bank of New York Mellon Corp/The 170,645 5,863
Citigroup Inc 435,908 18,055
Citizens Financial Group Inc 89,371 2,435
Comerica Inc 29,112 1,325
Fifth Third Bancorp 149,130 3,463
First Republic Bank/CA 36,037 4,546
Goldman Sachs Group Inc/The 72,043 13,619
Huntington Bancshares Inc/OH 213,007 2,224
JPMorgan Chase & Co 638,118 62,561
KeyCorp 204,358 2,653
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 26,859 $ 2,782
Morgan Stanley 299,207 14,407
Northern Trust Corp 43,571 3,410
PNC Financial Services Group Inc/The 88,883 9,944
Regions Financial Corp 201,042 2,674
State Street Corp 73,782 4,346
SVB Financial Group
(d)
10,838 3,151
Truist Financial Corp 282,167 11,885
US Bancorp 287,021 11,179
Wells Fargo & Co 862,670 18,504
Zions Bancorp NA 34,333 1,108
$ 237,969
Beverages - 1 .62%
Brown-Forman Corp - B Shares 38,217 2,664
Coca-Cola Co/The 809,455 38,903
Constellation Brands Inc 35,180 5,813
Molson Coors Beverage Co 39,376 1,388
Monster Beverage Corp
(d)
77,300 5,919
PepsiCo Inc 289,919 38,643
$ 93,330
Biotechnology - 1 .71%
Alexion Pharmaceuticals Inc
(d)
45,890 5,284
Amgen Inc 122,635 26,605
Biogen Inc
(d)
33,150 8,356
Bio-Rad Laboratories Inc
(d)
4,480 2,627
Corteva Inc 156,738 5,169
Gilead Sciences Inc 262,509 15,265
Illumina Inc
(d)
30,571 8,948
Incyte Corp
(d)
38,922 3,372
Regeneron Pharmaceuticals Inc
(d)
21,890 11,899
Vertex Pharmaceuticals Inc
(d)
54,537 11,363
$ 98,888
Building Materials - 0 .43%
Carrier Global Corp 170,479 5,692
Fortune Brands Home & Security Inc 28,925 2,339
Johnson Controls International plc 155,791 6,576
Martin Marietta Materials Inc 13,039 3,473
Masco Corp 54,760 2,935
Vulcan Materials Co 27,732 4,017
$ 25,032
Chemicals - 1 .72%
Air Products and Chemicals Inc 46,253 12,777
Albemarle Corp 22,269 2,076
Celanese Corp 24,768 2,811
CF Industries Holdings Inc 44,783 1,237
Dow Inc 155,178 7,059
DuPont de Nemours Inc 153,651 8,740
Eastman Chemical Co 28,340 2,291
Ecolab Inc 51,985 9,544
FMC Corp 27,128 2,787
International Flavors & Fragrances Inc 22,390 2,299
Linde PLC 110,002 24,238
LyondellBasell Industries NV 53,823 3,684
Mosaic Co/The 72,231 1,336
PPG Industries Inc 49,409 6,409
Sherwin-Williams Co/The 17,158 11,804
$ 99,092
Commercial Services - 2 .35%
Automatic Data Processing Inc 90,027 14,221
Cintas Corp 18,205 5,727
Equifax Inc 25,431 3,474
FleetCor Technologies Inc
(d)
17,597 3,887
Gartner Inc
(d)
18,684 2,244
Global Payments Inc 62,656 9,883
IHS Markit Ltd 78,100 6,316
MarketAxess Holdings Inc 7,952 4,285
Moody's Corp 33,801 8,886
Nielsen Holdings PLC 74,698 1,009
PayPal Holdings Inc
(d)
245,669 45,726

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
244
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc 28,898 $ 1,804
Robert Half International Inc 24,003 1,217
Rollins Inc 30,881 1,787
S&P Global Inc 50,463 16,286
United Rentals Inc
(d)
15,093 2,691
Verisk Analytics Inc 34,000 6,051
$ 135,494
Computers - 7 .70%
Accenture PLC - Class A 133,209 28,894
Apple Inc 3,366,133 366,437
Cognizant Technology Solutions Corp 113,535 8,109
DXC Technology Co 53,224 981
Fortinet Inc
(d)
28,124 3,104
Hewlett Packard Enterprise Co 269,347 2,327
HP Inc 287,588 5,165
International Business Machines Corp 186,471 20,821
Leidos Holdings Inc 27,986 2,323
NetApp Inc 46,483 2,040
Seagate Technology PLC 46,731 2,235
Western Digital Corp 63,343 2,390
$ 444,826
Consumer Products - 0 .38%
Avery Dennison Corp 17,475 2,418
Church & Dwight Co Inc 51,782 4,577
Clorox Co/The 26,426 5,477
Kimberly-Clark Corp 71,408 9,468
$ 21,940
Cosmetics & Personal Care - 1 .66%
Colgate-Palmolive Co 179,525 14,163
Estee Lauder Cos Inc/The 47,229 10,374
Procter & Gamble Co/The 521,285 71,468
$ 96,005
Distribution & Wholesale - 0 .31%
Copart Inc
(d)
43,259 4,774
Fastenal Co 120,107 5,192
LKQ Corp
(d)
58,616 1,875
Pool Corp 8,388 2,935
WW Grainger Inc 9,423 3,298
$ 18,074
Diversified Financial Services - 3 .76%
American Express Co 136,556 12,459
Ameriprise Financial Inc 25,183 4,050
BlackRock Inc 29,695 17,793
Capital One Financial Corp 95,610 6,987
Cboe Global Markets Inc 22,771 1,851
Charles Schwab Corp/The 309,994 12,744
CME Group Inc 75,090 11,318
Discover Financial Services 64,159 4,171
Franklin Resources Inc 56,008 1,050
Intercontinental Exchange Inc 117,515 11,093
Invesco Ltd 78,836 1,033
Mastercard Inc 184,963 53,388
Nasdaq Inc 24,074 2,913
Raymond James Financial Inc 25,559 1,954
Synchrony Financial 113,671 2,844
T Rowe Price Group Inc 47,526 6,020
Visa Inc 353,022 64,148
Western Union Co/The 86,058 1,673
$ 217,489
Electric - 2 .98%
AES Corp/The 139,267 2,716
Alliant Energy Corp 52,271 2,890
Ameren Corp 51,734 4,197
American Electric Power Co Inc 103,886 9,343
CenterPoint Energy Inc 114,075 2,410
CMS Energy Corp 59,942 3,796
Consolidated Edison Inc 70,038 5,497
Dominion Energy Inc 175,910 14,133
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
DTE Energy Co 40,338 $ 4,979
Duke Energy Corp 153,987 14,184
Edison International 79,193 4,438
Entergy Corp 41,921 4,243
Evergy Inc 47,494 2,622
Eversource Energy 71,747 6,261
Exelon Corp 204,045 8,139
FirstEnergy Corp 113,508 3,373
NextEra Energy Inc 410,100 30,023
NRG Energy Inc 51,118 1,616
Pinnacle West Capital Corp 23,566 1,922
PPL Corp 160,970 4,427
Public Service Enterprise Group Inc 105,897 6,158
Sempra Energy 60,566 7,593
Southern Co/The 221,136 12,704
WEC Energy Group Inc 66,047 6,641
Xcel Energy Inc 109,998 7,703
$ 172,008
Electrical Components & Equipment - 0 .22%
AMETEK Inc 48,080 4,721
Emerson Electric Co 125,125 8,107
$ 12,828
Electronics - 1 .37%
Agilent Technologies Inc 64,555 6,590
Allegion plc 19,312 1,902
Amphenol Corp 62,474 7,050
FLIR Systems Inc 27,453 952
Fortive Corp 70,576 4,347
Garmin Ltd 31,231 3,249
Honeywell International Inc 146,941 24,238
Keysight Technologies Inc
(d)
39,183 4,109
Mettler-Toledo International Inc
(d)
5,019 5,009
PerkinElmer Inc 23,410 3,033
Roper Technologies Inc 21,924 8,141
TE Connectivity Ltd 69,103 6,695
Vontier Corp
(d)
28,230 811
Waters Corp
(d)
12,965 2,889
$ 79,015
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 27,263 2,590
Entertainment - 0 .03%
Live Nation Entertainment Inc
(d)
29,758 1,452
Environmental Control - 0 .25%
Pentair PLC 34,738 1,728
Republic Services Inc 44,013 3,881
Waste Management Inc 81,380 8,782
$ 14,391
Food - 1 .17%
Campbell Soup Co 42,388 1,978
Conagra Brands Inc 102,278 3,589
General Mills Inc 127,915 7,562
Hershey Co/The 30,864 4,243
Hormel Foods Corp 58,752 2,861
J M Smucker Co/The 23,885 2,680
Kellogg Co 53,132 3,341
Kraft Heinz Co/The 135,672 4,150
Kroger Co/The 162,884 5,247
Lamb Weston Holdings Inc 30,427 1,931
McCormick & Co Inc/MD 25,950 4,684
Mondelez International Inc 299,070 15,887
Sysco Corp 106,478 5,889
Tyson Foods Inc 61,611 3,526
$ 67,568
Forest Products & Paper - 0 .06%
International Paper Co 82,307 3,601

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
245
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 25,827 $ 2,368
NiSource Inc 80,199 1,842
$ 4,210
Hand & Machine Tools - 0 .13%
Snap-on Inc 11,403 1,796
Stanley Black & Decker Inc 33,433 5,557
$ 7,353
Healthcare - Products - 4 .28%
Abbott Laboratories 370,720 38,966
ABIOMED Inc
(d)
9,433 2,376
Align Technology Inc
(d)
15,014 6,397
Baxter International Inc 105,997 8,222
Boston Scientific Corp
(d)
299,559 10,266
Cooper Cos Inc/The 10,289 3,283
Danaher Corp 132,198 30,345
DENTSPLY SIRONA Inc 45,749 2,159
Edwards Lifesciences Corp
(d)
130,181 9,333
Henry Schein Inc
(d)
29,892 1,901
Hologic Inc
(d)
54,226 3,732
IDEXX Laboratories Inc
(d)
17,810 7,566
Intuitive Surgical Inc
(d)
24,504 16,346
Medtronic PLC 281,456 28,306
ResMed Inc 30,339 5,823
STERIS PLC 17,808 3,155
Stryker Corp 68,420 13,822
Teleflex Inc 9,742 3,100
Thermo Fisher Scientific Inc 82,831 39,189
Varian Medical Systems Inc
(d)
19,080 3,297
West Pharmaceutical Services Inc 15,461 4,206
Zimmer Biomet Holdings Inc 43,352 5,727
$ 247,517
Healthcare - Services - 2 .08%
Anthem Inc 52,663 14,366
Catalent Inc
(d)
34,367 3,016
Centene Corp
(d)
121,331 7,171
DaVita Inc
(d)
16,857 1,454
HCA Healthcare Inc 55,207 6,842
Humana Inc 27,702 11,061
IQVIA Holdings Inc
(d)
40,048 6,167
Laboratory Corp of America Holdings
(d)
20,393 4,074
Quest Diagnostics Inc 28,120 3,435
UnitedHealth Group Inc 198,986 60,719
Universal Health Services Inc 16,269 1,782
$ 120,087
Home Builders - 0 .24%
DR Horton Inc 69,299 4,630
Lennar Corp - A Shares 57,500 4,038
NVR Inc
(d)
730 2,886
PulteGroup Inc 56,150 2,289
$ 13,843
Home Furnishings - 0 .06%
Leggett & Platt Inc 27,721 1,157
Whirlpool Corp 13,042 2,412
$ 3,569
Housewares - 0 .02%
Newell Brands Inc 79,069 1,396
Insurance - 3 .25%
Aflac Inc 138,822 4,713
Allstate Corp/The 65,394 5,804
American International Group Inc 180,370 5,680
Aon PLC 48,502 8,925
Arthur J Gallagher & Co 40,096 4,158
Assurant Inc 12,489 1,553
Berkshire Hathaway Inc - Class B
(d)
415,042 83,797
Chubb Ltd 94,509 12,278
Cincinnati Financial Corp 31,323 2,216
Everest Re Group Ltd 8,369 1,649
Globe Life Inc 20,516 1,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 75,001 $ 2,889
Lincoln National Corp 38,035 1,335
Loews Corp 49,912 1,731
Marsh & McLennan Cos Inc 106,059 10,973
MetLife Inc 161,542 6,114
Principal Financial Group Inc 53,455 2,097
Progressive Corp/The 122,573 11,264
Prudential Financial Inc 82,706 5,295
Travelers Cos Inc/The 53,014 6,399
Unum Group 42,621 753
W R Berkley Corp 29,444 1,770
Willis Towers Watson PLC 26,981 4,923
$ 187,980
Internet - 12 .00%
Alphabet Inc - A Shares
(d)
62,915 101,677
Alphabet Inc - C Shares
(d)
61,474 99,650
Amazon.com Inc
(d)
89,147 270,664
Booking Holdings Inc
(d)
8,575 13,913
CDW Corp/DE 29,871 3,662
eBay Inc 139,215 6,631
Etsy Inc
(d)
24,984 3,038
Expedia Group Inc 28,413 2,675
F5 Networks Inc
(d)
12,806 1,702
Facebook Inc
(d)
503,417 132,454
Netflix Inc
(d)
92,342 43,931
NortonLifeLock Inc 123,745 2,545
Twitter Inc
(d)
165,611 6,850
VeriSign Inc
(d)
21,163 4,036
$ 693,428
Iron & Steel - 0 .05%
Nucor Corp 63,210 3,019
Leisure Products & Services - 0 .08%
Carnival Corp 108,435 1,486
Norwegian Cruise Line Holdings Ltd
(d)
57,709 960
Royal Caribbean Cruises Ltd 37,306 2,105
$ 4,551
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 58,063 5,099
Las Vegas Sands Corp 68,769 3,305
Marriott International Inc/MD 55,682 5,172
MGM Resorts International 85,726 1,763
Wynn Resorts Ltd 20,323 1,472
$ 16,811
Machinery - Construction & Mining - 0 .31%
Caterpillar Inc 113,383 17,807
Machinery - Diversified - 0 .71%
Deere & Co 65,615 14,823
Dover Corp 30,145 3,337
Flowserve Corp 27,253 794
IDEX Corp 15,810 2,694
Ingersoll Rand Inc
(d)
77,718 2,716
Otis Worldwide Corp 85,238 5,223
Rockwell Automation Inc 24,282 5,758
Westinghouse Air Brake Technologies Corp 37,454 2,221
Xylem Inc/NY 37,680 3,283
$ 40,849
Media - 2 .01%
Charter Communications Inc
(d)
31,321 18,912
Comcast Corp - Class A 954,508 40,319
Discovery Inc - A Shares
(d)
33,544 679
Discovery Inc - C Shares
(d)
64,815 1,187
DISH Network Corp
(d)
51,656 1,317
Fox Corp - A Shares 71,960 1,908
Fox Corp - B Shares 32,799 857
News Corp - A Shares 81,448 1,070
News Corp - B Shares 25,497 332
ViacomCBS Inc - Class B 118,043 3,373

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
246
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The 378,369 $ 45,877
$ 115,831
Mining - 0 .27%
Freeport-McMoRan Inc 304,070 5,273
Newmont Corp 168,150 10,566
$ 15,839
Miscellaneous Manufacturers - 1 .19%
3M Co 120,608 19,293
A O Smith Corp 28,344 1,465
Eaton Corp PLC 83,774 8,695
General Electric Co 1,832,796 13,599
Illinois Tool Works Inc 60,241 11,800
Parker-Hannifin Corp 26,918 5,609
Textron Inc 47,746 1,709
Trane Technologies PLC 50,116 6,653
$ 68,823
Office & Business Equipment - 0 .07%
Xerox Holdings Corp 37,465 651
Zebra Technologies Corp
(d)
11,168 3,168
$ 3,819
Oil & Gas - 1 .60%
Apache Corp 79,033 656
Cabot Oil & Gas Corp 83,456 1,485
Chevron Corp 403,072 28,014
Concho Resources Inc 41,187 1,710
ConocoPhillips 224,578 6,427
Devon Energy Corp 80,151 716
Diamondback Energy Inc 33,045 858
EOG Resources Inc 121,912 4,174
Exxon Mobil Corp 885,323 28,879
Hess Corp 57,235 2,130
HollyFrontier Corp 31,209 578
Marathon Oil Corp 165,294 655
Marathon Petroleum Corp 136,244 4,019
Occidental Petroleum Corp 175,280 1,600
Phillips 66 91,436 4,266
Pioneer Natural Resources Co 34,396 2,737
Valero Energy Corp 85,377 3,296
$ 92,200
Oil & Gas Services - 0 .17%
Baker Hughes Co 137,423 2,030
Halliburton Co 183,937 2,218
National Oilwell Varco Inc 81,299 683
Schlumberger NV 290,645 4,342
TechnipFMC PLC 88,435 489
$ 9,762
Packaging & Containers - 0 .26%
Amcor PLC 328,414 3,425
Ball Corp 68,377 6,086
Packaging Corp of America 19,857 2,273
Sealed Air Corp 32,595 1,291
Westrock Co 54,363 2,041
$ 15,116
Pharmaceuticals - 5 .46%
AbbVie Inc 369,527 31,447
AmerisourceBergen Corp 30,774 2,956
Becton Dickinson and Co 60,694 14,028
Bristol-Myers Squibb Co 471,937 27,585
Cardinal Health Inc 61,232 2,804
Cigna Corp 76,886 12,838
CVS Health Corp 274,021 15,370
DexCom Inc
(d)
20,047 6,406
Eli Lilly and Co 166,223 21,685
Johnson & Johnson 551,270 75,585
McKesson Corp 33,959 5,008
Merck & Co Inc 529,582 39,830
Mylan NV
(d)
108,240 1,574
Perrigo Co PLC 28,575 1,253
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 1,163,520 $ 41,282
Zoetis Inc 99,487 15,774
$ 315,425
Pipelines - 0 .22%
Kinder Morgan Inc 407,594 4,851
ONEOK Inc 93,007 2,697
Williams Cos Inc/The 254,099 4,876
$ 12,424
Real Estate - 0 .06%
CBRE Group Inc
(d)
70,201 3,538
REITs - 2 .51%
Alexandria Real Estate Equities Inc 24,557 3,721
American Tower Corp 92,878 21,329
Apartment Investment and Management Co 31,169 994
AvalonBay Communities Inc 29,469 4,100
Boston Properties Inc 29,653 2,147
Crown Castle International Corp 87,870 13,725
Digital Realty Trust Inc 56,321 8,127
Duke Realty Corp 77,588 2,948
Equinix Inc 18,544 13,560
Equity Residential 71,699 3,368
Essex Property Trust Inc 13,653 2,793
Extra Space Storage Inc 27,024 3,134
Federal Realty Investment Trust 14,412 991
Healthpeak Properties Inc 112,715 3,040
Host Hotels & Resorts Inc 147,670 1,548
Iron Mountain Inc 60,333 1,572
Kimco Realty Corp 90,559 929
Mid-America Apartment Communities Inc 23,946 2,793
Prologis Inc 154,686 15,345
Public Storage 31,842 7,294
Realty Income Corp 72,244 4,180
Regency Centers Corp 33,030 1,176
SBA Communications Corp 23,439 6,806
Simon Property Group Inc 64,049 4,023
SL Green Realty Corp 15,337 657
UDR Inc 61,782 1,930
Ventas Inc 78,118 3,083
Vornado Realty Trust 32,819 1,009
Welltower Inc 87,376 4,698
Weyerhaeuser Co 156,256 4,264
$ 145,284
Retail - 5 .60%
Advance Auto Parts Inc 14,476 2,132
AutoZone Inc
(d)
4,893 5,524
Best Buy Co Inc 48,233 5,380
CarMax Inc
(d)
34,144 2,951
Chipotle Mexican Grill Inc
(d)
5,857 7,037
Costco Wholesale Corp 92,449 33,062
Darden Restaurants Inc 27,237 2,504
Dollar General Corp 52,143 10,883
Dollar Tree Inc
(d)
49,688 4,488
Domino's Pizza Inc 8,239 3,117
Gap Inc/The 43,022 837
Genuine Parts Co 30,206 2,732
Home Depot Inc/The 225,394 60,115
L Brands Inc 48,875 1,564
Lowe's Cos Inc 158,238 25,017
McDonald's Corp 155,803 33,186
O'Reilly Automotive Inc
(d)
15,510 6,772
Ross Stores Inc 74,523 6,347
Starbucks Corp 244,769 21,285
Target Corp 104,821 15,956
Tiffany & Co 22,617 2,959
TJX Cos Inc/The 251,063 12,754
Tractor Supply Co 24,334 3,242
Ulta Beauty Inc
(d)
11,793 2,438
Walgreens Boots Alliance Inc 150,593 5,126
Walmart Inc 290,737 40,340

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
247
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 63,108 $ 5,890
$ 323,638
Savings & Loans - 0 .02%
People's United Financial Inc 88,941 949
Semiconductors - 4 .95%
Advanced Micro Devices Inc
(d)
245,827 18,508
Analog Devices Inc 77,379 9,172
Applied Materials Inc 191,226 11,326
Broadcom Inc 84,211 29,443
Intel Corp 890,508 39,432
IPG Photonics Corp
(d)
7,469 1,389
KLA Corp 32,550 6,418
Lam Research Corp 30,492 10,431
Maxim Integrated Products Inc 55,900 3,893
Microchip Technology Inc 52,858 5,554
Micron Technology Inc
(d)
232,625 11,710
NVIDIA Corp 129,190 64,771
Qorvo Inc
(d)
23,919 3,046
QUALCOMM Inc 236,239 29,142
Skyworks Solutions Inc 34,974 4,942
Teradyne Inc 34,763 3,054
Texas Instruments Inc 191,784 27,730
Xilinx Inc 51,154 6,072
$ 286,033
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 8,478 1,250
Software - 10 .12%
Activision Blizzard Inc 161,617 12,239
Adobe Inc
(d)
100,435 44,905
Akamai Technologies Inc
(d)
34,066 3,240
ANSYS Inc
(d)
17,965 5,468
Autodesk Inc
(d)
45,913 10,814
Broadridge Financial Solutions Inc 24,112 3,318
Cadence Design Systems Inc
(d)
58,375 6,385
Cerner Corp 63,940 4,482
Citrix Systems Inc 25,864 2,930
Electronic Arts Inc 60,470 7,246
Fidelity National Information Services Inc 129,734 16,164
Fiserv Inc
(d)
116,377 11,111
Intuit Inc 54,819 17,250
Jack Henry & Associates Inc 16,047 2,379
Microsoft Corp 1,584,543 320,822
MSCI Inc 17,514 6,127
Oracle Corp 404,795 22,713
Paychex Inc 67,080 5,517
Paycom Software Inc
(d)
10,253 3,733
salesforce.com Inc
(d)
190,538 44,256
ServiceNow Inc
(d)
40,160 19,982
Synopsys Inc
(d)
31,775 6,795
Take-Two Interactive Software Inc
(d)
23,940 3,709
Tyler Technologies Inc
(d)
8,426 3,239
$ 584,824
Telecommunications - 2 .62%
Arista Networks Inc
(d)
11,460 2,394
AT&T Inc 1,491,859 40,310
CenturyLink Inc 206,825 1,783
Cisco Systems Inc 886,411 31,822
Corning Inc 159,328 5,094
Juniper Networks Inc 69,462 1,370
Motorola Solutions Inc 35,550 5,619
T-Mobile US Inc
(d)
121,812 13,347
Verizon Communications Inc 866,441 49,378
$ 151,117
Textiles - 0 .02%
Mohawk Industries Inc
(d)
12,520 1,292
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 26,681 2,207
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .74%
CH Robinson Worldwide Inc 28,230 $ 2,497
CSX Corp 160,189 12,645
Expeditors International of Washington Inc 35,104 3,102
FedEx Corp 50,469 13,095
JB Hunt Transport Services Inc 17,452 2,125
Kansas City Southern 19,755 3,480
Norfolk Southern Corp 53,416 11,170
Old Dominion Freight Line Inc 20,144 3,835
Union Pacific Corp 142,137 25,185
United Parcel Service Inc 148,050 23,260
$ 100,394
Water - 0 .10%
American Water Works Co Inc 37,940 5,710
TOTAL COMMON STOCKS $ 5,678,876
Total Investments $ 5,775,361
Other Assets and Liabilities -  0.03% 1,844
TOTAL NET ASSETS - 100.00% $ 5,777,205
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,206 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .84%
Consumer, Non-cyclical 21 .45%
Communications 16 .69%
Financial 13 .72%
Consumer, Cyclical 8 .24%
Industrial 8 .12%
Utilities 3 .15%
Basic Materials 2 .10%
Energy 1 .99%
Money Market Funds 1 .40%
Investment Companies 0 .27%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2020
See accompanying notes.
248
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 20,673 $ 1,595,977 $ 1,536,867 $ 79,783
$ 20,673 $ 1,595,977 $ 1,536,867 $ 79,783
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 509 $ — $ — $ —
$ 509 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2020 Long 522 $ 85,209 $ (2,794)
Total $ (2,794)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2020
See accompanying notes.
249
INVESTMENT COMPANIES - 0.00% Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,198 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99.97% Shares Held Value (000's)
Aerospace & Defense - 5.33%
HEICO Corp - Class A 2,326,961 $ 217,571
TransDigm Group Inc 1,642,376 784,087
$ 1,001,658
Banks - 1.10%
First Republic Bank/CA 1,259,543 158,879
M&T Bank Corp 470,779 48,763
$ 207,642
Beverages - 0.55%
Brown-Forman Corp - B Shares 1,480,601 103,213
Building Materials - 4.34%
Martin Marietta Materials Inc 916,400 244,083
Summit Materials Inc
(b)
4,403,603 77,900
Vulcan Materials Co 3,414,950 494,621
$ 816,604
Chemicals - 0.70%
Air Products and Chemicals Inc 473,004 130,663
Commercial Services - 10.70%
Bright Horizons Family Solutions Inc
(b)
623,471 98,539
CoStar Group Inc
(b)
519,049 427,494
Equifax Inc 95,333 13,022
Everarc Holdings Ltd
(a),(b)
2,883,826 37,416
Everarc Holdings Ltd - Warrants
(b)
2,883,826 865
Gartner Inc
(b)
2,363,530 283,860
IHS Markit Ltd 3,299,438 266,825
Moody's Corp 698,192 183,555
S&P Global Inc 245,966 79,381
Square Inc
(b)
652,596 101,074
TransUnion 3,222,517 256,706
Verisk Analytics Inc 1,483,686 264,052
$ 2,012,789
Distribution & Wholesale - 4.41%
Copart Inc
(b)
5,275,487 582,203
Fastenal Co 5,726,492 247,556
$ 829,759
Diversified Financial Services - 1.30%
Credit Acceptance Corp
(b)
820,159 244,506
Electric - 2.43%
Brookfield Infrastructure Partners LP 7,362,077 315,833
Brookfield Renewable Corp 489,666 32,695
Brookfield Renewable Partners LP 1,990,326 107,975
$ 456,503
Electronics - 3.33%
Mettler-Toledo International Inc
(b)
283,057 282,466
Roper Technologies Inc 928,150 344,659
$ 627,125
Entertainment - 3.21%
Liberty Media Corp-Liberty Braves - A Shares
(b)
146,140 3,025
Liberty Media Corp-Liberty Braves - C Shares
(b)
587,859 12,034
Live Nation Entertainment Inc
(b)
5,655,249 275,976
Vail Resorts Inc 1,346,519 312,446
$ 603,481
Gas - 0.17%
Brookfield Infrastructure Corp 596,120 32,471
Hand & Machine Tools - 0.27%
Colfax Corp
(b)
1,877,564 51,051
Healthcare - Products - 1.46%
IDEXX Laboratories Inc
(b)
646,675 274,720
Home Builders - 2.45%
Lennar Corp - A Shares 2,896,409 203,415
Lennar Corp - B Shares 37,905 2,156
NVR Inc
(b)
64,535 255,113
$ 460,684
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7.83%
Aon PLC 755,190 $ 138,963
Arch Capital Group Ltd
(b)
8,784,481 265,379
Brown & Brown Inc 6,144,327 267,340
Fidelity National Financial Inc 6,975,335 218,258
Markel Corp
(b)
465,680 434,386
Progressive Corp/The 1,620,418 148,916
$ 1,473,242
Internet - 4.48%
VeriSign Inc
(b)
1,818,142 346,720
Wix.com Ltd
(b)
2,000,934 494,871
$ 841,591
Investment Companies - 0.07%
Brookfield Business Partners LP 459,540 13,368
Lodging - 3.00%
Hilton Worldwide Holdings Inc 5,155,385 452,694
Hyatt Hotels Corp
(a)
2,031,612 112,023
$ 564,717
Machinery - Diversified - 0.14%
Cognex Corp 409,708 27,000
Media - 3.82%
Liberty Broadband Corp - A Shares
(b)
688,662 96,791
Liberty Broadband Corp - C Shares
(b)
2,016,426 285,748
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
513,920 17,113
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
4,413,887 159,474
Liberty Media Corp-Liberty SiriusXM - A Shares
(b)
1,022,267 35,340
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
3,562,429 123,260
$ 717,726
Private Equity - 6.32%
Brookfield Asset Management Inc 22,637,457 674,144
KKR & Co Inc 11,374,620 388,443
Onex Corp 2,950,983 125,476
$ 1,188,063
Real Estate - 3.13%
Brookfield Property Partners LP 2,697,665 37,471
CBRE Group Inc
(b)
6,880,044 346,754
Howard Hughes Corp/The
(b)
2,182,672 135,740
Kennedy-Wilson Holdings Inc 5,215,351 68,738
$ 588,703
REITs - 3.46%
Equinix Inc 160,389 117,283
SBA Communications Corp 1,725,374 500,997
Vornado Realty Trust 1,052,133 32,332
$ 650,612
Retail - 10.15%
Cannae Holdings Inc
(b)
1,063,699 39,336
CarMax Inc
(b)
6,466,156 558,935
Dollar General Corp 509,843 106,409
Domino's Pizza Inc 726,701 274,925
O'Reilly Automotive Inc
(b)
1,133,012 494,673
Restaurant Brands International Inc 6,059,816 315,110
Ross Stores Inc 1,411,061 120,180
$ 1,909,568
Semiconductors - 1.57%
Microchip Technology Inc 2,802,754 294,51 2
Software - 12.16%
ANSYS Inc
(b)
1,162,497 353,829
Autodesk Inc
(b)
2,179,403 513,337
Black Knight Inc
(b)
6,257,143 550,316
Guidewire Software Inc
(b)
2,602,075 250,085
MSCI Inc 468,652 163,953
RealPage Inc
(b)
3,456,593 192,498
Slack Technologies Inc
(b)
3,467,941 88,710
Tyler Technologies Inc
(b)
455,528 175,096
$ 2,287,824

Schedule of Investments
MidCap Fund
October 31, 2020
See accompanying notes.
250
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2.09%
GCI Liberty Inc
(b)
2,431,372 $ 197,500
Motorola Solutions Inc 1,238,045 195,686
$ 393,186
TOTAL COMMON STOCKS $ 18,802,98 1
Total Investments $ 18,802,98 3
Other Assets and Liabilities -  0.03% 5,97 4
TOTAL NET ASSETS - 100.00% $ 18,808,957
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 23.22%
Financial 23.21%
Technology 13.73%
Industrial 13.41%
Consumer, Non-cyclical 12.71%
Communications 10.39%
Utilities 2.60%
Basic Materials 0.70%
Money Market Funds 0.00%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Everarc Holdings Ltd $ — $ 28,839 $ — $ 37,416
Hyatt Hotels Corp 136,813 14,169 1,744 112,023
Principal Government Money Market Fund - Institutional Class 0.00% 67,193 2,301,835 2,369,026 2
$ 204,006 $ 2,344,843 $ 2,370,770 $ 149,441
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ 8,577
Hyatt Hotels Corp 723 37 — (37,252)
Principal Government Money Market Fund - Institutional Class 0.00% 125 — — —
$ 848 $ 37 $ — $ (28,675)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
251
INVESTMENT COMPANIES - 1 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares Russell Mid-Cap Value ETF 68,433 $ 5,584
Money Market Funds - 1 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
615,012 615
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
22,288,805 22,289
$ 22,904
TOTAL INVESTMENT COMPANIES $ 28,488
COMMON STOCKS - 98 .81 % Shares Held Value (000's)
Advertising - 1 .07%
Interpublic Group of Cos Inc/The 1,230,135 $ 22,253
Omnicom Group Inc 9,515 449
$ 22,702
Aerospace & Defense - 0 .09%
HEICO Corp 414 44
HEICO Corp - Class A 679 63
Hexcel Corp 3,726 125
Howmet Aerospace Inc 17,662 305
Mercury Systems Inc
(d)
477 33
Spirit AeroSystems Holdings Inc 4,687 85
Teledyne Technologies Inc
(d)
1,621 501
TransDigm Group Inc 1,818 868
$ 2,024
Agriculture - 1 .86%
Archer-Daniels-Midland Co 849,677 39,289
Bunge Ltd 6,037 343
$ 39,632
Airlines - 0 .39%
Alaska Air Group Inc 145,314 5,506
American Airlines Group Inc
(e)
22,505 254
Copa Holdings SA 1,399 69
Delta Air Lines Inc 28,395 870
JetBlue Airways Corp
(d)
12,052 144
Southwest Airlines Co 26,250 1,037
United Airlines Holdings Inc
(d)
12,985 440
$ 8,320
Apparel - 0 .50%
Capri Holdings Ltd
(d)
6,345 135
Carter's Inc 1,915 156
Columbia Sportswear Co 1,286 96
Hanesbrands Inc 521,642 8,382
PVH Corp 3,140 183
Ralph Lauren Corp 2,133 143
Skechers USA Inc
(d)
5,981 190
Tapestry Inc 12,369 275
Under Armour Inc - Class A
(d)
8,415 116
Under Armour Inc - Class C
(d)
8,465 103
VF Corp 13,526 909
$ 10,688
Automobile Manufacturers - 0 .39%
Cummins Inc 6,566 1,444
Ford Motor Co 726,061 5,612
PACCAR Inc 15,110 1,290
$ 8,346
Automobile Parts & Equipment - 2 .42%
Allison Transmission Holdings Inc 1,771 64
Aptiv PLC 173,931 16,782
BorgWarner Inc 970,754 33,957
Gentex Corp 10,973 304
Lear Corp 2,678 324
$ 51,431
Banks - 3 .94%
Associated Banc-Corp 6,776 93
Bank of Hawaii Corp 38,433 2,331
Bank OZK 5,459 135
BOK Financial Corp 1,399 82
Citizens Financial Group Inc 19,071 520
Comerica Inc 6,222 283
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 4,496 $ 280
Cullen/Frost Bankers Inc 2,503 176
East West Bancorp Inc 6,304 230
Fifth Third Bancorp 31,834 739
First Citizens BancShares Inc/NC 291 135
First Hawaiian Inc 5,793 100
First Horizon National Corp 24,399 254
First Republic Bank/CA 7,621 961
FNB Corp/PA 14,362 109
Huntington Bancshares Inc/OH 45,189 472
KeyCorp 43,480 564
M&T Bank Corp 29,373 3,042
Northern Trust Corp 8,598 673
PacWest Bancorp 5,217 100
Pinnacle Financial Partners Inc 3,301 151
Popular Inc 3,691 156
Prosperity Bancshares Inc 373,991 20,611
Regions Financial Corp 43,001 572
Signature Bank/New York NY 2,326 188
State Street Corp 15,679 923
SVB Financial Group
(d)
25,163 7,315
Synovus Financial Corp 6,538 170
TCF Financial Corp 541,445 14,733
Umpqua Holdings Corp 9,838 124
Webster Financial Corp 4,002 129
Western Alliance Bancorp 113,676 4,683
Wintrust Financial Corp 2,551 126
Zions Bancorp NA 700,121 22,592
$ 83,752
Beverages - 0 .02%
Brown-Forman Corp - A Shares 326 21
Brown-Forman Corp - B Shares 1,193 83
Molson Coors Beverage Co 7,809 275
$ 379
Biotechnology - 0 .58%
Acceleron Pharma Inc
(d)
147 15
Alexion Pharmaceuticals Inc
(d)
8,056 928
Berkeley Lights Inc
(d),(e)
218 16
BioMarin Pharmaceutical Inc
(d)
749 56
Bio-Rad Laboratories Inc
(d)
942 553
Bluebird Bio Inc
(d)
20,643 1,067
Corteva Inc 262,314 8,651
Exact Sciences Corp
(d)
868 108
Exelixis Inc
(d)
8,656 177
Ionis Pharmaceuticals Inc
(d)
2,966 139
Nektar Therapeutics
(d)
7,750 123
Royalty Pharma PLC 2,619 96
Sage Therapeutics Inc
(d)
2,117 155
United Therapeutics Corp
(d)
1,940 260
$ 12,344
Building Materials - 2 .02%
Armstrong World Industries Inc 1,340 80
AZEK Co Inc/The
(d)
1,501 50
Carrier Global Corp 24,921 832
Eagle Materials Inc 1,844 157
Fortune Brands Home & Security Inc 6,162 498
Johnson Controls International plc 33,178 1,401
Lennox International Inc 1,545 420
Martin Marietta Materials Inc 14,818 3,947
Masco Corp 11,760 630
MDU Resources Group Inc 257,286 6,113
Owens Corning 366,782 24,013
Vulcan Materials Co 34,048 4,932
$ 43,073
Chemicals - 3 .01%
Albemarle Corp 4,722 440
Ashland Global Holdings Inc 2,473 173
Axalta Coating Systems Ltd
(d)
9,420 237
Cabot Corp 2,490 95

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
252
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Celanese Corp 5,270 $ 598
CF Industries Holdings Inc 9,551 264
Chemours Co/The 7,303 147
Eastman Chemical Co 303,068 24,500
Element Solutions Inc
(d)
9,703 114
FMC Corp 4,652 478
Huntsman Corp 196,801 4,781
International Flavors & Fragrances Inc
(e)
4,786 491
LyondellBasell Industries NV 11,480 786
Mosaic Co/The 15,453 286
NewMarket Corp 59 21
Olin Corp 6,374 105
PPG Industries Inc 10,509 1,363
RPM International Inc 935 79
Valvoline Inc 326,328 6,419
W R Grace & Co 1,609 70
Westlake Chemical Corp 334,514 22,619
$ 64,066
Commercial Services - 2 .98%
2U Inc
(d)
2,031 75
ADT Inc 6,849 45
AMERCO 396 137
Aramark 10,211 283
Bright Horizons Family Solutions Inc
(d)
785 124
Cintas Corp 28,804 9,061
CoreLogic Inc/United States 3,361 259
Dun & Bradstreet Holdings Inc
(d)
1,942 50
Equifax Inc 1,395 190
Euronet Worldwide Inc
(d)
2,247 200
FTI Consulting Inc
(d)
20,258 1,995
Graham Holdings Co 181 69
Grand Canyon Education Inc
(d)
81,098 6,355
H&R Block Inc 164,915 2,846
IHS Markit Ltd 8,083 654
John Wiley & Sons Inc 1,928 60
Macquarie Infrastructure Corp 3,281 85
ManpowerGroup Inc 277,289 18,820
Morningstar Inc 155 29
Nielsen Holdings PLC 15,939 215
Quanta Services Inc 70,973 4,431
Robert Half International Inc 4,993 253
Rollins Inc 877 51
Sabre Corp 12,266 80
Service Corp International/US 7,657 355
Terminix Global Holdings Inc
(d)
5,915 278
TransUnion 754 60
United Rentals Inc
(d)
90,221 16,085
WEX Inc
(d)
1,771 224
$ 63,369
Computers - 4 .06%
Amdocs Ltd 49,718 2,804
CACI International Inc
(d)
930 194
Crowdstrike Holdings Inc
(d)
1,849 229
DXC Technology Co 511,342 9,419
Genpact Ltd 627,126 21,554
Hewlett Packard Enterprise Co 1,334,728 11,532
HP Inc 63,757 1,145
Leidos Holdings Inc 201,735 16,744
Lumentum Holdings Inc
(d)
2,986 247
MAXIMUS Inc 318,000 21,490
NCR Corp
(d)
5,683 115
NetApp Inc 4,535 199
Pure Storage Inc
(d)
4,609 74
Science Applications International Corp 2,259 173
Western Digital Corp 13,426 507
$ 86,426
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 1 .83%
Avery Dennison Corp 248,189 $ 34,347
Clorox Co/The 21,891 4,537
Reynolds Consumer Products Inc 1,592 45
Spectrum Brands Holdings Inc 1,895 108
$ 39,037
Cosmetics & Personal Care - 0 .00%
Coty Inc 13,559 39
Distribution & Wholesale - 0 .21%
Fastenal Co 4,841 209
HD Supply Holdings Inc
(d)
7,198 287
IAA Inc
(d)
4,576 259
LKQ Corp
(d)
13,550 434
Univar Solutions Inc
(d)
7,457 124
Watsco Inc 13,020 2,918
WW Grainger Inc 526 184
$ 4,415
Diversified Financial Services - 1 .74%
Affiliated Managers Group Inc 2,096 158
Air Lease Corp 4,762 130
Alliance Data Systems Corp 2,089 108
Ally Financial Inc 16,717 446
Ameriprise Financial Inc 5,357 862
Cboe Global Markets Inc 97,060 7,890
Credit Acceptance Corp
(d),(e)
420 125
Discover Financial Services 13,715 892
Eaton Vance Corp 4,952 296
Evercore Inc - Class A 1,764 140
Franklin Resources Inc 12,120 227
Interactive Brokers Group Inc - A Shares 3,223 153
Invesco Ltd 16,866 221
Jefferies Financial Group Inc 10,141 198
Lazard Ltd 4,510 152
LendingTree Inc
(d)
24 8
LPL Financial Holdings Inc 3,233 258
Nasdaq Inc 5,121 620
Navient Corp 220,295 1,765
OneMain Holdings Inc 2,903 101
Raymond James Financial Inc 5,491 420
Santander Consumer USA Holdings Inc 3,372 69
SEI Investments Co 5,158 253
SLM Corp 12,837 118
Synchrony Financial 387,904 9,705
T Rowe Price Group Inc 70,850 8,974
Tradeweb Markets Inc 626 34
Virtu Financial Inc 327 7
Western Union Co/The 136,492 2,653
$ 36,983
Electric - 3 .73%
AES Corp/The 29,588 577
Alliant Energy Corp 437,178 24,167
Ameren Corp 11,021 894
Avangrid Inc 2,532 125
CenterPoint Energy Inc 22,542 476
CMS Energy Corp 12,787 810
Consolidated Edison Inc 14,923 1,171
DTE Energy Co 8,556 1,056
Edison International 16,012 897
Entergy Corp 8,991 910
Evergy Inc 10,127 559
Eversource Energy 15,294 1,335
FirstEnergy Corp 24,264 721
Hawaiian Electric Industries Inc 4,783 158
IDACORP Inc 71,876 6,306
NRG Energy Inc 164,160 5,191
OGE Energy Corp 8,939 275
PG&E Corp
(d)
57,679 551
Pinnacle West Capital Corp 5,034 411
PPL Corp 34,498 949
Public Service Enterprise Group Inc 22,506 1,309

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
253
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Vistra Corp 346,131 $ 6,012
WEC Energy Group Inc 14,070 1,415
Xcel Energy Inc 329,413 23,069
$ 79,344
Electrical Components & Equipment - 0 .19%
Acuity Brands Inc 1,756 157
AMETEK Inc 37,650 3,698
Energizer Holdings Inc 566 22
Generac Holdings Inc
(d)
254 53
Littelfuse Inc 1,052 208
$ 4,138
Electronics - 5 .68%
Agilent Technologies Inc 12,595 1,286
Allegion plc 1,439 142
Amphenol Corp 116,558 13,152
Arrow Electronics Inc
(d)
3,424 267
Avnet Inc 4,382 108
Coherent Inc
(d)
162,186 20,296
Flex Ltd
(d)
2,035,000 28,795
FLIR Systems Inc 5,833 202
Fortive Corp 13,248 816
Garmin Ltd 131,288 13,656
Hubbell Inc 162,417 23,634
Jabil Inc 169,644 5,622
Keysight Technologies Inc
(d)
5,558 583
Mettler-Toledo International Inc
(d)
67 67
National Instruments Corp 5,762 180
nVent Electric PLC 6,948 125
PerkinElmer Inc 4,013 520
Sensata Technologies Holding PLC
(d)
6,901 302
SYNNEX Corp 72,754 9,577
Trimble Inc
(d)
11,159 537
Vontier Corp
(d)
5,298 152
Waters Corp
(d)
2,534 565
Woodward Inc 2,488 198
$ 120,782
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
4,091 356
Engineering & Construction - 0 .05%
AECOM
(d)
6,836 307
frontdoor Inc
(d)
3,182 126
Jacobs Engineering Group Inc 5,603 532
$ 965
Entertainment - 0 .03%
Lions Gate Entertainment Corp - A shares
(d)
3,196 21
Lions Gate Entertainment Corp - B shares
(d)
5,406 34
Madison Square Garden Sports Corp
(d)
836 118
Six Flags Entertainment Corp 3,411 74
Vail Resorts Inc 1,641 381
$ 628
Environmental Control - 1 .05%
Clean Harbors Inc
(d)
45,059 2,387
Pentair PLC 7,384 367
Republic Services Inc 218,674 19,280
Stericycle Inc
(d)
4,087 255
$ 22,289
Food - 5 .04%
Albertsons Cos Inc
(e)
1,489 22
Beyond Meat Inc
(d)
461 66
Campbell Soup Co 95,494 4,457
Conagra Brands Inc 21,820 766
Flowers Foods Inc 112,187 2,645
Grocery Outlet Holding Corp
(d)
1,445 64
Hain Celestial Group Inc/The
(d)
3,636 112
Hershey Co/The 137,304 18,874
Hormel Foods Corp 216,491 10,541
Ingredion Inc 3,001 213
J M Smucker Co/The 4,940 554
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kellogg Co 7,425 $ 467
Kroger Co/The 412,485 13,286
Lamb Weston Holdings Inc 5,033 319
McCormick & Co Inc/MD 2,446 441
Pilgrim's Pride Corp
(d)
118,491 1,984
Post Holdings Inc
(d)
2,849 245
Seaboard Corp 11 38
Sprouts Farmers Market Inc
(d)
377,704 7,195
Sysco Corp 398,700 22,052
TreeHouse Foods Inc
(d)
2,510 97
Tyson Foods Inc 395,870 22,655
US Foods Holding Corp
(d)
9,826 205
$ 107,298
Forest Products & Paper - 0 .04%
International Paper Co 17,599 770
Gas - 0 .06%
Atmos Energy Corp 5,422 497
National Fuel Gas Co 3,865 155
NiSource Inc 17,128 393
UGI Corp 9,304 301
$ 1,346
Hand & Machine Tools - 0 .82%
Colfax Corp
(d)
4,429 120
Lincoln Electric Holdings Inc 86,462 8,804
MSA Safety Inc 1,263 167
Regal Beloit Corp 1,809 178
Snap-on Inc 2,406 379
Stanley Black & Decker Inc 47,474 7,890
$ 17,538
Healthcare - Products - 3 .50%
Bio-Techne Corp 101 25
Bruker Corp 52,984 2,254
Cooper Cos Inc/The 63,614 20,296
DENTSPLY SIRONA Inc 9,780 461
Envista Holdings Corp
(d)
102,258 2,702
Globus Medical Inc
(d)
3,313 173
Haemonetics Corp
(d)
163 16
Henry Schein Inc
(d)
6,378 405
Hill-Rom Holdings Inc 270,132 24,601
Hologic Inc
(d)
3,461 238
ICU Medical Inc
(d)
633 113
Integra LifeSciences Holdings Corp
(d)
3,189 141
QIAGEN NV
(d)
10,061 477
STERIS PLC 69,432 12,303
Tandem Diabetes Care Inc
(d)
324 35
Teleflex Inc 769 245
Varian Medical Systems Inc
(d)
3,547 613
West Pharmaceutical Services Inc 16,193 4,406
Zimmer Biomet Holdings Inc 37,947 5,013
$ 74,517
Healthcare - Services - 2 .26%
Acadia Healthcare Co Inc
(d)
3,929 140
Catalent Inc
(d)
7,234 635
Charles River Laboratories International Inc
(d)
245 56
DaVita Inc
(d)
3,089 266
Encompass Health Corp 2,387 146
IQVIA Holdings Inc
(d)
26,025 4,008
Laboratory Corp of America Holdings
(d)
4,102 819
Molina Healthcare Inc
(d)
75,360 14,052
PPD Inc
(d)
881 29
Quest Diagnostics Inc 223,982 27,358
Syneos Health Inc
(d)
2,747 146
Teladoc Health Inc
(d)
315 62
Universal Health Services Inc 3,293 361
$ 48,078

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
254
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .88%
DR Horton Inc 103,219 $ 6,897
Lennar Corp - A Shares 12,051 846
Lennar Corp - B Shares 742 42
NVR Inc
(d)
134 530
PulteGroup Inc 242,422 9,881
Thor Industries Inc 2,464 208
Toll Brothers Inc 5,177 219
$ 18,623
Home Furnishings - 0 .24%
Dolby Laboratories Inc 2,484 186
Leggett & Platt Inc 5,904 246
Tempur Sealy International Inc
(d)
46,817 4,167
Whirlpool Corp 2,728 505
$ 5,104
Housewares - 0 .39%
Newell Brands Inc 17,181 303
Scotts Miracle-Gro Co/The 126 19
Toro Co/The 97,370 7,994
$ 8,316
Insurance - 9 .49%
Aflac Inc 526,000 17,858
Alleghany Corp 59,061 32,302
American Financial Group Inc/OH 338,898 25,397
American National Group Inc 327 22
Arch Capital Group Ltd
(d)
17,597 532
Arthur J Gallagher & Co 230,199 23,874
Assurant Inc 2,665 331
Assured Guaranty Ltd 3,751 96
Athene Holding Ltd
(d)
5,167 166
Axis Capital Holdings Ltd 3,379 144
Brighthouse Financial Inc
(d)
86,863 2,875
Brown & Brown Inc 9,985 434
Cincinnati Financial Corp 6,698 474
CNA Financial Corp 1,247 37
Equitable Holdings Inc 18,192 391
Erie Indemnity Co 478 111
Everest Re Group Ltd 114,753 22,615
Fidelity National Financial Inc 214,914 6,725
First American Financial Corp 168,517 7,514
Globe Life Inc 4,693 381
GoHealth Inc
(d),(e)
1,767 18
Hanover Insurance Group Inc/The 1,691 162
Hartford Financial Services Group Inc/The 16,001 616
Kemper Corp 35,628 2,197
Lemonade Inc
(d),(e)
597 30
Lincoln National Corp 7,548 265
Loews Corp 10,717 372
Markel Corp
(d)
4,954 4,621
Mercury General Corp 1,217 49
MGIC Investment Corp 313,888 3,158
Old Republic International Corp 942,659 15,346
Primerica Inc 671 74
Prudential Financial Inc 17,628 1,129
Reinsurance Group of America Inc 3,029 306
RenaissanceRe Holdings Ltd 36,277 5,867
Unum Group 9,092 161
Voya Financial Inc 5,618 269
W R Berkley Corp 395,229 23,761
White Mountains Insurance Group Ltd 132 120
Willis Towers Watson PLC 5,730 1,046
$ 201,846
Internet - 0 .95%
Expedia Group Inc 5,371 506
F5 Networks Inc
(d)
36,064 4,794
FireEye Inc
(d)
7,584 105
Grubhub Inc
(d)
3,718 275
Lyft Inc
(d)
10,664 243
Pinterest Inc
(d)
3,053 180
TripAdvisor Inc 4,493 86
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Twitter Inc
(d)
34,260 $ 1,417
VeriSign Inc
(d)
28,575 5,449
Wayfair Inc
(d)
258 64
Zillow Group Inc - A Shares
(d)
2,290 205
Zillow Group Inc - C Shares
(d)
77,782 6,893
$ 20,217
Iron & Steel - 2 .53%
Nucor Corp 13,485 644
Reliance Steel & Aluminum Co 257,726 28,089
Steel Dynamics Inc 796,065 25,061
$ 53,794
Leisure Products & Services - 0 .10%
Brunswick Corp/DE 3,528 225
Carnival Corp 21,060 289
Harley-Davidson Inc 6,841 225
Norwegian Cruise Line Holdings Ltd
(d)
12,250 204
Peloton Interactive Inc
(d)
3,312 365
Planet Fitness Inc
(d)
1,546 92
Polaris Inc 2,329 211
Royal Caribbean Cruises Ltd 7,818 441
Virgin Galactic Holdings Inc
(d),(e)
411 7
$ 2,059
Lodging - 1 .60%
Choice Hotels International Inc 1,554 136
Extended Stay America Inc 7,912 90
Hilton Worldwide Holdings Inc 59,320 5,209
Hyatt Hotels Corp 1,560 86
Las Vegas Sands Corp 295,000 14,178
Marriott International Inc/MD 143,100 13,291
MGM Resorts International 21,064 433
Wyndham Destinations Inc 3,756 122
Wyndham Hotels & Resorts Inc 4,100 191
Wynn Resorts Ltd 3,297 239
$ 33,975
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 1,524 84
Oshkosh Corp 3,028 204
$ 288
Machinery - Diversified - 3 .05%
AGCO Corp 343,761 26,480
Crane Co 2,175 110
Curtiss-Wright Corp 77,545 6,542
Dover Corp 6,431 712
Flowserve Corp 5,818 169
Gates Industrial Corp PLC
(d)
1,979 22
Graco Inc 3,691 229
GrafTech International Ltd 3,012 20
IDEX Corp 3,371 574
Ingersoll Rand Inc
(d)
15,507 542
Middleby Corp/The
(d)
2,462 245
Nordson Corp 468 91
Otis Worldwide Corp 212,279 13,009
Rockwell Automation Inc 2,666 632
Westinghouse Air Brake Technologies Corp 8,097 480
Xylem Inc/NY 171,505 14,945
$ 64,802
Media - 0 .94%
Discovery Inc - A Shares
(d)
6,978 141
Discovery Inc - C Shares
(d)
14,568 267
DISH Network Corp
(d)
10,993 280
Fox Corp - A Shares 15,175 403
Fox Corp - B Shares 7,155 187
Liberty Broadband Corp - A Shares
(d)
1,104 155
Liberty Broadband Corp - C Shares
(d)
4,695 665
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,111 37
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
8,866 320

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
255
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,278 $ 113
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
6,860 237
Madison Square Garden Entertainment Corp
(d)
830 54
New York Times Co/The 7,282 289
News Corp - A Shares 17,358 228
News Corp - B Shares 5,421 71
Nexstar Media Group Inc 647 53
Sirius XM Holdings Inc 561,445 3,217
ViacomCBS Inc - Class A 526 16
ViacomCBS Inc - Class B 467,285 13,351
$ 20,084
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 2,829 169
Valmont Industries Inc 934 132
$ 301
Mining - 0 .47%
Freeport-McMoRan Inc 64,583 1,120
Newmont Corp 67,173 4,221
Royal Gold Inc 39,015 4,635
$ 9,976
Miscellaneous Manufacturers - 4 .11%
A O Smith Corp 198,999 10,287
AptarGroup Inc 173,872 19,837
Carlisle Cos Inc 2,416 299
Donaldson Co Inc 5,092 242
ITT Inc 58,205 3,522
Parker-Hannifin Corp 126,703 26,400
Textron Inc 711,287 25,464
Trane Technologies PLC 10,640 1,412
Trinity Industries Inc 4,057 76
$ 87,539
Office & Business Equipment - 0 .38%
Xerox Holdings Corp 8,090 140
Zebra Technologies Corp
(d)
27,700 7,857
$ 7,997
Oil & Gas - 2 .14%
Apache Corp 16,885 140
Cabot Oil & Gas Corp 17,540 312
Cimarex Energy Co 401,489 10,186
Concho Resources Inc 8,730 362
Continental Resources Inc/OK
(e)
3,341 40
Devon Energy Corp 927,264 8,280
Diamondback Energy Inc 7,045 183
EQT Corp 11,402 173
Helmerich & Payne Inc 4,669 69
Hess Corp 12,290 457
HollyFrontier Corp 6,677 124
Marathon Oil Corp 35,118 139
Marathon Petroleum Corp 28,828 850
Murphy Oil Corp 6,490 50
Occidental Petroleum Corp 37,381 341
Parsley Energy Inc 863,454 8,644
Pioneer Natural Resources Co 47,942 3,815
Valero Energy Corp 290,100 11,201
WPX Energy Inc
(d)
17,867 82
$ 45,448
Oil & Gas Services - 0 .05%
Baker Hughes Co 29,377 434
Halliburton Co 39,203 473
National Oilwell Varco Inc 17,352 145
$ 1,052
Packaging & Containers - 1 .32%
Amcor PLC 59,654 622
Ardagh Group SA 901 15
Ball Corp 913 81
Berry Global Group Inc
(d)
3,918 183
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Crown Holdings Inc
(d)
5,202 $ 446
Graphic Packaging Holding Co 9,721 129
Packaging Corp of America 207,585 23,767
Sealed Air Corp 6,952 275
Silgan Holdings Inc 3,514 121
Sonoco Products Co 43,388 2,121
Westrock Co 11,479 431
$ 28,191
Pharmaceuticals - 0 .80%
Agios Pharmaceuticals Inc
(d)
2,480 99
Alkermes PLC
(d)
7,056 115
AmerisourceBergen Corp 3,389 326
Cardinal Health Inc 32,256 1,477
Elanco Animal Health Inc
(d)
17,889 555
Herbalife Nutrition Ltd
(d)
172,468 7,785
Horizon Therapeutics Plc
(d)
683 51
Jazz Pharmaceuticals PLC
(d)
2,418 348
McKesson Corp 1,843 272
Mylan NV
(d)
23,073 336
Perrigo Co PLC 6,109 268
PRA Health Sciences Inc
(d)
445 43
Premier Inc 165,157 5,406
Reata Pharmaceuticals Inc
(d)
121 14
$ 17,095
Pipelines - 0 .09%
Antero Midstream Corp 12,742 73
Equitrans Midstream Corp 16,563 120
ONEOK Inc 19,633 569
Targa Resources Corp 10,302 165
Williams Cos Inc/The 54,163 1,040
$ 1,967
Private Equity - 0 .05%
Apollo Global Management Inc 3,844 142
Carlyle Group Inc/The 4,717 118
KKR & Co Inc 23,849 814
$ 1,074
Real Estate - 0 .05%
CBRE Group Inc
(d)
14,931 753
Howard Hughes Corp/The
(d)
1,741 108
Jones Lang LaSalle Inc 2,302 260
$ 1,121
REITs - 6 .89%
AGNC Investment Corp 24,738 346
Alexandria Real Estate Equities Inc 5,604 849
American Campus Communities Inc 6,122 229
American Homes 4 Rent 650,611 18,393
Americold Realty Trust 244,071 8,842
Annaly Capital Management Inc 62,481 443
Apartment Investment and Management Co 6,621 211
Apple Hospitality REIT Inc 9,366 93
AvalonBay Communities Inc 6,299 876
Boston Properties Inc 6,960 504
Brandywine Realty Trust 7,529 66
Brixmor Property Group Inc 13,248 145
Brookfield Property REIT Inc 340 5
Camden Property Trust 4,220 389
CoreSite Realty Corp 583 70
Corporate Office Properties Trust 5,020 113
Cousins Properties Inc 6,618 169
CubeSmart 8,641 293
CyrusOne Inc 5,143 365
Douglas Emmett Inc 7,440 176
Duke Realty Corp 16,486 626
Empire State Realty Trust Inc 6,376 34
EPR Properties 3,293 79
Equity Commonwealth 5,217 138
Equity LifeStyle Properties Inc 4,589 272
Equity Residential 16,453 773
Essex Property Trust Inc 2,918 597

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
256
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Extra Space Storage Inc 1,668 $ 193
Federal Realty Investment Trust 3,364 231
First Industrial Realty Trust Inc 5,644 225
Gaming and Leisure Properties Inc 9,213 335
Healthcare Trust of America Inc 602,722 14,646
Healthpeak Properties Inc 24,136 651
Highwoods Properties Inc 612,429 18,232
Host Hotels & Resorts Inc 31,279 328
Hudson Pacific Properties Inc 6,715 129
Invitation Homes Inc 24,984 681
Iron Mountain Inc 5,296 138
JBG SMITH Properties 5,444 127
Kilroy Realty Corp 5,138 242
Kimco Realty Corp 18,476 190
Lamar Advertising Co 352,844 21,862
Life Storage Inc 83,250 9,503
Medical Properties Trust Inc 23,268 415
Mid-America Apartment Communities Inc 5,095 594
National Retail Properties Inc 419,660 13,433
New Residential Investment Corp 18,481 139
Omega Healthcare Investors Inc 10,063 290
Outfront Media Inc 6,426 84
Paramount Group Inc 264,454 1,529
Park Hotels & Resorts Inc 10,696 106
Public Storage 77,000 17,638
Rayonier Inc 5,868 149
Realty Income Corp 15,317 886
Regency Centers Corp 7,536 268
Rexford Industrial Realty Inc 5,495 255
Simon Property Group Inc 2,900 182
SL Green Realty Corp 3,248 139
Spirit Realty Capital Inc 4,599 138
Starwood Property Trust Inc 12,224 171
STORE Capital Corp 10,370 267
Sun Communities Inc 4,324 595
Taubman Centers Inc 2,681 90
UDR Inc 13,108 410
Ventas Inc 16,707 660
VEREIT Inc 48,236 299
VICI Properties Inc 23,803 546
Vornado Realty Trust 7,848 241
Weingarten Realty Investors 122,644 1,945
Welltower Inc 18,625 1,002
Weyerhaeuser Co 33,270 908
WP Carey Inc 7,655 479
$ 146,667
Retail - 5 .59%
Advance Auto Parts Inc 2,979 439
AutoNation Inc
(d)
347,692 19,724
AutoZone Inc
(d)
2,536 2,863
Best Buy Co Inc 38,960 4,346
Burlington Stores Inc
(d)
305 59
CarMax Inc
(d)
6,732 582
Casey's General Stores Inc 1,644 277
Darden Restaurants Inc 255,720 23,506
Dick's Sporting Goods Inc 119,695 6,781
Dollar Tree Inc
(d)
5,483 495
Dunkin' Brands Group Inc 53,533 5,338
Foot Locker Inc 4,626 171
Gap Inc/The 8,164 159
Genuine Parts Co 6,286 568
Kohl's Corp 6,926 147
L Brands Inc 64,383 2,061
MSC Industrial Direct Co Inc 39,620 2,760
Nordstrom Inc
(e)
4,879 59
Nu Skin Enterprises Inc 2,291 113
Ollie's Bargain Outlet Holdings Inc
(d)
270 23
Penske Automotive Group Inc 1,421 73
Qurate Retail Inc 17,021 115
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ross Stores Inc 174,000 $ 14,820
Tiffany & Co 5,418 709
Ulta Beauty Inc
(d)
168 35
Vroom Inc
(d)
261 11
Williams-Sonoma Inc 2,877 262
Yum China Holdings Inc 137,284 7,307
Yum! Brands Inc 269,000 25,106
$ 118,909
Savings & Loans - 0 .02%
New York Community Bancorp Inc 20,089 167
People's United Financial Inc 18,915 202
Sterling Bancorp/DE 8,641 115
TFS Financial Corp 2,483 39
$ 523
Semiconductors - 1 .83%
Analog Devices Inc 20,928 2,481
Cirrus Logic Inc
(d)
2,609 180
Cree Inc
(d)
4,841 308
Entegris Inc 463 35
IPG Photonics Corp
(d)
1,481 275
Marvell Technology Group Ltd 29,362 1,101
Maxim Integrated Products Inc 7,937 553
Microchip Technology Inc 28,673 3,013
MKS Instruments Inc 601 65
ON Semiconductor Corp
(d)
18,155 455
Qorvo Inc
(d)
88,911 11,324
Skyworks Solutions Inc 110,927 15,672
Teradyne Inc 38,595 3,391
$ 38,853
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,600 236
Software - 0 .92%
Akamai Technologies Inc
(d)
1,256 119
Aspen Technology Inc
(d)
248 27
BigCommerce Holdings Inc
(d),(e)
77 6
CDK Global Inc 4,755 205
Ceridian HCM Holding Inc
(d)
1,409 122
Change Healthcare Inc
(d)
3,041 43
Citrix Systems Inc 69,313 7,852
Duck Creek Technologies Inc
(d),(e)
126 5
Guidewire Software Inc
(d)
3,009 289
Jack Henry & Associates Inc 737 109
Jamf Holding Corp
(d)
526 17
Manhattan Associates Inc
(d)
368 31
nCino Inc
(d)
67 5
Nuance Communications Inc
(d)
295,576 9,432
Oak Street Health Inc
(d)
417 20
Paychex Inc 3,014 248
Pegasystems Inc 176 20
RealPage Inc
(d)
596 33
SolarWinds Corp
(d)
2,071 42
SS&C Technologies Holdings Inc 7,953 471
Synopsys Inc
(d)
480 103
Take-Two Interactive Software Inc
(d)
374 58
Teradata Corp
(d)
1,140 21
Twilio Inc
(d)
1,024 286
Zynga Inc
(d)
6,987 63
$ 19,627
Telecommunications - 1 .16%
Arista Networks Inc
(d)
466 97
CenturyLink Inc 48,960 422
Ciena Corp
(d)
6,836 269
CommScope Holding Co Inc
(d)
8,088 72
Corning Inc 33,397 1,068
EchoStar Corp
(d)
2,146 50
GCI Liberty Inc
(d)
4,414 359
Juniper Networks Inc 14,708 290
Motorola Solutions Inc 138,162 21,837
Telephone and Data Systems Inc 4,496 77

Schedule of Investments
MidCap Value Fund I
October 31, 2020
See accompanying notes.
257
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Ubiquiti Inc 79 $ 15
United States Cellular Corp
(d)
701 20
ViaSat Inc
(d)
2,575 87
$ 24,663
Textiles - 0 .01%
Mohawk Industries Inc
(d)
2,597 268
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 5,691 471
Mattel Inc
(d)
6,236 86
$ 557
Transportation - 3 .04%
CH Robinson Worldwide Inc 54,472 4,817
Expeditors International of Washington Inc 115,693 10,224
JB Hunt Transport Services Inc 162,738 19,811
Kansas City Southern 4,244 748
Kirby Corp
(d)
2,664 103
Knight-Swift Transportation Holdings Inc 104,660 3,976
Landstar System Inc 195,338 24,359
Old Dominion Freight Line Inc 601 115
Ryder System Inc 2,342 115
Schneider National Inc 2,635 58
XPO Logistics Inc
(d)
3,860 347
$ 64,673
Water - 0 .08%
American Water Works Co Inc 8,072 1,215
Essential Utilities Inc 10,007 412
$ 1,627
TOTAL COMMON STOCKS $ 2,102,547
Total Investments $ 2,131,035
Other Assets and Liabilities -  (0.15)% (3,090)
TOTAL NET ASSETS - 100.00% $ 2,127,945
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $615 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .18%
Industrial 21 .45%
Consumer, Non-cyclical 18 .87%
Consumer, Cyclical 12 .78%
Technology 7 .19%
Basic Materials 6 .05%
Communications 4 .12%
Utilities 3 .87%
Energy 2 .30%
Money Market Funds 1 .08%
Investment Companies 0 .26%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 87,362 $ 772,681 $ 837,754 $ 22,289
Principal Sustainable Momentum Index ETF 144 — 135 —
Principal U.S. Small-Cap Multi-Factor ETF 13 — 10 —
Principal Value ETF 170 — 137 —
$ 87,689 $ 772,681 $ 838,036 $ 22,289
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 324 $ — $ — $ —
Principal Sustainable Momentum Index ETF 1 — — (9)
Principal U.S. Small-Cap Multi-Factor ETF — (3) — —
Principal Value ETF 2 (28) — (5)
$ 327 $ (31) $ — $ (14)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2020 Long 13 $ 2,464 $ 72
Total $ 72
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
258
INVESTMENT COMPANIES - 3.66% Shares Held Value (000's)
Money Market Funds - 3.66%
DWS Government Money Market Series -
Institutional Class 0.04%
(a)
12,515,000 $ 12,515
Goldman Sachs Financial Square Government -
Institutional Class Fund 0.03%
(a)
10,020,000 10,020
STIT - Government & Agency Portfolio -
Institutional Class 0.01%
(a)
6,680,000 6,680
$ 29,215
TOTAL INVESTMENT COMPANIES $ 29,215
BONDS - 5.69%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.22%
AmeriCredit Automobile Receivables Trust
2020-2
0.26%, 07/19/2021 $ 941 $ 941
CarMax Auto Owner Trust 2020-3
0.28%, 07/15/2021 1,447 1,447
Enterprise Fleet Financing 2020-1 LLC
1.69%, 02/22/2021
(b)
130 130
Enterprise Fleet Financing 2020-2 LLC
0.24%, 10/20/2021
(b)
2,737 2,737
Ford Credit Auto Owner Trust 2020-B
0.26%, 07/15/2021 579 579
GM Financial Automobile Leasing Trust 2020-2
0.28%, 06/21/2021 408 408
Hyundai Auto Lease Securitization Trust 2020-B
0.20%, 10/15/2021
(b)
2,222 2,222
Hyundai Auto Receivables Trust 2020-A
1.20%, 05/17/2021 293 293
Santander Drive Auto Receivables Trust 2020-2
0.24%, 07/15/2021 287 287
Santander Drive Auto Receivables Trust 2020-3
0.28%, 10/15/2021 1,883 1,883
Santander Retail Auto Lease Trust 2020-B
0.21%, 11/19/2021
(b)
1,500 1,500
Wheels SPV 2 LLC
0.24%, 09/20/2021
(b)
1,556 1,556
World Omni Auto Receivables Trust 2020-B
0.27%, 07/15/2021 1,471 1,471
World Omni Auto Receivables Trust 2020-C
0.21%, 08/16/2021 2,219 2,219
$ 17,673
Diversified Financial Services - 0.06%
Corporate Finance Managers Inc (credit support
from Wells Fargo)
0.15%, 11/06/2020
(c),(d)
465 465
Insurance - 2.13%
MetLife
0.33%, 08/17/2021 9,000 9,000
New York Life
0.27%, 07/20/2021 8,000 8,000
$ 17,000
Other Asset Backed Securities - 1.28%
Dell Equipment Finance Trust 2020-2
0.31%, 09/22/2021
(b)
3,672 3,672
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1
1.69%, 02/15/2021
(b)
233 233
HPEFS Equipment Trust
0.43%, 07/20/2021
(b)
1,355 1,355
HPEFS Equipment Trust 2020-1
1.68%, 03/09/2021
(b)
85 85
John Deere Owner Trust 2020
1.10%, 03/15/2021 215 215
MMAF Equipment Finance LLC 2020-A
0.36%, 07/07/2021
(b)
1,705 1,704
Volvo Financial Equipment LLC
0.22%, 10/15/2021
(b)
2,965 2,965
$ 10,229
TOTAL BONDS $ 45,367
MUNICIPAL BONDS - 2.14%
Principal
Amount (000's) Value (000's)
Colorado - 0.62%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
0.22%, 11/06/2020
(c),(d)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
0.29%, 11/06/2020
(c),(d)
130 130
$ 4,945
Maryland - 0.88%
City of Baltimore MD (credit support from State
Street Bank )
0.13%, 11/06/2020
(c),(d)
7,015 7,015
New York - 0.64%
New York City Housing Development
Corp (credit support from Fannie Mae )
0.11%, 11/06/2020
(c),(d)
2,600 2,600
New York State Housing Finance Agency (credit
support from JPMorgan Chase & Co )
0.12%, 11/06/2020
(c),(d)
2,500 2,500
$ 5,100
TOTAL MUNICIPAL BONDS $ 17,060
COMMERCIAL PAPER - 83.03%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.31%
General Dynamics Corp
0.10%, 11/24/2020
(b)
$ 5,000 $ 5,000
0.13%, 12/03/2020
(b)
5,000 4,999
0.13%, 12/17/2020
(b)
480 480
$ 10,479
Agriculture - 5.55%
Archer-Daniels-Midland Co
0.08%, 11/13/2020
(b)
4,750 4,750
0.10%, 11/04/2020
(b)
5,000 5,000
0.10%, 11/06/2020
(b)
4,500 4,500
Cargill Inc
0.07%, 11/02/2020
(b)
15,000 15,000
Philip Morris International Inc
0.08%, 11/02/2020
(b)
15,000 15,000
$ 44,250
Automobile Manufacturers - 2.69%
PACCAR Financial Corp (credit support from
Paccar Inc )
0.10%, 11/30/2020
(d)
4,000 4,000
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
0.13%, 12/21/2020
(d)
4,000 3,999
0.14%, 11/30/2020
(d)
5,000 5,000
Toyota Motor Credit Corp
0.17%, 12/14/2020 4,000 3,999
0.20%, 12/07/2020 4,500 4,499
$ 21,497
Banks - 31.81%
Barclays Bank PLC
0.14%, 11/06/2020
(e)
5,000 5,000
0.20%, 12/21/2020
(b),(e)
4,000 3,999
0.22%, 11/18/2020
(b),(e)
4,000 4,000
0.22%, 11/20/2020
(b),(e)
4,000 3,999
BNP Paribas SA/New York NY
0.20%, 11/25/2020 4,500 4,499
CAFCO LLC
0.16%, 01/13/2021
(b)
4,000 3,999
0.16%, 01/25/2021
(b)
5,000 4,998
0.19%, 11/06/2020
(b)
4,000 4,000
DBS Bank Ltd
0.17%, 12/09/2020
(b),(e)
4,000 3,999
0.19%, 01/20/2021
(b),(e)
4,500 4,498
0.22%, 11/02/2020
(b),(e)
5,000 5,000

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
259
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.15%, 12/29/2020
(b),(e)
$ 5,000 $ 4,999
0.17%, 01/26/2021
(b),(e)
5,000 4,998
0.18%, 01/11/2021
(b),(e)
1,500 1,499
0.21%, 01/29/2021
(b),(e)
4,000 3,998
HSBC USA Inc
0.20%, 12/17/2020
(b)
4,000 3,999
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
0.12%, 11/19/2020
(b),(d),(e)
4,500 4,500
0.12%, 12/01/2020
(b),(d),(e)
4,500 4,500
0.13%, 12/02/2020
(b),(d),(e)
5,000 4,999
0.15%, 12/23/2020
(b),(d),(e)
4,700 4,699
Manhattan Asset Funding Co LLC
0.15%, 11/16/2020
(b)
5,000 5,000
0.16%, 11/09/2020
(b)
3,400 3,400
0.16%, 11/12/2020
(b)
4,000 4,000
0.17%, 12/08/2020
(b)
5,000 4,999
0.19%, 01/13/2021
(b)
900 900
Mitsubishi UFJ Trust & Banking Corp/NY
0.16%, 12/14/2020
(b)
5,200 5,199
0.18%, 12/18/2020
(b)
1,200 1,200
0.20%, 01/27/2021
(b)
5,000 4,998
Mizuho Bank Ltd/New York NY
0.17%, 11/24/2020
(b)
4,000 4,000
0.18%, 01/08/2021
(b)
4,500 4,498
0.20%, 01/05/2021
(b)
4,300 4,298
0.22%, 12/10/2020
(b)
5,000 4,999
MUFG Bank Ltd/New York NY
0.18%, 11/25/2020 3,000 3,000
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
0.17%, 01/20/2021
(b),(d),(e)
2,900 2,899
National Bank of Canada
0.17%, 01/04/2021
(b),(e)
3,500 3,499
0.17%, 01/05/2021
(b),(e)
5,000 4,998
0.18%, 01/12/2021
(b),(e)
5,500 5,498
Nordea Bank Abp
0.15%, 11/24/2020
(b),(e)
4,000 4,000
Oversea-Chinese Banking Corp Ltd
0.14%, 11/13/2020
(b),(e)
3,530 3,530
0.15%, 11/25/2020
(b),(e)
4,000 4,000
0.20%, 02/11/2021
(b),(e)
5,000 4,997
Sheffield Receivables Co LLC
0.15%, 12/11/2020
(b)
700 700
0.16%, 12/08/2020
(b)
4,500 4,499
0.20%, 12/10/2020
(b)
4,000 3,999
0.20%, 01/12/2021
(b)
4,350 4,348
0.20%, 02/02/2021
(b)
5,000 4,997
Skandinaviska Enskilda Banken AB
0.15%, 12/09/2020
(b),(e)
4,500 4,499
0.20%, 11/02/2020
(b),(e)
5,000 5,000
0.20%, 02/16/2021
(b),(e)
4,000 3,998
Societe Generale SA
0.11%, 11/05/2020
(b),(e)
5,000 5,000
0.11%, 11/06/2020
(b),(e)
5,000 5,000
Standard Chartered Bank/New York
0.19%, 01/22/2021
(b)
4,000 3,998
0.28%, 02/12/2021
(b)
4,500 4,496
Sumitomo Mitsui Banking Corp
0.20%, 02/10/2021
(b),(e)
1,900 1,899
0.20%, 02/11/2021
(b),(e)
5,000 4,997
0.21%, 11/05/2020
(b),(e)
5,000 5,000
Toronto-Dominion Bank/The
0.10%, 11/02/2020
(b),(e)
5,000 5,000
0.10%, 11/03/2020
(b),(e)
6,000 6,000
0.10%, 11/04/2020
(b),(e)
6,000 6,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
United Overseas Bank Ltd
0.16%, 12/03/2020
(b),(e)
$ 4,270 $ 4,269
$ 253,793
Beverages - 1.63%
Brown-Forman Corp
0.13%, 11/16/2020
(b)
4,000 4,000
0.16%, 01/14/2021
(b)
5,000 4,998
0.21%, 02/10/2021
(b)
4,000 3,998
$ 12,996
Chemicals - 1.91%
BASF SE
0.17%, 12/22/2020
(b)
1,240 1,240
0.18%, 12/31/2020
(b)
5,000 4,998
0.19%, 12/28/2020
(b)
5,000 4,998
0.20%, 12/30/2020
(b)
4,000 3,999
$ 15,235
Diversified Financial Services - 20.54%
Anglesea Funding LLC
0.13%, 11/04/2020
(b)
6,000 6,000
Chesham Finance Ltd / Chesham Finance LLC
0.10%, 11/02/2020
(b)
12,000 12,000
Citigroup Global Markets Inc
0.13%, 11/06/2020
(b)
5,000 5,000
0.16%, 01/05/2021
(b)
4,000 3,999
Collateralized Commercial Paper V Co LLC
0.14%, 12/04/2020 5,000 4,999
0.15%, 12/18/2020 4,500 4,499
CRC Funding LLC
0.12%, 11/16/2020
(b)
600 600
0.17%, 01/21/2021
(b)
4,000 3,998
DCAT LLC
0.09%, 11/05/2020 5,000 5,000
0.10%, 11/12/2020 950 950
0.15%, 11/19/2020 4,800 4,800
0.15%, 12/03/2020 5,000 4,999
Gotham Funding Corp
0.10%, 11/10/2020
(b)
4,500 4,500
0.15%, 12/16/2020
(b)
5,000 4,999
0.16%, 12/15/2020
(b)
5,000 4,999
0.16%, 12/21/2020
(b)
3,000 2,999
Liberty Street Funding LLC
0.12%, 12/02/2020
(b)
5,000 4,999
0.16%, 12/04/2020
(b)
4,000 3,999
0.16%, 12/09/2020
(b)
4,500 4,499
Longship Funding LLC
0.10%, 11/02/2020
(b)
3,000 3,000
0.10%, 11/05/2020
(b)
5,000 5,000
0.10%, 11/06/2020
(b)
5,000 5,000
0.11%, 11/03/2020
(b)
6,000 6,000
Nationwide Building Society
0.14%, 11/09/2020
(b)
3,000 3,000
0.14%, 12/01/2020
(b)
5,500 5,499
0.15%, 11/10/2020
(b)
4,500 4,500
0.15%, 11/13/2020
(b)
840 840
0.18%, 11/05/2020
(b)
4,000 4,000
Nieuw Amsterdam Receivables Corp
0.12%, 11/09/2020
(b)
4,700 4,700
0.14%, 11/13/2020
(b)
4,500 4,500
0.15%, 11/16/2020
(b)
5,000 5,000
0.17%, 01/06/2021
(b)
4,500 4,499
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
0.15%, 01/15/2021
(b),(d)
4,500 4,499
Regency Markets No. 1 LLC
0.15%, 11/04/2020
(b)
4,000 4,000
0.15%, 11/09/2020
(b)
4,000 4,000

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
260
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Thunder Bay Funding LLC
0.13%, 12/16/2020
(b)
$ 5,000 $ 4,999
0.16%, 01/15/2021
(b)
3,000 2,999
$ 163,873
Electric - 0.63%
National Rural Utilities Cooperative Finance Corp
0.08%, 11/03/2020 5,000 5,000
Electrical Components & Equipment - 0.63%
Emerson Electric Co
0.09%, 11/02/2020
(b)
5,000 5,000
Gas - 2.17%
ONE Gas Inc
0.11%, 11/03/2020
(b)
4,000 4,000
0.11%, 11/18/2020
(b)
3,800 3,800
0.12%, 11/19/2020
(b)
5,000 5,000
0.12%, 11/23/2020
(b)
4,500 4,499
$ 17,299
Healthcare - Services - 1.13%
UnitedHealth Group Inc
0.13%, 11/10/2020
(b)
5,000 5,000
0.15%, 11/12/2020
(b)
4,000 4,000
$ 9,000
Holding Companies - Diversified - 2.38%
Koch Industries Inc
0.12%, 12/04/2020 5,000 4,999
0.14%, 01/07/2021 5,000 4,999
0.15%, 01/08/2021 4,000 3,999
0.15%, 01/11/2021 5,000 4,998
$ 18,995
Insurance - 2.32%
Prudential Funding LLC (credit support from
Prudential Financial Inc )
0.08%, 11/03/2020
(d)
5,000 5,000
0.08%, 11/05/2020
(d)
5,000 5,000
Prudential PLC
0.15%, 11/27/2020
(b)
3,500 3,500
0.16%, 01/15/2021
(b)
5,000 4,998
$ 18,498
Machinery - Construction & Mining - 0.63%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.10%, 11/02/2020
(d)
5,000 5,000
Oil & Gas - 1.70%
Exxon Mobil Corp
0.15%, 11/17/2020 5,000 5,000
0.19%, 01/12/2021 4,000 3,998
Total Capital Canada Ltd (credit support from
Total SA )
0.12%, 11/04/2020
(b),(d)
2,000 2,000
0.18%, 11/03/2020
(b),(d)
2,560 2,560
$ 13,558
Pharmaceuticals - 3.70%
Novartis Finance Corp (credit support from
Novartis AG )
0.11%, 11/27/2020
(b),(d)
5,000 5,000
0.12%, 11/16/2020
(b),(d)
4,500 4,500
0.12%, 12/22/2020
(b),(d)
5,000 4,999
Pfizer Inc
0.12%, 11/20/2020
(b)
5,000 5,000
0.12%, 11/25/2020
(b)
5,000 4,999
0.12%, 11/30/2020
(b)
5,000 4,999
$ 29,497
Telecommunications - 0.67%
Telstra Corp Ltd
0.14%, 11/04/2020
(b)
5,000 5,000
0.18%, 12/18/2020
(b)
322 322
$ 5,322
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Water - 1.63%
American Water Capital Corp (credit support
from American Water Works )
0.15%, 11/20/2020
(b),(d)
$ 5,000 $ 5,000
0.16%, 12/01/2020
(b),(d)
4,000 3,999
0.16%, 12/07/2020
(b),(d)
4,000 3,999
$ 12,998
TOTAL COMMERCIAL PAPER $ 662,290
REPURCHASE AGREEMENTS - 4.51%
Maturity
Amount (000's) Value (000's)
Banks - 4.51%
Barclays Capital Inc Repurchase Agreement;
0.06% traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$20,400,014; 0.00%; dated 08/15/2045)
$ 20,000 $ 20,000
Merrill Lynch Repurchase Agreement; 0.07%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$16,320,743; 0.00%; dated 11/27/2020)
16,000 16,000
$ 36,000
TOTAL REPURCHASE AGREEMENTS $ 36,000
Total Investments $ 789,932
Other Assets and Liabilities -  0.97% 7,765
TOTAL NET ASSETS - 100.00% $ 797,697
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $573,213 or 71.86% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 60.87%
Consumer, Non-cyclical 12.01%
Utilities 4.43%
Asset Backed Securities 4.00%
Money Market Funds 3.66%
Consumer, Cyclical 2.69%
Industrial 2.57%
Diversified 2.38%
Insured 2.14%
Basic Materials 1.91%
Energy 1.70%
Communications 0.67%
Other Assets and Liabilities
0.97%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2020
See accompanying notes.
261
INVESTMENT COMPANIES - 1 .75 % Shares Held Value (000's)
Money Market Funds - 1 .75%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
31,621,845 $ 31,622
TOTAL INVESTMENT COMPANIES $ 31,622
COMMON STOCKS - 98 .48 % Shares Held Value (000's)
Aerospace & Defense - 0 .53%
Northrop Grumman Corp 12,419 $ 3,599
Teledyne Technologies Inc
(b)
19,519 6,035
$ 9,634
Apparel - 2 .26%
Deckers Outdoor Corp
(b)
106,305 26,935
NIKE Inc 114,942 13,802
$ 40,737
Automobile Manufacturers - 1 .02%
PACCAR Inc 214,294 18,296
Banks - 3 .24%
JPMorgan Chase & Co 389,695 38,206
PNC Financial Services Group Inc/The 180,959 20,245
$ 58,451
Beverages - 2 .51%
Keurig Dr Pepper Inc 391,992 10,545
PepsiCo Inc 260,531 34,726
$ 45,271
Chemicals - 1 .43%
Air Products and Chemicals Inc 19,909 5,500
FMC Corp 196,955 20,235
$ 25,735
Commercial Services - 0 .92%
PayPal Holdings Inc
(b)
89,478 16,655
Computers - 5 .22%
Apple Inc 864,985 94,162
Consumer Products - 1 .42%
Church & Dwight Co Inc 290,121 25,644
Diversified Financial Services - 5 .10%
Ameriprise Financial Inc 57,724 9,284
BlackRock Inc 24,126 14,457
Charles Schwab Corp/The 242,896 9,985
Discover Financial Services 172,188 11,194
Nasdaq Inc 103,264 12,494
Visa Inc 190,276 34,575
$ 91,989
Electric - 3 .35%
NextEra Energy Inc 450,224 32,961
Xcel Energy Inc 390,394 27,339
$ 60,300
Electronics - 2 .08%
Honeywell International Inc 140,531 23,180
Roper Technologies Inc 38,665 14,358
$ 37,538
Environmental Control - 1 .10%
Republic Services Inc 203,460 17,939
Waste Connections Inc 18,146 1,802
$ 19,741
Food - 0 .91%
McCormick & Co Inc/MD 90,783 16,387
Hand & Machine Tools - 0 .15%
Snap-on Inc 16,953 2,671
Healthcare - Products - 5 .27%
Abbott Laboratories 179,427 18,860
Edwards Lifesciences Corp
(b)
163,420 11,716
Medtronic PLC 170,181 17,115
Thermo Fisher Scientific Inc 72,774 34,431
Varian Medical Systems Inc
(b)
74,685 12,905
$ 95,027
Healthcare - Services - 1 .81%
UnitedHealth Group Inc 76,432 23,323
Universal Health Services Inc 85,143 9,327
$ 32,650
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .91%
Chubb Ltd 31,890 $ 4,143
Fidelity National Financial Inc 269,100 8,420
Marsh & McLennan Cos Inc 215,961 22,343
Progressive Corp/The 190,063 17,467
$ 52,373
Internet - 10 .18%
Alphabet Inc - A Shares
(b)
34,907 56,414
Amazon.com Inc
(b)
26,933 81,773
Facebook Inc
(b)
135,306 35,600
Netflix Inc
(b)
20,289 9,652
$ 183,439
Machinery - Construction & Mining - 0 .31%
Epiroc AB - A Shares 370,934 5,539
Machinery - Diversified - 1 .45%
Deere & Co 115,758 26,151
Media - 2 .07%
Comcast Corp - Class A 381,175 16,101
Nexstar Media Group Inc 131,565 10,841
Walt Disney Co/The 85,860 10,410
$ 37,352
Miscellaneous Manufacturers - 0 .31%
3M Co 34,528 5,523
Oil & Gas - 1 .53%
Chevron Corp 330,499 22,970
Valero Energy Corp 120,186 4,640
$ 27,610
Packaging & Containers - 1 .32%
Ball Corp 267,778 23,832
Pharmaceuticals - 6 .84%
Becton Dickinson and Co 83,614 19,326
Bristol-Myers Squibb Co 358,431 20,950
DexCom Inc
(b)
16,647 5,320
Eli Lilly and Co 66,359 8,657
Johnson & Johnson 160,347 21,985
Merck & Co Inc 386,147 29,042
Pfizer Inc 174,846 6,204
Roche Holding AG ADR 295,533 11,818
$ 123,302
REITs - 3 .29%
Alexandria Real Estate Equities Inc 148,921 22,565
American Tower Corp 31,500 7,234
Extra Space Storage Inc 137,008 15,886
Prologis Inc 137,915 13,681
$ 59,366
Retail - 6 .97%
Costco Wholesale Corp 80,740 28,874
Home Depot Inc/The 117,140 31,242
Lululemon Athletica Inc
(b)
68,455 21,857
Starbucks Corp 198,146 17,231
Target Corp 125,324 19,077
Tractor Supply Co 55,510 7,395
$ 125,676
Semiconductors - 5 .89%
Broadcom Inc 71,126 24,868
Lam Research Corp 59,287 20,281
Microchip Technology Inc 149,893 15,751
NVIDIA Corp 40,878 20,494
Taiwan Semiconductor Manufacturing Co Ltd
ADR
296,594 24,875
$ 106,269
Software - 11 .86%
Adobe Inc
(b)
86,106 38,498
Fair Isaac Corp
(b)
56,578 22,148
Fidelity National Information Services Inc 125,663 15,656
Microsoft Corp 518,343 104,949
salesforce.com Inc
(b)
68,182 15,837
ServiceNow Inc
(b)
33,765 16,800
$ 213,888

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2020
See accompanying notes.
262
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 3 .18%
T-Mobile US Inc
(b)
270,089 $ 29,593
Verizon Communications Inc 485,992 27,697
$ 57,290
Transportation - 2 .05%
Expeditors International of Washington Inc 187,325 16,554
Union Pacific Corp 114,805 20,342
$ 36,896
TOTAL COMMON STOCKS $ 1,775,394
Total Investments $ 1,807,016
Other Assets and Liabilities -  (0.23)% (4,101)
TOTAL NET ASSETS - 100.00% $ 1,802,915
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .97%
Consumer, Non-cyclical 19 .68%
Communications 15 .43%
Financial 14 .54%
Consumer, Cyclical 10 .25%
Industrial 9 .30%
Utilities 3 .35%
Money Market Funds 1 .75%
Energy 1 .53%
Basic Materials 1 .43%
Other Assets and Liabilities
( 0 .23 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 48,465 $ 405,148 $ 421,991 $ 31,622
$ 48,465 $ 405,148 $ 421,991 $ 31,622
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 228 $ — $ — $ —
$ 228 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Real Estate Securities Fund
October 31, 2020
See accompanying notes.
263
INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,548 $ 4
TOTAL INVESTMENT COMPANIES $ 4
COMMON STOCKS - 100 .13 % Shares Held Value (000's)
Lodging - 0 .52%
Choice Hotels International Inc 172,612 $ 15,078
Hilton Worldwide Holdings Inc 92,183 8,094
$ 23,172
REITs - 99 .61%
Agree Realty Corp 150,090 9,316
Alexandria Real Estate Equities Inc 940,703 142,535
American Assets Trust Inc 1,192,672 24,963
American Campus Communities Inc 1,029,000 38,546
American Homes 4 Rent 6,535,440 184,757
American Tower Corp 716,864 164,628
Apartment Investment and Management Co 2,630,543 83,914
Apple Hospitality REIT Inc 921,860 9,126
AvalonBay Communities Inc 1,551,635 215,879
Boston Properties Inc 989,765 71,669
Brandywine Realty Trust 1,836,199 16,085
Broadstone Net Lease Inc 506,553 8,358
Camden Property Trust 817,170 75,376
CoreSite Realty Corp 530,535 63,325
Cousins Properties Inc 3,099,718 78,981
CubeSmart 2,351,128 79,774
CyrusOne Inc 895,484 63,624
DiamondRock Hospitality Co 3,294,844 16,277
Digital Realty Trust Inc 407,163 58,754
Equinix Inc 551,554 403,318
Equity LifeStyle Properties Inc 1,571,796 93,035
Equity Residential 1,087,504 51,091
Essential Properties Realty Trust Inc 1,154,103 19,066
Essex Property Trust Inc 924,757 189,196
Extra Space Storage Inc 1,092,646 126,692
First Industrial Realty Trust Inc 1,181,208 47,024
Healthcare Realty Trust Inc 1,886,565 52,446
Healthcare Trust of America Inc 6,018,591 146,252
Invitation Homes Inc 9,207,678 251,001
Kilroy Realty Corp 1,020,087 48,026
Park Hotels & Resorts Inc 3,438,333 34,143
Prologis Inc 4,559,698 452,322
PS Business Parks Inc 582,235 66,392
Public Storage 221,997 50,853
Regency Centers Corp 1,723,324 61,333
Rexford Industrial Realty Inc 1,350,836 62,760
Sabra Health Care REIT Inc 3,813,965 50,192
Saul Centers Inc 493,765 12,221
Simon Property Group Inc 625,479 39,286
STORE Capital Corp 4,776,393 122,753
Sun Communities Inc 1,204,124 165,724
Taubman Centers Inc 239,808 8,014
Terreno Realty Corp 1,806,429 101,666
Ventas Inc 399,018 15,749
VICI Properties Inc 3,479,354 79,851
Welltower Inc 4,183,193 224,930
Weyerhaeuser Co 1,049,772 28,648
$ 4,409,871
TOTAL COMMON STOCKS $ 4,433,043
Total Investments $ 4,433,047
Other Assets and Liabilities -  (0.13)% (5,618)
TOTAL NET ASSETS - 100.00% $ 4,427,429
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 99 .61%
Consumer, Cyclical 0 .52%
Money Market Funds 0 .00%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
October 31, 2020
See accompanying notes.
264
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,955 $ 830,820 $ 929,771 $ 4
$ 98,955 $ 830,820 $ 929,771 $ 4
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 556 $ — $ — $ —
$ 556 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
265
INVESTMENT COMPANIES - 0.43% Shares Held Value (000's)
Money Market Funds - 0.43%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
402,125 $ 402
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
25,114,570 25,115
$ 25,517
TOTAL INVESTMENT COMPANIES $ 25,517
BONDS - 86.83%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.12%
Raytheon Technologies Corp
3.20%, 03/15/2024
(e)
$ 6,750 $ 7,238
Agriculture - 0.44%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,225
4.35%, 03/15/2024 10,450 11,495
Cargill Inc
1.38%, 07/23/2023
(e)
9,800 10,025
$ 25,745
Airlines - 0.41%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
7,800 8,197
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 8,791 7,619
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
8,193 8,316
$ 24,132
Automobile Asset Backed Securities - 6.56%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 3,365 3,388
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 4,090 4,138
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 475 476
2.97%, 11/20/2023 7,300 7,423
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,858
2.43%, 09/19/2022 2,569 2,578
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 5,093 5,126
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 7,492 7,516
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 13,500 13,524
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(e)
2,370 2,382
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(e)
3,396 3,411
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(e)
1,579 1,582
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(e)
3,707 3,723
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
6,348 6,393
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
5,478 5,496
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
15,197 15,201
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
14,000 14,147
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
11,500 11,824
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,692
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
$ 11,700 $ 12,743
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
13,000 13,596
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
24,250 24,285
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
12,084 12,227
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 18,256
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 12,000 12,014
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 21,000 21,019
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(e)
345 346
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 18,142
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,249
Westlake Automobile Receivables Trust 2018-3
3.32%, 10/16/2023
(e)
4,520 4,531
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(e)
1,165 1,168
3.26%, 10/17/2022
(e)
13,150 13,269
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(e)
4,389 4,415
2.62%, 07/15/2024
(e)
8,800 8,923
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
9,165 9,227
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
11,000 11,041
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
28,500 28,509
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 10,225 10,291
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 18,900 18,916
$ 388,045
Automobile Floor Plan Asset Backed Securities - 1.12%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,317
3.29%, 05/15/2023 19,500 19,808
Ford Credit Floorplan Master Owner Trust A
0.55%, 10/15/2023 8,750 8,762
1.00 x 1 Month USD LIBOR + 0.40%
Volvo Financial Equipment Master Owner Trust
0.65%, 11/15/2022
(e)
8,750 8,751
1.00 x 1 Month USD LIBOR + 0.50%
0.67%, 07/17/2023
(e)
14,600 14,623
1.00 x 1 Month USD LIBOR + 0.52%
$ 66,261
Automobile Manufacturers - 0.58%
Ford Motor Credit Co LLC
1.50%, 03/28/2022 5,000 4,827
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
1.08%, 04/09/2021 9,700 9,702
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,897
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,851
$ 34,277

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
266
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 17.21%
Bank of America Corp
0.98%, 09/25/2025
(f)
$ 19,500 $ 19,481
United States Secured Overnight Financing
Rate + 0.91%
1.20%, 10/24/2026
(f)
19,600 19,618
United States Secured Overnight Financing
Rate + 1.01%
1.32%, 06/19/2026
(f)
19,400 19,497
United States Secured Overnight Financing
Rate + 1.15%
1.38%, 01/20/2023 28,400 28,710
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,244
3.00%, 12/20/2023
(f)
10,347 10,847
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 27,302
Bank of New York Mellon Corp/The
1.26%, 10/30/2023 24,500 24,869
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,262
2.50%, 04/15/2021 5,700 5,743
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 10,364
Capital One NA
1.36%, 01/30/2023 14,400 14,505
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
9,600 9,595
United States Secured Overnight Financing
Rate + 0.69%
1.17%, 04/25/2022 19,800 20,003
3 Month USD LIBOR + 0.96%
1.68%, 09/01/2023 10,000 10,163
3 Month USD LIBOR + 1.43%
2.70%, 03/30/2021 28,900 29,184
3.50%, 05/15/2023 9,750 10,443
4.00%, 08/05/2024 10,750 11,859
4.04%, 06/01/2024
(f)
4,750 5,147
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,922
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(f)
5,000 5,241
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(e),(f)
17,900 19,348
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,844
3.65%, 01/25/2024 9,800 10,673
4.30%, 01/16/2024 15,700 17,261
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,782
First Republic Bank/CA
1.91%, 02/12/2024
(f)
11,000 11,316
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc /The
1.32%, 04/26/2022 10,450 10,490
3 Month USD LIBOR + 1.11%
2.02%, 02/25/2021 9,600 9,650
3 Month USD LIBOR + 1.77%
3.00%, 04/26/2022 24,050 24,346
3.20%, 02/23/2023 10,000 10,582
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
$ 9,300 $ 9,745
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(f)
9,750 10,485
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc /OH
2.63%, 08/06/2024 9,800 10,438
ING Groep NV
3.15%, 03/29/2022 6,800 7,064
JPMorgan Chase & Co
1.11%, 04/25/2023 38,500 38,803
3 Month USD LIBOR + 0.90%
1.44%, 10/24/2023 15,000 15,264
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
14,700 15,019
United States Secured Overnight Financing
Rate + 1.46%
3.88%, 09/10/2024 5,249 5,818
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 13,200 13,470
2.40%, 06/09/2022 9,600 9,907
3.30%, 02/01/2022 4,750 4,922
KeyCorp
5.10%, 03/24/2021 21,000 21,393
Morgan Stanley
0.79%, 01/20/2023 9,800 9,827
United States Secured Overnight Financing
Rate + 0.70%
1.61%, 04/21/2021 20,700 20,828
3 Month USD LIBOR + 1.40%
1.61%, 10/24/2023 38,600 39,272
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 11,041
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 15,250
Natwest Group PLC
4.27%, 03/22/2025
(f)
9,750 10,679
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.72%, 07/27/2022 9,600 9,657
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 10,965 11,446
PNC Financial Services Group Inc /The
3.90%, 04/29/2024 9,850 10,854
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 10,093
State Street Corp
2.35%, 11/01/2025
(f)
9,800 10,375
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,696
Truist Bank
0.84%, 08/02/2022 9,750 9,785
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 16,015
2.63%, 01/15/2022 14,400 14,770
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,574
2.70%, 01/27/2022 3,832 3,936
2.90%, 03/03/2021 12,500 12,584
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,961
UBS Group AG
1.01%, 07/30/2024
(e),(f)
7,000 7,026
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,931

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
267
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
0.85%, 01/24/2022
(g)
$ 5,751 $ 5,786
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,944
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 14,750 15,241
2.65%, 05/23/2022 10,000 10,347
Wells Fargo & Co
1.65%, 06/02/2024
(f)
19,600 20,026
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
9,800 10,182
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
14,600 15,180
United States Secured Overnight Financing
Rate + 2.00%
2.41%, 10/30/2025
(f)
10,000 10,548
3 Month USD LIBOR + 0.83%
3.07%, 01/24/2023 19,000 19,574
$ 1,018,047
Beverages - 1.19%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,749
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,834
Diageo Capital PLC
1.38%, 09/29/2025 7,800 8,001
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,541
PepsiCo Inc
0.40%, 10/07/2023 14,000 14,034
$ 70,159
Biotechnology - 1.41%
Amgen Inc
2.20%, 02/21/2027 14,750 15,495
2.65%, 05/11/2022 9,600 9,917
Biogen Inc
3.63%, 09/15/2022 8,000 8,464
4.05%, 09/15/2025 1,500 1,704
Gilead Sciences Inc
0.75%, 09/29/2023 48,000 48,113
$ 83,693
Building Materials - 0.25%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,926
Chemicals - 0.93%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
6,750 6,832
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,545
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
7,300 7,718
DuPont de Nemours Inc
4.21%, 11/15/2023 10,475 11,520
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,637
3.60%, 08/15/2026 7,900 8,648
$ 54,900
Commercial Mortgage Backed Securities - 6.78%
Cold Storage Trust 2020-ICE5
1.06%, 11/15/2023
(e)
29,400 29,400
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.52%, 11/25/2026
(h)
14,700 14,688
0.53%, 01/25/2025 9,729 9,717
0.57%, 05/25/2026 16,800 16,804
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
0.70%, 01/25/2030 $ 29,250 $ 29,041
0.73%, 03/25/2030 17,484 17,307
0.74%, 11/25/2029 12,639 12,502
0.79%, 10/25/2053 22,600 22,507
0.80%, 02/25/2030 29,440 29,006
0.81%, 10/25/2029 38,996 38,495
0.83%, 10/25/2029 19,492 19,252
0.83%, 03/25/2030 24,436 24,292
0.85%, 04/25/2030
(h),( i )
29,250 29,249
1.02%, 09/25/2029 35,499 35,254
1.34%, 09/25/2027
(h)
14,700 15,092
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(j)
17,000 17,052
0.99%, 07/25/2040
(j)
23,500 23,588
Ginnie Mae
0.40%, 09/16/2055
(j),(k)
17,115 384
0.46%, 01/16/2054
(j),(k)
32,216 579
0.53%, 02/16/2048
(j),(k)
17,878 356
0.53%, 10/16/2054
(j),(k)
37,277 789
0.66%, 02/16/2055
(j),(k)
49,620 660
0.76%, 01/16/2055
(j),(k)
74,024 1,592
0.90%, 06/16/2045
(j),(k)
26,725 1,016
1.07%, 08/16/2042
(j),(k)
21,087 590
1.22%, 10/16/2051
(j),(k)
2,672 152
1.26%, 12/16/2036
(j),(k)
12,996 339
1.26%, 02/16/2046
(j),(k)
30,802 1,368
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 6,582 6,622
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 3,619 3,625
$ 401,318
Commercial Services - 0.25%
PayPal Holdings Inc
1.35%, 06/01/2023 14,600 14,912
Computers - 1.16%
Apple Inc
1.13%, 05/11/2025 34,800 35,460
3.25%, 02/23/2026 5,350 5,981
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
9,800 10,783
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 16,227
$ 68,451
Consumer Products - 0.16%
Reckitt Benckiser Treasury Services PLC
0.78%, 06/24/2022
(e)
9,600 9,636
3 Month USD LIBOR + 0.56%
Cosmetics & Personal Care - 0.12%
Unilever Capital Corp
0.38%, 09/14/2023 6,800 6,825
Credit Card Asset Backed Securities - 0.64%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 37,987
Diversified Financial Services - 1.31%
American Express Co
2.75%, 05/20/2022 9,800 10,148
3.00%, 02/22/2021 18,594 18,707
3.70%, 11/05/2021 6,850 7,062
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
19,750 20,081
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,617

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
USAA Capital Corp
1.50%, 05/01/2023
(e)
$ 3,000 $ 3,078
2.63%, 06/01/2021
(e)
9,800 9,933
$ 77,626
Electric - 5.66%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,638
Alliant Energy Finance LLC
3.75%, 06/15/2023
(e)
19,500 20,916
Berkshire Hathaway Energy Co
4.05%, 04/15/2025
(e)
5,000 5,677
Black Hills Corp
4.25%, 11/30/2023 27,000 29,491
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,157
Dominion Energy Inc
0.78%, 09/15/2023 14,500 14,537
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(j)
9,800 9,963
3.07%, 08/15/2024
(j)
9,800 10,582
DTE Energy Co
1.05%, 06/01/2025 4,400 4,415
2.25%, 11/01/2022 9,750 10,078
2.53%, 10/01/2024 10,000 10,612
2.60%, 06/15/2022 9,800 10,124
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,699
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,835
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,779
Evergy Inc
2.45%, 09/15/2024 9,300 9,856
Exelon Corp
3.50%, 06/01/2022 22,500 23,456
Fortis Inc /Canada
3.06%, 10/04/2026 12,300 13,430
Indiantown Cogeneration LP
9.77%, 12/15/2020 774 774
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,172
2.90%, 04/01/2022 14,162 14,647
3.15%, 04/01/2024 5,600 6,043
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,537
2.88%, 06/15/2024 7,900 8,491
San Diego Gas & Electric Co
1.91%, 02/01/2022 1,564 1,575
Southern California Edison Co
1.85%, 02/01/2022 2,509 2,510
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,778
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
19,500 20,610
WEC Energy Group Inc
0.55%, 09/15/2023 14,250 14,292
Xcel Energy Inc
0.50%, 10/15/2023 11,000 11,005
$ 334,679
Electrical Components & Equipment - 0.17%
Emerson Electric Co
0.88%, 10/15/2026 10,200 10,099
Electronics - 1.02%
Fortive Corp
2.35%, 06/15/2021 11,700 11,815
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc
0.48%, 08/19/2022 $ 14,250 $ 14,272
1.85%, 11/01/2021 9,600 9,731
2.15%, 08/08/2022 9,800 10,092
Roper Technologies Inc
1.00%, 09/15/2025 14,200 14,288
$ 60,198
Environmental Control - 0.10%
Republic Services Inc
2.50%, 08/15/2024 5,650 6,002
Finance - Mortgage Loan/Banker - 2.41%
Fannie Mae
1.75%, 07/02/2024 24,600 25,925
2.00%, 01/05/2022 24,000 24,531
2.50%, 02/05/2024
(g)
11,750 12,602
Freddie Mac
0.25%, 06/26/2023 22,600 22,609
0.25%, 08/24/2023 34,000 33,996
2.75%, 06/19/2023 21,650 23,081
$ 142,744
Food - 0.89%
Mars Inc
0.88%, 07/16/2026
(e)
24,000 23,917
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
29,000 28,863
$ 52,780
Forest Products & Paper - 0.30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 17,666
Gas - 0.25%
NiSource Inc
0.95%, 08/15/2025 14,600 14,554
Healthcare - Services - 0.59%
HCA Inc
5.25%, 06/15/2026 25,800 30,050
Humana Inc
2.50%, 12/15/2020 4,900 4,912
$ 34,962
Home Builders - 0.17%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,358
Home Furnishings - 0.26%
Panasonic Corp
2.54%, 07/19/2022
(e)
9,800 10,076
2.68%, 07/19/2024
(e)
5,000 5,320
$ 15,396
Insurance - 4.40%
Allstate Corp/The
0.85%, 03/29/2023 12,500 12,577
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 11,450 12,309
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 29,769
Guardian Life Global Funding
1.10%, 06/23/2025
(e)
17,525 17,706
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
19,500 19,687
2.00%, 04/15/2021
(e)
31,938 32,195
2.75%, 06/22/2024
(e)
13,000 13,939
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(e)
13,400 13,546
1.95%, 09/15/2021
(e)
28,175 28,583
3.60%, 01/11/2024
(e)
5,000 5,455
New York Life Global Funding
0.77%, 06/10/2022
(e)
24,000 24,159
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(e)
9,600 9,675

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
269
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
New York Life Global Funding   (continued)
2.00%, 01/22/2025
(e)
$ 9,800 $ 10,281
2.30%, 06/10/2022
(e)
16,000 16,495
Prudential Financial Inc
1.50%, 03/10/2026 13,700 14,054
$ 260,430
Internet - 0.33%
Amazon.com Inc
1.20%, 06/03/2027 19,500 19,702
Iron & Steel - 0.08%
Nucor Corp
2.00%, 06/01/2025 4,500 4,704
Machinery - Construction & Mining - 0.17%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 10,135
Machinery - Diversified - 0.35%
John Deere Capital Corp
1.20%, 04/06/2023 6,100 6,214
Otis Worldwide Corp
0.68%, 04/05/2023 14,750 14,754
3 Month USD LIBOR + 0.45%
$ 20,968
Media - 1.27%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 16,936
Discovery Communications LLC
4.90%, 03/11/2026 14,498 16,859
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,378
ViacomCBS Inc
4.75%, 05/15/2025 14,850 17,046
Walt Disney Co/The
1.75%, 01/13/2026 14,350 14,934
$ 75,153
Mining - 0.35%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 11,065
Glencore Funding LLC
1.63%, 09/01/2025
(e)
9,750 9,691
$ 20,756
Miscellaneous Manufacturers - 0.25%
Trane Technologies Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,608
Mortgage Backed Securities - 4.08%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 8 9
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(j)
6,024 6,118
CHL Mortgage Pass-Through Trust 2003-46
2.84%, 01/19/2034
(j)
260 256
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(e),(j)
4,878 4,900
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(e),(j)
3,747 3,763
GS Mortage -Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(j)
5,965 6,066
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(j)
7,277 7,385
JP Morgan Mortgage Trust 2004-A3
3.17%, 07/25/2034
(j)
337 322
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(j)
$ 4,873 $ 4,909
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(j)
3,934 3,983
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(e),(j)
6,332 6,359
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(j)
3,128 3,144
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(j)
5,419 5,480
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(j)
3,415 3,467
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(e),(j)
1,805 1,816
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(e),(j)
1,082 1,082
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(e),(j)
2,869 2,886
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(j)
4,389 4,481
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(j)
5,152 5,513
PHH Mortgage Trust Series 2008-CIM1
2.40%, 06/25/2038 941 922
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 178 177
PSMC 2018-1 Trust
3.50%, 02/25/2048
(e),(j)
5,660 5,702
PSMC 2018-2 Trust
3.50%, 06/25/2048
(e),(j)
3,856 3,869
PSMC 2019-1 Trust
4.00%, 07/25/2049
(e),(j)
114 114
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(j)
12,148 12,350
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(j)
9,633 9,788
RBSSP Resecuritization Trust 2009-7
0.55%, 06/26/2037
(e)
36 36
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(j)
3,076 3,076
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(j)
167 167
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(j)
5,609 5,651
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(j)
2,609 2,638
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(j)
3,947 3,992
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(j)
3,475 3,481
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(e),(j)
3,025 3,038
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(e),(j)
532 532
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(e),(j)
329 328
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(e),(j)
983 982
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(e),(j)
1,253 1,260
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(e),(j)
3,753 3,765
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(e),(j)
3,926 3,966
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(j)
2,902 2,939

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(j)
$ 17,500 $ 17,936
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(j)
6,405 6,461
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(e),(j)
633 635
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(e),(j)
32 32
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(j)
4,763 4,779
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(j)
12,183 12,375
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(j)
12,958 13,119
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(j)
12,616 12,819
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(j)
5,020 5,118
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(j)
15,962 16,428
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(j)
10,500 10,729
$ 241,291
Oil & Gas - 1.84%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,480
Chevron USA Inc
0.43%, 08/11/2023 10,700 10,700
0.69%, 08/12/2025 14,600 14,509
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,345
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 7,039
2.99%, 03/19/2025 9,800 10,659
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 10,546
Phillips 66
0.83%, 02/26/2021 700 700
3 Month USD LIBOR + 0.60%
3.85%, 04/09/2025 6,850 7,537
Shell International Finance BV
2.38%, 08/21/2022 11,700 12,120
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,733
3.10%, 05/15/2025 7,900 8,436
$ 108,804
Oil & Gas Services - 0.26%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 7,310 7,640
Schlumberger Finance Canada Ltd
1.40%, 09/17/2025 7,800 7,904
$ 15,544
Other Asset Backed Securities - 6.51%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
9,442 9,600
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(e)
462 464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
$ 5,646 $ 5,716
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
16,085 16,320
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
15,200 15,207
Drug Royalty III LP 1
1.84%, 10/15/2031
(e)
2,232 2,195
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(e)
869 869
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(e)
869 872
4.27%, 10/15/2031
(e)
2,710 2,789
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(e)
4,331 4,353
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
7,500 7,522
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
12,600 12,599
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
3,501 3,515
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
2,305 2,310
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
6,690 6,930
PFS Financing Corp
0.93%, 08/15/2024
(e)
9,500 9,525
0.97%, 02/15/2026
(e)
17,650 17,692
2.23%, 10/15/2024
(e)
29,250 30,016
2.86%, 04/15/2024
(e)
9,750 9,993
3.19%, 04/17/2023
(e)
8,750 8,861
3.52%, 10/15/2023
(e)
6,750 6,948
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(e)
22,000 22,246
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(e)
697 697
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
5,802 5,845
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 23,400 23,737
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,813
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,940
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,529
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,543
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 10,500 10,512
Verizon Owner Trust 2020-C
0.41%, 04/21/2025
(h)
17,750 17,744
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
18,750 18,759
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
4,900 4,970
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
12,900 13,141
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
7,356 7,407
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
5,959 6,196
$ 385,375
Pharmaceuticals - 3.20%
AbbVie Inc
2.15%, 11/19/2021
(e)
19,500 19,850
2.30%, 05/14/2021 14,800 14,928

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
271
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/2026 $ 24,000 $ 23,638
Bayer US Finance II LLC
3.50%, 06/25/2021
(e)
4,750 4,832
3.88%, 12/15/2023
(e)
5,800 6,315
Bristol-Myers Squibb Co
2.90%, 07/26/2024 8,350 9,011
3.63%, 05/15/2024 8,100 8,896
CVS Health Corp
2.63%, 08/15/2024 10,500 11,200
3.35%, 03/09/2021 14,216 14,364
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,479
Johnson & Johnson
0.95%, 09/01/2027 12,700 12,667
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,754
Merck & Co Inc
0.75%, 02/24/2026 8,800 8,776
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,371
Pfizer Inc
2.80%, 03/11/2022 9,750 10,077
$ 189,158
Pipelines - 1.67%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,116
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 15,150
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
12,550 13,067
Kinder Morgan Inc
1.52%, 01/15/2023 14,500 14,568
3 Month USD LIBOR + 1.28%
NGPL PipeCo LLC
4.88%, 08/15/2027
(e)
2,500 2,721
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,639
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 11,430
TransCanada PipeLines Ltd
2.49%, 05/15/2067 23,657 15,968
3 Month USD LIBOR + 2.21%
$ 98,659
REITs - 1.89%
American Tower Corp
2.40%, 03/15/2025 9,600 10,159
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 24,632
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,837
CubeSmart LP
4.00%, 11/15/2025 3,275 3,660
4.38%, 12/15/2023 13,400 14,708
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,757
4.95%, 04/01/2024 4,750 5,106
SBA Tower Trust
1.88%, 07/15/2050
(e)
5,623 5,798
3.17%, 04/09/2047
(e)
10,500 10,620
3.72%, 04/09/2048
(e)
632 651
Ventas Realty LP
3.50%, 04/15/2024 9,400 10,144
Welltower Inc
3.75%, 03/15/2023 4,920 5,217
3.95%, 09/01/2023 4,237 4,582
$ 111,871
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.37%
McDonald's Corp
2.75%, 12/09/2020 $ 8,256 $ 8,271
Walmart Inc
1.90%, 12/15/2020 6,850 6,864
2.85%, 07/08/2024 6,000 6,492
$ 21,627
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
1,200 —
Semiconductors - 0.97%
Broadcom Inc
2.25%, 11/15/2023 6,850 7,124
4.70%, 04/15/2025 10,300 11,712
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,562
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,552
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,632
3.15%, 05/01/2027
(e)
9,800 10,609
$ 57,191
Software - 0.15%
Intuit Inc
0.65%, 07/15/2023 8,800 8,861
Student Loan Asset Backed Securities - 3.53%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
6,538 6,798
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
10,407 10,834
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
15,602 15,922
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
6,679 6,805
KeyCorp Student Loan Trust 2000-A
0.57%, 05/25/2029 269 269
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
0.52%, 07/25/2029 6,390 6,311
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.74%, 01/25/2037 13,767 13,671
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
2,083 2,112
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
7,500 7,501
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
4,457 4,660
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(e)
3,528 3,541
Navient Private Education Refi Loan Trust
2019-D
0.55%, 12/15/2059
(e)
1,896 1,895
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(e)
2,942 2,959
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(e)
3,189 3,197
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
13,853 14,171
Navient Private Education Refi Loan Trust
2020-A
0.50%, 11/15/2068
(e)
4,514 4,508
1.00 x 1 Month USD LIBOR + 0.35%

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
272
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
$ 7,875 $ 7,907
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
15,497 15,733
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
10,514 10,544
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
12,480 12,504
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(e)
399 399
Navient Student Loan Trust 2019-B
0.55%, 12/15/2059
(e)
1,631 1,630
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.65%, 06/15/2033 1,020 1,004
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.58%, 03/15/2024 8,394 8,321
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.54%, 06/15/2039 20,752 19,773
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.45%, 12/15/2039 12,075 11,494
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-A
0.50%, 02/16/2026
(e)
259 259
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
0.50%, 07/15/2026
(e)
2,980 2,979
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.45%, 03/15/2027
(e)
11,394 11,382
1.00 x 1 Month USD LIBOR + 0.30%
$ 209,083
Telecommunications - 2.31%
AT&T Inc
1.15%, 02/15/2023 8,525 8,594
3 Month USD LIBOR + 0.89%
2.30%, 06/01/2027 24,500 25,517
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
18,500 18,691
3.72%, 07/15/2043
(e)
1,263 1,324
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
9,588 9,677
4.74%, 03/20/2025
(e)
39,800 43,291
5.15%, 03/20/2028
(e)
9,500 11,070
Verizon Communications Inc
1.68%, 10/30/2030
(e)
8,005 7,909
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,643
$ 136,716
Transportation - 0.21%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,863
3.75%, 06/09/2023 7,300 7,826
$ 12,689
Trucking & Leasing - 0.18%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,628
TOTAL BONDS $ 5,137,569
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12.99%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
3.53%, 09/01/2035 $ 36 $ 38
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 35 36
$ 74
Federal National Mortgage Association (FNMA) - 0.01%
2.17%, 10/01/2035 $ 82 $ 82
1.00 x 12 Month USD LIBOR + 1.67%
2.18%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
2.41%, 07/01/2034 35 35
1.00 x 12 Month USD LIBOR + 1.63%
2.43%, 08/01/2034 25 26
1.00 x 12 Month USD LIBOR + 1.63%
2.94%, 02/01/2035 13 13
1.00 x 6 Month USD LIBOR + 2.07%
3.08%, 02/01/2037 52 53
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.12%
3.09%, 07/01/2034 10 10
1.00 x 12 Month USD LIBOR + 1.65%
3.64%, 12/01/2032 13 13
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 21 21
1.00 x 12 Month USD LIBOR + 1.75%
4.04%, 11/01/2032 12 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.94%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 267
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 1.00%
0.25%, 07/31/2025 20,000 19,897
1.50%, 11/30/2021 14,600 14,812
1.63%, 08/31/2022 24,000 24,643
$ 59,352
U.S. Treasury Bill - 11.98%
0.08%, 12/10/2020
(l)
25,000 24,998
0.09%, 02/11/2021
(l)
29,250 29,242
0.09%, 02/18/2021
(l)
29,000 28,992
0.09%, 02/25/2021
(l)
30,000 29,990
0.09%, 04/08/2021
(l)
29,200 29,188
0.10%, 12/17/2020
(l)
25,000 24,997
0.10%, 03/04/2021
(l)
30,000 29,990
0.10%, 03/11/2021
(l)
30,000 29,990
0.10%, 04/01/2021
(l)
29,400 29,388
0.11%, 01/14/2021
(l)
29,250 29,245
0.11%, 01/21/2021
(l)
29,250 29,244
0.11%, 02/04/2021
(l)
29,000 28,993
0.11%, 03/18/2021
(l)
30,000 29,989
0.11%, 03/25/2021
(l)
29,500 29,489
0.11%, 04/15/2021
(l)
29,500 29,487
0.11%, 04/22/2021
(l)
29,500 29,486
0.12%, 12/24/2020
(l)
29,500 29,496
0.13%, 11/05/2020
(l)
29,400 29,400
0.14%, 11/19/2020
(l)
29,500 29,499
0.14%, 01/07/2021
(l)
29,500 29,495
0.15%, 11/12/2020
(l)
25,000 24,999
0.15%, 01/28/2021
(l)
29,500 29,493

Schedule of Investments
Short-Term Income Fund
October 31, 2020
See accompanying notes.
273
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.16%, 12/03/2020
(l)
$ 74,000 $ 73,995
$ 709,085
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 768,782
Total Investments $ 5,931,868
Other Assets and Liabilities -  (0.25)% (14,734)
TOTAL NET ASSETS - 100.00% $ 5,917,134
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $402 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,707,970 or 28.86% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security purchased on a when-issued basis.
( i ) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $29,249 or
0.49% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.81%
Asset Backed Securities 18.36%
Government 15.39%
Mortgage Securities 10.87%
Consumer, Non-cyclical 8.25%
Utilities 5.91%
Communications 3.91%
Energy 3.77%
Industrial 2.82%
Technology 2.28%
Consumer, Cyclical 1.79%
Basic Materials 1.66%
Money Market Funds 0.43%
Other Assets and Liabilities
(0.25)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 38,952 $ 2,972,803 $ 2,986,640 $ 25,115
$ 38,952 $ 2,972,803 $ 2,986,640 $ 25,115
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 406 $ — $ — $ —
$ 406 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Fund
October 31, 2020
See accompanying notes.
274
INVESTMENT COMPANIES - 4 .35 % Shares Held Value (000's)
Money Market Funds - 4 .35%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
28,977 $ 29
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
29,913,290 29,913
$ 29,942
TOTAL INVESTMENT COMPANIES $ 29,942
COMMON STOCKS - 97 .65 % Shares Held Value (000's)
Aerospace & Defense - 0 .70%
Aerojet Rocketdyne Holdings Inc
(d)
149,200 $ 4,837
Agriculture - 2 .31%
Darling Ingredients Inc
(d)
274,400 11,799
Vital Farms Inc
(d),(e)
118,600 4,099
$ 15,898
Automobile Parts & Equipment - 0 .87%
Modine Manufacturing Co
(d)
206,300 1,320
Visteon Corp
(d)
52,300 4,689
$ 6,009
Banks - 5 .26%
BancFirst Corp 40,700 1,809
First Foundation Inc 135,600 2,016
First Horizon National Corp 393,544 4,097
First Interstate BancSystem Inc 156,000 5,507
First Merchants Corp 143,900 3,757
First Midwest Bancorp Inc/IL 256,700 3,222
Flagstar Bancorp Inc 112,000 3,287
Independent Bank Corp/MI 92,500 1,385
Lakeland Bancorp Inc 101,700 1,132
United Community Banks Inc/GA 301,350 6,310
WesBanco Inc 155,500 3,777
$ 36,299
Biotechnology - 6 .10%
Acceleron Pharma Inc
(d)
54,600 5,710
ADC Therapeutics SA
(d),(e)
63,600 1,825
Allogene Therapeutics Inc
(d)
61,500 2,086
Bluebird Bio Inc
(d)
32,000 1,655
Denali Therapeutics Inc
(d)
137,800 5,895
FibroGen Inc
(d)
93,800 3,600
Insmed Inc
(d)
206,900 6,815
Iovance Biotherapeutics Inc
(d)
124,300 4,435
MacroGenics Inc
(d)
127,800 2,480
Magenta Therapeutics Inc
(d)
185,200 1,169
Precision BioSciences Inc
(d)
270,700 1,708
Seagen Inc
(d)
27,900 4,654
$ 42,032
Building Materials - 1 .97%
Builders FirstSource Inc
(d)
271,300 8,220
Masonite International Corp
(d)
60,800 5,351
$ 13,571
Chemicals - 1 .05%
Cabot Corp 138,800 5,276
Koppers Holdings Inc
(d)
88,400 1,983
$ 7,259
Commercial Services - 5 .73%
AMN Healthcare Services Inc
(d)
91,200 5,953
BrightView Holdings Inc
(d)
268,900 3,289
Brink's Co/The 96,700 4,142
HMS Holdings Corp
(d)
286,000 7,613
Huron Consulting Group Inc
(d)
117,400 4,445
ICF International Inc 66,200 4,329
K12 Inc
(d)
190,000 4,535
Medifast Inc 28,600 4,018
Nesco Holdings Inc
(d)
288,400 1,197
$ 39,521
Computers - 4 .36%
CACI International Inc
(d)
28,600 5,964
ExlService Holdings Inc
(d)
83,500 6,324
Parsons Corp
(d)
207,300 6,534
Perspecta Inc 355,600 6,376
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Ping Identity Holding Corp
(d)
176,300 $ 4,882
$ 30,080
Consumer Products - 0 .98%
Central Garden & Pet Co - A Shares
(d)
142,380 5,039
Quanex Building Products Corp 94,991 1,729
$ 6,768
Diversified Financial Services - 3 .63%
Federated Hermes Inc 118,100 2,822
LPL Financial Holdings Inc 47,100 3,765
Piper Sandler Cos 76,140 6,354
PJT Partners Inc 29,267 1,980
Stifel Financial Corp 172,611 10,091
$ 25,012
Electric - 2 .31%
PNM Resources Inc 185,580 9,279
Portland General Electric Co 169,600 6,665
$ 15,944
Electrical Components & Equipment - 1 .53%
EnerSys 124,800 8,936
nLight Inc
(d)
76,364 1,622
$ 10,558
Electronics - 3 .66%
Advanced Energy Industries Inc
(d)
114,900 7,752
Atkore International Group Inc
(d)
184,300 3,813
SYNNEX Corp 61,900 8,149
Vishay Intertechnology Inc 338,600 5,492
$ 25,206
Engineering & Construction - 2 .59%
Great Lakes Dredge & Dock Corp
(d)
412,200 4,258
MasTec Inc
(d)
200,100 9,933
Tutor Perini Corp
(d)
271,179 3,664
$ 17,855
Entertainment - 2 .52%
Caesars Entertainment Inc
(d)
192,500 8,628
Golden Entertainment Inc
(d)
190,100 2,445
Vail Resorts Inc 27,200 6,311
$ 17,384
Food - 0 .83%
Performance Food Group Co
(d)
170,118 5,718
Forest Products & Paper - 0 .20%
Glatfelter Corp 98,800 1,410
Gas - 0 .98%
Southwest Gas Holdings Inc 102,690 6,749
Healthcare - Products - 3 .85%
Adaptive Biotechnologies Corp
(d)
94,200 4,340
Castle Biosciences Inc
(d)
25,000 1,161
Natera Inc
(d)
152,515 10,258
Nevro Corp
(d)
48,200 7,192
STAAR Surgical Co
(d)
49,600 3,596
$ 26,547
Healthcare - Services - 4 .51%
Accolade Inc
(d),(e)
66,725 2,337
Addus HomeCare Corp
(d)
89,000 8,684
American Well Corp
(d)
9,387 242
Encompass Health Corp 104,100 6,382
Syneos Health Inc
(d)
133,100 7,065
Teladoc Health Inc
(d)
32,400 6,365
$ 31,075
Holding Companies - Diversified - 2 .12%
Ajax I
(d)
371,500 3,745
GS Acquisition Holdings Corp II
(d)
688,200 7,088
Vesper Healthcare Acquisition Corp
(d)
378,800 3,788
$ 14,621
Home Builders - 1 .27%
Taylor Morrison Home Corp
(d)
404,900 8,746
Home Furnishings - 0 .82%
Purple Innovation Inc
(d)
199,914 5,671

Schedule of Investments
SmallCap Fund
October 31, 2020
See accompanying notes.
275
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .25%
CNO Financial Group Inc 229,500 $ 4,074
Essent Group Ltd 137,900 5,495
Hanover Insurance Group Inc/The 70,700 6,763
NMI Holdings Inc
(d)
101,450 2,180
Reinsurance Group of America Inc 14,000 1,414
Stewart Information Services Corp 28,328 1,201
Trean Insurance Group Inc
(d)
117,100 1,271
$ 22,398
Internet - 1 .00%
Eventbrite Inc
(d)
286,100 2,641
Leslie's Inc
(d)
120,700 2,652
Revolve Group Inc
(d)
88,692 1,603
$ 6,896
Investment Companies - 0 .41%
StepStone Group Inc
(d)
110,800 2,849
Iron & Steel - 0 .97%
Cleveland-Cliffs Inc
(e)
806,600 6,679
Leisure Products & Services - 1 .00%
Lindblad Expeditions Holdings Inc
(d)
130,100 1,082
Planet Fitness Inc
(d)
97,800 5,797
$ 6,879
Lodging - 0 .85%
Extended Stay America Inc 519,550 5,897
Machinery - Diversified - 0 .56%
Columbus McKinnon Corp/NY 113,500 3,846
Media - 0 .49%
World Wrestling Entertainment Inc 93,800 3,411
Metal Fabrication & Hardware - 1 .16%
Rexnord Corp 249,900 8,017
Mining - 0 .36%
Alcoa Corp
(d)
133,390 1,723
Piedmont Lithium Ltd ADR
(d)
37,300 744
$ 2,467
Miscellaneous Manufacturers - 1 .07%
Hillenbrand Inc 207,700 6,075
Trinseo SA 40,900 1,302
$ 7,377
Oil & Gas - 0 .35%
Parsley Energy Inc 163,600 1,638
PDC Energy Inc
(d)
63,000 751
$ 2,389
Oil & Gas Services - 0 .31%
ChampionX Corp
(d)
220,300 1,923
Matrix Service Co
(d)
24,600 187
$ 2,110
Packaging & Containers - 0 .75%
Graphic Packaging Holding Co 387,400 5,148
Pharmaceuticals - 3 .63%
AdaptHealth Corp
(d)
202,266 5,522
DexCom Inc
(d)
10,100 3,228
Horizon Therapeutics Plc
(d)
117,700 8,819
PMV Pharmaceuticals Inc
(d)
48,458 1,699
Revance Therapeutics Inc
(d)
223,200 5,776
$ 25,044
REITs - 5 .44%
Agree Realty Corp 122,900 7,628
Cousins Properties Inc 235,701 6,006
First Industrial Realty Trust Inc 199,740 7,952
Ladder Capital Corp 391,700 2,938
Pebblebrook Hotel Trust 428,836 5,137
Rexford Industrial Realty Inc 168,300 7,819
$ 37,480
Retail - 4 .25%
Bed Bath & Beyond Inc 97,900 1,938
BJ's Wholesale Club Holdings Inc
(d)
249,051 9,536
Bloomin' Brands Inc 113,000 1,580
Brinker International Inc 73,100 3,183
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Caleres Inc 444,100 $ 3,411
Ruth's Hospitality Group Inc 174,300 1,948
Vroom Inc
(d)
144,400 5,935
World Fuel Services Corp 83,500 1,758
$ 29,289
Savings & Loans - 0 .68%
Meridian Bancorp Inc 67,300 838
Sterling Bancorp/DE 288,600 3,861
$ 4,699
Semiconductors - 3 .09%
Allegro MicroSystems Inc
(d)
233,600 4,275
Entegris Inc 106,540 7,966
SiTime Corp
(d)
109,000 9,100
$ 21,341
Software - 6 .33%
Aspen Technology Inc
(d)
60,500 6,643
Bentley Systems Inc
(d),(e)
29,624 1,039
BigCommerce Holdings Inc
(d),(e)
12,181 894
Cloudflare Inc
(d)
117,100 6,086
Duck Creek Technologies Inc
(d)
12,600 546
Jamf Holding Corp
(d),(e)
97,900 3,191
Manhattan Associates Inc
(d)
84,800 7,250
SolarWinds Corp
(d)
382,703 7,819
Sprout Social Inc
(d)
190,300 8,316
Sumo Logic Inc
(d),(e)
37,200 643
Vertex Inc
(d)
49,200 1,193
$ 43,620
Telecommunications - 0 .18%
Switch Inc 88,700 1,247
Transportation - 1 .37%
Atlas Air Worldwide Holdings Inc
(d)
74,509 4,408
Hub Group Inc
(d)
100,200 5,023
$ 9,431
TOTAL COMMON STOCKS $ 673,284
Total Investments $ 703,226
Other Assets and Liabilities -  (2.00)% (13,757)
TOTAL NET ASSETS - 100.00% $ 689,469
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,789 or 1.85% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27 .94%
Financial 18 .67%
Industrial 15 .36%
Technology 13 .78%
Consumer, Cyclical 11 .58%
Money Market Funds 4 .35%
Utilities 3 .29%
Basic Materials 2 .58%
Diversified 2 .12%
Communications 1 .67%
Energy 0 .66%
Other Assets and Liabilities
( 2 .00 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
October 31, 2020
See accompanying notes.
276
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 35,326 $ 415,261 $ 420,674 $ 29,913
$ 35,326 $ 415,261 $ 420,674 $ 29,913
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 80 $ — $ — $ —
$ 80 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
277
INVESTMENT COMPANIES - 2.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Russell 2000 Value ETF
(a)
14,140 $ 1,457
Money Market Funds - 2.09%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(b),(c)
22 —
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
16,879,366 16,879
$ 16,879
TOTAL INVESTMENT COMPANIES $ 18,336
COMMON STOCKS - 98.52% Shares Held Value (000's)
Advertising - 0.05%
Boston Omaha Corp
(e)
762 $ 12
Fluent Inc
(e)
2,927 7
MDC Partners Inc
(e)
140,100 328
National CineMedia Inc 3,866 8
Quotient Technology Inc
(e)
2,239 20
$ 375
Aerospace & Defense - 0.50%
AAR Corp 67,282 1,309
Astronics Corp
(e)
1,360 9
Barnes Group Inc 2,759 101
Ducommun Inc
(e)
628 21
Kaman Corp 1,462 58
Mercury Systems Inc
(e)
5,680 391
Moog Inc 15,842 989
National Presto Industries Inc 13,425 1,115
Park Aerospace Corp 1,102 12
Triumph Group Inc 3,056 20
$ 4,025
Agriculture - 0.29%
Alico Inc 296 8
Andersons Inc/The 1,843 40
Cadiz Inc
(a),(e)
659 6
Darling Ingredients Inc
(e)
28,724 1,235
Fresh Del Monte Produce Inc 1,841 40
Limoneira Co 743 10
Tejon Ranch Co
(e)
1,232 17
Universal Corp/VA 23,736 946
Vector Group Ltd 7,265 67
Vital Farms Inc
(a),(e)
339 12
$ 2,381
Airlines - 0.12%
Allegiant Travel Co 676 91
Hawaiian Holdings Inc 2,695 37
Mesa Air Group Inc
(e)
2,060 7
SkyWest Inc 2,927 85
Spirit Airlines Inc
(a),(e)
44,041 774
$ 994
Apparel - 0.44%
Kontoor Brands Inc 3,059 101
Lakeland Industries Inc
(a),(e)
442 9
Oxford Industries Inc 964 40
Rocky Brands Inc 14,996 404
Steven Madden Ltd 2,742 66
Superior Group of Cos Inc 517 11
Tapestry Inc 44,900 998
Unifi Inc
(e)
50,203 752
Urban Outfitters Inc
(e)
45,201 1,010
Weyco Group Inc 456 7
Wolverine World Wide Inc 4,696 125
$ 3,523
Automobile Manufacturers - 0.49%
Blue Bird Corp
(e)
88,101 1,017
Navistar International Corp
(e)
31,492 1,357
REV Group Inc 1,425 11
Wabash National Corp 106,837 1,524
Workhorse Group Inc
(a),(e)
5,546 85
$ 3,994
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1.33%
Adient PLC
(e)
69,305 $ 1,471
American Axle & Manufacturing Holdings Inc
(e)
6,688 45
Cooper Tire & Rubber Co 43,064 1,481
Cooper-Standard Holdings Inc
(e)
983 15
Dana Inc 8,517 119
Douglas Dynamics Inc 132 5
Goodyear Tire & Rubber Co/The 159,817 1,324
Meritor Inc
(e)
57,038 1,388
Methode Electronics Inc 47,272 1,455
Miller Industries Inc/TN 22,748 681
Modine Manufacturing Co
(e)
2,938 19
Motorcar Parts of America Inc
(e)
67,859 999
Standard Motor Products Inc 20,365 932
Telenav Inc
(e)
1,541 6
Tenneco Inc
(e)
3,026 26
Visteon Corp
(e)
8,400 753
$ 10,719
Banks - 10.84%
1st Constitution Bancorp 629 8
1st Source Corp 18,899 633
ACNB Corp 490 10
Alerus Financial Corp 877 19
Allegiance Bancshares Inc 1,114 32
Altabancorp 883 19
Amalgamated Bank 52,672 585
American National Bankshares Inc 620 14
Ameris Bancorp 17,742 520
Ames National Corp 508 10
Arrow Financial Corp 775 21
Associated Banc-Corp 93,700 1,283
Atlantic Capital Bancshares Inc
(e)
1,229 17
Atlantic Union Bankshares Corp 4,584 116
Auburn National BanCorp Inc 178 7
BancFirst Corp 1,105 49
Bancorp Inc/The
(e)
3,058 29
BancorpSouth Bank 5,827 136
Bank First Corp 40 3
Bank of Commerce Holdings 1,111 9
Bank of Marin Bancorp 775 23
Bank of NT Butterfield & Son Ltd/The 2,986 79
Bank of Princeton/The 395 8
Bank7 Corp 142 1
BankUnited Inc 58,900 1,487
Bankwell Financial Group Inc 503 8
Banner Corp 2,059 76
Bar Harbor Bankshares 32,398 661
BayCom Corp
(e)
653 7
BCB Bancorp Inc 955 9
Bogota Financial Corp
(e)
499 4
BOK Financial Corp 16,900 993
Bridge Bancorp Inc 34,312 670
Bridgewater Bancshares Inc
(e)
34,699 385
Bryn Mawr Bank Corp 24,762 665
Business First Bancshares Inc 1,124 19
Byline Bancorp Inc 1,432 19
C&F Financial Corp 263 8
Cadence BanCorp 140,357 1,574
California Bancorp Inc
(e)
574 8
Cambridge Bancorp 289 18
Camden National Corp 9,754 312
Capital Bancorp Inc
(e)
603 6
Capital City Bank Group Inc 784 17
Capstar Financial Holdings Inc 936 10
Carter Bank & Trust 1,336 9
Cathay General Bancorp 67,483 1,588
CB Financial Services Inc 374 7
CBTX Inc 1,038 20
Central Pacific Financial Corp 1,621 22
Central Valley Community Bancorp 649 8

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
278
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Century Bancorp Inc/MA 136 $ 10
Chemung Financial Corp 255 9
ChoiceOne Financial Services Inc 393 11
CIT Group Inc 73,204 2,156
Citizens & Northern Corp 780 13
Citizens Holding Co 354 8
City Holding Co 928 56
Civista Bancshares Inc 926 13
CNB Financial Corp/PA 19,167 348
Coastal Financial Corp/WA
(e)
577 9
Codorus Valley Bancorp Inc 651 9
Colony Bankcorp Inc 585 7
Columbia Banking System Inc 4,222 120
Community Bank System Inc 3,107 180
Community Financial Corp/The 360 8
Community Trust Bancorp Inc 30,939 985
ConnectOne Bancorp Inc 71,695 1,106
County Bancorp Inc 379 7
CrossFirst Bankshares Inc
(e)
39,442 330
Customers Bancorp Inc
(e)
107,817 1,490
CVB Financial Corp 58,417 1,022
Eagle Bancorp Inc 45,995 1,376
Enterprise Bancorp Inc/MA 521 12
Enterprise Financial Services Corp 1,420 41
Equity Bancshares Inc
(e)
69,650 1,281
Esquire Financial Holdings Inc
(e)
362 6
Evans Bancorp Inc 330 8
Farmers & Merchants Bancorp Inc/Archbold OH 588 12
Farmers National Banc Corp 1,532 18
FB Financial Corp 36,918 1,089
Fidelity D&D Bancorp Inc 222 11
Financial Institutions Inc 41,151 730
First Bancorp Inc/The 588 14
First BanCorp/Puerto Rico 314,680 2,042
First Bancorp/Southern Pines NC 1,696 41
First Bancshares Inc/The 1,219 29
First Bank/Hamilton NJ 1,149 9
First Busey Corp 2,990 54
First Business Financial Services Inc 20,879 358
First Choice Bancorp 641 9
First Commonwealth Financial Corp 5,803 50
First Community Bankshares Inc 1,019 19
First Community Corp/SC 542 8
First Financial Bancorp 50,167 717
First Financial Corp/IN 28,996 1,006
First Foundation Inc 1,789 27
First Guaranty Bancshares Inc 315 5
First Hawaiian Inc 79,607 1,374
First Internet Bancorp 42,868 923
First Interstate BancSystem Inc 2,461 87
First Merchants Corp 22,809 596
First Mid Bancshares Inc 24,011 667
First Midwest Bancorp Inc/IL 95,284 1,196
First Northwest Bancorp 679 8
First of Long Island Corp/The 48,042 742
First United Corp 509 6
Flagstar Bancorp Inc 2,507 74
FNB Corp/PA 127,600 965
FNCB Bancorp Inc 1,298 7
Franklin Financial Services Corp 313 7
Fulton Financial Corp 107,447 1,181
FVCBankcorp Inc
(e)
773 10
German American Bancorp Inc 1,454 44
Glacier Bancorp Inc 5,044 181
Great Southern Bancorp Inc 26,243 1,074
Great Western Bancorp Inc 99,180 1,289
Guaranty Bancshares Inc/TX 402 12
Hancock Whitney Corp 69,972 1,600
Hanmi Financial Corp 138,085 1,241
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
HarborOne Bancorp Inc 3,141 $ 30
Hawthorn Bancshares Inc 406 8
HBT Financial Inc 681 8
Heartland Financial USA Inc 21,756 717
Heritage Commerce Corp 3,453 25
Heritage Financial Corp/WA 17,133 359
Hilltop Holdings Inc 37,698 860
Home BancShares Inc/AR 73,926 1,227
HomeStreet Inc 39,146 1,216
Hope Bancorp Inc 174,496 1,408
Horizon Bancorp Inc/IN 67,034 831
Howard Bancorp Inc
(e)
862 9
Independent Bank Corp 1,815 104
Independent Bank Corp/MI 1,243 19
Independent Bank Group Inc 2,195 113
International Bancshares Corp 25,458 705
Investar Holding Corp 665 9
Kearny Financial Corp/MD 3,486 29
Lakeland Bancorp Inc 97,192 1,082
Lakeland Financial Corp 1,348 69
Landmark Bancorp Inc/Manhattan KS 284 7
LCNB Corp 710 10
Level One Bancorp Inc 387 6
Limestone Bancorp Inc
(e)
382 4
Live Oak Bancshares Inc 48,545 1,810
Luther Burbank Corp 71,417 674
Macatawa Bank Corp 1,548 11
Mackinac Financial Corp 678 7
MainStreet Bancshares Inc
(e)
536 8
Mercantile Bank Corp 928 20
Merchants Bancorp/IN 36,964 798
Meridian Corp 334 6
Meta Financial Group Inc 1,973 58
Metrocity Bankshares Inc
(a)
1,016 14
Metropolitan Bank Holding Corp
(e)
22,602 677
Mid Penn Bancorp Inc 451 9
Middlefield Banc Corp 424 8
Midland States Bancorp Inc 87,257 1,300
MidWestOne Financial Group Inc 35,952 724
MVB Financial Corp 572 9
National Bank Holdings Corp 15,981 482
National Bankshares Inc 367 10
NBT Bancorp Inc 2,522 69
Nicolet Bankshares Inc
(e)
545 34
Northeast Bank 434 8
Northrim BanCorp Inc 13,592 388
Norwood Financial Corp 357 8
Oak Valley Bancorp 518 7
OFG Bancorp 3,004 43
Ohio Valley Banc Corp 325 7
Old National Bancorp/IN 32,324 452
Old Second Bancorp Inc 1,700 15
OP Bancorp 926 6
Origin Bancorp Inc 14,396 322
Orrstown Financial Services Inc 22,897 320
PacWest Bancorp 66,700 1,283
Park National Corp 5,245 480
Parke Bancorp Inc 691 8
Partners Bancorp 749 4
PCB Bancorp 869 8
PCSB Financial Corp 867 12
Peapack-Gladstone Financial Corp 58,627 989
Penns Woods Bancorp Inc 421 9
Peoples Bancorp Inc/OH 15,886 359
Peoples Bancorp of North Carolina Inc 338 6
Peoples Financial Services Corp 402 14
Pioneer Bancorp Inc/NY
(e)
881 8
Plumas Bancorp 352 7
Popular Inc 34,600 1,460

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
279
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Preferred Bank/Los Angeles CA 808 $ 27
Premier Financial Bancorp Inc 762 10
Premier Financial Corp 76,507 1,375
Provident Bancorp Inc 656 6
QCR Holdings Inc 868 27
RBB Bancorp 51,208 653
Red River Bancshares Inc 281 13
Reliant Bancorp Inc 852 14
Renasant Corp 28,934 825
Republic Bancorp Inc/KY 21,866 729
Republic First Bancorp Inc
(e)
3,449 8
Richmond Mutual BanCorp Inc 806 9
S&T Bancorp Inc 16,790 332
Salisbury Bancorp Inc 193 7
Sandy Spring Bancorp Inc 15,686 397
SB Financial Group Inc 539 8
Seacoast Banking Corp of Florida
(e)
3,063 66
Select Bancorp Inc
(e)
1,108 8
ServisFirst Bancshares Inc 733 27
Shore Bancshares Inc 813 9
Sierra Bancorp 17,917 355
Silvergate Capital Corp
(e)
903 20
Simmons First National Corp 57,858 983
SmartFinancial Inc 819 12
South Plains Financial Inc 23,150 340
South State Corp 4,155 255
Southern First Bancshares Inc
(e)
418 11
Southern National Bancorp of Virginia Inc 73,345 708
Southside Bancshares Inc 1,872 50
Spirit of Texas Bancshares Inc 792 10
Standard AVB Financial Corp 273 9
Sterling Bancorp Inc/MI 1,242 4
Stock Yards Bancorp Inc 1,029 39
Summit Financial Group Inc 657 12
Synovus Financial Corp 60,000 1,560
Texas Capital Bancshares Inc
(e)
41,803 1,881
Tompkins Financial Corp 842 47
Towne Bank/Portsmouth VA 3,977 72
TriCo Bancshares 13,121 379
TriState Capital Holdings Inc
(e)
24,829 313
Triumph Bancorp Inc
(e)
1,310 55
TrustCo Bank Corp NY 116,602 641
Trustmark Corp 50,147 1,173
UMB Financial Corp 16,561 1,008
Umpqua Holdings Corp 84,500 1,061
United Bankshares Inc/WV 26,869 705
United Community Banks Inc/GA 24,858 520
United Security Bancshares/Fresno CA 1,022 6
Unity Bancorp Inc 564 8
Univest Financial Corp 48,481 769
Valley National Bancorp 107,078 818
Veritex Holdings Inc 2,785 55
Walker & Dunlop Inc 1,526 96
Washington Trust Bancorp Inc 19,504 659
Webster Financial Corp 46,300 1,491
WesBanco Inc 33,974 825
West BanCorp Inc 19,039 316
Westamerica BanCorp 1,336 70
Western New England Bancorp Inc 1,415 8
Wintrust Financial Corp 29,000 1,428
$ 87,522
Beverages - 0.02%
Farmer Bros Co
(e)
1,220 4
MGP Ingredients Inc 224 10
NewAge Inc
(e)
3,446 8
Primo Water Corp 9,198 115
$ 137
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.79%
Abeona Therapeutics Inc
(e)
3,000 $ 3
Achillion Pharamceuticals Inc
(e),(f),(g)
8,433 4
ADMA Biologics Inc
(a),(e)
685 1
Adverum Biotechnologies Inc
(e)
743 8
Akouos Inc
(e)
209 4
Albireo Pharma Inc
(e)
246 8
ALX Oncology Holdings Inc
(a),(e)
139 6
AMAG Pharmaceuticals Inc
(a),(e)
1,824 25
AnaptysBio Inc
(e)
1,260 37
ANI Pharmaceuticals Inc
(e)
309 8
Annexon Inc
(e)
214 5
Applied Genetic Technologies Corp/DE
(e)
1,633 8
Applied Molecular Transport Inc
(e)
180 5
Aptinyx Inc
(e)
1,865 6
Arena Pharmaceuticals Inc
(e)
3,190 273
Assembly Biosciences Inc
(e)
859 13
Atara Biotherapeutics Inc
(e)
1,092 14
Atreca Inc
(e)
130 2
AVEO Pharmaceuticals Inc
(e)
614 3
Avid Bioservices Inc
(e)
481 4
Avidity Biosciences Inc
(e)
243 6
BioCryst Pharmaceuticals Inc
(e)
2,287 9
Cabaletta Bio Inc
(e)
754 9
CASI Pharmaceuticals Inc
(e)
816 2
Catabasis Pharmaceuticals Inc
(e)
443 1
CEL-SCI Corp
(a),(e)
363 4
Checkmate Pharmaceuticals Inc
(e)
83 1
Chinook Therapeutics Inc
(e)
161 2
Cortexyme Inc
(a),(e)
80 4
Cymabay Therapeutics Inc
(e)
4,116 34
Dynavax Technologies Corp
(e)
1,044 4
Emergent BioSolutions Inc
(e)
56,400 5,074
Enochian Biosciences Inc
(e)
1,190 4
Enzo Biochem Inc
(e)
3,373 6
Epizyme Inc
(e)
1,952 24
Evolus Inc
(a),(e)
957 3
Exicure Inc
(e)
721 1
FibroGen Inc
(e)
690 27
Five Prime Therapeutics Inc
(e)
1,663 8
Forma Therapeutics Holdings Inc
(e)
188 8
Generation Bio Co
(e)
177 5
Geron Corp
(e)
16,294 28
GlycoMimetics Inc
(e)
2,367 7
Gossamer Bio Inc
(e)
1,930 16
Harvard Bioscience Inc
(e)
2,640 9
iBio Inc
(e)
700 1
ImmunoGen Inc
(e)
5,823 33
Inozyme Pharma Inc
(e)
134 3
iTeos Therapeutics Inc
(a),(e)
176 4
IVERIC bio Inc
(e)
4,723 28
Keros Therapeutics Inc
(e)
51 3
Kezar Life Sciences Inc
(e)
1,831 9
Kindred Biosciences Inc
(e)
565 2
Kiniksa Pharmaceuticals Ltd
(e)
131 2
Lyra Therapeutics Inc
(e)
30 —
MacroGenics Inc
(e)
1,993 39
Magenta Therapeutics Inc
(e)
254 2
Marker Therapeutics Inc
(e)
901 1
MEI Pharma Inc
(e)
1,176 3
MeiraGTx Holdings plc
(e)
167 2
Myriad Genetics Inc
(e)
4,229 53
NantKwest Inc
(a),(e)
364 3
NextCure Inc
(e)
125 1
NGM Biopharmaceuticals Inc
(e)
136 2
Nkarta Inc
(e)
236 7
Novavax Inc
(e)
2,668 215
Nurix Therapeutics Inc
(a),(e)
161 4
Orgenesis Inc
(e)
1,108 5
Osmotica Pharmaceuticals PLC
(e)
301 2

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
280
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Pacific Biosciences of California Inc
(e)
1,207 $ 16
Pandion Therapeutics Inc
(a),(e)
123 1
PDL BioPharma Inc
(e)
6,653 14
Pliant Therapeutics Inc
(e)
172 4
Poseida Therapeutics Inc
(e)
221 3
Precigen Inc
(a),(e)
1,021 4
Precision BioSciences Inc
(e)
296 2
Prothena Corp PLC
(e)
1,820 20
Relay Therapeutics Inc
(a),(e)
387 14
Rubius Therapeutics Inc
(a),(e)
1,848 8
Savara Inc
(e)
3,474 4
Selecta Biosciences Inc
(a),(e)
2,706 8
Solid Biosciences Inc
(e)
1,658 5
Strongbridge Biopharma PLC
(e)
305 1
Sutro Biopharma Inc
(a),(e)
207 3
TCR2 Therapeutics Inc
(e)
1,389 27
Theravance Biopharma Inc
(e)
447 8
Turning Point Therapeutics Inc
(e)
126 12
Vaxart Inc
(a),(e)
577 3
VBI Vaccines Inc
(e)
2,247 5
Verastem Inc
(e)
6,545 8
Vericel Corp
(e)
402 7
Viking Therapeutics Inc
(a),(e)
3,614 20
VolitionRX Ltd
(a),(e)
152 —
VYNE Therapeutics Inc
(e)
6,994 11
X4 Pharmaceuticals Inc
(e)
1,123 6
XBiotech Inc
(a),(e)
836 14
Xencor Inc
(e)
215 8
XOMA Corp
(e)
91 2
Zentalis Pharmaceuticals Inc
(e)
58 2
ZIOPHARM Oncology Inc
(a),(e)
4,063 9
$ 6,406
Building Materials - 3.41%
American Woodmark Corp
(e)
998 82
Apogee Enterprises Inc 1,290 31
Armstrong Flooring Inc
(e)
163,851 485
Armstrong World Industries Inc 52,050 3,118
Boise Cascade Co 1,920 74
Builders FirstSource Inc
(e)
350,076 10,607
Caesarstone Ltd 123,503 1,192
Concrete Pumping Holdings Inc
(e)
1,872 6
Cornerstone Building Brands Inc
(e)
41,021 315
Gibraltar Industries Inc
(e)
36,730 2,110
Griffon Corp 2,525 54
JELD-WEN Holding Inc
(e)
4,036 85
LSI Industries Inc 1,512 10
Masonite International Corp
(e)
12,358 1,087
Patrick Industries Inc 94 5
PGT Innovations Inc
(e)
2,149 36
Simpson Manufacturing Co Inc 56,750 5,035
SPX Corp
(e)
32,351 1,372
Summit Materials Inc
(e)
34,200 605
UFP Industries Inc 24,087 1,202
US Concrete Inc
(e)
937 32
$ 27,543
Chemicals - 3.04%
AdvanSix Inc
(e)
1,617 25
AgroFresh Solutions Inc
(e)
2,146 4
American Vanguard Corp 69,761 901
Amyris Inc
(a),(e)
5,660 14
Axalta Coating Systems Ltd
(e)
401,100 10,072
Balchem Corp 147 15
Cabot Corp 33,800 1,285
Element Solutions Inc
(e)
798,175 9,355
Ferro Corp
(e)
1,254 16
GCP Applied Technologies Inc
(e)
623 13
Hawkins Inc 252 12
HB Fuller Co 1,063 48
Huntsman Corp 32,200 782
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Innospec Inc 6,012 $ 398
Intrepid Potash Inc
(e)
722 7
Koppers Holdings Inc
(e)
467 10
Kraton Corp
(e)
1,845 52
Kronos Worldwide Inc 1,319 17
Marrone Bio Innovations Inc
(a),(e)
567 1
Minerals Technologies Inc 14,582 797
Oil-Dri Corp of America 295 10
Orion Engineered Carbons SA 1,578 23
PQ Group Holdings Inc
(e)
1,905 22
Rayonier Advanced Materials Inc
(e)
3,674 13
Rogers Corp
(e)
907 110
Sensient Technologies Corp 1,482 97
Stepan Co 1,160 135
Tronox Holdings PLC 3,460 34
Westlake Chemical Partners LP 16,100 292
$ 24,560
Coal - 0.09%
Arch Resources Inc
(e)
886 27
CONSOL Energy Inc
(e)
1,818 7
NACCO Industries Inc 283 6
Peabody Energy Corp
(e)
4,177 5
SunCoke Energy Inc 4,929 17
Warrior Met Coal Inc 45,052 676
$ 738
Commercial Services - 5.28%
ABM Industries Inc 3,941 137
Acacia Research Corp
(e)
2,813 9
Adtalem Global Education Inc
(e)
3,091 72
Alta Equipment Group Inc
(e)
1,062 8
American Public Education Inc
(e)
13,487 381
AMN Healthcare Services Inc
(e)
70,925 4,630
Arlo Technologies Inc
(e)
4,607 21
ASGN Inc
(e)
109,589 7,307
Barrett Business Services Inc 400 24
BG Staffing Inc 40,499 323
BrightView Holdings Inc
(e)
2,398 29
CAI International Inc 787 21
Cardtronics PLC
(e)
46,683 831
Carriage Services Inc 969 25
Cass Information Systems Inc 33,500 1,314
CBIZ Inc
(e)
2,521 57
Cimpress PLC
(e)
24,979 1,834
Collectors Universe Inc 72 4
CRA International Inc 141 6
Cross Country Healthcare Inc
(e)
1,893 15
Deluxe Corp 28,013 601
Emerald Holding Inc 367,656 963
Ennis Inc 74,665 1,138
Franchise Group Inc 1,130 26
FTI Consulting Inc
(e)
54,300 5,346
GP Strategies Corp
(e)
71,739 692
Green Dot Corp
(e)
2,733 146
H&R Block Inc 75,900 1,310
Hackett Group Inc/The 276 4
Heidrick & Struggles International Inc 64,328 1,470
Herc Holdings Inc
(e)
1,357 60
HMS Holdings Corp
(e)
13,000 346
Huron Consulting Group Inc
(e)
1,215 46
ICF International Inc 535 35
Information Services Group Inc
(e)
2,666 5
Insperity Inc 1,074 82
K12 Inc
(e)
2,367 57
Kelly Services Inc 81,128 1,410
Kforce Inc 21,900 760
Korn Ferry 45,859 1,384
Laureate Education Inc
(e)
6,400 83
LiveRamp Holdings Inc
(e)
719 48
ManpowerGroup Inc 13,000 882

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
281
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
MoneyGram International Inc
(e)
3,674 $ 19
Monro Inc 986 41
Nesco Holdings Inc
(e)
1,007 4
PFSweb Inc
(e)
341 2
Priority Technology Holdings Inc
(e)
49 —
Quad/Graphics Inc 2,325 5
Rent-A-Center Inc/TX 309 10
Resources Connection Inc 84,531 908
Ritchie Bros Auctioneers Inc 79,225 4,803
ServiceSource International Inc
(e)
5,974 8
SP Plus Corp
(e)
1,356 25
Team Inc
(e)
1,773 10
Textainer Group Holdings Ltd
(e)
3,033 44
TrueBlue Inc
(e)
87,619 1,360
Universal Technical Institute Inc
(e)
193 1
Vectrus Inc
(e)
34,229 1,352
Viad Corp 1,189 24
Vivint Smart Home Inc
(e)
3,380 53
Willdan Group Inc
(e)
239 6
WW International Inc
(e)
2,124 45
$ 42,662
Computers - 3.83%
3D Systems Corp
(a),(e)
6,889 39
CACI International Inc
(e)
37,355 7,790
Conduent Inc
(e)
9,818 34
Cubic Corp 1,649 97
CyberArk Software Ltd
(e)
33,150 3,287
Diebold Nixdorf Inc
(e)
2,500 16
DXC Technology Co 191,250 3,523
ExOne Co/The
(e)
228 2
Insight Enterprises Inc
(e)
242,121 12,916
Lumentum Holdings Inc
(e)
9,645 798
MTS Systems Corp 1,136 28
NetScout Systems Inc
(e)
4,087 84
Parsons Corp
(e)
361 11
Perspecta Inc 1,413 25
PlayAGS Inc
(e)
1,520 4
Quantum Corp
(e)
1,677 7
SecureWorks Corp
(e)
578 6
StarTek Inc
(e)
1,267 7
Super Micro Computer Inc
(e)
50,970 1,158
Sykes Enterprises Inc
(e)
30,643 1,049
Unisys Corp
(e)
3,317 44
$ 30,925
Consumer Products - 0.16%
ACCO Brands Corp 217,696 1,147
Central Garden & Pet Co
(e)
389 15
Central Garden & Pet Co - A Shares
(e)
1,633 58
Quanex Building Products Corp 1,944 35
WD-40 Co 47 12
$ 1,267
Cosmetics & Personal Care - 0.01%
Edgewell Personal Care Co
(e)
3,236 85
Revlon Inc
(a),(e)
564 2
$ 87
Distribution & Wholesale - 1.61%
A-Mark Precious Metals Inc 278 9
Avient Corp 5,376 167
Core-Mark Holding Co Inc 234 6
Fossil Group Inc
(e)
2,743 16
G-III Apparel Group Ltd
(e)
70,208 946
H&E Equipment Services Inc 1,896 40
KAR Auction Services Inc 7,603 111
Resideo Technologies Inc
(e)
179,502 1,809
ScanSource Inc
(e)
67,673 1,360
Systemax Inc 314 9
Titan Machinery Inc
(e)
1,119 17
Triton International Ltd/Bermuda 3,572 132
Univar Solutions Inc
(e)
424,300 7,039
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Veritiv Corp
(e)
752 $ 11
VSE Corp 514 15
WESCO International Inc
(e)
31,020 1,279
$ 12,966
Diversified Financial Services - 4.94%
Aaron's Holdings Co Inc 19,291 1,008
Affiliated Managers Group Inc 8,900 671
AllianceBernstein Holding LP 22,852 664
Altisource Portfolio Solutions SA
(e)
325 4
Amerant Bancorp Inc
(e)
1,336 13
Arlington Asset Investment Corp 2,771 7
Artisan Partners Asset Management Inc 29,410 1,178
Assetmark Financial Holdings Inc
(e)
547 12
Associated Capital Group Inc 140 4
B Riley Financial Inc 1,142 30
BGC Partners Inc 18,056 53
Blucora Inc
(e)
2,856 28
Boston Private Financial Holdings Inc 221,470 1,369
Brightsphere Investment Group Inc 49,098 677
Columbia Financial Inc
(e)
2,082 25
Cowen Inc 71,416 1,533
Diamond Hill Investment Group Inc 173 24
Encore Capital Group Inc
(e)
1,849 59
Enova International Inc
(e)
27,595 423
Evercore Inc - Class A 9,200 732
EZCORP Inc
(e)
2,868 13
Federal Agricultural Mortgage Corp 10,512 679
Federated Hermes Inc 30,764 735
First Western Financial Inc
(e)
473 7
GAMCO Investors Inc 79 1
Greenhill & Co Inc 85,699 1,108
Hannon Armstrong Sustainable Infrastructure
Capital Inc
4,045 169
Lazard Ltd 36,600 1,232
LendingClub Corp
(e)
4,094 19
LPL Financial Holdings Inc 167,275 13,370
Marlin Business Services Corp 635 5
MMA Capital Holdings Inc
(e)
328 8
Moelis & Co 127,675 4,749
Mr Cooper Group Inc
(e)
4,502 95
Navient Corp 124,024 993
Nelnet Inc 1,006 61
NewStar Financial Inc
(e),(f),(g)
52,106 —
Oportun Financial Corp
(e)
1,144 15
Oppenheimer Holdings Inc 29,395 737
PennyMac Financial Services Inc 21,326 1,083
Piper Sandler Cos 1,027 86
PRA Group Inc
(e)
17,881 610
Regional Management Corp 487 10
Sculptor Capital Management Inc 1,069 12
Silvercrest Asset Management Group Inc 354 4
SLM Corp 112,500 1,034
Stifel Financial Corp 38,733 2,265
StoneX Group Inc
(e)
6,488 344
SWK Holdings Corp
(e)
268 4
Virtus Investment Partners Inc 7,589 1,211
Waddell & Reed Financial Inc 43,798 673
Westwood Holdings Group Inc 592 6
WisdomTree Investments Inc 8,189 30
World Acceptance Corp
(e)
270 23
$ 39,905
Electric - 1.56%
ALLETE Inc 35,032 1,807
Atlantic Power Corp
(e)
4,758 9
Avista Corp 44,732 1,486
Black Hills Corp 3,744 212
Brookfield Renewable Corp 3,708 248
Clearway Energy Inc - Class A 42,774 1,121
Clearway Energy Inc - Class C 3,794 107

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
282
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
MGE Energy Inc 1,563 $ 102
NorthWestern Corp 28,611 1,491
Otter Tail Corp 38,180 1,465
PNM Resources Inc 44,995 2,249
Portland General Electric Co 57,596 2,264
Unitil Corp 866 30
$ 12,591
Electrical Components & Equipment - 0.79%
Acuity Brands Inc 6,500 579
American Superconductor Corp
(e)
1,296 18
Belden Inc 43,318 1,338
Encore Wire Corp 31,048 1,435
EnerSys 20,566 1,472
Graham Corp 25,364 335
Insteel Industries Inc 53,291 1,160
Powell Industries Inc 520 12
Ultralife Corp
(e)
689 4
$ 6,353
Electronics - 2.24%
Allied Motion Technologies Inc 71 3
API Group Corp
(e),(h)
8,243 119
Applied Optoelectronics Inc
(a),(e)
1,261 11
Avnet Inc 53,000 1,308
Bel Fuse Inc 692 8
Benchmark Electronics Inc 2,161 45
Brady Corp 132,886 5,013
Comtech Telecommunications Corp 89,034 1,282
Digimarc Corp
(e)
100 3
FARO Technologies Inc
(e)
100 6
Fitbit Inc
(e)
4,641 33
Fluidigm Corp
(e)
3,852 22
GoPro Inc
(e)
1,079 6
II-VI Inc
(e)
692 31
IntriCon Corp
(e)
593 7
Kimball Electronics Inc
(e)
53,219 645
Knowles Corp
(e)
5,267 75
LENSAR Inc
(e)
653 6
NVE Corp 7,039 325
Plexus Corp
(e)
305 21
Sanmina Corp
(e)
76,538 1,871
SMART Global Holdings Inc
(e)
65 2
Stoneridge Inc
(e)
1,534 35
TTM Technologies Inc
(e)
5,945 71
Turtle Beach Corp
(e)
787 14
Vishay Intertechnology Inc 87,600 1,421
Vishay Precision Group Inc
(e)
727 17
Watts Water Technologies Inc 51,123 5,662
$ 18,062
Energy - Alternate Sources - 0.33%
Clean Energy Fuels Corp
(e)
7,750 19
FuelCell Energy Inc
(a),(e)
4,145 8
FutureFuel Corp 55,527 660
Green Plains Inc
(e)
2,022 31
Maxeon Solar Technologies Ltd
(a),(e)
220 4
Renewable Energy Group Inc
(e)
13,489 760
REX American Resources Corp
(e)
14,545 1,058
Sunnova Energy International Inc
(e)
2,741 66
SunPower Corp
(a),(e)
1,380 22
$ 2,628
Engineering & Construction - 2.21%
Aegion Corp
(e)
1,791 25
Arcosa Inc 50,687 2,341
Comfort Systems USA Inc 21,607 990
Construction Partners Inc
(e)
841 17
Dycom Industries Inc
(e)
502 33
EMCOR Group Inc 34,014 2,319
Fluor Corp 190,282 2,159
Granite Construction Inc 2,477 48
Great Lakes Dredge & Dock Corp
(e)
96,982 1,002
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
IES Holdings Inc
(e)
300 $ 10
KBR Inc 64,845 1,446
MasTec Inc
(e)
23,986 1,190
Mistras Group Inc
(e)
1,377 5
MYR Group Inc
(e)
28,110 1,202
NV5 Global Inc
(e)
71 4
Primoris Services Corp 75,217 1,419
Star Group LP 66,702 631
Sterling Construction Co Inc
(e)
46,371 681
Tutor Perini Corp
(e)
112,226 1,516
WillScot Mobile Mini Holdings Corp
(e)
44,288 823
$ 17,861
Entertainment - 1.47%
AMC Entertainment Holdings Inc 3,266 8
Caesars Entertainment Inc
(e)
144,228 6,465
Cinemark Holdings Inc
(a)
6,360 52
Eros STX Global Corp
(a),(e)
8,764 17
Everi Holdings Inc
(e)
3,115 27
GAN Ltd
(a),(e)
167 2
Golden Entertainment Inc
(e)
648 8
IMAX Corp
(e)
2,935 34
International Game Technology PLC 5,914 49
Liberty Media Corp-Liberty Braves - A Shares
(a),(e)
300 6
Liberty Media Corp-Liberty Braves - C Shares
(e)
842 17
Marriott Vacations Worldwide Corp 2,090 202
Monarch Casino & Resort Inc
(e)
219 10
Penn National Gaming Inc
(e)
4,483 242
RCI Hospitality Holdings Inc 500 11
Red Rock Resorts Inc 966 18
Scientific Games Corp
(e)
113,094 3,605
SeaWorld Entertainment Inc
(e)
1,689 37
Twin River Worldwide Holdings Inc 42,400 1,029
$ 11,839
Environmental Control - 0.10%
Advanced Emissions Solutions Inc 1,203 5
Casella Waste Systems Inc
(e)
353 19
CECO Environmental Corp
(e)
1,831 13
Covanta Holding Corp 4,270 39
Harsco Corp
(e)
4,647 60
Heritage-Crystal Clean Inc
(e)
887 15
Montrose Environmental Group Inc
(e)
387 11
Tetra Tech Inc 5,730 578
US Ecology Inc 1,843 56
$ 796
Food - 1.75%
B&G Foods Inc
(a)
449 12
BellRing Brands Inc
(e)
2,359 43
Bridgford Foods Corp
(e)
94 2
Cal-Maine Foods Inc
(e)
1,237 47
Chefs' Warehouse Inc/The
(e)
1,768 24
HF Foods Group Inc
(a),(e)
2,103 14
Hostess Brands Inc
(e)
134,197 1,696
Ingles Markets Inc 28,638 1,027
J & J Snack Foods Corp 644 87
Lancaster Colony Corp 3,750 623
Landec Corp
(e)
1,530 15
Nathan's Famous Inc 173 9
Natural Grocers by Vitamin Cottage Inc 295 3
Performance Food Group Co
(e)
206,668 6,946
Sanderson Farms Inc 259 33
Seneca Foods Corp - Class A
(e)
374 14
Simply Good Foods Co/The
(e)
5,010 94
SpartanNash Co 48,357 891
Tootsie Roll Industries Inc
(a)
199 6
United Natural Foods Inc
(e)
3,172 46
Village Super Market Inc 44,856 1,016
Weis Markets Inc 32,897 1,494
$ 14,142

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
283
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0.30%
Clearwater Paper Corp
(e)
10,890 $ 405
Domtar Corp 51,764 1,236
Glatfelter Corp 2,597 37
Mercer International Inc 103,000 648
Neenah Inc 988 37
Schweitzer-Mauduit International Inc 1,837 61
Verso Corp 1,834 14
$ 2,438
Gas - 0.57%
Brookfield Infrastructure Corp 968 53
Chesapeake Utilities Corp 73 7
New Jersey Resources Corp 5,608 164
Northwest Natural Holding Co 1,612 72
ONE Gas Inc 2,766 191
RGC Resources Inc 294 7
South Jersey Industries Inc 68,598 1,322
Southwest Gas Holdings Inc 19,268 1,266
Spire Inc 27,191 1,523
$ 4,605
Hand & Machine Tools - 0.11%
Franklin Electric Co Inc 183 11
Hurco Cos Inc 367 11
Kennametal Inc 26,586 824
Luxfer Holdings PLC 1,597 20
$ 866
Healthcare - Products - 1.26%
Acutus Medical Inc
(a),(e)
138 3
Alphatec Holdings Inc
(e)
511 4
AngioDynamics Inc
(e)
2,172 23
Apyx Medical Corp
(e)
1,789 11
Aspira Women's Health Inc
(a),(e)
284 1
Avanos Medical Inc
(e)
2,826 100
Bruker Corp 119,025 5,063
Castle Biosciences Inc
(e)
11,144 518
Chembio Diagnostics Inc
(a),(e)
250 1
CryoLife Inc
(e)
455 8
FONAR Corp
(e)
414 8
Hanger Inc
(e)
107,406 1,876
Inari Medical Inc
(e)
108 7
Inogen Inc
(e)
349 10
Integer Holdings Corp
(e)
1,552 90
Invacare Corp 1,998 16
Lantheus Holdings Inc
(e)
23,516 255
LeMaitre Vascular Inc 232 8
LivaNova PLC
(e)
844 43
Meridian Bioscience Inc
(e)
413 7
Milestone Scientific Inc
(e)
431 1
Misonix Inc
(a),(e)
578 7
NanoString Technologies Inc
(e)
287 11
Natera Inc
(e)
242 16
Natus Medical Inc
(e)
1,349 25
Nymox Pharmaceutical Corp
(a),(e)
575 1
OraSure Technologies Inc
(e)
1,630 24
Orthofix Medical Inc
(e)
1,099 34
Patterson Cos Inc 78,894 1,962
Retractable Technologies Inc
(a),(e)
103 1
SeaSpine Holdings Corp
(e)
1,545 20
Sientra Inc
(e)
804 3
Soleno Therapeutics Inc
(e)
495 1
Surgalign Holdings Inc
(e)
3,947 7
Utah Medical Products Inc 57 5
Varex Imaging Corp
(e)
2,226 30
Venus Concept Inc
(e)
575 1
ViewRay Inc
(a),(e)
4,153 12
$ 10,213
Healthcare - Services - 0.41%
Accolade Inc
(a),(e)
147 5
American Renal Associates Holdings Inc
(e)
712 8
Avalon GloboCare Corp
(a),(e)
381 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Brookdale Senior Living Inc
(e)
10,910 $ 32
Cellular Biomedicine Group Inc
(e)
341 6
Community Health Systems Inc
(e)
5,064 32
Dyadic International Inc
(a),(e)
290 2
Five Star Senior Living Inc
(e)
1,434 6
Magellan Health Inc
(e)
18,349 1,326
MEDNAX Inc
(e)
90,083 1,149
National HealthCare Corp 737 47
OPKO Health Inc
(a),(e)
23,700 83
Tenet Healthcare Corp
(e)
5,533 136
Tivity Health Inc
(e)
1,356 19
Triple-S Management Corp
(e)
24,994 463
$ 3,314
Holding Companies - Diversified - 0.00%
Professional Holding Corp
(e)
659 9
Home Builders - 0.99%
Beazer Homes USA Inc
(e)
1,685 21
Century Communities Inc
(e)
22,974 892
Forestar Group Inc
(e)
977 16
Green Brick Partners Inc
(e)
22,802 408
KB Home 4,431 143
M/I Homes Inc
(e)
28,381 1,162
MDC Holdings Inc 2,987 130
Meritage Homes Corp
(e)
25,726 2,241
Taylor Morrison Home Corp
(e)
60,075 1,297
TRI Pointe Group Inc
(e)
101,664 1,670
$ 7,980
Home Furnishings - 0.40%
Casper Sleep Inc
(e)
1,253 8
Daktronics Inc 2,183 8
Ethan Allen Interiors Inc 91,112 1,462
Hamilton Beach Brands Holding Co 16,247 359
Hooker Furniture Corp 46,607 1,282
Sleep Number Corp
(e)
982 62
Universal Electronics Inc
(e)
133 5
VOXX International Corp
(e)
1,166 13
$ 3,199
Housewares - 0.01%
Lifetime Brands Inc 735 8
Tupperware Brands Corp
(e)
2,912 92
$ 100
Insurance - 6.71%
Ambac Financial Group Inc
(e)
79,617 978
American Equity Investment Life Holding Co 56,862 1,412
AMERISAFE Inc 17,247 1,018
Argo Group International Holdings Ltd 76,324 2,723
Axis Capital Holdings Ltd 26,900 1,148
Brighthouse Financial Inc
(e)
32,000 1,059
Citizens Inc/TX
(a),(e)
2,940 17
CNO Financial Group Inc 86,888 1,543
Crawford & Co
(a)
1,104 7
Donegal Group Inc 636 9
Employers Holdings Inc 41,149 1,317
Enstar Group Ltd
(e)
7,777 1,337
Essent Group Ltd 55,749 2,221
FBL Financial Group Inc 566 28
FedNat Holding Co 889 5
First American Financial Corp 203,175 9,060
Genworth Financial Inc
(e)
29,721 117
Global Indemnity Group LLC 29,743 729
Goosehead Insurance Inc 660 81
Greenlight Capital Re Ltd
(e)
1,707 12
Hanover Insurance Group Inc/The 12,400 1,186
HCI Group Inc 266 12
Heritage Insurance Holdings Inc 1,362 13
Horace Mann Educators Corp 40,640 1,378
Independence Holding Co 261 10
Investors Title Co 66 9
James River Group Holdings Ltd 13,211 617

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
284
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MBIA Inc
(e)
3,121 $ 18
MGIC Investment Corp 442,850 4,455
National General Holdings Corp 2,125 72
National Western Life Group Inc 6,523 1,106
NI Holdings Inc
(e)
567 9
NMI Holdings Inc
(e)
4,568 98
Old Republic International Corp 696,000 11,331
ProAssurance Corp 82,829 1,278
ProSight Global Inc
(e)
707 8
Protective Insurance Corp 586 8
Radian Group Inc 78,274 1,405
RLI Corp 286 25
Safety Insurance Group Inc 843 59
Security National Financial Corp
(e)
723 5
Selective Insurance Group Inc 62,450 3,251
Selectquote Inc
(e)
1,348 23
State Auto Financial Corp 20,131 249
Stewart Information Services Corp 29,031 1,230
Third Point Reinsurance Ltd
(e)
175,887 1,368
Tiptree Inc 1,640 8
Trean Insurance Group Inc
(e)
658 7
United Fire Group Inc 1,235 25
United Insurance Holdings Corp 1,422 6
Universal Insurance Holdings Inc 1,244 16
Vericity Inc 211 2
Watford Holdings Ltd
(e)
1,007 36
$ 54,144
Internet - 0.11%
CarParts.com Inc
(a),(e)
143 2
Cars.com Inc
(e)
4,009 30
comScore Inc
(e)
4,079 8
DHI Group Inc
(e)
3,398 6
ePlus Inc
(e)
8,419 568
Groupon Inc
(e)
1,355 26
HealthStream Inc
(e)
1,524 28
Lands' End Inc
(e)
678 11
Liquidity Services Inc
(e)
1,641 14
LiveXLive Media Inc
(a),(e)
2,816 6
Magnite Inc
(e)
2,708 24
Overstock.com Inc
(e)
445 25
QuinStreet Inc
(e)
1,896 30
Stitch Fix Inc
(a),(e)
506 17
TrueCar Inc
(e)
6,301 28
VirnetX Holding Corp 1,804 10
Yelp Inc
(e)
3,384 67
$ 900
Investment Companies - 0.00%
PDL Community Bancorp
(e)
570 5
Rafael Holdings Inc
(e)
568 9
$ 14
Iron & Steel - 0.33%
Allegheny Technologies Inc
(e)
7,553 69
Carpenter Technology Corp 2,816 49
Cleveland-Cliffs Inc
(a)
160,985 1,333
Commercial Metals Co 33,810 698
Schnitzer Steel Industries Inc 19,425 408
United States Steel Corp 12,906 125
$ 2,682
Leisure Products & Services - 0.13%
Acushnet Holdings Corp 1,551 53
Callaway Golf Co 5,495 85
Clarus Corp 1,284 20
Escalade Inc 600 11
Harley-Davidson Inc 23,100 760
Johnson Outdoors Inc 147 13
Liberty TripAdvisor Holdings Inc
(e)
4,714 8
Nautilus Inc
(e)
1,751 38
OneSpaWorld Holdings Ltd 2,678 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Vista Outdoor Inc
(e)
3,463 $ 68
$ 1,073
Lodging - 0 .31%
Bluegreen Vacations Corp 446 2
Bluegreen Vacations Holding Corp
(e)
826 7
Boyd Gaming Corp 4,782 152
Century Casinos Inc
(e)
1,696 8
Hilton Grand Vacations Inc
(e)
59,907 1,234
Marcus Corp/The 1,321 10
Target Hospitality Corp
(e)
2,556 2
Wyndham Destinations Inc 33,500 1,093
$ 2,508
Machinery - Construction & Mining - 0.22%
Argan Inc 866 36
Astec Industries Inc 1,325 67
Bloom Energy Corp
(e)
380 5
Hyster-Yale Materials Handling Inc 24,693 1,047
Manitowoc Co Inc/The
(e)
65,903 496
Terex Corp 4,001 99
$ 1,750
Machinery - Diversified - 1.44%
Alamo Group Inc 45,401 5,463
Albany International Corp 309 16
Altra Industrial Motion Corp 3,791 162
Applied Industrial Technologies Inc 1,380 84
Cactus Inc 38,600 656
Chart Industries Inc
(e)
2,142 181
CIRCOR International Inc
(e)
1,176 33
Columbus McKinnon Corp/NY 1,368 46
Crane Co 13,100 665
DXP Enterprises Inc/TX
(e)
71,763 1,122
Eastman Kodak Co
(a),(e)
960 7
Flowserve Corp 35,600 1,037
Gencor Industries Inc
(e)
617 7
Gorman-Rupp Co/The 880 27
GrafTech International Ltd 175,600 1,185
Intevac Inc
(e)
1,241 7
Mueller Water Products Inc - Class A 70,583 731
NN Inc
(e)
2,487 13
Ranpak Holdings Corp
(e)
1,711 15
SPX FLOW Inc
(e)
2,498 106
Welbilt Inc
(e)
5,575 34
$ 11,597
Media - 1.90%
AMC Networks Inc
(a),(e)
1,364 29
Entercom Communications Corp 6,321 9
Entravision Communications Corp 408,402 747
EW Scripps Co/The 3,327 30
Gannett Co Inc
(e)
6,983 8
Gray Television Inc
(e)
3,549 45
Hemisphere Media Group Inc
(e)
1,022 8
Houghton Mifflin Harcourt Co
(e)
6,137 16
iHeartMedia Inc
(e)
3,555 29
Liberty Latin America Ltd - Class A
(e)
2,738 27
Liberty Latin America Ltd - Class C
(e)
9,235 90
Media General Inc - Rights
(e),(f),(g)
15,053 1
Meredith Corp 1,152 13
MSG Networks Inc
(e)
2,359 21
Nexstar Media Group Inc 44,175 3,640
Saga Communications Inc 287 5
Scholastic Corp 1,717 34
Sinclair Broadcast Group Inc
(a)
233,892 4,346
TEGNA Inc 519,822 6,254
Tribune Publishing Co 915 10
Value Line Inc 12 —
WideOpenWest Inc
(e)
1,638 8
$ 15,370

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
285
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.83%
AZZ Inc 40,340 $ 1,355
Eastern Co/The 374 8
Helios Technologies Inc 1,008 42
L B Foster Co
(e)
619 8
Lawson Products Inc/DE
(e)
131 5
Mayville Engineering Co Inc
(e)
551 5
Mueller Industries Inc 29,851 864
Northwest Pipe Co
(e)
560 15
Olympic Steel Inc 636 7
Park-Ohio Holdings Corp 527 10
Rexnord Corp 26,715 858
Ryerson Holding Corp
(e)
1,142 9
Standex International Corp 721 45
TimkenSteel Corp
(e)
2,661 10
Tredegar Corp 44,444 648
Valmont Industries Inc 10,355 1,470
Worthington Industries Inc 26,543 1,306
$ 6,665
Mining - 0.66%
Alcoa Corp
(e)
72,871 941
Arconic Corp
(e)
5,856 127
Caledonia Mining Corp PLC 487 8
Century Aluminum Co
(e)
152,812 1,006
Coeur Mining Inc
(e)
14,262 101
Energy Fuels Inc/Canada
(e)
6,403 10
Gold Resource Corp 3,866 11
Hecla Mining Co 30,754 141
Kaiser Aluminum Corp 17,971 1,131
Livent Corp
(e)
141,335 1,519
Novagold Resources Inc
(e)
27,829 288
United States Lime & Minerals Inc 102 9
Uranium Energy Corp
(e)
7,922 7
$ 5,299
Miscellaneous Manufacturers - 3.94%
American Outdoor Brands Inc
(e)
7,194 109
Enerpac Tool Group Corp 2,006 36
EnPro Industries Inc 26,082 1,539
ESCO Technologies Inc 111 9
Fabrinet
(e)
110,749 6,647
Federal Signal Corp 243,384 6,980
Haynes International Inc 730 12
Hillenbrand Inc 48,757 1,427
Lydall Inc
(e)
1,004 20
Materion Corp 103,528 5,299
Myers Industries Inc 1,336 19
NL Industries Inc 722 3
Raven Industries Inc 1,934 42
Smith & Wesson Brands Inc 28,826 479
Sturm Ruger & Co Inc 11,352 759
Trinity Industries Inc 356,725 6,721
Trinseo SA 52,853 1,681
$ 31,782
Office & Business Equipment - 0.00%
Pitney Bowes Inc 6,350 34
Office Furnishings - 0.84%
CompX International Inc 142 2
Herman Miller Inc 60,476 1,843
HNI Corp 2,530 82
Interface Inc 199,051 1,220
Kimball International Inc 2,134 22
Knoll Inc 108,305 1,241
Steelcase Inc 227,574 2,376
$ 6,786
Oil & Gas - 1.75%
Adams Resources & Energy Inc 189 4
Antero Resources Corp
(e)
14,455 49
Berry Corp 275,911 723
Bonanza Creek Energy Inc
(e)
69,107 1,224
Brigham Minerals Inc 2,164 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Cimarex Energy Co 53,700 $ 1,362
CNX Resources Corp
(e)
13,179 128
Comstock Resources Inc
(e)
1,592 8
Contango Oil & Gas Co
(a),(e)
5,103 6
CVR Energy Inc 1,750 19
Delek US Holdings Inc 3,711 37
Earthstone Energy Inc
(e)
392,570 1,056
Evolution Petroleum Corp 2,147 5
Falcon Minerals Corp 2,702 5
Goodrich Petroleum Corp
(e)
363 3
Gulfport Energy Corp
(e)
10,734 3
Kosmos Energy Ltd 580,845 578
Magnolia Oil & Gas Corp
(e)
241,808 1,050
Matador Resources Co
(e)
6,565 46
Montage Resources Corp
(e)
1,628 8
Murphy USA Inc 6,174 755
Nabors Industries Ltd
(a)
405 12
Ovintiv Inc 15,421 142
Par Pacific Holdings Inc
(e)
2,371 15
Parsley Energy Inc 231,225 2,315
Patterson-UTI Energy Inc 10,849 28
PBF Energy Inc 5,743 27
PDC Energy Inc
(e)
91,407 1,090
Penn Virginia Corp
(e)
892 7
PrimeEnergy Resources Corp
(e)
46 2
ProPetro Holding Corp
(e)
262,862 1,038
Range Resources Corp 186,112 1,225
SM Energy Co 49,026 79
Southwestern Energy Co
(e)
192,616 514
Talos Energy Inc
(e)
837 6
Tellurian Inc
(e)
9,896 9
Transocean Ltd
(a),(e)
33,042 22
Trecora Resources
(e)
1,425 8
W&T Offshore Inc
(a),(e)
5,707 8
Whiting Petroleum Corp
(e)
36,003 526
$ 14,161
Oil & Gas Services - 1.41%
Archrock Inc 7,724 46
ChampionX Corp
(e)
188,874 1,648
DMC Global Inc 453 16
Dril-Quip Inc
(e)
15,770 409
Exterran Corp
(e)
1,823 8
Frank's International NV
(e)
852,425 1,492
Helix Energy Solutions Group Inc
(e)
8,420 21
Liberty Oilfield Services Inc 143,440 958
Matrix Service Co
(e)
76,529 582
MRC Global Inc
(e)
197,218 840
National Energy Services Reunited Corp
(e)
1,216 9
Newpark Resources Inc
(e)
6,102 4
NexTier Oilfield Solutions Inc
(e)
564,666 1,067
NOW Inc
(e)
87,351 355
Oceaneering International Inc
(e)
5,899 24
Oil States International Inc
(e)
115,847 289
RPC Inc
(e)
271,963 647
Select Energy Services Inc
(e)
185,691 561
Seventy Seven Energy Inc
(e),(f),(g)
16,216 —
Solaris Oilfield Infrastructure Inc 202,903 1,203
TechnipFMC PLC 64,200 355
Thermon Group Holdings Inc
(e)
86,725 875
US Silica Holdings Inc 4,356 12
$ 11,421
Packaging & Containers - 0.03%
Greif Inc - Class A 1,518 62
Greif Inc - Class B 343 15
Matthews International Corp 1,805 39
O-I Glass Inc 2,097 20
TriMas Corp
(e)
2,566 62
UFP Technologies Inc
(e)
365 14
$ 212

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
286
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 2.08%
AcelRx Pharmaceuticals Inc
(e)
4,566 $ 8
Aduro Biotech
(e),(g)
162 —
Aeglea BioTherapeutics Inc
(e)
547 4
Agile Therapeutics Inc
(a),(e)
533 2
Allovir Inc
(a),(e)
260 7
Anika Therapeutics Inc
(e)
25,092 819
Artana Therapeutics
(e),(f),(g)
581 —
Axcella Health Inc
(e)
72 —
Aytu BioScience Inc
(e)
1,973 2
Beyondspring Inc
(e)
103 2
Calyxt Inc
(e)
80 —
Cassava Sciences Inc
(a),(e)
1,011 8
Catalyst Biosciences Inc
(e)
1,324 7
Chimerix Inc
(e)
3,021 8
Cidara Therapeutics Inc
(e)
608 2
Coherus Biosciences Inc
(e)
203,325 3,389
Concert Pharmaceuticals Inc
(e)
1,689 17
CorMedix Inc
(e)
205 1
Covetrus Inc
(e)
5,775 143
Cyclerion Therapeutics Inc
(e)
1,474 3
Cytokinetics Inc
(e)
532 8
Enanta Pharmaceuticals Inc
(e)
1,023 45
Endo International PLC
(e)
7,680 35
Evofem Biosciences Inc
(e)
359 1
G1 Therapeutics Inc
(e)
1,066 12
Gritstone Oncology Inc
(e)
1,893 5
Heska Corp
(e)
256 30
Hookipa Pharma Inc
(e)
94 1
Ideaya Biosciences Inc
(e)
747 9
Immunic Inc
(e)
120 2
Intra-Cellular Therapies Inc
(e)
2,378 59
Jounce Therapeutics Inc
(e)
1,014 8
KalVista Pharmaceuticals Inc
(e)
641 11
Lannett Co Inc
(e)
1,883 12
Mirum Pharmaceuticals Inc
(e)
241 4
MyoKardia Inc
(e)
373 83
Nature's Sunshine Products Inc
(e)
673 7
Option Care Health Inc
(e)
188 3
ORIC Pharmaceuticals Inc
(a),(e)
64 1
Owens & Minor Inc 3,696 93
Paratek Pharmaceuticals Inc
(a),(e)
302 1
Passage Bio Inc
(e)
395 7
Phibro Animal Health Corp 130 2
PRA Health Sciences Inc
(e)
96,350 9,388
Prestige Consumer Healthcare Inc
(e)
1,929 64
Revance Therapeutics Inc
(e)
849 22
Rockwell Medical Inc
(e)
827 1
Spectrum Pharmaceuticals Inc
(e)
8,485 29
Spero Therapeutics Inc
(e)
133 2
Supernus Pharmaceuticals Inc
(e)
2,245 41
Taro Pharmaceutical Industries Ltd
(e)
26,000 1,524
TG Therapeutics Inc
(e)
944 24
TherapeuticsMD Inc
(a),(e)
2,663 3
UroGen Pharma Ltd
(a),(e)
435 10
USANA Health Sciences Inc
(e)
10,100 764
Vanda Pharmaceuticals Inc
(e)
3,189 34
Vaxcyte Inc
(e)
230 9
Xeris Pharmaceuticals Inc
(a),(e)
302 1
$ 16,777
Pipelines - 0.00%
NextDecade Corp
(a),(e)
1,433 3
Private Equity - 0.14%
Safeguard Scientifics Inc 1,367 8
Victory Capital Holdings Inc 59,439 1,090
$ 1,098
Real Estate - 1.68%
American Realty Investors Inc
(e)
123 1
CTO Realty Growth Inc 265 12
Cushman & Wakefield PLC
(e)
590,779 6,924
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Fathom Holdings Inc
(e)
217 $ 4
FRP Holdings Inc
(e)
387 16
Griffin Industrial Realty Inc 68 4
Kennedy-Wilson Holdings Inc 7,195 95
Legacy Housing Corp
(e)
476 6
Marcus & Millichap Inc
(e)
151,672 4,737
Maui Land & Pineapple Co Inc
(e)
320 3
McGrath RentCorp 610 35
Newmark Group Inc 8,500 40
RE/MAX Holdings Inc 17,983 582
Realogy Holdings Corp
(e)
6,822 76
RMR Group Inc/The 38,426 1,024
St Joe Co/The 979 26
Stratus Properties Inc
(e)
380 8
Transcontinental Realty Investors Inc
(e)
116 3
$ 13,596
REITs - 2.93%
Acadia Realty Trust 69,508 648
Agree Realty Corp 3,172 197
Alexander & Baldwin Inc 4,283 55
Alexander's Inc 4,307 1,048
Alpine Income Property Trust Inc 513 7
American Assets Trust Inc 2,988 63
American Finance Trust Inc 6,496 37
Anworth Mortgage Asset Corp 5,438 9
Apollo Commercial Real Estate Finance Inc 41,535 361
Arbor Realty Trust Inc 6,134 73
Ares Commercial Real Estate Corp 37,119 346
Armada Hoffler Properties Inc 3,330 30
ARMOUR Residential REIT Inc 3,802 36
Blackstone Mortgage Trust Inc 8,109 176
Bluerock Residential Growth REIT Inc 1,006 9
Broadmark Realty Capital Inc 7,657 76
BRT Apartments Corp 693 9
Capstead Mortgage Corp 5,670 29
CareTrust REIT Inc 4,897 84
CatchMark Timber Trust Inc 2,589 22
Chatham Lodging Trust 2,748 20
Cherry Hill Mortgage Investment Corp 947 9
Chimera Investment Corp 11,304 94
City Office REIT Inc 2,511 16
Clipper Realty Inc 240 1
Colony Capital Inc 28,265 101
Colony Credit Real Estate Inc 194,928 1,021
Columbia Property Trust Inc 6,815 72
CoreCivic Inc 7,118 46
CorEnergy Infrastructure Trust Inc 82,125 384
CorePoint Lodging Inc
(e)
2,325 11
DiamondRock Hospitality Co 11,895 59
Diversified Healthcare Trust 14,120 41
Dynex Capital Inc 1,305 21
EastGroup Properties Inc 106 14
Ellington Financial Inc 2,446 30
Ellington Residential Mortgage REIT 684 7
Essential Properties Realty Trust Inc 5,432 90
Farmland Partners Inc 1,542 10
Franklin Street Properties Corp 6,175 26
Front Yard Residential Corp 2,973 40
GEO Group Inc/The 7,011 62
Getty Realty Corp 1,998 53
Gladstone Commercial Corp 1,560 25
Gladstone Land Corp 621 9
Global Medical REIT Inc 2,433 30
Global Net Lease Inc 5,361 76
Granite Point Mortgage Trust Inc 49,642 335
Great Ajax Corp 80,971 622
Healthcare Realty Trust Inc 47,835 1,330
Hersha Hospitality Trust 81,555 400
Independence Realty Trust Inc 5,637 68

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
287
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Industrial Logistics Properties Trust 3,857 $ 74
Innovative Industrial Properties Inc 725 85
Invesco Mortgage Capital Inc 150,797 407
Investors Real Estate Trust 747 50
iStar Inc 4,286 51
Kite Realty Group Trust 4,938 51
KKR Real Estate Finance Trust Inc 1,688 28
Ladder Capital Corp 6,288 47
Lexington Realty Trust 57,553 571
LTC Properties Inc 1,432 47
Macerich Co/The 8,822 61
Mack-Cali Realty Corp 5,106 56
MFA Financial Inc 305,849 862
Monmouth Real Estate Investment Corp 640 9
National Health Investors Inc 18,903 1,059
NETSTREIT Corp 619 11
New Senior Investment Group Inc 4,868 19
New York Mortgage Trust Inc 145,701 370
NexPoint Residential Trust Inc 1,083 48
Office Properties Income Trust 2,838 52
One Liberty Properties Inc 933 14
Orchid Island Capital Inc 3,950 21
Pebblebrook Hotel Trust 84,262 1,010
PennyMac Mortgage Investment Trust 5,832 87
Physicians Realty Trust 12,291 207
Piedmont Office Realty Trust Inc 92,191 1,053
PotlatchDeltic Corp 3,853 160
Preferred Apartment Communities Inc 2,821 15
QTS Realty Trust Inc 188 12
Ready Capital Corp 2,453 28
Redwood Trust Inc 6,840 58
Retail Opportunity Investments Corp 98,747 961
Retail Properties of America Inc 12,776 67
Retail Value Inc 963 12
RLJ Lodging Trust 9,666 79
RPT Realty 4,796 23
Ryman Hospitality Properties Inc 392 16
Sabra Health Care REIT Inc 12,100 159
Safehold Inc 456 31
Saul Centers Inc 135 3
Seritage Growth Properties
(e)
49,664 633
Service Properties Trust 9,764 70
SITE Centers Corp 9,119 62
STAG Industrial Inc 178,904 5,568
Summit Hotel Properties Inc 6,150 32
Sunstone Hotel Investors Inc 12,662 94
Tanger Factory Outlet Centers Inc 5,386 33
Terreno Realty Corp 2,249 127
TPG RE Finance Trust Inc 40,763 319
Two Harbors Investment Corp 16,321 83
UMH Properties Inc 569 8
Universal Health Realty Income Trust 126 7
Urban Edge Properties 6,907 65
Urstadt Biddle Properties Inc 1,758 17
Washington Real Estate Investment Trust 4,853 85
Western Asset Mortgage Capital Corp 3,650 7
Whitestone REIT 2,360 14
Xenia Hotels & Resorts Inc 6,743 56
$ 23,692
Retail - 6.83%
Abercrombie & Fitch Co 3,654 52
American Eagle Outfitters Inc 70,878 972
America's Car-Mart Inc/TX
(e)
101 9
Asbury Automotive Group Inc
(e)
9,961 1,026
Aspen Aerogels Inc
(e)
1,101 12
At Home Group Inc
(e)
3,150 51
AutoNation Inc
(e)
17,600 998
Beacon Roofing Supply Inc
(e)
3,243 100
Bed Bath & Beyond Inc
(a)
40,513 802
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Big Lots Inc 17,442 $ 830
Biglari Holdings Inc
(e)
70 6
BJ's Restaurants Inc 1,289 36
BJ's Wholesale Club Holdings Inc
(e)
15,460 592
BMC Stock Holdings Inc
(e)
25,653 1,016
Boot Barn Holdings Inc
(e)
182 6
Brinker International Inc 22,466 978
Buckle Inc/The 60,690 1,454
Caleres Inc 2,167 17
Cannae Holdings Inc
(e)
5,072 188
Carrols Restaurant Group Inc
(e)
2,089 12
Cato Corp/The 125,907 771
Cheesecake Factory Inc/The
(a)
2,514 75
Chico's FAS Inc 7,338 8
Children's Place Inc/The 318 8
Chuy's Holdings Inc
(e)
1,144 24
Citi Trends Inc 575 15
Conn's Inc
(e)
1,024 10
Container Store Group Inc/The
(e)
1,070 10
Cracker Barrel Old Country Store Inc 794 90
Dave & Buster's Entertainment Inc 1,647 28
Del Taco Restaurants Inc
(e)
1,763 13
Denny's Corp
(e)
1,260 11
Designer Brands Inc 171,362 742
Dillard's Inc
(a)
24,935 1,115
Dine Brands Global Inc 856 44
Duluth Holdings Inc
(a),(e)
49,444 759
El Pollo Loco Holdings Inc
(e)
39,745 561
Envela Corp
(e)
133 1
Express Inc
(e)
5,484 3
Fiesta Restaurant Group Inc
(e)
1,057 9
FirstCash Inc 110,426 5,747
Foot Locker Inc 17,800 656
Foundation Building Materials Inc
(e)
18,289 267
Gaia Inc
(e)
769 8
GameStop Corp
(a),(e)
3,396 36
Genesco Inc
(e)
67,389 1,195
GMS Inc
(e)
2,470 56
Group 1 Automotive Inc 54,234 5,753
Guess? Inc 2,478 29
Haverty Furniture Cos Inc 31,296 783
Hibbett Sports Inc
(e)
48,807 1,846
Hudson Ltd
(e)
2,347 18
Jack in the Box Inc 1,189 95
Kura Sushi USA Inc
(e)
255 3
La-Z-Boy Inc 31,443 1,077
Lithia Motors Inc 11,677 2,680
Lumber Liquidators Holdings Inc
(e)
1,456 32
Macy's Inc
(a)
18,398 114
MarineMax Inc
(e)
1,215 36
Michaels Cos Inc/The
(e)
4,428 36
Movado Group Inc 102,739 1,121
National Vision Holdings Inc
(e)
812 33
Noodles & Co
(e)
1,059 7
Nu Skin Enterprises Inc 27,200 1,342
ODP Corp/The
(e)
49,256 960
Papa John's International Inc 277 21
PC Connection Inc 31,766 1,447
Penske Automotive Group Inc 20,100 1,028
PriceSmart Inc 1,261 87
Red Robin Gourmet Burgers Inc
(a),(e)
899 11
Regis Corp
(e)
1,473 8
RH
(e)
2,199 737
Rite Aid Corp
(a),(e)
3,250 30
Rush Enterprises Inc - Class A 214,091 7,672
Rush Enterprises Inc - Class B 379 12
Sally Beauty Holdings Inc
(e)
59,159 495
Shoe Carnival Inc 540 17
Signet Jewelers Ltd 3,095 69

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
288
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sonic Automotive Inc 32,808 $ 1,183
Suburban Propane Partners LP 77,637 1,276
Tilly's Inc 105,987 651
Vera Bradley Inc
(e)
93,782 594
Wingstop Inc 4,463 519
Winmark Corp 116 20
World Fuel Services Corp 16,998 358
Zumiez Inc
(e)
54,016 1,513
$ 55,132
Savings & Loans - 2.04%
Axos Financial Inc
(e)
3,153 86
Banc of California Inc 2,647 32
BankFinancial Corp 1,017 7
Berkshire Hills Bancorp Inc 158,508 2,066
Brookline Bancorp Inc 113,023 1,082
Capitol Federal Financial Inc 7,898 91
Community Bankers Trust Corp 1,523 8
Dime Community Bancshares Inc 104,519 1,322
Eagle Bancorp Montana Inc 437 8
ESSA Bancorp Inc 652 8
First Capital Inc
(a)
182 11
First Savings Financial Group Inc 142 8
Flushing Financial Corp 111,797 1,430
FS Bancorp Inc 8,306 385
Greene County Bancorp Inc 205 5
Hingham Institution For Savings The 3,370 680
Home Bancorp Inc 448 11
HomeTrust Bancshares Inc 22,095 353
Investors Bancorp Inc 196,995 1,666
Meridian Bancorp Inc 29,275 365
Northfield Bancorp Inc 69,563 706
Northwest Bancshares Inc 6,976 74
OceanFirst Financial Corp 22,150 332
Oconee Federal Financial Corp 90 2
Pacific Premier Bancorp Inc 4,703 120
Provident Financial Holdings Inc 454 6
Provident Financial Services Inc 164,793 2,236
Prudential Bancorp Inc 651 8
Riverview Bancorp Inc 1,639 8
Southern Missouri Bancorp Inc 14,263 363
Sterling Bancorp/DE 27,200 364
Territorial Bancorp Inc 15,020 319
Timberland Bancorp Inc/WA 485 9
Washington Federal Inc 51,333 1,094
Waterstone Financial Inc 23,107 390
WSFS Financial Corp 25,379 804
$ 16,459
Semiconductors - 5.86%
Alpha & Omega Semiconductor Ltd
(e)
1,196 19
Ambarella Inc
(e)
1,366 75
Amkor Technology Inc 125,472 1,487
Axcelis Technologies Inc
(e)
199 4
AXT Inc
(e)
2,312 14
Cirrus Logic Inc
(e)
13,005 896
CMC Materials Inc 85,500 12,157
Cohu Inc 2,281 49
CTS Corp 1,884 52
Diodes Inc
(e)
31,576 1,827
DSP Group Inc
(e)
172 2
GSI Technology Inc
(e)
1,157 7
MaxLinear Inc
(e)
1,589 42
MKS Instruments Inc 75,675 8,202
Nova Measuring Instruments Ltd
(e)
95,300 5,301
Onto Innovation Inc
(e)
206,692 6,629
Photronics Inc
(e)
101,656 991
Pixelworks Inc
(e)
535 1
Rambus Inc
(e)
73,108 1,008
Synaptics Inc
(e)
22,871 1,753
Tower Semiconductor Ltd
(e)
318,700 6,725
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Veeco Instruments Inc
(e)
2,886 $ 37
$ 47,278
Software - 0.41%
Allscripts Healthcare Solutions Inc
(e)
9,120 92
Asure Software Inc
(e)
1,020 7
Cerence Inc
(e)
2,155 118
Cloudera Inc
(e)
6,252 61
Computer Programs and Systems Inc 752 21
Daily Journal Corp
(a),(e)
8 2
Digi International Inc
(e)
1,695 25
Donnelley Financial Solutions Inc
(e)
1,775 22
Ebix Inc 61,090 1,103
eGain Corp
(e)
774 12
Evolent Health Inc
(e)
3,761 37
GTY Technology Holdings Inc
(e)
2,916 9
IBEX Ltd
(e)
233 4
Immersion Corp
(e)
381 2
ManTech International Corp/VA 919 60
MicroStrategy Inc
(e)
162 27
NextGen Healthcare Inc
(e)
54,964 747
Park City Group Inc
(e)
741 3
PDF Solutions Inc
(e)
187 4
Progress Software Corp 11,693 425
SeaChange International Inc
(e)
2,600 2
Synchronoss Technologies Inc
(e)
2,658 7
Verint Systems Inc
(e)
2,095 102
Xperi Holding Corp 31,245 388
$ 3,280
Supranational Bank - 0.00%
Banco Latinoamericano de Comercio Exterior SA 1,830 23
Telecommunications - 0.73%
ADTRAN Inc 2,836 30
Alaska Communications Systems Group Inc 3,610 7
ATN International Inc 618 28
CalAmp Corp
(e)
870 6
Casa Systems Inc
(e)
72,900 304
Cincinnati Bell Inc
(e)
1,999 30
Consolidated Communications Holdings Inc
(e)
3,906 18
DZS Inc
(e)
840 10
Gogo Inc
(a),(e)
379 3
Harmonic Inc
(e)
5,645 34
IDT Corp - Class B
(e)
412 4
Infinera Corp
(e)
4,627 29
InterDigital Inc 1,246 70
Iridium Communications Inc
(e)
2,483 66
KVH Industries Inc
(e)
1,003 9
Loral Space & Communications Inc 586 10
Maxar Technologies Inc 3,587 92
NeoPhotonics Corp
(e)
68,464 467
NETGEAR Inc
(e)
1,723 53
ORBCOMM Inc
(e)
3,815 16
PCTEL Inc
(e)
1,230 6
Plantronics Inc 1,330 26
Powerfleet Inc
(e)
1,615 10
Preformed Line Products Co 13,202 726
Rackspace Technology Inc
(a),(e)
392 6
Ribbon Communications Inc
(e)
4,045 17
Spok Holdings Inc 1,039 9
Switch Inc 264,050 3,713
Vonage Holdings Corp
(e)
6,035 64
$ 5,863
Textiles - 0.69%
Culp Inc 27,700 344
UniFirst Corp/MA 31,941 5,232
$ 5,576
Toys, Games & Hobbies - 0.13%
Funko Inc
(a),(e)
164,317 1,042

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
289
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.44%
ArcBest Corp 1,489 $ 45
Ardmore Shipping Corp 2,024 6
Atlas Air Worldwide Holdings Inc
(e)
1,422 84
Bristow Group Inc
(e)
408 9
Costamare Inc 2,945 17
Covenant Logistics Group Inc
(e)
675 9
DHT Holdings Inc 6,633 32
Diamond S Shipping Inc
(e)
1,616 9
Dorian LPG Ltd
(e)
1,885 15
Eagle Bulk Shipping Inc
(a),(e)
440 6
Echo Global Logistics Inc
(e)
1,547 42
Forward Air Corp 624 39
Frontline Ltd/Bermuda
(a)
7,019 38
Genco Shipping & Trading Ltd 1,196 8
Golar LNG Ltd
(a),(e)
5,413 41
Heartland Express Inc 2,858 52
Hoegh LNG Partners LP
(a)
30,900 359
Hub Group Inc
(e)
1,940 97
International Seaways Inc 1,461 20
Marten Transport Ltd 1,795 28
Matson Inc 33,536 1,742
Nordic American Tankers Ltd
(a)
8,574 25
Overseas Shipholding Group Inc
(e)
4,024 8
PAM Transportation Services Inc
(e)
118 5
Pangaea Logistics Solutions Ltd
(e)
912 2
Radiant Logistics Inc
(e)
2,317 12
Safe Bulkers Inc
(e)
3,885 3
Saia Inc
(e)
53,300 7,870
Scorpio Bulkers Inc 620 7
Scorpio Tankers Inc 3,036 27
SEACOR Holdings Inc
(e)
1,130 35
SFL Corp Ltd 5,678 37
Tidewater Inc
(e)
2,394 14
Universal Logistics Holdings Inc 44,777 884
US Xpress Enterprises Inc
(e)
1,305 9
Werner Enterprises Inc 401 15
$ 11,651
Trucking & Leasing - 1.20%
GATX Corp 124,793 8,521
General Finance Corp
(e)
796 5
Greenbrier Cos Inc/The 42,138 1,137
Willis Lease Finance Corp
(e)
221 5
$ 9,668
Water - 0.01%
Artesian Resources Corp 438 16
California Water Service Group 211 9
Consolidated Water Co Ltd 849 9
Global Water Resources Inc 76 1
PICO Holdings Inc
(e)
1,010 8
SJW Group 728 44
$ 87
TOTAL COMMON STOCKS $ 795,348
Total Investments $ 813,684
Other Assets and Liabilities -  (0.79)% (6,362)
TOTAL NET ASSETS - 100.00% $ 807,322
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,010 or
0.87% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $119 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 29 .28%
Industrial 18.46%
Consumer, Cyclical 15.79%
Consumer, Non-cyclical 12.05%
Technology 10.10%
Basic Materials 4.33%
Energy 3.58%
Communications 2.79%
Utilities 2.14%
Money Market Funds 2.09%
Investment Companies 0.18%
Diversified 0.00%
Government 0.00%
Other Assets and Liabilities
(0.79)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
October 31, 2020
See accompanying notes.
290
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,976 $ 545,431 $ 563,528 $ 16,879
Principal U.S. Small-Cap Multi-Factor ETF 625 — 508 —
$ 35,601 $ 545,431 $ 564,036 $ 16,879
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 145 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor ETF 4 (94) — (23)
$ 149 $ (94) $ — $ (23)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2020 Long 23 $ 1,767 $ (60)
Total $ (60)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
291
INVESTMENT COMPANIES - 1.45% Shares Held Value (000's)
Exchange-Traded Funds - 1.45%
iShares National Muni Bond ETF 19,600 $ 2,256
iShares Short-Term National Muni Bond ETF 58,374 6,283
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,126 347
VanEck Vectors High Yield Muni ETF 7,638 454
$ 9,340
TOTAL INVESTMENT COMPANIES $ 9,340
MUNICIPAL BONDS - 99.68%
Principal
Amount (000's) Value (000's)
Alabama - 3.27%
County of Mobile AL
4.00%, 11/01/2045
(a)
$ 1,200 $ 1,193
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,621
5.00%, 09/01/2046 4,500 6,161
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,072
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,066
5.25%, 05/01/2044
(a)
4,500 4,932
$ 21,045
Arizona - 1.69%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 509
5.50%, 01/01/2054
(a)
1,500 1,189
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,365
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,366
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,421
$ 10,850
California - 9.98%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,110
Antelope Valley Healthcare District
5.00%, 03/01/2021 1,000 1,012
Bay Area Toll Authority
0.07%, 04/01/2047
(b)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 2,074
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,190
5.00%, 05/15/2034 600 710
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,739
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,263
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(d)
500 506
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 5,897
4.00%, 05/15/2037 1,000 1,169
5.00%, 05/15/2028 2,000 2,512
5.00%, 05/15/2037
(c)
837 1,018
5.00%, 05/15/2039
(c)
584 706
5.00%, 05/15/2042
(c)
234 267
5.00%, 05/15/2044
(c)
1,606 1,869
5.00%, 05/15/2044
(c)
720 859
5.00%, 05/15/2044
(c)
107 126
5.00%, 05/15/2047
(c)
681 784
5.25%, 05/15/2048
(c)
389 461
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 $ 2,840 $ 2,921
5.30%, 06/01/2037 1,000 1,031
Irvine Ranch Water District
0.07%, 10/01/2041
(b)
2,000 2,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,568
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,343
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,549
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 645
San Diego County Regional Airport Authority
5.00%, 07/01/2028 340 425
5.00%, 07/01/2029 410 519
5.00%, 07/01/2030 480 616
5.00%, 07/01/2031 500 637
5.00%, 07/01/2032 455 576
5.00%, 07/01/2033 500 629
5.00%, 07/01/2034 415 520
5.00%, 07/01/2035 300 375
5.00%, 07/01/2037 450 557
5.00%, 07/01/2038 500 617
5.00%, 07/01/2040 265 325
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,046
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 3,005
5.25%, 07/01/2028 1,000 1,032
State of California
0.07%, 05/01/2034
(b)
1,200 1,200
0.09%, 05/01/2033
(b)
2,000 2,000
5.00%, 08/01/2028 2,000 2,622
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,118
$ 64,148
Colorado - 3.46%
Colorado Health Facilities Authority
4.00%, 11/01/2039 8,275 9,369
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,268
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,063
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,500 1,567
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,086
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,039
Regional Transportation District
6.00%, 01/15/2041 450 451
6.50%, 01/15/2030 500 501
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 1,004
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,318
5.50%, 12/01/2048 2,500 2,594
$ 22,260
Connecticut - 1.28%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
5,500 5,313

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
292
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut (continued)
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 $ 1,755 $ 2,316
5.00%, 05/01/2038 500 627
$ 8,256
District of Columbia - 0.60%
District of Columbia
5.00%, 03/01/2029 2,000 2,658
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,185
$ 3,843
Florida - 2.34%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,432
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,066
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,004
Village Community Development District No 13
2.63%, 05/01/2024 500 506
3.00%, 05/01/2029 1,000 1,032
$ 15,040
Georgia - 0.83%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 1,298
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,529
Development Authority of Burke County/The
0.15%, 07/01/2049
(b)
1,500 1,500
$ 5,327
Idaho - 0.32%
Idaho Health Facilities Authority
6.65%, 02/15/2021
(b)
2,000 2,037
Illinois - 11.24%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,353
5.25%, 01/01/2037 4,000 4,692
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 6,480 7,474
City of Chicago IL
5.25%, 01/01/2029 2,000 2,087
5.50%, 01/01/2049 1,000 1,057
6.00%, 01/01/2038 2,965 3,240
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 597 429
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,144
5.00%, 01/01/2032 1,000 1,143
5.00%, 01/01/2033 2,625 3,005
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,145
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,815
Illinois Finance Authority
0.00%, 12/01/2042
(e)
1,400 931
0.11%, 08/15/2042
(b)
900 900
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,020
5.00%, 06/15/2029 1,000 1,139
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,050 2,519
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois State Toll Highway Authority
5.00%, 12/01/2032 $ 5,200 $ 6,196
5.00%, 01/01/2040
(c)
2,009 2,343
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 754
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,766
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,201
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,196
5.00%, 01/01/2048 3,000 3,380
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 1,904
5.00%, 01/01/2037
(d)
2,000 2,394
State of Illinois
5.00%, 11/01/2028 3,500 3,769
5.00%, 12/01/2032 1,000 1,058
5.50%, 07/01/2027 3,410 3,601
United City of Yorkville IL
5.75%, 03/01/2028 400 400
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 142
$ 72,297
Indiana - 0.70%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
4,000 3,753
Town of Shoals IN
7.25%, 11/01/2043 700 737
$ 4,490
Kentucky - 1.07%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 992
Kentucky Economic Development Finance
Authority
0.28%, 04/01/2031
(b)
1,215 1,215
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,312
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,344
$ 6,863
Louisiana - 3.23%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,209
4.40%, 11/01/2044
(a)
2,000 2,049
5.50%, 11/01/2039
(a)
2,785 2,980
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,327
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,091
6.10%, 12/01/2040
(a),(b)
1,000 1,176
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
5,750 5,761
Port New Orleans Board of Commissioners
5.00%, 04/01/2044 1,000 1,184
$ 20,777
Maine - 0.30%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,940

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
293
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0.08%
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07/01/2041 $ 500 $ 519
Massachusetts - 0.99%
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,662
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,245 1,271
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,241
5.00%, 07/01/2035 1,000 1,200
$ 6,374
Michigan - 2.38%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,113
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,269
5.00%, 05/01/2037
(d)
1,000 1,265
5.00%, 05/01/2038
(d)
2,000 2,521
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,835 3,078
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,081
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,811
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,151
$ 15,289
Mississippi - 0.16%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 1,043
Missouri - 0.96%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,566
5.00%, 07/01/2044 1,100 1,299
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,921
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,386
$ 6,172
Montana - 0.64%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,775 1,952
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,144
$ 4,096
Nebraska - 0.08%
Hospital Authority No 1 of Lancaster County
0.11%, 06/01/2031
(b)
545 545
Nevada - 2.21%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 9,889
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,292
$ 14,181
New Hampshire - 3.23%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,989
3.75%, 07/01/2045
(a),(b)
1,000 984
4.00%, 11/01/2027
(a)
1,000 1,022
4.13%, 01/20/2034 9,901 10,780
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Hampshire (continued)
New Hampshire Business Finance Authority
(continued)
4.88%, 11/01/2042
(a)
$ 1,000 $ 1,016
$ 20,791
New Jersey - 5.12%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 762
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 848
5.75%, 04/01/2031 1,005 1,046
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,205
5.25%, 06/15/2034 2,250 2,487
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,424
5.00%, 01/01/2048 3,000 3,223
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(d)
1,000 1,292
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,269
5.00%, 06/01/2046 7,000 8,071
5.00%, 06/01/2046 2,000 2,262
$ 32,889
New York - 10.59%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 1,585 1,610
5.75%, 02/15/2047 915 928
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 599
4.00%, 11/15/2045
(f)
2,000 2,007
5.00%, 11/15/2021 850 883
5.00%, 11/15/2025 400 428
5.00%, 11/15/2032
(f)
1,000 1,103
Monroe County Industrial Development Corp/NY
3.00%, 12/01/2040
(f)
1,000 989
New York City Industrial Development Agency
3.00%, 03/01/2049 1,000 975
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
3.00%, 03/01/2049
(d)
2,200 2,213
4.00%, 03/01/2032
(d)
1,500 1,770
6.13%, 01/01/2029
(d)
925 929
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.11%, 11/01/2044
(b)
10,000 10,000
5.25%, 08/01/2037 3,000 3,722
New York City Water & Sewer System
0.11%, 06/15/2050
(b)
900 900
0.12%, 06/15/2045
(b)
1,100 1,100
4.00%, 06/15/2037 2,800 3,280
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 247
5.00%, 06/01/2036 740 824
5.00%, 06/01/2041 400 441
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,041
5.00%, 09/15/2040 1,000 1,048
5.00%, 12/15/2041 1,000 1,043
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,158
5.00%, 07/01/2033 1,200 1,374
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
294
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
4.00%, 10/01/2030 $ 1,000 $ 1,025
5.00%, 01/01/2032 7,200 7,779
5.00%, 10/01/2035 2,000 2,179
5.00%, 01/01/2036 3,200 3,416
5.00%, 10/01/2040 2,000 2,141
5.25%, 01/01/2050 3,125 3,365
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,757
Tompkins County Development Corp
5.00%, 07/01/2027 115 63
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,606
$ 68,083
North Carolina - 3.37%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,767
City of Charlotte NC Storm Water Revenue
2.13%, 12/01/2045 650 633
2.25%, 12/01/2050 1,000 985
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03/01/2031 1,000 1,016
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,054
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,863
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,238
5.00%, 05/01/2034 1,150 1,447
University of North Carolina at Chapel Hill
5.00%, 02/01/2032 1,310 1,651
$ 21,654
Ohio - 4.03%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,740
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048 3,000 2,870
4.00%, 06/01/2037 3,000 3,502
5.00%, 06/01/2055 7,200 7,703
City of Cincinnati OH
5.00%, 12/01/2032 815 876
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,545
5.00%, 01/01/2046 2,500 2,651
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 1,065
4.50%, 01/15/2048
(a)
850 909
5.00%, 07/01/2049
(a)
2,000 2,035
$ 25,896
Oklahoma - 0.20%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,262
Oregon - 0.83%
Medford Hospital Facilities Authority
4.00%, 08/15/2050 1,000 1,108
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 647
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 3,300 3,597
$ 5,352
Pennsylvania - 4.70%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 951
5.13%, 05/01/2030 1,030 930
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
City of Philadelphia PA
5.00%, 02/01/2038 $ 1,000 $ 1,238
5.00%, 02/01/2039 1,000 1,235
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,746
5.00%, 06/01/2033 2,000 2,483
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(b)
2,000 2,155
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(b)
2,250 2,277
3.25%, 08/01/2039
(a)
1,200 1,109
5.75%, 06/01/2036
(a)
1,750 1,704
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,579
5.00%, 12/01/2036 1,725 2,062
5.25%, 12/01/2044 5,000 6,261
5.75%, 12/01/2028 175 176
5.75%, 12/01/2028 245 246
6.00%, 12/01/2034 65 65
6.00%, 12/01/2034 80 80
6.00%, 12/01/2034 355 357
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(d)
400 554
$ 30,208
South Carolina - 0.24%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,547
South Dakota - 0.23%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,500
Tennessee - 2.63%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 5,010 5,783
Metropolitan Nashville Airport Authority/The
4.00%, 07/01/2049 1,000 1,078
5.00%, 07/01/2044 5,500 6,531
5.00%, 07/01/2049 2,000 2,357
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,161
$ 16,910
Texas - 8.82%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,203
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,463
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,104
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,045
6.63%, 07/15/2038 2,000 2,029
Grand Parkway Transportation Corp
3.00%, 10/01/2050 1,810 1,845
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,204
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,078
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 3,043
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,138

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2020
See accompanying notes.
295
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
$ 2,650 $ 2,611
4.00%, 01/01/2050
(a)
500 499
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,320
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,395 13,341
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,476
4.00%, 06/30/2035 1,000 1,134
5.00%, 12/31/2032 4,000 4,960
7.00%, 12/31/2038 1,000 1,138
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,266
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,500 1,741
$ 56,738
Utah - 1.41%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,146
5.00%, 10/15/2032 4,385 4,902
5.00%, 10/15/2037 1,500 1,651
5.38%, 10/15/2040 1,200 1,343
$ 9,042
Virginia - 4.13%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(b)
6,500 6,560
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,084
6.00%, 07/01/2044 1,000 1,070
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,859
5.00%, 10/01/2039 1,500 1,854
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,307
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,652
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,538
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,625
$ 26,549
Washington - 1.02%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,587
Wisconsin - 1.32%
City of Superior WI
5.38%, 11/01/2021 750 753
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Public Finance Authority
5.00%, 01/01/2024 $ 2,500 $ 2,748
5.00%, 12/01/2025 3,000 3,451
5.00%, 10/01/2043
(a)
1,500 1,527
$ 8,479
TOTAL MUNICIPAL BONDS $ 640,879
Total Investments $ 650,219
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.27)%
Notes with interest rates of 0.15% - 0.42% at
October 31, 2020 and contractual maturities of
collateral from 2023-2027.
(g)
$ (14,591) (14,591)
Total Net Investments $ 635,628
Other Assets and Liabilities -  1.14% 7,330
TOTAL NET ASSETS - 100.00% $ 642,958
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,676 or 6.95% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See notes for additional information.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 82.79%
General Obligation Unlimited 7.29%
Insured 4.72%
Prerefunded 1.98%
Investment Companies 1.45%
General Obligation Limited 1.12%
Special Assessment 0.71%
Tax Allocation 0.67%
Special Tax 0.31%
Certificate Participation 0.09%
Liability For Floating Rate Notes Issued (2.27)%
Other Assets and Liabilities
1.14%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31,2020
See accompanying notes.
296
Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
298
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2020 $ 10.80 $ 0.25 $ 0.01 $ 0.26 ( $ 0.21) ( $ 0.21) $ 10.85
2019 10.10 0.32 0.67 0.99 (0.29) (0.29) 10.80
2018 10.53 0.36 (0.46) (0.10) (0.33) (0.33) 10.10
2017 10.68 0.36 (0.17) 0.19 (0.34) (0.34) 10.53
2016 10.46 0.36 0.21 0.57 (0.35) (0.35) 10.68
Class C shares
2020 10.82 0.16 0.01 0.17 (0.12) (0.12) 10.87
2019 10.12 0.24 0.66 0.90 (0.20) (0.20) 10.82
2018 10.55 0.27 (0.46) (0.19) (0.24) (0.24) 10.12
2017 10.70 0.28 (0.18) 0.10 (0.25) (0.25) 10.55
2016 10.48 0.26 0.22 0.48 (0.26) (0.26) 10.70
CORE FIXED INCOME FUND (d)
Class A shares
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9.18 0.24 0.64 0.88 (0.28) (0.28) 9.78
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18
2017 9.64 0.25 (0.05) 0.20 (0.28) (0.28) 9.56
2016 9.48 0.27 0.21 0.48 (0.32) (0.32) 9.64
Class C shares
2020 9.85 0.10 0.43 0.53 (0.14) (0.14) 10.24
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23
2017 9.69 0.18 (0.05) 0.13 (0.20) (0.20) 9.62
2016 9.53 0.19 0.21 0.40 (0.24) (0.24) 9.69
CORE PLUS BOND FUND
Class A shares
2020 11.13 0.24 0.54 0.78 (0.34) (0.34) 11.57
2019 10.36 0.30 0.78 1.08 (0.31) (0.31) 11.13
2018 10.98 0.30 (0.60) (0.30) (0.32) (0.32) 10.36
2017 11.05 0.28 (0.07) 0.21 (0.28) (0.28) 10.98
2016 10.80 0.24 0.23 0.47 (0.22) (0.22) 11.05

See accompanying notes.
299
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.44% $ 446,357 0.79% 0.76% (c) 2.29% 40.1%
9.94 420,656 0.81 0.78 (c) 3.08 42.3
(1.00) 283,709 0.83 0.77 (c) 3.45 49.0
1.82 292,217 0.82 0.77 (c) 3.48 39.8
5.50 334,431 0.82 0.77 (c) 3.31 27.9
1.61 41,166 1.60 1.57 (c) 1.49 40.1
9.01 41,462 1.65 1.62 (c) 2.26 42.3
(1.82) 33,333 1.67 1.61 (c) 2.62 49.0
0.99 39,252 1.64 1.59 (c) 2.66 39.8
4.60 48,468 1.65 1.60 (c) 2.43 27.9
6.32 337,294 0.82 N/A 1.77 21.0
9.73 261,383 0.88 N/A 2.52 19.8
(0.94) 226,417 0.88 N/A 3.01 9.2
2.13 254,848 0.87 N/A 2.67 12.5
5.12 273,241 0.88 N/A 2.81 12.9
5.42 53,725 1.63 N/A 0.97 21.0
8.99 49,336 1.71 N/A 1.71 19.8
(1.82) 52,031 1.67 N/A 2.21 9.2
1.40 62,012 1.68 N/A 1.86 12.5
4.25 66,576 1.69 N/A 2.00 12.9
6.98 (e) 100,498 0.88 (f) N/A 2.12 167.0
10.63 (e) 89,060 0.88 (f) N/A 2.75 138.6
(2.74) 78,179 0.88 (f) N/A 2.80 134.0
1.96 90,713 0.88 (f) N/A 2.55 128.3
4.40 95,813 0.88 (f) N/A 2.20 168.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.
300
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2020 $ 12 .52 $ 0 .11 $ 0 .34 $ 0 .45 ( $ 0 .23 ) $ – ( $ 0 .23 ) $ 12 .74
2019 12 .26 0 .18 0 .79 0 .97 ( 0 .15 ) ( 0 .56 ) ( 0 .71 ) 12 .52
2018 13 .96 0 .20 ( 1 .71 ) ( 1 .51 ) ( 0 .19 ) – ( 0 .19 ) 12 .26
2017 11 .35 0 .11 2 .63 2 .74 ( 0 .13 ) – ( 0 .13 ) 13 .96
2016 11 .55 0 .13 ( 0 .22 ) ( 0 .09 ) ( 0 .11 ) – ( 0 .11 ) 11 .35
Class C shares
2020 12 .49 0 .01 0 .34 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .71
2019 12 .21 0 .09 0 .80 0 .89 ( 0 .05 ) ( 0 .56 ) ( 0 .61 ) 12 .49
2018 13 .92 0 .10 ( 1 .71 ) ( 1 .61 ) ( 0 .10 ) – ( 0 .10 ) 12 .21
2017 11 .30 0 .02 2 .64 2 .66 ( 0 .04 ) – ( 0 .04 ) 13 .92
2016 11 .51 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .04 ) – ( 0 .04 ) 11 .30
EQUITY INCOME FUND
Class A shares
2020 33 .25 0 .55 ( 1 .68 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .66
2019 30 .97 0 .56 3 .75 4 .31 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .25
2018 31 .55 0 .64 0 .87 1 .51 ( 0 .57 ) ( 1 .52 ) ( 2 .09 ) 30 .97
2017 26 .69 0 .56 5 .28 5 .84 ( 0 .46 ) ( 0 .52 ) ( 0 .98 ) 31 .55
2016 25 .80 0 .56 0 .86 1 .42 ( 0 .53 ) – ( 0 .53 ) 26 .69
Class C shares
2020 32 .33 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .29 ) ( 0 .95 ) ( 1 .24 ) 29 .78
2019 30 .17 0 .32 3 .64 3 .96 ( 0 .37 ) ( 1 .43 ) ( 1 .80 ) 32 .33
2018 30 .78 0 .40 0 .85 1 .25 ( 0 .34 ) ( 1 .52 ) ( 1 .86 ) 30 .17
2017 26 .07 0 .33 5 .16 5 .49 ( 0 .26 ) ( 0 .52 ) ( 0 .78 ) 30 .78
2016 25 .22 0 .36 0 .83 1 .19 ( 0 .34 ) – ( 0 .34 ) 26 .07

See accompanying notes.
301
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .59% $ 209,868 1 .20% (c) 0 .90% 45 .1%
8 .93 217,243 1 .27 (c) 1 .52 51 .0
( 10 .99 ) 217,118 1 .31 1 .42 51 .1
24 .41 256,761 1 .35 0 .92 46 .7
( 0 .78 ) 221,880 1 .36 1 .21 48 .2
2 .79 9,226 1 .98 (c) 0 .11 45 .1
8 .14 10,863 2 .00 (c) 0 .72 51 .0
( 11 .68 ) 15,031 2 .08 (c) 0 .70 51 .1
23 .60 16,331 2 .08 (c) 0 .18 46 .7
( 1 .49 ) 13,511 2 .08 (c) 0 .51 48 .2
( 3 .49 ) 1,049,990 0 .88 1 .79 16 .9
15 .12 1,200,974 0 .91 1 .81 21 .5
4 .77 1,094,052 0 .89 2 .02 13 .2
22 .32 962,989 0 .89 1 .90 23 .3
5 .56 891,633 0 .91 2 .15 16 .4
( 4 .23 ) 120,112 1 .63 1 .05 16 .9
14 .26 155,071 1 .65 1 .08 21 .5
4 .03 178,958 1 .62 1 .30 13 .2
21 .42 189,509 1 .63 1 .16 23 .3
4 .76 181,177 1 .65 1 .41 16 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
302
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Class A shares
2020 $ 10 .47 $ 0 .35 ( $ 0 .08 ) $ 0 .27 ( $ 0 .37 ) ( $ 0 .17 ) $ – ( $ 0 .54 ) $ 10 .20
2019 9 .78 0 .41 0 .74 1 .15 ( 0 .46 ) – – ( 0 .46 ) 10 .47
2018 10 .44 0 .33 ( 0 .44 ) ( 0 .11 ) ( 0 .25 ) ( 0 .30 ) – ( 0 .55 ) 9 .78
2017 10 .14 0 .41 0 .44 0 .85 ( 0 .44 ) ( 0 .11 ) – ( 0 .55 ) 10 .44
2016(e) 10 .00 0 .13 0 .13 0 .26 ( 0 .12 ) – – ( 0 .12 ) 10 .14
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2020 13 .72 0 .60 ( 1 .15 ) ( 0 .55 ) ( 0 .56 ) – ( 0 .04 ) ( 0 .60 ) 12 .57
2019 13 .20 0 .69 0 .48 1 .17 ( 0 .65 ) – – ( 0 .65 ) 13 .72
2018 14 .16 0 .65 ( 1 .01 ) ( 0 .36 ) ( 0 .58 ) – ( 0 .02 ) ( 0 .60 ) 13 .20
2017 13 .72 0 .69 0 .46 1 .15 ( 0 .71 ) – – ( 0 .71 ) 14 .16
2016 13 .59 0 .70 0 .14 0 .84 ( 0 .71 ) – – ( 0 .71 ) 13 .72
Class C shares
2020 13 .63 0 .50 ( 1 .14 ) ( 0 .64 ) ( 0 .47 ) – ( 0 .03 ) ( 0 .50 ) 12 .49
2019 13 .12 0 .58 0 .47 1 .05 ( 0 .54 ) – – ( 0 .54 ) 13 .63
2018 14 .07 0 .54 ( 1 .00 ) ( 0 .46 ) ( 0 .48 ) – ( 0 .01 ) ( 0 .49 ) 13 .12
2017 13 .64 0 .59 0 .44 1 .03 ( 0 .60 ) – – ( 0 .60 ) 14 .07
2016 13 .51 0 .60 0 .14 0 .74 ( 0 .61 ) – – ( 0 .61 ) 13 .64

See accompanying notes.
303
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .56% $ 3,437 1 .20% (c) N/A (c) 3 .40% 285 .3%
12 .09 1,742 1 .28 (c) N/A (c) 4 .05 312 .5
( 1 .12 ) 1,578 1 .47 (c) N/A (c) ,(d) 3 .30 399 .2
8 .63 488 1 .48% (c) 1 .47 (c) ,(d) 4 .00 465 .3
2 .56 (f) 101 1 .47 (c) ,(g) N/A (c) ,(g) 4 .23 (g) 511 .0 (g)
( 4 .01 ) (h) 1,246,664 1 .01 (c) N/A (c) 4 .69 79 .7
9 .17 (h) 1,422,501 1 .02 (c) 1 .02 (c) ,(d) 5 .10 87 .3
( 2 .67 ) 1,474,030 1 .07 (c) 1 .06 (c) ,(d) 4 .68 106 .9
8 .63 1,916,690 1 .09 1 .06 (d) 5 .01 120 .1
6 .50 2,088,052 1 .19 1 .09 (d) 5 .28 101 .1
( 4 .71 ) (h) 828,186 1 .77 (c) N/A (c) 3 .94 79 .7
8 .30 (h) 1,403,821 1 .79 (c) 1 .79 (c) ,(d) 4 .36 87 .3
( 3 .34 ) 1,761,951 1 .82 (c) 1 .81 (c) ,(d) 3 .93 106 .9
7 .79 2,263,619 1 .85 1 .82 (d) 4 .25 120 .1
5 .67 (h) 2,417,920 1 .95 1 .85 (d) 4 .52 101 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(e) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
304
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2020 $ 10 .11 $ 0 .13 ( $ 1 .83 ) ( $ 1 .70 ) ( $ 0 .12 ) ( $ 0 .31 ) ( $ 0 .43 ) $ 7 .98
2019 8 .62 0 .12 1 .79 1 .91 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .11
2018 8 .87 0 .16 – 0 .16 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 8 .62
2017 8 .35 0 .09 0 .68 0 .77 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 8 .87
2016 8 .75 0 .11 ( 0 .16 ) ( 0 .05 ) ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 8 .35
Class C shares
2020 9 .75 0 .06 ( 1 .76 ) ( 1 .70 ) ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 7 .65
2019 8 .32 0 .05 1 .73 1 .78 ( 0 .29 ) ( 0 .06 ) ( 0 .35 ) 9 .75
2018 8 .58 0 .09 – 0 .09 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 8 .32
2017 8 .11 0 .02 0 .66 0 .68 ( 0 .18 ) ( 0 .03 ) ( 0 .21 ) 8 .58
2016 8 .50 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 8 .11
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2020 10 .52 0 .15 0 .14 0 .29 ( 0 .22 ) – ( 0 .22 ) 10 .59
2019 9 .94 0 .21 0 .63 0 .84 ( 0 .26 ) – ( 0 .26 ) 10 .52
2018 10 .42 0 .21 ( 0 .42 ) ( 0 .21 ) ( 0 .27 ) – ( 0 .27 ) 9 .94
2017 10 .84 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .37 ) – ( 0 .37 ) 10 .42
2016 10 .93 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) – ( 0 .39 ) 10 .84
Class C shares
2020 10 .52 0 .06 0 .15 0 .21 ( 0 .14 ) – ( 0 .14 ) 10 .59
2019 9 .94 0 .12 0 .64 0 .76 ( 0 .18 ) – ( 0 .18 ) 10 .52
2018 10 .41 0 .13 ( 0 .41 ) ( 0 .28 ) ( 0 .19 ) – ( 0 .19 ) 9 .94
2017 10 .83 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .28 ) – ( 0 .28 ) 10 .41
2016 10 .92 0 .23 ( 0 .02 ) 0 .21 ( 0 .30 ) – ( 0 .30 ) 10 .83

See accompanying notes.
305
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 17 .41 ) % $ 83,680 1 .33% – % 1 .48% 41 .7%
22 .96 124,180 1 .35 – 1 .28 42 .4
1 .75 101,404 1 .31 – 1 .81 24 .3
9 .53 134,866 1 .33 – 1 .07 67 .3
( 0 .50 ) 164,926 1 .32 – 1 .26 54 .7
( 18 .08 ) 21,166 2 .12 – 0 .70 41 .7
22 .15 33,156 2 .11 (c) – 0 .53 42 .4
0 .93 30,858 2 .07 (c) – 1 .02 24 .3
8 .55 36,680 2 .12 (c) – 0 .29 67 .3
( 1 .18 ) 51,053 2 .11 (c) – 0 .49 54 .7
2 .82 263,721 0 .80 – 1 .44 84 .3
8 .53 234,134 0 .83 0 .87 (d) 2 .01 23 .2
( 2 .04 ) 227,870 0 .81 0 .91 (d) 2 .06 19 .9
( 0 .45 ) 273,038 0 .81 0 .91 (d) 2 .85 22 .6
2 .79 312,158 0 .81 0 .91 (d) 2 .89 31 .4
1 .97 30,342 1 .63 (c) – 0 .61 84 .3
7 .67 31,867 1 .63 (c) – 1 .22 23 .2
( 2 .75 ) 36,119 1 .63 (c) – 1 .25 19 .9
( 1 .33 ) 49,114 1 .63 (c) – 2 .04 22 .6
1 .91 62,811 1 .63 (c) – 2 .08 31 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.
306
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Class A shares
2020 $ 9 .29 $ 0 .50 ( $ 0 .30 ) $ 0 .20 ( $ 0 .51 ) ( $ 0 .51 ) $ 8 .98
2019 9 .44 0 .56 ( 0 .13 ) 0 .43 ( 0 .58 ) ( 0 .58 ) 9 .29
2018 9 .97 0 .53 ( 0 .53 ) – ( 0 .53 ) ( 0 .53 ) 9 .44
2017 9 .80 0 .48 0 .16 0 .64 ( 0 .47 ) ( 0 .47 ) 9 .97
2016 9 .64 0 .51 0 .16 0 .67 ( 0 .51 ) ( 0 .51 ) 9 .80
HIGH YIELD FUND
Class A shares
2020 7 .15 0 .36 ( 0 .13 ) 0 .23 ( 0 .37 ) ( 0 .37 ) 7 .01
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) ( 0 .41 ) 7 .11
2017 7 .24 0 .38 0 .30 0 .68 ( 0 .37 ) ( 0 .37 ) 7 .55
2016 7 .16 0 .40 0 .11 0 .51 ( 0 .43 ) ( 0 .43 ) 7 .24
Class C shares
2020 7 .23 0 .32 ( 0 .13 ) 0 .19 ( 0 .32 ) ( 0 .32 ) 7 .10
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) ( 0 .35 ) 7 .19
2017 7 .31 0 .33 0 .31 0 .64 ( 0 .32 ) ( 0 .32 ) 7 .63
2016 7 .23 0 .35 0 .11 0 .46 ( 0 .38 ) ( 0 .38 ) 7 .31

See accompanying notes.
307
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .28% (c) $ 4,818 1 .05% (d) 5 .60% 73 .8%
4 .65 (c) 5,543 1 .05 (d) 5 .98 56 .5
0 .07 (c) 6,376 1 .05 (d) 5 .50 42 .5
6 .67 6,031 1 .05 (d) 4 .80 104 .8
7 .31 5,426 1 .05 (d) 5 .36 51 .5
3 .39 513,993 0 .91 5 .22 77 .7
6 .36 615,367 0 .94 5 .40 49 .8
( 0 .45 ) 609,934 0 .92 5 .35 42 .0
9 .63 851,070 0 .91 5 .12 51 .2
7 .55 933,518 0 .90 5 .74 42 .7
2 .74 118,320 1 .65 4 .51 77 .7
5 .52 170,730 1 .67 4 .72 49 .8
( 1 .16 ) 259,729 1 .63 4 .64 42 .0
8 .89 339,347 1 .63 4 .40 51 .2
6 .68 382,177 1 .65 5 .00 42 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.
308
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class A shares
2020 $ 8.45 $ 0.06 $ 0.64 $ 0.70 ( $ 0.07) $ – ( $ 0.07) $ 9.08
2019 8.16 0.10 0.52 0.62 (0.33) – (0.33) 8.45
2018 8.47 0.17 (0.32) (0.15) (0.16) – (0.16) 8.16
2017 8.62 0.11 (0.20) (0.09) (0.06) – (0.06) 8.47
2016 8.29 0.03 0.36 0.39 (0.06) – (0.06) 8.62
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
2017 22.74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
2016 21.37 0.11 1.32 1.43 (0.06) – (0.06) 22.74
Class C shares
2020 23.61 (0.10) 2.39 2.29 (0.19) (0.28) (0.47) 25.43
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
2016 20.45 (0.10) 1.26 1.16 – – – 21.61

See accompanying notes.
309
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8.26% $ 15,597 0.90% (c) 0.64% 80.9%
7.75 10,192 0.90 (c) 1.23 68.4
(1.92) (d) 10,052 0.90 (c) 2.00 84.0
(0.87) (d) 11,735 0.90 (c) 1.31 60.9
4.72 13,910 0.90 (c) 0.30 62.0
10.84 (e) 76,952 1.55 (c) 0.55 53.9
7.22 77,559 1.57 (c) 1.91 148.3
(16.88) 79,698 1.62 (c),(f) 0.81 118.1
29.49 98,679 1.62 (c),(f) 0.90 97.4
6.75 77,283 1.75 (c) 0.53 120.3
9.74 (d),(e) 7,126 2.51 (c) (0.42) 53.9
6.23 (d) 8,234 2.55 (c) 0.76 148.3
(17.78) (d) 10,972 2.67 (c),(f) (0.22) 118.1
28.19 (d) 13,144 2.67 (c),(f) (0.14) 97.4
5.62 (d) 9,220 2.80 (c) (0.51) 120.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.
310
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Class A shares
2020 $ 14 .83 $ 0 .16 $ 0 .39 $ 0 .55 ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 15 .06
2019 14 .06 0 .30 1 .39 1 .69 ( 0 .26 ) ( 0 .66 ) ( 0 .92 ) 14 .83
2018 16 .60 0 .24 ( 2 .67 ) ( 2 .43 ) ( 0 .11 ) – ( 0 .11 ) 14 .06
2017 12 .99 0 .12 3 .55 3 .67 ( 0 .06 ) – ( 0 .06 ) 16 .60
2016 13 .45 0 .07 ( 0 .45 ) ( 0 .38 ) ( 0 .08 ) – ( 0 .08 ) 12 .99
LARGECAP GROWTH FUND I
Class A shares
2020 15 .59 ( 0 .07 ) 4 .15 4 .08 – ( 1 .28 ) ( 1 .28 ) 18 .39
2019 15 .08 ( 0 .05 ) 2 .26 2 .21 – ( 1 .70 ) ( 1 .70 ) 15 .59
2018 14 .62 ( 0 .05 ) 1 .90 1 .85 – ( 1 .39 ) ( 1 .39 ) 15 .08
2017 11 .79 ( 0 .05 ) 3 .41 3 .36 – ( 0 .53 ) ( 0 .53 ) 14 .62
2016 13 .31 ( 0 .05 ) 0 .02 ( 0 .03 ) – ( 1 .49 ) ( 1 .49 ) 11 .79

See accompanying notes.
311
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .66% $ 9,458 1 .30% (c) 1 .07% 68 .4%
13 .58 10,207 1 .32 (c) 2 .16 71 .0
( 14 .75 ) 7,737 1 .45 (c) 1 .47 70 .2
28 .41 6,867 1 .45 (c) 0 .84 66 .6
( 2 .91 ) (d) 3,992 1 .45 (c) 0 .54 69 .9
27 .86 487,128 0 .99 (c) ( 0 .43 ) 33 .6
17 .51 (d) 414,599 1 .00 (c) ( 0 .37 ) 28 .1
13 .21 (d) 39,217 1 .04 (c) ( 0 .36 ) 34 .8
29 .68 23,722 1 .16 (c) ( 0 .36 ) 38 .5
( 0 .21 ) 22,488 1 .15 (c) ( 0 .41 ) 32 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
312
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2020 $ 19 .10 $ 0 .28 $ 1 .46 $ 1 .74 ( $ 0 .32 ) ( $ 0 .38 ) ( $ 0 .70 ) $ 20 .14
2019 17 .99 0 .31 1 .92 2 .23 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .10
2018 17 .96 0 .29 0 .92 1 .21 ( 0 .25 ) ( 0 .93 ) ( 1 .18 ) 17 .99
2017 15 .02 0 .26 3 .14 3 .40 ( 0 .26 ) ( 0 .20 ) ( 0 .46 ) 17 .96
2016 14 .79 0 .25 0 .32 0 .57 ( 0 .22 ) ( 0 .12 ) ( 0 .34 ) 15 .02
Class C shares
2020 18 .57 0 .11 1 .41 1 .52 ( 0 .17 ) ( 0 .38 ) ( 0 .55 ) 19 .54
2019 17 .51 0 .16 1 .89 2 .05 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 18 .57
2018 17 .54 0 .13 0 .90 1 .03 ( 0 .13 ) ( 0 .93 ) ( 1 .06 ) 17 .51
2017 14 .69 0 .12 3 .08 3 .20 ( 0 .15 ) ( 0 .20 ) ( 0 .35 ) 17 .54
2016 14 .49 0 .13 0 .31 0 .44 ( 0 .12 ) ( 0 .12 ) ( 0 .24 ) 14 .69
MIDCAP FUND
Class A shares
2020 30 .15 ( 0 .01 ) 1 .44 1 .43 ( 0 .07 ) ( 1 .32 ) ( 1 .39 ) 30 .19
2019 26 .24 0 .01 6 .64 6 .65 – ( 2 .74 ) ( 2 .74 ) 30 .15
2018 26 .90 ( 0 .04 ) 0 .29 0 .25 – ( 0 .91 ) ( 0 .91 ) 26 .24
2017 21 .79 ( 0 .02 ) 5 .63 5 .61 ( 0 .03 ) ( 0 .47 ) ( 0 .50 ) 26 .90
2016 22 .25 0 .04 0 .79 0 .83 – ( 1 .29 ) ( 1 .29 ) 21 .79
Class C shares
2020 26 .77 ( 0 .19 ) 1 .25 1 .06 – ( 1 .32 ) ( 1 .32 ) 26 .51
2019 23 .77 ( 0 .16 ) 5 .90 5 .74 – ( 2 .74 ) ( 2 .74 ) 26 .77
2018 24 .63 ( 0 .22 ) 0 .27 0 .05 – ( 0 .91 ) ( 0 .91 ) 23 .77
2017 20 .10 ( 0 .18 ) 5 .18 5 .00 – ( 0 .47 ) ( 0 .47 ) 24 .63
2016 20 .77 ( 0 .11 ) 0 .73 0 .62 – ( 1 .29 ) ( 1 .29 ) 20 .10

See accompanying notes.
313
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .23% $ 465,384 0 .42% 1 .45% 6 .0%
13 .84 435,070 0 .46 1 .73 3 .2
6 .89 380,299 0 .44 1 .60 5 .8
23 .04 355,131 0 .46 1 .57 3 .4
3 .97 289,269 0 .48 1 .70 4 .2
8 .27 61,996 1 .30 (c) 0 .59 6 .0
12 .91 66,411 1 .30 (c) 0 .91 3 .2
5 .92 65,204 1 .30 (c) 0 .75 5 .8
22 .07 56,953 1 .30 (c) 0 .72 3 .4
3 .11 41,497 1 .30 (c) 0 .88 4 .2
4 .83 1,607,917 0 .95 ( 0 .04 ) 13 .9
29 .21 1,645,317 0 .98 0 .05 13 .6
0 .86 1,439,026 0 .96 ( 0 .14 ) 25 .8
26 .19 1,714,560 1 .00 ( 0 .10 ) 15 .4
4 .14 2,096,851 0 .99 0 .19 22 .4
4 .02 158,906 1 .69 ( 0 .74 ) 13 .9
28 .32 228,866 1 .70 ( 0 .67 ) 13 .6
0 .11 248,197 1 .69 ( 0 .86 ) 25 .8
25 .31 301,746 1 .71 ( 0 .81 ) 15 .4
3 .39 309,404 1 .73 ( 0 .57 ) 22 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
314
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2020 $ 14.27 $ 0.12 ( $ 0.95) ( $ 0.83) ( $ 0.11) ( $ 0.57) ( $ 0.68) $ 12.76
2019(d) 13.56 0.04 0.67 0.71 – – – 14.27
MONEY MARKET FUND
Class A shares
2020 1.00 0.01 – 0.01 (0.01) – (0.01) 1.00
2019 1.00 0.02 – 0.02 (0.02) – (0.02) 1.00
2018 1.00 0.01 – 0.01 (0.01) – (0.01) 1.00
2017 1.00 – 0.01 0.01 (0.01) – (0.01) 1.00
2016 1.00 – – – – – – 1.00

See accompanying notes.
315
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.32) % $ 23,187 1.27% (c) – % 0.94% 65.9%
5.24 (e) 26,083 1.38 (c),(f) – 0.51 (f) 60.0 (f)
0.61 342,008 0.39 (c) 0.53 (g) 0.54 0.0
1.98 242,127 0.50 (c) 0.60 (g) 1.94 0.0
1.36 231,844 0.52 (c) 0.63 (g) 1.34 0.0
0.53 245,177 0.53 0.53 (g) 0.47 0.0
0.00 451,554 0.50 0.54 (g) 0.00 0.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual and/or voluntary expense limit.
(d) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.

See accompanying notes.
316
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2020 $ 50 .56 $ 0 .42 $ 4 .45 $ 4 .87 ( $ 0 .46 ) ( $ 3 .67 ) ( $ 4 .13 ) $ 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
2017 57 .28 0 .56 11 .52 12 .08 ( 0 .59 ) ( 5 .09 ) ( 5 .68 ) 63 .68
2016 59 .26 0 .64 0 .39 1 .03 ( 0 .66 ) ( 2 .35 ) ( 3 .01 ) 57 .28
Class C shares
2020 33 .73 0 .01 2 .90 2 .91 ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 32 .74
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
2017 46 .47 0 .06 9 .21 9 .27 ( 0 .27 ) ( 5 .09 ) ( 5 .36 ) 50 .38
2016 48 .72 0 .13 0 .32 0 .45 ( 0 .35 ) ( 2 .35 ) ( 2 .70 ) 46 .47
REAL ESTATE SECURITIES FUND
Class A shares
2020 28 .63 0 .33 ( 4 .75 ) ( 4 .42 ) ( 0 .52 ) ( 0 .16 ) ( 0 .68 ) 23 .53
2019 23 .20 0 .31 6 .02 6 .33 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 28 .63
2018 23 .65 0 .35 0 .11 0 .46 ( 0 .45 ) ( 0 .46 ) ( 0 .91 ) 23 .20
2017 22 .80 0 .23 1 .46 1 .69 ( 0 .24 ) ( 0 .60 ) ( 0 .84 ) 23 .65
2016 23 .22 0 .25 0 .87 1 .12 ( 0 .28 ) ( 1 .26 ) ( 1 .54 ) 22 .80
Class C shares
2020 28 .08 0 .14 ( 4 .67 ) ( 4 .53 ) ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 23 .08
2019 22 .77 0 .11 5 .91 6 .02 ( 0 .14 ) ( 0 .57 ) ( 0 .71 ) 28 .08
2018 23 .23 0 .17 0 .10 0 .27 ( 0 .27 ) ( 0 .46 ) ( 0 .73 ) 22 .77
2017 22 .42 0 .05 1 .43 1 .48 ( 0 .07 ) ( 0 .60 ) ( 0 .67 ) 23 .23
2016 22 .90 0 .06 0 .85 0 .91 ( 0 .13 ) ( 1 .26 ) ( 1 .39 ) 22 .42

See accompanying notes.
317
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .04% (c) $ 987,963 0 .83% 0 .86% 35 .4%
17 .38 993,244 0 .86 1 .10 35 .4
6 .95 950,601 0 .83 1 .30 36 .3
22 .53 970,151 0 .82 0 .94 20 .1
1 .91 878,686 0 .84 1 .13 34 .5
9 .10 35,053 1 .67 0 .03 35 .4
16 .38 39,154 1 .70 0 .28 35 .4
6 .09 51,955 1 .65 0 .48 36 .3
21 .54 52,721 1 .65 0 .12 20 .1
1 .05 46,507 1 .67 0 .29 34 .5
( 15 .56 ) 286,896 1 .24 1 .33 35 .1
28 .09 370,891 1 .26 1 .20 20 .1
1 .99 277,447 1 .25 1 .51 22 .7
7 .59 297,516 1 .28 1 .00 24 .3
4 .99 (c) 370,306 1 .25 1 .08 24 .8
( 16 .21 ) (c) 34,198 2 .02 0 .55 35 .1
27 .10 53,250 2 .05 0 .44 20 .1
1 .19 47,303 2 .03 0 .73 22 .7
6 .75 50,302 2 .05 0 .21 24 .3
4 .17 52,388 2 .07 (d) 0 .27 24 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.
318
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2020 $ 12 .32 $ 0 .20 $ 0 .22 $ 0 .42 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 12 .54
2019 12 .01 0 .27 0 .31 0 .58 ( 0 .27 ) – ( 0 .27 ) 12 .32
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .21
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) – ( 0 .21 ) 12 .23
Class C shares
2020 12 .33 0 .09 0 .22 0 .31 ( 0 .09 ) – ( 0 .09 ) 12 .55
2019 12 .01 0 .16 0 .32 0 .48 ( 0 .16 ) – ( 0 .16 ) 12 .33
2018 12 .21 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .13 ) – ( 0 .13 ) 12 .01
2017 12 .24 0 .10 ( 0 .03 ) 0 .07 ( 0 .10 ) – ( 0 .10 ) 12 .21
2016 12 .18 0 .09 0 .07 0 .16 ( 0 .10 ) – ( 0 .10 ) 12 .24
SMALLCAP FUND
Class A shares
2020 20 .79 – 0 .79 0 .79 – ( 1 .21 ) ( 1 .21 ) 20 .37
2019 22 .60 0 .01 1 .09 1 .10 ( 0 .01 ) ( 2 .90 ) ( 2 .91 ) 20 .79
2018 24 .13 0 .01 0 .43 0 .44 – ( 1 .97 ) ( 1 .97 ) 22 .60
2017 20 .02 ( 0 .02 ) 4 .65 4 .63 ( 0 .09 ) ( 0 .43 ) ( 0 .52 ) 24 .13
2016 20 .62 0 .10 0 .04 0 .14 – ( 0 .74 ) ( 0 .74 ) 20 .02
Class C shares
2020 18 .20 ( 0 .14 ) 0 .69 0 .55 – ( 1 .21 ) ( 1 .21 ) 17 .54
2019 20 .33 ( 0 .14 ) 0 .91 0 .77 – ( 2 .90 ) ( 2 .90 ) 18 .20
2018 22 .06 ( 0 .16 ) 0 .40 0 .24 – ( 1 .97 ) ( 1 .97 ) 20 .33
2017 18 .40 ( 0 .19 ) 4 .28 4 .09 – ( 0 .43 ) ( 0 .43 ) 22 .06
2016 19 .16 ( 0 .05 ) 0 .03 ( 0 .02 ) – ( 0 .74 ) ( 0 .74 ) 18 .40

See accompanying notes.
319
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .47% $ 445,243 0 .67% 1 .59% 76 .0%
4 .88 310,526 0 .69 2 .22 52 .4
0 .31 292,426 0 .67 1 .98 57 .3
1 .55 325,872 0 .68 1 .72 59 .5
2 .17 340,470 0 .69 1 .63 53 .6
2 .55 57,463 1 .56 0 .72 76 .0
4 .03 51,869 1 .59 1 .33 52 .4
( 0 .59 ) 63,169 1 .57 1 .07 57 .3
0 .57 77,278 1 .57 0 .82 59 .5
1 .36 86,734 1 .57 0 .75 53 .6
3 .71 202,896 1 .18 ( 0 .03 ) 41 .6
7 .38 218,037 1 .22 0 .04 40 .0
1 .73 218,500 1 .18 0 .06 51 .6
23 .33 228,263 1 .23 ( 0 .11 ) 67 .5
0 .77 214,666 1 .24 (c) 0 .52 59 .1
2 .85 21,727 2 .03 ( 0 .87 ) 41 .6
6 .44 26,671 2 .04 (c) ( 0 .77 ) 40 .0
0 .93 34,505 1 .98 (c) ( 0 .75 ) 51 .6
22 .39 31,527 2 .02 (c) ( 0 .91 ) 67 .5
( 0 .03 ) 25,294 2 .08 (c) ( 0 .31 ) 59 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
320
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class A shares
2020 $ 10.39 $ 0.04 ( $ 1.58) ( $ 1.54) ( $ 0.05) $ – ( $ 0.05) $ 8.80
2019 11.96 0.05 0.20 0.25 (0.04) (1.78) (1.82) 10.39
2018 13.61 0.01 (0.36) (0.35) – (1.30) (1.30) 11.96
2017 11.84 (0.02) 2.55 2.53 (0.04) (0.72) (0.76) 13.61
2016 12.68 0.01 0.45 0.46 (0.05) (1.25) (1.30) 11.84
TAX-EXEMPT BOND FUND
Class A shares
2020 7.43 0.18 (0.04) 0.14 (0.17) – (0.17) 7.40
2019 6.95 0.24 0.47 0.71 (0.23) – (0.23) 7.43
2018 7.24 0.28 (0.31) (0.03) (0.26) – (0.26) 6.95
2017 7.42 0.29 (0.20) 0.09 (0.27) – (0.27) 7.24
2016 7.34 0.28 0.06 0.34 (0.26) – (0.26) 7.42
Class C shares
2020 7.46 0.12 (0.04) 0.08 (0.11) – (0.11) 7.43
2019 6.97 0.19 0.47 0.66 (0.17) – (0.17) 7.46
2018 7.27 0.22 (0.32) (0.10) (0.20) – (0.20) 6.97
2017 7.44 0.23 (0.19) 0.04 (0.21) – (0.21) 7.27
2016 7.36 0.21 0.07 0.28 (0.20) – (0.20) 7.44

See accompanying notes.
321
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(15.00) % (c) $ 6,044 1.45% (d) N/A 0.45% 92.2%
4.63 7,997 1.45 (d) N/A 0.45 76.1
(3.25) 7,529 1.45 (d) N/A 0.04 84.1
21.53 6,994 1.45 (d) N/A (0.12) 58.6
4.38 2,862 1.45 (d) N/A 0.13 52.5
1.89 356,581 0.81% 0.77 (e) 2.50 66.7
10.28 358,580 0.86 0.79 (e) 3.36 64.0
(0.42) 269,439 0.85 0.78 (e) 3.87 65.8
1.29 277,289 0.83 0.79 (e) 3.97 30.9
4.71 326,545 0.81 0.78 (e) 3.68 33.7
1.05 38,229 1.63 (d) 1.59 (d),(e) 1.69 66.7
9.51 39,162 1.67 (d) 1.60 (d),(e) 2.55 64.0
(1.38) 26,337 1.67 (d) 1.60 (d),(e) 3.05 65.8
0.60 27,133 1.64 (d) 1.60 (d),(e) 3.16 30.9
3.84 31,846 1.63 (d) 1.60 (d),(e) 2.84 33.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

Report of Independent Registered Public Accounting Firm
322
To the Shareholders of Class A and C shares of California Municipal Fund, Core Fixed Income Fund (formerly Income Fund), Core Plus Bond Fund, Diversified International
Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government &
High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund
I, LargeCap S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term
Income Fund, SmallCap Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund (formerly Income Fund). Core Plus Bond Fund,
Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities
Fund, Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund
I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (collectively referred to as the “Funds”), (25 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (25 of the portfolios constituting the Fund) at October 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund (formerly Income Fund)
Core Plus Bond Fund
Diversified International Fund
Equity Income Fund
Global Diversified Income Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Emerging Markets Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
MidCap Fund
Money Market Fund
Principal Capital Appreciation Fund
Real Estate Securities Fund
Short-Term Income Fund
SmallCap Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For each of the five years in the period
ended October 31, 2020
Finisterre Unconstrained Emerging
Markets Bond Fund
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For each of the four years in the period
ended October 31, 2020 and the period
from July 11, 2016, date operations
commenced, through October 31, 2016
MidCap Value Fund I
For the year ended
October 31, 2020
For each of the two
years in the period ended
October 31, 2020
For year ended October 31, 2020 and
the period from April 2, 2019, date share
class operations commenced, through
October 31, 2019

Report of Independent Registered Public Accounting Firm
323
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian, agent banks, brokers and transfer agent or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2020

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
324
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2020 to
October 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account
Value May 1,
2020
Ending
Account Value
October 31,
2020
Expenses Paid
During Period
May 1, 2020 to
October 31, 2020
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 1,072.11 $ 4.06 $1,000.00 $ 1,021.22 $ 3.96 0.78%
Class C 1,000.00 1,067.63 8.21 1,000.00 1,017.19 8.01 1.58
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,072.10 3.96 1,000.00 1,021.27 3.87 0.76
Class C 1,000.00 1,067.60 8.11 1,000.00 1,017.20 7.94 1.56
Core Fixed Income Fund
Class A 1,000.00 1,031.00 4.08 1,000.00 1,021.11 4.06 0.80
Class C 1,000.00 1,027.64 8.15 1,000.00 1,017.09 8.11 1.60
Core Plus Bond Fund
Class A 1,000.00 1,031.90 4.49 1,000.00 1,020.71 4.47 0.88
Diversified International Fund
Class A 1,000.00 1,165.60 6.42 1,000.00 1,019.20 5.99 1.18
Class C 1,000.00 1,160.73 10.75 1,000.00 1,015.18 10.03 1.98
Equity Income Fund
Class A 1,000.00 1,114.63 4.62 1,000.00 1,020.76 4.42 0.87
Class C 1,000.00 1,110.46 8.65 1,000.00 1,016.94 8.26 1.63
Finisterre Unconstrained Emerging
Markets Bond Fund
Class A 1,000.00 1,087.75 6.30 1,000.00 1,019.10 6.09 1.20

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
325
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account
Value May 1,
2020
Ending
Account Value
October 31,
2020
Expenses Paid
During Period
May 1, 2020 to
October 31, 2020
(a)
Annualized
Expense
Ratio
Global Diversified Income Fund
Class A $ 1,000.00 $ 1,114.67 $ 5.32 $1,000.00 $ 1,020.11 $ 5.08 1.00%
Class C 1,000.00 1,111.05 9.29 1,000.00 1,016.34 8.87 1.75
Global Real Estate Securities Fund
Class A 1,000.00 1,051.97 6.86 1,000.00 1,018.45 6.75 1.33
Class C 1,000.00 1,047.95 10.86 1,000.00 1,014.53 10.68 2.11
Government & High Quality Bond
Fund
Class A 1,000.00 1,009.22 3.94 1,000.00 1,021.22 3.96 0.78
Class C 1,000.00 1,004.90 8.21 1,000.00 1,016.94 8.26 1.63
High Income Fund
Class A 1,000.00 1,108.55 5.57 1,000.00 1,019.86 5.33 1.05
High Yield Fund
Class A 1,000.00 1,105.58 4.60 1,000.00 1,020.76 4.42 0.87
Class C 1,000.00 1,103.40 8.51 1,000.00 1,017.04 8.16 1.61
Inflation Protection Fund
Class A 1,000.00 1,040.51 4.62 1,000.00 1,020.61 4.57 0.90
International Emerging Markets
Fund
Class A 1,000.00 1,246.77 8.75 1,000.00 1,017.34 7.86 1.55
Class C 1,000.00 1,240.49 14.14 1,000.00 1,012.52 12.70 2.51
International Fund I
Class A 1,000.00 1,146.12 7.01 1,000.00 1,018.60 6.60 1.30
LargeCap Growth Fund I
Class A 1,000.00 1,201.96 5.59 1,000.00 1,020.06 5.13 1.01
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,130.19 2.20 1,000.00 1,023.08 2.08 0.41
Class C 1,000.00 1,125.58 6.89 1,000.00 1,018.65 6.55 1.29
MidCap Fund
Class A 1,000.00 1,164.74 5.06 1,000.00 1,020.46 4.72 0.93
Class C 1,000.00 1,160.18 9.07 1,000.00 1,016.74 8.47 1.67
MidCap Value Fund I
Class A 1,000.00 1,120.28 7.09 1,000.00 1,018.45 6.75 1.33
Money Market Fund
Class A 1,000.00 1,000.22 1.51 1,000.00 1,023.63 1.53 0.30
Principal Capital Appreciation Fund
Class A 1,000.00 1,160.33 4.40 1,000.00 1,021.06 4.12 0.81
Class C 1,000.00 1,155.26 8.83 1,000.00 1,016.94 8.26 1.63
Real Estate Securities Fund
Class A 1,000.00 1,032.05 6.28 1,000.00 1,018.95 6.24 1.23
Class C 1,000.00 1,028.15 10.25 1,000.00 1,015.03 10.18 2.01
Short-Term Income Fund
Class A 1,000.00 1,019.79 3.35 1,000.00 1,021.82 3.35 0.66
Class C 1,000.00 1,015.28 7.80 1,000.00 1,017.39 7.81 1.54
SmallCap Fund
Class A 1,000.00 1,223.42 6.37 1,000.00 1,019.41 5.79 1.14
Class C 1,000.00 1,218.06 11.15 1,000.00 1,015.08 10.13 2.00
SmallCap Value Fund II
Class A 1,000.00 1,114.07 7.71 1,000.00 1,017.85 7.35 1.45

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
326
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account
Value May 1,
2020
Ending
Account Value
October 31,
2020
Expenses Paid
During Period
May 1, 2020 to
October 31, 2020
(a)
Annualized
Expense
Ratio
Tax-Exempt Bond Fund
Class A $ 1,000.00 $ 1,081.56 $ 4.08 $1,000.00 $ 1,021.22 $ 3.96 0.78%
Class C 1,000.00 1,076.77 8.35 1,000.00 1,017.09 8.11 1.60
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,081.60 3.98 1,000.00 1,021.27 3.87 0.76
Class C 1,000.00 1,076.80 8.25 1,000.00 1,017.09 8.04 1.58
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
328
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2020, July 2020, August 2020,
September 2020, October 2020 and November 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2020
Fund Net Income Realized Gain Capital Sources
California Municipal Fund 86.33% 0.00% 13.67%
Core Fixed Income Fund 0.00 94.83 5.17
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Global Real Estate Securities Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 79.57 0.00 20.43
High Yield Fund 5.21 0.00 94.79
July 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 85.23% 14.77%
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 84.84 0.00 15.16
High Yield Fund 13.79 0.00 86.21
August 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 77.45% 22.55%
Core Plus Bond Fund 56.59 43.41 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 25.68 0.00 74.32
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 84.94 0.00 15.06
High Yield Fund 14.08 0.00 85.92
September 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 69.64 30.36 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Global Real Estate Securities Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 80.60 0.00 19.40
High Yield Fund 15.30 0.00 84.70
Inflation Protection Fund 44.34 0.00 55.66
October 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%

Principal Funds, Inc.
(unaudited)
329
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
October 2020
Fund Net Income Realized Gain Capital Sources
Core Plus Bond Fund 58.91 41.09 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 81.93 0.00 18.07
High Yield Fund 11.66 0.00 88.34
November 2020
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Core Plus Bond Fund 52.13 47.87 0.00
Finisterre Unconstrained Emerging Markets Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 72.58 0.00 27.42
High Yield Fund 5.58 0.00 94.42

330
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Brookings Institution; Earthjustice;
Natural Resources Defense Council;
Montgomery Street Income Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 126 None
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None

331
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired. 126 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management
(“PGAM”), PGI, Principal Life Insurance Company
(“PLIC”), and Principal Financial Services, Inc.
(“PFSI) (2018-2021)
Executive Vice President, RobustWealth, Inc. since
2018
Executive Vice President/Chief Investment Officer,
PLIC and PFSI (2014-2018)
126 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
President, PGAM, PFSI, and PLIC since 2020
Director, Origin Asset Management LLP since 2018
Chair, Post Advisory Group, LLC (2017-2020)
Director, Post since 2020
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Chair, CCIP, LLC since 2017
126 None

332
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
Director, PFA since 2020
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, PFD since 2019
Director, PREI since 2020
Chair and Executive Vice President, PSS since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

333
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

334
otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.

335
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.
Money Market Fund files a complete schedule of investments with the Securities and Exchange Commission monthly on Form N-MFP.
Form N-MFP is available on the Commission’s website at www.sec.gov. In addition, the monthly portfolio holdings are available for Money
Market Fund at www.PrincipalFunds.com.

336
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an Amended Management
Agreement with Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the SmallCap Value Fund II; (2) an amended sub-
advisory agreement between Los Angeles Capital Management and Equity Research, Inc. and the Manager with respect to SmallCap Value II and Midcap Value Fund I; (3) an amended sub-advisory agreement between Vaughan Nelson Investment Management, LP and the Manager
with respect to SmallCap Value Fund II; (4) an amended sub-advisory agreement between BlackRock Financial Management, Inc. and the
Manager with respect to the Inflation Protection Fund; (5) an amended sub-advisory agreement between the Manager and Causeway Capital
Management LLC and the Manager with respect to the Overseas Fund; (6) an amended sub-advisory agreement between MetLife Investment
Management, LLC and the Manager with respect to the Global Diversified Income Fund; (7) an amended sub-advisory agreement between T.
Rowe Price Associates, Inc. and the Manager with respect to the LargeCap Growth Fund I; (8) an amended sub-advisory agreement between
Westwood Management Corporation with respect to the LargeCap Value Fund III; and (9) the annual review and renewal of the Management
Agreement and various sub-advisory agreements for all Funds.
Amended Management Agreement for SmallCap Value Fund II and Amended Sub-Advisory Agreements for SmallCap Value Fund
II, MidCap Value Fund I, Inflation Protection Fund, Overseas Fund, Global Diversified Income Fund, LargeCap Growth Fund I
and LargeCap Value Fund III
On June 9, 2020, the Board met and considered:
For SmallCap Value Fund II (“SmallCap Value II” or a “Fund”) the approval of an amended management agreement (the
“Management Agreement”) between PFI, for the Fund, and the Manager in connection with a proposal to amend the management fee schedule to reduce the effective management fee rate payable at all asset levels;
For each of SmallCap Value II and MidCap Value Fund I (each a “Fund”) the approval of an amended sub-advisory agreement
(a “Sub-Advisory Agreement”) between the Manager and Los Angeles Capital Management and Equity Research, Inc. (a
“Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For Small Cap Value II the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Vaughan Nelson Investment Management, LP (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels;
For Inflation Protection Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and BlackRock Financial Management, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels;
For Overseas Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Causeway Capital Management LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule in a manner that would reduce the effective sub-advisory fee rate payable at current asset levels but increase the effective sub-advisory fee rate payable at certain greater asset levels;
For Global Diversified Income Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory
Agreement”) between the Manager and MetLife Investment Management, LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For LargeCap Growth Fund I (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and T. Rowe Price Associates, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels; and
For LargeCap Value Fund III (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and Westwood Management Corporation (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels.

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With respect to the Management Agreement for SmallCap Value II, the Board considered the Manager’s representation that the amendment to the Management Agreement would not reduce the quality or quantity of the services the Manager provides to the Fund and that the
Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement for SmallCap Value II other than to the management fee schedule.
With respect to the Sub-Advisory Agreements, the Board noted that because the sub-advisory fees were paid by the Manager, the amendments to the Sub-Advisory Agreements would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments to the Sub-Advisory Agreements would not reduce the quality or quantity of the services each Sub-
Advisor provides to the applicable Fund(s) and that each Sub-Advisor’s obligations under the applicable Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Sub-Advisory Agreement other than to the methodology for calculating the sub-advisory fee and the sub-advisory fee schedule.
The Board considered that they had last approved the Management Agreement for SmallCap Value II and each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the
Manager under the Management Agreement and by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that approval of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the applicable Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Management Agreement and Sub-Advisory Agreements.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC
(the “Manager”) and PFI, on behalf of each of the sixty-three (63) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial
Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus Circle
Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis and
Wiley Capital Management, LLC; Los Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; MetLife
Investment Management, LLC; Origin Asset Management LLP; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert
W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates, Inc.; Vaughan Nelson Investment Management,
LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management Corp.; (collectively, the “Sub-Advisors”). The
Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.

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The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31,
2020, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the PFI Government
Money Market Fund, the PFI Money Market Fund and DSRA, peer-group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”). For the PFI Government Money Market Fund and the PFI Money Market Fund,
comparative performance information was based upon data provided by EPFR (formerly I Money Net).
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted
that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all
Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the money Market Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the Principal LifeTime Hybrid Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund

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fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime Hybrid
2045 Fund, the Principal LifeTime Hybrid 2050 Fund, the Principal LifeTime Hybrid 2055 Fund, the Principal LifeTime Hybrid 2060 Fund
and the Principal LifeTime Hybrid 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these
Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the
Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the PFI Principal LifeTime Hybrid Funds invest, which the Board considered individually and concluded were reasonable. The Board considered the Manager’s statement that the fee and expense comparisons for the Principal LifeTime Hybrid Funds included information for certain peer funds’ Class R-6 shares, which have expense structures different from that of the Funds’ Institutional Class shares, making for a suboptimal comparison. The Board also considered the Funds’ performance, noting the Principal LifeTime Hybrid 2045 Fund’s performance in the second quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (42nd and 35th percentiles, respectively); the
Principal LifeTime Hybrid 2050 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (43rd and 37th percentiles, respectively); the Principal LifeTime Hybrid 2055 Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (52nd and 44th percentiles, respectively); the Principal LifeTime Hybrid 2060 Fund’s performance in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (62nd and
60th percentiles, respectively); and the Principal LifeTime Hybrid 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the second quartile of its Performance Universe for the one-year period ended March 31, 2020 (39th percentile).
With respect to the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2060 Fund and the Principal LifeTime 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the Principal LifeTime Funds invest, which the Board considered individually and concluded were reasonable. The Board also considered the Funds’ performance, noting the Principal LifeTime 2010 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (46th and 52nd percentiles, respectively); the Principal LifeTime 2015 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (38th and 42nd percentiles, respectively); the Principal LifeTime 2060 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-
year periods ended March 31, 2020 (39th and 56th percentiles, respectively); and the Principal LifeTime 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the third quartile of its Performance Universe for the one-year period ended March 31,
2020 (65th percentile).
With respect to the Funds that use the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
With regard to the Core Fixed Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (83rd and 99th percentiles, respectively) in the Expense Group. The Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the fee reduction on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move into the 82nd percentile and the Fund’s total net expense ratio would move into the 55th percentile. Considering all relevant factors, including the Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (61st and 47th percentiles, respectively), the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to the SAM Flexible Income Fund, the Board noted that that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 80th percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the second and first quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (28th and 24th percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 57th percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the SAM Strategic Growth Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 83rd percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the first and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (24th and 29th

340
percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 71st percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the Real Estate Securities Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (each was at the 88th percentile) in the Expense Group. The Board accepted management’s proposal to amend the Management Agreement for the Fund to add a new breakpoint to the management fee schedule. Considering all relevant factors, including the Fund’s performance in the first quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (11th and 12th percentiles, respectively), the
Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to operate below current applicable expense caps. In addition, the Board accepted management’s proposals to remove the expense cap on Institutional
Class shares of the Principal Capital Appreciation Fund, even though these proposals would have the effect of increasing expenses for certain share classes. In accepting these proposals, the Board noted the pro forma effect of the proposals on the rankings of the Funds’ net management fee rates and total net expense ratios on the basis of Institutional Class shares in the Funds’ respective Expense Groups, noting that the Funds’ net management fee rates and total net expense ratios would remain in the first quartile (17th and 8th percentiles for the
Principal Capital Appreciation Fund). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Class A shares of the Core Plus Bond Fund and Institutional Class shares of the SmallCap S&P 600 Index Fund to be effective from January
1, 2021 through February 28, 2022.
With regard to the LargeCap Growth Fund I and the MidCap Fund, the Board accepted management’s proposal to amend the Management
Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the
Management Agreement, as amended, should be renewed.
With regard to the Short Term Income Fund and Government & High Quality Bond Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of the High Income Fund, the Global Diversified Income Fund, and the Finisterre Unconstrained Emerging Markets
Bond Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)
(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real
Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

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The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
As part of its annual review of the Funds’ Sub-Advisory Agreements, the Board concluded that the Sub-Advisory Agreement pursuant to which Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as a Sub-Advisor to the LargeCap Value Fund III and the
Overseas Fund should be renewed. The Board noted that a change in control transaction with respect to Barrow Hanley was expected to become effective in the fourth quarter of 2020, and that this change in control would result in the “assignment” (as defined in the Investment
Company Act of 1940, as amended) of the Sub-Advisory Agreement, causing the agreement’s automatic termination. The Board considered the Manager’s statements that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Sub-Advisor, that the change in ownership was not expected to impact the nature, quality or extent of the services that the Sub-Advisor provides to the Funds and that the Manager, after considering the assignment, continued to believe that the Sub-Advisor is an appropriate sub-advisor for the Funds. The Board also noted that the new Sub-Advisory Agreement for the Funds would be identical to the current Sub-
Advisory Agreement in all material respects (including the sub-advisory fee schedules). Accordingly, the Board concluded that a new Sub-

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Advisory Agreement with Barrow Hanley should be approved, to take effect upon the termination of the current Sub-Advisory Agreement upon the effectiveness of the change in control transaction.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

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Special Meeting of Shareholders
Principal Funds, Inc.
Held October 30, 2020 (Related to Proposal adjourned at October 28, 2020 meeting)
1. Approval to change the Fund’s sub-classification under the Investment Company Act of 1940 from ‘diversified’ to ‘non-diversified’ and a change to the related fundamental investment restriction.
For Against Abstain
LargeCap Growth Fund I 325,077,912.366 57,901,700.437 28,469,823.752

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2020 (unaudited)
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Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2020 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2020 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2020 , are as follows:
DRD DRD
California Municipal Fund 0.00% International Fund I 0.00%
Core Fixed Income Fund 0.86 LargeCap Growth Fund I 83.39
Core Plus Bond Fund 0.97 LargeCap S&P 500 Index Fund 94.17
Diversified International Fund 0.00 MidCap Fund 100.00
Equity Income Fund 96.52 MidCap Value Fund I 67.99
Finisterre Unconstrained Emerging Markets Bond
Fund 0.00 Money Market Fund 0.00
Global Diversified Income Fund 9.64 Principal Capital Appreciation Fund 100.00
Global Real Estate Securities Fund 0.52 Real Estate Securities Fund 0.00
Government & High Quality Bond Fund 0.00 Short-Term Income Fund 0.00
High Income Fund 0.06 SmallCap Fund 75.59
High Yield Fund 0.83 SmallCap Value Fund II 100.00
Inflation Protection Fund 0.00 Tax-Exempt Bond Fund 0.00
International Emerging Markets Fund 0.25
QDI QDI
California Municipal Fund 0.00% International Fund I 100.00%
Core Fixed Income Fund 0.86 LargeCap Growth Fund I 83.78
Core Plus Bond Fund 2.01 LargeCap S&P 500 Index Fund 95.37
Diversified International Fund 92.44 MidCap Fund 100.00
Equity Income Fund 100.00 MidCap Value Fund I 69.58
Finisterre Unconstrained Emerging Markets Bond
Fund 1.20 Money Market Fund 0.00
Global Diversified Income Fund 16.30 Principal Capital Appreciation Fund 100.00
Global Real Estate Securities Fund 55.61 Real Estate Securities Fund 0.03
Government & High Quality Bond Fund 0.00 Short-Term Income Fund 0.00
High Income Fund 0.09 SmallCap Fund 96.72
High Yield Fund 1.42 SmallCap Value Fund II 100.00
Inflation Protection Fund 0.00 Tax-Exempt Bond Fund 0.00
International Emerging Markets Fund 100.00
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Diversified International Fund $ 0.0247 International Emerging Markets Fund $ 0.0755
Finisterre Unconstrained Emerging Markets Bond
Fund 0.0114 International Fund I 0.0353

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2020 (unaudited)
345
Section 163(j) Interest Dividends. The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Proposed Treasury Regulation §1.163(j)-1(b). The 163(j) percentage of ordinary income distributions are as follows:
Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the fund as Section 199A dividends.
The Section 199A percentage of ordinary dividends are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
163 (j) Interest
Dividends
163 (j) Interest
Dividends
Core Fixed Income Fund 98.13% High Yield Fund 97.95%
Core Plus Bond Fund 35.37 Money Market Fund 97.24
Government & High Quality Bond Fund 99.12 Short-Term Income Fund 75.80
199A 199A
Global Real Estate Securities Fund 40.14% Real Estate Securities Fund 89.02%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV400-14 | 10/2020 | 978199

Principal Strategic Asset Management Portfolios
and Principal LifeTime Funds
Class A & C Shares
Annual Report for
Asset Allocation Investments
October 31, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your
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Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Principal LifeTime 2010 Fund (unaudited) 3
Principal LifeTime 2020 Fund (unaudited) 4
Principal LifeTime 2030 Fund (unaudited) 5
Principal LifeTime 2040 Fund (unaudited) 6
Principal LifeTime 2050 Fund (unaudited) 7
Principal LifeTime Strategic Income Fund (unaudited) 8
SAM Balanced Portfolio (unaudited) 9
SAM Conservative Balanced Portfolio (unaudited) 10
SAM Conservative Growth Portfolio (unaudited) 11
SAM Flexible Income Fund (unaudited) 12
SAM Strategic Growth Portfolio (unaudited) 13
Financial Statements 14
Notes to Financial Statements 33
Schedules of Investments 40
Financial Highlights (includes performance information) 60
Report of Independent Registered Public Accounting Firm 70
Shareholder Expense Example 71
Supplemental Information 73

1
Economic & Financial Market Review
The mindboggling rebound from the wreckage of the COVID-19 lockdown arrived in the third quarter. In the Eurozone, real gross domestic product (GDP) grew at a skyrocketing 61.1% annualized pace from the second quarter. United States GDP leapt by a nearly as astonishing
33.1% annualized, even with no inventory gain and a three-percentage-point deduct from net exports. The U.S. economic revival continued.
China’s resurgence remained vigorous as the first country to show an annual gain in GDP.
Rising risks induced the European Central Bank to signal more easing action in December to keep financial conditions favorable. In similar action, the United Kingdom support programs have already been extended. Households still had the wherewithal to spend as U.K. and
Eurozone retail sales were already well above pre-pandemic levels. As Asia gets back to normal, Europe could benefit from robust foreign demand.
The outlook may have brightened somewhat for Japan. Most of the remaining restrictions on activity were eased in September. Retail sales recovered almost all the ground lost during April and May. Industrial production jumped 4.0% in September, the fourth consecutive gain, and manufacturers expect a sustained recovery. Exports gained momentum given the strong rebound in China and other parts of Asia. Surveys of purchasing managers improved a bit in October but showed only limited healing.
China’s amazing resurgence continued as the economy returned to normal. Retail sales had been the slowest sector to come back but
September sales were 3.3% above the prior year. Households had restrained their activity for some months over possible new outbreaks, but the strong showing in retail reflects a broader consumer recovery. Exports have been vigorous for months, but solid imports in September pointed to strengthening domestic demand. Credit expansion was sizeable in the latest data with total social financing rising 13.5% over the prior year.
Renewed restrictions on U.S. economic activity from rising daily COVID-19 cases were limited. Absent a stronger second wave of infections, the U.S. economic rebound appeared to have compelling momentum to carry into 2021. Capital spending was brisk; shipments of nondefense capital goods ex aircraft was nicely above year-ago levels. Housing activity was booming, with homebuilder confidence at record levels the last two months.
Surveys of manufacturing businesses by regional Federal Reserve banks were uniformly robust. The national business surveys by MNI
Markit News International were also healthy; the October composite index tied the best level since July 2018. The service sector was hit the hardest by the pandemic, yet even the index level for services companies is the highest since June 2018. The Conference Board’s index of job availability is the same as November 2016 when the jobless rate was less than 5%.
*Commentary taken from November outlook and commentary by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

2
Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at
3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio and 5.50% for
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal Lifetime 2050 Fund, SAM Balanced
Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, and SAM Strategic Growth Portfolio; Class C
shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

3
Principal LifeTime 2010 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.72% 5.30% 5.63% 6/28/05
Including Sales Charge 1.72% 4.49% 5.23%

4
Principal LifeTime 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.58% 6.15% 6.73% 6/28/05
Including Sales Charge -0.23% 4.95% 6.13%

5
Principal LifeTime 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.48% 6.85% 7.49% 6/28/05
Including Sales Charge -0.29% 5.65% 6.88%

6
Principal LifeTime 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.49% 7.35% 8.09% 6/28/05
Including Sales Charge -0.32% 6.14% 7.48%

7
Principal LifeTime 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The fund seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the fund's name. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.06% 7.54% 8.37% 6/28/05
Including Sales Charge -0.69% 6.34% 7.77%

8
Principal LifeTime Strategic Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.
An overweight to growth exposure within the U.S. equity asset class across the series was a contributor as growth was favored relative to value for the year. Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the
Diversified International and Overseas investment option against their respective indices. An underweight to the non-U.S. equity asset class also had a positive impact on performance throughout the series. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip, LargeCap Growth I, and LargeCap Value
III investment options lagged their indices. Within the fixed income asset class, the performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.70% 4.75% 4.54% 6/28/05
Including Sales Charge 1.77% 3.95% 4.14%

9
SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund;
and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strong security selection in International Developed Market equities was the largest positive contributor to performance for the period. Strong security selection in REITs aided performance for the period. The portfolio's tactical underweight to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. The portfolio's strategic underweight to
Large Cap Value equities, which underperformed their growth counterparts, helped results for the period. The portfolio's strategic & tactical allocation to International Emerging Market equities, which posted high single-digit returns, positively impacted performance for the period.
The portfolio's strategic & tactical allocation to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. Security selection in Large Cap Growth equities hindered performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders, negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, detracted from results for the period.
Security selection in Mid Cap Growth equities hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.26% 6.22% 7.03% 7/25/96
Including Sales Charge -2.45% 5.03% 6.43%
Class C Shares Excluding Sales Charge 2.48% 5.42% 6.23% 3/1/02
Including Sales Charge 1.49% 5.42% 6.23%

10
SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs")
of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-
income, equity, or specialty fund based on its investment profile.
Strong security selection in REITs was the largest positive contributor to performance for the period. Strong security selection in International
Developed Market equities aided performance for the period. The portfolio's tactical allocation to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. The portfolio's strategic underweight to
Large Cap Value equities, which underperformed their growth counterparts, helped results for the period. Strong security selection in Mid
Cap Value equities positively impacted results for the period.
The portfolio's strategic & tactical allocation to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders, hindered performance for the period. Security selection in Large Cap Growth equities negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, detracted from results for the period.
Security selection in TIPS hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.28% 5.22% 5.73% 7/25/96
Including Sales Charge -2.42% 4.03% 5.14%
Class C Shares Excluding Sales Charge 2.50% 4.42% 4.94% 3/1/02
Including Sales Charge 1.50% 4.42% 4.94%

11
SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
Strong security selection in International Developed Market equities was the largest positive contributor to performance for the period. Strong security selection in REITs aided performance for the period. The portfolio's tactical underweight to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. The portfolio's strategic underweight to
Large Cap Value equities, which underperformed their growth counterparts, helped results for the period. The portfolio's strategic & tactical allocation to International Emerging Market equities, which posted high single-digit returns, positively impacted performance for the period.
The portfolio's strategic underweight to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. Security selection in Large Cap Growth equities hindered performance for the period. The portfolio's strategic overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders, detracted from results for the period. Security selection in Mid
Cap Growth equities hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.11% 7.20% 8.17% 7/25/96
Including Sales Charge -2.55% 5.99% 7.57%
Class C Shares Excluding Sales Charge 2.28% 6.39% 7.37% 3/1/02
Including Sales Charge 1.29% 6.39% 7.37%

12
SAM Flexible Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The
Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal
Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than
40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than
20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strong security selection in REITs was the largest positive contributor to performance for the period. Strong security selection in International
Developed Market equities aided performance for the period. The portfolio's tactical underweight to International Developed Market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period. Strong security selection in Mortgage
& Asset-Backed securities helped results for the period. Strong security selection in Mid Cap Value equities positively impacted results for the period.
The portfolio's slight tactical underweight to equities in the beginning of the period was the largest detractor to performance for the period.
Security selection in TIPS hindered performance for the period. The portfolio's strategic & tactical allocation to Large Cap Growth equities, which was one of the top performing asset classes, negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders,  detracted from results for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 2.30% 4.54% 4.91% 7/25/96
Including Sales Charge -1.51% 3.74% 4.51%
Class C Shares Excluding Sales Charge 1.54% 3.74% 4.11% 3/1/02
Including Sales Charge 0.54% 3.74% 4.11%

13
SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolios operate as funds of funds. It generally invests: between 75%
and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than
20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The portfolio's strategic underweight to Large Cap Value equities, which underperformed their growth counterparts, was the largest positive contributor to performance for the period. Strong security selection in REITs aided performance for the period. Strong security selection in International Developed Market equities positively contributed to performance for the period. The portfolio's tactical underweight to
International Developed Market equities, which underperformed their U.S. counterparts, helped results for the period. The portfolio's strategic
& tactical allocation to International Emerging Market equities, which posted high single-digit returns, positively impacted performance for the period.
The portfolio's strategic underweight to Large Cap Growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. Security selection in Large Cap Growth equities hindered performance for the period. Security selection in Mid Cap Growth equities negatively contributed to performance for the period. The portfolio's strategic & tactical overweight to
REITs, which posted double-digit negative returns as the pandemic prompted stay-at-home orders,  detracted from results for the period. The portfolio's strategic & tactical overweight to International Real Estate, which underperformed most other asset classes due to the economic challenges related to the pandemic, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2010 - October 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.93% 7.54% 8.86% 7/25/96
Including Sales Charge -1.80% 6.33% 8.25%
Class C Shares Excluding Sales Charge 3.14% 6.73% 8.05% 3/1/02
Including Sales Charge 2.15% 6.73% 8.05%

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
14
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2010 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ...................................................
$ 649,595 $ 3,039,263 $ 4,466,465
Assets
Investment in affiliated Funds--at value .................................................... $ 709,786 $ 3,583,871 $ 5,355,618
Receivables:
Dividends and interest ................................................................. 544 2,135 2,170
Expense reimbursement from Distributor ............................................. 5 22 31
Fund shares sold ....................................................................... 295 181 1,390
Investment securities sold ............................................................. 5,111 25,109 24,331
Total Assets   715,741 3,611,318 5,383,540
Liabilities
Accrued administrative service fees ........................................................ 4 17 22
Accrued distribution fees .................................................................... 41 169 231
Accrued service fees ........................................................................ 14 77 103
Accrued transfer agent fees ................................................................. 2 40 68
Accrued directors' expenses ................................................................. – 1 4
Accrued professional fees ................................................................... 18 19 19
Accrued other expenses ..................................................................... 23 47 71
Payables:
Expense reimbursement to Manager .................................................. 1 – –
Fund shares redeemed ................................................................. 459 6,230 3,931
Investment securities purchased ...................................................... 5,491 21,193 23,957
Total Liabilities
6,053 27,793 28,406
Net Assets Applicable to Outstanding Shares ............................................
$ 709,688 $ 3,583,525 $ 5,355,134
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 610,639 $ 2,881,323 $ 4,204,465
Total distributable earnings (accumulated loss) .............................................
99,049 702,202 1,150,669
Total Net Assets
$ 709,688 $ 3,583,525 $ 5,355,134
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 1,150,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 27,239 $ 100,919 $ 128,178
Shares Issued and Outstanding ........................................................ 2,039 7,171 8,687
Net Asset Value per share ............................................................. $ 13 .36
(a)
$ 14 .07
(a)
$ 14 .76
(a)
Maximum Offering Price .............................................................
$ 13 .88 $ 14 .89 $ 15 .62
Class J : Net Assets .......................................................................... $ 206,711 $ 832,258 $ 1,169,328
Shares Issued and Outstanding ........................................................ 15,650 59,896 79,683
Net Asset Value per share .............................................................
$ 13 .21
(a)
$ 13 .89
(a)
$ 14 .67
(a)
Institutional : Net Assets ..................................................................... $ 409,464 $ 2,298,787 $ 3,592,487
Shares Issued and Outstanding ........................................................ 30,845 164,337 243,807
Net Asset Value per share .............................................................
$ 13 .27 $ 13 .99 $ 14 .73
R-1 : Net Assets .............................................................................. $ 4,183 $ 17,992 $ 21,726
Shares Issued and Outstanding ........................................................ 317 1,298 1,490
Net Asset Value per share .............................................................
$ 13 .21 $ 13 .86 $ 14 .58
R-2 : Net Assets .............................................................................. $ 3,084 $ 16,927 $ 22,870
Shares Issued and Outstanding ........................................................ 233 1,221 1,561
Net Asset Value per share .............................................................
$ 13 .26 $ 13 .87 $ 14 .65
R-3 : Net Assets .............................................................................. $ 25,428 $ 110,479 $ 141,979
Shares Issued and Outstanding ........................................................ 1,934 7,996 9,702
Net Asset Value per share .............................................................
$ 13 .15 $ 13 .82 $ 14 .63
R-4 : Net Assets .............................................................................. $ 9,381 $ 47,227 $ 65,940
Shares Issued and Outstanding ........................................................ 711 3,407 4,330
Net Asset Value per share .............................................................
$ 13 .19 $ 13 .86 $ 15 .23
R-5 : Net Assets .............................................................................. $ 24,198 $ 158,936 $ 212,626
Shares Issued and Outstanding ........................................................ 1,831 11,434 14,462
Net Asset Value per share .............................................................
$ 13 .21 $ 13 .90 $ 14 .70
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
15
See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2040 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ...................................................
$ 3,050,920 $ 1,842,265 $ 395,355
Assets
Investment in affiliated Funds--at value .................................................... $ 3,808,956 $ 2,305,579 $ 434,322
Receivables:
Dividends and interest ................................................................. 1,130 346 365
Expense reimbursement from Manager ............................................... – 3 1
Expense reimbursement from Distributor ............................................. 20 6 2
Fund shares sold ....................................................................... 737 388 1,040
Investment securities sold ............................................................. 815 1,683 3,216
Total Assets   3,811,658 2,308,005 438,946
Liabilities
Accrued administrative service fees ........................................................ 16 12 2
Accrued distribution fees .................................................................... 157 74 17
Accrued service fees ........................................................................ 75 52 8
Accrued transfer agent fees ................................................................. 74 64 7
Accrued directors' expenses ................................................................. 2 2 1
Accrued professional fees ................................................................... 19 18 18
Accrued other expenses ..................................................................... 66 41 19
Payables:
Expense reimbursement to Manager .................................................. 1 – –
Fund shares redeemed ................................................................. 1,550 2,054 15
Investment securities purchased ...................................................... 1,130 345 4,606
Total Liabilities
3,090 2,662 4,693
Net Assets Applicable to Outstanding Shares ............................................
$ 3,808,568 $ 2,305,343 $ 434,253
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,877,832 $ 1,761,246 $ 383,671
Total distributable earnings (accumulated loss) .............................................
930,736 544,097 50,582
Total Net Assets
$ 3,808,568 $ 2,305,343 $ 434,253
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,025,000 800,000 725,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 97,825 $ 77,925 $ 16,214
Shares Issued and Outstanding ........................................................ 6,437 4,987 1,296
Net Asset Value per share ............................................................. $ 15 .20
(a)
$ 15 .63
(a)
$ 12 .51
(a)
Maximum Offering Price .............................................................
$ 16 .08 $ 16 .54 $ 13 .00
Class J : Net Assets .......................................................................... $ 753,868 $ 237,515 $ 65,404
Shares Issued and Outstanding ........................................................ 48,994 15,767 5,305
Net Asset Value per share .............................................................
$ 15 .39
(a)
$ 15 .06
(a)
$ 12 .33
(a)
Institutional : Net Assets ..................................................................... $ 2,615,276 $ 1,754,692 $ 313,363
Shares Issued and Outstanding ........................................................ 168,173 112,675 25,254
Net Asset Value per share .............................................................
$ 15 .55 $ 15 .57 $ 12 .41
R-1 : Net Assets .............................................................................. $ 15,714 $ 10,957 $ 2,298
Shares Issued and Outstanding ........................................................ 1,024 714 185
Net Asset Value per share .............................................................
$ 15 .34 $ 15 .35 $ 12 .40
R-2 : Net Assets .............................................................................. $ 19,481 $ 15,037 $ 4,004
Shares Issued and Outstanding ........................................................ 1,268 980 323
Net Asset Value per share .............................................................
$ 15 .36 $ 15 .35 $ 12 .40
R-3 : Net Assets .............................................................................. $ 97,748 $ 68,182 $ 11,439
Shares Issued and Outstanding ........................................................ 6,392 4,449 932
Net Asset Value per share .............................................................
$ 15 .29 $ 15 .33 $ 12 .27
R-4 : Net Assets .............................................................................. $ 48,722 $ 36,458 $ 5,101
Shares Issued and Outstanding ........................................................ 3,177 2,362 414
Net Asset Value per share .............................................................
$ 15 .34 $ 15 .44 $ 12 .32
R-5 : Net Assets .............................................................................. $ 159,934 $ 104,577 $ 16,430
Shares Issued and Outstanding ........................................................ 10,351 6,751 1,326
Net Asset Value per share .............................................................
$ 15 .45 $ 15 .49 $ 12 .39
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
16
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated Funds--at cost ...................................................
$ 3,446,996 $ 1,445,929 $ 2,234,553
Assets
Investment in affiliated Funds--at value .................................................... $ 4,275,108 $ 1,659,439 $ 2,828,287
Receivables:
Dividends and interest ................................................................. 2,272 1,370 651
Expense reimbursement from Distributor ............................................. 28 18 15
Fund shares sold ....................................................................... 1,019 416 463
Investment securities sold ............................................................. 3,574 1,629 1,550
Total Assets   4,282,001 1,662,872 2,830,966
Liabilities
Accrued management and investment advisory fees ........................................ 1,039 398 692
Accrued administrative service fees ........................................................ 3 2 2
Accrued distribution fees .................................................................... 883 331 608
Accrued service fees ........................................................................ 16 10 10
Accrued transfer agent fees ................................................................. 270 75 200
Accrued directors' expenses ................................................................. 2 – –
Accrued professional fees ................................................................... 19 17 15
Accrued other expenses ..................................................................... 94 53 65
Payables:
Fund shares redeemed ................................................................. 4,800 2,062 2,126
Investment securities purchased ...................................................... 2,272 1,370 651
Total Liabilities
9,398 4,318 4,369
Net Assets Applicable to Outstanding Shares ............................................
$ 4,272,603 $ 1,658,554 $ 2,826,597
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,415,317 $ 1,441,461 $ 2,185,509
Total distributable earnings (accumulated loss) .............................................
857,286 217,093 641,088
Total Net Assets
$ 4,272,603 $ 1,658,554 $ 2,826,597
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,775,000 1,700,000 1,675,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 2,060,672 $ 545,903 $ 1,570,186
Shares Issued and Outstanding ........................................................ 131,718 44,866 90,196
Net Asset Value per share ............................................................. $ 15 .64
(a)
$ 12 .17
(a)
$ 17 .41
(a)
Maximum Offering Price .............................................................
$ 16 .55 $ 12 .88 $ 18 .42
Class C : Net Assets .......................................................................... $ 322,006 $ 137,283 $ 204,754
Shares Issued and Outstanding ........................................................ 20,959 11,415 12,872
Net Asset Value per share .............................................................
$ 15 .36
(a)
$ 12 .03
(a)
$ 15 .91
(a)
Class J : Net Assets .......................................................................... $ 1,071,910 $ 691,410 $ 575,978
Shares Issued and Outstanding ........................................................ 71,239 57,670 34,497
Net Asset Value per share .............................................................
$ 15 .05
(a)
$ 11 .99
(a)
$ 16 .70
(a)
Institutional : Net Assets ..................................................................... $ 747,015 $ 239,975 $ 430,895
Shares Issued and Outstanding ........................................................ 48,635 19,941 25,379
Net Asset Value per share .............................................................
$ 15 .36 $ 12 .03 $ 16 .98
R-1 : Net Assets .............................................................................. $ 2,364 $ 2,577 $ 1,098
Shares Issued and Outstanding ........................................................ 154 215 66
Net Asset Value per share .............................................................
$ 15 .35 $ 11 .98 $ 16 .70
R-2 : Net Assets .............................................................................. $ 2,352 $ 414 $ 1,653
Shares Issued and Outstanding ........................................................ 154 34 99
Net Asset Value per share .............................................................
$ 15 .28 $ 12 .10 $ 16 .78
R-3 : Net Assets .............................................................................. $ 22,790 $ 12,167 $ 13,833
Shares Issued and Outstanding ........................................................ 1,489 1,013 831
Net Asset Value per share .............................................................
$ 15 .31 $ 12 .01 $ 16 .65
R-4 : Net Assets .............................................................................. $ 12,631 $ 11,717 $ 6,076
Shares Issued and Outstanding ........................................................ 823 974 359
Net Asset Value per share .............................................................
$ 15 .34 $ 12 .03 $ 16 .91
R-5 : Net Assets .............................................................................. $ 30,863 $ 17,108 $ 22,124
Shares Issued and Outstanding ........................................................ 2,013 1,423 1,313
Net Asset Value per share .............................................................
$ 15 .33 $ 12 .02 $ 16 .85
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
17
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost .................................................................................
$ 2,507,515 $ 1,485,555
Assets
Investment in affiliated Funds--at value .................................................................................. $ 2,678,414 $ 1,780,193
Receivables:
Dividends and interest ............................................................................................... 2,048 –
Expense reimbursement from Distributor ........................................................................... 29 8
Fund shares sold ..................................................................................................... 5,482 309
Investment securities sold ........................................................................................... 1,215 1,782
Total Assets   2,687,188 1,782,292
Liabilities
Accrued management and investment advisory fees ...................................................................... 640 438
Accrued administrative service fees ...................................................................................... 1 1
Accrued distribution fees .................................................................................................. 588 387
Accrued service fees ...................................................................................................... 4 7
Accrued transfer agent fees ............................................................................................... 80 154
Accrued professional fees ................................................................................................. 18 18
Accrued other expenses ................................................................................................... 63 48
Payables:
Dividends payable ................................................................................................... 3,404 –
Fund shares redeemed ............................................................................................... 3,293 2,263
Investment securities purchased .................................................................................... 2,048 –
Total Liabilities
10,139 3,316
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 2,677,049 $ 1,778,976
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 2,504,003 $ 1,452,185
Total distributable earnings (accumulated loss) ...........................................................................
173,046 326,791
Total Net Assets
$ 2,677,049 $ 1,778,976
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets ........................................................................................................ $ 1,085,818 $ 1,069,149
Shares Issued and Outstanding ...................................................................................... 87,707 57,574
Net Asset Value per share ........................................................................................... $ 12 .38
(a)
$ 18 .57
(a)
Maximum Offering Price ...........................................................................................
$ 12 .86 $ 19 .65
Class C : Net Assets ........................................................................................................ $ 237,410 $ 120,962
Shares Issued and Outstanding ...................................................................................... 19,392 7,364
Net Asset Value per share ...........................................................................................
$ 12 .24
(a)
$ 16 .43
(a)
Class J : Net Assets ........................................................................................................ $ 1,132,937 $ 295,433
Shares Issued and Outstanding ...................................................................................... 92,377 16,598
Net Asset Value per share ...........................................................................................
$ 12 .26
(a)
$ 17 .80
(a)
Institutional : Net Assets ................................................................................................... $ 200,957 $ 260,585
Shares Issued and Outstanding ...................................................................................... 16,289 14,427
Net Asset Value per share ...........................................................................................
$ 12 .34 $ 18 .06
R-1 : Net Assets ............................................................................................................ $ 2,307 $ 344
Shares Issued and Outstanding ...................................................................................... 188 19
Net Asset Value per share ...........................................................................................
$ 12 .27 $ 17 .81
R-2 : Net Assets ............................................................................................................ $ 257 $ 2,656
Shares Issued and Outstanding ...................................................................................... 21 150
Net Asset Value per share ...........................................................................................
$ 12 .32 $ 17 .71
R-3 : Net Assets ............................................................................................................ $ 4,729 $ 6,440
Shares Issued and Outstanding ...................................................................................... 384 363
Net Asset Value per share ...........................................................................................
$ 12 .31 $ 17 .72
R-4 : Net Assets ............................................................................................................ $ 4,664 $ 8,355
Shares Issued and Outstanding ...................................................................................... 378 467
Net Asset Value per share ...........................................................................................
$ 12 .32 $ 17 .91
R-5 : Net Assets ............................................................................................................ $ 7,970 $ 15,052
Shares Issued and Outstanding ...................................................................................... 647 844
Net Asset Value per share ...........................................................................................
$ 12 .31 $ 17 .84
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
18
See accompanying notes.
Amounts in thousands
Principal LifeTime
2010 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 16,760 $ 86,028 $ 117,748
Total Income 16,760 86,028 117,748
Expenses:
Distribution f ees - Class A .................................................................. 67 254 315
Distribution f ees - Class J ................................................................... 312 1,270 1,757
Distribution f ees - R-1 ...................................................................... 14 65 74
Distribution f ees - R-2 ...................................................................... 9 55 71
Distribution f ees - R-3 ...................................................................... 61 290 361
Distribution f ees - R-4 ...................................................................... 10 58 75
Administrative service fees - R-1 ........................................................... 11 52 59
Administrative service fees - R-2 ........................................................... 6 37 47
Administrative service fees - R-3 ........................................................... 17 81 101
Administrative service fees - R-4 ........................................................... 3 18 23
Administrative service fees - R-5 ........................................................... 3 18 24
Registration fees - Class A .................................................................. 15 16 17
Registration fees - Class J ................................................................... 15 25 24
Registration fees - Institutional ............................................................. 25 75 84
Service fees - R-1 ........................................................................... 10 46 53
Service fees - R-2 ........................................................................... 8 47 59
Service fees - R-3 ........................................................................... 61 290 361
Service fees - R-4 ........................................................................... 26 145 188
Service fees - R-5 ........................................................................... 65 451 588
Shareholder reports - Class A ............................................................... 1 6 9
Shareholder reports - Class J ................................................................ 20 60 101
Shareholder reports - Institutional .......................................................... 1 1 2
Transfer agent fees - Class A ................................................................ 26 89 127
Transfer agent fees - Class J ................................................................ 74 212 380
Transfer agent fees - Institutional ........................................................... 15 46 59
Chief compliance officer expenses .......................................................... 1 4 5
Directors' expenses .......................................................................... 17 75 108
Professional fees ............................................................................ 18 21 23
Other expenses .............................................................................. 7 29 39
Total Gross Expenses 918 3,836 5,134
Less: Reimbursement from Manager - Class A ............................................. 11 – –
Less: Reimbursement from Distributor - Class J ........................................... 62 254 351
Total Net Expenses 845 3,582 4,783
Net Investment Income (Loss) 15,915 82,446 112,965
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 28,929 100,504 156,708
Capital gain distributions received from affiliated Funds ................................... 5,634 47,933 98,692
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (9,916) (26,121) (69,221)
Net Realized and Unrealized Gain (Loss) on investments 24,647 122,316 186,179
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,562 $ 204,762 $ 299,144

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
19
See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 76,853 $ 43,690 $ 9,999
Total Income 76,853 43,690 9,999
Expenses:
Distribution f ees - Class A .................................................................. 239 193 40
Distribution f ees - Class J ................................................................... 1,116 352 98
Distribution f ees - R-1 ...................................................................... 54 37 10
Distribution f ees - R-2 ...................................................................... 64 47 12
Distribution f ees - R-3 ...................................................................... 238 166 31
Distribution f ees - R-4 ...................................................................... 56 39 5
Administrative service fees - R-1 ........................................................... 43 30 8
Administrative service fees - R-2 ........................................................... 43 31 8
Administrative service fees - R-3 ........................................................... 66 47 8
Administrative service fees - R-4 ........................................................... 17 12 2
Administrative service fees - R-5 ........................................................... 17 10 2
Registration fees - Class A .................................................................. 17 17 16
Registration fees - Class J ................................................................... 20 18 15
Registration fees - Institutional ............................................................. 82 66 32
Service fees - R-1 ........................................................................... 39 27 7
Service fees - R-2 ........................................................................... 53 39 10
Service fees - R-3 ........................................................................... 238 166 31
Service fees - R-4 ........................................................................... 139 98 13
Service fees - R-5 ........................................................................... 426 262 45
Shareholder reports - Class A ............................................................... 9 11 1
Shareholder reports - Class J ................................................................ 82 43 9
Shareholder reports - Institutional .......................................................... 2 1 1
Transfer agent fees - Class A ................................................................ 112 126 26
Transfer agent fees - Class J ................................................................ 327 166 39
Transfer agent fees - Institutional ........................................................... 49 41 9
Chief compliance officer expenses .......................................................... 4 2 –
Directors' expenses .......................................................................... 75 45 12
Professional fees ............................................................................ 21 20 18
Other expenses .............................................................................. 28 18 5
Total Gross Expenses 3,676 2,130 513
Less: Reimbursement from Manager - Class A ............................................. 17 57 24
Less: Reimbursement from Distributor - Class J ........................................... 223 70 20
Total Net Expenses 3,436 2,003 469
Net Investment Income (Loss) 73,417 41,687 9,530
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 83,147 26,248 5,856
Capital gain distributions received from affiliated Funds ................................... 90,726 59,159 1,981
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (37,115) (3,759) 6,026
Net Realized and Unrealized Gain (Loss) on investments 136,758 81,648 13,863
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 210,175 $ 123,335 $ 23,393

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
20
See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 97,671 $ 41,049 $ 59,946
Total Income 97,671 41,049 59,946
Expenses:
Management and investment advisory fees ................................................. 12,100 4,606 8,045
Distribution f ees - Class A .................................................................. 5,250 1,349 4,007
Distribution f ees - Class C .................................................................. 3,497 1,464 2,202
Distribution f ees - Class J ................................................................... 1,610 1,007 862
Distribution f ees - R-1 ...................................................................... 9 9 4
Distribution f ees - R-2 ...................................................................... 7 1 4
Distribution f ees - R-3 ...................................................................... 57 31 36
Distribution f ees - R-4 ...................................................................... 13 12 6
Administrative service fees - R-1 ........................................................... 7 7 3
Administrative service fees - R-2 ........................................................... 5 1 3
Administrative service fees - R-3 ........................................................... 16 9 10
Administrative service fees - R-4 ........................................................... 4 3 2
Administrative service fees - R-5 ........................................................... 3 2 2
Registration fees - Class A .................................................................. 30 20 24
Registration fees - Class C .................................................................. 19 14 14
Registration fees - Class J ................................................................... 23 26 22
Registration fees - Institutional ............................................................. 27 22 26
Service fees - R-1 ........................................................................... 7 7 3
Service fees - R-2 ........................................................................... 6 1 3
Service fees - R-3 ........................................................................... 57 31 36
Service fees - R-4 ........................................................................... 33 29 16
Service fees - R-5 ........................................................................... 80 42 61
Shareholder reports - Class A ............................................................... 158 34 129
Shareholder reports - Class C ............................................................... 37 10 18
Shareholder reports - Class J ................................................................ 83 53 61
Shareholder reports - Institutional .......................................................... 4 2 3
Transfer agent fees - Class A ................................................................ 1,410 372 1,121
Transfer agent fees - Class C ................................................................ 267 102 164
Transfer agent fees - Class J ................................................................ 275 154 167
Transfer agent fees - Institutional ........................................................... 69 23 39
Chief compliance officer expenses .......................................................... 4 2 3
Directors' expenses .......................................................................... 86 33 57
Professional fees ............................................................................ 22 19 18
Other expenses .............................................................................. 36 14 24
Total Gross Expenses 25,311 9,511 17,195
Less: Reimbursement from Distributor - Class J ........................................... 322 201 172
Total Net Expenses 24,989 9,310 17,023
Net Investment Income (Loss) 72,682 31,739 42,923
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 42,568 9,359 32,399
Capital gain distributions received from affiliated Funds ................................... 41,962 11,160 37,604
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. (25,116) (2,440) (32,711)
Net Realized and Unrealized Gain (Loss) on investments 59,414 18,079 37,292
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 132,096 $ 49,818 $ 80,215

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
21
See accompanying notes.
Amounts in thousands
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ......................................................................................... $ 70,677 $ 31,993
Total Income 70,677 31,993
Expenses:
Management and investment advisory fees .............................................................................. 7,443 5,015
Distribution f ees - Class A ............................................................................................... 2,668 2,681
Distribution f ees - Class C ............................................................................................... 2,490 1,290
Distribution f ees - Class J ................................................................................................ 1,682 448
Distribution f ees - R-1 ................................................................................................... 10 2
Distribution f ees - R-2 ................................................................................................... 1 7
Distribution f ees - R-3 ................................................................................................... 11 17
Distribution f ees - R-4 ................................................................................................... 4 9
Administrative service fees - R-1 ........................................................................................ 8 2
Administrative service fees - R-2 ........................................................................................ 1 5
Administrative service fees - R-3 ........................................................................................ 3 5
Administrative service fees - R-4 ........................................................................................ 1 2
Administrative service fees - R-5 ........................................................................................ 1 2
Registration fees - Class A ............................................................................................... 58 22
Registration fees - Class C ............................................................................................... 21 12
Registration fees - Class J ................................................................................................ 33 14
Registration fees - Institutional .......................................................................................... 20 27
Service fees - R-1 ........................................................................................................ 7 2
Service fees - R-2 ........................................................................................................ 1 6
Service fees - R-3 ........................................................................................................ 11 17
Service fees - R-4 ........................................................................................................ 11 21
Service fees - R-5 ........................................................................................................ 19 41
Shareholder reports - Class A ............................................................................................ 58 83
Shareholder reports - Class C ............................................................................................ 20 11
Shareholder reports - Class J ............................................................................................. 65 38
Shareholder reports - Institutional ....................................................................................... 6 2
Transfer agent fees - Class A ............................................................................................. 657 849
Transfer agent fees - Class C ............................................................................................. 181 121
Transfer agent fees - Class J ............................................................................................. 221 121
Transfer agent fees - Institutional ........................................................................................ 64 26
Chief compliance officer expenses ....................................................................................... 3 2
Directors' expenses ....................................................................................................... 53 37
Professional fees ......................................................................................................... 20 19
Other expenses ........................................................................................................... 21 16
Total Gross Expenses 15,873 10,972
Less: Reimbursement from Distributor - Class J ........................................................................ 336 90
Total Net Expenses 15,537 10,882
Net Investment Income (Loss) 55,140 21,111
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds .............................................................................. 18,660 25,021
Capital gain distributions received from affiliated Funds ................................................................ 11,495 36,394
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ........................................................................................... (30,971) (14,680)
Net Realized and Unrealized Gain (Loss) on investments (816) 46,735
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 54,324 $ 67,846

Statement of Changes in Net Assets
Principal Funds, Inc.
22
See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 15,915 $ 21,351
Net realized gain (loss) on investments ............................................................................................. 34,563 36,184
Net change in unrealized appreciation/depreciation of investments ................................................................
(9,916) 12,294
Net Increase (Decrease) in Net Assets Resulting from Operations 40,562 69,829
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (48,421) (61,532)
Total Dividends and Distributions (48,421) (61,532)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,487) (89,649)
Total Increase (Decrease) in Net Assets (17,346) (81,352)
Net Assets
Beginning of period .................................................................................................................
727,034 808,386
End of period .......................................................................................................................
$ 709,688 $ 727,034
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 2,610 $ 8,508 $ 46,846 $ 993 $ 1,097 $ 4,209 $ 1,412 $ 5,796
Reinvested .................................. 1,738 14,032 28,123 232 196 1,570 743 1,763
Redeemed ...................................
(4,108) (26,143) (75,791) (994) (1,684) (6,103) (4,308) (10,224)
Net Increase (Decrease) .........................
$ 240 $ (3,603) $ (822) $ 231 $ (391) $ (324) $ (2,153) $ (2,665)
Shares:
Sold ....................................... 200 667 3,646 78 85 322 111 450
Reinvested .................................. 133 1,087 2,171 19 15 122 58 136
Redeemed ...................................
(320) (2,045) (5,893) (77) (131) (470) (340) (806)
Net Increase (Decrease) .........................
13 (291) (76) 20 (31) (26) (171) (220)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 1,578 $ 4,069 $ 48,307 $ 405 $ 431 $ 2,006 $ 3,482 $ 2,746
Reinvested .................................. 1,999 16,644 35,501 335 405 2,099 1,249 3,273
Redeemed ...................................
(3,554) (26,799) (138,272) (1,598) (3,059) (8,331) (9,382) (23,183)
Net Increase (Decrease) .........................
$ 23 $ (6,086) $ (54,464) $ (858) $ (2,223) $ (4,226) $ (4,651) $ (17,164)
Shares:
Sold ....................................... 121 319 3,736 30 34 159 268 213
Reinvested .................................. 163 1,371 2,912 28 33 173 103 270
Redeemed ...................................
(274) (2,092) (10,772) (127) (232) (651) (734) (1,792)
Net Increase (Decrease) .........................
10 (402) (4,124) (69) (165) (319) (363) (1,309)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Total Dividends and Distributions
$ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)
Total Dividends and Distributions
$ (2,005) $ (16,665) $ (35,501) $ (335) $ (405) $ (2,099) $ (1,249) $ (3,273)

Statement of Changes in Net Assets
Principal Funds, Inc.
23
See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 82,446 $ 107,773
Net realized gain (loss) on investments ............................................................................................. 148,437 268,109
Net change in unrealized appreciation/depreciation of investments ................................................................
(26,121) 44,808
Net Increase (Decrease) in Net Assets Resulting from Operations 204,762 420,690
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (324,723) (285,179)
Total Dividends and Distributions (324,723) (285,179)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(270,368) (564,400)
Total Increase (Decrease) in Net Assets (390,329) (428,889)
Net Assets
Beginning of period .................................................................................................................
3,973,854 4,402,743
End of period .......................................................................................................................
$ 3,583,525 $ 3,973,854
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 9,586 $ 38,045 $ 95,644 $ 1,515 $ 1,904 $ 9,321 $ 6,489 $ 16,319
Reinvested .................................. 7,817 71,943 210,631 1,430 1,553 9,582 5,590 15,606
Redeemed ...................................
(16,325) (132,173) (483,335) (4,999) (7,620) (31,888) (34,654) (62,349)
Net Increase (Decrease) .........................
$ 1,078 $ (22,185) $ (177,060) $ (2,054) $ (4,163) $ (12,985) $ (22,575) $ (30,424)
Shares:
Sold ....................................... 691 2,802 7,042 111 142 686 475 1,205
Reinvested .................................. 563 5,249 15,279 104 113 703 409 1,138
Redeemed ...................................
(1,204) (9,894) (35,901) (361) (560) (2,366) (2,626) (4,561)
Net Increase (Decrease) .........................
50 (1,843) (13,580) (146) (305) (977) (1,742) (2,218)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,216 $ 37,610 $ 118,879 $ 2,262 $ 3,433 $ 12,046 $ 7,679 $ 28,590
Reinvested .................................. 6,038 57,361 187,516 1,487 1,390 8,900 7,033 15,026
Redeemed ...................................
(16,260) (127,040) (704,055) (10,091) (10,407) (49,545) (56,769) (93,699)
Net Increase (Decrease) .........................
$ (2,006) $ (32,069) $ (397,660) $ (6,342) $ (5,584) $ (28,599) $ (42,057) $ (50,083)
Shares:
Sold ....................................... 595 2,743 8,922 166 254 896 565 2,105
Reinvested .................................. 472 4,544 14,769 118 110 708 559 1,189
Redeemed ...................................
(1,180) (9,330) (52,808) (755) (767) (3,684) (4,231) (6,855)
Net Increase (Decrease) .........................
(113) (2,043) (29,117) (471) (403) (2,080) (3,107) (3,561)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Total Dividends and Distributions
$ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)
Total Dividends and Distributions
$ (6,314) $ (57,416) $ (187,548) $ (1,487) $ (1,449) $ (8,902) $ (7,033) $ (15,030)

Statement of Changes in Net Assets
Principal Funds, Inc.
24
See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 112,965 $ 128,321
Net realized gain (loss) on investments ............................................................................................. 255,400 275,467
Net change in unrealized appreciation/depreciation of investments ................................................................
(69,221) 207,739
Net Increase (Decrease) in Net Assets Resulting from Operations 299,144 611,527
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (346,217) (394,095)
Total Dividends and Distributions (346,217) (394,095)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(76,619) (242,682)
Total Increase (Decrease) in Net Assets (123,692) (25,250)
Net Assets
Beginning of period .................................................................................................................
5,478,826 5,504,076
End of period .......................................................................................................................
$ 5,355,134 $ 5,478,826
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 13,843 $ 40,058 $ 201,928 $ 2,503 $ 3,248 $ 14,728 $ 7,618 $ 33,335
Reinvested .................................. 7,271 74,699 232,523 1,180 1,484 8,548 5,058 15,104
Redeemed ...................................
(17,817) (131,337) (434,529) (4,058) (6,925) (32,700) (33,816) (78,565)
Net Increase (Decrease) .........................
$ 3,297 $ (16,580) $ (78) $ (375) $ (2,193) $ (9,424) $ (21,140) $ (30,126)
Shares:
Sold ....................................... 959 2,809 14,138 177 225 1,035 514 2,306
Reinvested .................................. 495 5,117 15,874 81 101 587 334 1,033
Redeemed ...................................
(1,241) (9,327) (30,414) (287) (482) (2,328) (2,341) (5,441)
Net Increase (Decrease) .........................
213 (1,401) (402) (29) (156) (706) (1,493) (2,102)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 11,039 $ 33,479 $ 216,475 $ 3,637 $ 2,834 $ 17,189 $ 12,415 $ 41,749
Reinvested .................................. 7,687 81,851 262,927 1,508 1,703 10,746 8,491 18,800
Redeemed ...................................
(14,272) (115,661) (623,817) (8,695) (8,570) (44,526) (64,849) (94,822)
Net Increase (Decrease) .........................
$ 4,454 $ (331) $ (144,415) $ (3,550) $ (4,033) $ (16,591) $ (43,943) $ (34,273)
Shares:
Sold ....................................... 789 2,401 15,831 261 204 1,235 856 2,985
Reinvested .................................. 598 6,405 20,511 119 133 843 642 1,468
Redeemed ...................................
(1,021) (8,252) (45,778) (630) (613) (3,197) (4,520) (6,731)
Net Increase (Decrease) .........................
366 554 (9,436) (250) (276) (1,119) (3,022) (2,278)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Total Dividends and Distributions
$ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)
Total Dividends and Distributions
$ (8,041) $ (81,858) $ (262,936) $ (1,509) $ (1,707) $ (10,753) $ (8,491) $ (18,800)

Statement of Changes in Net Assets
Principal Funds, Inc.
25
See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 73,417 $ 80,070
Net realized gain (loss) on investments ............................................................................................. 173,873 222,122
Net change in unrealized appreciation/depreciation of investments ................................................................
(37,115) 130,683
Net Increase (Decrease) in Net Assets Resulting from Operations 210,175 432,875
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (269,913) (300,183)
Total Dividends and Distributions (269,913) (300,183)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
70,055 (75,506)
Total Increase (Decrease) in Net Assets 10,317 57,186
Net Assets
Beginning of period .................................................................................................................
3,798,251 3,741,065
End of period .......................................................................................................................
$ 3,808,568 $ 3,798,251
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 9,465 $ 32,307 $ 146,950 $ 2,155 $ 3,513 $ 12,263 $ 6,669 $ 24,610
Reinvested .................................. 6,524 52,980 184,762 947 1,526 6,393 4,570 12,059
Redeemed ...................................
(11,467) (70,779) (247,596) (4,262) (7,637) (19,012) (28,635) (48,250)
Net Increase (Decrease) .........................
$ 4,522 $ 14,508 $ 84,116 $ (1,160) $ (2,598) $ (356) $ (17,396) $ (11,581)
Shares:
Sold ....................................... 644 2,181 9,797 146 230 817 448 1,644
Reinvested .................................. 428 3,439 11,877 62 99 417 297 779
Redeemed ...................................
(768) (4,795) (16,467) (280) (509) (1,282) (1,981) (3,155)
Net Increase (Decrease) .........................
304 825 5,207 (72) (180) (48) (1,236) (732)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 8,776 $ 24,912 $ 195,965 $ 2,106 $ 2,823 $ 10,500 $ 9,496 $ 30,766
Reinvested .................................. 6,760 56,074 205,005 1,399 1,534 7,931 7,013 14,270
Redeemed ...................................
(11,906) (58,823) (448,111) (6,366) (5,422) (28,895) (39,773) (61,540)
Net Increase (Decrease) .........................
$ 3,630 $ 22,163 $ (47,141) $ (2,861) $ (1,065) $ (10,464) $ (23,264) $ (16,504)
Shares:
Sold ....................................... 601 1,678 13,424 143 193 714 649 2,097
Reinvested .................................. 513 4,207 15,237 105 115 598 528 1,066
Redeemed ...................................
(818) (3,977) (31,109) (433) (366) (1,977) (2,761) (4,138)
Net Increase (Decrease) .........................
296 1,908 (2,448) (185) (58) (665) (1,584) (975)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Total Dividends and Distributions
$ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)
Total Dividends and Distributions
$ (6,926) $ (56,095) $ (205,005) $ (1,399) $ (1,544) $ (7,931) $ (7,013) $ (14,270)

Statement of Changes in Net Assets
Principal Funds, Inc.
26
See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 41,687 $ 44,174
Net realized gain (loss) on investments ............................................................................................. 85,407 135,986
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,759) 80,814
Net Increase (Decrease) in Net Assets Resulting from Operations 123,335 260,974
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (159,390) (162,841)
Total Dividends and Distributions (159,390) (162,841)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
87,984 (23,857)
Total Increase (Decrease) in Net Assets 51,929 74,276
Net Assets
Beginning of period .................................................................................................................
2,253,414 2,179,138
End of period .......................................................................................................................
$ 2,305,343 $ 2,253,414
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 10,138 $ 15,502 $ 145,147 $ 1,904 $ 4,445 $ 11,846 $ 5,748 $ 18,868
Reinvested .................................. 5,095 16,928 120,882 639 1,096 4,392 3,053 7,193
Redeemed ...................................
(12,951) (27,697) (179,474) (4,321) (5,620) (14,787) (15,931) (24,111)
Net Increase (Decrease) .........................
$ 2,282 $ 4,733 $ 86,555 $ (1,778) $ (79) $ 1,451 $ (7,130) $ 1,950
Shares:
Sold ....................................... 672 1,070 9,783 129 292 798 388 1,258
Reinvested .................................. 323 1,113 7,697 41 71 284 196 460
Redeemed ...................................
(840) (1,922) (11,732) (277) (374) (980) (1,095) (1,558)
Net Increase (Decrease) .........................
155 261 5,748 (107) (11) 102 (511) 160
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 10,381 $ 12,641 $ 181,526 $ 2,522 $ 2,733 $ 11,189 $ 7,679 $ 16,072
Reinvested .................................. 5,135 16,590 122,336 898 1,017 4,886 3,535 8,350
Redeemed ...................................
(15,638) (22,133) (307,706) (4,506) (5,171) (20,323) (16,455) (39,415)
Net Increase (Decrease) .........................
$ (122) $ 7,098 $ (3,844) $ (1,086) $ (1,421) $ (4,248) $ (5,241) $ (14,993)
Shares:
Sold ....................................... 692 864 12,457 171 185 758 518 1,088
Reinvested .................................. 383 1,278 9,149 68 77 370 266 627
Redeemed ...................................
(1,053) (1,526) (21,205) (309) (345) (1,386) (1,124) (2,650)
Net Increase (Decrease) .........................
22 616 401 (70) (83) (258) (340) (935)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Total Dividends and Distributions
$ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)
Total Dividends and Distributions
$ (5,214) $ (16,590) $ (122,346) $ (898) $ (1,022) $ (4,886) $ (3,535) $ (8,350)

Statement of Changes in Net Assets
Principal Funds, Inc.
27
See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 9,530 $ 12,116
Net realized gain (loss) on investments ............................................................................................. 7,837 13,519
Net change in unrealized appreciation/depreciation of investments ................................................................
6,026 12,460
Net Increase (Decrease) in Net Assets Resulting from Operations 23,393 38,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,490) (30,084)
Total Dividends and Distributions (21,490) (30,084)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
15,208 (28,361)
Total Increase (Decrease) in Net Assets 17,111 (20,350)
Net Assets
Beginning of period .................................................................................................................
417,142 437,492
End of period .......................................................................................................................
$ 434,253 $ 417,142
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ....................................... $ 2,098 $ 4,153 $ 57,534 $ 512 $ 841 $ 1,852 $ 1,538 $ 4,375
Reinvested .................................. 767 3,380 15,190 131 191 609 273 924
Redeemed ...................................
(3,033) (9,582) (49,083) (1,301) (1,103) (4,679) (2,228) (8,151)
Net Increase (Decrease) .........................
$ (168) $ (2,049) $ 23,641 $ (658) $ (71) $ (2,218) $ (417) $ (2,852)
Shares:
Sold ....................................... 171 353 4,720 43 69 155 128 363
Reinvested .................................. 63 283 1,263 11 16 51 23 77
Redeemed ...................................
(248) (803) (4,115) (107) (92) (390) (188) (671)
Net Increase (Decrease) .........................
(14) (167) 1,868 (53) (7) (184) (37) (231)
Year Ended October 31, 2019
Dollars:
Sold ....................................... $ 940 $ 2,569 $ 40,210 $ 251 $ 373 $ 3,176 $ 4,651 $ 10,920
Reinvested .................................. 1,098 4,607 20,824 191 262 1,197 515 1,351
Redeemed ...................................
(2,696) (8,514) (78,042) (874) (768) (9,736) (7,700) (13,166)
Net Increase (Decrease) .........................
$ (658) $ (1,338) $ (17,008) $ (432) $ (133) $ (5,363) $ (2,534) $ (895)
Shares:
Sold ....................................... 78 217 3,388 21 31 274 396 916
Reinvested .................................. 96 409 1,841 17 23 107 46 119
Redeemed ...................................
(225) (722) (6,636) (73) (63) (839) (645) (1,105)
Net Increase (Decrease) .........................
(51) (96) (1,407) (35) (9) (458) (203) (70)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on
investments .................................. $ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Total Dividends and Distributions
$ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Year Ended October 31, 2019
From net investment income and net realized gain on
investments .................................. $ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)
Total Dividends and Distributions
$ (1,124) $ (4,615) $ (20,829) $ (191) $ (262) $ (1,197) $ (515) $ (1,351)

Statement of Changes in Net Assets
Principal Funds, Inc.
28
See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 72,682 $ 92,219
Net realized gain (loss) on investments ............................................................................................. 84,530 119,377
Net change in unrealized appreciation/depreciation of investments ................................................................
(25,116) 276,965
Net Increase (Decrease) in Net Assets Resulting from Operations 132,096 488,561
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (174,366) (399,497)
Total Dividends and Distributions (174,366) (399,497)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(212,633) (20,321)
Total Increase (Decrease) in Net Assets (254,903) 68,743
Net Assets
Beginning of period .................................................................................................................
4,527,506 4,458,763
End of period .......................................................................................................................
$ 4,272,603 $ 4,527,506
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 122,255 $ 25,679 $ 108,746 $ 99,857 $ 420 $ 779 $ 3,997 $ 1,570 $ 6,437
Reinvested ........................ 81,459 11,814 45,159 32,066 101 80 899 506 1,285
Redeemed .........................
(319,083) (95,062) (163,825) (155,979) (1,043) (694) (6,121) (2,847) (11,088)
Net Increase (Decrease) ...............
$ (115,369) $ (57,569) $ (9,920) $ (24,056) $ (522) $ 165 $ (1,225) $ (771) $ (3,366)
Shares:
Sold ............................. 7,983 1,703 7,378 6,639 28 52 264 102 431
Reinvested ........................ 5,201 760 3,004 2,093 6 5 59 33 84
Redeemed .........................
(21,009) (6,384) (11,237) (10,459) (68) (48) (405) (184) (748)
Net Increase (Decrease) ...............
(7,825) (3,921) (855) (1,727) (34) 9 (82) (49) (233)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 331,455 $ 32,785 $ 85,499 $ 111,057 $ 455 $ 183 $ 4,371 $ 2,897 $ 5,672
Reinvested ........................ 172,513 51,432 97,031 67,794 278 277 2,435 1,958 3,331
Redeemed .........................
(328,722) (337,152) (143,714) (143,219) (1,020) (1,638) (11,151) (14,706) (10,422)
Net Increase (Decrease) ...............
$ 175,246 $ (252,935) $ 38,816 $ 35,632 $ (287) $ (1,178) $ (4,345) $ (9,851) $ (1,419)
Shares:
Sold ............................. 22,818 2,212 5,883 7,521 30 13 294 204 378
Reinvested ........................ 12,289 3,760 7,163 4,905 20 20 178 143 242
Redeemed .........................
(21,899) (23,640) (9,893) (9,661) (68) (109) (764) (997) (701)
Net Increase (Decrease) ...............
13,208 (17,668) 3,153 2,765 (18) (76) (292) (650) (81)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
Total Dividends and Distributions
$ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)
Total Dividends and Distributions
$ (174,483) $ (51,623) $ (97,184) $ (67,928) $ (278) $ (277) $ (2,435) $ (1,958) $ (3,331)

Statement of Changes in Net Assets
Principal Funds, Inc.
29
See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 31,739 $ 40,614
Net realized gain (loss) on investments ............................................................................................. 20,519 26,331
Net change in unrealized appreciation/depreciation of investments ................................................................
(2,440) 96,659
Net Increase (Decrease) in Net Assets Resulting from Operations 49,818 163,604
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (54,075) (117,523)
Total Dividends and Distributions (54,075) (117,523)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(38,562) (18,404)
Total Increase (Decrease) in Net Assets (42,819) 27,677
Net Assets
Beginning of period .................................................................................................................
1,701,373 1,673,696
End of period .......................................................................................................................
$ 1,658,554 $ 1,701,373
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 69,118 $ 11,746 $ 125,044 $ 30,791 $ 514 $ 214 $ 2,862 $ 1,846 $ 3,826
Reinvested ........................ 16,984 3,702 22,659 9,088 68 8 398 374 558
Redeemed .........................
(92,569) (38,231) (126,514) (66,999) (586) (80) (5,361) (2,485) (5,537)
Net Increase (Decrease) ...............
$ (6,467) $ (22,783) $ 21,189 $ (27,120) $ (4) $ 142 $ (2,101) $ (265) $ (1,153)
Shares:
Sold ............................. 5,769 995 10,635 2,615 44 17 242 155 321
Reinvested ........................ 1,410 308 1,912 764 6 1 33 31 47
Redeemed .........................
(7,805) (3,251) (10,919) (5,695) (50) (7) (446) (209) (467)
Net Increase (Decrease) ...............
(626) (1,948) 1,628 (2,316) – 11 (171) (23) (99)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 107,293 $ 19,955 $ 88,060 $ 58,034 $ 541 $ 96 $ 3,134 $ 6,594 $ 3,790
Reinvested ........................ 34,140 13,510 44,867 20,902 157 28 846 1,336 1,205
Redeemed .........................
(91,480) (103,174) (94,138) (110,184) (534) (345) (1,997) (16,658) (4,382)
Net Increase (Decrease) ...............
$ 49,953 $ (69,709) $ 38,789 $ (31,248) $ 164 $ (221) $ 1,983 $ (8,728) $ 613
Shares:
Sold ............................. 9,354 1,735 7,597 4,978 48 8 269 589 325
Reinvested ........................ 3,047 1,231 4,060 1,887 14 3 77 121 109
Redeemed .........................
(7,812) (9,120) (8,136) (9,541) (46) (29) (172) (1,442) (376)
Net Increase (Decrease) ...............
4,589 (6,154) 3,521 (2,676) 16 (18) 174 (732) 58
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
Total Dividends and Distributions
$ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)
Total Dividends and Distributions
$ (34,497) $ (13,600) $ (44,922) $ (20,930) $ (157) $ (30) $ (846) $ (1,336) $ (1,205)

Statement of Changes in Net Assets
Principal Funds, Inc.
30
See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 42,923 $ 47,547
Net realized gain (loss) on investments ............................................................................................. 70,003 86,283
Net change in unrealized appreciation/depreciation of investments ................................................................
(32,711) 221,815
Net Increase (Decrease) in Net Assets Resulting from Operations 80,215 355,645
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (122,305) (356,538)
Total Dividends and Distributions (122,305) (356,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(166,648) 63,187
Total Increase (Decrease) in Net Assets (208,738) 62,294
Net Assets
Beginning of period .................................................................................................................
3,035,335 2,973,041
End of period .......................................................................................................................
$ 2,826,597 $ 3,035,335
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 81,248 $ 16,027 $ 70,981 $ 49,555 $ 120 $ 804 $ 1,575 $ 1,160 $ 4,172
Reinvested ........................ 65,472 8,172 25,286 20,386 42 33 653 261 1,069
Redeemed .........................
(238,081) (57,581) (94,235) (106,241) (180) (167) (5,619) (2,275) (9,285)
Net Increase (Decrease) ...............
$ (91,361) $ (33,382) $ 2,032 $ (36,300) $ (18) $ 670 $ (3,391) $ (854) $ (4,044)
Shares:
Sold ............................. 4,856 1,036 4,387 2,973 7 48 98 71 254
Reinvested ........................ 3,690 503 1,486 1,179 3 2 38 15 62
Redeemed .........................
(14,240) (3,716) (5,887) (6,482) (11) (10) (334) (134) (573)
Net Increase (Decrease) ...............
(5,694) (2,177) (14) (2,330) (1) 40 (198) (48) (257)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 290,454 $ 24,343 $ 41,841 $ 54,476 $ 126 $ 172 $ 2,808 $ 3,955 $ 5,218
Reinvested ........................ 166,193 56,642 67,962 55,742 131 163 2,562 1,315 3,102
Redeemed .........................
(234,889) (289,667) (71,526) (92,127) (257) (760) (8,520) (9,159) (7,113)
Net Increase (Decrease) ...............
$ 221,758 $ (208,682) $ 38,277 $ 18,091 $ – $ (425) $ (3,150) $ (3,889) $ 1,207
Shares:
Sold ............................. 18,363 1,608 2,584 3,367 8 11 174 260 318
Reinvested ........................ 11,044 4,102 4,697 3,791 9 11 177 90 212
Redeemed .........................
(14,142) (19,875) (4,466) (5,676) (17) (46) (548) (565) (438)
Net Increase (Decrease) ...............
15,265 (14,165) 2,815 1,482 – (24) (197) (215) 92
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Total Dividends and Distributions
$ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)
Total Dividends and Distributions
$ (168,251) $ (56,924) $ (68,017) $ (56,072) $ (131) $ (163) $ (2,562) $ (1,315) $ (3,103)

Statement of Changes in Net Assets
Principal Funds, Inc.
31
See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 55,140 $ 74,279
Net realized gain (loss) on investments ............................................................................................. 30,155 11,700
Net change in unrealized appreciation/depreciation of investments ................................................................
(30,971) 160,339
Net Increase (Decrease) in Net Assets Resulting from Operations 54,324 246,318
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (66,442) (173,866)
Total Dividends and Distributions (66,442) (173,866)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(14,130) 63,502
Total Increase (Decrease) in Net Assets (26,248) 135,954
Net Assets
Beginning of period .................................................................................................................
2,703,297 2,567,343
End of period .......................................................................................................................
$ 2,677,049 $ 2,703,297
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 239,617 $ 29,502 $ 175,024 $ 59,969 $ 699 $ 57 $ 1,250 $ 3,713 $ 2,344
Reinvested ........................ 25,727 4,277 29,636 5,790 55 11 102 91 196
Redeemed .........................
(233,175) (60,588) (205,454) (84,029) (1,639) (435) (1,704) (2,283) (2,883)
Net Increase (Decrease) ...............
$ 32,169 $ (26,809) $ (794) $ (18,270) $ (885) $ (367) $ (352) $ 1,521 $ (343)
Shares:
Sold ............................. 19,546 2,444 14,432 4,863 58 5 101 314 192
Reinvested ........................ 2,091 351 2,431 473 5 1 8 8 16
Redeemed .........................
(19,239) (5,028) (17,200) (6,924) (137) (37) (138) (189) (238)
Net Increase (Decrease) ...............
2,398 (2,233) (337) (1,588) (74) (31) (29) 133 (30)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 249,244 $ 31,892 $ 116,273 $ 56,292 $ 1,443 $ 231 $ 1,147 $ 1,996 $ 1,900
Reinvested ........................ 62,283 18,403 75,656 14,712 116 59 334 332 698
Redeemed .........................
(201,511) (115,637) (168,512) (70,714) (156) (493) (1,913) (4,761) (5,812)
Net Increase (Decrease) ...............
$ 110,016 $ (65,342) $ 23,417 $ 290 $ 1,403 $ (203) $ (432) $ (2,433) $ (3,214)
Shares:
Sold ............................. 20,803 2,675 9,730 4,714 119 19 96 169 158
Reinvested ........................ 5,334 1,604 6,537 1,264 10 5 29 29 61
Redeemed .........................
(16,766) (9,866) (14,169) (5,912) (13) (40) (160) (399) (496)
Net Increase (Decrease) ...............
9,371 (5,587) 2,098 66 116 (16) (35) (201) (277)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
Total Dividends and Distributions
$ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)
Total Dividends and Distributions
$ (62,822) $ (18,580) $ (75,859) $ (15,065) $ (116) $ (59) $ (335) $ (332) $ (698)

Statement of Changes in Net Assets
Principal Funds, Inc.
32
See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 21,111 $ 24,518
Net realized gain (loss) on investments ............................................................................................. 61,415 63,615
Net change in unrealized appreciation/depreciation of investments ................................................................
(14,680) 148,864
Net Increase (Decrease) in Net Assets Resulting from Operations 67,846 236,997
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (86,694) (303,856)
Total Dividends and Distributions (86,694) (303,856)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(81,087) 130,889
Total Increase (Decrease) in Net Assets (99,935) 64,030
Net Assets
Beginning of period .................................................................................................................
1,878,911 1,814,881
End of period .......................................................................................................................
$ 1,778,976 $ 1,878,911
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ............................. $ 68,915 $ 12,623 $ 39,201 $ 31,741 $ 1,441 $ 212 $ 1,401 $ 978 $ 2,892
Reinvested ........................ 49,686 5,804 15,072 13,775 18 107 354 406 853
Redeemed .........................
(154,578) (35,045) (63,816) (60,810) (1,688) (94) (3,035) (2,358) (5,142)
Net Increase (Decrease) ...............
$ (35,977) $ (16,618) $ (9,543) $ (15,294) $ (229) $ 225 $ (1,280) $ (974) $ (1,397)
Shares:
Sold ............................. 3,958 798 2,346 1,838 91 13 80 57 166
Reinvested ........................ 2,627 347 831 749 1 6 19 22 47
Redeemed .........................
(8,738) (2,201) (3,775) (3,501) (96) (6) (172) (135) (306)
Net Increase (Decrease) ...............
(2,153) (1,056) (598) (914) (4) 13 (73) (56) (93)
Year Ended October 31, 2019
Dollars:
Sold ............................. $ 178,069 $ 14,052 $ 24,056 $ 37,382 $ 164 $ 152 $ 1,215 $ 1,883 $ 3,943
Reinvested ........................ 153,600 48,567 49,165 43,611 100 375 1,740 2,219 2,556
Redeemed .........................
(146,950) (175,130) (40,953) (51,983) (404) (225) (5,363) (7,151) (3,801)
Net Increase (Decrease) ...............
$ 184,719 $ (112,511) $ 32,268 $ 29,010 $ (140) $ 302 $ (2,408) $ (3,049) $ 2,698
Shares:
Sold ............................. 10,670 889 1,422 2,191 9 9 74 116 226
Reinvested ........................ 9,743 3,458 3,244 2,838 7 25 115 146 168
Redeemed .........................
(8,335) (11,764) (2,406) (3,024) (24) (13) (324) (422) (219)
Net Increase (Decrease) ...............
12,078 (7,417) 2,260 2,005 (8) 21 (135) (160) 175
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized
gain on investments .................. $ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Total Dividends and Distributions
$ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Year Ended October 31, 2019
From net investment income and net realized
gain on investments .................. $ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)
Total Dividends and Distributions
$ (155,225) $ (48,733) $ (49,174) $ (43,734) $ (100) $ (375) $ (1,740) $ (2,219) $ (2,556)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
33
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund,
Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the
“SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds invest in other series of the Fund, which are valued at the closing net asset value per share on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The shares of the other series of the Fund and Principal Exchange-Traded Funds are referred to as the “Underlying Funds”.
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The Funds record dividend income on the ex-dividend date. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (the “Manager”).
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
34
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2020 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2020, the Funds have adopted the ASU.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate
(the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the year ended October 31, 2020 , the Funds did not borrow from or loan to the Facility.
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25% (effective June 19, 2020 and thereafter). From November 1, 2019 through June 18, 2020, interest was at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1%. Additionally, a commitment fee is charged at an annual rate of .20% (effective June
19, 2020 and thereafter) on the amount of the line of credit which is allocated to each participating fund based on average net assets. From
November 1, 2019 through June 18, 2020, the commitment fee was charged at an annual rate of .15%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of October 31, 2020.
During the year ended October 31, 2020 , Funds borrowing against the line of credit were as follows (amounts in thousands):
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended October 31, 2020, none of the Funds had material cross trades.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
SAM Balanced Portfolio $ 162 1.32%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
35
maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, senior floating rate interests, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
For the year ended October 31, 2020 , 100% of the Funds’ investments were valued based on Level 1 inputs.
5. Management Agreement and Transactions with Affiliates
Management Services. Certain of the Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is
.35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds do not pay investment advisory and management fees.
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
36
are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible
Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by the Distributor for the year ended
October 31, 2020, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At October 31, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
Period from November 1, 2019 through October 31, 2020
Class A Expiration
Principal LifeTime 2010 Fund .38% February 28, 2021
Principal LifeTime 2020 Fund .38 February 28, 2021
Principal LifeTime 2030 Fund .38 February 28, 2021
Principal LifeTime 2040 Fund .38 February 28, 2021
Principal LifeTime 2050 Fund .38 February 28, 2021
Principal LifeTime Strategic Income Fund .38 February 28, 2021
Class A Class C Class J
Principal LifeTime 2010 Fund $ 13 N/A $ 2
Principal LifeTime 2020 Fund 70 N/A 29
Principal LifeTime 2030 Fund 232 N/A 21
Principal LifeTime 2040 Fund 210 N/A 30
Principal LifeTime 2050 Fund 253 N/A 18
Principal LifeTime Strategic Income Fund 13 N/A —
SAM Balanced Portfolio 828 $ 19 89
SAM Conservative Balanced Portfolio 343 7 84
SAM Conservative Growth Portfolio 657 18 49
SAM Flexible Income Portfolio 527 18 92
SAM Strategic Growth Portfolio 590 11 59
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
37
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
6. Investment Transactions
For the year ended October 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and return of capital) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2020 and October 31,
2019 were as follows (amounts in thousands):
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Institutional
Principal LifeTime 2010 Fund 27,338
Principal LifeTime 2020 Fund 146,810
Principal LifeTime 2030 Fund 219,727
Principal LifeTime 2040 Fund 149,701
Principal LifeTime 2050 Fund 98,148
Principal LifeTime Strategic Income Fund 23,039
SAM Balanced Portfolio 41,190
SAM Conservative Balanced Portfolio 16,278
SAM Conservative Growth Portfolio 20,687
SAM Flexible Income Portfolio 10,931
SAM Strategic Growth Portfolio 11,883
Purchases Sales
Principal LifeTime 2010 Fund $ 221,966 $ 258,340
Principal LifeTime 2020 Fund 814,247 1,279,085
Principal LifeTime 2030 Fund 1,803,532 2,014,794
Principal LifeTime 2040 Fund 1,233,739 1,269,482
Principal LifeTime 2050 Fund 635,216 605,815
Principal LifeTime Strategic Income Fund 135,238 130,008
SAM Balanced Portfolio 742,680 1,029,305
SAM Conservative Balanced Portfolio 317,861 373,680
SAM Conservative Growth Portfolio 461,408 680,814
SAM Flexible Income Portfolio 947,986 976,560
SAM Strategic Growth Portfolio 354,084 464,010
Ordinary Income
Long-Term Capital
Gain*
2020 2019 2020 2019
Principal LifeTime 2010 Fund $ 18,698 $ 21,707 $ 29,723 $ 39,825
Principal LifeTime 2020 Fund 94,057 111,711 230,666 173,468
Principal LifeTime 2030 Fund 118,277 127,286 227,940 266,809
Principal LifeTime 2040 Fund 87,709 82,304 182,204 217,879
Principal LifeTime 2050 Fund 49,161 44,586 110,229 118,255
Principal LifeTime Strategic Income
Fund 11,025 12,463 10,465 17,621
SAM Balanced Portfolio 79,158 104,554 95,208 294,943
SAM Conservative Balanced Portfolio 32,876 42,916 21,199 74,607
SAM Conservative Growth Portfolio 54,822 51,920 67,483 304,618
SAM Flexible Income Portfolio 55,748 77,350 10,694 96,516
SAM Strategic Growth Portfolio 37,161 39,353 49,533 264,503
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
38
Distributable Earnings. As of October 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2020, the Funds had no net capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2020, the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of October 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime 2010 Fund $ 13,250 $ 28,047 $ 57,752 $ 99,049
Principal LifeTime 2020 Fund 53,369 121,323 527,510 702,202
Principal LifeTime 2030 Fund 83,790 206,598 860,281 1,150,669
Principal LifeTime 2040 Fund 42,090 150,892 737,754 930,736
Principal LifeTime 2050 Fund 21,120 76,223 446,754 544,097
Principal LifeTime Strategic Income Fund 7,683 5,045 37,854 50,582
SAM Balanced Portfolio 4,853 76,681 775,752 857,286
SAM Conservative Balanced Portfolio 2,856 17,674 196,563 217,093
SAM Conservative Growth Portfolio 12,906 65,055 563,127 641,088
SAM Flexible Income Portfolio 76 24,663 148,307 173,046
SAM Strategic Growth Portfolio 503 58,862 267,426 326,791
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal LifeTime 2010 Fund $ (2,427) $ 2,427
Principal LifeTime 2020 Fund (17,066) 17,066
Principal LifeTime 2030 Fund (19,291) 19,291
Principal LifeTime 2040 Fund (12,938) 12,938
Principal LifeTime 2050 Fund (8,112) 8,112
Principal LifeTime Strategic Income Fund (1,151) 1,151
SAM Balanced Portfolio (6,857) 6,857
SAM Conservative Balanced Portfolio (1,933) 1,933
SAM Conservative Growth Portfolio (5,934) 5,934
SAM Flexible Income Portfolio (1,555) 1,555
SAM Strategic Growth Portfolio (4,744) 4,744
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime 2010 Fund $ 72,410 $ (14,658) $ 57,752 $ 652,034
Principal LifeTime 2020 Fund 606,856 (79,346) 527,510 3,056,361
Principal LifeTime 2030 Fund 999,399 (139,118) 860,281 4,495,337
Principal LifeTime 2040 Fund 841,093 (103,340) 737,753 3,071,203
Principal LifeTime 2050 Fund 520,436 (73,682) 446,754 1,858,825
Principal LifeTime Strategic Income Fund 43,198 (5,345) 37,853 396,469
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
39
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of Class
R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class R-2 shares will automatically convert into Class
R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Balanced Portfolio $ 842, 207 $ (66,455) $ 775, 752 $ 3,499,3 56
SAM Conservative Balanced Portfolio 221, 413 (24,850) 196, 563 1,462, 87 6
SAM Conservative Growth Portfolio 608,522 (45,394) 563,128 2,265,159
SAM Flexible Income Portfolio 189, 33 4 (41,027) 148, 307 2, 530,107
SAM Strategic Growth Portfolio 310,259 (42,833) 267,426 1,512,76 7
7. Federal Tax Information (continued)

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2020
See accompanying notes.
40
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.72%
Blue Chip Fund
(a)
1,330,932 $ 42,164
Core Fixed Income Fund
(a)
23,622,688 240,715
Diversified International Fund
(a)
2,716,398 34,471
Diversified Real Asset Fund
(a)
1,053,306 11,439
International Small Company Fund
(a)
898,086 9,179
MidCap Fund
(a)
603,422 18,736
MidCap Value Fund I
(a)
549,455 7,055
SmallCap Growth Fund I
(a),(b)
440,271 6,846
SmallCap Value Fund II
(a)
401,635 3,587
$ 374,192
Principal Funds, Inc. Institutional Class - 47.29%
Bond Market Index Fund
(a)
3,139,942 37,554
Equity Income Fund
(a)
899,143 27,613
High Income Fund
(a)
5,150,516 46,354
Inflation Protection Fund
(a)
3,452,645 32,075
LargeCap S&P 500 Index Fund
(a)
1,783,280 35,951
Overseas Fund
(a)
2,665,153 21,641
Short-Term Income Fund
(a)
10,726,776 134,406
$ 335,594
TOTAL INVESTMENT COMPANIES $ 709,786
Total Investments $ 709,786
Other Assets and Liabilities -  (0.01)% (98)
TOTAL NET ASSETS - 100.00% $ 709,688
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 74.06%
Domestic Equity Funds 20.00%
International Equity Funds 4.34%
Specialty Funds 1.61%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2020
See accompanying notes.
41
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,395 $ 26,303 $ 9,570 $ 42,164
Bond Market Index Fund 112,773 9,654 88,643 37,554
Core Fixed Income Fund 174,104 88,437 27,778 240,715
Diversified International Fund 27,188 12,246 5,560 34,471
Diversified Real Asset Fund 12,123 1,632 1,696 11,439
Equity Income Fund 16,807 14,954 2,854 27,613
High Income Fund 47,714 7,472 7,086 46,354
Inflation Protection Fund 32,844 2,969 6,056 32,075
International Small Company Fund 8,793 2,780 1,662 9,179
LargeCap Growth Fund I 19,700 6,825 32,433 —
LargeCap S&P 500 Index Fund 35,494 10,836 14,513 35,951
LargeCap Value Fund III 17,136 2,241 17,590 —
MidCap Fund 18,122 3,433 3,036 18,736
MidCap Value Fund I 10,933 1,388 4,286 7,055
Overseas Fund 26,704 8,374 9,011 21,641
Short-Term Income Fund 135,541 21,210 24,529 134,406
SmallCap Growth Fund I 5,812 816 831 6,846
SmallCap Value Fund II 4,964 396 1,206 3,587
$ 727,147 $ 221,966 $ 258,340 $ 709,786
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 166 $ 2,483 $ 796 $ 2,553
Bond Market Index Fund 2,578 4,534 — (764)
Core Fixed Income Fund 4,467 (15) — 5,967
Diversified International Fund 623 (1,509) — 2,106
Diversified Real Asset Fund 288 68 — (688)
Equity Income Fund 319 583 459 (1,877)
High Income Fund 2,789 (524) — (1,222)
Inflation Protection Fund 350 264 — 2,054
International Small Company Fund 258 (49) — (683)
LargeCap Growth Fund I 53 17,220 1,513 (11,312)
LargeCap S&P 500 Index Fund 737 3,074 656 1,060
LargeCap Value Fund III 397 2,343 705 (4,130)
MidCap Fund 122 735 750 (518)
MidCap Value Fund I 242 (208) 321 (772)
Overseas Fund 819 (465) — (3,961)
Short-Term Income Fund 2,506 26 — 2,158
SmallCap Growth Fund I — 106 434 943
SmallCap Value Fund II 46 263 — (830)
$ 16,760 $ 28,929 $ 5,634 $ (9,916)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2020
See accompanying notes.
42
Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.33%
Blue Chip Fund
(a)
5,322,608 $ 168,620
Core Fixed Income Fund
(a)
100,065,235 1,019,665
Diversified International Fund
(a)
22,373,863 283,924
Diversified Real Asset Fund
(a)
4,823,142 52,379
International Small Company Fund
(a)
7,324,535 74,857
LargeCap Growth Fund I
(a)
8,524,760 163,675
MidCap Fund
(a)
4,149,806 128,852
MidCap Value Fund I
(a)
5,982,143 76,811
SmallCap Growth Fund I
(a),(b)
3,587,526 55,786
SmallCap Value Fund II
(a)
3,324,376 29,687
$ 2,054,256
Principal Funds, Inc. Institutional Class - 42.68%
Bond Market Index Fund
(a)
12,136,648 145,154
Equity Income Fund
(a)
3,698,106 113,569
High Income Fund
(a)
19,425,959 174,833
Inflation Protection Fund
(a)
15,851,678 147,262
LargeCap S&P 500 Index Fund
(a)
13,957,028 281,374
LargeCap Value Fund III
(a)
7,213,241 107,766
Overseas Fund
(a)
21,825,020 177,219
Short-Term Income Fund
(a)
30,521,782 382,438
$ 1,529,615
TOTAL INVESTMENT COMPANIES $ 3,583,871
Total Investments $ 3,583,871
Other Assets and Liabilities -  (0.01)% (346)
TOTAL NET ASSETS - 100.00% $ 3,583,525
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 60.08%
Domestic Equity Funds 31.44%
International Equity Funds 7.03%
Specialty Funds 1.46%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2020
See accompanying notes.
43
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 166,529 $ 29,912 $ 68,061 $ 168,620
Bond Market Index Fund 477,486 38,510 386,442 145,154
Core Fixed Income Fund 839,402 333,280 180,219 1,019,665
Diversified International Fund 248,544 84,769 52,517 283,924
Diversified Real Asset Fund 65,640 2,411 11,961 52,379
Equity Income Fund 144,998 7,853 29,178 113,569
High Income Fund 194,904 27,636 40,218 174,833
Inflation Protection Fund 162,314 13,730 39,825 147,262
International Small Company Fund 77,513 16,450 12,088 74,857
LargeCap Growth Fund I 167,999 38,187 81,569 163,675
LargeCap S&P 500 Index Fund 307,006 50,759 102,615 281,374
LargeCap Value Fund III 146,160 10,354 29,905 107,766
MidCap Fund 150,763 8,307 31,486 128,852
MidCap Value Fund I 99,079 5,975 18,143 76,811
Overseas Fund 239,219 57,922 79,762 177,219
Short-Term Income Fund 389,904 83,178 96,399 382,438
SmallCap Growth Fund I 50,921 4,194 7,661 55,786
SmallCap Value Fund II 45,945 820 11,036 29,687
$ 3,974,326 $ 814,247 $ 1,279,085 $ 3,583,871
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,353 $ 22,413 $ 6,503 $ 17,827
Bond Market Index Fund 11,193 20,584 — (4,984)
Core Fixed Income Fund 20,646 (338) — 27,540
Diversified International Fund 5,658 (11,720) — 14,848
Diversified Real Asset Fund 1,559 (1,034) — (2,677)
Equity Income Fund 2,686 8,928 3,956 (19,032)
High Income Fund 10,937 (2,951) — (4,538)
Inflation Protection Fund 1,689 (50) — 11,093
International Small Company Fund 2,270 (390) — (6,628)
LargeCap Growth Fund I 459 29,347 13,079 9,711
LargeCap S&P 500 Index Fund 6,351 30,933 5,651 (4,709)
LargeCap Value Fund III 3,294 2,936 5,850 (21,779)
MidCap Fund 1,000 10,381 6,182 (9,113)
MidCap Value Fund I 2,196 (1,628) 2,910 (8,472)
Overseas Fund 7,306 (11,081) — (29,079)
Short-Term Income Fund 7,003 127 — 5,628
SmallCap Growth Fund I — 1,825 3,802 6,507
SmallCap Value Fund II 428 2,222 — (8,264)
$ 86,028 $ 100,504 $ 47,933 $ (26,121)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2020
See accompanying notes.
44
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63.97%
Blue Chip Fund
(a)
6,849,385 $ 216,988
Core Fixed Income Fund
(a)
126,911,294 1,293,226
Diversified International Fund
(a)
47,865,059 607,408
Diversified Real Asset Fund
(a)
7,672,557 83,324
International Small Company Fund
(a)
15,408,567 157,476
LargeCap Growth Fund I
(a)
23,858,452 458,082
MidCap Fund
(a)
8,478,136 263,246
MidCap Value Fund I
(a)
12,829,318 164,728
SmallCap Growth Fund I
(a),(b)
7,395,031 114,993
SmallCap Value Fund II
(a)
7,429,228 66,343
$ 3,425,814
Principal Funds, Inc. Institutional Class - 36.04%
Bond Market Index Fund
(a)
13,993,101 167,358
Equity Income Fund
(a)
4,736,010 145,443
High Income Fund
(a)
24,595,139 221,356
Inflation Protection Fund
(a)
13,818,110 128,370
LargeCap S&P 500 Index Fund
(a)
28,532,042 575,206
LargeCap Value Fund III
(a)
20,983,485 313,493
Overseas Fund
(a)
46,622,832 378,578
$ 1,929,804
TOTAL INVESTMENT COMPANIES $ 5,355,618
Total Investments $ 5,355,618
Other Assets and Liabilities -  (0.01)% (484)
TOTAL NET ASSETS - 100.00% $ 5,355,134
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 45.15%
Domestic Equity Funds 43.29%
International Equity Funds 10.01%
Specialty Funds 1.56%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2020
See accompanying notes.
45
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 163,232 $ 58,842 $ 43,718 $ 216,988
Bond Market Index Fund 506,270 49,488 406,286 167,358
Core Fixed Income Fund 488,684 948,009 178,361 1,293,226
Core Plus Bond Fund 319,186 — 317,689 —
Diversified International Fund 441,157 217,884 55,772 607,408
Diversified Real Asset Fund 94,218 5,349 10,746 83,324
Equity Income Fund 145,341 31,375 20,673 145,443
High Income Fund 232,314 31,709 33,887 221,356
Inflation Protection Fund 128,198 17,557 26,359 128,370
International Small Company Fund 152,605 37,571 18,674 157,476
LargeCap Growth Fund I 509,847 87,649 246,763 458,082
LargeCap S&P 500 Index Fund 626,098 84,831 184,678 575,206
LargeCap Value Fund III 420,861 35,473 87,464 313,493
MidCap Fund 328,343 19,340 87,420 263,246
MidCap Value Fund I 189,596 17,478 21,993 164,728
Origin Emerging Markets Fund 107,313 12,955 130,019 —
Overseas Fund 433,854 135,413 116,107 378,578
SmallCap Growth Fund I 104,443 9,838 16,253 114,993
SmallCap Value Fund II 87,833 2,771 11,932 66,343
$ 5,479,393 $ 1,803,532 $ 2,014,794 $ 5,355,618
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,222 $ 9,441 $ 5,867 $ 29,191
Bond Market Index Fund 12,116 20,461 — (2,575)
Core Fixed Income Fund 24,716 (276) — 35,170
Core Plus Bond Fund 161 9,935 — (11,432)
Diversified International Fund 10,000 (8,805) — 12,944
Diversified Real Asset Fund 2,277 (1,249) — (4,248)
Equity Income Fund 2,721 2,175 3,883 (12,775)
High Income Fund 13,767 (2,773) — (6,007)
Inflation Protection Fund 1,371 108 — 8,866
International Small Company Fund 4,348 (459) — (13,567)
LargeCap Growth Fund I 1,273 80,485 36,280 26,864
LargeCap S&P 500 Index Fund 12,263 42,361 10,906 6,594
LargeCap Value Fund III 9,526 (10,406) 16,910 (44,971)
MidCap Fund 1,921 18,700 11,836 (15,717)
MidCap Value Fund I 4,246 (1,947) 5,624 (18,406)
Origin Emerging Markets Fund 1,855 16,005 — (6,254)
Overseas Fund 13,161 (18,085) — (56,497)
SmallCap Growth Fund I — 2,431 7,386 14,534
SmallCap Value Fund II 804 (1,394) — (10,935)
$ 117,748 $ 156,708 $ 98,692 $ (69,221)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2020
See accompanying notes.
46
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.71%
Blue Chip Fund
(a)
4,509,359 $ 142,857
Core Fixed Income Fund
(a)
60,661,219 618,138
Diversified International Fund
(a)
37,209,382 472,187
International Small Company Fund
(a)
12,430,671 127,041
LargeCap Growth Fund I
(a)
20,926,110 401,781
MidCap Value Fund I
(a)
12,404,855 159,278
Origin Emerging Markets Fund
(a)
9,748,618 118,543
Real Estate Securities Fund
(a)
3,453,156 81,322
SmallCap Growth Fund I
(a),(b)
6,049,313 94,067
SmallCap Value Fund II
(a)
6,592,847 58,874
$ 2,274,088
Principal Funds, Inc. Institutional Class - 40.30%
Equity Income Fund
(a)
3,389,339 104,087
High Income Fund
(a)
12,886,924 115,982
LargeCap S&P 500 Index Fund
(a)
24,322,402 490,340
LargeCap Value Fund III
(a)
19,891,802 297,184
MidCap Growth Fund III
(a),(b)
16,854,177 229,722
Overseas Fund
(a)
36,644,485 297,553
$ 1,534,868
TOTAL INVESTMENT COMPANIES $ 3,808,956
Total Investments $ 3,808,956
Other Assets and Liabilities -  (0.01)% (388)
TOTAL NET ASSETS - 100.00% $ 3,808,568
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54.07%
Fixed Income Funds 31.68%
International Equity Funds 14.26%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2020
See accompanying notes.
47
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 133,767 $ 16,739 $ 38,514 $ 142,857
Bond Market Index Fund 199,242 45,766 252,796 —
Core Fixed Income Fund 68,645 621,300 86,331 618,138
Core Plus Bond Fund 325,975 147 324,147 —
Diversified International Fund 360,388 149,009 41,494 472,187
Equity Income Fund 122,315 8,194 17,897 104,087
High Income Fund 100,865 37,829 18,281 115,982
International Small Company Fund 116,785 32,997 11,487 127,041
LargeCap Growth Fund I 402,150 61,056 145,210 401,781
LargeCap S&P 500 Index Fund 516,283 56,815 119,593 490,340
LargeCap Value Fund III 355,842 30,236 41,156 297,184
MidCap Growth Fund III 211,597 21,108 30,816 229,722
MidCap Value Fund I 176,883 17,148 15,454 159,278
Origin Emerging Markets Fund 104,360 16,769 12,795 118,543
Overseas Fund 354,908 97,706 92,939 297,553
Real Estate Securities Fund 94,338 10,427 5,934 81,322
SmallCap Growth Fund I 81,683 7,757 9,037 94,067
SmallCap Value Fund II 72,641 2,736 5,601 58,874
$ 3,798,667 $ 1,233,739 $ 1,269,482 $ 3,808,956
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,065 $ 11,900 $ 5,110 $ 18,965
Bond Market Index Fund 5,384 15,688 — (7,900)
Core Fixed Income Fund 10,396 (93) — 14,617
Core Plus Bond Fund 492 7,270 — (9,245)
Diversified International Fund 8,304 (7,345) — 11,629
Equity Income Fund 2,290 1,931 3,247 (10,456)
High Income Fund 6,952 (2,163) — (2,268)
International Small Company Fund 3,362 (1,021) — (10,233)
LargeCap Growth Fund I 1,055 52,032 30,075 31,753
LargeCap S&P 500 Index Fund 10,316 23,046 9,174 13,789
LargeCap Value Fund III 8,024 (3,504) 14,242 (44,234)
MidCap Growth Fund III — 2,450 16,768 25,383
MidCap Value Fund I 3,979 (1,887) 5,271 (17,412)
Origin Emerging Markets Fund 1,896 254 — 9,955
Overseas Fund 10,776 (15,262) — (46,860)
Real Estate Securities Fund 1,887 (552) 852 (16,957)
SmallCap Growth Fund I — 1,200 5,987 12,464
SmallCap Value Fund II 675 (797) — (10,105)
$ 76,853 $ 83,147 $ 90,726 $ (37,115)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2020
See accompanying notes.
48
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56.21%
Blue Chip Fund
(a)
3,117,739 $ 98,770
Core Fixed Income Fund
(a)
18,309,643 186,575
Diversified International Fund
(a)
25,185,299 319,601
International Small Company Fund
(a)
8,098,126 82,763
LargeCap Growth Fund I
(a)
13,665,731 262,382
MidCap Value Fund I
(a)
8,570,952 110,051
Origin Emerging Markets Fund
(a)
6,649,170 80,854
Real Estate Securities Fund
(a)
2,089,647 49,211
SmallCap Growth Fund I
(a),(b)
4,203,568 65,366
SmallCap Value Fund II
(a)
4,506,852 40,246
$ 1,295,819
Principal Funds, Inc. Institutional Class - 43.80%
Equity Income Fund
(a)
2,266,672 69,610
High Income Fund
(a)
4,735,478 42,619
LargeCap S&P 500 Index Fund
(a)
16,676,126 336,191
LargeCap Value Fund III
(a)
13,586,438 202,981
MidCap Growth Fund III
(a),(b)
11,550,135 157,428
Overseas Fund
(a)
24,745,126 200,931
$ 1,009,760
TOTAL INVESTMENT COMPANIES $ 2,305,579
Total Investments $ 2,305,579
Other Assets and Liabilities -  (0.01)% (236)
TOTAL NET ASSETS - 100.00% $ 2,305,343
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.39%
Fixed Income Funds 23.80%
International Equity Funds 15.82%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2020
See accompanying notes.
49
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 87,868 $ 11,322 $ 19,605 $ 98,770
Bond Market Index Fund 54,252 18,706 74,955 —
Core Fixed Income Fund 40,379 212,747 71,199 186,575
Core Plus Bond Fund 84,377 360 84,511 —
Diversified International Fund 236,706 105,543 26,274 319,601
Equity Income Fund 79,909 8,285 13,085 69,610
High Income Fund 37,420 17,500 10,667 42,619
International Small Company Fund 75,254 23,821 9,108 82,763
LargeCap Growth Fund I 264,606 39,293 94,859 262,382
LargeCap S&P 500 Index Fund 335,991 37,704 59,298 336,191
LargeCap Value Fund III 234,837 26,907 27,105 202,981
MidCap Growth Fund III 141,280 16,953 19,985 157,428
MidCap Value Fund I 116,498 16,484 10,138 110,051
Origin Emerging Markets Fund 70,257 11,300 7,770 80,854
Overseas Fund 233,080 70,943 62,177 200,931
Real Estate Securities Fund 56,155 7,570 4,083 49,211
SmallCap Growth Fund I 55,186 6,534 5,762 65,366
SmallCap Value Fund II 49,634 3,244 5,234 40,246
$ 2,253,689 $ 635,216 $ 605,815 $ 2,305,579
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 680 $ 4,617 $ 3,262 $ 14,568
Bond Market Index Fund 1,613 3,327 — (1,330)
Core Fixed Income Fund 3,496 70 — 4,578
Core Plus Bond Fund 178 2,139 — (2,365)
Diversified International Fund 5,663 (4,358) — 7,984
Equity Income Fund 1,522 967 2,150 (6,466)
High Income Fund 2,618 (958) — (676)
International Small Company Fund 2,185 (843) — (6,361)
LargeCap Growth Fund I 675 30,744 19,237 22,598
LargeCap S&P 500 Index Fund 6,723 7,733 5,977 14,061
LargeCap Value Fund III 5,373 (2,138) 9,534 (29,520)
MidCap Growth Fund III — 909 10,933 18,271
MidCap Value Fund I 2,677 (1,463) 3,545 (11,330)
Origin Emerging Markets Fund 1,286 135 — 6,932
Overseas Fund 7,395 (13,144) — (27,771)
Real Estate Securities Fund 1,134 (380) 508 (10,051)
SmallCap Growth Fund I — 529 4,013 8,879
SmallCap Value Fund II 472 (1,638) — (5,760)
$ 43,690 $ 26,248 $ 59,159 $ (3,759)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2020
See accompanying notes.
50
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.20%
Blue Chip Fund
(a)
576,578 $ 18,266
Core Fixed Income Fund
(a)
15,599,875 158,963
Diversified International Fund
(a)
1,234,431 15,665
Diversified Real Asset Fund
(a)
698,647 7,587
International Small Company Fund
(a)
420,981 4,302
MidCap Fund
(a)
405,116 12,579
SmallCap Growth Fund I
(a),(b)
207,969 3,234
SmallCap Value Fund II
(a)
194,310 1,735
$ 222,331
Principal Funds, Inc. Institutional Class - 48.82%
Bond Market Index Fund
(a)
2,089,489 24,990
Equity Income Fund
(a)
434,468 13,343
High Income Fund
(a)
3,535,630 31,821
Inflation Protection Fund
(a)
2,237,289 20,784
LargeCap S&P 500 Index Fund
(a)
824,926 16,631
Overseas Fund
(a)
1,212,977 9,849
Short-Term Income Fund
(a)
7,547,751 94,573
$ 211,991
TOTAL INVESTMENT COMPANIES $ 434,322
Total Investments $ 434,322
Other Assets and Liabilities -  (0.02)% (69)
TOTAL NET ASSETS - 100.00% $ 434,253
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.86%
Domestic Equity Funds 15.15%
International Equity Funds 3 .26%
Specialty Funds 1.75%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 16,284 $ 7,738 $ 10,709 $ 18,266
Bond Market Index Fund 70,971 8,683 57,061 24,990
Core Fixed Income Fund 110,221 63,239 18,229 158,963
Diversified International Fund 11,234 6,085 1,851 15,665
Diversified Real Asset Fund 7,095 1,827 959 7,587
Equity Income Fund 13,974 2,743 2,512 13,343
High Income Fund 31,020 6,686 4,714 31,821
Inflation Protection Fund 19,721 3,333 3,687 20,784
International Small Company Fund 3,611 1,604 580 4,302
LargeCap S&P 500 Index Fund 14,765 7,049 7,139 16,631
MidCap Fund 12,324 2,318 2,255 12,579
Overseas Fund 10,881 4,335 3,470 9,849
Short-Term Income Fund 90,468 18,671 16,039 94,573
SmallCap Growth Fund I 2,399 575 192 3,234
SmallCap Value Fund II 2,242 352 611 1,735
$ 417,210 $ 135,238 $ 130,008 $ 434,322
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 132 $ 2,427 $ 637 $ 2,526
Bond Market Index Fund 1,615 2,754 — (357)
Core Fixed Income Fund 2,889 (128) — 3,860
Diversified International Fund 262 (483) — 680
Diversified Real Asset Fund 169 (36) — (340)
Equity Income Fund 272 498 381 (1,360)
High Income Fund 1,865 (322) — (849)
Inflation Protection Fund 218 (90) — 1,507
International Small Company Fund 106 (40) — (293)
LargeCap S&P 500 Index Fund 307 986 273 970
MidCap Fund 82 492 511 (300)
Overseas Fund 339 (273) — (1,624)
Short-Term Income Fund 1,722 (13) — 1,486
SmallCap Growth Fund I — 15 179 437
SmallCap Value Fund II 21 69 — (317)
$ 9,999 $ 5,856 $ 1,981 $ 6,026
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2020
See accompanying notes.
51
INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.52%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
22,375,737 $ 22,376
Principal Exchange-Traded Funds - 16.45%
Principal Active Global Dividend Income ETF
(a)
3,903,500 106,929
Principal U.S. Mega-Cap ETF
(a)
13,397,257 420,004
Principal U.S. Small-Cap Multi-Factor ETF
(a)
6,210,700 175,839
$ 702,772
Principal Funds, Inc. Class R-6 - 54.68%
Blue Chip Fund
(a)
13,083,058 414,471
Core Fixed Income Fund
(a)
54,568,631 556,054
Diversified International Fund
(a)
29,431,997 373,492
Diversified Real Asset Fund
(a)
5,776,147 62,729
Edge MidCap Fund
(a)
13,741,547 201,039
Global Diversified Income Fund
(a)
3,481,181 43,480
Global Real Estate Securities Fund
(a)
17,629,571 152,320
High Yield Fund
(a)
13,457,200 93,662
International Small Company Fund
(a)
5,106,752 52,191
Origin Emerging Markets Fund
(a)
12,252,977 148,996
Spectrum Preferred and Capital Securities Income
Fund
(a)
23,421,982 237,733
$ 2,336,167
Principal Funds, Inc. Institutional Class - 28.41%
Equity Income Fund
(a)
19,987,464 613,815
Government & High Quality Bond Fund
(a)
21,416,826 227,233
Inflation Protection Fund
(a)
7,713,817 71,661
Short-Term Income Fund
(a)
24,029,034 301,084
$ 1,213,793
TOTAL INVESTMENT COMPANIES $ 4,275,108
Total Investments $ 4,275,108
Other Assets and Liabilities -  (0.06)% (2,505)
TOTAL NET ASSETS - 100.00% $ 4,272,603
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 43.55%
Domestic Equity Funds 42.72%
International Equity Funds 10.78%
Specialty Funds 2.49%
Money Market Funds 0.52%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2020
See accompanying notes.
52
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 406,108 $ 30,618 $ 99,033 $ 414,471
Core Fixed Income Fund 565,998 83,661 109,628 556,054
Diversified International Fund 531,670 16,373 181,899 373,492
Diversified Real Asset Fund 145,693 4,741 79,565 62,729
Edge MidCap Fund 190,950 36,934 17,486 201,039
Equity Income Fund 593,088 108,994 43,691 613,815
Global Diversified Income Fund — 43, 696 659 43,480
Global Real Estate Securities Fund 138,105 54,083 9,158 152,320
Government & High Quality Bond Fund 311,045 10,512 96,433 227,233
High Yield Fund 69,618 34,033 8,410 93,662
Inflation Protection Fund 70,713 8,983 12,820 71,661
International Small Company Fund 67,892 2,645 12,902 52,191
Origin Emerging Markets Fund 67,284 88,160 10,992 148,996
Principal Active Global Dividend Income ETF 222,837 — 111,602 106,929
Principal Active Income ETF 62,826 3,576 61,691 —
Principal Government Money Market Fund - Institutional Class 0.00% 7,829 303,390 288,843 22,376
Principal Investment Grade Corporate Active ETF 35,425 — 36,240 —
Principal U.S. Mega-Cap ETF 450,514 — 55,628 420,004
Principal U.S. Small-Cap Multi-Factor ETF 110,709 79,536 — 175,839
Short-Term Income Fund 357,830 9,499 72,013 301,084
Spectrum Preferred and Capital Securities Income Fund 123,636 126,600 9,455 237,733
$ 4,529,770 $ 1,046,0 34 $ 1,318,148 $ 4,275,108
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 3,292 $ 16,345 $ 15,833 $ 60,433
Core Fixed Income Fund 13,846 (153) — 16,176
Diversified International Fund 12,379 14,079 — (6,731)
Diversified Real Asset Fund 3,467 (138) — (8,002)
Edge MidCap Fund 1,988 (682) 5,765 (8,677)
Equity Income Fund 11,962 (342) 16,171 (44,234)
Global Diversified Income Fund 443 6 — 437
Global Real Estate Securities Fund 2,082 (455) 3,901 (30,255)
Government & High Quality Bond Fund 6,846 661 — 1,448
High Yield Fund 4,123 (531) — (1,048)
Inflation Protection Fund 762 187 — 4,598
International Small Company Fund 1,974 (22) — (5,422)
Origin Emerging Markets Fund 1,224 (187) — 4,731
Principal Active Global Dividend Income ETF 5,149 4,679 — (8,985)
Principal Active Income ETF 2,381 (2,949) — (1,762)
Principal Government Money Market Fund - Institutional Class 0.00% 92 — — —
Principal Investment Grade Corporate Active ETF 1,664 3,733 292 (2,918)
Principal U.S. Mega-Cap ETF 8,607 8,072 — 17,046
Principal U.S. Small-Cap Multi-Factor ETF 1,911 — — (14,406)
Short-Term Income Fund 6,384 868 — 4,900
Spectrum Preferred and Capital Securities Income Fund 7,095 (603) — (2,445)
$ 97, 6 7 1 $ 42,568 $ 41,962 $ (25,1 16 )
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2020
See accompanying notes.
53
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.63%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
10,473,585 $ 10,474
Principal Exchange-Traded Funds - 10.72%
Principal Active Global Dividend Income ETF
(a)
1,037,000 28,407
Principal U.S. Mega-Cap ETF
(a)
3,388,648 106,234
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,526,700 43,224
$ 177,865
Principal Funds, Inc. Class R-6 - 57.30%
Blue Chip Fund
(a)
3,308,580 104,817
Core Fixed Income Fund
(a)
32,293,803 329,074
Diversified International Fund
(a)
7,517,568 95,398
Diversified Real Asset Fund
(a)
2,304,291 25,024
Edge MidCap Fund
(a)
3,397,592 49,707
Global Diversified Income Fund
(a)
2,363,118 29,515
Global Real Estate Securities Fund
(a)
8,298,479 71,699
High Yield Fund
(a)
8,416,737 58,580
International Small Company Fund
(a)
1,223,643 12,506
Origin Emerging Markets Fund
(a)
2,921,474 35,525
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,641,546 138,462
$ 950,307
Principal Funds, Inc. Institutional Class - 31.40%
Equity Income Fund
(a)
5,445,192 167,222
Government & High Quality Bond Fund
(a)
13,120,862 139,212
Inflation Protection Fund
(a)
3,261,001 30,295
Short-Term Income Fund
(a)
14,689,916 184,064
$ 520,793
TOTAL INVESTMENT COMPANIES $ 1,659,439
Total Investments $ 1,659,439
Other Assets and Liabilities -  (0.05)% (885)
TOTAL NET ASSETS - 100.00% $ 1,658,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.79%
Domestic Equity Funds 28.41%
International Equity Funds 8.93%
Specialty Funds 3.29%
Money Market Funds 0.63%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2020
See accompanying notes.
54
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 108,151 $ 7,515 $ 32,312 $ 104,817
Core Fixed Income Fund 315,737 51,535 47,994 329,074
Diversified International Fund 140,205 7,009 54,136 95,398
Diversified Real Asset Fund 49,575 2,153 23,923 25,024
Edge MidCap Fund 49,778 5,290 3,299 49,707
Equity Income Fund 151,370 37,606 10,613 167,222
Global Diversified Income Fund 46,347 3,5 17 16,4 25 29,515
Global Real Estate Securities Fund 40,405 44,266 2,762 71,699
Government & High Quality Bond Fund 179,835 8,566 50,423 139,212
High Yield Fund 39,478 23,890 3,924 58,580
Inflation Protection Fund 44,080 1,088 18,052 30,295
International Small Company Fund 17,731 811 4,584 12,506
Origin Emerging Markets Fund 17,660 19,027 2,479 35,525
Principal Active Global Dividend Income ETF 34,202 — 4,804 28,407
Principal Active Income ETF 46,182 2,376 45,115 —
Principal Government Money Market Fund - Institutional Class 0.00% 4,221 127,545 121,292 10,474
Principal Investment Grade Corporate Active ETF 17,606 — 18,075 —
Principal U.S. Mega-Cap ETF 106,540 — 6,231 106,234
Principal U.S. Small-Cap Multi-Factor ETF 25,866 20,838 2 43,224
Short-Term Income Fund 196,132 8,417 23,736 184,064
Spectrum Preferred and Capital Securities Income Fund 71,103 73,894 4,846 138,462
$ 1,702,204 $ 445,3 43 $ 495,0 27 $ 1,659,439
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 881 $ 5,517 $ 4,231 $ 15,946
Core Fixed Income Fund 8,011 (398) — 10,194
Diversified International Fund 3,282 4,435 — (2,115)
Diversified Real Asset Fund 1,181 (122) — (2,659)
Edge MidCap Fund 521 (30) 1,508 (2,032)
Equity Income Fund 3,104 (70) 4,133 (11,071)
Global Diversified Income Fund 1,923 (1,453) — (2,471)
Global Real Estate Securities Fund 672 (288) 1,143 (9,922)
Government & High Quality Bond Fund 4,030 (331) — 1,565
High Yield Fund 2,409 (240) — (624)
Inflation Protection Fund 410 1,060 — 2,119
International Small Company Fund 518 2 — (1,454)
Origin Emerging Markets Fund 322 (42) — 1,359
Principal Active Global Dividend Income ETF 920 496 — (1,487)
Principal Active Income ETF 1,746 (1,773) — (1,670)
Principal Government Money Market Fund - Institutional Class 0.00% 40 — — —
Principal Investment Grade Corporate Active ETF 846 1,919 145 (1,450)
Principal U.S. Mega-Cap ETF 2,066 865 — 5,060
Principal U.S. Small-Cap Multi-Factor ETF 455 — — (3,478)
Short-Term Income Fund 3,596 119 — 3,132
Spectrum Preferred and Capital Securities Income Fund 4,116 (307) — (1,382)
$ 41,049 $ 9,359 $ 11,160 $ (2,440)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2020
See accompanying notes.
55
INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
18,862,246 $ 18,862
Principal Exchange-Traded Funds - 22 .12%
Principal Active Global Dividend Income ETF
(a)
3,510,000 96,150
Principal U.S. Mega-Cap ETF
(a)
11,814,445 370,383
Principal U.S. Small-Cap Multi-Factor ETF
(a)
5,603,800 158,656
$ 625,189
Principal Funds, Inc. Class R-6 - 51 .78%
Blue Chip Fund
(a)
11,451,151 362,772
Core Fixed Income Fund
(a)
15,293,070 155,836
Diversified International Fund
(a)
27,819,419 353,028
Diversified Real Asset Fund
(a)
4,381,922 47,588
Edge MidCap Fund
(a)
12,991,788 190,070
Global Real Estate Securities Fund
(a)
9,561,235 82,609
High Yield Fund
(a)
4,053,964 28,216
International Small Company Fund
(a)
4,629,610 47,315
Origin Emerging Markets Fund
(a)
10,362,785 126,012
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,905,145 70,087
$ 1,463,533
Principal Funds, Inc. Institutional Class - 25 .49%
Equity Income Fund
(a)
16,980,268 521,464
Government & High Quality Bond Fund
(a)
6,067,984 64,382
Inflation Protection Fund
(a)
5,202,593 48,332
Short-Term Income Fund
(a)
6,905,445 86,525
$ 720,703
TOTAL INVESTMENT COMPANIES $ 2,828,287
Total Investments $ 2,828,287
Other Assets and Liabilities -  (0.06)% (1,690)
TOTAL NET ASSETS - 100.00% $ 2,826,597
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56 .74%
Fixed Income Funds 28 .52%
International Equity Funds 12 .45%
Specialty Funds 1 .68%
Money Market Funds 0 .67%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2020
See accompanying notes.
56
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 375,472 $ 21,126 $ 103,276 $ 362,772
Core Fixed Income Fund 150,120 37,320 35,155 155,836
Diversified International Fund 522,917 13,665 190,313 353,028
Diversified Real Asset Fund 108,274 2,874 57,361 47,588
Edge MidCap Fund 183,785 32,595 17,263 190,070
Equity Income Fund 525,258 79,924 43,665 521,464
Global Real Estate Securities Fund 106,781 6,375 8,045 82,609
Government & High Quality Bond Fund 94,691 2,983 33,950 64,382
High Yield Fund — 28,404 — 28,216
Inflation Protection Fund — 48,616 — 48,332
International Small Company Fund 58,855 1,952 8,773 47,315
Origin Emerging Markets Fund 61,517 76,144 15,299 126,012
Principal Active Global Dividend Income ETF 101,443 — 1,945 96,150
Principal Active Income ETF 40,782 3,809 41,411 —
Principal Government Money Market Fund - Institutional Class 0.00% 7,808 227,881 216,827 18,862
Principal Investment Grade Corporate Active ETF 15,564 — 15,888 —
Principal U.S. Mega-Cap ETF 395,274 — 41,749 370,383
Principal U.S. Small-Cap Multi-Factor ETF 102,963 68,825 — 158,656
Short-Term Income Fund 137,658 3,136 56,581 86,525
Spectrum Preferred and Capital Securities Income Fund 47,789 33,660 10,140 70,087
$ 3,036,951 $ 689,289 $ 897,641 $ 2,828,287
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 3,041 $ 20,455 $ 14,633 $ 48,995
Core Fixed Income Fund 3,695 (93) — 3,644
Diversified International Fund 12,172 10,832 — (4,073)
Diversified Real Asset Fund 2,586 (866) — (5,333)
Edge MidCap Fund 1,913 (411) 5,549 (8,636)
Equity Income Fund 10,433 (1,086) 14,272 (38,967)
Global Real Estate Securities Fund 1,528 (800) 3,022 (21,702)
Government & High Quality Bond Fund 2,080 328 — 330
High Yield Fund 334 — — (188)
Inflation Protection Fund 237 — — (284)
International Small Company Fund 1,715 (7) — (4,712)
Origin Emerging Markets Fund 1,115 1,432 — 2,218
Principal Active Global Dividend Income ETF 2,856 171 — (3,519)
Principal Active Income ETF 1,576 (2,382) — (798)
Principal Government Money Market Fund - Institutional Class 0.00% 73 — — —
Principal Investment Grade Corporate Active ETF 721 1,608 128 (1,284)
Principal U.S. Mega-Cap ETF 7,388 2,121 — 14,737
Principal U.S. Small-Cap Multi-Factor ETF 1,758 — — (13,132)
Short-Term Income Fund 2,369 1,362 — 950
Spectrum Preferred and Capital Securities Income Fund 2,356 (265) — (957)
$ 59,946 $ 32,399 $ 37,604 $ (32,711)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2020
See accompanying notes.
57
INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.75%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,067,462 $ 20,067
Principal Exchange-Traded Funds - 22.67%
Principal Active Income ETF
(a)
4,689,042 175,316
Principal Investment Grade Corporate Active
ETF
(a)
10,991,702 295,315
Principal U.S. Mega-Cap ETF
(a)
2,967,095 93,019
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,531,000 43,346
$ 606,996
Principal Funds, Inc. Class R-6 - 35.07%
Blue Chip Fund
(a)
3,186,813 100,959
Core Fixed Income Fund
(a)
28,974,900 295,254
Diversified International Fund
(a)
9,797,263 124,327
Edge MidCap Fund
(a)
2,372,669 34,712
Global Real Estate Securities Fund
(a)
9,616,228 83,084
High Yield Fund
(a)
11,790,132 82,060
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,507,789 218,304
$ 938,700
Principal Funds, Inc. Institutional Class - 41.56%
Equity Income Fund
(a)
6,521,439 200,273
Government & High Quality Bond Fund
(a)
36,893,202 391,437
Inflation Protection Fund
(a)
18,469,046 171,578
Short-Term Income Fund
(a)
27,882,114 349,363
$ 1,112,651
TOTAL INVESTMENT COMPANIES $ 2,678,414
Total Investments $ 2,678,414
Other Assets and Liabilities -  (0.05)% (1,365)
TOTAL NET ASSETS - 100.00% $ 2,677,049
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 78.56%
Domestic Equity Funds 17.64%
International Equity Funds 3.10%
Money Market Funds 0.75%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2020
See accompanying notes.
58
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 46,364 $ 57,368 $ 10,953 $ 100,959
Core Fixed Income Fund 662,002 46,242 440,142 295,254
Diversified International Fund — 125,444 992 124,327
Edge MidCap Fund 41,613 5,166 10,475 34,712
Equity Income Fund 187,990 37,906 11,377 200,273
Global Diversified Income Fund 133,754 11,387 132,973 —
Global Real Estate Securities Fund 103,279 16,830 15,290 83,084
Government & High Quality Bond Fund 338,748 80,517 29,964 391,437
High Yield Fund 118,071 11,461 45,339 82,060
Inflation Protection Fund 171,714 20,046 31,643 171,578
Principal Active Global Dividend Income ETF 206,205 — 202,805 —
Principal Active Income ETF 71,724 109,030 — 175,316
Principal Government Money Market Fund - Institutional Class 0.00% 4,990 430,753 41 5,676 20,067
Principal Investment Grade Corporate Active ETF 41,326 261,884 1,598 295,315
Principal U.S. Mega-Cap ETF 92,879 — 5,005 93,019
Principal U.S. Small-Cap Multi-Factor ETF — 45,430 — 43,346
Short-Term Income Fund 341,851 33,507 31,663 349,363
Spectrum Preferred and Capital Securities Income Fund 141,989 85,989 6,839 218,304
$ 2,704,499 $ 1,378,960 $ 1,392,734 $ 2,678,414
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 379 $ 455 $ 1,814 $ 7,725
Core Fixed Income Fund 14,835 25,171 — 1,981
Diversified International Fund — (12) — (113)
Edge MidCap Fund 438 347 1,270 (1,939)
Equity Income Fund 3,913 (690) 5,170 (13,556)
Global Diversified Income Fund 4,791 (9,596) — (2,572)
Global Real Estate Securities Fund 1,466 (563) 2,901 (21,172)
Government & High Quality Bond Fund 8,408 (890) — 3,026
High Yield Fund 6,231 (1,900) — (233)
Inflation Protection Fund 1,848 324 — 11,137
Principal Active Global Dividend Income ETF 3,697 5,447 — (8,847)
Principal Active Income ETF 4,746 — — (5,438)
Principal Government Money Market Fund - Institutional Class 0.00% 60 — — —
Principal Investment Grade Corporate Active ETF 3,734 120 340 (6,417)
Principal U.S. Mega-Cap ETF 1,803 840 — 4,305
Principal U.S. Small-Cap Multi-Factor ETF 173 — — (2,084)
Short-Term Income Fund 6,451 (200) — 5,868
Spectrum Preferred and Capital Securities Income Fund 7,704 (193) — (2,642)
$ 70,677 $ 18,660 $ 11,495 $ (30,971)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2020
See accompanying notes.
59
INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Money Market Funds - 0 .35%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
6,165,335 $ 6,165
Principal Exchange-Traded Funds - 18 .83%
Principal U.S. Mega-Cap ETF
(a)
6,647,800 208,409
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,469,500 126,541
$ 334,950
Principal Funds, Inc. Class R-6 - 57 .88%
Blue Chip Fund
(a)
7,990,541 253,140
Diversified International Fund
(a)
26,443,432 335,567
Edge MidCap Fund
(a)
9,705,710 141,995
Global Real Estate Securities Fund
(a)
1,936,830 16,734
International Small Company Fund
(a)
3,363,386 34,374
LargeCap Growth Fund I
(a)
8,018,633 153,958
Origin Emerging Markets Fund
(a)
7,721,260 93,890
$ 1,029,658
Principal Funds, Inc. Institutional Class - 23 .01%
Equity Income Fund
(a)
10,595,906 325,401
LargeCap Value Fund III
(a)
5,623,779 84,019
$ 409,420
TOTAL INVESTMENT COMPANIES $ 1,780,193
Total Investments $ 1,780,193
Other Assets and Liabilities -  (0.07)% (1,217)
TOTAL NET ASSETS - 100.00% $ 1,778,976
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .71%
Fixed Income Funds 18 .86%
International Equity Funds 8 .15%
Money Market Funds 0 .35%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales October 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 285,159 $ 14,235 $ 97,850 $ 253,140
Diversified International Fund 403,207 12,867 85,822 335,567
Edge MidCap Fund 124,535 34,278 10,680 141,995
Equity Income Fund 352,436 27,142 26,766 325,401
Global Real Estate Securities Fund 99,188 6,045 70,496 16,734
International Small Company Fund 47,362 2,229 11,468 34,374
LargeCap Growth Fund I 92,613 68,560 22,585 153,958
LargeCap Value Fund III 45,138 51,152 5,065 84,019
Origin Emerging Markets Fund 100,810 2,465 17,814 93,890
Principal Active Global Dividend Income ETF 109,292 — 107,494 —
Principal Government Money Market Fund - Institutional Class 0.00% 6,346 134,533 134,714 6,165
Principal U.S. Mega-Cap ETF 134,670 77,376 7,970 208,409
Principal U.S. Small-Cap Multi-Factor ETF 79,203 57,735 — 126,541
$ 1,879,959 $ 488,617 $ 598,724 $ 1,780,193
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,321 $ 16,051 $ 11,164 $ 35,545
Diversified International Fund 9,429 1,185 — 4,130
Edge MidCap Fund 1,304 (467) 3,777 (5,671)
Equity Income Fund 6,957 (2,067) 9,664 (25,344)
Global Real Estate Securities Fund 1,291 1,843 2,814 (19,846)
International Small Company Fund 1,345 (281) — (3,468)
LargeCap Growth Fund I 250 187 7,119 15,183
LargeCap Value Fund III 1,045 (569) 1,856 (6,637)
Origin Emerging Markets Fund 1,828 895 — 7,534
Principal Active Global Dividend Income ETF 1,960 9,297 — (11,095)
Principal Government Money Market Fund - Institutional Class 0.00% 52 — — —
Principal U.S. Mega-Cap ETF 2,841 (1,053) — 5,386
Principal U.S. Small-Cap Multi-Factor ETF 1,370 — — (10,397)
$ 31,993 $ 25,021 $ 36,394 $ (14,680)
Amounts in thousands.

See accompanying notes.
60
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2020 $ 13 .48 $ 0 .26 $ 0 .48 $ 0 .74 ( $ 0 .29 ) ( $ 0 .57 ) ( $ 0 .86 ) $ 13 .36
2019 13 .33 0 .33 0 .81 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .48
2018 14 .07 0 .33 ( 0 .45 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .33
2017 13 .31 0 .23 1 .03 1 .26 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 14 .07
2016 13 .55 0 .22 0 .14 0 .36 ( 0 .20 ) ( 0 .40 ) ( 0 .60 ) 13 .31
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2020 14 .43 0 .26 0 .52 0 .78 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 14 .07
2019 13 .92 0 .31 1 .07 1 .38 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 14 .43
2018 14 .81 0 .35 ( 0 .48 ) ( 0 .13 ) ( 0 .34 ) ( 0 .42 ) ( 0 .76 ) 13 .92
2017 13 .45 0 .22 1 .58 1 .80 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .81
2016 14 .24 0 .20 0 .09 0 .29 ( 0 .18 ) ( 0 .90 ) ( 1 .08 ) 13 .45
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2020 14 .85 0 .26 0 .54 0 .80 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 14 .76
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
2018 15 .24 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 14 .31
2017 13 .44 0 .18 2 .10 2 .28 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .24
2016 14 .44 0 .18 ( 0 .01 ) 0 .17 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .44

See accompanying notes.
61
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .72% $ 27,239 0 .38% (c) ,(d) 1 .98% 31 .1%
9 .43 27,312 0 .38 (c) ,(d) 2 .52 37 .4
( 0 .89 ) 26,867 0 .38 (c) ,(d) 2 .40 21 .7
9 .78 33,206 0 .38 (c) ,(d) 1 .69 13 .0
2 .83 33,881 0 .39 (c) ,(d) 1 .68 15 .1
5 .58 100,919 0 .36 (c) ,(d) 1 .89 21 .7
10 .78 102,763 0 .38 (c) ,(d) 2 .27 34 .2
( 1 .00 ) 100,709 0 .38 (c) ,(d) 2 .42 20 .4
13 .78 123,884 0 .37 (c) ,(d) 1 .55 14 .2
2 .31 118,522 0 .39 (c) ,(d) 1 .54 12 .0
5 .48 128,178 0 .38 (c) ,(d) 1 .78 33 .4
11 .81 125,814 0 .38 (c) ,(d) 2 .04 23 .0
( 0 .94 ) 115,998 0 .38 (c) ,(d) 2 .35 23 .8
17 .45 139,849 0 .38 (c) ,(d) 1 .31 20 .9
1 .49 117,542 0 .39 (c) ,(d) 1 .36 15 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the fund invests.

See accompanying notes.
62
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2020 $ 15 .43 $ 0 .24 $ 0 .60 $ 0 .84 ( $ 0 .26 ) ( $ 0 .81 ) ( $ 1 .07 ) $ 15 .20
2019 14 .99 0 .27 1 .34 1 .61 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .43
2018 15 .89 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .30 ) ( 0 .59 ) ( 0 .89 ) 14 .99
2017 13 .86 0 .18 2 .48 2 .66 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 15 .89
2016 14 .67 0 .17 ( 0 .11 ) 0 .06 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .86
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2020 15 .89 0 .24 0 .56 0 .80 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .63
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
2018 16 .03 0 .31 ( 0 .31 ) – ( 0 .29 ) ( 0 .46 ) ( 0 .75 ) 15 .28
2017 13 .78 0 .15 2 .70 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 16 .03
2016 14 .51 0 .16 ( 0 .13 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .78
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2020 12 .43 0 .25 0 .43 0 .68 ( 0 .27 ) ( 0 .33 ) ( 0 .60 ) 12 .51
2019 12 .19 0 .32 0 .72 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .43
2018 12 .87 0 .30 ( 0 .45 ) ( 0 .15 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .19
2017 12 .29 0 .22 0 .61 0 .83 ( 0 .20 ) ( 0 .05 ) ( 0 .25 ) 12 .87
2016 12 .09 0 .21 0 .19 0 .40 ( 0 .20 ) – ( 0 .20 ) 12 .29

See accompanying notes.
63
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .49% $ 97,825 0 .38% (c) ,(d) 1 .65% 32 .8%
12 .24 94,659 0 .38 (c) ,(d) 1 .84 14 .6
( 0 .16 ) 87,497 0 .38 (c) ,(d) 1 .96 16 .0
19 .88 99,913 0 .38 (c) ,(d) 1 .20 26 .6
0 .58 84,378 0 .39 (c) ,(d) 1 .24 17 .9
5 .06 77,925 0 .38 (c) ,(d) 1 .56 26 .9
12 .47 76,784 0 .38 (c) ,(d) 1 .77 17 .3
( 0 .15 ) 73,509 0 .38 (c) ,(d) 1 .91 16 .9
21 .47 82,816 0 .38 (c) ,(d) 1 .04 29 .6
0 .36 64,995 0 .39 (c) ,(d) 1 .19 17 .0
5 .70 16,214 0 .38 (c) ,(d) 2 .01 31 .0
9 .31 16,283 0 .38 (c) ,(d) 2 .63 44 .8
( 1 .23 ) 16,585 0 .38 (c) ,(d) 2 .36 22 .7
6 .86 21,016 0 .38 (c) ,(d) 1 .80 18 .6
3 .40 21,260 0 .39 (c) ,(d) 1 .73 18 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the fund invests.

See accompanying notes.
64
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2020 $ 15 .73 $ 0 .25 $ 0 .25 $ 0 .50 ( $ 0 .23 ) ( $ 0 .36 ) ( $ 0 .59 ) $ 15 .64
2019 15 .50 0 .30 1 .30 1 .60 ( 0 .32 ) ( 1 .05 ) ( 1 .37 ) 15 .73
2018 16 .63 0 .36 ( 0 .34 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .50
2017 15 .07 0 .23 1 .85 2 .08 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .63
2016 15 .87 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 15 .07
Class C shares
2020 15 .46 0 .14 0 .24 0 .38 ( 0 .12 ) ( 0 .36 ) ( 0 .48 ) 15 .36
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
2018 16 .39 0 .24 ( 0 .34 ) ( 0 .10 ) ( 0 .22 ) ( 0 .82 ) ( 1 .04 ) 15 .25
2017 14 .87 0 .11 1 .83 1 .94 ( 0 .12 ) ( 0 .30 ) ( 0 .42 ) 16 .39
2016 15 .68 0 .11 0 .16 0 .27 ( 0 .10 ) ( 0 .98 ) ( 1 .08 ) 14 .87
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2020 12 .16 0 .22 0 .17 0 .39 ( 0 .22 ) ( 0 .16 ) ( 0 .38 ) 12 .17
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
2018 12 .52 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .86
2017 11 .70 0 .24 0 .94 1 .18 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 12 .52
2016 12 .04 0 .24 0 .12 0 .36 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .70
Class C shares
2020 12 .02 0 .14 0 .16 0 .30 ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 12 .03
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
2018 12 .39 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 11 .73
2017 11 .58 0 .15 0 .93 1 .08 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .39
2016 11 .93 0 .15 0 .11 0 .26 ( 0 .14 ) ( 0 .47 ) ( 0 .61 ) 11 .58

See accompanying notes.
65
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .26% $ 2,060,672 0 .61% (c) 1 .64% 17 .3%
11 .57 2,194,735 0 .62 (c) ,(d) 1 .99 13 .4
0 .00 1,957,610 0 .61 (c) ,(d) 2 .24 26 .7
14 .18 2,120,767 0 .61 (c) 1 .48 17 .6
2 .80 2,047,943 0 .66 (c) 1 .51 17 .1
2 .48 322,006 1 .38 (c) 0 .90 17 .3
10 .77 384,622 1 .38 (c) ,(d) 1 .62 13 .4
( 0 .80 ) 648,980 1 .36 (c) ,(d) 1 .50 26 .7
13 .32 738,524 1 .36 (c) 0 .74 17 .6
2 .03 747,750 1 .40 (c) 0 .75 17 .1
3 .28 545,903 0 .61 (c) 1 .87 19 .4
10 .22 553,362 0 .63 (c) ,(d) 2 .34 15 .0
( 0 .51 ) 485,084 0 .62 (c) ,(d) 2 .49 21 .9
10 .27 529,131 0 .61 (c) ,(d) 1 .97 21 .8
3 .26 512,080 0 .63 (c) ,(d) 2 .04 17 .3
2 .50 137,283 1 .37 (c) 1 .14 19 .4
9 .37 160,672 1 .38 (c) ,(d) 1 .82 15 .0
( 1 .26 ) 228,910 1 .37 (c) ,(d) 1 .76 21 .9
9 .47 255,601 1 .36 (c) ,(d) 1 .23 21 .8
2 .45 264,058 1 .38 (c) ,(d) 1 .29 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Does not include expenses of the investment companies in which the portfolio invests.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.
66
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2020 $ 17 .55 $ 0 .25 $ 0 .30 $ 0 .55 ( $ 0 .25 ) ( $ 0 .44 ) ( $ 0 .69 ) $ 17 .41
2019 17 .76 0 .25 1 .62 1 .87 ( 0 .26 ) ( 1 .82 ) ( 2 .08 ) 17 .55
2018 19 .24 0 .39 ( 0 .33 ) 0 .06 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .76
2017 16 .68 0 .21 2 .90 3 .11 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 19 .24
2016 18 .16 0 .16 0 .14 0 .30 ( 0 .14 ) ( 1 .64 ) ( 1 .78 ) 16 .68
Class C shares
2020 16 .09 0 .11 0 .26 0 .37 ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 15 .91
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
2018 17 .93 0 .24 ( 0 .31 ) ( 0 .07 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 16 .45
2017 15 .59 0 .07 2 .70 2 .77 ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 17 .93
2016 17 .09 0 .04 0 .13 0 .17 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 15 .59
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2020 12 .40 0 .25 0 .03 0 .28 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .38
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
2018 12 .54 0 .34 ( 0 .38 ) ( 0 .04 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .08
2017 12 .07 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .54
2016 12 .21 0 .32 0 .16 0 .48 ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 12 .07
Class C shares
2020 12 .26 0 .16 0 .03 0 .19 ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 12 .24
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
2018 12 .42 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .25 ) ( 0 .08 ) ( 0 .33 ) 11 .96
2017 11 .95 0 .21 0 .52 0 .73 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .42
2016 12 .10 0 .22 0 .16 0 .38 ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 11 .95

See accompanying notes.
67
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .11% $ 1,570,186 0 .61% (c) 1 .46% 16 .2%
12 .74 1,683,156 0 .63 (c) ,(d) 1 .50 10 .9
0 .12 1,432,165 0 .61 (c) ,(d) 2 .10 33 .8
19 .17 1,542,284 0 .61 (c) 1 .17 20 .9
2 .05 1,418,053 0 .66 (c) 1 .00 22 .4
2 .28 204,754 1 .37 (c) 0 .74 16 .2
11 .92 242,084 1 .39 (c) ,(d) 1 .36 10 .9
( 0 .59 ) 480,699 1 .36 (c) ,(d) 1 .38 33 .8
18 .22 536,771 1 .37 (c) 0 .43 20 .9
1 .31 515,921 1 .42 (c) 0 .24 22 .4
2 .30 1,085,818 0 .60 (c) 2 .04 35 .9
9 .93 1,057,769 0 .61 (c) ,(d) 2 .82 11 .1
( 0 .33 ) 917,357 0 .60 (c) ,(d) 2 .77 22 .6
6 .92 981,216 0 .59 (c) 2 .47 19 .1
4 .18 917,507 0 .64 (c) 2 .67 10 .4
1 .54 237,410 1 .37 (c) 1 .29 35 .9
9 .02 265,220 1 .37 (c) ,(d) 2 .13 11 .1
( 1 .09 ) 325,369 1 .37 (c) ,(d) 2 .01 22 .6
6 .17 363,723 1 .36 (c) 1 .71 19 .1
3 .35 368,051 1 .41 (c) 1 .90 10 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Does not include expenses of the investment companies in which the portfolio invests.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.
68
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2020 $ 18 .67 $ 0 .21 $ 0 .53 $ 0 .74 ( $ 0 .25 ) ( $ 0 .59 ) ( $ 0 .84 ) $ 18 .57
2019 19 .81 0 .22 1 .86 2 .08 ( 0 .33 ) ( 2 .89 ) ( 3 .22 ) 18 .67
2018 21 .35 0 .44 ( 0 .58 ) ( 0 .14 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .81
2017 18 .24 0 .23 3 .55 3 .78 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 21 .35
2016 20 .60 0 .20 ( 0 .07 ) 0 .13 ( 0 .17 ) ( 2 .32 ) ( 2 .49 ) 18 .24
Class C shares
2020 16 .60 0 .07 0 .46 0 .53 ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 16 .43
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
2018 19 .52 0 .26 ( 0 .53 ) ( 0 .27 ) ( 0 .21 ) ( 1 .06 ) ( 1 .27 ) 17 .98
2017 16 .73 0 .08 3 .26 3 .34 ( 0 .07 ) ( 0 .48 ) ( 0 .55 ) 19 .52
2016 19 .11 0 .06 ( 0 .07 ) ( 0 .01 ) ( 0 .05 ) ( 2 .32 ) ( 2 .37 ) 16 .73

See accompanying notes.
69
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .93% $ 1,069,149 0 .62% (c) 1 .15% 19 .9%
13 .89 1,114,994 0 .64 (c) ,(d) 1 .26 19 .9
( 0 .86 ) 943,803 0 .63 (c) ,(d) 2 .10 49 .4
21 .34 1,023,096 0 .63 (c) 1 .16 19 .5
1 .03 926,183 0 .69 (c) 1 .10 22 .9
3 .14 120,962 1 .40 (c) 0 .41 19 .9
13 .01 139,759 1 .42 (c) ,(d) 1 .12 19 .9
( 1 .63 ) 284,797 1 .38 (c) ,(d) 1 .37 49 .4
20 .48 324,383 1 .38 (c) 0 .42 19 .5
0 .26 302,748 1 .44 (c) 0 .35 22 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Does not include expenses of the investment companies in which the portfolio invests.
(d) Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm
70
To the Shareholders of Class A and C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth
Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund,
Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio,
SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively referred to as the “Funds”), (11 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds (11 of the portfolios constituting the Fund) at October 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and transfer agent of the affiliated funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2020

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
71
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund,
Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund,
SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or
SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2020 to
October 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Principal LifeTime 2010 Fund
Class A $ 1,000.00 $ 1,066.24 $ 1.97 $1,000.00 $ 1,023.23 $ 1.93 0.38%
Principal LifeTime 2020 Fund
Class A 1,000.00 1,085.65 1.83 1,000.00 1,023.38 1.78 0.35
Principal LifeTime 2030 Fund
Class A 1,000.00 1,108.11 1.96 1,000.00 1,023.28 1.88 0.37
Principal LifeTime 2040 Fund
Class A 1,000.00 1,126.76 2.03 1,000.00 1,023.23 1.93 0.38
Principal LifeTime 2050 Fund
Class A 1,000.00 1,137.55 2.04 1,000.00 1,023.23 1.93 0.38
Principal LifeTime Strategic Income
Fund
Class A 1,000.00 1,056.59 1.96 1,000.00 1,023.23 1.93 0.38
SAM Balanced Portfolio
Class A 1,000.00 1,093.54 3.16 1,000.00 1,022.12 3.05 0.60
Class C 1,000.00 1,088.88 7.19 1,000.00 1,018.25 6.95 1.37

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
72
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
SAM Conservative Balanced
Portfolio
Class A $ 1,000.00 $ 1,074.55 $ 3.13 $1,000.00 $ 1,022.12 $ 3.05 0.60%
Class C 1,000.00 1,070.43 7.03 1,000.00 1,018.35 6.85 1.35
SAM Conservative Growth Portfolio
Class A 1,000.00 1,113.88 3.19 1,000.00 1,022.12 3.05 0.60
Class C 1,000.00 1,109.48 7.21 1,000.00 1,018.30 6.90 1.36
SAM Flexible Income Portfolio
Class A 1,000.00 1,055.34 3.10 1,000.00 1,022.12 3.05 0.60
Class C 1,000.00 1,051.06 7.06 1,000.00 1,018.25 6.95 1.37
SAM Strategic Growth Portfolio
Class A 1,000.00 1,140.66 3.28 1,000.00 1,022.07 3.10 0.61
Class C 1,000.00 1,137.02 7.41 1,000.00 1,018.20 7.00 1.38
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
73
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2020, July 2020, August 2020, and September 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
June 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 48.59% 0.00% 51.41%
July 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 86.12% 0.00% 13.88%
August 2020
Fund Net Income Realized Gain Capital Sources
SAM Flexible Income Portfolio 65.71% 34.29% 0.00%
September 2020
Fund Net Income Realized Gain Capital Sources
SAM Balanced Portfolio 98.89% 1.11% 0.00%
SAM Flexible Income Portfolio 99.63 0.37 0.00

74
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Brookings Institution; Earthjustice;
Natural Resources Defense Council;
Montgomery Street Income Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 126 None
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None

75
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired. 126 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management
(“PGAM”), PGI, Principal Life Insurance Company
(“PLIC”), and Principal Financial Services, Inc.
(“PFSI) (2018-2021)
Executive Vice President, RobustWealth, Inc. since
2018
Executive Vice President/Chief Investment Officer,
PLIC and PFSI (2014-2018)
126 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
President, PGAM, PFSI, and PLIC since 2020
Director, Origin Asset Management LLP since 2018
Chair, Post Advisory Group, LLC (2017-2020)
Director, Post since 2020
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Chair, CCIP, LLC since 2017
126 None

76
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
Director, PFA since 2020
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, PFD since 2019
Director, PREI since 2020
Chair and Executive Vice President, PSS since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

77
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

78
otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.

79
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.

80
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an Amended Management
Agreement with Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the SmallCap Value Fund II; (2) an amended sub-
advisory agreement between Los Angeles Capital Management and Equity Research, Inc. and the Manager with respect to SmallCap Value II and Midcap Value Fund I; (3) an amended sub-advisory agreement between Vaughan Nelson Investment Management, LP and the Manager
with respect to SmallCap Value Fund II; (4) an amended sub-advisory agreement between BlackRock Financial Management, Inc. and the
Manager with respect to the Inflation Protection Fund; (5) an amended sub-advisory agreement between the Manager and Causeway Capital
Management LLC and the Manager with respect to the Overseas Fund; (6) an amended sub-advisory agreement between MetLife Investment
Management, LLC and the Manager with respect to the Global Diversified Income Fund; (7) an amended sub-advisory agreement between T.
Rowe Price Associates, Inc. and the Manager with respect to the LargeCap Growth Fund I; (8) an amended sub-advisory agreement between
Westwood Management Corporation with respect to the LargeCap Value Fund III; and (9) the annual review and renewal of the Management
Agreement and various sub-advisory agreements for all Funds.
Amended Management Agreement for SmallCap Value Fund II and Amended Sub-Advisory Agreements for SmallCap Value Fund
II, MidCap Value Fund I, Inflation Protection Fund, Overseas Fund, Global Diversified Income Fund, LargeCap Growth Fund I
and LargeCap Value Fund III
On June 9, 2020, the Board met and considered:
For SmallCap Value Fund II (“SmallCap Value II” or a “Fund”) the approval of an amended management agreement (the
“Management Agreement”) between PFI, for the Fund, and the Manager in connection with a proposal to amend the management fee schedule to reduce the effective management fee rate payable at all asset levels;
For each of SmallCap Value II and MidCap Value Fund I (each a “Fund”) the approval of an amended sub-advisory agreement
(a “Sub-Advisory Agreement”) between the Manager and Los Angeles Capital Management and Equity Research, Inc. (a
“Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For Small Cap Value II the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Vaughan Nelson Investment Management, LP (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels;
For Inflation Protection Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and BlackRock Financial Management, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels;
For Overseas Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Causeway Capital Management LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule in a manner that would reduce the effective sub-advisory fee rate payable at current asset levels but increase the effective sub-advisory fee rate payable at certain greater asset levels;
For Global Diversified Income Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory
Agreement”) between the Manager and MetLife Investment Management, LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For LargeCap Growth Fund I (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and T. Rowe Price Associates, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels; and
For LargeCap Value Fund III (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and Westwood Management Corporation (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels.

81
With respect to the Management Agreement for SmallCap Value II, the Board considered the Manager’s representation that the amendment to the Management Agreement would not reduce the quality or quantity of the services the Manager provides to the Fund and that the
Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement for SmallCap Value II other than to the management fee schedule.
With respect to the Sub-Advisory Agreements, the Board noted that because the sub-advisory fees were paid by the Manager, the amendments to the Sub-Advisory Agreements would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments to the Sub-Advisory Agreements would not reduce the quality or quantity of the services each Sub-
Advisor provides to the applicable Fund(s) and that each Sub-Advisor’s obligations under the applicable Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Sub-Advisory Agreement other than to the methodology for calculating the sub-advisory fee and the sub-advisory fee schedule.
The Board considered that they had last approved the Management Agreement for SmallCap Value II and each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the
Manager under the Management Agreement and by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that approval of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the applicable Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Management Agreement and Sub-Advisory Agreements.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC
(the “Manager”) and PFI, on behalf of each of the sixty-three (63) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial
Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus Circle
Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis and
Wiley Capital Management, LLC; Los Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; MetLife
Investment Management, LLC; Origin Asset Management LLP; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert
W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates, Inc.; Vaughan Nelson Investment Management,
LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management Corp.; (collectively, the “Sub-Advisors”). The
Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.

82
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31,
2020, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the PFI Government
Money Market Fund, the PFI Money Market Fund and DSRA, peer-group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”). For the PFI Government Money Market Fund and the PFI Money Market Fund,
comparative performance information was based upon data provided by EPFR (formerly I Money Net).
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted
that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all
Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the money Market Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the Principal LifeTime Hybrid Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund

83
fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime Hybrid
2045 Fund, the Principal LifeTime Hybrid 2050 Fund, the Principal LifeTime Hybrid 2055 Fund, the Principal LifeTime Hybrid 2060 Fund
and the Principal LifeTime Hybrid 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these
Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the
Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the PFI Principal LifeTime Hybrid Funds invest, which the Board considered individually and concluded were reasonable. The Board considered the Manager’s statement that the fee and expense comparisons for the Principal LifeTime Hybrid Funds included information for certain peer funds’ Class R-6 shares, which have expense structures different from that of the Funds’ Institutional Class shares, making for a suboptimal comparison. The Board also considered the Funds’ performance, noting the Principal LifeTime Hybrid 2045 Fund’s performance in the second quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (42nd and 35th percentiles, respectively); the
Principal LifeTime Hybrid 2050 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (43rd and 37th percentiles, respectively); the Principal LifeTime Hybrid 2055 Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (52nd and 44th percentiles, respectively); the Principal LifeTime Hybrid 2060 Fund’s performance in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (62nd and
60th percentiles, respectively); and the Principal LifeTime Hybrid 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the second quartile of its Performance Universe for the one-year period ended March 31, 2020 (39th percentile).
With respect to the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2060 Fund and the Principal LifeTime 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the Principal LifeTime Funds invest, which the Board considered individually and concluded were reasonable. The Board also considered the Funds’ performance, noting the Principal LifeTime 2010 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (46th and 52nd percentiles, respectively); the Principal LifeTime 2015 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (38th and 42nd percentiles, respectively); the Principal LifeTime 2060 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-
year periods ended March 31, 2020 (39th and 56th percentiles, respectively); and the Principal LifeTime 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the third quartile of its Performance Universe for the one-year period ended March 31,
2020 (65th percentile).
With respect to the Funds that use the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
With regard to the Core Fixed Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (83rd and 99th percentiles, respectively) in the Expense Group. The Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the fee reduction on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move into the 82nd percentile and the Fund’s total net expense ratio would move into the 55th percentile. Considering all relevant factors, including the Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (61st and 47th percentiles, respectively), the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to the SAM Flexible Income Fund, the Board noted that that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 80th percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the second and first quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (28th and 24th percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 57th percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the SAM Strategic Growth Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 83rd percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the first and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (24th and 29th

84
percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 71st percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the Real Estate Securities Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (each was at the 88th percentile) in the Expense Group. The Board accepted management’s proposal to amend the Management Agreement for the Fund to add a new breakpoint to the management fee schedule. Considering all relevant factors, including the Fund’s performance in the first quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (11th and 12th percentiles, respectively), the
Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to operate below current applicable expense caps. In addition, the Board accepted management’s proposals to remove the expense cap on Institutional
Class shares of the Principal Capital Appreciation Fund, even though these proposals would have the effect of increasing expenses for certain share classes. In accepting these proposals, the Board noted the pro forma effect of the proposals on the rankings of the Funds’ net management fee rates and total net expense ratios on the basis of Institutional Class shares in the Funds’ respective Expense Groups, noting that the Funds’ net management fee rates and total net expense ratios would remain in the first quartile (17th and 8th percentiles for the
Principal Capital Appreciation Fund). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Class A shares of the Core Plus Bond Fund and Institutional Class shares of the SmallCap S&P 600 Index Fund to be effective from January
1, 2021 through February 28, 2022.
With regard to the LargeCap Growth Fund I and the MidCap Fund, the Board accepted management’s proposal to amend the Management
Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the
Management Agreement, as amended, should be renewed.
With regard to the Short Term Income Fund and Government & High Quality Bond Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of the High Income Fund, the Global Diversified Income Fund, and the Finisterre Unconstrained Emerging Markets
Bond Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)
(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real
Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

85
The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
As part of its annual review of the Funds’ Sub-Advisory Agreements, the Board concluded that the Sub-Advisory Agreement pursuant to which Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as a Sub-Advisor to the LargeCap Value Fund III and the
Overseas Fund should be renewed. The Board noted that a change in control transaction with respect to Barrow Hanley was expected to become effective in the fourth quarter of 2020, and that this change in control would result in the “assignment” (as defined in the Investment
Company Act of 1940, as amended) of the Sub-Advisory Agreement, causing the agreement’s automatic termination. The Board considered the Manager’s statements that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Sub-Advisor, that the change in ownership was not expected to impact the nature, quality or extent of the services that the Sub-Advisor provides to the Funds and that the Manager, after considering the assignment, continued to believe that the Sub-Advisor is an appropriate sub-advisor for the Funds. The Board also noted that the new Sub-Advisory Agreement for the Funds would be identical to the current Sub-
Advisory Agreement in all material respects (including the sub-advisory fee schedules). Accordingly, the Board concluded that a new Sub-

86
Advisory Agreement with Barrow Hanley should be approved, to take effect upon the termination of the current Sub-Advisory Agreement upon the effectiveness of the change in control transaction.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2020 (unaudited)
87
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2020 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2020 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2020 , are as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal LifeTime 2010 Fund 10.26%
Principal LifeTime 2020 Fund 16.62
Principal LifeTime 2030 Fund 20.31
Principal LifeTime 2040 Fund 26.18
Principal LifeTime 2050 Fund 29.80
Principal LifeTime Strategic Income Fund 7.07
SAM Balanced Portfolio 27.42
SAM Conservative Balanced Portfolio 28.75
SAM Conservative Growth Portfolio 52.05
SAM Flexible Income Portfolio 21.02
SAM Strategic Growth Portfolio 57.88
QDI
Principal LifeTime 2010 Fund 19.63%
Principal LifeTime 2020 Fund 32.18
Principal LifeTime 2030 Fund 38.78
Principal LifeTime 2040 Fund 49.15
Principal LifeTime 2050 Fund 56.54
Principal LifeTime Strategic Income Fund 14.23
SAM Balanced Portfolio 51.66
SAM Conservative Balanced Portfolio 47.01
SAM Conservative Growth Portfolio 89.46
SAM Flexible Income Portfolio 32.32
SAM Strategic Growth Portfolio 91.19
Foreign Taxes
Per Share
Principal LifeTime 2010 Fund $ 0.0032
Principal LifeTime 2020 Fund 0.0060
Principal LifeTime 2030 Fund 0.0085
Principal LifeTime 2040 Fund 0.0105
Principal LifeTime 2050 Fund 0.0118
Principal LifeTime Strategic Income Fund 0.0020
SAM Balanced Portfolio 0.0074
SAM Conservative Balanced Portfolio 0.0037
SAM Conservative Growth Portfolio 0.0109
SAM Flexible Income Portfolio 0.0014
SAM Strategic Growth Portfolio 0.0164

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV457-13 | 10/2020 | 978203

Principal Money Market Fund
Class J Shares
Annual Report
October 31, 2020
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
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sign up for eDelivery today.
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Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedule of Investments 9
Financial Highlights (includes performance information) 12
Report of Independent Registered Public Accounting Firm 14
Shareholder Expense Example 15
Supplemental Information 16

Statement of Assets and Liabilities
Principal Funds, Inc.
October 31, 2020
1
See accompanying notes.
Amounts in thousands, except per share amounts Money Market Fund
Investment in securities--at cost ......................................................................................................................
$ 789,932
Assets
Investment in securities--at value  ...................................................................................................................... $ 789,932
Cash ..................................................................................................................................................... 27
Receivables:
Dividends and interest ............................................................................................................................. 19
Expense reimbursement from Manager ........................................................................................................... 204
Expense reimbursement from Distributor ......................................................................................................... 55
Fund shares sold ................................................................................................................................... 9,650
Other assets .............................................................................................................................................. 26
Total Assets   799,913
Liabilities
Accrued management and investment advisory fees .................................................................................................... 258
Accrued distribution fees ................................................................................................................................ 56
Accrued transfer agent fees ............................................................................................................................. 77
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 29
Accrued other expenses ................................................................................................................................. 71
Payables:
Fund shares redeemed ............................................................................................................................. 1,724
Total Liabilities
2,216
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 797,697
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 797,697
Total distributable earnings (accumulated loss) .........................................................................................................
–
Total Net Assets
$ 797,697
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 5,800,000
Net Asset Value Per Share:
Class A: Net Assets ...................................................................................................................................... $ 342,008
Shares Issued and Outstanding .................................................................................................................... 342,008
Net Asset Value per share ......................................................................................................................... $ 1.00
(a)
Class J: Net Assets ...................................................................................................................................... $ 455,689
Shares Issued and Outstanding .................................................................................................................... 455,689
Net Asset Value per share .........................................................................................................................
$ 1.00
(a)
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Principal Funds, Inc.
Year Ended October 31, 2020
2
See accompanying notes.
Amounts in thousands Money Market Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 167
Interest ................................................................................................................................................. 5,867
Total Income 6,034
Expenses:
Management and investment advisory fees ........................................................................................................... 2,634
Distribution fees - Class J ............................................................................................................................. 553
Registration fees - Class A ............................................................................................................................ 42
Registration fees - Class J ............................................................................................................................. 53
Shareholder reports - Class A ......................................................................................................................... 34
Shareholder reports - Class J .......................................................................................................................... 106
Transfer agent fees - Class A .......................................................................................................................... 285
Transfer agent fees - Class J .......................................................................................................................... 283
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 14
Directors' expenses .................................................................................................................................... 16
Professional fees ...................................................................................................................................... 31
Other expenses ........................................................................................................................................ 5
Total Gross Expenses 4,057

Total Net Expenses 2,643
Net Investment Income (Loss) 3,391
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,391

Statement of Changes in Net Assets
Principal Funds, Inc.
3
See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,391 $ 9,593
Net realized gain (loss) on investments ............................................................................................. – 128
Net change in unrealized appreciation/depreciation of investments ................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 3,391 9,721
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,391) (9,721)
Total Dividends and Distributions (3,391) (9,721)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
277,106 31,009
Total Increase (Decrease) in Net Assets 277,106 31,009
Net Assets
Beginning of period .................................................................................................................
520,591 489,582
End of period .......................................................................................................................
$ 797,697 $ 520,591
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2020
Dollars:
Sold ................................................................................................. $ 353,233 $ 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
$ 99,881 $ 177,225
Shares:
Sold ................................................................................................. 353,233 463,183
Reinvested ............................................................................................ 1,563 1,761
Redeemed .............................................................................................
(254,915) (287,719)
Net Increase (Decrease) ...................................................................................
99,881 177,225
Year Ended October 31, 2019
Dollars:
Sold ................................................................................................. $ 202,489 $ 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
$ 10,283 $ 20,726
Shares:
Sold ................................................................................................. 202,489 148,381
Reinvested ............................................................................................ 4,651 4,918
Redeemed .............................................................................................
(196,857) (132,573)
Net Increase (Decrease) ...................................................................................
10,283 20,726
Dividends and Distributions to Shareholders:
Year Ended October 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,595) $ (1,796)
Total Dividends and Distributions
$ (1,595) $ (1,796)
Year Ended October 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (4,738) $ (4,983)
Total Dividends and Distributions
$ (4,738) $ (4,983)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Money Market Fund (the “fund”)
are presented herein. The fund offers two classes of shares: Class A and Class J. Information presented in these financial statements pertain to Class J shares. Certain detailed information for Class A shares is provided separately.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund qualifies as a retail money market fund and values its securities, other than holdings of publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940.
Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. Publicly traded investment funds are valued at the respective funds’ net asset value.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. The fund records dividend income on the ex-dividend date. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Interest income is recognized on an accrual basis. The fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.
The fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to the fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (“the Manager”).
The fund allocates all expenses (other than class-specific expenses) on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended October 31,
2020 , are included separately in the statement of operations.
Dividends and Distributions to Shareholders. The fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2020 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
5
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) : Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2020, the fund has adopted the ASU.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund has adopted the new amendment as of November 1, 2019. The adoption of the ASU had no impact on the financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate
(the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the year ended October 31, 2020 , the fund did not borrow from or loan to the Facility.
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25% (effective June 19, 2020 and thereafter). From November 1, 2019 through June 18, 2020, interest was at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1%. Additionally, a commitment fee is charged at an annual rate of .20% (effective June
19, 2020 and thereafter) on the amount of the line of credit which is allocated to each participating fund based on average net assets. From
November 1, 2019 through June 18, 2020, the commitment fee was charged at an annual rate of .15%. The fund did not borrow against the line of credit during the year ended October 31, 2020 .
Cross Trades.  The fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended October 31, 2020, the fund did not have material cross trades.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, the fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into the fund .
Repurchase Agreements. The fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
6
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available upon selling a security or transferring a liability in a timely transaction.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in the fund are valued using amortized cost, as permitted under Rule 2a-7 of the
Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
As of October 31, 2020 , all of the fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.
5. Management Agreement and Transactions with Affiliates
The fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the fund’s average daily net assets. The annual rates used in this calculation for the net assets of the fund are as follows:
First
$500 million
Next
$500 million
Next
$500 million
Next
$500 million
Next
$1 billion
Over
$3 billion
Money Market Fund
.40% .39%
.38% .37%
.36%
.35%

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
7
Class A shares of the fund pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the fund’s expenses on certain share classes. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the fund through the fiscal year end, provided no reimbursement will be made if it would result in the fund exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities.
*Contractual limit expired February 29, 2020.
The Manager has voluntarily agreed to limit the fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
Distribution Fees. Class J shares of the fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the fund. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the
Manager), the principal distributor of the fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate is .15% of the average daily net assets for Class J shares.
The Distributor has contractually agreed to limit the fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2021.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of the registered investment companies managed by the Manager and is shown on the statement of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2020 , was approximately
$35,000 for Class J shares.
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2020 and October 31,
2019 were as follows (amounts in thousands):
Distributable Earnings. As of October 31, 2020, there were no distributable earnings on a federal tax basis.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. At October 31, 2020, the fund had no net capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. For the taxable year ended October 31, 2020, the fund does not intend to defer any late-year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Period from November 1, 2019 through October 31, 2020
Class A Class J Expiration
Money Market Fund
.50% .65%*
February 28, 2021
Ordinary Income
2020 2019
Money Market Fund $ 3,391 $ 9,721
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2020
8
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2020 , the fund did not record any reclassifications.
Federal Income Tax Basis At October 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund was as follows (amounts in thousands):
7. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the fund's performance and financial results.
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Money Market Fund $ — $ — $ — $ 789,932
6. Federal Tax Information (continued)

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
9
INVESTMENT COMPANIES - 3.66% Shares Held Value (000's)
Money Market Funds - 3.66%
DWS Government Money Market Series -
Institutional Class 0.04%
(a)
12,515,000 $ 12,515
Goldman Sachs Financial Square Government -
Institutional Class Fund 0.03%
(a)
10,020,000 10,020
STIT - Government & Agency Portfolio -
Institutional Class 0.01%
(a)
6,680,000 6,680
$ 29,215
TOTAL INVESTMENT COMPANIES $ 29,215
BONDS - 5.69%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.22%
AmeriCredit Automobile Receivables Trust
2020-2
0.26%, 07/19/2021 $ 941 $ 941
CarMax Auto Owner Trust 2020-3
0.28%, 07/15/2021 1,447 1,447
Enterprise Fleet Financing 2020-1 LLC
1.69%, 02/22/2021
(b)
130 130
Enterprise Fleet Financing 2020-2 LLC
0.24%, 10/20/2021
(b)
2,737 2,737
Ford Credit Auto Owner Trust 2020-B
0.26%, 07/15/2021 579 579
GM Financial Automobile Leasing Trust 2020-2
0.28%, 06/21/2021 408 408
Hyundai Auto Lease Securitization Trust 2020-B
0.20%, 10/15/2021
(b)
2,222 2,222
Hyundai Auto Receivables Trust 2020-A
1.20%, 05/17/2021 293 293
Santander Drive Auto Receivables Trust 2020-2
0.24%, 07/15/2021 287 287
Santander Drive Auto Receivables Trust 2020-3
0.28%, 10/15/2021 1,883 1,883
Santander Retail Auto Lease Trust 2020-B
0.21%, 11/19/2021
(b)
1,500 1,500
Wheels SPV 2 LLC
0.24%, 09/20/2021
(b)
1,556 1,556
World Omni Auto Receivables Trust 2020-B
0.27%, 07/15/2021 1,471 1,471
World Omni Auto Receivables Trust 2020-C
0.21%, 08/16/2021 2,219 2,219
$ 17,673
Diversified Financial Services - 0.06%
Corporate Finance Managers Inc (credit support
from Wells Fargo)
0.15%, 11/06/2020
(c),(d)
465 465
Insurance - 2.13%
MetLife
0.33%, 08/17/2021 9,000 9,000
New York Life
0.27%, 07/20/2021 8,000 8,000
$ 17,000
Other Asset Backed Securities - 1.28%
Dell Equipment Finance Trust 2020-2
0.31%, 09/22/2021
(b)
3,672 3,672
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1
1.69%, 02/15/2021
(b)
233 233
HPEFS Equipment Trust
0.43%, 07/20/2021
(b)
1,355 1,355
HPEFS Equipment Trust 2020-1
1.68%, 03/09/2021
(b)
85 85
John Deere Owner Trust 2020
1.10%, 03/15/2021 215 215
MMAF Equipment Finance LLC 2020-A
0.36%, 07/07/2021
(b)
1,705 1,704
Volvo Financial Equipment LLC
0.22%, 10/15/2021
(b)
2,965 2,965
$ 10,229
TOTAL BONDS $ 45,367
MUNICIPAL BONDS - 2.14%
Principal
Amount (000's) Value (000's)
Colorado - 0.62%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
0.22%, 11/06/2020
(c),(d)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
0.29%, 11/06/2020
(c),(d)
130 130
$ 4,945
Maryland - 0.88%
City of Baltimore MD (credit support from State
Street Bank )
0.13%, 11/06/2020
(c),(d)
7,015 7,015
New York - 0.64%
New York City Housing Development
Corp (credit support from Fannie Mae )
0.11%, 11/06/2020
(c),(d)
2,600 2,600
New York State Housing Finance Agency (credit
support from JPMorgan Chase & Co )
0.12%, 11/06/2020
(c),(d)
2,500 2,500
$ 5,100
TOTAL MUNICIPAL BONDS $ 17,060
COMMERCIAL PAPER - 83.03%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.31%
General Dynamics Corp
0.10%, 11/24/2020
(b)
$ 5,000 $ 5,000
0.13%, 12/03/2020
(b)
5,000 4,999
0.13%, 12/17/2020
(b)
480 480
$ 10,479
Agriculture - 5.55%
Archer-Daniels-Midland Co
0.08%, 11/13/2020
(b)
4,750 4,750
0.10%, 11/04/2020
(b)
5,000 5,000
0.10%, 11/06/2020
(b)
4,500 4,500
Cargill Inc
0.07%, 11/02/2020
(b)
15,000 15,000
Philip Morris International Inc
0.08%, 11/02/2020
(b)
15,000 15,000
$ 44,250
Automobile Manufacturers - 2.69%
PACCAR Financial Corp (credit support from
Paccar Inc )
0.10%, 11/30/2020
(d)
4,000 4,000
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
0.13%, 12/21/2020
(d)
4,000 3,999
0.14%, 11/30/2020
(d)
5,000 5,000
Toyota Motor Credit Corp
0.17%, 12/14/2020 4,000 3,999
0.20%, 12/07/2020 4,500 4,499
$ 21,497
Banks - 31.81%
Barclays Bank PLC
0.14%, 11/06/2020
(e)
5,000 5,000
0.20%, 12/21/2020
(b),(e)
4,000 3,999
0.22%, 11/18/2020
(b),(e)
4,000 4,000
0.22%, 11/20/2020
(b),(e)
4,000 3,999
BNP Paribas SA/New York NY
0.20%, 11/25/2020 4,500 4,499
CAFCO LLC
0.16%, 01/13/2021
(b)
4,000 3,999
0.16%, 01/25/2021
(b)
5,000 4,998
0.19%, 11/06/2020
(b)
4,000 4,000
DBS Bank Ltd
0.17%, 12/09/2020
(b),(e)
4,000 3,999
0.19%, 01/20/2021
(b),(e)
4,500 4,498
0.22%, 11/02/2020
(b),(e)
5,000 5,000

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
10
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.15%, 12/29/2020
(b),(e)
$ 5,000 $ 4,999
0.17%, 01/26/2021
(b),(e)
5,000 4,998
0.18%, 01/11/2021
(b),(e)
1,500 1,499
0.21%, 01/29/2021
(b),(e)
4,000 3,998
HSBC USA Inc
0.20%, 12/17/2020
(b)
4,000 3,999
Kreditanstalt fuer Wiederaufbau (credit support
from Republic of Germany )
0.12%, 11/19/2020
(b),(d),(e)
4,500 4,500
0.12%, 12/01/2020
(b),(d),(e)
4,500 4,500
0.13%, 12/02/2020
(b),(d),(e)
5,000 4,999
0.15%, 12/23/2020
(b),(d),(e)
4,700 4,699
Manhattan Asset Funding Co LLC
0.15%, 11/16/2020
(b)
5,000 5,000
0.16%, 11/09/2020
(b)
3,400 3,400
0.16%, 11/12/2020
(b)
4,000 4,000
0.17%, 12/08/2020
(b)
5,000 4,999
0.19%, 01/13/2021
(b)
900 900
Mitsubishi UFJ Trust & Banking Corp/NY
0.16%, 12/14/2020
(b)
5,200 5,199
0.18%, 12/18/2020
(b)
1,200 1,200
0.20%, 01/27/2021
(b)
5,000 4,998
Mizuho Bank Ltd/New York NY
0.17%, 11/24/2020
(b)
4,000 4,000
0.18%, 01/08/2021
(b)
4,500 4,498
0.20%, 01/05/2021
(b)
4,300 4,298
0.22%, 12/10/2020
(b)
5,000 4,999
MUFG Bank Ltd/New York NY
0.18%, 11/25/2020 3,000 3,000
National Australia Bank Ltd (credit support from
National Australia Funding Delaware Inc )
0.17%, 01/20/2021
(b),(d),(e)
2,900 2,899
National Bank of Canada
0.17%, 01/04/2021
(b),(e)
3,500 3,499
0.17%, 01/05/2021
(b),(e)
5,000 4,998
0.18%, 01/12/2021
(b),(e)
5,500 5,498
Nordea Bank Abp
0.15%, 11/24/2020
(b),(e)
4,000 4,000
Oversea-Chinese Banking Corp Ltd
0.14%, 11/13/2020
(b),(e)
3,530 3,530
0.15%, 11/25/2020
(b),(e)
4,000 4,000
0.20%, 02/11/2021
(b),(e)
5,000 4,997
Sheffield Receivables Co LLC
0.15%, 12/11/2020
(b)
700 700
0.16%, 12/08/2020
(b)
4,500 4,499
0.20%, 12/10/2020
(b)
4,000 3,999
0.20%, 01/12/2021
(b)
4,350 4,348
0.20%, 02/02/2021
(b)
5,000 4,997
Skandinaviska Enskilda Banken AB
0.15%, 12/09/2020
(b),(e)
4,500 4,499
0.20%, 11/02/2020
(b),(e)
5,000 5,000
0.20%, 02/16/2021
(b),(e)
4,000 3,998
Societe Generale SA
0.11%, 11/05/2020
(b),(e)
5,000 5,000
0.11%, 11/06/2020
(b),(e)
5,000 5,000
Standard Chartered Bank/New York
0.19%, 01/22/2021
(b)
4,000 3,998
0.28%, 02/12/2021
(b)
4,500 4,496
Sumitomo Mitsui Banking Corp
0.20%, 02/10/2021
(b),(e)
1,900 1,899
0.20%, 02/11/2021
(b),(e)
5,000 4,997
0.21%, 11/05/2020
(b),(e)
5,000 5,000
Toronto-Dominion Bank/The
0.10%, 11/02/2020
(b),(e)
5,000 5,000
0.10%, 11/03/2020
(b),(e)
6,000 6,000
0.10%, 11/04/2020
(b),(e)
6,000 6,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
United Overseas Bank Ltd
0.16%, 12/03/2020
(b),(e)
$ 4,270 $ 4,269
$ 253,793
Beverages - 1.63%
Brown-Forman Corp
0.13%, 11/16/2020
(b)
4,000 4,000
0.16%, 01/14/2021
(b)
5,000 4,998
0.21%, 02/10/2021
(b)
4,000 3,998
$ 12,996
Chemicals - 1.91%
BASF SE
0.17%, 12/22/2020
(b)
1,240 1,240
0.18%, 12/31/2020
(b)
5,000 4,998
0.19%, 12/28/2020
(b)
5,000 4,998
0.20%, 12/30/2020
(b)
4,000 3,999
$ 15,235
Diversified Financial Services - 20.54%
Anglesea Funding LLC
0.13%, 11/04/2020
(b)
6,000 6,000
Chesham Finance Ltd / Chesham Finance LLC
0.10%, 11/02/2020
(b)
12,000 12,000
Citigroup Global Markets Inc
0.13%, 11/06/2020
(b)
5,000 5,000
0.16%, 01/05/2021
(b)
4,000 3,999
Collateralized Commercial Paper V Co LLC
0.14%, 12/04/2020 5,000 4,999
0.15%, 12/18/2020 4,500 4,499
CRC Funding LLC
0.12%, 11/16/2020
(b)
600 600
0.17%, 01/21/2021
(b)
4,000 3,998
DCAT LLC
0.09%, 11/05/2020 5,000 5,000
0.10%, 11/12/2020 950 950
0.15%, 11/19/2020 4,800 4,800
0.15%, 12/03/2020 5,000 4,999
Gotham Funding Corp
0.10%, 11/10/2020
(b)
4,500 4,500
0.15%, 12/16/2020
(b)
5,000 4,999
0.16%, 12/15/2020
(b)
5,000 4,999
0.16%, 12/21/2020
(b)
3,000 2,999
Liberty Street Funding LLC
0.12%, 12/02/2020
(b)
5,000 4,999
0.16%, 12/04/2020
(b)
4,000 3,999
0.16%, 12/09/2020
(b)
4,500 4,499
Longship Funding LLC
0.10%, 11/02/2020
(b)
3,000 3,000
0.10%, 11/05/2020
(b)
5,000 5,000
0.10%, 11/06/2020
(b)
5,000 5,000
0.11%, 11/03/2020
(b)
6,000 6,000
Nationwide Building Society
0.14%, 11/09/2020
(b)
3,000 3,000
0.14%, 12/01/2020
(b)
5,500 5,499
0.15%, 11/10/2020
(b)
4,500 4,500
0.15%, 11/13/2020
(b)
840 840
0.18%, 11/05/2020
(b)
4,000 4,000
Nieuw Amsterdam Receivables Corp
0.12%, 11/09/2020
(b)
4,700 4,700
0.14%, 11/13/2020
(b)
4,500 4,500
0.15%, 11/16/2020
(b)
5,000 5,000
0.17%, 01/06/2021
(b)
4,500 4,499
Ontario Teachers' Finance Trust (credit support
from Ontario Teachers Pension Plan Board )
0.15%, 01/15/2021
(b),(d)
4,500 4,499
Regency Markets No. 1 LLC
0.15%, 11/04/2020
(b)
4,000 4,000
0.15%, 11/09/2020
(b)
4,000 4,000

Schedule of Investments
Money Market Fund
October 31, 2020
See accompanying notes.
11
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Thunder Bay Funding LLC
0.13%, 12/16/2020
(b)
$ 5,000 $ 4,999
0.16%, 01/15/2021
(b)
3,000 2,999
$ 163,873
Electric - 0.63%
National Rural Utilities Cooperative Finance Corp
0.08%, 11/03/2020 5,000 5,000
Electrical Components & Equipment - 0.63%
Emerson Electric Co
0.09%, 11/02/2020
(b)
5,000 5,000
Gas - 2.17%
ONE Gas Inc
0.11%, 11/03/2020
(b)
4,000 4,000
0.11%, 11/18/2020
(b)
3,800 3,800
0.12%, 11/19/2020
(b)
5,000 5,000
0.12%, 11/23/2020
(b)
4,500 4,499
$ 17,299
Healthcare - Services - 1.13%
UnitedHealth Group Inc
0.13%, 11/10/2020
(b)
5,000 5,000
0.15%, 11/12/2020
(b)
4,000 4,000
$ 9,000
Holding Companies - Diversified - 2.38%
Koch Industries Inc
0.12%, 12/04/2020 5,000 4,999
0.14%, 01/07/2021 5,000 4,999
0.15%, 01/08/2021 4,000 3,999
0.15%, 01/11/2021 5,000 4,998
$ 18,995
Insurance - 2.32%
Prudential Funding LLC (credit support from
Prudential Financial Inc )
0.08%, 11/03/2020
(d)
5,000 5,000
0.08%, 11/05/2020
(d)
5,000 5,000
Prudential PLC
0.15%, 11/27/2020
(b)
3,500 3,500
0.16%, 01/15/2021
(b)
5,000 4,998
$ 18,498
Machinery - Construction & Mining - 0.63%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.10%, 11/02/2020
(d)
5,000 5,000
Oil & Gas - 1.70%
Exxon Mobil Corp
0.15%, 11/17/2020 5,000 5,000
0.19%, 01/12/2021 4,000 3,998
Total Capital Canada Ltd (credit support from
Total SA )
0.12%, 11/04/2020
(b),(d)
2,000 2,000
0.18%, 11/03/2020
(b),(d)
2,560 2,560
$ 13,558
Pharmaceuticals - 3.70%
Novartis Finance Corp (credit support from
Novartis AG )
0.11%, 11/27/2020
(b),(d)
5,000 5,000
0.12%, 11/16/2020
(b),(d)
4,500 4,500
0.12%, 12/22/2020
(b),(d)
5,000 4,999
Pfizer Inc
0.12%, 11/20/2020
(b)
5,000 5,000
0.12%, 11/25/2020
(b)
5,000 4,999
0.12%, 11/30/2020
(b)
5,000 4,999
$ 29,497
Telecommunications - 0.67%
Telstra Corp Ltd
0.14%, 11/04/2020
(b)
5,000 5,000
0.18%, 12/18/2020
(b)
322 322
$ 5,322
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Water - 1.63%
American Water Capital Corp (credit support
from American Water Works )
0.15%, 11/20/2020
(b),(d)
$ 5,000 $ 5,000
0.16%, 12/01/2020
(b),(d)
4,000 3,999
0.16%, 12/07/2020
(b),(d)
4,000 3,999
$ 12,998
TOTAL COMMERCIAL PAPER $ 662,290
REPURCHASE AGREEMENTS - 4.51%
Maturity
Amount (000's) Value (000's)
Banks - 4.51%
Barclays Capital Inc Repurchase Agreement;
0.06% traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$20,400,014; 0.00%; dated 08/15/2045)
$ 20,000 $ 20,000
Merrill Lynch Repurchase Agreement; 0.07%
traded 10/30/2020 maturing 11/02/2020
(collateralized by US Government Security;
$16,320,743; 0.00%; dated 11/27/2020)
16,000 16,000
$ 36,000
TOTAL REPURCHASE AGREEMENTS $ 36,000
Total Investments $ 789,932
Other Assets and Liabilities -  0.97% 7,765
TOTAL NET ASSETS - 100.00% $ 797,697
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $573,213 or 71.86% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary  (unaudited)
Sector Percent
Financial 60.87%
Consumer, Non-cyclical 12.01%
Utilities 4.43%
Asset Backed Securities 4.00%
Money Market Funds 3.66%
Consumer, Cyclical 2.69%
Industrial 2.57%
Diversified 2.38%
Insured 2.14%
Basic Materials 1.91%
Energy 1.70%
Communications 0.67%
Other Assets and Liabilities
0.97%
TOTAL NET ASSETS
100.00%

See accompanying notes.
12
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2020 $ 1.00 $ 0.01 $ 0.01 ( $ 0.01) ( $ 0.01) $ 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
2018 1.00 0.01 0.01 (0.01) (0.01) 1.00
2017 1.00 – – – – 1.00
2016 1.00 – – – – 1.00

See accompanying notes.
13
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.58% (b) $ 455,689 0.41% (c) 0.68% (d) 0. 49%
1.88 (b) 278,464 0.60 (c) 0.75 (d) 1.84
1.29 (b) 257,738 0.59 (c) 0.74 (d) 1.28
0.48 (b) 243,195 0.58 (c) 0.73 (d) 0.43
0.00 (b) 268,364 0.50 (c) 0.76 (d) 0.00
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual and voluntary expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

Report of Independent Registered Public Accounting Firm
14
To the Shareholders of Class J shares of Money Market Fund
and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Money Market Fund (the “fund”) (one of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedule of investments as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at
October 31, 2020, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 18, 2020

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2020 (unaudited)
15
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares), including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2020 to
October 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Beginning
Account Value
May 1, 2020
Ending Account
Value October
31, 2020
Expenses Paid
During Period
May 1, 2020 to
October 31,
2020
(a)
Annualized
Expense
Ratio
Money Market Fund
Class J $ 1,000.00 $ 1,000.22 $ 1.51 $ 1,000.00 $ 1,023.63 $ 1.53 0.30%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

16
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Brookings Institution; Earthjustice;
Natural Resources Defense Council;
Montgomery Street Income Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 126 None
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None

17
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired. 126 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management
(“PGAM”), PGI, Principal Life Insurance Company
(“PLIC”), and Principal Financial Services, Inc.
(“PFSI) (2018-2021)
Executive Vice President, RobustWealth, Inc. since
2018
Executive Vice President/Chief Investment Officer,
PLIC and PFSI (2014-2018)
126 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
President, PGAM, PFSI, and PLIC since 2020
Director, Origin Asset Management LLP since 2018
Chair, Post Advisory Group, LLC (2017-2020)
Director, Post since 2020
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Chair, CCIP, LLC since 2017
126 None

18
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
Director, PFA since 2020
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, PFD since 2019
Director, PREI since 2020
Chair and Executive Vice President, PSS since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

19
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

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otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2020 and as supplemented, and the Statement of
Additional Information dated March 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.

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PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The fund files a complete schedule of investments with the Securities and Exchange Commission monthly on Form N-MFP. Form N-MFP is available on the Commission’s website at www.sec.gov. In addition, the monthly portfolio holdings are available for the fund at www.
PrincipalFunds.com.

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BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an Amended Management
Agreement with Principal Global Investors, LLC (the “Manager” or “PGI”) with respect to the SmallCap Value Fund II; (2) an amended sub-
advisory agreement between Los Angeles Capital Management and Equity Research, Inc. and the Manager with respect to SmallCap Value II and Midcap Value Fund I; (3) an amended sub-advisory agreement between Vaughan Nelson Investment Management, LP and the Manager
with respect to SmallCap Value Fund II; (4) an amended sub-advisory agreement between BlackRock Financial Management, Inc. and the
Manager with respect to the Inflation Protection Fund; (5) an amended sub-advisory agreement between the Manager and Causeway Capital
Management LLC and the Manager with respect to the Overseas Fund; (6) an amended sub-advisory agreement between MetLife Investment
Management, LLC and the Manager with respect to the Global Diversified Income Fund; (7) an amended sub-advisory agreement between T.
Rowe Price Associates, Inc. and the Manager with respect to the LargeCap Growth Fund I; (8) an amended sub-advisory agreement between
Westwood Management Corporation with respect to the LargeCap Value Fund III; and (9) the annual review and renewal of the Management
Agreement and various sub-advisory agreements for all Funds.
Amended Management Agreement for SmallCap Value Fund II and Amended Sub-Advisory Agreements for SmallCap Value Fund
II, MidCap Value Fund I, Inflation Protection Fund, Overseas Fund, Global Diversified Income Fund, LargeCap Growth Fund I
and LargeCap Value Fund III
On June 9, 2020, the Board met and considered:
For SmallCap Value Fund II (“SmallCap Value II” or a “Fund”) the approval of an amended management agreement (the
“Management Agreement”) between PFI, for the Fund, and the Manager in connection with a proposal to amend the management fee schedule to reduce the effective management fee rate payable at all asset levels;
For each of SmallCap Value II and MidCap Value Fund I (each a “Fund”) the approval of an amended sub-advisory agreement
(a “Sub-Advisory Agreement”) between the Manager and Los Angeles Capital Management and Equity Research, Inc. (a
“Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For Small Cap Value II the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Vaughan Nelson Investment Management, LP (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels;
For Inflation Protection Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and BlackRock Financial Management, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels;
For Overseas Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the
Manager and Causeway Capital Management LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule in a manner that would reduce the effective sub-advisory fee rate payable at current asset levels but increase the effective sub-advisory fee rate payable at certain greater asset levels;
For Global Diversified Income Fund (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory
Agreement”) between the Manager and MetLife Investment Management, LLC (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels;
For LargeCap Growth Fund I (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and T. Rowe Price Associates, Inc. (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at certain asset levels; and
For LargeCap Value Fund III (a “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”)
between the Manager and Westwood Management Corporation (a “Sub-Advisor”) in connection with a proposal to change the methodology for calculating the sub-advisory fee and to amend the sub-advisory fee schedule to reduce the effective sub-
advisory fee rate payable at all asset levels.

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With respect to the Management Agreement for SmallCap Value II, the Board considered the Manager’s representation that the amendment to the Management Agreement would not reduce the quality or quantity of the services the Manager provides to the Fund and that the
Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement for SmallCap Value II other than to the management fee schedule.
With respect to the Sub-Advisory Agreements, the Board noted that because the sub-advisory fees were paid by the Manager, the amendments to the Sub-Advisory Agreements would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments to the Sub-Advisory Agreements would not reduce the quality or quantity of the services each Sub-
Advisor provides to the applicable Fund(s) and that each Sub-Advisor’s obligations under the applicable Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Sub-Advisory Agreement other than to the methodology for calculating the sub-advisory fee and the sub-advisory fee schedule.
The Board considered that they had last approved the Management Agreement for SmallCap Value II and each Sub-Advisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the
Manager under the Management Agreement and by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that approval of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the applicable Fund.
Overall Conclusions
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the amended
Management Agreement and Sub-Advisory Agreements.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC
(the “Manager”) and PFI, on behalf of each of the sixty-three (63) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial
Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Columbus Circle
Investors; DDJ Capital Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Finisterre Capital LLP; Hotchkis and
Wiley Capital Management, LLC; Los Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; MetLife
Investment Management, LLC; Origin Asset Management LLP; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert
W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates, Inc.; Vaughan Nelson Investment Management,
LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.; and Westwood Management Corp.; (collectively, the “Sub-Advisors”). The
Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.

24
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31,
2020, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the PFI Government
Money Market Fund, the PFI Money Market Fund and DSRA, peer-group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”). For the PFI Government Money Market Fund and the PFI Money Market Fund,
comparative performance information was based upon data provided by EPFR (formerly I Money Net).
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted
that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all
Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the money Market Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the Principal LifeTime Hybrid Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund

25
fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime Hybrid
2045 Fund, the Principal LifeTime Hybrid 2050 Fund, the Principal LifeTime Hybrid 2055 Fund, the Principal LifeTime Hybrid 2060 Fund
and the Principal LifeTime Hybrid 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these
Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the
Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the PFI Principal LifeTime Hybrid Funds invest, which the Board considered individually and concluded were reasonable. The Board considered the Manager’s statement that the fee and expense comparisons for the Principal LifeTime Hybrid Funds included information for certain peer funds’ Class R-6 shares, which have expense structures different from that of the Funds’ Institutional Class shares, making for a suboptimal comparison. The Board also considered the Funds’ performance, noting the Principal LifeTime Hybrid 2045 Fund’s performance in the second quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (42nd and 35th percentiles, respectively); the
Principal LifeTime Hybrid 2050 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (43rd and 37th percentiles, respectively); the Principal LifeTime Hybrid 2055 Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (52nd and 44th percentiles, respectively); the Principal LifeTime Hybrid 2060 Fund’s performance in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (62nd and
60th percentiles, respectively); and the Principal LifeTime Hybrid 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the second quartile of its Performance Universe for the one-year period ended March 31, 2020 (39th percentile).
With respect to the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratios, including acquired fund fees and expenses, for the Principal LifeTime 2010 Fund, the Principal LifeTime 2015 Fund, the Principal LifeTime 2060 Fund and the Principal LifeTime 2065 Fund were in the fourth quartile. In concluding that the Management Agreement for each of these Funds should be renewed, the Board considered all relevant factors, including the Funds’ actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the Principal LifeTime Funds invest, which the Board considered individually and concluded were reasonable. The Board also considered the Funds’ performance, noting the Principal LifeTime 2010 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (46th and 52nd percentiles, respectively); the Principal LifeTime 2015 Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (38th and 42nd percentiles, respectively); the Principal LifeTime 2060 Fund’s performance in the second and third quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-
year periods ended March 31, 2020 (39th and 56th percentiles, respectively); and the Principal LifeTime 2065 Fund’s lack of a three-year performance history and the Fund’s performance in the third quartile of its Performance Universe for the one-year period ended March 31,
2020 (65th percentile).
With respect to the Funds that use the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
With regard to the Core Fixed Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (83rd and 99th percentiles, respectively) in the Expense Group. The Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered the pro forma effect of the fee reduction on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move into the 82nd percentile and the Fund’s total net expense ratio would move into the 55th percentile. Considering all relevant factors, including the Fund’s performance in the third and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (61st and 47th percentiles, respectively), the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to the SAM Flexible Income Fund, the Board noted that that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 80th percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the second and first quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (28th and 24th percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 57th percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the SAM Strategic Growth Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (99th, 99th and 83rd percentiles, respectively) in the Expense Group. Considering all relevant factors, including the Fund’s performance in the first and second quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (24th and 29th

26
percentiles, respectively) and the more favorable rankings of the Fund’s contractual management fee rate, effective net management fee rate and total net expenses ratio on the basis of Class A shares (83rd, 86th and 71st percentiles, respectively) in the Expense Group, the Board concluded that the Management Agreement should be renewed.
With regard to the Real Estate Securities Fund, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (each was at the 88th percentile) in the Expense Group. The Board accepted management’s proposal to amend the Management Agreement for the Fund to add a new breakpoint to the management fee schedule. Considering all relevant factors, including the Fund’s performance in the first quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (11th and 12th percentiles, respectively), the
Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to operate below current applicable expense caps. In addition, the Board accepted management’s proposals to remove the expense cap on Institutional
Class shares of the Principal Capital Appreciation Fund, even though these proposals would have the effect of increasing expenses for certain share classes. In accepting these proposals, the Board noted the pro forma effect of the proposals on the rankings of the Funds’ net management fee rates and total net expense ratios on the basis of Institutional Class shares in the Funds’ respective Expense Groups, noting that the Funds’ net management fee rates and total net expense ratios would remain in the first quartile (17th and 8th percentiles for the
Principal Capital Appreciation Fund). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Class A shares of the Core Plus Bond Fund and Institutional Class shares of the SmallCap S&P 600 Index Fund to be effective from January
1, 2021 through February 28, 2022.
With regard to the LargeCap Growth Fund I and the MidCap Fund, the Board accepted management’s proposal to amend the Management
Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the
Management Agreement, as amended, should be renewed.
With regard to the Short Term Income Fund and Government & High Quality Bond Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of the High Income Fund, the Global Diversified Income Fund, and the Finisterre Unconstrained Emerging Markets
Bond Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)
(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real
Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Funds and the Principal LifeTime Hybrid Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.

27
The Board also noted that the management fee schedules for the Government Money Market Fund, International Equity Index Fund, LargeCap
S&P 500 Index Fund, MidCap S&P 400 Index Fund, and SmallCap S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
As part of its annual review of the Funds’ Sub-Advisory Agreements, the Board concluded that the Sub-Advisory Agreement pursuant to which Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as a Sub-Advisor to the LargeCap Value Fund III and the
Overseas Fund should be renewed. The Board noted that a change in control transaction with respect to Barrow Hanley was expected to become effective in the fourth quarter of 2020, and that this change in control would result in the “assignment” (as defined in the Investment
Company Act of 1940, as amended) of the Sub-Advisory Agreement, causing the agreement’s automatic termination. The Board considered the Manager’s statements that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Sub-Advisor, that the change in ownership was not expected to impact the nature, quality or extent of the services that the Sub-Advisor provides to the Funds and that the Manager, after considering the assignment, continued to believe that the Sub-Advisor is an appropriate sub-advisor for the Funds. The Board also noted that the new Sub-Advisory Agreement for the Funds would be identical to the current Sub-
Advisory Agreement in all material respects (including the sub-advisory fee schedules). Accordingly, the Board concluded that a new Sub-

28
Advisory Agreement with Barrow Hanley should be approved, to take effect upon the termination of the current Sub-Advisory Agreement upon the effectiveness of the change in control transaction.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV315-17 | 10/2020 | 978206

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2019 - $1,268,839
October 31, 2020 - $1,199,968

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

October 31, 2019 - $11,000
October 31, 2020 - $0

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2019 - $487,751
October 31, 2020 - $1,594,625

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2019 - $498,751
October 31, 2020 - $1,594,625

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/10/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/10/2020

By	/s/ Tracy W. Bollin
              Tracy W. Bollin, Chief Financial Officer

Date	12/10/2020